UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-08090

                                 Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                     Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                         Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Lincoln iShares® Allocation Funds
Lincoln iShares® Fixed Income Allocation Fund
Lincoln iShares® Global Growth Allocation Fund
Lincoln iShares® U.S. Moderate Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

Lincoln iShares® Allocation Funds

Lincoln iShares® Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Lincoln iShares® Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.
Lincoln iShares® Fixed Income Allocation Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,066.00	0.15%	$0.77
Hypothetical
Standard Class Shares	$1,000.00	$1,024.10	0.15%	$0.75
Lincoln iShares® Global Growth Allocation Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,138.00	0.20%	$1.06
Hypothetical
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Lincoln iShares® U.S. Moderate Allocation Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,135.00	0.19%	$1.01
Hypothetical
Standard Class Shares	$1,000.00	$1,023.90	0.19%	$0.95

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Lincoln iShares® Allocation Funds–1

Lincoln iShares® Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
Lincoln iShares® Allocation Funds–2

Lincoln iShares® Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2019
Lincoln iShares® Fixed Income Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	108.54%
Fixed Income Funds	108.45%
Money Market Fund	0.09%
Total Investments	108.54%
Liabilities Net of Receivables and Other Assets	(8.54%)
Total Net Assets	100.00%
Lincoln iShares® Global Growth Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	101.12%
Equity Funds	55.45%
Fixed Income Funds	29.74%
International Equity Funds	15.88%
Money Market Fund	0.05%
Total Investments	101.12%
Liabilities Net of Receivables and Other Assets	(1.12%)
Total Net Assets	100.00%
Lincoln iShares® U.S. Moderate Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.80%
Equity Funds	62.42%
Fixed Income Funds	38.35%
Money Market Fund	0.03%
Total Investments	100.80%
Liabilities Net of Receivables and Other Assets	(0.80%)
Total Net Assets	100.00%
Lincoln iShares® Allocation Funds–3

Lincoln iShares® Fixed Income Allocation Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–108.54%
Fixed Income Funds–108.45%
iShares 1-3 Year Treasury Bond ETF	136	$ 11,530
iShares 20+ Year Treasury Bond ETF	8	1,062
iShares Broad USD Investment Grade Corporate Bond ETF	279	15,923
iShares Core U.S. Aggregate Bond ETF	482	53,671
iShares Core U.S. Treasury Bond ETF	615	15,876
iShares iBoxx $ High Yield Corporate Bond ETF	16	1,395
iShares iBoxx $ Investment Grade Corporate Bond ETF	32	3,980
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	147	$ 15,817
		119,254
Money Market Fund–0.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	95	95
		95
Total Investment Companies (Cost $114,825)		119,349

TOTAL INVESTMENTS–108.54% (Cost $114,825)	119,349
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(8.54%)	(9,388)
NET ASSETS APPLICABLE TO 10,503 SHARES OUTSTANDING–100.00%	$109,961

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–4

Lincoln iShares® Global Growth Allocation Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–101.12%
Equity Funds–55.45%
iShares Core S&P 500 ETF	704	$ 207,504
iShares Core S&P Mid-Cap ETF	509	98,878
iShares Core S&P Small-Cap ETF	382	29,903
iShares Edge MSCI Min Vol USA ETF	913	56,360
iShares Edge MSCI USA Momentum Factor ETF	182	21,585
		414,230
Fixed Income Funds–29.74%
iShares 20+ Year Treasury Bond ETF	56	7,437
iShares Broad USD Investment Grade Corporate Bond ETF	280	15,980
iShares Core U.S. Aggregate Bond ETF	1,030	114,690
iShares Core U.S. Treasury Bond ETF	970	25,040
iShares iBoxx $ High Yield Corporate Bond ETF	132	11,508
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	441	$ 47,452
		222,107
International Equity Funds–15.88%
iShares Core MSCI EAFE ETF	1,280	78,592
iShares Core MSCI Emerging Markets ETF	778	40,020
		118,612
Money Market Fund–0.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	382	382
		382
Total Investment Companies (Cost $691,703)		755,331

TOTAL INVESTMENTS–101.12% (Cost $691,703)	755,331
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.12%)	(8,344)
NET ASSETS APPLICABLE TO 62,907 SHARES OUTSTANDING–100.00%	$746,987

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–5

Lincoln iShares® U.S. Moderate Allocation Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.80%
Equity Funds–62.42%
iShares Core S&P 500 ETF	1,245	$ 366,964
iShares Core S&P Mid-Cap ETF	1,080	209,801
iShares Core S&P Small-Cap ETF	229	17,926
iShares Edge MSCI Min Vol USA ETF	1,408	86,916
iShares Edge MSCI USA Momentum Factor ETF	501	59,418
		741,025
Fixed Income Funds–38.35%
iShares 1-3 Year Treasury Bond ETF	669	56,718
iShares 20+ Year Treasury Bond ETF	128	17,000
iShares Broad USD Investment Grade Corporate Bond ETF	713	40,691
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares Core U.S. Aggregate Bond ETF	2,134	$ 237,621
iShares Core U.S. Treasury Bond ETF	2,419	62,446
iShares MBS ETF	379	40,780
		455,256
Money Market Fund–0.03%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	334	334
		334
Total Investment Companies (Cost $1,071,611)		1,196,615

TOTAL INVESTMENTS–100.80% (Cost $1,071,611)	1,196,615
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.80%)	(9,528)
NET ASSETS APPLICABLE TO 99,387 SHARES OUTSTANDING–100.00%	$1,187,087

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–6

Lincoln iShares® Allocation Funds
Statements of Assets and Liabilities
June 30, 2019 (unaudited)
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
ASSETS:
Investments, at value	$119,349	$755,331	$1,196,615
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	12,364	12,807	12,513
Dividends and interest receivable	3	3	3
Prepaid expenses	—	2	4
TOTAL ASSETS	131,716	768,143	1,209,135
LIABILITIES:
Other accrued expenses payable	21,748	21,046	21,902
Due to manager and affiliates	7	97	124
Payable for fund shares redeemed	—	13	22
TOTAL LIABILITIES	21,755	21,156	22,048
TOTAL NET ASSETS	$109,961	$746,987	$1,187,087
Investments, at cost	$114,825	$691,703	$1,071,611
Standard Class:
Shares outstanding	10,503	62,907	99,387
Net asset value per share	$ 10.470	$ 11.874	$ 11.944
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$104,993	$680,615	$1,055,191
Distributable earnings/(accumulated loss)	4,968	66,372	131,896
TOTAL NET ASSETS	$109,961	$746,987	$1,187,087
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–7

Lincoln iShares® Allocation Funds
Statements of Operations
Six Months Ended June 30, 2019 (unaudited)
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
INVESTMENT INCOME:
Dividends	$ 1,403	$ 8,433	$ 11,874
EXPENSES:
Accounting and administration expenses	21,825	21,837	21,843
Professional fees	8,660	10,809	8,805
Consulting fees	1,750	1,750	1,750
Reports and statements to shareholders	1,685	1,688	1,828
Management fees	132	890	1,417
Pricing fees	53	80	73
Custodian fees	38	53	73
Shareholder servicing fees	15	103	164
Trustees’ fees and expenses	1	5	9
Other	1,078	1,076	1,079
	35,237	38,291	37,041
Less:
Management fees waived	(105)	(427)	(850)
Expenses reimbursed	(35,053)	(37,152)	(35,114)
Total operating expenses	79	712	1,077
NET INVESTMENT INCOME	1,324	7,721	10,797
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(171)	250	(2,033)
Net change in unrealized appreciation (depreciation) of investments	5,657	83,065	133,820
NET REALIZED AND UNREALIZED GAIN	5,486	83,315	131,787
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,810	$ 91,036	$142,584
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–8

Lincoln iShares® Allocation Funds
Statements of Changes in Net Assets
	Lincoln iShares® Fixed Income Allocation Fund		Lincoln iShares® Global Growth Allocation Fund		Lincoln iShares® U.S. Moderate Allocation Fund
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,324	$ 2,960	$ 7,721	$ 15,127	$ 10,797	$ 20,828
Net realized gain (loss)	(171)	(958)	250	(6,887)	(2,033)	(3,524)
Net change in unrealized appreciation (depreciation)	5,657	(2,570)	83,065	(54,603)	133,820	(68,533)
Net increase (decrease) in net assets resulting from operations	6,810	(568)	91,036	(46,363)	142,584	(51,229)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,903)	—	(14,571)	—	(20,498)
	—	(2,903)	—	(14,571)	—	(20,498)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	—	—	325,164	—	398,717
Reinvestment of dividends and distributions:
Standard Class	—	2,903	—	14,571	—	20,498
	—	2,903	—	339,735	—	419,215
Cost of shares redeemed:
Standard Class	—	—	(4,773)	(327,176)	(16,929)	(195,882)
Increase (decrease) in net assets derived from capital share transactions	—	2,903	(4,773)	12,559	(16,929)	223,333
NET INCREASE (DECREASE) IN NET ASSETS	6,810	(568)	86,263	(48,375)	125,655	151,606
NET ASSETS:
Beginning of period	103,151	103,719	660,724	709,099	1,061,432	909,826
End of period	$109,961	$103,151	$746,987	$ 660,724	$1,187,087	$1,061,432
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–9

Lincoln iShares® Fixed Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln iShares® Fixed Income Allocation Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended12/31/18	2/1/17 [1] to12/31/17

Net asset value, beginning of period	$ 9.822	$ 10.163	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.126	0.290	0.225
Net realized and unrealized gain (loss)	0.522	(0.347)	0.147
Total from investment operations	0.648	(0.057)	0.372
Less dividends and distributions from:
Net investment income	—	(0.284)	(0.209)
Total dividends and distributions	—	(0.284)	(0.209)
Net asset value, end of period	$ 10.470	$ 9.822	$ 10.163
Total return[4]	6.60%	(0.55%)	3.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 110	$ 103	$ 104
Ratio of expenses to average net assets[5]	0.15%	0.15%	0.15%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	67.01%	57.60%	58.01%
Ratio of net investment income to average net assets	2.52% [6]	2.92%	2.40%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(64.34%) [6]	(54.53%)	(55.46%)
Portfolio turnover	19%	43%	16%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–10

Lincoln iShares® Global Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln iShares® Global Growth Allocation Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended12/31/18	2/1/17 [1] to12/31/17

Net asset value, beginning of period	$ 10.434	$ 11.403	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.122	0.240	0.280
Net realized and unrealized gain (loss)	1.318	(0.977)	1.236
Total from investment operations	1.440	(0.737)	1.516
Less dividends and distributions from:
Net investment income	—	(0.232)	(0.113)
Total dividends and distributions	—	(0.232)	(0.113)
Net asset value, end of period	$ 11.874	$ 10.434	$ 11.403
Total return[4]	13.80%	(6.47%)	15.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 747	$ 661	$ 709
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	10.76%	8.91%	23.01%
Ratio of net investment income to average net assets	2.17% [6]	2.09%	2.78%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(8.39%) [6]	(6.62%)	(20.03%)
Portfolio turnover	7%	75%	43%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–11

Lincoln iShares® U.S. Moderate Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln iShares® U.S. Moderate Allocation Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended12/31/18	2/1/17 [1] to12/31/17

Net asset value, beginning of period	$ 10.523	$ 11.128	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.108	0.229	0.216
Net realized and unrealized gain (loss)	1.313	(0.625)	1.049
Total from investment operations	1.421	(0.396)	1.265
Less dividends and distributions from:
Net investment income	—	(0.209)	(0.137)
Total dividends and distributions	—	(0.209)	(0.137)
Net asset value, end of period	$ 11.944	$ 10.523	$ 11.128
Total return[4]	13.50%	(3.56%)	12.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,187	$ 1,061	$ 910
Ratio of expenses to average net assets[5]	0.19%	0.19%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	6.53%	6.00%	10.32%
Ratio of net investment income to average net assets	1.90% [6]	2.03%	2.20%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(4.44%) [6]	(3.78%)	(7.93%)
Portfolio turnover	10%	34%	12%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln iShares® Allocation Funds–12

Lincoln iShares® Allocation Funds
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln iShares® Fixed Income Allocation Fund, Lincoln iShares® Global Growth Allocation Fund and Lincoln iShares® U.S. Moderate Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sell their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in Exchange-Traded Funds (“ETFs”) or financial instruments that provide exposure to such underlying ETFs or other investment companies (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. The underlying ETFs will primarily be BlackRock iShares ETFs.
Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The investment objective of the Lincoln iShares® Fixed Income Allocation Fund is to maximize total return, consistent with prudent investment management and liquidity needs.
The investment objective of the Lincoln iShares® Global Growth Allocation Fund and the Lincoln iShares® U.S. Moderate Allocation Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2019, and for all open tax years (years ended December 31, 2017–December 31, 2018), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2019, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Lincoln iShares® Allocation Funds–13

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee for each Fund. This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
The waiver amount of each Fund’s average daily net assets are as follows:
Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
0.20%	0.12%	0.15%
LIAC has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The expense limits as a percentage of each Fund’s average daily net assets are as follows:
Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
0.15%	0.20%	0.19%
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed expenses of the Funds'.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	Total
Lincoln iShares® Fixed Income Allocation Fund	17,759	17,759
Lincoln iShares® Global Growth Allocation Fund	18,538	18,538
Lincoln iShares® U.S. Moderate Allocation Fund	17,899	17,899
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Funds' investment portfolio. For these services, LIAC, not the Funds, pay BlackRock a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2019, there were no fees paid by the Funds for these services.
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln iShares® Allocation Funds–14

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2019, these fees were as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Printing and mailing	$—	$4	$3
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Funds had expense reimbursement receivable due from and liabilities payable to affiliates as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Expense reimbursement receivable from LIAC	$12,364	$12,807	$12,513
Management fees payable to LIAC	4	79	96
Printing and mailing fees payable to Lincoln Life	—	1	—
Shareholder servicing fees payable to Lincoln Life	3	17	28
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
At June 30, 2019, Lincoln Life directly owned 100% of Lincoln iShares® Fixed Income Allocation Fund.
3. Investments
For the six months ended June 30, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Purchases	$21,676	$53,796	$117,658
Sales	27,828	60,654	130,313
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Cost of investments	$114,825	$691,703	$1,071,611
Aggregate unrealized appreciation of investments	$ 4,524	$ 63,628	$ 125,004
Aggregate unrealized depreciation of investments	—	—	—
Net unrealized appreciation of investments	$ 4,524	$ 63,628	$ 125,004
Lincoln iShares® Allocation Funds–15

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2019:
Level 1	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Investments:
Assets:
Investment Companies	$119,349	$755,331	$1,196,615
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Lincoln iShares® Fixed Income Allocation Fund		Lincoln iShares® Global Growth Allocation Fund		Lincoln iShares® U.S. Moderate Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18
Shares sold:
Standard Class	—	—	—	27,594	—	34,133
Shares reinvested:
Standard Class	—	297	—	1,393	—	1,947
	0	297	0	28,987	0	36,080
Shares redeemed:
Standard Class	—	—	(419)	(27,844)	(1,479)	(16,972)
Net increase (decrease)	—	297	(419)	1,143	(1,479)	19,108
5. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
Lincoln iShares® Allocation Funds–16

Lincoln iShares® Allocation Funds
Notes to Financial Statements (continued)
6. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
7. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
Lincoln iShares® Allocation Funds–17

LVIP Aggressive Growth Allocation Managed Risk Funds
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Aggressive Growth Allocation Managed Risk Funds

LVIP Aggressive Growth Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Aggressive Growth Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect expense reimbursements in effect.
LVIP Global Aggressive Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19*	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,100.80	0.33%	$1.72
Service Class Shares	1,000.00	1,099.60	0.58%	3.02
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.33%	$1.66
Service Class Shares	1,000.00	1,021.90	0.58%	2.91
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,105.40	0.33%	$1.72
Service Class Shares	1,000.00	1,104.00	0.58%	3.03
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.20	0.33%	$1.66
Service Class Shares	1,000.00	1,021.90	0.58%	2.91

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Aggressive Growth Allocation Managed Risk Funds–1

LVIP Aggressive Growth Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Global Aggressive Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.72%
Investment Companies	94.72%
Equity Funds	42.67%
Fixed Income Funds	15.77%
Global Equity Fund	2.86%
Global Fixed Income Fund	0.62%
International Equity Funds	32.80%
Unaffiliated Investments	4.12%
Investment Companies	4.12%
Equity Fund	0.99%
Money Market Fund	3.13%
Total Investments	98.84%
Receivables and Other Assets Net of Liabilities	1.16%
Total Net Assets	100.00%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	96.71%
Investment Companies	96.71%
Equity Funds	77.21%
Fixed Income Funds	16.61%
Global Equity Fund	2.89%
Unaffiliated Investment	3.65%
Investment Company	3.65%
Money Market Fund	3.65%
Total Investments	100.36%
Liabilities Net of Receivables and Other Assets	(0.36%)
Total Net Assets	100.00%
LVIP Aggressive Growth Allocation Managed Risk Funds–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.72%
INVESTMENT COMPANIES–94.72%
Equity Funds–42.67%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	112,842	$ 1,485,678
LVIP SSGA Mid-Cap Index Fund	167,164	2,109,105
LVIP SSGA S&P 500 Index Fund	486,102	9,725,445
LVIP SSGA Small-Cap Index Fund	94,429	2,961,763
LVIP T. Rowe Price Growth Stock Fund	31,148	1,492,772
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	14,257	422,975
		18,197,738
Fixed Income Funds–15.77%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	103,163	1,044,937
LVIP Delaware Bond Fund	128,863	1,796,223
LVIP PIMCO Low Duration Bond Fund	17,233	174,176
LVIP SSGA Bond Index Fund	151,640	1,748,404
LVIP SSGA Short-Term Bond Index Fund	15,704	162,604
LVIP Western Asset Core Bond Fund	177,924	1,800,410
		6,726,754
Global Equity Fund–2.86%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	123,935	1,218,407
		1,218,407
Global Fixed Income Fund–0.62%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	22,622	263,685
		263,685
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–32.80%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS International Growth Fund	133,692	$ 2,554,857
LVIP Mondrian International Value Fund	100,879	1,686,388
LVIP SSGA Developed International 150 Fund	104,035	837,270
LVIP SSGA Emerging Markets 100 Fund	98,097	850,209
LVIP SSGA Emerging Markets Equity Index Fund	231,117	2,568,408
LVIP SSGA International Index Fund	580,052	5,491,353
		13,988,485
Total Affiliated Investments (Cost $38,787,440)		40,395,069

UNAFFILIATED INVESTMENTS–4.12%
INVESTMENT COMPANIES–4.12%
Equity Fund–0.99%
Fidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	13,365	421,661
		421,661
Money Market Fund–3.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	1,336,125	1,336,125
		1,336,125
Total Unaffiliated Investments (Cost $1,753,872)		1,757,786

TOTAL INVESTMENTS–98.84% (Cost $40,541,312)	42,152,855
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.16%	492,741
NET ASSETS APPLICABLE TO 4,082,052 SHARES OUTSTANDING–100.00%	$42,645,596

✧✧ Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
9	U.S. Treasury 5 yr Notes	$1,063,406	$1,047,944	9/30/19	$15,462	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–4

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.71%
INVESTMENT COMPANIES–96.71%
Equity Funds–77.21%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	23,048	$ 1,369,285
LVIP MFS Value Fund	146,139	6,369,613
LVIP SSGA Mid-Cap Index Fund	218,258	2,753,758
LVIP SSGA S&P 500 Index Fund	436,287	8,728,791
LVIP SSGA Small-Cap Index Fund	102,681	3,220,595
LVIP SSGA Small-Mid Cap 200 Fund	115,642	1,388,750
LVIP T. Rowe Price Growth Stock Fund	135,257	6,482,183
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	77,428	2,297,212
LVIP Wellington Mid-Cap Value Fund	102,638	2,751,095
		35,361,282
Fixed Income Funds–16.61%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	112,222	1,136,702
LVIP Delaware Bond Fund	140,474	1,958,062
LVIP PIMCO Low Duration Bond Fund	18,744	189,446
LVIP SSGA Bond Index Fund	190,159	2,192,528
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Short-Term Bond Index Fund	16,248	$ 168,231
LVIP Western Asset Core Bond Fund	193,952	1,962,601
		7,607,570
Global Equity Fund–2.89%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	134,705	1,324,290
		1,324,290
Total Affiliated Investments (Cost $42,272,972)		44,293,142

UNAFFILIATED INVESTMENT–3.65%
INVESTMENT COMPANY–3.65%
Money Market Fund–3.65%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	1,668,905	1,668,905
Total Unaffiliated Investment (Cost $1,668,905)		1,668,905

TOTAL INVESTMENTS–100.36% (Cost $43,941,877)	45,962,047
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.36%)	(163,217)
NET ASSETS APPLICABLE TO 4,365,479 SHARES OUTSTANDING–100.00%	$45,798,830

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
9	U.S. Treasury 5 yr Notes	$1,063,406	$1,047,944	9/30/19	$15,462	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Aggressive Growth Allocation Managed Risk Funds–5

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–6

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2019 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$40,395,069	$44,293,142
Unaffiliated investments, at value	1,757,786	1,668,905
Receivable for fund shares sold	650,926	223,629
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	14,875	14,014
Cash collateral held at broker for futures contracts	5,940	5,940
Dividends and interest receivable	2,666	2,899
Cash	1,828	1,828
Variation margin due from broker on futures contracts	82	36
TOTAL ASSETS	42,829,172	46,210,393
LIABILITIES:
Payable for securities purchased	119,941	345,662
Other accrued expenses payable	41,404	40,688
Due to manager and affiliates	21,617	23,277
Payable for fund shares redeemed	614	1,936
TOTAL LIABILITIES	183,576	411,563
TOTAL NET ASSETS	$42,645,596	$45,798,830
Affiliated investments, at cost	$38,787,440	$42,272,972
Unaffiliated investments, at cost	1,753,872	1,668,905
Standard Class:
Net Assets	$ 2,006,116	$ 10,653
Shares Outstanding	191,801	1,014
Net Asset Value Per Share	$ 10.459	$ 10.503[1]
Service Class:
Net Assets	$40,639,480	$45,788,177
Shares Outstanding	3,890,251	4,364,465
Net Asset Value Per Share	$ 10.446	$ 10.491
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$41,184,872	$44,115,330
Distributable earnings/(accumulated loss)	1,460,724	1,683,500
TOTAL NET ASSETS	$42,645,596	$45,798,830

[1]	Net Asset Value Per Share does not recalculate exactly, due to rounding.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–7

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2019 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 10,527	$ 10,526
Interest	468	928
	10,995	11,454
EXPENSES:
Accounting and administration expenses	28,742	28,746
Management fees	28,543	29,094
Distribution fees-Service Class	26,810	29,081
Professional fees	13,232	13,228
Reports and statements to shareholders	6,121	6,114
Shareholder servicing fees	3,311	3,375
Custodian fees	2,846	2,323
Trustees’ fees and expenses	806	803
Consulting fees	523	523
Pricing fees	301	97
Other	2,145	2,137
	113,380	115,521
Less:
Expenses reimbursed	(48,893)	(48,034)
Total operating expenses	64,487	67,487
NET INVESTMENT LOSS	(53,492)	(56,033)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	61,179	44,199
Sale of unaffiliated investments	20,097	31,689
Distributions from unaffiliated investments	14,243	—
Futures contracts	(222,375)	(351,779)
Net realized loss	(126,856)	(275,891)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	2,065,297	2,404,452
Unaffiliated investments	22,788	25,093
Foreign currencies	(338)	—
Futures contracts	(76,859)	(116,437)
Net change in unrealized appreciation (depreciation)	2,010,888	2,313,108
NET REALIZED AND UNREALIZED GAIN	1,884,032	2,037,217
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,830,540	$1,981,184
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–8

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/19 (unaudited)	11/1/18* to 12/31/18	Six Months Ended 6/30/19 (unaudited)	11/1/18* to 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (53,492)	$ 131,469	$ (56,033)	$ 74,594
Net realized gain (loss)	(126,856)	27,149	(275,891)	(6,694)
Net change in unrealized appreciation (depreciation)	2,010,888	(383,891)	2,313,108	(277,476)
Net increase (decrease) in net assets resulting from operations	1,830,540	(225,273)	1,981,184	(209,576)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(179)	—	(135)
Service Class	—	(144,364)	—	(87,973)
	—	(144,543)	—	(88,108)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,963,997	10,000	30,604	10,000
Service Class	33,197,288	8,237,094	38,000,504	6,815,161
Reinvestment of dividends and distributions:
Standard Class	—	179	—	135
Service Class	—	144,364	—	87,973
	35,161,285	8,391,637	38,031,108	6,913,269
Cost of shares redeemed:
Standard Class	(46,044)	—	(30,732)	—
Service Class	(2,315,092)	(6,914)	(796,022)	(2,293)
	(2,361,136)	(6,914)	(826,754)	(2,293)
Increase in net assets derived from capital share transactions	32,800,149	8,384,723	37,204,354	6,910,976
NET INCREASE IN NET ASSETS	34,630,689	8,014,907	39,185,538	6,613,292
NET ASSETS:
Beginning of period	8,014,907	—	6,613,292	—
End of period	$42,645,596	$8,014,907	$45,798,830	$6,613,292

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–9

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	11/1/18 [1] to12/31/18

Net asset value, beginning of period	$ 9.502	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.013)	0.217
Net realized and unrealized gain (loss)	0.970	(0.536)
Total from investment operations	0.957	(0.319)
Less dividends and distributions from:
Net investment income	—	(0.179)
Total dividends and distributions	—	(0.179)
Net asset value, end of period	$ 10.459	$ 9.502
Total return[4]	10.08%	(3.18%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,006	$ 10
Ratio of expenses to average net assets[5]	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.76%	3.81%
Ratio of net investment income (loss) to average net assets	(0.23%) [6]	13.07%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.63%) [6]	9.54%
Portfolio turnover	11%	4%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–10

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	11/1/18 [1] to12/31/18

Net asset value, beginning of period	$ 9.500	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.024)	0.209
Net realized and unrealized gain (loss)	0.970	(0.533)
Total from investment operations	0.946	(0.324)
Less dividends and distributions from:
Net investment income	—	(0.176)
Total dividends and distributions	—	(0.176)
Net asset value, end of period	$ 10.446	$ 9.500
Total return[4]	9.96%	(3.23%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 40,639	$ 8,005
Ratio of expenses to average net assets[5]	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.01%	4.06%
Ratio of net investment income (loss) to average net assets	(0.48%) [6]	12.82%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.88%) [6]	9.34%
Portfolio turnover	11%	4%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–11

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	11/1/18 [1] to12/31/18

Net asset value, beginning of period	$ 9.503	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.012)	0.140
Net realized and unrealized gain (loss)	1.012	(0.502)
Total from investment operations	1.000	(0.362)
Less dividends and distributions from:
Net investment income	—	(0.135)
Total dividends and distributions	—	(0.135)
Net asset value, end of period	$ 10.503	$ 9.503
Total return[4]	10.54%	(3.61%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 11	$ 10
Ratio of expenses to average net assets[5]	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.70%	4.24%
Ratio of net investment income (loss) to average net assets	(0.23%) [6]	8.41%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.59%) [6]	4.46%
Portfolio turnover	13%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–12

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	11/1/18 [1] to12/31/18

Net asset value, beginning of period	$ 9.502	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.024)	0.134
Net realized and unrealized gain (loss)	1.013	(0.501)
Total from investment operations	0.989	(0.367)
Less dividends and distributions from:
Net investment income	—	(0.131)
Total dividends and distributions	—	(0.131)
Net asset value, end of period	$ 10.491	$ 9.502
Total return[4]	10.40%	(3.65%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 45,788	$ 6,604
Ratio of expenses to average net assets[5]	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.95%	4.49%
Ratio of net investment income (loss) to average net assets	(0.48%) [6]	8.16%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.84%) [6]	4.25%
Portfolio turnover	13%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–13

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment company registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Aggressive Growth Allocation Managed Risk Fund and the LVIP U.S. Aggressive Growth Allocation Managed Risk Fund is to seek capital appreciation.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on each Fund's federal income tax return through the six months ended June 30, 2019 and the period ended December 31, 2018, and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2019, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with LVIP Global Aggressive Growth Allocation Managed Risk Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Gains or losses attributable to changes in foreign exchange rates are included in the Statements of Operations under “Net realized gain (loss) on foreign currencies”. The LVIP Global Aggressive Growth Allocation Managed Risk Fund report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Aggressive Growth Allocation Managed Risk Funds–14

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse each Fund to the extent that the Fund's operating expenses (excluding Underlying Fund fees and expenses) exceed 0.33% of the average daily net assets for the Standard Class and 0.58% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustee (the “Board”) and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed expenses of the Funds'.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	Total
LVIP Global Aggressive Growth Allocation Managed Risk Fund	21,161	21,161
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	20,258	20,258
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Administrative	$532	$535
Legal	109	110
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP Aggressive Growth Allocation Managed Risk Funds–15

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2019, these fees were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Printing and mailing	$3,925	$3,925
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense reimbursement receivable from LIAC	$14,875	$14,014
Management fees payable to LIAC	7,830	8,425
Distribution fees payable to LFD	7,426	8,422
Printing and mailing fees payable to Lincoln Life	5,453	5,453
Shareholder servicing fees payable to Lincoln Life	908	977
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2019, each Fund engaged in securities purchases and securities sales which resulted in net realized gains (losses) as follows:
LVIP Aggressive Growth Allocation Managed Risk Funds–16

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Purchases	$113,814	$152,799
Sales	47	737
Net realized gain (loss)	(0)	32
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.72%@
Equity Funds-42.67%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 268,596	$1,187,428	$ 47,910	$ (789)	$ 78,353	$1,485,678	112,842	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	382,515	1,677,196	68,348	1,713	116,029	2,109,105	167,164	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,694,061	7,752,883	378,978	17,223	640,256	9,725,445	486,102	—	—
✧✧LVIP SSGA Small-Cap Index Fund	607,800	2,495,463	288,554	677	146,377	2,961,763	94,429	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	269,608	1,168,088	47,910	4,066	98,920	1,492,772	31,148	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	77,337	329,700	27,315	3,111	40,142	422,975	14,257	—	—
Fixed Income Funds-15.77%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	156,612	917,574	56,273	(186)	27,210	1,044,937	103,163	—	—
✧✧LVIP Delaware Bond Fund	379,179	1,473,316	128,209	4,021	67,916	1,796,223	128,863	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	34,505	144,985	7,394	(9)	2,089	174,176	17,233	—	—
✧✧LVIP SSGA Bond Index Fund	345,695	1,442,531	106,117	4,565	61,730	1,748,404	151,640	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	32,252	135,048	7,707	166	2,845	162,604	15,704	—	—
✧✧LVIP Western Asset Core Bond Fund	379,729	1,473,316	129,590	4,689	72,266	1,800,410	177,924	—	—
Global Equity Fund-2.86%@
§,✧✧LVIP BlackRock Global Real Estate Fund	—	1,263,696	83,739	4,400	34,050	1,218,407	123,935	—	—
Global Fixed Income Fund-0.62%@
✧✧LVIP Global Income Fund	52,339	217,125	14,327	339	8,209	263,685	22,622	—	—
International Equity Funds-32.80%@
✧✧LVIP MFS International Growth Fund	479,843	1,984,560	120,902	10,070	201,286	2,554,857	133,692	—	—
✧✧LVIP Mondrian International Value Fund	322,142	1,365,483	54,809	(602)	54,174	1,686,388	100,879	—	—
✧✧LVIP SSGA Developed International 150 Fund	159,585	691,114	27,339	(1,942)	15,852	837,270	104,035	—	—
LVIP Aggressive Growth Allocation Managed Risk Funds–17

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Aggressive Growth Allocation Managed Risk Fund (continued)
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Emerging Markets 100 Fund	$ 162,456	$ 701,410	$ 27,339	$ (649)	$ 14,331	$ 850,209	98,097	$—	$—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	484,714	2,075,024	82,151	5,522	85,299	2,568,408	231,117	—	—
✧✧LVIP SSGA International Index Fund	1,036,323	4,330,111	177,838	4,794	297,963	5,491,353	580,052	—	—
Total	$7,325,291	$32,826,051	$1,882,749	$61,179	$2,065,297	$40,395,069		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
§ Issuer was not an investment of the Fund at December 31, 2018.
LVIP Aggressive Growth Allocation Managed Risk Funds–18

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.71%@
Equity Funds-77.21%@
✧✧LVIP Baron Growth Opportunities Fund	$ 257,846	$ 1,197,294	$ 222,439	$14,957	$ 121,627	$ 1,369,285	23,048	$—	$—
✧✧LVIP MFS Value Fund	911,420	5,138,543	102,074	3,708	418,016	6,369,613	146,139	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	454,480	2,331,926	185,196	1,805	150,743	2,753,758	218,258	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,110,633	7,105,425	21,804	(684)	535,221	8,728,791	436,287	—	—
✧✧LVIP SSGA Small-Cap Index Fund	130,841	2,978,472	2,712	(76)	114,070	3,220,595	102,681	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	192,960	1,182,507	3,814	(242)	17,339	1,388,750	115,642	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	914,276	5,172,284	17,809	259	413,173	6,482,183	135,257	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	394,218	1,926,745	255,353	17,458	214,144	2,297,212	77,428	—	—
✧✧LVIP Wellington Mid-Cap Value Fund	390,179	2,239,649	7,640	(40)	128,947	2,751,095	102,638	—	—
Fixed Income Funds-16.61%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	133,706	994,779	19,777	(135)	28,129	1,136,702	112,222	—	—
✧✧LVIP Delaware Bond Fund	320,478	1,626,273	62,140	1,465	71,986	1,958,062	140,474	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	29,164	159,529	1,379	(10)	2,142	189,446	18,744	—	—
✧✧LVIP SSGA Bond Index Fund	336,156	1,834,701	56,664	2,130	76,205	2,192,528	190,159	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	25,927	141,362	1,983	31	2,894	168,231	16,248	—	—
✧✧LVIP Western Asset Core Bond Fund	320,916	1,626,273	63,423	1,768	77,067	1,962,601	193,952	—	—
Global Equity Fund-2.89%@
§,✧✧LVIP BlackRock Global Real Estate Fund	—	1,325,348	35,612	1,805	32,749	1,324,290	134,705	—	—
Total	$5,923,200	$36,981,110	$1,059,819	$44,199	$2,404,452	$44,293,142		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
§ Issuer was not an investment of the Fund at December 31, 2018.
3. Investments
For the six months ended June 30, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Purchases	$33,379,575	$38,341,352
Sales	2,484,524	3,075,298
LVIP Aggressive Growth Allocation Managed Risk Funds–19

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$40,541,312	$43,941,877
Aggregate unrealized appreciation of investments and derivatives	$ 1,627,045	$ 2,044,476
Aggregate unrealized depreciation of investments and derivatives	(40)	(8,844)
Net unrealized appreciation of investments and derivatives	$ 1,627,005	$ 2,035,632
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2019:
Level 1	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$40,395,069	$44,293,142
Unaffiliated Investment Companies	1,757,786	1,668,905
Total Investments	$42,152,855	$45,962,047
LVIP Aggressive Growth Allocation Managed Risk Funds–20

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Derivatives:
Assets:
Futures Contracts	$ 15,462	$ 15,462
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended	11/1/18 * to	Six Months Ended	11/1/18 * to
	6/30/19	12/31/18	6/30/19	12/31/18
Shares sold:
Standard Class	195,286	1,000	3,045	1,000
Service Class	3,274,627	828,070	3,748,199	685,908
Shares reinvested:
Standard Class	—	19	—	14
Service Class	—	15,290	—	9,312
	3,469,913	844,379	3,751,244	696,234
Shares redeemed:
Standard Class	(4,504)	—	(3,045)	—
Service Class	(227,028)	(708)	(78,715)	(239)
	(231,532)	(708)	(81,760)	(239)
Net increase	3,238,381	843,671	3,669,484	695,995

*	Date of commencement of operations.
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP Aggressive Growth Allocation Managed Risk Funds–21

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, each Fund used futures contracts to hedge the Fund's existing portfolio securites against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2019 were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	$15,462	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(259,504)	$(60,980)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	7,147	2,912
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	29,982	(18,791)
Total		$(222,375)	$(76,859)
Fair values of derivative instruments as of June 30, 2019 were as follows:
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	$15,462	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP Aggressive Growth Allocation Managed Risk Funds–22

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(401,842)	$ (96,841)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	50,063	(19,596)
Total		$(351,779)	$(116,437)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$1,399,388	$ 993,794
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	2,205,483	1,432,106
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds–23

LVIP American Allocation Funds
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP American Allocation Funds

LVIP American Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP American Balanced Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,109.10	0.26%	$1.36
Service Class Shares	1,000.00	1,107.10	0.61%	3.19
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.26%	$1.30
Service Class Shares	1,000.00	1,021.80	0.61%	3.06
LVIP American Growth Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,120.20	0.26%	$1.37
Service Class Shares	1,000.00	1,118.30	0.61%	3.20
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.26%	$1.30
Service Class Shares	1,000.00	1,021.80	0.61%	3.06

LVIP American Allocation Funds–1

LVIP American Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP American Income Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,091.20	0.28%	$1.45
Service Class Shares	1,000.00	1,089.30	0.63%	3.26
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.28%	$1.40
Service Class Shares	1,000.00	1,021.70	0.63%	3.16

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP American Allocation Funds–2

LVIP American Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2019
LVIP American Balanced Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	2.93%
Investment Company	2.93%
Fixed Income Fund	2.93%
Unaffiliated Investments	97.14%
Investment Companies	97.14%
Asset Allocation Fund	14.92%
Equity Funds	31.40%
Fixed Income Funds	31.39%
Global Equity Funds	6.10%
Global Fixed Income Fund	1.99%
International Equity Funds	11.27%
Money Market Fund	0.07%
Total Investments	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%
LVIP American Growth Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.07%
Asset Allocation Fund	10.90%
Equity Funds	36.31%
Fixed Income Funds	26.38%
Global Equity Funds	8.11%
International Equity Funds	18.37%
Total Investments	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%
LVIP American Income Allocation Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.08%
Asset Allocation Fund	14.03%
Equity Funds	22.44%
Fixed Income Funds	53.40%
Global Equity Fund	2.05%
Global Fixed Income Fund	3.00%
International Equity Funds	5.16%
Total Investments	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

LVIP American Allocation Funds–3

LVIP American Balanced Allocation Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–2.93%
INVESTMENT COMPANY–2.93%
Fixed Income Fund–2.93%
✢American Funds Insurance Series®– Mortgage Fund	2,441,021	$ 26,070,102
Total Affiliated Investment (Cost $24,956,123)		26,070,102

UNAFFILIATED INVESTMENTS–97.14%
INVESTMENT COMPANIES–97.14%
Asset Allocation Fund–14.92%
✧American Funds®– Capital Income Builder	2,173,541	132,781,649
		132,781,649
Equity Funds–31.40%
✧American Funds®– American Mutual Fund	1,276,515	53,281,710
✢American Funds Insurance Series®-
Blue Chip Income & Growth Fund	5,002,313	63,079,170
Growth Fund	1,495,910	109,006,976
Growth-Income Fund	1,142,152	54,012,381
		279,380,237
Fixed Income Funds–31.39%
✧American Funds®-
Bond Fund of America	11,962,193	157,422,461
High-Income Trust	1,723,926	17,532,329
Intermediate Bond Fund of America	5,126,550	69,618,543
✢American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund	2,791,207	34,750,529
		279,323,862
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Funds–6.10%
✢American Funds Insurance Series®-
Global Growth & Income Fund	1,234,272	$ 18,180,823
Global Small Capitalization Fund	1,472,689	36,125,069
		54,305,892
Global Fixed Income Fund–1.99%
✢American Funds Insurance Series®– Global Bond Fund	1,462,900	17,671,828
		17,671,828
International Equity Funds–11.27%
✢American Funds Insurance Series®-
International Fund	3,687,177	72,821,749
New World Fund	1,143,002	27,454,903
		100,276,652
Money Market Fund–0.07%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	588,461	588,461
		588,461
Total Unaffiliated Investments (Cost $779,271,005)		864,328,581

TOTAL INVESTMENTS–100.07% (Cost $804,227,128)	890,398,683
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(617,457)
NET ASSETS APPLICABLE TO 67,993,434 SHARES OUTSTANDING–100.00%	$889,781,226
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($34,851,141 / 2,657,802 Shares)	$13.113
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($854,930,085 / 65,335,632 Shares)	$13.085
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$747,226,148
Distributable earnings/(accumulated loss)	142,555,078
TOTAL NET ASSETS	$889,781,226

LVIP American Allocation Funds–4

LVIP American Balanced Allocation Fund
Statement of Net Assets (continued)
✢ Class 1 shares.
✧ Class R-6 shares.
★ Includes $1,187,093 payable for securities purchased, $43,292 payable for fund share redeemed, $34,169 other accrued expenses payable and $417,114 due to manager and affiliates as of June 30, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–5

LVIP American Growth Allocation Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.07%
Asset Allocation Fund–10.90%
✧American Funds®– Capital Income Builder	1,557,784	$ 95,165,001
		95,165,001
Equity Funds–36.31%
✧American Funds®– American Mutual Fund	1,455,502	60,752,658
✢American Funds Insurance Series®-
Blue Chip Income & Growth Fund	5,587,368	70,456,705
Growth Fund	1,462,000	106,535,952
Growth-Income Fund	1,674,385	79,181,675
		316,926,990
Fixed Income Funds–26.38%
✧American Funds®-
Bond Fund of America	9,742,234	128,207,803
Intermediate Bond Fund of America	4,383,899	59,533,341
Mortgage Fund	2,509,615	25,472,596
✢American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund	1,363,920	16,980,809
		230,194,549
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Funds–8.11%
✢American Funds Insurance Series®-
Global Growth & Income Fund	1,809,393	$ 26,652,359
Global Small Capitalization Fund	1,799,111	44,132,201
		70,784,560
International Equity Funds–18.37%
✧American Funds®– New World Fund	527,803	35,753,366
✢American Funds Insurance Series®– International Fund	6,306,091	124,545,300
		160,298,666
Total Investment Companies (Cost $784,427,075)		873,369,766

TOTAL INVESTMENTS–100.07% (Cost $784,427,075)	873,369,766
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(575,774)
NET ASSETS APPLICABLE TO 64,162,258 SHARES OUTSTANDING–100.00%	$872,793,992
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($15,732,849 / 1,154,189 Shares)	$13.631
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($857,061,143 / 63,008,069 Shares)	$13.602
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$712,743,723
Distributable earnings/(accumulated loss)	160,050,269
TOTAL NET ASSETS	$872,793,992

✧ Class R-6 shares.
✢ Class 1 shares.
★ Includes $477,413 payable for securities purchased, $112,358 payable for fund share redeemed, $33,754 other accrued expenses payable, $410,422 due to manager and affiliates and $355,598 due to custodian as of June 30, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–6

LVIP American Income Allocation Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.08%
Asset Allocation Fund–14.03%
✧American Funds®– Capital Income Builder	449,619	$ 27,467,194
		27,467,194
Equity Funds–22.44%
✧American Funds®-
American Mutual Fund	235,772	9,841,122
Investment Company of America	261,881	9,988,127
✢American Funds Insurance Series®-
Growth Fund	248,669	18,120,509
Growth-Income Fund	126,573	5,985,659
		43,935,417
Fixed Income Funds–53.40%
✧American Funds®-
High-Income Trust	382,100	3,885,953
Intermediate Bond Fund of America	1,704,459	23,146,546
Mortgage Fund	758,902	7,702,858
✢American Funds Insurance Series®-
Bond Fund	5,240,550	58,274,918
U.S. Government/AAA-Rated Securities Fund	928,017	11,553,816
		104,564,091
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–2.05%
✢American Funds Insurance Series®– Global Small Capitalization Fund	163,209	$ 4,003,505
		4,003,505
Global Fixed Income Fund–3.00%
✢American Funds Insurance Series®– Global Bond Fund	486,362	5,875,259
		5,875,259
International Equity Funds–5.16%
✧American Funds®– New World Fund	59,848	4,054,097
✢American Funds Insurance Series®– International Fund	306,454	6,052,472
		10,106,569
Total Investment Companies (Cost $184,944,754)		195,952,035

TOTAL INVESTMENTS–100.08% (Cost $184,944,754)	195,952,035
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(155,506)
NET ASSETS APPLICABLE TO 16,325,759 SHARES OUTSTANDING–100.00%	$195,796,529
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($9,767,914 / 812,924 Shares)	$12.016
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($186,028,615 / 15,512,835 Shares)	$11.992
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$173,433,140
Distributable earnings/(accumulated loss)	22,363,389
TOTAL NET ASSETS	$195,796,529

✧ Class R-6 shares.
✢ Class 1 shares.
★ Includes $85,693 payable for securities purchased, $34,928 payable for fund share redeemed, $25,062 other accrued expenses payable, $91,704 due to manager and affiliates and $49,835 due to custodian as of June 30, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–7

LVIP American Allocation Funds
Statements of Operations
Six Months Ended June 30, 2019 (unaudited)
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 7,805,964	$ 6,454,685	$ 1,718,707
Dividends from affiliated investments	116,872	—	—
	7,922,836	6,454,685	1,718,707
EXPENSES:
Distribution fees-Service Class	1,456,366	1,457,758	319,627
Management fees	1,081,098	1,060,400	239,528
Shareholder servicing fees	125,407	123,006	27,785
Accounting and administration expenses	52,458	51,942	28,639
Reports and statements to shareholders	24,229	20,959	6,895
Professional fees	14,950	14,837	10,062
Trustees’ fees and expenses	12,648	12,436	2,787
Custodian fees	3,279	3,113	1,970
Consulting fees	1,114	1,109	923
Pricing fees	32	39	42
Other	8,351	9,159	2,188
	2,779,932	2,754,758	640,446
Less:
Management fees waived	(216,219)	(212,080)	(47,905)
Total operating expenses	2,563,713	2,542,678	592,541
NET INVESTMENT INCOME	5,359,123	3,912,007	1,126,166
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	18,501	—	—
Sale of unaffiliated investments	(242,951)	(815,067)	(160,434)
Distributions from unaffiliated investments	27,432,397	31,366,885	2,858,789
Net realized gain	27,207,947	30,551,818	2,698,355
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	932,246	—	—
Unaffiliated investments	54,311,805	60,176,886	12,627,147
Net change in unrealized appreciation (depreciation)	55,244,051	60,176,886	12,627,147
NET REALIZED AND UNREALIZED GAIN	82,451,998	90,728,704	15,325,502
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,811,121	$94,640,711	$16,451,668
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–8

LVIP American Allocation Funds
Statements of Changes in Net Assets
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,359,123	$ 12,067,038	$ 3,912,007	$ 10,674,201	$ 1,126,166	$ 3,323,059
Net realized gain	27,207,947	37,943,473	30,551,818	52,636,881	2,698,355	10,169,793
Net change in unrealized appreciation (depreciation)	55,244,051	(87,810,663)	60,176,886	(108,688,369)	12,627,147	(19,205,991)
Net increase (decrease) in net assets resulting from operations	87,811,121	(37,800,152)	94,640,711	(45,377,287)	16,451,668	(5,713,139)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,691,917)	—	(935,295)	—	(352,057)
Service Class	—	(41,001,642)	—	(48,802,113)	—	(6,738,608)
	—	(42,693,559)	—	(49,737,408)	—	(7,090,665)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,777,928	5,440,288	227,041	2,125,981	1,154,020	1,340,478
Service Class	32,072,347	70,577,297	25,572,354	72,696,903	10,206,692	20,646,391
Reinvestment of dividends and distributions:
Standard Class	—	1,691,917	—	935,295	—	352,057
Service Class	—	41,001,642	—	48,802,113	—	6,738,608
	34,850,275	118,711,144	25,799,395	124,560,292	11,360,712	29,077,534
Cost of shares redeemed:
Standard Class	(2,023,402)	(7,305,446)	(752,127)	(2,543,886)	(800,563)	(1,576,760)
Service Class	(57,824,852)	(125,862,058)	(56,916,630)	(120,786,422)	(18,592,400)	(39,578,952)
	(59,848,254)	(133,167,504)	(57,668,757)	(123,330,308)	(19,392,963)	(41,155,712)
Increase (decrease) in net assets derived from capital share transactions	(24,997,979)	(14,456,360)	(31,869,362)	1,229,984	(8,032,251)	(12,078,178)
NET INCREASE (DECREASE) IN NET ASSETS	62,813,142	(94,950,071)	62,771,349	(93,884,711)	8,419,417	(24,881,982)
NET ASSETS:
Beginning of period	826,968,084	921,918,155	810,022,643	903,907,354	187,377,112	212,259,094
End of period	$889,781,226	$ 826,968,084	$872,793,992	$ 810,022,643	$195,796,529	$187,377,112
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–9

LVIP American Balanced Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.823	$ 12.998	$ 11.865	$ 11.893	$ 12.768	$ 12.820
Income (loss) from investment operations:
Net investment income[2]	0.099	0.218	0.238	0.235	0.237	0.279
Net realized and unrealized gain (loss)	1.191	(0.724)	1.508	0.503	(0.328)	0.453
Total from investment operations	1.290	(0.506)	1.746	0.738	(0.091)	0.732
Less dividends and distributions from:
Net investment income	—	(0.263)	(0.282)	(0.256)	(0.363)	(0.297)
Net realized gain	—	(0.406)	(0.331)	(0.510)	(0.421)	(0.487)
Total dividends and distributions	—	(0.669)	(0.613)	(0.766)	(0.784)	(0.784)
Net asset value, end of period	$ 13.113	$ 11.823	$ 12.998	$ 11.865	$ 11.893	$ 12.768
Total return[3]	10.91%	(4.06%)	14.80%	6.20%	(0.68%)	5.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 34,851	$ 30,739	$ 33,900	$30,474	$ 30,201	$30,939
Ratio of expenses to average net assets[4]	0.26%	0.25%	0.24%	0.23%	0.22%	0.22%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.29%	0.28%	0.27%	0.27%
Ratio of net investment income to average net assets	1.57% [5]	1.69%	1.87%	1.94%	1.85%	2.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.52% [5]	1.64%	1.82%	1.89%	1.80%	2.08%
Portfolio turnover	7%	41%	27%	30%	25%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–10

LVIP American Balanced Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.819	$ 12.991	$ 11.860	$ 11.890	$ 12.765	$ 12.818
Income (loss) from investment operations:
Net investment income[2]	0.077	0.172	0.193	0.192	0.192	0.233
Net realized and unrealized gain (loss)	1.189	(0.721)	1.506	0.501	(0.328)	0.452
Total from investment operations	1.266	(0.549)	1.699	0.693	(0.136)	0.685
Less dividends and distributions from:
Net investment income	—	(0.217)	(0.237)	(0.213)	(0.318)	(0.251)
Net realized gain	—	(0.406)	(0.331)	(0.510)	(0.421)	(0.487)
Total dividends and distributions	—	(0.623)	(0.568)	(0.723)	(0.739)	(0.738)
Net asset value, end of period	$ 13.085	$ 11.819	$ 12.991	$ 11.860	$ 11.890	$ 12.765
Total return[3]	10.71%	(4.39%)	14.41%	5.83%	(1.03%)	5.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$854,930	$796,230	$888,018	$794,787	$782,499	$819,047
Ratio of expenses to average net assets[4]	0.61%	0.60%	0.59%	0.58%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.65%	0.64%	0.63%	0.62%	0.62%
Ratio of net investment income to average net assets	1.22% [5]	1.34%	1.52%	1.59%	1.50%	1.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.17% [5]	1.29%	1.47%	1.54%	1.45%	1.73%
Portfolio turnover	7%	41%	27%	30%	25%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–11

LVIP American Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 12.168	$ 13.632	$ 12.207	$ 12.265	$ 13.298	$ 13.297
Income (loss) from investment operations:
Net investment income[2]	0.082	0.210	0.222	0.229	0.243	0.287
Net realized and unrealized gain (loss)	1.381	(0.856)	1.904	0.561	(0.369)	0.459
Total from investment operations	1.463	(0.646)	2.126	0.790	(0.126)	0.746
Less dividends and distributions from:
Net investment income	—	(0.272)	(0.258)	(0.251)	(0.370)	(0.303)
Net realized gain	—	(0.546)	(0.443)	(0.597)	(0.537)	(0.442)
Total dividends and distributions	—	(0.818)	(0.701)	(0.848)	(0.907)	(0.745)
Net asset value, end of period	$ 13.631	$ 12.168	$ 13.632	$ 12.207	$ 12.265	$ 13.298
Total return[3]	12.02%	(5.00%)	17.56%	6.45%	(0.89%)	5.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 15,733	$ 14,524	$ 15,691	$15,462	$ 13,884	$15,753
Ratio of expenses to average net assets[4]	0.26%	0.25%	0.24%	0.22%	0.22%	0.22%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.29%	0.27%	0.27%	0.27%
Ratio of net investment income to average net assets	1.26% [5]	1.55%	1.68%	1.84%	1.82%	2.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.21% [5]	1.50%	1.63%	1.79%	1.77%	2.06%
Portfolio turnover	7%	44%	26%	30%	23%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–12

LVIP American Growth Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 12.163	$ 13.624	$ 12.203	$ 12.263	$ 13.295	$ 13.295
Income (loss) from investment operations:
Net investment income[2]	0.059	0.162	0.175	0.185	0.196	0.239
Net realized and unrealized gain (loss)	1.380	(0.853)	1.901	0.560	(0.368)	0.458
Total from investment operations	1.439	(0.691)	2.076	0.745	(0.172)	(0.697)
Less dividends and distributions from:
Net investment income	—	(0.224)	(0.212)	(0.208)	(0.323)	(0.255)
Net realized gain	—	(0.546)	(0.443)	(0.597)	(0.537)	(0.442)
Total dividends and distributions	—	(0.770)	(0.655)	(0.805)	(0.860)	(0.697)
Net asset value, end of period	$ 13.602	$ 12.163	$ 13.624	$ 12.203	$ 12.263	$ 13.295
Total return[3]	11.83%	(5.34%)	17.15%	6.08%	(1.23%)	5.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$857,061	$795,498	$888,216	$815,300	$819,345	$845,384
Ratio of expenses to average net assets[4]	0.61%	0.60%	0.59%	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.65%	0.64%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	0.91% [5]	1.20%	1.33%	1.49%	1.47%	1.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.86% [5]	1.15%	1.28%	1.44%	1.42%	1.71%
Portfolio turnover	7%	44%	26%	30%	23%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–13

LVIP American Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.012	$ 11.770	$ 11.098	$ 11.047	$ 11.827	$ 11.937
Income (loss) from investment operations:
Net investment income[2]	0.087	0.229	0.225	0.234	0.226	0.266
Net realized and unrealized gain (loss)	0.917	(0.526)	0.911	0.388	(0.310)	0.469
Total from investment operations	1.004	(0.297)	1.136	0.622	(0.084)	0.735
Less dividends and distributions from:
Net investment income	—	(0.258)	(0.278)	(0.258)	(0.361)	(0.300)
Net realized gain	—	(0.203)	(0.186)	(0.313)	(0.335)	(0.545)
Total dividends and distributions	—	(0.461)	(0.464)	(0.571)	(0.696)	(0.845)
Net asset value, end of period	$ 12.016	$ 11.012	$ 11.770	$ 11.098	$ 11.047	$ 11.827
Total return[3]	9.12%	(2.57%)	10.27%	5.62%	(0.70%)	6.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9,768	$ 8,626	$ 9,096	$ 7,772	$ 7,355	$ 8,346
Ratio of expenses to average net assets[4]	0.28%	0.28%	0.27%	0.25%	0.25%	0.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.33%	0.33%	0.32%	0.30%	0.30%	0.29%
Ratio of net investment income to average net assets	1.51% [5]	1.95%	1.92%	2.06%	1.91%	2.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.46% [5]	1.90%	1.87%	2.01%	1.86%	2.12%
Portfolio turnover	7%	31%	32%	31%	31%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–14

LVIP American Income Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.009	$ 11.764	$ 11.094	$ 11.044	$ 11.823	$ 11.934
Income (loss) from investment operations:
Net investment income[2]	0.067	0.188	0.183	0.194	0.184	0.223
Net realized and unrealized gain (loss)	0.916	(0.525)	0.910	0.387	(0.308)	0.468
Total from investment operations	0.983	(0.337)	1.093	0.581	(0.124)	0.691
Less dividends and distributions from:
Net investment income	—	(0.215)	(0.237)	(0.218)	(0.320)	(0.257)
Net realized gain	—	(0.203)	(0.186)	(0.313)	(0.335)	(0.545)
Total dividends and distributions	—	(0.418)	(0.423)	(0.531)	(0.655)	(0.802)
Net asset value, end of period	$ 11.992	$ 11.009	$ 11.764	$ 11.094	$ 11.044	$ 11.823
Total return[3]	8.93%	(2.91%)	9.89%	5.25%	(1.04%)	5.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$186,029	$178,751	$203,163	$185,535	$177,613	$203,605
Ratio of expenses to average net assets[4]	0.63%	0.63%	0.62%	0.60%	0.60%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.68%	0.68%	0.67%	0.65%	0.65%	0.64%
Ratio of net investment income to average net assets	1.16% [5]	1.60%	1.57%	1.71%	1.56%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.11% [5]	1.55%	1.52%	1.66%	1.51%	1.77%
Portfolio turnover	7%	31%	32%	31%	31%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds–15

LVIP American Allocation Funds
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Funds’ shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2019, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Allocation Funds–16

LVIP American Allocation Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of each Fund's average daily net assets.   This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$24,800	$24,384	$5,514
Legal	5,109	5,024	1,136
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2019, these fees were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$8,570	$5,480	$1,996
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, each Fund had liabilities payable to affiliates as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LIAC	$144,411	$141,344	$31,919
Distribution fees payable to LFD	242,940	242,852	53,097
Printing and mailing fees payable to Lincoln Life	8,823	5,731	2,060
Shareholder servicing fees payable to Lincoln Life	20,940	20,495	4,628
LVIP American Allocation Funds–17

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
LVIP American Balanced Allocation Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-2.93%@
Fixed Income Fund-2.93%@
✢American Funds Insurance Series - Mortgage Fund	$25,476,497	$1,286,440	$1,643,582	$18,501	$932,246	$26,070,102	2,441,021	$116,872	$—

@ As a percentage of Net Assets as of June 30, 2019.
✢ Class 1 shares.
3. Investments
For the six months ended June 30, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$64,042,045	$66,228,017	$13,475,030
Sales	56,916,624	62,903,378	17,597,157
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$804,227,128	$784,427,075	$184,944,754
Aggregate unrealized appreciation of investments	$ 86,280,637	$ 88,942,692	$ 11,710,805
Aggregate unrealized depreciation of investments	(109,082)	—	(703,524)
Net unrealized appreciation of investments	$ 86,171,555	$ 88,942,692	$ 11,007,281
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP American Allocation Funds–18

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2019:
Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investments:
Assets:
Affiliated Investment Company	$ 26,070,102	$ —	$ —
Unaffiliated Investment Companies	864,328,581	873,369,766	195,952,035
Total Investments	$890,398,683	$873,369,766	$195,952,035
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18
Shares sold:
Standard Class	217,963	417,701	17,458	157,073	98,998	114,385
Service Class	2,539,366	5,453,051	1,955,728	5,353,518	883,721	1,772,687
Shares reinvested:
Standard Class	—	136,836	—	72,503	—	31,311
Service Class	—	3,309,833	—	3,774,476	—	598,305
	2,757,329	9,317,421	1,973,186	9,357,570	982,719	2,516,688
Shares redeemed:
Standard Class	(159,973)	(562,757)	(56,933)	(186,951)	(69,445)	(135,185)
Service Class	(4,572,304)	(9,753,264)	(4,349,257)	(8,923,189)	(1,607,732)	(3,404,602)
	(4,732,277)	(10,316,021)	(4,406,190)	(9,110,140)	(1,677,177)	(3,539,787)
Net increase (decrease)	(1,974,948)	(998,600)	(2,433,004)	247,430	(694,458)	(1,023,099)
5. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
LVIP American Allocation Funds–19

LVIP American Allocation Funds
Notes to Financial Statements (continued)
6. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
7. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Allocation Funds–20

LVIP American Century Select Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP American Century Select Mid Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Century Select Mid Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,172.00	0.33%	$1.78
Service Class Shares	1,000.00	1,170.00	0.68%	3.66
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.20	0.33%	$1.66
Service Class Shares	1,000.00	1,021.50	0.68%	3.41

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Common Stock	89.87%
Aerospace & Defense	1.24%
Airlines	1.14%
Auto Components	1.19%
Automobiles	1.27%
Banks	7.25%
Beverages	0.70%
Biotechnology	0.46%
Building Products	1.10%
Capital Markets	5.46%
Chemicals	0.23%
Commercial Services & Supplies	0.59%
Construction & Engineering	0.29%
Construction Materials	0.27%
Containers & Packaging	2.47%
Distributors	0.78%
Electric Utilities	3.49%
Electrical Equipment	5.61%
Electronic Equipment, Instruments & Components	1.37%
Energy Equipment & Services	0.96%
Entertainment	0.32%
Equity Real Estate Investment Trusts	4.28%
Food & Staples Retailing	1.46%
Food Products	2.97%
Gas Utilities	1.16%
Health Care Equipment & Supplies	4.56%
Health Care Providers & Services	4.72%
Health Care Technology	0.67%
Hotels, Restaurants & Leisure	2.20%
Household Durables	0.81%
Household Products	0.74%
Industrial Conglomerates	0.21%
Insurance	4.02%
Interactive Media & Services	0.57%
Internet & Direct Marketing Retail	0.24%
IT Services	2.08%
Life Sciences Tools & Services	0.35%
Machinery	3.66%
Multiline Retail	0.51%
Multi-Utilities	2.41%
Oil, Gas & Consumable Fuels	2.68%
Pharmaceuticals	0.16%
Professional Services	0.58%
Road & Rail	0.81%
Semiconductors & Semiconductor Equipment	4.23%
Software	2.49%
Specialty Retail	2.59%
Technology Hardware, Storage & Peripherals	0.55%
Security Type/Sector	Percentage of Net Assets
Textiles, Apparel & Luxury Goods	0.11%
Thrifts & Mortgage Finance	0.74%
Trading Companies & Distributors	1.12%
Exchange-Traded Funds	2.60%
Money Market Fund	7.09%
Total Investments	99.56%
Receivables and Other Assets Net of Liabilities	0.44%
Total Net Assets	100.00%

Top 10 Equity Holdings	Percentage of Net Assets
Northern Trust	2.23%
Zimmer Biomet Holdings	2.19%
Hubbell	1.77%
BB&T	1.62%
Applied Materials	1.54%
Xcel Energy	1.51%
Weyerhaeuser	1.45%
Emerson Electric	1.28%
Advance Auto Parts	1.15%
Southwest Airlines	1.14%
Total	15.88%

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–89.87%
Aerospace & Defense–1.24%
BAE Systems	506,661	$ 3,184,304
L3 Technologies	4,880	1,196,429
Textron	23,720	1,258,109
		5,638,842
Airlines–1.14%
Southwest Airlines	102,218	5,190,630
		5,190,630
Auto Components–1.19%
Aptiv	26,630	2,152,503
BorgWarner	77,629	3,258,865
		5,411,368
Automobiles–1.27%
Honda Motor ADR	132,762	3,430,570
Thor Industries	40,035	2,340,046
		5,770,616
Banks–7.25%
BB&T	149,763	7,357,856
Comerica	59,404	4,315,107
Commerce Bancshares	55,203	3,293,411
First Hawaiian	157,260	4,068,316
M&T Bank	24,112	4,100,728
Prosperity Bancshares	26,990	1,782,689
SunTrust Banks	24,581	1,544,916
UMB Financial	59,187	3,895,688
Westamerica Bancorporation	42,106	2,594,151
		32,952,862
Beverages–0.70%
Brown-Forman Class B	8,269	458,350
Constellation Brands Class A	6,271	1,235,011
Molson Coors Brewing Class B	26,449	1,481,144
		3,174,505
Biotechnology–0.46%
†Exact Sciences	6,195	731,258
†Immunomedics	36,544	506,865
†Sarepta Therapeutics	5,750	873,713
		2,111,836
Building Products–1.10%
Johnson Controls International	109,476	4,522,454
†Trex	6,502	466,193
		4,988,647
Capital Markets–5.46%
Ameriprise Financial	34,427	4,997,423
Invesco	119,174	2,438,300
LPL Financial Holdings	21,698	1,769,906
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MSCI	5,522	$ 1,318,598
Northern Trust	112,479	10,123,110
S&P Global	5,673	1,292,253
State Street	51,573	2,891,183
		24,830,773
Chemicals–0.23%
Eastman Chemical	13,408	1,043,545
		1,043,545
Commercial Services & Supplies–0.59%
Republic Services	19,950	1,728,468
Waste Management	8,437	973,377
		2,701,845
Construction & Engineering–0.29%
Jacobs Engineering Group	15,737	1,328,045
		1,328,045
Construction Materials–0.27%
Vulcan Materials	8,853	1,215,605
		1,215,605
Containers & Packaging–2.47%
Ball	16,469	1,152,665
Graphic Packaging Holding	310,766	4,344,509
Packaging Corp. of America	32,007	3,050,907
Sonoco Products	25,576	1,671,136
WestRock	28,172	1,027,433
		11,246,650
Distributors–0.78%
Genuine Parts	25,687	2,660,660
†LKQ	32,782	872,329
		3,532,989
Electric Utilities–3.49%
Edison International	34,703	2,339,329
Eversource Energy	31,975	2,422,426
Pinnacle West Capital	44,759	4,211,375
Xcel Energy	115,498	6,870,976
		15,844,106
Electrical Equipment–5.61%
AMETEK	24,141	2,192,968
Eaton	43,027	3,583,289
Emerson Electric	87,046	5,807,709
Hubbell	61,555	8,026,772
nVent Electric	118,321	2,933,178
Schneider Electric	32,526	2,943,046
		25,486,962
Electronic Equipment, Instruments & Components–1.37%
CDW	13,441	1,491,951
LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Keysight Technologies	13,698	$ 1,230,217
TE Connectivity	36,692	3,514,360
		6,236,528
Energy Equipment & Services–0.96%
Baker Hughes	132,657	3,267,342
Halliburton	22,466	510,877
National Oilwell Varco	27,001	600,232
		4,378,451
Entertainment–0.32%
†Take-Two Interactive Software	12,652	1,436,382
		1,436,382
Equity Real Estate Investment Trusts–4.28%
American Tower	7,453	1,523,766
Empire State Realty Trust Class A	169,603	2,511,821
MGM Growth Properties Class A	111,592	3,420,295
Piedmont Office Realty Trust Class A	143,826	2,866,452
†SBA Communications	11,319	2,544,964
Weyerhaeuser	249,963	6,584,025
		19,451,323
Food & Staples Retailing–1.46%
Koninklijke Ahold Delhaize	151,718	3,406,022
Sysco	45,733	3,234,238
		6,640,260
Food Products–2.97%
Conagra Brands	114,072	3,025,189
JM Smucker	15,586	1,795,351
Kellogg	30,448	1,631,099
Mondelez International Class A	41,164	2,218,740
Orkla	543,855	4,826,672
		13,497,051
Gas Utilities–1.16%
Atmos Energy	24,287	2,563,736
Spire	32,450	2,723,204
		5,286,940
Health Care Equipment & Supplies–4.56%
†Align Technology	3,334	912,516
†DexCom	3,852	577,183
†Haemonetics	11,711	1,409,302
†Hologic	50,136	2,407,531
†Insulet	5,365	640,474
†Masimo	6,636	987,569
ResMed	10,484	1,279,362
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Siemens Healthineers	60,485	$ 2,548,714
Zimmer Biomet Holdings	84,697	9,972,225
		20,734,876
Health Care Providers & Services–4.72%
Cardinal Health	91,675	4,317,892
†Centene	17,822	934,586
†Covetrus	26,538	649,119
Encompass Health	25,661	1,625,881
†Henry Schein	35,213	2,461,389
McKesson	26,464	3,556,497
Quest Diagnostics	46,012	4,684,482
Universal Health Services Class B	24,624	3,210,723
		21,440,569
Health Care Technology–0.67%
Cerner	41,813	3,064,893
		3,064,893
Hotels, Restaurants & Leisure–2.20%
Carnival	69,176	3,220,143
†Chipotle Mexican Grill	719	526,941
Domino's Pizza	3,793	1,055,516
†Planet Fitness Class A	9,908	717,735
Red Rock Resorts Class A	26,481	568,812
Sodexo	27,211	3,180,800
Wynn Resorts	5,965	739,600
		10,009,547
Household Durables–0.81%
PulteGroup	116,996	3,699,414
		3,699,414
Household Products–0.74%
Kimberly-Clark	25,065	3,340,663
		3,340,663
Industrial Conglomerates–0.21%
Roper Technologies	2,631	963,630
		963,630
Insurance–4.02%
Aflac	41,125	2,254,061
Arthur J. Gallagher & Co.	10,364	907,783
Brown & Brown	51,760	1,733,960
Chubb	34,880	5,137,475
ProAssurance	62,758	2,266,192
Reinsurance Group of America	22,423	3,498,661
Torchmark	13,481	1,206,010
Travelers	8,593	1,284,825
		18,288,967

LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–0.57%
†Pinterest Class A	28,212	$ 767,930
†Twitter	51,963	1,813,509
		2,581,439
Internet & Direct Marketing Retail–0.24%
Expedia Group	8,336	1,108,938
		1,108,938
IT Services–2.08%
Booz Allen Hamilton Holding	33,722	2,232,734
†Fiserv	33,508	3,054,589
†FleetCor Technologies	8,928	2,507,429
†Square Class A	22,649	1,642,732
		9,437,484
Life Sciences Tools & Services–0.35%
Agilent Technologies	6,313	471,392
Bruker	22,475	1,122,626
		1,594,018
Machinery–3.66%
Atlas Copco Class B	89,160	2,563,388
Cummins	26,960	4,619,326
IMI	262,112	3,458,179
Ingersoll-Rand	15,306	1,938,811
PACCAR	32,382	2,320,494
Parker-Hannifin	10,121	1,720,671
		16,620,869
Multiline Retail–0.51%
Target	26,653	2,308,416
		2,308,416
Multi-Utilities–2.41%
Ameren	49,832	3,742,882
NorthWestern	61,106	4,408,798
WEC Energy Group	33,833	2,820,657
		10,972,337
Oil, Gas & Consumable Fuels–2.68%
Cimarex Energy	21,063	1,249,668
Concho Resources	4,368	450,690
Devon Energy	79,461	2,266,228
EQT	116,614	1,843,667
†Equitrans Midstream	90,573	1,785,194
Imperial Oil	60,874	1,685,534
Noble Energy	128,893	2,887,203
		12,168,184
Pharmaceuticals–0.16%
†Catalent	13,414	727,173
		727,173
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.58%
†IHS Markit	17,541	$ 1,117,712
Verisk Analytics Class A	10,310	1,510,003
		2,627,715
Road & Rail–0.81%
Heartland Express	179,054	3,235,506
†Lyft Class A	7,020	461,284
		3,696,790
Semiconductors & Semiconductor Equipment–4.23%
†Advanced Micro Devices	59,175	1,797,145
Applied Materials	155,589	6,987,502
Marvell Technology Group	56,298	1,343,833
Maxim Integrated Products	77,722	4,649,330
Microchip Technology	31,757	2,753,332
Teradyne	26,155	1,253,086
Xilinx	3,802	448,332
		19,232,560
Software–2.49%
†Atlassian Class A	5,508	720,667
†Autodesk	8,144	1,326,658
†Cadence Design Systems	20,476	1,449,905
†Coupa Software	4,290	543,157
†Palo Alto Networks	6,006	1,223,782
†PTC	12,131	1,088,878
†Red Hat	4,763	894,301
†RingCentral Class A	5,001	574,715
†ServiceNow	6,459	1,773,448
†Workday Class A	8,260	1,698,091
		11,293,602
Specialty Retail–2.59%
Advance Auto Parts	33,899	5,225,192
†Burlington Stores	10,300	1,752,545
†Five Below	6,935	832,339
†Floor & Decor Holdings Class A	18,055	756,504
†O'Reilly Automotive	2,677	988,670
Tractor Supply	12,755	1,387,744
†Ulta Beauty	2,379	825,251
		11,768,245
Technology Hardware, Storage & Peripherals–0.55%
HP	119,886	2,492,430
		2,492,430
Textiles, Apparel & Luxury Goods–0.11%
†Lululemon Athletica	2,672	481,521
		481,521
Thrifts & Mortgage Finance–0.74%
Capitol Federal Financial	244,356	3,364,782
		3,364,782

LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.12%
MSC Industrial Direct Class A	68,523	$ 5,088,518
		5,088,518
Total Common Stock (Cost $411,902,736)		408,504,341

EXCHANGE-TRADED FUNDS–2.60%
iShares Russell Mid-Cap Growth ETF	3,162	450,869
iShares Russell Mid-Cap Value ETF	121,352	10,816,104
SPDR S&P Oil & Gas Exploration & Production ETF	20,132	548,597
Total Exchange-Traded Funds (Cost $11,918,345)		11,815,570
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–7.09%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	32,212,466	$ 32,212,466
Total Money Market Fund (Cost $32,212,466)		32,212,466

TOTAL INVESTMENTS–99.56% (Cost $456,033,547)	452,532,377
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	1,986,864
NET ASSETS APPLICABLE TO 33,069,279 SHARES OUTSTANDING–100.00%	$454,519,241
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($15,423 / 1,120 Shares)	$13.773
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($454,503,818 / 33,068,159 Shares)	$13.744
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$394,607,132
Distributable earnings/(accumulated loss)	59,912,109
TOTAL NET ASSETS	$454,519,241

† Non-income producing.
★ Includes $887,680 cash collateral held at broker for futures contracts, $171,272 variation margin due from broker on futures contracts, $2,226,174 payable for securities purchased, $289,368 payable for fund share redeemed, $40,922 other accrued expenses payable and $425,214 due to manager and affiliates as of June 30, 2019.
LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2019:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	JPY	(221,978,824)	USD	2,076,354	9/30/19	$3,684	$ —
CSI	EUR	(8,984,488)	USD	10,248,186	9/30/19	—	(41,389)
GSI	NOK	(35,308,698)	USD	4,140,450	9/30/19	—	(8,829)
GSI	SEK	(20,181,812)	USD	2,163,434	9/30/19	—	(23,905)
JPMC	GBP	(4,400,841)	USD	5,599,925	9/30/19	—	(11,409)
MSC	CAD	(1,938,289)	USD	1,469,392	9/30/19	—	(13,127)
MSC	CAD	55,882	USD	(42,640)	9/30/19	102	—
Total Foreign Currency Exchange Contracts						$3,786	$(98,659)

[1]	See Note 5 in Notes to Financial Statements.
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	British Pound	$ 239,044	$ 238,832	9/16/19	$ 212	$—
3	Euro	429,244	426,496	9/16/19	2,747	—
3	Japanese Yen	349,912	348,122	9/16/19	1,791	—
					4,750	—
Equity Contracts:
53	E-mini S&P 500 Index	7,802,130	7,672,003	9/20/19	130,127	—
57	E-mini S&P MidCap 400 Index	11,115,000	10,854,980	9/20/19	260,019	—
12	Euro STOXX 50 Index	472,943	459,647	9/20/19	13,296	—
3	FTSE 100 Index	280,748	276,923	9/20/19	3,825	—
1	Nikkei 225 Index (OSE)	197,189	195,578	9/12/19	1,612	—
					408,879	—
Total Futures Contracts					$413,629	$—

[1]	See Note 5 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CSI–Credit Suisse International
ETF–Exchange-Traded Fund
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
JPMC–JPMorgan Chase
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
NOK–Norwegian Krone
OSE–Osaka Securities Exchange
LVIP American Century Select Mid Cap Managed Volatility Fund–7

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
S&P–Standard & Poor’s
SEK–Swedish Krona
SPDR–Standard & Poor’s Depositary Receipt
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–8

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from affiliated investments	$ 2,450,008
Dividends from unaffiliated investments	2,229,292
Interest	5,369
Foreign Taxes Withheld	(1,599)
4,683,070
EXPENSES:
Management fees	1,589,843
Distribution fees-Service Class	741,901
Shareholder servicing fees	61,474
Accounting and administration expenses	50,006
Reports and statements to shareholders	23,854
Professional fees	15,053
Trustees’ fees and expenses	6,107
Custodian fees	3,326
Consulting fees	1,956
Pricing fees	190
Other	4,973
2,498,683
Less:
Management fees waived	(952,115)
Expenses reimbursed	(93,114)
Total operating expenses	1,453,454
NET INVESTMENT INCOME	3,229,616
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	800,194
Sale of unaffiliated investments	(599,850)
Distributions from affiliated investments	48,389,902
Foreign currencies	(230)
Foreign currency exchange contracts	(46,998)
Futures contracts	(4,988,605)
Net realized gain	43,554,413
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	20,174,327
Unaffiliated investments	(3,501,170)
Foreign currencies	(35)
Foreign currency exchange contracts	(94,873)
Futures contracts	1,105,993
Net change in unrealized appreciation (depreciation)	17,684,242
NET REALIZED AND UNREALIZED GAIN	61,238,655
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,468,271
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,229,616	$ 2,975,375
Net realized gain	43,554,413	19,119,268
Net change in unrealized appreciation (depreciation)	17,684,242	(67,071,086)
Net increase (decrease) in net assets resulting from operations	64,468,271	(44,976,443)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(725)
Service Class	—	(18,425,226)
	—	(18,425,951)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	41,734,736	93,851,603
Reinvestment of dividends and distributions:
Standard Class	—	725
Service Class	—	18,425,226
	41,734,736	112,277,554
Cost of shares redeemed:
Service Class	(25,265,366)	(42,540,110)
	(25,265,366)	(42,540,110)
Increase in net assets derived from capital share transactions	16,469,370	69,737,444
NET INCREASE IN NET ASSETS	80,937,641	6,335,050
NET ASSETS:
Beginning of period	373,581,600	367,246,550
End of period	$454,519,241	$373,581,600
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–9

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[2,3] (unaudited)	Year Ended				1/2/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16 [4]	12/31/15
Net asset value, beginning of period	$ 11.749	$ 13.801	$ 12.418	$ 10.706	$ 11.348	$ 10.000
Income (loss) from investment operations:
Net investment income[5]	0.123	0.154	0.154	0.164	0.177	0.116
Net realized and unrealized gain (loss)	1.901	(1.532)	1.552	1.740	(0.618)	1.300
Total from investment operations	2.024	(1.378)	1.706	1.904	(0.441)	1.416
Less dividends and distributions from:
Net investment income	—	(0.156)	(0.167)	(0.192)	(0.201)	(0.068)
Net realized gain	—	(0.518)	(0.156)	—	—	—
Total dividends and distributions	—	(0.674)	(0.323)	(0.192)	(0.201)	(0.068)
Net asset value, end of period	$ 13.773	$ 11.749	$ 13.801	$ 12.418	$ 10.706	$ 11.348
Total return[6]	17.20%	(10.53%)	13.79%	17.83%	(3.91%)	14.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 15	$ 13	$ 15	$ 13	$ 11	$ 12
Ratio of expenses to average net assets[7]	0.33%	0.06%	0.06%	0.04%	—	—
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.83%	0.82%	0.81%	0.83%	0.85%	0.95%
Ratio of net investment income to average net assets	1.88% [8]	1.12%	1.17%	1.43%	1.57%	1.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.38% [8]	0.36%	0.42%	0.64%	0.72%	0.16%
Portfolio turnover	26%	5%	7%	28%	15%	7%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Effective May 1, 2019, American Century Investment Management, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio, replacing Lincoln Investment Advisors Corporation.
[3]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to May 1, 2019.
[8]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds prior to May 1, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–10

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Six Months Ended6/30/19[2,3] (unaudited)	Year Ended				1/2/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16 [4]	12/31/15
Net asset value, beginning of period	$ 11.747	$ 13.796	$ 12.420	$ 10.708	$ 11.349	$ 10.000
Income (loss) from investment operations:
Net investment income[5]	0.099	0.105	0.108	0.125	0.137	0.084
Net realized and unrealized gain (loss)	1.898	(1.523)	1.545	1.739	(0.616)	1.293
Total from investment operations	1.997	(1.418)	1.653	1.864	(0.479)	1.377
Less dividends and distributions from:
Net investment income	—	(0.113)	(0.121)	(0.152)	(0.162)	(0.028)
Net realized gain	—	(0.518)	(0.156)	—	—	—
Total dividends and distributions	—	(0.631)	(0.277)	(0.152)	(0.162)	(0.028)
Net asset value, end of period	$ 13.744	$ 11.747	$ 13.796	$ 12.420	$ 10.708	$ 11.349
Total return[6]	17.00%	(10.85%)	13.39%	17.43%	(4.24%)	13.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$454,504	$ 373,568	$367,232	$259,496	$159,660	$ 88,120
Ratio of expenses to average net assets[7]	0.68%	0.41%	0.41%	0.39%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.18%	1.17%	1.16%	1.18%	1.20%	1.30%
Ratio of net investment income to average net assets	1.53% [8]	0.77%	0.82%	1.08%	1.22%	0.76%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.03% [8]	0.01%	0.07%	0.29%	0.37%	(0.19%)
Portfolio turnover	26%	5%	7%	28%	15%	7%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Effective May 1, 2019, American Century Investment Management, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio, replacing Lincoln Investment Advisors Corporation.
[3]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to May 1, 2019.
[8]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds prior to May 1, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–11

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Prior to May 1, 2019, the Fund operated under a fund of fund structure.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP American Century Select Mid Cap Managed Volatility Fund–12

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Prior to May 1, 2019, LIAC had contractually agreed to waive a portion of its advisory fee. The waiver amount was 0.69% of the Fund’s average daily net assets.
Effective May 1, 2019, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.90% of the Fund’s average daily net assets for the Standard Class and 1.25% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
Prior to May 1, 2019, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceeded 0.06% of the Fund’s average daily net assets for the Standard Class and 0.41% for the Service Class.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2019 no expense reimbursements were subject to recoupment.
Effective May 1, 2019, American Century Investment Management, Inc, (“American Century”) was added as a sub-adviser to the Fund and is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays American Century a fee based on the Fund’s average daily net assets. Prior to May 1, 2019, LIAC was responsible for the day-to-day management of a portion of the Fund’s investment portfolio now allocated to American Century.
SSGA Funds Management, Inc. (“SSGA”) is responsible for the day-to-day management of the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$11,944
Legal	2,460
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP American Century Select Mid Cap Managed Volatility Fund–13

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,065 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Management fees payable to LIAC	$273,947
Distribution fees payable to LFD	127,838
Printing and mailing fees payable to Lincoln Life	12,836
Shareholder servicing fees payable to Lincoln Life	10,593
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–0.00%@
Equity Funds-0.00%@
*American Century VP - Capital Appreciation Fund	$ 71,304,586	$17,321,813	$ 92,900,674	$ 5,057,821	$ (783,546)	$—	—	$ —	$13,965,555
*American Century VP - Mid Cap Value	282,304,579	50,299,388	349,304,213	(4,257,627)	20,957,873	—	—	2,450,008	34,424,347
Total	$353,609,165	$67,621,201	$442,204,887	$ 800,194	$20,174,327	$—		$2,450,008	$48,389,902

@	As a percentage of Net Assets as of June 30, 2019.
*	Class I shares.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$105,061,553
Sales	472,664,440
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$456,033,547
Aggregate unrealized appreciation of investments and derivatives	$ 10,802,878
Aggregate unrealized depreciation of investments and derivatives	(13,890,419)
Net unrealized depreciation of investments and derivatives	$ (3,087,541)
LVIP American Century Select Mid Cap Managed Volatility Fund–14

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 2,454,539	$ 3,184,304	$—	$ 5,638,843
Airlines	5,190,630	—	—	5,190,630
Auto Components	5,411,368	—	—	5,411,368
Automobiles	5,770,616	—	—	5,770,616
Banks	32,952,862	—	—	32,952,862
Beverages	3,174,506	—	—	3,174,506
Biotechnology	2,111,835	—	—	2,111,835
Building Products	4,988,647	—	—	4,988,647
Capital Markets	24,830,772	—	—	24,830,772
Chemicals	1,043,545	—	—	1,043,545
Commercial Services & Supplies	2,701,845	—	—	2,701,845
Construction & Engineering	1,328,045	—	—	1,328,045
Construction Materials	1,215,605	—	—	1,215,605
Containers & Packaging	11,246,650	—	—	11,246,650
Distributors	3,532,988	—	—	3,532,988
Electric Utilities	15,844,105	—	—	15,844,105
Electrical Equipment	22,543,916	2,943,046	—	25,486,962
Electronic Equipment, Instruments & Components	6,236,528	—	—	6,236,528
Energy Equipment & Services	4,378,451	—	—	4,378,451
Entertainment	1,436,382	—	—	1,436,382
Equity Real Estate Investment Trusts	19,451,322	—	—	19,451,322
Food & Staples Retailing	3,234,238	3,406,023	—	6,640,261
Food Products	8,670,379	4,826,672	—	13,497,051
Gas Utilities	5,286,940	—	—	5,286,940
Health Care Equipment & Supplies	18,186,163	2,548,714	—	20,734,877
Health Care Providers & Services	21,440,569	—	—	21,440,569
Health Care Technology	3,064,893	—	—	3,064,893
Hotels, Restaurants & Leisure	10,009,548	—	—	10,009,548
Household Durables	3,699,413	—	—	3,699,413
Household Products	3,340,663	—	—	3,340,663
Industrial Conglomerates	963,630	—	—	963,630
Insurance	18,288,966	—	—	18,288,966
Interactive Media & Services	2,581,440	—	—	2,581,440
Internet & Direct Marketing Retail	1,108,938	—	—	1,108,938
LVIP American Century Select Mid Cap Managed Volatility Fund–15

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
IT Services	$ 9,437,484	$ —	$—	$ 9,437,484
Life Sciences Tools & Services	1,594,018	—	—	1,594,018
Machinery	10,599,302	6,021,566	—	16,620,868
Multiline Retail	2,308,416	—	—	2,308,416
Multi-Utilities	10,972,336	—	—	10,972,336
Oil, Gas & Consumable Fuels	12,168,184	—	—	12,168,184
Pharmaceuticals	727,173	—	—	727,173
Professional Services	2,627,715	—	—	2,627,715
Road & Rail	3,696,790	—	—	3,696,790
Semiconductors & Semiconductor Equipment	19,232,560	—	—	19,232,560
Software	11,293,605	—	—	11,293,605
Specialty Retail	11,768,245	—	—	11,768,245
Technology Hardware, Storage & Peripherals	2,492,430	—	—	2,492,430
Textiles, Apparel & Luxury Goods	481,521	—	—	481,521
Thrifts & Mortgage Finance	3,364,782	—	—	3,364,782
Trading Companies & Distributors	5,088,518	—	—	5,088,518
Exchange-Traded Funds	11,815,570	—	—	11,815,570
Money Market Fund	32,212,466	—	—	32,212,466
Total Investments	$429,602,052	$22,930,325	$—	$452,532,377
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 3,786	$—	$ 3,786
Futures Contracts	$413,629	$ —	$—	$413,629
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(98,659)	$—	$ (98,659)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	—	—
Service Class	3,171,470	6,899,632
Shares reinvested:
Standard Class	—	54
Service Class	—	1,365,266
	3,171,470	8,264,952
Shares redeemed:
Standard Class	—	—
Service Class	(1,903,269)	(3,084,189)
	(1,903,269)	(3,084,189)
Net increase	1,268,201	5,180,763
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S.
LVIP American Century Select Mid Cap Managed Volatility Fund–16

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2019, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2019 were as follows:
LVIP American Century Select Mid Cap Managed Volatility Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 3,786	Receivables and other assets net of liabilities	$(98,659)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	408,879	Receivables and other assets net of liabilities	—
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	4,750	Receivables and other assets net of liabilities	—
Total		$417,415		$(98,659)
LVIP American Century Select Mid Cap Managed Volatility Fund–17

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ (46,998)	$ (94,873)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(4,970,811)	1,080,219
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(17,794)	25,774
Total		$(5,035,603)	$1,011,120
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$193,616	$6,895,066
Futures contracts (average notional value)	11,475,885	14,895,284
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–18

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund–19

LVIP American Century Select Mid Cap Managed Volatility Fund
Other Fund Information (unaudited)
On March 4-5, 2019, the Board of Trustees of the Trust (the “Board”) met to consider, among other things, the approval of the sub-advisory agreement between LIAC and American Century Investment Management, Inc. (the “Sub-Adviser”), with respect to the Fund (the “Sub-Advisory Agreement”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the Sub-Adviser prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of an investment sub-advisory agreement and the factors that they should consider in evaluating such an agreement. Among other information, LIAC and the Sub-Adviser provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of the Sub-Adviser and the Sub-Adviser’s responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and The Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
The Board considered that the Fund would continue to be managed with an actively-managed risk-management overlay using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”). The Board further considered LIAC’s proposal to change the structure of the Fund with regard to the investment of the remainder of the Fund’s net assets (the “Equity Sleeve”) from a fund of funds structure, where the Equity Sleeve is invested in underlying funds, to a sub-advised structure, where the Sub-Adviser would manage the investments of the Equity Sleeve. The Board also considered that the Sub-Adviser would invest approximately 80% of the Equity Sleeve in its U.S. Mid Cap Value strategy and 20% of the Equity Sleeve in its U.S. Opportunistic Mid Cap Growth strategy, resulting in no change to the Fund’s investment strategy or underlying portfolio exposure.
The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Subadvisory Agreement
Nature, Extent and Quality of Services and Performance. In considering the approval of the proposed Sub-Advisory Agreement between LIAC and the Sub-Adviser with respect to the Fund, the Board considered the nature, extent and quality of services to be provided by the Sub-Adviser under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by the Sub-Adviser, the investment professionals proposed to service the Fund and the reputation, resources and investment approach of the Sub-Adviser. The Board noted that the Sub-Adviser manages the underlying funds in which the Fund invests and considered LIAC’s statement that the Fund has achieved sufficient scale in recent years, which has allowed LIAC to negotiate a sub-advisory fee directly with the Sub-Adviser. The Board concluded that the services to be provided by the Sub-Adviser were expected to be satisfactory.
Sub-Advisory Fee and Economies of Scale. The Board considered the proposed sub-advisory fee schedule, which contains breakpoints. The Board noted that the proposed sub-advisory fee schedule was negotiated between LIAC and the Sub-Adviser, an unaffiliated third party, and that LIAC would compensate the Sub-Adviser from its fee and concluded the proposed sub-advisory fees were reasonable.
Profitability and Fallout Benefits. The Board considered that the sub-advisory fees were negotiated between LIAC and the Sub-Adviser, an unaffiliated third party, and that LIAC would compensate the Sub-Adviser from its fees. The Board reviewed materials provided by the Sub-Adviser as to any additional benefits the Sub-Adviser would receive and noted the Sub-Adviser’s statement that client transactions may be used to generate commissions to pay for research services and that such research services may be used to both make investment decisions for client accounts as well as perform administrative or other non-research functions.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement are fair and reasonable, and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.
LVIP American Century Select Mid Cap Managed Volatility Fund–20

LVIP American Funds
LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP American Funds

LVIP American Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee reimbursements in effect for the LVIP American Global Small Capitalizaton Fund.
LVIP American Global Growth Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Service Class II Shares	$1,000.00	$1,210.40	0.64%	$3.51
Hypothetical
Service Class II Shares	$1,000.00	$1,021.60	0.64%	$3.21
LVIP American Global Small Capitalization Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Service Class II Shares	$1,000.00	$1,199.30	0.65%	$3.54
Hypothetical
Service Class II Shares	$1,000.00	$1,021.60	0.65%	$3.26
LVIP American Growth Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Service Class II Shares	$1,000.00	$1,164.30	0.64%	$3.43
Hypothetical
Service Class II Shares	$1,000.00	$1,021.60	0.64%	$3.21

LVIP American Funds–1

LVIP American Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP American Growth-Income Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Service Class II Shares	$1,000.00	$1,158.10	0.61%	$3.26
Hypothetical
Service Class II Shares	$1,000.00	$1,021.80	0.61%	$3.06
LVIP American International Fund
Expense Analysis of an Investment of $1,000
	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Service Class II Shares	$1,000.00	$1,145.80	0.64%	$3.41
Hypothetical
Service Class II Shares	$1,000.00	$1,021.60	0.64%	$3.21

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP American Funds–2

LVIP American Global Growth Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®– Global Growth Fund Class 1	9,415,026	$ 277,649,108
Total Investment Company (Cost $244,698,565)		277,649,108

TOTAL INVESTMENTS–100.06% (Cost $244,698,565)	277,649,108
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(167,712)
NET ASSETS APPLICABLE TO 13,398,950 SHARES OUTSTANDING–100.00%	$277,481,396
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH FUND SERVICE CLASS II ($277,481,396 / 13,398,950 Shares)	$20.709
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$221,389,583
Distributable earnings/(accumulated loss)	56,091,813
TOTAL NET ASSETS	$277,481,396

★ Includes $415,132 payable for fund share redeemed, $20,888 other accrued expenses payable and $147,541 due to manager and affiliates as of June 30, 2019.
The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–3

LVIP American Global Small Capitalization Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.08%
Global Equity Fund–100.08%
American Funds Insurance Series®– Global Small Capitalization Fund	3,042,805	$ 74,640,016
Total Investment Company (Cost $58,971,929)		74,640,016

TOTAL INVESTMENTS–100.08% (Cost $58,971,929)	74,640,016
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(61,212)
NET ASSETS APPLICABLE TO 4,525,571 SHARES OUTSTANDING–100.00%	$74,578,804
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL SMALL CAPITALIZATION FUND SERVICE CLASS II ($74,578,804 / 4,525,571 Shares)	$16.479
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$52,968,416
Distributable earnings/(accumulated loss)	21,610,388
TOTAL NET ASSETS	$74,578,804

★ Includes $10,942 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $149,996 payable for fund share redeemed, $19,569 other accrued expenses payable and $52,824 due to manager and affiliates as of June 30, 2019.
The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–4

LVIP American Growth Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®– Growth Fund	11,556,264	$ 842,104,978
Total Investment Company (Cost $778,467,395)		842,104,978

TOTAL INVESTMENTS–100.06% (Cost $778,467,395)	842,104,978
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(519,368)
NET ASSETS APPLICABLE TO 37,429,593 SHARES OUTSTANDING–100.00%	$841,585,610
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH FUND SERVICE CLASS II ($841,585,610 / 37,429,593 Shares)	$22.484
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$638,698,038
Distributable earnings/(accumulated loss)	202,887,572
TOTAL NET ASSETS	$841,585,610

★ Includes $73,421 payable for securities purchased, $500,546 payable for fund share redeemed, $27,488 other accrued expenses payable and $493,974 due to manager and affiliates as of June 30, 2019.
The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–5

LVIP American Growth-Income Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®– Growth-Income Fund	15,817,985	$ 748,032,507
Total Investment Company (Cost $695,226,137)		748,032,507

TOTAL INVESTMENTS–100.05% (Cost $695,226,137)	748,032,507
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(393,558)
NET ASSETS APPLICABLE TO 34,231,992 SHARES OUTSTANDING–100.00%	$747,638,949
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH-INCOME FUND SERVICE CLASS II ($747,638,949 / 34,231,992 Shares)	$21.840
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$593,587,161
Distributable earnings/(accumulated loss)	154,051,788
TOTAL NET ASSETS	$747,638,949

★ Includes $301,387 payable for securities purchased, $241,266 payable for fund share redeemed, $24,984 other accrued expenses payable and $370,377 due to manager and affiliates as of June 30, 2019.
The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–6

LVIP American International Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®– International Fund	12,491,328	$ 246,703,734
Total Investment Company (Cost $222,288,492)		246,703,734

TOTAL INVESTMENTS–100.06% (Cost $222,288,492)	246,703,734
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(150,405)
NET ASSETS APPLICABLE TO 16,698,631 SHARES OUTSTANDING–100.00%	$246,553,329
NET ASSET VALUE PER SHARE–LVIP AMERICAN INTERNATIONAL FUND SERVICE CLASS II ($246,553,329 / 16,698,631 Shares)	$14.765
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$214,843,775
Distributable earnings/(accumulated loss)	31,709,554
TOTAL NET ASSETS	$246,553,329

★ Includes $66,251 payable for fund share redeemed, $20,774 other accrued expenses payable and $130,311 due to manager and affiliates as of June 30, 2019.
The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–7

LVIP American Funds
Statements of Operations
Six Months Ended June 30, 2019 (unaudited)
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from investment companies	$ 445,976	$ 57,211	$ 1,999,320	$ 2,438,723	$ 424,362
Interest	(235)	—	5	6	—
	445,741	57,211	1,999,325	2,438,729	424,362
EXPENSES:
Distribution fees-Service Class II	703,280	200,782	2,130,347	1,876,348	641,351
Shareholder servicing fees	37,082	10,587	112,328	98,935	33,817
Accounting and administration expenses	30,236	23,903	48,074	44,833	29,543
Reports and statements to shareholders	28,443	20,274	135,819	38,163	24,487
Professional fees	9,208	7,953	13,942	12,160	9,098
Trustees’ fees and expenses	3,649	1,096	10,975	9,625	3,348
Consulting fees	943	885	1,100	1,075	940
Custodian fees	546	246	1,327	1,235	518
Pricing fees	—	6	—	—	7
Other	2,516	2,037	8,182	6,580	2,615
	815,903	267,769	2,462,094	2,088,954	745,724
Less:
Expenses reimbursed	—	(30,482)	—	—	—
Total operating expenses	815,903	237,287	2,462,094	2,088,954	745,724
NET INVESTMENT INCOME (LOSS)	(370,162)	(180,076)	(462,769)	349,775	(321,362)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investment companies	(928,062)	714,841	(697,907)	(541,943)	(1,530,045)
Distributions from investment companies	14,858,483	4,517,667	86,333,819	72,577,697	6,078,070
Net realized gain	13,930,421	5,232,508	85,635,912	72,035,754	4,548,025
Net change in unrealized appreciation (depreciation) of investments	34,136,296	8,174,318	28,001,038	24,516,932	27,136,522
NET REALIZED AND UNREALIZED GAIN	48,066,717	13,406,826	113,636,950	96,552,686	31,684,547
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,696,555	$13,226,750	$113,174,181	$96,902,461	$31,363,185
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–8

LVIP American Funds
Statements of Changes in Net Assets
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (370,162)	$ 855,541	$ (180,076)	$ (245,037)	$ (462,769)	$ 727,760
Net realized gain	13,930,421	14,315,470	5,232,508	3,539,676	85,635,912	61,926,193
Net change in unrealized appreciation (depreciation)	34,136,296	(39,676,929)	8,174,318	(11,371,154)	28,001,038	(75,838,952)
Net increase (decrease) in net assets resulting from operations	47,696,555	(24,505,918)	13,226,750	(8,076,515)	113,174,181	(13,184,999)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(6,438,460)	—	(616,436)	—	(44,986,095)
	—	(6,438,460)	—	(616,436)	—	(44,986,095)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	24,146,639	81,950,668	2,475,822	10,702,250	95,538,597	194,000,458
Reinvestment of dividends and distributions:
Service Class II	—	6,438,460	—	616,436	—	44,986,095
Cost of shares redeemed:
Service Class II	(18,662,719)	(29,608,626)	(9,000,356)	(13,196,906)	(39,674,046)	(76,395,580)
Increase (decrease) in net assets derived from capital share transactions	5,483,920	58,780,502	(6,524,534)	(1,878,220)	55,864,551	162,590,973
NET INCREASE (DECREASE) IN NET ASSETS	53,180,475	27,836,124	6,702,216	(10,571,171)	169,038,732	104,419,879
NET ASSETS:
Beginning of period	224,300,921	196,464,797	67,876,588	78,447,759	672,546,878	568,126,999
End of period	$277,481,396	$224,300,921	$74,578,804	$ 67,876,588	$841,585,610	$672,546,878
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–9

LVIP American Funds
Statements of Changes in Net Assets (continued)
	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 349,775	$ 6,751,979	$ (321,362)	$ 3,216,231
Net realized gain	72,035,754	36,488,542	4,548,025	9,259,584
Net change in unrealized appreciation (depreciation)	24,516,932	(62,802,589)	27,136,522	(44,952,875)
Net increase (decrease) in net assets resulting from operations	96,902,461	(19,562,068)	31,363,185	(32,477,060)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(33,277,893)	—	(8,191,671)
	—	(33,277,893)	—	(8,191,671)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	88,926,102	186,836,825	19,434,414	69,758,023
Reinvestment of dividends and distributions:
Service Class II	—	33,277,893	—	8,191,671
Cost of shares redeemed:
Service Class II	(31,770,986)	(59,611,677)	(18,569,402)	(24,962,653)
Increase (decrease) in net assets derived from capital share transactions	57,155,116	160,503,041	865,012	52,987,041
NET INCREASE (DECREASE) IN NET ASSETS	154,057,577	107,663,080	32,228,197	12,318,310
NET ASSETS:
Beginning of period	593,581,372	485,918,292	214,325,132	202,006,822
End of period	$747,638,949	$593,581,372	$246,553,329	$214,325,132
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–10

LVIP American Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Fund Service Class II
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 17.109	$ 19.410	$ 15.711	$ 17.092	$ 17.617	$ 17.456
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.028)	0.075	0.067	0.090	0.139	0.152
Net realized and unrealized gain (loss)	3.628	(1.847)	4.747	(0.013)	0.946	0.175
Total from investment operations	3.600	(1.772)	4.814	0.077	1.085	0.327
Less dividends and distributions from:
Net investment income	—	(0.138)	(0.058)	(0.146)	(0.255)	(0.159)
Net realized gain	—	(0.391)	(1.057)	(1.312)	(1.355)	(0.007)
Total dividends and distributions	—	(0.529)	(1.115)	(1.458)	(1.610)	(0.166)
Net asset value, end of period	$ 20.709	$ 17.109	$ 19.410	$ 15.711	$ 17.092	$ 17.617
Total return[3]	21.04%	(9.39%)	30.99%	0.24%	6.57%	1.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$277,481	$224,301	$196,465	$121,799	$120,877	$93,841
Ratio of expenses to average net assets[4]	0.64%	0.63%	0.64%	0.62%	0.62%	0.64%
Ratio of net investment income (loss) to average net assets	(0.29%) [5]	0.38%	0.36%	0.55%	0.76%	0.87%
Portfolio turnover	4%	4%	4%	15%	8%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–11

LVIP American Global Small Capitalization Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Small Capitalization Fund Service Class II
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.740	$ 15.561	$ 14.540	$ 15.433	$ 15.556	$ 15.314
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.038)	(0.050)	0.002	(0.022)	(0.107)	(0.047)
Net realized and unrealized gain (loss)	2.777	(1.644)	3.541	0.300	0.086	0.306
Total from investment operations	2.739	(1.694)	3.543	0.278	(0.021)	0.259
Less dividends and distributions from:
Net investment income	—	(0.107)	(0.002)	(0.018)	(0.035)	—
Net realized gain	—	(0.020)	(2.520)	(1.153)	(0.067)	(0.017)
Total dividends and distributions	—	(0.127)	(2.522)	(1.171)	(0.102)	(0.017)
Net asset value, end of period	$ 16.479	$ 13.740	$ 15.561	$ 14.540	$ 15.433	$ 15.556
Total return[3]	19.93%	(10.90%)	25.42%	1.68%	(0.15%)	1.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 74,579	$ 67,877	$ 78,448	$ 66,278	$ 71,559	$ 70,830
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.73%	0.71%	0.70%	0.67%	0.66%	0.67%
Ratio of net investment income (loss) to average net assets	(0.49%) [5]	(0.31%)	0.02%	(0.15%)	(0.65%)	(0.30%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.58%) [5]	(0.37%)	(0.03%)	(0.17%)	(0.66%)	(0.32%)
Portfolio turnover	8%	12%	6%	15%	14%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–12

LVIP American Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Fund Service Class II
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 19.311	$ 20.735	$ 17.307	$ 19.682	$ 19.398	$ 18.116
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.013)	0.024	0.036	0.081	0.053	0.165
Net realized and unrealized gain	3.186	0.027	4.700	1.559	1.158	1.309
Total from investment operations	3.173	0.051	4.736	1.640	1.211	1.474
Less dividends and distributions from:
Net investment income	—	(0.082)	(0.073)	(0.073)	(0.052)	(0.180)
Net realized gain	—	(1.393)	(1.235)	(3.942)	(0.875)	(0.012)
Total dividends and distributions	—	(1.475)	(1.308)	(4.015)	(0.927)	(0.192)
Net asset value, end of period	$ 22.484	$ 19.311	$ 20.735	$ 17.307	$ 19.682	$ 19.398
Total return[3]	16.43%	(0.64%)	27.83%	9.10%	6.47%	8.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$841,586	$672,547	$568,127	$363,045	$335,523	$315,752
Ratio of expenses to average net assets[4]	0.64%	0.63%	0.64%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	(0.12%) [5]	0.11%	0.18%	0.43%	0.27%	0.88%
Portfolio turnover	2%	4%	2%	8%	8%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–13

LVIP American Growth-Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth-Income Fund Service Class II
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 18.858	$ 20.367	$ 18.186	$ 19.032	$ 19.921	$ 18.273
Income (loss) from investment operations:
Net investment income[2]	0.011	0.253	0.238	0.220	0.206	0.191
Net realized and unrealized gain (loss)	2.971	(0.592)	3.659	1.787	(0.020)	1.686
Total from investment operations	2.982	(0.339)	3.897	2.007	0.186	1.877
Less dividends and distributions from:
Net investment income	—	(0.293)	(0.216)	(0.298)	(0.263)	(0.211)
Net realized gain	—	(0.877)	(1.500)	(2.555)	(0.812)	(0.018)
Total dividends and distributions	—	(1.170)	(1.716)	(2.853)	(1.075)	(0.229)
Net asset value, end of period	$ 21.840	$ 18.858	$ 20.367	$ 18.186	$ 19.032	$ 19.921
Total return[3]	15.81%	(2.15%)	21.95%	11.16%	1.12%	10.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$747,639	$593,581	$485,918	$317,976	$285,452	$262,235
Ratio of expenses to average net assets[4]	0.61%	0.61%	0.61%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets	0.10% [5]	1.20%	1.20%	1.17%	1.03%	1.00%
Portfolio turnover	1%	3%	2%	8%	6%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–14

LVIP American International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American International Fund Service Class II
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 12.886	$ 15.486	$ 12.634	$ 13.115	$ 13.985	$ 14.566
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.019)	0.222	0.141	0.131	0.170	0.158
Net realized and unrealized gain (loss)	1.898	(2.304)	3.809	0.308	(0.846)	(0.594)
Total from investment operations	1.879	(2.082)	3.950	0.439	(0.676)	(0.436)
Less dividends and distributions from:
Net investment income	—	(0.390)	(0.131)	(0.133)	(0.192)	(0.125)
Net realized gain	—	(0.128)	(0.967)	(0.787)	(0.002)	(0.020)
Total dividends and distributions	—	(0.518)	(1.098)	(0.920)	(0.194)	(0.145)
Net asset value, end of period	$ 14.765	$ 12.886	$ 15.486	$ 12.634	$ 13.115	$ 13.985
Total return[3]	14.58%	(13.50%)	31.65%	3.15%	(4.84%)	(3.00%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$246,553	$ 214,325	$202,007	$141,543	$144,162	$145,005
Ratio of expenses to average net assets[4]	0.64%	0.63%	0.63%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	(0.28%) [5]	1.47%	0.96%	1.02%	1.19%	1.08%
Portfolio turnover	5%	4%	7%	11%	6%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds–15

LVIP American Funds
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.
The investment objective of the LVIP American Growth Fund is growth of capital.
The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2019, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Funds–16

LVIP American Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees.
To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LIAC are set forth in the following table:
Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%
The fee is calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. For the six months ended June 30, 2019, no advisory fees were charged to the Funds.
LIAC has contractually agreed to reimburse the LVIP American Global Small Capitalization Fund to the extent that the Fund’s annual operating expenses (excluding Distribution fees and Underlying Funds’ fees and expenses) exceed 0.10% of the average daily net assets. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	Total
LVIP American Global Small Capitalization Fund	15,347	15,347
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$7,226	$2,088	$21,696	$19,067	$6,658
Legal	1,488	430	4,468	3,926	1,372
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP American Funds–17

LVIP American Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2019, these fees were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$23,340	$17,668	$123,378	$27,282	$19,623
The Funds currently offer one class of shares: Service Class II. The Service Class II shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class II shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.55% of the average daily net assets of the Service Class II shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Expense reimbursement receivable from LIAC	$ —	$10,942	$ —	$ —	$ —
Distribution fees payable to LFD	121,881	33,058	369,402	329,104	107,955
Printing and mailing fees payable to Lincoln Life	19,233	18,023	105,094	23,920	16,664
Shareholder servicing fees payable to Lincoln Life	6,427	1,743	19,478	17,353	5,692
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$31,256,685	$5,670,088	$154,670,878	$140,169,351	$18,879,021
Sales	11,238,272	7,843,172	12,741,389	9,993,397	12,224,281
LVIP American Funds–18

LVIP American Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$244,698,565	$58,971,929	$778,467,395	$695,226,137	$222,288,492
Aggregate unrealized appreciation of investments	$ 32,950,543	$15,668,087	$ 63,637,583	$ 52,806,370	$ 24,415,242
Aggregate unrealized depreciation of investments	—	—	—	—	—
Net unrealized appreciation of investments	$ 32,950,543	$15,668,087	$ 63,637,583	$ 52,806,370	$ 24,415,242
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2019:
Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investments:
Assets:
Investment Companies	$277,649,108	$74,640,016	$842,104,978	$748,032,507	$246,703,734
There were no Level 3 investments at the beginning or end of the period.
LVIP American Funds–19

LVIP American Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18
Shares sold:
Service Class II	1,243,804	4,150,732	161,053	683,556	4,434,291	8,862,506
Shares reinvested:
Service Class II	—	338,886	—	44,313	—	2,033,753
	1,243,804	4,489,618	161,053	727,869	4,434,291	10,896,259
Shares redeemed:
Service Class II	(954,857)	(1,501,423)	(575,388)	(829,409)	(1,832,603)	(3,467,545)
Net increase (decrease)	288,947	2,988,195	(414,335)	(101,540)	2,601,688	7,428,714

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/19	12/31/18	6/30/19	12/31/18
Shares sold:
Service Class II	4,272,036	8,823,791	1,372,149	4,625,413
Shares reinvested:
Service Class II	—	1,602,755	—	622,667
	4,272,036	10,426,546	1,372,149	5,248,080
Shares redeemed:
Service Class II	(1,516,081)	(2,808,584)	(1,306,455)	(1,659,683)
Net increase (decrease)	2,755,955	7,617,962	65,694	3,588,397
5. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
6. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
7. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Funds–20

LVIP American Global Allocation Managed Risk Funds
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP American Global Allocation Managed Risk Funds

LVIP American Global Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
LVIP American Global Balanced Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,103.00	0.30%	$1.56
Service Class Shares	1,000.00	1,101.10	0.65%	3.39
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,021.60	0.65%	3.26
LVIP American Global Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,099.40	0.30%	$1.56
Service Class Shares	1,000.00	1,097.40	0.65%	3.38
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,021.60	0.65%	3.26

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Global Allocation Managed Risk Funds–1

LVIP American Global Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2019
LVIP American Global Balanced Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	3.71%
Investment Company	3.71%
Fixed Income Fund	3.71%
Unaffiliated Investments	96.36%
Investment Companies	96.36%
Asset Allocation Fund	14.98%
Equity Funds	26.38%
Fixed Income Funds	37.33%
Global Equity Funds	4.09%
Global Fixed Income Fund	1.89%
International Equity Funds	9.26%
Money Market Fund	2.43%
Total Investments	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%
LVIP American Global Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	7.72%
Investment Companies	7.72%
Fixed Income Fund	2.60%
International Equity Fund	5.12%
Unaffiliated Investments	92.33%
Investment Companies	92.33%
Asset Allocation Fund	10.91%
Equity Funds	35.28%
Fixed Income Funds	20.85%
Global Equity Funds	7.09%
International Equity Funds	15.30%
Money Market Fund	2.90%
Total Investments	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%
LVIP American Global Allocation Managed Risk Funds–2

LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.71%
INVESTMENT COMPANY–3.71%
Fixed Income Fund–3.71%
✢American Funds Insurance Series®– Mortgage Fund	6,187,818	$ 66,085,895
Total Affiliated Investment (Cost $64,517,028)		66,085,895

UNAFFILIATED INVESTMENTS–96.36%
INVESTMENT COMPANIES–96.36%
Asset Allocation Fund–14.98%
✧American Funds®– Capital Income Builder	4,368,037	266,843,397
		266,843,397
Equity Funds–26.38%
✧American Funds®– American Mutual Fund	3,848,884	160,652,409
✢American Funds Insurance Series®-
Growth Fund	2,506,938	182,680,592
Growth-Income Fund	2,675,210	126,510,692
		469,843,693
Fixed Income Funds–37.33%
✧American Funds®-
High-Income Trust	3,277,532	33,332,496
Intermediate Bond Fund of America	10,964,934	148,903,808
✢American Funds Insurance Series®-
Bond Fund	38,957,572	433,208,194
U.S. Government/AAA-Rated Securities Fund	3,979,991	49,550,892
		664,995,390
Global Equity Funds–4.09%
✢American Funds Insurance Series®-
Global Growth & Income Fund	1,245,915	18,352,320
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Funds (continued)
✢American Funds Insurance Series®- (continued)
Global Small Capitalization Fund	2,222,667	$ 54,522,023
		72,874,343
Global Fixed Income Fund–1.89%
✢American Funds Insurance Series®– Global Bond Fund	2,781,286	33,597,934
		33,597,934
International Equity Funds–9.26%
✧American Funds®-
New Perspective Fund	1,228,376	55,031,239
New World Fund	542,512	36,749,755
✢American Funds Insurance Series®– International Fund	3,703,899	73,152,019
		164,933,013
Money Market Fund–2.43%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	43,311,680	43,311,680
		43,311,680
Total Unaffiliated Investments (Cost $1,613,938,549)		1,716,399,450

TOTAL INVESTMENTS–100.07% (Cost $1,678,455,577)	1,782,485,345
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(1,269,538)
NET ASSETS APPLICABLE TO 146,936,034 SHARES OUTSTANDING–100.00%	$1,781,215,807

✢ Class 1 shares.
✧ Class R-6 shares.
LVIP American Global Allocation Managed Risk Funds–3

LVIP American Global Balanced Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
445	U.S. Treasury 5 yr Notes	$52,579,531	$51,815,043	9/30/19	$764,488	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–4

LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–7.72%
INVESTMENT COMPANIES–7.72%
Fixed Income Fund–2.60%
✢American Funds Insurance Series®– Mortgage Fund	8,489,398	$ 90,666,769
		90,666,769
International Equity Fund–5.12%
✢American Funds Insurance Series®– New World Fund	7,445,325	178,836,715
		178,836,715
Total Affiliated Investments (Cost $238,326,027)		269,503,484

UNAFFILIATED INVESTMENTS–92.33%
INVESTMENT COMPANIES–92.33%
Asset Allocation Fund–10.91%
✧American Funds®– Capital Income Builder	6,234,698	380,877,695
		380,877,695
Equity Funds–35.28%
✧American Funds®– American Mutual Fund	9,154,212	382,096,796
✢American Funds Insurance Series®-
Growth Fund	5,851,296	426,383,975
Growth-Income Fund	8,949,344	423,214,482
		1,231,695,253
Fixed Income Funds–20.85%
✧American Funds®-
Bond Fund of America	34,669,047	456,244,656
Intermediate Bond Fund of America	15,584,336	211,635,279
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund	4,844,805	$ 60,317,828
		728,197,763
Global Equity Funds–7.09%
✢American Funds Insurance Series®-
Global Growth & Income Fund	4,823,869	71,055,585
Global Small Capitalization Fund	7,194,505	176,481,205
		247,536,790
International Equity Funds–15.30%
✧American Funds®– New Perspective Fund	3,976,199	178,133,736
✢American Funds Insurance Series®– International Fund	18,030,221	356,096,859
		534,230,595
Money Market Fund–2.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	101,144,936	101,144,936
		101,144,936
Total Unaffiliated Investments (Cost $3,006,562,178)		3,223,683,032

TOTAL INVESTMENTS–100.05% (Cost $3,244,888,205)	3,493,186,516
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,767,894)
NET ASSETS APPLICABLE TO 272,126,518 SHARES OUTSTANDING–100.00%	$3,491,418,622

✢ Class 1 shares.
✧ Class R-6 shares.
LVIP American Global Allocation Managed Risk Funds–5

LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
997	U.S. Treasury 5 yr Notes	$117,801,781	$116,088,985	9/30/19	$1,712,796	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–6

LVIP American Global Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2019 (unaudited)
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
ASSETS:
Unaffiliated investments, at value	$1,716,399,450	$3,223,683,032
Affiliated investments, at value	66,085,895	269,503,484
Dividends and interest receivable	537,228	1,611,352
Cash collateral held at broker for futures contracts	293,701	658,122
Receivable for securities sold	263,805	949,149
Receivable for fund shares sold	16,660	184,412
Prepaid expenses	5,606	11,093
Foreign currencies, at value	—	2
Variation margin due from broker on futures contracts	—	2
TOTAL ASSETS	1,783,602,345	3,496,600,648
LIABILITIES:
Due to manager and affiliates	932,045	1,804,807
Payable for fund shares redeemed	744,822	1,051,865
Payable for securities purchased	479,622	1,487,750
Due to custodian	173,417	746,638
Other accrued expenses payable	56,624	90,966
Variation margin due to broker on futures contracts	8	—
TOTAL LIABILITIES	2,386,538	5,182,026
TOTAL NET ASSETS	$1,781,215,807	$3,491,418,622
Unaffiliated investments, at cost	$1,613,938,549	$3,006,562,178
Affiliated investments, at cost	64,517,028	238,326,027
Standard Class:
Net Assets	$ 432,648	$ 923,803
Shares Outstanding	35,625	71,872
Net Asset Value Per Share	$ 12.144	$ 12.854
Service Class:
Net Assets	$1,780,783,159	$3,490,494,819
Shares Outstanding	146,900,409	272,054,646
Net Asset Value Per Share	$ 12.122	$ 12.830
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$1,538,957,329	$2,930,486,957
Distributable earnings/(accumulated loss)	242,258,478	560,931,665
TOTAL NET ASSETS	$1,781,215,807	$3,491,418,622
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–7

LVIP American Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2019 (unaudited)
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 13,841,394	$ 18,126,291
Dividends from affiliated investments	296,621	7,390,451
Interest	3,698	122,744
	14,141,713	25,639,486
EXPENSES:
Distribution fees-Service Class	3,059,665	5,981,410
Management fees	2,185,999	4,273,544
Shareholder servicing fees	253,576	495,731
Accounting and administration expenses	91,073	150,572
Reports and statements to shareholders	52,035	81,565
Trustees’ fees and expenses	25,747	50,547
Professional fees	24,200	36,404
Custodian fees	5,603	18,024
Consulting fees	2,330	2,816
Pricing fees	72	448
Other	16,844	29,592
Total operating expenses	5,717,144	11,120,653
NET INVESTMENT INCOME	8,424,569	14,518,833
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(47,880)	43,838
Sale of unaffiliated investments	(382,934)	2,918,531
Distributions from unaffiliated investments	37,428,997	115,634,050
Futures contracts	890,390	(52,223,072)
Net realized gain	37,888,573	66,373,347
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	2,462,486	27,025,438
Unaffiliated investments	120,080,241	233,157,892
Foreign currencies	310	(39,518)
Futures contracts	368,918	(21,559,084)
Net change in unrealized appreciation (depreciation)	122,911,955	238,584,728
NET REALIZED AND UNREALIZED GAIN	160,800,528	304,958,075
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$169,225,097	$319,476,908
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–8

LVIP American Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 8,424,569	$ 29,010,497	$ 14,518,833	$ 39,867,812
Net realized gain	37,888,573	107,129,693	66,373,347	275,636,823
Net change in unrealized appreciation (depreciation)	122,911,955	(196,282,281)	238,584,728	(463,872,665)
Net increase (decrease) in net assets resulting from operations	169,225,097	(60,142,091)	319,476,908	(148,368,030)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(16,643)	—	(29,601)
Service Class	—	(63,339,492)	—	(104,925,768)
	—	(63,356,135)	—	(104,955,369)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	19	190	2,487	21,531
Service Class	18,834,118	47,491,778	24,008,792	88,875,635
Reinvestment of dividends and distributions:
Standard Class	—	16,643	—	29,601
Service Class	—	63,339,492	—	104,925,768
	18,834,137	110,848,103	24,011,279	193,852,535
Cost of shares redeemed:
Standard Class	(23,155)	(300,797)	(18,624)	(27,766)
Service Class	(116,716,833)	(229,585,292)	(198,064,537)	(393,923,935)
	(116,739,988)	(229,886,089)	(198,083,161)	(393,951,701)
Decrease in net assets derived from capital share transactions	(97,905,851)	(119,037,986)	(174,071,882)	(200,099,166)
NET INCREASE (DECREASE) IN NET ASSETS	71,319,246	(242,536,212)	145,405,026	(453,422,565)
NET ASSETS:
Beginning of period	1,709,896,561	1,952,432,773	3,346,013,596	3,799,436,161
End of period	$1,781,215,807	$1,709,896,561	$3,491,418,622	$3,346,013,596
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–9

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.010	$ 11.817	$ 10.770	$ 10.503	$ 11.223	$ 11.066
Income (loss) from investment operations:
Net investment income[3]	0.076	0.224	0.202	0.200	0.199	0.241
Net realized and unrealized gain (loss)	1.058	(0.578)	1.099	0.287	(0.434)	0.366
Total from investment operations	1.134	(0.354)	1.301	0.487	(0.235)	0.607
Less dividends and distributions from:
Net investment income	—	(0.234)	(0.254)	(0.220)	(0.314)	(0.232)
Net realized gain	—	(0.219)	—	—	(0.120)	(0.218)
Return of capital	—	—	—	—	(0.051)	—
Total dividends and distributions	—	(0.453)	(0.254)	(0.220)	(0.485)	(0.450)
Net asset value, end of period	$ 12.144	$ 11.010	$ 11.817	$ 10.770	$ 10.503	$ 11.223
Total return[4]	10.30%	(3.06%)	12.08%	4.64%	(2.10%)	5.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 433	$ 414	$ 727	$ 662	$ 567	$ 553
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.29%	0.27%	0.27%	0.27%
Ratio of net investment income to average net assets	1.32% [6]	1.90%	1.76%	1.86%	1.77%	2.11%
Portfolio turnover	5%	27%	22%	22%	20%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–10

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.009	$ 11.812	$ 10.767	$ 10.501	$ 11.221	$ 11.065
Income (loss) from investment operations:
Net investment income[3]	0.056	0.182	0.161	0.162	0.159	0.201
Net realized and unrealized gain (loss)	1.057	(0.575)	1.098	0.287	(0.433)	0.365
Total from investment operations	1.113	(0.393)	1.259	0.449	(0.274)	0.566
Less dividends and distributions from:
Net investment income	—	(0.191)	(0.214)	(0.183)	(0.275)	(0.192)
Net realized gain	—	(0.219)	—	—	(0.120)	(0.218)
Return of capital	—	—	—	—	(0.051)	—
Total dividends and distributions	—	(0.410)	(0.214)	(0.183)	(0.446)	(0.410)
Net asset value, end of period	$ 12.122	$ 11.009	$ 11.812	$ 10.767	$ 10.501	$ 11.221
Total return[4]	10.11%	(3.39%)	11.69%	4.27%	(2.45%)	5.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,780,783	$1,709,482	$1,951,706	$1,947,869	$1,994,330	$1,885,717
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.64%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	0.97% [6]	1.55%	1.41%	1.51%	1.42%	1.77%
Portfolio turnover	5%	27%	22%	22%	20%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–11

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.692	$ 12.594	$ 10.967	$ 10.803	$ 11.574	$ 11.648
Income (loss) from investment operations:
Net investment income[3]	0.074	0.179	0.177	0.176	0.190	0.232
Net realized and unrealized gain (loss)	1.088	(0.666)	1.662	0.182	(0.555)	0.069
Total from investment operations	1.162	(0.487)	1.839	0.358	(0.365)	0.301
Less dividends and distributions from:
Net investment income	—	(0.196)	(0.212)	(0.194)	(0.264)	(0.232)
Net realized gain	—	(0.219)	—	—	(0.027)	(0.143)
Return of capital	—	—	—	—	(0.115)	—
Total dividends and distributions	—	(0.415)	(0.212)	(0.194)	(0.406)	(0.375)
Net asset value, end of period	$ 12.854	$ 11.692	$ 12.594	$ 10.967	$ 10.803	$ 11.574
Total return[4]	9.94%	(3.96%)	16.76%	3.31%	(3.16%)	2.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 924	$ 856	$ 897	$ 890	$ 914	$ 878
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.29%	0.27%	0.27%	0.26%
Ratio of net investment income to average net assets	1.20% [6]	1.43%	1.49%	1.62%	1.63%	1.95%
Portfolio turnover	7%	47%	22%	25%	22%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–12

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.691	$ 12.589	$ 10.965	$ 10.802	$ 11.572	$ 11.647
Income (loss) from investment operations:
Net investment income[3]	0.052	0.137	0.135	0.138	0.149	0.190
Net realized and unrealized gain (loss)	1.087	(0.666)	1.659	0.181	(0.553)	0.069
Total from investment operations	1.139	(0.529)	1.794	0.319	(0.404)	0.259
Less dividends and distributions from:
Net investment income	—	(0.150)	(0.170)	(0.156)	(0.224)	(0.191)
Net realized gain	—	(0.219)	—	—	(0.027)	(0.143)
Return of capital	—	—	—	—	(0.115)	—
Total dividends and distributions	—	(0.369)	(0.170)	(0.156)	(0.366)	(0.334)
Net asset value, end of period	$ 12.830	$ 11.691	$ 12.589	$ 10.965	$ 10.802	$ 11.572
Total return[4]	9.74%	(4.30%)	16.36%	2.94%	(3.49%)	2.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,490,495	$3,345,158	$3,798,539	$3,688,392	$3,945,825	$3,768,318
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.64%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets	0.85% [6]	1.08%	1.14%	1.27%	1.28%	1.60%
Portfolio turnover	7%	47%	22%	25%	22%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds–13

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.
The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2019, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Global Allocation Managed Risk Funds–14

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Administrative	$50,418	$98,573
Legal	10,388	20,309
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2019, these fees were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Printing and mailing	$21,093	$23,728
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP American Global Allocation Managed Risk Funds–15

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2019, each Fund had liabilities payable to affiliates as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Management fees payable to LIAC	$362,694	$708,665
Distribution fees payable to LFD	507,649	991,869
Printing and mailing fees payable to Lincoln Life	19,630	22,068
Shareholder servicing fees payable to Lincoln Life	42,072	82,205
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-3.71%@
Fixed Income Fund-3.71%@
✢American Funds Insurance Series® – Mortgage Fund	$66,219,888	$2,222,891	$4,771,490	$(47,880)	$2,462,486	$66,085,895	6,187,818	$296,621	$—

@ As a percentage of Net Assets as of June 30, 2019.
✢ Class 1 shares.
LVIP American Global Growth Allocation Managed Risk Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-7.72%@
Fixed Income Fund-2.60%@
✢American Funds Insurance Series® – Mortgage Fund	$ 91,365,744	$ 3,754,471	$ 7,785,827	$(17,182)	$ 3,349,563	$ 90,666,769	8,489,398	$ 407,419	$—
International Equity Fund-5.12%@
✢American Funds Insurance Series® – New World Fund	167,296,374	8,519,884	20,716,438	61,020	23,675,875	178,836,715	7,445,325	6,983,032	—
Total	$258,662,118	$12,274,355	$28,502,265	$ 43,838	$27,025,438	$269,503,484		$7,390,451	$—

@ As a percentage of Net Assets as of June 30, 2019.
✢ Class 1 shares.
LVIP American Global Allocation Managed Risk Funds–16

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Purchases	$ 82,609,538	$230,803,757
Sales	133,514,519	327,280,346
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$1,678,455,577	$3,244,888,205
Aggregate unrealized appreciation of investments and derivatives	$ 123,710,956	$ 300,251,666
Aggregate unrealized depreciation of investments and derivatives	(18,916,700)	(50,240,559)
Net unrealized appreciation of investments and derivatives	$ 104,794,256	$ 250,011,107
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Global Allocation Managed Risk Funds–17

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2019:
Level 1	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$ 66,085,895	$ 269,503,484
Unaffiliated Investment Companies	1,716,399,450	3,223,683,032
Total Investments	$1,782,485,345	$3,493,186,516
Derivatives:
Assets:
Futures Contracts	$ 764,488	$ 1,712,796
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/19	12/31/18	6/30/19	12/31/18
Shares sold:
Standard Class	2	16	201	1,686
Service Class	1,610,268	4,014,920	1,944,815	7,013,604
Shares reinvested:
Standard Class	—	1,470	—	2,441
Service Class	—	5,580,965	—	8,611,738
	1,610,270	9,597,371	1,945,016	15,629,469
Shares redeemed:
Standard Class	(2,006)	(25,334)	(1,512)	(2,183)
Service Class	(9,991,583)	(19,538,850)	(16,029,988)	(31,227,383)
	(9,993,589)	(19,564,184)	(16,031,500)	(31,229,566)
Net decrease	(8,383,319)	(9,966,813)	(14,086,484)	(15,600,097)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the
LVIP American Global Allocation Managed Risk Funds–18

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2019 were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	$764,488	Variation margin due to broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ (708,168)	$ 567,409
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(6,590)	40,123
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,605,148	(238,614)
Total		$ 890,390	$ 368,918
Fair values of derivative instruments as of June 30, 2019 were as follows:
LVIP American Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	$1,712,796	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.
LVIP American Global Allocation Managed Risk Funds–19

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(59,338,592)	$(14,886,197)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,481,734)	1,766,136
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	9,597,254	(8,439,023)
Total		$(52,223,072)	$(21,559,084)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP American Global Balanced Allocation Managed Risk Fund	$ 56,478,028	$ 5,316,349
LVIP American Global Growth Allocation Managed Risk Fund	358,695,541	266,172,110
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP American Global Allocation Managed Risk Funds–20

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Global Allocation Managed Risk Funds–21

LVIP American Preservation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP American Preservation Fund

LVIP American Preservation Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Preservation Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,034.30	0.21%	$1.06
Service Class Shares	1,000.00	1,032.70	0.56%	2.82
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.00	0.56%	2.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies. In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Preservation Fund–1

LVIP American Preservation Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	4.00%
Investment Company	4.00%
Fixed Income Fund	4.00%
Unaffiliated Investments	96.19%
Investment Companies	96.19%
Fixed Income Funds	86.07%
Global Fixed Income Fund	3.05%
Money Market Funds	7.07%
Total Investments	100.19%
Liabilities Net of Receivables and Other Assets	(0.19%)
Total Net Assets	100.00%
LVIP American Preservation Fund–2

LVIP American Preservation Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–4.00%
INVESTMENT COMPANY–4.00%
Fixed Income Fund–4.00%
✢American Funds Insurance Series®– Mortgage Fund	2,517,884	$ 26,890,998
Total Affiliated Investment (Cost $26,129,793)		26,890,998

UNAFFILIATED INVESTMENTS–96.19%
INVESTMENT COMPANIES–96.19%
Fixed Income Funds–86.07%
✧American Funds®-
Bond Fund of America	1,028,216	13,531,322
Intermediate Bond Fund of America	11,402,133	154,840,958
Short Term Bond Fund of America	30,264,361	302,038,326
✢American Funds Insurance Series®-
Bond Fund	2,438,717	27,118,533
High-Income Bond Fund	2,008,578	20,346,897
U.S. Government/AAA-Rated Securities Fund	4,858,515	60,488,517
		578,364,553
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–3.05%
✢American Funds Insurance Series®– Global Bond Fund	1,697,457	$ 20,505,277
		20,505,277
Money Market Funds–7.07%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 2.45%)	46,970,272	46,970,272
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	525,830	525,830
		47,496,102
Total Unaffiliated Investments (Cost $637,478,649)		646,365,932

TOTAL INVESTMENTS–100.19% (Cost $663,608,442)	673,256,930
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(1,285,004)
NET ASSETS APPLICABLE TO 67,081,382 SHARES OUTSTANDING–100.00%	$671,971,926
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND STANDARD CLASS ($229,362 / 22,862 Shares)	$10.032
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND SERVICE CLASS ($671,742,564 / 67,058,520 Shares)	$10.017
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$665,291,356
Distributable earnings/(accumulated loss)	6,680,570
TOTAL NET ASSETS	$671,971,926

✢ Class 1 shares.
✧ Class R-6 shares.
★ Includes $1,535,182 payable for securities purchased, $432,647 payable for fund share redeemed, $30,932 other accrued expenses payable and $299,970 due to manager and affiliates as of June 30, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–3

LVIP American Preservation Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 6,747,308
Dividends from affiliated investments	120,183
6,867,491
EXPENSES:
Distribution fees-Service Class	1,147,330
Management fees	819,919
Shareholder servicing fees	95,111
Accounting and administration expenses	45,289
Reports and statements to shareholders	22,028
Professional fees	14,839
Trustees’ fees and expenses	9,628
Custodian fees	2,687
Consulting fees	1,074
Pricing fees	24
Other	3,120
2,161,049
Less:
Management fees waived	(327,968)
Total operating expenses	1,833,081
NET INVESTMENT INCOME	5,034,410
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(7,973)
Sale of unaffiliated investments	(1,486,730)
Net realized loss	(1,494,703)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	4,109,084
Unaffiliated investments	13,650,141
Net change in unrealized appreciation (depreciation)	17,759,225
NET REALIZED AND UNREALIZED GAIN	16,264,522
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,298,932
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,034,410	$ 10,582,324
Net realized loss	(1,494,703)	(3,100,907)
Net change in unrealized appreciation (depreciation)	17,759,225	(4,152,617)
Net increase in net assets resulting from operations	21,298,932	3,328,800
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,453)
Service Class	—	(9,917,916)
	—	(9,921,369)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,869,652	76,116
Service Class	58,342,909	133,329,772
Reinvestment of dividends and distributions:
Standard Class	—	3,453
Service Class	—	9,917,916
	60,212,561	143,327,257
Cost of shares redeemed:
Standard Class	(1,834,572)	(19,103)
Service Class	(69,996,486)	(138,158,247)
	(71,831,058)	(138,177,350)
Increase (decrease) in net assets derived from capital share transactions	(11,618,497)	5,149,907
NET INCREASE (DECREASE) IN NET ASSETS	9,680,435	(1,442,662)
NET ASSETS:
Beginning of period	662,291,491	663,734,153
End of period	$671,971,926	$ 662,291,491
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–4

LVIP American Preservation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.699	$ 9.798	$ 9.785	$ 9.755	$ 9.888	$ 9.788
Income (loss) from investment operations:
Net investment income[2]	0.092	0.189	0.139	0.145	0.150	0.137
Net realized and unrealized gain (loss)	0.241	(0.106)	0.026	0.042	(0.119)	0.073
Total from investment operations	0.333	0.083	0.165	0.187	0.031	0.210
Less dividends and distributions from:
Net investment income	—	(0.182)	(0.152)	(0.157)	(0.164)	(0.110)
Total dividends and distributions	—	(0.182)	(0.152)	(0.157)	(0.164)	(0.110)
Net asset value, end of period	$ 10.032	$ 9.699	$ 9.798	$ 9.785	$ 9.755	$ 9.888
Total return[3]	3.43%	0.85%	1.69%	1.92%	0.31%	2.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 229	$ 187	$ 128	$ 250	$ 81	$ 128
Ratio of expenses to average net assets[4]	0.21%	0.20%	0.20%	0.18%	0.18%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.30%	0.28%	0.28%	0.29%
Ratio of net investment income to average net assets	1.88% [5]	1.94%	1.40%	1.45%	1.50%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.78% [5]	1.84%	1.30%	1.35%	1.40%	1.28%
Portfolio turnover	16%	21%	30%	14%	21%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–5

LVIP American Preservation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.700	$ 9.798	$ 9.786	$ 9.755	$ 9.888	$ 9.789
Income (loss) from investment operations:
Net investment income[2]	0.075	0.155	0.104	0.110	0.115	0.102
Net realized and unrealized gain (loss)	0.242	(0.106)	0.026	0.043	(0.119)	0.073
Total from investment operations	0.317	0.049	0.130	0.153	(0.004)	0.175
Less dividends and distributions from:
Net investment income	—	(0.147)	(0.118)	(0.122)	(0.129)	(0.076)
Total dividends and distributions	—	(0.147)	(0.118)	(0.122)	(0.129)	(0.076)
Net asset value, end of period	$ 10.017	$ 9.700	$ 9.798	$ 9.786	$ 9.755	$ 9.888
Total return[3]	3.27%	0.51%	1.33%	1.57%	(0.04%)	1.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$671,743	$662,105	$663,606	$579,941	$434,686	$301,155
Ratio of expenses to average net assets[4]	0.56%	0.55%	0.55%	0.53%	0.53%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.65%	0.65%	0.63%	0.63%	0.64%
Ratio of net investment income to average net assets	1.53% [5]	1.59%	1.05%	1.10%	1.15%	1.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.43% [5]	1.49%	0.95%	1.00%	1.05%	0.93%
Portfolio turnover	16%	21%	30%	14%	21%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund–6

LVIP American Preservation Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek current income, consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”)
LVIP American Preservation Fund–7

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$18,982
Legal	3,911
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,344 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$ 82,657
Distribution fees payable to LFD	192,801
Printing and mailing fees payable to Lincoln Life	8,532
Shareholder servicing fees payable to Lincoln Life	15,980
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP American Preservation Fund–8

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-4.00%@
Fixed Income Funds-4.00%
✧,×American Funds - Short-Term Bond Fund of America	$337,729,576	$ —	$ —	$ —	$ —	$ —	—	$ —	$—
✢,‡American Funds Insurance Series - Mortgage Fund	13,300,940	14,217,965	1,488,085	(7,973)	868,151	26,890,998	2,517,884	120,183	—
Total	$351,030,516	$14,217,965	$1,488,085	$(7,973)	$868,151	$26,890,998		$120,183	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧ Class R-6 shares.
× Issuer considered an unaffiliated investment of the Fund at June 30, 2019.
✢ Class 1 shares.
‡ Issuer considered an unaffiliated investment of the Fund at December 31, 2018.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$102,946,747
Sales	109,220,004
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$663,608,442
Aggregate unrealized appreciation of investments	$ 9,648,488
Aggregate unrealized depreciation of investments	—
Net unrealized appreciation of investments	$ 9,648,488
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP American Preservation Fund–9

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$ 26,890,998	$—	$—	$ 26,890,998
Unaffiliated Investment Companies	646,365,932	—	—	646,365,932
Total Investments	$673,256,930	$—	$—	$673,256,930
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	189,874	7,835
Service Class	5,932,180	13,691,516
Shares reinvested:
Standard Class	—	357
Service Class	—	1,024,647
	6,122,054	14,724,355
Shares redeemed:
Standard Class	(186,289)	(1,956)
Service Class	(7,130,318)	(14,186,009)
	(7,316,607)	(14,187,965)
Net increase (decrease)	(1,194,553)	536,390
5. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
6. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
7. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Preservation Fund–10

LVIP Baron Growth Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth Opportunities Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,272.10	0.93%	$5.24
Service Class Shares	1,000.00	1,270.50	1.18%	6.64
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.20	0.93%	$4.66
Service Class Shares	1,000.00	1,018.90	1.18%	5.91

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	95.61%
Biotechnology	0.43%
Building Products	2.44%
Capital Markets	10.74%
Commercial Services & Supplies	0.65%
Diversified Consumer Services	3.54%
Diversified Telecommunication Services	1.97%
Electrical Equipment	0.77%
Electronic Equipment, Instruments & Components	0.70%
Entertainment	0.98%
Equity Real Estate Investment Trusts	6.25%
Food & Staples Retailing	1.33%
Health Care Equipment & Supplies	6.77%
Health Care Providers & Services	0.14%
Hotels, Restaurants & Leisure	16.58%
Household Products	0.78%
Insurance	8.40%
IT Services	5.70%
Life Sciences Tools & Services	4.24%
Machinery	0.38%
Multiline Retail	0.46%
Pharmaceuticals	1.23%
Professional Services	6.59%
Software	11.67%
Specialty Retail	0.20%
Textiles, Apparel & Luxury Goods	0.57%
Thrifts & Mortgage Finance	1.13%
Trading Companies & Distributors	0.97%
Master Limited Partnership	1.51%
Warrant	0.01%
Money Market Fund	2.93%
Total Investments	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Vail Resorts	7.01%
CoStar Group	6.59%
IDEXX Laboratories	4.68%
MSCI	4.09%
Gartner	3.83%
Choice Hotels International	3.70%
ANSYS	3.54%
Arch Capital Group	3.51%
Bright Horizons Family Solutions	3.42%
Primerica	3.11%
Total	43.48%

IT–Information Technology

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–95.61%
Biotechnology–0.43%
†Alector	21,500	$ 408,500
†Denali Therapeutics	132,500	2,750,700
		3,159,200
Building Products–2.44%
†Trex	248,200	17,795,940
		17,795,940
Capital Markets–10.74%
Cohen & Steers	191,000	9,825,040
FactSet Research Systems	50,900	14,585,904
Houlihan Lokey	148,500	6,612,705
Moelis & Co. Class A	151,000	5,277,450
Morningstar	84,000	12,149,760
MSCI	125,000	29,848,750
		78,299,609
Commercial Services & Supplies–0.65%
†BrightView Holdings	253,205	4,737,465
		4,737,465
Diversified Consumer Services–3.54%
†Bright Horizons Family Solutions	165,000	24,893,550
Onespaworld Holding	30,688	475,664
†Onespaworld Holding	26,812	415,586
		25,784,800
Diversified Telecommunication Services–1.97%
†Iridium Communications	617,565	14,364,562
		14,364,562
Electrical Equipment–0.77%
†Bloom Energy Class A	455,000	5,582,850
		5,582,850
Electronic Equipment, Instruments & Components–0.70%
Littelfuse	29,000	5,130,390
		5,130,390
Entertainment–0.98%
Manchester United Class A	396,063	7,160,819
		7,160,819
Equity Real Estate Investment Trusts–6.25%
Alexander's	9,425	3,490,078
Alexandria Real Estate Equities	57,000	8,042,130
American Assets Trust	63,027	2,969,832
Douglas Emmett	330,000	13,147,200
Gaming and Leisure Properties	460,000	17,930,800
		45,580,040
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–1.33%
†Performance Food Group	241,500	$ 9,667,245
		9,667,245
Health Care Equipment & Supplies–6.77%
†IDEXX Laboratories	124,000	34,140,920
†Neogen	110,000	6,832,100
West Pharmaceutical Services	67,100	8,397,565
		49,370,585
Health Care Providers & Services–0.14%
†Covetrus	40,000	978,400
		978,400
Hotels, Restaurants & Leisure–16.58%
Boyd Gaming	172,500	4,647,150
Choice Hotels International	310,000	26,973,100
†Hilton Grand Vacations	19,000	604,580
Marriott Vacations Worldwide	197,500	19,039,000
†Penn National Gaming	550,646	10,605,442
Red Rock Resorts Class A	367,079	7,884,857
Vail Resorts	228,800	51,063,584
		120,817,713
Household Products–0.78%
Church & Dwight	78,200	5,713,292
		5,713,292
Insurance–8.40%
†Arch Capital Group	690,000	25,585,200
Kinsale Capital Group	142,000	12,990,160
Primerica	188,512	22,612,014
		61,187,374
IT Services–5.70%
†Gartner	173,600	27,939,184
MAXIMUS	43,679	3,168,475
†Wix.com	73,215	10,403,851
		41,511,510
Life Sciences Tools & Services–4.24%
†Adaptive Biotechnologies	43,640	2,107,812
Bio-Techne	83,000	17,304,670
†Mettler-Toledo International	13,700	11,508,000
		30,920,482
Machinery–0.38%
Albany International Class A	9,873	818,570
†Marel HF	436,941	1,918,073
		2,736,643
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.46%
†Ollie's Bargain Outlet Holdings	38,500	$ 3,353,735
		3,353,735
Pharmaceuticals–1.23%
Dechra Pharmaceuticals	256,600	8,955,942
		8,955,942
Professional Services–6.59%
†CoStar Group	86,689	48,030,907
		48,030,907
Software–11.67%
†Altair Engineering Class A	72,000	2,908,080
†ANSYS	126,000	25,807,320
†Benefitfocus	235,365	6,390,160
†Cision	595,000	6,979,350
†Guidewire Software	131,000	13,280,780
Pegasystems	110,000	7,833,100
SS&C Technologies Holdings	379,000	21,834,190
		85,032,980
Specialty Retail–0.20%
Dick's Sporting Goods	42,500	1,471,775
		1,471,775
Textiles, Apparel & Luxury Goods–0.57%
†Under Armour Class A	140,000	3,549,000
†Under Armour Class C	28,000	621,600
		4,170,600
Thrifts & Mortgage Finance–1.13%
†Essent Group	80,000	3,759,200
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
LendingTree	10,725	$ 4,504,822
		8,264,022
Trading Companies & Distributors–0.97%
Air Lease	170,000	7,027,800
		7,027,800
Total Common Stock (Cost $232,090,532)		696,806,680
MASTER LIMITED PARTNERSHIP–1.51%
Carlyle Group	270,000	6,104,700
Oaktree Capital Group	100,000	4,954,000
Total Master Limited Partnership (Cost $7,994,954)		11,058,700
WARRANT–0.01%
=Onespaworld Holding exp 3/19/24 exercise price USD 11.50	9,999	57,294
Total Warrant (Cost $0)		57,294

MONEY MARKET FUND–2.93%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	21,335,223	21,335,223
Total Money Market Fund (Cost $21,335,223)		21,335,223

TOTAL INVESTMENTS–100.06% (Cost $261,420,709)	729,257,897
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(453,343)
NET ASSETS APPLICABLE TO 12,617,688 SHARES OUTSTANDING–100.00%	$728,804,554
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($64,485,868 / 1,085,421 Shares)	$59.411
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($664,318,686 / 11,532,267 Shares)	$57.605
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$233,591,496
Distributable earnings/(accumulated loss)	495,213,058
TOTAL NET ASSETS	$728,804,554

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
★ Includes $1,436,050 payable for securities purchased, $560,386 payable for fund share redeemed, $53,191 other accrued expenses payable and $691,440 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–5

LVIP Baron Growth Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,159,415
Interest	174
4,159,589
EXPENSES:
Management fees	3,403,767
Distribution fees-Service Class	777,395
Shareholder servicing fees	98,709
Accounting and administration expenses	67,134
Reports and statements to shareholders	47,011
Professional fees	17,254
Trustees’ fees and expenses	9,900
Consulting fees	1,060
Pricing fees	486
Custodian fees	209
Other	8,819
4,431,744
Less:
Management fees waived	(461,103)
Expenses reimbursed	(38,656)
Total operating expenses	3,931,985
NET INVESTMENT INCOME	227,604
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	8,064,579
Foreign currencies	62,593
Net realized gain	8,127,172
Net change in unrealized appreciation (depreciation) of:
Investments	149,922,097
Foreign currencies	6,378
Net change in unrealized appreciation (depreciation)	149,928,475
NET REALIZED AND UNREALIZED GAIN	158,055,647
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$158,283,251
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 227,604	$ (1,348,294)
Net realized gain	8,127,172	19,230,042
Net change in unrealized appreciation (depreciation)	149,928,475	(42,008,964)
Net increase (decrease) in net assets resulting from operations	158,283,251	(24,127,216)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,092,272)
Service Class	—	(25,475,065)
	—	(27,567,337)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,736,977	35,001,756
Service Class	38,965,521	99,235,996
Reinvestment of dividends and distributions:
Standard Class	—	2,092,272
Service Class	—	25,475,065
	45,702,498	161,805,089
Cost of shares redeemed:
Standard Class	(6,416,109)	(24,482,722)
Service Class	(60,027,094)	(105,348,878)
	(66,443,203)	(129,831,600)
Increase (decrease) in net assets derived from capital share transactions	(20,740,705)	31,973,489
NET INCREASE (DECREASE) IN NET ASSETS	137,542,546	(19,721,064)
NET ASSETS:
Beginning of period	591,262,008	610,983,072
End of period	$728,804,554	$ 591,262,008
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–6

LVIP Baron Growth Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 46.700	$ 50.365	$ 41.088	$ 41.922	$ 47.819	$ 45.941
Income (loss) from investment operations:
Net investment income (loss)[2]	0.081	0.012	(0.001)	0.240	(0.017)	0.092
Net realized and unrealized gain (loss)	12.630	(1.427)	11.178	2.219	(2.102)	2.244
Total from investment operations	12.711	(1.415)	11.177	2.459	(2.119)	2.336
Less dividends and distributions from:
Net investment income	—	—	—	(0.305)	—	(0.197)
Net realized gain	—	(2.250)	(1.900)	(2.988)	(3.778)	(0.261)
Total dividends and distributions	—	(2.250)	(1.900)	(3.293)	(3.778)	(0.458)
Net asset value, end of period	$ 59.411	$ 46.700	$ 50.365	$ 41.088	$ 41.922	$ 47.819
Total return[3]	27.21%	(3.70%)	27.56%	5.83%	(4.53%)	5.12%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 64,486	$ 50,558	$ 41,010	$23,668	$ 26,105	$ 8,964
Ratio of expenses to average net assets	0.93%	0.93%	0.95%	1.01%	1.01%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.08%	1.07%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	0.29%	0.02%	0.00%	0.58%	(0.03%)	0.20%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.14%	(0.13%)	(0.12%)	0.54%	(0.07%)	0.16%
Portfolio turnover	3%	6%	7%	8%	12%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 45.337	$ 49.069	$ 40.172	$ 41.063	$ 47.034	$ 45.201
Income (loss) from investment operations:
Net investment income (loss)[2]	0.012	(0.118)	(0.116)	0.133	(0.133)	(0.022)
Net realized and unrealized gain (loss)	12.256	(1.364)	10.913	2.168	(2.060)	2.201
Total from investment operations	12.268	(1.482)	10.797	2.301	(2.193)	2.179
Less dividends and distributions from:
Net investment income	—	—	—	(0.204)	—	(0.085)
Net realized gain	—	(2.250)	(1.900)	(2.988)	(3.778)	(0.261)
Total dividends and distributions	—	(2.250)	(1.900)	(3.192)	(3.778)	(0.346)
Net asset value, end of period	$ 57.605	$ 45.337	$ 49.069	$ 40.172	$ 41.063	$ 47.034
Total return[3]	27.05%	(3.93%)	27.24%	5.57%	(4.77%)	4.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$664,319	$540,704	$569,973	$473,667	$511,622	$576,278
Ratio of expenses to average net assets	1.18%	1.18%	1.20%	1.26%	1.26%	1.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.32%	1.33%	1.32%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	0.04%	(0.23%)	(0.25%)	0.33%	(0.28%)	(0.05%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.11%)	(0.38%)	(0.37%)	0.29%	(0.32%)	(0.09%)
Portfolio turnover	3%	6%	7%	8%	12%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.
The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2019, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $7,302 for the six months ended June 30, 2019. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.00% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.09% on the first $250 million of the Fund’s average daily net assets; 0.14% on the next $250 million, 0.19% on the next $200 million; 0.20% on the next $50 million; and 0.25% in excess of $750 million of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.93% of the average daily net assets for the Standard Class and 1.18% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2019 no expense reimbursements were subject to recoupment.
BAMCO, Inc. (the “Sub-Adviser”) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$19,173
Legal	3,948
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $25,642 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Management fees payable to LIAC	$513,138
Distribution fees payable to LFD	134,242
Printing and mailing fees payable to Lincoln Life	26,979
Shareholder servicing fees payable to Lincoln Life	17,081
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$25,800,413
Sales	22,161,424
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$261,420,709
Aggregate unrealized appreciation of investments	$469,713,503
Aggregate unrealized depreciation of investments	(2,899,758)
Net unrealized appreciation of investments	$466,813,745
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Biotechnology	$ 3,159,200	$ —	$ —	$ 3,159,200
Building Products	17,795,940	—	—	17,795,940
Capital Markets	78,299,609	—	—	78,299,609
Commercial Services & Supplies	4,737,465	—	—	4,737,465
Diversified Consumer Services	25,784,800	—	—	25,784,800
Diversified Telecommunication Services	14,364,562	—	—	14,364,562
Electrical Equipment	5,582,850	—	—	5,582,850
Electronic Equipment, Instruments & Components	5,130,390	—	—	5,130,390
Entertainment	7,160,819	—	—	7,160,819
Equity Real Estate Investment Trusts	45,580,040	—	—	45,580,040
Food & Staples Retailing	9,667,245	—	—	9,667,245
Health Care Equipment & Supplies	49,370,585	—	—	49,370,585
Health Care Providers & Services	978,400	—	—	978,400
Hotels, Restaurants & Leisure	120,817,713	—	—	120,817,713
Household Products	5,713,292	—	—	5,713,292
Insurance	61,187,374	—	—	61,187,374
IT Services	41,511,510	—	—	41,511,510
Life Sciences Tools & Services	30,920,482	—	—	30,920,482
Machinery	2,736,643	—	—	2,736,643
Multiline Retail	3,353,735	—	—	3,353,735
Pharmaceuticals	—	8,955,942	—	8,955,942
Professional Services	48,030,907	—	—	48,030,907
Software	85,032,980	—	—	85,032,980
Specialty Retail	1,471,775	—	—	1,471,775
Textiles, Apparel & Luxury Goods	4,170,600	—	—	4,170,600
Thrifts & Mortgage Finance	8,264,022	—	—	8,264,022
Trading Companies & Distributors	7,027,800	—	—	7,027,800
Master Limited Partnership	11,058,700	—	—	11,058,700
Warrant	—	—	57,294	57,294
Money Market Fund	21,335,223	—	—	21,335,223
Total Investments	$720,244,661	$8,955,942	$57,294	$729,257,897
There were no Level 3 investments at the beginning or end of the period.
LVIP Baron Growth Opportunities Fund–12

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	121,523	663,542
Service Class	728,165	1,883,208
Shares reinvested:
Standard Class	—	35,913
Service Class	—	450,098
	849,688	3,032,761
Shares redeemed:
Standard Class	(118,722)	(431,092)
Service Class	(1,122,245)	(2,022,655)
	(1,240,967)	(2,453,747)
Net increase (decrease)	(391,279)	579,014
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
No foreign currency exchange contracts were outstanding as of and for the period ending June 30, 2019.
6. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
LVIP Baron Growth Opportunities Fund–13

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 6. Market Risk (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Baron Growth Opportunities Fund–14

LVIP BlackRock Advantage Allocation Fund
(formerly LVIP BlackRock Scientific Allocation Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Advantage Allocation Fund
(formerly LVIP BlackRock Scientific Allocation Fund)

LVIP BlackRock Advantage Allocation Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Advantage Allocation Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,112.60	0.73%	$3.82
Service Class Shares	1,000.00	1,111.20	0.98%	5.13
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.73%	$3.66
Service Class Shares	1,000.00	1,019.90	0.98%	4.91

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Advantage Allocation Fund–1

LVIP BlackRock Advantage Allocation Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	46.65%
U.S. Markets	25.90%
Aerospace & Defense	0.24%
Auto Components	0.01%
Banks	2.26%
Beverages	0.02%
Biotechnology	0.66%
Building Products	0.09%
Capital Markets	0.77%
Chemicals	0.11%
Commercial Services & Supplies	0.02%
Communications Equipment	0.04%
Consumer Finance	0.42%
Containers & Packaging	0.25%
Diversified Consumer Services	0.07%
Diversified Financial Services	0.07%
Diversified Telecommunication Services	0.37%
Electric Utilities	0.23%
Electrical Equipment	0.19%
Electronic Equipment, Instruments & Components	0.14%
Entertainment	0.18%
Equity Real Estate Investment Trusts	1.39%
Food & Staples Retailing	0.02%
Food Products	0.29%
Gas Utilities	0.04%
Health Care Equipment & Supplies	1.04%
Health Care Providers & Services	0.67%
Health Care Technology	0.27%
Hotels, Restaurants & Leisure	0.93%
Household Products	0.04%
Insurance	1.19%
Interactive Media & Services	1.42%
Internet & Direct Marketing Retail	0.88%
IT Services	2.20%
Life Sciences Tools & Services	0.16%
Machinery	0.30%
Media	1.03%
Metals & Mining	0.02%
Multiline Retail	0.08%
Multi-Utilities	0.36%
Oil, Gas & Consumable Fuels	0.62%
Personal Products	0.24%
Pharmaceuticals	1.23%
Professional Services	0.25%
Road & Rail	0.30%
Semiconductors & Semiconductor Equipment	0.58%
Security Type/Sector	Percentage of Net Assets
Software	2.30%
Specialty Retail	0.17%
Technology Hardware, Storage & Peripherals	0.89%
Textiles, Apparel & Luxury Goods	0.55%
Thrifts & Mortgage Finance	0.02%
Tobacco	0.22%
Trading Companies & Distributors	0.03%
Transportation Infrastructure	0.02%
Wireless Telecommunication Services	0.01%
Developed Markets	15.61%
Aerospace & Defense	0.22%
Air Freight & Logistics	0.03%
Airlines	0.17%
Auto Components	0.15%
Automobiles	0.21%
Banks	0.68%
Beverages	0.75%
Biotechnology	0.11%
Building Products	0.07%
Capital Markets	0.22%
Chemicals	1.00%
Commercial Services & Supplies	0.07%
Construction & Engineering	0.27%
Construction Materials	0.04%
Consumer Finance	0.09%
Containers & Packaging	0.03%
Distributors	0.01%
Diversified Consumer Services	0.02%
Diversified Financial Services	0.01%
Diversified Telecommunication Services	0.82%
Electric Utilities	0.37%
Electrical Equipment	0.06%
Electronic Equipment, Instruments & Components	0.03%
Energy Equipment & Services	0.02%
Entertainment	0.01%
Equity Real Estate Investment Trusts	0.05%
Food & Staples Retailing	0.14%
Food Products	0.59%
Gas Utilities	0.02%
Health Care Equipment & Supplies	0.14%
Health Care Providers & Services	0.02%
Hotels, Restaurants & Leisure	0.34%
Household Durables	0.02%
Household Products	0.01%
Independent Power and Renewable Electricity Producers	0.02%
Industrial Conglomerates	0.09%
Insurance	0.81%

LVIP BlackRock Advantage Allocation Fund–2

LVIP BlackRock Advantage Allocation Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Interactive Media & Services	0.02%
Internet & Direct Marketing Retail	0.01%
IT Services	0.25%
Life Sciences Tools & Services	0.01%
Machinery	0.79%
Media	0.10%
Metals & Mining	0.61%
Multiline Retail	0.04%
Multi-Utilities	0.18%
Oil, Gas & Consumable Fuels	0.72%
Personal Products	0.83%
Pharmaceuticals	1.51%
Professional Services	0.50%
Real Estate Management & Development	0.09%
Road & Rail	0.15%
Semiconductors & Semiconductor Equipment	0.19%
Software	0.15%
Specialty Retail	0.01%
Technology Hardware, Storage & Peripherals	0.20%
Textiles, Apparel & Luxury Goods	0.74%
Tobacco	0.42%
Trading Companies & Distributors	0.11%
Wireless Telecommunication Services	0.27%
Emerging Markets	5.14%
Air Freight & Logistics	0.00%
Airlines	0.01%
Auto Components	0.01%
Automobiles	0.05%
Banks	0.27%
Beverages	0.06%
Biotechnology	0.02%
Capital Markets	0.04%
Chemicals	0.01%
Construction & Engineering	0.20%
Construction Materials	0.08%
Consumer Finance	0.01%
Diversified Financial Services	0.04%
Diversified Telecommunication Services	0.18%
Electric Utilities	0.10%
Electrical Equipment	0.02%
Electronic Equipment, Instruments & Components	0.09%
Food & Staples Retailing	0.03%
Food Products	0.16%
Health Care Equipment & Supplies	0.00%
Health Care Providers & Services	0.03%
Hotels, Restaurants & Leisure	0.00%
Household Durables	0.01%
Household Products	0.03%
Security Type/Sector	Percentage of Net Assets
Independent Power and Renewable Electricity Producers	0.06%
Industrial Conglomerates	0.04%
Insurance	0.07%
Interactive Media & Services	0.31%
Internet & Direct Marketing Retail	0.57%
IT Services	0.16%
Machinery	0.00%
Marine	0.07%
Media	0.01%
Metals & Mining	0.29%
Multiline Retail	0.02%
Oil, Gas & Consumable Fuels	0.78%
Paper & Forest Products	0.00%
Pharmaceuticals	0.05%
Professional Services	0.00%
Real Estate Management & Development	0.40%
Semiconductors & Semiconductor Equipment	0.23%
Specialty Retail	0.01%
Technology Hardware, Storage & Peripherals	0.12%
Textiles, Apparel & Luxury Goods	0.07%
Thrifts & Mortgage Finance	0.13%
Tobacco	0.01%
Transportation Infrastructure	0.04%
Water Utilities	0.02%
Wireless Telecommunication Services	0.23%
Preferred Stocks	0.43%
Rights	0.00%
Agency Collateralized Mortgage Obligations	2.75%
Agency Commercial Mortgage-Backed Securities	0.81%
Agency Mortgage-Backed Securities	17.53%
Agency Obligations	0.11%
Corporate Bonds	17.19%
Aerospace & Defense	0.44%
Agriculture	0.58%
Auto Manufacturers	0.94%
Banks	3.01%
Beverages	0.22%
Biotechnology	0.35%
Building Materials	0.13%
Commercial Services	0.50%
Computers	0.34%
Diversified Financial Services	0.34%
Electric	1.79%
Electronics	0.14%
Food	0.17%
Forest Products & Paper	0.09%

LVIP BlackRock Advantage Allocation Fund–3

LVIP BlackRock Advantage Allocation Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Gas	0.14%
Health Care Products	0.57%
Health Care Services	0.53%
Insurance	0.31%
Internet	0.38%
Investment Company Security	0.14%
Iron & Steel	0.05%
Machinery Diversified	0.07%
Media	1.02%
Mining	0.02%
Oil & Gas	0.23%
Pharmaceuticals	0.60%
Pipelines	0.77%
Real Estate Investment Trusts	1.21%
Retail	0.33%
Semiconductors	0.78%
Software	0.36%
Telecommunications	0.55%
Transportation	0.04%
Water	0.05%
Municipal Bonds	0.32%
Non-Agency Asset-Backed Securities	10.13%
Non-Agency Collateralized Mortgage Obligation	0.19%
Non-Agency Commercial Mortgage-Backed Securities	1.93%
Sovereign Bonds	0.54%
Money Market Fund	2.58%
Total Investments	101.16%
Liabilities Net of Receivables and Other Assets	(1.16%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	0.88%
Johnson & Johnson	0.72%
Microsoft	0.70%
Facebook Class A	0.66%
Visa Class A	0.66%
Apple	0.65%
Roche Holding	0.59%
JPMorgan Chase & Co.	0.56%
Wells Fargo & Co.	0.55%
Alibaba Group Holding ADR	0.53%
Total	6.50%

Geography	Percentage of Net Assets
Australia	1.47%
Austria	0.04%
Belgium	0.22%
Brazil	0.70%
Canada	1.72%
China	1.63%
Colombia	0.30%
Denmark	0.40%
Finland	0.35%
France	1.41%
Germany	1.41%
Hong Kong	0.96%
Hungary	0.10%
India	0.67%
Indonesia	0.15%
Ireland	0.31%
Israel	0.13%
Italy	0.60%
Japan	3.30%
Luxembourg	0.00%
Malaysia	0.08%
Mexico	0.19%
Netherlands	1.02%
New Zealand	0.02%
Norway	0.21%
Peru	0.03%
Philippines	0.16%
Poland	0.34%
Republic of Korea	0.16%
Russia	0.18%

LVIP BlackRock Advantage Allocation Fund–4

LVIP BlackRock Advantage Allocation Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Geography	Percentage of Net Assets
Saudi Arabia	0.00%
Singapore	0.05%
South Africa	0.23%
Spain	0.24%
Sweden	0.49%
Switzerland	1.93%
Taiwan	0.54%
Thailand	0.08%
Turkey	0.27%
United Kingdom	2.49%
United States	73.86%
Uruguay	0.14%
Total	98.58%

ADR–American Depositary Receipt
IT–Information Technology
LVIP BlackRock Advantage Allocation Fund–5

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–46.65%
U.S. MARKETS–25.90%
Aerospace & Defense–0.24%
Curtiss-Wright	76	$ 9,662
HEICO	63	8,430
L3Harris Technologies	496	93,808
Lockheed Martin	28	10,179
Raytheon	203	35,298
†Teledyne Technologies	50	13,694
		171,071
Auto Components–0.01%
Dana	514	10,249
		10,249
Banks–2.26%
Bank of America	95	2,755
Bank of Hawaii	137	11,359
BB&T	5,095	250,317
Citigroup	920	64,428
Citizens Financial Group	6,993	247,272
Cullen/Frost Bankers	121	11,333
Fifth Third Bancorp	531	14,815
First Horizon National	677	10,108
First Republic Bank	108	10,546
Huntington Bancshares	1,631	22,540
IBERIABANK	66	5,006
JPMorgan Chase & Co.	3,621	404,828
PacWest Bancorp	1,167	45,315
Pinnacle Financial Partners	185	10,634
Prosperity Bancshares	227	14,993
Regions Financial	1,276	19,063
Synovus Financial	162	5,670
Umpqua Holdings	759	12,592
Webster Financial	188	8,981
Wells Fargo & Co.	8,335	394,412
†Western Alliance Bancorp	273	12,209
Zions Bancorp	945	43,451
		1,622,627
Beverages–0.02%
PepsiCo	111	14,555
		14,555
Biotechnology–0.66%
AbbVie	1,083	78,756
†Alexion Pharmaceuticals	177	23,183
†Alkermes	170	3,832
†Alnylam Pharmaceuticals	92	6,676
Amgen	501	92,324
†Biogen	152	35,548
†BioMarin Pharmaceutical	192	16,445
†Celgene	582	53,800
†Exact Sciences	91	10,742
Gilead Sciences	1,006	67,965
†Incyte	190	16,142
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
†Regeneron Pharmaceuticals	60	$ 18,780
†Seattle Genetics	111	7,682
†United Therapeutics	49	3,825
†Vertex Pharmaceuticals	212	38,877
		474,577
Building Products–0.09%
Allegion	122	13,487
AO Smith	1,025	48,339
		61,826
Capital Markets–0.77%
Bank of New York Mellon	350	15,453
Charles Schwab	5,853	235,232
Evercore Class A	167	14,791
FactSet Research Systems	86	24,644
Moelis & Co. Class A	160	5,592
Morgan Stanley	4,900	214,669
S&P Global	146	33,257
TD Ameritrade Holding	199	9,934
		553,572
Chemicals–0.11%
Dow	1,235	60,898
LyondellBasell Industries Class A	206	17,743
WR Grace & Co.	47	3,577
		82,218
Commercial Services & Supplies–0.02%
Waste Connections	174	16,631
		16,631
Communications Equipment–0.04%
†Ciena	678	27,886
		27,886
Consumer Finance–0.42%
American Express	1,241	153,189
Discover Financial Services	1,929	149,671
		302,860
Containers & Packaging–0.25%
Smurfit Kappa Group	145	4,394
WestRock	4,754	173,378
		177,772
Diversified Consumer Services–0.07%
H&R Block	1,607	47,085
		47,085
LVIP BlackRock Advantage Allocation Fund–6

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Diversified Financial Services–0.07%
†Berkshire Hathaway Class B	234	$ 49,882
		49,882
Diversified Telecommunication Services–0.37%
Verizon Communications	4,656	265,997
		265,997
Electric Utilities–0.23%
IDACORP	231	23,199
OGE Energy	145	6,171
PNM Resources	271	13,797
Portland General Electric	584	31,635
PPL	2,948	91,418
		166,220
Electrical Equipment–0.19%
Hubbell	111	14,474
Rockwell Automation	754	123,528
		138,002
Electronic Equipment, Instruments & Components–0.14%
CDW	571	63,381
National Instruments	209	8,776
SYNNEX	123	12,103
†Zebra Technologies Class A	65	13,617
		97,877
Entertainment–0.18%
Cinemark Holdings	477	17,220
†Netflix	254	93,299
†Zynga Class A	2,953	18,102
		128,621
Equity Real Estate Investment Trusts–1.39%
Alexandria Real Estate Equities	176	24,832
Apartment Investment & Management Class A	266	13,332
Apple Hospitality REIT	2,059	32,656
Boston Properties	271	34,959
Brixmor Property Group	960	17,165
CoreSite Realty	124	14,281
CubeSmart	556	18,593
Equity LifeStyle Properties	107	12,983
Extra Space Storage	167	17,719
Highwoods Properties	249	10,284
Host Hotels & Resorts	2,315	42,179
Kilroy Realty	159	11,736
Lamar Advertising Class A	161	12,994
Outfront Media	456	11,760
Park Hotels & Resorts	2,525	69,589
Prologis	3,485	279,148
Rexford Industrial Realty	319	12,878
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
RLJ Lodging Trust	1,714	$ 30,406
Ryman Hospitality Properties	91	7,379
Simon Property Group	1,827	291,882
STAG Industrial	399	12,066
Sunstone Hotel Investors	627	8,596
Weingarten Realty Investors	371	10,173
		997,590
Food & Staples Retailing–0.02%
†Performance Food Group	290	11,609
		11,609
Food Products–0.29%
General Mills	1,814	95,271
JBS	14,058	77,100
†Pilgrim's Pride	1,479	37,552
		209,923
Gas Utilities–0.04%
Southwest Gas Holdings	44	3,943
UGI	452	24,142
		28,085
Health Care Equipment & Supplies–1.04%
Danaher	1,008	144,063
†DexCom	79	11,837
Hill-Rom Holdings	185	19,355
†IDEXX Laboratories	258	71,035
†Masimo	509	75,749
Medtronic	3,417	332,782
†Penumbra	107	17,120
Stryker	377	77,504
		749,445
Health Care Providers & Services–0.67%
AmerisourceBergen	1,025	87,392
Anthem	115	32,454
CVS Health	362	19,725
McKesson	21	2,822
Quest Diagnostics	381	38,790
UnitedHealth Group	1,226	299,156
		480,339
Health Care Technology–0.27%
†Veeva Systems Class A	1,214	196,802
		196,802
Hotels, Restaurants & Leisure–0.93%
Boyd Gaming	457	12,311
Carnival	1,285	59,817
Carnival (London Stock Exchange)	1,494	65,748
Darden Restaurants	1,777	216,314

LVIP BlackRock Advantage Allocation Fund–7

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
Extended Stay America	930	$ 15,708
Las Vegas Sands	354	20,918
McDonald's	898	186,479
†Planet Fitness Class A	390	28,252
Six Flags Entertainment	216	10,731
Yum Brands	447	49,469
		665,747
Household Products–0.04%
Colgate-Palmolive	155	11,109
Procter & Gamble	140	15,351
		26,460
Insurance–1.19%
Allstate	2,681	272,631
American Financial Group	76	7,788
CNA Financial	3,417	160,838
First American Financial	273	14,660
MetLife	1,701	84,489
Prudential Financial	1,823	184,123
Travelers	418	62,499
Unum Group	1,957	65,657
		852,685
Interactive Media & Services–1.42%
†Alphabet Class A	191	206,815
†Alphabet Class C	280	302,655
†Cargurus	369	13,325
†Facebook Class A	2,474	477,482
Match Group	40	2,691
†Pinterest Class A	220	5,988
†Yelp	351	11,997
		1,020,953
Internet & Direct Marketing Retail–0.88%
†Amazon.com	333	630,579
		630,579
IT Services–2.20%
Amdocs	224	13,908
Automatic Data Processing	546	90,270
†Black Knight	282	16,962
Booz Allen Hamilton Holding	1,771	117,258
Fidelity National Information Services	2,429	297,990
†Fiserv	268	24,431
Genpact	437	16,645
†GoDaddy Class A	3,575	250,786
International Business Machines	105	14,480
Paychex	1,020	83,936
†Square Class A	725	52,584
†VeriSign	609	127,379
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
Visa Class A	2,720	$ 472,056
		1,578,685
Life Sciences Tools & Services–0.16%
†Bio-Rad Laboratories Class A	145	45,326
†ICON	153	23,557
†Mettler-Toledo International	21	17,640
Thermo Fisher Scientific	87	25,550
		112,073
Machinery–0.30%
Crane	156	13,017
PACCAR	381	27,302
Snap-on	1,058	175,247
		215,566
Media–1.03%
†AMC Networks Class A	254	13,840
Comcast Class A	6,592	278,710
Interpublic Group	10,473	236,585
New York Times Class A	307	10,014
Omnicom Group	768	62,938
Sinclair Broadcast Group Class A	222	11,906
Sirius XM Holdings	22,351	124,719
		738,712
Metals & Mining–0.02%
Reliance Steel & Aluminum	133	12,584
		12,584
Multiline Retail–0.08%
Kohl's	678	32,239
Nordstrom	725	23,098
		55,337
Multi-Utilities–0.36%
Avista	293	13,068
Black Hills	147	11,491
CenterPoint Energy	4,568	130,782
CMS Energy	429	24,843
Dominion Energy	319	24,665
MDU Resources Group	2,218	57,225
		262,074
Oil, Gas & Consumable Fuels–0.62%
Cabot Oil & Gas	378	8,679
Chevron	1,626	202,339
ConocoPhillips	3,343	203,923
Exxon Mobil	417	31,955
		446,896

LVIP BlackRock Advantage Allocation Fund–8

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Personal Products–0.24%
Estee Lauder Class A	512	$ 93,753
†Herbalife Nutrition	1,657	70,853
Nu Skin Enterprises Class A	160	7,891
		172,497
Pharmaceuticals–1.23%
Bristol-Myers Squibb	1,075	48,751
Johnson & Johnson	3,705	516,033
Merck & Co.	3,807	319,217
		884,001
Professional Services–0.25%
†CoStar Group	190	105,271
Insperity	427	52,154
Robert Half International	159	9,064
†TriNet Group	157	10,645
		177,134
Road & Rail–0.30%
Landstar System	314	33,909
†Lyft Class A	38	2,497
Ryder System	474	27,634
†Uber Technologies	3,250	150,735
		214,775
Semiconductors & Semiconductor Equipment–0.58%
Applied Materials	753	33,817
Broadcom	640	184,231
Cabot Microelectronics	101	11,118
†Cirrus Logic	279	12,192
QUALCOMM	286	21,756
Texas Instruments	758	86,988
Xilinx	560	66,035
		416,137
Software–2.30%
†Adobe Systems	131	38,599
†Atlassian Class A	139	18,187
†CommVault Systems	257	12,752
†Cornerstone OnDemand	219	12,687
†HubSpot	117	19,951
Intuit	736	192,339
LogMeIn	259	19,083
Microsoft	3,758	503,422
†New Relic	153	13,236
†Palo Alto Networks	146	29,749
†Paycom Software	129	29,247
†Paylocity Holding	116	10,883
†Proofpoint	201	24,170
†Red Hat	129	24,221
†RingCentral Class A	299	34,361
†salesforce.com	2,313	350,951
†ServiceNow	543	149,092
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
†Tableau Software Class A	55	$ 9,131
VMware Class A	140	23,409
†Workday Class A	450	92,511
†Zendesk	496	44,159
		1,652,140
Specialty Retail–0.17%
Advance Auto Parts	78	12,023
American Eagle Outfitters	164	2,772
†AutoZone	32	35,183
†O'Reilly Automotive	26	9,602
Penske Automotive Group	189	8,940
TJX	990	52,351
		120,871
Technology Hardware, Storage & Peripherals–0.89%
Apple	2,368	468,675
†Dell Technologies Class C	1,720	87,376
HP	3,841	79,854
†Pure Storage Class A	413	6,307
		642,212
Textiles, Apparel & Luxury Goods–0.55%
Columbia Sportswear	112	11,218
†Lululemon Athletica	104	18,742
NIKE Class B	3,679	308,852
VF	680	59,398
		398,210
Thrifts & Mortgage Finance–0.02%
†Essent Group	266	12,499
		12,499
Tobacco–0.22%
Philip Morris International	2,006	157,531
		157,531
Trading Companies & Distributors–0.03%
GATX	151	11,973
Watsco	82	13,409
		25,382
Transportation Infrastructure–0.02%
Macquarie Infrastructure	275	11,149
		11,149
Wireless Telecommunication Services–0.01%
Telephone & Data Systems	325	9,880
		9,880
Total U.S. Markets (Cost $16,396,455)		18,596,090

LVIP BlackRock Advantage Allocation Fund–9

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS–15.61%
Aerospace & Defense–0.22%
MTU Aero Engines	236	$ 56,288
QinetiQ Group	17,916	63,662
Thales	301	37,180
		157,130
Air Freight & Logistics–0.03%
Deutsche Post	672	22,107
		22,107
Airlines–0.17%
Qantas Airways	31,848	120,859
		120,859
Auto Components–0.15%
Cie Generale des Etablissements Michelin	725	91,670
Cie Plastic Omnium	644	16,748
		108,418
Automobiles–0.21%
Ferrari	926	150,141
		150,141
Banks–0.68%
†Bank Hapoalim	2,543	18,885
Bank of Nova Scotia	3,074	165,114
BOC Hong Kong Holdings	6,500	25,591
Chiba Bank	1,000	4,897
DNB	2,095	39,037
First International Bank Of Israel	562	14,198
Gunma Bank	1,200	4,210
Hokuhoku Financial Group	300	3,126
Mediobanca Banca di Credito Finanziario	2,308	23,800
Mitsubishi UFJ Financial Group	6,600	31,436
Oversea-Chinese Banking	1,000	8,435
Resona Holdings	21,000	87,603
Skandinaviska Enskilda Banken Class A	1,177	10,898
Sumitomo Mitsui Trust Holdings	400	14,533
Toronto-Dominion Bank	632	36,929
		488,692
Beverages–0.75%
Carlsberg Class B	1,577	209,263
Diageo	4,767	205,173
Fevertree Drinks	300	8,831
Kirin Holdings	300	6,478
Pernod Ricard	524	96,508
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Beverages (continued)
Royal Unibrew	171	$ 12,501
		538,754
Biotechnology–0.11%
CSL	388	58,753
†Genmab	49	9,010
Grifols	280	8,286
		76,049
Building Products–0.07%
Cie de Saint-Gobain	1,034	40,377
Kingspan Group	130	7,060
		47,437
Capital Markets–0.22%
Deutsche Boerse	488	68,891
Euronext	222	16,796
IG Group Holdings	1,454	10,779
Jupiter Fund Management	770	4,133
Macquarie Group	419	36,958
Magellan Financial Group	347	12,458
Man Group	3,850	7,612
Reinet Investments	88	1,420
		159,047
Chemicals–1.00%
Arkema	76	7,065
DIC	100	2,648
Koninklijke DSM	1,534	189,272
Lintec	200	4,175
Mitsubishi Chemical Holdings	19,500	136,525
Nippon Shokubai	100	6,629
Shin-Etsu Chemical	300	28,069
Sika	1,524	260,364
Sumitomo Chemical	12,000	55,876
Tosoh	500	7,053
Ube Industries	400	8,322
Zeon	1,000	11,157
		717,155
Commercial Services & Supplies–0.07%
Edenred	221	11,263
Rentokil Initial	4,078	20,589
Toppan Printing	1,000	15,206
		47,058
Construction & Engineering–0.27%
CIMIC Group	664	20,879
HOCHTIEF	1,268	154,416
Maeda	1,000	8,031
Penta-Ocean Construction	1,100	5,406

LVIP BlackRock Advantage Allocation Fund–10

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Construction & Engineering (continued)
WSP Global	62	$ 3,413
		192,145
Construction Materials–0.04%
CSR	2,703	7,435
HeidelbergCement	183	14,810
Wienerberger	344	8,488
		30,733
Consumer Finance–0.09%
Hitachi Capital	2,900	64,616
		64,616
Containers & Packaging–0.03%
Amcor	1,840	20,936
		20,936
Distributors–0.01%
Inchcape	1,014	7,946
		7,946
Diversified Consumer Services–0.02%
IDP Education	985	12,248
		12,248
Diversified Financial Services–0.01%
Tokyo Century	100	4,232
		4,232
Diversified Telecommunication Services–0.82%
BCE	6,152	279,895
Deutsche Telekom	784	13,583
Nippon Telegraph & Telephone	2,700	125,792
†Sunrise Communications Group	115	8,589
Telefonica	5,020	41,281
Telefonica Deutschland Holding	7,182	20,065
Telenor	4,659	98,986
		588,191
Electric Utilities–0.37%
Acciona	92	9,874
Chubu Electric Power	3,600	50,570
Emera	695	28,399
Endesa	2,022	52,007
Fortis	987	38,973
Red Electrica	433	9,019
Terna Rete Elettrica Nazionale	10,055	64,067
Verbund	198	10,372
		263,281
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Electrical Equipment–0.06%
Schneider Electric	435	$ 39,360
		39,360
Electronic Equipment, Instruments & Components–0.03%
Electrocomponents	1,124	9,030
Japan Aviation Electronics Industry	1,000	14,737
		23,767
Energy Equipment & Services–0.02%
Petrofac	1,285	7,029
Subsea 7	630	7,618
		14,647
Entertainment–0.01%
CTS Eventim & Co.	224	10,415
		10,415
Equity Real Estate Investment Trusts–0.05%
Goodman Group	1,606	16,975
Merlin Properties SOCIMI	896	12,420
Stockland	1,818	5,330
		34,725
Food & Staples Retailing–0.14%
Alimentation Couche-Tard Class B	378	23,787
Kesko Class B	238	13,239
Sundrug	300	8,136
Welcia Holdings	100	4,080
Woolworths Group	2,291	53,498
		102,740
Food Products–0.59%
†a2 Milk	451	4,458
†a2 Milk	1,043	10,184
Nestle	2,715	281,063
NH Foods	500	21,437
Suedzucker	521	8,829
Tate & Lyle	1,096	10,275
Uni-President Enterprises	32,000	85,238
		421,484
Gas Utilities–0.02%
Rubis SCA	185	10,416
†Towngas China	2,000	1,441
		11,857
Health Care Equipment & Supplies–0.14%
Ansell	1,346	25,415
Cochlear	427	62,170
GN Store Nord	229	10,705

LVIP BlackRock Advantage Allocation Fund–11

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Health Care Equipment & Supplies (continued)
Sonova Holding	14	$ 3,186
		101,476
Health Care Providers & Services–0.02%
Miraca Holdings	500	11,393
		11,393
Hotels, Restaurants & Leisure–0.34%
Aristocrat Leisure	7,534	162,856
Compass Group	1,909	45,762
Crown Resorts	1,172	10,244
Melia Hotels International	465	4,445
Playtech	946	5,130
Restaurant Brands International	171	11,892
William Hill	2,278	4,471
		244,800
Household Durables–0.02%
Fujitsu General	500	7,962
Sumitomo Forestry	400	4,808
		12,770
Household Products–0.01%
Lion	500	9,328
		9,328
Independent Power and Renewable Electricity Producers–0.02%
Northland Power	685	13,338
		13,338
Industrial Conglomerates–0.09%
Siemens	541	64,409
		64,409
Insurance–0.81%
Allianz	1,001	241,417
AXA	1,478	38,815
Direct Line Insurance Group	1,485	6,260
Helvetia Holding	85	10,670
Japan Post Insurance	900	16,697
Legal & General Group	3,499	11,988
Manulife Financial	4,355	79,149
Power Financial	1,547	35,581
QBE Insurance Group	1,526	12,695
Storebrand	1,884	13,866
Sun Life Financial	1,309	54,207
Talanx	795	34,451
Topdanmark	251	14,166
Unipol Gruppo	1,553	7,567
Vienna Insurance Group	181	4,641
		582,170
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Interactive Media & Services–0.02%
Rightmove	1,930	$ 13,130
		13,130
Internet & Direct Marketing Retail–0.01%
Moneysupermarket.com Group	1,236	6,475
		6,475
IT Services–0.25%
†Adyen	92	70,968
Capgemini	169	21,012
†CGI	470	36,134
Itochu Techno-Solutions	400	10,283
Obic	300	34,094
†Wix.com	68	9,663
		182,154
Life Sciences Tools & Services–0.01%
Sartorius Stedim Biotech	51	8,042
		8,042
Machinery–0.79%
Cargotec	223	8,473
Glory	100	2,647
Kone Class B	3,374	199,246
OC Oerlikon	512	6,257
Spirax-Sarco Engineering	176	20,546
Valmet	1,326	33,080
Volvo Class B	18,871	299,854
		570,103
Media–0.10%
Fuji Media Holdings	500	6,984
Lagardere SCA	366	9,535
Mediaset Espana Comunicacion	5,470	39,816
Nippon Television Holdings	400	5,935
Quebecor Class B	470	11,194
		73,464
Metals & Mining–0.61%
Anglo American (London Stock Exchange)	4,046	115,588
BHP Group	7,259	211,009
Centamin	3,479	5,061
Dowa Holdings	500	16,072
Evolution Mining	4,480	13,730
Kirkland Lake Gold	287	12,365
†MMG	8,000	2,799
Northern Star Resources	1,455	11,937
OZ Minerals	1,087	7,694
Regis Resources	2,046	7,597

LVIP BlackRock Advantage Allocation Fund–12

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Metals & Mining (continued)
Rio Tinto (Australian Securities Exchange)	417	$ 30,535
Salzgitter	236	6,763
		441,150
Multiline Retail–0.04%
Wesfarmers	1,181	30,021
		30,021
Multi-Utilities–0.18%
A2A	6,933	12,035
E.ON	1,092	11,848
Hera	3,890	14,880
National Grid	8,605	91,513
		130,276
Oil, Gas & Consumable Fuels–0.72%
Beach Energy	3,414	4,802
BP	11,414	79,519
Enbridge	2,107	76,103
Enerplus	1,146	8,620
Eni	560	9,311
Gaztransport Et Technigaz	81	8,125
Japan Petroleum Exploration	200	4,651
JXTG Holdings	31,500	156,993
Pembina Pipeline	333	12,397
Repsol	638	10,012
Royal Dutch Shell Class A	1,644	53,656
Royal Dutch Shell Class B	913	29,916
Suncor Energy	403	12,571
Woodside Petroleum	1,874	48,065
		514,741
Personal Products–0.83%
Kao	400	30,522
L'Oreal	1,169	332,380
Unilever	563	34,948
Unilever CVA	3,315	201,413
		599,263
Pharmaceuticals–1.51%
Astellas Pharma	15,800	225,162
GlaxoSmithKline	5,296	106,157
Kaken Pharmaceutical	300	14,071
Novartis	2,234	203,946
Roche Holding	1,504	422,906
Takeda Pharmaceutical	400	14,229
UCB	1,180	97,928
		1,084,399
Professional Services–0.50%
ALS	2,152	11,117
Intertek Group	1,912	133,668
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Professional Services (continued)
Wolters Kluwer	2,985	$ 217,163
		361,948
Real Estate Management & Development–0.09%
Daito Trust Construction	300	38,259
LEG Immobilien	97	10,940
TAG Immobilien	516	11,919
		61,118
Road & Rail–0.15%
ComfortDelGro	12,800	25,173
DSV	175	17,232
East Japan Railway	600	56,186
TFI International	291	8,806
		107,397
Semiconductors & Semiconductor Equipment–0.19%
Advantest	1,100	30,284
ASM International	159	10,320
ASML Holding	44	9,156
BE Semiconductor Industries	355	9,109
†Dialog Semiconductor	414	16,659
Tokyo Electron	400	56,222
Ulvac	200	6,373
		138,123
Software–0.15%
Altium	856	20,663
†Check Point Software Technologies	432	49,944
SAP	122	16,725
SimCorp	109	10,552
Software	216	7,423
		105,307
Specialty Retail–0.01%
Dixons Carphone	4,400	6,116
WH Smith	143	3,582
		9,698
Technology Hardware, Storage & Peripherals–0.20%
Logitech International	3,598	143,815
		143,815
Textiles, Apparel & Luxury Goods–0.74%
adidas	425	131,482
Christian Dior SE	30	15,732
Kering	216	127,488
LVMH Moet Hennessy Louis Vuitton	204	86,726
Moncler	3,433	147,143
Puma	360	24,009
		532,580

LVIP BlackRock Advantage Allocation Fund–13

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Tobacco–0.42%
Imperial Brands	2,843	$ 66,711
Japan Tobacco	9,000	198,393
Swedish Match	898	37,966
		303,070
Trading Companies & Distributors–0.11%
ITOCHU	700	13,410
Mitsui & Co.	4,000	65,291
		78,701
Wireless Telecommunication Services–0.27%
KDDI	1,000	25,447
NTT DOCOMO	6,100	142,325
Vodafone Group	16,589	27,190
		194,962
Total Developed Markets (Cost $10,405,821)		11,205,791
×EMERGING MARKETS–5.14%
Air Freight & Logistics–0.00%
Sinotrans Class H	4,000	1,455
		1,455
Airlines–0.01%
†China Eastern Airlines Class H	12,000	7,050
		7,050
Auto Components–0.01%
Apollo Tyres	2,002	5,818
		5,818
Automobiles–0.05%
BAIC Motor Class H	5,500	3,451
Dongfeng Motor Group Class H	8,000	6,560
Geely Automobile Holdings	6,000	10,288
†Tata Motors	5,807	13,634
		33,933
Banks–0.27%
Agricultural Bank of China Class H	19,000	7,952
Banco del Bajio	700	1,402
Banco do Brasil	1,665	23,319
Bank of China Class H	49,000	20,676
China Construction Bank Class H	29,000	24,998
CTBC Financial Holding	10,000	6,876
Dah Sing Banking Group	2,000	3,610
HDFC Bank	561	19,871
Industrial & Commercial Bank of China Class H	39,000	28,467
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Kotak Mahindra Bank	546	$ 11,684
OTP Bank	793	31,578
Riyad Bank	25	179
†Turkiye Is Bankasi Class C	15,685	16,358
		196,970
Beverages–0.06%
Ambev	9,100	42,373
Fraser & Neave Holdings	300	2,508
		44,881
Biotechnology–0.02%
†Celltrion	91	16,219
		16,219
Capital Markets–0.04%
China Cinda Asset Management Class H	31,000	7,144
China International Capital Class H	2,800	5,652
Edelweiss Financial Services	550	1,352
Guotai Junan Securities Class H	6,200	11,043
Yuanta Financial Holding	6,000	3,607
		28,798
Chemicals–0.01%
Pidilite Industries	309	5,436
		5,436
Construction & Engineering–0.20%
China Communications Construction Class H	78,000	69,716
China Railway Construction Class H	52,000	63,708
Metallurgical Corp. of China Class H	23,000	6,151
Sinopec Engineering Group Class H	3,000	2,543
		142,118
Construction Materials–0.08%
Anhui Conch Cement Class H	7,000	43,801
BBMG Class H	10,000	3,211
Cemex	16,770	7,086
China Resources Cement Holdings	4,000	3,873
		57,971
Consumer Finance–0.01%
Ujjivan Financial Services	1,039	4,464
		4,464

LVIP BlackRock Advantage Allocation Fund–14

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Diversified Financial Services–0.04%
Haci Omer Sabanci Holding	18,863	$ 27,957
		27,957
Diversified Telecommunication Services–0.18%
Telekomunikasi Indonesia Persero	333,700	97,803
True NVDR	65,500	12,503
†Turk Telekomunikasyon	18,110	15,554
		125,860
Electric Utilities–0.10%
†PGE Polska Grupa Energetyczna	23,042	59,261
Power Grid Corp. of India	3,168	9,497
		68,758
Electrical Equipment–0.02%
Bharat Heavy Electricals	8,943	9,478
Xinjiang Goldwind Science & Technology Class H	3,400	3,718
		13,196
Electronic Equipment, Instruments & Components–0.09%
AU Optronics	38,000	11,384
China Railway Signal & Communication Class H	5,000	3,633
Innolux	203,000	47,999
Kingboard Laminates Holdings	2,000	1,835
		64,851
Food & Staples Retailing–0.03%
†Avenue Supermarts	397	8,034
Clicks Group	150	2,186
Magnit PJSC GDR	276	4,023
Wal-Mart de Mexico	2,700	7,370
		21,613
Food Products–0.16%
Gruma Class B	435	4,092
QL Resources	900	1,490
Uni-President China Holdings	3,000	3,341
Universal Robina	30,300	98,183
†Yihai International Holding	1,000	5,188
		112,294
Health Care Equipment & Supplies–0.00%
Top Glove	1,600	1,902
		1,902
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Health Care Providers & Services–0.03%
Netcare	18,643	$ 23,780
		23,780
Hotels, Restaurants & Leisure–0.00%
†Alsea	600	1,185
		1,185
Household Durables–0.01%
LG Electronics	98	6,743
		6,743
Household Products–0.03%
Hindustan Unilever	719	18,626
Unilever Indonesia	1,100	3,506
		22,132
Independent Power and Renewable Electricity Producers–0.06%
Datang International Power Generation Class H	16,000	4,016
Gulf Energy Development	1,300	5,214
Huadian Power International Class H	6,000	2,377
Huaneng Power International Class H	58,000	34,156
		45,763
Industrial Conglomerates–0.04%
KOC Holding	5,049	15,237
Turkiye Sise ve Cam Fabrikalari	12,306	11,022
		26,259
Insurance–0.07%
AIA Group	2,800	30,237
China Reinsurance Group Class H	26,000	4,628
HDFC Standard Life Insurance	1,215	8,169
IRB Brasil Resseguros	200	5,184
		48,218
Interactive Media & Services–0.31%
†Just Dial	1,074	11,839
†Sohu.com ADR	185	2,590
Tencent Holdings	4,600	208,101
		222,530
Internet & Direct Marketing Retail–0.57%
†Alibaba Group Holding ADR	2,236	378,890
Naspers Class N	128	30,983
		409,873

LVIP BlackRock Advantage Allocation Fund–15

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
IT Services–0.16%
HCL Technologies	1,235	$ 19,052
Infosys	2,350	25,080
Tata Consultancy Services	1,462	47,178
Tech Mahindra	1,068	10,936
Wipro	3,304	13,450
		115,696
Machinery–0.00%
Sinotruk Hong Kong	1,000	1,733
		1,733
Marine–0.07%
†COSCO SHIPPING Holdings Class H	10,000	3,900
MISC	27,800	48,119
		52,019
Media–0.01%
Megacable Holdings	500	2,131
†MultiChoice Group	128	1,217
		3,348
Metals & Mining–0.29%
Angang Steel Class H	7,800	3,559
China Oriental Group	4,000	2,341
China Zhongwang Holdings	3,600	1,815
Eregli Demir ve Celik Fabrikalari	45,630	61,975
Kardemir Karabuk Demir Celik Sanayi ve Ticaret Class D	38,478	14,951
†KGHM Polska Miedz	3,811	105,809
Maanshan Iron & Steel Class H	6,000	2,386
MMC Norilsk Nickel PJSC	59	13,353
		206,189
Multiline Retail–0.02%
Magazine Luiza	200	10,872
		10,872
Oil, Gas & Consumable Fuels–0.78%
Banpu NVDR	8,100	3,966
Bharat Petroleum	7,609	43,117
Bukit Asam	6,600	1,384
China Coal Energy Class H	13,000	5,414
China Petroleum & Chemical Class H	28,000	19,074
China Shenhua Energy Class H	16,000	33,513
CNOOC	26,000	44,350
Gazprom PJSC	8,320	30,688
Hindustan Petroleum	5,961	24,944
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Indian Oil	7,740	$ 17,441
LUKOIL PJSC	297	24,923
MOL Hungarian Oil & Gas	3,648	40,497
Novatek PJSC GDR	97	20,564
Oil & Natural Gas	15,571	37,842
Polski Koncern Naftowy ORLEN	2,781	67,070
Polskie Gornictwo Naftowe i Gazownictwo	9,982	14,207
PTT Exploration & Production NVDR	6,600	29,140
SK Innovation	216	29,773
S-Oil	183	13,291
Surgutneftegas PJSC	7,572	3,155
Tatneft PJSC	1,504	18,446
Tupras Turkiye Petrol Rafinerileri	1,403	27,829
United Tractors	5,200	10,375
		561,003
Paper & Forest Products–0.00%
Indah Kiat Pulp & Paper	3,400	2,260
		2,260
Pharmaceuticals–0.05%
China Traditional Chinese Medicine Holdings	4,000	1,946
Dr Reddy's Laboratories	131	4,853
Guangzhou Baiyunshan Pharmaceutical Holdings Class H	2,000	9,027
Sino Biopharmaceutical	19,500	19,950
SSY Group	2,000	1,808
		37,584
Professional Services–0.00%
†51job ADR	39	2,944
		2,944
Real Estate Management & Development–0.40%
Future Land Development Holdings	4,000	5,266
Greentown China Holdings	4,000	2,849
Guangzhou R&F Properties Class H	23,600	45,418
Henderson Land Development	1,331	7,338
Hysan Development	4,000	20,669
†Kaisa Group Holdings	4,000	1,976
Kerry Properties	7,500	31,504
†KWG Group Holdings	12,000	12,192
Logan Property Holdings	4,000	6,468
Shenzhen Investment	8,000	2,953

LVIP BlackRock Advantage Allocation Fund–16

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Real Estate Management & Development (continued)
Sino-Ocean Group Holding	4,000	$ 1,701
Sun Hung Kai Properties	7,500	127,238
Swire Properties	2,600	10,511
Wheelock & Co.	1,000	7,181
Yuexiu Property	8,000	1,813
Yuzhou Properties	3,000	1,409
		286,486
Semiconductors & Semiconductor Equipment–0.23%
Hua Hong Semiconductor	1,000	1,939
MediaTek	2,000	20,258
Taiwan Semiconductor Manufacturing	19,000	145,319
		167,516
Specialty Retail–0.01%
Petrobras Distribuidora	800	5,206
Zhongsheng Group Holdings	1,500	4,183
		9,389
Technology Hardware, Storage & Peripherals–0.12%
Inventec	43,000	34,184
Legend Holdings Class H	1,400	3,304
Samsung Electronics	1,249	50,860
		88,348
Textiles, Apparel & Luxury Goods–0.07%
ANTA Sports Products	2,000	13,794
Feng TAY Enterprise	2,000	15,623
Fila Korea	38	2,524
Formosa Taffeta	11,000	13,860
Li Ning	1,500	3,547
Page Industries	7	2,085
		51,433
Thrifts & Mortgage Finance–0.13%
Housing Development Finance	2,924	92,846
		92,846
Tobacco–0.01%
British American Tobacco Malaysia	800	5,569
		5,569
Transportation Infrastructure–0.04%
Grupo Aeroportuario del Centro Norte	300	1,833
Shenzhen International Holdings	1,500	2,980
Zhejiang Expressway Class H	22,000	23,188
		28,001
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Water Utilities–0.02%
Guangdong Investment	6,000	$ 11,863
		11,863
Wireless Telecommunication Services–0.23%
America Movil	32,363	23,589
China Mobile	13,500	122,899
Mobile TeleSystems PJSC ADR	548	5,102
PLDT	560	14,049
		165,639
Total Emerging Markets (Cost $3,694,812)		3,688,765
Total Common Stock (Cost $30,497,088)		33,490,646
PREFERRED STOCKS–0.43%
Banco Bradesco 2.69%	7,620	75,070
Bayerische Motoren Werke 6.05%	97	6,010
Braskem 3.94%	805	7,373
Cia Brasileira de Distribuicao 1.83%	1,632	40,163
Cia Energetica de Sao Paulo 0.14%	7,426	52,428
Itau Unibanco Holding 4.33%	13,097	123,502
Surgutneftegas PJSC 3.52%	6,712	4,525
Total Preferred Stocks (Cost $281,054)		309,071
RIGHTS–0.00%
=Legend Holdings	107	0
Total Rights (Cost $0)		0

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.75%
•Fannie Mae Connecticut Avenue Securities
Series 2014-C01 M2 6.80% (LIBOR01M + 4.40%) 1/25/24	100,000	109,222
Series 2014-C02 2M2 5.00% (LIBOR01M + 2.60%) 5/25/24	114,805	117,657
Series 2014-C03 2M2 5.30% (LIBOR01M + 2.90%) 7/25/24	83,249	86,787
Series 2014-C04 1M2 7.30% (LIBOR01M + 4.90%) 11/25/24	44,202	48,748
Series 2017-C01 1M2A 5.95% (LIBOR01M + 3.55%) 7/25/29	120,000	123,265

LVIP BlackRock Advantage Allocation Fund–17

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Fannie Mae Connecticut Avenue Securities (continued)
Series 2017-C02 2M1 3.55% (LIBOR01M + 1.15%) 9/25/29	90,075	$ 90,339
Series 2017-C04 2M1 3.25% (LIBOR01M + 0.85%) 11/25/29	108,487	108,550
Series 2017-C05 1M1 2.95% (LIBOR01M + 0.55%) 1/25/30	58,076	58,049
Series 2017-C06 1M1 3.15% (LIBOR01M + 0.75%) 2/25/30	40,662	40,674
Series 2017-C06 2M1 3.15% (LIBOR01M + 0.75%) 2/25/30	25,436	25,436
Series 2017-C07 2M1 3.05% (LIBOR01M + 0.65%) 5/25/30	125,619	125,640
Series 2018-C03 1M1 3.08% (LIBOR01M + 0.68%) 10/25/30	72,099	72,119
Series 2018-C06 1M1 2.95% (LIBOR01M + 0.55%) 3/25/31	44,463	44,451
Series 2018-C06 2M1 2.95% (LIBOR01M + 0.55%) 3/25/31	37,646	37,636
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 5.25% (LIBOR01M + 2.85%) 4/25/28	103,510	105,325
Series 2017-DNA1 M1 3.60% (LIBOR01M + 1.20%) 7/25/29	146,677	147,250
Series 2017-DNA3 M1 3.15% (LIBOR01M + 0.75%) 3/25/30	211,390	211,580
Series 2017-HQA2 M1 3.20% (LIBOR01M + 0.80%) 12/25/29	133,670	133,704
Series 2017-HQA3 M1 2.95% (LIBOR01M + 0.55%) 4/25/30	94,798	94,748
•STACR Trust
Series 2018-DNA3 M1 3.15% (LIBOR01M + 0.75%) 9/25/48	113,642	113,741
Series 2018-HRP2 M2 3.65% (LIBOR01M + 1.25%) 2/25/47	80,000	80,343
Total Agency Collateralized Mortgage Obligations (Cost $1,991,950)		1,975,264
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.81%
•Fannie Mae-Aces Series 2017-M4 A2 2.67% 12/25/26	125,000	$ 126,055
♦Freddie Mac Multifamily Structured Pass Through Certificates
Series K056 A2 2.53% 5/25/26	140,000	141,933
Series K057 A2 2.57% 7/25/26	100,000	101,592
Series K062 A2 3.41% 12/25/26	200,000	213,709
Total Agency Commercial Mortgage-Backed Securities (Cost $564,191)		583,289
AGENCY MORTGAGE-BACKED SECURITIES–17.53%
Fannie Mae
3.50% 11/1/51	294,602	305,279
4.00% 2/1/47	54,026	56,628
4.00% 1/1/57	24,566	25,815
4.00% 2/1/57	24,371	25,610
•Fannie Mae Connecticut Avenue Securities 3.15% (LIBOR01M + 0.75%) 6/25/39	180,000	180,128
Fannie Mae S.F. 15 yr
4.00% 5/1/33	73,406	76,741
4.00% 6/1/33	32,378	33,845
Fannie Mae S.F. 30 yr
3.00% 7/1/47	22,621	22,915
3.50% 2/1/45	36,074	37,447
3.50% 3/1/46	29,477	30,599
3.50% 10/1/46	196,077	202,063
3.50% 12/1/46	165,256	171,769
3.50% 1/1/47	149,281	154,909
3.50% 11/1/47	22,348	23,456
3.50% 1/1/48	88,379	91,887
3.50% 2/1/48	904,662	931,836
3.50% 6/1/49	50,000	51,971
4.00% 1/1/45	45,058	47,495
4.00% 3/1/45	24,255	25,395
4.00% 6/1/46	116,884	124,482
4.00% 2/1/47	24,497	25,599
4.00% 8/1/47	244,956	255,488
4.00% 9/1/47	810,269	845,581
4.00% 10/1/47	95,123	101,261
4.00% 6/1/48	48,327	50,181
4.00% 10/1/48	807,080	833,970
4.00% 12/1/48	47,137	48,749
4.00% 2/1/49	63,036	65,449
4.50% 8/1/41	28,874	31,301
4.50% 2/1/48	1,505,887	1,604,320
4.50% 6/1/48	23,091	24,819
5.00% 2/1/35	3,905	4,249
5.00% 10/1/35	3,199	3,497
5.00% 11/1/35	3,977	4,349

LVIP BlackRock Advantage Allocation Fund–18

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 4/1/48	264,176	$ 279,922
5.50% 8/1/37	3,533	3,924
5.50% 9/1/41	42,672	47,338
5.50% 1/1/47	113,137	125,550
6.00% 12/1/36	903	1,023
6.00% 2/1/37	2,597	2,944
6.00% 8/1/37	2,821	3,191
6.00% 9/1/37	907	1,029
6.00% 5/1/38	9,143	10,369
6.00% 9/1/38	2,515	2,852
6.00% 11/1/38	2,044	2,318
6.00% 9/1/39	7,527	8,537
6.00% 3/1/40	3,387	3,841
6.00% 7/1/40	12,043	13,648
6.00% 5/1/41	4,363	4,948
6.00% 7/1/41	22,958	26,029
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/49	148,000	149,263
3.50% 7/15/49	49,000	50,097
4.00% 7/1/49	512,000	529,170
4.50% 7/15/49	8,000	8,360
5.00% 7/15/49	7,000	7,399
5.50% 7/1/49	23,000	24,532
Freddie Mac S.F. 30 yr
3.00% 5/1/49	100,836	101,816
3.00% 6/1/49	25,868	26,119
3.50% 10/1/42	92,749	96,354
3.50% 7/1/47	27,361	28,186
3.50% 9/1/47	38,958	40,471
3.50% 2/1/48	83,079	85,545
3.50% 3/1/48	49,048	50,521
3.50% 5/1/48	49,165	50,495
4.00% 10/1/46	23,470	24,555
4.00% 10/1/47	8,388	8,740
4.00% 1/1/48	67,379	70,342
4.00% 2/1/48	45,377	47,218
4.00% 6/1/48	22,499	23,966
4.00% 12/1/48	163,400	169,634
4.00% 1/1/49	669,636	697,800
4.00% 3/1/49	98,998	102,784
4.50% 5/1/40	86,308	93,176
4.50% 9/1/46	282,434	300,280
5.00% 4/1/48	243,206	257,815
5.00% 7/1/48	41,378	43,839
5.50% 3/1/34	1,074	1,194
5.50% 12/1/34	1,002	1,113
5.50% 4/1/38	4,024	4,429
5.50% 7/1/38	3,902	4,253
6.00% 3/1/36	3,150	3,574
6.00% 9/1/37	2,367	2,684
6.00% 1/1/38	1,097	1,241
6.00% 6/1/38	3,056	3,465
•Freddie Mac STACR Trust 3.10% 4/25/49	115,000	115,036
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr
3.50% 6/15/43	23,357	$ 24,255
3.50% 12/15/47	50,407	52,288
GNMA II S.F. 30 yr
3.00% 5/20/45	43,718	44,755
3.00% 2/20/46	25,047	25,703
3.00% 8/20/46	99,986	102,357
3.50% 10/20/42	40,525	42,289
3.50% 4/20/45	11,374	11,797
3.50% 11/20/45	43,894	45,492
3.50% 3/20/46	99,537	103,013
3.50% 4/20/46	42,959	44,458
3.50% 6/20/46	173,863	179,934
3.50% 12/20/46	61,377	63,520
3.50% 2/20/47	30,399	31,457
3.50% 3/20/47	62,437	64,605
3.50% 4/20/48	117,460	121,138
4.00% 7/20/47	66,986	69,894
4.00% 11/20/47	125,000	130,281
4.00% 3/20/48	99,832	103,882
4.00% 4/20/48	67,263	69,918
4.00% 8/20/48	115,672	119,986
4.00% 11/20/48	24,337	25,310
4.50% 4/20/48	117,171	122,677
4.50% 6/20/48	69,169	72,340
4.50% 7/20/48	41,445	43,300
4.50% 12/20/48	28,400	29,712
4.50% 1/20/49	24,532	25,665
5.00% 5/20/47	217,175	231,079
5.00% 5/20/48	142,753	149,410
GNMA II S.F. 30 yr TBA
4.00% 5/20/48	84,000	87,078
4.50% 8/20/48	14,000	14,593
5.00% 7/1/49	50,000	52,267
Total Agency Mortgage-Backed Securities (Cost $12,381,164)		12,586,465
AGENCY OBLIGATIONS–0.11%
Federal Farm Credit Banks 3.13% 2/6/30	30,000	32,009
Federal National Mortgage Association 6.63% 11/15/30	30,000	42,927
Total Agency Obligations (Cost $69,430)		74,936
CORPORATE BONDS–17.19%
Aerospace & Defense–0.44%
Boeing 3.60% 5/1/34	100,000	104,436
Spirit AeroSystems 3.95% 6/15/23	65,000	67,126
United Technologies
3.65% 8/16/23	100,000	104,800
3.95% 8/16/25	35,000	37,773
		314,135

LVIP BlackRock Advantage Allocation Fund–19

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture–0.58%
Altria Group
3.88% 9/16/46	25,000	$ 22,255
4.00% 1/31/24	100,000	104,868
Philip Morris International 6.38% 5/16/38	100,000	132,523
Reynolds American 4.00% 6/12/22	150,000	155,793
		415,439
Auto Manufacturers–0.94%
Ford Motor 4.35% 12/8/26	50,000	50,462
General Motors Financial
3.55% 7/8/22	100,000	101,828
4.15% 6/19/23	80,000	82,456
4.20% 11/6/21	70,000	72,102
5.25% 3/1/26	5,000	5,368
5.65% 1/17/29	55,000	60,534
Toyota Motor 2.36% 7/2/24	300,000	300,502
		673,252
Banks–3.01%
Bank of America
μ2.88% 4/24/23	100,000	101,098
μ3.12% (LIBOR03M + 1.16%) 1/20/23	165,000	167,531
μ3.50% 5/17/22	100,000	101,953
μ3.95% 1/23/49	20,000	21,124
4.18% 11/25/27	20,000	21,205
μ4.24% 4/24/38	50,000	54,525
Bank of New York Mellon 2.20% 8/16/23	40,000	39,820
Citigroup
μ3.35% 4/24/25	85,000	87,866
4.65% 7/23/48	100,000	116,518
Goldman Sachs Group
3.85% 1/26/27	75,000	78,451
4.75% 10/21/45	20,000	23,039
6.75% 10/1/37	50,000	65,480
HSBC Holdings
3.60% 5/25/23	200,000	208,218
μ4.04% 3/13/28	200,000	210,258
μJPMorgan Chase & Co.
3.22% 3/1/25	100,000	102,890
3.70% 5/6/30	100,000	105,525
3.96% 1/29/27	90,000	96,345
4.26% 2/22/48	95,000	104,847
Landesbank Baden-Wuerttemberg 7.63% 2/1/23	60,000	71,167
Mitsubishi UFJ Financial Group 3.46% 3/2/23	100,000	102,880
Morgan Stanley 4.30% 1/27/45	25,000	27,499
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Santander UK Group Holdings 2.88% 10/16/20	100,000	$ 100,272
Toronto-Dominion Bank 2.65% 6/12/24	100,000	100,973
Wells Fargo & Co. 3.75% 1/24/24	50,000	52,603
		2,162,087
Beverages–0.22%
Anheuser-Busch Companies/ Anheuser-Busch InBev Worldwide 4.90% 2/1/46	20,000	22,302
Anheuser-Busch InBev Worldwide 4.38% 4/15/38	35,000	37,005
Keurig Dr Pepper
3.55% 5/25/21	55,000	56,204
5.09% 5/25/48	10,000	11,151
PepsiCo 4.45% 4/14/46	25,000	29,953
		156,615
Biotechnology–0.35%
Celgene
2.25% 8/15/21	100,000	99,705
3.25% 8/15/22	150,000	154,130
		253,835
Building Materials–0.13%
Lennox International 3.00% 11/15/23	35,000	35,170
Masco 3.50% 4/1/21	55,000	55,835
		91,005
Commercial Services–0.50%
IHS Markit
4.13% 8/1/23	35,000	36,430
4.25% 5/1/29	100,000	105,099
4.75% 8/1/28	25,000	27,342
S&P Global 4.40% 2/15/26	100,000	110,276
Total System Services 4.00% 6/1/23	50,000	52,238
Verisk Analytics 4.13% 3/15/29	25,000	26,819
		358,204
Computers–0.34%
Dell International
4.00% 7/15/24	100,000	102,687
5.30% 10/1/29	49,000	51,681
6.02% 6/15/26	80,000	88,323
		242,691
Diversified Financial Services–0.34%
American Express 2.50% 8/1/22	50,000	50,336

LVIP BlackRock Advantage Allocation Fund–20

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Brookfield Finance
3.90% 1/25/28	50,000	$ 51,034
4.85% 3/29/29	50,000	54,733
Intercontinental Exchange 3.75% 9/21/28	30,000	32,371
Mastercard 3.80% 11/21/46	25,000	26,945
ORIX 2.90% 7/18/22	30,000	30,468
		245,887
Electric–1.79%
Berkshire Hathaway Energy 3.75% 11/15/23	145,000	153,141
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	45,485
Connecticut Light & Power 4.00% 4/1/48	10,000	10,949
Consolidated Edison Co. of New York 4.13% 5/15/49	10,000	10,797
Dominion Energy 3.90% 10/1/25	75,000	80,031
DTE Energy
2.85% 10/1/26	50,000	49,479
3.30% 6/15/22	40,000	40,873
3.70% 8/1/23	40,000	41,767
Duke Energy 2.65% 9/1/26	135,000	133,587
Emera US Finance 3.55% 6/15/26	50,000	51,132
Entergy
2.95% 9/1/26	10,000	10,025
4.00% 7/15/22	35,000	36,424
Entergy Louisiana 4.05% 9/1/23	90,000	95,815
Evergy 4.85% 6/1/21	20,000	20,720
Exelon
3.50% 6/1/22	35,000	35,870
3.95% 6/15/25	35,000	37,181
Indiana Michigan Power 4.55% 3/15/46	15,000	16,890
ITC Holdings 3.25% 6/30/26	15,000	15,256
Kansas City Power & Light 3.65% 8/15/25	65,000	68,736
National Rural Utilities Cooperative Finance 2.85% 1/27/25	40,000	40,907
Northern States Power 3.60% 9/15/47	25,000	25,539
NV Energy 6.25% 11/15/20	45,000	47,331
Oncor Electric Delivery 3.80% 6/1/49	10,000	10,570
PSEG Power 3.85% 6/1/23	100,000	104,264
Public Service Co. of Colorado 4.10% 6/15/48	30,000	33,143
San Diego Gas & Electric 4.10% 6/15/49	10,000	10,411
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern 3.25% 7/1/26	55,000	$ 55,903
		1,282,226
Electronics–0.14%
Allegion US Holding 3.20% 10/1/24	100,000	101,246
		101,246
Food–0.17%
McCormick & Co. 2.70% 8/15/22	45,000	45,430
Mondelez International 3.63% 2/13/26	70,000	73,594
		119,024
Forest Products & Paper–0.09%
Georgia-Pacific 8.00% 1/15/24	50,000	61,812
		61,812
Gas–0.14%
Southern Gas Capital 3.25% 6/15/26	100,000	100,913
		100,913
Health Care Products–0.57%
Baxter International 2.60% 8/15/26	100,000	99,118
Becton Dickinson & Co. 2.89% 6/6/22	35,000	35,489
Stryker 3.65% 3/7/28	100,000	106,197
Thermo Fisher Scientific 3.00% 4/15/23	100,000	102,613
Zimmer Biomet Holdings
3.38% 11/30/21	35,000	35,622
3.70% 3/19/23	30,000	30,979
		410,018
Health Care Services–0.53%
Anthem 3.35% 12/1/24	95,000	98,345
HCA
5.00% 3/15/24	20,000	21,811
5.25% 6/15/26	30,000	33,262
5.25% 6/15/49	40,000	41,747
5.50% 6/15/47	50,000	53,498
Humana 2.90% 12/15/22	55,000	55,815
UnitedHealth Group
3.10% 3/15/26	50,000	51,539
4.25% 4/15/47	25,000	27,532
		383,549
Insurance–0.31%
Aflac
3.25% 3/17/25	50,000	51,712
4.00% 10/15/46	25,000	26,059

LVIP BlackRock Advantage Allocation Fund–21

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance 4.25% 1/15/49	15,000	$ 16,909
Marsh & McLennan
4.75% 3/15/39	60,000	68,945
4.90% 3/15/49	50,000	59,310
		222,935
Internet–0.38%
Alibaba Group Holding 3.40% 12/6/27	200,000	203,369
Expedia Group 3.80% 2/15/28	68,000	69,278
		272,647
Investment Company Security–0.14%
Ares Capital 4.20% 6/10/24	100,000	101,291
		101,291
Iron & Steel–0.05%
Vale Overseas 6.88% 11/21/36	30,000	36,187
		36,187
Machinery Diversified–0.07%
Roper Technologies
2.80% 12/15/21	25,000	25,174
3.80% 12/15/26	25,000	26,128
		51,302
Media–1.02%
Charter Communications Operating
3.58% 7/23/20	100,000	100,916
4.46% 7/23/22	100,000	105,115
4.91% 7/23/25	50,000	54,325
5.38% 4/1/38	50,000	53,629
5.38% 5/1/47	50,000	52,844
Comcast
3.00% 2/1/24	60,000	61,787
4.15% 10/15/28	100,000	110,307
4.60% 10/15/38	50,000	57,349
Fox 4.03% 1/25/24	35,000	37,252
Time Warner Cable 4.00% 9/1/21	100,000	102,671
		736,195
Mining–0.02%
Rio Tinto Finance USA 4.13% 8/21/42	12,000	13,330
		13,330
Oil & Gas–0.23%
BP Capital Markets
3.22% 11/28/23	75,000	77,416
3.79% 2/6/24	50,000	52,976
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos 6.75% 9/21/47	40,000	$ 35,720
		166,112
Pharmaceuticals–0.60%
Cigna 3.75% 7/15/23	65,000	67,720
CVS Health 3.35% 3/9/21	80,000	81,138
Johnson & Johnson 3.40% 1/15/38	35,000	36,518
Novartis Capital 4.40% 5/6/44	50,000	58,611
Pfizer 3.00% 12/15/26	50,000	51,628
Zoetis
3.00% 9/12/27	100,000	100,001
3.90% 8/20/28	35,000	37,330
		432,946
Pipelines–0.77%
Energy Transfer Partners / Regency Energy Finance 5.00% 10/1/22	15,000	15,951
Kinder Morgan Energy Partners 3.95% 9/1/22	40,000	41,656
MPLX 4.88% 12/1/24	20,000	21,771
ONEOK 5.20% 7/15/48	75,000	82,766
Sabine Pass Liquefaction
5.00% 3/15/27	100,000	109,732
5.63% 4/15/23	100,000	108,984
5.75% 5/15/24	100,000	111,277
TransCanada PipeLines 4.88% 5/15/48	9,000	10,070
Williams Companies 3.90% 1/15/25	50,000	52,472
		554,679
Real Estate Investment Trusts–1.21%
American Tower
2.25% 1/15/22	100,000	99,500
3.50% 1/31/23	100,000	103,305
3.95% 3/15/29	40,000	41,907
4.00% 6/1/25	105,000	110,805
4.40% 2/15/26	25,000	27,036
CC Holdings GS V 3.85% 4/15/23	50,000	52,274
Crown Castle International
3.20% 9/1/24	35,000	35,766
3.40% 2/15/21	100,000	101,398
5.25% 1/15/23	55,000	59,844
EPR Properties 4.95% 4/15/28	100,000	107,654
GLP Capital 5.38% 4/15/26	40,000	43,358
Host Hotels & Resorts 3.75% 10/15/23	30,000	30,753
Omega Healthcare Investors 4.50% 4/1/27	50,000	52,329
		865,929

LVIP BlackRock Advantage Allocation Fund–22

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–0.33%
Home Depot 4.25% 4/1/46	35,000	$ 39,548
McDonald's 3.50% 3/1/27	76,000	79,883
Starbucks 3.55% 8/15/29	100,000	104,797
Walgreens Boots Alliance 3.80% 11/18/24	10,000	10,395
		234,623
Semiconductors–0.78%
Broadcom
3.00% 1/15/22	40,000	40,119
3.63% 1/15/24	170,000	171,727
4.25% 4/15/26	100,000	101,572
4.75% 4/15/29	50,000	51,386
Maxim Integrated Products 3.45% 6/15/27	90,000	90,725
QUALCOMM 3.25% 5/20/27	100,000	102,098
		557,627
Software–0.36%
Microsoft 4.10% 2/6/37	25,000	28,565
VMware
2.30% 8/21/20	40,000	39,901
2.95% 8/21/22	85,000	85,716
3.90% 8/21/27	103,000	104,571
		258,753
Telecommunications–0.55%
AT&T
3.80% 2/15/27	50,000	52,117
4.35% 3/1/29	50,000	53,900
4.45% 4/1/24	40,000	43,069
5.25% 3/1/37	60,000	67,436
Verizon Communications
3.38% 2/15/25	65,000	67,893
4.50% 8/10/33	100,000	112,753
		397,168
Transportation–0.04%
Burlington Northern Santa Fe 4.70% 9/1/45	25,000	29,710
		29,710
Water–0.05%
Aqua America 3.57% 5/1/29	35,000	36,403
		36,403
Total Corporate Bonds (Cost $11,838,046)		12,339,775
MUNICIPAL BONDS–0.32%
Bay Area Toll Authority (Build America Bonds) Series S3 6.91% 10/1/50	45,000	72,951
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	$ 55,477
New Jersey State Turnpike Authority Revenue (Build America Bonds)
Series A 7.10% 1/1/41	25,000	37,673
Series F 7.41% 1/1/40	15,000	23,232
Oregon State Taxable Pension 5.89% 6/1/27	35,000	42,323
Total Municipal Bonds (Cost $216,842)		231,656
NON-AGENCY ASSET-BACKED SECURITIES–10.13%
AmeriCredit Automobile Receivables Trust Series 2017-3 C 2.69% 6/19/23	220,000	221,125
Avant Loans Funding Trust
Series 2018-A A 3.09% 6/15/21	21,496	21,504
Series 2018-A B 3.95% 12/15/22	150,000	150,931
Series 2018-B A 3.42% 1/18/22	71,960	72,127
Series 2019-A B 3.80% 12/15/22	150,000	151,774
CLUB Credit Trust Series 2017-P2 A 2.61% 1/15/24	48,874	48,775
Conn's Receivables Funding Series 2018-A A 3.25% 1/15/23	42,774	42,940
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1 A 3.39% 7/15/25	68,685	69,002
Series 2019-P1 A 2.94% 7/15/26	150,000	150,073
Drive Auto Receivables Trust
Series 2017-3 D 3.53% 12/15/23	175,000	176,875
Series 2017-BA D 3.72% 10/17/22	180,000	181,075
Series 2018-1 C 3.22% 3/15/23	320,000	321,223
Series 2018-1 D 3.81% 5/15/24	150,000	152,649
Series 2018-2 B 3.22% 4/15/22	134,113	134,351
Series 2018-2 C 3.63% 8/15/24	200,000	201,647
Series 2018-2 D 4.14% 8/15/24	80,000	81,931
Series 2018-3 B 3.37% 9/15/22	20,000	20,076
Series 2018-3 C 3.72% 9/16/24	110,000	111,216

LVIP BlackRock Advantage Allocation Fund–23

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust (continued)
Series 2018-3 D 4.30% 9/16/24	60,000	$ 61,806
Series 2018-4 C 3.66% 11/15/24	175,000	177,401
Series 2018-4 D 4.09% 1/15/26	30,000	30,824
Series 2018-5 C 3.99% 1/15/25	100,000	102,958
Series 2019-1 B 3.41% 6/15/23	200,000	202,808
Series 2019-1 C 3.78% 4/15/25	90,000	91,803
Series 2019-1 D 4.09% 6/15/26	105,000	108,664
Series 2019-2 C 3.42% 6/16/25	180,000	183,384
DT Auto Owner Trust Series 2015-3A D 4.53% 10/17/22	28,494	28,610
Enva Series 2018-A A 4.20% 5/20/26	72,600	72,741
Exeter Automobile Receivables Trust
3.45% 2/15/23	200,000	202,645
Series 2018-1A D 3.53% 11/15/23	110,000	111,959
Flagship Credit Auto Trust Series 2016-4 B 2.41% 10/15/21	73,543	73,480
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	100,000	103,071
Marlette Funding Trust
2.69% 9/17/29	130,000	130,007
Series 2017-3A A 2.36% 12/15/24	18,237	18,231
Series 2018-3A A 3.20% 9/15/28	56,535	56,697
Series 2018-3A B 3.86% 9/15/28	200,000	202,361
Series 2018-4A A 3.71% 12/15/28	70,683	71,287
Series 2019-1A A 3.44% 4/16/29	125,751	126,822
Series 2019-2A A 3.13% 7/16/29	200,000	201,165
Prosper Marketplace Issuance Trust
Series 2018-1A A 3.11% 6/17/24	14,799	14,807
Series 2019-1A A 3.54% 4/15/25	76,264	76,454
Santander Drive Auto Receivables Trust
Series 2015-2 D 3.02% 4/15/21	111,591	111,680
Series 2016-3 D 2.80% 8/15/22	150,000	150,857
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2017-2 C 2.79% 8/15/22	210,000	$ 210,297
Series 2017-2 D 3.49% 7/17/23	100,000	101,097
Series 2018-5 D 4.19% 12/16/24	130,000	134,643
SoFi Consumer Loan Program
Series 2016-2A A 3.09% 10/27/25	31,978	32,098
Series 2017-1 A 3.28% 1/26/26	62,383	62,886
Series 2017-4 A 2.50% 5/26/26	67,635	67,686
Series 2017-6 A1 2.20% 11/25/26	13,057	13,048
Series 2017-6 A2 2.82% 11/25/26	100,000	100,189
Series 2018-1 A1 2.55% 2/25/27	40,551	40,531
Series 2018-1 A2 3.14% 2/25/27	170,000	171,583
Series 2018-3 A1 3.20% 8/25/27	44,201	44,345
Tesla Auto Lease Trust Series 2018-A B 2.75% 2/20/20	120,000	119,946
•Trafigura Securitisation Series 2017-1A A1 3.33% (LIBOR01M + 0.85%) 12/15/20	210,000	210,000
Upgrade Receivables Trust Series 2018-1A A 3.76% 11/15/24	112,108	112,558
Westlake Automobile Receivables Trust
Series 2017-1A D 3.46% 10/17/22	100,000	100,584
Series 2018-2A B 3.20% 1/16/24	35,000	35,186
Series 2018-3A B 3.32% 10/16/23	150,000	151,404
Series 2018-3A C 3.61% 10/16/23	165,000	167,388
Series 2018-3A D 4.00% 10/16/23	40,000	40,987
Series 2019-2A B 2.62% 7/15/24	200,000	200,398
Series 2019-2A D 3.20% 11/15/24	130,000	130,442
Total Non-Agency Asset-Backed Securities (Cost $7,205,088)		7,269,112

LVIP BlackRock Advantage Allocation Fund–24

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.19%
•Connecticut Avenue Securities Trust Series 2019-R02 1M1 3.25% (LIBOR01M + 0.85%) 8/25/31	135,945	$ 136,129
Total Non-Agency Collateralized Mortgage Obligation (Cost $135,945)		136,129
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.93%
Benchmark Mortgage Trust Series 2018-B2 A5 3.88% 2/15/51	40,000	43,480
Citigroup Commercial Mortgage Trust Series 2015-GC35 A4 3.82% 11/10/48	40,000	42,923
Csail Commercial Mortgage Trust
Series 2015-C2 A4 3.50% 6/15/57	100,000	104,617
•Series 2017-CX10 A5 3.46% 11/15/50	30,000	31,521
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 A4 2.63% 8/15/49	40,000	40,052
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	40,000	42,553
Series 2013-C17 A4 4.20% 1/15/47	75,000	80,438
Series 2014-C22 A4 3.80% 9/15/47	100,000	106,018
Series 2015-C33 A4 3.77% 12/15/48	50,000	53,362
Series 2016-C1 A5 3.58% 3/15/49	30,000	31,798
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C10 A4 4.22% 7/15/46	50,000	53,240
Series 2015-C27 A4 3.75% 12/15/47	50,000	53,393
Series 2016-C28 A4 3.54% 1/15/49	60,000	63,502
Morgan Stanley Capital I Trust
Series 2012-C4 AS 3.77% 3/15/45	70,000	72,037
Series 2019-H6 A4 3.42% 6/15/52	20,000	20,945
Series 2019-L2 A4 4.07% 3/15/52	70,000	77,307
Mortgage Trust Series 2012-CR3 AM 3.42% 10/15/45	50,000	51,112
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16 A5 3.82% 8/15/50	100,000	$ 106,136
Series 2015-C26 AS 3.58% 2/15/48	30,000	31,217
Series 2018-C44 A5 4.21% 5/15/51	40,000	44,529
WF -RBS Commercial Mortgage Trust Series 2013-C12 A4 3.20% 3/15/48	10,000	10,297
WFRBS Commercial Mortgage Trust
Series 2013-C14 A5 3.34% 6/15/46	20,000	20,719
•Series 2013-C18 A5 4.16% 12/15/46	50,000	53,703
•Series 2013-UBS1 A4 4.08% 3/15/46	50,000	53,499
Series 2014-C24 AS 3.93% 11/15/47	90,000	95,105
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $1,335,229)		1,383,503
SOVEREIGN BONDS–0.54%
COLOMBIA–0.30%
ΔColombia Government International Bond 4.50% 1/28/26	200,000	216,275
		216,275
MEXICO–0.07%
ΔMexico Government International Bond 6.05% 1/11/40	40,000	47,840
		47,840
PERU–0.03%
ΔPeruvian Government International Bond 5.63% 11/18/50	15,000	20,700
		20,700
URUGUAY–0.14%
ΔUruguay Government International Bond
4.38% 10/27/27	50,000	54,157
4.38% 1/23/31	30,000	32,527
5.10% 6/18/50	15,000	16,913
		103,597
Total Sovereign Bonds (Cost $375,019)		388,412

LVIP BlackRock Advantage Allocation Fund–25

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	1,847,631	$ 1,847,631
Total Money Market Fund (Cost $1,847,631)		1,847,631

TOTAL INVESTMENTS–101.16% (Cost $68,738,677)	72,615,889
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.16%)	(830,540)
NET ASSETS APPLICABLE TO 5,551,759 SHARES OUTSTANDING–100.00%	$71,785,349
NET ASSET VALUE PER SHARE–LVIP BLACKROCK ADVANTAGE ALLOCATION FUND STANDARD CLASS ($50,984,702 / 3,977,275 Shares)	$12.819
NET ASSET VALUE PER SHARE–LVIP BLACKROCK ADVANTAGE ALLOCATION FUND SERVICE CLASS ($20,800,647 / 1,574,484 Shares)	$13.211
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$62,966,354
Distributable earnings/(accumulated loss)	8,818,995
TOTAL NET ASSETS	$71,785,349

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
× Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
Δ Securities have been classified by country of origin.
★ Includes $154,865 cash collateral held at broker for futures contracts, $22,423 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $2,348,847 payable for securities purchased, $110,439 payable for fund share redeemed, $111,757 other accrued expenses payable, $46,527 due to manager and affiliates and $21,439 variation margin due to broker on futures contracts as of June 30, 2019.
LVIP BlackRock Advantage Allocation Fund–26

LVIP BlackRock Advantage Allocation Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
6	U.S. Treasury 10 yr Notes	$ 767,812	$ 767,125	9/19/19	$ 687	$ —
2	U.S. Treasury 10 yr Ultra Bonds	276,250	276,266	9/19/19	—	(16)
15	U.S. Treasury 2 yr Notes	3,227,695	3,223,484	9/30/19	4,211	—
52	U.S. Treasury 5 yr Notes	6,144,125	6,136,448	9/30/19	7,677	—
1	U.S. Treasury Long Bonds	155,594	155,564	9/19/19	30	—
15	U.S. Treasury Ultra Bonds	2,663,438	2,572,379	9/19/19	91,059	—
					103,664	(16)
Equity Contracts:
2	E-mini MSCI Emerging Markets Index	105,340	103,267	9/20/19	2,073	—
4	E-mini S&P 500 Index	588,840	581,140	9/20/19	7,700	—
4	Euro STOXX 50 Index	157,647	155,210	9/20/19	2,437	—
1	FTSE 100 Index	93,583	93,508	9/20/19	75	—
1	Yen Denominated Nikkei 225 Index	98,803	97,276	9/12/19	1,527	—
					13,812	—
Total Futures Contracts					$117,476	$(16)

[1]	See Note 5 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
BB–Barclays Bank
CVA–Dutch Certificate
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
GNMA–Government National Mortgage Association
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund–27

LVIP BlackRock Advantage Allocation Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest	$ 595,908
Dividends	540,701
Foreign Taxes Withheld	(43,651)
1,092,958
EXPENSES:
Management fees	245,753
Professional fees	35,987
Accounting and administration expenses	27,688
Custodian fees	27,064
Pricing fees	25,136
Distribution fees-Service Class	23,324
Reports and statements to shareholders	12,329
Shareholder servicing fees	9,952
Trustees’ fees and expenses	1,030
Consulting fees	884
Interest expense	474
Other	2,514
412,135
Less:
Management fees waived	(22,687)
Expenses reimbursed	(115,129)
Total operating expenses	274,319
NET INVESTMENT INCOME	818,639
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,372,115
Foreign currencies	6,716
Futures contracts	540,140
Swap contracts	(2,890)
Net realized gain	1,916,081
Net change in unrealized appreciation (depreciation) of:
Investments	4,687,240
Foreign currencies	77
Futures contracts	(96,506)
Net change in unrealized appreciation (depreciation)	4,590,811
NET REALIZED AND UNREALIZED GAIN	6,506,892
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,325,531
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 818,639	$ 1,411,431
Net realized gain	1,916,081	2,670,332
Net change in unrealized appreciation (depreciation)	4,590,811	(8,004,174)
Net increase (decrease) in net assets resulting from operations	7,325,531	(3,922,411)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,544,331)
Service Class	—	(3,512,664)
	—	(15,056,995)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,507,505	3,875,705
Service Class	3,158,488	6,426,094
Reinvestment of dividends and distributions:
Standard Class	—	11,544,329
Service Class	—	3,512,664
	4,665,993	25,358,792
Cost of shares redeemed:
Standard Class	(5,756,411)	(21,353,930)
Service Class	(1,553,245)	(3,449,716)
	(7,309,656)	(24,803,646)
Increase (decrease) in net assets derived from capital share transactions	(2,643,663)	555,146
NET INCREASE (DECREASE) IN NET ASSETS	4,681,868	(18,424,260)
NET ASSETS:
Beginning of period	67,103,481	85,527,741
End of period	$71,785,349	$ 67,103,481
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund–28

LVIP BlackRock Advantage Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Advantage Allocation Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17 [2]	12/31/16	12/31/15	12/31/14 [3]
Net asset value, beginning of period	$ 11.521	$ 15.182	$ 14.235	$ 14.606	$ 15.631	$ 15.878
Income (loss) from investment operations:
Net investment income[4]	0.150	0.271	0.254	0.223	0.281	0.325
Net realized and unrealized gain (loss)	1.148	(0.928)	1.771	0.456	(0.468)	0.409
Total from investment operations	1.298	(0.657)	2.025	0.679	(0.187)	0.734
Less dividends and distributions from:
Net investment income	—	(0.290)	(0.327)	(0.275)	(0.336)	(0.325)
Net realized gain	—	(2.714)	(0.751)	(0.775)	(0.502)	(0.656)
Total dividends and distributions	—	(3.004)	(1.078)	(1.050)	(0.838)	(0.981)
Net asset value, end of period	$ 12.819	$ 11.521	$ 15.182	$ 14.235	$ 14.606	$ 15.631
Total return[5]	11.26%	(5.37%)	14.33%	4.65%	(1.15%)	4.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 50,985	$ 49,857	$ 70,230	$82,784	$ 91,928	$102,477
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.11%	1.05%	0.98%	1.00%	0.94%
Ratio of net investment income to average net assets	2.45%	1.90%	1.68%	1.52%	1.79%	2.01%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.05%	1.52%	1.36%	1.27%	1.52%	1.80%
Portfolio turnover	77%	255%	566%	148%	124%	117%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, BlackRock Investment Management LLC replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund–29

LVIP BlackRock Advantage Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Advantage Allocation Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17 [2]	12/31/16	12/31/15	12/31/14 [3]
Net asset value, beginning of period	$ 11.888	$ 15.575	$ 14.580	$ 14.938	$ 15.966	$ 16.198
Income (loss) from investment operations:
Net investment income[4]	0.139	0.238	0.222	0.190	0.246	0.290
Net realized and unrealized gain (loss)	1.184	(0.951)	1.812	0.464	(0.476)	0.418
Total from investment operations	1.323	(0.713)	2.034	0.654	(0.230)	0.708
Less dividends and distributions from:
Net investment income	—	(0.260)	(0.288)	(0.237)	(0.296)	(0.284)
Net realized gain	—	(2.714)	(0.751)	(0.775)	(0.502)	(0.656)
Total dividends and distributions	—	(2.974)	(1.039)	(1.012)	(0.798)	(0.940)
Net asset value, end of period	$ 13.211	$ 11.888	$ 15.575	$ 14.580	$ 14.938	$ 15.966
Total return[5]	11.12%	(5.60%)	14.04%	4.38%	(1.39%)	4.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 20,801	$ 17,247	$ 15,298	$11,863	$ 9,197	$ 7,534
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.38%	1.36%	1.30%	1.23%	1.25%	1.19%
Ratio of net investment income to average net assets	2.20%	1.65%	1.43%	1.27%	1.54%	1.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.80%	1.27%	1.11%	1.02%	1.27%	1.55%
Portfolio turnover	77%	255%	566%	148%	124%	117%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, BlackRock Investment Management LLC replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Advantage Allocation Fund–30

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Advantage Allocation Fund (formerly, LVIP BlackRock Scientific Allocation Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide total return.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP BlackRock Advantage Allocation Fund–31

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2019, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2019, the management fee and waiver amounts were 0.75% and 0.10%, respectively, of the Fund’s average daily net assets.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.73% of the average daily net assets for the Standard Class and 0.98% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
LVIP BlackRock Advantage Allocation Fund–32

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Expiration Date
	2022	Total
LIAC	$ 42,394	$ 42,394
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$2,018
Legal	416
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,271 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$22,423
Management fees payable to LIAC	37,400
Distribution fees payable to LFD	4,041
Printing and mailing fees payable to Lincoln Life	3,417
Shareholder servicing fees payable to Lincoln Life	1,669
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$23,826,896
Purchases of U.S. government securities	30,105,998
Sales other than U.S. government securities	27,097,894
Sales of U.S. government securities	30,262,423
LVIP BlackRock Advantage Allocation Fund–33

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$68,657,287
Aggregate unrealized appreciation of investments and derivatives	$ 5,321,909
Aggregate unrealized depreciation of investments and derivatives	(1,408,627)
Net unrealized appreciation of investments and derivatives	$ 3,913,282
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$ 77,263	$ 93,808	$—	$ 171,071
Auto Components	10,249	—	—	10,249
Banks	1,622,627	—	—	1,622,627
Beverages	14,555	—	—	14,555
Biotechnology	474,577	—	—	474,577
Building Products	61,826	—	—	61,826
Capital Markets	553,572	—	—	553,572
Chemicals	82,218	—	—	82,218
Commercial Services & Supplies	16,631	—	—	16,631
Communications Equipment	27,886	—	—	27,886
Consumer Finance	302,860	—	—	302,860
Containers & Packaging	173,378	4,394	—	177,772
Diversified Consumer Services	47,085	—	—	47,085
LVIP BlackRock Advantage Allocation Fund–34

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Diversified Financial Services	$ 49,882	$ —	$—	$ 49,882
Diversified Telecommunication Services	265,997	—	—	265,997
Electric Utilities	166,220	—	—	166,220
Electrical Equipment	138,002	—	—	138,002
Electronic Equipment, Instruments & Components	97,877	—	—	97,877
Entertainment	128,621	—	—	128,621
Equity Real Estate Investment Trusts	997,590	—	—	997,590
Food & Staples Retailing	11,609	—	—	11,609
Food Products	209,923	—	—	209,923
Gas Utilities	28,085	—	—	28,085
Health Care Equipment & Supplies	749,445	—	—	749,445
Health Care Providers & Services	480,339	—	—	480,339
Health Care Technology	196,802	—	—	196,802
Hotels, Restaurants & Leisure	599,999	65,748	—	665,747
Household Products	26,460	—	—	26,460
Insurance	852,685	—	—	852,685
Interactive Media & Services	1,020,953	—	—	1,020,953
Internet & Direct Marketing Retail	630,579	—	—	630,579
IT Services	1,578,685	—	—	1,578,685
Life Sciences Tools & Services	112,073	—	—	112,073
Machinery	215,566	—	—	215,566
Media	738,712	—	—	738,712
Metals & Mining	12,584	—	—	12,584
Multiline Retail	55,337	—	—	55,337
Multi-Utilities	262,074	—	—	262,074
Oil, Gas & Consumable Fuels	446,896	—	—	446,896
Personal Products	172,497	—	—	172,497
Pharmaceuticals	884,001	—	—	884,001
Professional Services	177,134	—	—	177,134
Road & Rail	214,775	—	—	214,775
Semiconductors & Semiconductor Equipment	416,137	—	—	416,137
Software	1,652,140	—	—	1,652,140
Specialty Retail	120,871	—	—	120,871
Technology Hardware, Storage & Peripherals	642,212	—	—	642,212
Textiles, Apparel & Luxury Goods	398,210	—	—	398,210
Thrifts & Mortgage Finance	12,499	—	—	12,499
Tobacco	157,531	—	—	157,531
Trading Companies & Distributors	25,382	—	—	25,382
Transportation Infrastructure	11,149	—	—	11,149
Wireless Telecommunication Services	9,880	—	—	9,880
Developed Markets
Aerospace & Defense	—	157,130	—	157,130
Air Freight & Logistics	—	22,107	—	22,107
Airlines	—	120,859	—	120,859
Auto Components	—	108,418	—	108,418
Automobiles	—	150,141	—	150,141
Banks	202,043	286,649	—	488,692
Beverages	—	538,754	—	538,754
Biotechnology	9,010	67,039	—	76,049
Building Products	7,060	40,377	—	47,437
Capital Markets	1,420	157,627	—	159,047
Chemicals	—	717,155	—	717,155
Commercial Services & Supplies	—	47,058	—	47,058
Construction & Engineering	3,413	188,732	—	192,145
Construction Materials	8,488	22,245	—	30,733
Consumer Finance	—	64,616	—	64,616
Containers & Packaging	—	20,936	—	20,936
LVIP BlackRock Advantage Allocation Fund–35

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Distributors	$ —	$ 7,946	$—	$ 7,946
Diversified Consumer Services	—	12,248	—	12,248
Diversified Financial Services	—	4,232	—	4,232
Diversified Telecommunication Services	299,960	288,231	—	588,191
Electric Utilities	67,372	195,909	—	263,281
Electrical Equipment	—	39,360	—	39,360
Electronic Equipment, Instruments & Components	—	23,767	—	23,767
Energy Equipment & Services	—	14,647	—	14,647
Entertainment	—	10,415	—	10,415
Equity Real Estate Investment Trusts	—	34,725	—	34,725
Food & Staples Retailing	37,026	65,714	—	102,740
Food Products	—	421,484	—	421,484
Gas Utilities	—	11,857	—	11,857
Health Care Equipment & Supplies	—	101,476	—	101,476
Health Care Providers & Services	—	11,393	—	11,393
Hotels, Restaurants & Leisure	16,363	228,437	—	244,800
Household Durables	—	12,770	—	12,770
Household Products	—	9,328	—	9,328
Independent Power and Renewable Electricity Producers	13,338	—	—	13,338
Industrial Conglomerates	—	64,409	—	64,409
Insurance	173,578	408,592	—	582,170
Interactive Media & Services	—	13,130	—	13,130
Internet & Direct Marketing Retail	—	6,475	—	6,475
IT Services	45,797	136,357	—	182,154
Life Sciences Tools & Services	—	8,042	—	8,042
Machinery	—	570,103	—	570,103
Media	11,194	62,270	—	73,464
Metals & Mining	12,365	428,785	—	441,150
Multiline Retail	—	30,021	—	30,021
Multi-Utilities	—	130,276	—	130,276
Oil, Gas & Consumable Fuels	109,691	405,050	—	514,741
Personal Products	—	599,263	—	599,263
Pharmaceuticals	—	1,084,399	—	1,084,399
Professional Services	—	361,948	—	361,948
Real Estate Management & Development	—	61,118	—	61,118
Road & Rail	8,806	98,591	—	107,397
Semiconductors & Semiconductor Equipment	—	138,123	—	138,123
Software	49,944	55,363	—	105,307
Specialty Retail	—	9,698	—	9,698
Technology Hardware, Storage & Peripherals	—	143,815	—	143,815
Textiles, Apparel & Luxury Goods	24,009	508,571	—	532,580
Tobacco	—	303,070	—	303,070
Trading Companies & Distributors	—	78,701	—	78,701
Wireless Telecommunication Services	—	194,962	—	194,962
Emerging Markets
Air Freight & Logistics	—	1,455	—	1,455
Airlines	—	7,050	—	7,050
Auto Components	—	5,818	—	5,818
Automobiles	—	33,933	—	33,933
Banks	24,900	172,070	—	196,970
Beverages	42,373	2,508	—	44,881
Biotechnology	—	16,219	—	16,219
Capital Markets	—	28,798	—	28,798
Chemicals	—	5,436	—	5,436
Construction & Engineering	—	142,118	—	142,118
Construction Materials	7,086	50,885	—	57,971
LVIP BlackRock Advantage Allocation Fund–36

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Emerging Markets (continued)
Consumer Finance	$ —	$ 4,464	$—	$ 4,464
Diversified Financial Services	—	27,957	—	27,957
Diversified Telecommunication Services	—	125,860	—	125,860
Electric Utilities	—	68,758	—	68,758
Electrical Equipment	—	13,196	—	13,196
Electronic Equipment, Instruments & Components	—	64,851	—	64,851
Food & Staples Retailing	13,579	8,034	—	21,613
Food Products	4,092	108,202	—	112,294
Health Care Equipment & Supplies	—	1,902	—	1,902
Health Care Providers & Services	—	23,780	—	23,780
Hotels, Restaurants & Leisure	1,185	—	—	1,185
Household Durables	—	6,743	—	6,743
Household Products	—	22,132	—	22,132
Independent Power and Renewable Electricity Producers	5,214	40,549	—	45,763
Industrial Conglomerates	—	26,259	—	26,259
Insurance	5,184	43,034	—	48,218
Interactive Media & Services	2,590	219,940	—	222,530
Internet & Direct Marketing Retail	378,890	30,983	—	409,873
IT Services	—	115,696	—	115,696
Machinery	—	1,733	—	1,733
Marine	—	52,019	—	52,019
Media	3,348	—	—	3,348
Metals & Mining	14,951	191,238	—	206,189
Multiline Retail	10,872	—	—	10,872
Oil, Gas & Consumable Fuels	20,564	540,439	—	561,003
Paper & Forest Products	—	2,260	—	2,260
Pharmaceuticals	—	37,584	—	37,584
Professional Services	2,944	—	—	2,944
Real Estate Management & Development	—	286,486	—	286,486
Semiconductors & Semiconductor Equipment	—	167,516	—	167,516
Specialty Retail	5,206	4,183	—	9,389
Technology Hardware, Storage & Peripherals	—	88,348	—	88,348
Textiles, Apparel & Luxury Goods	—	51,433	—	51,433
Thrifts & Mortgage Finance	—	92,846	—	92,846
Tobacco	—	5,569	—	5,569
Transportation Infrastructure	1,833	26,168	—	28,001
Water Utilities	—	11,863	—	11,863
Wireless Telecommunication Services	28,691	136,948	—	165,639
Preferred Stocks	298,536	10,535	—	309,071
Rights	—	—	—	0
Agency Collateralized Mortgage Obligations	—	1,975,264	—	1,975,264
Agency Commercial Mortgage-Backed Securities	—	583,289	—	583,289
Agency Mortgage-Backed Securities	—	12,586,465	—	12,586,465
Agency Obligations	—	74,936	—	74,936
Corporate Bonds	—	12,339,775	—	12,339,775
Municipal Bonds	—	231,656	—	231,656
Non-Agency Asset-Backed Securities	—	7,269,112	—	7,269,112
Non-Agency Collateralized Mortgage Obligation	—	136,129	—	136,129
Non-Agency Commercial Mortgage-Backed Securities	—	1,383,503	—	1,383,503
Sovereign Bonds	—	388,412	—	388,412
LVIP BlackRock Advantage Allocation Fund–37

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 1,847,631	$ —	$—	$ 1,847,631
Total Investments	$22,252,686	$50,363,203	$—	$72,615,889
Derivatives:

Assets:
Futures Contracts	$117,476	$—	$—	$117,476
Liabilities:
Futures Contract	$ (16)	$—	$—	$ (16)
During the six months ended June 30, 2019, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	122,186	274,962
Service Class	246,818	433,718
Shares reinvested:
Standard Class	—	926,525
Service Class	—	273,833
	369,004	1,909,038
Shares redeemed:
Standard Class	(472,317)	(1,499,806)
Service Class	(123,086)	(238,992)
	(595,403)	(1,738,798)
Net increase (decrease)	(226,399)	170,240
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2019, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio
LVIP BlackRock Advantage Allocation Fund–38

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts as a cash management tool.
Swap Contracts–The Fund enters into inflation swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2019, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$ 13,812	Liabilities net of receivables and other assets	$ —
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	103,664	Liabilities net of receivables and other assets	(16)
Total		$117,476		$(16)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 52,066	$ 20,106
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	488,074	(116,612)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,890)	—
Total		$537,250	$ (96,506)
LVIP BlackRock Advantage Allocation Fund–39

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$8,486,543	$946,614
Interest rate swap contracts (average notional value)*	211,429	160,714

*Long represent paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2019, the Fund had no assets and liabilities subject to offsetting provisions.
6.  Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP BlackRock Advantage Allocation Fund–40

LVIP BlackRock Advantage Allocation Fund
Notes to Financial Statements (continued)
 6.  Credit and Market Risk (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and, management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Advantage Allocation Fund–41

LVIP BlackRock Dividend Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP BlackRock Dividend Value Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Dividend Value Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,092.30	0.68%	$3.53
Service Class Shares	1,000.00	1,091.00	0.93%	4.82
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.68%	$3.41
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	92.09%
Aerospace & Defense	1.82%
Air Freight & Logistics	0.51%
Automobiles	1.71%
Banks	11.42%
Beverages	1.95%
Building Products	0.50%
Capital Markets	3.05%
Chemicals	2.04%
Communications Equipment	0.75%
Construction Materials	0.42%
Containers & Packaging	1.17%
Distributors	0.21%
Diversified Consumer Services	0.18%
Diversified Financial Services	0.59%
Diversified Telecommunication Services	4.52%
Electric Utilities	5.09%
Electrical Equipment	0.50%
Energy Equipment & Services	0.64%
Entertainment	0.11%
Food Products	2.23%
Gas Utilities	0.13%
Health Care Equipment & Supplies	3.74%
Health Care Providers & Services	4.31%
Hotels, Restaurants & Leisure	0.45%
Household Durables	1.56%
Household Products	0.64%
Industrial Conglomerates	1.32%
Insurance	7.11%
IT Services	1.97%
Leisure Products	0.14%
Machinery	0.60%
Media	1.61%
Multiline Retail	1.75%
Multi-Utilities	2.75%
Oil, Gas & Consumable Fuels	8.53%
Paper & Forest Products	0.08%
Personal Products	0.77%
Pharmaceuticals	4.71%
Road & Rail	0.33%
Semiconductors & Semiconductor Equipment	2.14%
Software	3.31%
Specialty Retail	0.88%
Technology Hardware, Storage & Peripherals	1.85%
Thrifts & Mortgage Finance	0.14%
Tobacco	1.71%
Security Type/Sector	Percentage of Net Assets
Trading Companies & Distributors	0.15%
Money Market Fund	7.83%
Total Investments	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Verizon Communications	3.39%
JPMorgan Chase & Co.	2.64%
Wells Fargo & Co.	2.53%
Citigroup	2.47%
Bank of America	2.10%
Pfizer	1.98%
Microsoft	1.81%
BP	1.73%
Medtronic	1.63%
Anthem	1.58%
Total	21.86%

IT–Information Technology

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–92.09%
Aerospace & Defense–1.82%
BAE Systems	1,441,181	$ 9,057,650
Lockheed Martin	27,291	9,921,370
Northrop Grumman	16,283	5,261,200
		24,240,220
Air Freight & Logistics–0.51%
FedEx	41,200	6,764,628
		6,764,628
Automobiles–1.71%
Ford Motor	821,041	8,399,249
General Motors	316,226	12,184,188
Harley-Davidson	61,791	2,213,972
		22,797,409
Banks–11.42%
Bank of America	967,737	28,064,373
Bank of Hawaii	16,406	1,360,221
BB&T	64,677	3,177,581
Citigroup	470,784	32,969,003
FNB	130,412	1,534,949
Huntington Bancshares	285,211	3,941,616
JPMorgan Chase & Co.	315,367	35,258,031
KeyCorp	234,325	4,159,269
PacWest Bancorp	48,341	1,877,081
People's United Financial	150,371	2,523,225
Trustmark	26,575	883,619
United Bankshares	40,978	1,519,874
Valley National Bancorp	130,497	1,406,758
Wells Fargo & Co.	712,878	33,733,387
		152,408,987
Beverages–1.95%
Coca-Cola	79,948	4,070,952
Constellation Brands Class A	28,520	5,616,729
Diageo	155,738	6,703,000
PepsiCo	73,270	9,607,895
		25,998,576
Building Products–0.50%
Johnson Controls International	160,788	6,642,152
		6,642,152
Capital Markets–3.05%
Charles Schwab	81,228	3,264,553
Federated Investors Class B	37,162	1,207,765
Goldman Sachs Group	33,928	6,941,669
Invesco	161,635	3,307,052
Janus Henderson Group	66,315	1,419,141
Lazard Class A	51,954	1,786,698
Morgan Stanley	324,652	14,223,004
State Street	152,643	8,557,167
		40,707,049
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–2.04%
CF Industries Holdings	70,982	$ 3,315,569
†Corteva	191,484	5,662,182
†Dow	71,667	3,533,900
DuPont de Nemours	90,984	6,830,169
Huntsman	85,582	1,749,296
LyondellBasell Industries Class A	53,956	4,647,230
Olin	69,213	1,516,457
		27,254,803
Communications Equipment–0.75%
Motorola Solutions	60,298	10,053,486
		10,053,486
Construction Materials–0.42%
CRH	173,627	5,674,279
		5,674,279
Containers & Packaging–1.17%
International Paper	145,462	6,301,414
Packaging Corp. of America	34,365	3,275,672
Sonoco Products	38,683	2,527,547
WestRock	97,632	3,560,639
		15,665,272
Distributors–0.21%
Genuine Parts	26,781	2,773,976
		2,773,976
Diversified Consumer Services–0.18%
H&R Block	82,334	2,412,386
		2,412,386
Diversified Financial Services–0.59%
AXA Equitable Holdings	376,562	7,870,146
		7,870,146
Diversified Telecommunication Services–4.52%
AT&T	226,427	7,587,569
BCE (New York Shares)	54,054	2,458,376
CenturyLink	423,516	4,980,548
Verizon Communications	792,198	45,258,272
		60,284,765
Electric Utilities–5.09%
Alliant Energy	69,265	3,399,526
American Electric Power	41,848	3,683,042
Edison International	68,236	4,599,789
Entergy	43,608	4,488,571
Eversource Energy	45,699	3,462,156
Exelon	63,446	3,041,601
FirstEnergy	429,390	18,382,186
IDACORP	19,611	1,969,533
NextEra Energy	48,653	9,967,054
LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
OGE Energy	78,998	$ 3,362,155
Pinnacle West Capital	34,929	3,286,470
PPL	163,202	5,060,894
Xcel Energy	55,193	3,283,432
		67,986,409
Electrical Equipment–0.50%
Eaton	45,286	3,771,418
Emerson Electric	43,742	2,918,466
		6,689,884
Energy Equipment & Services–0.64%
Baker Hughes	256,715	6,322,890
Helmerich & Payne	42,582	2,155,501
		8,478,391
Entertainment–0.11%
Cinemark Holdings	40,005	1,444,180
		1,444,180
Food Products–2.23%
Conagra Brands	183,550	4,867,746
General Mills	91,479	4,804,477
Kellogg	84,568	4,530,308
Mondelez International Class A	33,017	1,779,616
Nestle	133,171	13,786,157
		29,768,304
Gas Utilities–0.13%
New Jersey Resources	34,311	1,707,658
		1,707,658
Health Care Equipment & Supplies–3.74%
†Alcon	124,868	7,710,554
Koninklijke Philips	470,490	20,454,986
Medtronic	223,945	21,810,004
		49,975,544
Health Care Providers & Services–4.31%
Anthem	74,717	21,085,885
CVS Health	168,912	9,204,015
Humana	42,655	11,316,371
McKesson	52,238	7,020,265
Quest Diagnostics	43,890	4,468,441
UnitedHealth Group	18,309	4,467,579
		57,562,556
Hotels, Restaurants & Leisure–0.45%
Darden Restaurants	25,154	3,061,996
McDonald's	14,277	2,964,762
		6,026,758
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.56%
Garmin	31,137	$ 2,484,733
Leggett & Platt	51,322	1,969,225
Newell Brands	579,229	8,931,711
Sony	141,600	7,441,072
		20,826,741
Household Products–0.64%
Kimberly-Clark	31,268	4,167,399
Procter & Gamble	39,909	4,376,022
		8,543,421
Industrial Conglomerates–1.32%
General Electric	857,853	9,007,457
Siemens	71,787	8,546,625
		17,554,082
Insurance–7.11%
American International Group	370,900	19,761,552
Arthur J. Gallagher & Co.	118,046	10,339,649
Cincinnati Financial	31,343	3,249,329
Marsh & McLennan	58,769	5,862,208
MetLife	391,559	19,448,736
Old Republic International	112,658	2,521,286
Principal Financial Group	82,927	4,803,132
Prudential Financial	44,995	4,544,495
Travelers	77,572	11,598,565
Willis Towers Watson	66,630	12,762,310
		94,891,262
IT Services–1.97%
Cognizant Technology Solutions Class A	287,963	18,253,975
International Business Machines	34,176	4,712,870
Western Union	170,260	3,386,471
		26,353,316
Leisure Products–0.14%
†Mattel	162,322	1,819,630
		1,819,630
Machinery–0.60%
Caterpillar	19,128	2,606,955
Pentair	143,535	5,339,502
		7,946,457
Media–1.61%
Comcast Class A	408,132	17,255,821
Interpublic Group	151,199	3,415,585
Meredith	15,677	863,176
		21,534,582

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–1.75%
Dollar General	104,390	$ 14,109,352
Kohl's	53,134	2,526,522
Macy's	123,752	2,655,718
Target	47,189	4,087,039
		23,378,631
Multi-Utilities–2.75%
Avista	25,869	1,153,757
Black Hills	20,744	1,621,558
CenterPoint Energy	130,523	3,736,874
CMS Energy	53,599	3,103,918
Dominion Energy	67,261	5,200,621
DTE Energy	25,740	3,291,631
NiSource	112,787	3,248,266
NorthWestern	19,454	1,403,606
Public Service Enterprise Group	113,943	6,702,127
Sempra Energy	27,350	3,758,984
WEC Energy Group	41,637	3,471,277
		36,692,619
Oil, Gas & Consumable Fuels–8.53%
BP	3,312,563	23,077,833
Chevron	33,180	4,128,919
Enterprise Products Partners	551,512	15,922,151
Exxon Mobil	53,904	4,130,663
HollyFrontier	52,494	2,429,422
Marathon Oil	505,370	7,181,308
Marathon Petroleum	313,782	17,534,138
Occidental Petroleum	73,372	3,689,144
ONEOK	137,949	9,492,271
Suncor Energy (New York Shares)	91,923	2,864,321
TOTAL ADR	73,830	4,118,976
Valero Energy	55,869	4,782,945
Williams	514,904	14,437,908
		113,789,999
Paper & Forest Products–0.08%
Domtar	24,648	1,097,575
		1,097,575
Personal Products–0.77%
Nu Skin Enterprises Class A	22,478	1,108,615
Unilever (New York Shares)	151,969	9,227,558
		10,336,173
Pharmaceuticals–4.71%
AstraZeneca	194,593	15,908,299
Bayer	126,490	8,773,384
Merck & Co.	34,506	2,893,328
Novartis ADR	43,093	3,934,822
Novo Nordisk ADR	96,990	4,950,370
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer	609,072	$ 26,384,999
		62,845,202
Road & Rail–0.33%
Union Pacific	26,214	4,433,050
		4,433,050
Semiconductors & Semiconductor Equipment–2.14%
Intel	46,265	2,214,706
Marvell Technology Group	194,460	4,641,760
QUALCOMM	237,635	18,076,894
Taiwan Semiconductor Manufacturing ADR	94,025	3,682,959
		28,616,319
Software–3.31%
Constellation Software	5,630	5,306,271
Microsoft	180,835	24,224,657
Oracle	256,737	14,626,307
		44,157,235
Specialty Retail–0.88%
Gap	79,670	1,431,670
L Brands	87,720	2,289,492
Lowe's	78,923	7,964,120
		11,685,282
Technology Hardware, Storage & Peripherals–1.85%
Samsung Electronics GDR	1,320	1,342,812
Samsung Electronics GDR	14,215	14,456,655
Seagate Technology	102,313	4,820,989
Western Digital	85,082	4,045,649
		24,666,105
Thrifts & Mortgage Finance–0.14%
New York Community Bancorp	193,395	1,930,082
		1,930,082
Tobacco–1.71%
Altria Group	360,534	17,071,285
Imperial Brands	38,000	891,675
Philip Morris International	62,062	4,873,729
		22,836,689
Trading Companies & Distributors–0.15%
Watsco	12,553	2,052,792
		2,052,792
Total Common Stock (Cost $1,017,481,450)		1,229,175,062

LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–7.83%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	104,513,621	$ 104,513,621
Total Money Market Fund (Cost $104,513,621)		104,513,621

TOTAL INVESTMENTS–99.92% (Cost $1,121,995,071)	1,333,688,683
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	1,061,363
NET ASSETS APPLICABLE TO 65,176,799 SHARES OUTSTANDING–100.00%	$1,334,750,046
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($295,266,937 / 14,386,223 Shares)	$20.524
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($1,039,483,109 / 50,790,576 Shares)	$20.466
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$1,072,389,465
Distributable earnings/(accumulated loss)	262,360,581
TOTAL NET ASSETS	$1,334,750,046

† Non-income producing.
★ Includes $1,100,509 cash collateral held at broker for futures contracts, $287,280 variation margin due from broker on futures contracts, $3,425,830 payable for securities purchased, $331,342 payable for fund share redeemed, $161,712 other accrued expenses payable and $934,417 due to manager and affiliates as of June 30, 2019.
LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
7	British Pound	$ 557,768	$ 557,274	9/16/19	$ 494	$ —
7	Euro	1,001,569	995,159	9/16/19	6,410	—
6	Japanese Yen	699,825	696,243	9/16/19	3,582	—
					10,486	—
Equity Contracts:
14	Dow Jones U.S. Real Estate Index	484,820	494,570	9/20/19	—	(9,750)
9	E-mini Russell 2000 Index	705,196	690,936	9/20/19	14,260	—
135	E-mini S&P 500 Index	19,873,350	19,551,626	9/20/19	321,724	—
19	E-mini S&P MidCap 400 Index	3,705,000	3,622,884	9/20/19	82,116	—
28	Euro STOXX 50 Index	1,103,533	1,072,509	9/20/19	31,024	—
6	FTSE 100 Index	561,495	553,846	9/20/19	7,649	—
3	Nikkei 225 Index (OSE)	591,569	586,733	9/12/19	4,836	—
					461,609	(9,750)
Total Futures Contracts					$472,095	$(9,750)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–7

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 20,870,731
Interest	39,608
Foreign Taxes Withheld	(391,749)
20,518,590
EXPENSES:
Management fees	4,538,677
Distribution fees-Service Class	1,218,874
Shareholder servicing fees	182,895
Accounting and administration expenses	129,818
Reports and statements to shareholders	82,707
Index fees	46,384
Custodian fees	41,525
Professional fees	21,884
Trustees’ fees and expenses	18,573
Consulting fees	2,201
Pricing fees	932
Interest expense	79
Other	7,768
6,292,317
Less:
Management fees waived	(797,241)
Total operating expenses	5,495,076
NET INVESTMENT INCOME	15,023,514
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	39,274,059
Foreign currencies	(36,844)
Futures contracts	(59,627,963)
Net realized loss	(20,390,748)
Net change in unrealized appreciation (depreciation) of:
Investments	111,840,595
Foreign currencies	(4,837)
Futures contracts	3,941,374
Net change in unrealized appreciation (depreciation)	115,777,132
NET REALIZED AND UNREALIZED GAIN	95,386,384
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,409,898
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 15,023,514	$ 25,460,162
Net realized gain (loss)	(20,390,748)	64,569,358
Net change in unrealized appreciation (depreciation)	115,777,132	(193,502,964)
Net increase (decrease) in net assets resulting from operations	110,409,898	(103,473,444)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,889,223)
Service Class	—	(20,015,835)
	—	(26,905,058)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,104,214	4,621,411
Service Class	75,291,292	122,764,583
Reinvestment of dividends and distributions:
Standard Class	—	6,889,223
Service Class	—	20,015,835
	80,395,506	154,291,052
Cost of shares redeemed:
Standard Class	(15,089,282)	(36,567,898)
Service Class	(31,570,493)	(101,437,609)
	(46,659,775)	(138,005,507)
Increase in net assets derived from capital share transactions	33,735,731	16,285,545
NET INCREASE (DECREASE) IN NET ASSETS	144,145,629	(114,092,957)
NET ASSETS:
Beginning of period	1,190,604,417	1,304,697,374
End of period	$1,334,750,046	$1,190,604,417
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–8

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 18.789	$ 20.918	$ 18.287	$ 16.634	$ 17.805	$ 17.455
Income (loss) from investment operations:
Net investment income[3]	0.252	0.451	0.372	0.355	0.296	0.295
Net realized and unrealized gain (loss)	1.483	(2.107)	2.633	1.636	(1.162)	0.314
Total from investment operations	1.735	(1.656)	3.005	1.991	(0.866)	0.609
Less dividends and distributions from:
Net investment income	—	(0.473)	(0.374)	(0.338)	(0.305)	(0.259)
Total dividends and distributions	—	(0.473)	(0.374)	(0.338)	(0.305)	(0.259)
Net asset value, end of period	$ 20.524	$ 18.789	$ 20.918	$ 18.287	$ 16.634	$ 17.805
Total return[4]	9.23%	(7.91%)	16.43%	11.97%	(4.87%)	3.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$295,267	$279,810	$335,958	$318,457	$304,296	$337,563
Ratio of expenses to average net assets	0.68%	0.68%	0.66%	0.68%	0.72%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.81%	0.79%	0.80%	0.81%	0.81%
Ratio of net investment income to average net assets	2.57%	2.16%	1.90%	2.07%	1.72%	1.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.44%	2.02%	1.77%	1.95%	1.63%	1.59%
Portfolio turnover	24%	37%	29%	51%	24%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–9

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 18.759	$ 20.881	$ 18.258	$ 16.613	$ 17.781	$ 17.434
Income (loss) from investment operations:
Net investment income[3]	0.227	0.397	0.322	0.312	0.252	0.251
Net realized and unrealized gain (loss)	1.480	(2.097)	2.626	1.628	(1.158)	0.312
Total from investment operations	1.707	(1.700)	2.948	1.940	(0.906)	0.563
Less dividends and distributions from:
Net investment income	—	(0.422)	(0.325)	(0.295)	(0.262)	(0.216)
Total dividends and distributions	—	(0.422)	(0.325)	(0.295)	(0.262)	(0.216)
Net asset value, end of period	$ 20.466	$ 18.759	$ 20.881	$ 18.258	$ 16.613	$ 17.781
Total return[4]	9.10%	(8.14%)	16.14%	11.68%	(5.09%)	3.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,039,483	$910,794	$968,739	$806,062	$595,518	$499,132
Ratio of expenses to average net assets	0.93%	0.93%	0.91%	0.93%	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.06%	1.06%	1.04%	1.05%	1.06%	1.06%
Ratio of net investment income to average net assets	2.32%	1.91%	1.65%	1.82%	1.47%	1.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.19%	1.77%	1.52%	1.70%	1.38%	1.34%
Portfolio turnover	24%	37%	29%	51%	24%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–10

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Dividend Value Managed Volatility Fund–11

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $750 million of the Fund’s average daily net assets and 0.15% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
BlackRock Investment Management LLC (“BlackRock”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets. SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$36,056
Legal	7,427
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $56,977 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$634,813
Distribution fees payable to LFD	208,415
Printing and mailing fees payable to Lincoln Life	60,101
Shareholder servicing fees payable to Lincoln Life	31,088
LVIP BlackRock Dividend Value Managed Volatility Fund–12

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$303,574,500
Sales	278,097,449
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,121,995,071
Aggregate unrealized appreciation of investments and derivatives	$ 250,348,961
Aggregate unrealized depreciation of investments and derivatives	(38,193,004)
Net unrealized appreciation of investments and derivatives	$ 212,155,957
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 15,182,570	$ 9,057,650	$—	$ 24,240,220
Air Freight & Logistics	6,764,628	—	—	6,764,628
Automobiles	22,797,409	—	—	22,797,409
Banks	152,408,987	—	—	152,408,987
Beverages	19,295,576	6,703,000	—	25,998,576
Building Products	6,642,152	—	—	6,642,152
Capital Markets	40,707,049	—	—	40,707,049
Chemicals	27,254,803	—	—	27,254,803
Communications Equipment	10,053,486	—	—	10,053,486
Construction Materials	—	5,674,279	—	5,674,279
Containers & Packaging	15,665,272	—	—	15,665,272
LVIP BlackRock Dividend Value Managed Volatility Fund–13

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Distributors	$ 2,773,976	$ —	$—	$ 2,773,976
Diversified Consumer Services	2,412,386	—	—	2,412,386
Diversified Financial Services	7,870,146	—	—	7,870,146
Diversified Telecommunication Services	60,284,765	—	—	60,284,765
Electric Utilities	67,986,409	—	—	67,986,409
Electrical Equipment	6,689,884	—	—	6,689,884
Energy Equipment & Services	8,478,391	—	—	8,478,391
Entertainment	1,444,180	—	—	1,444,180
Food Products	15,982,147	13,786,157	—	29,768,304
Gas Utilities	1,707,658	—	—	1,707,658
Health Care Equipment & Supplies	29,520,558	20,454,986	—	49,975,544
Health Care Providers & Services	57,562,556	—	—	57,562,556
Hotels, Restaurants & Leisure	6,026,758	—	—	6,026,758
Household Durables	13,385,669	7,441,072	—	20,826,741
Household Products	8,543,421	—	—	8,543,421
Industrial Conglomerates	9,007,457	8,546,625	—	17,554,082
Insurance	94,891,262	—	—	94,891,262
IT Services	26,353,316	—	—	26,353,316
Leisure Products	1,819,630	—	—	1,819,630
Machinery	7,946,457	—	—	7,946,457
Media	21,534,582	—	—	21,534,582
Multiline Retail	23,378,631	—	—	23,378,631
Multi-Utilities	36,692,619	—	—	36,692,619
Oil, Gas & Consumable Fuels	90,712,166	23,077,833	—	113,789,999
Paper & Forest Products	1,097,575	—	—	1,097,575
Personal Products	10,336,173	—	—	10,336,173
Pharmaceuticals	38,163,519	24,681,683	—	62,845,202
Road & Rail	4,433,050	—	—	4,433,050
Semiconductors & Semiconductor Equipment	28,616,319	—	—	28,616,319
Software	44,157,235	—	—	44,157,235
Specialty Retail	11,685,282	—	—	11,685,282
Technology Hardware, Storage & Peripherals	23,323,293	1,342,812	—	24,666,105
Thrifts & Mortgage Finance	1,930,082	—	—	1,930,082
Tobacco	21,945,014	891,675	—	22,836,689
Trading Companies & Distributors	2,052,792	—	—	2,052,792
Money Market Fund	104,513,621	—	—	104,513,621
Total Investments	$1,212,030,911	$121,657,772	$—	$1,333,688,683
Derivatives:

Assets:
Futures Contracts	$472,095	$—	$—	$472,095
Liabilities:
Futures Contract	$ (9,750)	$—	$—	$ (9,750)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Dividend Value Managed Volatility Fund–14

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	259,503	223,104
Service Class	3,831,357	5,953,353
Shares reinvested:
Standard Class	—	367,413
Service Class	—	1,068,968
	4,090,860	7,612,838
Shares redeemed:
Standard Class	(765,458)	(1,758,760)
Service Class	(1,593,257)	(4,862,890)
	(2,358,715)	(6,621,650)
Net increase	1,732,145	991,188
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.   No foreign currency exchange contracts were outstanding at June 30, 2019.
During the six months ended June 30, 2019, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP BlackRock Dividend Value Managed Volatility Fund–15

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$461,609	Receivables and other assets net of liabilities	$(9,750)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	10,486	Receivables and other assets net of liabilities	—
Total		$472,095		$(9,750)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(59,403,871)	$3,376,878
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(224,092)	564,496
Total		$(59,627,963)	$3,941,374
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$16,655,735	$169,293,453
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2019, the Fund had no assets and liabilities subject to offsetting provisions.
6.  Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP BlackRock Dividend Value Managed Volatility Fund–16

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6.  Credit and Market Risk (continued)
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund–17

LVIP BlackRock Global Allocation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Global Allocation Fund

LVIP BlackRock Global Allocation Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Allocation Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019* to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019* to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19
Actual*
Standard Class Shares	$1,000.00	$1,014.70	0.73%	$1.27
Service Class Shares	1,000.00	1,014.30	0.98%	1.70
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,021.20	0.73%	$3.63
Service Class Shares	1,000.00	1,019.90	0.98%	4.86

*	The Fund commenced operations on April 29, 2019. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 63/365 (to reflect the actual since inception).
**	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Country	Percentage of Net Assets
Common Stock	57.66%
Argentina	0.00%
Australia	0.32%
Brazil	0.56%
Canada	1.67%
Chile	0.02%
China	1.48%
Czech Republic	0.03%
Denmark	0.11%
Finland	0.01%
France	2.80%
Germany	1.56%
Hong Kong	0.84%
India	0.98%
Indonesia	0.04%
Italy	0.58%
Japan	6.56%
Macau	0.00%
Mexico	0.01%
Netherlands	2.33%
Norway	0.00%
Peru	0.01%
Portugal	0.03%
Republic of Korea	0.46%
Singapore	0.52%
South Africa	0.01%
Spain	0.52%
Sweden	0.03%
Switzerland	0.95%
Taiwan	1.30%
Thailand	0.20%
Turkey	0.00%
United Arab Emirates	0.19%
United Kingdom	1.43%
United States	32.11%
Convertible Preferred Stock	0.04%
Preferred Stocks	0.87%
Convertible Bonds	0.04%
Corporate Bonds	6.82%
Loan Agreements	0.14%
Sovereign Bonds	8.00%
U.S. Treasury Obligations	23.32%
Money Market Fund	0.89%
Short-Term Investments	1.86%
Options Purchased	0.51%
Total Investments	100.15%
Security Type/Country	Percentage of Net Assets
Securities Sold Short	(0.06)%
Options Written	(0.44)%
Receivables and Other Assets Net of Liabilities	0.35%
Total Net Assets	100.00%

Top 10 Equity Holdings	Percentage of Net Assets
Alphabet Class C	1.64%
Microsoft	1.52%
Apple	1.24%
JPMorgan Chase & Co.	1.11%
Comcast Class A	0.93%
Amazon.com	0.92%
Danone	0.90%
Nestle	0.90%
Williams	0.86%
Anthem	0.85%
Total	10.87%

LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–57.66%
Argentina–0.00%
YPF ADR	1,806	$ 32,887
		32,887
Australia–0.32%
AGL Energy	10,778	151,576
CSL	73	11,054
Goodman Group	421	4,450
Newcrest Mining	84,772	1,904,505
=†πQuintis Pty	1,064,776	829,754
Rio Tinto (Australian Securities Exchange)	395	28,924
South32	9,623	21,571
		2,951,834
Brazil–0.56%
Ambev	2,428	11,306
†Azul S.A. ADR	92,923	3,107,345
B3 SA - Brasil Bolsa Balcao	192	1,877
Banco do Brasil	1,934	27,086
Banco Santander	1,288	15,379
Engie Brasil Energia	266	3,020
Notre Dame Intermedica Participacoes S.A.	175,795	1,831,680
Petrobras Distribuidora	11,965	77,867
		5,075,560
Canada–1.67%
Bank of Montreal	767	57,937
Barrick Gold	19,398	306,179
Canadian National Railway	1,281	118,558
Canadian Pacific Railway, Ltd.	358	84,317
Enbridge	122,657	4,430,282
Fairfax Financial Holdings	35	17,179
Imperial Oil	2,116	58,590
Magna International	1,703	84,737
Nutrien	887	47,447
Rogers Communications Class B	693	37,096
Suncor Energy	115,334	3,597,720
TC Energy Corp.	92,156	4,568,567
Teck Resources Class B	583	13,454
Thomson Reuters	2,278	146,955
Wheaton Precious Metals	71,022	1,717,588
		15,286,606
Chile–0.02%
Cia Cervecerias Unidas ADR	7,769	219,474
		219,474
□China–1.48%
Agile Group Holdings	30,000	40,159
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China (continued)
Agricultural Bank of China Class H	56,000	$ 23,438
Air China Class H	2,000	2,011
†Alibaba Group Holding ADR	31,703	5,372,073
Anhui Conch Cement Class A	3,800	22,989
Anhui Conch Cement Class H	10,000	62,573
†Baidu ADR	400	46,944
Bank of China Class H	16,000	6,752
Beijing Capital International Airport Class H	22,000	19,280
Beijing Enterprises Holdings	8,000	40,666
BYD Electronic International	10,000	14,309
CGN Power Class H	63,000	17,339
China CITIC Bank Class H	69,000	39,295
China Construction Bank Class H	27,000	23,274
China Hongqiao Group	46,500	32,798
China Longyuan Power Group Class H	14,000	8,996
China Mobile	11,500	104,692
China Petroleum & Chemical Class A	41,100	32,823
China Petroleum & Chemical Class H	184,000	125,344
China Resources Beer Holdings	8,000	38,007
China Resources Cement Holdings	70,000	67,771
China Resources Gas Group	6,000	29,794
China Resources Pharmaceutical Group	1,500	1,690
China Resources Power Holdings	8,000	11,669
China Shenhua Energy Class H	27,000	56,553
CITIC	25,000	35,982
CITIC Securities Class H	4,000	8,343
CNOOC	54,000	92,111
Country Garden Holdings	10,000	15,202
Country Garden Services Holdings	6,000	13,864
Daqin Railway Class A	1,900	2,240
Fosun International	92,500	123,156
Guotai Junan Securities Class H	4,000	7,125
Industrial & Commercial Bank of China Class H	162,000	118,247
†JD.com ADR	1,982	60,035
LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China (continued)
Lenovo Group	22,000	$ 17,034
Logan Property Holdings	4,000	6,468
†New Oriental Education & Technology Group Sponsored ADR	85	8,209
PetroChina Class H	20,000	11,028
Sany Heavy Industry Class A	12,000	22,890
Sinopec Engineering Group Class H	15,000	12,713
Sinopec Shanghai Petrochemical Class H	144,000	57,346
Tencent Holdings	125,400	5,673,019
†Tencent Music Entertainment Group ADR	683	10,238
Tingyi Cayman Islands Holding	18,000	30,071
Tsingtao Brewery Class A	1,100	8,015
Tsingtao Brewery Class H	10,000	63,717
Want Want China Holdings	432,000	351,310
Weichai Power Class H	3,000	5,074
Wuliangye Yibin Class A	600	10,334
Yanzhou Coal Mining Class H	30,000	28,053
Yum China Holdings	9,173	423,793
Zhejiang Expressway Class H	30,000	31,619
Zijin Mining Group Class H	98,000	39,826
		13,528,301
Czech Republic–0.03%
CEZ	12,514	302,418
		302,418
Denmark–0.11%
AP Moller - Maersk Class A	1	1,163
Carlsberg Class B	1,187	157,512
Novo Nordisk Class B	16,989	867,750
		1,026,425
Finland–0.01%
Nokia (London Stock Exchange)	15,125	75,335
		75,335
France–2.80%
Cie de Saint-Gobain	13,763	537,442
Danone	97,544	8,259,265
Dassault Aviation	972	1,397,050
Eiffage	3,076	303,999
Electricite de France	115	1,450
Engie	1,266	19,197
EssilorLuxottica	7,231	942,357
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Kering	263	$ 155,229
Orange	1,243	19,606
Publicis Groupe	2,301	121,449
Renault	1,615	101,535
Safran	28,596	4,183,360
Sanofi	10,037	867,421
Societe Generale	1,141	28,798
Sodexo	30,826	3,603,371
TOTAL	49,843	2,795,881
TOTAL ADR	1,370	76,432
Unibail-Rodamco-Westfield	13,678	2,049,142
Vivendi	2,421	66,439
		25,529,423
Germany–1.56%
adidas	400	123,748
Allianz	465	112,147
Bayer	29,975	2,079,075
Deutsche Boerse	651	91,902
Evonik Industries	1,303	37,966
Fresenius & Co.	65,037	3,531,509
Knorr-Bremse	29,390	3,275,099
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	34	8,522
SAP	481	65,941
Siemens	38,202	4,548,152
Vonovia	7,597	362,907
		14,236,968
■Hong Kong–0.84%
CK Asset Holdings	1,500	11,751
CK Infrastructure Holdings	47,000	383,063
CLP Holdings	30,500	336,104
Hang Lung Properties	190,000	452,012
HKT Trust	199,000	315,885
Hongkong Land Holdings	16,800	108,288
Hysan Development	25,000	129,179
†I-CABLE Communications	30,000	380
Jardine Matheson Holdings	8,700	548,735
Link REIT	26,000	319,941
Power Assets Holdings	18,500	133,090
Sino Land	56,000	93,916
Sun Hung Kai Properties	251,000	4,258,230
Swire Pacific Class A	25,000	307,181
WH Group	14,500	14,709
Wharf Real Estate Investment	37,000	260,755
		7,673,219
India–0.98%
Coal India	107,240	394,245
HCL Technologies	3,737	57,649

LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Hero MotoCorp	9,200	$ 344,127
Hindustan Petroleum	6,505	27,220
Housing Development Finance	94,725	3,007,815
Infosys	3,293	35,145
Maruti Suzuki India	9,134	864,691
Nestle India	13	2,243
Oil & Natural Gas	100,117	243,314
Reliance Industries	216,514	3,929,101
Tata Consultancy Services	49	1,581
Vedanta	587	1,483
Wipro	1,210	4,926
		8,913,540
Indonesia–0.04%
Bank Central Asia	179,200	380,276
		380,276
Italy–0.58%
Enel	436,383	3,044,098
Eni	4,456	74,091
RAI Way	181,580	1,086,057
Snam	48,478	241,170
†Telecom Italia	1,320,985	721,198
Telecom Italia RSP	74,144	38,444
UniCredit	4,230	52,066
		5,257,124
Japan–6.56%
Aeon	1,400	24,093
AGC	300	10,393
Ajinomoto	182,000	3,157,471
Alfresa Holdings	9,500	234,945
Alps Electric	5,100	86,371
Astellas Pharma	203,100	2,894,330
Canon Marketing Japan	8,300	181,581
Daicel	29,500	262,902
Daikin Industries	12,500	1,636,737
Daiwa House Industry	1,300	37,987
Denso	62,200	2,622,731
Dowa Holdings	4,700	151,080
East Japan Railway	49,800	4,663,458
Exedy	5,700	119,698
GS Yuasa	14,200	274,556
Hino Motors	15,600	131,667
Hitachi	4,300	158,209
Hoya	42,500	3,266,303
Japan Airlines	130,300	4,158,618
Japan Aviation Electronics Industry	14,500	213,683
JFE Holdings	1,000	14,725
Kamigumi	8,200	194,452
KDDI	14,900	379,155
Keyence	500	308,361
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kinden	32,800	$ 503,433
Koito Manufacturing	48,900	2,616,955
Kuraray	12,600	150,938
Kyowa Hakko Kirin	900	16,239
Kyudenko	4,400	132,491
Mabuchi Motor	7,900	271,031
Maeda Road Construction	8,500	179,210
Medipal Holdings	11,000	243,304
MEIJI Holdings	200	14,300
Mitsubishi Estate	25,500	475,255
Mitsubishi Heavy Industries	1,500	65,418
Mitsubishi Motors	5,500	26,417
Mitsubishi UFJ Financial Group	24,900	118,598
Mitsui & Co.	1,500	24,484
Murata Manufacturing	92,800	4,177,924
Nichias	12,600	227,102
Nintendo	100	36,690
Nippo	7,700	151,968
Nippon Telegraph & Telephone	7,900	368,058
Nippon Television Holdings	18,300	271,515
NTT DOCOMO	800	18,666
Okumura	10,000	306,455
Olympus	93,200	1,037,212
Ono Pharmaceutical	4,000	71,919
Otsuka Holdings	2,200	71,889
Rohm	17,900	1,206,028
Seino Holdings	11,600	154,926
Seven & i Holdings	5,600	189,736
Shimamura	1,700	127,272
Shin-Etsu Chemical	39,700	3,714,406
Shionogi & Co.	400	23,113
Shiseido	200	15,127
Sompo Holdings	1,500	58,022
Sony	3,000	157,650
Stanley Electric	5,300	130,682
Subaru	150,400	3,661,810
Sumitomo Chemical	7,200	33,526
Sumitomo Mitsui Financial Group	300	10,634
Suzuken Aichi	4,500	264,436
Suzuki Motor	91,600	4,309,422
T&D Holdings	3,800	41,357
Toagosei	31,500	331,864
Toda	42,500	235,625
Tokyo Gas	118,900	2,802,705
Tokyo Steel Manufacturing	43,600	330,129
Toshiba	1,100	34,292
Toyota Industries	46,500	2,564,599
TV Asahi Holdings	13,200	213,316
Yahoo Japan	20,600	60,596
Yamato Holdings	1,000	20,384

LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yamato Kogyo	6,300	$ 184,313
ZOZO	119,500	2,242,651
		59,879,598
Macau–0.00%
Sands China	800	3,822
		3,822
Mexico–0.01%
America Movil	133,618	97,392
Grupo Televisa	6,618	11,171
		108,563
Netherlands–2.33%
ABN AMRO Group CVA	258,048	5,521,580
†Adyen	63	48,597
Aegon	469	2,330
Akzo Nobel	683	64,182
ASML Holding	436	90,727
Koninklijke Philips	146,362	6,363,223
NXP Semiconductors	1,636	159,690
Royal Dutch Shell Class A	181,892	5,923,248
Royal Dutch Shell Class A ADR	46,450	3,022,502
Royal Dutch Shell Class B	2,737	89,682
		21,285,761
Norway–0.00%
Equinor	325	6,447
		6,447
Peru–0.01%
Southern Copper	1,681	65,307
		65,307
Portugal–0.03%
Jeronimo Martins	16,574	267,159
		267,159
Republic of Korea–0.46%
Coway	3,366	225,634
Hana Financial Group	1,846	59,833
Industrial Bank of Korea	2,977	36,245
KB Financial Group	814	32,266
KT&G	24,080	2,054,874
LG Chem	1,134	348,517
LG Electronics	1,949	134,103
NCSoft	747	309,017
POSCO	1,625	344,963
Samsung Electro-Mechanics	39	3,318
Samsung Electronics	470	19,139
Samsung SDS	126	23,488
Shinhan Financial Group	3,005	116,877
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
SK Telecom	1,272	$ 285,323
S-Oil	2,584	187,678
		4,181,275
Singapore–0.52%
CapitaLand	1,407,500	3,675,301
ComfortDelGro	166,100	326,651
Genting Singapore	84,500	57,490
Singapore Telecommunications	117,500	304,127
United Overseas Bank	19,100	369,243
		4,732,812
South Africa–0.01%
Aspen Pharmacare Holdings	2,567	18,323
Kumba Iron Ore	63	2,234
†MultiChoice Group	20	190
Old Mutual	29,933	45,066
		65,813
Spain–0.52%
Banco Bilbao Vizcaya Argentaria	518	2,889
CaixaBank	15,664	44,925
†Cellnex Telecom	127,382	4,712,302
Telefonica	1,320	10,855
		4,770,971
Sweden–0.03%
Assa Abloy Class B	2,218	50,044
Atlas Copco Class A	1,320	42,300
Atlas Copco Class B	1,317	37,864
Sandvik	4,272	78,503
Telefonaktiebolaget LM Ericsson Class B	2,613	24,802
		233,513
Switzerland–0.95%
†Alcon	475	29,331
Cie Financiere Richemont	2,396	203,604
†Glencore	44,966	155,624
†LafargeHolcim	173	8,459
Nestle	79,535	8,233,639
Roche Holding	31	8,717
SGS	17	43,330
Swiss Re	301	30,587
		8,713,291
Taiwan–1.30%
†Cathay Financial Holding	221,000	306,103
Chunghwa Telecom	528,000	1,920,478
Far EasTone Telecommunications	321,000	808,934

LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Formosa Chemicals & Fibre	74,000	$ 245,900
Formosa Petrochemical	57,000	203,554
Formosa Plastics	77,000	284,179
Fubon Financial Holding	267,000	394,560
Globalwafers	2,000	20,347
Hon Hai Precision Industry	151,000	376,732
MediaTek	4,000	40,515
Nan Ya Plastics	97,000	245,622
Taiwan Mobile	245,000	966,290
Taiwan Semiconductor Manufacturing	735,000	5,621,557
Uni-President Enterprises	158,000	420,862
		11,855,633
Thailand–0.20%
Advanced Info Service	60,400	425,704
Intouch Holdings	181,800	376,434
PTT Global Chemical-Foreign	164,400	343,086
Siam Cement	22,500	344,828
Thai Beverage	153,100	93,984
Thai Oil	114,100	247,417
		1,831,453
Turkey–0.00%
Eregli Demir ve Celik Fabrikalari	8,246	11,200
Turkcell Iletisim Hizmetleri	1,321	2,916
		14,116
United Arab Emirates–0.19%
NMC Health	57,259	1,751,880
		1,751,880
United Kingdom–1.43%
AstraZeneca	171	13,980
Berkeley Group Holdings	7,367	349,147
Diageo	1,850	79,624
Fiat Chrysler Automobiles	3,340	46,354
GlaxoSmithKline	4,292	86,032
†GW Pharmaceuticals ADR	2,634	454,075
HSBC Holdings (London Shares)	368,477	3,075,405
Kingfisher	729,073	1,987,219
†Liberty Global Class A	70,215	1,895,103
†Liberty Global Class C	128	3,396
RELX (London Stock Exchange)	207	5,021
†Rolls-Royce Holdings	12,975	138,611
Vodafone Group	3,020,638	4,951,011
		13,084,978
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–32.11%
Abbott Laboratories	5,486	$ 461,373
AbbVie	8,762	637,173
Accenture Class A	1,005	185,694
†Adobe Systems	864	254,578
AES	4,220	70,727
Agilent Technologies	32,344	2,415,126
Air Products & Chemicals	29,460	6,668,860
Allergan	934	156,380
Allstate	186	18,914
Ally Financial	1,684	52,187
†Alphabet Class A	165	178,662
†Alphabet Class C	13,882	15,005,193
Altria Group	89,431	4,234,558
†Amazon.com	4,416	8,362,270
American Tower	2,293	468,804
Ameriprise Financial	1,662	241,256
Amgen	750	138,210
Anthem	27,570	7,780,530
Apple	57,327	11,346,160
AT&T	293	9,818
†Autodesk	683	111,261
†AutoZone	17	18,691
Bank of America	7,702	223,358
Bank of New York Mellon	456	20,132
Baxter International	4,377	358,476
BB&T	350	17,196
†Berkshire Hathaway Class B	4,455	949,672
†Biogen	6,296	1,472,446
Boeing	439	159,800
†Booking Holdings	35	65,615
Boston Properties	271	34,959
Bristol-Myers Squibb	3,781	171,468
Capital One Financial	721	65,424
Cardinal Health	1,587	74,748
Carnival	1,790	83,324
Caterpillar	966	131,656
†Centene	829	43,473
CenterPoint Energy	1,708	48,900
Cerner	39	2,859
CH Robinson Worldwide	5,611	473,288
Charles Schwab	56,595	2,274,553
†Charter Communications Class A	14,910	5,892,134
Chevron	2,464	306,620
Chubb	19,904	2,931,660
Cisco Systems	5,355	293,079
Citigroup	34,813	2,437,954
†Clear Channel Outdoor Holdings	42,977	202,851
†Cloudera	88,522	465,626
Colgate-Palmolive	88,688	6,356,269
Comcast Class A	200,764	8,488,302
ConocoPhillips	1,329	81,069

LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Corning	5,066	$ 168,343
Costco Wholesale	421	111,253
CSX	3,673	284,180
Cummins	416	71,277
CVS Health	39,534	2,154,208
†DaVita	48,108	2,706,556
Delta Air Lines	1,148	65,149
Devon Energy	4,048	115,449
Discover Financial Services	1,174	91,091
†Dollar Tree	42,968	4,614,334
Dover	33,922	3,398,984
†Dow	19,512	962,137
†Dropbox Class A	121,665	3,047,708
DuPont de Nemours	19,512	1,464,766
DXC Technology	2,995	165,174
Eaton	913	76,035
eBay	3,177	125,491
†Edwards Lifesciences	387	71,494
Eli Lilly & Co.	133	14,735
Emerson Electric	88,827	5,926,537
Equinix	6,035	3,043,390
Equity Residential	34,716	2,635,639
Estee Lauder Class A	23	4,212
Exelon	11,005	527,580
Expedia Group	1,487	197,816
Exxon Mobil	61,221	4,691,365
†Facebook Class A	16,105	3,108,265
Ferguson	34,925	2,486,308
Fidelity National Information Services	1,279	156,908
Fifth Third Bancorp	3,440	95,976
†FleetCor Technologies	19,446	5,461,409
Ford Motor	2,324	23,775
Fortune Brands Home & Security	4,280	244,516
General Electric	5,318	55,839
General Motors	3,597	138,592
Gilead Sciences	52,841	3,569,938
Global Payments	2,816	450,926
Goldman Sachs Group	896	183,322
Halliburton	562	12,780
Hartford Financial Services Group	8,936	497,914
HCA Healthcare	18,125	2,449,956
Helmerich & Payne	1,215	61,503
Hewlett Packard Enterprise	7,966	119,092
Home Depot	671	139,548
Honeywell International	1,071	186,986
HP	525	10,915
Humana	168	44,570
Huntsman	2,224	45,459
†IAA	33,998	1,318,442
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†iHeartMedia	2,140	$ 32,207
†Illumina	181	66,635
Intel	4,971	237,962
International Business Machines	1,345	185,475
Intuit	1,189	310,721
†Intuitive Surgical	130	68,191
JBS	3,294	18,066
Johnson & Johnson	54,449	7,583,657
JPMorgan Chase & Co.	90,638	10,133,328
KAR Auction Services	33,998	849,950
KeyCorp	279	4,952
KLA-Tencor	843	99,643
Kroger	4,351	94,460
Lam Research	106	19,911
Lear	345	48,048
†Liberty Broadband Class A	5,643	580,326
†Liberty Broadband Class C	24,590	2,562,770
†Liberty Media-Liberty SiriusXM Class A	20,237	765,161
†Liberty Media-Liberty SiriusXM Class C	33,911	1,287,940
Lockheed Martin	438	159,231
Lowe's	27,529	2,777,951
M&T Bank	116	19,728
Marathon Petroleum	21,593	1,206,617
Marsh & McLennan	57,759	5,761,460
Masco	11,472	450,161
Mastercard Class A	2,158	570,856
McDonald's	584	121,273
McKesson	968	130,090
Medtronic	2,033	197,994
Merck & Co.	38,103	3,194,937
MetLife	3,271	162,471
†Micron Technology	1,272	49,086
Microsoft	103,930	13,922,463
Mondelez International Class A	8,094	436,267
†Monster Beverage	1,101	70,277
Morgan Stanley	53,429	2,340,724
†Mylan	1,596	30,388
Newmont Mining	78,483	3,019,241
NextEra Energy	27,419	5,617,056
NIKE Class B	2,169	182,088
Norfolk Southern	683	136,142
Northrop Grumman	287	92,733
NRG Energy	776	27,253
Occidental Petroleum	708	35,598
Omnicom Group	3,190	261,420
ONEOK	84,261	5,797,999
Oracle	35,127	2,001,185
Packaging Corp. of America	532	50,710
†PayPal Holdings	980	112,171

LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
PepsiCo	5,000	$ 655,650
Pfizer	141,372	6,124,235
Philip Morris International	19,372	1,521,283
Phillips 66	1,331	124,502
Procter & Gamble	3,262	357,678
Progressive	1,409	112,621
=†πProject Lighthouse	8,011	5,127
Prudential Financial	770	77,770
QUALCOMM	36,359	2,765,829
Raytheon	40,691	7,075,351
†Regeneron Pharmaceuticals	7	2,191
Reinsurance Group of America	686	107,037
Rockwell Automation	329	53,900
Ross Stores	1,005	99,616
Royal Caribbean Cruises	958	116,119
=†πSamson Health	32,637	0
Schlumberger	9,353	371,688
Sempra Energy	16,374	2,250,443
†ServiceNow	130	35,694
Stanley Black & Decker	180	26,030
Starbucks	2,310	193,647
Stryker	2,322	477,357
SunTrust Banks	55,253	3,472,651
Synchrony Financial	123	4,264
Sysco	854	60,395
Target	9,951	861,856
Texas Instruments	1,379	158,254
Thermo Fisher Scientific	1,220	358,290
TJX	28,964	1,531,616
Travelers	3,136	468,895
†Twitter	174	6,073
†Uber Technologies	109,407	5,074,297
Union Pacific	1,044	176,551
†United Continental Holdings	1,298	113,640
United Parcel Service Class B	801	82,719
United Technologies	38,169	4,969,604
UnitedHealth Group	22,934	5,596,125
US Bancorp	11,670	611,508
Valero Energy	1,028	88,007
†VeriSign	682	142,647
Verizon Communications	106,842	6,103,883
†Vertex Pharmaceuticals	149	27,324
Visa Class A	3,541	614,541
Vistra Energy	18,449	417,685
VMware Class A	1,208	201,990
Walmart	3,184	351,800
Walt Disney	875	122,185
Waste Management	574	66,222
Wells Fargo & Co.	102,011	4,827,161
Welltower	10,236	834,541
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Western Digital	999	$ 47,502
Weyerhaeuser	21,442	564,782
Williams	278,574	7,811,215
Wyndham Destinations	1,445	63,436
Xcel Energy	844	50,210
Xilinx	828	97,638
Yum Brands	1,514	167,554
Zoetis	777	88,182
		293,215,162
Total Common Stock (Cost $524,663,518)		526,556,944
ΔCONVERTIBLE PREFERRED STOCK–0.04%
United States–0.04%
Wells Fargo & Co.	288	392,890
Total Convertible Preferred Stock (Cost $376,989)		392,890
ΔPREFERRED STOCKS–0.87%
Brazil–0.06%
Braskem 3.94%	2,352	21,542
Itau Unibanco Holding 4.33%	59,694	562,903
		584,445
Germany–0.30%
Henkel & Co. 2.05%	27,932	2,732,289
		2,732,289
Republic of Korea–0.00%
Samsung Electronics 2.75%	608	20,164
		20,164
United States–0.51%
•Citigroup Capital XIII 8.95% (LIBOR03M + 6.37%) 10/30/40	29,282	807,890
=†πFieldwood Energy	8,468	254,040
•GMAC Capital Trust I 8.30% (LIBOR03M + 5.79%) 2/15/40	31,845	832,110
=†πProject Barkley Series C	209,114	535,332
=†πProject Barkley Series D	128,303	324,607
=†πProject Bridge	182,555	1,188,433
=†πProject Lighthouse	93,593	664,510
		4,606,922
Total Preferred Stocks (Cost $7,753,382)		7,943,820

LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS–0.04%
India–0.00%
‡REI Agro 5.50%, excercise price $5.5000 11/13/14	599,000	$ 66
		66
Singapore–0.04%
CapitaLand 1.95%, excercise price $1.9500 10/17/23	500,000	364,527
		364,527
Total Convertible Bonds (Cost $365,372)		364,593
ΔCORPORATE BONDS–6.82%
Australia–0.41%
=@Quintis Australia Pty 0.00% 10/1/28	2,006,979	2,006,979
=@Quintis Australia Pty (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26	1,772,311	1,772,311
		3,779,290
Chile–0.00%
‡Inversiones Alsacia 8.00% 12/31/18	756,795	26,488
		26,488
China–0.06%
Baidu 4.38% 5/14/24	501,000	531,274
		531,274
France–0.08%
Danone S.A. 2.59% 11/2/23	688,000	691,850
		691,850
Japan–0.29%
Mitsubishi UFJ Financial Group 3.78% 3/2/25	263,000	278,798
Sumitomo Mitsui Financial Group 3.94% 10/16/23	1,732,000	1,837,717
Takeda Pharmaceutical 3.80% 11/26/20	474,000	482,757
		2,599,272
Luxembourg–0.02%
Intelsat Jackson Holdings 8.00% 2/15/24	188,000	196,460
		196,460
Netherlands–0.14%
ING Groep
4.10% 10/2/23	929,000	982,050
μ6.00% 4/16/20	329,000	333,014
		1,315,064
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Switzerland–0.05%
UBS Group Funding Switzerland 4.13% 9/24/25		421,000	$ 449,678
			449,678
United Kingdom–0.42%
μHSBC Holdings
3.26% 3/13/23		645,000	657,324
3.80% 3/11/25		369,000	384,688
6.38% 9/17/24		1,253,000	1,297,751
μLloyds Bank 13.00% 1/22/29	GBP	690,000	1,517,078
			3,856,841
United States–5.35%
Allergan Finance 3.45% 3/15/22		591,000	603,639
Allergan Sales 5.00% 12/15/21		314,000	328,468
Altria Group
3.49% 2/14/22		177,000	182,096
3.80% 2/14/24		354,000	369,270
4.40% 2/14/26		1,397,000	1,496,038
American Express
3.70% 8/3/23		1,332,000	1,399,151
μ4.90% 3/15/20		415,000	416,677
Aon 4.50% 12/15/28		149,000	164,129
Apple
3.20% 5/11/27		1,055,000	1,100,945
3.35% 2/9/27		1,087,000	1,142,354
AvalonBay Communities 3.50% 11/15/24		126,000	132,389
Bank of America
3.30% 1/11/23		622,000	641,580
4.00% 1/22/25		333,000	350,496
4.13% 1/22/24		1,379,000	1,475,865
Becton Dickinson & Co.
2.89% 6/6/22		857,000	868,962
3.13% 11/8/21		603,000	612,044
3.36% 6/6/24		284,000	292,700
BP Capital Markets 3.79% 2/6/24		516,000	546,717
Broadcom 3.13% 4/15/21		1,053,000	1,060,176
Capital One Financial
3.20% 1/30/23		448,000	459,619
3.30% 10/30/24		317,000	325,390
Charter Communications Operating 4.46% 7/23/22		606,000	636,993
Cigna
3.40% 9/17/21		844,000	860,739
3.75% 7/15/23		719,000	749,083
μCitigroup
3.35% 4/24/25		1,071,000	1,107,106
5.88% 3/27/20		1,399,000	1,411,724
5.95% 8/15/20		567,000	583,179
Comcast 3.70% 4/15/24		1,233,000	1,309,519

LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
CVS Health 3.70% 3/9/23	1,913,000	$ 1,979,654
Energy Transfer Operating 4.05% 3/15/25	199,000	207,285
Enterprise Products Operating
3.35% 3/15/23	854,000	878,806
3.75% 2/15/25	197,000	208,545
3.90% 2/15/24	209,000	221,534
Fiserv 2.75% 7/1/24	2,196,000	2,218,105
Gilead Sciences
3.25% 9/1/22	623,000	640,540
3.70% 4/1/24	689,000	731,478
Goldman Sachs Group
μ2.91% 6/5/23	623,000	630,034
3.63% 2/20/24	726,000	757,972
μ5.38% 5/10/20	661,000	661,968
Home Depot 2.95% 6/15/29	475,000	487,881
Hughes Satellite Systems 7.63% 6/15/21	118,000	126,555
iHeartCommunications
6.38% 5/1/26	527,564	562,515
8.38% 5/1/27	186,873	196,688
International Business Machines 3.00% 5/15/24	1,345,000	1,382,247
μJPMorgan Chase & Co. 4.02% 12/5/24	830,000	882,618
Kinder Morgan Energy Partners
4.15% 2/1/24	161,000	169,916
4.30% 5/1/24	156,000	165,928
Marsh & McLennan
3.88% 3/15/24	357,000	379,095
4.38% 3/15/29	149,000	164,526
McDonald's 3.35% 4/1/23	386,000	400,905
Morgan Stanley
3.88% 4/29/24	846,000	897,250
μ5.45% 10/15/19	466,000	465,417
NBCUniversal Enterprise 5.25% 12/31/49	513,000	525,492
NextEra Energy Capital Holdings 2.90% 4/1/22	577,000	587,230
Philip Morris International 3.60% 11/15/23	259,000	270,391
μPrudential Financial
5.63% 6/15/43	236,000	250,001
5.88% 9/15/42	355,000	376,426
QUALCOMM
2.60% 1/30/23	313,000	314,296
2.90% 5/20/24	811,000	824,361
Starbucks 3.10% 3/1/23	624,000	642,244
SunTrust Bank 4.00% 5/1/25	255,000	273,264
TransDigm 6.25% 3/15/26	1,601,000	1,689,055
UnitedHealth Group 3.70% 12/15/25	147,000	156,681
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
•USB Capital IX 3.62% (LIBOR03M + 1.02%) 10/29/49		185,000	$ 151,519
Verizon Communications 3.50% 11/1/24		692,000	727,647
Vistra Operations Co. LLC 5.63% 2/15/27		554,000	588,625
Walgreen 3.10% 9/15/22		635,000	646,201
Wells Fargo & Co.
3.07% 1/24/23		124,000	125,994
μ3.20% 6/17/27		2,112,000	2,154,329
3.75% 1/24/24		399,000	419,769
Wells Fargo Bank NA 3.55% 8/14/23		1,149,000	1,200,071
Williams Companies 3.70% 1/15/23		513,000	530,539
Williams Partners 4.55% 6/24/24		300,000	323,470
			48,822,115
Total Corporate Bonds (Cost $61,157,839)			62,268,332
ΔLOAN AGREEMENTS–0.14%
United States–0.14%
•Fieldwood Energy 1st Lien 7.65% (LIBOR01M + 5.25%) 4/11/22		214,228	199,533
•Fieldwood Energy 2nd Lien 9.65% (LIBOR01M + 7.25%) 4/11/23		289,208	243,368
×Hilton Worldwide Finance 0.00% 6/22/26		822,715	824,118
Total Loan Agreements (Cost $1,288,552)			1,267,019
ΔSOVEREIGN BONDS–8.00%
Argentina–0.37%
Argentine Republic Government International Bond
≠3.38% 1/15/23	EUR	497,000	442,052
5.25% 1/15/28	EUR	124,000	102,992
5.88% 1/11/28		1,470,000	1,121,794
6.88% 1/26/27		1,492,000	1,200,515
7.82% 12/31/33	EUR	554,125	526,048
			3,393,401
Australia–0.25%
Australia Government Bonds 3.00% 3/21/47	AUD	2,654,000	2,293,597
			2,293,597
Canada–0.17%
Canadian Government Bond 0.75% 3/1/21	CAD	2,085,000	1,572,153
			1,572,153

LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
France–1.28%
French Republic Government Bond OAT
0.50% 5/25/29	EUR	7,015,332	$ 8,377,929
1.25% 5/25/34	EUR	2,596,839	3,334,683
			11,712,612
Germany–1.73%
Bundesrepublik Deutschland Bundesanleihe 0.25% 2/15/29	EUR	13,151,155	15,802,845
			15,802,845
Italy–0.63%
Italy Buoni Poliennali Del Tesoro 3.00% 8/1/29	EUR	4,676,000	5,764,741
			5,764,741
Japan–3.57%
≠Japan Treasury Discount Bill
0.00% 7/1/19	JPY	488,100,000	4,527,199
0.00% 8/5/19	JPY	904,550,000	8,391,054
0.00% 8/13/19	JPY	1,509,950,000	14,007,459
0.00% 8/26/19	JPY	608,450,000	5,644,705
			32,570,417
Total Sovereign Bonds (Cost $71,415,062)			73,109,766
U.S. TREASURY OBLIGATIONS–23.32%
U.S. Treasury Inflation Protected Security
0.50% 4/15/24		16,915,063	17,130,538
0.63% 4/15/23		4,086,952	4,136,003
U.S. Treasury Notes
1.50% 11/30/19		5,068,100	5,055,232
2.00% 5/31/24		61,989,000	62,723,909
2.25% 4/30/24		4,891,100	5,002,583
×2.38% 5/15/29		68,495,000	70,790,652
×2.63% 1/31/26		27,344,600	28,648,275
2.88% 11/30/25		4,379,800	4,652,254
×3.00% 10/31/25		13,876,800	14,835,437
Total U.S. Treasury Obligations (Cost $210,029,786)			212,974,883

	Number of Shares
MONEY MARKET FUND–0.89%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.31%)	8,180,321	8,180,321
Total Money Market Fund (Cost $8,180,321)		8,180,321

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–1.86%
U.S. TREASURY OBLIGATIONS–1.86%
≠U.S. Treasury Bills
2.25% 8/8/19	10,000,000	$ 9,976,620
2.29% 8/22/19	5,000,000	4,983,786
2.33% 8/1/19	2,000,000	1,996,056
		16,956,462
Total Short-Term Investments (Cost $16,956,462)		16,956,462

	Number of Contracts
OPTIONS PURCHASED–0.51%
Call Options Purchased–0.44%
Agilent Technologies Strike price $71, expiration date 1/17/20, notional amount $907,877 NSI	12,787	97,317
Alibaba Group Holding Strike price $162.5, expiration date 1/17/20, notional amount $911,625 BOA	5,610	115,717
Alibaba Group Holding Strike price $167, expiration date 11/22/19, notional amount $1,091,679 CITI	6,537	102,679
Alphabet Strike price $1,225, expiration date 1/17/20, notional amount $1,982,050 CITI	1,618	40,906
Anadarko Petroleum Strike price $67.5, expiration date 1/17/20, notional amount $1,147,838 CITI	17,005	94,583
Apple Strike price $180, expiration date 12/20/19, notional amount $2,148,660 CITI	11,937	294,737
Apple Strike price $185, expiration date 9/20/19, notional amount $928,700 MSC	5,020	91,678
AUD vs. USD Strike price AUD0.7075, expiration date 7/11/19, notional amount AUD9,210,943 MSC	13,019,000	24,276
BP Strike price $45, expiration date 1/17/20, notional amount $3,574,260 CITI	79,428	62,344
CVS Health Strike price $78.5, expiration date 1/17/20, notional amount $938,860 CITI	11,960	1,937

LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
Emerson Electric Strike price $65, expiration date 12/20/19, notional amount $1,952,470 BOA	30,038	$ 147,031
EUR vs. USD Strike price EUR1.139, expiration date 7/12/19, notional amount EUR20,753,719 BOA	18,221,000	108,858
Euro STOXX 50 Strike price EUR3,600, expiration date 10/18/19, notional amount EUR2,289,600 CSI	636	29,072
Euro STOXX 50 Strike price EUR3,600, expiration date 3/20/20, notional amount EUR910,800 CSI	253	24,114
Euro STOXX 50 Index Strike price EUR3,450, expiration date 8/16/19, notional amount EUR2,677,200 CSI	776	65,293
Euro STOXX 50 Index Strike price EUR3,475, expiration date 7/26/19, notional amount EUR2,821,700 UBS	812	43,588
Euro STOXX 50 Index Strike price EUR3,500, expiration date 7/19/19, notional amount EUR1,575,000 UBS	450	14,846
Euro STOXX 50 Index Strike price EUR3,500, expiration date 7/19/19, notional amount EUR2,257,500 CSI	645	21,279
Euro STOXX 50 Index Strike price EUR3,525, expiration date 7/19/19, notional amount EUR2,689,575 BNP	763	16,497
Euro STOXX Bank Index Strike price EUR110, expiration date 3/19/21, notional amount EUR1,286,450 CITI	11,695	25,283
Euro STOXX Bank Index Strike price EUR110, expiration date 6/18/21, notional amount EUR1,635,480 CITI	14,868	30,152
Facebook Strike price $185, expiration date 9/20/19, notional amount $1,393,790 UBS	7,534	124,132
Facebook Strike price $195, expiration date 12/20/19, notional amount $2,953,470 UBS	15,146	248,970
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
FedEx Strike price $162, expiration date 1/17/20, notional amount $2,118,798 CSI	13,079	$ 203,526
FedEx Strike price $170, expiration date 10/18/19, notional amount $1,023,570 CITI	6,021	47,127
GBP vs. USD Strike price GBP1.34, expiration date 10/8/19, notional amount GBP20,050,668 CITI	14,963,185	38,005
Halliburton Strike price $50, expiration date 1/17/20, notional amount $1,650,250 CITI	33,005	144
Johnson & Johnson Strike price $155, expiration date 1/17/20, notional amount $1,880,615 CITI	12,133	15,645
JPMorgan Chase & Strike price $114.5, expiration date 1/17/20, notional amount $1,370,336 CITI	11,968	58,777
Kroger Strike price $25, expiration date 1/17/20, notional amount $748,775 NSI	29,951	23,088
Lowe's Companies Strike price $97.5, expiration date 10/18/19, notional amount $983,190 NSI	10,084	76,328
Lowe's Companies Strike price $98, expiration date 1/17/20, notional amount $1,026,256 NSI	10,472	99,720
Marathon Petroleum Strike price $55, expiration date 12/20/19, notional amount $1,471,470 MSC	26,754	144,287
Marathon Petroleum Strike price $64, expiration date 1/17/20, notional amount $2,356,928 CITI	36,827	86,841
NASDAQ 100 Index Strike price $7,800, expiration date 7/12/19, notional amount $8,104,200 MSC	1,039	60,352
NASDAQ 100 Index Strike price $7,825, expiration date 7/19/19, notional amount $3,012,625 CITI	385	27,792
NASDAQ 100 Index Strike price $7,950, expiration date 7/19/19, notional amount $2,090,850 BCLY	263	8,497

LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
QUALCOMM Strike price $70, expiration date 10/18/19, notional amount $1,097,950 MSC	15,685	$ 139,775
QUALCOMM Strike price $71, expiration date 1/17/20, notional amount $1,168,518 CITI	16,458	159,124
S&P 500 Index Strike price $2,970, expiration date 7/5/19, notional amount $24,175,800 GSI	8,140	67,358
S&P 500 Index Strike price $2,975, expiration date 7/19/19, notional amount $3,495,625 GSI	1,175	24,198
S&P 500 Index Strike price $2,975, expiration date 8/30/19, notional amount $4,120,375 NSI	1,385	67,550
S&P 500 Index Strike price $2,975, expiration date 9/20/19, notional amount $5,491,850 SOC	1,846	111,202
S&P 500 Index Strike price $2,985, expiration date 7/19/19, notional amount $3,662,595 BOA	1,227	20,448
S&P 500 Index Strike price $2,995, expiration date 7/19/19, notional amount $24,582,960 BOA	8,208	109,117
Schlumberger Strike price $45, expiration date 1/17/20, notional amount $996,165 CITI	22,137	33,840
Schlumberger Strike price $70, expiration date 1/17/20, notional amount $1,914,640 CITI	27,352	620
SPDR Gold Shares Strike price $126, expiration date 9/20/19, notional amount $4,837,896 CITI	38,396	321,061
SPDR Gold Shares Strike price $128, expiration date 7/19/19, notional amount $1,874,944 CITI	14,648	81,977
SPDR Gold Shares Strike price $136, expiration date 8/16/19, notional amount $4,208,520 JPMC	30,945	60,787
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
Sumitomo Mitsui Financial Group, Inc. Strike price JPY4,756.3349, expiration date 3/13/20, notional amount JPY166,533,554 CITI	35,013	$ 7,241
Sumitomo Mitsui Financial Group, Inc. Strike price JPY4,816.24, expiration date 9/11/20, notional amount JPY136,203,267 CITI	28,280	11,496
Sumitomo Mitsui Financial Group, Inc. Strike price JPY4,894.869, expiration date 12/11/20, notional amount JPY138,426,895 CITI	28,280	11,570
Taiwan Semiconductor Manufacturing Strike price $40, expiration date 1/17/20, notional amount $837,880 CSI	20,947	58,186
TOPIX Bank Index Strike price JPY191.28, expiration date 12/13/19, notional amount JPY128,568,278 CITI	672,147	303
TOPIX Bank Index Strike price JPY191.2806, expiration date 12/13/19, notional amount JPY243,183,443 CITI	1,271,344	573
TOPIX Bank Index Strike price JPY192.0414, expiration date 4/10/20, notional amount JPY155,057,107 CITI	807,415	1,927
TOPIX Bank Index Strike price JPY194.0398, expiration date 3/13/20, notional amount JPY176,063,177 CITI	907,356	1,514
TOTAL S.A. Strike price $70, expiration date 9/20/19, notional amount $4,212,460 CITI	60,178	274
USD vs. JPY Strike price $108.5, expiration date 7/11/19, notional amount $988,869,000 BNP	9,114,000	21,409
		4,026,968

LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Swaptions Purchased–0.07%
10 yr Constant Maturity Swap receive 0.5%, expiration date 2/27/20, notional amount $36,787,748 GSI	73,575,496	$ 47,239
10 yr Constant Maturity Swap receive 0.5%, expiration date 8/27/20, notional amount $37,132,279 GSI	74,264,558	84,417
5 yr IRS receive a fixed rate 2.15% and pay a floating rate based on 3-month USD LIBOR, expiration date 9/20/19, notional amount $99,314,950 NSI	46,193,000	544,384
		676,040
Total Options Purchased (Cost $4,286,844)		4,703,008
Total Options (Cost $4,286,844)		4,703,008

TOTAL INVESTMENTS–100.15% (Cost $906,474,127)	914,718,038

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK SOLD SHORT–(0.06)%
Japan–(0.06)%
SUMCO	(44,900)	$ (535,210)
Total Common Stock Sold Short (Proceeds $568,510)		(535,210)

	Number of Contracts
OPTIONS WRITTEN–(0.44)%
Put Options Written–(0.27)%
Agilent Technologies Strike price $61, expiration date 1/17/20, notional amount $(679,052) NSI	(11,132)	(14,311)
Alibaba Group Holding Strike price $135, expiration date 1/17/20, notional amount $(505,035) BOA	(3,741)	(13,702)
Alibaba Group Holding Strike price $140, expiration date 11/22/19, notional amount $(594,860) CITI	(4,249)	(14,334)
Alphabet Strike price $860, expiration date 1/17/20, notional amount $(1,391,480) CITI	(1,618)	(20,068)
BP Strike price $36, expiration date 1/17/20, notional amount $(2,859,408) CITI	(79,428)	(67,737)
CVS Health Strike price $56, expiration date 1/17/20, notional amount $(669,760) CITI	(11,960)	(63,761)
Emerson Electric Strike price $55, expiration date 12/20/19, notional amount $(826,045) BOA	(15,019)	(15,263)
Euro STOXX Bank Index Strike price EUR106.3798, expiration date 6/18/21, notional amount EUR(1,137,732) CITI	(10,695)	(369,956)
Euro STOXX Bank Index Strike price EUR110.23, expiration date 3/19/21, notional amount EUR(1,158,738) CITI	(10,512)	(364,830)
FedEx Strike price $130, expiration date 1/17/20, notional amount $(960,310) CSI	(7,387)	(24,414)
FedEx Strike price $140, expiration date 10/18/19, notional amount $(421,400) CITI	(3,010)	(8,341)
GBP vs. USD Strike price GBP1.25, expiration date 10/08/19, notional amount GBP(18,703,981) CITI	(14,963,185)	(165,322)
Johnson & Johnson Strike price $109, expiration date 1/17/20, notional amount $(1,322,497) CITI	(12,133)	(15,988)
Kroger Strike price $21, expiration date 1/17/20, notional amount $(314,517) NSI	(14,977)	(24,013)
Lowe's Companies Strike price $80, expiration date 1/17/20, notional amount $(598,480) NSI	(7,481)	(13,651)
Lowe's Companies Strike price $82.5, expiration date 10/18/19, notional amount $(616,193) NSI	(7,469)	(6,570)
Marathon Petroleum Strike price $46, expiration date 12/20/19, notional amount $(876,484) MSC	(19,054)	(35,970)
LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Put Options Written (continued)
Marathon Petroleum Strike price $49, expiration date 1/17/20, notional amount $(1,804,523) CITI	(36,827)	$ (111,078)
QUALCOMM Strike price $57, expiration date 1/17/20, notional amount $(469,053) CITI	(8,229)	(11,542)
S&P 500 Index Strike price $2,645, expiration date 9/20/19, notional amount $(2,412,240) SOC	(912)	(17,168)
S&P 500 Index Strike price $2,725, expiration date 8/30/19, notional amount $(1,853,000) NSI	(680)	(12,895)
Schlumberger Strike price $33, expiration date 1/17/20, notional amount $(730,521) CITI	(22,137)	(31,523)
Sumitomo Mitsui Financial Group, Inc. Strike price JPY3,786.5967, expiration date 12/11/20, notional amount JPY(71,388,708) CITI	(18,853)	(82,796)
Sumitomo Mitsui Financial Group, Inc. Strike price JPY3,820.96, expiration date 9/11/20, notional amount JPY(72,036,559) CITI	(18,853)	(73,288)
Sumitomo Mitsui Financial Group, Inc. Strike price JPY3,832.7747, expiration date 3/13/20, notional amount JPY(134,196,941) CITI	(35,013)	(100,157)
Taiwan Semiconductor Manufacturing Strike price $35.5, expiration date 1/17/20, notional amount $(371,827) CSI	(10,474)	(15,622)
TOPIX Bank Index Strike price JPY155.7984, expiration date 3/13/20, notional amount JPY(141,364,613) CITI	(907,356)	(190,104)
TOPIX Bank Index Strike price JPY156.5876, expiration date 12/13/19, notional amount JPY(199,076,706) CITI	(1,271,344)	(259,326)
TOPIX Bank Index Strike price JPY156.59, expiration date 12/13/19, notional amount JPY(105,251,499) CITI	(672,147)	(137,116)
TOPIX Bank Index Strike price JPY157.8162, expiration date 4/10/20, notional amount JPY(127,423,167) CITI	(807,415)	(189,573)
		(2,470,419)
Call Options Written–(0.10)%
Agilent Technologies Strike price $81, expiration date 1/17/20, notional amount $(1,035,747) NSI	(12,787)	(34,026)
Alibaba Group Holding Strike price $195, expiration date 11/22/19, notional amount $(1,274,715) CITI	(6,537)	(35,263)
Alibaba Group Holding Strike price $202.5, expiration date 1/17/20, notional amount $(1,136,025) BOA	(5,610)	(32,071)
Anadarko Petroleum Strike price $76, expiration date 1/17/20, notional amount $(1,292,380) CITI	(17,005)	(13,470)
Apple Strike price $200, expiration date 12/20/19, notional amount $(2,387,400) CITI	(11,937)	(151,931)
Apple Strike price $215, expiration date 9/20/19, notional amount $(1,079,300) MSC	(5,020)	(18,481)
Comcast Strike price $37.5, expiration date 1/17/20, notional amount $(1,115,888) CITI	(29,757)	(175,512)
Emerson Electric Strike price $75, expiration date 12/20/19, notional amount $(2,252,850) BOA	(30,038)	(28,639)
Euro STOXX Bank Index Strike price EUR135, expiration date 6/18/21, notional amount EUR(2,007,180) CITI	(14,868)	(7,713)
Facebook Strike price $225, expiration date 12/20/19, notional amount $(3,407,850) UBS	(15,146)	(88,244)
FedEx Strike price $190, expiration date 1/17/20, notional amount $(2,485,010) CSI	(13,079)	(65,660)
FedEx Strike price $195, expiration date 10/18/19, notional amount $(1,174,095) CITI	(6,021)	(9,464)
JPMorgan Chase & Strike price $125.5, expiration date 1/17/20, notional amount $(1,501,984) CITI	(11,968)	(16,849)
Lowe's Companies Strike price $115, expiration date 10/18/19, notional amount $(1,159,660) NSI	(10,084)	(10,869)
Lowe's Companies Strike price $115, expiration date 1/17/20, notional amount $(1,204,280) NSI	(10,472)	(28,386)
Marathon Petroleum Strike price $65, expiration date 12/20/19, notional amount $(1,739,010) MSC	(26,754)	(47,166)
Marathon Petroleum Strike price $73, expiration date 1/17/20, notional amount $(2,688,371) CITI	(36,827)	(29,792)
QUALCOMM Strike price $85, expiration date 10/18/19, notional amount $(1,333,225) MSC	(15,685)	(31,838)
QUALCOMM Strike price $86, expiration date 1/17/20, notional amount $(1,415,388) CITI	(16,458)	(52,447)
Sumitomo Mitsui Financial Group, Inc. Strike price JPY5,679.8951, expiration date 3/13/20, notional amount JPY(198,870,167) CITI	(35,013)	(919)
TOPIX Bank Index Strike price JPY221.2854, expiration date 12/13/19, notional amount JPY(281,329,866) CITI	(1,271,344)	(54)
TOPIX Bank Index Strike price JPY221.29, expiration date 12/13/19, notional amount JPY(148,739,410) CITI	(672,147)	(29)
TOPIX Bank Index Strike price JPY233.8722, expiration date 4/10/20, notional amount JPY(188,831,922) CITI	(807,415)	(207)
TOPIX Bank Index Strike price JPY237.4745, expiration date 3/13/20, notional amount JPY(215,473,912) CITI	(907,356)	(130)
USD vs. ZAR Strike price $15, expiration date 7/03/19, notional amount $(56,054,760) CITI	(3,736,984)	(1,869)
USD vs. ZAR Strike price $15.25, expiration date 9/25/19, notional amount $(41,144,500) BOA	(2,698,000)	(26,322)
		(907,351)
Call Swaptions Written–(0.07)%
5 yr IRS pay a fixed rate 1.55% and receive a floating rate based on 3-month USD LIBOR, expiration date 7/25/19, notional amount $(17,918,000) GSI	(11,560,000)	(12,170)
LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Call Swaptions Written (continued)
5 yr IRS pay a fixed rate 1.55% and receive a floating rate based on 3-month USD LIBOR , expiration date 9/25/19, notional amount $(17,918,000) GSI	(11,560,000)	$ (46,813)
5 yr IRS pay a fixed rate 1.55% and receive a floating rate based on 3-month USD LIBOR , expiration date 12/27/19, notional amount $(11,950,500) GSI	(7,710,000)	(50,427)
5 yr IRS pay a fixed rate 1.90% and receive a floating rate based on 3-month USD LIBOR, expiration date 9/20/19, notional amount $(87,766,700) NSI	(46,193,000)	(544,384)
		(653,794)
Total Options Written (Premiums received $3,170,569)		(4,031,564)

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	3,155,002
NET ASSETS APPLICABLE TO 89,985,332 SHARES OUTSTANDING–100.00%	$913,306,266
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND STANDARD CLASS ($913,296,121 / 89,984,332 Shares)	$10.150
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND SERVICE CLASS ($10,145 / 1,000 Shares)	$10.145
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$899,928,329
Distributable earnings/(accumulated loss)	13,377,937
TOTAL NET ASSETS	$913,306,266

Δ Securities have been classified by country of origin.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Consolidated Financial Statements."
† Non-income producing.
□ Securities listed and traded on the Hong Kong Stock Exchange.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@ PIK. 100% of the income received was in the form of additional par.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
× Delayed settlement. Interest rate to be determined upon settlement date.
≠ The rate shown is the effective yield at the time of purchase.
× Fully or partially pledged as collateral for derivatives.
LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2019, the aggregate value of restricted securities was $3,801,803, which represented 0.42% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Fieldwood Energy	4/29/2019	$ 287,912	$ 254,040
Project Barkley Series C	4/29/2019	512,330	535,332
Project Barkley Series D	4/29/2019	310,493	324,607
Project Bridge	4/29/2019	1,159,224	1,188,433
Project Lighthouse	4/29/2019	80	5,127
Project Lighthouse Series F	4/29/2019	534,416	664,510
Quintis Pty	4/29/2019	532,104	829,754
Samson Health	4/29/2019	—	—
Total		$3,336,559	$3,801,803

★ Includes $7,505 cash collateral held at brokers for swap contracts, $206,262 cash collateral held at brokers for certain open bilateral derivatives, $11,058 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $3,023,747 payable for securities purchased, $346,288 payable for fund share redeemed, $48,835 variation margin due to brokers on centrally cleared interest rate swap contracts, $63,549 other accrued expenses payable, $506,541 due to manager and affiliates and $25,262 variation margin due to broker on futures contracts as of June 30, 2019.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2019:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(2,013,000)	USD	1,421,580	7/25/19	$ 7,066	$ —
BNP	EUR	1,871,000	USD	(2,112,726)	7/25/19	19,339	—
BNP	GBP	2,918,000	USD	(3,821,561)	7/19/19	—	(112,194)
BNP	JPY	(488,100,000)	USD	4,401,977	7/1/19	—	(125,595)
BNP	JPY	951,708,000	USD	(8,599,555)	7/25/19	245,362	—
BNP	JPY	733,216,000	USD	(6,743,500)	8/16/19	81,425	—
BOA	EUR	3,928,000	USD	(4,444,757)	9/12/19	47,928	—
BOA	EUR	(5,873,000)	USD	6,660,628	9/19/19	—	(60,094)
BOA	GBP	1,740,000	USD	(2,223,772)	8/23/19	—	(8,388)
BOA	ZAR	19,630,116	USD	(1,368,000)	7/25/19	21,257	—
CITI	EUR	(16,350,000)	USD	18,506,173	8/14/19	—	(154,037)
CITI	EUR	8,350,000	USD	(9,374,049)	8/14/19	155,783	—
CITI	EUR	3,975,108	USD	(4,486,796)	9/13/19	60,100	—
CITI	GBP	3,329,000	USD	(4,319,770)	8/16/19	—	(82,554)
CITI	INR	(44,502,000)	USD	623,554	8/9/19	—	(18,335)
CITI	INR	37,648,000	USD	(533,782)	8/9/19	9,247	—
CITI	INR	(157,914,000)	USD	2,237,899	8/30/19	—	(33,428)
CITI	NOK	14,093,000	USD	(1,634,704)	8/1/19	19,147	—
CITI	ZAR	37,769,000	USD	(2,516,759)	9/19/19	137,805	—
DB	GBP	37,000	USD	(47,287)	8/23/19	—	(178)
GSI	EUR	8,000,000	USD	(8,997,121)	8/14/19	133,257	—
GSI	EUR	3,956,000	USD	(4,511,326)	9/20/19	16,022	—
HSBC	INR	646,486,000	USD	(9,157,155)	8/9/19	167,651	—
HSBC	INR	(639,632,000)	USD	9,099,124	8/9/19	—	(126,821)
JPMC	EUR	(8,019,757)	USD	9,163,220	9/13/19	—	(10,117)
MSC	JPY	488,100,000	USD	(4,538,227)	7/1/19	—	(10,656)
Total Foreign Currency Exchange Contracts						$1,121,389	$(742,397)
LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
115	E-mini MSCI Emerging Markets Index	$ 6,057,050	$ 5,995,238	9/20/19	$61,812	$ —
(8)	E-Mini NASDAQ 100	(1,231,000)	(1,227,662)	9/20/19	—	(3,338)
(38)	E-mini S&P 500 Index	(5,593,980)	(5,558,302)	9/20/19	—	(35,678)
(11)	Euro STOXX 50 Index	(433,531)	(430,404)	9/20/19	—	(3,127)
(3)	FTSE 100 Index	(280,748)	(279,535)	9/20/19	—	(1,213)
(176)	Yen Denominated Nikkei 225 Index	(17,389,417)	(17,344,613)	9/12/19	—	(44,804)
Total Futures Contracts					$61,812	$(88,160)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Sold/Moody's Ratings
CDX.NA.HY.32- Quarterly[4]	253,156	5.00%	6/20/24	$18,992	$(17,924)	$1,068	$—
Swap Contracts1
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Rate Received	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
GSI- Receive amounts based on S&P 500 and pay variable yearly payments based on LIBOR12M.	253,088	(1.00%)	12/18/20	$(2,125)	$—	$(2,125)
BNP- Receive amounts based on S&P 500 and pay variable yearly payments based on LIBOR12M.	318,150	(1.00%)	12/17/21	(1,838)	—	(1,837)
Total TRS Contracts					$—	$(3,962)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[5]	Termination Date[6]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities
JPM - AAC Technologies Holdings - Monthly	(8,000)	2.10%	7/8/2019	(43,360)	$(2,054)	$—	$(2,054)
LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[5]	Termination Date[6]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equity (continued)
JPM - Activision Blizzard - Monthly	(829)	2.20%	7/8/2019	(38,186)	$(943)	$—	$(943)
JPM - Advanced Micro Devices - Monthly	(4,201)	2.20%	7/8/2019	(138,079)	10,495	10,495	—
CITI - Advantech - Monthly	(7,000)	0.65%	7/22/2019	(58,867)	(632)	—	(632)
CITI - AmerisourceBergen - Monthly	(38)	2.23%	7/22/2019	(3,174)	(66)	—	(66)
CITI - Aptiv - Monthly	(1,245)	2.23%	7/22/2019	(97,496)	(3,137)	—	(3,137)
JPM - Autohome - Monthly	(586)	1.75%	7/8/2019	(54,779)	4,606	4,606	—
CITI - Baker Hughes a GE - Monthly	(597)	2.23%	7/22/2019	(14,758)	54	54	—
CITI - Bollore - Monthly	(1,163)	2.13%	7/22/2019	(5,066)	(72)	—	(72)
JPM - Bollore - Monthly	(2,079)	2.12%	7/8/2019	(9,180)	(6)	—	(6)
CITI - Boston Scientific - Monthly	(2,196)	2.23%	7/22/2019	(92,254)	(2,130)	—	(2,130)
JPM - Brilliance China Automotive Holdings - Monthly	(60,000)	2.10%	7/8/2019	(69,609)	(3,074)	—	(3,074)
JPM - Brown-Forman - Monthly	(78)	2.20%	7/8/2019	(32,804)	142	142	—
JPM - BT Group - Monthly	(11,656)	2.15%	7/8/2019	(44,731)	1,600	1,600	—
JPM - Cenovus Energy - Monthly	(12,319)	1.82%	7/8/2019	(103,987)	(6,942)	—	(6,942)
CITI - China Everbright International - Monthly	(40,000)	2.10%	7/22/2019	(37,892)	976	976	—
JPM - China Everbright International - Monthly	(23,000)	2.10%	7/8/2019	(21,794)	567	567	—
CITI - China Evergrande Group - Monthly	(2,000)	0.90%	7/22/2019	(11,342)	65	65	—
JPM - China Gas Holdings - Monthly	(3,000)	2.10%	7/8/2019	(9,947)	(1,208)	—	(1,208)
CITI - China International Capital - Monthly	(24,800)	1.40%	7/22/2019	(50,351)	322	322	—
CITI - China Molybdenum - Monthly	(30,000)	1.40%	7/22/2019	(9,447)	(37)	—	(37)
JPM - China Southern Airlines - Monthly	(64,000)	2.10%	7/8/2019	(40,854)	(3,710)	—	(3,710)
JPM - China State Construction International Holdings - Monthly	(92,000)	2.10%	7/8/2019	(93,700)	(744)	—	(744)
JPM - Clorox - Monthly	(85)	2.20%	7/8/2019	(15,209)	313	313	—
JPM - Coles Group - Monthly	(263)	2.10%	7/8/2019	(8,564)	(88)	—	(88)
JPM - Conagra Brands - Monthly	(3,096)	2.20%	7/8/2019	(90,640)	8,534	8,534	—
JPM JPM- Concho Resources - Monthly	(585)	2.20%	7/8/2019	(58,436)	(1,924)	—	(1,924)
JPM - Constellation Brands - Monthly	(214)	2.20%	7/8/2019	(53,173)	(1,066)	—	(1,066)
LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[5]	Termination Date[6]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equity (continued)
CITI - Continental - Monthly	(395)	2.13%	7/22/2019	(57,600)	$(77)	$—	$(77)
JPM - Daiichi Sankyo - Monthly	(600)	2.12%	7/8/2019	(33,969)	2,587	2,587	—
CITI - Daimler - Monthly	(245)	2.13%	7/22/2019	(13,327)	(323)	—	(323)
JPM - Daimler - Monthly	(2,072)	2.12%	7/8/2019	(113,631)	(1,812)	—	(1,812)
JPM - Deere & Co - Monthly	(364)	2.20%	7/8/2019	(57,827)	(5,788)	—	(5,788)
CITI - Digital Realty Trust - Monthly	(321)	2.23%	7/22/2019	(39,550)	1,740	1,740	—
JPM - Digital Realty Trust - Monthly	(255)	2.20%	7/8/2019	(29,792)	(245)	—	(245)
CITI - DISH Network - Monthly	(941)	2.23%	7/22/2019	(36,313)	169	169	—
CITI - Dominion Energy - Monthly	(670)	2.23%	7/22/2019	(53,077)	1,273	1,273	—
JPM - FamilyMart UNY Holdings - Monthly	(1,900)	2.12%	7/8/2019	(60,893)	(858)	—	(858)
JPM - Fast Retailing - Monthly	(100)	2.12%	7/8/2019	(119,269)	(817)	—	(817)
JPM - Fortescue Metals Group - Monthly	(651)	2.10%	7/8/2019	(3,704)	(417)	—	(417)
CITI - Fortive - Monthly	(253)	2.23%	7/22/2019	(20,407)	(218)	—	(218)
CITI - Freeport-McMoRan - Monthly	(9,242)	2.23%	7/22/2019	(104,804)	(2,495)	—	(2,495)
CITI - Galaxy Entertainment Group - Monthly	(7,000)	2.10%	7/22/2019	(45,700)	(1,474)	—	(1,474)
JPM - Geely Automobile Holdings - Monthly	(2,000)	2.10%	7/8/2019	(9,886)	(125)	—	(125)
CITI - Great Wall Motor - Monthly	(37,500)	0.40%	7/22/2019	(29,241)	243	243	—
JPM - Hess - Monthly	(129)	2.20%	7/8/2019	(7,560)	(640)	—	(640)
CITI - Hormel Foods - Monthly	(3,397)	2.23%	7/22/2019	(143,150)	5,435	5,435	—
CITI - Hotai Motor - Monthly	(3,000)	1.15%	7/22/2019	(50,650)	1,583	1,583	—
CITI - Huazhu Group - Monthly	(3,083)	2.23%	7/22/2019	(105,223)	(6,536)	—	(6,536)
JPM - Hyundai Steel - Monthly	(65)	2.05%	7/8/2019	(2,240)	(113)	—	(113)
CITI - Industrias Penoles - Monthly	(800)	1.90%	7/22/2019	(10,651)	352	352	—
JPM - iQIYI - Monthly	(5,723)	1.42%	7/8/2019	(104,101)	(14,079)	—	(14,079)
CITI - Korea Shipbuilding & Offshore Engineering - Monthly	(238)	1.90%	7/22/2019	(25,210)	784	784	—
CITI - LG Display - Monthly	(2,737)	1.90%	7/22/2019	(42,244)	(68)	—	(68)
JPM - LG Display - Monthly	(1,860)	2.05%	7/8/2019	(26,916)	(1,839)	—	(1,839)
CITI - Linde - Monthly	(562)	2.23%	7/22/2019	(114,300)	1,450	1,450	—
CITI - LINE - Monthly	(800)	(0.10%)	7/22/2019	(22,358)	(29)	—	(29)
JPM - LINE - Monthly	(1,400)	(0.20%)	7/8/2019	(39,463)	285	285	—
LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[5]	Termination Date[6]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equity (continued)
JPM - Lojas Americanas - Monthly	(4,900)	2.30%	7/8/2019	(20,502)	$(619)	$—	$(619)
CITI - Lotte - Monthly	(832)	1.40%	7/22/2019	(32,158)	453	453	—
JPM - Lotte - Monthly	(182)	1.56%	7/8/2019	(6,626)	(309)	—	(309)
JPM - Lotte Shopping - Monthly	(67)	2.05%	7/8/2019	(9,102)	(211)	—	(211)
JPM - Makita - Monthly	(300)	2.12%	7/8/2019	(10,470)	279	279	—
JPM - mBank - Monthly	(13)	1.90%	7/8/2019	(1,471)	(28)	—	(28)
CITI - Meituan Dianping - Monthly	(4,400)	1.65%	7/22/2019	(35,888)	(2,691)	—	(2,691)
JPM - Neste Oyj - Monthly	(111)	2.15%	7/8/2019	(3,708)	(64)	—	(64)
CITI - Nippon Paint Holdings - Monthly	(500)	2.05%	7/22/2019	(23,336)	48	48	—
JPM - Nippon Paint Holdings - Monthly	(1,900)	2.12%	7/8/2019	(76,598)	2,884	2,884	—
CITI - NVIDIA - Monthly	(253)	2.23%	7/22/2019	(38,623)	(2,927)	—	(2,927)
CITI - Pembina Pipeline - Monthly	(1,082)	2.23%	7/22/2019	(39,739)	(627)	—	(627)
JPM - Petroleo Brasileiro - Monthly	(253)	2.30%	7/8/2019	(1,982)	8	8	—
JPM - PGE Polska Grupa Energetyczna - Monthly	(618)	1.90%	7/8/2019	(1,510)	(80)	—	(80)
CITI - Reckitt Benckiser Group - Monthly	(61)	2.13%	7/22/2019	(4,934)	110	110	—
JPM - Santander Bank Polska - Monthly	(133)	1.90%	7/8/2019	(13,153)	(72)	—	(72)
JPM - Saputo - Monthly	(593)	2.20%	7/8/2019	(17,653)	(135)	—	(135)
CITI - Shanghai Fosun Pharmaceutical Group - Monthly	(500)	2.10%	7/22/2019	(1,472)	(41)	—	(41)
JPM - Shenzhou International Group Holdings - Monthly	(3,400)	2.10%	7/8/2019	(42,038)	(4,703)	—	(4,703)
CITI - Sherwin-Williams - Monthly	(115)	2.23%	7/22/2019	(53,585)	882	882	—
JPM - Sherwin-Williams - Monthly	(127)	2.20%	7/8/2019	(59,887)	1,684	1,684	—
CITI - Shopify - Monthly	(309)	2.23%	7/22/2019	(96,101)	3,033	3,033	—
CITI - Sino Biopharmaceutical - Monthly	(24,000)	2.10%	7/22/2019	(24,099)	(447)	—	(447)
JPM - SMC - Monthly	(200)	2.12%	7/8/2019	(69,891)	(4,677)	—	(4,677)
JPM - Square - Monthly	(476)	2.20%	7/8/2019	(52,496)	(1,028)	—	(1,028)
JPM - Sunny Optical Technology Group - Monthly	(6,900)	2.10%	7/8/2019	(70,850)	(7,785)	—	(7,785)
JPM - Suzano - Monthly	(7,399)	1.90%	7/8/2019	(59,654)	(3,687)	—	(3,687)
CITI - Swisscom - Monthly	(92)	2.13%	7/22/2019	(46,473)	228	228	—
CITI - T Rowe Price Group - Monthly	(229)	2.23%	7/22/2019	(24,517)	(607)	—	(607)
JPM - Tesla - Monthly	(417)	1.25%	7/8/2019	(102,821)	(4,412)	—	(4,412)
JPM - Ultrapar Participacoes - Monthly	(2,975)	1.90%	7/8/2019	(15,477)	(203)	—	(203)
LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[5]	Termination Date[6]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equity (continued)
JPM - Vipshop Holdings - Monthly	(1,480)	2.20%	7/8/2019	(11,100)	$(1,672)	$—	$(1,672)
CITI - Volkswagen - Monthly	(775)	2.13%	7/22/2019	(132,182)	(1,218)	—	(1,218)
CITI CITI- Volkswagen - Monthly	(603)	2.13%	7/22/2019	(100,958)	(824)	—	(824)
CITI - Worldpay - Monthly	(415)	0.00%	7/22/2019	(50,937)	79	79	—
CITI - Wuxi Biologics Cayman - Monthly	(5,000)	2.10%	7/22/2019	(44,356)	(540)	—	(540)
CITI - Xiaomi - Monthly	(117,400)	2.10%	7/22/2019	(149,535)	(737)	—	(737)
CITI CITI- ZTE - Monthly	(5,800)	0.90%	7/22/2019	(16,371)	(370)	—	(370)
CITI - ZTO Express Cayman - Monthly	(6,958)	2.23%	7/22/2019	(132,480)	(557)	—	(557)
Total Short Equities						$53,263	$(107,057)
Total CFD Swap Contracts						$53,263	$(107,057)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2019.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of (20)-230 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1 Week USD-LIBOR, 1-Month USD-LIBOR and Federal Funds Rate.
[6] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
CAD–Canadian Dollar
CDX.NA.HY–Credit Default Swap Index North America High Yield
CITI–Citigroup Global Markets
CSI–Credit Suisse International
CVA–Dutch Certificate
DB–Deutsche Bank
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
INR–Indian Rupee
LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
IRS–Interest Rate Swap
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR–London Interbank Offered Rate
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
NOK–Norwegian Krone
NSI–Nomura Securities International
OAT–Obligations Assimilables du Tresor (Treasury Obligations)
PIK–Payment-in-kind
REIT–Real Estate Investment Trust
RSP–Risparmio Italian Savings Shares
S&P–Standard & Poor’s
SOC–Societe Generale
SPDR–Standard & Poor’s Depositary Receipt
TOPIX–Tokyo Stock Price Index
USD–United States Dollar
yr–Year
ZAR–South African Rand
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Operations
Period April 29, 2019* to June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 3,020,187
Interest	1,480,245
Foreign Taxes Withheld	(231,211)
4,269,221
EXPENSES:
Management fees	1,009,181
Shareholder servicing fees	45,025
Accounting and administration expenses	30,176
Custodian fees	22,438
Professional fees	16,374
Interest expense	12,235
Pricing fees	10,356
Reports and statements to shareholders	6,977
Trustees’ fees and expenses	4,708
Consulting fees	508
Distribution fees-Service Class	4
Other	5,724
1,163,706
Less:
Expenses reimbursed	(18,082)
Total operating expenses	1,145,624
NET INVESTMENT INCOME	3,123,597
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments**	1,789,648
Foreign currencies	(163,571)
Foreign currency exchange contracts	2,206
Futures contracts	(186,598)
Securities sold short	(66,079)
Options purchased	1,229,784
Options written	(478,148)
Swap contracts	411,124
Net realized gain	2,538,366
Net change in unrealized appreciation (depreciation) of:
Investments***	7,827,747
Foreign currencies	3,802
Foreign currency exchange contracts	378,992
Futures contracts	(26,348)
Securities sold short	33,300
Options purchased	416,164
Options written	(860,995)
Swap contracts	(56,688)
LVIP BlackRock Global Allocation Fund
Consolidated Statement of Operations (continued)

Net change in unrealized appreciation (depreciation)	7,715,974
NET REALIZED AND UNREALIZED GAIN	10,254,340
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,377,937

*	Date of commencement of operations.
**	Includes $133 capital gains taxes paid.
***	Includes $57 change in capital gain taxes accrued.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Changes in Net Assets
4/29/19* to 6/30/19 (unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,123,597
Net realized gain	2,538,366
Net change in unrealized appreciation (depreciation)	7,715,974
Net increase in net assets resulting from operations	13,377,937
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	913,085,352
Service Class	10,000
913,095,352
Cost of shares redeemed:
Standard Class	(13,167,023)
(13,167,023)
Increase in net assets derived from capital share transactions	899,928,329
NET INCREASE IN NET ASSETS	913,306,266
NET ASSETS:
Beginning of period	—
End of period	$913,306,266

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout the period were as follows:
	Standard Class	Service Class
	4/29/19 *,1 to 6/30/19 (unaudited)	4/29/19 *,1 to 6/30/19 (unaudited)
Net asset value, beginning of period	$ 10.000	$ 10.000
Income from investment operations:
Net investment income[2]	0.035	0.030
Net realized and unrealized gain	0.115	0.115
Total from investment operations	0.150	0.145
Net asset value, end of period	$ 10.150	$10.145
Total return[3]	1.47%	1.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$913,296	$ 10
Ratio of expenses to average net assets	0.73%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.99%
Ratio of net investment income to average net assets	2.01%	1.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.00%	1.75%
Portfolio turnover	35%	35%

*	Date of commencement of operations.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek high total investment return.
1. Basis for Consolidation
LVIP BlackRock Global Allocation Fund Cayman, Ltd. is a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. The Fund may invest up to 25% of its total assets in the shares of the Subsidiary. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of June 30, 2019, the net assets of the Subsidiary were $5,533,626, which represented 0.61% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, interest rate swap contracts, interest rate swap option contracts (swaptions) and contracts for difference ("CFD") are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the
LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on the Fund's federal income tax return through the period April 29, 2019* through June 30, 2019, and has concluded that no provision for federal income tax is required in the Fund's consolidated financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Consolidated Statement of Operations. During the period April 29, 2019* through June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.
Use of Estimates–The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the period April 29, 2019* through June 30, 2019.
* Date of commencement of operations
3. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding interest expense) exceed 0.73% of the average daily net assets for the Standard Class and 0.98% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the period April 29, 2019* through June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 17,675	$ 17,675
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund's and the Subsidiary's investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Consolidated Statement of Operations. For the period April 29, 2019* through June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$8,393
Legal	1,702
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Consolidated Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Consolidated Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,452 for the period April 29, 2019* through June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 3. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$ 11,058
Management fees payable to LIAC	481,600
Distribution fees payable to LFD	2
Printing and mailing fees payable to Lincoln Life	3,452
Shareholder servicing fees payable to Lincoln Life	21,487
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
* Date of commencement of operations
4. Investments
For the period April 29, 2019* through June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$130,731,353
Purchases of U.S. government securities	184,414,503
Sales other than U.S. government securities	63,035,164
Sales of U.S. government securities	232,375,491
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$902,717,124
Aggregate unrealized appreciation of investments and derivatives	$ 24,886,732
Aggregate unrealized depreciation of investments and derivatives	(17,174,560)
Net unrealized appreciation of investments and derivatives	$ 7,712,172
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 32,887	$ —	$ —	$ 32,887
Australia	—	2,122,080	829,754	2,951,834
Brazil	5,075,560	—	—	5,075,560
Canada	15,286,606	—	—	15,286,606
Chile	219,474	—	—	219,474
China	5,921,292	7,607,009	—	13,528,301
Czech Republic	—	302,418	—	302,418
Denmark	—	1,026,425	—	1,026,425
Finland	—	75,335	—	75,335
France	7,227,530	18,301,893	—	25,529,423
Germany	3,275,099	10,961,869	—	14,236,968
Hong Kong	315,885	7,357,334	—	7,673,219
India	—	8,913,540	—	8,913,540
Indonesia	—	380,276	—	380,276
Italy	1,086,057	4,171,067	—	5,257,124
Japan	—	59,879,598	—	59,879,598
Macau	—	3,822	—	3,822
Mexico	108,563	—	—	108,563
Netherlands	3,182,192	18,103,569	—	21,285,761
Norway	—	6,447	—	6,447
Peru	65,307	—	—	65,307
Portugal	—	267,159	—	267,159
Republic of Korea	510,957	3,670,318	—	4,181,275
Singapore	—	4,732,812	—	4,732,812
South Africa	190	65,623	—	65,813
Spain	—	4,770,971	—	4,770,971
Sweden	—	233,513	—	233,513
Switzerland	29,331	8,683,960	—	8,713,291
Taiwan	966,290	10,889,343	—	11,855,633
Thailand	1,311,765	519,688	—	1,831,453
Turkey	—	14,116	—	14,116
United Arab Emirates	—	1,751,880	—	1,751,880
United Kingdom	2,352,574	10,732,404	—	13,084,978
United States	290,723,727	2,486,308	5,127	293,215,162
Convertible Preferred Stock	392,890	—	—	392,890
Preferred Stocks
Brazil	584,445	—	—	584,445
Germany	—	2,732,289	—	2,732,289
Republic of Korea	—	20,164	—	20,164
United States	1,640,000	—	2,966,922	4,606,922
Convertible Bonds	—	364,593	—	364,593
Corporate Bonds
Australia	—	—	3,779,290	3,779,290
Chile	—	26,488	—	26,488
China	—	531,274	—	531,274
France	—	691,850	—	691,850
Japan	—	2,599,272	—	2,599,272
Luxembourg	—	196,460	—	196,460
Netherlands	—	1,315,064	—	1,315,064
Switzerland	—	449,678	—	449,678
United Kingdom	—	3,856,841	—	3,856,841
United States	—	48,822,115	—	48,822,115
Loan Agreements	—	1,267,019	—	1,267,019
Sovereign Bonds	—	73,109,766	—	73,109,766
U.S. Treasury Obligations	—	212,974,883	—	212,974,883
Money Market Fund	8,180,321	—	—	8,180,321
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Investment	$ —	$ 16,956,462	$ —	$ 16,956,462
Options Purchased	4,703,008	—	—	4,703,008
Total Investments	$353,191,950	$553,944,995	$7,581,093	$914,718,038
Liabilities:
Common Stock Sold Short	$ —	$ (535,210)	$ —	(535,210)
Total Investments	$ —	$ (535,210)	$ —	$ (535,210)
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$1,121,389	$—	$ 1,121,389
Futures Contract	$ 61,812	$ —	$—	$ 61,812
Swap Contracts	$ —	$ 54,331	$—	$ 54,331
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (742,397)	$—	$ (742,397)
Futures Contracts	$ (88,160)	$ —	$—	$ (88,160)
Options Written	$(4,031,564)	$ —	$—	$(4,031,564)
Swap Contracts	$ —	$ (111,019)	$—	$ (111,019)
During the period April 29, 2019* through June 30, 2019, there were no material transfers to or from Level 3 investments.
* Date of commencement of operations
5. Capital Shares
Transactions in capital shares were as follows:
4/29/19 * to
6/30/19
Shares sold:
Standard Class	91,310,587
Service Class	1,000
Shares reinvested:
Standard Class	—
Service Class	—
91,311,587
Shares redeemed:
Standard Class	(1,326,255)
Service Class	—
(1,326,255)
Net increase	89,985,332

*	Date of commencement of operations.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.   At June 30, 2019, the Fund received securities with a value of $43,450 as collateral for foreign currency exchange contracts.
During the period April 29, 2019* through June 30, 2019, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to hedge the U.S. dollar value of securities it already owns that are denomintated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the period April 29, 2019* through June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securites against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities and as a cash management tool.
Options Contracts–During the period April 29, 2019* through June 30, 2019, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the period April 29, 2019* through June 30, 2019, the Fund used options contracts, including swaptions, to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund’s exposure to changes in foreign currencies; to adjust the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; as a cash management tool; selling put options to purchase the underlying security for the Fund at a price lower than the current market value of the security; to facilitate investments in portfolio securities; to offset capital losses and to receive premiums for writing options.
Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and CFDs in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on
LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.
During the period April 29, 2019* through June 30, 2019, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the period April 29, 2019* through June 30, 2019, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the Consolidated Statement of Net Assets, at June 30, 2019, the notional value of the protection sold was USD 253,156, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2019, net unrealized appreciation of the protection sold was $1,068.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the period April 29, 2019* through June 30, 2019, the Fund used CDS contracts to gain exposure to certain securities or markets.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of
LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the period April 29, 2019* through June 30, 2019, the Fund used total return swap contracts to gain exposure to markets the Fund invests in and to preserve a return or spread on portfolio investments.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the period April 29, 2019* through June 30, 2019, the Fund used contracts for difference to obtain short exposure on foreign equity securities.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Consolidated Statement of Net Assets.
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Net Assets Location	Fair Value	Consolidated Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$1,121,389	Receivables and other assets net of liabilities	$ (742,397)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	61,812	Receivables and other assets net of liabilities	(88,160)
Options purchased (Equity contracts)	Receivables and other assets net of liabilities	3,370,595	Receivables and other assets net of liabilities	—
Options purchased (Currency contracts)	Receivables and other assets net of liabilities	192,548	Receivables and other assets net of liabilities	—
Options purchased (Interest rate contracts)	Receivables and other assets net of liabilities	676,040	Receivables and other assets net of liabilities	—
Options purchased (Commodity contracts)	Receivables and other assets net of liabilities	463,825	Receivables and other assets net of liabilities	—
Options written (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(3,184,257)
Options written (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(193,513)
Options written (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(653,794)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	53,263	Receivables and other assets net of liabilities	(111,019)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	1,068	Receivables and other assets net of liabilities	—
Total		$5,940,540		$(4,973,140)
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Consolidated Statement of Operations for the period April 29, 2019* through June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 2,206	$ 378,992
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(186,598)	(26,348)
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	259,056	18,925
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	—	(139,093)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	970,728	204,161
Options purchased (Commodity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	—	332,171
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(132,645)	(450,214)
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	12,992	41,713
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(358,495)	(452,494)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	172,468	(57,756)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	—	1,068
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	238,656	—
Total		$ 978,368	$(148,875)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the period April 29, 2019* through June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$70,400,800	$38,975,400
Futures contracts (average notional value)	5,042,293	12,582,751
Options contracts (average value)	2,937,708	4,034,190
CDS contracts (average notional value)**	—	253,156
Interest rate swap contracts (average notional value)***	14,719,758	26,105,126
Total return swap contracts (average notional value)	1,245,302	—
Contracts for difference swap contract (average notional volume)	—	681,307

LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
**Long represents buying protection and short represents selling protection.
***Long represent paying floating interest payments and short represent receiving floating interest payments.
* Date of commencement of operations
At June 30, 2019, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Barclays Bank	$ 30,000
BNP Paribas	130,000
Total	$160,000
At June 30, 2019, the Fund received cash collateral and securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Bank of America Merrill Lynch	$ 140,000	$ —
Credit Suisse International	330,000	—
Goldman Sachs	500,000	—
Hong Kong Shanghai Bank	—	43,450
JPMorgan Chase Bank	40,000	—
Nomura Securities International	310,000	—
UBS AG	20,000	206,399
Total	$1,340,000	$249,849
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Net Assets.
At June 30, 2019, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ 570,356	$ (184,479)	$ 385,877
Barclays Bank PLC	8,497	—	8,497
BNP Paribas SA	391,098	(239,627)	151,471
Citigroup Global Markets	1,959,833	(3,089,721)	(1,129,888)
Credit Suisse International	401,470	(105,696)	295,774
Deutsche Bank	—	(179)	(179)
Goldman Sachs International	372,491	(111,535)	260,956
Hong Kong Shanghai Bank	167,651	(126,821)	40,830
JPMorgan Chase Bank	94,771	(88,294)	6,477
Morgan Stanley Capital	460,369	(144,111)	316,258
Nomura Securities International	908,387	(689,105)	219,282
Societe Generale	111,202	(17,168)	94,034
UBS AG	431,536	(88,244)	343,292
Total	$5,877,661	$(4,884,980)	$ 992,681

LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 6. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$ 385,877	$ —	$(140,000)	$ —	$—	$ 245,877
Barclays Bank PLC	8,497	—	—	8,497	—	16,994
BNP Paribas SA	151,471	—	—	31,535	—	183,006
Citigroup Global Markets	(1,129,888)	—	—	100,682	—	(1,029,206)
Credit Suisse International	295,774	—	(295,774)	—	—	—
Deutsche Bank	(179)	—	—	—	—	(179)
Goldman Sachs International	260,956	—	(260,956)	—	—	—
Hong Kong Shanghai Bank	40,830	(40,830)	—	—	—	—
JPMorgan Chase Bank	6,477	—	(6,477)	—	—	—
Morgan Stanley Capital	316,258	—	—	305,864	—	622,122
Nomura Securities International	219,282	—	(219,282)	—	—	—
Societe Generale	94,034	—	—	—	—	94,034
UBS AG	343,292	(206,399)	(20,000)	—	—	116,893
Total	$ 992,681	$(247,229)	$(942,489)	$446,578	$—	$ 249,541

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
7.  Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the period April 29, 2019* through June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 2. Restricted securities have been identified on the Statement of Net Assets.
* Date of commencement of operations
LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the consolidated financial statements.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's consolidated financial statements.
LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Other Fund Information (unaudited)
Approval of Investment Management and Subadvisory Agreements
On December 3-4, 2018, the Board of Trustees (the “Board”) of the Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and LIAC and (ii) the approval of the sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock”) (collectively, with the investment management agreement, the “Advisory Agreements” and each individually an “Advisory Agreement”) for the Fund. The trustees of the Trust who were not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and BlackRock prior to the meetings, and were advised by their independent legal counsel regarding their fiduciary duties pertaining to approval of investment management and sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and BlackRock provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in-person presentation by representatives of BlackRock, information comparing the management fee and estimated operating expense ratio of the Fund to other funds, information about estimated profitability and/or financial condition and compliance and regulatory matters. The Board noted that LIAC and BlackRock provided services to other funds in the Trust. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of The Lincoln National Life Insurance Company (“Lincoln Life”), LIAC and BlackRock to consider the approval of the Advisory Agreements.
The Board determined that, given the totality of the information provided with respect to each Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreements. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Investment Management Agreement
Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services to be provided to the Fund by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered that LIAC provided investment management services to the other funds in the Trust and that as part of the annual contract renewal process, that LIAC provided and the Board reviewed extensive information about the services provided by LIAC. The Board reviewed the services provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC and that Lincoln Life was proposed to provide administrative services to the Fund under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Fund had not commenced operations.
Management Fee. The Board reviewed the Fund’s investment management fee and estimated expense ratio, and reviewed information comparing the investment management fee and expense ratio to those of a peer group of funds included in the Morningstar Variable Annuity World Allocation funds category.
The Board noted that the net investment management fee for the Fund was the same as the median gross investment management fee of the peer group and above the median gross investment management fee of the category. The Board also considered that the Fund’s estimated operating expense ratio for standard class shares was lower than the median gross expense ratio of the peer group and the category. In light of the nature, quality and extent of services to be provided by LIAC, the Board concluded that the Fund’s investment management fee was reasonable.
Economies of Scale. The Board considered the extent to which economies of scale would be realized with respect to the management of the Fund as the Fund grows and whether the fee levels reflect a reasonable sharing of economies of scale. The Board considered that the Fund had not commenced operations.
Profitability. The Board also reviewed the estimated profitability analysis of LIAC with respect to the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.
Fallout Benefits. Because of its relationship with the Funds, LIAC and its affiliates may receive certain benefits. The Board considered materials previously provided as to any such benefits to LIAC and its affiliates. Lincoln Life serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Life and its affiliated insurance companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the insurance companies holding fund shares on behalf of contract holders.
LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund
Other Fund Information (unaudited) (continued)
Approval of Sub-Advisory Agreement
Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and BlackRock on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by BlackRock under the sub-advisory agreement. The Board considered that BlackRock provides sub-advisory services to other funds in the Trust and that the Board had also reviewed extensive information regarding BlackRock during the annual contract renewal process that was completed in September 2018. The Board reviewed the services to be provided by BlackRock, the background of the investment professionals servicing the Fund, BlackRock’s experience and the reputation, resources and investment approach of BlackRock. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters. The Board concluded that the services to be provided by BlackRock were expected to be satisfactory.
Performance. With respect to performance, the Board considered that the Fund had not commenced operations.
Sub-Advisory Fee and Economies of Scale. The Board considered the proposed sub-advisory fee schedule, which contains breakpoints, compared to the sub-advisory fees of similar funds for which BlackRock serves as sub-adviser. The Board considered that LIAC compensates BlackRock from its fees and that the sub-advisory fee schedule was negotiated between LIAC and BlackRock, an unaffiliated third party. The Board concluded that the sub-advisory fees were reasonable.
Profitability and Fallout Benefits. The Board noted that the sub-advisory fee schedule was negotiated between LIAC and BlackRock, an unaffiliated third party, and that LIAC compensates BlackRock from its fees. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, may increase analyst coverage and sales of BlackRock proprietary products, that research may be obtained with soft dollars, which may be used to manage other accounts, and that to the extent that the Fund’s assets are invested in BlackRock-sponsored funds, that BlackRock would receive a management fee from the underlying funds.
Overall Conclusions
Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that approval of the Advisory Agreements is in the best interest of the Fund.
LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Managed Risk Fund
(formerly LVIP BlackRock Global Allocation V.I. Managed Risk Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Global Allocation Managed Risk Fund
(formerly LVIP BlackRock Global Allocation V.I. Managed Risk Fund)

LVIP BlackRock Global Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,096.70	0.15%	$0.78
Service Class Shares	1,000.00	1,094.80	0.50%	2.60
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.00	0.15%	$0.75
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Allocation Managed Risk Fund–1

LVIP BlackRock Global Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
LVIP BlackRock Global Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	97.12%
Investment Company	97.12%
Global Multi-Asset Fund	97.12%
Unaffiliated Investment	2.91%
Investment Company	2.91%
Money Market Fund	2.91%
Total Investments	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%
LVIP BlackRock Global Allocation Managed Risk Fund–2

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–97.12%
INVESTMENT COMPANY–97.12%
Global Multi-Asset Fund–97.12%
✧✧LVIP BlackRock Global Allocation Fund	89,984,332	$ 913,071,012
Total Affiliated Investment (Cost $899,820,893)		913,071,012
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.91%
INVESTMENT COMPANY–2.91%
Money Market Fund–2.91%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	27,347,773	$ 27,347,773
Total Unaffiliated Investment (Cost $27,347,773)		27,347,773

TOTAL INVESTMENTS–100.03% (Cost $927,168,666)	940,418,785
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(283,692)
NET ASSETS APPLICABLE TO 86,642,055 SHARES OUTSTANDING–100.00%	$940,135,093

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
273	U.S. Treasury 5 yr Notes	$32,256,656	$31,787,656	9/30/19	$469,000	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–3

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Affiliated investment, at value	$913,071,012
Unaffiliated investment, at value	27,347,773
Receivable for securities sold	280,045
Cash collateral held at broker for futures contracts	180,179
Dividends and interest receivable	52,776
Receivable for fund shares sold	13,320
Prepaid expenses	2,992
Variation margin due from broker on futures contracts	151
TOTAL ASSETS	940,948,248
LIABILITIES:
Due to manager and affiliates	367,189
Due to custodian	224,593
Payable for fund shares redeemed	174,699
Other accrued expenses payable	46,674
TOTAL LIABILITIES	813,155
TOTAL NET ASSETS	$940,135,093
Affiliated investment, at cost	$899,820,893
Unaffiliated investment, at cost	27,347,773
Standard Class:
Net Assets	$ 160,985
Shares Outstanding	14,667
Net Asset Value Per Share	$ 10.976
Service Class:
Net Assets	$939,974,108
Shares Outstanding	86,627,388
Net Asset Value Per Share	$ 10.851
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$946,486,672
Distributable earnings/(accumulated loss)	(6,351,579)
TOTAL NET ASSETS	$940,135,093
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–4

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investment	$ 301,048
Interest from unaffiliated investment	11,075
312,123
EXPENSES:
Management fees	2,523,138
Distribution fees-Service Class	1,610,664
Shareholder servicing fees	133,478
Accounting and administration expenses	61,540
Reports and statements to shareholders	34,928
Professional fees	18,099
Trustees’ fees and expenses	13,610
Custodian fees	3,297
Consulting fees	2,094
Pricing fees	92
Other	32,804
4,433,744
Less:
Management fees waived	(2,154,923)
Total operating expenses	2,278,821
NET INVESTMENT LOSS	(1,966,698)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investment	(1,164,614)
Futures contracts	(5,407,050)
Net realized loss	(6,571,664)
Net change in unrealized appreciation (depreciation) of:
Affiliated investment	92,332,649
Foreign currencies	(6,547)
Futures contracts	(36,857)
Net change in unrealized appreciation (depreciation)	92,289,245
NET REALIZED AND UNREALIZED GAIN	85,717,581
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,750,883
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,966,698)	$ 4,751,681
Net realized gain (loss)	(6,571,664)	30,437,690
Net change in unrealized appreciation (depreciation)	92,289,245	(109,879,235)
Net increase (decrease) in net assets resulting from operations	83,750,883	(74,689,864)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	586	1,853
Service Class	19,423,782	61,868,031
	19,424,368	61,869,884
Cost of shares redeemed:
Standard Class	(18,995)	(13,332)
Service Class	(62,218,319)	(122,173,243)
	(62,237,314)	(122,186,575)
Decrease in net assets derived from capital share transactions	(42,812,946)	(60,316,691)
NET INCREASE (DECREASE) IN NET ASSETS	40,937,937	(135,006,555)
NET ASSETS:
Beginning of period	899,197,156	1,034,203,711
End of period	$940,135,093	$ 899,197,156
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–5

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.008	$ 10.789	$ 9.631	$ 9.480	$ 10.490	$ 10.709
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.004)	0.088	0.121	0.107	0.109	0.299
Net realized and unrealized gain (loss)	0.972	(0.869)	1.148	0.162	(0.565)	(0.319)
Total from investment operations	0.968	(0.781)	1.269	0.269	(0.456)	(0.020)
Less dividends and distributions from:
Net investment income	—	—	(0.111)	(0.072)	(0.107)	(0.108)
Net realized gain	—	—	—	(0.046)	(0.447)	(0.091)
Total dividends and distributions	—	—	(0.111)	(0.118)	(0.554)	(0.199)
Net asset value, end of period	$ 10.976	$ 10.008	$ 10.789	$ 9.631	$ 9.480	$ 10.490
Total return[4]	9.67%	(7.24%)	13.20%	2.85%	(4.32%)	(0.21%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 161	$ 164	$ 189	$ 170	$ 265	$ 304
Ratio of expenses to average net assets[5]	0.15%	0.14%	0.12%	0.10%	0.11%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.61%	0.81%	0.79%	0.78%	0.81%	0.80%
Ratio of net investment income (loss) to average net assets	(0.08%) [6]	0.82%	1.17%	1.13%	1.05%	2.77%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.55%) [6]	0.15%	0.50%	0.45%	0.35%	2.07%
Portfolio turnover	102% [7]	8%	6%	9%	8%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–6

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.911	$ 10.722	$ 9.575	$ 9.459	$ 10.466	$ 10.684
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.022)	0.050	0.084	0.074	0.072	0.260
Net realized and unrealized gain (loss)	0.962	(0.861)	1.141	0.160	(0.561)	(0.317)
Total from investment operations	0.940	(0.811)	1.225	0.234	(0.489)	(0.057)
Less dividends and distributions from:
Net investment income	—	—	(0.078)	(0.072)	(0.071)	(0.070)
Net realized gain	—	—	—	(0.046)	(0.447)	(0.091)
Total dividends and distributions	—	—	(0.078)	(0.118)	(0.518)	(0.161)
Net asset value, end of period	$ 10.851	$ 9.911	$ 10.722	$ 9.575	$ 9.459	$ 10.466
Total return[4]	9.48%	(7.56%)	12.81%	2.50%	(4.66%)	(0.55%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$939,974	$899,033	$1,034,015	$988,969	$975,859	$806,422
Ratio of expenses to average net assets[5]	0.50%	0.49%	0.47%	0.45%	0.46%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	1.16%	1.14%	1.13%	1.16%	1.15%
Ratio of net investment income (loss) to average net assets	(0.43%) [6]	0.47%	0.82%	0.78%	0.70%	2.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.90%) [6]	(0.20%)	0.15%	0.10%	—	1.72%
Portfolio turnover	102% [7]	8%	6%	9%	8%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–7

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Managed Risk Fund (formerly LVIP BlackRock Global Allocation V.I. Managed Risk Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP BlackRock Global Allocation Fund (collectively, the "Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP BlackRock Global Allocation Fund, invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
LVIP BlackRock Global Allocation Managed Risk Fund–8

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2019, LIAC receives a management fee at an annual rate of 0.15% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2019, the management fee and waiver amounts were 0.75% and 0.67%, respectively, of the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$26,518
Legal	5,464
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,457 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$ 61,060
Distribution fees payable to LFD	267,092
Printing and mailing fees payable to Lincoln Life	16,902
Shareholder servicing fees payable to Lincoln Life	22,135
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock Global Allocation Managed Risk Fund–9

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.12%@
Global Multi-Asset Fund-97.12%@
✧✧LVIP BlackRock Global Allocation Fund	$871,828,258	$9,171,561	$59,096,842	$(1,164,614)	$92,332,649	$913,071,012	89,984,332	$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$920,446,493
Sales	970,371,776
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$927,168,666
Aggregate unrealized appreciation of investments and derivatives	$ 13,719,119
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 13,719,119
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Global Allocation Managed Risk Fund–10

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$913,071,012	$—	$—	$913,071,012
Unaffiliated Investment Company	27,347,773	—	—	27,347,773
Total Investments	$940,418,785	$—	$—	$940,418,785
Derivatives:
Assets:
Futures Contract	$ 469,000	$—	$—	$ 469,000
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	56	173
Service Class	1,869,411	5,818,456
Shares reinvested:
Standard Class	—	—
Service Class	—	—
	1,869,467	5,818,629
Shares redeemed:
Standard Class	(1,808)	(1,227)
Service Class	(5,949,408)	(11,550,442)
	(5,951,216)	(11,551,669)
Net decrease	(4,081,749)	(5,733,040)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
LVIP BlackRock Global Allocation Managed Risk Fund–11

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	$469,000	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of centrally cleared interest rate swap contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(6,669,522)	$ 994,108
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(529,916)	305,933
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,792,388	(1,336,898)
Total		$(5,407,050)	$ (36,857)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$59,321,778	$32,260,089
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years,
LVIP BlackRock Global Allocation Managed Risk Fund–12

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 8. Recent Accounting Pronouncements (continued)
beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund–13

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,115.20	0.32%	$1.68
Service Class Shares	1,000.00	1,113.20	0.67%	3.51
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.20	0.32%	$1.61
Service Class Shares	1,000.00	1,021.50	0.67%	3.36

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Investment Companies	99.85%
Equity Funds	52.37%
Fixed Income Funds	26.84%
International Equity Funds	18.57%
Money Market Fund	2.07%
Total Investments	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.85%
Equity Funds–52.37%
iShares Core S&P 500 ETF	323,545	$ 95,364,889
iShares Core S&P Mid-Cap ETF	111,002	21,563,248
iShares Edge MSCI Min Vol USA ETF	1,326,693	81,896,759
iShares Russell 2000 ETF	135,590	21,084,245
		219,909,141
Fixed Income Funds–26.84%
iShares Broad USD Investment Grade Corporate Bond ETF	332,784	18,991,983
iShares Core U.S. Aggregate Bond ETF	503,093	56,019,406
iShares Core U.S. Treasury Bond ETF	731,223	18,876,522
iShares MBS ETF	174,807	18,809,233
		112,697,144
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.57%
iShares Edge MSCI Min Vol EAFE ETF	743,139	$ 53,981,617
iShares Edge MSCI Min Vol Emerging Markets ETF	407,605	23,991,630
		77,973,247
Money Market Fund–2.07%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	8,675,268	8,675,268
		8,675,268
Total Investment Companies (Cost $376,598,976)		419,254,800

TOTAL INVESTMENTS–99.85% (Cost $376,598,976)	419,254,800
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	646,774
NET ASSETS APPLICABLE TO 34,799,792 SHARES OUTSTANDING–100.00%	$419,901,574
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($28,972,374 / 2,395,942 Shares)	$12.092
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($390,929,200 / 32,403,850 Shares)	$12.064
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$378,574,164
Distributable earnings/(accumulated loss)	41,327,410
TOTAL NET ASSETS	$419,901,574

★ Includes $185,392 cash collateral held at broker for futures contracts, $75,342 payable for securities purchased, $66,484 payable for fund share redeemed, $34,513 other accrued expenses payable, $206,383 due to manager and affiliates and $133,766 variation margin due to broker on futures contracts as of June 30, 2019.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
78	U.S. Treasury 5 yr Notes	$9,216,188	$9,082,188	9/30/19	$134,000	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,555,074
Interest	6,327
4,561,401
EXPENSES:
Distribution fees-Service Class	623,122
Management fees	477,045
Shareholder servicing fees	55,337
Accounting and administration expenses	42,766
Professional fees	14,037
Reports and statements to shareholders	11,928
Trustees’ fees and expenses	5,407
Consulting fees	1,962
Custodian fees	922
Pricing fees	245
Other	2,950
Total operating expenses	1,235,721
NET INVESTMENT INCOME	3,325,680
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(186,816)
Futures contracts	(3,571,504)
Net realized loss	(3,758,320)
Net change in unrealized appreciation (depreciation) of:
Investments	41,552,792
Foreign currencies	(2,103)
Futures contracts	(357,528)
Net change in unrealized appreciation (depreciation)	41,193,161
NET REALIZED AND UNREALIZED GAIN	37,434,841
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,760,521
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,325,680	$ 5,278,744
Net realized loss	(3,758,320)	(744,455)
Net change in unrealized appreciation (depreciation)	41,193,161	(17,656,758)
Net increase (decrease) in net assets resulting from operations	40,760,521	(13,122,469)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(413,434)
Service Class	—	(5,042,766)
	—	(5,456,200)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,134,683	14,172,471
Service Class	43,102,942	151,434,455
Reinvestment of dividends and distributions:
Standard Class	—	413,434
Service Class	—	5,042,766
	47,237,625	171,063,126
Cost of shares redeemed:
Standard Class	(409,283)	(2,003,870)
Service Class	(16,847,507)	(26,189,169)
	(17,256,790)	(28,193,039)
Increase in net assets derived from capital share transactions	29,980,835	142,870,087
NET INCREASE IN NET ASSETS	70,741,356	124,291,418
NET ASSETS:
Beginning of period	349,160,218	224,868,800
End of period	$419,901,574	$349,160,218
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended		5/2/16 [1] to12/31/16
		12/31/18	12/31/17
Net asset value, beginning of period	$ 10.843	$ 11.390	$ 10.112	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.119	0.240	0.197	0.213
Net realized and unrealized gain (loss)	1.130	(0.583)	1.255	0.018
Total from investment operations	1.249	(0.343)	1.452	0.231
Less dividends and distributions from:
Net investment income	—	(0.204)	(0.164)	(0.119)
Net realized gain	—	—	(0.010)	—
Return of capital	—	—	—	— [4]
Total dividends and distributions	—	(0.204)	(0.174)	(0.119)
Net asset value, end of period	$ 12.092	$ 10.843	$ 11.390	$ 10.112
Total return[5]	11.52%	(3.01%)	14.35%	2.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 28,972	$ 22,504	$ 11,131	$ 2,185
Ratio of expenses to average net assets[6]	0.32%	0.32%	0.33%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.32%	0.32%	0.33%	0.40%
Ratio of net investment income to average net assets	2.07% [7]	2.09%	1.79%	3.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.07% [7]	2.09%	1.79%	3.09%
Portfolio turnover	1%	4%	15%	3%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Return of capital distributions of $88 were made by the Fund’s Standard Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended		5/2/16 [1] to12/31/16
		12/31/18	12/31/17
Net asset value, beginning of period	$ 10.837	$ 11.388	$ 10.113	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.099	0.199	0.158	0.189
Net realized and unrealized gain (loss)	1.128	(0.579)	1.252	0.018
Total from investment operations	1.227	(0.380)	1.410	0.207
Less dividends and distributions from:
Net investment income	—	(0.171)	(0.125)	(0.094)
Net realized gain	—	—	(0.010)	—
Return of capital	—	—	—	— [4]
Total dividends and distributions	—	(0.171)	(0.135)	(0.094)
Net asset value, end of period	$ 12.064	$ 10.837	$ 11.388	$ 10.113
Total return[5]	11.32%	(3.34%)	13.95%	2.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$390,929	$326,656	$213,738	$98,567
Ratio of expenses to average net assets[6]	0.67%	0.67%	0.68%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[6]	0.67%	0.67%	0.68%	0.75%
Ratio of net investment income to average net assets	1.72% [7]	1.74%	1.44%	2.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	1.72% [7]	1.74%	1.44%	2.74%
Portfolio turnover	1%	4%	15%	3%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Return of capital distributions of $3,959 were made by the Fund’s Service Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2016-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Prior to May 1, 2019, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceeded 0.37% of the average daily net assets for the Standard Class and 0.72% for the Service Class. The reimbursement was accrued daily and received monthly.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$10,730
Legal	2,210
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,105 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$ 84,425
Distribution fees payable to LFD	110,102
Printing and mailing fees payable to Lincoln Life	2,063
Shareholder servicing fees payable to Lincoln Life	9,793
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$35,610,218
Sales	4,190,763
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$376,598,976
Aggregate unrealized appreciation of investments and derivatives	$ 42,789,824
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 42,789,824
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$419,254,800	$—	$—	$419,254,800
Derivatives:
Assets:
Futures Contract	$ 134,000	$—	$—	$ 134,000
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–10

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	355,818	1,233,824
Service Class	3,721,736	13,194,581
Shares reinvested:
Standard Class	—	38,161
Service Class	—	465,345
	4,077,554	14,931,911
Shares redeemed:
Standard Class	(35,260)	(173,904)
Service Class	(1,460,942)	(2,284,782)
	(1,496,202)	(2,458,686)
Net increase	2,581,352	12,473,225
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$134,000	Receivables and other assets net of liabilities	$—
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–11

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(4,067,742)	$ 238,084
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(172,698)	112,234
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	668,936	(707,846)
Total		$(3,571,504)	$(357,528)

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$23,603,375	$14,934,648
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–12

LVIP BlackRock Global Real Estate Fund
(formerly LVIP Clarion Global Real Estate Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Global Real Estate Fund
(formerly LVIP Clarion Global Real Estate Fund)

LVIP BlackRock Global Real Estate Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Real Estate Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,162.60	0.74%	$3.97
Service Class Shares	1,000.00	1,161.10	0.99%	5.30
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.10	0.74%	$3.71
Service Class Shares	1,000.00	1,019.90	0.99%	4.96

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Global Real Estate Fund–1

LVIP BlackRock Global Real Estate Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Security Type/Country	Percentage of Net Assets
Common Stock	94.96%
Australia	4.30%
Canada	2.77%
France	1.75%
Germany	5.92%
Hong Kong	7.09%
Ireland	0.40%
Japan	10.61%
Netherlands	0.60%
Norway	1.16%
Singapore	1.56%
Spain	1.43%
Sweden	1.03%
United Kingdom	3.56%
United States	52.78%
Money Market Fund	3.26%
Total Investments	98.22%
Receivables and Other Assets Net of Liabilities	1.78%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Asset Management & Custody Banks	0.28%
Diversified Real Estate Activities	7.18%
Diversified REITs	4.88%
Health Care REITs	6.85%
Homebuilding	0.40%
Hotel & Resort REITs	2.32%
Hotels, Resorts & Cruise Lines	1.10%
Industrial REITs	10.98%
Internet Services & Infrastructure	0.29%
IT Consulting & Other Services	0.35%
Office REITs	12.23%
Real Estate Development	2.94%
Real Estate Operating Companies	8.68%
Residential REITs	13.24%
Retail REITs	15.98%
Specialized REITs	7.26%
Total	94.96%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Prologis	3.88%
Simon Property Group	3.88%
Ventas	3.22%
AvalonBay Communities	3.21%
Boston Properties	2.75%
Spirit Realty Capital	2.41%
CK Asset Holdings	2.39%
Host Hotels & Resorts	2.32%
Alexandria Real Estate Equities	2.32%
Link REIT	2.24%
Total	28.62%

IT–Information Technology
REIT–Real Estate Investment Trust
LVIP BlackRock Global Real Estate Fund–2

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.96%
Australia–4.30%
Aveo Group	524,639	$ 692,945
=†BGP Holdings	4,536,115	0
Centuria Capital Group	1,569,761	1,945,119
Dexus	1,029,908	9,395,509
LendLease Group	443,173	4,049,680
=†National Storage REIT	2,444,793	3,055,136
†New South Resources	705,769	867,851
†NEXTDC	430,475	1,964,990
Scentre Group	2,781,705	7,507,204
		29,478,434
Canada–2.77%
Canadian Apartment Properties REIT	207,207	7,651,889
RioCan Real Estate Investment Trust	571,202	11,336,367
		18,988,256
France–1.75%
Gecina	19,203	2,873,583
Unibail-Rodamco-Westfield	60,646	9,085,556
		11,959,139
Germany–5.92%
Alstria office REIT-AG	378,336	6,126,132
†Godewind Immobilien AG	858,957	3,623,632
LEG Immobilien	72,735	8,203,261
TLG Immobilien	265,079	7,761,600
Vonovia	311,164	14,864,246
		40,578,871
■Hong Kong–7.09%
CK Asset Holdings	2,093,500	16,400,638
Link REIT	1,248,500	15,363,300
Sun Hung Kai Properties	426,000	7,227,116
Swire Properties	2,373,600	9,595,789
		48,586,843
Ireland–0.40%
†Glenveagh Properties	3,258,285	2,712,057
		2,712,057
Japan–10.61%
Activia Properties	737	3,207,829
Comforia Residential REIT	1,588	4,558,605
Daiwa House Industry	118,600	3,465,574
GLP J-REIT	4,787	5,452,336
Hulic REIT	4,134	7,176,335
Ichigo Office REIT Investment	3,732	3,541,099
Japan Rental Housing Investments	3,232	2,512,782
Kenedix Office Investment	978	6,998,660
Mitsui Fudosan	554,600	13,479,101
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Mitsui Fudosan Logistics Park	1,396	$ 4,747,545
Nippon Prologis REIT	1,906	4,402,595
Sumitomo Realty & Development	268,500	9,605,520
Tokyu Fudosan Holdings	636,300	3,521,421
		72,669,402
Netherlands–0.60%
Cromwell European Real Estate Investment Trust	3,132,500	1,709,744
†InterXion Holding	31,337	2,384,432
		4,094,176
Norway–1.16%
Entra	516,245	7,934,506
		7,934,506
Singapore–1.56%
Ascendas Real Estate Investment Trust	2,791,900	6,442,230
City Developments	601,800	4,215,567
		10,657,797
Spain–1.43%
†Aedas Homes SAU	129,029	3,066,425
Inmobiliaria Colonial SOCIMI	605,081	6,739,329
		9,805,754
Sweden–1.03%
Castellum	358,346	6,856,847
Kungsleden	28,819	237,723
		7,094,570
United Kingdom–3.56%
Assura	5,017,868	4,065,615
Capital & Regional	3,357,124	618,190
Derwent London	90,651	3,589,847
Grainger	1,286,822	4,013,592
Land Securities Group	307,937	3,261,890
Segro	953,774	8,855,316
		24,404,450
United States–52.78%
Alexandria Real Estate Equities	112,475	15,869,098
American Homes 4 Rent Class A	252,080	6,128,065
AvalonBay Communities	108,339	22,012,318
Boston Properties	145,975	18,830,775
CareTrust REIT	563,881	13,409,090
Digital Realty Trust	59,265	6,980,824
Douglas Emmett	102,373	4,078,540
EPR Properties	107,127	7,990,603
LVIP BlackRock Global Real Estate Fund–3

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United States (continued)
Equinix	11,356	$ 5,726,717
Equity Residential	180,742	13,721,933
Extra Space Storage	119,706	12,700,807
Federal Realty Investment Trust	74,765	9,626,741
Healthcare Trust of America Class A	151,491	4,155,398
Highwoods Properties	195,566	8,076,876
Hilton Worldwide Holdings	38,201	3,733,766
Host Hotels & Resorts	871,963	15,887,166
Hudson Pacific Properties	175,575	5,841,380
Invitation Homes	195,214	5,218,070
Marriott International Class A	26,992	3,786,708
Prologis	331,997	26,592,960
Regency Centers	192,840	12,870,141
Rexford Industrial Realty	335,932	13,561,575
Simon Property Group	166,226	26,556,266
SL Green Realty	21,139	1,698,941
Spirit Realty Capital	387,259	16,520,469
STAG Industrial	169,891	5,137,504
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United States (continued)
Sun Communities	112,828	$ 14,463,421
UDR	321,897	14,449,956
Ventas	322,415	22,037,065
VEREIT	913,863	8,233,906
VICI Properties	564,877	12,449,889
Welltower	40,224	3,279,463
		361,626,431
Total Common Stock (Cost $575,003,420)		650,590,686

MONEY MARKET FUND–3.26%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	22,337,540	22,337,540
Total Money Market Fund (Cost $22,337,540)		22,337,540

TOTAL INVESTMENTS–98.22% (Cost $597,340,960)	672,928,226
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.78%	12,162,695
NET ASSETS APPLICABLE TO 69,826,049 SHARES OUTSTANDING–100.00%	$685,090,921
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL REAL ESTATE FUND STANDARD CLASS ($580,500,215 / 59,058,617 Shares)	$9.829
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL REAL ESTATE FUND SERVICE CLASS ($104,590,706 / 10,767,432 Shares)	$9.714
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$599,723,693
Distributable earnings/(accumulated loss)	85,367,228
TOTAL NET ASSETS	$685,090,921

= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
★ Includes $7,772,095 payable for securities purchased, $610,484 payable for fund share redeemed, $170,000 cash collateral held due to brokers for certain open bilateral derivatives, $104,344 other accrued expenses payable and $425,722 due to manager and affiliates as of June 30, 2019.
LVIP BlackRock Global Real Estate Fund–4

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and swap contracts were outstanding at June 30, 2019:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	GBP	1,048,000	USD	(1,327,448)	7/16/19	$ 9,490	$ (4,926)
BCLY	HKD	6,744,000	USD	(861,102)	7/16/19	2,309	—
BCLY	HKD	(11,399,000)	USD	1,454,395	7/16/19	—	(4,980)
BOA	AUD	(3,520,000)	USD	2,532,449	7/16/19	59,814	(5)
BOA	CAD	941,000	USD	(704,812)	7/16/19	14,036	—
BOA	EUR	2,861,000	USD	(3,248,725)	7/16/19	13,107	(4,139)
BOA	EUR	(757,000)	USD	860,241	7/16/19	107	(1,828)
BOA	GBP	1,075,000	USD	(1,394,158)	7/16/19	123	(27,952)
BOA	ILS	3,376,000	USD	(948,723)	7/16/19	—	(1,806)
BOA	JPY	(50,743,000)	USD	463,641	7/16/19	—	(7,614)
BOA	NOK	673,000	USD	(76,933)	7/16/19	2,004	—
BOA	SGD	(195,000)	USD	143,163	7/16/19	—	(1,007)
CITI	AUD	410,000	USD	(289,355)	7/16/19	—	(1,349)
CITI	CAD	20,000	USD	(14,920)	7/16/19	358	—
CITI	EUR	(385,000)	USD	430,669	7/16/19	—	(7,714)
CITI	EUR	73,000	USD	(81,971)	7/16/19	1,151	—
CITI	GBP	(2,753,000)	USD	3,548,402	7/16/19	49,329	—
CITI	GBP	12,000	USD	(15,686)	7/16/19	—	(434)
CITI	HKD	(23,944,000)	USD	3,055,008	7/16/19	—	(10,460)
CITI	JPY	(1,282,161,000)	USD	11,596,368	7/16/19	—	(311,198)
CITI	NOK	(390,000)	USD	45,307	7/16/19	—	(437)
CITI	SGD	(129,000)	USD	93,859	7/16/19	—	(1,515)
DB	AUD	3,037,000	USD	(2,108,659)	7/16/19	24,698	—
DB	CAD	60,000	USD	(44,618)	7/16/19	1,218	—
DB	GBP	374,000	USD	(485,298)	7/16/19	—	(9,943)
DB	GBP	(1,392,000)	USD	1,771,022	7/16/19	1,785	—
DB	JPY	134,062,000	USD	(1,245,836)	7/16/19	—	(788)
DB	NOK	(4,747,000)	USD	551,560	7/16/19	—	(5,224)
GSI	AUD	2,887,000	USD	(1,997,007)	7/16/19	30,980	—
GSI	CAD	21,000	USD	(15,747)	7/16/19	295	—
GSI	EUR	(122,000)	USD	137,156	7/16/19	—	(1,760)
GSI	HKD	14,841,000	USD	(1,894,615)	7/16/19	5,427	—
GSI	JPY	(134,966,000)	USD	1,251,385	7/16/19	1,042	(3,101)
GSI	JPY	9,200,000	USD	(84,908)	7/16/19	533	—
GSI	SGD	(242,000)	USD	179,144	7/16/19	225	—
HSBC	AUD	12,369,000	USD	(8,825,999)	7/16/19	1,918	(139,254)
HSBC	AUD	(656,000)	USD	464,816	7/16/19	5,449	(1,443)
HSBC	EUR	(1,075,000)	USD	1,218,109	7/16/19	—	(5,946)
HSBC	HKD	49,263,000	USD	(6,289,244)	7/16/19	17,729	—
HSBC	HKD	(33,639,000)	USD	4,303,444	7/16/19	514	(3,757)
HSBC	SEK	37,014,000	USD	(4,018,718)	7/16/19	—	(27,796)
HSBC	SGD	(456,000)	USD	333,655	7/16/19	—	(3,481)
HSBC	SGD	1,659,000	USD	(1,217,348)	7/16/19	9,206	—
JPMC	AUD	835,000	USD	(581,235)	7/16/19	5,316	—
JPMC	AUD	(889,000)	USD	624,049	7/16/19	—	(433)
JPMC	CAD	1,340,000	USD	(1,015,605)	7/16/19	8,051	—
JPMC	CAD	(1,046,000)	USD	787,863	7/16/19	—	(11,199)
JPMC	CHF	6,553,000	USD	(6,591,238)	7/16/19	132,000	—
JPMC	EUR	(4,122,000)	USD	4,670,640	7/16/19	—	(22,899)
JPMC	EUR	526,000	USD	(592,451)	7/16/19	6,482	—
JPMC	GBP	2,172,000	USD	(2,754,629)	7/16/19	13,318	(7,326)
JPMC	JPY	525,920,000	USD	(4,764,528)	7/16/19	119,747	—
JPMC	JPY	(253,178,000)	USD	2,350,551	7/16/19	—	(740)
JPMC	NOK	(55,187,000)	USD	6,448,222	7/16/19	10,783	(35,547)
JPMC	NZD	925,000	USD	(623,382)	7/16/19	—	(1,731)
JPMC	SGD	8,224,000	USD	(6,077,040)	7/16/19	3,241	—
SCB	AUD	1,015,000	USD	(702,833)	7/16/19	10,158	—
LVIP BlackRock Global Real Estate Fund–5

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SCB	AUD	(176,000)	USD	123,340	7/16/19	$ —	$ (292)
SCB	GBP	618,000	USD	(781,808)	7/16/19	3,673	—
SCB	HKD	(2,777,000)	USD	354,060	7/16/19	—	(1,470)
SCB	JPY	(37,905,000)	USD	346,518	7/16/19	—	(5,509)
SCB	SEK	4,638,000	USD	(495,512)	7/16/19	4,566	—
SSB	AUD	(16,314,000)	USD	11,515,754	7/16/19	76,969	(21,060)
SSB	AUD	2,610,000	USD	(1,823,331)	7/16/19	10,229	(152)
SSB	CAD	683,000	USD	(511,549)	7/16/19	10,209	—
SSB	EUR	(14,385,000)	USD	16,309,519	7/16/19	—	(70,043)
SSB	EUR	12,906,000	USD	(14,572,561)	7/16/19	128,695	(5,766)
SSB	GBP	3,467,000	USD	(4,421,254)	7/16/19	16,401	(31,088)
SSB	HKD	(32,919,000)	USD	4,205,064	7/16/19	—	(9,443)
SSB	HKD	31,240,000	USD	(3,986,295)	7/16/19	13,254	—
SSB	JPY	1,717,665,000	USD	(15,710,977)	7/16/19	241,161	—
SSB	JPY	(241,442,000)	USD	2,235,445	7/16/19	—	(6,853)
SSB	SGD	2,253,000	USD	(1,652,833)	7/16/19	12,886	—
SSB	SGD	(570,000)	USD	416,162	7/16/19	—	(5,258)
UBS	AUD	198,000	USD	(137,945)	7/16/19	1,141	—
UBS	EUR	(143,000)	USD	163,176	7/16/19	348	—
UBS	HKD	4,749,000	USD	(606,415)	7/16/19	1,583	—
UBS	JPY	23,093,000	USD	(215,432)	7/16/19	—	(965)
Total Foreign Currency Exchange Contracts						$1,083,058	$(827,631)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate	Termination Date[2]	Notional Amount		Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
JPM - Scentre Group - Monthly	1,165,438	1.47%	7/8/2019	AUD	4,475,282	$—	$—	$—
GSI - Sumitomo Realty & Development - Monthly	100	(0.07%)	7/15/2019	JPY	405,400	(191)	—	(191)
Total Long Equities							$—	$(191)
Total CFD Swap Contracts							$—	$(191)
The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
LVIP BlackRock Global Real Estate Fund–6

LVIP BlackRock Global Real Estate Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
UBS–Union Bank of Switzerland
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–7

LVIP BlackRock Global Real Estate Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$11,012,607
Interest	88
Foreign Taxes Withheld	(405,125)
10,607,570
EXPENSES:
Management fees	2,098,204
Distribution fees-Service Class	130,072
Shareholder servicing fees	90,877
Accounting and administration expenses	62,408
Reports and statements to shareholders	40,417
Professional fees	25,368
Custodian fees	12,078
Trustees’ fees and expenses	8,227
Consulting fees	1,038
Other	37,747
2,506,436
Less:
Management fees waived	(44,519)
Total operating expenses	2,461,917
NET INVESTMENT INCOME	8,145,653
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	23,014,280
Foreign currencies	(69,010)
Foreign currency exchange contracts	209,488
Swap contracts	765,126
Net realized gain	23,919,884
Net change in unrealized appreciation (depreciation) of:
Investments	53,000,841
Foreign currencies	11,611
Foreign currency exchange contracts	255,427
Swap contracts	(191)
Net change in unrealized appreciation (depreciation)	53,267,688
NET REALIZED AND UNREALIZED GAIN	77,187,572
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,333,225
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 8,145,653	$ 10,645,819
Net realized gain	23,919,884	2,825,277
Net change in unrealized appreciation (depreciation)	53,267,688	(54,972,703)
Net increase (decrease) in net assets resulting from operations	85,333,225	(41,501,607)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(15,851,525)
Service Class	—	(3,794,714)
	—	(19,646,239)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	183,080,418	197,226,904
Service Class	3,194,504	9,769,025
Reinvestment of dividends and distributions:
Standard Class	—	15,851,525
Service Class	—	3,794,714
	186,274,922	226,642,168
Cost of shares redeemed:
Standard Class	(55,340,617)	(79,029,285)
Service Class	(11,592,660)	(18,702,322)
	(66,933,277)	(97,731,607)
Increase in net assets derived from capital share transactions	119,341,645	128,910,561
NET INCREASE IN NET ASSETS	204,674,870	67,762,715
NET ASSETS:
Beginning of period	480,416,051	412,653,336
End of period	$685,090,921	$480,416,051
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–8

LVIP BlackRock Global Real Estate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Real Estate Fund Standard Class
	Six Months Ended6/30/19[1,2] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 8.456	$ 9.587	$ 9.024	$ 9.306	$ 9.732	$ 8.778
Income (loss) from investment operations:
Net investment income[3]	0.117	0.207	0.229	0.203	0.157	0.212
Net realized and unrealized gain (loss)	1.256	(0.986)	0.746	(0.089)	(0.288)	1.000
Total from investment operations	1.373	(0.779)	0.975	0.114	(0.131)	1.212
Less dividends and distributions from:
Net investment income	—	(0.352)	(0.412)	(0.396)	(0.295)	(0.258)
Total dividends and distributions	—	(0.352)	(0.412)	(0.396)	(0.295)	(0.258)
Net asset value, end of period	$ 9.829	$ 8.456	$ 9.587	$ 9.024	$ 9.306	$ 9.732
Total return[4]	16.26%	(8.34%)	10.87%	1.18%	(1.22%)	13.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$580,500	$382,835	$296,649	$288,333	$297,101	$459,143
Ratio of expenses to average net assets	0.74%	0.78%	0.78%	0.75%	0.74%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.79%	0.78%	0.75%	0.74%	0.81%
Ratio of net investment income to average net assets	2.64%	2.25%	2.44%	2.14%	1.61%	2.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.63%	2.24%	2.44%	2.14%	1.61%	2.17%
Portfolio turnover	93%	116%	89%	45%	51%	33%

[1]	Effective Feburary 11, 2019, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio, replacing CBRE Clarion Securities LLC.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–9

LVIP BlackRock Global Real Estate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Real Estate Fund Service Class
	Six Months Ended6/30/19[1,2] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 8.367	$ 9.489	$ 8.937	$ 9.219	$ 9.643	$ 8.681
Income (loss) from investment operations:
Net investment income[3]	0.112	0.182	0.203	0.177	0.130	0.186
Net realized and unrealized gain (loss)	1.235	(0.976)	0.738	(0.086)	(0.283)	0.989
Total from investment operations	1.347	(0.794)	0.941	0.091	(0.153)	1.175
Less dividends and distributions from:
Net investment income	—	(0.328)	(0.389)	(0.373)	(0.271)	(0.213)
Total dividends and distributions	—	(0.328)	(0.389)	(0.373)	(0.271)	(0.213)
Net asset value, end of period	$ 9.714	$ 8.367	$ 9.489	$ 8.937	$ 9.219	$ 9.643
Total return[4]	16.11%	(8.57%)	10.58%	0.94%	(1.47%)	13.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$104,591	$ 97,581	$116,005	$110,338	$117,960	$118,790
Ratio of expenses to average net assets	0.99%	1.03%	1.03%	1.00%	0.99%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.04%	1.03%	1.00%	0.99%	1.06%
Ratio of net investment income to average net assets	2.39%	2.00%	2.19%	1.89%	1.36%	2.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.38%	1.99%	2.19%	1.89%	1.36%	1.92%
Portfolio turnover	93%	116%	89%	45%	51%	33%

[1]	Effective Feburary 11, 2019, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio, replacing CBRE Clarion Securities LLC.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Real Estate Fund–10

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Real Estate Fund (formerly LVIP Clarion Global Real Estate Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP BlackRock Global Real Estate Fund–11

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $36,682 for the six months ended June 30, 2019. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.73% of the first $250 million of the Fund’s average daily net assets; and 0.63% of the Fund’s average daily net assets in excess of $250 million.   Effective May 1, 2019, LIAC has contractually agreed to waive portion of its advisory fee as follows: 0.02% of the first $250 million of the Fund’s average daily net assets; 0.01% of the next $500 million; and 0.00% of the Fund’s average daily net assets in excess of $750 million. Prior to May 1, 2019, LIAC had contractually agreed to waive portion of its advisory fee as follows: 0.00% of the first $200 million of the Fund’s average daily net assets; 0.05% of the next $50 million; 0.025% of the next $250 million; 0.00% of the next $250 million; 0.05% of the next $250 million; and 0.00% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Effective Feburary 11, 2019, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays a fee based on the Fund’s average daily net assets. Prior to February 11, 2019, CBRE Clarion Securities LLC was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$17,087
Legal	3,516
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP BlackRock Global Real Estate Fund–12

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,876 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$372,733
Distribution fees payable to LFD	21,687
Printing and mailing fees payable to Lincoln Life	14,733
Shareholder servicing fees payable to Lincoln Life	16,569
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$656,496,886
Sales	557,143,845
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$597,340,960
Aggregate unrealized appreciation of investments and derivatives	$ 83,688,244
Aggregate unrealized depreciation of investments and derivatives	(7,845,742)
Net unrealized appreciation of investments and derivatives	$ 75,842,502
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Global Real Estate Fund–13

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ 1,945,119	$ 24,478,179	$3,055,136	$ 29,478,434
Canada	18,988,256	—	—	18,988,256
France	11,959,139	—	—	11,959,139
Germany	13,887,732	26,691,139	—	40,578,871
Hong Kong	—	48,586,843	—	48,586,843
Ireland	2,712,057	—	—	2,712,057
Japan	13,552,040	59,117,362	—	72,669,402
Netherlands	4,094,176	—	—	4,094,176
Norway	—	7,934,506	—	7,934,506
Singapore	—	10,657,797	—	10,657,797
Spain	9,805,754	—	—	9,805,754
Sweden	—	7,094,570	—	7,094,570
United Kingdom	8,697,397	15,707,053	—	24,404,450
United States	361,626,431	—	—	361,626,431
Money Market Fund	22,337,540	—	—	22,337,540
Total Investments	$469,605,641	$200,267,449	$3,055,136	$672,928,226
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,083,058	$—	$1,083,058
Liabilities:
Foreign Currency Exchange Contracts	$—	$ (827,631)	$—	$ (827,631)
Swap Contracts	$—	$ (191)	$—	$ (191)
During the period ended June 30, 2019, transfers out of Level 2 investments into Level 3 investments were made in the amount of $3 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for the investments that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	19,570,709	21,151,042
Service Class	340,245	1,074,956
Shares reinvested:
Standard Class	—	1,749,388
Service Class	—	423,063
	19,910,954	24,398,449
Shares redeemed:
Standard Class	(5,785,089)	(8,568,808)
Service Class	(1,235,499)	(2,059,897)
	(7,020,588)	(10,628,705)
Net increase	12,890,366	13,769,744
LVIP BlackRock Global Real Estate Fund–14

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2019, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denomintated in foreign currencies.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the six months ended June 30, 2019, the Fund used contracts for difference to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$1,083,058	Receivables and other assets net of liabilities	$(827,631)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(191)
Total		$1,083,058		$(827,822)
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LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$209,488	$255,427
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	765,126	(191)
Total		$974,614	$255,236
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$38,549,002	$33,740,640
Contracts for difference swap contract (average notional volume)	669,329	—
At June 30, 2019, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
JPMorgan Chase Bank	$170,000
Total	$170,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP BlackRock Global Real Estate Fund–16

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
At June 30, 2019, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ 89,191	$ (44,351)	$ 44,840
Barclays Bank PLC	11,799	(9,906)	1,893
Citigroup Global Markets	50,837	(333,105)	(282,268)
Deutsche Bank	27,701	(15,955)	11,746
Goldman Sachs International	38,502	(5,052)	33,450
Hong Kong Shanghai Bank	34,816	(181,677)	(146,861)
JPMorgan Chase Bank	298,938	(79,875)	219,063
Standard Chartered Bank	18,397	(7,271)	11,126
State Street Bank & Trust Company	509,805	(149,665)	360,140
UBS AG	3,072	(965)	2,107
Total	$1,083,058	$(827,822)	$ 255,236

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$ 44,840	$—	$ —	$—	$—	$ 44,840
Barclays Bank PLC	1,893	—	—	—	—	1,893
Citigroup Global Markets	(282,268)	—	—	—	—	(282,268)
Deutsche Bank	11,746	—	—	—	—	11,746
Goldman Sachs International	33,450	—	—	—	—	33,450
Hong Kong Shanghai Bank	(146,861)	—	—	—	—	(146,861)
JPMorgan Chase Bank	219,063	—	(170,000)	—	—	49,063
Standard Chartered Bank	11,126	—	—	—	—	11,126
State Street Bank & Trust Company	360,140	—	—	—	—	360,140
UBS AG	2,107	—	—	—	—	2,107
Total	$ 255,236	$—	$(170,000)	$—	$—	$ 85,236

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
6. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
LVIP BlackRock Global Real Estate Fund–17

LVIP BlackRock Global Real Estate Fund
Notes to Financial Statements (continued)
 6. Market Risk (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Real Estate Fund–18

LVIP BlackRock Global Real Estate Fund
Other Fund Information (unaudited)
On December 3-4, 2018, the Board of Trustees of the Trust (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between LIAC and BlackRock Investment Management, LLC (“BlackRock”) and the approval of sub-sub-advisory agreements between BlackRock and BlackRock International Limited (“BIL”) and BlackRock and BlackRock (Singapore) Limited (“BSL”) (each, a “Sub-Sub Advisory Agreement” and together, the “Sub-Sub-Advisory Agreements”) with respect to the Fund. The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and BlackRock prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory and sub-sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and BlackRock provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in-person presentation by representatives of BlackRock and BlackRock’s responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers, The Lincoln National Life Insurance Company employees and BlackRock representatives to consider the approval of the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreements. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
Sub-Advisory Agreement
The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent and Quality of Services and Performance. In considering the approval of the proposed Sub-Advisory Agreement between LIAC and BlackRock on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by BlackRock under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by BlackRock, the investment professionals proposed to service the Fund and the reputation, resources and investment approach of BlackRock. The Board noted that BlackRock provides sub-advisory services to other funds in the Trust and that the Board had also reviewed extensive information regarding BlackRock during the annual contract renewal process that was completed in September 2018. The Board concluded that the services to be provided by BlackRock were expected to be satisfactory.
Sub-Advisory Fee and Economies of Scale. The Board noted that the proposed sub-advisory fee schedule, which contains breakpoints, was lower than the current sub-advisory fee. The Board considered that the proposed sub-advisory fee schedule was negotiated between LIAC and BlackRock, an unaffiliated third party, and that LIAC would compensate BlackRock from its fee and concluded the proposed sub-advisory fee schedule was reasonable.
Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedule was negotiated between LIAC and BlackRock, an unaffiliated third party, and that LIAC would compensate BlackRock from its fees. The Board reviewed materials provided by BlackRock as to any additional benefits it would receive and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community and may increase analyst coverage for BlackRock proprietary products.
Sub-Sub-Advisory Agreements
The Board determined that, given the totality of the information provided with respect to the Sub-Sub-Advisory Agreements, the Board had received sufficient information to approve the Sub-Sub-Advisory Agreements. In considering the approval of the proposed Sub-Sub-Advisory Agreement between BlackRock and each of BIL and BSL, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent and Quality of Services and Performance. In considering the approval of the proposed Sub-Sub-advisory Agreement between BlackRock and each of BIL and BSL with respect to the Fund, the Board considered the nature, extent and quality of services to be provided by BIL and BSL, respectively, under the proposed Sub-Sub-Advisory Agreements. The Board considered that BIL and BSL were proposed as a sub-sub-advisers in order to allow BlackRock to draw on their asset management capabilities. The Board noted that BIL and BSL provide sub-sub-advisory services to other funds in the Trust and that the Board had reviewed information regarding BIL and BSL during the annual contract renewal process. The Board noted that BlackRock would be fully responsible to the Trust for the actions of BIL and BSL. The Board concluded that the services to be provided by each of BIL and BSL were expected to be satisfactory.
Sub-Sub-Advisory Fee and Economies of Scale. The Board noted that the proposed Sub-Sub-Advisory Agreements would entail no fees to the Fund.
Profitability and Fallout Benefits. The Board noted that compensation, if any, to BIL and BSL would be BlackRock’s responsibility. The Board noted that the engagement of BIL and BSL may further raise the profile of BlackRock and its affiliates in the broker-dealer community and may increase analyst coverage for BlackRock proprietary products.
LVIP BlackRock Global Real Estate Fund–19

LVIP BlackRock Global Real Estate Fund
Other Fund Information (unaudited) (continued)
Conclusions. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement and the terms of the proposed Sub-Sub-Advisory Agreements are fair and reasonable and that approval of the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement is in the best interests of the Fund.
LVIP BlackRock Global Real Estate Fund–20

LVIP BlackRock Inflation Protected Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Inflation Protected Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,043.30	0.49%	$2.48
Service Class Shares	1,000.00	1,041.90	0.74%	3.75
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.40	0.49%	$2.46
Service Class Shares	1,000.00	1,021.10	0.74%	3.71

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Non-Agency Collateralized Mortgage Obligations	0.02%
Non-Agency Commercial Mortgage-Backed Securities	0.25%
Sovereign Bonds	45.13%
Australia	2.85%
Canada	0.87%
Denmark	0.27%
France	10.81%
Germany	3.27%
Italy	9.47%
Japan	8.11%
New Zealand	0.12%
Spain	3.20%
Sweden	0.92%
United Kingdom	5.24%
U.S. Treasury Obligations	54.10%
Money Market Fund	1.41%
Total Investments	100.91%
Liabilities Net of Receivables and Other Assets	(0.91%)
Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)
U.S. Government	54.37%
AAA	8.39%
AA	15.68%
A	9.36%
BBB	9.71%
BB	0.00%
Non-Rated	2.49%
Total	100.00%
LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets
June 30, 2019 (unaudited)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.02%
ABN Amro Mortgage Series 2003-4 A4 5.50% 3/25/33		42,746	$ 43,672
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34		77,662	79,458
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		110,672	113,107
Wells Fargo Mortgage Backed Securities Trust Series 2007-3 3A1 5.50% 4/25/22		10,195	10,374
Total Non-Agency Collateralized Mortgage Obligations (Cost $248,471)			246,611
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.25%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30		1,014,000	1,042,289
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	974,381
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 3.55% 4/10/34		883,000	910,442
•Irvine Core Office Trust Series 2013-IRV A2 3.28% 5/15/48		798,000	827,471
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.92% 2/15/46		357,000	364,029
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,050,730)			4,118,612
ΔSOVEREIGN BONDS–45.13%
Australia–2.85%
Australia Government Bonds
0.75% 11/21/27	AUD	44,290,000	34,365,794
1.25% 2/21/22	AUD	5,255,000	4,391,268
1.25% 8/21/40	AUD	1,000,000	897,834
3.00% 9/20/25	AUD	6,115,000	6,333,365
			45,988,261
Canada–0.87%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	59,521	66,670
4.25% 12/1/21	CAD	11,066,831	9,298,318
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada (continued)
Canadian Government Real Return Bonds (continued)
4.25% 12/1/26	CAD	4,683,577	$ 4,683,863
			14,048,851
Denmark–0.27%
Denmark Inflation Linked Government Bond 0.10% 11/15/23	DKK	26,700,681	4,382,001
			4,382,001
France–10.81%
French Republic Government Bond O.A.T
0.10% 3/1/21	EUR	14,590,686	16,947,099
0.10% 7/25/21	EUR	16,067,246	18,817,531
0.10% 3/1/25	EUR	17,239,052	20,940,558
0.10% 3/1/28	EUR	8,346,420	10,356,459
0.10% 3/1/29	EUR	6,711,388	8,414,645
0.10% 7/25/47	EUR	2,640,389	3,437,325
0.25% 7/25/24	EUR	11,341,139	13,928,246
1.10% 7/25/22	EUR	19,537,476	23,962,716
1.85% 7/25/27	EUR	27,761,980	39,510,763
2.00% 5/25/48	EUR	5,085,000	7,448,149
2.10% 7/25/23	EUR	7,345,173	9,533,499
3.40% 7/25/29	EUR	766,546	1,274,174
			174,571,164
Germany–3.27%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	29,362,846	35,189,473
0.10% 4/15/26	EUR	9,273,184	11,592,846
0.50% 4/15/30	EUR	4,450,686	6,048,910
			52,831,229
Italy–9.47%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
0.10% 5/15/22	EUR	10,214,576	11,516,594
0.10% 5/15/23	EUR	7,092,376	7,890,939
0.45% 5/22/23	EUR	296,465	330,385
1.25% 10/27/20	EUR	6,134,531	7,096,708
1.25% 9/15/32	EUR	898,777	989,763
1.30% 5/15/28	EUR	50,214,530	57,197,731
2.10% 9/15/21	EUR	6,537,595	7,789,672
2.35% 9/15/24	EUR	9,064,519	11,109,841
2.60% 9/15/23	EUR	20,952,023	25,834,793
3.10% 9/15/26	EUR	14,341,656	18,619,853
3.45% 3/1/48	EUR	3,650,000	4,577,004
			152,953,283
Japan–8.11%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	677,145,000	6,434,495
0.10% 3/10/24	JPY	770,985,600	7,340,831
0.10% 9/10/24	JPY	1,043,927,500	9,973,941
0.10% 3/10/25	JPY	1,900,671,300	18,204,350
LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japanese Government CPI Linked Bonds (continued)
0.10% 3/10/26	JPY	2,026,266,736	$ 19,514,239
0.10% 3/10/27	JPY	2,641,249,776	25,549,384
0.10% 3/10/28	JPY	4,195,350,213	40,640,560
0.10% 3/10/29	JPY	346,021,200	3,353,820
			131,011,620
New Zealand–0.12%
New Zealand Government Inflation Linked Bond 2.50% 9/20/40	NZD	2,147,000	1,973,646
			1,973,646
Spain–3.20%
Spain Government Bond 0.25% 7/30/24	EUR	13,785,000	16,005,651
Spain Government Inflation Linked Bonds
0.15% 11/30/23	EUR	1,042,852	1,242,586
0.30% 11/30/21	EUR	4,410,871	5,184,989
0.65% 11/30/27	EUR	7,581,149	9,597,956
0.70% 11/30/33	EUR	1,530,886	1,979,216
1.80% 11/30/24	EUR	13,469,507	17,649,998
			51,660,396
Sweden–0.92%
Sweden Inflation Linked Bonds
0.13% 6/1/26	SEK	12,325,000	1,645,556
0.13% 12/1/27	SEK	4,090,000	551,867
0.25% 6/1/22	SEK	22,950,000	2,868,631
1.00% 6/1/25	SEK	31,395,000	4,314,099
3.50% 12/1/28	SEK	25,000,000	5,505,471
			14,885,624
United Kingdom–5.24%
United Kingdom Gilt Inflation Linked Bonds
0.13% 3/22/24	GBP	12,793,342	18,452,547
0.13% 3/22/26	GBP	9,162,442	13,901,055
0.13% 3/22/29	GBP	9,737,936	15,761,786
1.88% 11/22/22	GBP	21,159,839	31,310,907
2.50% 7/17/24	GBP	1,115,000	5,229,236
			84,655,531
Total Sovereign Bonds (Cost $714,833,231)			728,961,606
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–54.10%
U.S. Treasury Inflation Protected Security
0.13% 4/15/22	42,275,076	$ 41,952,178
0.13% 7/15/22	61,480,505	61,311,989
0.13% 1/15/23	45,044,303	44,802,278
0.13% 7/15/24	58,407,994	58,329,459
0.13% 7/15/26	72,029,544	71,568,419
0.25% 1/15/25	36,419,881	36,474,360
0.38% 7/15/23	10,765,008	10,855,466
0.38% 7/15/25	37,537,313	37,964,291
0.38% 1/15/27	98,183,599	98,897,243
0.38% 7/15/27	51,676,638	52,176,275
0.50% 4/15/24	19,992,739	20,247,420
0.50% 1/15/28	33,064,729	33,616,535
0.63% 4/15/23	12,722,096	12,874,781
0.63% 1/15/24	40,543,486	41,261,653
0.63% 1/15/26	57,937,164	59,351,434
0.75% 7/15/28	41,147,395	42,890,171
0.88% 1/15/29	85,670,820	90,213,509
1.00% 2/15/48	3,439,918	3,622,449
1.00% 2/15/49	3,152,724	3,337,882
1.75% 1/15/28	9,549,546	10,710,363
2.00% 1/15/26	5,361,688	5,968,122
2.38% 1/15/25	12,827,178	14,338,391
2.38% 1/15/27	576,471	666,041
2.50% 1/15/29	11,005,701	13,245,544
3.88% 4/15/29	5,315,432	7,119,223
Total U.S. Treasury Obligations (Cost $848,003,423)		873,795,476

	Number of Shares
MONEY MARKET FUND–1.41%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	22,772,424	22,772,424
Total Money Market Fund (Cost $22,772,424)		22,772,424

TOTAL INVESTMENTS–100.91% (Cost $1,589,908,279)	1,629,894,729
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.91%)	(14,630,973)
NET ASSETS APPLICABLE TO 159,539,505 SHARES OUTSTANDING –100.00%	$1,615,263,756
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($809,154,568 / 79,873,660 Shares)	$10.130
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($806,109,188 / 79,665,845 Shares)	$10.119
LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$1,692,753,059
Distributable earnings/(accumulated loss)	(77,489,303)
TOTAL NET ASSETS	$1,615,263,756

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
Δ Securities have been classified by country of origin.
★ Includes $31,610,325 payable for securities purchased, $531,602 payable for fund share redeemed, $147,796 other accrued expenses payable, $794,538 due to manager and affiliates and $283,812 variation margin due to broker on futures contracts as of June 30, 2019.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2019:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ANZB	AUD	(137,200)	USD	96,105	7/3/19	$ —	$ (226)
ANZB	AUD	2,326,075	USD	(1,629,998)	9/18/19	6,936	—
ANZB	EUR	(1,430,000)	USD	1,629,998	9/18/19	—	(6,292)
ANZB	GBP	(1,207,000)	USD	1,526,639	7/3/19	—	(6,428)
BCLY	CAD	5,438,850	USD	(4,055,000)	8/21/19	102,623	—
BCLY	SEK	(131,267,000)	USD	13,776,534	7/3/19	—	(362,499)
BCLY	SEK	130,858,000	USD	(14,107,045)	7/3/19	—	(12,067)
BCLY	SEK	(130,858,000)	USD	14,142,591	8/6/19	11,497	—
BNP	AUD	(292,000)	USD	203,464	7/3/19	—	(1,556)
BNP	EUR	1,554,102	USD	(1,736,125)	7/3/19	31,498	—
BNP	GBP	(2,242,230)	USD	2,830,389	7/3/19	—	(17,571)
BNP	JPY	(9,000,000)	USD	83,277	7/3/19	—	(220)
BOA	EUR	(149,000)	USD	167,233	7/3/19	—	(2,238)
CBAS	AUD	(2,340,886)	USD	1,614,112	9/18/19	—	(33,244)
CBAS	EUR	(1,361,800)	USD	1,527,855	7/3/19	—	(21,044)
CBAS	EUR	1,430,000	USD	(1,614,112)	9/18/19	22,178	—
CITI	AUD	(64,130,000)	USD	44,421,126	7/3/19	—	(606,011)
CITI	AUD	64,861,000	USD	(45,393,230)	7/3/19	147,159	—
CITI	AUD	(64,861,000)	USD	45,443,387	8/6/19	—	(149,998)
CITI	CAD	(5,381,837)	USD	4,025,000	8/21/19	—	(89,042)
CITI	EUR	8,413,685	USD	(9,452,926)	7/3/19	116,727	—
CITI	EUR	(21,975,100)	USD	24,863,011	7/3/19	—	(131,282)
CITI	EUR	(4,706,151)	USD	5,374,639	8/6/19	6,958	—
CITI	GBP	(45,709,000)	USD	57,819,682	7/3/19	—	(237,441)
CITI	GBP	55,222,000	USD	(69,991,284)	7/3/19	148,741	—
CITI	GBP	(68,042,373)	USD	86,420,614	8/6/19	5,220	(152,398)
CITI	GBP	1,260,000	USD	(1,598,309)	9/18/19	7,529	—
CITI	JPY	(55,785,400)	USD	517,855	7/3/19	309	—
CITI	JPY	(172,951,128)	USD	1,598,309	9/18/19	—	(15,221)
CITI	SEK	(8,121,393)	USD	877,596	8/6/19	583	—
DB	AUD	1,358,610	USD	(954,584)	8/6/19	437	—
DB	GBP	(13,292,400)	USD	16,698,205	7/3/19	—	(185,089)
DB	JPY	129,973,338	USD	(1,209,605)	8/6/19	—	(664)
GSI	CAD	(22,292,800)	USD	16,507,636	7/3/19	—	(516,898)
LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	CAD	26,715,277	USD	(20,277,188)	7/3/19	$ 124,697	$ —
GSI	CAD	(18,067,000)	USD	13,804,600	8/6/19	—	(3,150)
GSI	EUR	(2,781,600)	USD	3,131,688	7/3/19	—	(32,080)
GSI	JPY	(29,061,600)	USD	269,824	7/3/19	440	(233)
HSBC	AUD	(977,200)	USD	679,025	7/3/19	—	(7,090)
HSBC	GBP	6,655,300	USD	(8,452,595)	7/3/19	610	—
HSBC	NZD	(732,000)	USD	487,431	7/3/19	—	(4,361)
JPMC	NZD	(2,355,000)	USD	1,539,313	7/3/19	—	(42,887)
MSC	EUR	(341,313,000)	USD	381,049,922	7/3/19	—	(7,156,581)
MSC	EUR	389,405,000	USD	(442,553,913)	7/3/19	352,023	—
MSC	EUR	(381,420,000)	USD	434,669,817	8/2/19	—	(226,191)
NSI	DKK	(26,956,000)	USD	4,036,787	7/3/19	—	(70,856)
NSI	DKK	26,956,000	USD	(4,109,832)	7/3/19	—	(2,190)
NSI	DKK	(26,956,000)	USD	4,121,882	8/6/19	1,947	—
NSI	EUR	(556,200)	USD	631,974	7/3/19	—	(643)
NSI	GBP	(372,300)	USD	474,714	7/3/19	1,839	—
RBS	EUR	(13,707,400)	USD	15,495,544	7/3/19	—	(95,136)
RBS	GBP	20,000	USD	(25,345)	9/18/19	145	—
RBS	JPY	771,081,800	USD	(7,124,053)	7/3/19	29,611	—
RBS	JPY	(2,731,658)	USD	25,345	9/18/19	—	(140)
TDB	CAD	2,117,559	USD	(1,620,000)	9/18/19	—	(638)
TDB	EUR	6,408,800	USD	(7,188,168)	7/3/19	101,147	—
TNTC	JPY	(11,760,300)	USD	108,562	7/3/19	—	(544)
UBS	EUR	(24,468,561)	USD	27,851,951	7/3/19	21,618	—
UBS	GBP	383,286	USD	(480,152)	7/3/19	6,678	—
UBS	JPY	(15,203,643,000)	USD	138,959,252	7/3/19	—	(2,091,594)
UBS	JPY	14,060,053,000	USD	(130,490,516)	7/3/19	—	(49,255)
UBS	JPY	(14,060,053,000)	USD	130,789,974	8/2/19	48,907	—
Total Foreign Currency Exchange Contracts						$1,298,057	$(12,330,998)

[1]	See Note 5 in Notes to Financial Statements.
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(342)	Australia 10 yr Bonds	$ (34,490,553)	$ (34,241,256)	9/16/19	$ —	$ (249,297)
(306)	Euro BTP	(46,730,041)	(45,206,119)	9/6/19	—	(1,523,922)
(220)	Euro-BOBL	(33,631,784)	(33,625,479)	9/6/19	—	(6,305)
(122)	Euro-Bund	(23,963,567)	(23,778,521)	9/6/19	—	(185,046)
(56)	Euro-BUXL 30 Year Bond	(12,920,187)	(12,621,129)	9/6/19	—	(299,058)
(51)	Euro-O.A.T.	(9,561,159)	(9,551,109)	9/6/19	—	(10,050)
(35)	Japan 10 yr Bonds (OSE)	(49,944,349)	(49,806,918)	9/12/19	—	(137,431)
405	LIFFE 10-Year Gilt Government Bond	67,017,130	66,518,510	9/26/19	498,620	—
(157)	U.S. Treasury 10 yr Notes	(20,091,094)	(20,050,816)	9/19/19	—	(40,278)
(530)	U.S. Treasury 10 yr Ultra Notes	(73,206,250)	(72,324,884)	9/19/19	—	(881,366)
494	U.S. Treasury 2 yr Notes	106,298,766	105,890,480	9/30/19	408,286	—
(191)	U.S. Treasury 5 yr Notes	(22,567,844)	(22,312,930)	9/30/19	—	(254,914)
82	U.S. Treasury Ultra Bonds	14,560,125	14,216,636	9/19/19	343,489	—
Total Futures Contracts					$1,250,395	$(3,587,667)

[1]	See Note 5 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Futures Contracts1 (continued)
Summary of Abbreviations:
ANZB–Australian and New Zealand Banking Group Limited
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BOBL–Bundesobligationen
BTP–Buoni del Tesoro Poliennali
BUXL–Bundesanleihe
CAD–Canadian Dollar
CBAS–Commonwealth Bank of Australia Sydney
CITI–Citigroup Global Markets
CPI–Consumer Price Index
DB–Deutsche Bank
DKK–Danish Krone
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIFFE–London International Financial Futures and Options Exchange
MSC–Morgan Stanley & Co.
NSI–Nomura Securities International
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
RBS–Royal Bank of Scotland
SEK–Swedish Krona
TDB–Toronto-Dominion Bank
TNTC–The Northern Trust Company
UBS–Union Bank of Switzerland
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest	$14,813,521
Dividends	88,084
14,901,605
EXPENSES:
Management fees	3,266,549
Distribution fees-Service Class	988,119
Shareholder servicing fees	227,837
Accounting and administration expenses	147,102
Reports and statements to shareholders	69,839
Professional fees	38,814
Custodian fees	28,405
Trustees’ fees and expenses	23,344
Interest expense	18,325
Consulting fees	1,427
Pricing fees	1,417
Other	15,918
Total operating expenses	4,827,096
NET INVESTMENT INCOME	10,074,509
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	3,120,807
Foreign currencies	(1,182,892)
Foreign currency exchange contracts	15,290,716
Futures contracts	(8,986,513)
Net realized gain	8,242,118
Net change in unrealized appreciation (depreciation) of:
Investments	53,782,552
Foreign currencies	88,521
Foreign currency exchange contracts	(4,864,077)
Futures contracts	(722,880)
Net change in unrealized appreciation (depreciation)	48,284,116
NET REALIZED AND UNREALIZED GAIN	56,526,234
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,600,743
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 10,074,509	$ 22,612,157
Net realized gain	8,242,118	42,679,471
Net change in unrealized appreciation (depreciation)	48,284,116	(62,784,310)
Net increase in net assets resulting from operations	66,600,743	2,507,318
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(21,709,280)
Service Class	—	(21,359,376)
Return of capital:
Standard Class	—	(17,346,157)
Service Class	—	(17,066,588)
	—	(77,481,401)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	70,931,029	505,310,497
Service Class	31,094,704	81,060,031
Reinvestment of dividends and distributions:
Standard Class	—	39,055,437
Service Class	—	38,425,964
	102,025,733	663,851,929
Cost of shares redeemed:
Standard Class	(61,607,160)	(114,972,532)
Service Class	(54,519,408)	(134,998,102)
	(116,126,568)	(249,970,634)
Increase (decrease) in net assets derived from capital share transactions	(14,100,835)	413,881,295
NET INCREASE IN NET ASSETS	52,499,908	338,907,212
NET ASSETS:
Beginning of period	1,562,763,848	1,223,856,636
End of period	$1,615,263,756	$1,562,763,848
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.709	$ 10.209	$ 10.158	$ 9.936	$ 10.351	$ 10.189
Income (loss) from investment operations:
Net investment income[2]	0.069	0.170	0.108	0.021	0.010	0.120
Net realized and unrealized gain (loss)	0.352	(0.143)	0.112	0.334	(0.302)	0.194
Total from investment operations	0.421	0.027	0.220	0.355	(0.292)	0.314
Less dividends and distributions from:
Net investment income	—	(0.293)	(0.169)	(0.133)	(0.123)	(0.152)
Return of capital	—	(0.234)	—	—	—	—
Total dividends and distributions	—	(0.527)	(0.169)	(0.133)	(0.123)	(0.152)
Net asset value, end of period	$ 10.130	$ 9.709	$ 10.209	$ 10.158	$ 9.936	$ 10.351
Total return[3]	4.33%	0.27%	2.18%	3.57%	(2.82%)	3.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$809,155	$766,173	$373,352	$530,309	$537,382	$370,362
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.47%	0.46%	0.46%
Ratio of net investment income to average net assets	1.41%	1.68%	1.05%	0.21%	0.10%	1.14%
Portfolio turnover	62%	107%	101%	82%	367%	378%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.710	$ 10.184	$ 10.158	$ 9.912	$ 10.352	$ 10.164
Income (loss) from investment operations:
Net investment income (loss)[2]	0.057	0.145	0.082	(0.004)	(0.016)	0.094
Net realized and unrealized gain (loss)	0.352	(0.143)	0.113	0.332	(0.301)	0.193
Total from investment operations	0.409	0.002	0.195	0.328	(0.317)	0.287
Less dividends and distributions from:
Net investment income[2]	—	(0.265)	(0.169)	(0.082)	(0.123)	(0.099)
Return of capital	—	(0.211)	—	—	—	—
Total dividends and distributions	—	(0.476)	(0.169)	(0.082)	(0.123)	(0.099)
Net asset value, end of period	$ 10.119	$ 9.710	$ 10.184	$ 10.158	$ 9.912	$ 10.352
Total return[3]	4.19%	0.02%	1.94%	3.30%	(3.07%)	2.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$806,109	$796,591	$850,504	$805,119	$795,414	$846,056
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.72%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets	1.16%	1.43%	0.80%	(0.04%)	(0.15%)	0.89%
Portfolio turnover	62%	107%	101%	82%	367%	378%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $500 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.
BlackRock Financial Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$45,315
Legal	9,336
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $40,901 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$550,473
Distribution fees payable to LFD	165,472
Printing and mailing fees payable to Lincoln Life	40,174
Shareholder servicing fees payable to Lincoln Life	38,419
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$473,385,782
Purchases of U.S. government securities	501,491,613
Sales other than U.S. government securities	455,074,174
Sales of U.S. government securities	520,064,707
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,589,908,279
Aggregate unrealized appreciation of investments and derivatives	$ 46,744,362
Aggregate unrealized depreciation of investments and derivatives	(20,128,125)
Net unrealized appreciation of investments and derivatives	$ 26,616,237
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Inflation Protected Bond Fund–13

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Non-Agency Collateralized Mortgage Obligations	$ —	$ 246,611	$—	$ 246,611
Non-Agency Commercial Mortgage-Backed Securities	—	4,118,612	—	4,118,612
Sovereign Bonds	—	728,961,606	—	728,961,606
U.S. Treasury Obligations	—	873,795,476	—	873,795,476
Money Market Fund	22,772,424	—	—	22,772,424
Total Investments	$22,772,424	$1,607,122,305	$—	$1,629,894,729
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 1,298,057	$—	$ 1,298,057
Futures Contracts	$ 1,250,395	$ —	$—	$ 1,250,395
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(12,330,998)	$—	$(12,330,998)
Futures Contracts	$(3,587,667)	$ —	$—	$ (3,587,667)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	7,195,252	49,708,543
Service Class	3,149,811	8,000,400
Shares reinvested:
Standard Class	—	3,997,307
Service Class	—	3,935,158
	10,345,063	65,641,408
Shares redeemed:
Standard Class	(6,236,263)	(11,360,570)
Service Class	(5,525,520)	(13,406,642)
	(11,761,783)	(24,767,212)
Net increase (decrease)	(1,416,720)	40,874,196
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be
LVIP BlackRock Inflation Protected Bond Fund–14

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2019, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$1,298,057	Liabilities net of receivables and other assets	$(12,330,998)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	1,250,395	Liabilities net of receivables and other assets	(3,587,667)
Total		$2,548,452		$(15,918,665)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$15,290,716	$(4,864,077)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(8,986,513)	(722,880)
Total		$ 6,304,203	$(5,586,957)
LVIP BlackRock Inflation Protected Bond Fund–15

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$384,007,097	$975,015,655
Futures contracts (average notional value)	83,965,110	221,312,662
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2019, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Australia and New Zealand Banking Group Limited	$ 6,935	$ (12,946)	$ (6,011)
Bank of America N.A.	—	(2,238)	(2,238)
Barclays Bank PLC	114,120	(374,566)	(260,446)
BNP Paribas SA	31,498	(19,347)	12,151
Citigroup Global Markets	433,227	(1,381,393)	(948,166)
Commonwealth Bank of Australia Sydney	22,178	(54,289)	(32,111)
Deutsche Bank	437	(185,753)	(185,316)
Goldman Sachs International	125,137	(552,361)	(427,224)
Hong Kong Shanghai Bank	610	(11,451)	(10,841)
JPMorgan Chase Bank	—	(42,887)	(42,887)
Morgan Stanley Capital	352,023	(7,382,772)	(7,030,749)
Nomura Securities International	3,787	(73,689)	(69,902)
Royal Bank of Scotland	29,755	(95,276)	(65,521)
TNTC	—	(544)	(544)
Toronto Dominion Bank	101,147	(638)	100,509
UBS AG	77,203	(2,140,848)	(2,063,645)
Total	$1,298,057	$(12,330,998)	$(11,032,941)

LVIP BlackRock Inflation Protected Bond Fund–16

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Australia and New Zealand Banking Group Limited	$ (6,011)	$—	$—	$—	$—	$ (6,011)
Bank of America N.A.	(2,238)	—	—	—	—	(2,238)
Barclays Bank PLC	(260,446)	—	—	—	—	(260,446)
BNP Paribas SA	12,151	—	—	—	—	12,151
Citigroup Global Markets	(948,166)	—	—	—	—	(948,166)
Commonwealth Bank of Australia Sydney	(32,111)	—	—	—	—	(32,111)
Deutsche Bank	(185,316)	—	—	—	—	(185,316)
Goldman Sachs International	(427,224)	—	—	—	—	(427,224)
Hong Kong Shanghai Bank	(10,841)	—	—	—	—	(10,841)
JPMorgan Chase Bank	(42,887)	—	—	—	—	(42,887)
Morgan Stanley Capital	(7,030,749)	—	—	—	—	(7,030,749)
Nomura Securities International	(69,902)	—	—	—	—	(69,902)
Royal Bank of Scotland	(65,521)	—	—	—	—	(65,521)
TNTC	(544)	—	—	—	—	(544)
Toronto Dominion Bank	100,509	—	—	—	—	100,509
UBS AG	(2,063,645)	—	—	—	—	(2,063,645)
Total	$(11,032,941)	$—	$—	$—	$—	$(11,032,941)

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
6.  Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP BlackRock Inflation Protected Bond Fund–17

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6.  Credit and Market Risk (continued)
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Inflation Protected Bond Fund–18

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,114.00	0.32%	$1.68
Service Class Shares	1,000.00	1,111.90	0.67%	3.51
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.20	0.32%	$1.61
Service Class Shares	1,000.00	1,021.50	0.67%	3.36

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.01%
Equity Funds	71.28%
Fixed Income Funds	27.07%
Money Market Fund	1.66%
Total Investments	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.01%
Equity Funds–71.28%
iShares Core S&P 500 ETF	425,037	$ 125,279,656
iShares Core S&P Mid-Cap ETF	155,440	30,195,774
iShares Edge MSCI Min Vol USA ETF	1,749,218	107,979,227
iShares Russell 2000 ETF	245,002	38,097,811
		301,552,468
Fixed Income Funds–27.07%
iShares Broad USD Investment Grade Corporate Bond ETF	335,876	19,168,443
iShares Core U.S. Aggregate Bond ETF	512,705	57,089,702
iShares Core U.S. Treasury Bond ETF	741,175	19,133,432
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	177,798	$ 19,131,065
		114,522,642
Money Market Fund–1.66%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	7,013,473	7,013,473
		7,013,473
Total Investment Companies (Cost $368,504,227)		423,088,583

TOTAL INVESTMENTS–100.01% (Cost $368,504,227)	423,088,583
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(42,284)
NET ASSETS APPLICABLE TO 33,903,831 SHARES OUTSTANDING–100.00%	$423,046,299
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($9,256,998 / 740,382 Shares)	$12.503
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($413,789,301 / 33,163,449 Shares)	$12.477
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$374,705,196
Distributable earnings/(accumulated loss)	48,341,103
TOTAL NET ASSETS	$423,046,299

★ Includes $142,724 cash collateral held at broker for futures contracts, $498,909 payable for securities purchased, $61,813 payable for fund share redeemed, $35,527 other accrued expenses payable, $213,732 due to manager and affiliates and $103,123 variation margin due to broker on futures contracts as of June 30, 2019.

The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
60	U.S. Treasury 5 yr Notes	$7,089,375	$6,986,298	9/30/19	$103,077	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)
[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 3,861,623
Interest	92,852
3,954,475
EXPENSES:
Distribution fees-Service Class	646,429
Management fees	470,677
Shareholder servicing fees	54,599
Accounting and administration expenses	42,495
Professional fees	13,933
Reports and statements to shareholders	12,340
Trustees’ fees and expenses	5,300
Custodian fees	2,407
Consulting fees	1,951
Pricing fees	176
Other	2,939
Total operating expenses	1,253,246
NET INVESTMENT INCOME	2,701,229
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(329,015)
Futures contracts	(5,247,919)
Net realized loss	(5,576,934)
Net change in unrealized appreciation (depreciation) of:
Investments	46,396,498
Futures contracts	(3,840,852)
Net change in unrealized appreciation (depreciation)	42,555,646
NET REALIZED AND UNREALIZED GAIN	36,978,712
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,679,941
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,701,229	$ 4,528,693
Net realized loss	(5,576,934)	(3,766,842)
Net change in unrealized appreciation (depreciation)	42,555,646	(12,112,862)
Net increase (decrease) in net assets resulting from operations	39,679,941	(11,351,011)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(87,268)
Service Class	—	(3,922,330)
	—	(4,009,598)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,106,396	2,811,572
Service Class	60,960,151	105,819,723
Reinvestment of dividends and distributions:
Standard Class	—	87,268
Service Class	—	3,922,330
	64,066,547	112,640,893
Cost of shares redeemed:
Standard Class	(578,420)	(501,682)
Service Class	(13,222,304)	(26,293,210)
	(13,800,724)	(26,794,892)
Increase in net assets derived from capital share transactions	50,265,823	85,846,001
NET INCREASE IN NET ASSETS	89,945,764	70,485,392
NET ASSETS:
Beginning of period	333,100,535	262,615,143
End of period	$423,046,299	$333,100,535
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended		5/2/16 [1] to12/31/16
		12/31/18	12/31/17
Net asset value, beginning of period	$ 11.225	$ 11.719	$ 10.463	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.105	0.217	0.184	0.174
Net realized and unrealized gain (loss)	1.173	(0.538)	1.228	0.378
Total from investment operations	1.278	(0.321)	1.412	0.552
Less dividends and distributions from:
Net investment income	—	(0.173)	(0.156)	(0.089)
Net realized gain	—	—	— [4]	—
Total dividends and distributions	—	(0.173)	(0.156)	(0.089)
Net asset value, end of period	$ 12.503	$ 11.225	$ 11.719	$ 10.463
Total return[5]	11.40%	(2.74%)	13.49%	5.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9,257	$ 5,937	$ 3,784	$ 1,444
Ratio of expenses to average net assets[6]	0.32%	0.32%	0.32%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.32%	0.32%	0.32%	0.38%
Ratio of net investment income to average net assets	1.78% [7]	1.82%	1.64%	2.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.78% [7]	1.82%	1.64%	2.48%
Portfolio turnover	1%	5%	3%	14%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	For the year ended December 31, 2017, net realized gain distributions of $57 were made by the Fund’s Standard Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended		5/2/16 [1] to12/31/16
		12/31/18	12/31/17
Net asset value, beginning of period	$ 11.221	$ 11.718	$ 10.464	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.085	0.174	0.144	0.150
Net realized and unrealized gain (loss)	1.171	(0.534)	1.226	0.377
Total from investment operations	1.256	(0.360)	1.370	0.527
Less dividends and distributions from:
Net investment income	—	(0.137)	(0.116)	(0.063)
Net realized gain	—	—	— [4]	—
Total dividends and distributions	—	(0.137)	(0.116)	(0.063)
Net asset value, end of period	$ 12.477	$ 11.221	$ 11.718	$ 10.464
Total return[5]	11.19%	(3.07%)	13.10%	5.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$413,789	$327,163	$258,831	$127,286
Ratio of expenses to average net assets[6]	0.67%	0.67%	0.67%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.67%	0.67%	0.67%	0.73%
Ratio of net investment income to average net assets	1.43% [7]	1.47%	1.29%	2.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.43% [7]	1.47%	1.29%	2.13%
Portfolio turnover	1%	5%	3%	14%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	For the year ended December 31, 2017, net realized gain distributions of $4,399 were made by the Fund’s Service Class, which calculated to a de minimis amount of $0.000 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2016-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Prior to May 1, 2019, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceeded 0.37% of the average daily net assets for the Standard Class and 0.72% for the Service Class. The reimbursement was accrued daily and received monthly.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$10,518
Legal	2,166
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,718 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$ 84,886
Distribution fees payable to LFD	116,251
Printing and mailing fees payable to Lincoln Life	2,748
Shareholder servicing fees payable to Lincoln Life	9,847
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$52,280,529
Sales	3,979,509
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$368,504,227
Aggregate unrealized appreciation of investments and derivatives	$ 54,687,433
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 54,687,433
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$423,088,583	$—	$—	$423,088,583
Derivatives:
Assets:
Futures Contract	$ 103,077	$—	$—	$ 103,077
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–10

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	260,139	240,352
Service Class	5,104,938	8,935,897
Shares reinvested:
Standard Class	—	7,808
Service Class	—	350,766
	5,365,077	9,534,823
Shares redeemed:
Standard Class	(48,709)	(42,094)
Service Class	(1,097,641)	(2,218,786)
	(1,146,350)	(2,260,880)
Net increase	4,218,727	7,273,943
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$103,077	Liabilities net of receivables and other assets	$—
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–11

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(6,200,497)	$(2,791,131)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	952,578	(1,049,721)
Total		$(5,247,919)	$(3,840,852)

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$34,325,402	$23,404,526
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–12

LVIP Blended Large Cap Growth Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Large Cap Growth Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Large Cap Growth Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,117.00	0.71%	$3.73
Service Class Shares	1,000.00	1,115.70	0.96%	5.04
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.71%	$3.56
Service Class Shares	1,000.00	1,020.00	0.96%	4.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	95.35%
Aerospace & Defense	3.61%
Airlines	0.34%
Automobiles	0.36%
Banks	2.57%
Beverages	1.89%
Biotechnology	3.12%
Building Products	0.22%
Capital Markets	0.85%
Chemicals	1.54%
Commercial Services & Supplies	0.55%
Communications Equipment	0.89%
Construction & Engineering	0.22%
Construction Materials	0.03%
Consumer Finance	1.03%
Containers & Packaging	0.92%
Diversified Financial Services	0.68%
Diversified Telecommunication Services	0.82%
Electric Utilities	1.29%
Electrical Equipment	0.51%
Electronic Equipment, Instruments & Components	0.96%
Energy Equipment & Services	0.34%
Entertainment	1.25%
Equity Real Estate Investment Trusts	2.48%
Food & Staples Retailing	0.36%
Food Products	0.56%
Health Care Equipment & Supplies	2.93%
Health Care Providers & Services	2.76%
Health Care Technology	0.10%
Hotels, Restaurants & Leisure	2.78%
Household Durables	0.51%
Household Products	0.87%
Independent Power and Renewable Electricity Producers	0.78%
Industrial Conglomerates	0.11%
Insurance	2.20%
Interactive Media & Services	6.57%
Internet & Direct Marketing Retail	6.51%
IT Services	6.35%
Life Sciences Tools & Services	1.01%
Machinery	2.00%
Media	1.17%
Metals & Mining	0.16%
Multiline Retail	0.37%
Multi-Utilities	0.68%
Oil, Gas & Consumable Fuels	2.56%
Security Type/Sector	Percentage of Net Assets
Pharmaceuticals	3.10%
Professional Services	1.31%
Road & Rail	1.77%
Semiconductors & Semiconductor Equipment	3.00%
Software	10.14%
Specialty Retail	2.73%
Technology Hardware, Storage & Peripherals	4.79%
Textiles, Apparel & Luxury Goods	0.19%
Tobacco	0.41%
Trading Companies & Distributors	0.10%
Exchange-Traded Fund	1.74%
Money Market Fund	3.01%
Total Investments	100.10%
Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	5.26%
Microsoft	4.93%
Apple	4.57%
Facebook Class A	2.84%
Alphabet Class A	2.51%
Visa Class A	2.17%
Bank of America	1.47%
Lowe's	1.23%
Boeing	1.23%
PayPal Holdings	1.17%
Total	27.38%

IT–Information Technology

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–95.35%
Aerospace & Defense–3.61%
Boeing	37,400	$ 13,613,974
Curtiss-Wright	16,068	2,042,725
HEICO	34,864	4,665,152
L3Harris Technologies	40,059	7,576,359
Lockheed Martin	17,732	6,446,291
Raytheon	21,391	3,719,467
Spirit AeroSystems Holdings Class A	24,963	2,031,239
		40,095,207
Airlines–0.34%
Delta Air Lines	39,719	2,254,053
Southwest Airlines	29,287	1,487,194
		3,741,247
Automobiles–0.36%
General Motors	103,254	3,978,377
		3,978,377
Banks–2.57%
Bank of America	562,918	16,324,622
CIT Group	6,805	357,535
Comerica	6,982	507,172
Popular	27,746	1,504,943
Signature Bank	11,864	1,433,646
†SVB Financial Group	9,511	2,136,076
Synovus Financial	28,518	998,130
†Western Alliance Bancorp	32,668	1,460,913
Zions Bancorp	82,730	3,803,925
		28,526,962
Beverages–1.89%
Coca-Cola	217,011	11,050,200
†Coca-Cola European Partners PLC	52,137	2,945,741
†Monster Beverage	99,163	6,329,574
PepsiCo	4,694	615,524
		20,941,039
Biotechnology–3.12%
AbbVie	93,615	6,807,683
†Alexion Pharmaceuticals	37,123	4,862,371
†Alnylam Pharmaceuticals	4,706	341,467
†Biogen	13,689	3,201,446
†BioMarin Pharmaceutical	33,980	2,910,387
†Exelixis	3,770	80,565
Gilead Sciences	66,190	4,471,796
†Incyte	57,287	4,867,103
†Regeneron Pharmaceuticals	994	311,122
†Seattle Genetics	15,660	1,083,829
†Vertex Pharmaceuticals	31,112	5,705,319
		34,643,088
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.22%
Allegion	22,634	$ 2,502,189
		2,502,189
Capital Markets–0.85%
MSCI	2,873	686,044
Raymond James Financial	27,831	2,353,111
TD Ameritrade Holding	129,395	6,459,398
		9,498,553
Chemicals–1.54%
Air Products & Chemicals	7,048	1,592,063
Celanese Class A	21,581	2,326,432
†Dow	19,870	979,790
DuPont de Nemours	10,846	814,209
FMC	19,855	1,646,972
Linde	11,682	2,345,746
PPG Industries	17,086	1,994,107
Sherwin-Williams	11,758	5,388,574
		17,087,893
Commercial Services & Supplies–0.55%
Waste Management	53,302	6,149,452
		6,149,452
Communications Equipment–0.89%
†Arista Networks	4,325	1,122,857
Cisco Systems	72,529	3,969,512
Motorola Solutions	29,081	4,848,675
		9,941,044
Construction & Engineering–0.22%
Jacobs Engineering Group	29,089	2,454,821
		2,454,821
Construction Materials–0.03%
Vulcan Materials	2,686	368,815
		368,815
Consumer Finance–1.03%
Ally Financial	133,509	4,137,444
American Express	24,258	2,994,407
Synchrony Financial	123,625	4,286,079
		11,417,930
Containers & Packaging–0.92%
Ball	34,940	2,445,451
†Berry Global Group	41,111	2,162,027
†Crown Holdings	22,558	1,378,294
International Paper	30,120	1,304,798
Sealed Air	67,822	2,901,425
		10,191,995
Diversified Financial Services–0.68%
AXA Equitable Holdings	59,514	1,243,842
LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
†Berkshire Hathaway Class B	17,710	$ 3,775,241
Voya Financial	46,466	2,569,570
		7,588,653
Diversified Telecommunication Services–0.82%
Verizon Communications	159,219	9,096,181
		9,096,181
Electric Utilities–1.29%
Edison International	53,153	3,583,044
Exelon	145,709	6,985,289
FirstEnergy	3,992	170,898
NextEra Energy	15,594	3,194,587
†PG&E	18,170	416,456
		14,350,274
Electrical Equipment–0.51%
AMETEK	53,731	4,880,924
Rockwell Automation	4,800	786,384
		5,667,308
Electronic Equipment, Instruments & Components–0.96%
CDW	13,656	1,515,816
Jabil	15,240	481,584
†Keysight Technologies	53,007	4,760,559
National Instruments	93,237	3,915,021
		10,672,980
Energy Equipment & Services–0.34%
Schlumberger	73,508	2,921,208
TechnipFMC	33,076	857,991
		3,779,199
Entertainment–1.25%
†Liberty Media-Liberty Formula One Class C	31,745	1,187,580
†Netflix	23,884	8,773,071
†Spotify Technology	4,429	647,608
Walt Disney	21,295	2,973,634
World Wrestling Entertainment Class A	4,526	326,823
		13,908,716
Equity Real Estate Investment Trusts–2.48%
Alexandria Real Estate Equities	18,658	2,632,457
American Tower	43,167	8,825,493
Equinix	6,858	3,458,421
Equity LifeStyle Properties	35,140	4,263,888
HCP	57,330	1,833,413
Lamar Advertising Class A	28,003	2,260,122
Prologis	20,789	1,665,199
Public Storage	10,951	2,608,200
		27,547,193
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–0.36%
Walgreens Boots Alliance	73,529	$ 4,019,830
		4,019,830
Food Products–0.56%
Campbell Soup	12,654	507,046
Lamb Weston Holdings	10,617	672,693
Mondelez International Class A	93,969	5,064,929
		6,244,668
Health Care Equipment & Supplies–2.93%
Abbott Laboratories	106,527	8,958,921
†Align Technology	17,950	4,912,915
Baxter International	39,864	3,264,862
†Boston Scientific	152,183	6,540,825
Danaher	33,471	4,783,675
Hill-Rom Holdings	20,857	2,182,059
†Hologic	21,049	1,010,773
West Pharmaceutical Services	6,931	867,415
		32,521,445
Health Care Providers & Services–2.76%
Anthem	39,179	11,056,705
†Cigna	8,916	1,404,716
Encompass Health	29,795	1,887,811
HCA Healthcare	26,128	3,531,722
McKesson	21,023	2,825,281
†Molina Healthcare	8,385	1,200,229
UnitedHealth Group	35,828	8,742,390
		30,648,854
Health Care Technology–0.10%
†Veeva Systems Class A	6,551	1,061,983
		1,061,983
Hotels, Restaurants & Leisure–2.78%
†Chipotle Mexican Grill	6,503	4,765,919
Las Vegas Sands	74,744	4,416,623
Marriott International Class A	9,585	1,344,680
McDonald's	28,662	5,951,951
MGM Resorts International	45,437	1,298,135
Starbucks	94,108	7,889,073
Yum Brands	47,142	5,217,205
		30,883,586
Household Durables–0.51%
Lennar Class A	110,708	5,364,909
†Tempur Sealy International	3,383	248,211
		5,613,120

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–0.87%
Procter & Gamble	87,852	$ 9,632,972
		9,632,972
Independent Power and Renewable Electricity Producers–0.78%
AES	161,484	2,706,472
NRG Energy	168,647	5,922,882
		8,629,354
Industrial Conglomerates–0.11%
3M	3,607	625,237
General Electric	60,440	634,620
		1,259,857
Insurance–2.20%
American International Group	86,527	4,610,158
†Athene Holding Class A	64,845	2,792,226
Hartford Financial Services Group	60,647	3,379,251
Marsh & McLennan	40,033	3,993,292
Progressive	82,086	6,561,134
Prudential Financial	31,088	3,139,888
		24,475,949
Interactive Media & Services–6.57%
†Alphabet Class A	25,789	27,924,329
†Alphabet Class C	11,737	12,686,641
†Facebook Class A	163,152	31,488,336
†TripAdvisor	1,345	62,260
†Twitter	22,305	778,444
		72,940,010
Internet & Direct Marketing Retail–6.51%
†Amazon.com	30,851	58,420,379
†Booking Holdings	1,711	3,207,629
eBay	133,752	5,283,204
Expedia Group	40,299	5,360,976
		72,272,188
IT Services–6.35%
†Black Knight	982	59,067
†FleetCor Technologies	15,931	4,474,221
Global Payments	38,261	6,126,734
†GoDaddy Class A	56,548	3,966,842
International Business Machines	4,796	661,369
Mastercard Class A	42,606	11,270,565
†MongoDB	3,613	549,501
†Okta	1,479	182,671
†PayPal Holdings	113,790	13,024,404
Total System Services	11,337	1,454,197
VeriSign	22,167	4,636,450
Visa Class A	138,805	24,089,608
		70,495,629
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.01%
†Mettler-Toledo International	1,949	$ 1,637,160
†PRA Health Sciences	15,108	1,497,958
Thermo Fisher Scientific	27,686	8,130,825
		11,265,943
Machinery–2.00%
Allison Transmission Holdings	87,172	4,040,422
Caterpillar	29,644	4,040,181
Deere & Co.	7,990	1,324,023
Fortive	27,502	2,241,963
Illinois Tool Works	17,681	2,666,472
Ingersoll-Rand	31,105	3,940,070
Wabtec	55,112	3,954,837
		22,207,968
Media–1.17%
†Charter Communications Class A	9,367	3,701,651
Comcast Class A	215,008	9,090,538
Nexstar Media Group Class A	2,323	234,623
		13,026,812
Metals & Mining–0.16%
†Alcoa	40,054	933,740
Freeport-McMoRan	12,071	140,144
Nucor	8,406	463,171
Southern Copper	5,399	209,751
		1,746,806
Multiline Retail–0.37%
Target	47,303	4,096,913
		4,096,913
Multi-Utilities–0.68%
National Grid ADR	10,197	542,276
Sempra Energy	51,013	7,011,227
		7,553,503
Oil, Gas & Consumable Fuels–2.56%
Chevron	32,325	4,022,523
Concho Resources	9,239	953,280
ConocoPhillips	21,177	1,291,797
Diamondback Energy	11,764	1,281,923
Encana	226,072	1,159,750
Exxon Mobil	117,891	9,033,987
Marathon Petroleum	51,911	2,900,787
Noble Energy	54,983	1,231,619
TC Energy	73,737	3,651,456
Valero Energy	34,001	2,910,826
		28,437,948
Pharmaceuticals–3.10%
Allergan	37,736	6,318,139

LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
AstraZeneca ADR	160,972	$ 6,644,924
Bristol-Myers Squibb	159,966	7,254,458
†Elanco Animal Health	2,454	82,945
Eli Lilly & Co.	8,041	890,862
Johnson & Johnson	12,594	1,754,092
Merck & Co.	30,407	2,549,627
†Mylan	63,308	1,205,384
Pfizer	159,927	6,928,038
†Teva Pharmaceutical Industries ADR	81,711	754,193
		34,382,662
Professional Services–1.31%
†CoStar Group	8,621	4,776,551
Equifax	8,892	1,202,554
†IHS Markit	105,550	6,725,646
Verisk Analytics Class A	12,847	1,881,572
		14,586,323
Road & Rail–1.77%
JB Hunt Transport Services	8,758	800,569
Norfolk Southern	51,000	10,165,830
Union Pacific	51,090	8,639,830
		19,606,229
Semiconductors & Semiconductor Equipment–3.00%
†Advanced Micro Devices	118,687	3,604,524
Analog Devices	10,758	1,215,231
†Cree	33,585	1,886,806
Intel	85,060	4,071,822
KLA-Tencor	15,969	1,887,536
Lam Research	1,692	317,825
Marvell Technology Group	177,711	4,241,962
†Micron Technology	68,575	2,646,309
NXP Semiconductors	40,102	3,914,356
Teradyne	68,798	3,296,112
Texas Instruments	24,566	2,819,194
Xilinx	28,763	3,391,733
		33,293,410
Software–10.14%
†Adobe Systems	7,851	2,313,297
†Autodesk	4,841	788,599
†Cadence Design Systems	67,700	4,793,837
Citrix Systems	44,760	4,392,746
†Fair Isaac	2,577	809,230
†Fortinet	15,280	1,173,962
†HubSpot	14,491	2,471,005
Intuit	8,242	2,153,882
Microsoft	408,968	54,785,353
Oracle	119,710	6,819,879
†Palo Alto Networks	21,084	4,296,076
†Pluralsight Class A	9,935	301,229
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†RingCentral Class A	9,540	$ 1,096,337
†salesforce.com	41,720	6,330,176
†ServiceNow	25,590	7,026,246
†Smartsheet Class A	19,814	958,998
†Splunk	5,697	716,398
SS&C Technologies Holdings	110,572	6,370,053
VMware Class A	7,121	1,190,702
†Workday Class A	18,318	3,765,814
		112,553,819
Specialty Retail–2.73%
Advance Auto Parts	15,715	2,422,310
†AutoZone	4,621	5,080,651
Lowe's	136,102	13,734,053
†O'Reilly Automotive	4,424	1,633,872
TJX	140,431	7,425,991
		30,296,877
Technology Hardware, Storage & Peripherals–4.79%
Apple	256,460	50,758,563
Western Digital	50,579	2,405,032
		53,163,595
Textiles, Apparel & Luxury Goods–0.19%
NIKE Class B	24,622	2,067,017
		2,067,017
Tobacco–0.41%
Philip Morris International	58,420	4,587,723
		4,587,723
Trading Companies & Distributors–0.10%
†HD Supply Holdings	28,752	1,158,131
		1,158,131
Total Common Stock (Cost $822,970,835)		1,058,880,240

EXCHANGE-TRADED FUND–1.74%
SPDR® S&P 500 ETF Trust	66,138	19,378,434
Total Exchange-Traded Fund (Cost $17,420,611)		19,378,434
MONEY MARKET FUND–3.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	33,383,703	33,383,703
Total Money Market Fund (Cost $33,383,703)		33,383,703

LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–100.10% (Cost $873,775,149)	$1,111,642,377
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(1,147,723)
NET ASSETS APPLICABLE TO 30,928,621 SHARES OUTSTANDING–100.00%	$1,110,494,654

† Non-income producing.

The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
12	E-mini Russell 2000 Index	$ 940,260	$ 920,677	9/20/19	$ 19,583	$—
135	E-mini S&P 500 Index	19,873,350	19,541,895	9/20/19	331,455	—
Total Futures Contracts					$351,038	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
ADR–American Depositary Receipt
ETF–Exchange-Traded Fund
IT–Information Technology
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–7

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Investments, at value	$1,111,642,377
Receivable for securities sold	99,621,250
Cash collateral held at broker for futures contracts	893,100
Dividends and interest receivable	772,074
Receivable for fund shares sold	400,781
Variation margin due from broker on futures contracts	100,173
Prepaid expenses	3,045
Cash	2,743
TOTAL ASSETS	1,213,435,543
LIABILITIES:
Payable for securities purchased	101,767,717
Due to manager and affiliates	811,723
Payable for fund shares redeemed	267,331
Other accrued expenses payable	94,118
TOTAL LIABILITIES	102,940,889
TOTAL NET ASSETS	$1,110,494,654
Investments, at cost	$ 873,775,149
Standard Class:
Net Assets	$ 246,512,165
Shares Outstanding	6,749,807
Net Asset Value Per Share	$ 36.521
Service Class:
Net Assets	$ 863,982,489
Shares Outstanding	24,178,814
Net Asset Value Per Share	$ 35.733
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$ 871,727,371
Distributable earnings/(accumulated loss)	238,767,283
TOTAL NET ASSETS	$1,110,494,654
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–8

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 7,948,318
Interest	66,711
Foreign Taxes Withheld	(19,648)
7,995,381
EXPENSES:
Management fees	3,772,191
Distribution fees-Service Class	1,002,758
Shareholder servicing fees	151,140
Accounting and administration expenses	111,490
Reports and statements to shareholders	66,129
Professional fees	20,435
Trustees’ fees and expenses	15,095
Custodian fees	2,886
Pricing fees	2,368
Consulting fees	2,153
Other	19,088
5,165,733
Less:
Management fees waived	(480,190)
Total operating expenses	4,685,543
NET INVESTMENT INCOME	3,309,838
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	13,220,883
Foreign currencies	1,074
Futures contracts	(52,488,800)
Net realized loss	(39,266,843)
Net change in unrealized appreciation (depreciation) of:
Investments	154,837,419
Foreign currencies	(12)
Futures contracts	(4,963,503)
Net change in unrealized appreciation (depreciation)	149,873,904
NET REALIZED AND UNREALIZED GAIN	110,607,061
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,916,899
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,309,838	$ 5,754,521
Net realized gain (loss)	(39,266,843)	51,522,069
Net change in unrealized appreciation (depreciation)	149,873,904	(105,058,397)
Net increase (decrease) in net assets resulting from operations	113,916,899	(47,781,807)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(27,063,808)
Service Class	—	(78,859,452)
	—	(105,923,260)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,481,443	3,147,944
Service Class	72,864,275	203,380,378
Reinvestment of dividends and distributions:
Standard Class	—	27,063,808
Service Class	—	78,859,452
	74,345,718	312,451,582
Cost of shares redeemed:
Standard Class	(13,877,405)	(29,219,263)
Service Class	(33,365,043)	(59,236,533)
	(47,242,448)	(88,455,796)
Increase in net assets derived from capital share transactions	27,103,270	223,995,786
NET INCREASE IN NET ASSETS	141,020,169	70,290,719
NET ASSETS:
Beginning of period	969,474,485	899,183,766
End of period	$1,110,494,654	$ 969,474,485
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–9

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17 [2]	12/31/16 [3,4]	12/31/15	12/31/14
Net asset value, beginning of period	$ 32.690	$ 37.982	$ 30.995	$ 31.553	$ 31.136	$ 29.555
Income (loss) from investment operations:
Net investment income[5]	0.144	0.294	0.237	0.153	0.011	0.006
Net realized and unrealized gain (loss)	3.687	(1.522)	7.868	(0.566)	0.406	1.575
Total from investment operations	3.831	(1.228)	8.105	(0.413)	0.417	1.581
Less dividends and distributions from:
Net investment income	—	(0.258)	(0.236)	(0.145)	—	—
Net realized gain	—	(3.806)	(0.882)	—	—	—
Total dividends and distributions	—	(4.064)	(1.118)	(0.145)	—	—
Net asset value, end of period	$ 36.521	$ 32.690	$ 37.982	$ 30.995	$ 31.553	$ 31.136
Total return[6]	11.70%	(4.31%)	26.13%	(1.31%)	1.34%	5.35%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$246,512	$232,239	$268,162	$235,309	$266,788	$294,661
Ratio of expenses to average net assets	0.71%	0.71%	0.72%	0.73%	0.72%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.80%	0.81%	0.82%	0.83%	0.83%
Ratio of net investment income to average net assets	0.82%	0.77%	0.67%	0.50%	0.04%	0.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.73%	0.68%	0.58%	0.41%	(0.07%)	(0.09%)
Portfolio turnover	66%	124%	138%	89%	57%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, Goldman Sachs Asset Management, L.P. replaced UBS Asset Management (Americas) as a sub-adviser to the Fund.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	Effective February 8, 2016, Wellington Management Company LLP was added as a sub-adviser to the Fund.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–10

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17 [2]	12/31/16 [3,4]	12/31/15	12/31/14
Net asset value, beginning of period	$ 32.024	$ 37.292	$ 30.456	$ 31.009	$ 30.675	$ 29.190
Income (loss) from investment operations:
Net investment income (loss)[5]	0.098	0.195	0.147	0.076	(0.066)	(0.068)
Net realized and unrealized gain (loss)	3.611	(1.478)	7.721	(0.559)	0.400	1.553
Total from investment operations	3.709	(1.283)	7.868	(0.483)	0.334	1.485
Less dividends and distributions from:
Net investment income	—	(0.179)	(0.150)	(0.070)	—	—
Net realized gain	—	(3.806)	(0.882)	—	—	—
Total dividends and distributions	—	(3.985)	(1.032)	(0.070)	—	—
Net asset value, end of period	$ 35.733	$ 32.024	$ 37.292	$ 30.456	$ 31.009	$ 30.675
Total return[6]	11.57%	(4.55%)	25.81%	(1.56%)	1.09%	5.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$863,982	$737,236	$631,022	$479,330	$385,900	$249,923
Ratio of expenses to average net assets	0.96%	0.96%	0.97%	0.98%	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.05%	1.06%	1.07%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets	0.57%	0.52%	0.42%	0.25%	(0.21%)	(0.23%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.48%	0.43%	0.33%	0.16%	(0.32%)	(0.34%)
Portfolio turnover	66%	124%	138%	89%	57%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, Goldman Sachs Asset Management, L.P. replaced UBS Asset Management (Americas) as a sub-adviser to the Fund.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	Effective February 8, 2016, Wellington Management Company LLP was added as a sub-adviser to the Fund.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–11

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Blended Large Cap Growth Managed Volatility Fund–12

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,525 for the six months ended June 30, 2019. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.14% on the first $100 million of average daily net assets of the Fund; 0.09% on the next $400 million; 0.085% on the next $1.5 billion; and 0.08% on the excess of $2 billion of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (“Wellington”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Wellington a fee based on Wellington’s managed portion of the Fund’s average daily net assets.
Goldman Sachs Asset Management, L.P. (“GSAM”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays GSAM a fee based on GSAM’s managed portion of the Fund’s average daily net assets.
SSGA Funds Management, Inc. (“SSGA”), is responsible for the day-to-day management of the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$29,593
Legal	6,095
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $45,338 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP Blended Large Cap Growth Managed Volatility Fund–13

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$562,363
Distribution fees payable to LFD	173,001
Printing and mailing fees payable to Lincoln Life	50,519
Shareholder servicing fees payable to Lincoln Life	25,840
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2019, the Fund engaged in securities purchases of $2,412,790 and securities sales of $1,825,986, which resulted in net realized gains of $187,441.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$696,743,461
Sales	662,750,275
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$873,775,149
Aggregate unrealized appreciation of investments and derivatives	$251,815,215
Aggregate unrealized depreciation of investments and derivatives	(13,623,918)
Net unrealized appreciation of investments and derivatives	$238,191,297
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Blended Large Cap Growth Managed Volatility Fund–14

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 32,518,848	$7,576,359	$—	$ 40,095,207
Airlines	3,741,247	—	—	3,741,247
Automobiles	3,978,377	—	—	3,978,377
Banks	28,526,962	—	—	28,526,962
Beverages	20,941,039	—	—	20,941,039
Biotechnology	34,643,088	—	—	34,643,088
Building Products	2,502,189	—	—	2,502,189
Capital Markets	9,498,553	—	—	9,498,553
Chemicals	17,087,893	—	—	17,087,893
Commercial Services & Supplies	6,149,452	—	—	6,149,452
Communications Equipment	9,941,044	—	—	9,941,044
Construction & Engineering	2,454,821	—	—	2,454,821
Construction Materials	368,815	—	—	368,815
Consumer Finance	11,417,930	—	—	11,417,930
Containers & Packaging	10,191,995	—	—	10,191,995
Diversified Financial Services	7,588,653	—	—	7,588,653
Diversified Telecommunication Services	9,096,181	—	—	9,096,181
Electric Utilities	14,350,274	—	—	14,350,274
Electrical Equipment	5,667,308	—	—	5,667,308
Electronic Equipment, Instruments & Components	10,672,980	—	—	10,672,980
Energy Equipment & Services	3,779,199	—	—	3,779,199
Entertainment	13,908,716	—	—	13,908,716
Equity Real Estate Investment Trusts	27,547,193	—	—	27,547,193
Food & Staples Retailing	4,019,830	—	—	4,019,830
Food Products	6,244,668	—	—	6,244,668
Health Care Equipment & Supplies	32,521,445	—	—	32,521,445
Health Care Providers & Services	30,648,854	—	—	30,648,854
Health Care Technology	1,061,983	—	—	1,061,983
Hotels, Restaurants & Leisure	30,883,586	—	—	30,883,586
Household Durables	5,613,120	—	—	5,613,120
Household Products	9,632,972	—	—	9,632,972
Independent Power and Renewable Electricity Producers	8,629,354	—	—	8,629,354
Industrial Conglomerates	1,259,857	—	—	1,259,857
Insurance	24,475,949	—	—	24,475,949
Interactive Media & Services	72,940,010	—	—	72,940,010
Internet & Direct Marketing Retail	72,272,188	—	—	72,272,188
IT Services	70,495,629	—	—	70,495,629
Life Sciences Tools & Services	11,265,943	—	—	11,265,943
Machinery	22,207,968	—	—	22,207,968
Media	13,026,812	—	—	13,026,812
Metals & Mining	1,746,806	—	—	1,746,806
Multiline Retail	4,096,913	—	—	4,096,913
Multi-Utilities	7,553,503	—	—	7,553,503
Oil, Gas & Consumable Fuels	28,437,948	—	—	28,437,948
Pharmaceuticals	34,382,662	—	—	34,382,662
Professional Services	14,586,323	—	—	14,586,323
Road & Rail	19,606,229	—	—	19,606,229
Semiconductors & Semiconductor Equipment	33,293,410	—	—	33,293,410
Software	112,553,819	—	—	112,553,819
Specialty Retail	30,296,877	—	—	30,296,877
Technology Hardware, Storage & Peripherals	53,163,595	—	—	53,163,595
Textiles, Apparel & Luxury Goods	2,067,017	—	—	2,067,017
Tobacco	4,587,723	—	—	4,587,723
Trading Companies & Distributors	1,158,131	—	—	1,158,131
Exchange-Traded Fund	19,378,434	—	—	19,378,434
LVIP Blended Large Cap Growth Managed Volatility Fund–15

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 33,383,703	$ —	$—	$ 33,383,703
Total Investments	$1,104,066,018	$7,576,359	$—	$1,111,642,377
Derivatives:

Assets:
Futures Contracts	$351,038	$—	$—	$351,038
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	42,143	82,140
Service Class	2,124,767	5,491,108
Shares reinvested:
Standard Class	—	733,442
Service Class	—	2,182,328
	2,166,910	8,489,018
Shares redeemed:
Standard Class	(396,605)	(771,646)
Service Class	(967,149)	(1,573,282)
	(1,363,754)	(2,344,928)
Net increase	803,156	6,144,090
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$351,038	Variation margin due from broker on futures contracts	$—

LVIP Blended Large Cap Growth Managed Volatility Fund–16

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(52,488,800)	$(4,963,503)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$11,601,984	$189,846,607
6. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund–17

LVIP Blended Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Blended Mid Cap Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Mid Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,184.30	0.75%	$4.06
Service Class Shares	1,000.00	1,182.80	1.00%	5.41
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.10	0.75%	$3.76
Service Class Shares	1,000.00	1,019.80	1.00%	5.01

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	96.40%
Aerospace & Defense	2.62%
Air Freight & Logistics	0.17%
Airlines	0.52%
Auto Components	0.33%
Automobiles	0.10%
Banks	1.15%
Beverages	0.46%
Biotechnology	1.99%
Building Products	1.11%
Capital Markets	3.95%
Chemicals	1.51%
Commercial Services & Supplies	2.23%
Communications Equipment	0.27%
Construction & Engineering	0.07%
Construction Materials	1.09%
Consumer Finance	0.18%
Containers & Packaging	0.83%
Distributors	0.45%
Diversified Consumer Services	2.27%
Electrical Equipment	1.73%
Electronic Equipment, Instruments & Components	3.06%
Energy Equipment & Services	0.04%
Entertainment	1.98%
Equity Real Estate Investment Trusts	2.28%
Food & Staples Retailing	0.25%
Food Products	0.72%
Gas Utilities	0.14%
Health Care Equipment & Supplies	5.31%
Health Care Providers & Services	1.42%
Health Care Technology	0.33%
Hotels, Restaurants & Leisure	3.83%
Household Durables	0.38%
Household Products	0.45%
Industrial Conglomerates	1.13%
Insurance	1.59%
Interactive Media & Services	1.15%
Internet & Direct Marketing Retail	0.59%
IT Services	10.95%
Life Sciences Tools & Services	4.66%
Machinery	1.74%
Marine	0.03%
Media	0.57%
Metals & Mining	0.09%
Multiline Retail	1.41%
Multi-Utilities	0.06%
Security Type/Sector	Percentage of Net Assets
Oil, Gas & Consumable Fuels	1.10%
Pharmaceuticals	1.04%
Professional Services	5.02%
Real Estate Management & Development	0.08%
Road & Rail	1.30%
Semiconductors & Semiconductor Equipment	3.80%
Software	11.17%
Specialty Retail	4.24%
Technology Hardware, Storage & Peripherals	0.10%
Textiles, Apparel & Luxury Goods	0.91%
Trading Companies & Distributors	0.33%
Water Utilities	0.12%
Convertible Preferred Stocks	0.05%
Money Market Fund	3.48%
Total Investments	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Bright Horizons Family Solutions	1.94%
Global Payments	1.65%
Verisk Analytics Class A	1.37%
Cadence Design Systems	1.35%
ServiceNow	1.34%
Worldpay Class A	1.34%
Fiserv	1.32%
PerkinElmer	1.27%
Copart	1.22%
Total System Services	1.18%
Total	13.98%

IT–Information Technology

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–96.40%
Aerospace & Defense–2.62%
BWX Technologies	19,500	$ 1,015,950
Huntington Ingalls Industries	5,700	1,281,018
L3 Technologies	6,300	1,544,571
L3Harris Technologies	43,800	8,283,894
Textron	12,900	684,216
†TransDigm Group	12,550	6,071,690
		18,881,339
Air Freight & Logistics–0.17%
CH Robinson Worldwide	7,600	641,060
Expeditors International of Washington	8,000	606,880
		1,247,940
Airlines–0.52%
Alaska Air Group	22,300	1,425,193
American Airlines Group	23,200	756,552
Copa Holdings Class A	5,300	517,121
†United Continental Holdings	12,200	1,068,110
		3,766,976
Auto Components–0.33%
Aptiv	29,500	2,384,485
		2,384,485
Automobiles–0.10%
Ferrari	4,500	726,390
		726,390
Banks–1.15%
BankUnited	13,100	441,994
Fifth Third Bancorp	17,300	482,670
First Republic Bank	44,830	4,377,650
Pinnacle Financial Partners	6,400	367,872
Signature Bank	4,800	580,032
†SVB Financial Group	4,700	1,055,573
Webster Financial	19,985	954,683
		8,260,474
Beverages–0.46%
Brown-Forman Class B	25,000	1,385,750
Constellation Brands Class A	7,311	1,439,828
Keurig Dr Pepper	15,800	456,620
		3,282,198
Biotechnology–1.99%
†Agios Pharmaceuticals	3,800	189,544
†Alexion Pharmaceuticals	6,200	812,076
†Alkermes	22,800	513,912
†Alnylam Pharmaceuticals	10,700	776,392
†Argenx ADR	2,363	334,554
†Ascendis Pharma ADR	2,545	293,057
†BioMarin Pharmaceutical	38,475	3,295,384
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Bluebird Bio	2,100	$ 267,120
†Blueprint Medicines	2,900	273,557
†Exact Sciences	12,300	1,451,892
†Exelixis	28,100	600,497
†FibroGen	5,500	248,490
†Immunomedics	14,100	195,567
†Incyte	16,600	1,410,336
†Madrigal Pharmaceuticals	915	95,901
†Neurocrine Biosciences	11,495	970,523
†Sage Therapeutics	5,427	993,629
†Sarepta Therapeutics	4,900	744,555
†Seattle Genetics	9,100	629,811
†Ultragenyx Pharmaceutical	4,530	287,655
		14,384,452
Building Products–1.11%
Allegion	14,400	1,591,920
AO Smith	18,000	848,880
Fortune Brands Home & Security	21,778	1,244,177
Lennox International	15,783	4,340,325
		8,025,302
Capital Markets–3.95%
Apollo Global Management, LLC Class A	68,172	2,338,300
Cboe Global Markets	25,500	2,642,565
E*TRADE Financial	13,800	615,480
FactSet Research Systems	2,100	601,776
Lazard Class A	30,100	1,035,139
MarketAxess Holdings	3,300	1,060,686
Moody's	15,400	3,007,774
MSCI	30,591	7,304,825
Nasdaq	72,361	6,958,957
Northern Trust	5,900	531,000
TD Ameritrade Holding	28,800	1,437,696
Tradeweb Markets Class A	20,874	914,490
		28,448,688
Chemicals–1.51%
†Axalta Coating Systems	16,600	494,182
Celanese Class A	8,800	948,640
CF Industries Holdings	11,263	526,095
Chr Hansen Holding	25,313	2,382,081
†Ingevity	28,038	2,948,756
PPG Industries	7,300	851,983
RPM International	22,000	1,344,420
Scotts Miracle-Gro Class A	10,937	1,077,295
Valvoline	16,458	321,425
		10,894,877
Commercial Services & Supplies–2.23%
ADT	38,600	236,232
Cintas	9,900	2,349,171
LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Copart	117,724	$ 8,798,692
†IAA	24,200	938,476
KAR Auction Services	24,200	605,000
Ritchie Bros Auctioneers	11,400	378,708
Rollins	23,450	841,151
†Stericycle	4,700	224,425
Waste Connections	17,950	1,715,661
		16,087,516
Communications Equipment–0.27%
Motorola Solutions	11,800	1,967,414
		1,967,414
Construction & Engineering–0.07%
Valmont Industries	3,800	481,878
		481,878
Construction Materials–1.09%
Eagle Materials	6,200	574,740
Vulcan Materials	53,268	7,314,229
		7,888,969
Consumer Finance–0.18%
Discover Financial Services	12,600	977,634
†Green Dot Class A	6,200	303,180
		1,280,814
Containers & Packaging–0.83%
Avery Dennison	11,400	1,318,752
Ball	34,400	2,407,656
CCL Industries Class B	14,699	720,835
International Paper	12,700	550,164
Sealed Air	22,400	958,272
		5,955,679
Distributors–0.45%
Pool	17,148	3,275,268
		3,275,268
Diversified Consumer Services–2.27%
†Bright Horizons Family Solutions	92,706	13,986,554
†Grand Canyon Education	7,400	865,948
Service Corp. International	32,300	1,510,994
		16,363,496
Electrical Equipment–1.73%
AMETEK	93,462	8,490,088
†Generac Holdings	6,100	423,401
Hubbell	9,600	1,251,840
Rockwell Automation	6,500	1,064,895
†Sensata Technologies Holding	24,800	1,215,200
		12,445,424
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–3.06%
Amphenol Class A	83,126	$ 7,975,109
CDW	19,500	2,164,500
Cognex	13,000	623,740
†Coherent	4,800	654,576
Corning	36,200	1,202,926
FLIR Systems	71,106	3,846,835
†IPG Photonics	4,200	647,850
†Keysight Technologies	23,019	2,067,336
Littelfuse	16,284	2,880,802
		22,063,674
Energy Equipment & Services–0.04%
†Oceaneering International	12,500	254,875
		254,875
Entertainment–1.98%
†Electronic Arts	36,514	3,697,407
†Live Nation Entertainment	13,800	914,250
†Netflix	7,152	2,627,073
†Take-Two Interactive Software	47,407	5,382,117
World Wrestling Entertainment Class A	12,472	900,603
†Zynga Class A	121,500	744,795
		14,266,245
Equity Real Estate Investment Trusts–2.28%
American Campus Communities	9,254	427,165
CubeSmart	13,500	451,440
Equinix	600	302,574
Extra Space Storage	43,483	4,613,546
Federal Realty Investment Trust	2,200	283,272
Iron Mountain	17,100	535,230
MGM Growth Properties Class A	23,100	708,015
†SBA Communications	37,695	8,475,344
SL Green Realty	4,600	369,702
VEREIT	33,709	303,718
		16,470,006
Food & Staples Retailing–0.25%
†BJ's Wholesale Club Holdings	31,147	822,281
Casey's General Stores	4,920	767,471
†Sprouts Farmers Market	13,000	245,570
		1,835,322
Food Products–0.72%
Conagra Brands	21,100	559,572
Hershey	10,600	1,420,718
Hormel Foods	9,700	393,238
McCormick & Co Non-Voting Shares	11,400	1,767,114

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Tyson Foods Class A	12,900	$ 1,041,546
		5,182,188
Gas Utilities–0.14%
Atmos Energy	9,700	1,023,932
		1,023,932
Health Care Equipment & Supplies–5.31%
†ABIOMED	4,500	1,172,205
†Align Technology	9,023	2,469,595
Cooper	20,557	6,925,448
†DexCom	13,790	2,066,294
†Edwards Lifesciences	14,188	2,621,091
†Hologic	37,100	1,781,542
†ICU Medical	2,438	614,156
†IDEXX Laboratories	14,609	4,022,296
†Masimo	20,217	3,008,694
†Novocure	5,100	322,473
†Penumbra	2,700	432,000
STERIS	54,647	8,135,845
Teleflex	6,500	2,152,475
West Pharmaceutical Services	20,553	2,572,208
		38,296,322
Health Care Providers & Services–1.42%
†Acadia Healthcare	17,583	614,526
†Amedisys	3,500	424,935
†Centene	47,400	2,485,656
†DaVita	8,600	483,836
†Guardant Health	2,086	180,084
†Henry Schein	24,922	1,742,048
†Molina Healthcare	13,700	1,961,018
Universal Health Services Class B	5,700	743,223
†WellCare Health Plans	5,631	1,605,229
		10,240,555
Health Care Technology–0.33%
Cerner	10,200	747,660
†Veeva Systems Class A	9,900	1,604,889
		2,352,549
Hotels, Restaurants & Leisure–3.83%
Aramark	14,000	504,840
†Chipotle Mexican Grill	5,886	4,313,732
Choice Hotels International	7,500	652,575
Domino's Pizza	12,182	3,390,007
Dunkin' Brands Group	60,286	4,802,383
Extended Stay America	26,600	449,274
Hilton Worldwide Holdings	32,166	3,143,905
MGM Resorts International	31,300	894,241
†Norwegian Cruise Line Holdings	15,700	841,991
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Paddy Power Betfair (London Stock Exchange)	10,049	$ 757,131
Papa John's International	6,500	290,680
Restaurant Brands International	14,300	994,422
Royal Caribbean Cruises	8,400	1,018,164
Vail Resorts	5,858	1,307,388
Wynn Resorts	16,071	1,992,643
Yum Brands	12,400	1,372,308
Yum China Holdings	19,300	891,660
		27,617,344
Household Durables–0.38%
†Mohawk Industries	5,400	796,338
†NVR	450	1,516,613
Toll Brothers	11,400	417,468
		2,730,419
Household Products–0.45%
Church & Dwight	23,100	1,687,686
Clorox	10,300	1,577,033
		3,264,719
Industrial Conglomerates–1.13%
Roper Technologies	22,197	8,129,873
		8,129,873
Insurance–1.59%
Aon	28,351	5,471,176
Assurant	12,700	1,351,026
Axis Capital Holdings	15,400	918,610
Fidelity National Financial	34,600	1,394,380
Willis Towers Watson	12,100	2,317,634
		11,452,826
Interactive Media & Services–1.15%
†InterActiveCorp	22,911	4,983,830
Match Group	31,685	2,131,450
†Pinterest Class A	24,963	679,493
†Zillow Group Class A	11,200	512,512
		8,307,285
Internet & Direct Marketing Retail–0.59%
†Chewy Class A	56,891	1,991,185
†Ctrip.com International ADR	13,000	479,830
†Farfetch Class A	13,587	282,610
†GrubHub	5,100	397,749
†MercadoLibre	1,200	734,124
†Wayfair Class A	2,500	365,000
		4,250,498
IT Services–10.95%
†Black Knight	60,864	3,660,970
Booz Allen Hamilton Holding	31,100	2,059,131

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†CoreLogic	25,000	$ 1,045,750
†EPAM Systems	4,500	778,950
†Euronet Worldwide	7,600	1,278,624
Fidelity National Information Services	34,993	4,292,941
†Fiserv	104,210	9,499,784
†FleetCor Technologies	27,644	7,763,817
†Gartner	17,000	2,735,980
Genpact	12,400	472,316
Global Payments	74,433	11,918,956
†GoDaddy Class A	20,400	1,431,060
Leidos Holdings	17,300	1,381,405
†Okta	8,400	1,037,484
Paychex	9,500	781,755
Sabre	35,100	779,220
†Shopify Class A	4,400	1,320,660
†Square Class A	29,181	2,116,498
†StoneCo Class A	10,536	311,655
Total System Services	66,546	8,535,855
†Twilio Class A	10,500	1,431,675
†VeriSign	8,300	1,736,028
†WEX	6,700	1,394,270
†Wix.com	10,635	1,511,233
†Worldpay Class A	78,901	9,669,318
		78,945,335
Life Sciences Tools & Services–4.66%
Agilent Technologies	22,300	1,665,141
†Avantor	60,143	1,148,130
Bio-Techne	23,719	4,945,174
Bruker	11,300	564,435
†ICON	27,552	4,242,182
†IQVIA Holdings	5,900	949,310
†Mettler-Toledo International	7,639	6,416,760
PerkinElmer	95,388	9,189,680
†PRA Health Sciences	7,200	713,880
†QIAGEN	93,324	3,784,288
		33,618,980
Machinery–1.74%
Donaldson	8,500	432,310
Flowserve	8,000	421,520
Fortive	18,222	1,485,458
Graco	17,200	863,096
IDEX	18,608	3,203,181
†Middleby	4,500	610,650
Nordson	6,000	847,860
PACCAR	8,400	601,944
Snap-on	4,500	745,380
Toro	10,800	722,520
Wabtec	13,872	995,455
Xylem	19,035	1,592,087
		12,521,461
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine–0.03%
†Kirby	3,200	$ 252,800
		252,800
Media–0.57%
†Altice USA Class A	139,368	3,393,611
Interpublic Group	11,800	266,562
Omnicom Group	5,200	426,140
		4,086,313
Metals & Mining–0.09%
Kirkland Lake Gold	14,700	630,924
		630,924
Multiline Retail–1.41%
Dollar General	24,600	3,324,936
†Dollar Tree	58,518	6,284,248
†Ollie's Bargain Outlet Holdings	6,400	557,504
		10,166,688
Multi-Utilities–0.06%
NiSource	16,100	463,680
		463,680
Oil, Gas & Consumable Fuels–1.10%
Cabot Oil & Gas	44,200	1,014,832
†Centennial Resource Development Class A	69,136	524,742
Cimarex Energy	2,100	124,593
Concho Resources	9,434	973,400
†Continental Resources	8,700	366,183
Diamondback Energy	19,898	2,168,285
HollyFrontier	11,500	532,220
†Jagged Peak Energy	75,800	626,866
†Parsley Energy Class A	38,805	737,683
=†πVenture Global LNG	149	774,800
=†πVenture Global LNG	12	62,400
		7,906,004
Pharmaceuticals–1.04%
†Catalent	15,013	813,855
†Elanco Animal Health	130,898	4,424,352
†GW Pharmaceuticals ADR	1,600	275,824
†Jazz Pharmaceuticals	7,800	1,111,968
†Nektar Therapeutics	7,100	252,618
Perrigo	12,800	609,536
		7,488,153
Professional Services–5.02%
†CoStar Group	12,939	7,168,982
Equifax	12,700	1,717,548
†IHS Markit	122,233	7,788,687
ManpowerGroup	2,900	280,140
Nielsen Holdings	34,900	788,740

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Robert Half International	8,500	$ 484,585
TransUnion	110,619	8,131,603
Verisk Analytics Class A	67,320	9,859,687
		36,219,972
Real Estate Management & Development–0.08%
Jones Lang LaSalle	3,900	548,691
		548,691
Road & Rail–1.30%
†Genesee & Wyoming Class A	6,000	600,000
JB Hunt Transport Services	12,698	1,160,724
Kansas City Southern	49,863	6,074,311
Landstar System	3,400	367,166
Old Dominion Freight Line	5,300	791,078
Schneider National Class B	20,044	365,602
		9,358,881
Semiconductors & Semiconductor Equipment–3.80%
Entegris	37,600	1,403,232
KLA-Tencor	21,500	2,541,300
Lam Research	11,700	2,197,728
Marvell Technology Group	77,374	1,846,917
Maxim Integrated Products	46,300	2,769,666
Microchip Technology	37,200	3,225,240
Monolithic Power Systems	43,328	5,883,076
†Silicon Laboratories	25,097	2,595,030
Skyworks Solutions	32,500	2,511,275
Xilinx	20,816	2,454,623
		27,428,087
Software–11.17%
†2U	3,700	139,268
†ANSYS	3,000	614,460
†Atlassian Class A	20,400	2,669,136
†Autodesk	50,204	8,178,232
†Cadence Design Systems	137,733	9,752,874
CDK Global	20,200	998,688
†Ceridian HCM Holding	14,341	719,918
Constellation Software	3,147	2,966,045
†Coupa Software	4,600	582,406
†Crowdstrike Holdings Class A	3,671	250,693
=†πDatadog	2,051	97,935
†DocuSign	24,449	1,215,360
†Dropbox Class A	17,408	436,070
†Fortinet	11,000	845,130
†Guidewire Software	42,161	4,274,282
†New Relic	5,900	510,409
†Nice ADR	31,760	4,351,120
†Palo Alto Networks	11,300	2,302,488
†Paycom Software	3,000	680,160
†Pluralsight Class A	24,332	737,746
†Proofpoint	8,500	1,022,125
†PTC	52,326	4,696,782
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†RealPage	19,006	$ 1,118,503
†ServiceNow	35,258	9,680,789
Slack Technologies Class A	17,008	637,800
†Splunk	24,000	3,018,000
SS&C Technologies Holdings	99,492	5,731,734
Symantec	41,100	894,336
†Synopsys	11,900	1,531,411
†Tableau Software Class A	10,480	1,739,890
†Tyler Technologies	17,656	3,814,049
†Workday Class A	15,000	3,083,700
†Zendesk	13,000	1,157,390
†Zoom Video Communications Class A	892	79,201
		80,528,130
Specialty Retail–4.24%
†AutoZone	735	808,111
†Burlington Stores	17,700	3,011,655
†CarMax	16,600	1,441,378
†Five Below	43,552	5,227,111
†Michaels	13,300	115,710
†O'Reilly Automotive	15,095	5,574,885
Ross Stores	54,324	5,384,595
Tiffany & Co.	11,100	1,039,404
Tractor Supply	47,803	5,200,966
†Ulta Beauty	6,700	2,324,163
Williams-Sonoma	7,400	481,000
		30,608,978
Technology Hardware, Storage & Peripherals–0.10%
†Pure Storage Class A	47,744	729,051
		729,051
Textiles, Apparel & Luxury Goods–0.91%
†Lululemon Athletica	27,354	4,929,464
PVH	3,900	369,096
Tapestry	39,800	1,262,854
		6,561,414
Trading Companies & Distributors–0.33%
Fastenal	9,000	293,310
†HD Supply Holdings	36,800	1,482,304
Watsco	3,500	572,355
		2,347,969
Water Utilities–0.12%
American Water Works	7,674	890,184
		890,184
Total Common Stock (Cost $501,173,012)		695,089,906
CONVERTIBLE PREFERRED STOCKS–0.05%
=†πUiPath Series D2	1,266	49,819

LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πUiPath Series D1	7,537	$ 296,594
Total Convertible Preferred Stocks (Cost $346,413)		346,413

MONEY MARKET FUND–3.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	25,058,386	25,058,386
Total Money Market Fund (Cost $25,058,386)		25,058,386
TOTAL INVESTMENTS–99.93% (Cost $526,577,811)	$720,494,705
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	538,704
NET ASSETS APPLICABLE TO 41,802,313 SHARES OUTSTANDING–100.00%	$721,033,409
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($28,452,617 / 1,599,392 Shares)	$17.790
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($692,580,792 / 40,202,921 Shares)	$17.227
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$503,294,685
Distributable earnings/(accumulated loss)	217,738,724
TOTAL NET ASSETS	$721,033,409

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2019, the aggregate value of restricted securities was $1,281,548, which represented 0.18% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Datadog Series D	2/2/2019	$ 98,220	$ 97,935
UiPath Series D1	4/30/2019	296,594	296,594
UiPath Series D2	4/30/2019	49,819	49,819
Venture Global LNG Series B	3/8/2018	36,240	62,400
Venture Global LNG Series C	10/16/2017	554,369	774,800
Total		$1,035,242	$1,281,548

★ Includes $839,100 cash collateral held at broker for futures contracts, $188,615 variation margin due from broker on futures contracts, $998,272 payable for securities purchased, $237,224 payable for fund share redeemed, $69,635 other accrued expenses payable and $571,240 due to manager and affiliates as of June 30, 2019.
LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
18	E-mini Russell 2000 Index	$ 1,410,390	$ 1,380,781	9/20/19	$ 29,609	$—
34	E-mini S&P 500 Index	5,005,140	4,921,662	9/20/19	83,478	—
66	E-mini S&P MidCap 400 Index	12,870,000	12,568,925	9/20/19	301,075	—
Total Futures Contracts					$414,162	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,699,506
Interest	52,001
Foreign Taxes Withheld	(11,235)
2,740,272
EXPENSES:
Management fees	2,294,047
Distribution fees-Service Class	807,608
Shareholder servicing fees	97,583
Accounting and administration expenses	81,005
Reports and statements to shareholders	75,585
Professional fees	19,616
Trustees’ fees and expenses	9,688
Custodian fees	9,013
Pricing fees	3,041
Consulting fees	2,066
Other	6,768
3,406,020
Less:
Management fees waived	(91,307)
Total operating expenses	3,314,713
NET INVESTMENT LOSS	(574,441)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	12,097,949
Foreign currencies	(1,259)
Futures contracts	(41,893,229)
Net realized loss	(29,796,539)
Net change in unrealized appreciation (depreciation) of:
Investments	151,067,003
Foreign currencies	105
Futures contracts	(6,920,174)
Net change in unrealized appreciation (depreciation)	144,146,934
NET REALIZED AND UNREALIZED GAIN	114,350,395
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,775,954
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (574,441)	$ (588,169)
Net realized gain (loss)	(29,796,539)	76,773,453
Net change in unrealized appreciation (depreciation)	144,146,934	(77,831,751)
Net increase (decrease) in net assets resulting from operations	113,775,954	(1,646,467)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,224,440	4,202,136
Service Class	31,520,678	119,432,225
	32,745,118	123,634,361
Cost of shares redeemed:
Standard Class	(2,545,052)	(5,711,156)
Service Class	(49,117,582)	(67,083,041)
	(51,662,634)	(72,794,197)
Increase (decrease) in net assets derived from capital share transactions	(18,917,516)	50,840,164
NET INCREASE IN NET ASSETS	94,858,438	49,193,697
NET ASSETS:
Beginning of period	626,174,971	576,981,274
End of period	$721,033,409	$626,174,971
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–10

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15 [4]	12/31/14
Net asset value, beginning of period	$ 15.017	$ 14.963	$ 11.917	$ 11.968	$ 12.639	$ 13.635
Income (loss) from investment operations:
Net investment income (loss)[5]	0.006	0.023	0.023	0.013	0.018	(0.044)
Net realized and unrealized gain (loss)	2.767	0.031	3.023	0.251	(0.548)	(0.952)
Total from investment operations	2.773	0.054	3.046	0.264	(0.530)	(0.996)
Less dividends and distributions from:
Net realized gain	—	—	—	(0.315)	(0.141)	—
Total dividends and distributions	—	—	—	(0.315)	(0.141)	—
Net asset value, end of period	$ 17.790	$ 15.017	$ 14.963	$ 11.917	$ 11.968	$ 12.639
Total return[6]	18.43%	0.36%	25.56%	2.26%	(4.20%)	(7.31%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 28,453	$25,199	$ 26,547	$22,110	$ 22,752	$ 22,489
Ratio of expenses to average net assets	0.75%	0.74%	0.75%	0.79%	0.80%	0.84%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.78%	0.79%	0.84%	0.85%	0.86%
Ratio of net investment income (loss) to average net assets	0.06%	0.15%	0.17%	0.11%	0.14%	(0.34%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.03%	0.11%	0.13%	0.06%	0.09%	(0.36%)
Portfolio turnover	9%	70%	27%	103%	148%	149%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective November 1, 2018, Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio.
[3]	Effective February 8, 2016, T. Rowe Price Associates, Inc. was added as a sub-adviser to the Fund. Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility management risk strategy overlay, replacing Lincoln Investment Advisors Corporation.
[4]	Effective May 1, 2015, Ivy Investment Management Company replaced Columbia Management Investment Advisors, LLC as the Fund’s sub- adviser.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–11

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15 [4]	12/31/14
Net asset value, beginning of period	$ 14.561	$ 14.542	$ 11.611	$ 11.698	$ 12.388	$ 13.398
Income (loss) from investment operations:
Net investment income (loss)[5]	(0.014)	(0.016)	(0.010)	(0.016)	(0.014)	(0.074)
Net realized and unrealized gain (loss)	2.680	0.035	2.941	0.244	(0.535)	(0.936)
Total from investment operations	2.666	0.019	2.931	0.228	(0.549)	(1.010)
Less dividends and distributions from:
Net realized gain	—	—	—	(0.315)	(0.141)	—
Total dividends and distributions	—	—	—	(0.315)	(0.141)	—
Net asset value, end of period	$ 17.227	$ 14.561	$ 14.542	$ 11.611	$ 11.698	$ 12.388
Total return[6]	18.28%	0.13%	25.24%	2.00%	(4.44%)	(7.55%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$692,581	$600,976	$550,434	$475,177	$306,375	$265,783
Ratio of expenses to average net assets	1.00%	0.99%	1.00%	1.04%	1.05%	1.09%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.03%	1.04%	1.09%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets	(0.19%)	(0.10%)	(0.08%)	(0.14%)	(0.11%)	(0.59%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.22%)	(0.14%)	(0.12%)	(0.19%)	(0.16%)	(0.61%)
Portfolio turnover	9%	70%	27%	103%	148%	149%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective November 1, 2018, Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio.
[3]	Effective February 8, 2016, T. Rowe Price Associates, Inc. was added as a sub-adviser to the Fund. Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility management risk strategy overlay, replacing Lincoln Investment Advisors Corporation.
[4]	Effective May 1, 2015, Ivy Investment Management Company replaced Columbia Management Investment Advisors, LLC as the Fund’s sub- adviser.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–12

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Blended Mid Cap Managed Volatility Fund–13

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $11,051 for the six months ended June 30, 2019. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, effective May 1, 2019, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2019, LIAC received a management fee at an annual rate of 0.90% of the first $25 million of the Fund’s average daily net assets; 0.85% of the next $50 million; 0.80% of the next $75 million; 0.70% of the next $100 million; and 0.65% of the Fund’s average daily net assets in excess of $250 million. Prior to May 1, 2019, LIAC had contractually agreed to waive a portion of its advisory fee. The waiver amount was 0.12% on the first $25 million of the Fund’s average daily net assets; 0.07% on the next $50 million; 0.02% on the next $225 million; 0.04% on the next $300 million; and 0.07% on the next $200 million of the Fund’s average daily net assets. When the Fund’s daily net assets exceeded $800 million, the waiver amount was 0.22% of the first $25 million of the Fund’s average daily net assets; 0.17% on the next $50 million; 0.12% on the next $75 million; 0.02% on the next $100 million; and 0.07% in excess of $250 million of the Fund’s daily net assets.
Prior to May 1, 2019, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.77% the Fund’s average daily net assets for the Standard Class and 1.02% for the Service Class. The reimbursement was accrued daily and received monthly.
Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”), is responsible for the day-to-day managing a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays MFS and T. Rowe Price a fee based on MFS and T. Rowe Price’s managed portion of the Fund’s average daily net assets. SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s managed volatility strategy. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$19,057
Legal	3,925
LVIP Blended Mid Cap Managed Volatility Fund–14

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $39,092 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$376,356
Distribution fees payable to LFD	139,001
Printing and mailing fees payable to Lincoln Life	39,092
Shareholder servicing fees payable to Lincoln Life	16,791
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2019, the Fund engaged in securities purchases of $13,749.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$59,705,684
Sales	94,852,500
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$526,577,811
Aggregate unrealized appreciation of investments and derivatives	$203,880,511
Aggregate unrealized depreciation of investments and derivatives	(9,549,455)
Net unrealized appreciation of investments and derivatives	$194,331,056
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP Blended Mid Cap Managed Volatility Fund–15

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 10,597,445	$ 8,283,894	$ —	$ 18,881,339
Air Freight & Logistics	1,247,940	—	—	1,247,940
Airlines	3,766,976	—	—	3,766,976
Auto Components	2,384,485	—	—	2,384,485
Automobiles	726,390	—	—	726,390
Banks	8,260,474	—	—	8,260,474
Beverages	3,282,198	—	—	3,282,198
Biotechnology	14,384,452	—	—	14,384,452
Building Products	8,025,302	—	—	8,025,302
Capital Markets	28,448,688	—	—	28,448,688
Chemicals	8,512,796	2,382,081	—	10,894,877
Commercial Services & Supplies	16,087,516	—	—	16,087,516
Communications Equipment	1,967,414	—	—	1,967,414
Construction & Engineering	481,878	—	—	481,878
Construction Materials	7,888,969	—	—	7,888,969
Consumer Finance	1,280,814	—	—	1,280,814
Containers & Packaging	5,955,679	—	—	5,955,679
Distributors	3,275,268	—	—	3,275,268
Diversified Consumer Services	16,363,496	—	—	16,363,496
Electrical Equipment	12,445,424	—	—	12,445,424
Electronic Equipment, Instruments & Components	22,063,674	—	—	22,063,674
Energy Equipment & Services	254,875	—	—	254,875
Entertainment	14,266,245	—	—	14,266,245
Equity Real Estate Investment Trusts	16,470,006	—	—	16,470,006
Food & Staples Retailing	1,835,322	—	—	1,835,322
Food Products	5,182,188	—	—	5,182,188
Gas Utilities	1,023,932	—	—	1,023,932
Health Care Equipment & Supplies	38,296,322	—	—	38,296,322
Health Care Providers & Services	10,240,555	—	—	10,240,555
Health Care Technology	2,352,549	—	—	2,352,549
Hotels, Restaurants & Leisure	26,860,213	757,131	—	27,617,344
Household Durables	2,730,419	—	—	2,730,419
Household Products	3,264,719	—	—	3,264,719
Industrial Conglomerates	8,129,873	—	—	8,129,873
Insurance	11,452,826	—	—	11,452,826
Interactive Media & Services	8,307,285	—	—	8,307,285
LVIP Blended Mid Cap Managed Volatility Fund–16

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Internet & Direct Marketing Retail	$ 4,250,498	$ —	$ —	$ 4,250,498
IT Services	78,945,335	—	—	78,945,335
Life Sciences Tools & Services	33,618,980	—	—	33,618,980
Machinery	12,521,461	—	—	12,521,461
Marine	252,800	—	—	252,800
Media	4,086,313	—	—	4,086,313
Metals & Mining	630,924	—	—	630,924
Multiline Retail	10,166,688	—	—	10,166,688
Multi-Utilities	463,680	—	—	463,680
Oil, Gas & Consumable Fuels	7,068,804	—	837,200	7,906,004
Pharmaceuticals	7,488,153	—	—	7,488,153
Professional Services	36,219,972	—	—	36,219,972
Real Estate Management & Development	548,691	—	—	548,691
Road & Rail	9,358,881	—	—	9,358,881
Semiconductors & Semiconductor Equipment	27,428,087	—	—	27,428,087
Software	80,430,195	—	97,935	80,528,130
Specialty Retail	30,608,978	—	—	30,608,978
Technology Hardware, Storage & Peripherals	729,051	—	—	729,051
Textiles, Apparel & Luxury Goods	6,561,414	—	—	6,561,414
Trading Companies & Distributors	2,347,969	—	—	2,347,969
Water Utilities	890,184	—	—	890,184
Convertible Preferred Stocks	—	—	346,413	346,413
Money Market Fund	25,058,386	—	—	25,058,386
Total Investments	$707,790,051	$11,423,106	$1,281,548	$720,494,705
Derivatives:

Assets:
Futures Contracts	$414,162	$—	$—	$414,162
During the six months ended June 30, 2019, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	75,143	264,268
Service Class	1,981,208	7,767,434
Shares reinvested:
Standard Class	—	—
Service Class	—	—
	2,056,351	8,031,702
Shares redeemed:
Standard Class	(153,764)	(360,437)
Service Class	(3,052,307)	(4,343,475)
	(3,206,071)	(4,703,912)
Net increase (decrease)	(1,149,720)	3,327,790
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to
LVIP Blended Mid Cap Managed Volatility Fund–17

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund (Funds) could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s (Funds') maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.   No foreign currency exchange contracts or foreign cross currency exchange contracts were outstanding at June 30, 2019.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$414,162	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(41,893,229)	$(6,920,174)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$8,100,541	$126,785,381
LVIP Blended Mid Cap Managed Volatility Fund–18

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
At June 30, 2019, the Fund had no assets and liabilities subject to offsetting provisions.
6.  Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–19

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
(formerly LVIP Blended Core Equity Managed Volatility Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
(formerly LVIP Blended Core Equity Managed Volatility Fund)

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,102.20	0.55%	$2.87
Service Class Shares	1,000.00	1,100.30	0.90%	4.69
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.90	0.55%	$2.76
Service Class Shares	1,000.00	1,020.30	0.90%	4.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Common Stock	94.13%
Aerospace & Defense	2.44%
Air Freight & Logistics	0.37%
Airlines	0.51%
Auto Components	0.29%
Banks	4.63%
Beverages	0.87%
Biotechnology	5.89%
Building Products	0.63%
Capital Markets	0.91%
Chemicals	2.88%
Commercial Services & Supplies	0.60%
Communications Equipment	1.24%
Construction & Engineering	0.20%
Construction Materials	0.34%
Consumer Finance	0.71%
Diversified Consumer Services	0.22%
Diversified Financial Services	1.55%
Diversified Telecommunication Services	1.53%
Electric Utilities	0.57%
Electrical Equipment	0.34%
Electronic Equipment, Instruments & Components	1.39%
Energy Equipment & Services	0.72%
Entertainment	2.77%
Equity Real Estate Investment Trusts	1.58%
Food & Staples Retailing	0.92%
Food Products	0.73%
Gas Utilities	0.34%
Health Care Equipment & Supplies	2.60%
Health Care Providers & Services	3.68%
Hotels, Restaurants & Leisure	0.69%
Household Durables	0.35%
Household Products	0.57%
Independent Power and Renewable Electricity Producers	0.42%
Industrial Conglomerates	1.17%
Insurance	1.83%
Interactive Media & Services	4.31%
Internet & Direct Marketing Retail	1.93%
IT Services	3.10%
Life Sciences Tools & Services	0.83%
Machinery	0.80%
Media	6.64%
Metals & Mining	0.52%
Multi-Utilities	0.20%
Oil, Gas & Consumable Fuels	4.84%
Pharmaceuticals	4.74%
Professional Services	0.51%
Security Type/Sector	Percentage of Net Assets
Real Estate Management & Development	0.06%
Road & Rail	0.38%
Semiconductors & Semiconductor Equipment	3.11%
Software	8.14%
Specialty Retail	2.48%
Technology Hardware, Storage & Peripherals	3.66%
Textiles, Apparel & Luxury Goods	0.41%
Thrifts & Mortgage Finance	0.09%
Tobacco	0.36%
Trading Companies & Distributors	0.26%
Wireless Telecommunication Services	0.28%
Money Market Fund	5.67%
Total Investments	99.80%
Receivables and Other Assets Net of Liabilities	0.20%
Total Net Assets	100.00%

Top 10 Equity Holdings	Percentage of Net Assets
Comcast Class A	3.72%
Microsoft	3.32%
UnitedHealth Group	3.04%
Apple	2.17%
Biogen	1.92%
Home Depot	1.54%
Broadcom	1.53%
JPMorgan Chase & Co.	1.50%
Amazon.com	1.48%
Anadarko Petroleum	1.40%
Total	21.62%

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.13%
Aerospace & Defense–2.44%
Boeing	6,407	$ 2,332,212
L3 Technologies	20,248	4,964,202
Raytheon	21,760	3,783,629
United Technologies	13,539	1,762,778
		12,842,821
Air Freight & Logistics–0.37%
United Parcel Service Class B	19,061	1,968,430
		1,968,430
Airlines–0.51%
†JetBlue Airways	56,471	1,044,149
Southwest Airlines	27,157	1,379,033
†United Continental Holdings	2,768	242,338
		2,665,520
Auto Components–0.29%
Goodyear Tire & Rubber	45,468	695,660
Lear	5,802	808,045
		1,503,705
Banks–4.63%
Associated Banc-Corp	10,675	225,670
Bank of America	127,463	3,696,427
CIT Group	21,560	1,132,762
Fifth Third Bancorp	42,025	1,172,497
First Horizon National	50,556	754,801
JPMorgan Chase & Co.	70,740	7,908,732
PNC Financial Services Group	7,629	1,047,309
Popular	4,481	243,049
Regions Financial	24,597	367,479
Sterling Bancorp	37,370	795,234
TCF Financial	1,728	35,925
US Bancorp	34,112	1,787,469
Wells Fargo & Co.	88,366	4,181,479
Zions Bancorp	22,023	1,012,618
		24,361,451
Beverages–0.87%
Coca-Cola	44,189	2,250,104
†Monster Beverage	1,030	65,745
PepsiCo	17,070	2,238,389
		4,554,238
Biotechnology–5.89%
AbbVie	1,701	123,697
†Aduro Biotech	1,797	2,767
†Agios Pharmaceuticals	14,916	744,010
†Alkermes	20,712	466,848
Amgen	37,902	6,984,581
†Biogen	43,255	10,116,047
†Exelixis	45,332	968,745
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
Gilead Sciences	23,820	$ 1,609,279
†ImmunoGen	8,476	18,393
†Ionis Pharmaceuticals	42,411	2,725,755
†ProQR Therapeutics	2,951	26,854
†Regeneron Pharmaceuticals	2,724	852,612
†Ultragenyx Pharmaceutical	5,157	327,470
†Vertex Pharmaceuticals	32,175	5,900,251
†Voyager Therapeutics	3,782	102,946
		30,970,255
Building Products–0.63%
Johnson Controls International	80,550	3,327,521
		3,327,521
Capital Markets–0.91%
Affiliated Managers Group	5,081	468,163
Bank of New York Mellon	11,603	512,272
CME Group	9,111	1,768,536
Cohen & Steers	23,122	1,189,396
Invesco	40,000	818,400
Lazard Class A	650	22,354
		4,779,121
Chemicals–2.88%
Air Products & Chemicals	12,982	2,938,735
CF Industries Holdings	5,931	277,037
†Corteva	8,694	257,082
DuPont de Nemours	8,694	652,659
Eastman Chemical	14,954	1,163,870
Ecolab	15,208	3,002,667
Huntsman	43,919	897,704
LyondellBasell Industries Class A	4,160	358,301
Olin	37,560	822,940
PPG Industries	33,369	3,894,496
Westlake Chemical	12,520	869,639
		15,135,130
Commercial Services & Supplies–0.60%
Tetra Tech	6,000	471,300
Waste Management	23,203	2,676,930
		3,148,230
Communications Equipment–1.24%
Cisco Systems	119,240	6,526,005
		6,526,005
Construction & Engineering–0.20%
Fluor	31,975	1,077,238
		1,077,238
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.34%
Vulcan Materials	13,150	$ 1,805,627
		1,805,627
Consumer Finance–0.71%
Discover Financial Services	759	58,891
Navient	86,177	1,176,316
Santander Consumer USA Holdings	49,838	1,194,118
Synchrony Financial	37,643	1,305,083
		3,734,408
Diversified Consumer Services–0.22%
†frontdoor	26,700	1,162,785
		1,162,785
Diversified Financial Services–1.55%
†Berkshire Hathaway Class A	22	7,003,700
†Berkshire Hathaway Class B	5,437	1,159,005
		8,162,705
Diversified Telecommunication Services–1.53%
AT&T	106,307	3,562,348
†GCI Liberty Class A	9,961	612,203
Verizon Communications	67,556	3,859,474
		8,034,025
Electric Utilities–0.57%
Edison International	19,450	1,311,125
IDACORP	2,800	281,204
NextEra Energy	3,324	680,955
OGE Energy	5,931	252,423
Pinnacle West Capital	5,272	496,042
		3,021,749
Electrical Equipment–0.34%
Eaton	14,412	1,200,231
nVent Electric	13,150	325,988
Rockwell Automation	1,450	237,554
		1,763,773
Electronic Equipment, Instruments & Components–1.39%
Avnet	11,382	515,263
Dolby Laboratories Class A	10,920	705,432
Jabil	38,972	1,231,515
TE Connectivity	50,923	4,877,405
		7,329,615
Energy Equipment & Services–0.72%
Core Laboratories	38,127	1,993,280
National Oilwell Varco	44,958	999,416
Schlumberger	19,406	771,194
		3,763,890
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–2.77%
†Electronic Arts	1,275	$ 129,107
†Liberty Media-Liberty Braves Class A	2,228	61,938
†Liberty Media-Liberty Braves Class C	4,118	115,181
†Liberty Media-Liberty Formula One Class A	5,573	199,848
†Liberty Media-Liberty Formula One Class C	10,295	385,136
Lions Gate Entertainment Class B	20,994	243,740
†Madison Square Garden Class A	13,533	3,788,428
†Netflix	4,716	1,732,281
†Take-Two Interactive Software	9,884	1,122,131
Viacom Class B	12,143	362,711
Walt Disney	33,556	4,685,760
World Wrestling Entertainment Class A	24,558	1,773,333
		14,599,594
Equity Real Estate Investment Trusts–1.58%
American Tower	18,057	3,691,754
Brixmor Property Group	60,232	1,076,948
CoreCivic	1,426	29,604
Healthcare Trust of America Class A	4,890	134,133
Host Hotels & Resorts	32,296	588,433
Kimco Realty	56,003	1,034,935
Medical Properties Trust	59,103	1,030,756
Retail Properties of America Class A	23,685	278,536
Sabra Health Care REIT	11,729	230,944
Senior Housing Properties Trust	19,837	164,052
SL Green Realty	355	28,531
		8,288,626
Food & Staples Retailing–0.92%
Kroger	42,321	918,789
Walgreens Boots Alliance	628	34,333
Walmart	35,026	3,870,022
		4,823,144
Food Products–0.73%
Bunge	18,855	1,050,412
Mondelez International Class A	26,905	1,450,180
†Pilgrim's Pride	52,378	1,329,877
		3,830,469
Gas Utilities–0.34%
National Fuel Gas	7,000	369,250
Spire	3,678	308,658

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
UGI	21,000	$ 1,121,610
		1,799,518
Health Care Equipment & Supplies–2.60%
†ABIOMED	1,745	454,555
†Align Technology	338	92,511
Baxter International	2,130	174,447
Becton Dickinson & Co.	7,674	1,933,925
†Edwards Lifesciences	2,028	374,653
†Haemonetics	10,825	1,302,680
†Masimo	2,245	334,101
Medtronic	72,004	7,012,469
†Penumbra	5,100	816,000
†Varian Medical Systems	7,380	1,004,639
†Wright Medical Group	6,935	206,802
		13,706,782
Health Care Providers & Services–3.68%
Chemed	3,449	1,244,537
CVS Health	12,311	670,827
Humana	1,254	332,686
†Molina Healthcare	7,776	1,113,057
UnitedHealth Group	65,535	15,991,195
		19,352,302
Hotels, Restaurants & Leisure–0.69%
McDonald's	7,938	1,648,405
†Norwegian Cruise Line Holdings	11,915	639,001
Royal Caribbean Cruises	575	69,696
Starbucks	15,500	1,299,365
		3,656,467
Household Durables–0.35%
PulteGroup	39,731	1,256,294
Toll Brothers	16,326	597,858
		1,854,152
Household Products–0.57%
Procter & Gamble	27,405	3,004,958
		3,004,958
Independent Power and Renewable Electricity Producers–0.42%
AES	67,184	1,126,004
NRG Energy	31,615	1,110,319
		2,236,323
Industrial Conglomerates–1.17%
3M	8,009	1,388,280
Honeywell International	27,339	4,773,116
		6,161,396
Insurance–1.83%
American Financial Group	2,900	297,163
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
American International Group	30,435	$ 1,621,577
Everest Re Group	2,500	617,950
Mercury General	18,006	1,125,375
MetLife	32,069	1,592,867
Travelers	25,002	3,738,299
Unum Group	18,640	625,372
		9,618,603
Interactive Media & Services–4.31%
†Alphabet Class A	4,423	4,789,224
†Alphabet Class C	2,851	3,081,674
†Facebook Class A	37,142	7,168,406
†Liberty TripAdvisor Holdings Class A	6,856	85,014
†Snap Class A	121,195	1,733,089
†TripAdvisor	17,854	826,462
†Twitter	142,841	4,985,151
		22,669,020
Internet & Direct Marketing Retail–1.93%
†Amazon.com	4,113	7,788,500
†Booking Holdings	630	1,181,067
†Liberty Expedia Holdings Class A	6,641	317,373
†Qurate Retail	68,555	849,397
		10,136,337
IT Services–3.10%
†Akamai Technologies	16,297	1,306,042
Automatic Data Processing	25,531	4,221,040
International Business Machines	11,587	1,597,847
Mastercard Class A	2,061	545,196
†PayPal Holdings	17,918	2,050,894
Science Applications International	1,155	99,977
Visa Class A	37,543	6,515,588
		16,336,584
Life Sciences Tools & Services–0.83%
Bruker	16,238	811,088
Thermo Fisher Scientific	12,092	3,551,179
		4,362,267
Machinery–0.80%
AGCO	5,140	398,710
Allison Transmission Holdings	10,591	490,893
Caterpillar	275	37,480
Cummins	7,698	1,318,975
Dover	7,477	749,196
PACCAR	3,690	264,425
Parker-Hannifin	2,900	493,029

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Pentair	12,985	$ 483,042
		4,235,750
Media–6.64%
†AMC Networks Class A	47,933	2,611,869
CBS Class B	12,445	621,006
Comcast Class A	463,407	19,592,848
†Discovery Class A	91,924	2,822,067
†Discovery Class C	43,632	1,241,330
†Liberty Broadband Class A	13,106	1,347,821
†Liberty Broadband Class C	20,361	2,122,023
†Liberty Global Class A	11,767	317,591
†Liberty Global Class C	35,642	945,582
†Liberty Latin America Class A	2,056	35,425
†Liberty Latin America Class C	6,230	107,094
†Liberty Media-Liberty SiriusXM Class A	22,293	842,898
†Liberty Media-Liberty SiriusXM Class C	41,178	1,563,941
†MSG Networks Class A	36,085	748,403
		34,919,898
Metals & Mining–0.52%
Freeport-McMoRan	80,395	933,386
Nucor	11,497	633,485
Southern Copper	27,676	1,075,212
Steel Dynamics	3,733	112,737
		2,754,820
Multi-Utilities–0.20%
CenterPoint Energy	15,000	429,450
Sempra Energy	4,487	616,693
		1,046,143
Oil, Gas & Consumable Fuels–4.84%
Anadarko Petroleum	104,359	7,363,571
Chevron	46,934	5,840,467
Encana	195,559	1,003,218
Exxon Mobil	51,404	3,939,089
HollyFrontier	6,303	291,703
Kinder Morgan	90,084	1,880,954
Marathon Petroleum	1,833	102,428
Phillips 66	22,417	2,096,886
Pioneer Natural Resources	9,312	1,432,744
Valero Energy	17,463	1,495,007
		25,446,067
Pharmaceuticals–4.74%
Allergan	39,457	6,606,286
†Bausch Health Companies	24,148	609,013
Bristol-Myers Squibb	30,437	1,380,318
Johnson & Johnson	38,555	5,369,940
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co.	85,861	$ 7,199,445
Pfizer	87,770	3,802,196
		24,967,198
Professional Services–0.51%
Insperity	9,233	1,127,719
ManpowerGroup	6,333	611,768
Robert Half International	16,457	938,213
		2,677,700
Real Estate Management & Development–0.06%
†CBRE Group Class A	5,673	291,025
		291,025
Road & Rail–0.38%
Ryder System	7,907	460,978
Union Pacific	9,040	1,528,755
		1,989,733
Semiconductors & Semiconductor Equipment–3.11%
ASML Holding (New York shares)	4,588	953,983
Broadcom	27,861	8,020,067
†Cree	43,816	2,461,583
Intel	55,195	2,642,184
Lam Research	5,383	1,011,143
NXP Semiconductors	3,200	312,352
Texas Instruments	8,234	944,934
		16,346,246
Software–8.14%
†Adobe Systems	22,962	6,765,753
†Autodesk	32,234	5,250,919
Citrix Systems	32,465	3,186,115
†FireEye	8,724	129,202
†Fortinet	13,924	1,069,781
LogMeIn	1,412	104,036
Microsoft	130,378	17,465,437
†Nuance Communications	95,390	1,523,378
Oracle	57,433	3,271,958
†Palo Alto Networks	1,318	268,556
†Pluralsight Class A	7,775	235,738
†salesforce.com	8,953	1,358,439
SAP SE ADR	5,525	755,820
†Tableau Software Class A	8,629	1,432,587
		42,817,719
Specialty Retail–2.48%
†AutoZone	88	96,753
†CarMax	4,086	354,788
Dick's Sporting Goods	6,721	232,748
Foot Locker	11,481	481,284
Home Depot	38,857	8,081,090
TJX	52,824	2,793,333

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–6

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Ulta Beauty	1,582	$ 548,780
†Urban Outfitters	21,217	482,687
		13,071,463
Technology Hardware, Storage & Peripherals–3.66%
Apple	57,781	11,436,015
Seagate Technology	127,839	6,023,774
Western Digital	37,795	1,797,152
		19,256,941
Textiles, Apparel & Luxury Goods–0.41%
†Deckers Outdoor	2,319	408,075
NIKE Class B	17,132	1,438,231
Ralph Lauren	843	95,756
Tapestry	7,248	229,979
		2,172,041
Thrifts & Mortgage Finance–0.09%
New York Community Bancorp	47,528	474,329
		474,329
Tobacco–0.36%
Altria Group	8,108	383,914
Philip Morris International	19,241	1,510,996
		1,894,910
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.26%
†NOW	8,607	$ 127,039
WW Grainger	4,581	1,228,762
		1,355,801
Wireless Telecommunication Services–0.28%
Telephone & Data Systems	19,590	595,536
†United States Cellular	20,000	893,400
		1,488,936
Total Common Stock (Cost $468,235,566)		495,281,504

MONEY MARKET FUND–5.67%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	29,843,326	29,843,326
Total Money Market Fund (Cost $29,843,326)		29,843,326

TOTAL INVESTMENTS–99.80% (Cost $498,078,892)	525,124,830
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	1,049,042
NET ASSETS APPLICABLE TO 40,371,071 SHARES OUTSTANDING–100.00%	$526,173,872
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE QS SELECT LARGE CAP MANAGED VOLATILITY FUND STANDARD CLASS ($1,455,367 / 111,402 Shares)	$13.063
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE QS SELECT LARGE CAP MANAGED VOLATILITY FUND SERVICE CLASS ($524,718,505 / 40,259,669 Shares)	$13.033
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$457,678,606
Distributable earnings/(accumulated loss)	68,495,266
TOTAL NET ASSETS	$526,173,872

† Non-income producing.
★ Includes $676,552 cash collateral held at broker for futures contracts, $69,629 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $157,294 variation margin due from broker on futures contracts, $73,116 payable for fund share redeemed, $34 foreign currencies due to custodian, $75,702 other accrued expenses payable and $447,794 due to manager and affiliates as of June 30, 2019.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–7

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	British Pound	$ 79,681	$ 79,610	9/16/19	$ 71	$—
1	Euro	143,081	142,165	9/16/19	916	—
1	Japanese Yen	116,638	116,041	9/16/19	597	—
					1,584	—
Equity Contracts:
4	E-mini Russell 2000 Index	313,420	306,712	9/20/19	6,708	—
98	E-mini S&P 500 Index	14,426,580	14,186,461	9/20/19	240,119	—
8	E-mini S&P MidCap 400 Index	1,560,000	1,523,506	9/20/19	36,494	—
4	Euro STOXX 50 Index	157,648	153,215	9/20/19	4,432	—
1	FTSE 100 Index	93,583	92,308	9/20/19	1,275	—
					289,028	—
Total Futures Contracts					$290,612	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–8

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 2,672,451
Interest	239,145
Foreign Taxes Withheld	(5,647)
2,905,949
EXPENSES:
Management fees	1,140,005
Distribution fees-Service Class	622,863
Accounting and administration expenses	60,692
Shareholder servicing fees	51,657
Reports and statements to shareholders	39,163
Professional fees	13,516
Custodian fees	5,585
Trustees’ fees and expenses	4,720
Consulting fees	1,931
Pricing fees	419
Other	4,450
1,945,001
Less:
Management fees waived	(222,198)
Expenses reimbursed	(124,802)
Total operating expenses	1,598,001
NET INVESTMENT INCOME	1,307,948
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	40,005,488
Sale of unaffiliated investments	549,190
Futures contracts	(12,151,068)
Net realized gain	28,403,610
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(20,026,860)
Unaffiliated investments	27,045,938
Foreign currencies	(436)
Futures contracts	995,337
Net change in unrealized appreciation (depreciation)	8,013,979
NET REALIZED AND UNREALIZED GAIN	36,417,589
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 37,725,537
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,307,948	$ 2,811,707
Net realized gain	28,403,610	12,717,074
Net change in unrealized appreciation (depreciation)	8,013,979	(25,906,820)
Net increase (decrease) in net assets resulting from operations	37,725,537	(10,378,039)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,835)
Service Class	—	(12,712,265)
	—	(12,716,100)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	25,341	2,960
Service Class	27,718,958	62,391,708
Net assets from merger:*
Standard Class	1,359,066	—
Service Class	177,278,856	—
Reinvestment of dividends and distributions:
Standard Class	—	3,835
Service Class	—	12,712,265
	206,382,221	75,110,768
Cost of shares redeemed:
Standard Class	(70,894)	(15,976)
Service Class	(19,119,133)	(37,720,434)
	(19,190,027)	(37,736,410)
Increase in net assets derived from capital share transactions	187,192,194	37,374,358
NET INCREASE IN NET ASSETS	224,917,731	14,280,219
NET ASSETS:
Beginning of period	301,256,141	286,975,922
End of period	$526,173,872	$301,256,141

*	See Note 5 in Notes to Financial Statements.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–9

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[2,3] (unaudited)	Year Ended				1/2/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16 [4]	12/31/15
Net asset value, beginning of period	$ 11.851	$ 12.744	$ 10.672	$ 9.913	$ 10.501	$ 10.000
Income (loss) from investment operations:
Net investment income[5]	0.068	0.166	0.136	0.154	0.139	0.258
Net realized and unrealized gain (loss)	1.144	(0.482)	2.110	0.741	(0.550)	0.375
Total from investment operations	1.212	(0.316)	2.246	0.895	(0.411)	0.633
Less dividends and distributions from:
Net investment income	—	(0.155)	(0.174)	(0.136)	(0.120)	(0.132)
Net realized gain	—	(0.422)	—	—	(0.057)	—
Total dividends and distributions	—	(0.577)	(0.174)	(0.136)	(0.177)	(0.132)
Net asset value, end of period	$ 13.063	$ 11.851	$ 12.744	$ 10.672	$ 9.913	$ 10.501
Total return[6]	10.22%	(2.80%)	21.04%	9.03%	(3.90%)	6.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,455	$ 81	$ 96	$ 86	$ 83	$ 76
Ratio of expenses to average net assets[7]	0.55%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.74%	0.71%	0.70%	0.71%	0.74%	0.88%
Ratio of net investment income to average net assets	1.08% [8]	1.29%	1.15%	1.50%	1.35%	2.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.89% [8]	0.58%	0.45%	0.79%	0.61%	1.67%
Portfolio turnover	66%	9%	9%	35%	10%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Effective February 11, 2019, ClearBridge Investments, LLC and QS Investors, LLC were added as sub-advisers to the Fund; each responsible for the day-to-day management of a portion of the Fund's investment portfolio replacing Lincoln investment Advisors Corporation.
[3]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
[8]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–10

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund Service Class
	Six Months Ended6/30/19[2,3] (unaudited)	Year Ended				1/2/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16 [4]	12/31/15
Net asset value, beginning of period	$ 11.845	$ 12.739	$ 10.672	$ 9.914	$ 10.502	$ 10.000
Income (loss) from investment operations:
Net investment income[5]	0.046	0.121	0.094	0.119	0.103	0.229
Net realized and unrealized gain (loss)	1.142	(0.479)	2.106	0.739	(0.550)	0.368
Total from investment operations	1.188	(0.358)	2.200	0.858	(0.447)	0.597
Less dividends and distributions from:
Net investment income	—	(0.114)	(0.133)	(0.100)	(0.084)	(0.095)
Net realized gain	—	(0.422)	—	—	(0.057)	—
Total dividends and distributions	—	(0.536)	(0.133)	(0.100)	(0.141)	(0.095)
Net asset value, end of period	$ 13.033	$ 11.845	$ 12.739	$ 10.672	$ 9.914	$ 10.502
Total return[6]	10.03%	(3.14%)	20.61%	8.65%	(4.24%)	5.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$524,719	$301,175	$286,880	$232,038	$130,907	$64,617
Ratio of expenses to average net assets[7]	0.90%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.09%	1.06%	1.05%	1.06%	1.09%	1.23%
Ratio of net investment income to average net assets	0.73% [8]	0.94%	0.80%	1.15%	1.00%	2.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.54% [8]	0.23%	0.10%	0.44%	0.26%	1.32%
Portfolio turnover	66%	9%	9%	35%	10%	6%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Effective February 11, 2019, ClearBridge Investments, LLC and QS Investors, LLC were added as sub-advisers to the Fund; each responsible for the day-to-day management of a portion of the Fund's investment portfolio replacing Lincoln investment Advisors Corporation.
[3]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
[8]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–11

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (formerly LVIP Blended Core Equity Managed Volatility Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–12

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $29 for the six months ended June 30, 2019. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.64% of the Fund's average daily net assets.   Prior to February 11, 2019, LIAC had contractually agreed to waive its advisory fee. The waiver amount was 0.64% of the Fund’s average daily net assets.   The management fee is calculated daily and paid monthly.
Effective February 11, 2019, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.68% of the Fund’s average daily net assets for the Standard Class and 1.03% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least May 25, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to February 11, 2019, LIAC had contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceeded 0.00% of the Fund’s average daily net assets for the Standard Class and 0.35% for the Service Class. LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019, by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 77,951	$ 77,951
Effective February 11, 2019, ClearBridge Investments, LLC ("ClearBridge") and QS Investors, LLC ("QS Investors") were added as sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LIAC, not the Fund, pays ClearBridge and QS Investors a fee based on their managed portions of the Fund's average daily net assets. Prior to February 11, 2019, LIAC was responsible for the daya-to-day management of the Fund’s investment portfolio now allocated to ClearBridge and QS Investors.
SSGA Funds Management, Inc. ("SSGA") is responsible for the day-to-day management of the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the SSGA a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$9,308
Legal	1,917
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–13

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,546 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$ 69,629
Management fees payable to LIAC	270,730
Distribution fees payable to LFD	147,640
Printing and mailing fees payable to Lincoln Life	17,157
Shareholder servicing fees payable to Lincoln Life	12,267
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-0.00%@
Equity Funds-0.00%@
×,#ClearBridge - Variable Appreciation Portfolio	$170,160,026	$2,981,834	$183,130,452	$21,450,831	$(11,462,239)	$—	—	$—	$—
×T. Rowe Price Capital Opportunity Fund (Investor Class)	112,637,773	1,987,889	124,615,698	18,554,657	(8,564,621)	—	—	—	—
Total	$282,797,799	$4,969,723	$307,746,150	$40,005,488	$(20,026,860)	$—		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
× Issuer was not an investment of the Fund at June 30, 2019.
# Series I shares.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$235,441,009
Sales	379,888,553
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–14

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$498,078,892
Aggregate unrealized appreciation of investments and derivatives	$ 35,813,907
Aggregate unrealized depreciation of investments and derivatives	(8,477,357)
Net unrealized appreciation of investments and derivatives	$ 27,336,550
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$495,281,504	$—	$—	$495,281,504
Money Market Fund	29,843,326	—	—	29,843,326
Total Investments	$525,124,830	$—	$—	$525,124,830
Derivatives:

Assets:
Futures Contracts	$290,612	$—	$—	$290,612
There were no Level 3 investments at the beginning or end of the period.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–15

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	2,047	248
Service Class	2,215,668	4,824,976
Shares reinvested:
Standard Class	—	298
Service Class	—	983,694
Shares from merger:
Standard Class	108,111	—
Service Class	14,128,057	—
	16,453,883	5,809,216
Shares redeemed:
Standard Class	(5,595)	(1,210)
Service Class	(1,509,372)	(2,903,877)
	(1,514,967)	(2,905,087)
Net increase	14,938,916	2,904,129
5.  Fund Merger
As of the close of business on May 24, 2019, the Fund acquired all of the assets and liabilities of the LVIP ClearBridge Large Cap Managed Volatility Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund, by a non-taxable exchange, received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Aquiring Fund	Aquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	140,710	Standard Class	108,111	$ 1,359,066	0.768
Acquired Fund - Service Class	18,390,498	Service Class	14,128,057	177,278,856	0.768
The net assets of the Acquiring Fund before the acquisition were $328,131,275. The net assets of the Acquiring Fund immediately following the acquisition were $506,769,197.
If the acquisition had been completed on January 1, 2019, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the six months ended June 30, 2019, would have been as follows (unaudited):
Net investment income (loss)	$ 1,169,367(a)
Net realized income (loss)	18,506,210 (b)
Net change in unrealized appreciation (depreciation)	8,013,979 (c)
Net increase in net assets resulting from operations	$ 27,689,556

(a)	$1,307,948, as reported in the Statement of Operations, plus $(138,581) Net investment income(loss) from Acquired Fund pre-merger.
(b)	$28,403,610, as reported in the Statement of Operations, plus $(9,897,400) Net realized income (loss) from Acquired Fund pre-merger.
(c)	$8,013,979, as reported in the Statement of Operations and there was no Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s statement of operations since May 27, 2019.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–16

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$289,028	Receivables and other assets net of liabilities	$—
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	1,584	Receivables and other assets net of liabilities	—
Total		$290,612		$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(12,135,585)	$969,019
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(15,483)	26,318
Total		$(12,151,068)	$995,337
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,635,200	$37,567,768
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–17

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
7.  Credit and Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–18

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Other Fund Information (unaudited)
On December 3-4, 2018, the Board of Trustees of the Trust (the “Board”) met to consider, among other things, the approval of the sub-advisory agreement between LIAC and ClearBridge Investments, LLC (“Clearbridge”) and the sub-advisory agreement between LIAC and QS Investors, LLC (“QS” and together with ClearBridge, the “Sub-Advisers”), with respect to the Fund (each, a “Sub-Advisory Agreement” and together, the “Sub-Advisory Agreements”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the Sub-Advisers prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the Sub-Advisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including previous presentations by representatives of the Sub-Advisers and the Sub-Advisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreements. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
The Board considered that the Fund would continue to be managed with an actively-managed risk-management overlay using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”). The Board further considered LIAC’s proposal to change the structure of the Fund with regard to the investment of the remainder of the Fund’s net assets (the “Equity Sleeve”) from a fund of funds structure, where the Equity Sleeve is invested in underlying funds, to a sub-advised structure, where the Sub-Advisers would manage the investments of the Equity Sleeve. The Board also considered the proposed changes to the Fund’s investment strategy to include exposure to ClearBridge’s Variable Aggressive Growth and Variable Appreciation strategies and QS’ U.S. Large Cap strategy and to remove exposure to T. Rowe Price Inc.’s Capital Opportunities strategy.
Approval of Subadvisory Agreements
The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreements, the Board had received sufficient information to approve the Sub-Advisory Agreements. In considering the approval of the Sub-Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent and Quality of Services and Performance. In considering the approval of the proposed Sub-Advisory Agreements between LIAC and each of ClearBridge and QS with respect to the Fund, the Board considered the nature, extent and quality of services to be provided by each Sub-Adviser under the proposed Sub-Advisory Agreements. The Board reviewed the services to be provided by each Sub-Adviser, the investment professionals proposed to service the Fund, and the reputation, resources and investment approach of the Sub-Advisers. The Board noted that each of ClearBridge and QS, which are affiliated companies, currently use the same strategy that each Sub-Adviser would sub-advise for the Fund to manage underlying funds in which the Fund and another LVIP Fund invests. The Board considered LIAC’s statement that the Fund has achieved sufficient scale in recent years, which has allowed LIAC to negotiate a sub-advisory fee directly with the Sub-Advisers. The Board concluded that the services to be provided by the Sub-Advisers were expected to be satisfactory.
Sub-Advisory Fee and Economies of Scale. The Board considered the proposed sub-advisory fee schedules, which contain breakpoints. The Board noted that the proposed sub-advisory fee schedules were negotiated between LIAC and the Sub-Advisers, each unaffiliated with LIAC, and that LIAC would compensate the Sub-Advisers from its fee and concluded the proposed sub-advisory fee schedules were reasonable.
Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedules were negotiated between LIAC and the Sub-Advisers, each unaffiliated with LIAC, and that LIAC would compensate the Sub-Advisers from its fees. The Board reviewed materials provided by the Sub-Advisers as to any additional benefits each of ClearBridge or QS would receive and noted that the Sub-Advisers stated that the engagement may lead to additional assets under other product mandates and enhance its reputation and name recognition with current and prospective clients.
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreements are fair and reasonable and that approval of each Sub-Advisory Agreement is in the best interests of the Fund.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–19

LVIP Delaware Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Delaware Bond Fund

LVIP Delaware Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,067.60	0.38%	$1.95
Service Class Shares	1,000.00	1,065.70	0.73%	3.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.38%	$1.91
Service Class Shares	1,000.00	1,021.20	0.73%	3.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	2.91%
Agency Commercial Mortgage-Backed Securities	1.39%
Agency Mortgage-Backed Securities	21.87%
Corporate Bonds	32.64%
Aerospace & Defense	0.55%
Airlines	0.10%
Auto Manufacturers	0.85%
Banks	7.01%
Beverages	0.55%
Chemicals	0.82%
Commercial Services	0.06%
Computers	0.30%
Diversified Financial Services	1.32%
Electric	4.46%
Environmental Control	0.47%
Food	0.34%
Forest Products & Paper	0.39%
Gas	0.33%
Health Care Products	0.28%
Health Care Services	0.07%
Holding Companies-Diversified	0.05%
Insurance	1.14%
Internet	0.17%
Investment Company Security	0.04%
Iron & Steel	0.06%
Leisure Time	0.16%
Lodging	0.05%
Machinery Diversified	0.17%
Media	2.51%
Mining	0.42%
Miscellaneous Manufacturing	0.30%
Oil & Gas	0.83%
Oil & Gas Services	0.21%
Pharmaceuticals	1.34%
Pipelines	2.19%
Real Estate Investment Trusts	0.64%
Retail	0.53%
Semiconductors	1.38%
Software	0.14%
Telecommunications	1.73%
Transportation	0.13%
Trucking & Leasing	0.55%
Security Type/Sector	Percentage of Net Assets
Municipal Bonds	0.44%
Non-Agency Asset-Backed Securities	6.96%
Non-Agency Collateralized Mortgage Obligations	2.17%
Non-Agency Commercial Mortgage-Backed Securities	7.23%
Sovereign Bond	0.04%
Supranational Bank	0.07%
U.S. Treasury Obligations	19.72%
Preferred Stock	0.00%
Money Market Fund	0.05%
Short-Term Investments	6.18%
Total Investments	101.67%
Liabilities Net of Receivables and Other Assets	(1.67%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)*
U.S. Government	45.16%
AAA	14.64%
AA	3.09%
A	13.06%
BBB	16.26%
BB	1.41%
B	0.19%
Non-Rated	0.11%
Short-Term Investments	6.08%
Total	100.00%

*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.91%
•Fannie Mae Connecticut Avenue Securities
Series 2016-C04 1M1 3.85% (LIBOR01M + 1.45%) 1/25/29	1,081,980	$ 1,084,858
Series 2017-C01 1M1 3.70% (LIBOR01M + 1.30%) 7/25/29	1,362,372	1,366,948
Series 2017-C04 2M2 5.25% (LIBOR01M + 2.85%) 11/25/29	2,515,000	2,590,832
Series 2018-C02 2M2 4.60% (LIBOR01M + 2.20%) 8/25/30	3,500,000	3,515,417
Series 2018-C03 1M2 4.55% (LIBOR01M + 2.15%) 10/25/30	5,109,000	5,143,128
Series 2018-C05 1M2 4.75% (LIBOR01M + 2.35%) 1/25/31	3,305,000	3,334,153
Series 2018-R07 1M2 4.80% (LIBOR01M + 2.40%) 4/25/31	4,730,000	4,784,693
Fannie Mae Interest Strip
*•Series 413 167 4.50% 7/25/42	62,183	11,190
*Series 419 C3 3.00% 11/25/43	2,892,225	459,457
Fannie Mae REMICs
Series 2004-W11 1A2 6.50% 5/25/44	87,979	100,761
*•Series 2008-15 SB 4.20% (6.60% minus LIBOR01M) 8/25/36	631,351	124,549
*Series 2012-102 IB 3.50% 9/25/27	1,810,186	176,774
*Series 2012-115 MI 3.50% 3/25/42	1,281,837	136,233
*Series 2012-118 AI 3.50% 11/25/37	5,435,031	334,625
*Series 2012-125 MI 3.50% 11/25/42	71,291	12,252
*Series 2012-128 IC 3.00% 11/25/32	10,760,198	1,308,150
*Series 2012-128 IY 3.00% 11/25/32	10,056,075	1,202,404
*Series 2012-137 WI 3.50% 12/25/32	4,098,539	490,666
*Series 2012-146 IO 3.50% 1/25/43	9,629,515	1,692,391
*Series 2012-44 IK 3.50% 12/25/31	973,296	89,768
*Series 2012-99 AI 3.50% 5/25/39	3,127,831	166,080
*•Series 2013-103 SK 3.52% (5.92% minus LIBOR01M) 10/25/43	9,891,859	2,108,962
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-20 IH 3.00% 3/25/33	206,632	$ 24,683
*Series 2013-23 IL 3.00% 3/25/33	571,549	65,438
*Series 2013-26 ID 3.00% 4/25/33	4,051,045	483,919
Series 2013-28 YB 3.00% 4/25/43	142,000	143,019
*Series 2013-31 MI 3.00% 4/25/33	1,206,845	144,316
*Series 2013-35 IB 3.00% 4/25/33	6,098,046	748,642
*Series 2013-38 AI 3.00% 4/25/33	3,740,732	440,068
*Series 2013-41 HI 3.00% 2/25/33	7,210,932	724,506
Series 2013-44 Z 3.00% 5/25/43	1,457,974	1,492,044
*Series 2013-45 PI 3.00% 5/25/33	2,957,640	353,090
*Series 2013-69 IJ 3.00% 7/25/33	3,337,363	395,789
*Series 2013-7 EI 3.00% 10/25/40	3,879,053	353,573
*Series 2014-64 IT 3.50% 6/25/41	1,972,008	133,136
*Series 2014-77 AI 3.00% 10/25/40	78,601	5,726
*Series 2014-85 IB 3.00% 12/25/44	116,496	17,961
*Series 2015-44 AI 3.50% 1/25/34	4,177,391	322,826
*Series 2015-45 AI 3.00% 1/25/33	1,430,383	95,766
*Series 2015-56 MI 3.50% 10/25/41	2,667,044	243,100
*Series 2015-85 BI 4.50% 9/25/43	73,523	8,298
Series 2015-89 AZ 3.50% 12/25/45	1,076,743	1,113,375
*Series 2016-104 CI 3.50% 4/25/43	4,000,664	262,862
*•Series 2016-105 SA 3.60% (6.00% minus LIBOR01M) 1/25/47	7,672,083	1,378,382
*Series 2016-17 BI 4.00% 2/25/43	62,373	6,254
*Series 2016-2 HI 3.00% 12/25/41	65,349	6,706
*Series 2016-23 AI 3.50% 2/25/41	2,431,979	186,568
*Series 2016-30 CI 3.00% 5/25/36	4,649,396	542,472
LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2016-33 DI 3.50% 6/25/36	11,755,489	$ 1,557,492
*•Series 2016-36 SB 3.60% (6.00% minus LIBOR01M) 3/25/43	3,743,526	444,267
*Series 2016-40 IO 3.50% 7/25/36	1,477,591	193,710
*Series 2016-50 IB 3.00% 2/25/46	762,351	97,335
*Series 2016-54 PI 3.00% 2/25/44	72,402	6,528
*Series 2016-6 AI 3.50% 4/25/34	5,457,484	521,832
Series 2016-61 ML 3.00% 9/25/46	1,883,933	1,895,429
*•Series 2016-62 SA 3.60% (6.00% minus LIBOR01M) 9/25/46	11,992,638	2,856,963
*Series 2016-64 CI 3.50% 7/25/43	5,400,814	439,931
*Series 2016-66 DI 3.00% 9/25/40	685,010	54,630
*Series 2016-71 PI 3.00% 10/25/46	3,754,634	464,003
Series 2016-72 AZ 3.00% 10/25/46	1,029,421	997,785
*Series 2016-83 PI 3.50% 7/25/45	1,823,414	238,973
*Series 2016-90 CI 3.00% 2/25/45	680,510	64,263
*Series 2016-95 IO 3.00% 12/25/46	72,142	10,080
*Series 2016-99 DI 3.50% 1/25/46	3,667,758	471,283
*Series 2017-11 EI 3.00% 3/25/42	10,660,621	1,020,165
*Series 2017-12 JI 3.50% 5/25/40	2,956,562	273,109
*Series 2017-14 AI 3.00% 9/25/42	1,417,006	144,861
Series 2017-16 UW 3.00% 7/25/45	819,494	846,169
*Series 2017-16 WI 3.00% 1/25/45	2,598,119	217,020
*Series 2017-24 AI 3.00% 8/25/46	4,371,352	541,716
Series 2017-25 BL 3.00% 4/25/47	1,051,000	1,106,898
*Series 2017-4 AI 3.50% 5/25/41	5,548,329	331,073
*Series 2017-4 BI 3.50% 5/25/41	3,358,092	266,892
Series 2017-40 GZ 3.50% 5/25/47	2,370,475	2,532,192
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2017-6 NI 3.50% 3/25/46	703,330	$ 76,603
Series 2017-67 BZ 3.00% 9/25/47	941,313	916,156
Series 2017-77 HZ 3.50% 10/25/47	3,173,264	3,336,750
Series 2017-94 CZ 3.50% 11/25/47	1,986,028	2,097,692
♦Series T-58 2A 6.50% 9/25/43	331,952	385,850
Freddie Mac REMICs
•Series 3800 AF 2.89% (LIBOR01M + 0.50%) 2/15/41	201,762	202,855
*Series 4121 AI 3.50% 10/15/42	8,785,461	1,420,556
*Series 4122 LI 3.00% 10/15/27	95,910	7,886
*Series 4135 AI 3.50% 11/15/42	7,415,088	1,198,665
*Series 4146 IA 3.50% 12/15/32	3,838,883	506,566
*Series 4161 IM 3.50% 2/15/43	2,185,725	392,201
*Series 4181 DI 2.50% 3/15/33	3,614,366	380,841
*Series 4185 LI 3.00% 3/15/33	3,178,675	381,049
*Series 4186 IB 3.00% 3/15/33	5,010,177	589,808
*Series 4186 JI 3.00% 3/15/33	6,764,063	747,131
*Series 4191 CI 3.00% 4/15/33	1,230,356	146,805
*Series 4218 AI 3.00% 6/15/33	5,803,381	670,531
*Series 4342 CI 3.00% 11/15/33	46,074	4,365
*Series 4366 DI 3.50% 5/15/33	77,421	7,538
*Series 4433 DI 3.00% 8/15/32	153,239	9,911
*Series 4449 PI 4.00% 11/15/43	69,735	9,718
*Series 4479 TI 4.00% 7/15/34	1,145,715	140,462
*Series 4504 IO 3.50% 5/15/42	2,528,349	181,898
*Series 4518 CI 3.50% 6/15/42	1,340,743	113,132
*Series 4520 AI 3.50% 10/15/35	1,557,208	217,532
*Series 4543 HI 3.00% 4/15/44	3,281,846	381,843
*Series 4567 LI 4.00% 8/15/45	340,266	57,407

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4574 AI 3.00% 4/15/31	57,852	$ 6,175
*•Series 4618 SA 3.61% (6.00% minus LIBOR01M) 9/15/46	4,417,640	998,224
*Series 4623 WI 4.00% 8/15/44	75,333	11,404
Series 4629 KB 3.00% 11/15/46	1,273,000	1,272,809
*Series 4643 QI 3.50% 9/15/45	116,048	14,908
*Series 4644 GI 3.50% 5/15/40	4,251,341	319,450
*•Series 4648 SA 3.61% (6.00% minus LIBOR01M) 1/15/47	8,797,412	1,723,896
*Series 4655 TI 3.00% 8/15/36	1,577,862	74,594
*Series 4656 HI 3.50% 5/15/42	123,625	7,271
*Series 4660 GI 3.00% 8/15/43	3,322,835	346,386
*Series 4663 AI 3.00% 3/15/42	7,016,692	615,325
*Series 4664 DI 3.50% 11/15/43	1,879,769	180,970
*Series 4665 NI 3.50% 7/15/41	16,969,885	1,053,935
*Series 4667 CI 3.50% 7/15/40	326,395	17,687
*Series 4667 LI 3.50% 10/15/43	7,643,663	673,483
*Series 4669 QI 3.50% 6/15/41	1,231,880	104,329
*Series 4673 WI 3.50% 9/15/43	4,496,471	357,418
*Series 4674 GI 3.50% 10/15/40	296,334	16,481
Series 4676 KZ 2.50% 7/15/45	2,342,379	2,212,461
*Series 4690 WI 3.50% 12/15/43	5,904,653	653,181
*Series 4703 CI 3.50% 7/15/42	8,855,952	579,740
Series 4738 TW 3.00% 11/15/46	859,000	864,047
Series 4753 EZ 3.50% 12/15/47	1,091,693	1,117,631
Series 4761 Z 3.50% 12/15/47	4,805,389	4,922,736
Freddie Mac Strips
*Series 290 IO 3.50% 11/15/32	2,164,845	276,920
*•Series 303 151 4.50% 12/15/42	49,130	9,909
*Series 304 C38 3.50% 12/15/27	3,479,324	276,874
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Strips (continued)
*•Series 319 S2 3.61% (6.00% minus LIBOR01M) 11/15/43	9,466,761	$ 1,830,932
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 5.25% (LIBOR01M + 2.85%) 4/25/28	1,721,572	1,751,768
Series 2015-HQA1 M2 5.05% (LIBOR01M + 2.65%) 3/25/28	808,278	814,283
Series 2016-DNA3 M2 4.40% (LIBOR01M + 2.00%) 12/25/28	944,304	948,401
Series 2016-DNA4 M2 3.70% (LIBOR01M + 1.30%) 3/25/29	1,329,359	1,332,960
Series 2016-HQA2 M2 4.65% (LIBOR01M + 2.25%) 11/25/28	1,215,343	1,227,204
Series 2017-DNA1 M2 5.65% (LIBOR01M + 3.25%) 7/25/29	3,500,000	3,699,355
Series 2017-DNA3 M2 4.90% (LIBOR01M + 2.50%) 3/25/30	1,985,000	2,029,623
Series 2017-HQA3 M2 4.75% (LIBOR01M + 2.35%) 4/25/30	4,930,000	4,986,153
Series 2018-HQA1 M2 4.70% (LIBOR01M + 2.30%) 9/25/30	5,085,000	5,100,952
GNMA
*•Series 2011-157 SG 4.22% (6.60% minus LIBOR01M) 12/20/41	5,267,334	1,249,832
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,127,182
Series 2013-79 KE 3.00% 5/20/43	4,000,000	3,965,677
Series 2014-12 ZB 3.00% 1/16/44	1,800,777	1,825,885
*Series 2015-111 IH 3.50% 8/20/45	8,006,895	652,509
*Series 2015-142 AI 4.00% 2/20/44	1,686,051	128,376
Series 2015-185 PZ 3.00% 12/20/45	1,684,957	1,582,952
*Series 2015-74 CI 3.00% 10/16/39	5,999,284	608,535
*Series 2015-82 GI 3.50% 12/20/38	37,274	1,781
*•Series 2016-108 SK 3.67% (6.05% minus LIBOR01M) 8/20/46	9,971,417	2,208,622

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2016-118 ES 3.72% (6.10% minus LIBOR01M) 9/20/46	6,114,981	$ 1,293,241
*•Series 2016-126 NS 3.72% (6.10% minus LIBOR01M) 9/20/46	6,827,274	1,419,275
*Series 2016-156 AI 3.00% 12/20/42	4,500,481	357,437
Series 2016-156 PB 2.00% 11/20/46	2,342,000	2,077,803
*Series 2016-161 MI 3.00% 3/20/46	3,729,884	455,651
*Series 2016-163 XI 3.00% 10/20/46	8,842,098	942,400
Series 2016-170 MZ 3.00% 12/20/46	1,501,908	1,435,379
*Series 2016-171 IO 3.00% 7/20/44	12,511,798	973,624
*Series 2016-172 IO 3.00% 4/20/46	4,458,903	468,743
*•Series 2016-32 MS 3.56% (6.05% minus LIBOR01M) 3/20/46	363,431	70,222
Series 2016-46 DZ 3.00% 4/20/46	92,360	87,959
*•Series 2016-89 QS 3.67% (6.05% minus LIBOR01M) 7/20/46	6,211,757	1,485,322
*Series 2017-101 AI 4.00% 7/20/47	4,748,189	749,832
*Series 2017-101 TI 4.00% 3/20/44	6,892,832	729,710
Series 2017-107 QZ 3.00% 8/20/45	1,456,275	1,433,159
Series 2017-130 YJ 2.50% 8/20/47	1,695,000	1,674,249
*Series 2017-132 JI 3.00% 6/20/45	4,140,377	373,015
*•Series 2017-134 SK 3.82% (6.20% minus LIBOR01M) 9/20/47	16,784,851	3,136,919
*•Series 2017-141 JS 3.82% (6.20% minus LIBOR01M) 9/20/47	12,500,225	2,300,374
*Series 2017-144 EI 3.00% 12/20/44	9,873,966	918,880
Series 2017-163 ZK 3.50% 11/20/47	908,930	952,384
*Series 2017-18 IQ 4.00% 12/16/43	3,803,152	482,188
*Series 2017-18 QI 4.00% 3/16/41	6,250,179	650,666
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2017-18 QS 3.62% (6.10% minus LIBOR01M) 2/16/47	7,820,663	$ 1,490,300
Series 2017-180 QB 2.50% 12/20/47	5,574,000	5,495,393
Series 2017-33 PZ 3.00% 2/20/47	4,116,473	4,075,261
Series 2017-34 DY 3.50% 3/20/47	1,191,000	1,271,747
*Series 2017-4 WI 4.00% 2/20/44	4,154,454	509,215
Series 2017-45 JZ 3.50% 3/20/47	2,381,406	2,533,360
Series 2017-56 JZ 3.00% 4/20/47	3,131,401	3,102,147
*•Series 2018-1 ST 3.82% (6.20% minus LIBOR01M) 1/20/48	15,674,981	3,119,451
*Series 2018-11 AI 3.00% 1/20/46	5,916,866	643,975
Series 2018-14 ZE 3.50% 1/20/48	2,466,127	2,502,589
Series 2018-24 HZ 3.00% 2/20/48	726,450	707,779
Series 2018-34 TY 3.50% 3/20/48	1,221,000	1,257,298
*•Series 2018-37 SA 3.82% (6.20% minus LIBOR01M) 3/20/48	5,276,461	1,004,298
*•Series 2018-46 AS 3.82% (6.20% minus LIBOR01M) 3/20/48	18,975,607	4,126,950
Total Agency Collateralized Mortgage Obligations (Cost $187,146,311)		184,192,581
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.39%
♦Freddie Mac REMICs Series K058 A2 2.65% 8/25/26	8,100,000	8,251,689
•FREMF Mortgage Trust
Series 2010-K7 B 5.69% 4/25/20	7,620,000	7,764,311
Series 2011-K14 B 5.35% 2/25/47	2,534,000	2,652,628
Series 2011-K15 B 5.12% 8/25/44	7,798,000	8,172,030
Series 2012-K18 B 4.40% 1/25/45	4,500,000	4,694,976
Series 2012-K22 B 3.81% 8/25/45	7,781,000	8,057,614
Series 2013-K25 C 3.74% 11/25/45	4,000,000	4,086,539

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2013-K712 B 3.45% 5/25/45	10,057,068	$ 10,060,665
Series 2013-K713 B 3.26% 4/25/46	1,860,000	1,866,069
Series 2013-K713 C 3.26% 4/25/46	6,215,000	6,222,483
Series 2014-K717 B 3.75% 11/25/47	2,840,000	2,910,476
Series 2014-K717 C 3.75% 11/25/47	1,000,000	1,016,715
Series 2015-K48 B 3.76% 8/25/48	5,530,000	5,640,799
Series 2015-K49 B 3.85% 10/25/48	5,245,000	5,407,910
Series 2015-K721 C 3.68% 11/25/47	3,300,000	3,352,901
Series 2016-K53 B 4.16% 3/25/49	1,950,000	2,040,831
Series 2016-K722 B 3.97% 7/25/49	2,431,000	2,499,384
Series 2017-K71 B 3.88% 11/25/50	2,990,000	3,085,025
Total Agency Commercial Mortgage-Backed Securities (Cost $86,704,218)		87,783,045
AGENCY MORTGAGE-BACKED SECURITIES–21.87%
Fannie Mae 3.00% 10/1/47	392,049	392,378
Fannie Mae S.F. 20 yr
3.00% 12/1/37	33,699,158	34,320,619
3.00% 1/1/38	60,256,257	61,281,925
Fannie Mae S.F. 30 yr
3.00% 6/1/45	1,034,943	1,056,597
3.00% 8/1/46	3,444,154	3,501,216
3.00% 11/1/46	1,282,950	1,299,570
3.00% 4/1/47	57,949	58,678
3.00% 2/1/48	48,505,709	49,459,593
3.00% 3/1/48	44,190,651	44,851,651
3.00% 7/1/49	6,868,000	6,931,012
3.50% 2/1/48	42,725,287	44,155,488
3.50% 7/1/48	61,299,143	63,096,269
3.50% 6/1/49	63,393,014	64,900,091
4.00% 4/1/49	58,678,492	60,684,145
4.50% 4/1/39	635,108	681,606
4.50% 5/1/39	10,697	11,482
4.50% 11/1/39	2,348,358	2,534,792
4.50% 1/1/40	457,149	495,663
4.50% 6/1/40	2,451,586	2,630,473
4.50% 7/1/40	2,424,556	2,637,894
4.50% 8/1/40	896,577	962,201
4.50% 11/1/40	52,482	56,214
4.50% 1/1/41	20,019	21,497
4.50% 4/1/41	46,420	49,857
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 5/1/41	68,245	$ 73,299
4.50% 6/1/41	5,512	5,920
4.50% 8/1/41	5,934,680	6,431,941
4.50% 9/1/41	233,114	250,365
4.50% 10/1/42	276,776	297,189
4.50% 10/1/43	61,081,773	65,578,359
4.50% 2/1/44	33,429,851	35,903,144
4.50% 8/1/44	410	440
4.50% 2/1/46	90,807,032	97,511,689
4.50% 5/1/46	1,941,350	2,081,984
4.50% 12/1/48	86,680,624	91,039,935
5.00% 1/1/40	3,401,684	3,743,364
5.00% 6/1/44	9,259,075	10,184,077
5.00% 7/1/47	32,851,174	35,622,654
5.50% 5/1/44	108,448,382	120,440,408
5.50% 8/1/48	5,028,269	5,473,943
6.00% 6/1/41	12,444,876	14,105,202
6.00% 7/1/41	66,725,896	75,670,474
6.00% 1/1/42	9,840,730	11,154,816
Fannie Mae S.F. 30 yr TBA 3.50% 7/15/49	115,166,000	117,743,739
Freddie Mac S.F. 30 yr
3.00% 8/1/48	11,798,448	11,990,536
3.50% 11/1/48	51,388,414	53,347,238
4.50% 4/1/39	405,304	435,601
4.50% 11/1/39	45,911	49,327
4.50% 2/1/40	131,409	142,545
4.50% 5/1/40	8,271,228	8,929,411
4.50% 8/1/40	26,220	28,180
4.50% 3/1/42	4,235,746	4,551,972
4.50% 6/1/42	2,251,371	2,419,484
4.50% 7/1/42	3,451,667	3,708,831
4.50% 8/1/44	1,098,370	1,180,236
4.50% 7/1/45	37,755,876	40,569,158
4.50% 12/1/45	2,170,681	2,331,104
5.00% 12/1/44	34,680,605	37,684,066
5.50% 6/1/41	9,923,268	11,023,792
5.50% 9/1/41	23,550,380	26,158,570
6.00% 5/1/39	252,645	290,478
6.00% 7/1/40	25,934,858	29,409,572
GNMA II S.F. 30 yr
5.50% 5/20/37	702,549	748,166
6.00% 10/20/39	3,185,735	3,536,303
6.00% 2/20/40	3,346,703	3,668,155
6.00% 4/20/46	1,031,109	1,174,648
Total Agency Mortgage-Backed Securities (Cost $1,365,301,842)		1,382,761,226
CORPORATE BONDS–32.64%
Aerospace & Defense–0.55%
Northrop Grumman
2.55% 10/15/22	9,615,000	9,638,690
3.25% 8/1/23	11,800,000	12,212,540

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies
3.65% 8/16/23	6,745,000	$ 7,068,754
4.13% 11/16/28	5,125,000	5,635,081
		34,555,065
Airlines–0.10%
♦United Airlines Pass Through Trust
3.75% 3/3/28	4,424,763	4,605,293
4.00% 10/11/27	1,801,650	1,896,146
		6,501,439
Auto Manufacturers–0.85%
Ford Motor Credit
3.34% 3/18/21	9,146,000	9,196,004
•5.73% (LIBOR03M + 3.14%) 1/7/22	7,925,000	8,174,896
General Motors 6.75% 4/1/46	1,710,000	1,932,703
General Motors Financial
4.35% 4/9/25	11,225,000	11,587,570
5.25% 3/1/26	14,672,000	15,750,686
Toyota Motor Credit 2.80% 7/13/22	7,080,000	7,225,893
		53,867,752
Banks–7.01%
Banco Santander
2.71% 6/27/24	12,800,000	12,824,320
3.31% 6/27/29	25,000,000	25,207,702
Banco Santander Mexico 4.13% 11/9/22	1,850,000	1,902,725
Bank of America
μ3.46% 3/15/25	19,960,000	20,731,769
5.63% 7/1/20	1,005,000	1,037,749
μ6.50% 10/29/49	8,780,000	9,686,228
BB&T
3.75% 12/6/23	8,215,000	8,675,982
3.88% 3/19/29	8,875,000	9,514,258
Citibank 3.40% 7/23/21	2,490,000	2,543,795
Compass Bank
2.88% 6/29/22	8,645,000	8,721,440
3.88% 4/10/25	6,163,000	6,389,280
μCredit Suisse Group
3.87% 1/12/29	3,985,000	4,111,574
6.25% 12/29/49	21,792,000	22,759,020
7.25% 9/12/25	4,160,000	4,475,557
7.50% 7/17/23	1,875,000	2,003,972
Fifth Third Bancorp
3.65% 1/25/24	2,105,000	2,213,418
3.95% 3/14/28	8,665,000	9,346,378
Fifth Third Bank 3.85% 3/15/26	7,076,000	7,475,637
Goldman Sachs Group 6.00% 6/15/20	16,499,000	17,050,747
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Huntington Bancshares 2.30% 1/14/22	8,415,000	$ 8,418,300
μJPMorgan Chase & Co.
3.70% 5/6/30	4,890,000	5,160,161
4.02% 12/5/24	17,155,000	18,242,550
KeyBank
2.30% 9/14/22	5,055,000	5,063,939
3.40% 5/20/26	13,714,000	14,081,053
6.95% 2/1/28	8,227,000	10,322,164
Morgan Stanley
•3.78% (LIBOR03M + 1.22%) 5/8/24	2,975,000	3,018,399
μ4.43% 1/23/30	4,780,000	5,292,085
5.00% 11/24/25	11,476,000	12,714,622
5.50% 1/26/20	6,165,000	6,271,804
μ5.55% 7/15/20	1,515,000	1,532,013
PNC Bank
2.70% 11/1/22	4,720,000	4,769,071
4.05% 7/26/28	7,075,000	7,711,445
PNC Financial Services Group 3.45% 4/23/29	11,210,000	11,803,975
μRoyal Bank of Scotland Group 8.63% 8/15/21	12,905,000	13,940,626
Santander UK 5.00% 11/7/23	14,145,000	14,947,950
State Street
3.10% 5/15/23	3,665,000	3,765,571
3.30% 12/16/24	3,495,000	3,661,296
SunTrust Bank
2.45% 8/1/22	3,945,000	3,958,319
2.70% 1/27/22	1,645,000	1,657,617
2.90% 3/3/21	2,936,000	2,963,356
3.00% 2/2/23	3,790,000	3,868,628
3.30% 5/15/26	7,220,000	7,358,087
4.00% 5/1/25	5,475,000	5,867,131
SVB Financial Group 3.50% 1/29/25	5,409,000	5,522,428
U.S. Bancorp 3.95% 11/17/25	7,125,000	7,746,681
UBS 7.63% 8/17/22	12,000,000	13,465,260
UBS Group Funding Switzerland
4.13% 9/24/25	6,980,000	7,455,471
μ6.88% 3/22/21	9,315,000	9,712,974
μ7.13% 8/10/21	2,125,000	2,236,563
US Bancorp
3.38% 2/5/24	12,270,000	12,847,694
3.60% 9/11/24	11,522,000	12,107,691
US Bank 3.40% 7/24/23	3,905,000	4,075,601
•USB Capital IX 3.62% (LIBOR03M + 1.02%) 10/29/49	18,814,000	15,409,042
		443,641,118
Beverages–0.55%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	17,995,000	18,936,428

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide (continued)
4.75% 1/23/29	13,755,000	$ 15,627,284
		34,563,712
Chemicals–0.82%
Braskem Finance, Ltd. 6.45% 2/3/24	5,785,000	6,408,392
Equate Petrochemical 3.00% 3/3/22	3,045,000	3,045,688
Mexichem 5.50% 1/15/48	2,505,000	2,496,232
OCP
4.50% 10/22/25	2,150,000	2,208,544
6.88% 4/25/44	2,307,000	2,651,140
Phosagro OAO Via Phosagro Bond Funding 3.95% 11/3/21	2,725,000	2,753,422
PPG Industries 2.30% 11/15/19	4,669,000	4,665,307
RPM International 4.55% 3/1/29	8,960,000	9,473,870
SASOL Financing
5.88% 3/27/24	2,845,000	3,084,989
6.50% 9/27/28	1,075,000	1,207,623
Syngenta Finance
3.93% 4/23/21	3,495,000	3,559,599
4.44% 4/24/23	2,435,000	2,532,948
5.18% 4/24/28	4,115,000	4,284,544
Westlake Chemical 4.38% 11/15/47	3,458,000	3,264,282
		51,636,580
Commercial Services–0.06%
United Rentals North America 5.50% 5/15/27	3,900,000	4,114,500
		4,114,500
Computers–0.30%
International Business Machines
3.00% 5/15/24	6,290,000	6,464,187
3.30% 5/15/26	9,510,000	9,866,355
4.25% 5/15/49	2,340,000	2,525,175
		18,855,717
Diversified Financial Services–1.32%
AerCap Ireland Capital 3.65% 7/21/27	7,883,000	7,848,591
BOC Aviation 2.38% 9/15/21	4,095,000	4,050,778
GTP Acquisition Partners I 2.35% 6/15/45	3,071,000	3,061,612
Intercontinental Exchange
3.45% 9/21/23	1,505,000	1,568,457
3.75% 9/21/28	1,265,000	1,364,991
International Lease Finance 8.63% 1/15/22	10,490,000	11,968,345
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Group
4.15% 1/23/30	2,335,000	$ 2,240,495
6.45% 6/8/27	1,766,000	2,001,443
6.50% 1/20/43	5,130,000	5,579,395
Lazard Group
3.75% 2/13/25	8,919,000	9,276,362
4.38% 3/11/29	4,490,000	4,749,082
4.50% 9/19/28	700,000	746,144
Nuveen Finance 4.13% 11/1/24	22,109,000	23,835,158
Pine Street Trust I 4.57% 2/15/29	4,805,000	5,037,366
		83,328,219
Electric–4.46%
AEP Texas
2.40% 10/1/22	200,000	200,746
4.15% 5/1/49	1,530,000	1,658,153
Ameren 2.70% 11/15/20	367,000	368,308
American Transmission Systems 5.25% 1/15/22	7,401,000	7,892,088
Atlantic City Electric 4.00% 10/15/28	1,695,000	1,862,083
Ausgrid Finance 3.85% 5/1/23	5,360,000	5,564,211
Avangrid 3.15% 12/1/24	960,000	979,523
Berkshire Hathaway Energy 3.75% 11/15/23	7,971,000	8,418,527
CenterPoint Energy
3.85% 2/1/24	4,105,000	4,303,739
4.25% 11/1/28	6,105,000	6,601,001
μ6.13% 9/1/23	5,715,000	5,918,083
Cleveland Electric Illuminating 5.50% 8/15/24	6,397,000	7,274,218
ComEd Financing III 6.35% 3/15/33	3,999,000	4,079,122
DTE Energy 3.70% 8/1/23	5,370,000	5,607,183
Duke Energy 3.75% 4/15/24	2,272,000	2,398,388
μEmera 6.75% 6/15/76	19,895,000	21,367,628
μEnel 8.75% 9/24/73	3,964,000	4,588,330
Entergy 4.00% 7/15/22	150,000	156,104
Entergy Arkansas 4.20% 4/1/49	10,450,000	11,541,055
Entergy Louisiana
4.00% 3/15/33	435,000	480,340
4.05% 9/1/23	1,380,000	1,469,163
Entergy Mississippi 3.85% 6/1/49	2,720,000	2,850,945
Evergy 4.85% 6/1/21	3,340,000	3,460,315
Exelon
3.50% 6/1/22	4,355,000	4,463,239
3.95% 6/15/25	6,430,000	6,830,600
Interstate Power & Light
3.40% 8/15/25	4,311,000	4,451,665
4.10% 9/26/28	12,550,000	13,622,992

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
IPALCO Enterprises 3.45% 7/15/20	8,898,000	$ 8,955,907
Kansas City Power & Light 3.65% 8/15/25	10,103,000	10,683,744
LG&E & KU Energy 4.38% 10/1/21	7,850,000	8,138,471
Louisville Gas & Electric 4.25% 4/1/49	2,505,000	2,816,409
National Rural Utilities Cooperative Finance
2.85% 1/27/25	4,774,000	4,882,276
μ4.75% 4/30/43	8,142,000	8,002,487
μ5.25% 4/20/46	3,504,000	3,578,183
Nevada Power 2.75% 4/15/20	6,245,000	6,268,193
New York State Electric & Gas 3.25% 12/1/26	8,185,000	8,375,314
NextEra Energy Capital Holdings
2.90% 4/1/22	13,320,000	13,556,164
3.15% 4/1/24	8,655,000	8,904,364
μ5.65% 5/1/79	1,515,000	1,563,702
NV Energy 6.25% 11/15/20	4,762,000	5,008,632
PacifiCorp 3.50% 6/15/29	6,515,000	6,975,632
Pennsylvania Electic 5.20% 4/1/20	560,000	569,886
Perusahaan Listrik Negara 4.13% 5/15/27	3,175,000	3,247,827
Southern California Edison
4.20% 3/1/29	7,567,000	8,064,165
4.88% 3/1/49	10,035,000	11,299,853
Southwestern Electric Power 4.10% 9/15/28	17,845,000	19,248,035
Trans-Allegheny Interstate Line 3.85% 6/1/25	3,506,000	3,709,308
		282,256,301
Environmental Control–0.47%
Waste Management
2.95% 6/15/24	6,310,000	6,508,606
4.00% 7/15/39	10,185,000	10,932,484
4.15% 7/15/49	11,330,000	12,393,598
		29,834,688
Food–0.34%
Mars
3.88% 4/1/39	1,935,000	2,052,717
3.95% 4/1/49	17,860,000	19,245,333
		21,298,050
Forest Products & Paper–0.39%
Georgia-Pacific 8.00% 1/15/24	16,242,000	20,078,852
Suzano Austria 6.00% 1/15/29	4,035,000	4,408,237
		24,487,089
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.33%
Brooklyn Union Gas 3.87% 3/4/29	14,885,000	$ 15,972,675
μNiSource 5.65% 6/15/23	5,305,000	5,176,168
		21,148,843
Health Care Products–0.28%
Becton Dickinson & Co. 3.36% 6/6/24	2,070,000	2,133,410
Thermo Fisher Scientific 3.00% 4/15/23	7,966,000	8,174,147
Zimmer Biomet Holdings 4.63% 11/30/19	7,228,000	7,286,900
		17,594,457
Health Care Services–0.07%
HCA 5.88% 2/15/26	4,000,000	4,430,000
		4,430,000
Holding Companies-Diversified–0.05%
CK Hutchison International 17 2.88% 4/5/22	3,090,000	3,122,430
		3,122,430
Insurance–1.14%
AXA Equitable Holdings 5.00% 4/20/48	5,345,000	5,523,676
Berkshire Hathaway Finance 2.90% 10/15/20	5,761,000	5,818,380
Marsh & McLennan 4.38% 3/15/29	12,900,000	14,244,223
MetLife 9.25% 4/8/38	6,723,000	9,422,923
Prudential Financial
4.35% 2/25/50	13,105,000	14,714,102
μ5.38% (LIBOR03M + 3.03%) 5/15/45	4,665,000	4,917,003
μVoya Financial 4.70% 1/23/48	5,535,000	5,054,784
Willis North America 4.50% 9/15/28	2,470,000	2,660,601
XLIT
•5.05% (LIBOR03M + 2.46%) 10/29/49	3,823,000	3,675,891
5.50% 3/31/45	5,040,000	5,951,495
		71,983,078
Internet–0.17%
JD.com 3.13% 4/29/21	7,605,000	7,636,492
Tencent Holdings 3.98% 4/11/29	2,835,000	2,965,877
		10,602,369
Investment Company Security–0.04%
Temasek Financial I 2.38% 1/23/23	2,542,000	2,560,240
		2,560,240

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.06%
ArcelorMittal 6.13% 6/1/25	3,500,000	$ 3,981,824
		3,981,824
Leisure Time–0.16%
Royal Caribbean Cruises 3.70% 3/15/28	10,005,000	10,087,846
		10,087,846
Lodging–0.05%
MGM Resorts International 4.63% 9/1/26	3,310,000	3,343,100
		3,343,100
Machinery Diversified–0.17%
Nvent Finance 4.55% 4/15/28	10,290,000	10,464,011
		10,464,011
Media–2.51%
CCO Holdings 5.13% 5/1/27	3,750,000	3,891,975
Charter Communications Operating
4.46% 7/23/22	10,585,000	11,126,362
5.05% 3/30/29	10,455,000	11,558,724
5.13% 7/1/49	5,705,000	5,847,957
Comcast 3.70% 4/15/24	17,910,000	19,021,486
Discovery Communications
4.13% 5/15/29	21,220,000	22,120,020
5.20% 9/20/47	15,475,000	16,381,824
Fox
4.71% 1/25/29	6,725,000	7,529,607
5.58% 1/25/49	7,035,000	8,619,240
Sirius XM Radio 5.00% 8/1/27	3,680,000	3,757,832
Time Warner Cable
6.75% 6/15/39	6,015,000	6,989,340
7.30% 7/1/38	14,595,000	17,737,622
Time Warner Entertainment 8.38% 3/15/23	7,690,000	9,118,089
Viacom 4.38% 3/15/43	13,155,000	12,895,517
Virgin Media Secured Finance 5.50% 8/15/26	2,000,000	2,077,500
		158,673,095
Mining–0.42%
μBHP Billiton Finance USA 6.25% 10/19/75	17,930,000	18,696,866
FMG Resources August 2006 5.13% 5/15/24	3,750,000	3,904,688
Freeport-McMoRan 4.55% 11/14/24	4,000,000	4,099,000
		26,700,554
Miscellaneous Manufacturing–0.30%
General Electric 6.00% 8/7/19	7,023,000	7,046,197
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Ingersoll-Rand Luxembourg Finance 3.80% 3/21/29	11,405,000	$ 11,988,313
		19,034,510
Oil & Gas–0.83%
Gazprom OAO Via Gaz Capital 4.95% 3/23/27	3,170,000	3,354,281
Marathon Oil 4.40% 7/15/27	15,455,000	16,411,615
Murphy Oil 6.88% 8/15/24	3,500,000	3,692,500
Noble Energy
3.90% 11/15/24	7,680,000	8,018,445
4.95% 8/15/47	2,200,000	2,338,041
Pertamina Persero PT 4.88% 5/3/22	4,600,000	4,855,308
Petrobras Global Finance 7.38% 1/17/27	4,060,000	4,652,760
Petroleos Mexicanos 6.75% 9/21/47	3,455,000	3,085,315
Saudi Arabian Oil
4.25% 4/16/39	3,315,000	3,362,512
4.38% 4/16/49	2,825,000	2,869,386
		52,640,163
Oil & Gas Services–0.21%
Schlumberger Holdings 4.30% 5/1/29	12,375,000	13,269,494
		13,269,494
Pharmaceuticals–1.34%
Bristol-Myers Squibb
2.90% 7/26/24	8,045,000	8,239,132
4.25% 10/26/49	4,765,000	5,275,072
Bristol-Myers Squibb 4.13% 6/15/39	15,095,000	16,308,513
Cigna
•3.49% (LIBOR03M + 0.89%) 7/15/23	4,720,000	4,719,206
4.13% 11/15/25	16,740,000	17,841,290
CVS Health
4.10% 3/25/25	19,020,000	20,073,681
5.05% 3/25/48	1,085,000	1,157,434
Takeda Pharmaceutical 4.40% 11/26/23	10,240,000	10,978,901
		84,593,229
Pipelines–2.19%
Abu Dhabi Crude Oil Pipeline 4.60% 11/2/47	3,135,000	3,450,187
Energy Transfer Operating
5.25% 4/15/29	9,695,000	10,841,723
6.25% 4/15/49	2,670,000	3,167,935
μ6.63% 2/15/28	8,590,000	8,044,707
Energy Transfer Partners / Regency Energy Finance 5.00% 10/1/22	11,875,000	12,627,604

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating
3.13% 7/31/29	8,610,000	$ 8,646,733
4.20% 1/31/50	17,482,000	17,952,762
MPLX
4.80% 2/15/29	7,160,000	7,892,640
4.88% 12/1/24	10,915,000	11,881,325
5.50% 2/15/49	15,940,000	18,130,623
ONEOK 7.50% 9/1/23	8,950,000	10,486,255
Sabine Pass Liquefaction
5.63% 3/1/25	8,760,000	9,817,844
5.75% 5/15/24	14,206,000	15,808,077
		138,748,415
Real Estate Investment Trusts–0.64%
Corporate Office Properties
3.60% 5/15/23	4,342,000	4,375,506
5.25% 2/15/24	4,857,000	5,208,188
Crown Castle International
3.80% 2/15/28	1,695,000	1,761,843
4.30% 2/15/29	13,740,000	14,860,032
5.25% 1/15/23	5,796,000	6,306,498
CubeSmart 3.13% 9/1/26	4,670,000	4,622,110
Hospitality Properties Trust 4.50% 3/15/25	3,168,000	3,169,966
		40,304,143
Retail–0.53%
Dollar Tree 3.70% 5/15/23	7,670,000	7,924,601
Lowe's
3.65% 4/5/29	7,025,000	7,341,506
4.05% 5/3/47	2,250,000	2,236,254
4.55% 4/5/49	14,655,000	15,758,148
		33,260,509
Semiconductors–1.38%
Broadcom
3.13% 4/15/21	20,655,000	20,795,751
3.50% 1/15/28	6,300,000	5,986,680
4.25% 4/15/26	4,720,000	4,794,196
Microchip Technology
3.92% 6/1/21	14,430,000	14,695,705
4.33% 6/1/23	7,095,000	7,404,840
NXP
4.13% 6/1/21	11,870,000	12,173,872
4.30% 6/18/29	2,790,000	2,878,433
4.88% 3/1/24	17,490,000	18,766,245
		87,495,722
Software–0.14%
CDK Global 5.00% 10/15/24	3,983,000	4,182,150
Fiserv 3.80% 10/1/23	2,250,000	2,368,349
Oracle 1.90% 9/15/21	2,254,000	2,243,361
		8,793,860
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications–1.73%
AT&T
4.35% 3/1/29	10,050,000	$ 10,833,913
4.85% 7/15/45	8,845,000	9,488,243
Digicel Group One 8.25% 12/30/22	1,020,000	571,200
Digicel Group Two
8.25% 9/30/22	962,000	221,260
@9.13% 4/1/24	472,010	103,842
Sprint 7.88% 9/15/23	3,500,000	3,810,625
Sprint Spectrum 4.74% 9/20/29	4,700,000	4,888,000
Telefonica Emisiones 5.52% 3/1/49	30,800,000	35,729,815
Verizon Communications
4.02% 12/3/29	4,855,000	5,261,126
4.50% 8/10/33	25,935,000	29,242,419
4.52% 9/15/48	8,005,000	8,982,629
		109,133,072
Transportation–0.13%
FedEx 4.05% 2/15/48	8,725,000	8,402,784
		8,402,784
Trucking & Leasing–0.55%
Aviation Capital Group
4.38% 1/30/24	7,335,000	7,729,873
4.88% 10/1/25	8,540,000	9,225,744
Avolon Holdings Funding
3.95% 7/1/24	11,980,000	12,289,443
4.38% 5/1/26	5,540,000	5,708,693
		34,953,753
Total Corporate Bonds (Cost $1,974,928,530)		2,064,261,731
MUNICIPAL BONDS–0.44%
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	1,260,000	1,997,176
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.57% 7/1/45	6,965,000	10,600,451
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds 6.81% 11/15/40	1,725,000	2,431,370
Oregon State Taxable Pension 5.89% 6/1/27	1,485,000	1,795,692
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,638,440

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Texas Water Development Board Water Implementation Revenue 5.00% 10/15/46	3,265,000	$ 3,857,859
University of Missouri (Curators University) Taxable Build America Bonds 5.79% 11/1/41	4,070,000	5,656,730
Total Municipal Bonds (Cost $21,483,587)		27,977,718
NON-AGENCY ASSET-BACKED SECURITIES–6.96%
American Express Credit Account Master Trust
•Series 2018-3 A 2.80% (LIBOR01M + 0.32%) 10/15/25	5,500,000	5,498,028
•Series 2018-5 A 2.73% (LIBOR01M + 0.34%) 12/15/25	2,953,000	2,951,225
•Series 2018-7 A 2.75% (LIBOR01M + 0.36%) 2/17/26	650,000	649,500
•Series 2018-9 A 2.77% (LIBOR01M + 0.38%) 4/15/26	3,750,000	3,753,382
Series 2019-1 A 2.87% 10/15/24	2,100,000	2,146,500
Series 2019-2 A 2.67% 11/15/24	2,500,000	2,542,427
American Tower Trust Series 13 2A 3.07% 3/15/48	5,831,000	5,925,768
•Apex Credit CLO
Series 2017-1A A1 4.05% (LIBOR03M + 1.47%) 4/24/29	14,345,000	14,338,516
Series 2018-1A A2 3.61% (LIBOR03M + 1.03%) 4/25/31	7,000,000	6,922,657
Avis Budget Rental Car Funding 2.97% 3/20/24	1,600,000	1,624,595
BA Credit Card Trust Series 2018-A3 A3 3.10% 12/15/23	940,000	960,277
•Barclays Dryrock Issuance Trust Series 2017-1 A 2.72% (LIBOR01M + 0.33%) 3/15/23	1,382,000	1,383,941
•Black Diamond CLO
Series 2015-1A A2R 3.65% (LIBOR03M + 1.05%) 10/3/29	5,000,000	4,984,235
Series 2017-1A A1A 3.87% (LIBOR03M + 1.29%) 4/24/29	9,000,000	8,982,963
Series 2017-2A A2 3.89% (LIBOR03M + 1.30%) 1/20/32	3,000,000	3,001,962
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Cabela's Credit Card Master Note Trust Series 2015-1A A1 2.26% 3/15/23	3,495,000	$ 3,492,669
•Catamaran CLO Series 2014-1A A1BR 3.98% (LIBOR03M + 1.39%) 4/22/30	11,150,000	11,156,802
•Chase Issuance Trust Series 2018-A1 A1 2.59% (LIBOR01M + 0.20%) 4/17/23	2,150,000	2,152,150
•Chesapeake Funding II Series 2017-3A A2 2.73% (LIBOR01M + 0.34%) 8/15/29	8,172,821	8,170,397
•Citibank Credit Card Issuance Trust
Series 2016-A3 A3 2.91% (LIBOR01M + 0.49%) 12/7/23	10,000,000	10,067,004
Series 2017-A5 A5 3.02% (LIBOR01M + 0.62%) 4/22/26	3,165,000	3,185,212
Series 2017-A7 A7 2.78% (LIBOR01M + 0.37%) 8/8/24	9,575,000	9,597,000
Series 2018-A2 A2 2.71% (LIBOR01M + 0.33%) 1/20/25	7,575,000	7,569,651
•Citicorp Residential Mortgage Trust Series 2006-3 A5 5.21% 11/25/36	4,987,000	5,147,797
CNH Equipment Trust
2.55% 9/15/22	13,780,000	13,854,601
Series 2017-A A3 2.07% 5/16/22	10,156,073	10,135,018
•Crestline Denali CLO XV Series 2017-1A A 3.89% (LIBOR03M + 1.30%) 4/20/30	12,000,000	11,994,468
•CVP CLO Series 2017-2A A 3.78% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,279,487
•Discover Card Execution Note Trust
Series 2017-A7 A7 2.75% (LIBOR01M + 0.36%) 4/15/25	3,890,000	3,892,299
Series 2018-A2 A2 2.72% (LIBOR01M + 0.33%) 8/15/25	9,725,000	9,705,238
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	8,500,000	8,761,030
Ford Credit Floorplan Master Owner Trust A
•Series 2015-2 A2 2.96% (LIBOR01M + 0.57%) 1/15/22	8,736,000	8,754,043

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A (continued)
Series 2017-1 A1 2.07% 5/15/22	9,150,000	$ 9,136,884
•Series 2018-1 A2 2.67% (LIBOR01M + 0.28%) 5/15/23	5,525,000	5,517,892
•Golub Capital Partners CLO Series 2017-19RA A1A 3.89% (LIBOR03M + 1.30%) 7/26/29	10,000,000	9,984,390
Hardee's Funding Series 2018-1A A2II 4.96% 6/20/48	2,729,375	2,888,006
HOA Funding Series 2014-1A A2 4.85% 8/20/44	3,429,950	3,432,625
•Hyundai Auto Lease Securitization Trust Series 2018-A A2B 2.59% (LIBOR01M + 0.20%) 8/17/20	2,997,754	2,998,192
ICG US CLO Series 2017-1A A 4.11% (LIBOR03M + 1.35%) 4/28/29	9,000,000	9,015,300
•Mariner ClO 5 Series 2018-5A A 3.69% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,971,408
•Mercedes-Benz Master Series 2019-AA A 2.74% 5/15/23	14,415,000	14,420,677
•Mercedes-Benz Master Owner Trust
Series 2017-BA A 2.81% (LIBOR01M + 0.42%) 5/16/22	4,285,000	4,291,878
Series 2018-BA A 2.73% (LIBOR01M + 0.34%) 5/15/23	2,900,000	2,901,078
•Midocean Credit CLO IX Series 2018-9A A1 3.74% (LIBOR03M + 1.15%) 7/20/31	7,000,000	6,926,514
•Midocean Credit ClO VIII Series 2018-8A A1 3.67% (LIBOR03M + 1.15%) 2/20/31	4,000,000	3,960,764
•Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 3.03% (LIBOR01M + 0.63%) 9/25/23	2,900,000	2,903,561
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	2,280,948	2,309,323
•Nissan Master Owner Trust Receivables Series 2017-C A 2.71% (LIBOR01M + 0.32%) 10/17/22	9,860,000	9,863,820
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Penarth Master Issuer Series 2018-2A A1 2.93% (LIBOR01M + 0.45%) 9/18/22	9,835,000	$ 9,828,893
•PFS Financing Series 2018-E A 2.84% (LIBOR01M + 0.45%) 10/15/22	14,020,000	14,020,799
•SBA Tower Trust Series 2014-1A C 2.90% 10/15/44	3,512,000	3,511,954
•Sound Point ClO XV Series 2017-1A A 3.98% (LIBOR03M + 1.39%) 1/23/29	2,000,000	2,003,602
•Steele Creek CLO Series 2017-1A A 3.85% (LIBOR03M + 1.25%) 1/15/30	5,500,000	5,509,647
•TICP CLO IX Series 2017-9A A 3.73% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,528,461
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	2,009,642	2,013,737
Series 2015-6 A1B 2.75% 4/25/55	2,356,860	2,370,615
Series 2016-1 A1B 2.75% 2/25/55	1,406,487	1,411,599
Series 2016-2 A1 3.00% 8/25/55	1,516,487	1,531,450
Series 2016-3 A1 2.25% 4/25/56	1,982,258	1,970,742
Series 2017-1 A1 2.75% 10/25/56	1,736,451	1,743,337
Series 2017-2 A1 2.75% 4/25/57	893,231	894,741
Series 2018-1 A1 3.00% 1/25/58	1,462,266	1,477,672
Toyota Auto Loan Extended Note Trust 2019-1 Series 2019-1A A 2.56% 11/25/31	5,500,000	5,564,453
Toyota Auto Receivables 2019-B Owner Trust Series 2019-B A2A 2.59% 2/15/22	11,620,000	11,660,133
Toyota Auto Receivables Owner Trust Series 2018-D A2 2.98% 8/15/21	13,820,000	13,846,071
•Trinitas CLO VI Series 2017-6A A 3.90% (LIBOR03M + 1.32%) 7/25/29	9,750,000	9,769,022
•Venture 34 CLO Series 2018-34A A 3.83% (LIBOR03M + 1.23%) 10/15/31	7,500,000	7,453,095
•Venture CDO Series 2016-25A A1 4.08% (LIBOR03M + 1.49%) 4/20/29	4,020,000	4,018,794

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust
Series 2016-2A A 1.68% 5/20/21	616,431	$ 615,290
•Series 2017-3A A1B 2.65% (LIBOR01M + 0.27%) 4/20/22	4,241,000	4,240,996
•Series 2018-1A A1B 2.64% (LIBOR01M + 0.26%) 9/20/22	5,000,000	4,997,536
•Series 2019-B A1B 2.89% (LIBOR01M + 0.45%) 12/20/23	6,250,000	6,249,966
•Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 2.56% (LIBOR01M + 0.18%) 7/20/21	3,604,452	3,605,007
•Volvo Financial Equipment Master Owner Trust Series 2017-A A 2.89% (LIBOR01M + 0.50%) 11/15/22	4,500,000	4,513,016
Wendy's Funding Series 2018-1A A2I 3.57% 3/15/48	2,950,075	2,967,008
•Zais ClO 6 Series 2017-1A A1 3.97% (LIBOR03M + 1.37%) 7/15/29	9,000,000	9,007,623
Total Non-Agency Asset-Backed Securities (Cost $438,875,967)		440,428,413
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.17%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.81% 1/25/45	3,031,394	3,105,906
Series 2015-1 B2 3.81% 1/25/45	1,712,927	1,750,748
•Chase Home Lending Mortgage Trust 2019-ATR1 Series 2019-ATR1 A4 4.00% 4/25/49	2,152,412	2,217,559
Chesapeake Funding 3.79% 5/15/52	19,370,000	20,926,554
•Connecticut Avenue Securities Trust
Series 2019-R01 2M2 4.85% (LIBOR01M + 2.45%) 7/25/31	3,200,000	3,236,925
Series 2019-R02 1M2 4.70% (LIBOR01M + 2.30%) 8/25/31	5,000,000	5,043,066
Flagstar Mortgage Trust
•Series 2017-2 A5 3.50% 10/25/47	2,491,489	2,528,084
•Series 2018-1 A5 3.50% 3/25/48	3,237,211	3,277,171
Series 2018-5 A7 4.00% 9/25/48	2,151,320	2,196,700
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Galton Funding Mortgage Trust Series 2018-1 A43 3.50% 11/25/57	2,159,949	$ 2,184,225
•Holmes Master Issuer Series 2018-2A A2 3.02% (LIBOR03M + 0.42%) 10/15/54	3,930,000	3,941,715
JPMorgan Mortgage Trust
4.00% 6/25/49	5,435,580	5,541,683
•Series 2014-2 B1 3.41% 6/25/29	1,686,614	1,714,288
•Series 2014-2 B2 3.41% 6/25/29	628,382	635,204
•Series 2014-IVR6 2A4 2.50% 7/25/44	2,896,000	2,869,648
•Series 2015-1 B2 3.65% 12/25/44	3,669,241	3,665,432
•Series 2015-4 B1 3.62% 6/25/45	2,846,856	2,923,679
•Series 2015-4 B2 3.62% 6/25/45	2,038,781	2,069,124
•Series 2015-5 B2 3.34% 5/25/45	3,213,120	3,182,316
•Series 2015-6 B1 3.61% 10/25/45	2,327,295	2,385,189
•Series 2015-6 B2 3.61% 10/25/45	1,971,873	2,006,696
•Series 2015-6 B3 3.61% 10/25/45	3,534,473	3,542,341
•Series 2016-4 B1 3.90% 10/25/46	1,510,064	1,600,642
•Series 2016-4 B2 3.90% 10/25/46	2,576,248	2,660,937
•Series 2017-1 B2 3.55% 1/25/47	4,748,723	4,763,533
•Series 2017-2 A3 3.50% 5/25/47	2,013,105	2,039,320
•Series 2018-1 A3 3.50% 6/25/48	2,802,807	2,839,305
•Series 2018-3 A5 3.50% 9/25/48	6,101,017	6,199,586
•Series 2018-4 A15 3.50% 10/25/48	3,963,204	4,006,565
•Series 2018-6 1A4 3.50% 12/25/48	2,366,919	2,394,233
•Series 2018-7FRB A2 3.18% (LIBOR01M + 0.75%) 4/25/46	2,605,144	2,597,584
•Series 2018-9 A3 4.00% 2/25/49	4,707,361	4,817,136
•Sequoia Mortgage Trust
Series 2013-4 B2 3.49% 4/25/43	1,789,760	1,826,692
Series 2014-2 A4 3.50% 7/25/44	1,492,570	1,514,542

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust (continued)
Series 2015-1 B2 3.88% 1/25/45	2,156,097	$ 2,214,081
Series 2017-4 A1 3.50% 7/25/47	2,094,149	2,118,906
Series 2018-5 A4 3.50% 5/25/48	3,357,340	3,412,360
Series 2018-8 A4 4.00% 11/25/48	5,469,226	5,567,716
Series 2019-CH1 A1 4.50% 3/25/49	4,651,954	4,773,835
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 4.10% 9/25/37	933,913	952,248
Total Non-Agency Collateralized Mortgage Obligations (Cost $133,611,352)		137,243,474
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–7.23%
BANK
*•Series 2017-BNK4 XA 1.60% 5/15/50	26,907,627	2,180,029
Series 2017-BNK5 A5 3.39% 6/15/60	4,486,482	4,710,420
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	4,261,610
Series 2017-BNK7 A5 3.44% 9/15/60	6,740,000	7,098,177
Series 2017-BNK8 A4 3.49% 11/15/50	3,225,000	3,412,359
Series 2018-BN14 A4 4.23% 9/15/60	4,700,000	5,256,287
BBCMS Mortgage Trust Series 2018-C2 A5 4.31% 12/15/51	12,430,000	13,945,403
BENCHMARK Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,305,727
Series 2018-B3 A5 4.03% 4/10/51	3,480,000	3,826,653
Series 2018-B6 A4 4.26% 10/10/51	3,000,000	3,364,019
Series 2019-B9 A5 4.02% 3/15/52	15,630,000	17,235,467
Caesars Palace Las Vegas Trust Series 2017-VICI B 3.83% 10/15/34	5,270,000	5,463,246
CCUBS Commercial Mortgage Trust Series 2017-C1 A4 3.54% 11/15/50	2,400,000	2,533,788
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	10,185,000	10,610,417
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,906,045
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.94% 12/15/47	4,875,000	$ 5,196,587
Series 2016-C7 A3 3.84% 12/10/54	6,870,000	7,378,456
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,941,000	5,230,699
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	7,369,022
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	8,246,363
Series 2017-C4 A4 3.47% 10/12/50	3,940,000	4,158,367
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	5,355,000	5,473,735
Series 2013-WWP A2 3.42% 3/10/31	2,235,000	2,327,165
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	4,202,413
Series 2014-CR20 AM 3.94% 11/10/47	10,915,000	11,495,115
Series 2015-3BP A 3.18% 2/10/35	22,346,000	23,217,986
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,504,694
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	8,088,000	8,644,558
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,778,170
Series 2016-C3 A5 2.89% 8/10/49	6,360,000	6,471,276
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.88% 11/10/46	3,252,000	3,382,051
GRACE Mortgage Trust
Series 2014-GRCE A 3.37% 6/10/28	7,654,000	7,798,539
Series 2014-GRCE B 3.52% 6/10/28	5,588,000	5,681,770
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	2,023,000	2,067,647
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,470,045
*•Series 2017-GS5 XA 0.96% 3/10/50	90,696,883	4,864,790
Series 2017-GS6 A3 3.43% 5/10/50	4,900,000	5,155,297
•Series 2018-GS9 A4 3.99% 3/10/51	3,480,000	3,803,967

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	$ 3,089,994
Series 2019-GC38 A4 3.97% 2/10/52	11,785,000	12,946,435
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	2,344,378
JPM-BB Commercial Mortgage Securities Trust
*•Series 2015-C27 XA 1.45% 2/15/48	91,962,185	4,095,849
Series 2015-C31 A3 3.80% 8/15/48	13,100,000	13,969,556
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	19,256,042
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	12,175,430
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	7,395,359
Series 2017-C7 A5 3.41% 10/15/50	3,755,000	3,949,032
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.75% 8/12/37	1,656,000	1,679,426
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	8,677,450
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	9,282,365
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	10,797,040
Series 2016-WIKI A 2.80% 10/5/31	4,525,000	4,567,711
Series 2016-WIKI B 3.20% 10/5/31	4,395,000	4,447,401
Series 2019-OSB A 3.40% 6/5/39	5,000,000	5,254,744
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	2,699,515	1,863,691
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,796,636
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	19,113,255
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	6,013,231
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	5,126,450
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	1,743,892	1,589,122
Series 2011-C3 A4 4.12% 7/15/49	5,645,000	5,758,544
Series 2018-L1 A4 4.41% 10/15/51	4,257,000	4,804,821
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	5,033,337	$ 5,162,848
•Series 2018-C9 A4 4.12% 3/15/51	6,050,000	6,657,661
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	3,300,000	3,389,907
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	6,019,206
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,376,584
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,906,385
Series 2017-C38 A5 3.45% 7/15/50	5,730,000	6,026,149
WF -RBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	11,490,000	11,683,555
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $448,073,740)		457,244,616
ΔSOVEREIGN BOND–0.04%
Bermuda—0.04%
Bermuda Government International Bond 3.72% 1/25/27	2,200,000	2,252,272
		2,252,272
Total Sovereign Bond (Cost $2,199,719)		2,252,272
SUPRANATIONAL BANK–0.07%
Banque Ouest Africaine de Developpement 5.00% 7/27/27	4,150,000	4,293,590
Total Supranational Bank (Cost $4,076,073)		4,293,590
U.S. TREASURY OBLIGATIONS–19.72%
U.S. Treasury Bonds
2.88% 5/15/49	21,440,000	23,004,450
3.00% 2/15/49	164,880,000	181,116,815
U.S. Treasury Notes
2.00% 5/31/24	15,940,000	16,128,976
2.13% 3/31/24	468,695,000	476,585,921
2.25% 3/31/21	3,120,000	3,144,619
2.38% 5/15/29	82,375,000	85,135,849
2.63% 2/15/29	438,285,000	462,245,152
Total U.S. Treasury Obligations (Cost $1,197,684,481)		1,247,361,782

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.00%
•USB Realty 3.74% (LIBOR03M + 1.15%) 1/15/22	615,000	$ 523,685
Total Preferred Stock (Cost $494,554)		523,685
MONEY MARKET FUND–0.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	3,104,955	3,104,955
Total Money Market Fund (Cost $3,104,955)		3,104,955

	Principal Amount°
SHORT-TERM INVESTMENTS—6.18%
Certificates of Deposit–0.23%
•Credit Agricole Corporate and Investment Bank 2.68% 7/8/19	14,500,000	14,500,692
		14,500,692
Discounted Commercial Paper–5.95%
≠Bank New York Mellon 2.40% 7/1/19	55,000,000	55,000,000
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Credit Agricole 2.40% 7/9/19	14,775,000	$ 14,767,251
≠Dartmouth College 2.46% 7/18/19	9,500,000	9,489,144
≠Deutsche Bank AG 2.41% 7/1/19	81,545,000	81,545,000
≠DNB NOR Bank ASA 2.40% 7/5/19	65,550,000	65,532,739
≠Koch Inds
2.37% 7/1/19	50,000,000	50,000,000
2.39% 7/9/19	25,000,000	24,986,944
≠Total Financial ELF Capital 2.42% 7/2/19	50,000,000	49,996,680
≠Toyota Motor Credit 2.54% 8/8/19	25,000,000	24,934,292
		376,252,050
Total Short-Term Investments (Cost $390,752,742)		390,752,742

TOTAL INVESTMENTS–101.67% (Cost $6,254,438,071)	6,430,181,830

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.67%)	(105,913,040)
NET ASSETS APPLICABLE TO 454,214,737 SHARES OUTSTANDING–100.00%	$6,324,268,790
NET ASSET VALUE PER SHARE–LVIP DELAWARE BOND FUND STANDARD CLASS ($2,408,197,280 / 172,768,449 Shares)	$13.939
NET ASSET VALUE PER SHARE–LVIP DELAWARE BOND FUND SERVICE CLASS ($3,916,071,510 / 281,446,288 Shares)	$13.914
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$6,129,482,488
Distributable earnings/(accumulated loss)	194,786,302
TOTAL NET ASSETS	$6,324,268,790

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund
Statement of Net Assets (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.

★ Includes $2,832,308 cash collateral held at broker for futures contracts, $161,905,031 payable for securities purchased, $2,003,196 payable for fund share redeemed, $210,000 cash collateral due to brokers for TBAs, $433,012 other accrued expenses payable, $3,114,415 due to manager and affiliates, $557,244 due to custodian and $209,133 variation margin due to broker on futures contracts as of June 30, 2019.

The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(4,025)	U.S. Treasury 10 yr Notes	$(515,074,219)	$(503,964,957)	9/19/19	$ —	$(11,109,262)
5,940	U.S. Treasury 5 yr Notes	701,848,125	694,160,038	9/30/19	7,688,087	—
672	U.S. Treasury Long Bonds	104,559,000	101,031,960	9/19/19	3,527,040	—
Total Futures Contracts					$11,215,127	$(11,109,262)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
RBS–Royal Bank of Scotland
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
TBA–To be announced
WF–Wells Fargo
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest	$106,509,745
Foreign Taxes Withheld	(1,303)
106,508,442
EXPENSES:
Management fees	9,380,646
Distribution fees-Service Class	6,496,746
Shareholder servicing fees	879,951
Accounting and administration expenses	527,536
Reports and statements to shareholders	343,671
Trustees’ fees and expenses	89,128
Professional fees	81,873
Custodian fees	30,778
Pricing fees	24,612
Interest expense	19,063
Consulting fees	2,739
Other	39,958
Total operating expenses	17,916,701
NET INVESTMENT INCOME	88,591,741
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	54,371,310
Futures contracts	28,939,465
Net realized gain	83,310,775
Net change in unrealized appreciation (depreciation) of:
Investments	244,101,088
Foreign currencies	15,183
Futures contracts	(21,263,953)
Net change in unrealized appreciation (depreciation)	222,852,318
NET REALIZED AND UNREALIZED GAIN	306,163,093
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$394,754,834
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 88,591,741	$ 176,528,393
Net realized gain (loss)	83,310,775	(102,313,826)
Net change in unrealized appreciation (depreciation)	222,852,318	(143,240,144)
Net increase (decrease) in net assets resulting from operations	394,754,834	(69,025,577)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(77,529,246)
Service Class	—	(106,882,056)
	—	(184,411,302)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	77,142,182	259,250,390
Service Class	220,831,180	463,060,718
Reinvestment of dividends and distributions:
Standard Class	—	77,529,246
Service Class	—	106,882,056
	297,973,362	906,722,410
Cost of shares redeemed:
Standard Class	(217,960,042)	(602,570,092)
Service Class	(191,900,137)	(390,692,988)
	(409,860,179)	(993,263,080)
Decrease in net assets derived from capital share transactions	(111,886,817)	(86,540,670)
NET INCREASE (DECREASE) IN NET ASSETS	282,868,017	(339,977,549)
NET ASSETS:
Beginning of period	6,041,400,773	6,381,378,322
End of period	$6,324,268,790	$6,041,400,773
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Bond Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.057	$ 13.607	$ 13.417	$ 13.590	$ 13.903	$ 13.466
Income (loss) from investment operations:
Net investment income[2]	0.209	0.402	0.340	0.308	0.315	0.315
Net realized and unrealized gain (loss)	0.673	(0.518)	0.247	0.061	(0.261)	0.488
Total from investment operations	0.882	(0.116)	0.587	0.369	0.054	0.803
Less dividends and distributions from:
Net investment income	—	(0.434)	(0.397)	(0.386)	(0.335)	(0.290)
Net realized gain	—	—	—	(0.156)	(0.032)	(0.076)
Total dividends and distributions	—	(0.434)	(0.397)	(0.542)	(0.367)	(0.366)
Net asset value, end of period	$ 13.939	$ 13.057	$ 13.607	$ 13.417	$ 13.590	$ 13.903
Total return[3]	6.76%	(0.83%)	4.37%	2.72%	0.39%	5.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,408,197	$2,393,635	$2,762,644	$3,324,029	$4,550,985	$4,304,241
Ratio of expenses to average net assets	0.38%	0.38%	0.37%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	3.13%	3.00%	2.48%	2.20%	2.25%	2.25%
Portfolio turnover	85%	153%	179%	285%	364%	426%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Bond Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.056	$ 13.606	$ 13.417	$ 13.589	$ 13.902	$ 13.466
Income (loss) from investment operations:
Net investment income[2]	0.186	0.354	0.292	0.259	0.266	0.265
Net realized and unrealized gain (loss)	0.672	(0.517)	0.246	0.062	(0.261)	0.489
Total from investment operations	0.858	(0.163)	0.538	0.321	0.005	0.754
Less dividends and distributions from:
Net investment income	—	(0.387)	(0.349)	(0.337)	(0.286)	(0.242)
Net realized gain	—	—	—	(0.156)	(0.032)	(0.076)
Total dividends and distributions	—	(0.387)	(0.349)	(0.493)	(0.318)	(0.318)
Net asset value, end of period	$ 13.914	$ 13.056	$ 13.606	$ 13.417	$ 13.589	$ 13.902
Total return[3]	6.57%	(1.18%)	4.00%	2.37%	0.03%	5.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,916,072	$3,647,766	$3,618,734	$3,252,777	$2,986,870	$2,784,103
Ratio of expenses to average net assets	0.73%	0.73%	0.72%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	2.78%	2.65%	2.13%	1.85%	1.90%	1.90%
Portfolio turnover	85%	153%	179%	285%	364%	426%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize current income yield consistent with a prudent investment strategy.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$174,731
Legal	35,996
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $238,392 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$1,596,067
Distribution fees payable to LFD	1,118,189
Printing and mailing fees payable to Lincoln Life	250,322
Shareholder servicing fees payable to Lincoln Life	149,837
LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2019, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$1,475,128,435
Purchases of U.S. government securities	3,599,494,222
Sales other than U.S. government securities	1,856,012,823
Sales of U.S. government securities	3,383,192,643
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$6,254,438,071
Aggregate unrealized appreciation of investments and derivatives	$ 205,503,813
Aggregate unrealized depreciation of investments and derivatives	(29,654,189)
Net unrealized appreciation of investments and derivatives	$ 175,849,624
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 184,192,581	$—	$ 184,192,581
Agency Commercial Mortgage-Backed Securities	—	87,783,045	—	87,783,045
Agency Mortgage-Backed Securities	—	1,382,761,226	—	1,382,761,226
Corporate Bonds	—	2,064,261,731	—	2,064,261,731
Municipal Bonds	—	27,977,718	—	27,977,718
Non-Agency Asset-Backed Securities	—	440,428,413	—	440,428,413
Non-Agency Collateralized Mortgage Obligations	—	137,243,474	—	137,243,474
Non-Agency Commercial Mortgage-Backed Securities	—	457,244,616	—	457,244,616
Sovereign Bond	—	2,252,272	—	2,252,272
Supranational Bank	—	4,293,590	—	4,293,590
U.S. Treasury Obligations	—	1,247,361,782	—	1,247,361,782
Preferred Stock	—	523,685	—	523,685
Money Market Fund	3,104,955	—	—	3,104,955
Short-Term Investment	—	390,752,742	—	390,752,742
Total Investments	$3,104,955	$6,427,076,875	$—	$6,430,181,830
Derivatives:

Assets:
Futures Contracts	$ 11,215,127	$—	$—	$ 11,215,127
Liabilities:
Futures Contract	$(11,109,262)	$—	$—	$(11,109,262)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	5,726,610	19,349,040
Service Class	16,401,379	34,587,291
Shares reinvested:
Standard Class	—	5,975,659
Service Class	—	8,236,817
	22,127,989	68,148,807
Shares redeemed:
Standard Class	(16,283,830)	(45,035,540)
Service Class	(14,345,694)	(29,402,160)
	(30,629,524)	(74,437,700)
Net decrease	(8,501,535)	(6,288,893)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded.
LVIP Delaware Bond Fund–26

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securites against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$11,215,127	Liabilities net of receivables and other assets	$(11,109,262)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$28,939,465	$(21,263,953)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$756,172,489	$137,891,942
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2019, the Fund had no assets and liabilities subject to offsetting provisions.
LVIP Delaware Bond Fund–27

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)
6.  Credit and Market Risk
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Bond Fund–28

LVIP Delaware Diversified Floating Rate Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Delaware Diversified Floating Rate Fund

LVIP Delaware Diversified Floating Rate Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,030.10	0.63%	$3.17
Service Class Shares	1,000.00	1,028.90	0.88%	4.43
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.70	0.63%	$3.16
Service Class Shares	1,000.00	1,020.40	0.88%	4.41

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	0.55%
Agency Commercial Mortgage-Backed Security	0.54%
Agency Obligations	3.28%
Convertible Bond	0.01%
Convertible Preferred Stocks	0.02%
Corporate Bonds	50.66%
Aerospace & Defense	2.33%
Agriculture	0.79%
Airlines	0.12%
Auto Manufacturers	0.63%
Banks	17.74%
Chemicals	0.65%
Commercial Services	0.12%
Computers	1.15%
Diversified Financial Services	2.46%
Electric	5.01%
Environmental Control	0.73%
Forest Products & Paper	0.15%
Health Care Products	1.31%
Insurance	0.63%
Lodging	0.35%
Machinery Diversified	0.43%
Media	1.70%
Miscellaneous Manufacturing	1.18%
Oil & Gas	2.31%
Oil & Gas Services	0.12%
Pharmaceuticals	3.57%
Pipelines	2.07%
Real Estate Investment Trusts	0.34%
Retail	0.82%
Semiconductors	0.67%
Software	0.18%
Telecommunications	2.09%
Trucking & Leasing	1.01%
Security Type/Sector	Percentage of Net Assets
Loan Agreements	7.21%
Non-Agency Asset-Backed Securities	18.44%
Non-Agency Commercial Mortgage-Backed Securities	2.33%
Regional Bond	0.47%
Sovereign Bonds	1.69%
Supranational Banks	6.83%
U.S. Treasury Obligations	4.07%
Preferred Stock	0.46%
Money Market Fund	2.69%
Total Investments	99.25%
Receivables and Other Assets Net of Liabilities	0.75%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)*
U.S. Government	8.79%
AAA	29.22%
AA	6.88%
A	27.56%
BBB	21.63%
BB	4.01%
Non-Rated	1.91%
Total	100.00%

*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.55%
•Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 4.40% (LIBOR01M + 2.00%) 10/25/28	191,677	$ 193,010
Series 2016-C04 1M1 3.85% (LIBOR01M + 1.45%) 1/25/29	125,546	125,880
Series 2017-C01 1M1 3.70% (LIBOR01M + 1.30%) 7/25/29	160,489	161,028
•Fannie Mae REMICs
Series 2005-106 QF 2.91% (LIBOR01M + 0.51%) 12/25/35	841,220	846,490
Series 2006-40 F 2.70% (LIBOR01M + 0.30%) 5/25/36	63,400	63,222
•Freddie Mac REMICs
Series 3152 JF 2.84% (LIBOR01M + 0.45%) 8/15/35	58,625	58,835
Series 3311 VF 2.63% (LIBOR01M + 0.24%) 5/15/37	160,500	159,645
Series 3800 AF 2.89% (LIBOR01M + 0.50%) 2/15/41	212,492	213,643
•GNMA Series 2010-46 MF 2.79% (LIBOR01M + 0.40%) 5/16/34	223,693	223,594
•Permanent Master Issuer Series 2018-1A 1A1 2.98% (LIBOR03M + 0.38%) 7/15/58	3,000,000	2,996,718
Total Agency Collateralized Mortgage Obligations (Cost $5,037,378)		5,042,065
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.54%
•FREMF Mortgage Trust Series 2014-K716 B B 4.08% 8/25/47	4,820,000	4,962,302
Total Agency Commercial Mortgage-Backed Security (Cost $4,983,521)		4,962,302
AGENCY OBLIGATIONS–3.28%
Federal Home Loan Banks 2.70% 6/10/22	15,000,000	15,012,986
Federal Home Loan Mortgage Series 0000 2.75% 5/22/24	15,000,000	15,017,687
Total Agency Obligations (Cost $29,988,946)		30,030,673
	Principal Amount	Value (U.S. $)
CONVERTIBLE BOND–0.01%
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	110,000	$ 109,489
Total Convertible Bond (Cost $109,049)		109,489

	Number of Shares
CONVERTIBLE PREFERRED STOCKS–0.02%
A Schulman 6.00% exercise price $1.00, maturity date 6/1/21	155	158,991
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	218	11,554
Total Convertible Preferred Stocks (Cost $157,629)		170,545

	Principal Amount°
CORPORATE BONDS–50.66%
Aerospace & Defense–2.33%
General Dynamics
3.00% 5/11/21	400,000	406,613
3.38% 5/15/23	9,555,000	9,992,955
L3 Technologies 3.85% 6/15/23	4,185,000	4,369,587
United Technologies
2.30% 5/4/22	2,000,000	1,999,046
3.65% 8/16/23	4,295,000	4,501,157
		21,269,358
Agriculture–0.79%
Bunge Limited Finance 4.35% 3/15/24	6,915,000	7,218,763
		7,218,763
Airlines–0.12%
♦United Airlines Pass Through Trust
3.75% 3/3/28	709,276	738,215
4.00% 10/11/27	385,234	405,439
		1,143,654
Auto Manufacturers–0.63%
General Motors Financial
4.38% 9/25/21	5,500,000	5,678,972
5.25% 3/1/26	95,000	101,984
		5,780,956
Banks–17.74%
Banco Santander
2.71% 6/27/24	1,800,000	1,803,420
3.31% 6/27/29	1,400,000	1,411,631
•Bank of America 3.34% (LIBOR03M + 0.77%) 2/5/26	12,160,000	11,998,760
LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•Bank of New York Mellon 3.63% (LIBOR03M + 1.05%) 10/30/23	10,127,000	$ 10,313,484
•BB&T 2.80% (LIBOR03M + 0.22%) 2/1/21	8,520,000	8,511,765
•Citigroup 3.63% (LIBOR03M + 1.10%) 5/17/24	10,755,000	10,862,763
Citizens Bank
2.55% 5/13/21	4,000,000	4,013,122
•3.25% (LIBOR03M + 0.72%) 2/14/22	2,750,000	2,753,680
Citizens Financial Group
2.38% 7/28/21	1,000,000	999,585
4.30% 12/3/25	750,000	794,168
Compass Bank 3.88% 4/10/25	970,000	1,005,614
μCredit Suisse Group 4.21% 6/12/24	2,480,000	2,603,762
Fifth Third Bancorp 3.65% 1/25/24	2,860,000	3,007,305
•Goldman Sachs Group 3.69% (LIBOR03M + 1.17%) 5/15/26	4,925,000	4,860,210
Huntington Bancshares 2.30% 1/14/22	935,000	935,367
Huntington National Bank 2.50% 8/7/22	6,290,000	6,330,510
•JPMorgan Chase & Co. 3.48% (LIBOR03M + 0.89%) 7/23/24	13,830,000	13,880,472
Kreditanstalt fuer Wiederaufbau 1.00% 7/15/19	4,600,000	4,597,679
Manufacturers & Traders Trust
2.05% 8/17/20	4,265,000	4,258,012
2.50% 5/18/22	530,000	533,274
•Morgan Stanley 3.78% (LIBOR03M + 1.22%) 5/8/24	12,950,000	13,138,915
•PNC Bank 3.08% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,515,764
PNC Financial Services Group 3.45% 4/23/29	335,000	352,750
Regions Financial 3.80% 8/14/23	1,180,000	1,235,393
Royal Bank of Canada 2.75% 2/1/22	5,285,000	5,370,767
Royal Bank of Scotland Group
•3.90% (LIBOR03M + 1.55%) 6/25/24	2,370,000	2,366,542
•3.99% (LIBOR03M + 1.47%) 5/15/23	3,610,000	3,601,352
μ8.63% 8/15/21	1,550,000	1,674,388
μState Street 2.65% 5/15/23	5,140,000	5,198,230
SunTrust Bank
2.45% 8/1/22	2,000,000	2,006,752
2.70% 1/27/22	1,360,000	1,370,431
2.80% 5/17/22	80,000	81,049
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
SVB Financial Group 3.50% 1/29/25	770,000	$ 786,147
UBS Group Funding Switzerland
3.00% 4/15/21	10,365,000	10,463,266
μ7.13% 8/10/21	305,000	321,013
US Bancorp 3.38% 2/5/24	1,895,000	1,984,220
US Bank 3.40% 7/24/23	2,545,000	2,656,186
•USB Capital IX 3.62% (LIBOR03M + 1.02%) 10/29/49	465,000	380,844
•Wells Fargo & Co. 3.81% (LIBOR03M + 1.23%) 10/31/23	6,115,000	6,234,079
Zions Bancorporation 3.35% 3/4/22	1,020,000	1,039,369
		162,252,040
Chemicals–0.65%
•DowDuPont 3.63% (LIBOR03M + 1.10%) 11/15/23	4,615,000	4,658,641
Phosagro OAO Via Phosagro Bond Funding 3.95% 11/3/21	355,000	358,703
Syngenta Finance
3.93% 4/23/21	565,000	575,443
4.44% 4/24/23	365,000	379,682
		5,972,469
Commercial Services–0.12%
IHS Markit 3.63% 5/1/24	1,020,000	1,052,538
		1,052,538
Computers–1.15%
•Apple 3.06% (LIBOR03M + 0.50%) 2/9/22	5,820,000	5,876,292
International Business Machines
3.00% 5/15/24	4,055,000	4,167,294
3.30% 5/15/26	440,000	456,488
		10,500,074
Diversified Financial Services–2.46%
AerCap Ireland Capital 3.65% 7/21/27	2,485,000	2,474,153
•Charles Schwab 2.84% (LIBOR03M + 0.32%) 5/21/21	4,150,000	4,156,685
CPPIB Capital 3.13% 9/25/23	5,110,000	5,353,930
GTP Acquisition Partners I 2.35% 6/15/45	470,000	468,563
Intercontinental Exchange 3.45% 9/21/23	3,450,000	3,595,467
International Lease Finance 8.63% 1/15/22	5,640,000	6,434,840
		22,483,638

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–5.01%
AEP Texas 2.40% 10/1/22	6,205,000	$ 6,228,134
American Transmission Systems 5.25% 1/15/22	755,000	805,097
Berkshire Hathaway Energy 3.75% 11/15/23	4,730,000	4,995,563
CenterPoint Energy 3.85% 2/1/24	4,535,000	4,754,557
Duke Energy 1.80% 9/1/21	8,170,000	8,082,991
Entergy Arkansas 4.20% 4/1/49	760,000	839,350
Entergy Louisiana 4.05% 9/1/23	208,000	221,439
Evergy 4.85% 6/1/21	440,000	455,850
Fortis 2.10% 10/4/21	4,985,000	4,944,020
ITC Holdings 2.70% 11/15/22	2,780,000	2,795,767
Nevada Power 2.75% 4/15/20	820,000	823,045
NextEra Energy Capital Holdings 3.15% 4/1/24	6,450,000	6,635,835
NRG Energy 3.75% 6/15/24	1,690,000	1,737,775
NV Energy 6.25% 11/15/20	720,000	757,290
Vistra Operations LLC 3.55% 7/15/24	1,700,000	1,711,930
		45,788,643
Environmental Control–0.73%
Waste Management 2.95% 6/15/24	6,480,000	6,683,957
		6,683,957
Forest Products & Paper–0.15%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,390,759
		1,390,759
Health Care Products–1.31%
Abbott Laboratories 2.90% 11/30/21	6,690,000	6,803,369
Becton Dickinson & Co. 3.36% 6/6/24	5,010,000	5,163,469
		11,966,838
Insurance–0.63%
Marsh & McLennan 4.38% 3/15/29	4,835,000	5,338,823
•XLIT 5.05% (LIBOR03M + 2.46%) 10/29/49	460,000	442,299
		5,781,122
Lodging–0.35%
Marriott International 4.15% 12/1/23	3,005,000	3,187,493
		3,187,493
Machinery Diversified–0.43%
Nvent Finance 3.95% 4/15/23	3,860,000	3,916,775
		3,916,775
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–1.70%
Charter Communications Operating 4.50% 2/1/24	5,600,000	$ 5,972,236
•Comcast 3.23% (LIBOR03M + 0.63%) 4/15/24	4,910,000	4,933,839
Fox
4.71% 1/25/29	375,000	419,867
5.58% 1/25/49	390,000	477,826
Time Warner Entertainment 8.38% 3/15/23	3,190,000	3,782,406
		15,586,174
Miscellaneous Manufacturing–1.18%
3M 2.75% 3/1/22	1,960,000	1,993,010
General Electric
•2.95% (LIBOR03M + 0.38%) 5/5/26	3,900,000	3,550,262
•3.21% (LIBOR03M + 0.62%) 1/9/20	3,840,000	3,845,318
6.00% 8/7/19	1,385,000	1,389,575
		10,778,165
Oil & Gas–2.31%
•Chevron 3.05% (LIBOR03M + 0.53%) 3/3/22	5,645,000	5,688,586
•ConocoPhillips 3.42% (LIBOR03M + 0.90%) 5/15/22	5,100,000	5,169,207
•Exxon Mobil 2.84% (LIBOR03M + 0.37%) 3/6/22	5,795,000	5,829,438
Gazprom OAO Via Gaz Capital 4.95% 3/23/27	295,000	312,149
Marathon Oil 2.80% 11/1/22	905,000	909,497
•Shell International Finance 2.94% (LIBOR03M + 0.40%) 11/13/23	3,250,000	3,252,473
		21,161,350
Oil & Gas Services–0.12%
Schlumberger Holdings 4.30% 5/1/29	1,010,000	1,083,005
		1,083,005
Pharmaceuticals–3.57%
AstraZeneca 3.50% 8/17/23	6,710,000	7,002,905
Bristol-Myers Squibb 2.90% 7/26/24	9,755,000	9,990,396
Cigna
•3.49% (LIBOR03M + 0.89%) 7/15/23	5,425,000	5,424,087
4.13% 11/15/25	675,000	719,407
CVS Health 2.13% 6/1/21	7,885,000	7,835,297
Takeda Pharmaceutical 4.40% 11/26/23	1,545,000	1,656,485
		32,628,577

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–2.07%
Enbridge Energy Partners
4.38% 10/15/20	440,000	$ 450,126
5.20% 3/15/20	90,000	91,569
Energy Transfer Operating 4.50% 4/15/24	5,000,000	5,324,108
Enterprise Products Operating 3.13% 7/31/29	625,000	627,666
MPLX 4.88% 12/1/24	4,190,000	4,560,948
ONEOK 7.50% 9/1/23	1,765,000	2,067,960
Sabine Pass Liquefaction
5.63% 3/1/25	110,000	123,283
5.75% 5/15/24	5,110,000	5,686,279
		18,931,939
Real Estate Investment Trusts–0.34%
Crown Castle International 5.25% 1/15/23	985,000	1,071,757
Host Hotels & Resorts 3.75% 10/15/23	1,005,000	1,030,215
WP Carey 4.60% 4/1/24	980,000	1,035,200
		3,137,172
Retail–0.82%
Dollar Tree 3.70% 5/15/23	7,250,000	7,490,659
		7,490,659
Semiconductors–0.67%
Analog Devices 2.95% 1/12/21	225,000	227,121
Microchip Technology
3.92% 6/1/21	480,000	488,838
4.33% 6/1/23	4,715,000	4,920,905
NXP 4.30% 6/18/29	470,000	484,897
		6,121,761
Software–0.18%
CDK Global 5.00% 10/15/24	620,000	651,000
Fiserv 3.80% 10/1/23	950,000	999,970
		1,650,970
Telecommunications–2.09%
Deutsche Telekom International Finance
1.95% 9/19/21	485,000	480,098
2.82% 1/19/22	605,000	610,705
Sprint Spectrum 4.74% 9/20/29	2,650,000	2,756,000
•Verizon Communications 3.62% (LIBOR03M + 1.10%) 5/15/25	8,905,000	9,026,887
•Vodafone Group 3.59% (LIBOR03M + 0.99%) 1/16/24	6,190,000	6,209,906
		19,083,596
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–1.01%
Aviation Capital Group 4.38% 1/30/24	2,395,000	$ 2,523,933
Avolon Holdings Funding
3.95% 7/1/24	5,675,000	5,821,585
4.38% 5/1/26	825,000	850,121
		9,195,639
Total Corporate Bonds (Cost $454,877,105)		463,238,084
LOAN AGREEMENTS–7.21%
•American Airlines 4.39% (LIBOR01M + 2.00%) 12/14/23	4,357,486	4,295,631
•Aramark Services 4.08% (LIBOR03M + 1.75%) 3/28/24	2,266,081	2,263,249
•Builders FirstSource 5.33% (LIBOR03M + 3.00%) 2/29/24	172,248	171,980
•Calpine Construction Finance 4.90% (LIBOR01M + 2.50%) 1/15/25	3,943,113	3,919,691
•Charter Communications Operating 1st Lien 4.33% (LIBOR03M + 2.00%) 4/30/25	3,964,128	3,964,128
•CityCenter Holdings 4.65% (LIBOR01M + 2.25%) 4/18/24	1,484,849	1,480,476
•Coral-US Co-Borrower 5.65% (LIBOR01M + 3.25%) 1/30/26	874,667	877,400
•CROWN Americas Tranche B 1st Lien 4.40% (LIBOR01M + 2.00%) 4/3/25	695,805	700,328
•CSC Holdings 4.64% (LIBOR01M + 2.25%) 7/17/25	1,960,000	1,931,972
•DaVita Tranche B 1st Lien 5.14% (LIBOR01W + 2.75%) 6/24/21	4,013,206	4,016,557
•ESH Hospitality 4.40% (LIBOR01M + 2.00%) 8/30/23	1,393,093	1,392,773
•First Data 1st Lien 4.40% (LIBOR01M + 2.00%) 4/26/24	2,996,642	2,996,642
•Flying Fortress Holdings Tranche B 1st Lien 4.08% (LIBOR03M + 1.75%) 10/30/22	3,000,000	3,001,470
•HCA 1st Lien 4.08% (LIBOR03M + 1.75%) 3/17/23	1,483,808	1,485,974

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Hilton Worldwide Finance Tranche B 2 1st Lien 4.15% (LIBOR01M + 1.75%) 10/25/23	2,003,247	$ 2,006,662
•Lamar Media Tranche B 1st Lien 4.13% (LIBOR03M + 1.75%) 3/14/25	3,994,661	4,004,647
•MGM Growth Properties Operating Partnership LP 4.40% (LIBOR01M + 2.00%) 3/21/25	4,089,433	4,069,313
•ON Semiconductor Tranche B 1st Lien 4.15% (LIBOR01M + 1.75%) 3/31/23	2,637,283	2,606,889
•RPI Finance Trust Tranche B6 1st Lien 4.40% (LIBOR01M + 2.00%) 3/27/23	2,458,321	2,463,704
•Sinclair Television Group 4.66% (LIBOR01M + 2.25%) 1/3/24	4,362,816	4,313,735
•Sprint Communications Tranche B 1st Lien 4.94% (LIBOR01M + 2.50%) 2/2/24	3,409,873	3,364,403
•SS&C European Holdings Tranche B4 1st Lien 4.65% (LIBOR01M + 2.25%) 4/16/25	872,329	870,096
•SS&C Technologies Tranche B3 1st Lien 4.65% (LIBOR01M + 2.25%) 4/16/25	1,272,005	1,268,749
•TEX Operations 4.40% (LIBOR01M + 2.00%) 8/4/23	1,488,425	1,488,336
•Unitymedia Finance Tranche E 1st Lien 4.39% (LIBOR01M + 2.00%) 6/1/23	2,000,000	1,997,160
•WR Grace & Co-Conn Tranche B1 1st Lien 4.08% (LIBOR03M + 1.75%) 4/3/25	1,835,594	1,833,684
•WR Grace & Co-Conn Tranche B2 1st Lien 4.08% (LIBOR03M + 1.75%) 4/3/25	3,146,732	3,143,459
Total Loan Agreements (Cost $66,216,983)		65,929,108
NON-AGENCY ASSET-BACKED SECURITIES–18.44%
•Allegro CLO VI Series 2017-2A A 3.72% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,577,932
•American Express Credit Account Master Trust
Series 2017-2 A 2.84% (LIBOR01M + 0.45%) 9/16/24	6,080,000	6,111,111
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•American Express Credit Account Master Trust (continued)
Series 2017-5 A 2.77% (LIBOR01M + 0.38%) 2/18/25	7,525,000	$ 7,531,675
Series 2017-8 A 2.51% (LIBOR01M + 0.12%) 5/16/22	7,240,000	7,242,171
Series 2018-5 A 2.73% (LIBOR01M + 0.34%) 12/15/25	2,000,000	1,998,798
•AMMC CLO 16 Series 2015-16A AR 3.86% (LIBOR03M + 1.26%) 4/14/29	1,635,000	1,637,313
•AMMC CLO XII Series 2013-12A AR 3.75% (LIBOR03M + 1.20%) 11/10/30	2,000,000	1,991,500
•Apex Credit CLO Series 2018-1A A2 3.61% (LIBOR03M + 1.03%) 4/25/31	500,000	494,475
•Barclays Dryrock Issuance Trust
Series 2017-1 A 2.72% (LIBOR01M + 0.33%) 3/15/23	1,900,000	1,902,668
Series 2017-2 A 2.69% (LIBOR01M + 0.30%) 5/15/23	5,890,000	5,896,446
•BMW Floorplan Master Owner Trust Series 2018-1 A2 2.71% (LIBOR01M + 0.32%) 5/15/23	5,281,000	5,284,616
Chase Issuance Trust
Series 2014-A2 A2 2.77% 3/15/23	12,600,000	12,756,796
•Series 2016-A3 A3 2.94% (LIBOR01M + 0.55%) 6/15/23	6,285,000	6,329,614
•Series 2017-A1 A 2.69% (LIBOR01M + 0.30%) 1/15/22	1,790,000	1,792,056
•Series 2018-A1 A1 2.59% (LIBOR01M + 0.20%) 4/17/23	7,884,000	7,891,886
Citibank Credit Card Issuance Trust
•Series 2016-A3 A3 2.91% (LIBOR01M + 0.49%) 12/7/23	7,000,000	7,046,903
•Series 2017-A5 A5 3.02% (LIBOR01M + 0.62%) 4/22/26	720,000	724,598
•Series 2017-A7 A7 2.78% (LIBOR01M + 0.37%) 8/8/24	4,500,000	4,510,339

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust (continued)
Series 2017-A9 A9 1.80% 9/20/21	4,600,000	$ 4,593,691
•Series 2018-A2 A2 2.71% (LIBOR01M + 0.33%) 1/20/25	5,255,000	5,251,289
•Series 2018-A4 A4 2.76% (LIBOR01M + 0.34%) 6/7/25	2,500,000	2,495,998
CNH Equipment Trust
2.55% 9/15/22	2,045,000	2,056,071
Series 2019-A A2 2.96% 5/16/22	2,000,000	2,013,188
•CVP CLO Series 2017-2A A 3.78% (LIBOR03M + 1.19%) 1/20/31	3,000,000	2,990,232
•Discover Card Execution Note Trust
Series 2017-A1 A1 2.88% (LIBOR01M + 0.49%) 7/15/24	7,918,000	7,970,537
Series 2018-A2 A2 2.72% (LIBOR01M + 0.33%) 8/15/25	2,545,000	2,539,828
Ford Credit Auto Owner Trust 2017-C Series 2017-C A3 2.01% 3/15/22	2,600,000	2,595,844
•Ford Credit Floorplan Master Owner Trust A Series 2016-3 A2 3.01% (LIBOR01M + 0.62%) 7/15/21	12,000,000	12,002,591
•Galaxy XXI CLO Series 2015-21A AR 3.61% (LIBOR03M + 1.02%) 4/20/31	1,000,000	988,331
Honda Auto Receivables 2019-2 Owner Trust Series 2019-2 A2 2.57% 12/21/21	10,250,000	10,281,408
Hyundai Auto Receivables Trust 2018-B Series 2018-B A2 3.04% 6/15/21	1,500,000	1,505,905
•Mariner ClO 5 Series 2018-5A A 3.69% (LIBOR03M + 1.11%) 4/25/31	500,000	496,426
•Mercedes-Benz Master Series 2019-AA A 2.74% 5/15/23	2,145,000	2,145,845
•Midocean Credit CLO IX Series 2018-9A A1 3.74% (LIBOR03M + 1.15%) 7/20/31	2,000,000	1,979,004
•Nissan Master Owner Trust Receivables Series 2017-C A 2.71% (LIBOR01M + 0.32%) 10/17/22	6,465,000	6,467,505
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Northwoods Capital XV Series 2017-15A A 3.69% (LIBOR03M + 1.30%) 6/20/29	1,000,000	$ 999,250
φSBA Tower Trust Series 2014-1A C 2.90% 10/15/44	1,145,000	1,144,985
•Steele Creek CLO Series 2017-1A A 3.85% (LIBOR03M + 1.25%) 1/15/30	1,500,000	1,502,631
•Toyota Auto Receivables 2018-C Owner Trust Series 2018-C A2B 2.51% (LIBOR01M + 0.12%) 8/16/21	2,599,647	2,598,972
•Trafigura Securitisation Series 2018-1A A1 3.12% (LIBOR01M + 0.73%) 3/15/22	4,350,000	4,321,908
•Venture 33 CLO Series 2018-33A A1L 3.74% (LIBOR03M + 1.14%) 7/15/31	3,000,000	2,982,057
•Venture XXVIII CLO Series 2017-28A A2 3.70% (LIBOR03M + 1.11%) 7/20/30	2,000,000	1,991,200
Total Non-Agency Asset-Backed Securities (Cost $168,570,747)		168,635,593
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.33%
•BENCHMARK Mortgage Trust Series 2018-B1 A5 3.67% 1/15/51	4,500,000	4,816,206
Caesars Palace Las Vegas Trust Series 2017-VICI A 3.53% 10/15/34	4,350,000	4,496,538
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,407,992
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	8,537,845
*•Wells Fargo Commercial Mortgage Trust Series 2015-C30 XA 1.06% 9/15/58	932,276	43,263
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $20,551,581)		21,301,844

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
REGIONAL BOND–0.47%
Finland—0.47%
•Municipality Finance 2.74% (LIBOR03M + 0.17%) 2/7/20	4,240,000	$ 4,244,855
		4,244,855
Total Regional Bond (Cost $4,243,411)		4,244,855
ΔSOVEREIGN BONDS–1.69%
Canada—0.48%
OMERS Finance Trust 2.50% 5/2/24	4,335,000	4,434,918
		4,434,918
Japan—1.21%
Japan Bank for International Cooperation
•3.09% (LIBOR03M + 0.57%) 2/24/20	8,294,000	8,325,242
3.38% 10/31/23	2,586,000	2,723,024
		11,048,266
Total Sovereign Bonds (Cost $15,205,042)		15,483,184
SUPRANATIONAL BANKS–6.83%
•European Bank for Reconstruction & Development 2.34% (LIBOR03M + 0.00%) 3/23/20	4,325,000	4,324,881
•European Investment Bank 2.71% (SOFR + 0.29%) 6/10/22	8,000,000	7,994,089
•Inter-American Development Bank 2.82% (LIBOR03M + 0.22%) 10/15/20	6,065,000	6,080,992
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development
1.95% 11/9/20	4,800,000	$ 4,797,833
2.65% 6/7/22	15,000,000	15,071,965
2.70% 5/16/22	23,825,000	24,158,151
Total Supranational Banks (Cost $61,948,091)		62,427,911
U.S. TREASURY OBLIGATIONS–4.07%
•U.S. Treasury Floating Rate 2.24% 4/30/21	26,085,000	26,068,957
U.S. Treasury Notes
2.13% 3/31/24	7,130,000	7,250,040
2.63% 2/15/29	3,675,000	3,875,905
Total U.S. Treasury Obligations (Cost $36,858,972)		37,194,902

	Number of Shares
PREFERRED STOCK–0.46%
•USB Realty 3.74% (LIBOR03M + 1.15%) 1/15/22	4,900,000	4,172,448
Total Preferred Stock (Cost $4,303,704)		4,172,448
MONEY MARKET FUND–2.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	24,624,322	24,624,322
Total Money Market Fund (Cost $24,624,322)		24,624,322

TOTAL INVESTMENTS–99.25% (Cost $897,676,481)	907,567,325

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.75%	6,835,972
NET ASSETS APPLICABLE TO 90,439,933 SHARES OUTSTANDING–100.00%	$914,403,297
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($57,462,105 / 5,674,433 Shares)	$10.126
NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($856,941,192 / 84,765,500 Shares)	$10.110
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$912,262,262
Distributable earnings/(accumulated loss)	2,141,035
TOTAL NET ASSETS	$914,403,297

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2019.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
Δ Securities have been classified by country of origin.
★ Includes $4,543,431 cash collateral held at brokers for swap contracts, $624,719 payable for securities purchased, $219,479 payable for fund share redeemed, $8,490 foreign currencies due to custodian, $237,447 variation margin due from brokers on centrally cleared interest rate swap contracts, $82,512 other accrued expenses payable, $650,993 due to manager and affiliates and $1,193,779 due to custodian as of June 30, 2019.
LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
The following swap contracts were outstanding at June 30, 2019:
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2,3]	Unrealized Depreciation[2,3]
Centrally Cleared:
3 yr IRS-(Semiannual/Quarterly)	31,630,000	2.56%	(2.45%) [3]	3/13/22	$(884,624)	$—	$—	$(884,624)
5 yr IRS-(Semiannual/Quarterly)	19,380,000	2.53%	(2.45%) [3]	3/13/24	(799,270)	—	—	(799,270)
10 yr IRS-(Semiannual/Quarterly)	9,815,000	2.68%	(2.58%) [3]	1/30/28	(573,606)	—	—	(573,606)
10 yr IRS-(Semiannual/Quarterly)	8,740,000	1.69%	(2.60%) [3]	4/5/26	97,648	—	97,648	—
3 yr IRS-(Semiannual/Quarterly)	15,825,000	2.84%	(2.53%) [3]	8/17/21	(463,212)	—	—	(463,212)
3 yr IRS-(Semiannual/Quarterly)	31,860,000	1.71%	(2.57%) [3]	8/4/20	9,625	—	9,625	—
5 yr IRS-(Semiannual/Quarterly)	12,410,000	1.88%	(2.58%) [3]	8/3/22	(95,369)	—	—	(95,369)
5 yr IRS-(Semiannual/Quarterly)	22,570,000	2.89%	(2.58%) [3]	4/24/23	(977,861)	—	—	(977,861)
5 yr IRS-(Semiannual/Quarterly)	22,100,000	2.57%	(2.58%) [3]	1/31/23	(782,244)	—	—	(782,244)
5 yr IRS-(Semiannual/Quarterly)	32,000,000	1.19%	(2.56%) [3]	8/9/21	368,058	—	368,058	—
5 yr IRS-(Semiannual/Quarterly)	26,125,000	1.95%	(2.56%) [3]	2/9/22	(228,389)	—	—	(228,389)
7 yr IRS-(Semiannual/Quarterly)	13,610,000	1.42%	(2.59%) [3]	4/6/23	193,249	—	193,249	—
7 yr IRS-(Semiannual/Quarterly)	7,870,000	2.25%	(2.58%) [3]	10/31/24	(189,859)	—	—	(189,859)
3 yr IRS-(Semiannual/Quarterly)	31,535,000	1.72%	(2.32%) [3]	7/1/22	—	—	—	—
5 yr IRS-(Semiannual/Quarterly)	28,830,000	1.75%	(2.32%) [3]	7/1/24	—	—	—	—
5 yr IRS-(Semiannual/Quarterly)	48,750,000	2.11%	(2.58%) [3]	5/28/24	(789,894)	—	—	(789,894)
Total IRS Contracts						$—	$668,580	$(5,784,328)
The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[2] Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through June 30, 2019.
[3] Rate resets based on LIBOR03M.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
IRS–Interest Rate Swap
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR01W–Intercontinental Exchange London Interbank Offered Rate USD Weekly
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
REMICs–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest	$15,199,340
Dividends	195,688
Foreign Taxes Withheld	555
15,395,583
EXPENSES:
Management fees	2,619,159
Distribution fees-Service Class	1,066,375
Shareholder servicing fees	131,564
Accounting and administration expenses	92,506
Reports and statements to shareholders	62,367
Professional fees	33,264
Trustees’ fees and expenses	13,441
Pricing fees	9,342
Custodian fees	3,626
Consulting fees	1,169
Other	8,495
4,041,308
Less:
Management fees waived	(136,101)
Total operating expenses	3,905,207
NET INVESTMENT INCOME	11,490,376
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	496,057
Swap contracts	525,221
Net realized gain	1,021,278
Net change in unrealized appreciation (depreciation) of:
Investments	22,359,432
Swap contracts	(8,875,510)
Net change in unrealized appreciation (depreciation)	13,483,922
NET REALIZED AND UNREALIZED GAIN	14,505,200
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,995,576
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 11,490,376	$ 19,844,408
Net realized gain (loss)	1,021,278	(1,052,217)
Net change in unrealized appreciation (depreciation)	13,483,922	(18,901,462)
Net increase (decrease) in net assets resulting from operations	25,995,576	(109,271)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,797,196)
Service Class	—	(29,158,504)
	—	(30,955,700)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,773,703	20,308,691
Service Class	43,549,414	173,778,098
Reinvestment of dividends and distributions:
Standard Class	—	1,797,196
Service Class	—	29,158,504
	52,323,117	225,042,489
Cost of shares redeemed:
Standard Class	(3,346,867)	(6,853,753)
Service Class	(75,189,693)	(132,258,556)
	(78,536,560)	(139,112,309)
Increase (decrease) in net assets derived from capital share transactions	(26,213,443)	85,930,180
NET INCREASE (DECREASE) IN NET ASSETS	(217,867)	54,865,209
NET ASSETS:
Beginning of period	914,621,164	859,755,955
End of period	$914,403,297	$ 914,621,164
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Diversified Floating Rate Fund Standard Class
	Six Months Ended[1]6/30/19 (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.831	$ 10.189	$ 10.046	$ 9.824	$ 10.057	$ 10.137
Income (loss) from investment operations:
Net investment income[2]	0.137	0.249	0.188	0.134	0.145	0.144
Net realized and unrealized gain (loss)	0.158	(0.219)	0.065	0.088	(0.217)	(0.082)
Total from investment operations	0.295	0.030	0.253	0.222	(0.072)	0.062
Less dividends and distributions from:
Net investment income	—	(0.388)	(0.110)	—	(0.119)	(0.119)
Return of capital	—	—	—	—	(0.042)	(0.023)
Total dividends and distributions	—	(0.388)	(0.110)	—	(0.161)	(0.142)
Net asset value, end of period	$ 10.126	$ 9.831	$ 10.189	$ 10.046	$ 9.824	$ 10.057
Total return[3]	3.01%	0.27%	2.54%	2.25%	(0.71%)	0.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$57,462	$50,440	$36,919	$29,345	$ 57,982	$298,086
Ratio of expenses to average net assets	0.63%	0.63%	0.62%	0.60%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.65%	0.63%	0.63%	0.62%
Ratio of net investment income to average net assets	2.76%	2.45%	1.85%	1.36%	1.44%	1.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.73%	2.42%	1.82%	1.33%	1.43%	1.41%
Portfolio turnover	47%	71%	96%	82%	81%	109%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Diversified Floating Rate Fund Service Class
	Six Months Ended[1]6/30/19 (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.827	$ 10.162	$ 10.020	$ 9.823	$ 10.057	$ 10.137
Income (loss) from investment operations:
Net investment income[2]	0.125	0.223	0.162	0.109	0.120	0.118
Net realized and unrealized gain (loss)	0.158	(0.219)	0.066	0.088	(0.218)	(0.081)
Total from investment operations	0.283	0.004	0.228	0.197	(0.098)	0.037
Less dividends and distributions from:
Net investment income	—	(0.339)	(0.086)	—	(0.094)	(0.094)
Return of capital	—	—	—	—	(0.042)	(0.023)
Total dividends and distributions	—	(0.339)	(0.086)	—	(0.136)	(0.117)
Net asset value, end of period	$ 10.110	$ 9.827	$ 10.162	$ 10.020	$ 9.823	$ 10.057
Total return[3]	2.89%	0.02%	2.28%	2.01%	(0.97%)	0.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$856,941	$864,181	$822,837	$746,369	$768,251	$798,818
Ratio of expenses to average net assets	0.88%	0.88%	0.87%	0.85%	0.87%	0.87%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.91%	0.90%	0.88%	0.88%	0.87%
Ratio of net investment income to average net assets	2.51%	2.20%	1.60%	1.11%	1.19%	1.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.48%	2.17%	1.57%	1.08%	1.18%	1.16%
Portfolio turnover	47%	71%	96%	82%	81%	109%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Delaware Diversified Floating Rate Fund–16

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.
 Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.60% of the first $500 million of the Fund’s average daily net assets; and 0.55% of the Fund’s average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.03% on the first $2 billion of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $2 billion.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$26,298
Legal	5,418
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $42,395 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Delaware Diversified Floating Rate Fund–17

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$411,581
Distribution fees payable to LFD	176,267
Printing and mailing fees payable to Lincoln Life	41,338
Shareholder servicing fees payable to Lincoln Life	21,807
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$227,462,509
Purchases of U.S. government securities	178,214,075
Sales other than U.S. government securities	283,997,819
Sales of U.S. government securities	137,733,466
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$897,676,481
Aggregate unrealized appreciation of investments and derivatives	$ 9,890,844
Aggregate unrealized depreciation of investments and derivatives	(5,115,748)
Net unrealized appreciation of investments and derivatives	$ 4,775,096
As of December 31, 2018, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$4,813,898	$12,640,878	$17,454,776
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–18

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 5,042,065	$—	$ 5,042,065
Agency Commercial Mortgage-Backed Security	—	4,962,302	—	4,962,302
Agency Obligations	—	30,030,673	—	30,030,673
Convertible Bond	—	109,489	—	109,489
Convertible Preferred Stocks	170,545	—	—	170,545
Corporate Bonds	—	463,238,084	—	463,238,084
Loan Agreements	—	65,929,108	—	65,929,108
Non-Agency Asset-Backed Securities	—	168,635,593	—	168,635,593
Non-Agency Commercial Mortgage-Backed Securities	—	21,301,844	—	21,301,844
Regional Bond	—	4,244,855	—	4,244,855
Sovereign Bonds	—	15,483,184	—	15,483,184
Supranational Banks	—	62,427,911	—	62,427,911
U.S. Treasury Obligations	—	37,194,902	—	37,194,902
Preferred Stock	—	4,172,448	—	4,172,448
Money Market Fund	24,624,322	—	—	24,624,322
Total Investments	$24,794,867	$882,772,458	$—	$907,567,325
Derivatives:

Assets:
Swap Contracts	$—	$ 668,580	$—	$ 668,580
Liabilities:
Swap Contracts	$—	$(5,784,328)	$—	$(5,784,328)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	878,203	2,001,521
Service Class	4,351,476	17,074,095
Shares reinvested:
Standard Class	—	180,528
Service Class	—	2,932,424
	5,229,679	22,188,568
Shares redeemed:
Standard Class	(334,493)	(674,637)
Service Class	(7,527,255)	(13,034,356)
	(7,861,748)	(13,708,993)
Net increase (decrease)	(2,632,069)	8,479,575
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
LVIP Delaware Diversified Floating Rate Fund–19

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
During the six months ended June 30, 2019, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2019, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2019, the Fund used CDS contracts to hedge against credit events.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$668,580	Receivables and other assets net of liabilities	$(5,784,328)
LVIP Delaware Diversified Floating Rate Fund–20

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	$(245,948)	$ (456,369)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	771,169	(8,419,141)
Total		$ 525,221	$(8,875,510)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
CDS contracts (average notional value)	$12,032,421	$—
Interest rate swap contracts (average notional value)	—	292,983,571
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2019, the Fund had no assets and liabilities subject to offsetting provisions.
6.  Credit and Market Risk
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal
LVIP Delaware Diversified Floating Rate Fund–21

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 6.  Credit and Market Risk (continued)
payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Diversified Floating Rate Fund–22

LVIP Delaware Social Awareness Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Delaware Social Awareness Fund

LVIP Delaware Social Awareness Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,190.40	0.46%	$2.50
Service Class Shares	1,000.00	1,188.40	0.81%	4.40
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.50	0.46%	$2.31
Service Class Shares	1,000.00	1,020.80	0.81%	4.06

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.97%
Aerospace & Defense	0.36%
Airlines	0.65%
Auto Components	0.77%
Banks	5.33%
Beverages	1.32%
Biotechnology	1.97%
Capital Markets	3.21%
Chemicals	1.77%
Communications Equipment	1.80%
Construction & Engineering	0.61%
Consumer Finance	0.90%
Containers & Packaging	0.82%
Diversified Telecommunication Services	1.85%
Electric Utilities	1.14%
Electrical Equipment	1.27%
Entertainment	2.46%
Equity Real Estate Investment Trusts	4.37%
Food & Staples Retailing	0.88%
Food Products	0.98%
Gas Utilities	0.37%
Health Care Equipment & Supplies	3.87%
Health Care Providers & Services	1.22%
Hotels, Restaurants & Leisure	2.76%
Household Durables	0.59%
Industrial Conglomerates	1.51%
Insurance	2.86%
Interactive Media & Services	4.99%
Internet & Direct Marketing Retail	3.93%
IT Services	3.28%
Life Sciences Tools & Services	1.32%
Machinery	4.08%
Media	1.72%
Oil, Gas & Consumable Fuels	3.39%
Pharmaceuticals	6.17%
Road & Rail	1.88%
Semiconductors & Semiconductor Equipment	3.09%
Software	10.62%
Specialty Retail	3.41%
Technology Hardware, Storage & Peripherals	3.80%
Textiles, Apparel & Luxury Goods	1.05%
Thrifts & Mortgage Finance	0.60%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	1.02%
Total Investments	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	4.73%
Amazon.com	3.93%
Apple	3.80%
Alphabet Class A	3.63%
Home Depot	2.68%
JPMorgan Chase & Co.	2.21%
Johnson & Johnson	2.06%
Walt Disney	1.99%
AT&T	1.85%
Cisco Systems	1.80%
Total	28.68%

IT–Information Technology

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.97%
Aerospace & Defense–0.36%
Spirit AeroSystems Holdings Class A	31,200	$ 2,538,744
		2,538,744
Airlines–0.65%
Southwest Airlines	89,200	4,529,576
		4,529,576
Auto Components–0.77%
BorgWarner	128,200	5,381,836
		5,381,836
Banks–5.33%
Comerica	52,300	3,799,072
East West Bancorp	84,900	3,970,773
JPMorgan Chase & Co.	138,200	15,450,760
KeyCorp	341,000	6,052,750
US Bancorp	152,600	7,996,240
		37,269,595
Beverages–1.32%
PepsiCo	70,500	9,244,665
		9,244,665
Biotechnology–1.97%
†Celgene	44,500	4,113,580
†Neurocrine Biosciences	42,800	3,613,604
†Vertex Pharmaceuticals	33,000	6,051,540
		13,778,724
Capital Markets–3.21%
BlackRock	14,600	6,851,780
Intercontinental Exchange	76,150	6,544,331
Raymond James Financial	57,500	4,861,625
State Street	74,000	4,148,440
		22,406,176
Chemicals–1.77%
†Corteva	54,132	1,600,683
Dow	54,133	2,669,298
DuPont de Nemours	70,392	5,284,328
Linde	13,900	2,791,120
		12,345,429
Communications Equipment–1.80%
Cisco Systems	230,110	12,593,920
		12,593,920
Construction & Engineering–0.61%
Quanta Services	112,200	4,284,918
		4,284,918
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.90%
Capital One Financial	68,950	$ 6,256,523
		6,256,523
Containers & Packaging–0.82%
WestRock	157,500	5,744,025
		5,744,025
Diversified Telecommunication Services–1.85%
AT&T	385,600	12,921,456
		12,921,456
Electric Utilities–1.14%
PPL	257,900	7,997,479
		7,997,479
Electrical Equipment–1.27%
Eaton	29,300	2,440,104
Emerson Electric	50,700	3,382,704
Rockwell Automation	18,800	3,080,004
		8,902,812
Entertainment–2.46%
Cinemark Holdings	90,100	3,252,610
Walt Disney	99,596	13,907,585
		17,160,195
Equity Real Estate Investment Trusts–4.37%
American Tower	41,000	8,382,450
Brixmor Property Group	245,800	4,394,904
Camden Property Trust	45,800	4,781,062
Prologis	75,868	6,077,027
Simon Property Group	43,300	6,917,608
		30,553,051
Food & Staples Retailing–0.88%
Casey's General Stores	39,200	6,114,808
		6,114,808
Food Products–0.98%
General Mills	130,700	6,864,364
		6,864,364
Gas Utilities–0.37%
South Jersey Industries	77,500	2,614,075
		2,614,075
Health Care Equipment & Supplies–3.87%
Abbott Laboratories	106,400	8,948,240
Becton Dickinson & Co.	28,400	7,157,084
†DexCom	35,300	5,289,352
†Edwards Lifesciences	30,400	5,616,096
		27,010,772
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.22%
Cigna	53,900	$ 8,491,945
		8,491,945
Hotels, Restaurants & Leisure–2.76%
Aramark	203,357	7,333,053
Starbucks	142,700	11,962,541
		19,295,594
Household Durables–0.59%
Toll Brothers	111,900	4,097,778
		4,097,778
Industrial Conglomerates–1.51%
Roper Technologies	28,800	10,548,288
		10,548,288
Insurance–2.86%
Prudential Financial	65,600	6,625,600
Reinsurance Group of America	40,300	6,288,009
Travelers	47,166	7,052,260
		19,965,869
Interactive Media & Services–4.99%
†Alphabet Class A	23,400	25,337,520
†Facebook Class A	49,400	9,534,200
		34,871,720
Internet & Direct Marketing Retail–3.93%
†Amazon.com	14,500	27,457,635
		27,457,635
IT Services–3.28%
Accenture Class A	59,600	11,012,292
Visa Class A	68,600	11,905,530
		22,917,822
Life Sciences Tools & Services–1.32%
Thermo Fisher Scientific	31,400	9,221,552
		9,221,552
Machinery–4.08%
Deere & Co.	38,600	6,396,406
†Gates Industrial	143,600	1,638,476
Ingersoll-Rand	58,800	7,448,196
Lincoln Electric Holdings	42,000	3,457,440
Parker-Hannifin	56,300	9,571,563
		28,512,081
Media–1.72%
Comcast Class A	259,800	10,984,344
Fox Class A	28,300	1,036,912
		12,021,256
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.39%
ConocoPhillips	99,700	$ 6,081,700
Diamondback Energy	60,800	6,625,376
EOG Resources	57,500	5,356,700
Pioneer Natural Resources	36,700	5,646,662
		23,710,438
Pharmaceuticals–6.17%
Allergan	37,243	6,235,596
Johnson & Johnson	103,200	14,373,696
Merck & Co.	128,700	10,791,495
Pfizer	269,800	11,687,736
		43,088,523
Road & Rail–1.88%
†Lyft Class A	13,250	870,658
†Uber Technologies	17,750	823,245
Union Pacific	67,700	11,448,747
		13,142,650
Semiconductors & Semiconductor Equipment–3.09%
Broadcom	31,000	8,923,660
Intel	182,700	8,745,849
Texas Instruments	34,200	3,924,792
		21,594,301
Software–10.62%
†Adobe Systems	31,100	9,163,615
Microsoft	246,900	33,074,724
†PTC	66,400	5,960,064
†salesforce.com	57,800	8,769,994
†ServiceNow	24,400	6,699,508
SS&C Technologies Holdings	107,500	6,193,075
†Tyler Technologies	20,100	4,342,002
		74,202,982
Specialty Retail–3.41%
Home Depot	89,900	18,696,503
Tractor Supply	46,900	5,102,720
		23,799,223
Technology Hardware, Storage & Peripherals–3.80%
Apple	134,000	26,521,280
		26,521,280
Textiles, Apparel & Luxury Goods–1.05%
NIKE Class B	87,600	7,354,020
		7,354,020
Thrifts & Mortgage Finance–0.60%
†MGIC Investment	317,164	4,167,535
		4,167,535
Total Common Stock (Cost $417,504,323)		691,495,635

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.02%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	7,128,942	$ 7,128,942
Total Money Market Fund (Cost $7,128,942)		7,128,942

TOTAL INVESTMENTS–99.99% (Cost $424,633,265)	698,624,577
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	102,601
NET ASSETS APPLICABLE TO 17,588,922 SHARES OUTSTANDING–100.00%	$698,727,178
NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($606,251,036 / 15,247,076 Shares)	$39.762
NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($92,476,142 / 2,341,846 Shares)	$39.489
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$357,988,433
Distributable earnings/(accumulated loss)	340,738,745
TOTAL NET ASSETS	$698,727,178

† Non-income producing.
★ Includes $180,422 payable for fund share redeemed, $72,683 other accrued expenses payable and $286,940 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,185,261
Interest	27,369
6,212,630
EXPENSES:
Management fees	1,293,905
Distribution fees-Service Class	154,680
Shareholder servicing fees	98,233
Accounting and administration expenses	69,311
Reports and statements to shareholders	42,068
Professional fees	16,922
Trustees’ fees and expenses	10,025
Consulting fees	1,054
Custodian fees	1,000
Pricing fees	651
Other	32,578
Total operating expenses	1,720,427
NET INVESTMENT INCOME	4,492,203
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	30,297,643
Net change in unrealized appreciation (depreciation) of investments	81,890,639
NET REALIZED AND UNREALIZED GAIN	112,188,282
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,680,485
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,492,203	$ 8,757,624
Net realized gain	30,297,643	35,260,666
Net change in unrealized appreciation (depreciation)	81,890,639	(71,154,034)
Net increase (decrease) in net assets resulting from operations	116,680,485	(27,135,744)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(68,362,604)
Service Class	—	(9,580,948)
	—	(77,943,552)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,224,619	5,768,787
Service Class	3,643,950	8,318,004
Reinvestment of dividends and distributions:
Standard Class	—	68,362,604
Service Class	—	9,580,948
	5,868,569	92,030,343
Cost of shares redeemed:
Standard Class	(43,077,549)	(84,427,673)
Service Class	(6,347,201)	(14,639,273)
	(49,424,750)	(99,066,946)
Decrease in net assets derived from capital share transactions	(43,556,181)	(7,036,603)
NET INCREASE (DECREASE) IN NET ASSETS	73,124,304	(112,115,899)
NET ASSETS:
Beginning of period	625,602,874	737,718,773
End of period	$698,727,178	$ 625,602,874
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Social Awareness Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 33.401	$ 39.132	$ 36.841	$ 40.028	$ 46.219	$ 42.841
Income (loss) from investment operations:
Net investment income[2]	0.256	0.496	0.507	0.584	0.643	0.589
Net realized and unrealized gain (loss)	6.105	(1.771)	6.612	1.913	(1.131)	5.822
Total from investment operations	6.361	(1.275)	7.119	2.497	(0.488)	6.411
Less dividends and distributions from:
Net investment income	—	(0.503)	(0.489)	(0.573)	(0.621)	(0.687)
Net realized gain	—	(3.953)	(4.339)	(5.111)	(5.082)	(2.346)
Total dividends and distributions	—	(4.456)	(4.828)	(5.684)	(5.703)	(3.033)
Net asset value, end of period	$ 39.762	$ 33.401	$ 39.132	$ 36.841	$ 40.028	$ 46.219
Total return[3]	19.04%	(4.56%)	20.19%	6.64%	(0.66%)	15.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$606,251	$545,432	$647,337	$599,524	$635,177	$703,330
Ratio of expenses to average net assets	0.46%	0.46%	0.45%	0.44%	0.42%	0.42%
Ratio of net investment income to average net assets	1.37%	1.26%	1.29%	1.51%	1.42%	1.31%
Portfolio turnover	9%	13%	25%	27%	20%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Social Awareness Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 33.230	$ 38.943	$ 36.696	$ 39.901	$ 46.089	$ 42.740
Income (loss) from investment operations:
Net investment income[2]	0.190	0.355	0.367	0.446	0.482	0.430
Net realized and unrealized gain (loss)	6.069	(1.744)	6.572	1.898	(1.125)	5.795
Total from investment operations	6.259	(1.389)	6.939	2.344	(0.643)	6.225
Less dividends and distributions from:
Net investment income	—	(0.371)	(0.353)	(0.438)	(0.463)	(0.530)
Net realized gain	—	(3.953)	(4.339)	(5.111)	(5.082)	(2.346)
Total dividends and distributions	—	(4.324)	(4.692)	(5.549)	(5.545)	(2.876)
Net asset value, end of period	$ 39.489	$ 33.230	$ 38.943	$ 36.696	$ 39.901	$ 46.089
Total return[3]	18.84%	(4.89%)	19.77%	6.27%	(1.01%)	14.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 92,476	$ 80,171	$ 90,382	$83,506	$ 85,440	$ 88,997
Ratio of expenses to average net assets	0.81%	0.81%	0.80%	0.79%	0.77%	0.77%
Ratio of net investment income to average net assets	1.02%	0.91%	0.94%	1.16%	1.07%	0.96%
Portfolio turnover	9%	13%	25%	27%	20%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification
LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$19,419
Legal	4,000
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $26,856 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$215,159
Distribution fees payable to LFD	26,020
Printing and mailing fees payable to Lincoln Life	29,412
Shareholder servicing fees payable to Lincoln Life	16,349
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2019, the Fund did not engage in any 17a-7 securities purchases or sales.
LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$62,390,317
Sales	96,178,774
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$424,633,265
Aggregate unrealized appreciation of investments	$282,723,847
Aggregate unrealized depreciation of investments	(8,732,535)
Net unrealized appreciation of investments	$273,991,312
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$691,495,635	$—	$—	$691,495,635
Money Market Fund	7,128,942	—	—	7,128,942
Total Investments	$698,624,577	$—	$—	$698,624,577
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	59,126	146,338
Service Class	97,175	212,477
Shares reinvested:
Standard Class	—	1,785,250
Service Class	—	250,973
	156,301	2,395,038
Shares redeemed:
Standard Class	(1,141,638)	(2,144,599)
Service Class	(167,972)	(371,661)
	(1,309,610)	(2,516,260)
Net decrease	(1,153,309)	(121,222)
5. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Social Awareness Fund–12

LVIP Delaware Special Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Delaware Special Opportunities Fund

LVIP Delaware Special Opportunities Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Special Opportunities Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,192.80	0.47%	$2.56
Service Class Shares	1,000.00	1,190.70	0.82%	4.45
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.50	0.47%	$2.36
Service Class Shares	1,000.00	1,020.70	0.82%	4.11

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.77%
Aerospace & Defense	1.00%
Airlines	0.88%
Auto Components	0.62%
Banks	8.18%
Building Products	0.54%
Capital Markets	3.34%
Chemicals	4.90%
Commercial Services & Supplies	1.26%
Construction & Engineering	2.42%
Consumer Finance	1.77%
Containers & Packaging	2.63%
Diversified Consumer Services	1.06%
Electric Utilities	1.74%
Electronic Equipment, Instruments & Components	3.43%
Energy Equipment & Services	0.72%
Entertainment	0.66%
Equity Real Estate Investment Trusts	10.35%
Food & Staples Retailing	0.93%
Food Products	1.69%
Health Care Equipment & Supplies	1.95%
Health Care Providers & Services	1.73%
Hotels, Restaurants & Leisure	1.84%
Household Durables	1.57%
Insurance	8.54%
IT Services	3.25%
Leisure Products	0.76%
Life Sciences Tools & Services	1.10%
Machinery	5.04%
Media	1.84%
Multiline Retail	1.03%
Multi-Utilities	5.47%
Oil, Gas & Consumable Fuels	5.17%
Professional Services	0.73%
Road & Rail	1.34%
Semiconductors & Semiconductor Equipment	2.15%
Software	3.47%
Technology Hardware, Storage & Peripherals	0.34%
Textiles, Apparel & Luxury Goods	1.28%
Trading Companies & Distributors	2.05%
Money Market Fund	0.00%
Discounted Commercial Paper	1.50%
Total Investments	100.27%
Liabilities Net of Receivables and Other Assets	(0.27%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Synopsys	3.19%
Raymond James Financial	2.74%
ITT	2.16%
East West Bancorp	2.15%
Public Service Enterprise Group	2.13%
Comerica	1.93%
KBR	1.93%
Hess	1.80%
Synchrony Financial	1.77%
American Financial Group	1.74%
Total	21.54%

IT–Information Technology

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.77%
Aerospace & Defense–1.00%
Spirit AeroSystems Holdings Class A	77,300	$ 6,289,901
		6,289,901
Airlines–0.88%
Southwest Airlines	108,500	5,509,630
		5,509,630
Auto Components–0.62%
BorgWarner	92,200	3,870,556
		3,870,556
Banks–8.18%
Comerica	167,200	12,145,408
East West Bancorp	288,800	13,507,176
First Hawaiian	270,660	7,001,974
Hancock Whitney	198,700	7,959,922
KeyCorp	610,300	10,832,825
		51,447,305
Building Products–0.54%
Johnson Controls International	82,595	3,411,999
		3,411,999
Capital Markets–3.34%
Affiliated Managers Group	40,600	3,740,884
Raymond James Financial	203,950	17,243,973
		20,984,857
Chemicals–4.90%
†Axalta Coating Systems	144,900	4,313,673
Celanese Class A	85,700	9,238,460
Chemours	134,400	3,225,600
Huntsman	340,300	6,955,732
WR Grace & Co.	92,900	7,070,619
		30,804,084
Commercial Services & Supplies–1.26%
Brink's	97,800	7,939,404
		7,939,404
Construction & Engineering–2.42%
†AECOM	185,800	7,032,530
Quanta Services	214,900	8,207,031
		15,239,561
Consumer Finance–1.77%
Synchrony Financial	320,500	11,111,735
		11,111,735
Containers & Packaging–2.63%
†Berry Global Group	137,082	7,209,142
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Graphic Packaging Holding	669,300	$ 9,356,814
		16,565,956
Diversified Consumer Services–1.06%
Service Corp. International	142,300	6,656,794
		6,656,794
Electric Utilities–1.74%
Edison International	94,900	6,397,209
IDACORP	45,300	4,549,479
		10,946,688
Electronic Equipment, Instruments & Components–3.43%
Avnet	169,700	7,682,319
†Flex	572,000	5,474,040
†Keysight Technologies	94,050	8,446,631
		21,602,990
Energy Equipment & Services–0.72%
Patterson-UTI Energy	395,600	4,553,356
		4,553,356
Entertainment–0.66%
Cinemark Holdings	114,800	4,144,280
		4,144,280
Equity Real Estate Investment Trusts–10.35%
Apartment Investment & Management Class A	162,880	8,163,546
Brandywine Realty Trust	431,800	6,183,376
Equity Residential	90,100	6,840,392
Highwoods Properties	140,400	5,798,520
Host Hotels & Resorts	456,000	8,308,320
Kimco Realty	369,100	6,820,968
Life Storage	80,700	7,672,956
VEREIT	1,010,500	9,104,605
Welltower	76,500	6,237,045
		65,129,728
Food & Staples Retailing–0.93%
†U.S. Foods Holding	164,200	5,871,792
		5,871,792
Food Products–1.69%
Conagra Brands	188,000	4,985,760
Tyson Foods Class A	70,200	5,667,948
		10,653,708
Health Care Equipment & Supplies–1.95%
Becton Dickinson & Co.	14,300	3,603,743
Zimmer Biomet Holdings	73,700	8,677,438
		12,281,181
Health Care Providers & Services–1.73%
AmerisourceBergen	48,000	4,092,480
LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics	66,900	$ 6,811,089
		10,903,569
Hotels, Restaurants & Leisure–1.84%
Darden Restaurants	43,300	5,270,909
Marriott International Class A	44,840	6,290,604
		11,561,513
Household Durables–1.57%
DR Horton	129,433	5,582,445
†Mohawk Industries	29,000	4,276,630
		9,859,075
Insurance–8.54%
Allstate	77,200	7,850,468
American Financial Group	106,950	10,959,166
Assurant	61,200	6,510,456
Hartford Financial Services Group	137,700	7,672,644
Reinsurance Group of America	69,900	10,906,497
Torchmark	110,050	9,845,073
		53,744,304
IT Services–3.25%
DXC Technology	58,700	3,237,305
†Fiserv	55,500	5,059,380
KBR	486,400	12,130,816
		20,427,501
Leisure Products–0.76%
Hasbro	44,900	4,745,032
		4,745,032
Life Sciences Tools & Services–1.10%
Agilent Technologies	92,700	6,921,909
		6,921,909
Machinery–5.04%
Allison Transmission Holdings	105,900	4,908,465
†Gates Industrial	326,400	3,724,224
ITT	207,600	13,593,648
Stanley Black & Decker	65,700	9,500,877
		31,727,214
Media–1.84%
Cable One	5,700	6,674,643
CBS Class B	98,500	4,915,150
		11,589,793
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–1.03%
†Dollar Tree	60,000	$ 6,443,400
		6,443,400
Multi-Utilities–5.47%
CMS Energy	184,400	10,678,604
Public Service Enterprise Group	227,900	13,405,078
WEC Energy Group	124,100	10,346,217
		34,429,899
Oil, Gas & Consumable Fuels–5.17%
Encana	1,082,386	5,552,640
Hess	178,300	11,334,531
Marathon Oil	746,000	10,600,660
SM Energy	282,000	3,530,640
†Whiting Petroleum	78,625	1,468,715
		32,487,186
Professional Services–0.73%
ManpowerGroup	47,500	4,588,500
		4,588,500
Road & Rail–1.34%
CSX	46,600	3,605,442
JB Hunt Transport Services	53,000	4,844,730
		8,450,172
Semiconductors & Semiconductor Equipment–2.15%
†Qorvo	48,500	3,230,585
Teradyne	214,200	10,262,322
		13,492,907
Software–3.47%
Citrix Systems	18,200	1,786,148
LogMeIn	1	74
†Synopsys	155,700	20,037,033
		21,823,255
Technology Hardware, Storage & Peripherals–0.34%
Western Digital	45,300	2,154,015
		2,154,015
Textiles, Apparel & Luxury Goods–1.28%
PVH	41,400	3,918,096
VF	47,600	4,157,860
		8,075,956
Trading Companies & Distributors–2.05%
†HD Supply Holdings	162,200	6,533,416
†United Rentals	48,000	6,366,240
		12,899,656
Total Common Stock (Cost $436,185,911)		621,340,361

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	4,161	$ 4,161
Total Money Market Fund (Cost $4,161)		4,161

	Principal Amount	Value (U.S. $)
SHORT-TERM INVESTMENT–1.50%
DISCOUNTED COMMERCIAL PAPER–1.50%
Deutsche Bank AG 2.41% 7/1/19	9,425,000	$ 9,425,000
		9,425,000
Total Short-Term Investment (Cost $9,425,000)		9,425,000

TOTAL INVESTMENTS–100.27% (Cost $445,615,072)	630,769,522
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(1,711,979)
NET ASSETS APPLICABLE TO 16,632,889 SHARES OUTSTANDING–100.00%	$629,057,543
NET ASSET VALUE PER SHARE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS ($485,794,149 / 12,825,926 Shares)	$37.876
NET ASSET VALUE PER SHARE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS ($143,263,394 / 3,806,963 Shares)	$37.632
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$361,230,390
Distributable earnings/(accumulated loss)	267,827,153
TOTAL NET ASSETS	$629,057,543

† Non-income producing.
★ Includes $4,105,152 payable for securities purchased, $306,713 payable for fund share redeemed, $49,462 other accrued expenses payable and $280,814 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,202,141
Interest	78,784
Foreign Taxes Withheld	(6,088)
6,274,837
EXPENSES:
Management fees	1,195,669
Distribution fees-Service Class	234,541
Shareholder servicing fees	88,737
Accounting and administration expenses	63,108
Reports and statements to shareholders	40,681
Professional fees	17,364
Trustees’ fees and expenses	9,065
Consulting fees	1,024
Pricing fees	682
Custodian fees	570
Other	13,251
Total operating expenses	1,664,692
NET INVESTMENT INCOME	4,610,145
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	7,740,584
Net change in unrealized appreciation (depreciation) of investments	92,070,538
NET REALIZED AND UNREALIZED GAIN	99,811,122
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,421,267
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Special Opportunities Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,610,145	$ 7,149,616
Net realized gain	7,740,584	71,546,025
Net change in unrealized appreciation (depreciation)	92,070,538	(173,556,776)
Net increase (decrease) in net assets resulting from operations	104,421,267	(94,861,135)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(55,197,084)
Service Class	—	(13,516,043)
	—	(68,713,127)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,083,816	14,075,298
Service Class	14,422,692	30,181,233
Reinvestment of dividends and distributions:
Standard Class	—	55,197,084
Service Class	—	13,516,043
	20,506,508	112,969,658
Cost of shares redeemed:
Standard Class	(34,009,031)	(77,467,407)
Service Class	(8,967,199)	(19,497,740)
	(42,976,230)	(96,965,147)
Increase (decrease) in net assets derived from capital share transactions	(22,469,722)	16,004,511
NET INCREASE (DECREASE) IN NET ASSETS	81,951,545	(147,569,751)
NET ASSETS:
Beginning of period	547,105,998	694,675,749
End of period	$629,057,543	$ 547,105,998
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Special Opportunities Fund–6

LVIP Delaware Special Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Special Opportunities Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 31.753	$ 41.502	$ 39.082	$ 38.441	$ 41.904	$ 41.371
Income (loss) from investment operations:
Net investment income[2]	0.287	0.462	0.492	0.594	0.509	0.471
Net realized and unrealized gain (loss)	5.836	(5.856)	6.066	6.596	(0.451)	2.651
Total from investment operations	6.123	(5.394)	6.558	7.190	0.058	3.122
Less dividends and distributions from:
Net investment income	—	(0.514)	(0.524)	(0.623)	(0.502)	(0.564)
Net realized gain	—	(3.841)	(3.614)	(5.926)	(3.019)	(2.025)
Total dividends and distributions	—	(4.355)	(4.138)	(6.549)	(3.521)	(2.589)
Net asset value, end of period	$ 37.876	$ 31.753	$ 41.502	$ 39.082	$ 38.441	$ 41.904
Total return[3]	19.28%	(14.75%)	17.75%	20.41%	0.26%	7.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$485,794	$ 431,527	$569,673	$536,639	$497,273	$561,547
Ratio of expenses to average net assets	0.47%	0.46%	0.45%	0.44%	0.44%	0.43%
Ratio of net investment income to average net assets	1.58%	1.15%	1.21%	1.54%	1.21%	1.10%
Portfolio turnover	4%	20%	15%	16%	19%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Special Opportunities Fund–7

LVIP Delaware Special Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Special Opportunities Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 31.604	$ 41.324	$ 38.939	$ 38.341	$ 41.801	$ 41.280
Income (loss) from investment operations:
Net investment income[2]	0.223	0.318	0.347	0.457	0.359	0.320
Net realized and unrealized gain (loss)	5.805	(5.809)	6.033	6.556	(0.445)	2.641
Total from investment operations	6.028	(5.491)	6.380	7.013	(0.086)	2.961
Less dividends and distributions from:
Net investment income	—	(0.388)	(0.381)	(0.489)	(0.355)	(0.415)
Net realized gain	—	(3.841)	(3.614)	(5.926)	(3.019)	(2.025)
Total dividends and distributions	—	(4.229)	(3.995)	(6.415)	(3.374)	(2.440)
Net asset value, end of period	$ 37.632	$ 31.604	$ 41.324	$ 38.939	$ 38.341	$ 41.801
Total return[3]	19.07%	(15.04%)	17.34%	19.98%	(0.09%)	7.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143,263	$ 115,579	$125,003	$102,044	$ 86,414	$88,093
Ratio of expenses to average net assets	0.82%	0.81%	0.80%	0.79%	0.79%	0.78%
Ratio of net investment income to average net assets	1.23%	0.80%	0.86%	1.19%	0.86%	0.75%
Portfolio turnover	4%	20%	15%	16%	19%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Special Opportunities Fund–8

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Special Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the
LVIP Delaware Special Opportunities Fund–9

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$17,472
Legal	3,599
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $26,582 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$197,656
Distribution fees payable to LFD	39,993
Printing and mailing fees payable to Lincoln Life	28,508
Shareholder servicing fees payable to Lincoln Life	14,657
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$24,147,569
Sales	35,633,233
LVIP Delaware Special Opportunities Fund–10

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$445,615,072
Aggregate unrealized appreciation of investments	$230,311,069
Aggregate unrealized depreciation of investments	(45,156,619)
Net unrealized appreciation of investments	$185,154,450
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$621,340,361	$ —	$—	$621,340,361
Money Market Fund	4,161	—	—	4,161
Short-Term Investment	—	9,425,000	—	9,425,000
Total Investments	$621,344,522	$9,425,000	$—	$630,769,522
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	168,957	354,279
Service Class	394,787	766,345
Shares reinvested:
Standard Class	—	1,429,221
Service Class	—	351,012
	563,744	2,900,857
Shares redeemed:
Standard Class	(932,985)	(1,919,872)
Service Class	(244,965)	(485,143)
	(1,177,950)	(2,405,015)
Net increase (decrease)	(614,206)	495,842
LVIP Delaware Special Opportunities Fund–11

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)
5. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Special Opportunities Fund–12

LVIP Delaware Wealth Builder Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Delaware Wealth Builder Fund

LVIP Delaware Wealth Builder Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Wealth Builder Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,101.60	0.71%	$3.70
Service Class Shares	1,000.00	1,100.20	0.96%	5.00
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.30	0.71%	$3.56
Service Class Shares	1,000.00	1,020.00	0.96%	4.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	44.18%
U.S. Markets	36.76%
Aerospace & Defense	2.54%
Automobiles	0.87%
Banks	2.31%
Beverages	0.09%
Biotechnology	1.36%
Capital Markets	0.97%
Chemicals	0.97%
Communications Equipment	0.86%
Diversified Telecommunication Services	2.81%
Electric Utilities	1.18%
Energy Equipment & Services	0.76%
Equity Real Estate Investment Trusts	4.25%
Food Products	2.19%
Health Care Providers & Services	2.68%
Household Durables	0.59%
Household Products	0.56%
Industrial Conglomerates	0.46%
Insurance	1.63%
IT Services	0.78%
Mortgage Real Estate Investment Trusts (REITs)	0.06%
Multiline Retail	1.00%
Oil, Gas & Consumable Fuels	2.06%
Pharmaceuticals	2.96%
Real Estate Management & Development	0.01%
Semiconductors & Semiconductor Equipment	2.16%
Software	0.65%
Developed Markets	7.42%
Auto Components	0.10%
Banks	0.02%
Beverages	0.09%
Chemicals	0.15%
Commercial Services & Supplies	0.29%
Diversified Telecommunication Services	0.12%
Equity Real Estate Investment Trusts	0.03%
Food & Staples Retailing	0.19%
Food Products	0.33%
Health Care Providers & Services	0.13%
Hotels, Restaurants & Leisure	0.12%
Machinery	0.21%
Media	0.11%
Multiline Retail	0.10%
Multi-Utilities	0.64%
Oil, Gas & Consumable Fuels	2.15%
Personal Products	0.03%
Security Type/Sector	Percentage of Net Assets
Pharmaceuticals	1.53%
Real Estate Management & Development	0.03%
Specialty Retail	0.08%
Textiles, Apparel & Luxury Goods	0.29%
Tobacco	0.61%
Wireless Telecommunication Services	0.07%
Agency Collateralized Mortgage Obligations	0.29%
Agency Commercial Mortgage-Backed Securities	0.88%
Agency Mortgage-Backed Securities	8.54%
Corporate Bonds	21.71%
Advertising	0.08%
Aerospace & Defense	0.42%
Airlines	0.03%
Apparel	0.06%
Auto Manufacturers	0.40%
Banks	3.57%
Beverages	0.27%
Biotechnology	0.02%
Building Materials	0.20%
Chemicals	0.25%
Commercial Services	0.34%
Computers	0.12%
Distribution/Wholesale	0.06%
Diversified Financial Services	0.90%
Electric	2.34%
Entertainment	0.26%
Environmental Control	0.39%
Food	0.54%
Food Service	0.08%
Forest Products & Paper	0.09%
Gas	0.19%
Health Care Products	0.06%
Health Care Services	0.49%
Home Builders	0.09%
Insurance	0.73%
Internet	0.16%
Iron & Steel	0.05%
Leisure Time	0.07%
Lodging	0.22%
Machinery Diversified	0.07%
Media	1.98%
Metal Fabricate & Hardware	0.07%
Mining	0.34%
Miscellaneous Manufacturing	0.20%
Office Business Equipment	0.01%
Oil & Gas	0.70%
Oil & Gas Services	0.11%
Packaging & Containers	0.18%

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Pharmaceuticals	0.76%
Pipelines	1.28%
Real Estate Investment Trusts	0.62%
Retail	0.43%
Semiconductors	0.73%
Software	0.31%
Telecommunications	0.96%
Transportation	0.09%
Trucking & Leasing	0.39%
Municipal Bonds	4.68%
Non-Agency Asset-Backed Securities	2.13%
Non-Agency Collateralized Mortgage Obligations	0.34%
Non-Agency Commercial Mortgage-Backed Securities	2.84%
U.S. Treasury Obligations	9.49%
Exchange-Traded Funds	0.63%
Money Market Fund	0.04%
Short-Term Investment	3.50%
Total Investments	99.25%
Receivables and Other Assets Net of Liabilities	0.75%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
AT&T	1.46%
Verizon Communications	1.35%
Occidental Petroleum	1.28%
BB&T	1.24%
Broadcom	1.20%
Edison International	1.18%
Lockheed Martin	1.17%
AstraZeneca ADR	1.16%
Equity Residential	1.14%
TOTAL ADR	1.09%
Total	12.27%

Geography	Percentage of Net Assets
Australia	0.25%
Belgium	0.22%
Bermuda	0.05%
Canada	0.21%
Cayman Islands	1.06%
Chile	0.01%
Denmark	0.12%
France	1.96%
Germany	0.34%
Ireland	0.36%
Japan	0.61%
Mexico	0.01%
Netherlands	0.50%
Puerto Rico	0.06%
Spain	0.44%
Sweden	0.30%
Switzerland	0.78%
United Arab Emirates	0.07%
United Kingdom	4.43%
United States	83.30%
Total	95.08%

ADR–American Depositary Receipt
IT–Information Technology

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–44.19%
U.S. MARKETS–36.77%
Aerospace & Defense–2.54%
Boeing	1,331	$ 484,497
Lockheed Martin	5,500	1,999,470
United Technologies	14,200	1,848,840
		4,332,807
Automobiles–0.87%
Ford Motor	145,300	1,486,419
		1,486,419
Banks–2.31%
BB&T	43,300	2,127,329
Wells Fargo & Co.	38,500	1,821,820
		3,949,149
Beverages–0.09%
Coca-Cola	2,940	149,705
		149,705
Biotechnology–1.36%
AbbVie	18,500	1,345,320
Amgen	5,300	976,684
		2,322,004
Capital Markets–0.97%
Bank of New York Mellon	26,000	1,147,900
Blackstone Group	11,479	509,897
		1,657,797
Chemicals–0.97%
†Corteva	10,800	319,356
†Dow	10,800	532,548
DuPont de Nemours	10,800	810,756
		1,662,660
Communications Equipment–0.86%
Cisco Systems	26,700	1,461,291
		1,461,291
Diversified Telecommunication Services–2.81%
AT&T	74,237	2,487,682
Verizon Communications	40,443	2,310,508
		4,798,190
Electric Utilities–1.18%
Edison International	29,800	2,008,818
		2,008,818
Energy Equipment & Services–0.76%
Halliburton	57,300	1,303,002
		1,303,002
Equity Real Estate Investment Trusts–4.25%
American Tower	225	46,001
AvalonBay Communities	1,225	248,895
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Boston Properties	1,231	$ 158,799
Camden Property Trust	2,200	229,658
Cousins Properties	2,862	103,519
CubeSmart	4,250	142,120
Duke Realty	2,950	93,250
Equinix	725	365,610
Equity LifeStyle Properties	1,450	175,943
Equity Residential	25,639	1,946,513
Essex Property Trust	525	153,263
Extra Space Storage	1,174	124,561
First Industrial Realty Trust	2,375	87,258
HCP	3,175	101,536
Host Hotels & Resorts	4,952	90,225
Hudson Pacific Properties	2,075	69,035
Invitation Homes	6,578	175,830
Kilroy Realty	1,880	138,763
Kimco Realty	3,650	67,452
MGM Growth Properties Class A	2,050	62,833
Mid-America Apartment Communities	804	94,679
National Retail Properties	2,775	147,103
Park Hotels & Resorts	3,125	86,125
Physicians Realty Trust	1,825	31,828
Prologis	5,467	437,907
Regency Centers	1,732	115,594
Retail Properties of America Class A	1,541	18,122
RLJ Lodging Trust	2,700	47,898
†SBA Communications	279	62,730
Simon Property Group	1,908	304,822
SITE Centers	2,389	31,630
STORE Capital	4,925	163,461
Sun Communities	1,575	201,899
UDR	4,475	200,883
Ventas	1,375	93,981
VEREIT	18,375	165,559
VICI Properties	3,938	86,794
Vornado Realty Trust	725	46,473
Welltower	4,250	346,502
		7,265,054
Food Products–2.19%
Archer-Daniels-Midland	21,200	864,960
Conagra Brands	41,200	1,092,624
Kraft Heinz	27,933	867,040
Mondelez International Class A	17,100	921,690
		3,746,314
Health Care Providers & Services–2.68%
†Brookdale Senior Living	164,404	1,185,353
Cardinal Health	29,200	1,375,320
LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services (continued)
CVS Health	16,908	$ 921,317
Quest Diagnostics	10,800	1,099,548
		4,581,538
Household Durables–0.59%
Whirlpool	7,100	1,010,756
		1,010,756
Household Products–0.56%
Procter & Gamble	8,800	964,920
		964,920
Industrial Conglomerates–0.46%
Honeywell International	4,452	777,275
		777,275
Insurance–1.63%
American International Group	34,600	1,843,488
Arthur J. Gallagher & Co.	10,800	945,972
		2,789,460
IT Services–0.78%
International Business Machines	8,800	1,213,520
Sabre	5,119	113,642
		1,327,162
Mortgage Real Estate Investment Trusts (REITs)–0.06%
Blackstone Mortgage Trust Class A	3,000	106,740
		106,740
Multiline Retail–1.00%
Target	19,700	1,706,217
		1,706,217
Oil, Gas & Consumable Fuels–2.07%
Enterprise Products Partners	5,295	152,867
Occidental Petroleum	43,300	2,177,124
Williams	42,700	1,197,308
		3,527,299
Pharmaceuticals–2.96%
Johnson & Johnson	9,862	1,373,579
Merck & Co.	21,800	1,827,930
Pfizer	42,795	1,853,880
		5,055,389
Real Estate Management & Development–0.01%
†Cushman & Wakefield	1,313	23,476
		23,476
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment–2.16%
Broadcom	7,100	$ 2,043,806
Intel	34,296	1,641,749
		3,685,555
Software–0.65%
Microsoft	8,233	1,102,893
		1,102,893
Total U.S. Markets (Cost $53,898,805)		62,801,890
§DEVELOPED MARKETS–7.42%
Auto Components–0.10%
Bridgestone	4,500	177,520
		177,520
Banks–0.02%
BNP Paribas	677	32,093
		32,093
Beverages–0.09%
Asahi Group Holdings	1,100	49,521
Diageo	1,280	55,091
Kirin Holdings	2,100	45,344
		149,956
Chemicals–0.15%
Air Liquide	1,790	250,364
		250,364
Commercial Services & Supplies–0.29%
G4S	75,000	198,423
Secom	800	68,936
Securitas Class B	13,200	231,693
		499,052
Diversified Telecommunication Services–0.12%
Orange	13,468	212,432
		212,432
Equity Real Estate Investment Trusts–0.03%
Assura	69,066	55,959
		55,959
Food & Staples Retailing–0.19%
Koninklijke Ahold Delhaize	8,721	195,784
Lawson	800	38,433
Seven & i Holdings	2,600	88,092
		322,309
Food Products–0.33%
Danone	2,940	248,937
Kerry Group Class A	458	54,683

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food Products (continued)
Nestle	2,440	$ 252,594
		556,214
Health Care Providers & Services–0.13%
Fresenius Medical Care & Co.	2,780	218,322
		218,322
Hotels, Restaurants & Leisure–0.12%
Sodexo	1,680	196,382
		196,382
Machinery–0.21%
Makita	6,000	204,855
SKF Class B	8,455	155,651
		360,506
Media–0.11%
Publicis Groupe	3,586	189,272
		189,272
Multiline Retail–0.10%
Next	2,380	166,664
		166,664
Multi-Utilities–0.64%
National Grid ADR	20,400	1,084,872
		1,084,872
Oil, Gas & Consumable Fuels–2.15%
Royal Dutch Shell Class B ADR	27,600	1,814,424
TOTAL ADR	33,400	1,863,386
		3,677,810
Personal Products–0.03%
Kao	600	45,783
		45,783
Pharmaceuticals–1.53%
Astellas Pharma	10,000	142,508
AstraZeneca ADR	47,800	1,973,184
Mitsubishi Tanabe Pharma	6,500	72,336
Novo Nordisk Class B	4,150	211,970
Roche Holding	760	213,703
		2,613,701
Real Estate Management & Development–0.03%
Grainger	16,005	49,919
		49,919
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Specialty Retail–0.08%
Hennes & Mauritz Class B	7,950	$ 141,241
		141,241
Textiles, Apparel & Luxury Goods–0.29%
adidas	655	202,638
LVMH Moet Hennessy Louis Vuitton	335	142,417
Swatch Group	545	156,231
		501,286
Tobacco–0.61%
British American Tobacco ADR	30,031	1,047,181
		1,047,181
Wireless Telecommunication Services–0.07%
KDDI	4,800	122,144
		122,144
Total Developed Markets (Cost $12,233,080)		12,670,982
Total Common Stock (Cost $66,131,885)		75,472,872

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.29%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	26	31
Fannie Mae REMICs
*•Series 2008-15 SB 4.20% (6.60% minus LIBOR01M) 8/25/36	15,050	2,969
*Series 2012-98 MI 3.00% 8/25/31	46,440	3,647
*Series 2013-26 ID 3.00% 4/25/33	45,961	5,490
*Series 2013-38 AI 3.00% 4/25/33	44,180	5,197
*Series 2013-7 EI 3.00% 10/25/40	42,027	3,831
*Series 2015-66 ID 3.50% 5/25/42	1,195,694	111,658
Series 2015-89 AZ 3.50% 12/25/45	7,934	8,204
Series 2016-30 CI 3.00% 5/25/36	56,623	6,606
*•Series 2016-62 SA 3.60% (6.00% minus LIBOR01M) 9/25/46	90,147	21,475
*Series 2017-11 EI 3.00% 3/25/42	80,368	7,691

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs
Series 4100 EI 3.00% 8/15/27	2,299,668	$ 182,375
*Series 4109 AI 3.00% 7/15/31	101,028	7,569
Series 4135 AI 3.50% 11/15/42	45,907	7,421
*Series 4146 IA 3.50% 12/15/32	39,232	5,177
*Series 4150 UI 3.50% 8/15/32	41,534	3,004
Series 4181 DI 2.50% 3/15/33	46,409	4,890
*Series 4185 LI 3.00% 3/15/33	48,169	5,774
*Series 4191 CI 3.00% 4/15/33	48,061	5,735
*Series 4342 CI 3.00% 11/15/33	46,074	4,365
*Series 4543 HI 3.00% 4/15/44	64,561	7,512
*Series 4625 BI 3.50% 6/15/46	83,158	12,003
Series 4667 LI 3.50% 10/15/43	72,270	6,368
GNMA
Series 2013-113 LY 3.00% 5/20/43	9,000	9,115
*Series 2015-142 AI 4.00% 2/20/44	36,220	2,758
Series 2015-74 CI 3.00% 10/16/39	51,621	5,236
*•Series 2016-108 SK 3.67% (6.05% minus LIBOR01M) 8/20/46	80,795	17,896
Series 2016-156 PB 2.00% 11/20/46	19,000	16,857
*Series 2016-163 XI 3.00% 10/20/46	70,289	7,491
Total Agency Collateralized Mortgage Obligations (Cost $562,230)		488,345
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.88%
♦Freddie Mac REMICs Series K058 A2 2.65% 8/25/26	35,000	35,656
•FREMF Mortgage Trust
Series 2011-K10 B 4.78% 11/25/49	400,000	409,483
Series 2011-K14 B 5.35% 2/25/47	20,000	20,936
Series 2011-K15 B 5.12% 8/25/44	10,000	10,480
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2012-K22 B 3.81% 8/25/45	35,000	$ 36,244
Series 2013-K24 B 3.62% 11/25/45	260,000	267,614
Series 2013-K712 B 3.45% 5/25/45	25,000	25,009
Series 2013-K713 B 3.26% 4/25/46	15,000	15,049
Series 2013-K713 C 3.26% 4/25/46	45,000	45,054
Series 2014-K717 B 3.75% 11/25/47	435,000	445,795
Series 2014-K717 C 3.75% 11/25/47	150,000	152,507
Series 2017-K71 B 3.88% 11/25/50	35,000	36,112
Total Agency Commercial Mortgage-Backed Securities (Cost $1,497,298)		1,499,939
AGENCY MORTGAGE-BACKED SECURITIES–8.54%
Fannie Mae 3.00% 10/1/47	241,687	241,889
•Fannie Mae ARM 4.59% (LIBOR12M + 1.83%) 8/1/35	995	1,045
Fannie Mae S.F. 20 yr
3.00% 12/1/37	424,359	432,185
3.00% 1/1/38	758,669	771,583
Fannie Mae S.F. 30 yr
3.00% 7/1/47	1,361,351	1,378,474
3.00% 2/1/48	646,455	659,168
3.00% 3/1/48	339,115	344,187
3.50% 2/1/48	1,030,295	1,064,784
3.50% 6/1/49	796,682	815,622
4.00% 4/1/49	697,296	721,130
4.50% 11/1/39	16,123	17,403
4.50% 6/1/40	19,093	20,486
4.50% 7/1/40	19,016	20,689
4.50% 8/1/40	4,665	5,005
4.50% 8/1/41	305,770	328,746
4.50% 10/1/43	301,694	323,904
4.50% 12/1/48	2,629,861	2,762,121
5.00% 7/1/47	393,146	426,237
5.50% 5/1/44	619,007	687,488
6.00% 7/1/41	222,069	251,836
Freddie Mac S.F. 30 yr
3.00% 8/1/48	158,457	161,037
3.00% 12/1/48	299,720	302,635
3.50% 11/1/48	1,227,612	1,274,406
4.50% 4/1/39	2,161	2,323
4.50% 5/1/40	97,305	105,048
4.50% 7/1/42	27,375	29,415
4.50% 8/1/44	7,341	7,889
4.50% 7/1/45	133,858	143,832

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 8/1/48	838,873	$ 891,486
5.00% 12/1/44	266,319	289,383
5.50% 9/1/41	22,018	24,456
GNMA II S.F. 30 yr
5.50% 5/20/37	4,825	5,138
6.00% 2/20/39	6,073	6,578
6.00% 10/20/39	24,863	27,599
6.00% 2/20/40	25,384	27,822
6.00% 4/20/46	8,874	10,109
Total Agency Mortgage-Backed Securities (Cost $14,334,097)		14,583,138
CORPORATE BONDS–21.71%
Advertising–0.08%
Lamar Media
5.38% 1/15/24	30,000	31,012
5.75% 2/1/26	105,000	110,775
		141,787
Aerospace & Defense–0.42%
Bombardier 6.00% 10/15/22	80,000	80,743
Northrop Grumman
2.55% 10/15/22	95,000	95,234
3.25% 8/1/23	130,000	134,545
TransDigm 6.25% 3/15/26	45,000	47,475
United Technologies
3.65% 8/16/23	290,000	303,920
4.13% 11/16/28	55,000	60,474
		722,391
Airlines–0.03%
♦United Airlines Pass Through Trust
3.75% 3/3/28	36,065	37,536
4.00% 10/11/27	15,565	16,382
		53,918
Apparel–0.06%
Levi Strauss & Co. 5.00% 5/1/25	90,000	93,600
		93,600
Auto Manufacturers–0.40%
Allison Transmission 5.88% 6/1/29	135,000	142,425
Daimler Finance North America 3.45% 1/6/27	150,000	154,202
General Motors 6.75% 4/1/46	20,000	22,605
General Motors Financial
4.35% 4/9/25	75,000	77,422
5.25% 3/1/26	265,000	284,483
		681,137
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–3.57%
Banco Santander
2.71% 6/27/24	200,000	$ 200,380
3.31% 6/27/29	200,000	201,662
μBank of America
3.12% (LIBOR03M + 1.16%) 1/20/23	715,000	725,968
3.46% 3/15/25	40,000	41,547
6.50% 10/29/49	155,000	170,998
Branch Banking & Trust 2.85% 4/1/21	390,000	393,710
Compass Bank 2.88% 6/29/22	250,000	252,211
μCredit Suisse Group
3.87% 1/12/29	475,000	490,087
6.25% 12/29/49	200,000	208,875
Fifth Third Bancorp
3.65% 1/25/24	110,000	115,666
3.95% 3/14/28	85,000	91,684
Goldman Sachs Group 6.00% 6/15/20	180,000	186,019
Huntington Bancshares 2.30% 1/14/22	50,000	50,020
μJPMorgan Chase & Co.
3.70% 5/6/30	45,000	47,486
4.02% 12/5/24	215,000	228,630
KeyBank 3.40% 5/20/26	250,000	256,691
Morgan Stanley
μ3.78% (LIBOR03M + 1.22%) 5/8/24	100,000	101,459
μ4.43% 1/23/30	15,000	16,607
5.00% 11/24/25	225,000	249,285
5.50% 1/26/20	100,000	101,732
PNC Financial Services Group 3.45% 4/23/29	255,000	268,511
Popular 6.13% 9/14/23	95,000	101,056
μRoyal Bank of Scotland Group 8.63% 8/15/21	200,000	216,050
Santander UK 5.00% 11/7/23	200,000	211,353
State Street
3.10% 5/15/23	25,000	25,686
3.30% 12/16/24	350,000	366,653
SunTrust Bank
2.70% 1/27/22	230,000	231,764
3.00% 2/2/23	5,000	5,104
4.00% 5/1/25	55,000	58,939
US Bancorp
3.10% 4/27/26	65,000	66,461
3.38% 2/5/24	185,000	193,710
μUSB Capital IX 3.62% (LIBOR03M + 1.02%) 10/29/49	275,000	225,231
		6,101,235

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.27%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	345,000	$ 363,049
4.75% 1/23/29	10,000	11,361
Cott Holdings 5.50% 4/1/25	90,000	92,025
		466,435
Biotechnology–0.02%
Gilead Sciences 4.15% 3/1/47	35,000	36,654
		36,654
Building Materials–0.20%
Boise Cascade 5.63% 9/1/24	80,000	82,000
Builders FirstSource 5.63% 9/1/24	90,000	93,098
Standard Industries 5.00% 2/15/27	160,000	162,400
		337,498
Chemicals–0.25%
Chemours 5.38% 5/15/27	70,000	67,025
Nutrien 4.00% 12/15/26	15,000	15,662
Olin
5.00% 2/1/30	85,000	84,571
5.13% 9/15/27	45,000	46,406
RPM International 4.55% 3/1/29	100,000	105,735
Tronox Finance 5.75% 10/1/25	65,000	63,294
Westlake Chemical 4.38% 11/15/47	40,000	37,759
		420,452
Commercial Services–0.34%
Ashtead Capital 5.25% 8/1/26	200,000	209,500
Avis Budget Car Rental 6.38% 4/1/24	23,000	24,208
Prime Security Services Borrower
5.75% 4/15/26	70,000	72,450
9.25% 5/15/23	46,000	48,395
Service Corp International 4.63% 12/15/27	55,000	56,375
United Rentals North America
5.50% 5/15/27	140,000	147,700
5.88% 9/15/26	20,000	21,375
		580,003
Computers–0.12%
International Business Machines
3.00% 5/15/24	105,000	107,908
3.30% 5/15/26	100,000	103,747
		211,655
Distribution/Wholesale–0.06%
HD Supply 5.38% 10/15/26	55,000	58,300
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Distribution/Wholesale (continued)
KAR Auction Services 5.13% 6/1/25	35,000	$ 35,788
		94,088
Diversified Financial Services–0.90%
AerCap Ireland Capital 4.45% 4/3/26	150,000	158,432
Ally Financial 5.75% 11/20/25	200,000	221,980
μE*TRADE Financial 5.88% 9/15/26	100,000	106,000
Intercontinental Exchange
3.45% 9/21/23	215,000	224,065
3.75% 9/21/28	15,000	16,186
International Lease Finance 8.63% 1/15/22	135,000	154,025
Jefferies Group
4.15% 1/23/30	70,000	67,167
6.45% 6/8/27	25,000	28,333
6.50% 1/20/43	15,000	16,314
Lazard Group
3.63% 3/1/27	40,000	40,468
3.75% 2/13/25	400,000	416,027
Nuveen Finance 4.13% 11/1/24	80,000	86,246
		1,535,243
Electric–2.34%
AES 5.50% 4/15/25	25,000	26,031
AES Gener 5.25% 8/15/21	13,000	13,598
Ausgrid Finance 3.85% 5/1/23	58,000	60,210
Avangrid 3.15% 12/1/24	55,000	56,119
Baltimore Gas & Electric 3.75% 8/15/47	155,000	158,559
Berkshire Hathaway Energy 3.75% 11/15/23	85,000	89,772
Calpine
5.25% 6/1/26	65,000	66,381
5.38% 1/15/23	30,000	30,423
5.75% 1/15/25	10,000	9,963
CenterPoint Energy
3.85% 2/1/24	240,000	251,619
4.25% 11/1/28	55,000	59,469
Cleveland Electric Illuminating
3.50% 4/1/28	140,000	142,263
5.50% 8/15/24	5,000	5,686
ComEd Financing III 6.35% 3/15/33	60,000	61,202
DTE Energy 3.80% 3/15/27	25,000	26,127
Entergy Louisiana 4.95% 1/15/45	20,000	21,157
Entergy Mississippi 2.85% 6/1/28	165,000	165,271
Evergy 4.85% 6/1/21	25,000	25,901

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Exelon
3.50% 6/1/22	45,000	$ 46,118
3.95% 6/15/25	15,000	15,935
FirstEnergy Transmission 4.55% 4/1/49	25,000	27,382
Interstate Power & Light 4.10% 9/26/28	185,000	200,817
Kansas City Power & Light 3.65% 8/15/25	65,000	68,736
LG&E & KU Energy 4.38% 10/1/21	115,000	119,226
Louisville Gas & Electric 4.25% 4/1/49	210,000	236,106
National Rural Utilities Cooperative Finance
2.85% 1/27/25	215,000	219,876
μ4.75% 4/30/43	60,000	58,972
μ5.25% 4/20/46	260,000	265,504
Nevada Power 2.75% 4/15/20	65,000	65,241
New York State Electric & Gas 3.25% 12/1/26	55,000	56,279
NextEra Energy Capital Holdings
2.90% 4/1/22	145,000	147,571
3.15% 4/1/24	95,000	97,737
μ5.65% 5/1/79	15,000	15,482
NV Energy 6.25% 11/15/20	45,000	47,331
PacifiCorp 3.50% 6/15/29	150,000	160,606
Pennsylvania Electic 5.20% 4/1/20	5,000	5,088
Southern California Edison
4.20% 3/1/29	65,000	69,271
4.88% 3/1/49	110,000	123,865
Southwestern Electric Power 4.10% 9/15/28	445,000	479,987
Trans-Allegheny Interstate Line 3.85% 6/1/25	25,000	26,450
Vistra Energy 8.00% 1/15/25	48,000	51,000
Vistra Operations 5.50% 9/1/26	115,000	121,756
		3,996,087
Entertainment–0.26%
AMC Entertainment Holdings 6.13% 5/15/27	115,000	102,925
Penn National Gaming 5.63% 1/15/27	135,000	133,650
Scientific Games International
8.25% 3/15/26	95,000	99,987
10.00% 12/1/22	95,000	99,987
		436,549
Environmental Control–0.39%
Advanced Disposal Services 5.63% 11/15/24	85,000	89,356
Covanta Holding 5.88% 7/1/25	90,000	93,938
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Waste Management
2.95% 6/15/24	65,000	$ 67,046
4.00% 7/15/39	110,000	118,073
4.15% 7/15/49	275,000	300,815
		669,228
Food–0.54%
JBS USA Finance
5.75% 6/15/25	70,000	73,062
6.50% 4/15/29	65,000	70,769
Lamb Weston Holdings
4.63% 11/1/24	30,000	31,238
4.88% 11/1/26	60,000	62,700
Mars
3.88% 4/1/39	20,000	21,217
3.95% 4/1/49	320,000	344,821
Pilgrim's Pride 5.75% 3/15/25	115,000	117,012
Post Holdings
5.00% 8/15/26	75,000	76,312
5.63% 1/15/28	60,000	61,875
5.75% 3/1/27	55,000	57,063
		916,069
Food Service–0.08%
Aramark Services
5.00% 2/1/28	85,000	87,656
5.13% 1/15/24	55,000	56,650
		144,306
Forest Products & Paper–0.09%
Georgia-Pacific 8.00% 1/15/24	125,000	154,529
		154,529
Gas–0.19%
AmeriGas Partners 5.88% 8/20/26	70,000	74,550
Brooklyn Union Gas 3.87% 3/4/29	230,000	246,807
		321,357
Health Care Products–0.06%
Hill-Rom Holdings
5.00% 2/15/25	30,000	31,050
5.75% 9/1/23	50,000	51,802
Hologic 4.63% 2/1/28	15,000	15,263
		98,115
Health Care Services–0.49%
Charles River Laboratories International 5.50% 4/1/26	135,000	142,398
Encompass Health
5.13% 3/15/23	10,000	10,225
5.75% 11/1/24	128,000	130,822
5.75% 9/15/25	5,000	5,219

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
HCA
5.38% 2/1/25	60,000	$ 64,913
5.88% 2/15/26	205,000	227,037
New York and Presbyterian Hospital 4.06% 8/1/56	40,000	43,737
Tenet Healthcare
5.13% 5/1/25	65,000	65,487
8.13% 4/1/22	45,000	47,363
Universal Health Services 5.00% 6/1/26	10,000	10,375
WellCare Health Plans 5.38% 8/15/26	90,000	95,625
		843,201
Home Builders–0.09%
Lennar
4.50% 4/30/24	25,000	26,344
4.75% 5/30/25	40,000	42,550
5.88% 11/15/24	25,000	27,500
PulteGroup 5.00% 1/15/27	50,000	52,615
		149,009
Insurance–0.73%
AXA Equitable Holdings 5.00% 4/20/48	45,000	46,504
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	55,548
HUB International 7.00% 5/1/26	140,000	142,275
Marsh & McLennan 4.38% 3/15/29	140,000	154,588
μMetLife 5.25% 12/29/49	355,000	359,624
μPrudential Financial 5.38% (LIBOR03M + 3.03%) 5/15/45	250,000	263,505
USIS Merger Sub 6.88% 5/1/25	125,000	124,063
Willis North America 4.50% 9/15/28	25,000	26,929
XLIT
μ5.05% (LIBOR03M + 2.46%) 10/29/49	30,000	28,846
5.50% 3/31/45	40,000	47,234
		1,249,116
Internet–0.16%
Netflix 5.88% 11/15/28	120,000	133,154
Zayo Group
5.75% 1/15/27	55,000	56,176
6.38% 5/15/25	85,000	87,015
		276,345
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.05%
Steel Dynamics 5.00% 12/15/26	80,000	$ 83,600
		83,600
Leisure Time–0.07%
Royal Caribbean Cruises 3.70% 3/15/28	110,000	110,911
		110,911
Lodging–0.22%
Boyd Gaming 6.38% 4/1/26	155,000	164,553
Hilton Worldwide Finance 4.88% 4/1/27	135,000	140,022
MGM Resorts International 5.75% 6/15/25	60,000	65,568
		370,143
Machinery Diversified–0.07%
Nvent Finance 4.55% 4/15/28	115,000	116,945
		116,945
Media–1.98%
AMC Networks 4.75% 8/1/25	110,000	111,512
CCO Holdings
5.13% 5/1/23	50,000	51,172
5.13% 5/1/27	65,000	67,461
5.38% 6/1/29	70,000	72,450
5.75% 2/15/26	10,000	10,513
5.88% 5/1/27	85,000	89,887
Charter Communications Operating
4.46% 7/23/22	190,000	199,717
5.05% 3/30/29	160,000	176,891
5.13% 7/1/49	60,000	61,503
Comcast 3.70% 4/15/24	335,000	355,790
CSC Holdings
5.25% 6/1/24	16,000	16,660
6.75% 11/15/21	65,000	69,713
7.75% 7/15/25	200,000	216,880
Discovery Communications
4.13% 5/15/29	230,000	239,755
5.20% 9/20/47	170,000	179,962
Fox
4.71% 1/25/29	75,000	83,973
5.58% 1/25/49	80,000	98,016
Gray Television 5.88% 7/15/26	100,000	104,000
Sinclair Television Group 5.13% 2/15/27	55,000	54,175
Sirius XM Radio
5.00% 8/1/27	165,000	168,490
5.38% 7/15/26	80,000	83,200
Time Warner Cable 7.30% 7/1/38	165,000	200,528
Time Warner Entertainment 8.38% 3/15/23	65,000	77,071

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Tribune Media 5.88% 7/15/22	55,000	$ 56,232
UPCB Finance IV 5.38% 1/15/25	200,000	206,062
Viacom 4.38% 3/15/43	130,000	127,436
Virgin Media Secured Finance 5.25% 1/15/26	200,000	205,692
		3,384,741
Metal Fabricate & Hardware–0.07%
Zekelman Industries 9.88% 6/15/23	120,000	126,750
		126,750
Mining–0.34%
μBHP Billiton Finance USA 6.25% 10/19/75	255,000	265,906
FMG Resources August 2006
4.75% 5/15/22	55,000	57,030
5.13% 5/15/24	45,000	46,856
Freeport-McMoRan
4.55% 11/14/24	50,000	51,238
6.88% 2/15/23	45,000	47,531
Hudbay Minerals 7.63% 1/15/25	40,000	41,500
Novelis 6.25% 8/15/24	72,000	75,669
		585,730
Miscellaneous Manufacturing–0.20%
General Electric
2.10% 12/11/19	70,000	69,711
5.55% 5/4/20	30,000	30,697
6.00% 8/7/19	56,000	56,185
Ingersoll-Rand Luxembourg Finance 3.80% 3/21/29	125,000	131,393
Koppers 6.00% 2/15/25	60,000	56,550
Parker-Hannifin 3.30% 11/21/24	5,000	5,195
		349,731
Office Business Equipment–0.01%
CDW Finance 5.00% 9/1/25	10,000	10,444
		10,444
Oil & Gas–0.70%
Antero Resources 5.63% 6/1/23	45,000	43,603
Chesapeake Energy
7.00% 10/1/24	65,000	58,581
8.00% 1/15/25	25,000	23,313
Hilcorp Energy I 5.00% 12/1/24	45,000	45,000
Marathon Oil 4.40% 7/15/27	250,000	265,474
Murphy Oil 6.88% 8/15/24	160,000	168,800
Newfield Exploration 5.38% 1/1/26	50,000	54,862
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Energy
3.90% 11/15/24	55,000	$ 57,424
4.95% 8/15/47	25,000	26,569
5.05% 11/15/44	20,000	21,307
Petroleos Mexicanos 6.75% 9/21/47	15,000	13,395
Precision Drilling 7.13% 1/15/26	135,000	131,287
QEP Resources
5.25% 5/1/23	95,000	91,912
5.63% 3/1/26	60,000	56,700
Southwestern Energy 7.75% 10/1/27	55,000	52,937
Transocean 9.00% 7/15/23	80,000	85,500
		1,196,664
Oil & Gas Services–0.11%
Schlumberger Holdings 4.30% 5/1/29	135,000	144,758
Transocean Proteus 6.25% 12/1/24	37,500	38,859
		183,617
Packaging & Containers–0.18%
BWAY Holding 5.50% 4/15/24	155,000	155,659
Crown Americas 4.75% 2/1/26	102,000	105,060
Owens-Brockway Glass Container 5.88% 8/15/23	35,000	37,880
		298,599
Pharmaceuticals–0.76%
Bausch Health 5.50% 11/1/25	135,000	141,244
Bristol-Myers Squibb
2.90% 7/26/24	80,000	81,930
4.25% 10/26/49	50,000	55,352
Bristol-Myers Squibb 4.13% 6/15/39	290,000	313,314
Cigna
μ3.49% (LIBOR03M + 0.89%) 7/15/23	55,000	54,991
4.13% 11/15/25	395,000	420,986
CVS Health
4.10% 3/25/25	215,000	226,911
5.05% 3/25/48	10,000	10,667
		1,305,395
Pipelines–1.28%
Cheniere Corpus Christi Holdings 5.13% 6/30/27	95,000	103,431
Cheniere Energy Partners 5.25% 10/1/25	60,000	62,250
Crestwood Midstream Partners 5.75% 4/1/25	75,000	76,313

LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Operating
5.25% 4/15/29	265,000	$ 296,344
6.25% 4/15/49	25,000	29,662
Energy Transfer Partners 6.00% 6/15/48	5,000	5,715
Energy Transfer Partners / Regency Energy Finance 5.00% 10/1/22	45,000	47,852
Enterprise Products Operating
3.13% 7/31/29	90,000	90,384
4.20% 1/31/50	193,000	198,197
Genesis Energy 6.75% 8/1/22	105,000	106,313
MPLX
4.80% 2/15/29	220,000	242,511
5.50% 2/15/49	150,000	170,614
NuStar Logistics 5.63% 4/28/27	70,000	70,788
ONEOK 7.50% 9/1/23	110,000	128,881
Sabine Pass Liquefaction
5.63% 3/1/25	155,000	173,718
5.75% 5/15/24	300,000	333,832
Targa Resources Partners
5.13% 2/1/25	25,000	25,938
5.38% 2/1/27	30,000	31,200
		2,193,943
Real Estate Investment Trusts–0.62%
Corporate Office Properties
3.60% 5/15/23	40,000	40,309
5.25% 2/15/24	40,000	42,892
Crown Castle International
3.80% 2/15/28	140,000	145,521
4.30% 2/15/29	55,000	59,483
5.25% 1/15/23	70,000	76,165
CubeSmart 3.13% 9/1/26	50,000	49,487
CyrusOne 5.38% 3/15/27	50,000	52,750
ESH Hospitality 5.25% 5/1/25	90,000	92,363
Hospitality Properties Trust 4.50% 3/15/25	23,000	23,014
Iron Mountain US Holdings 5.38% 6/1/26	125,000	126,094
MGM Growth Properties Operating Partnership LP 5.75% 2/1/27	35,000	37,756
SBA Communications 4.88% 9/1/24	140,000	144,725
UDR 4.00% 10/1/25	155,000	164,897
		1,055,456
Retail–0.43%
Dollar Tree 3.70% 5/15/23	140,000	144,647
KFC Holding
5.00% 6/1/24	18,000	18,653
5.25% 6/1/26	93,000	97,765
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's
3.65% 4/5/29	75,000	$ 78,379
4.05% 5/3/47	20,000	19,878
4.55% 4/5/49	160,000	172,044
Murphy Oil USA 5.63% 5/1/27	135,000	141,075
Penske Automotive Group 5.50% 5/15/26	55,000	57,544
		729,985
Semiconductors–0.73%
Broadcom
3.13% 4/15/21	225,000	226,533
3.50% 1/15/28	80,000	76,021
4.25% 4/15/26	40,000	40,629
Microchip Technology
3.92% 6/1/21	165,000	168,038
4.33% 6/1/23	75,000	78,275
NXP
4.13% 6/1/21	200,000	205,120
4.30% 6/18/29	35,000	36,110
4.88% 3/1/24	190,000	203,864
Sensata Technologies UK Financing 6.25% 2/15/26	200,000	213,500
		1,248,090
Software–0.31%
CDK Global
5.00% 10/15/24	85,000	89,250
5.88% 6/15/26	54,000	57,308
First Data 5.75% 1/15/24	60,000	61,800
Fiserv 3.80% 10/1/23	20,000	21,052
Infor US 6.50% 5/15/22	70,000	71,495
Oracle 2.40% 9/15/23	90,000	90,186
SS&C Technologies 5.50% 9/30/27	140,000	145,512
		536,603
Telecommunications–0.96%
Altice France 7.38% 5/1/26	200,000	205,500
AT&T
4.35% 3/1/29	110,000	118,580
4.85% 7/15/45	95,000	101,909
CommScope Technologies 5.00% 3/15/27	35,000	30,625
Level 3 Financing 5.38% 5/1/25	100,000	103,500
Sprint
7.13% 6/15/24	100,000	106,280
7.88% 9/15/23	79,000	86,011
Telefonica Emisiones 5.52% 3/1/49	300,000	348,018
T-Mobile USA 6.50% 1/15/26	63,000	68,264
Verizon Communications
4.02% 12/3/29	55,000	59,601

LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications (continued)
4.50% 8/10/33	265,000	$ 298,795
4.52% 9/15/48	95,000	106,602
		1,633,685
Transportation–0.09%
FedEx 4.05% 2/15/48	95,000	91,491
XPO Logistics 6.13% 9/1/23	65,000	67,519
		159,010
Trucking & Leasing–0.39%
μAerCap Global Aviation Trust 6.50% 6/15/45	200,000	210,000
Aviation Capital Group
4.38% 1/30/24	70,000	73,768
4.88% 10/1/25	65,000	70,219
Avolon Holdings Funding
3.95% 7/1/24	130,000	133,358
4.38% 5/1/26	60,000	61,827
DAE Funding 5.75% 11/15/23	115,000	121,038
		670,210
Total Corporate Bonds (Cost $35,865,787)		37,080,259
MUNICIPAL BONDS–4.68%
Berks County Industrial Development Authority (Tower Health Obligated Group) 5.00% 11/1/50	250,000	285,965
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.88% 6/1/47	500,000	490,690
California Municipal Finance Authority (LINX APM Project) Senior A 5.00% 12/31/47 (AMT)	100,000	116,516
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	25,000	39,627
Central Plains Energy Project Series A 5.00% 9/1/42	250,000	330,937
Chicago Illinios Illinios Series A 6.00% 1/1/38	500,000	582,015
Chicago O'Hare International Airport Series A 5.00% 1/1/48 (AMT)	250,000	291,490
Cuyahoga County Ohio Hospital Revenue (MetroHealth System) 5.50% 2/15/57	500,000	574,090
Golden State Tobacco Securitization Series A-1 5.00% 6/1/34	100,000	116,835
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Los Angeles Department of Water & Power Power System Revenue (POWER SYSTEM REV BONDS-SER A) Series A 5.00% 7/1/49	500,000	$ 607,500
Lower Alabama Gas District Series A 5.00% 9/1/46	500,000	674,825
New Jersey Economic Development Authority (School Facilities Construction Bonds) 5.00% 6/15/40	200,000	216,676
New Jersey Turnpike Authority Series B 5.00% 1/1/40	250,000	299,215
New York Liberty Development 5.25% 10/1/35	500,000	663,195
Salt Verde Financial 5.00% 12/1/37	500,000	650,520
San Diego County Regional Airport Authority Series A 5.00% 7/1/47	375,000	444,937
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	11,977
State of Illinois 5.00% 12/1/34	525,000	588,546
Tarrant County Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) Series 2017 A 6.75% 11/15/47	400,000	456,216
Texas Water Development Board Water Implementation Revenue 5.00% 10/15/46	15,000	17,724
Tobacco Settlement Financing Subordinate Series B 5.00% 6/1/46	500,000	536,770
Total Municipal Bonds (Cost $7,333,182)		7,996,266
NON-AGENCY ASSET-BACKED SECURITIES–2.12%
•American Express Credit Account Master Trust Series 2018-9 A 2.77% (LIBOR01M + 0.38%) 4/15/26	300,000	300,271
American Tower Trust Series 13 2A 3.07% 3/15/48	60,000	60,975
•AMMC CLO
Series 2017-21A A 3.83% (LIBOR03M + 1.25%) 11/2/30	100,000	99,769
Series 2018-22A A 3.61% (LIBOR03M + 1.03%) 4/25/31	100,000	98,850

LVIP Delaware Wealth Builder Fund–14

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Apex Credit CLO Series 2018-1A A2 3.61% (LIBOR03M + 1.03%) 4/25/31	100,000	$ 98,895
•Cedar Funding VIII CLO Series 2017-8A A1 3.84% (LIBOR03M + 1.25%) 10/17/30	250,000	249,653
•CFIP CLO Series 2017-1A A 3.82% (LIBOR03M + 1.22%) 1/18/30	250,000	250,062
•Chase Issuance Trust
Series 2016-A3 A3 2.94% (LIBOR01M + 0.55%) 6/15/23	100,000	100,710
Series 2017-A2 A 2.79% (LIBOR01M + 0.40%) 3/15/24	115,000	115,493
•Citibank Credit Card Issuance Trust Series 2018-A2 A2 2.71% (LIBOR01M + 0.33%) 1/20/25	415,000	414,707
CNH Equipment Trust Series 2017-A A3 2.07% 5/16/22	116,164	115,923
•ECP CLO Series 2015-7A A1R 3.73% (LIBOR03M + 1.14%) 4/22/30	250,000	247,328
HOA Funding Series 2014-1A A2 4.85% 8/20/44	45,250	45,285
•Mercedes-Benz Master Owner Trust Series 2018-BA A 2.73% (LIBOR01M + 0.34%) 5/15/23	100,000	100,037
•Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 3.03% (LIBOR01M + 0.63%) 9/25/23	20,000	20,025
OCP CLO Series 2017-13A A1A 4.05% (LIBOR03M + 1.26%) 7/15/30	250,000	249,976
Penarth Master Issuer Series 2018-2A A1 2.93% (LIBOR01M + 0.45%) 9/18/22	150,000	149,907
SBA Tower Trust Series 2014-1A C 2.90% 10/15/44	25,000	25,000
•Towd Point Mortgage Trust Series 2015-5 A1B 2.75% 5/25/55	37,230	37,305
Toyota Auto Receivables Owner Trust Series 2018-D A2 2.98% 8/15/21	180,000	180,340
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
μ•Trinitas CLO VI Series 2017-6A A 3.90% (LIBOR03M + 1.32%) 7/25/29	250,000	$ 250,488
μ•Venture XXVIII CLO Series 2017-28A A2 3.70% (LIBOR03M + 1.11%) 7/20/30	250,000	248,900
Verizon Owner Trust
Series 2017-1A A 2.06% 9/20/21	70,705	70,609
•Series 2019-B A1B 2.89% (LIBOR01M + 0.45%) 12/20/23	100,000	99,999
Total Non-Agency Asset-Backed Securities (Cost $3,631,969)		3,630,507
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.34%
Chesapeake Funding 3.79% 5/15/52	255,000	275,491
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	10,318	10,417
JP Morgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	14,397	15,461
•Series 2007-A1 7A4 4.69% 7/25/35	5,821	5,302
•JPMorgan Mortgage Trust
Series 2018-4 A15 3.50% 10/25/48	45,364	45,861
Series 2018-6 1A4 3.50% 12/25/48	23,989	24,266
•Sequoia Mortgage Trust
Series 2014-2 A4 3.50% 7/25/44	24,016	24,369
Series 2015-1 B2 3.88% 1/25/45	13,381	13,741
Series 2017-4 A1 3.50% 7/25/47	78,286	79,211
Series 2018-5 A4 3.50% 5/25/48	86,307	87,721
Total Non-Agency Collateralized Mortgage Obligations (Cost $562,702)		581,840
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.84%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	73,494
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	52,162
BENCHMARK Mortgage Trust
Series 2018-B3 A5 4.03% 4/10/51	40,000	43,985

LVIP Delaware Wealth Builder Fund–15

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BENCHMARK Mortgage Trust (continued)
Series 2018-B6 A4 4.26% 10/10/51	500,000	$ 560,670
Series 2019-B10 B 4.18% 3/15/62	225,000	243,987
Series 2019-B9 A5 4.02% 3/15/52	45,000	49,622
CD Mortgage Trust Series 2016-CD2 A3 3.25% 11/10/49	60,000	62,506
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	102,031
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	47,638
Series 2016-P3 A4 3.33% 4/15/49	145,000	151,415
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	40,000	40,887
Series 2014-CR19 A5 3.80% 8/10/47	30,000	31,941
Series 2014-CR20 AM 3.94% 11/10/47	85,000	89,518
Series 2015-3BP A 3.18% 2/10/35	100,000	103,902
Series 2015-CR23 A4 3.50% 5/10/48	35,000	36,869
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	50,000	53,441
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	75,000	78,160
Series 2016-C3 A5 2.89% 8/10/49	45,000	45,787
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.88% 11/10/46	100,000	103,999
GRACE Mortgage Trust Series 2014-GRCE A 3.37% 6/10/28	200,000	203,777
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	32,064
Series 2017-GS5 A4 3.67% 3/10/50	65,000	69,499
Series 2019-GC39 A4 3.57% 5/10/52	20,000	21,313
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	200,000	213,276
Series 2015-C33 A4 3.77% 12/15/48	220,000	234,791
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	$ 77,544
Series 2017-C7 A5 3.41% 10/15/50	195,000	205,076
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.75% 8/12/37	15,000	15,212
Series 2013-LC11 B 3.50% 4/15/46	35,000	35,609
Series 2015-JP1 A5 3.91% 1/15/49	30,000	32,279
Series 2016-JP2 AS 3.06% 8/15/49	60,000	60,321
Series 2016-WIKI A 2.80% 10/5/31	20,000	20,189
Series 2016-WIKI B 3.20% 10/5/31	35,000	35,417
Series 2019-OSB A 3.40% 6/5/39	100,000	105,095
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	17,132	11,828
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	40,000	42,326
Series 2015-C26 A5 3.53% 10/15/48	35,000	36,936
Series 2016-C29 A4 3.33% 5/15/49	35,000	36,543
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	74,366	67,766
Series 2016-BNK2 A4 3.05% 11/15/49	395,000	405,649
Series 2018-L1 A4 4.41% 10/15/51	450,000	507,909
Wells Fargo Commercial Mortgage Trust
*•Series 2015-C30 XA 1.06% 9/15/58	2,945,994	136,710
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	68,910
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	60,086
Series 2017-C38 A5 3.45% 7/15/50	70,000	73,618
*•Series 2017-RB1 XA 1.43% 3/15/50	991,733	77,679
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,734,790)		4,859,436
U.S. TREASURY OBLIGATIONS–9.49%
U.S. Treasury Bonds
2.88% 5/15/49	435,000	466,742

LVIP Delaware Wealth Builder Fund–16

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.00% 2/15/49	2,930,000	$ 3,218,536
U.S. Treasury Notes
2.00% 5/31/24	125,000	126,482
2.13% 3/31/24	4,315,000	4,387,647
2.38% 5/15/29	950,000	981,840
2.63% 2/15/29	6,665,000	7,029,362
Total U.S. Treasury Obligations (Cost $15,488,579)		16,210,609

	Number of Shares
EXCHANGE-TRADED FUNDS–0.63%
iShares MSCI Emerging Markets ETF	10,057	431,546
iShares Preferred & Income Securities ETF	12,759	470,169
iShares U.S. Real Estate ETF	709	61,903
Vanguard FTSE Developed Markets ETF	2,800	116,788
Total Exchange-Traded Funds (Cost $1,071,535)		1,080,406
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.04%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	64,306	$ 64,306
Total Money Market Fund (Cost $64,306)		64,306

	Principal Amount°
SHORT-TERM INVESTMENT—3.50%
DISCOUNTED COMMERCIAL PAPER–3.50%
Deutsche Bank AG 2.41% 7/1/19	5,980,000	5,980,000
		5,980,000
Total Short-Term Investment (Cost $5,980,000)		5,980,000

TOTAL INVESTMENTS–99.25% (Cost $157,258,360)	169,527,923
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.75%	1,282,322
NET ASSETS APPLICABLE TO 14,083,904 SHARES OUTSTANDING–100.00%	$170,810,245
NET ASSET VALUE PER SHARE–LVIP DELAWARE WEALTH BUILDER FUND STANDARD CLASS ($142,402,314 / 11,735,951 Shares)	$12.134
NET ASSET VALUE PER SHARE–LVIP DELAWARE WEALTH BUILDER FUND SERVICE CLASS ($28,407,931 / 2,347,953 Shares)	$12.099
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$151,096,430
Distributable earnings/(accumulated loss)	19,713,815
TOTAL NET ASSETS	$170,810,245

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP Delaware Wealth Builder Fund–17

LVIP Delaware Wealth Builder Fund
Statement of Net Assets (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.

★ Includes $62,568 cash collateral held at broker for futures contracts, $11,190 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $9,582 variation margin due from broker on futures contracts, $507,191 payable for securities purchased, $143,654 payable for fund share redeemed, $30 cash collateral held due to brokers for certain open bilateral derivatives, $69,740 other accrued expenses payable and $116,931 due to manager and affiliates as of June 30, 2019.

The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(65)	U.S. Treasury 10 yr Notes	$(8,317,969)	$(8,163,244)	9/19/19	$ —	$(154,724)
35	U.S. Treasury 5 yr Notes	4,135,469	4,102,941	9/30/19	32,527	—
(2)	U.S. Treasury Long Bonds	(311,188)	(300,670)	9/19/19	—	(10,517)
Total Futures Contracts					$32,527	$(165,241)

[1]	See Note 5 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
ARM–Adjustable Rate Mortgage
BB–Barclays Bank
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
FTSE–Financial Times Stock Exchange
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSCI–Morgan Stanley Capital International
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–18

LVIP Delaware Wealth Builder Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest	$ 1,673,294
Dividends	1,463,757
Foreign Taxes Withheld	(28,129)
3,108,922
EXPENSES:
Management fees	591,585
Distribution fees-Service Class	33,766
Accounting and administration expenses	28,261
Reports and statements to shareholders	27,060
Professional fees	26,208
Shareholder servicing fees	24,185
Custodian fees	12,681
Pricing fees	12,521
Trustees’ fees and expenses	2,467
Consulting fees	914
Other	6,081
765,729
Less:
Management fees waived	(66,180)
Expenses reimbursed	(73,659)
Total operating expenses	625,890
NET INVESTMENT INCOME	2,483,032
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,079,764
Foreign currencies	(17,729)
Foreign currency exchange contracts	489
Futures contracts	113,644
Options written	(8,061)
Net realized gain	1,168,107
Net change in unrealized appreciation (depreciation) of:
Investments	12,703,726
Foreign currencies	16,059
Foreign currency exchange contracts	64
Futures contracts	(243,895)
Net change in unrealized appreciation (depreciation)	12,475,954
NET REALIZED AND UNREALIZED GAIN	13,644,061
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,127,093
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,483,032	$ 4,940,235
Net realized gain	1,168,107	4,932,396
Net change in unrealized appreciation (depreciation)	12,475,954	(19,112,450)
Net increase (decrease) in net assets resulting from operations	16,127,093	(9,239,819)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(31,925,708)
Service Class	—	(5,721,190)
	—	(37,646,898)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,730,385	5,404,671
Service Class	3,691,796	7,370,516
Reinvestment of dividends and distributions:
Standard Class	—	31,925,708
Service Class	—	5,721,190
	5,422,181	50,422,085
Cost of shares redeemed:
Standard Class	(10,077,044)	(25,529,171)
Service Class	(3,112,559)	(7,829,744)
	(13,189,603)	(33,358,915)
Increase (decrease) in net assets derived from capital share transactions	(7,767,422)	17,063,170
NET INCREASE (DECREASE) IN NET ASSETS	8,359,671	(29,823,547)
NET ASSETS:
Beginning of period	162,450,574	192,274,121
End of period	$170,810,245	$162,450,574
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–19

LVIP Delaware Wealth Builder Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Wealth Builder Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17 [2]	12/31/16	12/31/15	12/31/14 [3]
Net asset value, beginning of period	$ 11.016	$ 14.723	$ 14.117	$ 14.874	$ 15.931	$ 15.629
Income (loss) from investment operations:
Net investment income[4]	0.175	0.383	0.315	0.229	0.261	0.292
Net realized and unrealized gain (loss)	0.943	(1.004)	1.406	0.595	(0.487)	0.388
Total from investment operations	1.118	(0.621)	1.721	0.824	(0.226)	0.680
Less dividends and distributions from:
Net investment income	—	(0.366)	(0.340)	(0.246)	(0.273)	(0.378)
Net realized gain	—	(2.720)	(0.775)	(1.335)	(0.558)	—
Total dividends and distributions	—	(3.086)	(1.115)	(1.581)	(0.831)	(0.378)
Net asset value, end of period	$ 12.134	$ 11.016	$ 14.723	$ 14.117	$ 14.874	$ 15.931
Total return[5]	10.16%	(5.22%)	12.29%	5.62%	(1.33%)	4.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$142,402	$137,182	$165,071	$169,567	$181,811	$209,869
Ratio of expenses to average net assets	0.71%	0.71%	0.76%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.92%	0.91%	0.91%	0.90%	0.87%
Ratio of net investment income to average net assets	3.02%	2.80%	2.11%	1.56%	1.63%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.85%	2.58%	1.96%	1.38%	1.46%	1.68%
Portfolio turnover	52%	112%	148%	86%	69%	61%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, Jackson Square Partners, LLC was removed as a sub-adviser to the Fund.
[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–20

LVIP Delaware Wealth Builder Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Delaware Wealth Builder Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17 [2]	12/31/16	12/31/15	12/31/14 [3]
Net asset value, beginning of period	$ 10.998	$ 14.708	$ 14.105	$ 14.864	$ 15.920	$ 15.620
Income (loss) from investment operations:
Net investment income[4]	0.160	0.346	0.277	0.192	0.220	0.252
Net realized and unrealized gain (loss)	0.941	(0.999)	1.403	0.593	(0.485)	0.386
Total from investment operations	1.101	(0.653)	1.680	0.785	(0.265)	0.638
Less dividends and distributions from:
Net investment income	—	(0.337)	(0.302)	(0.209)	(0.233)	(0.338)
Net realized gain	—	(2.720)	(0.775)	(1.335)	(0.558)	—
Total dividends and distributions	—	(3.057)	(1.077)	(1.544)	(0.791)	(0.338)
Net asset value, end of period	$ 12.099	$ 10.998	$ 14.708	$ 14.105	$ 14.864	$ 15.920
Total return[5]	10.02%	(5.46%)	12.01%	5.36%	(1.58%)	4.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 28,408	$ 25,269	$ 27,203	$26,492	$ 26,357	$28,603
Ratio of expenses to average net assets	0.96%	0.96%	1.01%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.17%	1.16%	1.16%	1.15%	1.12%
Ratio of net investment income to average net assets	2.77%	2.55%	1.86%	1.31%	1.38%	1.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.60%	2.33%	1.71%	1.13%	1.21%	1.43%
Portfolio turnover	52%	112%	148%	86%	69%	61%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, Jackson Square Partners, LLC was removed as a sub-adviser to the Fund.
[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Delaware Wealth Builder Fund–21

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Wealth Builder Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP Delaware Wealth Builder Fund–22

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2019, LIAC receives a management fee at an annual rate of 0.63% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2019, the management fee and waiver amounts were 0.75% and 0.12%, respectively, of the Fund’s average daily net assets.
LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LVIP Delaware Wealth Builder Fund–23

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 23,881	$ 23,881
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$4,803
Legal	990
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,517 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$11,190
Management fees payable to LIAC	87,778
Distribution fees payable to LFD	5,787
Printing and mailing fees payable to Lincoln Life	19,325
Shareholder servicing fees payable to Lincoln Life	4,041
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$43,277,936
Purchases of U.S. government securities	40,757,603
Sales other than U.S. government securities	54,352,159
Sales of U.S. government securities	36,732,554
LVIP Delaware Wealth Builder Fund–24

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$157,258,360
Aggregate unrealized appreciation of investments and derivatives	$ 15,292,849
Aggregate unrealized depreciation of investments and derivatives	(3,156,000)
Net unrealized appreciation of investments and derivatives	$ 12,136,849
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$ 4,332,807	$ —	$—	$ 4,332,807
Automobiles	1,486,419	—	—	1,486,419
Banks	3,949,149	—	—	3,949,149
Beverages	149,705	—	—	149,705
Biotechnology	2,322,004	—	—	2,322,004
Capital Markets	1,657,797	—	—	1,657,797
Chemicals	1,662,660	—	—	1,662,660
Communications Equipment	1,461,291	—	—	1,461,291
Diversified Telecommunication Services	4,798,190	—	—	4,798,190
Electric Utilities	2,008,818	—	—	2,008,818
Energy Equipment & Services	1,303,002	—	—	1,303,002
Equity Real Estate Investment Trusts	7,265,054	—	—	7,265,054
Food Products	3,746,314	—	—	3,746,314
Health Care Providers & Services	4,581,538	—	—	4,581,538
Household Durables	1,010,756	—	—	1,010,756
Household Products	964,920	—	—	964,920
Industrial Conglomerates	777,275	—	—	777,275
Insurance	2,789,460	—	—	2,789,460
IT Services	1,327,162	—	—	1,327,162
Mortgage Real Estate Investment Trusts (REITs)	106,740	—	—	106,740
LVIP Delaware Wealth Builder Fund–25

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Multiline Retail	$ 1,706,217	$ —	$—	$ 1,706,217
Oil, Gas & Consumable Fuels	3,527,299	—	—	3,527,299
Pharmaceuticals	5,055,389	—	—	5,055,389
Real Estate Management & Development	23,476	—	—	23,476
Semiconductors & Semiconductor Equipment	3,685,555	—	—	3,685,555
Software	1,102,893	—	—	1,102,893
Developed Markets
Auto Components	—	177,520	—	177,520
Banks	—	32,093	—	32,093
Beverages	—	149,956	—	149,956
Chemicals	—	250,364	—	250,364
Commercial Services & Supplies	—	499,052	—	499,052
Diversified Telecommunication Services	—	212,432	—	212,432
Equity Real Estate Investment Trusts	55,959	—	—	55,959
Food & Staples Retailing	—	322,309	—	322,309
Food Products	54,683	501,531	—	556,214
Health Care Providers & Services	—	218,322	—	218,322
Hotels, Restaurants & Leisure	196,382	—	—	196,382
Machinery	—	360,506	—	360,506
Media	—	189,272	—	189,272
Multiline Retail	—	166,664	—	166,664
Multi-Utilities	1,084,872	—	—	1,084,872
Oil, Gas & Consumable Fuels	3,677,810	—	—	3,677,810
Personal Products	—	45,783	—	45,783
Pharmaceuticals	1,973,184	640,517	—	2,613,701
Real Estate Management & Development	49,919	—	—	49,919
Specialty Retail	—	141,241	—	141,241
Textiles, Apparel & Luxury Goods	—	501,286	—	501,286
Tobacco	1,047,181	—	—	1,047,181
Wireless Telecommunication Services	—	122,144	—	122,144
Agency Collateralized Mortgage Obligations	—	488,345	—	488,345
Agency Commercial Mortgage-Backed Securities	—	1,499,939	—	1,499,939
Agency Mortgage-Backed Securities	—	14,583,138	—	14,583,138
Corporate Bonds	—	37,080,259	—	37,080,259
Municipal Bonds	—	7,996,266	—	7,996,266
Non-Agency Asset-Backed Securities	—	3,630,507	—	3,630,507
Non-Agency Collateralized Mortgage Obligations	—	581,840	—	581,840
Non-Agency Commercial Mortgage-Backed Securities	—	4,859,436	—	4,859,436
U.S. Treasury Obligations	—	16,210,609	—	16,210,609
Money Market Fund	64,306	—	—	64,306
Exchange-Traded Funds	1,080,406	—	—	1,080,406
Short-Term Investment	—	5,980,000	—	5,980,000
Total Investments	$72,086,592	$97,441,331	$—	$169,527,923
Derivatives:

Assets:
Futures Contract	$ 32,527	$—	$—	$ 32,527
Liabilities:
Futures Contracts	$(165,241)	$—	$—	$(165,241)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Wealth Builder Fund–26

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	147,876	396,853
Service Class	316,135	543,423
Shares reinvested:
Standard Class	—	2,688,486
Service Class	—	482,977
	464,011	4,111,739
Shares redeemed:
Standard Class	(865,241)	(1,843,848)
Service Class	(265,849)	(578,331)
	(1,131,090)	(2,422,179)
Net increase (decrease)	(667,079)	1,689,560
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2019, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denomintated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
LVIP Delaware Wealth Builder Fund–27

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Options Contracts–During the six months ended June 30, 2019, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2019, the Fund used options contracts, including swaptions, to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions.
No options contracts were outstanding at June 30, 2019.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$32,527	Receivables and other assets net of liabilities	$(165,241)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 489	$ 64
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	113,644	(243,895)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(8,061)	—
Total		$106,072	$(243,831)
LVIP Delaware Wealth Builder Fund–28

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$—	$11,262
Futures contracts (average notional value)	3,596,243	3,701,654
Options contracts (average value)	3,159	—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2019, the Fund had no assets and liabilities subject to offsetting provisions.
6.  Credit and Market Risk
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal
LVIP Delaware Wealth Builder Fund–29

LVIP Delaware Wealth Builder Fund
Notes to Financial Statements (continued)
 6.  Credit and Market Risk (continued)
payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Delaware Wealth Builder Fund–30

LVIP Dimensional International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional International Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,098.70	0.28%	$1.46
Service Class Shares	1,000.00	1,097.20	0.53%	2.76
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.40	0.28%	$1.40
Service Class Shares	1,000.00	1,022.20	0.53%	2.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	47.44%
Investment Company	47.44%
International Equity Fund	47.44%
Unaffiliated Investments	52.25%
Investment Companies	52.25%
International Equity Fund	47.52%
Money Market Fund	4.73%
Total Investments	99.69%
Receivables and Other Assets Net of Liabilities	0.31%
Total Net Assets	100.00%
LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.44%
INVESTMENT COMPANY–47.44%
International Equity Fund–47.44%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	24,607,615	$ 256,534,386
Total Affiliated Investment (Cost $246,818,150)		256,534,386

UNAFFILIATED INVESTMENTS–52.25%
INVESTMENT COMPANIES–52.25%
International Equity Fund–47.52%
*Dimensional Investment Group–– DFA International Value Portfolio	14,992,846	256,977,378
256,977,378
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.73%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	25,552,871	$ 25,552,871
		25,552,871
Total Unaffiliated Investments (Cost $268,502,980)		282,530,249

TOTAL INVESTMENTS–99.69% (Cost $515,321,130)	539,064,635
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	1,702,615
NET ASSETS APPLICABLE TO 55,460,721 SHARES OUTSTANDING–100.00%	$540,767,250

✧✧ Standard Class shares.
* Class I shares.

The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
62	British Pound	$4,940,237	$4,935,859	9/16/19	$ 4,378	$—
59	Euro	8,441,794	8,387,765	9/16/19	54,029	—
54	Japanese Yen	6,298,425	6,266,188	9/16/19	32,237	—
					90,644	—
Equity Contracts:
25	E-mini MSCI Emerging Markets Index	1,316,750	1,274,972	9/20/19	41,778	—
16	E-mini Russell 2000 Index	1,253,680	1,227,461	9/20/19	26,219	—
9	E-mini S&P 500 Index	1,324,890	1,302,793	9/20/19	22,097	—
6	E-mini S&P MidCap 400 Index	1,170,000	1,142,630	9/20/19	27,370	—
233	Euro STOXX 50 Index	9,182,971	8,924,802	9/20/19	258,169	—
55	FTSE 100 Index	5,147,041	5,076,921	9/20/19	70,120	—
31	Nikkei 225 Index (OSE)	6,112,879	6,062,905	9/12/19	49,974	—
					495,727	—
Total Futures Contracts					$586,371	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)
[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–4

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Unaffiliated investments, at value	$282,530,249
Affiliated investments, at value	256,534,386
Cash collateral held at broker for futures contracts	1,634,214
Receivable for fund shares sold	547,342
Variation margin due from broker on futures contracts	147,637
Dividends and interest receivable	48,354
Prepaid expenses	849
TOTAL ASSETS	541,443,031
LIABILITIES:
Payable for securities purchased	309,984
Due to manager and affiliates	218,184
Payable for fund shares redeemed	105,736
Other accrued expenses payable	41,877
TOTAL LIABILITIES	675,781
TOTAL NET ASSETS	$540,767,250
Unaffiliated investments, at cost	$268,502,980
Affiliated investments, at cost	246,818,150
Standard Class:
Net Assets	$ 19,535,772
Shares Outstanding	2,000,648
Net Asset Value Per Share	$ 9.765
Service Class:
Net Assets	$521,231,478
Shares Outstanding	53,460,073
Net Asset Value Per Share	$ 9.750
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$544,035,632
Distributable earnings/(accumulated loss)	(3,268,382)
TOTAL NET ASSETS	$540,767,250
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–5

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 5,552,291
Interest	279,634
5,831,925
EXPENSES:
Management fees	641,410
Distribution fees-Service Class	617,521
Shareholder servicing fees	74,404
Interest expense	49,187
Accounting and administration expenses	46,769
Reports and statements to shareholders	24,962
Professional fees	16,186
Trustees’ fees and expenses	7,409
Custodian fees	6,816
Consulting fees	1,996
Pricing fees	299
Other	2,600
1,489,559
Less:
Management fees waived	(102,626)
Total operating expenses	1,386,933
NET INVESTMENT INCOME	4,444,992
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(1,053,293)
Sale of unaffiliated investments	(730,190)
Futures contracts	(1,724,084)
Net realized loss	(3,507,567)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	28,546,055
Unaffiliated investments	17,893,374
Foreign currencies	42,808
Futures contracts	(819,515)
Net change in unrealized appreciation (depreciation)	45,662,722
NET REALIZED AND UNREALIZED GAIN	42,155,155
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,600,147
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,444,992	$ 8,705,367
Net realized gain (loss)	(3,507,567)	9,362,058
Net change in unrealized appreciation (depreciation)	45,662,722	(103,713,928)
Net increase (decrease) in net assets resulting from operations	46,600,147	(85,646,503)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(375,601)
Service Class	—	(8,452,615)
	—	(8,828,216)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,086,415	2,837,284
Service Class	44,294,607	189,753,618
Reinvestment of dividends and distributions:
Standard Class	—	375,601
Service Class	—	8,452,615
	45,381,022	201,419,118
Cost of shares redeemed:
Standard Class	(1,164,469)	(1,590,600)
Service Class	(22,677,397)	(34,376,072)
	(23,841,866)	(35,966,672)
Increase in net assets derived from capital share transactions	21,539,156	165,452,446
NET INCREASE IN NET ASSETS	68,139,303	70,977,727
NET ASSETS:
Beginning of period	472,627,947	401,650,220
End of period	$540,767,250	$ 472,627,947
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–6

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 8.888	$ 10.820	$ 8.760	$ 8.941	$ 9.403	$ 10.391
Income (loss) from investment operations:
Net investment income[3]	0.094	0.222	0.220	0.215	0.089	0.270
Net realized and unrealized gain (loss)	0.783	(1.962)	2.070	(0.047)	(0.461)	(1.048)
Total from investment operations	0.877	(1.740)	2.290	0.168	(0.372)	(0.778)
Less dividends and distributions from:
Net investment income	—	(0.192)	(0.230)	(0.206)	(0.090)	(0.210)
Net realized gain	—	—	—	(0.143)	—	—
Total dividends and distributions	—	(0.192)	(0.230)	(0.349)	(0.090)	(0.210)
Net asset value, end of period	$ 9.765	$ 8.888	$ 10.820	$ 8.760	$ 8.941	$ 9.403
Total return[4]	9.87%	(16.08%)	26.16%	1.97%	(3.97%)	(7.50%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 19,536	$ 17,850	$ 19,908	$16,599	$ 16,022	$ 33,237
Ratio of expenses to average net assets[5]	0.28%	0.27%	0.27%	0.22%	0.19%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	0.31%	0.31%	0.31%	0.33%	0.33%
Ratio of net investment income to average net assets	1.99% [6]	2.13%	2.23%	2.48%	0.92%	2.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.95% [6]	2.09%	2.19%	2.39%	0.78%	2.62%
Portfolio turnover	2%	2%	7%	61%	119% [7]	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–7

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 8.886	$ 10.817	$ 8.760	$ 8.942	$ 9.403	$ 10.390
Income (loss) from investment operations:
Net investment income[3]	0.082	0.195	0.196	0.193	0.064	0.243
Net realized and unrealized gain (loss)	0.782	(1.956)	2.066	(0.048)	(0.458)	(1.046)
Total from investment operations	0.864	(1.761)	2.262	0.145	(0.394)	(0.803)
Less dividends and distributions from:
Net investment income	—	(0.170)	(0.205)	(0.184)	(0.067)	(0.184)
Net realized gain	—	—	—	(0.143)	—	—
Total dividends and distributions	—	(0.170)	(0.205)	(0.327)	(0.067)	(0.184)
Net asset value, end of period	$ 9.750	$ 8.886	$ 10.817	$ 8.760	$ 8.942	$ 9.403
Total return[4]	9.72%	(16.28%)	25.84%	1.72%	(4.21%)	(7.74%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$521,231	$ 454,778	$381,742	$269,578	$246,353	$182,247
Ratio of expenses to average net assets[5]	0.53%	0.52%	0.52%	0.47%	0.44%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.57%	0.56%	0.56%	0.56%	0.58%	0.58%
Ratio of net investment income to average net assets	1.74% [6]	1.88%	1.98%	2.23%	0.67%	2.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.70% [6]	1.84%	1.94%	2.14%	0.53%	2.37%
Portfolio turnover	2%	2%	7%	61%	119% [7]	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–8

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
LVIP Dimensional International Equity Managed Volatility Fund–9

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.04% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$14,581
Legal	3,004
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,754 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$ 90,597
Distribution fees payable to LFD	103,908
Printing and mailing fees payable to Lincoln Life	11,168
Shareholder servicing fees payable to Lincoln Life	12,511
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional International Equity Managed Volatility Fund–10

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-47.44%@
International Equity Fund-47.44%@
✧✧LVIP Dimensional International Core Equity Fund	$223,340,180	$12,719,504	$7,018,060	$(1,053,293)	$28,546,055	$256,534,386	24,607,615	$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$32,998,033
Sales	10,354,859
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$515,321,130
Aggregate unrealized appreciation of investments and derivatives	$ 24,329,876
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 24,329,876
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Dimensional International Equity Managed Volatility Fund–11

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$256,534,386	$—	$—	$256,534,386
Unaffiliated Investment Companies	282,530,249	—	—	282,530,249
Total Investments	$539,064,635	$—	$—	$539,064,635
Derivatives:
Assets:
Futures Contracts	$ 586,371	$—	$—	$ 586,371
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	114,260	276,321
Service Class	4,646,704	18,215,721
Shares reinvested:
Standard Class	—	42,277
Service Class	—	950,998
	4,760,964	19,485,317
Shares redeemed:
Standard Class	(121,960)	(150,216)
Service Class	(2,368,449)	(3,275,301)
	(2,490,409)	(3,425,517)
Net increase	2,270,555	16,059,800
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP Dimensional International Equity Managed Volatility Fund–12

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$495,727	Variation margin due from broker on futures contracts	$—
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	90,644	Variation margin due from broker on futures contracts	—
Total		$586,371		$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ (890,132)	$(1,663,916)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(833,952)	844,401
Total		$(1,724,084)	$ (819,515)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$25,417,507	$31,230,105
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years,
LVIP Dimensional International Equity Managed Volatility Fund–13

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Recent Accounting Pronouncements (continued)
beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Equity Managed Volatility Fund–14

LVIP Dimensional U.S. Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,106.40	0.31%	$1.62
Service Class Shares	1,000.00	1,105.00	0.56%	2.92
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.31%	$1.56
Service Class Shares	1,000.00	1,022.00	0.56%	2.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund
Security Type/Sector Allocations (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	57.01%
Investment Company	57.01%
Equity Fund	57.01%
Unaffiliated Investments	42.76%
Investment Companies	42.76%
Equity Fund	37.98%
Money Market Fund	4.78%
Total Investments	99.77%
Receivables and Other Assets Net of Liabilities	0.23%
Total Net Assets	100.00%
LVIP Dimensional U.S. Equity Managed Volatility Fund–2

LVIP Dimensional U.S. Equity Managed Volatility Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–57.01%
INVESTMENT COMPANY–57.01%
Equity Fund–57.01%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	39,062,917	$ 517,739,900
Total Affiliated Investment (Cost $403,153,123)		517,739,900

UNAFFILIATED INVESTMENTS–42.76%
INVESTMENT COMPANIES–42.76%
Equity Fund–37.98%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	15,206,383	344,880,777
344,880,777
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.78%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	43,396,671	$ 43,396,671
		43,396,671
Total Unaffiliated Investments (Cost $281,842,408)		388,277,448

TOTAL INVESTMENTS–99.77% (Cost $684,995,531)	906,017,348
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	2,109,984
NET ASSETS APPLICABLE TO 58,980,806 SHARES OUTSTANDING–100.00%	$908,127,332

✧✧ Standard Class shares.
** Institutional Class shares.

The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
61	E-mini Russell 2000 Index	$ 4,779,655	$ 4,680,432	9/20/19	$ 99,223	$—
205	E-mini S&P 500 Index	30,178,050	29,674,730	9/20/19	503,320	—
36	E-mini S&P MidCap 400 Index	7,020,000	6,855,777	9/20/19	164,223	—
Total Futures Contracts					$766,766	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–3

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Affiliated investments, at value	$517,739,900
Unaffiliated investments, at value	388,277,448
Cash collateral held at broker for futures contracts	1,814,050
Receivable for fund shares sold	971,352
Variation margin due from broker on futures contracts	271,195
Dividends and interest receivable	81,741
Prepaid expenses	1,438
TOTAL ASSETS	909,157,124
LIABILITIES:
Due to manager and affiliates	398,565
Payable for securities purchased	378,530
Payable for fund shares redeemed	206,865
Other accrued expenses payable	45,832
TOTAL LIABILITIES	1,029,792
TOTAL NET ASSETS	$908,127,332
Affiliated investments, at cost	$403,153,123
Unaffiliated investments, at cost	281,842,408
Standard Class:
Net Assets	$ 26,369,769
Shares Outstanding	1,709,424
Net Asset Value Per Share	$ 15.426
Service Class:
Net Assets	$881,757,563
Shares Outstanding	57,271,382
Net Asset Value Per Share	$ 15.396
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$763,948,502
Distributable earnings/(accumulated loss)	144,178,830
TOTAL NET ASSETS	$908,127,332
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–4

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 3,043,822
Interest	427,563
3,471,385
EXPENSES:
Management fees	1,072,559
Distribution fees-Service Class	1,041,608
Shareholder servicing fees	124,417
Accounting and administration expenses	58,949
Reports and statements to shareholders	35,537
Professional fees	17,426
Trustees’ fees and expenses	12,560
Custodian fees	8,684
Consulting fees	2,097
Pricing fees	124
Other	5,634
Total operating expenses	2,379,595
NET INVESTMENT INCOME	1,091,790
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(970,543)
Sale of unaffiliated investments	3,606
Futures contracts	(46,755,346)
Net realized loss	(47,722,283)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	78,675,914
Unaffiliated investments	51,865,832
Futures contracts	1,402,153
Net change in unrealized appreciation (depreciation)	131,943,899
NET REALIZED AND UNREALIZED GAIN	84,221,616
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 85,313,406
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,091,790	$ 7,193,702
Net realized loss	(47,722,283)	(770,039)
Net change in unrealized appreciation (depreciation)	131,943,899	(74,952,846)
Net increase (decrease) in net assets resulting from operations	85,313,406	(68,529,183)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(250,128)
Service Class	—	(6,658,062)
	—	(6,908,190)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,638,136	3,487,706
Service Class	65,437,937	178,868,487
Reinvestment of dividends and distributions:
Standard Class	—	250,128
Service Class	—	6,658,062
	68,076,073	189,264,383
Cost of shares redeemed:
Standard Class	(1,278,865)	(6,206,327)
Service Class	(40,043,760)	(79,815,977)
	(41,322,625)	(86,022,304)
Increase in net assets derived from capital share transactions	26,753,448	103,242,079
NET INCREASE IN NET ASSETS	112,066,854	27,804,706
NET ASSETS:
Beginning of period	796,060,478	768,255,772
End of period	$908,127,332	$796,060,478
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–5

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.943	$ 15.292	$ 12.972	$ 12.919	$ 14.157	$ 13.649
Income (loss) from investment operations:
Net investment income[3]	0.037	0.173	0.169	0.180	0.133	0.154
Net realized and unrealized gain (loss)	1.446	(1.365)	2.318	1.181	(1.210)	0.488
Total from investment operations	1.483	(1.192)	2.487	1.361	(1.077)	0.642
Less dividends and distributions from:
Net investment income	—	(0.157)	(0.167)	(0.159)	(0.161)	(0.134)
Net realized gain	—	—	—	(1.149)	—	—
Total dividends and distributions	—	(0.157)	(0.167)	(1.308)	(0.161)	(0.134)
Net asset value, end of period	$ 15.426	$ 13.943	$ 15.292	$ 12.972	$ 12.919	$ 14.157
Total return[4]	10.64%	(7.79%)	19.17%	11.13%	(7.61%)	4.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 26,370	$ 22,548	$ 26,961	$ 23,926	$ 20,947	$22,848
Ratio of expenses to average net assets[5]	0.31%	0.31%	0.30%	0.24%	0.18%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.31%	0.30%	0.30%	0.32%	0.31%
Ratio of net investment income to average net assets	0.50% [6]	1.11%	1.20%	1.39%	0.96%	1.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.50% [6]	1.11%	1.20%	1.33%	0.82%	1.11%
Portfolio turnover	6%	7%	6%	41%	108% [7]	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–6

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.933	$ 15.280	$ 12.965	$ 12.915	$ 14.151	$ 13.645
Income (loss) from investment operations:
Net investment income[3]	0.018	0.134	0.134	0.147	0.098	0.119
Net realized and unrealized gain (loss)	1.445	(1.360)	2.313	1.178	(1.207)	0.487
Total from investment operations	1.463	(1.226)	2.447	1.325	(1.109)	0.606
Less dividends and distributions from:
Net investment income	—	(0.121)	(0.132)	(0.126)	(0.127)	(0.100)
Net realized gain	—	—	—	(1.149)	—	—
Total dividends and distributions	—	(0.121)	(0.132)	(1.275)	(0.127)	(0.100)
Net asset value, end of period	$ 15.396	$ 13.933	$ 15.280	$ 12.965	$ 12.915	$ 14.151
Total return[4]	10.50%	(8.02%)	18.87%	10.86%	(7.85%)	4.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$881,758	$773,513	$741,295	$551,466	$429,217	$356,311
Ratio of expenses to average net assets[5]	0.56%	0.56%	0.55%	0.49%	0.43%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.56%	0.55%	0.55%	0.57%	0.56%
Ratio of net investment income to average net assets	0.25% [6]	0.86%	0.95%	1.14%	0.71%	0.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.25% [6]	0.86%	0.95%	1.08%	0.57%	0.86%
Portfolio turnover	6%	7%	6%	41%	108% [7]	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–7

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LVIP Dimensional U.S. Equity Managed Volatility Fund–8

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$24,440
Legal	5,034
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,974 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$181,945
Distribution fees payable to LFD	176,624
Printing and mailing fees payable to Lincoln Life	18,890
Shareholder servicing fees payable to Lincoln Life	21,106
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-57.01%@
Equity Fund-57.01%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$447,013,529	$27,524,340	$34,503,340	$(970,543)	$78,675,914	$517,739,900	39,062,917	$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
LVIP Dimensional U.S. Equity Managed Volatility Fund–9

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$45,905,655
Sales	58,894,135
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$684,995,531
Aggregate unrealized appreciation of investments and derivatives	$221,788,583
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$221,788,583
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$517,739,900	$—	$—	$517,739,900
Unaffiliated Investment Companies	388,277,448	—	—	388,277,448
Total Investments	$906,017,348	$—	$—	$906,017,348
Derivatives:
Assets:
Futures Contracts	$ 766,766	$—	$—	$ 766,766
There were no Level 3 investments at the beginning or end of the period.
LVIP Dimensional U.S. Equity Managed Volatility Fund–10

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	177,827	227,608
Service Class	4,433,861	11,662,535
Shares reinvested:
Standard Class	—	17,986
Service Class	—	478,930
	4,611,688	12,387,059
Shares redeemed:
Standard Class	(85,566)	(391,500)
Service Class	(2,679,591)	(5,139,231)
	(2,765,157)	(5,530,731)
Net increase	1,846,531	6,856,328
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$766,766	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP Dimensional U.S. Equity Managed Volatility Fund–11

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(46,755,346)	$1,402,153
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$23,429,959	$137,778,112
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund–12

LVIP Dimensional/Vanguard Allocation Funds
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional/Vanguard Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP Dimensional/Vanguard Total Bond Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,052.00	0.26%	$1.32
Service Class Shares	1,000.00	1,050.60	0.51%	2.59
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.26%	$1.30
Service Class Shares	1,000.00	1,022.30	0.51%	2.56
LVIP Vanguard Domestic Equity ETF Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,183.60	0.26%	$1.41
Service Class Shares	1,000.00	1,182.20	0.51%	2.76
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.26%	$1.30
Service Class Shares	1,000.00	1,022.30	0.51%	2.56
LVIP Vanguard International Equity ETF Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,135.70	0.27%	$1.43
Service Class Shares	1,000.00	1,134.30	0.52%	2.75
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,022.20	0.52%	2.61

LVIP Dimensional/Vanguard Allocation Funds–1

LVIP Dimensional/Vanguard Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP Dimensional/Vanguard Allocation Funds–2

LVIP Dimensional/Vanguard Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2019
LVIP Dimensional/Vanguard Total Bond Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	30.08%
Investment Companies	30.08%
Fixed Income Funds	28.10%
Money Market Fund	1.98%
Unaffiliated Investments	69.95%
Investment Companies	69.95%
Fixed Income Funds	69.84%
Money Market Fund	0.11%
Total Investments	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%
LVIP Vanguard Domestic Equity ETF Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	99.83%
Equity Funds	99.83%
Total Investments	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Vanguard International Equity ETF Fund
Security Type/Sector	Percentage of Net Assets
Investment Companies	100.03%
International Equity Funds	100.03%
Total Investments	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%
LVIP Dimensional/Vanguard Allocation Funds–3

LVIP Dimensional/Vanguard Total Bond Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–30.08%
INVESTMENT COMPANIES–30.08%
Fixed Income Funds–28.10%
**DFA Intermediate Term Extended Quality Portfolio	15,503,480	$ 171,003,388
**DFA VA Global Bond Portfolio	3,332,837	35,461,380
**DFA VA Short-Term Fixed Portfolio	4,283,264	44,246,118
		250,710,886
Money Market Fund–1.98%
✧✧LVIP Government Money Market Fund - (seven-day effective yield 2.45%)	1,768,767	17,687,669
Total Affiliated Investments (Cost $261,284,830)		268,398,555

UNAFFILIATED INVESTMENTS–69.95%
INVESTMENT COMPANIES–69.95%
Fixed Income Funds–69.84%
**DFA Inflation Protected Securities Portfolio	1,484,624	17,800,637
**DFA One-Year Fixed Income Portfolio	6,865,874	70,718,508
**DFA Two-Year Global Fixed Income Portfolio	9,768,346	97,292,725
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Long-Term Bond ETF	281,455	$ 27,318,022
Vanguard Mortgage-Backed Securities ETF	2,017,955	106,608,563
Vanguard Short-Term Corporate Bond ETF	440,872	35,569,553
Vanguard Total Bond Market ETF	3,225,659	267,955,493
		623,263,501
Money Market Fund–0.11%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	1,022,653	1,022,653
		1,022,653
Total Unaffiliated Investments (Cost $613,378,691)		624,286,154

TOTAL INVESTMENTS–100.03% (Cost $874,663,521)	892,684,709
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(281,611)
NET ASSETS APPLICABLE TO 82,707,165 SHARES OUTSTANDING–100.00%	$892,403,098

** Institutional Class shares.
✧✧ Standard Class shares.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
ETF–Exchange-Traded Fund
VA–Variable Annuity
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–4

LVIP Vanguard Domestic Equity ETF Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.83%
Equity Funds–99.83%
Vanguard Dividend Appreciation ETF	442,676	$ 50,978,568
Vanguard Mega Cap 300 Growth ETF	1,047,444	135,623,049
Vanguard Mega Cap 300 Value ETF	1,475,172	118,751,346
Vanguard Mid-Cap Growth ETF	142,858	21,330,128
Vanguard Mid-Cap Value ETF	191,376	21,307,804
Vanguard Real Estate ETF	124,535	10,884,359
Vanguard Small-Cap Growth ETF	61,745	11,497,536
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	130,066	$ 16,978,816
Vanguard Total Stock Market ETF	1,143,144	171,574,483
**Vanguard Variable Insurance Fund - Small Company Growth Portfolio	531,335	11,450,273
Total Investment Companies (Cost $401,076,313)		570,376,362

TOTAL INVESTMENTS–99.83% (Cost $401,076,313)	570,376,362
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	972,278
NET ASSETS APPLICABLE TO 27,538,264 SHARES OUTSTANDING–100.00%	$571,348,640

** Institutional Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–5

LVIP Vanguard International Equity ETF Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.03%
International Equity Funds–100.03%
Vanguard FTSE All World ex-US Small-Cap ETF	174,001	$ 18,315,345
Vanguard FTSE All-World ex-US ETF	1,296,453	66,106,139
Vanguard FTSE Developed Markets ETF	2,109,861	88,002,302
Vanguard FTSE Emerging Markets ETF	1,140,090	48,488,028
Vanguard FTSE European ETF	864,075	47,437,718
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE Pacific ETF	776,403	$ 51,304,710
Vanguard Global ex-U.S. Real Estate ETF	245,951	14,511,109
**Vanguard VA International Portfolio	1,304,429	34,176,036
Total Investment Companies (Cost $340,369,164)		368,341,387

TOTAL INVESTMENTS–100.03% (Cost $340,369,164)	368,341,387
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(120,540)
NET ASSETS APPLICABLE TO 33,650,198 SHARES OUTSTANDING–100.00%	$368,220,847

** Retail Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
VA–Variable Annuity
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–6

LVIP Dimensional/Vanguard Allocation Funds
Statements of Assets and Liabilities
June 30, 2019 (unaudited)
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
ASSETS:
Unaffiliated investments, at value	$624,286,154	$570,376,362	$368,341,387
Affiliated investments, at value	268,398,555	—	—
Receivable for fund shares sold	1,131,038	162,420	375,346
Dividends and interest receivable	3,659	1,651,650	1,701
Prepaid expenses	1,290	1,033	547
Receivable for securities sold	—	275,117	518,814
TOTAL ASSETS	893,820,696	572,466,582	369,237,795
LIABILITIES:
Payable for securities purchased	1,025,295	189,804	—
Due to manager and affiliates	341,951	178,992	120,680
Other accrued expenses payable	32,301	27,485	26,658
Payable for fund shares redeemed	18,051	636,907	351,037
Due to custodian	—	84,754	518,573
TOTAL LIABILITIES	1,417,598	1,117,942	1,016,948
TOTAL NET ASSETS	$892,403,098	$571,348,640	$368,220,847
Unaffiliated investments, at cost	$613,378,691	$401,076,313	$340,369,164
Affiliated investments, at cost	261,284,830	—	—
Standard Class:
Net Assets	$135,718,286	$230,357,752	$142,074,204
Shares Outstanding	12,564,700	11,090,373	12,970,574
Net Asset Value Per Share	$ 10.802	$ 20.771	$ 10.954
Service Class:
Net Assets	$756,684,812	$340,990,888	$226,146,643
Shares Outstanding	70,142,465	16,447,891	20,679,624
Net Asset Value Per Share	$ 10.788	$ 20.732	$ 10.936
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$870,671,545	$393,691,202	$343,759,275
Distributable earnings/(accumulated loss)	21,731,553	177,657,438	24,461,572
TOTAL NET ASSETS	$892,403,098	$571,348,640	$368,220,847
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–7

LVIP Dimensional/Vanguard Allocation Funds
Statements of Operations
Six Months Ended June 30, 2019 (unaudited)
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 6,558,525	$ 3,145,689	$ 4,909,456
Dividends from affiliated investments	2,630,843	1,693,204	—
Interest	9,807	5,772	4,168
	9,199,175	4,844,665	4,913,624
EXPENSES:
Management fees	1,035,681	657,408	427,350
Distribution fees-Service Class	878,691	396,351	263,280
Shareholder servicing fees	120,139	76,259	49,573
Accounting and administration expenses	50,881	40,011	33,695
Reports and statements to shareholders	37,186	14,894	16,908
Professional fees	17,025	12,295	12,223
Trustees’ fees and expenses	11,879	7,488	4,851
Custodian fees	2,980	1,493	881
Consulting fees	1,134	1,025	971
Pricing fees	112	54	48
Other	4,005	3,382	1,941
	2,159,713	1,210,660	811,721
Less:
Management fees waived	(207,136)	(131,481)	(85,470)
Total operating expenses	1,952,577	1,079,179	726,251
NET INVESTMENT INCOME	7,246,598	3,765,486	4,187,373
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(362,266)	30,789	—
Sale of unaffiliated investments	(301,837)	(291,815)	(1,413,176)
Distributions from unaffiliated investments	—	1,122,176	970,423
Net realized gain (loss)	(664,103)	861,150	(442,753)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	14,268,435	(16,570,227)	—
Unaffiliated investments	21,001,395	97,349,388	38,274,234
Net change in unrealized appreciation (depreciation)	35,269,830	80,779,161	38,274,234
NET REALIZED AND UNREALIZED GAIN	34,605,727	81,640,311	37,831,481
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,852,325	$ 85,405,797	$42,018,854
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–8

LVIP Dimensional/Vanguard Allocation Funds
Statements of Changes in Net Assets
	LVIP Dimensional/ Vanguard Total Bond Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended6/30/19 (unaudited)	Year Ended12/31/18	Six Months Ended6/30/19 (unaudited)	Year Ended12/31/18	Six Months Ended6/30/19 (unaudited)	Year Ended12/31/18

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 7,246,598	$ 17,504,887	$ 3,765,486	$ 6,446,363	$ 4,187,373	$ 7,342,110
Net realized gain (loss)	(664,103)	(1,807,507)	861,150	6,124,746	(442,753)	1,117,361
Net change in unrealized appreciation (depreciation)	35,269,830	(17,243,416)	80,779,161	(38,660,078)	38,274,234	(59,389,949)
Net increase (decrease) in net assets resulting from operations	41,852,325	(1,546,036)	85,405,797	(26,088,969)	42,018,854	(50,930,478)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,654,144)	—	(3,149,002)	—	(2,828,647)
Service Class	—	(13,544,107)	—	(4,411,005)	—	(4,167,791)
	—	(16,198,251)	—	(7,560,007)	—	(6,996,438)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,683,756	37,971,476	27,783,276	62,779,322	14,825,423	44,088,709
Service Class	87,167,878	142,523,118	41,231,905	88,728,528	27,716,655	84,752,987
Reinvestment of dividends and distributions:
Standard Class	—	2,654,144	—	3,149,002	—	2,828,647
Service Class	—	13,544,107	—	4,411,005	—	4,167,791
	102,851,634	196,692,845	69,015,181	159,067,857	42,542,078	135,838,134
Cost of shares redeemed:
Standard Class	(5,648,687)	(11,663,991)	(9,425,098)	(14,707,737)	(6,239,070)	(8,006,030)
Service Class	(42,361,884)	(83,376,232)	(33,012,389)	(55,900,165)	(19,171,826)	(31,164,445)
	(48,010,571)	(95,040,223)	(42,437,487)	(70,607,902)	(25,410,896)	(39,170,475)
Increase in net assets derived from capital share transactions	54,841,063	101,652,622	26,577,694	88,459,955	17,131,182	96,667,659
NET INCREASE IN NET ASSETS	96,693,388	83,908,335	111,983,491	54,810,979	59,150,036	38,740,743
NET ASSETS:
Beginning of period	795,709,710	711,801,375	459,365,149	404,554,170	309,070,811	270,330,068
End of period	$892,403,098	$795,709,710	$571,348,640	$459,365,149	$368,220,847	$309,070,811
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–9

LVIP Dimensional/Vanguard Total Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional/Vanguard Total Bond Fund Standard Class
Six Months Ended6/30/19[1] (unaudited)	Year Ended
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.268	$ 10.519	$ 10.414	$ 10.373	$ 10.518	$ 10.224
Income (loss) from investment operations:
Net investment income[2]	0.102	0.259	0.212	0.189	0.164	0.196
Net realized and unrealized gain (loss)	0.432	(0.276)	0.094	0.030	(0.132)	0.278
Total from investment operations	0.534	(0.017)	0.306	0.219	0.032	0.474
Less dividends and distributions from:
Net investment income	—	(0.229)	(0.196)	(0.178)	(0.172)	(0.172)
Net realized gain	—	(0.005)	(0.005)	—	(0.003)	(0.008)
Return of capital	—	—	—	—	(0.002)	—
Total dividends and distributions	—	(0.234)	(0.201)	(0.178)	(0.177)	(0.180)
Net asset value, end of period	$ 10.802	$ 10.268	$ 10.519	$ 10.414	$ 10.373	$ 10.518
Total return[3]	5.20%	(0.15%)	2.94%	2.11%	0.31%	4.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$135,718	$119,199	$92,668	$70,429	$43,416	$32,573
Ratio of expenses to average net assets[4]	0.26%	0.26%	0.25%	0.23%	0.23%	0.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.30%	0.28%	0.28%	0.29%
Ratio of net investment income to average net assets	1.96% [5]	2.50%	2.00%	1.77%	1.55%	1.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.91% [5]	2.45%	1.95%	1.72%	1.50%	1.81%
Portfolio turnover	3%	6%	3%	13%	10%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–10

LVIP Dimensional/Vanguard Total Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional/Vanguard Total Bond Fund Service Class
Six Months Ended6/30/19[1] (unaudited)	Year Ended
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.268	$ 10.519	$ 10.414	$ 10.374	$ 10.519	$ 10.224
Income (loss) from investment operations:
Net investment income[2]	0.089	0.233	0.186	0.162	0.137	0.169
Net realized and unrealized gain (loss)	0.431	(0.275)	0.093	0.029	(0.131)	0.280
Total from investment operations	0.520	(0.042)	0.279	0.191	0.006	0.449
Less dividends and distributions from:
Net investment income	—	(0.204)	(0.169)	(0.151)	(0.146)	(0.146)
Net realized gain	—	(0.005)	(0.005)	—	(0.003)	(0.008)
Return of capital	—	—	—	—	(0.002)	—
Total dividends and distributions	—	(0.209)	(0.174)	(0.151)	(0.151)	(0.154)
Net asset value, end of period	$ 10.788	$ 10.268	$ 10.519	$ 10.414	$ 10.374	$ 10.519
Total return[3]	5.06%	(0.39%)	2.69%	1.84%	0.06%	4.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$756,685	$676,511	$619,133	$511,283	$440,072	$364,391
Ratio of expenses to average net assets[4]	0.51%	0.51%	0.50%	0.48%	0.48%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.55%	0.53%	0.53%	0.54%
Ratio of net investment income to average net assets	1.71% [5]	2.25%	1.75%	1.52%	1.30%	1.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.66% [5]	2.20%	1.70%	1.47%	1.25%	1.56%
Portfolio turnover	3%	6%	3%	13%	10%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–11

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Standard Class
Six Months Ended6/30/19[1] (unaudited)	Year Ended
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 17.549	$ 18.804	$ 15.890	$ 14.444	$ 14.748	$ 13.421
Income (loss) from investment operations:
Net investment income[2]	0.155	0.305	0.286	0.273	0.249	0.229
Net realized and unrealized gain (loss)	3.067	(1.233)	2.920	1.479	(0.293)	1.409
Total from investment operations	3.222	(0.928)	3.206	1.752	(0.044)	1.638
Less dividends and distributions from:
Net investment income	—	(0.285)	(0.266)	(0.256)	(0.243)	(0.265)
Net realized gain	—	(0.042)	(0.026)	(0.050)	(0.017)	(0.046)
Total dividends and distributions	—	(0.327)	(0.292)	(0.306)	(0.260)	(0.311)
Net asset value, end of period	$ 20.771	$ 17.549	$ 18.804	$ 15.890	$ 14.444	$ 14.748
Total return[3]	18.36%	(4.93%)	20.17%	12.14%	(0.31%)	12.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$230,358	$178,279	$139,832	$ 86,644	$ 59,518	$ 36,626
Ratio of expenses to average net assets[4]	0.26%	0.26%	0.25%	0.24%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.31%	0.31%	0.30%	0.29%	0.30%	0.30%
Ratio of net investment income to average net assets	1.58% [5]	1.57%	1.64%	1.82%	1.68%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.53% [5]	1.52%	1.59%	1.77%	1.63%	1.57%
Portfolio turnover	7%	17%	9%	12%	14%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–12

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Service Class
Six Months Ended6/30/19[1] (unaudited)	Year Ended
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 17.538	$ 18.789	$ 15.881	$ 14.439	$ 14.743	$ 13.418
Income (loss) from investment operations:
Net investment income[2]	0.130	0.256	0.241	0.235	0.212	0.192
Net realized and unrealized gain (loss)	3.064	(1.226)	2.915	1.476	(0.293)	1.409
Total from investment operations	3.194	(0.970)	3.156	1.711	(0.081)	1.601
Less dividends and distributions from:
Net investment income	—	(0.239)	(0.222)	(0.219)	(0.206)	(0.230)
Net realized gain	—	(0.042)	(0.026)	(0.050)	(0.017)	(0.046)
Total dividends and distributions	—	(0.281)	(0.248)	(0.269)	(0.223)	(0.276)
Net asset value, end of period	$ 20.732	$ 17.538	$ 18.789	$ 15.881	$ 14.439	$ 14.743
Total return[3]	18.22%	(5.17%)	19.87%	11.86%	(0.56%)	11.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$340,991	$281,086	$264,722	$191,843	$158,855	$154,511
Ratio of expenses to average net assets[4]	0.51%	0.51%	0.50%	0.49%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.56%	0.56%	0.55%	0.54%	0.55%	0.55%
Ratio of net investment income to average net assets	1.33% [5]	1.32%	1.39%	1.57%	1.43%	1.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.28% [5]	1.27%	1.34%	1.52%	1.38%	1.32%
Portfolio turnover	7%	17%	9%	12%	14%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–13

LVIP Vanguard International Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Standard Class
Six Months Ended6/30/19[1] (unaudited)	Year Ended
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.645	$ 11.590	$ 9.207	$ 9.086	$ 9.595	$ 10.272
Income (loss) from investment operations:
Net investment income[2]	0.136	0.286	0.272	0.239	0.225	0.280
Net realized and unrealized gain (loss)	1.173	(1.990)	2.334	0.098	(0.507)	(0.756)
Total from investment operations	1.309	(1.704)	2.606	0.337	(0.282)	(0.476)
Less dividends and distributions from:
Net investment income	—	(0.241)	(0.223)	(0.216)	(0.227)	(0.201)
Total dividends and distributions	—	(0.241)	(0.223)	(0.216)	(0.227)	(0.201)
Net asset value, end of period	$ 10.954	$ 9.645	$ 11.590	$ 9.207	$ 9.086	$ 9.595
Total return[3]	13.57%	(14.71%)	28.31%	3.72%	(2.95%)	(4.64%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$142,074	$ 117,360	$ 99,927	$63,645	$ 44,417	$ 29,516
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.27%	0.26%	0.27%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.32%	0.32%	0.31%	0.32%	0.33%
Ratio of net investment income to average net assets	2.60% [5]	2.56%	2.54%	2.61%	2.29%	2.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.55% [5]	2.51%	2.49%	2.56%	2.24%	2.67%
Portfolio turnover	3%	12%	9%	13%	23%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–14

LVIP Vanguard International Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Service Class
Six Months Ended6/30/19[1] (unaudited)	Year Ended
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.641	$ 11.585	$ 9.205	$ 9.085	$ 9.592	$ 10.268
Income (loss) from investment operations:
Net investment income[2]	0.123	0.258	0.245	0.215	0.200	0.254
Net realized and unrealized gain (loss)	1.172	(1.986)	2.331	0.099	(0.505)	(0.755)
Total from investment operations	1.295	(1.728)	2.576	0.314	(0.305)	(0.501)
Less dividends and distributions from:
Net investment income	—	(0.216)	(0.196)	(0.194)	(0.202)	(0.175)
Total dividends and distributions	—	(0.216)	(0.196)	(0.194)	(0.202)	(0.175)
Net asset value, end of period	$ 10.936	$ 9.641	$ 11.585	$ 9.205	$ 9.085	$ 9.592
Total return[3]	13.43%	(14.92%)	27.99%	3.46%	(3.19%)	(4.88%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$226,147	$ 191,711	$170,403	$101,748	$ 92,270	$ 91,345
Ratio of expenses to average net assets[4]	0.52%	0.52%	0.52%	0.51%	0.52%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.57%	0.57%	0.57%	0.56%	0.57%	0.58%
Ratio of net investment income to average net assets	2.35% [5]	2.31%	2.29%	2.36%	2.04%	2.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.30% [5]	2.26%	2.24%	2.31%	1.99%	2.42%
Portfolio turnover	3%	12%	9%	13%	23%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional/Vanguard Allocation Funds–15

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Funds sell their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP Dimensional/Vanguard Total Bond Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be a combination of Dimensional Investment Group Inc. mutual funds and Vanguard ETF® funds. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments.
The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund operate under a fund of funds structure and invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETF investments, the Funds may invest in individual securities, such as money market instruments.
Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Dimensional/Vanguard Total Bond Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
The investment objective of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2019, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Dimensional/Vanguard Allocation Funds–16

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of each Fund's average daily net assets.   This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$23,526	$14,748	$9,623
Legal	4,845	3,037	1,982
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2019, these fees were as follows:
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$22,634	$5,383	$10,010
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
LVIP Dimensional/Vanguard Allocation Funds–17

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, each Fund had liabilities payable to affiliates as follows:
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LIAC	$145,010	$91,897	$58,759
Distribution fees payable to LFD	153,685	68,675	45,092
Printing and mailing fees payable to Lincoln Life	22,229	5,095	8,309
Shareholder servicing fees payable to Lincoln Life	21,027	13,325	8,520
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
LVIP Dimensional/Vanguard Total Bond Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-30.08%
Fixed Income Funds-28.10%
**DFA Intermediate Term Extended Quality Portfolio	$152,029,021	$15,919,319	$ 9,229,474	$(336,630)	$12,621,152	$171,003,388	15,503,480	$2,468,449	$—
**DFA VA Global Bond Portfolio	31,823,986	3,202,374	581,610	(22,802)	1,039,432	35,461,380	3,332,837	—	—
**DFA VA Short-Term Fixed Portfolio	39,692,212	4,675,900	727,011	(2,834)	607,851	44,246,118	4,283,264	—	—
Money Market Fund-1.98%
✧✧LVIP Government Money Market Fund	15,846,183	2,132,291	290,805	—	—	17,687,669	1,768,767	162,394	—
Total	$239,391,402	$25,929,884	$10,828,900	$(362,266)	$14,268,435	$268,398,555		$2,630,843	$—

** Institutional Class shares.
✧✧ Standard Class shares.
LVIP Dimensional/Vanguard Allocation Funds–18

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Vanguard Domestic Equity ETF Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-0.00%
Equity Fund-0.00%
×Vanguard Mega Cap 300 Value ETF	$105,479,643	$—	$—	$—	$—	$—	—	$—	$—

× Issuer considered an unaffiliated investment of the Fund at June 30, 2019.
3. Investments
For the six months ended June 30, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$83,790,323	$70,463,353	$34,451,363
Sales	23,777,583	37,196,125	11,440,477
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$874,663,521	$401,076,314	$340,369,164
Aggregate unrealized appreciation of investments	$ 18,182,241	$169,300,049	$ 27,972,223
Aggregate unrealized depreciation of investments	(161,053)	—	—
Net unrealized appreciation of investments	$ 18,021,188	$169,300,049	$ 27,972,223
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Dimensional/Vanguard Allocation Funds–19

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2019:
Level 1	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investments:
Assets:
Affiliated Investment Companies	$268,398,555	$ —	$ —
Unaffiliated Investment Companies	624,286,154	570,376,362	368,341,387
Total Investments	$892,684,709	$570,376,362	$368,341,387
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Dimensional/ Vanguard Total Bond Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18
Shares sold:
Standard Class	1,494,829	3,662,779	1,415,328	3,292,290	1,402,618	3,955,527
Service Class	8,297,775	13,758,082	2,090,223	4,585,087	2,616,311	7,532,268
Shares reinvested:
Standard Class	—	259,428	—	179,629	—	293,098
Service Class	—	1,323,838	—	251,325	—	431,587
	9,792,604	19,004,127	3,505,551	8,308,331	4,018,929	12,212,480
Shares redeemed:
Standard Class	(538,957)	(1,123,375)	(483,827)	(749,555)	(600,196)	(702,038)
Service Class	(4,043,113)	(8,053,338)	(1,669,949)	(2,898,044)	(1,821,549)	(2,787,623)
	(4,582,070)	(9,176,713)	(2,153,776)	(3,647,599)	(2,421,745)	(3,489,661)
Net increase	5,210,534	9,827,414	1,351,775	4,660,732	1,597,184	8,722,819
5. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
LVIP Dimensional/Vanguard Allocation Funds–20

LVIP Dimensional/Vanguard Allocation Funds
Notes to Financial Statements (continued)
6. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
7. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Dimensional/Vanguard Allocation Funds–21

LVIP Dimensional International Core Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Dimensional International Core Equity Fund

LVIP Dimensional International Core Equity Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Core Equity Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,122.10	0.67%	$3.53
Service Class Shares	1,000.00	1,120.50	0.92%	4.84
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.50	0.67%	$3.36
Service Class Shares	1,000.00	1,020.20	0.92%	4.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Security Type/Country	Percentage of Net Assets
Common Stock	98.85%
Australia	6.38%
Austria	0.49%
Belgium	1.13%
Canada	9.31%
Chile	0.05%
Colombia	0.04%
Denmark	1.69%
Finland	1.52%
France	7.95%
Germany	7.15%
Hong Kong	2.91%
Ireland	0.77%
Israel	0.75%
Italy	2.59%
Japan	22.86%
Luxembourg	0.20%
Macau	0.07%
Mexico	0.01%
Netherlands	2.67%
New Zealand	0.46%
Norway	0.87%
Portugal	0.21%
Russia	0.01%
Singapore	1.04%
South Africa	0.39%
Spain	2.28%
Sweden	2.81%
Switzerland	7.02%
United Kingdom	15.10%
United States	0.12%
Preferred Stocks	0.42%
Rights	0.01%
Warrant	0.00%
Money Market Fund	0.22%
Total Investments	99.50%
Receivables and Other Assets Net of Liabilities	0.50%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	1.03%
Air Freight & Logistics	0.43%
Sector	Percentage of Net Assets
Airlines	0.42%
Auto Components	2.07%
Automobiles	2.97%
Banks	8.33%
Beverages	1.33%
Biotechnology	0.35%
Building Products	1.03%
Capital Markets	2.52%
Chemicals	4.25%
Commercial Services & Supplies	1.53%
Communications Equipment	0.18%
Construction & Engineering	1.83%
Construction Materials	0.74%
Consumer Finance	0.23%
Containers & Packaging	0.73%
Distributors	0.19%
Diversified Consumer Services	0.12%
Diversified Financial Services	0.43%
Diversified Telecommunication Services	2.30%
Electric Utilities	1.40%
Electrical Equipment	1.34%
Electronic Equipment, Instruments & Components	2.01%
Energy Equipment & Services	0.61%
Entertainment	0.61%
Food & Staples Retailing	2.06%
Food Products	3.21%
Gas Utilities	0.49%
Health Care Equipment & Supplies	1.34%
Health Care Providers & Services	0.86%
Health Care Technology	0.13%
Hotels, Restaurants & Leisure	2.16%
Household Durables	1.90%
Household Products	0.22%
Independent Power and Renewable Electricity Producers	0.37%
Industrial Conglomerates	0.71%
Insurance	4.63%
Interactive Media & Services	0.38%
Internet & Direct Marketing Retail	0.33%
IT Services	1.46%
Leisure Products	0.27%
Life Sciences Tools & Services	0.42%
Machinery	3.98%
Marine	0.30%
Media	1.58%
Metals & Mining	5.35%
Multiline Retail	0.67%
Multi-Utilities	0.87%
Oil, Gas & Consumable Fuels	5.91%
LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Paper & Forest Products	0.62%
Personal Products	0.88%
Pharmaceuticals	3.43%
Professional Services	1.71%
Real Estate Management & Development	2.59%
Road & Rail	1.55%
Semiconductors & Semiconductor Equipment	1.18%
Software	1.12%
Specialty Retail	1.33%
Technology Hardware, Storage & Peripherals	0.50%
Textiles, Apparel & Luxury Goods	1.63%
Thrifts & Mortgage Finance	0.16%
Tobacco	0.42%
Trading Companies & Distributors	1.58%
Transportation Infrastructure	0.64%
Water Utilities	0.14%
Wireless Telecommunication Services	1.22%
Total	99.28%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Nestle	1.09%
Toyota Motor	0.81%
BP ADR	0.66%
Roche Holding	0.62%
TOTAL	0.56%
Novartis	0.53%
HSBC Holdings ADR	0.46%
BASF	0.40%
Anglo American (London Stock Exchange)	0.39%
Rio Tinto ADR	0.37%
Total	5.89%

ADR–American Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.85%
Australia–6.38%
A2B Australia	7,280	$ 9,021
Accent Group	23,197	22,580
Adairs	13,303	13,256
Adelaide Brighton	25,861	73,479
AGL Energy	6,797	95,589
Ainsworth Game Technology	6,705	3,154
Alliance Aviation Services	9,170	16,640
ALS	34,631	178,905
Altium	3,169	76,497
Alumina ADR	2,200	14,344
AMA Group	23,132	23,270
†Amaysim Australia	19,169	9,977
Amcor	13,851	157,603
AMP	101,940	152,062
Ansell	5,122	96,713
AP Eagers	6,505	44,755
APA Group	14,514	110,064
Apollo Tourism & Leisure	17,341	4,441
Appen	4,687	92,589
ARB	3,562	45,612
Aristocrat Leisure	10,419	225,219
ARQ Group	4,463	2,193
†Asaleo Care	43,396	27,606
ASX	1,047	60,660
Atlas Arteria	18,854	103,960
†Atrium European Real Estate	6,949	25,918
AUB Group	1,133	8,304
†Aurelia Metals	49,624	17,270
Aurizon Holdings	131,158	497,898
Ausdrill	35,776	45,967
AusNet Services	34,560	45,545
Austal	16,268	39,058
Australia & New Zealand Banking Group	41,676	827,241
†Australian Agricultural	17,102	11,946
Australian Finance Group	15,079	16,675
Australian Pharmaceutical Industries	32,365	30,061
Automotive Holdings Group	8,745	17,232
Aveo Group	22,000	29,058
Bank of Queensland	16,939	113,427
Bapcor	24,890	97,709
Beach Energy	125,950	177,137
Bega Cheese	6,572	22,070
†Bellamy's Australia	3,466	20,291
Bendigo & Adelaide Bank	18,882	153,690
BHP Group	45,795	1,331,194
BHP Group ADR	13,249	705,856
Bingo Industries	13,810	21,949
Blackmores	629	39,785
BlueScope Steel	28,904	245,769
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Boral	36,919	$ 133,145
Brambles	23,737	214,976
Bravura Solutions	9,494	32,501
Breville Group	5,111	58,779
Brickworks	3,510	40,181
BWX	2,317	2,971
Caltex Australia	14,501	252,422
Capitol Health	68,459	11,054
†Cardno	10,023	6,650
carsales.com	11,196	106,562
Cedar Woods Properties	3,504	14,041
Challenger	20,833	97,241
CIMIC Group	1,187	37,326
Citadel Group	3,806	12,317
Cleanaway Waste Management	104,872	171,881
Coca-Cola Amatil	16,825	120,787
Cochlear	1,136	165,397
Codan	12,182	29,677
†Coles Group	21,627	203,059
Collins Foods (Australian Securities Exchange)	10,696	62,395
Commonwealth Bank of Australia	20,840	1,212,649
Computershare	7,588	86,539
†Cooper Energy	81,617	31,042
Corporate Travel Management	3,435	54,363
Costa Group Holdings	11,614	32,999
Credit Corp Group	4,622	86,190
Crown Resorts	9,349	81,714
†CSG	12,526	1,539
CSL	4,183	633,406
CSR	42,583	117,136
Decmil Group	21,470	13,641
Domain Holdings Australia	20,587	46,026
Domino's Pizza Enterprises	2,886	76,271
Downer EDI	27,411	133,339
DuluxGroup	15,935	104,297
Eclipx Group	16,633	15,330
Elders	8,415	36,780
†Energy World	39,810	1,649
EQT	614	12,777
ERM Power	5,246	6,898
Estia Health	11,704	21,722
EVENT Hospitality and Entertainment	6,614	58,042
Evolution Mining	58,477	179,220
Flight Centre Travel Group	2,450	71,469
Fortescue Metals Group	88,371	562,002
G8 Education	29,814	63,566
Genworth Mortgage Insurance Australia	15,397	30,422
LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
GrainCorp Class A	14,156	$ 79,357
GUD Holdings	3,606	25,393
GWA Group	14,620	35,124
Hansen Technologies	12,748	35,223
Harvey Norman Holdings	39,577	113,253
Healius	32,532	69,024
HT&E	12,146	15,008
Huon Aquaculture Group	4,157	13,133
IDP Education	5,679	70,614
Iluka Resources	22,529	171,054
Imdex	35,738	32,793
†IMF Bentham	9,344	19,200
Incitec Pivot	60,958	146,096
Independence Group	24,619	81,915
Infomedia	17,374	20,834
Inghams Group	14,170	40,003
Insurance Australia Group	23,601	137,026
Integral Diagnostics	9,867	21,890
Integrated Research	6,964	16,176
InvoCare	5,833	65,500
IOOF Holdings	8,231	29,937
IPH	9,773	51,270
IRESS	7,649	74,935
†iSelect	18,420	7,953
†iSentia Group	6,749	1,069
IVE Group	13,275	19,199
Japara Healthcare	13,564	10,717
JB Hi-Fi	8,291	150,591
Jupiter Mines	61,368	14,864
Kogan.com	2,541	8,513
Lifestyle Communities	3,480	16,198
Link Administration Holdings (Australian Securities Exchange)	20,319	71,495
Lovisa Holdings	2,325	18,590
†Lynas	43,312	78,328
MACA	12,400	7,835
†Macmahon Holdings	102,720	13,341
Macquarie Group	4,569	403,013
Magellan Financial Group	4,182	150,136
†Mayne Pharma Group	92,739	33,290
McMillan Shakespeare	6,278	53,902
McPherson's	8,569	7,249
Medibank	154,970	380,251
†Mesoblast	22,446	23,295
†Metals X	25,981	4,469
Metcash	74,480	134,709
Mineral Resources	13,235	139,759
†MMA Offshore	114,419	14,057
Monadelphous Group	5,859	77,381
Monash IVF Group	15,268	14,960
Money3	12,540	18,704
Mortgage Choice	11,418	8,743
†Myer Holdings	88,520	33,969
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
MyState	5,286	$ 16,663
National Australia Bank	43,917	824,940
Navigator Global Investments	2,382	6,598
Navitas	8,596	35,100
New Hope	12,612	24,040
Newcrest Mining	10,049	225,763
†NEXTDC	4,758	21,719
nib holdings	21,918	118,192
Nick Scali	2,060	9,064
Nine Entertainment	73,496	97,092
Northern Star Resources	21,300	174,741
NRW Holdings	29,414	51,768
Nufarm	15,085	43,515
OFX Group	8,551	8,348
Oil Search	25,460	126,965
OM Holdings	23,197	13,381
oOh!media	13,351	36,615
Orica	11,287	160,818
Origin Energy	38,307	196,979
Orora	60,707	138,281
OZ Minerals	21,202	150,080
Pacific Current Group	1,154	3,691
Pact Group Holdings	10,178	19,954
Pendal Group	17,975	90,404
Perpetual	2,985	88,686
†Perseus Mining	96,454	39,725
Pioneer Credit	5,416	10,277
Platinum Asset Management	14,872	50,741
†Praemium	19,514	5,492
Premier Investments	3,258	34,740
Pro Medicus	1,812	32,281
PWR Holdings	7,683	22,280
Qantas Airways	17,381	65,959
QBE Insurance Group	35,990	299,407
Qube Holdings	53,775	114,914
=†Quintis	11,219	0
†Ramelius Resources	60,311	30,657
Ramsay Health Care	2,615	132,760
REA Group	988	66,742
Reece	3,440	23,583
Regis Healthcare	6,738	12,451
Regis Resources	47,283	175,574
Reject Shop	2,536	3,258
Reliance Worldwide	13,168	32,584
Resolute Mining	67,381	63,407
Ridley	9,945	8,308
Rio Tinto (Australian Securities Exchange)	9,742	713,360
Ruralco Holdings	5,487	16,025
Sandfire Resources	13,634	64,288
Santos	38,421	191,818
†Saracen Mineral Holdings	31,831	82,405

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
SeaLink Travel Group	3,385	$ 9,053
SEEK	9,296	138,364
Select Harvests	6,881	35,068
†Senex Energy	51,921	13,035
Servcorp	2,368	5,835
Service Stream	21,301	42,070
Seven Group Holdings	4,010	52,255
†Seven West Media	80,912	26,424
SG Fleet Group	11,452	23,753
Sigma Healthcare	68,311	26,669
†Silver Chef	1,005	219
†Silver Lake Resources	56,622	50,136
Sims Metal Management	9,057	69,272
SmartGroup	2,355	13,816
Sonic Healthcare	6,029	114,876
South32	55,145	123,615
South32 ADR	2,400	26,664
Southern Cross Media Group	48,883	42,979
Spark Infrastructure Group	53,743	91,726
SpeedCast International	13,963	34,180
St Barbara	58,897	121,638
Star Entertainment Group	31,827	92,156
Steadfast Group	21,375	52,729
Suncorp Group	17,019	161,163
†Sundance Energy Australia	60,182	11,762
Super Retail Group	7,541	43,648
Sydney Airport	12,461	70,398
Tabcorp Holdings	44,414	138,767
Tassal Group	14,437	49,712
Technology One	13,168	73,020
Telstra	51,822	140,132
†Thorn Group	8,175	1,750
TPG Telecom	23,933	108,317
Transurban Group	13,420	138,956
Treasury Wine Estates	1,807	18,978
Villa World	10,756	16,688
†Village Roadshow	4,006	7,931
†Virgin Australia Holdings	38,668	4,615
Virtus Health	5,888	18,619
Vita Group	15,195	13,921
†Vocus Group	43,135	99,117
Webjet	4,187	39,997
Webster	18,826	18,503
Wesfarmers	15,180	385,879
Western Areas	7,962	11,022
†Westgold Resources	5,951	7,828
Westpac Banking	40,542	808,012
Westpac Banking ADR	1,600	31,888
Whitehaven Coal	62,311	160,566
WiseTech Global	2,594	50,763
Woodside Petroleum	12,308	315,682
Woolworths Group	15,144	353,630
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
WorleyParsons	14,422	$ 149,921
WPP AUNZ	29,030	9,783
		24,670,900
Austria–0.49%
Agrana Beteiligungs	660	14,334
ANDRITZ	2,472	93,068
AT&S Austria Technologie & Systemtechnik	2,359	42,759
CA Immobilien Anlagen	2,658	97,624
DO & Co.	342	32,978
†Erste Group Bank	6,746	250,170
EVN	3,629	54,883
FACC	968	13,597
Flughafen Wien	326	14,624
Kapsch TrafficCom	264	9,606
Lenzing	898	100,107
Mayr Melnhof Karton	653	82,123
Oesterreichische Post	1,413	47,566
OMV	2,874	140,092
Palfinger	713	21,925
POLYTEC Holding	1,389	13,836
Porr	855	18,857
Raiffeisen Bank International	9,854	231,378
Rosenbauer International	188	9,085
S IMMO	2,366	51,225
Schoeller-Bleckmann Oilfield Equipment	676	57,403
†Semperit Holding	457	6,766
Strabag	1,111	38,531
†Telekom Austria	10,576	79,853
UBM Development	240	10,507
UNIQA Insurance Group	7,394	68,901
Verbund	668	34,994
Vienna Insurance Group	2,494	63,950
voestalpine	5,657	174,885
Wienerberger	1,159	28,598
†Zumtobel Group	329	2,578
		1,906,803
Belgium–1.13%
Ackermans & van Haaren	1,522	228,550
Ageas	7,405	385,359
†AGFA-Gevaert	17,613	68,422
Anheuser-Busch InBev	11,198	990,915
Anheuser-Busch InBev ADR	1,200	106,212
Atenor	229	19,165
Barco	316	66,600
Bekaert	2,782	74,811
bpost	3,087	29,293
Cie d'Entreprises CFE	740	70,266
Colruyt	2,723	158,081

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
Deceuninck	2,600	$ 5,972
D'ieteren	1,540	70,783
Econocom Group	3,074	11,005
Elia System Operator	1,188	87,606
Euronav	7,649	71,679
EVS Broadcast Equipment	474	11,022
†Exmar	2,088	13,296
Fagron	3,145	63,955
†Galapagos	316	40,812
Gimv	1,202	75,873
Jensen-Group	278	10,242
KBC Group	5,458	358,183
Kinepolis Group	664	36,256
Lotus Bakeries	13	34,762
Melexis	1,085	73,364
=†Nyrstar	3,808	824
Ontex Group	4,267	68,872
Orange Belgium	3,417	67,763
Picanol	88	6,604
Proximus	4,722	139,558
Recticel	4,441	40,075
Resilux	61	9,364
Sioen Industries	782	21,341
Sipef	408	19,535
Solvay Class A	2,183	226,706
Telenet Group Holding	1,271	70,823
TER Beke	48	6,632
†Tessenderlo Group	1,566	52,314
UCB	4,328	359,179
Umicore	3,504	112,449
Van de Velde	150	4,691
		4,369,214
Canada–9.31%
†5N Plus	6,300	12,797
Absolute Software	1,400	8,531
Acadian Timber Class C	800	10,061
†Advantage Oil & Gas	8,323	10,360
Aecon Group	4,300	62,946
Ag Growth International	1,600	67,199
AGF Management Class B	5,000	19,854
Agnico Eagle Mines	1,877	96,177
†Aimia	10,261	29,932
†Air Canada	5,006	151,722
AirBoss of America	1,300	8,418
†Alacer Gold	23,300	80,955
Alamos Gold Class A	24,618	148,688
Alaris Royalty	3,689	52,988
Alcanna	1,420	6,474
†Alexco Resource	6,700	7,674
Algonquin Power & Utilities	3,598	43,572
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Algonquin Power & Utilities (New York Shares)	6,021	$ 72,966
Alimentation Couche-Tard Class B	4,400	276,892
†Alio Gold	3,300	2,545
AltaGas	10,534	159,351
†Amerigo Resources	14,300	7,862
Andrew Peller Class A	1,500	15,750
ARC Resources	23,100	113,070
†Argonaut Gold	15,000	20,389
†Aritzia	5,300	67,912
†Asanko Gold	4,900	3,106
Atco Class I	2,000	67,412
†Athabasca Oil	26,708	15,092
†Aurora Cannabis	5,347	41,892
†Aurora Cannabis (New York Shares)	7,306	57,133
AutoCanada	1,479	12,965
†B2Gold	107,560	326,898
Badger Daylighting	1,700	62,026
Bank of Montreal	2,000	151,075
Bank of Montreal (New York Shares)	11,744	886,085
Bank of Nova Scotia	5,700	306,165
Bank of Nova Scotia (New York Shares)	14,291	776,716
Barrick Gold	62,260	982,715
Barrick Gold (New York Shares)	11,892	187,537
†Bausch Health Companies	14,262	359,688
†Baytex Energy	33,894	52,541
BCE	1,429	65,015
BCE (New York Shares)	1,020	46,390
Birchcliff Energy	22,653	44,976
Bird Construction	622	2,684
†Black Diamond Group	2,500	3,914
†BlackBerry	5,967	44,472
†BlackBerry (New York Shares)	13,193	98,420
BMTC Group	600	5,778
†BNK Petroleum	23,000	3,864
†Bombardier Class B	30,946	51,988
Bonavista Energy	10,324	3,863
Bonterra Energy	2,713	11,208
Boralex Class A	4,896	73,615
Brookfield Asset Management Class A	2,800	133,954
Brookfield Asset Management (New York Shares) Class A	2,995	143,101
BRP	951	33,986
CAE	2,800	75,284
CAE (New York Shares)	7,974	214,182

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Calfrac Well Services	11,500	$ 18,266
Calian Group	600	15,576
Cameco	9,736	104,382
Cameco (New York Shares)	6,173	66,236
Canaccord Genuity Group	5,700	26,116
†Canacol Energy	4,600	15,456
†Canada Goose Holdings	1,496	57,940
Canadian Imperial Bank of Commerce	600	47,183
Canadian Imperial Bank of Commerce (New York Shares)	6,125	481,180
Canadian National Railway	8,653	800,349
Canadian Natural Resources	13,955	376,275
Canadian Natural Resources (New York Shares)	21,265	573,517
Canadian Pacific Railway	1,243	292,403
Canadian Tire Class A	1,509	164,411
Canadian Utilities Class A	1,945	54,895
Canadian Western Bank	5,745	131,040
†Canfor	6,500	52,762
Canfor Pulp Products	2,900	23,784
†Canopy Growth	1,000	40,373
CanWel Building Materials Group	6,028	22,325
Capital Power	3,488	80,305
†Capstone Mining	14,500	6,533
Cardinal Energy	4,400	8,064
Cascades	8,787	70,723
CCL Industries Class B	2,000	98,079
†Celestica	7,808	53,329
Cenovus Energy	14,310	126,212
Cenovus Energy (New York Shares)	11,110	97,990
†Centerra Gold	13,927	98,054
Cervus Equipment	700	6,489
CES Energy Solutions	18,401	34,004
†CGI	4,472	343,415
Chesswood Group	2,200	16,884
†China Gold International Resources	14,900	18,660
CI Financial	13,700	223,251
Cineplex	5,656	99,295
Clearwater Seafoods	2,700	10,608
Cogeco	1,000	63,808
Cogeco Communications	1,366	98,240
Colliers International Group	500	35,749
Colliers International Group (New York Shares)	1,677	120,107
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Computer Modelling Group	4,100	$ 22,793
Constellation Software	400	377,000
†Copper Mountain Mining	18,300	11,738
Corby Spirit & Wine	700	9,702
Corus Entertainment Class B	12,100	56,732
Cott	5,200	69,410
Cott (New York Shares)	3,177	42,413
Crescent Point Energy	32,727	108,211
Crescent Point Energy (New York Shares)	2,503	8,260
†Crew Energy	5,725	3,541
†CRH Medical	1,667	5,051
†Delphi Energy	4,020	460
†Denison Mines	25,260	13,502
†Descartes Systems Group	700	25,865
†Detour Gold	9,495	119,780
†DHX Media	7,383	10,486
Dollarama	3,200	112,576
Dorel Industries Class B	1,100	8,912
DREAM Unlimited Class A	6,000	33,309
†Dundee Precious Metals	9,200	34,284
ECN Capital	20,330	65,513
E-L Financial Class L	139	79,077
†Eldorado Gold	9,973	65,870
Element Fleet Management	29,835	217,802
Emera	809	33,057
Empire	6,415	161,557
Enbridge	7,033	254,027
Enbridge (New York Shares)	3,855	139,088
Encana	78,893	404,820
†Endeavour Mining	2,394	39,030
†Endeavour Silver	5,900	12,164
Enerflex	4,900	63,797
Enerplus	12,700	95,525
Enerplus (New York Shares)	17,501	131,783
Enghouse Systems	2,400	63,466
Ensign Energy Services	9,100	29,811
Equitable Group	556	30,820
Evertz Technologies	1,800	25,181
Exchange Income	808	23,570
Exco Technologies	2,400	14,203
Extendicare	5,000	32,034
Fairfax Financial Holdings	800	392,660
Fiera Capital	3,700	31,870
Finning International	9,900	180,454
First Capital Realty	4,300	71,779
†First Majestic Silver	7,428	58,650
First National Financial	1,200	28,636
First Quantum Minerals	13,914	132,175

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
FirstService	1,600	$ 153,798
Fortis	2,421	95,598
Fortis (New York Shares)	1,472	58,100
†Fortuna Silver Mines	10,327	29,414
Franco-Nevada	598	50,758
Frontera Energy	2,600	26,882
Gamehost	1,600	11,815
†GDI Integrated Facility Services	100	2,081
†Gear Energy	24,579	10,698
Genworth MI Canada	2,441	77,244
George Weston	2,361	179,155
Gibson Energy	8,672	154,627
Gildan Activewear	1,700	65,791
Gildan Activewear (New York Shares)	1,909	73,840
GMP Capital	3,200	5,547
goeasy	900	36,425
†Golden Star Resources	3,060	12,384
†Gran Tierra Energy	33,675	52,716
†Great Canadian Gaming	2,673	90,627
Great-West Lifeco	4,369	100,588
†Guyana Goldfields	5,522	4,343
†Heroux-Devtek	2,187	31,998
High Liner Foods	3,400	23,081
†Home Capital Group	4,712	69,769
Horizon North Logistics	13,100	18,606
Hudbay Minerals	11,499	62,256
Hudbay Minerals (New York Shares)	5,664	30,642
Hudson's Bay	6,100	44,718
Husky Energy	17,684	167,583
Hydro One	3,300	57,556
†Ia Financial	4,923	200,521
†IAMGOLD	30,700	103,853
†IBI Group	2,100	8,018
IGM Financial	2,100	59,959
†Imperial Metals	3,600	6,983
Imperial Oil	1,600	44,302
Imperial Oil (New York Shares)	2,828	78,251
Information Services	1,000	12,294
Innergex Renewable Energy	8,151	86,766
Intact Financial	535	49,441
Inter Pipeline	18,300	284,656
†Interfor	7,236	77,026
†International Petroleum	5,091	22,665
†Intertain Group	1,100	9,975
Intertape Polymer Group	4,327	60,830
Jamieson Wellness	900	13,821
Just Energy Group	1,946	8,366
Just Energy Group (New York Shares)	2,000	8,600
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
K-Bro Linen	800	$ 24,436
†Kelt Exploration	13,500	40,205
Keyera	10,176	261,869
†Kinaxis	600	37,419
Kinder Morgan Canada	2,400	21,387
†Kinross Gold	118,832	459,158
Kirkland Lake Gold	6,400	275,734
Lassonde Industries Class A	100	15,019
Laurentian Bank of Canada	2,687	92,292
Leon's Furniture	1,469	16,939
Linamar	4,576	170,803
Loblaw	4,033	206,493
Lucara Diamond	28,465	34,344
Lundin Mining	55,309	304,515
Magellan Aerospace	1,000	12,447
Magna International	3,400	169,176
Magna International (New York Shares)	13,713	681,536
†Major Drilling Group International	3,266	10,550
Manulife Financial	9,853	179,070
Manulife Financial (New York Shares)	15,665	284,790
Maple Leaf Foods	3,822	83,704
Martinrea International	9,900	82,100
Medical Facilities	3,953	37,400
†MEG Energy	10,338	39,629
Methanex	200	9,079
Methanex (New York Shares)	2,161	98,239
Metro Class A	3,171	118,990
Morguard	200	28,605
Morneau Shepell	2,000	45,161
Mountain Province Diamonds	4,500	4,433
MTY Food Group Class I	600	29,946
Mullen Group	5,700	41,350
National Bank of Canada	12,322	585,355
†New Gold	40,377	39,158
†New Gold (New York Shares)	2,694	2,590
NFI Group	4,300	121,164
Norbord	1,200	29,745
Norbord (New York Shares)	1,896	47,002
North American Construction Group	1,200	12,930
North American Construction Group (New York Shares)	1,200	12,960
North West	2,700	61,626
Northland Power	5,746	111,888

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Nutrien (New York Shares)	5,381	$ 287,668
†NuVista Energy	9,000	17,937
†Obsidian Energy	2,971	3,539
OceanaGold	61,714	168,711
Onex	500	30,159
Open Text	5,859	241,391
Osisko Gold Royalties	5,200	54,202
Osisko Gold Royalties (New York Shares)	2,306	24,075
†Painted Pony Energy	8,554	6,271
Pan American Silver	12,956	167,497
Pan American Silver (New York Shares)	7,043	90,925
†Paramount Resources Class A	4,400	21,940
†Parex Resources	13,860	222,365
Park Lawn	600	13,182
Parkland Fuel	5,321	168,827
Pason Systems	5,362	77,714
Pembina Pipeline	1,748	65,072
Pembina Pipeline (New York Shares)	1,593	59,276
†Pengrowth Energy	23,764	8,892
Peyto Exploration & Development	14,495	43,389
†PHX Energy Services	2,800	6,179
Pizza Pizza Royalty	900	6,866
†Points International	700	8,645
Polaris Infrastructure	900	10,116
Pollard Banknote	800	14,753
†Precision Drilling	13,907	26,124
†Precision Drilling (New York Shares)	5,200	9,828
†Premier Gold Mines	11,196	17,441
Premium Brands Holdings	1,100	75,187
†Pretium Resources	2,371	23,700
Quarterhill	7,500	8,075
Quebecor Class B	6,700	159,576
Recipe Unlimited	1,200	24,191
Restaurant Brands International	969	67,387
Richelieu Hardware	3,600	60,671
Ritchie Bros Auctioneers	2,100	69,762
Rocky Mountain Dealerships	1,200	7,157
Rogers Communications Class B	500	26,765
Rogers Communications (New York Shares) Class B	3,360	179,827
Rogers Sugar	5,200	22,276
†Roxgold	25,200	20,783
Royal Bank of Canada	2,600	206,622
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Royal Bank of Canada (New York Shares)	16,704	$ 1,326,298
Russel Metals	7,540	127,245
†Sandstorm Gold	8,400	46,633
Saputo	3,200	95,789
Secure Energy Services	9,000	49,070
†SEMAFO	21,500	84,716
†Seven Generations Energy Class A	21,796	106,854
Shaw Communications Class B	12,145	247,515
ShawCor	5,185	72,536
†Shopify Class A	200	60,109
Sienna Senior Living	1,900	28,220
†Sierra Wireless	900	10,893
†Sierra Wireless (Nasdaq Stock Market)	507	6,125
Sleep Country Canada Holdings	1,300	18,861
SNC-Lavalin Group	3,089	62,462
†Spin Master	1,100	31,810
Sprott	5,700	14,668
†SSR Mining	5,462	74,742
†SSR Mining (New York Shares)	2,603	35,583
Stantec	2,500	60,002
Stantec (New York Shares)	2,136	51,221
†Stars Group	6,716	114,642
Stella-Jones	1,500	54,133
†STEP Energy Services	2,800	4,020
†Storm Resources	6,000	8,293
Stuart Olson	2,000	5,177
Sun Life Financial	2,300	95,246
Sun Life Financial (New York Shares)	5,990	247,746
Suncor Energy	13,192	411,510
Suncor Energy (New York Shares)	27,910	869,676
†SunOpta	4,163	13,696
Superior Plus	13,700	139,767
Surge Energy	21,900	21,406
†Tamarack Valley Energy	22,160	35,367
†Taseko Mines	18,300	9,642
TC Energy	3,360	166,387
Teck Resources Class B	8,254	190,474
Teck Resources (New York Shares) Class B	20,681	476,904
†Teranga Gold	9,160	28,049
TFI International	6,800	205,784
Thomson Reuters	1,000	64,511
Thomson Reuters (New York Shares)	300	19,338
Tidewater Midstream and Infrastructure	18,184	19,857

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Timbercreek Financial	3,665	$ 26,559
TMX Group	1,918	133,427
TORC Oil & Gas	13,034	40,708
†Torex Gold Resources	5,000	51,392
Toromont Industries	1,400	66,357
Toronto-Dominion Bank	7,400	432,399
Toronto-Dominion Bank (New York Shares)	12,647	738,079
Total Energy Services	3,299	20,808
Tourmaline Oil	16,200	206,343
TransAlta	9,688	63,031
TransAlta (New York Shares)	11,388	74,136
TransAlta Renewables	7,364	77,883
Transcontinental Class A	7,600	84,673
TransGlobe Energy	13,800	19,284
†Trican Well Service	12,870	11,499
†Trisura Group	500	11,450
†Turquoise Hill Resources	33,041	41,126
Uni-Select	3,100	29,401
Valener	2,900	57,178
Vermilion Energy	3,928	85,336
Vermilion Energy (New York Shares)	7,129	154,913
Wajax	3,200	38,438
Waste Connections	1,534	146,620
†Wesdome Gold Mines	14,900	61,327
West Fraser Timber	3,400	155,000
Western Forest Products	44,500	54,370
WestJet Airlines	1,300	30,516
Westshore Terminals Investment	4,267	71,619
Wheaton Precious Metals	1,877	45,393
Wheaton Precious Metals (New York Shares)	6,344	153,398
Whitecap Resources	21,400	69,451
Winpak	2,195	72,410
WSP Global	444	24,442
Yamana Gold	59,084	149,791
†Yangarra Resources	11,300	19,415
		35,959,852
Chile–0.05%
Antofagasta	15,000	177,182
		177,182
Colombia–0.04%
Millicom International Cellular SDR	2,571	144,725
		144,725
Denmark–1.69%
†ALK-Abello Class A	462	107,872
Alm Brand	4,979	44,026
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Ambu Class B	3,180	$ 51,695
AP Moller - Maersk Class A	28	32,563
AP Moller - Maersk Class B	97	120,699
†Bang & Olufsen	1,372	9,588
†Bavarian Nordic	821	20,312
Brodrene Hartmann	211	10,161
Carlsberg Class B	1,750	232,220
Chr Hansen Holding	1,749	164,590
Coloplast Class B	547	61,832
Columbus	4,653	8,803
D/S Norden	2,354	33,926
Danske Bank	6,956	110,206
†Demant	3,982	123,940
Dfds	1,943	82,521
†Drilling	294	22,842
DSV	4,731	465,861
FLSmidth & Co.	2,804	127,054
†Genmab	722	132,760
GN Store Nord	8,046	376,130
H Lundbeck	2,308	91,418
†H+H International Class B	1,148	18,328
IC Group	491	2,917
ISS	10,565	319,409
Jeudan	76	11,925
Jyske Bank	4,167	144,548
Matas	3,162	34,298
†Nilfisk Holding	2,781	77,707
†NKT	979	15,075
NNIT	488	9,415
Novo Nordisk ADR	2,700	137,808
Novo Nordisk Class B	17,239	880,520
Novozymes Class B	4,468	208,329
Orsted	1,087	94,035
Pandora	9,193	327,013
Per Aarsleff Holding Class B	1,112	39,641
Ringkjoebing Landbobank	1,910	124,012
Rockwool International Class A	198	45,481
Rockwool International Class B	377	96,450
Royal Unibrew	3,696	270,199
RTX	767	18,486
Scandinavian Tobacco Group Class A	4,192	48,854
Schouw & Co.	806	61,435
SimCorp	1,742	168,629
Solar Class B	303	14,587
Spar Nord Bank	6,082	53,559
Sydbank	3,568	68,060
Topdanmark	2,824	159,377
Tryg	3,108	101,136
Vestas Wind Systems	6,116	529,852

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
†Zealand Pharma	1,380	$ 30,037
		6,542,141
Finland–1.52%
Ahlstrom-Munksjo	2,126	35,005
Aktia Bank	2,558	25,102
Alma Media	1,259	8,413
Asiakastieto Group	623	20,402
Aspo	1,168	12,006
Atria	742	6,522
Cargotec	2,638	100,237
Caverion	638	4,998
Citycon	3,899	40,611
Cramo	3,362	79,823
Elisa	5,000	243,965
Finnair	3,430	27,357
Fiskars	2,492	40,817
Fortum	13,097	289,465
†F-Secure	2,413	6,810
Huhtamaki	6,975	286,860
Kemira	9,101	133,978
Kesko Class A	640	34,277
Kesko Class B	4,036	224,510
Kone Class B	2,104	124,248
Konecranes	3,463	132,305
Lassila & Tikanoja	2,818	46,014
Metsa Board	12,062	64,834
Metso	7,029	276,635
Neste	18,939	643,877
Nokia (London Stock Exchange)	39,560	197,040
Nordea Bank	42,227	306,618
Olvi Class A	1,276	49,622
Oriola Class B	10,932	24,962
Orion Class A	901	32,749
Orion Class B	5,166	189,442
Outokumpu	12,925	44,190
†Outotec	8,669	45,872
Ponsse	944	34,152
Raisio Class V	7,392	24,418
Ramirent	4,940	50,218
Revenio Group	804	18,329
Sampo Class A	8,684	409,923
Sanoma	5,246	50,615
†Stockmann Class B	1,585	3,987
Stora Enso Class R	23,792	279,977
Tieto	2,711	80,335
Tikkurila	2,609	43,907
Tokmanni Group	5,246	47,841
UPM-Kymmene	17,553	467,033
Uponor	3,944	42,851
Vaisala Class A	1,389	34,590
Valmet	8,041	200,601
Wartsila	14,166	205,688
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
YIT	10,352	$ 63,718
		5,857,749
France–7.95%
Accor	4,172	179,085
Actia Group	1,052	5,006
†Adevinta ASA	1,602	17,736
Aeroports de Paris	497	87,687
†Air France-KLM	27,389	263,229
Air Liquide	5,066	708,573
Airbus	5,665	801,720
Akka Technologies	780	56,173
AKWEL	593	10,856
Albioma	2,560	67,851
Alstom	4,985	231,057
Alten	2,137	256,209
Altran Technologies	10,359	164,395
Amundi	1,465	102,286
April	1,153	28,297
Arkema	5,566	517,440
Assystem	625	25,372
Atos	3,208	268,019
Aubay	366	13,047
AXA	20,377	535,135
Axway Software	477	7,051
Bastide le Confort Medical	242	10,599
Beneteau	1,847	20,327
Bigben Interactive	645	8,702
BioMerieux	1,939	160,663
BNP Paribas	15,600	739,522
Boiron	873	37,077
Bollore	22,188	97,903
Bonduelle SCA	924	30,260
†Bourbon	1,171	2,796
Bouygues	10,454	387,143
Bureau Veritas	8,712	215,037
Burelle	10	9,662
Capgemini	3,914	486,640
Carrefour	26,983	520,987
Casino Guichard Perrachon	2,697	92,003
†CGG	27,656	52,098
Chargeurs	794	15,746
Cie de Saint-Gobain	15,146	591,448
Cie des Alpes	539	14,924
Cie Generale des Etablissements Michelin	6,220	786,466
Cie Plastic Omnium	5,008	130,237
CNP Assurances	4,598	104,367
Coface	6,660	67,175
Creditricole	16,786	200,302
Danone	7,128	603,543
Dassault Aviation	6	8,624
Dassault Systemes	1,117	178,167

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Derichebourg	9,326	$ 35,839
Devoteam	605	72,372
Edenred	5,523	281,477
Eiffage	6,266	619,265
Electricite de France	18,049	227,559
Electricite de Strasbourg	55	6,754
Elior Group	6,149	84,572
Elis	11,423	207,176
Engie	24,215	367,184
Eramet	660	43,928
†Erytech Pharma	867	6,077
EssilorLuxottica	1,807	235,492
Esso SA Francaise	184	5,163
Etablissements Maurel et Prom	5,157	17,077
Euronext	2,937	222,211
Europcar Mobility Group	8,623	61,373
Eutelsat Communications	17,127	319,865
Exel Industries Class A	95	5,131
Faurecia	5,221	242,160
†Fnac Darty	1,519	112,790
Gaztransport Et Technigaz	1,077	108,036
Getlink	5,663	90,713
GL Events	866	22,654
Groupe Crit	390	26,298
Groupe Open	435	8,785
Guerbet	783	42,470
Haulotte Group	610	4,925
Hermes International	204	147,063
†ID Logistics Group	130	23,090
Iliad	1,980	222,349
Imerys	2,184	115,777
Ingenico Group	3,462	306,392
Ipsen	679	92,613
IPSOS	2,079	54,818
Jacquet Metal Service	1,315	26,879
JCDecaux	3,336	101,018
Kaufman & Broad	1,919	73,406
Kering	593	350,002
Korian	3,114	118,451
Lagardere SCA	13,189	343,611
Le Belier	321	11,077
Lectra	2,401	61,565
Legrand	3,922	286,733
Linedata Services	218	6,619
LISI	2,070	66,965
LNA Sante	292	14,643
L'Oreal	1,217	346,027
LVMH Moet Hennessy Louis Vuitton	3,082	1,310,237
Maisons du Monde	2,540	60,599
†Maisons France Confort	195	8,104
Manitou BF	943	29,119
Manutan International	120	9,552
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Mersen	822	$ 31,534
Metropole Television	1,918	36,280
Natixis	24,220	97,524
Neopost	2,076	44,414
Nexans	2,230	74,908
Nexity	3,489	150,769
Oeneo	3,149	36,894
Orange	47,243	745,168
Orange ADR	1,900	29,868
Orpea	1,465	176,711
Pernod Ricard	690	127,082
Peugeot	32,370	796,705
†Pierre & Vacances	210	3,735
Plastivaloire	1,424	10,373
Publicis Groupe	7,811	412,271
Rallye	1,545	12,312
†Recylex	1,894	7,452
Remy Cointreau	357	51,474
Renault	5,120	321,896
Rexel	21,568	273,749
Robertet	45	32,697
Rothschild & Co.	2,248	72,940
Rubis SCA	3,404	191,660
Safran	2,151	314,674
Sanofi	7,465	645,143
Sartorius Stedim Biotech	594	93,664
Savencia	292	21,914
Schneider Electric	5,599	506,614
SCOR	6,725	294,816
SEB	1,269	228,296
Societe BIC	1,971	150,141
Societe Generale	11,932	301,156
Societe pour l'Informatique Industrielle	665	17,392
Sodexo	2,048	239,399
†SOITEC	590	64,546
†Solocal Group	24,875	25,598
Somfy	487	47,015
Sopra Steria Group	904	105,335
SPIE	4,989	92,562
†Ste Industrielle d'Aviation Latecoere	4,124	13,473
Stef	359	30,167
STMicroelectronics	22,956	407,149
STMicroelectronics (New York Shares)	1,700	29,954
Suez	9,314	134,399
Synergie	615	22,203
Tarkett	4,378	102,489
†Technicolor	9,951	9,217
Teleperformance	2,918	584,642
Television Francaise 1	5,220	54,964
Thales	1,927	238,027
Thermador Groupe	504	32,716

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
TOTAL	38,288	$ 2,147,718
TOTAL ADR	4,971	277,332
Trigano	575	52,458
†Ubisoft Entertainment	6,574	514,143
Union Financiere de France BQE S.A.	430	9,144
Valeo	8,197	266,861
†Vallourec	20,867	59,960
Veolia Environnement	6,697	163,074
Vetoquinol	184	12,131
Vicat	1,228	61,100
Vilmorin & Cie	478	27,340
Vinci	7,748	791,269
Vivendi	5,638	154,722
†Worldline	981	71,274
		30,737,304
Germany–7.15%
1&1 Drillisch	2,151	71,772
7C Solarparken	3,540	11,794
Aareal Bank	4,128	108,747
adidas	1,888	584,091
ADO Properties	1,211	50,096
†ADVA Optical Networking	4,994	36,546
†AIXTRON	2,094	20,003
All for One Steeb	186	9,846
Allgeier	430	12,713
Allianz	3,963	955,781
Amadeus Fire	302	41,117
Atoss Software	81	12,618
Aurubis	2,276	111,162
Axel Springer	2,941	207,174
BASF	21,008	1,528,316
Basler	144	8,187
Bauer	962	26,521
Bayer	7,581	525,820
Bayer ADR	980	17,101
Bayerische Motoren Werke	9,036	667,918
BayWa	899	26,007
Bechtle	948	109,101
Beiersdorf	507	60,792
Bertrandt	580	41,196
bet-at-home.com	209	13,166
Bilfinger	2,294	74,239
Borussia Dortmund & Co.	8,109	76,302
Brenntag	8,908	437,093
CANCOM	1,820	96,603
Carl Zeiss Meditec Class B	390	38,466
†CECONOMY	6,763	41,481
CENIT	409	6,027
CENTROTEC Sustainable	677	9,628
Cewe Stiftung & Co.	635	62,819
comdirect bank	823	9,270
Commerzbank	40,837	293,264
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
CompuGroup Medical	1,389	$ 112,177
Continental	3,071	447,196
†Corestate Capital Holding	853	29,147
Covestro	9,025	459,459
CropEnergies	1,890	13,303
CTS Eventim & Co.	2,648	123,123
Daimler	24,130	1,345,774
Deutsche Bank	39,833	307,155
Deutsche Bank (New York Shares)	10,580	80,725
Deutsche Boerse	2,951	416,593
Deutsche Lufthansa	14,234	244,054
Deutsche Pfandbriefbank	9,475	114,090
Deutsche Post	14,371	472,760
Deutsche Telekom	78,677	1,363,050
Deutsche Telekom ADR	4,300	74,562
Deutsche Wohnen	6,765	247,891
Deutz	14,839	144,362
DIC Asset	3,885	44,858
Dr Hoenle	138	9,305
Draegerwerk & Co.	124	5,943
Duerr	3,943	134,710
E.ON	57,318	621,907
Eckert & Ziegler	210	24,734
†EDAG Engineering Group	532	7,199
Elmos Semiconductor	625	15,640
†ElringKlinger	2,669	16,102
Energiekontor	647	12,728
Evonik Industries	6,459	188,201
†Evotec	5,346	149,676
Fielmann	1,459	105,665
First Sensor	589	18,787
Francotyp-Postalia Holding Class A	3,861	15,630
Fraport Frankfurt Airport Services Worldwide	1,932	166,297
Freenet	12,360	247,277
Fresenius & Co.	7,703	418,273
Fresenius Medical Care & Co.	7,812	613,501
FUCHS PETROLUB	1,252	44,570
GEA Group	6,567	186,375
Gerresheimer	2,539	187,138
Gesco	598	16,388
GFT Technologies	1,564	12,484
Grand City Properties	5,470	125,104
†H&R & Co.	1,285	9,892
Hamburger Hafen und Logistik	2,777	73,482
Hannover Rueck	1,444	233,485
Hapag-Lloyd	1,517	66,417
HeidelbergCement	3,729	301,771
†Heidelberger Druckmaschinen	22,239	35,712

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Hella & Co.	4,241	$ 208,968
Henkel & Co.	473	43,472
HOCHTIEF	474	57,723
HolidayCheck Group	3,631	10,983
Hornbach Baumarkt	449	8,807
Hornbach Holding & Co.	103	5,850
HUGO BOSS	3,703	246,789
Indus Holding	1,375	61,761
Infineon Technologies	25,685	456,414
Innogy	2,901	124,197
Isra Vision	465	20,720
Jenoptik	1,446	46,760
K+S	12,746	237,145
KION Group	5,935	375,335
Kloeckner & Co.	4,304	25,735
Koenig & Bauer	782	32,270
Krones	579	46,649
KWS Saat	195	14,235
LANXESS	5,727	340,124
LEG Immobilien	1,920	216,543
Leifheit	726	17,130
†Leoni	1,918	31,727
†Manz	413	11,013
Merck	2,142	223,735
METRO	19,411	354,692
MLP	5,144	24,223
MTU Aero Engines	1,934	461,279
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	2,164	542,423
Nemetschek	2,793	168,258
Nexus	360	13,575
†Nordex	5,598	77,284
Norma Group	2,584	107,088
OHB	563	21,414
OSRAM Licht	3,640	120,241
Paragon & Co.	108	2,561
PATRIZIA Immobilien	2,227	46,135
Pfeiffer Vacuum Technology	698	102,387
PNE	7,182	20,335
Porsche Automobil Holding	3,828	247,995
ProSiebenSat.1 Media	17,596	275,651
Puma	1,730	115,375
†QIAGEN	3,299	134,242
QSC	11,002	17,039
Rational	114	78,568
Rheinmetall	3,893	477,130
RHOEN-KLINIKUM	858	26,244
RIB Software	1,099	22,572
RWE	19,324	476,831
S&T	737	17,220
SAF-Holland	3,803	44,109
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Salzgitter	2,299	$ 65,880
SAP	4,128	565,915
Sartorius	1,144	234,616
Scout24	2,351	124,898
Secunet Security Networks	79	10,286
Siemens	2,924	348,118
Siltronic	896	65,110
Sixt	1,046	111,930
Sixt Leasing	985	12,164
†SMA Solar Technology	506	14,697
Software	1,442	49,557
Stabilus	1,248	57,825
STRATEC Biomedical	196	12,681
Stroeer & Co.	2,308	173,391
Suedzucker	5,483	92,918
†SUESS MicroTec	815	8,705
Surteco Group	396	11,437
Symrise	2,556	246,118
†TAG Immobilien	5,096	117,708
Takkt	2,185	31,802
†Talanx	2,814	121,943
Technotrans	604	14,938
†Tele Columbus	2,040	4,097
Telefonica Deutschland Holding	18,736	52,346
thyssenkrupp	5,332	77,851
TLG Immobilien	2,739	80,199
=Tom Tailor Holdings	3,269	8,587
Uniper	6,899	209,053
United Internet	8,958	295,131
VERBIO Vereinigte BioEnergie	2,083	18,451
Volkswagen	1,062	182,161
Vonovia	4,671	223,133
Vossloh	415	15,264
Wacker Chemie	1,267	100,124
Wacker Neuson	1,488	37,411
Washtec	765	52,019
Wirecard	1,691	285,468
Wuestenrot & Wuerttembergische	1,974	42,469
XING	145	61,912
†Zalando	276	12,220
Zeal Network	1,232	27,682
		27,644,620
■Hong Kong–2.91%
Agritrade Resources	340,000	49,183
AIA Group	115,600	1,248,353
Allied Properties	148,000	32,393
†Applied Development Holdings	125,000	5,521
APT Satellite Holdings	27,500	11,218

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Asia Satellite Telecommunications Holdings	6,500	$ 7,822
ASM Pacific Technology	21,700	222,477
Bank of East Asia	27,726	77,533
BOC Aviation	16,200	135,762
BOC Hong Kong Holdings	31,000	122,052
Bright Smart Securities & Commodities Group	48,000	9,716
=†Brightoil Petroleum Holdings	123,000	17,714
†Burwill Holdings	208,000	2,829
Cafe de Coral Holdings	48,000	142,806
Cathay Pacific Airways	22,000	32,878
Century City International Holdings	124,000	10,493
CGN Mining	155,000	6,857
†China Display Optoelectronics Technology Holdings	192,000	14,510
China Flavors & Fragrances	38,000	8,999
China Goldjoy Group	188,000	9,507
China New Higher Education Group	36,000	14,035
†China Shandong Hi-Speed Financial Group	432,000	17,973
Chinese Estates Holdings	17,000	15,360
Chong Hing Bank	21,000	35,803
Chow Sang Sang Holdings International	15,000	22,120
Chow Tai Fook Jewellery Group	32,000	34,813
Chuang's Consortium International	88,000	19,478
CITIC Telecom International Holdings	159,000	63,048
CK Asset Holdings	34,680	271,686
CK Hutchison Holdings	24,680	243,437
CK Infrastructure Holdings	17,000	138,555
CK Life Sciences International Holdings	84,000	4,684
CLP Holdings	12,000	132,237
CNQC International Holdings	42,500	8,705
†Common Splendor International Health Industry Group	284,000	18,905
†Cosmopolitan International Holdings	72,000	16,222
Cowell e Holdings	68,000	12,229
CSI Properties	280,000	13,991
Dah Sing Banking Group	19,600	35,380
Dah Sing Financial Holdings	8,800	41,119
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Eagle Nice International Holdings	4,000	$ 1,208
Emperor International Holdings	106,000	27,407
†Esprit Holdings	109,700	20,924
Fairwood Holdings	6,000	20,668
Far East Consortium International	111,000	51,107
†FIH Mobile	173,000	19,287
First Pacific	172,000	69,793
†First Shanghai Investments	16,000	993
Fountain SET Holdings	70,000	10,763
Galaxy Entertainment Group	30,000	201,810
Get Nice Holdings	752,000	25,510
Giordano International	126,000	55,216
Global Brands Group Holding	35,800	3,206
=†Gold-Finance Holdings	80,000	737
†Goodbaby International Holdings	98,000	22,238
Guoco Group	4,000	62,495
Guotai Junan International Holdings	144,000	24,902
Haitong International Securities Group	131,864	43,098
Hang Lung Group	33,000	91,596
Hang Lung Properties	50,000	118,951
Hang Seng Bank	10,700	266,328
Hanison Construction Holdings	16,639	2,876
Henderson Land Development	26,412	145,618
HK Electric Investments	36,500	37,380
HKBN	29,000	52,290
HKR International	50,160	25,188
HKT Trust	151,000	239,692
Hong Kong & China Gas	48,680	107,919
Hong Kong Exchanges & Clearing	12,141	429,064
†Hong Kong Finance Investment Holding Group	158,000	18,012
Hongkong & Shanghai Hotels	42,500	55,339
Hongkong Land Holdings	14,900	96,041
Hutchison Telecommunications Hong Kong Holdings	130,000	30,651
Hysan Development	13,000	67,173
†I-CABLE Communications	16,026	203
IGG	53,000	59,276
IT	50,000	21,088

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
ITC Properties Group	31,000	$ 7,302
Jacobson Pharma	86,000	16,870
Johnson Electric Holdings	29,500	63,068
Kerry Logistics Network	28,500	51,352
Kerry Properties	27,000	113,414
Kingston Financial Group	186,000	37,849
Kowloon Development	35,000	46,089
Lai Sun Development	8,400	12,433
Lai Sun Garment International	14,200	19,741
†Landing International Development	96,000	13,280
Li & Fung	524,000	91,424
Lifestyle International Holdings	28,500	41,694
Liu Chong Hing Investment	10,000	15,875
L'Occitane International	27,750	54,810
Luk Fook Holdings International	30,000	93,963
†Macau Legend Development	150,000	21,099
Man Wah Holdings	160,800	70,965
Mega Expo Holdings	50,000	13,194
Melco International Development	53,000	117,277
Melco Resorts & Entertainment ADR	600	13,032
Microport Scientific	31,000	23,047
Miramar Hotel & Investment	10,000	21,865
†Mongolian Mining	355,000	4,363
MTR	14,500	97,670
NagaCorp	106,000	130,376
Nameson Holdings	38,000	2,684
New World Development	281,077	439,652
†NewOcean Energy Holdings	62,000	14,066
NWS Holdings	48,058	98,844
†OCI International Holdings	24,000	4,178
=†Pacific Andes International Holdings	338,000	1,184
Pacific Basin Shipping	309,000	56,613
Pacific Textiles Holdings	82,000	64,923
PC Partner Group	28,000	7,805
PCCW	346,000	199,668
Pico Far East Holdings	58,000	19,601
Playmates Holdings	60,000	8,766
Polytec Asset Holdings	88,500	11,319
Power Assets Holdings	10,500	75,537
PRADA	21,600	66,790
Public Financial Holdings	24,000	10,291
†Realord Group Holdings	26,000	15,111
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Regal Hotels International Holdings	18,000	$ 11,275
Regina Miracle International Holdings	29,000	23,111
Sa International Holdings	118,153	33,929
†Samsonite International	102,600	236,092
Shangri-La Asia	52,000	65,488
Shenwan Hongyuan	20,000	3,562
Singamas Container Holdings	72,000	10,778
Sino Land	91,726	153,832
SITC International Holdings	132,000	134,788
Sitoy Group Holdings	26,000	5,009
SmarTone Telecommunications Holdings	33,500	31,926
Soundwill Holdings	5,000	6,852
Stella International Holdings	14,000	23,657
Sun Hung Kai & Co.	29,000	13,551
Sun Hung Kai Properties	20,000	339,301
SUNeVision Holdings	49,000	42,692
Swire Pacific Class A	15,500	190,452
Swire Pacific Class B	22,500	42,680
Swire Properties	12,800	51,747
Tao Heung Holdings	2,000	379
Techtronic Industries	30,500	233,655
Television Broadcasts	19,200	32,110
Texwinca Holdings	36,000	11,014
TK Group Holdings	26,000	12,833
†TOM Group	44,000	8,800
Tradelink Electronic Commerce	74,000	11,941
Transport International Holdings	13,600	39,955
Tsui Wah Holdings	20,000	1,689
United Laboratories International Holdings	36,000	19,297
Value Partners Group	66,000	44,082
Victory City International Holdings	8,760	751
Vitasoy International Holdings	26,000	125,033
VPower Group International Holdings	11,000	3,943
VSTECS Holdings	32,000	17,773
VTech Holdings	16,800	150,577
WH Group	313,000	317,505
Wharf Holdings	30,000	79,510
Wharf Real Estate Investment	13,000	91,616
Wheelock & Co.	24,000	172,334
Wing On Co. International	3,000	9,673

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Wing Tai Properties	16,000	$ 11,255
Xinyi Glass Holdings	140,000	147,063
Yue Yuen Industrial Holdings	52,000	142,627
		11,249,671
Ireland–0.77%
AIB Group	34,031	139,153
Bank of Ireland Group	40,459	211,666
C&C Group	21,795	96,902
†Cairn Homes	11,595	15,822
CRH	865	28,274
CRH ADR	18,861	617,698
Glanbia (London Stock Exchange)	18,667	303,511
Irish Continental Group	13,703	67,936
James Hardie Industries CDI	7,448	98,047
Kerry Group Class A	2,199	262,551
Kingspan Group	7,952	431,856
Paddy Power Betfair	3,096	232,843
Paddy Power Betfair (London Stock Exchange)	642	48,371
†Permanent TSB Group Holdings	929	1,289
Smurfit Kappa Group	13,172	399,144
UDG Healthcare	2,468	25,037
		2,980,100
Israel–0.75%
†Africa Israel Properties	560	18,069
†Airport City	2,584	47,516
Alrov Properties and Lodgings	323	12,084
Amot Investments	5,068	33,700
†Arko Holdings	22,824	9,057
Ashtrom Group	3,232	24,987
Ashtrom Properties	3,364	18,201
Azrieli Group	798	53,548
†Bank Hapoalim	20,580	152,832
Bank Leumi Le-Israel	49,700	359,234
Bayside Land	27	14,279
Bezeq The Israeli Telecommunication	60,878	46,111
†Big Shopping Centers	149	10,772
Blue Square Real Estate	300	13,059
†Brack Capital Properties	39	3,703
†Cellcom Israel	6,426	18,417
†Clal Insurance Enterprises Holdings	812	13,540
Danel Adir Yeoshua	234	15,257
Delek Automotive Systems	3,464	15,900
Delek Group	320	55,045
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Delta Galil Industries	368	$ 10,839
†Dexia Israel Bank	75	15,667
Direct Insurance Financial Investments	1,870	20,617
†El Al Israel Airlines	17,349	4,535
Elbit Systems	270	40,284
Elbit Systems (New York Shares)	192	28,706
Electra	116	32,425
Electra Consumer Products 1970	515	6,306
†Equital	1,353	42,476
†First International Bank Of Israel	2,222	56,134
Formula Systems 1985	762	39,297
Fox Wizel	1,055	30,196
Gilat Satellite Networks	1,455	12,500
Hadera Paper	295	20,250
Harel Insurance Investments & Financial Services	9,588	71,987
Hilan	812	26,423
IDI Insurance	189	7,353
IES Holdings	263	15,451
†Industrial Buildings	8,736	17,336
Inrom Construction Industries	2,596	9,108
Israel Chemicals	16,283	85,664
Israel Discount Bank Class A	51,316	209,236
†Kamada	634	3,431
Kerur Holdings	403	10,552
Magic Software Enterprises	1,300	11,661
Malam - Team	207	25,956
Matrix IT	1,514	21,806
Maytronics	4,037	27,840
Mega Or Holdings	1,052	19,381
Melisron	701	37,793
Menora Mivtachim Holdings	2,003	30,417
Migdal Insurance & Financial Holding	29,788	31,247
†Mizrahi Tefahot Bank	4,998	115,455
Naphtha Israel Petroleum	2,641	17,290
†Nawi Brothers	1,174	6,917
Neto ME Holdings	91	7,699
†Nice	211	28,885
†Nice ADR	698	95,626
†Nova Measuring Instruments	1,159	28,872
†Oil Refineries	183,266	94,140
One Software Technologies	180	9,825
OPC Energy	1,809	14,394

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Partner Communications	7,166	$ 30,664
Paz Oil	555	78,166
Phoenix Holdings	7,112	43,139
Plasson Industries	216	9,230
Rami Levy Chain Stores Hashikma Marketing 2006	226	11,786
Scope Metals Group	396	9,291
Shapir Engineering and Industry	3,168	11,633
Shikun & Binui	16,387	47,826
Shufersal	9,132	60,923
Strauss Group	1,682	48,425
Summit Real Estate Holdings	1,759	16,963
Tadiran Holdings	507	16,270
†Teva Pharmaceutical Industries ADR	4,921	45,421
†Tower Semiconductor	3,782	59,642
YH Dimri Construction & Development	672	13,033
		2,879,700
Italy–2.59%
A2A	95,280	165,399
ACEA	3,282	62,497
Amplifon	4,440	104,033
Aquafil	1,318	12,416
†Arnoldo Mondadori Editore	9,603	17,297
Ascopiave	4,301	18,464
Assicurazioni Generali	24,232	456,230
Atlantia	6,785	176,928
Autogrill	10,024	105,139
Avio	1,339	22,108
Azimut Holding	9,520	183,444
=†Banca Carige	7,846	10
Banca Farmafactoring	6,455	35,979
Banca Generali	2,086	60,065
Banca IFIS	815	10,999
Banca Mediolanum	6,923	50,994
†Banca Monte dei Paschi di Siena	3,450	4,227
Banca Popolare di Sondrio	26,099	57,899
†Banco BPM	100,001	203,672
Banco di Desio e della Brianza	4,685	10,175
BasicNet	1,798	9,722
BE	10,569	11,958
Biesse	435	5,585
BPER Banca	30,108	122,724
Brembo	10,246	117,915
Brunello Cucinelli	1,247	42,104
Buzzi Unicem	2,778	56,404
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Cairo Communication	10,980	$ 32,997
Cementir Holding	2,477	17,960
Cerved Group	5,416	48,065
CIR-Compagnie Industriali Riunite	21,107	22,585
CNH Industrial	16,587	170,402
Credito Emiliano	4,840	23,317
†Credito Valtellinese	477,622	30,666
Danieli & C Officine Meccaniche	833	15,269
Datalogic	1,125	22,310
Davide Campari-Milano	11,156	109,291
De' Longhi	2,087	42,238
DiaSorin	872	101,303
Enav	7,305	41,463
Enel	138,122	963,504
Eni	63,215	1,051,096
ERG	2,382	48,780
Esprinet	1,533	5,587
Falck Renewables	13,966	58,606
Ferrari	2,515	407,781
Fiera Milano	2,272	9,604
Fila	1,179	17,536
†Fincantieri	11,573	12,979
FinecoBank Banca Fineco	13,075	145,858
FNM	22,397	12,633
Geox	789	1,145
Gruppo MutuiOnline	1,221	21,742
Hera	47,402	181,314
IMA Industria Macchine Automatiche	662	54,900
†IMMSI	4,790	2,979
Interpump Group	2,344	72,126
Intesa Sanpaolo	191,203	409,328
Iren	32,369	84,140
Italgas	18,912	127,106
Italmobiliare	714	17,212
†Juventus Football Club	25,405	42,785
Leonardo	13,948	176,952
Maire Tecnimont	9,843	31,913
MARR	1,059	24,173
Massimo Zanetti Beverage Group	2,053	13,680
†Mediaset	31,335	102,419
Mediobanca Banca di Credito Finanziario	28,003	288,761
Moncler	4,689	200,977
†OVS	7,917	13,603
Piaggio & C	13,390	39,293
Poste Italiane	24,360	256,698
Prima Industrie	237	4,024
Prysmian	2,156	44,547
RAI Way	4,043	24,182
Recordati	1,750	72,940

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Reno de Medici	19,356	$ 13,602
Reply	484	33,029
Rizzoli Corriere Della Sera Mediagroup	17,359	18,397
Sabaf	510	7,922
SAES Getters	340	7,926
†Safilo Group	2,772	2,906
†Saipem	34,349	171,414
†Salini Impregilo	8,251	16,664
Salvatore Ferragamo	1,717	41,000
Saras	40,141	60,593
Servizi Italia	1,444	5,090
Sesa	667	21,540
Snam	29,217	145,349
Societa Cattolica di Assicurazioni SC	10,820	96,767
Societa Iniziative Autostradali e Servizi	4,013	74,562
SOL	1,200	15,201
Technogym	3,868	43,095
†Telecom Italia	516,800	282,149
†Telecom Italia ADR	6,900	38,157
Terna Rete Elettrica Nazionale	34,565	220,235
†Tinexta	506	7,560
Tod's	380	17,742
UniCredit	28,602	352,057
Unieuro	1,596	25,549
Unione di Banche Italiane	72,465	197,847
Unipol Gruppo	24,457	119,173
UnipolSai Assicurazioni	43,859	112,693
Zignago Vetro	1,349	16,321
		10,009,696
Japan–22.86%
77 Bank	3,300	48,650
A&D	2,600	19,125
ABC-Mart	500	32,608
Abist	800	18,906
Achilles	800	14,644
Adastria	1,600	34,298
ADEKA	4,300	63,703
Adtec Plasma Technology	1,800	12,311
Advan	1,200	11,812
Advantest	3,000	82,593
Aeon	12,600	216,839
Aeon Delight	900	26,650
Aeon Fantasy	1,000	20,780
AEON Financial Service	4,900	79,085
Aeon Hokkaido	2,300	15,607
Aeon Mall	3,000	45,204
†Aeria	1,700	13,413
AGC	8,900	308,313
Ahresty	1,900	9,846
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ai Holdings	2,600	$ 42,165
Aica Kogyo	1,900	63,686
Aichi	3,200	20,702
Aichi Bank	600	20,584
Aichi Steel	400	11,713
Aichi Tokei Denki	500	19,310
Aida Engineering	3,000	23,241
†Aiful	15,600	31,930
Ain Holdings	1,500	87,333
Air Water	9,700	166,533
Airport Facilities	2,700	12,667
Aisan Industry	2,000	12,693
Aisin Seiki	7,300	251,814
Ajinomoto	13,400	232,473
Ajis	700	20,716
Akatsuki	400	21,644
†Akebono Brake Industry	7,100	6,938
Akita Bank	900	17,043
Albis	600	12,838
Alconix	1,500	19,861
Alfresa Holdings	1,300	32,150
Alinco	2,100	18,909
Alpen	600	8,507
Alps Electric	15,024	254,440
Altech	1,980	30,238
Amada Holdings	8,900	100,599
Amano	2,700	74,723
Amiyaki Tei	300	9,347
Amuse	600	13,844
ANA Holdings	1,000	33,146
Anest Iwata	1,300	11,600
Anicom Holdings	400	14,338
AOKI Holdings	1,900	18,843
Aomori Bank	1,100	26,993
Aoyama Trading	2,200	43,191
Aozora Bank	5,000	120,223
Arakawa Chemical Industries	1,000	13,065
Arata	800	27,300
Arcland Sakamoto	1,600	19,602
Arcland Service Holdings	500	8,590
Arcs	2,400	47,936
Arealink	700	6,222
Ariake Japan	300	18,982
Artnature	400	2,340
ArtSpark Holdings	1,600	11,353
Asahi	1,900	21,461
Asahi Diamond Industrial	3,600	21,996
Asahi Group Holdings	5,100	229,595
Asahi Holdings	3,300	67,052
Asahi Intecc	5,600	138,427
Asahi Kasei	26,300	281,162
ASAHI YUKIZAI	1,500	19,320
Asante	800	15,632

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Asanuma	500	$ 16,150
Asia Pile Holdings	1,700	9,367
Asics	4,800	52,129
ASKA Pharmaceutical	2,200	25,706
Astellas Pharma	23,700	337,743
Asukanet	1,500	19,919
Asunaro Aoki Construction	2,300	17,305
Ateam	900	9,532
Atom	4,300	38,117
†Atrae	1,000	23,528
Autobacs Seven	1,800	29,740
Avex	2,600	33,039
Awa Bank	3,000	71,994
Axial Retailing	1,200	41,347
Azbil	2,400	58,769
Bandai Namco Holdings	3,500	169,836
Bando Chemical Industries	1,500	14,204
Bank of Iwate	900	23,425
Bank of Kochi	500	3,489
Bank of Kyoto	2,400	93,048
Bank of Nagoya	700	22,099
Bank of Okinawa	1,180	35,993
Bank of Saga	700	10,035
Bank of the Ryukyus	1,800	19,249
Bank of Toyama	500	11,905
Baroque Japan	4,000	33,022
BayCurrent Consulting	1,000	38,663
Belc	900	43,896
Bell System24 Holdings	3,800	52,653
Belluna	2,000	13,674
Benefit One	3,600	62,294
Benesse Holdings	1,200	28,005
Bic Camera	5,500	54,064
BML	1,000	28,449
Bourbon	500	7,837
Bridgestone	12,200	481,277
Broadleaf	3,800	18,822
Bronco Billy	900	18,228
Brother Industries	11,500	217,826
Bunka Shutter	2,900	22,017
C Uyemura & Co.	300	17,168
Calbee	1,700	45,913
Can Do	500	7,400
Canon	10,400	304,544
Canon Electronics	1,900	31,971
Canon Marketing Japan	1,600	35,003
Capcom	2,600	52,339
Carlit Holdings	2,400	14,094
Casio Computer	5,600	69,821
Cawachi	1,700	31,582
Central Glass	1,800	40,096
Central Japan Railway	900	180,457
Central Security Patrols	900	41,724
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Central Sports	600	$ 17,326
Charm Care	1,500	23,264
Chiba Bank	15,400	75,413
Chiba Kogyo Bank	4,900	12,126
Chilled & Frozen Logistics Holdings	700	8,619
Chiyoda Integre	500	9,197
Chori	700	11,162
Chubu Electric Power	4,500	63,213
Chubu Shiryo	900	10,214
Chuetsu Pulp & Paper	800	10,830
Chugai Pharmaceutical	500	32,746
Chugai Ro	300	4,508
Chugoku Bank	8,100	71,533
Chugoku Electric Power	5,300	66,837
Chugoku Marine Paints	4,600	39,560
Chukyo Bank	700	14,422
CI Takiron	4,000	25,025
Citizen Watch	19,000	97,767
CKD	2,700	27,533
CK-San-Etsu	100	2,719
CMIC Holdings	800	15,209
CMK	2,400	14,011
Coca-Cola Bottlers Japan Holdings Class C	3,275	83,067
cocokara fine	600	31,273
Coco's Japan	700	9,651
COLOPL	1,900	11,512
Colowide	2,900	55,608
COMSYS Holdings	3,000	76,234
Comture	500	17,858
Concordia Financial Group	28,969	108,117
CONEXIO	1,700	21,598
Cosel	1,100	11,762
Cosmo Energy Holdings	5,100	115,583
Cosmos Pharmaceutical	300	51,007
CRE	2,500	23,917
Create Restaurants Holdings	3,100	38,627
Create SD Holdings	1,300	30,595
Credit Saison	5,700	66,897
Cresco	800	25,741
CTI Engineering	400	5,583
CTS	2,700	17,188
CyberAgent	1,900	69,240
Cybozu	2,000	22,695
Dai Nippon Printing	5,200	111,057
Dai Nippon Toryo	2,000	19,341
Daibiru	3,600	33,550
Daicel	16,200	144,373
Dai-Dan	900	19,273
Daido Metal	3,800	23,397
Daido Steel	1,500	57,060
Daifuku	1,500	84,725

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daihatsu Diesel Manufacturing	2,100	$ 13,248
Daihen	800	23,030
Daiho	1,000	25,096
Dai-Ichi Cutter Kogyo	1,200	19,552
Daiichi Jitsugyo	600	17,182
Daiichi Kigenso Kagaku-Kogyo	1,000	7,957
Dai-ichi Life Holdings	14,800	223,920
Daiichi Sankyo	900	47,201
Dai-ichi Seiko Class C	300	3,486
Daiichikosho	1,300	60,642
Daiken	800	16,349
Daiken Medical	2,500	14,298
Daiki Aluminium Industry	3,000	21,077
Daikin Industries	1,800	235,690
Daikoku Denki	900	10,817
Daikokutenbussan	800	25,514
Daikyonishikawa	4,000	31,861
Dainichiseika Color & Chemicals Manufacturing	600	16,889
Daio Paper	5,600	65,981
Daiseki	500	12,536
Daishi Hokuetsu Financial Group	2,050	52,596
Daito Pharmaceutical	600	18,431
Daito Trust Construction	1,900	242,309
Daiwa House Industry	13,600	397,401
Daiwa Securities Group	42,900	188,350
Daiwabo Holdings	1,400	66,908
Daiyu Lic Holdings	1,600	12,816
DCM Holdings	5,700	56,080
Dear Life	4,700	19,314
DeNA	3,700	70,938
Denka	5,500	163,679
Denso	4,200	177,098
Dentsu	2,100	73,444
Denyo	900	12,145
Descente	600	10,574
Dexerials	2,900	18,740
DIC	4,600	121,803
Digital Arts	500	44,232
Digital Hearts Holdings	1,000	9,756
Dip	4,500	75,562
Disco	500	82,508
DKS	600	19,940
DMG Mori	7,100	114,377
Doshisha	900	14,228
Doutor Nichires Holdings	1,900	36,015
Dowa Holdings	2,300	73,933
DTS	2,200	45,958
DyDo Group Holdings	400	17,204
Eagle Industry	2,500	24,445
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Earth	600	$ 26,862
East Japan Railway	2,200	206,016
Ebara	3,600	98,132
Ebara Foods Industry	800	15,616
Ebara Jitsugyo	600	11,081
Eco's	1,500	19,347
EDION	4,000	37,251
EF-ON	960	7,151
eGuarantee	2,400	28,880
E-Guardian	700	12,024
Ehime Bank	1,400	13,558
Eidai	3,200	9,736
Eiken Chemical	1,600	25,388
Eisai	300	17,003
Eizo	200	7,121
Elecom	1,300	44,155
Electric Power Development	1,300	29,583
Elematec	200	1,903
EM Systems	2,300	35,253
Endo Lighting	1,600	10,941
†Enigmo	1,200	27,118
en-japan	1,400	54,797
Enplas	400	11,916
EPS Holdings	2,100	32,677
eRex	2,300	24,730
ES-Con Japan	1,800	11,193
ESPEC	900	19,632
†Evolable Asia	1,100	24,074
Excel	600	8,472
Exedy	2,000	41,999
Ezaki Glico	800	35,665
F@N Communications	2,300	12,000
FALCO HOLDINGS	900	14,165
FamilyMart UNY Holdings	900	21,487
FANUC	500	92,906
Fast Retailing	500	302,649
FCC	2,600	54,554
†FDK	1,200	9,881
Feed One	9,200	15,929
Ferrotec Holdings	2,600	20,530
FIDEA Holdings	7,000	7,477
Financial Products Group	6,000	49,644
First Bank of Toyama	3,100	8,674
First Brothers	1,700	15,503
Fixstars	1,500	27,763
FJ Next	1,500	14,502
Foster Electric	900	13,013
FP	1,000	61,208
France Bed Holdings	1,400	12,578
Freebit	2,500	27,630
Freund	1,800	14,478
F-Tech	1,100	7,694
Fudo Tetra	490	5,957

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fuji	3,100	$ 20,947
Fuji Aichi	3,500	44,643
Fuji Ehime	600	10,145
Fuji Electric	3,700	128,230
Fuji Kyuko	1,000	36,105
Fuji Miyagi	700	13,470
Fuji Oil	6,500	15,946
Fuji Oil Holdings	1,700	51,282
Fuji Pharma	1,200	15,538
Fuji Seal International	2,700	82,760
Fuji Soft	1,000	43,964
Fujibo Holdings	300	6,476
Fujicco	600	11,355
FUJIFILM Holdings	2,200	111,694
Fujikura	24,000	90,593
Fujikura Kasei	1,700	8,894
Fujimori Kogyo	900	24,204
Fujisash	13,300	10,656
Fujita Kanko	400	10,040
Fujitec	1,500	19,655
Fujitsu	6,000	419,317
Fujitsu Frontech	700	6,543
Fujitsu General	3,600	57,326
Fukuda	400	17,012
Fukui Bank	1,800	23,444
Fukui Computer Holdings	500	11,596
Fukuoka Financial Group	4,100	75,085
Fukushima Bank	1,600	3,721
Fukushima Industries	700	23,074
Fukuyama Transporting	1,400	50,754
FULLCAST Holdings	1,000	21,335
Funai Soken Holdings	1,800	43,673
Furukawa	1,900	24,702
Furukawa Battery	2,300	13,786
Furukawa Electric	5,600	164,768
Furuno Electric	2,500	23,528
Furusato Industries	500	6,574
Furyu	3,800	40,130
Fuso Chemical	1,200	23,913
Fuso Pharmaceutical Industries	400	6,899
Futaba Industrial	7,100	38,934
Future	2,000	39,543
Fuyo General Lease	1,500	85,583
G-7 Holdings	800	22,461
Gakken Holdings	600	28,306
Gakkyusha	900	10,454
Gecoss	900	7,949
Genki Sushi	900	25,941
Geo Holdings	3,500	44,878
Geostr	1,400	4,250
Giken	800	25,114
GLOBERIDE	700	21,832
Glory	2,200	58,222
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
GMO Cloud	800	$ 22,528
GMO Financial Holdings	2,700	15,938
GMO internet	4,400	79,988
GMO Payment Gateway	800	55,286
Godo Steel	1,200	21,962
Goldcrest	1,400	24,698
Goldwin	400	50,284
Gree	1,400	6,531
GS Yuasa	5,000	96,675
G-Tekt	1,700	24,099
GungHo Online Entertainment	980	27,215
Gunma Bank	13,900	48,761
†Gunosy	1,700	28,617
Gunze	1,100	47,423
Gurunavi	3,200	19,838
H2O Retailing	5,200	60,088
HABA Laboratories	400	30,976
Hachijuni Bank	15,400	62,890
Hagihara Industries	1,300	15,848
Hagiwara Electric Holdings	400	10,468
Hakudo	1,100	13,877
Hakuhodo DY Holdings	5,200	87,831
Hakuto	1,300	14,600
Halows	800	16,455
Hamakyorex	1,000	35,329
Hamamatsu Photonics	1,000	39,067
Hankyu Hanshin Holdings	3,800	136,353
Hanwa	1,400	37,567
Happinet	800	9,829
Harada Industry	1,800	13,158
Harima Chemicals Group	2,600	24,932
Harmonic Drive Systems	1,200	46,601
Haseko	18,700	189,724
Hazama Ando	15,000	100,409
Heiwa	1,100	22,629
Heiwa Real Estate	1,500	30,703
Heiwado	2,200	39,082
Helios Techno Holding	2,500	14,477
Hibino	1,000	23,217
Hibiya Engineering	900	15,689
Hiday Hidaka	792	15,196
Hikari Tsushin	500	109,233
HI-LEX	900	14,585
Hino Motors	14,600	123,227
Hioki EE	100	3,254
Hirakawa Hewtech	600	6,730
Hiramatsu	4,200	13,709
Hirata	700	40,823
Hirose Electric	405	45,319
Hiroshima Bank	11,300	54,552
HIS	1,900	47,363
Hisamitsu Pharmaceutical	400	15,852

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hitachi	23,900	$ 879,346
Hitachi Capital	5,900	131,461
Hitachi Chemical	3,100	84,493
Hitachi Construction Machinery	4,300	112,495
Hitachi High-Technologies	1,500	77,114
Hitachi Metals	6,200	70,306
Hitachi Transport System	3,500	113,858
Hitachi Zosen	8,800	32,334
Hochiki	1,300	16,114
Hodogaya Chemical	400	10,804
Hogy Medical	800	23,669
Hokkaido Coca-Cola Bottling	200	6,887
Hokkaido Electric Power	9,500	53,282
Hokkan Holdings	800	12,664
Hokkoku Bank	1,300	36,642
Hokuetsu	9,600	51,895
Hokuetsu Industries	2,000	22,525
Hokuhoku Financial Group	7,700	80,232
†Hokuriku Electric Power	7,900	57,360
Hokuto	600	10,128
Honda Motor	18,400	475,801
Honda Motor ADR	4,400	113,696
Honda Tsushin Kogyo	2,400	10,878
H-One	800	5,703
Honeys Holdings	2,400	26,420
Honma Golf	17,500	15,189
Hoosiers Holdings	1,000	5,596
Horiba	2,600	134,894
Hoshizaki	200	14,914
Hosiden	3,100	34,515
Hosokawa Micron	600	25,375
House Foods Group	1,300	48,867
Howa Machinery	1,300	10,248
Hoya	3,600	276,675
Hulic	3,100	24,957
Hyakugo Bank	12,500	38,717
Hyakujushi Bank	1,200	24,048
Ibiden	5,600	98,392
IBJ Leasing	1,900	47,664
Ichibanya	600	26,708
Ichigo	17,500	51,518
Ichiken	800	12,310
Ichikoh Industries	2,000	13,247
Ichinen Holdings	1,200	12,419
Ichiyoshi Securities	4,600	31,158
Idec	2,000	37,678
Idemitsu Kosan	9,796	296,280
IDOM	9,500	25,560
Ihara Science	1,200	14,853
IHI	8,900	215,159
Iida Group Holdings	3,500	56,664
Iino Kaiun Kaisha	5,000	16,700
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
IJT Technology Holdings	2,700	$ 12,628
IMAGICA GROUP	1,900	11,032
Imasen Electric Industrial	600	5,145
Inaba Denki Sangyo	900	37,834
Inaba Seisakusho	900	11,827
Inabata & Co.	2,800	35,925
Inageya	600	7,461
I-Net	1,100	12,046
Infocom	800	18,277
Infomart	3,900	61,125
Information Services International-Dentsu	900	28,796
Innotech	4,500	35,756
Intage Holdings	2,000	17,494
Internet Initiative Japan	2,800	52,645
Inui Global Logistics	2,200	17,104
IR Japan Holdings	800	19,338
Iriso Electronics	1,300	65,659
Iseki & Co.	700	9,933
Isetan Mitsukoshi Holdings	12,600	102,281
Ishihara Sangyo Kaisha	1,600	18,781
†Istyle	4,000	27,834
Isuzu Motors	19,800	226,137
Ito En	1,300	60,671
ITOCHU	6,700	128,352
Itochu Enex	3,700	29,707
Itochu Techno-Solutions	2,100	53,987
Itochu-Shokuhin	300	12,939
Itoham Yonekyu Holdings	7,500	51,172
Itoki	1,700	6,956
IwaiCosmo Holdings	800	8,804
Iwaki & Co.	2,300	10,516
Iwatani	3,000	104,238
Iyo Bank	9,400	47,559
Izumi	1,800	72,889
J Front Retailing	10,400	119,478
J Trust	2,900	13,022
JAC Recruitment	1,300	30,741
Jaccs	1,400	27,929
Jalux	300	7,660
Jamco	400	7,841
Janome Sewing Machine	1,000	4,179
Japan Airlines	1,800	57,448
Japan Airport Terminal	500	21,384
†Japan Asset Marketing	3,900	3,296
Japan Aviation Electronics Industry	4,000	58,947
Japan Cash Machine	2,400	24,616
†Japan Display	40,900	27,124
Japan Elevator Service Holdings	1,000	25,402
Japan Exchange Group	9,900	157,675
Japan Investment Adviser	700	11,677

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Lifeline	2,500	$ 40,614
Japan Material	2,100	30,084
Japan Meat	800	13,167
Japan Medical Dynamic Marketing	1,400	18,703
Japan Post Holdings	21,100	238,958
Japan Property Management Center	1,500	15,480
Japan Pulp & Paper	400	13,329
Japan Securities Finance	8,700	44,453
Japan Steel Works	5,500	92,245
Japan Tobacco	17,600	387,968
Japan Transcity	3,000	13,200
Japan Wool Textile	2,700	21,115
JCU	2,100	38,663
Jeol	1,400	31,376
JFE Holdings	11,100	163,445
JGC	4,300	58,828
Jimoto Holdings	7,400	6,603
JINS	600	33,410
JK Holdings	1,500	7,776
J-Oil Mills	400	14,436
Joshin Denki	1,000	19,789
JSP	1,400	26,726
JSR	3,400	53,857
JTEKT	9,900	120,376
Juki	2,600	24,081
Juroku Bank	1,800	36,726
Justsystems	900	29,285
JVC Kenwood	16,000	37,264
JXTG Holdings	94,450	470,729
†Kadokawa Dwango	2,300	31,198
Kadoya Sesame Mills	300	10,918
Kaga Electronics	1,700	24,616
Kagome	1,300	30,262
Kajima	16,000	220,071
Kakaku.com	2,700	52,219
Kaken Pharmaceutical	1,800	84,423
Kakiyasu Honten	700	13,399
Kameda Seika	300	13,430
Kamei	1,600	16,665
Kamigumi	5,100	120,940
Kanaden	1,100	13,277
Kanagawa Chuo Kotsu	400	13,791
Kanamoto	2,500	64,823
Kandenko	4,000	33,490
Kaneka	2,200	82,946
Kaneko Seeds	900	10,860
Kanematsu	6,800	75,517
Kanematsu Electronics	800	22,173
Kansai Electric Power	4,600	52,731
Kansai Mirai Financial Group	3,022	19,411
Kansai Paint	2,000	42,032
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kansai Super Market	1,600	$ 16,143
Kanto Denka Kogyo	4,200	29,435
Kao	6,100	465,456
Kasai Kogyo	2,600	19,155
Kato Sangyo	800	24,338
Kato Works	400	7,475
KAWADA TECHNOLOGIES	200	14,978
Kawai Musical Instruments Manufacturing	900	26,312
Kawasaki Heavy Industries	7,200	169,806
†Kawasaki Kisen Kaisha	4,000	49,016
KDDI	43,700	1,112,020
Keihan Holdings	3,300	143,978
Keihanshin Building	2,700	24,915
Keihin	3,600	51,656
Keikyu	4,300	74,144
Keio	1,000	65,903
Keisei Electric Railway	1,200	43,770
Keiyo	600	2,581
Keiyo Bank	5,500	32,225
Kenedix	6,500	32,465
Kenko Mayonnaise	500	10,430
Kewpie	5,500	121,578
Key Coffee	700	13,707
Keyence	700	431,706
KFC Holdings Japan	700	12,961
KH Neochem	1,600	39,345
Kikkoman	700	30,524
Kinden	3,700	56,790
Kintetsu Department Store	700	20,747
Kintetsu Group Holdings	2,300	110,267
Kintetsu World Express	2,900	37,937
Kirin Holdings	11,400	246,155
Kirindo Holdings	500	7,974
Ki-Star Real Estate	600	9,158
Kitagawa	600	11,727
Kita-Nippon Bank	400	6,293
Kitano Construction	300	7,191
Kitanotatsujin	3,800	19,841
Kito	2,000	30,969
Kitz	5,100	35,788
Kiyo Bank	4,100	52,311
†KLab	4,300	36,703
†KNT-CT Holdings	600	7,478
Koa	1,100	14,316
Koatsu Gas Kogyo	2,000	15,702
Kobayashi Pharmaceutical	300	21,523
Kobe Bussan	1,200	58,330
†Kobe Electric Railway	500	18,297
Kobe Steel	32,400	212,664
Kohnan Shoji	1,900	39,573
Koito Manufacturing	2,100	112,385
†Kojima	4,600	20,339
Kokuyo	3,300	46,292

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Komatsu	22,600	$ 548,678
Komatsu Matere	1,700	12,739
Komatsu Wall Industry	700	11,671
KOMEDA Holdings	1,800	33,970
Komeri	1,900	38,925
Konaka	2,400	9,010
Konami Holdings	1,600	75,262
Kondotec	2,100	17,963
Konica Minolta	22,700	221,179
Konishi	1,200	17,864
Konoike Transport	1,600	25,236
Konoshima Chemical	1,400	11,632
Kose	600	101,269
Koshidaka Holdings	3,600	50,744
Kotobuki Spirits	1,000	47,068
Kourakuen Holdings	500	12,867
Krosaki Harima	500	28,591
KRS	600	10,892
K's Holdings	8,100	76,484
Kubota	6,700	111,934
Kubota ADR	300	25,020
Kumagai Gumi	1,700	50,400
Kumiai Chemical Industry	4,770	34,575
Kura	700	29,912
Kurabo Industries	800	14,303
Kuraray	15,300	183,282
Kureha	1,100	75,246
Kurimoto	800	10,794
Kurita Water Industries	3,000	74,744
Kuriyama Holdings	1,400	10,932
Kusuri no Aoki Holdings	600	42,242
†KYB	1,100	31,087
Kyodo Printing	400	10,072
Kyoei Steel	1,000	17,710
Kyokuto Kaihatsu Kogyo	1,200	14,969
Kyokuto Securities	1,000	8,143
Kyokuyo	500	13,323
KYORIN Holdings	3,200	56,741
Kyoritsu Maintenance	1,700	79,598
Kyoritsu Printing	3,400	5,500
Kyosan Electric Manufacturing	4,100	14,273
Kyowa Exeo	3,700	92,332
Kyudenko	2,400	72,268
Kyushu Electric Power	5,900	57,964
Kyushu Financial Group	11,800	46,770
Kyushu Railway	1,100	32,090
LAC	800	13,010
†Laox	4,600	13,686
Lasertec	2,400	95,184
Lawson	1,400	67,259
LEC	1,800	19,275
†Leopalace21	13,100	33,994
Life	900	18,128
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
LIFULL	5,900	$ 27,434
Linical	1,000	9,283
Link And Motivation	1,400	7,902
Lintec	2,100	43,842
Lion	2,000	37,311
LIXIL Group	10,300	163,389
LIXIL VIVA	2,100	24,389
†M&A Capital Partners	200	10,845
M3	8,000	146,807
Mabuchi Motor	2,100	72,046
Macnica Fuji Electronics Holdings	2,900	38,544
Macromill	3,300	39,749
Maeda	4,000	32,124
Maeda Kosen	900	16,538
Maeda Road Construction	2,700	56,926
Makino Milling Machine	1,500	60,835
Makita	1,000	34,142
Mamezou Holdings	1,400	16,544
Mandom	600	14,549
Mani	700	45,046
MarkLines	1,300	22,391
Marubeni	22,100	146,694
Marubun	2,400	12,331
Marudai Food	1,600	30,098
Maruha Nichiro	2,200	64,649
Marui Group	5,300	108,084
Maruichi Steel Tube	1,500	41,744
Maruka Machinery	900	16,146
Marusan Securities	3,900	20,267
Maruwa	400	21,969
Maruwa Unyu Kikan	400	17,683
Maruzen Showa Unyu	800	25,435
Marvelous	2,500	19,034
Matching Service Japan	900	13,167
Matsuda Sangyo	800	10,964
Matsui Construction	1,800	10,247
Matsui Securities	2,800	26,448
Matsumotokiyoshi Holdings	3,400	99,868
Matsuyafoods Holdings	200	6,073
Max	1,000	14,515
Maxell Holdings	3,000	41,148
Maxvalu Tokai	500	9,168
Mazda Motor	14,300	148,025
McDonald's Holdings	1,000	44,120
MCJ	5,000	36,727
Mebuki Financial Group	36,090	94,308
Medical System Network	4,100	20,134
Medipal Holdings	3,200	70,779
Megachips	1,800	22,781
Megmilk Snow Brand	3,500	76,857
Meidensha	2,200	34,485
MEIJI Holdings	2,600	185,903

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Meiko Electronics	1,200	$ 19,766
Meiko Network Japan	1,900	16,842
Meisei Industrial	2,100	14,014
Meitec	1,600	82,333
Menicon	1,400	46,222
METAWATER	400	12,392
Michinoku Bank	2,000	30,569
Micronics Japan	1,100	9,732
Mie Kotsu Group Holdings	2,500	13,355
Mikuni	1,600	5,508
Milbon	800	38,824
MIMAKI ENGINEERING	3,000	17,358
Mimasu Semiconductor Industry	1,100	16,436
MINEBEA MITSUMI	10,332	176,032
Ministop	600	8,634
Miraca Holdings	4,000	91,144
Mirait Holdings	2,600	38,585
Miroku Jyoho Service	900	28,375
Misawa Homes	1,400	13,125
MISUMI Group	3,600	90,745
Mitani	600	31,170
Mitani Sekisan	800	20,226
Mito Securities	5,800	10,525
Mitsuba	2,400	14,702
Mitsubishi	16,600	438,661
Mitsubishi Chemical Holdings	33,100	231,743
Mitsubishi Electric	28,300	374,128
Mitsubishi Estate	10,800	201,284
Mitsubishi Gas Chemical	4,500	60,189
Mitsubishi Heavy Industries	2,500	109,030
Mitsubishi Kakoki Kaisha	700	11,177
Mitsubishi Logisnext	3,300	35,097
Mitsubishi Logistics	3,000	82,623
Mitsubishi Materials	4,700	133,897
Mitsubishi Motors	30,100	144,573
Mitsubishi Paper Mills	2,100	10,854
Mitsubishi Pencil	1,400	22,484
Mitsubishi Research Institute	500	15,625
Mitsubishi Shokuhin	700	18,391
Mitsubishi Steel Manufacturing	600	7,055
Mitsubishi Tanabe Pharma	4,600	51,192
Mitsubishi UFJ Financial Group	131,800	627,760
Mitsubishi UFJ Financial Group ADR	29,200	138,700
Mitsubishi UFJ Lease & Finance	21,000	111,593
Mitsuboshi Belting	1,000	17,703
Mitsui & Co.	5,400	88,144
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsui Chemicals	8,400	$ 208,694
†Mitsui E&S Holdings	3,900	36,078
Mitsui Fudosan	4,900	119,090
Mitsui High-Tec	900	9,893
Mitsui Matsushima Holdings	1,700	21,233
Mitsui Mining & Smelting	4,500	108,169
Mitsui OSK Lines	4,600	110,460
Mitsui Sugar	700	14,484
Mitsui-Soko Holdings	1,000	14,427
Mixi	3,600	72,296
Miyaji Engineering Group	900	14,614
Miyazaki Bank	900	20,166
Mizuho Financial Group	311,600	453,105
Mizuho Financial Group ADR	5,700	16,416
Mizuno	1,700	38,544
Mochida Pharmaceutical	400	17,055
Modec	900	25,492
Monex Group	14,000	49,514
Monogatari	700	55,923
MonotaRO	2,300	56,341
MORESCO	700	9,479
Morinaga & Co.	1,800	87,788
Morinaga Milk Industry	3,200	126,709
Morita Holdings	1,100	19,285
Morito	1,400	10,253
Morozoff	400	18,425
Mory Industries	200	3,631
MS&AD Insurance Group Holdings	6,700	212,969
MTI	1,200	8,515
Mugen Estate	2,200	11,411
Murata Manufacturing	7,500	337,655
Musashi Seimitsu Industry	4,800	61,844
Musashino Bank	2,100	39,738
†Mynet	2,400	15,963
N Field	800	5,235
Nabtesco	4,500	125,716
NAC	2,400	21,008
Nachi-Fujikoshi	1,300	53,896
Nagano Bank	700	11,628
Nagase & Co.	4,000	60,132
Nagatanien Holdings	1,000	19,404
Nagawa	300	14,046
Nagoya Railroad	2,700	74,774
Nakabayashi	2,100	10,367
Nakamuraya	500	18,847
Nakanishi	1,200	22,066
Nakayama Steel Works	3,400	14,732
Nankai Electric Railway	2,700	65,753
Nanto Bank	1,900	41,296
NEC	6,600	260,443
NEC Capital Solutions	700	11,630

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
NEC Networks & System Integration	800	$ 20,421
NET One Systems	2,200	60,839
Neturen	2,000	16,061
†Nexon	6,400	93,502
Nextage	2,100	21,242
Nexyz Group	1,100	22,141
NGK Insulators	6,200	90,670
NGK Spark Plug	6,000	112,880
NH Foods	4,100	175,787
NHK Spring	13,900	107,455
Nichias	3,500	63,084
Nichiban	1,500	29,963
Nichicon	4,500	36,750
Nichiden	700	12,160
Nichiha	2,000	55,893
NichiiGakkan	4,800	70,115
Nichi-iko Pharmaceutical	2,800	30,675
Nichirei	5,500	130,576
Nichireki	2,000	18,538
Nichirin	1,300	18,160
Nidec	1,200	164,802
Nidec ADR	1,000	34,270
Nifco	5,000	124,146
Nihon Chouzai	400	12,385
Nihon Flush	1,100	25,479
Nihon House Holdings	2,600	10,057
Nihon Kohden	1,300	35,323
Nihon M&A Center	4,500	108,396
Nihon Nohyaku	2,400	9,294
Nihon Parkerizing	3,600	40,018
Nihon Plast	1,900	12,093
Nihon Tokushu Toryo	600	7,800
Nihon Unisys	3,400	114,376
Nihon Yamamura Glass	1,000	12,768
Nikkiso	3,300	44,095
Nikkon Holdings	2,900	66,679
Nikon	5,300	75,364
Nintendo	300	110,070
Nippo	3,000	59,208
Nippon Air Conditioning Services	1,800	11,564
Nippon Carbide Industries	800	9,800
Nippon Carbon	1,000	38,545
Nippon Chemical Industrial	600	11,546
Nippon Chemi-Con	2,100	30,853
Nippon Chemiphar	300	7,989
Nippon Coke & Engineering	18,200	15,398
Nippon Commercial Development	700	9,373
Nippon Concrete Industries	2,600	6,743
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Denko	6,400	$ 12,330
Nippon Densetsu Kogyo	2,100	42,201
Nippon Electric Glass	3,900	99,123
Nippon Express	2,700	143,910
Nippon Flour Mills	2,300	36,833
Nippon Gas	3,800	96,868
Nippon Hume	1,400	8,980
Nippon Kayaku	5,900	71,129
Nippon Kodoshi	800	10,196
Nippon Koei	800	17,618
Nippon Light Metal Holdings	32,400	70,239
Nippon Paint Holdings	1,100	42,824
Nippon Paper Industries	4,900	86,895
Nippon Parking Development	13,600	21,492
Nippon Pillar Packing	1,300	12,550
Nippon Piston Ring	800	10,333
Nippon Road	300	16,866
Nippon Seisen	400	9,487
†Nippon Sharyo	1,700	41,943
Nippon Sheet Glass	8,700	59,396
Nippon Shinyaku	300	21,237
Nippon Shokubai	900	59,660
Nippon Signal	2,100	24,438
Nippon Soda	1,600	40,643
Nippon Steel	13,410	230,786
Nippon Steel & Sumikin Bussan	800	33,019
Nippon Suisan Kaisha	26,600	165,094
Nippon Telegraph & Telephone	4,700	218,971
Nippon Thompson	3,200	14,482
Nippon Yakin Kogyo	15,400	32,313
Nippon Yusen	6,200	99,785
Nipro	11,100	123,342
Nishimatsu Construction	3,000	57,966
Nishimatsuya Chain	2,400	18,571
Nishi-Nippon Financial Holdings	7,700	55,527
Nishi-Nippon Railroad	2,300	49,136
Nishio Rent All	2,000	56,630
Nissan Chemical	2,400	108,427
Nissan Motor	61,700	441,924
Nissan Shatai	2,800	27,281
Nissei ASB Machine	400	9,585
Nissei Plastic Industrial	1,500	13,143
Nissha	2,100	21,633
Nisshin Fudosan	1,500	6,483
Nisshin Oillio Group	1,900	53,279
Nisshin Seifun Group	2,100	47,961
Nisshinbo Holdings	8,868	67,986
Nissin	1,000	16,446
Nissin Electric	2,100	22,978

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nissin Kogyo	2,100	$ 28,944
Nitori Holdings	600	79,621
Nitta	600	16,968
Nittetsu Mining	300	13,005
Nitto Boseki	2,100	44,502
Nitto Denko	6,000	296,979
Nitto Kogyo	2,100	40,244
Nitto Kohki	400	7,845
Nitto Seiko	3,100	16,070
Nittoc Construction	3,400	18,319
Noda	1,000	7,045
Noevir Holdings	700	38,418
NOF	3,500	130,781
Nohmi Bosai	900	19,258
Nojima	2,100	34,347
NOK	4,500	67,603
Nomura	3,200	40,053
Nomura Holdings	42,800	151,519
Nomura Real Estate Holdings	3,300	71,079
Nomura Research Institute	2,820	45,349
Noritake	500	21,019
Noritsu Koki	1,000	19,561
Noritz	2,000	23,956
North Pacific Bank	17,800	42,396
NS Solutions	1,100	35,001
NS Tool	1,000	19,874
NS United Kaiun Kaisha	700	14,434
NSD	900	26,057
NSK	16,500	147,482
NTN	46,900	139,799
NTT Data	7,100	94,800
NTT DOCOMO	15,100	352,312
NuFlare Technology	300	18,471
Obara Group	900	30,560
Obayashi	22,100	218,319
Obic	500	56,823
Odakyu Electric Railway	4,000	98,022
Odelic	400	14,433
Oenon Holdings	3,500	11,218
Ogaki Kyoritsu Bank	2,100	46,184
Ohashi Technica	1,100	14,496
Ohsho Food Service	400	23,452
Oiles	1,100	16,138
Oita Bank	1,000	28,062
Oji Holdings	37,100	214,906
Okabe	1,500	13,084
Okamoto Industries	800	36,004
Okamoto Machine Tool Works	700	16,214
Okamura	2,600	26,034
Okasan Securities Group	8,000	29,334
Oki Electric Industry	7,000	87,438
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Okinawa Cellular Telephone	800	$ 25,397
Okinawa Electric Power	1,856	28,564
OKUMA	1,000	51,568
Okumura	1,500	45,968
Okura Industrial	800	12,286
Okuwa	1,000	9,873
Olympus	17,600	195,868
Omron	3,200	167,827
Onoken	1,400	17,823
Onward Holdings	5,500	30,380
†Open Door	1,300	33,746
Open House	1,700	69,886
Optex Group	800	10,087
Oracle	500	36,608
Organo	400	13,331
Orient	33,000	35,291
Oriental Land	1,100	136,464
Osaka Gas	2,800	48,865
Osaka Organic Chemical Industry	1,700	15,773
Osaka Soda	800	20,022
OSAKA Titanium Technologies	1,500	24,380
Osaki Electric	2,000	13,029
OSG	4,000	79,107
OSJB Holdings	3,400	8,410
Otsuka	1,300	52,425
Otsuka Holdings	2,500	81,692
Outsourcing	3,900	47,580
Pacific Industrial	3,500	50,432
Pacific Metals	900	18,680
Pack	700	21,491
PAL GROUP Holdings	1,100	33,293
PALTAC	900	49,588
Pan Pacific International Holdings	1,900	120,801
Panasonic	59,800	499,519
Paraca	1,000	18,571
Paramount Bed Holdings	1,100	41,962
Parco	1,200	12,090
Park24	4,800	112,068
Pasona Group	2,500	35,004
PC Depot	6,200	24,643
Pegasus Sewing Machine Manufacturing	1,900	9,955
Penta-Ocean Construction	22,600	111,065
Pepper Food Service	400	6,512
†PeptiDream	1,600	82,179
Persol Holdings	3,000	70,728
Pigeon	2,400	96,782
Pilot	2,300	89,264
Piolax	900	15,758
Plenus	1,000	16,311

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Pola Orbis Holdings	1,400	$ 39,231
Poletowin Pitcrew Holdings	1,400	14,786
Press Kogyo	6,300	28,627
Pressance	2,900	39,899
Prestige International	1,700	25,315
Prima Meat Packers	2,400	45,855
†Prospect	40,000	6,307
Proto	1,400	13,182
PS Mitsubishi Construction	2,300	12,774
Punch Industry	1,000	5,229
Qol	1,000	15,399
Quick	700	10,122
Raito Kogyo	2,000	25,586
Rakus	1,300	31,549
Rakuten	29,800	356,263
Rasa Industries	900	12,004
Raysum	1,600	14,828
Recruit Holdings	11,900	398,434
Relia	1,600	18,799
Relo Group	3,000	75,763
Renaissance	1,100	17,995
†Renesas Electronics	19,400	96,510
Rengo	11,000	88,561
†RENOVA	1,600	11,633
Resona Holdings	47,400	197,733
Resorttrust	7,200	110,448
Retail Partners	1,600	17,657
Rheon Automatic Machinery	1,500	25,659
Ricoh	18,100	181,076
Ricoh Leasing	800	24,413
Ride On Express Holdings	1,100	12,125
Right On	2,400	16,094
Riken	400	15,305
Riken Keiki	800	14,628
Riken Technos	2,900	14,032
Riken Vitamin	500	15,667
Ringer Hut	400	8,281
Rinnai	1,500	95,552
Rion	1,000	18,875
Riso Kagaku	700	11,166
Riso Kyoiku	9,000	37,716
Rock Field	900	11,794
Rohm	3,200	215,603
Rohto Pharmaceutical	1,800	49,008
Rokko Butter	1,000	17,000
Roland DG	1,500	33,659
Rorze	1,000	21,267
Round One	5,000	63,575
Royal Holdings	1,700	42,044
RS Technologies	400	10,682
Ryobi	1,600	30,289
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ryoden	1,300	$ 19,319
Ryohin Keikaku	400	72,474
Ryosan	1,100	25,712
S Foods	800	27,197
S&B Foods	600	22,399
Sac's Bar Holdings	900	8,192
Sagami Rubber Industries	1,000	16,328
Saibu Gas	1,000	19,568
Saizeriya	1,500	32,622
Sakai Chemical Industry	1,000	23,695
Sakai Heavy Industries	300	7,121
Sakai Moving Service	500	29,504
Sakai Ovex	600	9,634
Sakata INX	2,800	26,301
Sakura Internet	2,500	11,729
Sala	1,600	8,611
SAMTY	1,800	27,428
San ju San Financial Group	1,440	19,813
San-A Class A	600	24,007
San-Ai Oil	4,300	41,816
†Sanden Holdings	1,000	5,002
Sanei Architecture Planning	1,000	14,217
Sangetsu	1,100	20,266
San-In Godo Bank	8,300	53,269
Sanken Electric	2,200	45,994
Sanki Engineering	2,200	25,535
Sankyo	1,700	61,639
Sankyo Frontier	500	15,421
Sankyo Tateyama	1,100	12,059
Sankyu	2,000	105,302
Sanoh Industrial	4,800	20,499
Sanshin Electronics	1,200	20,220
Santen Pharmaceutical	1,700	28,263
Sanwa Holdings	7,400	79,762
Sanyo Chemical Industries	500	26,415
Sanyo Denki	400	16,091
Sanyo Electric Railway	600	11,667
Sanyo Housing Nagoya	2,200	18,252
Sanyo Special Steel	1,500	20,796
Sanyo Trading	500	10,963
Sapporo Holdings	4,800	101,177
Sato Holdings	1,200	30,527
Satori Electric	2,400	19,535
Sawada Holdings	1,600	11,971
Sawai Pharmaceutical	2,100	113,664
SBI Holdings	6,800	168,900
SBS Holdings	1,000	14,141
Scala	1,600	13,478
SCREEN Holdings	2,700	112,420
Scroll	4,000	12,330
SCSK	1,200	59,153
SEC Carbon	300	27,529

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Secom	1,300	$ 112,021
Seed	1,000	10,212
Sega Sammy Holdings	3,600	43,829
Seibu Holdings	7,600	126,872
Seika	900	10,909
Seikagaku	800	9,199
Seikitokyu Kogyo	2,900	17,143
Seiko Epson	8,900	141,013
Seiko Holdings	1,200	24,502
Seino Holdings	5,300	70,785
Seiren	1,900	26,510
Sekisui Chemical	13,000	195,744
Sekisui House	14,700	242,206
Sekisui Plastics	2,500	17,434
Senko Group Holdings	8,600	68,045
Senshu Electric	600	15,000
Senshu Ikeda Holdings	19,500	36,073
†Senshukai	1,500	3,729
Seria	2,000	46,261
Seven & i Holdings	17,400	589,536
Seven Bank	32,600	85,435
SFP Holdings	1,300	21,739
Sharp	5,600	61,772
Shibaura Electronics	600	16,201
Shibaura Mechatronics	600	15,107
Shibusawa Warehouse	700	10,802
Shibuya	1,300	35,501
†SHIFT	500	26,045
Shiga Bank	2,800	65,147
Shikoku Bank	1,600	13,423
Shikoku Chemicals	2,000	20,953
Shikoku Electric Power	5,500	50,928
Shima Seiki Manufacturing	1,300	38,281
Shimachu	2,200	51,258
Shimadzu	1,000	24,618
Shimamura	800	59,893
Shimano	200	29,802
Shimizu	14,300	119,064
Shimizu Bank	400	6,730
Shin Nippon Air Technologies	1,000	15,881
†Shin Nippon Biomedical Laboratories	2,000	12,996
Shinagawa Refractories	700	19,271
Shindengen Electric Manufacturing	300	10,246
Shin-Etsu Chemical	4,100	383,604
Shin-Etsu Polymer	4,100	29,805
Shinko Electric Industries	4,100	34,686
Shinko Plantech	3,000	35,256
Shinko Shoji	1,100	19,449
Shinmaywa Industries	5,200	66,254
Shinnihon	2,400	19,889
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shinoken Group	2,800	$ 20,121
Shinsei Bank	6,800	105,824
Shinsho	700	14,820
Shinwa	400	8,039
Shionogi & Co.	1,900	109,787
Ship Healthcare Holdings	2,500	108,152
Shiseido	5,000	378,183
Shizuki Electric	1,400	7,335
Shizuoka Bank	10,000	73,847
Shizuoka Gas	4,100	31,319
Shoei	600	23,921
Shoei Foods	600	18,628
Shofu	1,000	12,696
Showa	4,500	60,789
Showa Denko	6,800	201,234
Showa Sangyo	600	16,825
SIGMAXYZ	2,000	23,100
Siix	1,200	14,218
Sinanen Holdings	600	10,194
Sinfonia Technology	1,200	13,794
Sinko Industries	1,600	23,281
SK-Electronics	700	13,662
SKY Perfect JSAT Holdings	8,900	34,742
Skylark Holdings	6,800	118,839
SMC	200	74,975
SMK	200	5,002
SMS	3,100	72,865
Sodick	4,700	40,771
SoftBank Group	26,800	1,290,830
Sogo Medical	2,700	42,132
Sohgo Security Services	900	41,600
Sojitz	29,100	93,649
Soken Chemical & Engineering	1,100	16,200
Solasto	1,900	16,586
Sompo Holdings	5,300	205,012
Sony	19,600	1,029,979
Sony Financial Holdings	2,900	69,789
Sotetsu Holdings	2,200	60,709
Sourcenext	5,600	20,629
Space	1,200	13,058
Space Value Holdings	2,600	12,210
Sparx Group	13,500	28,597
Square Enix Holdings	800	25,706
SRA Holdings	1,000	24,388
Srg Takamiya	2,400	17,192
St Marc Holdings	900	19,190
Stanley Electric	5,000	123,285
Star Micronics	1,700	22,002
Starts	3,000	70,831
Starzen	400	15,525
Stella Chemifa	400	11,177
Strike	600	11,274
Studio Alice	900	17,002

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Subaru	14,800	$ 360,338
Sugi Holdings	700	33,153
Sugimoto & Co.	800	15,197
SUMCO	17,300	206,217
Sumida	2,500	26,935
Suminoe Textile	800	21,955
Sumitomo	16,400	249,084
Sumitomo Bakelite	1,600	57,279
Sumitomo Chemical	52,400	243,992
Sumitomo Dainippon Pharma	3,200	60,920
Sumitomo Densetsu	900	14,318
Sumitomo Electric Industries	23,100	304,056
Sumitomo Forestry	13,400	161,077
Sumitomo Heavy Industries	4,800	165,830
Sumitomo Metal Mining	6,700	200,843
Sumitomo Mitsui Construction	14,700	81,620
Sumitomo Mitsui Financial Group	15,900	563,586
Sumitomo Mitsui Trust Holdings	4,500	163,492
Sumitomo Osaka Cement	2,200	87,592
Sumitomo Realty & Development	6,000	214,648
Sumitomo Riko	3,300	25,831
Sumitomo Rubber Industries	14,300	165,626
Sumitomo Seika Chemicals	600	18,343
Sun Frontier Fudousan	2,200	20,835
Suncall	3,200	14,991
Sundrug	3,700	100,346
Suntory Beverage & Food	1,500	65,223
Sun-Wa Technos	1,500	11,908
†Suruga Bank	6,700	24,983
Sushiro Global Holdings	800	47,803
Suzuken Aichi	600	35,258
Suzuki	2,700	16,129
Suzuki Motor	5,700	268,163
SWCC Showa Holdings	1,600	12,231
Sysmex	1,400	91,588
Systena	3,600	59,112
Syuppin	1,200	9,049
T Hasegawa	1,500	26,819
T RAD	800	14,139
T&D Holdings	14,200	154,546
T&K Toka	1,200	10,638
Tachibana Eletech	800	12,478
Tachikawa	900	11,136
Tachi-S	1,400	18,024
Tadano	4,700	49,228
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Taihei Dengyo Kaisha	1,000	$ 20,173
Taiheiyo Cement	7,200	218,597
Taiho Kogyo	900	6,915
Taikisha	500	15,145
Taisei	6,600	240,415
Taiyo Holdings	700	21,163
Taiyo Nippon Sanso	5,600	119,229
Taiyo Yuden	9,300	174,565
Takaoka Toko	700	7,854
Takara Holdings	2,900	30,379
Takara Leben	9,900	35,247
Takara Standard	2,200	34,906
Takasago International	600	16,397
Takasago Thermal Engineering	800	13,217
Takashimaya	5,500	60,360
Take And Give Needs	1,700	17,044
Takeda Pharmaceutical	12,223	434,807
Takeei	900	7,584
Takeuchi Manufacturing	1,800	32,356
Takisawa Machine Tool	1,000	13,040
Takuma	2,700	33,610
Tama Home	3,400	33,944
Tamron	700	14,356
Tamura	4,000	21,143
Tanseisha	2,100	24,419
†Tateru	1,500	2,336
Tatsuta Electric Wire and Cable	3,600	15,969
Tayca	500	11,472
TDK	6,900	537,468
TechnoPro Holdings	1,500	80,072
Teijin	13,200	225,516
Teikoku Electric Manufacturing	300	3,537
Tekken	600	16,661
Terumo	6,100	182,228
T-Gaia	1,500	28,414
THK	6,600	158,753
TIS	2,800	143,090
Toa Hyogo	1,000	11,922
Toa Oil	1,100	18,798
TOA ROAD	300	8,881
Toa Tokyo	600	9,075
Toagosei	5,400	56,891
Tobishima	680	8,442
Tobu Railway	2,600	75,879
TOC	4,000	24,058
Tocalo	5,800	42,504
Tochigi Bank	7,700	12,379
Toda	10,200	56,550
Toei	200	27,865
Toei Animation	600	27,905
Toenec	200	5,768

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toho (Kobe)	300	$ 5,543
Toho (Tokyo)	900	38,344
Toho Bank	16,500	39,283
Toho Gas	1,600	58,996
Toho Holdings	2,600	58,340
Toho Titanium	1,700	17,335
Toho Zinc	900	20,918
Tohoku Bank	1,100	10,594
Tohoku Electric Power Holdings	3,600	36,428
Tokai	1,000	21,214
Tokai Carbon	12,400	130,174
TOKAI Holdings	5,500	46,628
Tokai Rika	4,500	74,380
Tokai Tokyo Financial Holdings	13,200	40,413
Token	700	39,600
Tokio Marine Holdings	7,900	396,385
Tokushu Tokai Paper	400	14,014
Tokuyama	4,100	111,211
†Tokyo Base	1,700	12,995
Tokyo Century	1,900	80,403
Tokyo Dome	4,300	40,691
†Tokyo Electric Power	13,900	72,601
Tokyo Electron	1,600	224,889
Tokyo Electron Device	700	12,355
Tokyo Energy & Systems	1,900	16,064
Tokyo Gas	2,000	47,144
Tokyo Kiraboshi Financial Group	1,700	26,759
Tokyo Ohka Kogyo	1,800	56,422
Tokyo Rope Manufacturing	600	5,573
Tokyo Seimitsu	2,500	64,350
Tokyo Steel Manufacturing	4,300	32,559
Tokyo Tatemono	8,100	90,175
Tokyo Tekko	1,100	12,390
Tokyo Theatres	1,800	22,238
Tokyotokeiba	500	15,374
Tokyu	3,800	67,468
Tokyu Construction	9,200	62,279
Tokyu Fudosan Holdings	21,600	119,539
Toli	2,800	6,220
Tomato Bank	1,900	18,068
Tomoe	1,600	5,567
Tomoe Engineering	1,100	23,812
Tomoku	800	12,966
TOMONY Holdings	8,900	29,953
Tomy	7,200	83,950
Tonami Holdings	500	26,121
Topcon	8,000	100,497
Toppan Forms	2,900	22,850
Toppan Printing	2,500	38,016
Topre	2,600	43,325
Topy Industries	1,200	28,216
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toray Industries	27,500	$ 208,930
Torex Semiconductor	1,500	16,381
Toridoll Holdings	1,500	28,711
Torii Pharmaceutical	600	14,467
Torikizoku	900	18,726
Torishima Pump Manufacturing	1,600	15,727
Tosei	3,100	28,018
Toshiba Machine	1,200	27,650
Toshiba Plant Systems & Services	1,400	26,361
Toshiba TEC	2,000	55,816
Tosho	600	15,239
Tosoh	12,600	177,722
Totech	400	8,338
Totetsu Kogyo	1,400	38,133
TOTO	2,300	91,085
Totoku Electric	700	11,017
Tottori Bank	600	7,728
Tow	4,700	33,691
Towa	1,400	10,205
Towa Bank	1,300	8,280
Towa Pharmaceutical	2,100	53,454
Toyo Construction	5,200	20,369
†Toyo Engineering	1,000	4,727
Toyo Ink SC Holdings	1,600	34,648
Toyo Kanetsu	300	5,737
Toyo Securities	8,000	8,787
Toyo Seikan Group Holdings	4,700	93,449
Toyo Suisan Kaisha	1,000	41,219
Toyo Tanso	1,000	20,058
Toyo Tire & Rubber	8,000	105,481
Toyobo	4,500	53,891
Toyoda Gosei	5,000	97,717
Toyota Boshoku	4,300	56,538
Toyota Motor	50,384	3,127,024
Toyota Motor ADR	1,489	184,621
Toyota Tsusho	5,500	167,072
TPR	1,800	30,674
Trancom	400	23,115
Trend Micro	2,300	102,773
Tri Chemical Laboratories	300	12,683
Trusco Nakayama	1,500	32,195
Trust Tech	1,600	22,812
TS Tech	2,800	76,482
Tsubaki Nakashima	3,100	50,929
Tsubakimoto Chain	1,200	39,267
Tsubakimoto Kogyo	400	11,924
Tsugami	5,000	43,077
Tsukada Global Holdings	1,600	8,833
Tsukishima Kikai	1,500	17,163
Tsukuba Bank	3,300	5,185
Tsukui	2,800	13,389

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tsumura & Co.	1,600	$ 44,715
Tsuruha Holdings	1,000	92,743
Tsurumi Manufacturing	800	14,529
Tv Tokyo Holdings	700	15,234
UACJ	3,200	54,627
Ube Industries	10,500	218,451
UKC Holdings	1,800	26,038
Ulvac	4,100	130,638
Unicharm	2,900	87,431
Unipres	3,000	49,410
UNITED	700	9,653
United Arrows	1,400	43,770
United Super Markets Holdings	1,800	15,790
†Unitika	8,100	29,132
Universal Entertainment	900	26,951
Unizo Holdings	1,300	22,285
Urbanet	5,600	18,104
Ushio	4,200	54,269
USS	3,200	63,216
UT Group	1,900	46,485
V Technology	600	27,583
Valor Holdings	3,000	62,437
Valqua	1,300	27,369
Value HR	400	12,211
ValueCommerce	1,200	27,608
†Vector	800	7,664
†Vision	600	27,123
Vital KSK Holdings	1,900	18,024
Voyage Group	1,100	13,375
VT Holdings	3,300	12,886
Wacoal Holdings	2,700	70,157
Wacom	4,200	13,950
Wakachiku Construction	1,500	19,053
Wakita & Co.	1,900	18,425
Warabeya Nichiyo Holdings	1,300	20,069
Watahan & Co.	500	11,332
WATAMI	1,800	23,938
Wavelock Holdings	1,500	9,147
WDB Holdings	300	7,481
Weathernews	700	21,626
Welcia Holdings	1,500	61,199
West Holdings	6,200	62,733
West Japan Railway	1,200	97,123
Will Group	2,200	18,311
WIN-Partners	1,900	20,253
Workman	300	13,044
World Holdings	800	12,520
Wowow	500	12,323
Xebio Holdings	2,000	22,798
Yachiyo Industry	1,000	6,057
Yagi & Co.	500	7,457
Yahagi Construction	1,500	9,793
Yahoo Japan	26,600	78,245
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yakult Honsha	600	$ 35,411
Yakuodo	1,100	24,333
YAMABIKO	1,600	13,951
YAMADA Consulting Group	500	9,288
Yamada Denki	13,100	57,976
Yamagata Bank	1,900	28,458
Yamaguchi Financial Group	9,000	61,592
Yamaha	800	38,078
Yamaha Motor	12,800	228,146
Yamaichi Electronics	1,500	13,503
YA-MAN	1,000	8,245
Yamanashi Chuo Bank	2,800	30,210
Yamatane	900	11,480
Yamato Holdings	7,700	156,953
Yamaya	400	7,914
Yamazaki Baking	6,900	104,471
Yamazen	2,400	23,154
Yaoko	1,000	45,325
Yaskawa Electric	5,000	170,985
Yasunaga	500	6,565
Yellow Hat	1,800	24,088
Yokogawa Bridge Holdings	2,100	33,908
Yokogawa Electric	4,600	90,540
Yokohama Reito	3,900	36,176
Yokohama Rubber	9,000	165,707
Yokowo	1,800	37,124
Yomiuri Land	300	13,830
Yondoshi Holdings	500	11,501
Yorozu	1,000	12,562
Yossix	500	11,658
Yotai Refractories	2,700	13,849
Yuasa Trading	900	25,200
Yume No Machi Souzou Iinkai	600	8,823
Yumeshin Holdings	2,500	17,891
Yurtec	3,400	23,304
Yushiro Chemical Industry	1,300	15,703
Zenkoku Hosho	900	34,611
Zenrin	1,700	30,091
Zensho Holdings	3,900	79,406
Zeon	9,800	109,340
ZIGExN	6,300	46,318
Zojirushi	1,100	11,765
ZOZO	3,800	71,314
		88,348,870
Luxembourg–0.20%
Eurofins Scientific	506	223,278
RTL Group	2,249	115,109
SES FDR	25,981	406,216
Tenaris	1,983	26,009
		770,612

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Macau–0.07%
MGM China Holdings	20,400	$ 34,656
Sands China	19,600	93,630
SJM Holdings	76,000	86,422
Wynn Macau	28,000	62,682
		277,390
Mexico–0.01%
Fresnillo	2,990	33,093
		33,093
Netherlands–2.67%
Aalberts Industries	8,654	339,689
ABN AMRO Group CVA	9,851	210,787
Accell Group	650	17,924
Aegon	80,093	397,858
Aegon (New York shares)	1,600	7,920
Akzo Nobel	4,549	427,471
†Altice Europe Class A	14,011	50,183
AMG Advanced Metallurgical Group	2,669	82,810
Amsterdam Commodities	1,224	26,082
APERAM	3,366	94,690
Arcadis	4,591	87,079
ArcelorMittal (New York Shares)	17,853	321,890
†Argenx ADR	270	38,227
ASM International	3,281	212,945
ASML Holding	930	193,524
ASML Holding (New York shares)	2,575	535,420
ASR Nederland	6,817	276,984
†Basic-Fit	2,052	72,220
BE Semiconductor Industries	4,499	115,445
†Beter Bed Holding	484	1,239
BinckBank	3,253	23,342
Boskalis Westminster	5,363	123,721
Brunel International	605	8,844
Corbion	7,111	231,581
ForFarmers	2,935	24,855
†Fugro CVA	5,395	46,411
GrandVision	4,447	103,308
†Heijmans CVA	1,585	15,640
Heineken	4,240	472,558
Hunter Douglas	353	24,646
IMCD	1,475	135,303
ING Groep	45,847	531,080
ING Groep ADR	6,300	72,891
Intertrust	2,494	51,529
KAS Bank CVA	673	9,479
Kendrion	1,547	33,141
Koninklijke Ahold Delhaize	36,352	816,091
Koninklijke BAM Groep	18,509	82,006
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Koninklijke DSM	4,325	$ 533,637
Koninklijke KPN	163,793	502,975
Koninklijke Philips	10,816	470,997
Koninklijke Vopak	3,099	142,711
Nederland Apparatenfabriek	289	15,859
NN Group	8,366	336,304
†OCI	5,334	146,460
Ordina	8,314	17,014
PostNL	20,104	34,841
Randstad	7,964	437,086
SBM Offshore	12,480	240,920
†Shop Apotheke Europe	425	16,624
SIF Holding	984	11,256
Signify	6,281	185,695
Sligro Food Group	1,675	62,377
TKH Group CVA	3,347	207,119
†TomTom	3,375	38,775
Unilever CVA	2,570	156,148
Van Lanschot Kempen CVA	1,102	24,945
Wessanen	4,460	57,764
Wolters Kluwer	4,948	359,973
		10,316,293
New Zealand–0.46%
†a2 Milk	13,678	135,208
Air New Zealand	57,042	101,690
Auckland International Airport	12,369	81,886
Chorus	39,479	151,280
Contact Energy	9,731	52,355
EBOS Group	4,325	67,280
Fisher & Paykel Healthcare	6,224	64,745
Fletcher Building	15,677	51,083
†Fonterra Co-operative Group	1,748	4,522
Freightways	10,457	59,331
Genesis Energy	17,212	40,152
Gentrack Group	3,379	14,077
Hallenstein Glasson Holdings	5,127	17,911
Heartland Group Holdings	26,762	29,706
Infratil	21,097	65,934
Kathmandu Holdings	7,375	10,913
Mainfreight	2,869	78,514
Mercury	3,950	12,349
Meridian Energy	20,085	64,176
Metlifecare	11,658	34,408
New Zealand Refining	7,205	10,122
NZX	14,218	10,705
Port of Tauranga	7,990	34,046
†Restaurant Brands New Zealand	1,312	8,246

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
Ryman Healthcare	5,732	$ 45,271
Sanford	3,824	17,726
Scales	3,563	11,252
Skellerup Holdings	11,414	18,432
SKY Network Television	9,600	7,612
SKYCITY Entertainment Group	33,727	85,924
Spark New Zealand	46,370	124,753
Summerset Group Holdings	15,998	59,883
†Synlait Milk	4,693	29,039
Tourism Holdings	5,008	12,726
Trustpower	4,862	24,192
Vector	4,460	11,329
Vista Group International	7,747	31,507
Warehouse Group	6,110	8,292
Z Energy	17,586	74,711
		1,763,288
Norway–0.87%
†ABG Sundal Collier Holding	35,090	15,384
AF Gruppen	854	16,819
†Akastor	6,130	8,365
Aker Class A	214	12,335
Aker BP	5,231	150,868
†Aker Solutions	6,553	26,905
†American Shipping	4,751	19,577
†Atea	6,998	95,161
Austevoll Seafood	5,943	62,465
†Avance Gas Holding	6,307	17,568
†Axactor	6,859	15,067
Bakkafrost	1,983	110,743
Bonheur	1,160	23,661
Borregaard	5,961	69,093
†BW Offshore	8,430	51,585
DNB	11,650	217,082
DNO	52,313	95,228
†DOF	17,156	6,730
Entra	2,612	40,145
Equinor	25,637	508,571
Equinor ADR	700	13,846
Europris	12,413	38,515
†Frontline	2,974	24,152
Gjensidige Forsikring	1,459	29,406
Grieg Seafood	3,963	55,026
†Hexagon Composites	3,465	14,608
Hoegh LNG Holdings	2,562	10,563
†Kongsberg Automotive	21,255	15,460
Kvaerner	15,716	25,293
Leroy Seafood Group	8,966	59,399
Marine Harvest	5,452	127,571
†NEL	3,806	3,095
Norsk Hydro	43,036	154,144
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Norway Royal Salmon	1,014	$ 21,548
†Norwegian Air Shuttle	3,366	14,068
†Norwegian Finans Holding	6,366	46,314
Ocean Yield	6,285	42,165
†Odfjell Drilling	3,992	12,209
Orkla	5,884	52,220
†Otello	8,180	14,154
†Petroleum Geo-Services	27,728	43,476
†Prosafe	521	678
†Protector Forsikring	1,286	8,409
†REC Silicon	113,969	7,924
Salmar	1,165	50,716
Sbanken	1,817	15,506
Scatec Solar	7,604	76,188
Schibsted Class A	888	24,528
Schibsted Class B	714	18,615
Selvaag Bolig	3,629	18,741
Solon Eiendom ASA	3,572	15,739
†Solstad Farstad	29,089	5,318
SpareBank 1 SR-Bank	8,882	108,282
Spectrum	3,222	25,155
Stolt-Nielsen	1,310	15,940
Storebrand	17,796	130,979
Telenor	6,703	142,413
TGS NOPEC Geophysical	5,590	157,304
Tomra Systems	1,480	48,714
Veidekke	4,780	46,440
Wilh Wilhelmsen Holding Class A	1,326	22,080
†XXL	2,669	8,918
Yara International	998	48,484
		3,377,655
Portugal–0.21%
Altri	3,521	24,443
Banco Comercial Portugues	422,999	130,790
CTT-Correios de Portugal	4,552	10,953
EDP Renovaveis	5,042	51,714
Energias de Portugal	17,334	65,877
Galp Energia	7,878	121,158
Jeronimo Martins	5,732	92,395
Mota-Engil	7,497	16,243
Navigator	7,772	29,683
NOS	20,804	136,771
REN - Redes Energeticas Nacionais	14,994	41,098
Semapa-Sociedade de Investimento e Gestao	1,921	26,999
Sonae	45,593	44,032
Sonae Capital	12,026	9,969
		802,125

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia–0.01%
Highland Gold Mining	13,758	$ 35,696
		35,696
Singapore–1.04%
Accordia Golf Trust	85,200	33,375
AEM Holdings	20,400	15,543
Banyan Tree Holdings	48,800	17,868
=Best World International	23,900	24,024
Boustead Singapore	12,700	7,322
Bukit Sembawang Estates	7,800	33,276
†BW LPG	3,677	17,964
CapitaLand	58,800	153,540
China Aviation Oil Singapore	34,700	33,888
China Sunsine Chemical Holdings	15,500	13,082
Chip Eng Seng	40,600	21,600
CITIC Envirotech	63,600	14,351
City Developments	13,800	96,668
ComfortDelGro	53,100	104,426
Dairy Farm International Holdings	5,700	40,743
DBS Group Holdings	9,300	178,653
Delfi	3,900	3,747
=†Ezion Holdings	288,390	6,885
Far East Orchard	21,100	18,564
First Resources	41,400	48,652
Frasers Property	17,500	24,187
Frencken Group	21,400	10,380
Genting Singapore	101,800	69,260
Geo Energy Resources	109,100	12,349
GL	20,900	12,203
Goldenri-Resources	378,700	81,304
Great Eastern Holdings	700	13,223
GuocoLand	13,100	19,374
†Halcyon Agri	27,812	9,764
Hi-P International	20,100	20,702
Ho Bee Land	7,100	12,490
Hong Fok	19,800	12,374
Hong Leong Finance	10,000	20,104
Hotel Grand Central	19,542	18,776
Hutchison Port Holdings Trust	283,800	65,242
†Hyflux	16,000	480
Indofood Agri Resources	26,500	5,488
Japfa	38,000	14,899
Jardine Cycle & Carriage	2,488	66,672
Kenon Holdings	783	16,614
Keppel	25,200	124,170
Keppel Infrastructure Trust	127,116	47,463
Lian Beng Group	45,500	15,817
=†Midas Holdings	143,100	3,808
†mm2 Asia	59,300	10,083
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Olam International	30,000	$ 43,718
OUE	20,900	23,171
Oversea-Chinese Banking	59,550	502,316
Oxley Holdings	93,185	22,730
QAF	12,400	6,695
Raffles Medical Group	42,300	32,525
RHT Health Trust	23,800	317
Riverstone Holdings	20,800	15,066
SATS	19,200	74,080
Sembcorp Industries	92,600	165,048
†Sembcorp Marine	12,700	14,216
Sheng Siong Group	17,900	14,551
SIA Engineering	6,600	12,252
SIIC Environment Holdings	68,260	13,874
Sinarmas Land	50,600	9,365
Singapore Airlines	29,700	203,515
Singapore Exchange	12,900	75,575
Singapore Post	108,400	76,146
Singapore Technologies Engineering	32,700	100,153
Singapore Telecommunications	69,300	179,370
Stamford Land	46,600	16,548
StarHub	26,400	30,084
Sunningdale Tech	8,300	8,469
Tuan Sing Holdings	51,000	13,012
UMS Holdings	27,625	12,887
United Engineers	16,300	31,086
United Overseas Bank	19,562	378,175
UOB-Kay Hian Holdings	6,670	5,967
UOL Group	22,200	124,011
Valuetronics Holdings	30,910	15,665
Venture	10,300	124,359
Wilmar International	26,600	72,816
Wing Tai Holdings	19,300	29,548
		4,038,707
South Africa–0.39%
Anglo American (London Stock Exchange)	51,978	1,484,928
†Sibanye Gold	4,567	5,379
		1,490,307
Spain–2.28%
Acciona	1,873	201,015
Acerinox	17,662	177,582
ACS Actividades de Construccion y Servicios	6,379	255,217
Aena SME	933	184,923
Almirall	2,191	40,497
Amadeus IT Group	4,747	376,178
†Amper	80,575	23,392
Applus Services	9,356	127,223

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Atresmedia Corp. de Medios de Comunicacion	4,821	$ 23,690
Azkoyen	1,341	10,552
Banco Bilbao Vizcaya Argentaria	86,298	481,343
Banco de Sabadell	168,477	174,632
Banco Santander	217,342	1,007,305
Banco Santander ADR	26,446	121,123
Bankia	32,252	76,179
Bankinter	9,226	63,595
Bolsas y Mercados Espanoles SHMSF	6,117	149,759
CaixaBank	63,700	182,692
†Cellnex Telecom	7,338	271,458
Cia de Distribucion Integral Logista Holdings	3,443	77,963
CIE Automotive	2,662	77,042
Construcciones y Auxiliar de Ferrocarriles	660	30,275
Ebro Foods	2,952	63,165
†eDreams ODIGEO	3,178	13,931
Elecnor	1,813	24,120
Enagas	11,621	310,125
Ence Energia y Celulosa	12,508	56,549
Endesa	4,784	123,047
Ercros	10,000	23,017
Euskaltel	6,619	61,341
Faes Farma	20,742	97,738
Ferrovial	1,372	35,121
†Fluidra	3,288	43,445
Fomento de Construcciones y Contratas	3,270	43,540
†Global Dominion Access	7,450	38,245
Grifols	5,634	166,730
Grupo Catalana Occidente	1,101	40,688
Iberdrola	96,807	963,828
Iberpapel Gestion S.A.	312	9,863
†Indra Sistemas	8,152	82,476
Industria de Diseno Textil	8,193	246,505
Liberbank	124,330	53,622
Mapfre	32,053	93,733
†Masmovil Ibercom S.A.	1,693	37,732
Mediaset Espana Comunicacion	13,229	96,294
Melia Hotels International	3,149	30,100
Miquel y Costas & Miquel	1,372	23,901
Naturgy Energy Group	8,813	242,876
†Obrascon Huarte Lain	5,166	6,608
†Promotora de Informaciones Class A	23,606	38,653
Prosegur Cia de Seguridad	21,566	101,279
†Realia Business	11,794	12,472
Red Electrica	7,981	166,229
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Repsol	23,271	$ 365,188
Sacyr	36,708	89,035
Siemens Gamesa Renewable Energy	2,579	42,865
†Solaria Energia y Medio Ambiente	4,205	24,086
†Talgo	6,334	39,492
Tecnicas Reunidas	591	15,172
Telefonica	27,832	228,871
Telefonica ADR	19,864	164,673
Tubacex	8,167	25,724
Unicaja Banco	20,940	18,696
Vidrala	1,037	97,635
Viscofan	2,727	142,945
Vocento	6,110	8,789
Zardoya Otis	10,285	78,150
		8,821,929
Sweden–2.81%
AAK	5,274	100,016
†AcadeMedia	3,239	18,250
AddLife Class B	1,068	33,368
AddNode Group	803	13,317
AddTech Class B	3,300	100,205
AF Class B	3,529	79,922
Alfa Laval	5,071	110,814
Alimak Group	710	10,915
Arjo Class B	11,849	53,656
Assa Abloy Class B	2,607	58,821
Atlas Copco Class A	7,056	226,114
Atlas Copco Class B	3,862	111,034
Atrium Ljungberg Class B	2,537	45,843
Attendo	3,773	16,391
Avanza Bank Holding	4,745	36,220
Axfood	2,174	43,046
Beijer Alma Class B	3,471	46,241
Beijer Ref	2,621	63,326
Bergman & Beving Class B	2,044	22,187
Besqab	861	11,312
†Betsson	9,414	57,653
Bilia Class A	7,797	70,531
BillerudKorsnas	11,164	148,749
BioGaia Class B	1,029	47,661
Biotage	2,689	31,571
Boliden	12,440	318,761
Bonava Class B	4,821	60,582
Bravida Holding	6,158	54,642
Bufab	2,873	33,026
Bulten	815	6,408
†Byggmax Group	2,929	11,709
Castellum	3,437	65,766
Catena	661	20,781
Clas Ohlson Class B	1,932	19,214
Cloetta Class B	15,754	51,300

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Concentric	2,269	$ 33,964
Dios Fastigheter	6,284	46,533
Dometic Group	13,171	132,067
Duni	3,070	41,895
Dustin Group	2,557	23,524
Eastnine	1,862	21,415
Electrolux Class B	11,611	297,631
Elekta Class B	4,571	66,447
†Enea	691	10,380
Epiroc Class A	10,433	108,705
Epiroc Class B	4,300	42,654
Essity	384	11,757
Essity Class B	7,983	245,584
Fabege	4,066	61,222
Fagerhult	2,150	14,272
†Fastighets Balder Class B	1,822	61,067
†Fingerprint Cards Class B	23,930	42,391
Getinge Class B	12,848	202,605
Granges	7,012	80,313
Gunnebo	3,239	8,622
Haldex	3,002	18,427
Heba Fastighets Class B	1,992	18,019
†Hembla	1,457	28,399
Hemfosa Fastigheter	5,440	51,447
Hennes & Mauritz Class B	11,143	197,968
Hexagon Class B	1,095	60,886
Hexpol	6,700	54,656
†HIQ International	2,619	14,778
HMS Networks	904	17,348
Holmen Class B	4,202	89,766
Hufvudstaden Class A	1,839	31,298
Humana	2,175	13,140
Husqvarna Class A	357	3,335
Husqvarna Class B	15,304	143,315
ICA Gruppen	2,474	106,354
Indutrade	2,575	82,333
Intrum	4,424	113,721
Inwido	2,366	16,396
†ITAB Shop Concept Class B	1,500	4,717
JM	6,120	140,759
KappAhl	8,744	13,267
Kindred Group SDR	12,015	102,000
Klovern Class B	25,228	39,722
KNOW IT	1,633	37,668
Kungsleden	6,895	56,929
Lagercrantz Group Class B	3,838	54,806
Lifco Class B	1,220	67,716
Lindab International	4,961	57,082
Loomis Class B	7,020	241,334
Lundin Petroleum	1,834	57,141
†Medivir Class B	3,853	9,886
†Mekonomen	2,222	18,508
Momentum Group Class B	1,030	12,898
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Mycronic	2,215	$ 26,952
†NetEnt	11,142	35,696
New Wave Group Class B	5,098	35,483
Nibe Industrier Class B	3,204	46,928
Nobia	10,077	58,750
Nobina	10,288	63,846
Nokian Renkaat	8,214	256,526
Nolato Class B	1,916	117,108
Nordic Waterproofing Holding	2,580	23,272
NP3 Fastigheter	1,486	12,898
†Nyfosa	5,440	34,124
OEM International Class B	571	15,316
Opus Group	18,102	11,844
Peab	14,960	127,922
Platzer Fastigheter Holding Class B	1,642	15,230
Pricer Class B	11,019	15,890
Proact IT Group	780	19,629
†Qliro Group	11,964	15,048
Ratos Class B	13,410	37,255
†RaySearch Laboratories	882	12,611
Recipharm Class B	3,077	37,601
Resurs Holding	4,692	27,949
Rottneros	8,551	10,697
Saab Class B	1,251	40,744
Sagax Class B	2,690	25,348
Sandvik	14,119	259,452
†SAS	26,948	35,961
Scandi Standard	5,314	36,624
Scandic Hotels Group	3,092	27,287
†Sectra Class B	568	20,582
Securitas Class B	6,218	109,142
Skandinaviska Enskilda Banken Class A	28,730	266,008
Skanska Class B	7,236	130,747
SKF Class A	693	12,742
SKF Class B	13,842	254,822
SkiStar	3,916	48,149
SSAB Class A	8,512	29,721
SSAB Class B	22,718	69,308
SSAB (Helsinki Stock Exchange) Class B	7,881	23,949
Svenska Cellulosa SCA Class A	1,121	11,380
Svenska Cellulosa SCA Class B	17,336	150,811
Svenska Handelsbanken Class A	21,342	210,618
Svenska Handelsbanken Class B	861	8,808
Sweco Class B	2,300	63,191
Swedbank Class A	13,972	210,339
Swedish Match	1,648	69,675

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Swedish Orphan Biovitrum	1,348	$ 26,014
Systemair	645	8,960
Tele2 Class B	19,072	278,550
Telefonaktiebolaget LM Ericsson Class B	15,265	144,891
Telia	62,638	277,694
Thule Group	4,290	106,078
Trelleborg Class B	7,434	105,682
Troax Group	1,650	16,894
Vitrolife	3,342	65,140
Volvo Class A	6,269	99,397
Volvo Class B	42,403	673,770
Wallenstam Class B	6,110	64,611
Wihlborgs Fastigheter	5,218	75,705
		10,845,788
Switzerland–7.02%
ABB	42,130	844,629
Adecco Group	8,836	531,020
†Alcon	4,532	279,859
†Allreal Holding	1,143	196,730
†ALSO Holding	352	50,337
†ams	4,231	165,653
APG SGA	98	27,724
†Arbonia	2,175	28,816
†Aryzta	44,330	50,918
Ascom Holding	2,343	30,699
Autoneum Holding	251	36,175
Baloise Holding	2,134	377,946
Banque Cantonale de Geneve	127	26,149
Banque Cantonale Vaudoise	142	110,574
Barry Callebaut	62	124,437
Belimo Holding	28	172,096
†Bell Food Group	131	36,299
Bellevue Group	933	20,357
Berner Kantonalbank	291	69,307
BKW	572	38,221
Bobst Group	566	41,890
Bossard Holding Class A	510	79,394
Bucher Industries	416	143,322
Burkhalter Holding	316	24,945
†Calida Holding	290	8,318
Carlo Gavazzi Holding	46	12,723
Cembra Money Bank	1,456	140,506
†Cham Group	36	15,304
Chocoladefabriken Lindt & Spruengli Class R	3	244,007
†Cicor Technologies	245	13,302
Cie Financiere Richemont	7,455	633,500
Cie Financiere Tradition	104	10,828
†Clariant	10,371	210,998
†Coltene Holding	173	15,702
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Conzzeta	70	$ 59,383
†Credit Suisse Group ADR	583	6,979
†Credit Suisse Group	34,854	417,173
Daetwyler Holding	454	69,171
†dormakaba Holding	162	117,493
†Dufry	1,909	161,774
†EFG International	6,005	41,592
Emmi	112	104,791
EMS-Chemie Holding	156	101,267
†Evolva Holding	58,889	11,703
†Feintool International Holding	279	19,828
Fenix Outdoor International	263	28,342
Flughafen Zurich	1,195	225,062
Forbo Holding	102	180,124
†GAM Holding	9,624	44,543
Geberit	700	327,198
Georg Fischer	391	374,032
Givaudan	163	460,398
Gurit Holding	24	25,170
Helvetia Holding	2,115	265,495
†HOCHDORF Holding	78	8,649
Huber + Suhner	884	74,517
Implenia	1,019	30,200
Inficon Holding	131	79,951
Interroll Holding	57	143,347
Intershop Holding	66	33,602
†Julius Baer Group	6,361	283,408
Jungfraubahn Holding	207	30,280
Kardex	617	107,800
Komax Holding	298	66,353
†Kudelski	1,531	10,123
Kuehne + Nagel International Class R	1,117	165,916
†LafargeHolcim	7,241	354,060
LEM Holding	23	32,325
Liechtensteinische Landesbank	961	61,136
Logitech International	1,164	46,526
Logitech International (New York Shares) Class R	2,260	89,858
†Lonza Group	1,893	639,063
Luzerner Kantonalbank	220	99,393
Metall Zug	12	27,044
†Mobilezone Holding	2,635	26,957
†Mobimo Holding	405	107,672
Nestle	40,670	4,210,248
Novartis	22,504	2,054,430
Novartis ADR	161	14,701
OC Oerlikon	11,660	142,483
†Orascom Development Holding	824	12,644

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Orior	377	$ 31,861
†Panalpina Welttransport Holding	943	217,155
Partners Group Holding	370	290,975
Phoenix Mecano	34	15,325
Plazza Class A	48	12,145
PSP Swiss Property	1,606	187,693
Rieter Holding	188	28,618
Roche Holding	8,476	2,383,346
Roche Holding (Swiss Exchange)	282	79,086
Romande Energie Holding	5	6,249
†Schaffner Holding	33	7,505
Schindler Holding	531	116,084
†Schmolz + Bickenbach	41,908	20,134
Schweiter Technologies	66	62,229
SFS Group	1,215	103,450
SGS	115	293,119
†Siegfried Holding	187	65,158
Sika	2,700	461,275
Sonova Holding	1,217	276,987
St Galler Kantonalbank	194	87,433
Straumann Holding Class R	223	197,060
Sulzer	959	104,976
†Sunrise Communications Group	4,356	325,342
Swatch Group	665	190,631
Swatch Group (Swiss Exchange)	1,203	65,193
Swiss Life Holding	819	406,049
Swiss Re	4,456	452,807
Swisscom	1,276	640,922
Swissquote Group Holding	868	37,026
Tamedia	63	6,867
†Temenos	2,219	397,320
†u-blox Holding	564	47,892
†UBS Group	24,032	284,779
†UBS Group (New York Shares)	28,340	336,828
Valiant Holding	898	97,522
†Valora Holding	234	59,528
†VAT Group	2,590	319,473
Vaudoise Assurances Holding	91	46,646
Vetropack Holding	10	21,256
Vifor Pharma	1,926	278,380
Vontobel Holding	1,634	90,915
VP Bank	344	55,607
VZ Holding	106	29,046
†Ypsomed Holding	278	38,246
Zehnder Group	646	23,522
†Zug Estates Holding	9	16,779
Zuger Kantonalbank	7	45,319
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Zurich Insurance Group	2,708	$ 942,247
		27,110,894
United Kingdom–15.10%
4imprint Group	461	15,885
888 Holdings	14,760	30,553
AA	31,539	19,314
†Acacia Mining	16,771	37,762
Admiral Group	4,204	117,885
AG Barr	8,617	101,443
Aggreko	18,915	189,896
Anglo-Eastern Plantations	1,229	7,476
Arrow Global Group	10,826	31,209
Ascential	8,092	36,607
Ashmore Group	11,961	77,380
Ashtead Group	10,501	300,868
†ASOS	410	13,307
Associated British Foods	9,615	301,000
AstraZeneca	357	29,185
AstraZeneca ADR	26,148	1,079,389
Auto Trader Group	41,240	287,227
AVEVA Group	1,049	53,830
Aviva	104,369	552,796
Avon Rubber	2,181	37,780
B&M European Value Retail	68,581	290,481
Babcock International Group	29,772	173,308
BAE Systems	50,599	318,009
Balfour Beatty	29,644	91,168
Bank of Georgia Group	2,767	52,639
Barclays	69,833	132,826
Barclays ADR	44,296	337,093
Barratt Developments	32,391	235,709
BBA Aviation	50,944	182,644
BCA Marketplace	4,398	13,558
Beazley	16,454	115,333
Bellway	11,571	409,254
Berkeley Group Holdings	8,756	414,977
BHP Group	8,188	209,403
Biffa	16,861	44,110
Bodycote	14,322	150,518
†boohoo Group	35,966	96,650
Bovis Homes Group	9,417	123,803
BP	73,540	512,336
BP ADR	61,185	2,551,414
Braemar Shipping Services	3,535	8,530
Brewin Dolphin Holdings	28,717	111,690
British American Tobacco	24,820	866,613
Britvic	18,052	203,672
BT Group	162,364	405,964
BT Group ADR	2,800	35,756
†BTG	5,494	58,294
Bunzl	4,601	121,402

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Burberry Group	6,420	$ 152,168
Capital & Counties Properties	24,420	67,188
Card Factory	28,435	63,519
CareTech Holdings	2,708	12,843
Carnival ADR	748	33,862
Centamin	62,967	91,603
Central Asia Metals	4,795	13,031
Centrica	221,084	246,456
Charles Taylor	2,800	7,965
Chemring Group	10,580	24,803
Chesnara	6,319	26,522
Cineworld Group	51,862	166,853
City of London Investment Group	91	471
Clarkson	1,296	41,311
Clipper Logistics	3,278	11,760
Close Brothers Group	13,227	237,395
CLS Holdings	9,454	25,753
CMC Markets	11,645	13,310
†Cobham	44,047	59,616
†Coca-Cola European Partners	4,814	267,952
†Coca-Cola HBC	4,056	153,216
Compass Group	11,666	279,654
Computacenter	6,315	106,632
Consort Medical	2,364	25,518
ConvaTec Group	76,383	141,528
Costain Group	7,704	17,043
Countryside Properties	6,856	26,004
†Countrywide	6,331	339
Cranswick	3,208	105,280
Crest Nicholson Holdings	19,125	86,890
Croda International	2,437	158,518
CVS Group	1,891	17,375
CYBG	49,935	121,947
Daily Mail & General Trust	3,269	32,423
Dart Group	7,449	78,989
DCC	3,617	322,677
De La Rue	3,905	15,125
=†Debenhams	32,597	758
Devro	15,625	41,075
DFS Furniture	7,788	25,122
Diageo	3,922	168,804
Diageo ADR	2,621	451,651
†Dialog Semiconductor	3,052	122,811
Dignity	2,479	20,385
Diploma	9,601	186,696
Direct Line Insurance Group	100,546	423,829
DiscoverIE Group	3,315	17,681
Dixons Carphone	70,444	97,915
Domino's Pizza Group	23,734	83,957
Drax Group	27,505	90,849
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
DS Smith	90,792	$ 418,848
Dunelm Group	4,893	57,168
easyJet	5,494	66,518
†EI Group	34,066	85,053
Electrocomponents	35,880	288,251
Elementis	12,203	21,952
EMIS Group	2,182	33,696
†EnQuest	81,097	20,340
Entertainment One	34,991	176,734
Equiniti Group Class WI	14,377	40,183
Essentra	12,141	65,980
Euromoney Institutional Investor	4,688	77,515
Evraz	13,963	118,229
Experian	10,367	314,012
FDM Group Holdings	4,135	48,889
Ferrexpo	25,210	89,102
Fevertree Drinks	4,270	125,690
Fiat Chrysler Automobiles	43,470	603,205
†Findel	3,000	9,601
†Firstgroup	108,881	135,162
†FLEX LNG	1,179	13,935
Forterra	3,979	14,957
†Foxtons Group	7,206	4,850
†Frontier Developments	992	12,654
Fuller Smith & Turner Class A	1,225	16,724
G4S	141,555	374,503
Galliford Try	7,192	57,618
†GAME Digital	3,172	1,204
Games Workshop Group	1,693	106,680
†Gem Diamonds	5,209	5,094
†Georgia Capital	1,523	21,082
GlaxoSmithKline	11,664	233,803
GlaxoSmithKline ADR	18,516	741,010
†Glencore	268,157	928,070
Go-Ahead Group	4,885	122,337
Gocompare.Com Group	21,795	26,037
Grafton Group	9,538	97,532
Greencore Group	4,714	13,111
Greene King	21,998	172,541
Greggs	11,750	342,472
Gulf Keystone Petroleum	17,982	51,604
GVC Holdings	21,590	178,968
Gym Group	5,199	16,176
H&T Group	4,180	17,305
Halfords Group	18,444	52,608
Halma	16,660	427,872
Hargreaves Lansdown	6,159	150,484
Hastings Group Holdings	20,638	51,265
Hays	111,976	223,716
Headlam Group	2,792	17,019
Helical	5,644	26,413
Henry Boot	32	100

LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Hikma Pharmaceuticals	11,017	$ 241,106
Hill & Smith Holdings	6,877	102,269
Hilton Food Group	5,422	66,645
Hiscox	8,260	177,467
Hochschild Mining	26,271	63,857
Hollywood Bowl Group	7,810	22,217
HomeServe	22,425	337,923
Howden Joinery Group	51,696	332,702
HSBC Holdings ADR	42,962	1,793,234
HSBC Holdings (London Shares)	15,116	126,162
Hunting	7,524	48,929
Huntsworth	11,191	13,842
Ibstock	28,769	88,797
IMI	23,615	311,565
Imperial Brands	11,011	258,375
Inchcape	37,020	290,113
†Indivior	24,115	13,081
Informa	24,156	256,171
Inmarsat	21,606	149,655
InterContinental Hotels Group ADR	1,600	107,008
International Consolidated Airlines Group (London Stock Exchange)	25,750	156,114
Intertek Group	3,526	246,503
Investec	31,370	203,925
ITE Group	29,980	27,254
ITV	73,083	100,229
IWG	53,169	229,754
J D Wetherspoon	7,462	135,322
J Sainsbury	75,913	188,644
James Fisher & Sons	4,424	107,758
JD Sports Fashion	41,146	306,531
John Laing Group	20,744	103,684
John Menzies	6,643	38,301
John Wood Group	39,365	226,663
Johnson Matthey	6,285	265,714
Johnson Service Group	7,443	14,084
†JPJ Group	1,380	12,969
Jupiter Fund Management	30,719	164,873
†Just Eat	5,132	40,700
†Just Group	23,048	16,505
Kainos Group	3,464	28,682
KAZ Minerals	17,192	132,060
KCOM Group	39,027	55,510
Keller Group	5,506	42,900
Kier Group	5,265	7,111
Kin and Carta	1,227	1,637
Kingfisher	85,103	231,963
†Lamprell	12,474	10,012
Lancashire Holdings	11,493	100,624
Legal & General Group	195,355	669,288
†Liberty Global Class A	1,294	34,925
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Liberty Global Class C	3,168	$ 84,047
Liontrust Asset Management	2,854	26,023
Lloyds Banking Group	979,844	703,742
Lloyds Banking Group ADR	51,026	144,914
London Stock Exchange Group	5,091	354,763
Lookers	24,983	16,149
LSL Property Services	3,879	10,345
Luceco	17,351	23,621
Man Group	116,248	229,844
Marks & Spencer Group	106,046	283,537
Marshalls	18,591	161,136
Marston's	45,699	67,727
†McBride	15,062	15,302
McCarthy & Stone	29,937	51,933
McColl's Retail Group	81	72
Mears Group	4,643	15,507
Mediclinic International	10,592	41,009
Meggitt	30,137	200,785
Melrose Industries	129,983	298,799
Merlin Entertainments	50,398	288,083
†Metro Bank	783	5,225
Micro Focus International	6,321	166,242
Micro Focus International Sponsored ADR	3,751	98,239
Millennium & Copthorne Hotels	8,935	77,727
†Mitchells & Butlers	17,776	64,676
Mitie Group	21,455	39,862
MJ Gleeson	2,085	19,276
Mondi	5,636	128,276
Moneysupermarket.com Group	27,804	145,653
Morgan Advanced Materials	24,596	86,835
Morgan Sindall Group	3,548	55,782
†Mothercare	8,872	2,389
Motorpoint group	3,394	9,698
N Brown Group	4,375	7,223
National Express Group	32,179	164,081
National Grid	5,385	57,269
National Grid ADR	2,544	135,290
NCC Group	2,225	4,623
Next	2,550	178,569
Nichols	578	12,625
NMC Health	1,641	50,208
Norcros	5,059	14,327
Northgate	15,561	68,672
†Nostrum Oil & Gas	4,575	2,789
†Ocado Group	7,291	108,082
On the Beach Group	10,599	64,178
OneSavings Bank	17,501	80,589

LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Oxford Instruments	4,380	$ 71,755
Pagegroup	30,187	196,489
PayPoint	3,653	45,000
Pearson	12,374	128,740
Pendragon	139,742	28,891
Pennon Group	18,814	177,476
Persimmon	14,510	368,626
†Petra Diamonds	54,406	13,597
Petrofac	24,914	136,288
†Petropavlovsk	107,235	13,346
Pets at Home Group	28,802	68,144
Phoenix Group Holdings	28,550	257,473
Photo-Me International	14,970	18,327
Playtech	14,137	76,667
Polar Capital Holdings	2,219	16,908
Polypipe Group	17,691	99,363
Porvair	1,608	11,885
Premier Asset Management Group	4,749	11,791
†Premier Foods	42,105	18,047
†Premier Oil	104,372	102,395
Provident Financial	6,817	35,697
Prudential	3,056	66,715
Prudential ADR	3,681	161,301
PZ Cussons	9,110	24,758
QinetiQ Group	10,880	38,660
Quilter	42,982	76,564
Rank Group	8,180	16,517
Reach	20,389	20,171
Reckitt Benckiser Group	2,729	215,467
Redde	19,453	26,038
Redrow	25,958	179,760
RELX	4,305	104,130
RELX ADR	7,714	188,299
RELX (London Stock Exchange)	3,932	95,368
Renewi	30,109	11,056
Renishaw	2,597	140,662
Rentokil Initial	53,152	268,348
Restaurant Group	47,119	78,867
Rhi Magnesita	479	29,521
Ricardo	2,769	26,725
Rightmove	41,268	280,748
Rio Tinto	2,407	148,977
Rio Tinto ADR	22,679	1,413,809
Robert Walters	3,858	31,749
†Rolls-Royce Holdings	32,336	345,443
Rotork	68,114	273,832
Royal Bank of Scotland Group	3,032	8,457
Royal Bank of Scotland Group ADR	31,077	176,517
Royal Dutch Shell Class A	11,586	378,139
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Royal Dutch Shell Class A ADR	21,031	$ 1,368,487
Royal Dutch Shell Class B ADR	20,790	1,366,735
Royal Mail	32,997	88,796
RPC Group	26,913	270,851
RPS Group	7,026	9,583
RSA Insurance Group	38,840	284,641
Saga	78,942	39,880
Sage Group	19,438	198,240
Savills	14,301	162,633
Scapa Group	10,205	24,021
Schroders	3,458	134,147
Schroders Non-Voting Shares	1,277	39,802
SDL	1,971	12,766
Senior	23,298	63,849
Severfield	10,593	9,211
Severn Trent	6,456	167,951
SIG	35,064	57,720
Smith & Nephew	14,126	306,741
Smith & Nephew ADR	1,200	52,248
Smiths Group	14,574	289,966
Soco International	14,884	13,194
Softcat	6,742	83,257
Spectris	3,984	145,524
Speedy Hire	31,265	25,172
Spirax-Sarco Engineering	2,357	275,156
Spire Healthcare Group	13,580	20,643
Spirent Communications	22,437	43,539
†Sports Direct International	18,564	65,115
SSE	25,182	358,927
SSP Group	22,783	198,566
St James's Place	7,864	109,800
St Modwen Properties	13,770	76,595
Stagecoach Group	50,853	81,953
Standard Chartered	76,052	689,933
Standard Lifeerdeen	31,508	117,889
SThree	11,172	40,435
Stobart Group	5,767	8,115
Stock Spirits Group	4,714	13,200
Subsea 7	8,934	108,025
Superdry	2,865	16,762
Synthomer	19,057	90,396
TalkTalk Telecom Group	67,813	96,498
Tarsus Group	591	3,220
Tate & Lyle	35,128	329,307
Taylor Wimpey	239,709	481,012
Ted Baker	2,008	20,696
Telecom Plus	5,532	99,058
Tesco	203,605	586,926
†Thomas Cook Group	66,553	11,113
Topps Tiles	15,052	12,616

LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
TP ICAP	34,609	$ 131,831
Travis Perkins	15,067	243,688
Trifast	3,187	9,226
TT Electronics	10,234	30,022
TUI	8,315	81,642
Tullow Oil	137,308	367,319
Tyman	8,845	27,183
U & I Group	11,376	19,701
Ultra Electronics Holdings	5,963	124,979
Unilever	387	24,023
Unilever ADR	10,351	641,451
Unilever (New York Shares)	12,625	766,590
United Utilities Group	17,495	174,143
Urban & Civic	4,192	17,643
†Vectura Group	51,794	56,905
Vertu Motors	43,524	22,220
Vesuvius	11,118	77,374
Victrex	6,737	185,127
Vitec Group	2,446	35,550
Vodafone Group	446,886	732,474
Vodafone Group ADR	2,400	39,192
Volution Group	1,302	2,976
Vp	1,013	11,064
Weir Group	981	19,302
WH Smith	5,900	147,787
Whitbread	1,705	100,318
William Hill	57,293	112,449
Wincanton	9,853	33,284
Wm Morrison Supermarkets	106,465	272,514
WPP	35,301	444,667
WPP ADR	400	25,164
Xaar	886	923
XP Power	694	19,574
		58,348,708
United States–0.12%
Burford Capital	9,733	192,159
Carnival (London Stock Exchange)	1,149	50,565
Diversified Gas & Oil	7,951	11,208
Ferguson	3,142	223,679
International Flavors & Fragrances	0	33
		477,644
Total Common Stock (Cost $381,692,967)		381,988,656
PREFERRED STOCKS–0.42%
Germany–0.42%
Bayerische Motoren Werke 6.05%	1,437	89,038
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Germany (continued)
Biotest	765	$ 19,094
Draegerwerk & Co.	464	29,230
FUCHS PETROLUB 2.75%	2,745	107,770
Henkel & Co. 2.05%	630	61,626
Jungheinrich	4,759	146,902
Schaeffler	9,333	69,327
Sixt	1,464	106,686
STO & Co.	150	16,801
Villeroy & Boch	830	14,063
Volkswagen 3.21%	5,687	957,905
Total Preferred Stocks (Cost $1,880,826)		1,618,442
RIGHTS–0.01%
Canada–0.00%
=†Pan American Silver expiration date 2/22/29	7,972	1,537
		1,537
Spain–0.01%
†ACS Actividades de Construccion y Servicios expiration date 7/11/19	6,379	10,010
†Repsol expiration date 7/9/19	27,396	15,196
†Sacyr S.A. expiration date 7/5/19	36,708	2,195
		27,401
United States–0.00%
=†Pan American Silver expiration date 2/22/29	4,400	848
		848
Total Rights (Cost $33,541)		29,786
ΔWARRANT–0.00%
Singapore–0.00%
†Ezion Holdings exp 4/16/23 exercise price SGD 0.2763	26,754	0
Total Warrant (Cost $0)		0

MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.31%)	835,722	835,722
Total Money Market Fund (Cost $835,722)		835,722

LVIP Dimensional International Core Equity Fund–45

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.50% (Cost $384,443,056)	$384,472,606
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.50%	1,939,909
NET ASSETS APPLICABLE TO 37,082,918 SHARES OUTSTANDING–100.00%	$386,412,515
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($306,293,896 / 29,382,124 Shares)	$10.424
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($80,118,619 / 7,700,794 Shares)	$10.404
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$407,310,947
Distributable earnings/(accumulated loss)	(20,898,432)
TOTAL NET ASSETS	$386,412,515

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
★ Includes $10 cash collateral held at broker for futures contracts, $893,638 payable for securities purchased, $40,835 payable for fund share redeemed, $248,295 other accrued expenses payable and $248,060 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
CVA–Dutch Certificate
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
SDR–Swedish Depositary Receipt
SGD–Singapore Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–46

LVIP Dimensional International Core Equity Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 8,786,575
Interest	91
Foreign Taxes Withheld	(880,807)
7,905,859
EXPENSES:
Management fees	1,360,671
Professional fees	101,819
Distribution fees-Service Class	91,068
Pricing fees	85,936
Shareholder servicing fees	52,613
Accounting and administration expenses	43,780
Reports and statements to shareholders	20,176
Custodian fees	15,343
Trustees’ fees and expenses	5,168
Consulting fees	983
Interest expense	603
Other	3,765
1,781,925
Less:
Management fees waived	(308,419)
Expenses reimbursed	(160,935)
Total operating expenses	1,312,571
NET INVESTMENT INCOME	6,593,288
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(854,797)
Foreign currencies	(24,037)
Futures contracts	41,777
Net realized loss	(837,057)
Net change in unrealized appreciation (depreciation) of:
Investments	34,636,179
Foreign currencies	17,626
Net change in unrealized appreciation (depreciation)	34,653,805
NET REALIZED AND UNREALIZED GAIN	33,816,748
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,410,036
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,593,288	$ 6,592,925
Net realized gain (loss)	(837,057)	1,148,988
Net change in unrealized appreciation (depreciation)	34,653,805	(71,756,241)
Net increase (decrease) in net assets resulting from operations	40,410,036	(64,014,328)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,325,213)
Service Class	—	(1,129,288)
	—	(6,454,501)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,168,066	110,175,855
Service Class	14,076,048	42,783,527
Reinvestment of dividends and distributions:
Standard Class	—	5,325,213
Service Class	—	1,129,288
	35,244,114	159,413,883
Cost of shares redeemed:
Standard Class	(9,701,263)	(6,645,698)
Service Class	(5,053,580)	(10,655,098)
	(14,754,843)	(17,300,796)
Increase in net assets derived from capital share transactions	20,489,271	142,113,087
NET INCREASE IN NET ASSETS	60,899,307	71,644,258
NET ASSETS:
Beginning of period	325,513,208	253,868,950
End of period	$386,412,515	$325,513,208
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–47

LVIP Dimensional International Core Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended			5/1/15 to12/31/15[2]
		12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 9.291	$ 11.499	$ 9.192	$ 8.985	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.185	0.241	0.204	0.198	0.103
Net realized and unrealized gain (loss)	0.948	(2.252)	2.306	0.208	(1.022)
Total from investment operations	1.133	(2.011)	2.510	0.406	(0.919)
Less dividends and distributions from:
Net investment income	—	(0.197)	(0.203)	(0.199)	(0.096)
Total dividends and distributions	—	(0.197)	(0.203)	(0.199)	(0.096)
Net asset value, end of period	$ 10.424	$ 9.291	$ 11.499	$ 9.192	$ 8.985
Total return[4]	12.21%	(17.55%)	27.36%	4.51%	(9.18%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$306,294	$ 262,312	$210,166	$145,238	$245,437
Ratio of expenses to average net assets	0.67%	0.68%	0.68%	0.68%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.93%	1.00%	1.03%	1.10%	1.02%
Ratio of net investment income to average net assets	3.69%	2.19%	1.94%	2.23%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.43%	1.87%	1.59%	1.81%	1.28%
Portfolio turnover	2%	4%	9%	26%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–48

LVIP Dimensional International Core Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended			5/1/15 to12/31/15[2]
		12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 9.285	$ 11.493	$ 9.191	$ 8.987	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.172	0.213	0.181	0.178	0.086
Net realized and unrealized gain (loss)	0.947	(2.246)	2.297	0.203	(1.020)
Total from investment operations	1.119	(2.033)	2.478	0.381	(0.934)
Less dividends and distributions from:
Net investment income	—	(0.175)	(0.176)	(0.177)	(0.079)
Total dividends and distributions	—	(0.175)	(0.176)	(0.177)	(0.079)
Net asset value, end of period	$ 10.404	$ 9.285	$ 11.493	$ 9.191	$ 8.987
Total return[4]	12.05%	(17.75%)	27.01%	4.24%	(9.33%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 80,119	$ 63,201	$ 43,703	$10,884	$ 5,518
Ratio of expenses to average net assets	0.92%	0.93%	0.93%	0.93%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.18%	1.25%	1.28%	1.35%	1.27%
Ratio of net investment income to average net assets	3.44%	1.94%	1.69%	1.98%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.18%	1.62%	1.34%	1.56%	1.03%
Portfolio turnover	2%	4%	9%	26%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund–49

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Dimensional International Core Equity Fund–50

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.17% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.68% of the average daily net assets for the Standard Class and 0.93% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2019 no expense reimbursements were subject to recoupment.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$10,264
Legal	2,114
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,310 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP Dimensional International Core Equity Fund–51

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Management fees payable to LIAC	$220,577
Distribution fees payable to LFD	15,944
Printing and mailing fees payable to Lincoln Life	2,591
Shareholder servicing fees payable to Lincoln Life	8,948
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$36,727,612
Sales	8,790,546
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$384,443,056
Aggregate unrealized appreciation of investments	$ 45,365,711
Aggregate unrealized depreciation of investments	(45,336,161)
Net unrealized appreciation of investments	$ 29,550
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional International Core Equity Fund–52

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ 1,280,521	$ 23,390,379	$ —	$ 24,670,900
Austria	680,002	1,226,801	—	1,906,803
Belgium	282,304	4,086,086	824	4,369,214
Canada	35,959,852	—	—	35,959,852
Chile	—	177,182	—	177,182
Colombia	—	144,725	—	144,725
Denmark	790,973	5,751,168	—	6,542,141
Finland	1,154,781	4,702,968	—	5,857,749
France	4,106,074	26,631,230	—	30,737,304
Germany	1,896,815	25,739,218	8,587	27,644,620
Hong Kong	635,255	10,594,781	19,635	11,249,671
Ireland	1,864,761	1,115,339	—	2,980,100
Israel	276,837	2,602,863	—	2,879,700
Italy	418,160	9,591,526	10	10,009,696
Japan	595,007	87,753,863	—	88,348,870
Luxembourg	406,216	364,396	—	770,612
Macau	—	277,390	—	277,390
Mexico	—	33,093	—	33,093
Netherlands	2,013,668	8,302,625	—	10,316,293
New Zealand	26,203	1,737,085	—	1,763,288
Norway	266,243	3,111,412	—	3,377,655
Portugal	124,078	678,047	—	802,125
Russia	—	35,696	—	35,696
Singapore	210,137	3,793,853	34,717	4,038,707
South Africa	—	1,490,307	—	1,490,307
Spain	835,921	7,986,008	—	8,821,929
Sweden	703,670	10,142,118	—	10,845,788
Switzerland	1,973,921	25,136,973	—	27,110,894
United Kingdom	19,115,759	39,232,191	758	58,348,708
United States	11,208	466,436	—	477,644
Preferred Stocks
Germany	79,188	1,539,254	—	1,618,442
Rights	—	27,401	2,385	29,786
Warrant	—	—	—	—
Money Market Fund	835,722	—	—	835,722
Total Investments	$76,543,276	$307,862,414	$66,916	$384,472,606
The securities that have been valued at zero on the “Statement of Net Assets” are considered to be Level 3 investments in this table.
During the six months ended June 30, 2019, there were no material transfers to or from Level 3 investments.
LVIP Dimensional International Core Equity Fund–53

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	2,103,406	10,012,515
Service Class	1,390,771	3,851,056
Shares reinvested:
Standard Class	—	550,738
Service Class	—	116,765
	3,494,177	14,531,074
Shares redeemed:
Standard Class	(953,134)	(608,427)
Service Class	(497,047)	(963,447)
	(1,450,181)	(1,571,874)
Net increase	2,043,996	12,959,200
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.   No foreign currency exchange contracts were outstanding at June 30, 2019.
During the six months ended June 30, 2019, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   No futures contracts were outstanding at June 30, 2019.
During the six months ended June 30, 2019, the Fund used futures contracts as a cash management tool.
LVIP Dimensional International Core Equity Fund–54

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$41,777	$—
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,459,840	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2019, the Fund had no assets and liabilities subject to offsetting provisions.
6. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
LVIP Dimensional International Core Equity Fund–55

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Core Equity Fund–56

LVIP Dimensional U.S. Core Equity 1 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Dimensional U.S. Core Equity 1 Fund

LVIP Dimensional U.S. Core Equity 1 Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 1 Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,181.10	0.42%	$2.27
Service Class Shares	1,000.00	1,179.10	0.77%	4.16
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.70	0.42%	$2.11
Service Class Shares	1,000.00	1,021.00	0.77%	3.86

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.76%
Aerospace & Defense	2.61%
Air Freight & Logistics	0.69%
Airlines	0.83%
Auto Components	0.66%
Automobiles	0.51%
Banks	6.25%
Beverages	1.47%
Biotechnology	2.11%
Building Products	0.69%
Capital Markets	2.71%
Chemicals	2.30%
Commercial Services & Supplies	1.19%
Communications Equipment	1.12%
Construction & Engineering	0.42%
Construction Materials	0.17%
Consumer Finance	1.09%
Containers & Packaging	0.78%
Distributors	0.22%
Diversified Consumer Services	0.46%
Diversified Financial Services	1.11%
Diversified Telecommunication Services	1.85%
Electric Utilities	1.61%
Electrical Equipment	0.70%
Electronic Equipment, Instruments & Components	1.54%
Energy Equipment & Services	0.53%
Entertainment	1.46%
Equity Real Estate Investment Trusts	0.01%
Food & Staples Retailing	1.34%
Food Products	1.36%
Gas Utilities	0.32%
Health Care Equipment & Supplies	2.36%
Health Care Providers & Services	2.65%
Health Care Technology	0.23%
Hotels, Restaurants & Leisure	2.28%
Household Durables	0.90%
Household Products	1.20%
Independent Power and Renewable Electricity Producers	0.22%
Industrial Conglomerates	0.96%
Insurance	3.14%
Interactive Media & Services	2.42%
Internet & Direct Marketing Retail	3.06%
IT Services	5.04%
Leisure Products	0.23%
Life Sciences Tools & Services	1.01%
Security Type/Sector	Percentage of Net Assets
Machinery	3.07%
Marine	0.06%
Media	1.84%
Metals & Mining	0.68%
Multiline Retail	0.67%
Multi-Utilities	0.87%
Oil, Gas & Consumable Fuels	3.82%
Paper & Forest Products	0.13%
Personal Products	0.32%
Pharmaceuticals	3.24%
Professional Services	0.71%
Real Estate Management & Development	0.29%
Road & Rail	1.37%
Semiconductors & Semiconductor Equipment	3.74%
Software	4.97%
Specialty Retail	2.96%
Technology Hardware, Storage & Peripherals	3.93%
Textiles, Apparel & Luxury Goods	1.04%
Thrifts & Mortgage Finance	0.51%
Tobacco	0.61%
Trading Companies & Distributors	0.73%
Transportation Infrastructure	0.02%
Water Utilities	0.20%
Wireless Telecommunication Services	0.17%
Rights	0.00%
Money Market Fund	0.26%
Total Investments	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple	3.30%
Microsoft	2.63%
Amazon.com	2.46%
Johnson & Johnson	1.07%
Berkshire Hathaway Class B	1.03%
JPMorgan Chase & Co.	1.02%
Facebook Class A	0.98%
Intel	0.90%
Verizon Communications	0.85%
Visa Class A	0.77%
Total	15.01%

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
IT–Information Technology
LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.76%
Aerospace & Defense–2.61%
AAR	5,389	$ 198,261
†Aerojet Rocketdyne Holdings	9,478	424,330
†Aerovironment	2,215	125,746
Arconic	26,523	684,824
†Astronics	2,505	100,751
†Astronics Class B	1,301	52,235
†Axon Enterprise	1,811	116,284
Boeing	16,988	6,183,802
BWX Technologies	10,734	559,241
Cubic	3,909	252,052
Curtiss-Wright	6,659	846,559
†Ducommun	1,600	72,112
General Dynamics	12,170	2,212,749
HEICO	3,196	427,657
HEICO Class A	7,800	806,286
Hexcel	11,295	913,540
Huntington Ingalls Industries	3,927	882,554
†Kratos Defense & Security Solutions	12,058	276,008
L3 Technologies	3,767	923,555
L3Harris Technologies	7,795	1,474,268
Lockheed Martin	10,448	3,798,266
†Mercury Systems	3,446	242,426
Moog Class A	5,219	488,551
National Presto Industries	1,066	99,447
Northrop Grumman	7,765	2,508,949
Raytheon	11,202	1,947,804
Spirit AeroSystems Holdings Class A	8,350	679,439
†Teledyne Technologies	2,365	647,703
Textron	22,144	1,174,518
†TransDigm Group	3,095	1,497,361
Triumph Group	6,690	153,201
United Technologies	30,252	3,938,810
†Vectrus	2,921	118,476
†Wesco Aircraft Holdings	14,929	165,712
		34,993,477
Air Freight & Logistics–0.69%
†Air Transport Services Group	11,784	287,530
†Atlas Air Worldwide Holdings	3,789	169,141
CH Robinson Worldwide	11,156	941,009
†Echo Global Logistics	6,655	138,890
Expeditors International of Washington	11,713	888,548
FedEx	12,617	2,071,585
Forward Air	5,182	306,515
†Hub Group Class A	4,075	171,069
United Parcel Service Class B	34,175	3,529,252
†XPO Logistics	12,314	711,872
		9,215,411
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.83%
Alaska Air Group	15,098	$ 964,913
Allegiant Travel	3,064	439,684
American Airlines Group	26,426	861,752
Copa Holdings Class A	4,803	468,629
Delta Air Lines	42,181	2,393,772
Hawaiian Holdings	9,950	272,928
†JetBlue Airways	33,203	613,923
SkyWest	6,659	404,002
Southwest Airlines	37,480	1,903,234
†Spirit Airlines	10,860	518,348
†United Continental Holdings	26,032	2,279,102
		11,120,287
Auto Components–0.66%
Adient	7,115	172,681
†American Axle & Manufacturing Holdings	21,651	276,267
Aptiv	16,408	1,326,259
Autoliv	7,240	510,492
BorgWarner	16,936	710,973
Cooper Tire & Rubber	10,762	339,541
†Cooper-Standard Holdings	2,502	114,642
Dana	30,421	606,595
Delphi Technologies	6,922	138,440
†Dorman Products	3,454	300,982
†Fox Factory Holding	4,534	374,100
†Garrett Motion	3,608	55,383
Gentex	34,298	844,074
†Gentherm	4,875	203,921
Goodyear Tire & Rubber	34,879	533,649
†Horizon Global	2,190	7,862
LCI Industries	4,563	410,670
Lear	7,285	1,014,582
†Modine Manufacturing	8,303	118,816
†Motorcar Parts of America	2,029	43,441
Standard Motor Products	2,906	131,758
†Stoneridge	3,532	111,435
Superior Industries International	3,283	11,359
Tenneco Class A	8,836	97,991
Tower International	4,230	82,485
†Veoneer	7,240	125,324
†Visteon	4,480	262,438
		8,926,160
Automobiles–0.51%
Ford Motor	208,112	2,128,986
General Motors	81,410	3,136,727
Harley-Davidson	15,921	570,449
†Tesla	1,541	344,352
Thor Industries	7,273	425,107
Winnebago Industries	6,927	267,729
		6,873,350
LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks–6.25%
1st Source	3,376	$ 156,646
†Allegiance Bancshares	1,697	56,578
Ameris Bancorp	8,344	327,001
Arrow Financial	470	16,323
Associated Banc-Corp	16,938	358,069
†Atlantic Capital Bancshares	2,200	37,664
Atlantic Union Bankshares	7,033	248,476
Banc of California	9,953	139,043
BancFirst	3,473	193,307
†Bancorp	11,149	99,449
BancorpSouth Bank	10,113	293,682
Bank of America	306,929	8,900,941
Bank of Hawaii	5,806	481,375
Bank of Marin Bancorp	800	32,816
Bank of NT Butterfield & Son	7,533	255,821
Bank OZK	13,694	412,052
BankUnited	12,210	411,965
Banner	5,972	323,384
BB&T	23,610	1,159,959
Berkshire Hills Bancorp	5,646	177,228
BOK Financial	5,728	432,349
Boston Private Financial Holdings	14,301	172,613
Bridge Bancorp	2,824	83,195
Brookline Bancorp	16,250	249,925
Bryn Mawr Bank	3,680	137,338
Cadence BanCorp	17,046	354,557
Camden National	1,998	91,648
Capital City Bank Group	800	19,880
Carolina Financial	4,015	140,886
Cathay General Bancorp	8,683	311,807
CBTX	1,306	36,751
CenterState Bank	10,580	243,657
Central Pacific Financial	5,001	149,830
Chemical Financial	7,551	310,422
CIT Group	10,032	527,081
Citigroup	78,586	5,503,378
Citizens Financial Group	10,989	388,571
City Holding	2,841	216,655
CNB Financial	543	15,334
Columbia Banking System	8,265	299,028
Comerica	7,262	527,512
Commerce Bancshares	9,472	565,100
Community Bank System	5,191	341,775
Community Trust Bancorp	2,467	104,329
ConnectOne Bancorp	6,176	139,948
Cullen/Frost Bankers	4,148	388,502
†Customers Bancorp	3,657	76,797
CVB Financial	14,317	301,087
Eagle Bancorp	5,654	306,051
East West Bancorp	11,093	518,820
Enterprise Financial Services	3,126	130,042
†Equity Bancshares Class A	1,380	36,791
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
FB Financial	5,315	$ 194,529
Fidelity Southern	2,594	80,336
Fifth Third Bancorp	43,651	1,217,863
First Bancorp (North Carolina)	4,235	154,239
First BanCorp (Puerto Rico)	32,583	359,716
First Busey	9,536	251,846
First Citizens BancShares Class A	953	429,107
First Commonwealth Financial	14,092	189,819
First Community Bancshares	1,307	44,124
First Financial	880	35,341
First Financial Bancorp	11,350	274,897
First Financial Bankshares	8,922	274,708
First Foundation	5,112	68,705
First Hawaiian	5,650	146,166
First Horizon National	31,320	467,608
First Interstate BancSystem Class A	3,666	145,210
First Merchants	8,190	310,401
First Mid-Illinois Bancshares	773	26,993
First Midwest Bancorp	14,084	288,299
First of Long Island	1,772	35,582
First Republic Bank	6,632	647,615
Flushing Financial	4,876	108,247
FNB	32,839	386,515
Franklin Financial Network	1,323	36,859
Fulton Financial	20,249	331,476
German American Bancorp	3,237	97,498
Glacier Bancorp	7,273	294,920
Great Southern Bancorp	2,431	145,495
Great Western Bancorp	8,042	287,260
Hancock Whitney	9,517	381,251
Hanmi Financial	4,000	89,080
†HarborOne Bancorp	1,852	34,688
Heartland Financial USA	6,250	279,563
Heritage Commerce	3,648	44,688
Heritage Financial	6,057	178,924
Hilltop Holdings	13,115	278,956
Home BancShares	18,464	355,617
HomeTrust Bancshares	901	22,651
Hope Bancorp	16,420	226,268
Horizon Bancorp	7,246	118,400
Huntington Bancshares	53,810	743,654
IBERIABANK	4,674	354,523
Independent Bank	2,269	49,442
Independent Bank (Massachusetts)	3,374	256,930
Independent Bank Group	4,072	223,797
International Bancshares	10,063	379,476
Investors Bancorp	34,004	379,145
JPMorgan Chase & Co.	122,987	13,749,947
KeyCorp	30,881	548,138

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Lakeland Bancorp	9,994	$ 161,403
Lakeland Financial	2,847	133,325
LegacyTexas Financial Group	7,972	324,540
Live Oak Bancshares	3,640	62,426
M&T Bank	4,902	833,683
Mercantile Bank	1,436	46,785
Midland States Bancorp	1,400	37,408
MidWestOne Financial Group	600	16,776
National Bank Holdings Class A	5,083	184,513
NBT Bancorp	5,373	201,541
†Nicolet Bankshares	573	35,560
OFG Bancorp	8,163	194,035
Old Line Bancshares	800	21,288
Old National Bancorp	17,834	295,866
Opus Bank	5,332	112,559
Pacific Premier Bancorp	8,345	257,694
PacWest Bancorp	6,709	260,510
Park National	1,685	167,472
Peapack Gladstone Financial	2,958	83,179
Peoples Bancorp	3,493	112,684
People's United Financial	29,963	502,779
People's Utah Bancorp	300	8,820
Pinnacle Financial Partners	5,894	338,787
PNC Financial Services Group	14,174	1,945,807
Popular	10,058	545,546
Preferred Bank	1,509	71,300
Prosperity Bancshares	7,549	498,611
QCR Holdings	1,263	44,041
Regions Financial	53,899	805,251
Renasant	9,498	341,358
Republic Bancorp Class A	1,755	87,311
S&T Bancorp	4,286	160,639
Sandy Spring Bancorp	4,310	150,333
†Seacoast Banking Corp. of Florida	1,194	30,375
ServisFirst Bancshares	6,045	207,102
Sierra Bancorp	742	20,123
Signature Bank	2,588	312,734
Simmons First National Class A	12,660	294,472
South State	3,499	257,771
Southside Bancshares	5,011	162,256
Sterling Bancorp	21,051	447,965
Stock Yards Bancorp	2,112	76,349
SunTrust Banks	14,027	881,597
†SVB Financial Group	4,498	1,010,206
Synovus Financial	21,509	752,815
TCF Financial	24,639	512,245
†Texas Capital Bancshares	5,756	353,246
Tompkins Financial	1,879	153,326
Towne Bank	9,443	257,605
TriCo Bancshares	4,228	159,818
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†TriState Capital Holdings	3,540	$ 75,544
†Triumph Bancorp	6,346	184,351
Trustmark	10,322	343,206
UMB Financial	5,041	331,799
Umpqua Holdings	21,855	362,574
United Bankshares	11,140	413,183
United Community Banks	9,910	283,030
Univest Corp. of Pennsylvania	5,030	132,088
US Bancorp	58,777	3,079,915
Valley National Bancorp	29,056	313,224
Veritex Holdings	3,945	102,373
Washington Trust Bancorp	3,228	168,437
Webster Financial	9,266	442,637
Wells Fargo & Co.	166,950	7,900,074
WesBanco	4,468	172,241
Westamerica Bancorporation	2,893	178,238
†Western Alliance Bancorp	10,465	467,995
Wintrust Financial	5,764	421,694
Zions Bancorp	9,192	422,648
		83,959,036
Beverages–1.47%
†Boston Beer Class A	1,347	508,843
Brown-Forman Class A	1,046	57,530
Brown-Forman Class B	14,939	828,069
Coca-Cola	143,261	7,294,850
Coca-Cola Bottling Consolidated	1,354	405,185
Constellation Brands Class A	4,545	895,092
Keurig Dr Pepper	10,927	315,790
MGP Ingredients	1,497	99,266
Molson Coors Brewing Class B	8,298	464,688
†Monster Beverage	12,489	797,173
National Beverage	1,899	84,752
PepsiCo	60,571	7,942,675
†Primo Water	2,727	33,542
		19,727,455
Biotechnology–2.11%
AbbVie	48,379	3,518,121
†Achillion Pharmaceuticals	5,527	14,812
†Acorda Therapeutics	7,762	59,535
†Adverum Biotechnologies	10,775	128,115
†Agios Pharmaceuticals	1,832	91,380
†Alexion Pharmaceuticals	4,019	526,409
†Alkermes	3,336	75,193
†Alnylam Pharmaceuticals	2,227	161,591
Amgen	29,424	5,422,255
†AnaptysBio	2,400	135,408
†Anika Therapeutics	1,937	78,681
†Aptevo Therapeutics	2,879	2,552
†Arena Pharmaceuticals	5,470	320,706

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Array BioPharma	2,600	$ 120,458
†Atara Biotherapeutics	3,839	77,202
†Audentes Therapeutics	4,145	156,930
†Biogen	9,149	2,139,677
†BioMarin Pharmaceutical	3,163	270,911
†Bluebird Bio	1,745	221,964
†Celgene	33,922	3,135,750
†Concert Pharmaceuticals	4,505	54,060
†Deciphera Pharmaceuticals	4,014	90,516
†Eagle Pharmaceuticals	1,957	108,966
†Emergent BioSolutions	5,759	278,217
†Enanta Pharmaceuticals	2,114	178,379
†Exact Sciences	3,427	404,523
†Exelixis	16,882	360,768
†Five Prime Therapeutics	4,086	24,639
†G1 Therapeutics	4,800	147,168
Gilead Sciences	52,064	3,517,444
†Global Blood Therapeutics	5,962	313,601
†GlycoMimetics	1,315	15,675
†Incyte	2,275	193,284
†Insmed	3,988	102,093
†Intellia Therapeutics	2,940	48,128
†Ionis Pharmaceuticals	3,545	227,837
†Iovance Biotherapeutics	4,238	103,916
†Karyopharm Therapeutics	4,951	29,656
†Kura Oncology	3,841	75,629
†Ligand Pharmaceuticals Class B	1,549	176,818
†MacroGenics	6,645	112,766
†Madrigal Pharmaceuticals	765	80,180
†Momenta Pharmaceuticals	5,261	65,499
†Myriad Genetics	6,072	168,680
†Neurocrine Biosciences	2,841	239,866
†ObsEva S.A.	1,100	12,441
†OPKO Health	26,983	65,839
†PDL BioPharma	21,857	68,631
†Prothena	2,660	28,116
†Regeneron Pharmaceuticals	3,070	960,910
†REGENXBIO	4,574	234,966
†Repligen	4,213	362,107
†Retrophin	4,405	88,496
†Rhythm Pharmaceuticals	631	13,882
†Sage Therapeutics	900	164,781
†Sangamo Therapeutics	13,158	141,712
†Sarepta Therapeutics	2,381	361,793
†Seattle Genetics	3,269	226,247
†Spark Therapeutics	3,497	358,023
†Spectrum Pharmaceuticals	5,200	44,772
†Ultragenyx Pharmaceutical	1,249	79,312
†United Therapeutics	5,963	465,472
†Vanda Pharmaceuticals	5,302	74,705
†Vertex Pharmaceuticals	3,259	597,635
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Xencor	5,219	$ 213,614
		28,339,412
Building Products–0.69%
AAON	7,398	371,232
Advanced Drainage Systems	7,020	230,186
Allegion	4,973	549,765
†American Woodmark	2,433	205,880
AO Smith	8,977	423,355
Apogee Enterprises	3,439	149,390
†Armstrong Flooring	3,796	37,391
Armstrong World Industries	7,192	699,062
†Builders FirstSource	19,637	331,080
†Continental Building Products	6,258	166,275
†Cornerstone Building Brands	8,244	48,063
CSW Industrials	1,989	135,550
Fortune Brands Home & Security	8,581	490,233
†Gibraltar Industries	3,900	157,404
Griffon	7,849	132,805
Insteel Industries	1,756	36,560
†JELD-WEN Holding	13,799	292,953
Johnson Controls International	20,579	850,119
Lennox International	2,437	670,175
Masco	18,094	710,009
†Masonite International	5,280	278,150
Owens Corning	12,082	703,172
†Patrick Industries	4,000	196,760
†PGT Innovations	8,191	136,954
Quanex Building Products	4,360	82,360
†Resideo Technologies	6,014	131,827
Simpson Manufacturing	4,772	317,147
†Trex	6,623	474,869
Universal Forest Products	7,985	303,909
		9,312,635
Capital Markets–2.71%
Affiliated Managers Group	4,373	402,928
Ameriprise Financial	7,248	1,052,120
Ares Management	5,059	132,394
Artisan Partners Asset Management Class A	3,789	104,273
Bank of New York Mellon	34,671	1,530,725
BGC Partners Class A	30,856	161,377
BlackRock	3,395	1,593,273
†Blucora	5,281	160,384
BrightSphere Investment Group	6,371	72,693
Cboe Global Markets	6,135	635,770
Charles Schwab	30,396	1,221,615
CME Group	6,950	1,349,064
Cohen & Steers	4,673	240,379

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Diamond Hill Investment Group	786	$ 111,392
†Donnelley Financial Solutions	6,570	87,644
E*TRADE Financial	15,622	696,741
Eaton Vance	9,530	411,029
Evercore Class A	5,155	456,578
FactSet Research Systems	3,459	991,211
Federated Investors Class B	13,518	439,335
Franklin Resources	11,873	413,180
GAIN Capital Holdings	5,501	22,719
Goldman Sachs Group	11,513	2,355,560
Greenhill & Co.	3,574	48,571
Hamilton Lane Class A	2,290	130,667
Houlihan Lokey	2,921	130,072
Interactive Brokers Group Class A	11,049	598,856
Intercontinental Exchange	15,452	1,327,945
†INTL. FCStone	1,728	68,411
Invesco	22,723	464,913
Janus Henderson Group	11,212	239,937
Lazard Class A	6,961	239,389
Legg Mason	11,109	425,252
LPL Financial Holdings	16,584	1,352,757
MarketAxess Holdings	2,604	836,978
Moelis & Co. Class A	4,279	149,551
Moody's	6,784	1,324,983
Morgan Stanley	56,694	2,483,764
Morningstar	5,529	799,715
MSCI	6,463	1,543,300
Nasdaq	10,110	972,279
Northern Trust	7,396	665,640
Oppenheimer Holdings Class A	566	15,407
Piper Jaffray	2,718	201,866
PJT Partners Class A	2,208	89,468
Raymond James Financial	12,343	1,043,601
S&P Global	12,703	2,893,616
SEI Investments	9,432	529,135
State Street	8,438	473,034
Stifel Financial	7,513	443,718
T. Rowe Price Group	12,777	1,401,765
TD Ameritrade Holding	6,391	319,039
Virtu Financial Class A	755	16,444
Virtus Investment Partners	817	87,746
Waddell & Reed Financial Class A	15,478	258,018
Westwood Holdings Group	147	5,174
WisdomTree Investments	27,823	171,668
		36,395,063
Chemicals–2.30%
†AdvanSix	4,807	117,435
Air Products & Chemicals	5,258	1,190,253
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Albemarle	5,932	$ 417,672
American Vanguard	3,629	55,923
Ashland Global Holdings	4,435	354,667
†Axalta Coating Systems	16,444	489,538
Balchem	2,885	288,413
Cabot	7,734	368,989
Celanese Class A	9,212	993,054
CF Industries Holdings	13,840	646,466
Chase	1,120	120,557
Chemours	8,853	212,472
†Corteva	22,736	672,318
†Dow	22,736	1,121,112
DuPont de Nemours	22,736	1,706,791
Eastman Chemical	17,325	1,348,405
Ecolab	10,181	2,010,137
†Element Solutions	32,886	340,041
†Ferro	13,661	215,844
FMC	5,909	490,152
FutureFuel	4,566	53,377
†GCP Applied Technologies	5,509	124,724
Hawkins	819	35,553
HB Fuller	5,745	266,568
Huntsman	42,484	868,373
†Ingevity	4,179	439,505
Innophos Holdings	2,701	78,626
Innospec	4,258	388,500
International Flavors & Fragrances	4,658	675,829
†Intrepid Potash	6,128	20,590
†Koppers Holdings	1,784	52,378
†Kraton	6,560	203,819
Kronos Worldwide	11,671	178,800
Linde	15,855	3,183,684
†Livent	5,526	38,240
†LSB Industries	2,575	10,042
LyondellBasell Industries Class A	21,514	1,853,001
Minerals Technologies	4,368	233,732
Mosaic	14,214	355,776
NewMarket	1,327	532,047
Olin	18,769	411,229
†OMNOVA Solutions	2,534	15,787
PolyOne	12,817	402,326
PPG Industries	13,312	1,553,644
†PQ Group Holdings	2,891	45,822
Quaker Chemical	1,377	279,366
Rayonier Advanced Materials	10,113	65,633
RPM International	10,432	637,500
Scotts Miracle-Gro Class A	6,737	663,594
Sensient Technologies	4,926	361,962
Sherwin-Williams	4,201	1,925,276
Stepan	2,727	250,639
†Trecora Resources	1,810	17,322
Tredegar	3,092	51,389

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Trinseo	7,005	$ 296,592
†Tronox Holdings Class A	7,502	95,876
Valvoline	15,826	309,082
†Venator Materials	6,100	32,269
Westlake Chemical	3,913	271,797
WR Grace & Co.	5,509	419,290
		30,859,798
Commercial Services & Supplies–1.19%
ABM Industries	9,999	399,960
ACCO Brands	15,297	120,387
ADT	7,542	46,157
†Advanced Disposal Services	9,285	296,284
†ARC Document Solutions	6,046	12,334
Brady Class A	6,379	314,612
Brink's	6,531	530,187
†Casella Waste Systems Class A	2,209	87,543
†Cimpress	4,105	373,104
Cintas	6,197	1,470,486
†Clean Harbors	9,325	663,008
†Copart	18,070	1,350,552
Covanta Holding	20,488	366,940
Deluxe	9,390	381,797
Ennis	3,323	68,188
Healthcare Services Group	2,712	82,228
†Heritage-Crystal Clean	1,138	29,941
Herman Miller	8,070	360,729
HNI	6,100	215,818
†IAA	13,984	542,300
Interface Class A	8,682	133,095
KAR Auction Services	13,984	349,600
Kimball International Class B	4,901	85,424
Knoll	7,864	180,715
LSC Communications	4,245	15,579
Matthews International Class A	4,904	170,904
McGrath RentCorp	3,969	246,673
Mobile Mini	5,916	180,024
MSA Safety	1,744	183,800
Multi-Color	2,988	149,310
†PICO Holdings	2,699	31,362
Pitney Bowes	23,939	102,459
Quad/Graphics	5,244	41,480
Republic Services	16,118	1,396,464
Rollins	16,023	574,745
†SP Plus	3,002	95,854
Steelcase Class A	12,090	206,739
†Stericycle	7,107	339,359
†Team	2,683	41,104
Tetra Tech	7,691	604,128
U.S. Ecology	3,569	212,498
UniFirst	1,742	328,489
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Viad	2,959	$ 196,004
VSE	600	17,214
Waste Management	20,630	2,380,083
		15,975,661
Communications Equipment–1.12%
†Acacia Communications	5,992	282,583
ADTRAN	6,434	98,119
†Applied Optoelectronics	2,558	26,296
†Arista Networks	1,618	420,065
†CalAmp	2,806	32,774
†Calix	3,340	21,910
†Ciena	14,673	603,501
Cisco Systems	140,737	7,702,536
†CommScope Holding	14,905	234,456
Comtech Telecommunications	2,467	69,347
†EchoStar Class A	4,326	191,728
†F5 Networks	4,506	656,209
†Finisar	13,225	302,456
†Harmonic	15,891	88,195
†Infinera	28,262	82,242
InterDigital	4,732	304,741
Juniper Networks	22,261	592,811
†Lumentum Holdings	5,089	271,804
Motorola Solutions	5,314	886,003
†NETGEAR	5,991	151,512
†NetScout Systems	10,443	265,148
Plantronics	3,909	144,789
†Ribbon Communications	7,554	36,939
Ubiquiti Networks	6,196	814,774
†ViaSat	4,826	390,037
†Viavi Solutions	25,560	339,692
		15,010,667
Construction & Engineering–0.42%
†AECOM	15,765	596,705
†Aegion	4,365	80,316
†Ameresco Class A	500	7,365
Arcosa	4,724	177,764
Argan	2,865	116,204
Comfort Systems USA	5,275	268,972
†Construction Partners Class A	3,231	48,530
†Dycom Industries	5,163	303,946
EMCOR Group	8,124	715,724
Fluor	6,492	218,716
Granite Construction	5,660	272,699
†Great Lakes Dredge & Dock	10,783	119,044
Jacobs Engineering Group	6,624	558,999
†MasTec	10,781	555,545
†MYR Group	2,986	111,527
†NV5 Global	1,900	154,660
Primoris Services	10,014	209,593

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Quanta Services	15,156	$ 578,808
†Tutor Perini	7,043	97,687
Valmont Industries	2,153	273,022
†Willscot	14,729	221,524
		5,687,350
Construction Materials–0.17%
Eagle Materials	4,281	396,849
Martin Marietta Materials	3,480	800,783
†Summit Materials Class A	14,078	271,002
†U.S. Concrete	2,396	119,057
Vulcan Materials	5,108	701,379
		2,289,070
Consumer Finance–1.09%
Ally Financial	26,793	830,315
American Express	29,443	3,634,444
Capital One Financial	16,713	1,516,538
†Credit Acceptance	2,022	978,304
Discover Financial Services	25,340	1,966,131
†Encore Capital Group	5,079	172,026
†Enova International	5,850	134,842
†EZCORP Class A	6,690	63,354
FirstCash	6,979	698,040
†Green Dot Class A	5,819	284,549
†LendingClub	73,782	242,005
Navient	38,163	520,925
Nelnet Class A	4,320	255,830
OneMain Holdings	11,443	386,888
†PRA Group	6,942	195,348
Santander Consumer USA Holdings	29,973	718,153
SLM	54,985	534,454
Synchrony Financial	38,150	1,322,660
†World Acceptance	1,118	183,475
		14,638,281
Containers & Packaging–0.78%
†Amcor	57,359	659,055
AptarGroup	8,671	1,078,152
Avery Dennison	7,953	920,003
Ball	20,112	1,407,639
†Berry Global Group	11,557	607,783
†Crown Holdings	7,001	427,761
Graphic Packaging Holding	59,405	830,482
Greif Class A	4,106	133,650
Greif Class B	502	21,912
International Paper	20,094	870,472
Myers Industries	2,920	56,268
Owens-Illinois	23,503	405,897
Packaging Corp. of America	8,291	790,298
Sealed Air	10,093	431,779
Silgan Holdings	22,008	673,445
Sonoco Products	12,990	848,767
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
WestRock	10,483	$ 382,315
		10,545,678
Distributors–0.22%
Core-Mark Holding	5,228	207,656
Genuine Parts	11,206	1,160,717
†LKQ	21,855	581,562
Pool	4,978	950,798
		2,900,733
Diversified Consumer Services–0.46%
†Adtalem Global Education	6,422	289,311
†American Public Education	2,213	65,461
†Bright Horizons Family Solutions	6,159	929,208
†Career Education	7,863	149,947
Carriage Services	2,326	44,217
†Chegg	2,936	113,300
†frontdoor	5,297	230,684
Graham Holdings Class B	553	381,587
†Grand Canyon Education	6,766	791,757
H&R Block	19,342	566,721
†Houghton Mifflin Harcourt	18,319	105,517
†K12	6,889	209,495
†Laureate Education Class A	1,100	17,281
†Regis	4,006	66,500
Service Corp. International	17,588	822,767
†ServiceMaster Global Holdings	10,594	551,841
†Sotheby's	4,738	275,420
Strategic Education	2,304	410,112
†Weight Watchers International	6,119	116,873
		6,137,999
Diversified Financial Services–1.11%
†Berkshire Hathaway Class B	64,659	13,783,359
†Cannae Holdings	9,850	285,453
Jefferies Financial Group	16,565	318,545
†On Deck Capital	9,786	40,612
Voya Financial	8,511	470,658
		14,898,627
Diversified Telecommunication Services–1.85%
AT&T	297,062	9,954,548
ATN International	2,414	139,360
CenturyLink	72,776	855,846
†Cincinnati Bell	5,095	25,220
Cogent Communications Holdings	5,986	355,329
Consolidated Communications Holdings	10,085	49,719
†Frontier Communications	4,870	8,522
†GCI Liberty Class A	11,489	706,114

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†IDT Class B	3,397	$ 32,170
†Intelsat	8,847	172,074
†Iridium Communications	10,976	255,302
†ORBCOMM	9,336	67,686
†pdvWireless	2,400	112,800
Verizon Communications	200,160	11,435,141
†Vonage Holdings	17,773	201,368
†Zayo Group Holdings	16,100	529,851
		24,901,050
Electric Utilities–1.61%
ALLETE	5,394	448,835
Alliant Energy	10,808	530,457
American Electric Power	16,703	1,470,031
Avangrid	2,641	133,370
Duke Energy	22,164	1,955,751
Edison International	12,899	869,522
El Paso Electric	4,644	303,718
Entergy	5,703	587,010
Evergy	15,952	959,513
Eversource Energy	11,554	875,331
Exelon	35,590	1,706,185
FirstEnergy	22,090	945,673
Hawaiian Electric Industries	8,248	359,200
IDACORP	4,910	493,111
MGE Energy	3,422	250,080
NextEra Energy	15,451	3,165,292
OGE Energy	10,930	465,181
Otter Tail	4,368	230,674
†PG&E	18,216	417,511
Pinnacle West Capital	6,414	603,493
PNM Resources	8,628	439,251
Portland General Electric	9,526	516,023
PPL	26,960	836,030
Southern	32,677	1,806,384
Xcel Energy	21,310	1,267,732
		21,635,358
Electrical Equipment–0.70%
Acuity Brands	2,185	301,333
Allied Motion Technologies	1,708	64,733
AMETEK	12,878	1,169,838
†Atkore International Group	4,968	128,522
AZZ	3,479	160,104
†Babcock & Wilcox Enterprises	5,460	1,872
Eaton	14,735	1,227,131
Emerson Electric	25,378	1,693,220
Encore Wire	4,165	243,986
EnerSys	4,508	308,798
†Generac Holdings	10,296	714,645
GrafTech International	1,171	13,467
Hubbell	5,553	724,111
nVent Electric	8,024	198,915
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Powell Industries	1,827	$ 69,426
†Power Solutions International	813	7,927
Regal Beloit	4,821	393,924
Rockwell Automation	6,322	1,035,733
†Sensata Technologies Holding	10,345	506,905
†Sunrun	17,792	333,778
†Thermon Group Holdings	3,728	95,623
†TPI Composites	2,950	72,924
		9,466,915
Electronic Equipment, Instruments & Components–1.54%
Amphenol Class A	15,296	1,467,498
†Anixter International	4,994	298,192
†Arlo Technologies	6,220	24,942
†Arrow Electronics	8,159	581,492
Avnet	11,565	523,547
AVX	15,175	251,905
Badger Meter	2,792	166,654
Belden	4,758	283,434
Benchmark Electronics	4,152	104,298
CDW	12,569	1,395,159
Cognex	7,440	356,971
†Coherent	2,520	343,652
†Control4	2,136	50,730
Corning	35,814	1,190,099
CTS	4,313	118,952
Daktronics	5,746	35,453
Dolby Laboratories Class A	6,088	393,285
†ePlus	1,636	112,786
†Fabrinet	5,499	273,135
†FARO Technologies	3,076	161,736
†Fitbit Class A	29,379	129,268
†Flex	43,138	412,831
FLIR Systems	7,377	399,096
†II-VI	7,979	291,712
†Insight Enterprises	3,932	228,842
†IPG Photonics	3,304	509,642
†Itron	4,788	299,585
Jabil	33,466	1,057,526
KEMET	12,021	226,115
†Keysight Technologies	9,796	879,779
†Knowles	12,189	223,181
Littelfuse	2,042	361,250
Methode Electronics	4,593	131,222
MTS Systems	4,314	252,498
National Instruments	10,428	437,872
†Novanta	3,392	319,866
†OSI Systems	2,992	336,989
Park Electrochemical	2,423	40,440
PC Connection	3,183	111,341
†Plexus	3,674	214,451
†Rogers	2,571	443,703

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Sanmina	10,665	$ 322,936
†ScanSource	4,669	152,023
SYNNEX	6,774	666,562
TE Connectivity	14,877	1,424,919
†Tech Data	4,231	442,563
†Trimble	10,697	482,542
†TTM Technologies	12,750	130,050
Vishay Intertechnology	23,342	385,610
†Zebra Technologies Class A	5,875	1,230,754
		20,679,088
Energy Equipment & Services–0.53%
†Apergy	6,059	203,219
Archrock	16,319	172,981
Baker Hughes	13,757	338,835
†C&J Energy Services	9,807	115,526
†Cactus Class A	3,339	110,588
Core Laboratories	3,764	196,782
†Diamond Offshore Drilling	17,566	155,810
†Dril-Quip	5,598	268,704
Ensco Rowan Class A	25,626	218,590
†Era Group	2,010	16,763
†Exterran	5,755	81,836
†Forum Energy Technologies	11,621	39,744
†Frank's International	24,705	134,889
Halliburton	20,103	457,142
†Helix Energy Solutions Group	20,202	174,343
Helmerich & Payne	7,597	384,560
†Keane Group	19,267	129,474
†KLX Energy Services Holdings	2,584	52,791
Mammoth Energy Services	3,494	24,039
†Matrix Service	3,017	61,124
†McDermott International	22,374	216,133
Nabors Industries	42,263	122,563
National Oilwell Varco	9,316	207,095
†Newpark Resources	12,083	89,656
†Noble	26,081	48,771
†Oceaneering International	12,328	251,368
†Oil States International	6,670	122,061
Patterson-UTI Energy	16,123	185,576
†Pioneer Energy Services	7,354	1,860
†ProPetro Holding	10,570	218,799
†RigNet	1,617	16,299
RPC	14,752	106,362
Schlumberger	26,860	1,067,416
†SEACOR Holdings	2,936	139,489
†SEACOR Marine Holdings	2,951	44,147
†Select Energy Services Class A	17,227	200,006
†Superior Energy Services	16,774	21,806
TechnipFMC	11,307	293,304
†TETRA Technologies	6,536	10,654
†Tidewater	1,101	25,852
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Transocean	38,916	$ 249,452
U.S. Silica Holdings	11,361	145,307
		7,121,716
Entertainment–1.46%
Activision Blizzard	15,960	753,312
AMC Entertainment Holdings Class A	11,700	109,161
Cinemark Holdings	15,721	567,528
†Electronic Arts	8,451	855,748
†IMAX	7,496	151,419
†Liberty Media-Liberty Braves Class A	594	16,513
†Liberty Media-Liberty Braves Class C	1,227	34,319
†Liberty Media-Liberty Formula One Class A	1,485	53,252
†Liberty Media-Liberty Formula One Class C	13,689	512,105
Lions Gate Entertainment Class A	5,974	73,182
Lions Gate Entertainment Class B	12,124	140,760
†Live Nation Entertainment	15,171	1,005,079
†Madison Square Garden Class A	1,945	544,483
Marcus	3,838	126,500
†Netflix	6,481	2,380,601
†Reading International Class A	489	6,347
†Take-Two Interactive Software	3,820	433,685
Viacom Class A	300	10,230
Viacom Class B	26,734	798,545
Walt Disney	73,505	10,264,238
World Wrestling Entertainment Class A	3,541	255,696
†Zynga Class A	82,444	505,382
		19,598,085
Equity Real Estate Investment Trusts–0.01%
Alexander & Baldwin	5,194	119,981
		119,981
Food & Staples Retailing–1.34%
Andersons	4,370	119,039
†BJ's Wholesale Club Holdings	2,707	71,465
Casey's General Stores	3,835	598,222
†Chefs' Warehouse	2,580	90,481
Costco Wholesale	18,878	4,988,700
Ingles Markets Class A	2,345	73,000
Kroger	59,636	1,294,697
†Natural Grocers by Vitamin Cottage	3,652	36,703

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
†Performance Food Group	10,338	$ 413,830
PriceSmart	3,845	196,556
†Rite Aid	5,316	42,581
SpartanNash	5,888	68,713
†Sprouts Farmers Market	18,502	349,503
Sysco	28,505	2,015,874
†U.S. Foods Holding	16,963	606,597
†United Natural Foods	6,297	56,484
Village Super Market Class A	618	16,383
Walgreens Boots Alliance	30,562	1,670,824
Walmart	46,391	5,125,742
Weis Markets	3,330	121,245
		17,956,639
Food Products–1.36%
Alico	234	7,100
Archer-Daniels-Midland	18,353	748,802
B&G Foods Class A	9,162	190,570
Bunge	11,898	662,838
Calavo Growers	1,666	161,169
Cal-Maine Foods	5,325	222,159
Campbell Soup	13,392	536,617
Conagra Brands	24,666	654,142
†Darling Ingredients	17,849	355,017
Dean Foods	10,300	9,515
†Farmer Brothers	400	6,548
Flowers Foods	26,330	612,699
Fresh Del Monte Produce	6,313	170,135
General Mills	29,451	1,546,767
†Hain Celestial Group	9,937	217,620
Hershey	8,647	1,158,957
Hormel Foods	14,127	572,709
†Hostess Brands	17,011	245,639
Ingredion	8,589	708,507
J&J Snack Foods	1,777	286,008
JM Smucker	5,519	635,734
John B Sanfilippo & Son	748	59,608
Kellogg	12,773	684,250
Kraft Heinz	17,183	533,360
Lamb Weston Holdings	5,100	323,136
Lancaster Colony	3,385	503,011
†Landec	1,935	18,131
McCormick & Co Non-Voting Shares	6,613	1,025,081
Mondelez International Class A	29,450	1,587,355
†Pilgrim's Pride	10,200	258,978
†Post Holdings	10,059	1,045,834
Sanderson Farms	3,338	455,837
Seaboard	14	57,914
†Simply Good Foods	7,603	183,080
†TreeHouse Foods	7,423	401,584
Tyson Foods Class A	17,589	1,420,136
		18,266,547
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.32%
Atmos Energy	5,568	$ 587,758
Chesapeake Utilities	1,638	155,643
National Fuel Gas	8,672	457,448
New Jersey Resources	10,673	531,195
Northwest Natural Holding	3,733	259,443
ONE Gas	6,456	582,977
South Jersey Industries	7,029	237,088
Southwest Gas Holdings	4,816	431,610
Spire	5,436	456,189
UGI	11,119	593,866
		4,293,217
Health Care Equipment & Supplies–2.36%
Abbott Laboratories	31,461	2,645,870
†ABIOMED	1,827	475,915
†Align Technology	3,312	906,494
†AngioDynamics	5,678	111,800
Atrion	226	192,719
†Avanos Medical	7,052	307,538
Baxter International	12,140	994,266
Becton Dickinson & Co.	5,266	1,327,085
†Boston Scientific	19,203	825,345
Cantel Medical	4,304	347,075
CONMED	4,131	353,490
Cooper	1,674	563,954
†CryoLife	4,470	133,787
Danaher	12,593	1,799,791
Dentsply Sirona	9,397	548,409
†DexCom	1,908	285,895
†Edwards Lifesciences	6,989	1,291,148
†Globus Medical Class A	6,424	271,735
†Haemonetics	5,852	704,230
†Heska	496	42,244
Hill-Rom Holdings	5,864	613,492
†Hologic	23,305	1,119,106
†ICU Medical	1,303	328,239
†IDEXX Laboratories	4,918	1,354,073
†Inogen	1,392	92,930
†Insulet	1,200	143,256
†Integer Holdings	3,432	288,013
†Integra LifeSciences Holdings	6,337	353,921
†Intuitive Surgical	2,823	1,480,805
Invacare	4,463	23,163
†Lantheus Holdings	4,262	120,615
†LivaNova	3,945	283,882
†Masimo	6,795	1,011,232
Medtronic	27,945	2,721,563
Meridian Bioscience	6,320	75,082
†Merit Medical Systems	5,462	325,317
Mesa Laboratories	100	24,434
†Natus Medical	5,448	139,959
†Neogen	3,458	214,776
†NuVasive	4,122	241,302

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Nuvectra	1,144	$ 3,832
†OraSure Technologies	3,636	33,742
†Orthofix Medical	3,349	177,095
†Penumbra	719	115,040
†Quidel	3,344	198,366
ResMed	7,991	975,142
†RTI Surgical	7,962	33,838
†SeaSpine Holdings	1,244	16,483
†STERIS	3,834	570,806
Stryker	9,708	1,995,771
†Surmodics	1,196	51,631
Teleflex	1,582	523,879
†Varex Imaging	4,849	148,622
†Varian Medical Systems	5,277	718,358
West Pharmaceutical Services	3,226	403,734
†Wright Medical Group	5,622	167,648
Zimmer Biomet Holdings	4,101	482,852
		31,700,789
Health Care Providers & Services–2.65%
†Acadia Healthcare	9,522	332,794
†Addus HomeCare	1,963	147,127
†Amedisys	2,782	337,763
AmerisourceBergen	8,255	703,821
†AMN Healthcare Services	7,388	400,799
Anthem	9,169	2,587,583
†BioTelemetry	1,479	71,214
†Brookdale Senior Living	25,409	183,199
†Capital Senior Living	3,628	18,249
Cardinal Health	16,212	763,585
†Centene	15,140	793,942
Chemed	2,440	880,450
†Cigna	17,903	2,820,618
†Community Health Systems	21,088	56,305
†CorVel	4,063	353,522
†Covetrus	3,735	91,358
†Cross Country Healthcare	2,295	21,527
CVS Health	49,828	2,715,128
†DaVita	15,339	862,972
†Diplomat Pharmacy	12,617	76,838
Encompass Health	12,718	805,812
Ensign Group	7,140	406,409
†Enzo Biochem	4,600	15,502
†Hanger	4,881	93,471
HCA Healthcare	10,605	1,433,478
†HealthEquity	1,093	71,482
†Henry Schein	9,338	652,726
Humana	5,747	1,524,679
†Laboratory Corp of America Holdings	7,556	1,306,432
†LHC Group	3,706	443,163
†Magellan Health	4,141	307,386
McKesson	11,235	1,509,872
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†MEDNAX	8,411	$ 212,210
†Molina Healthcare	4,978	712,551
National HealthCare	2,324	188,593
Owens & Minor	8,370	26,784
Patterson	12,944	296,418
†PetIQ	1,604	52,868
†Premier Class A	5,449	213,110
†Providence Service	1,930	110,666
Quest Diagnostics	11,426	1,163,281
†Quorum Health	5,272	7,328
†Select Medical Holdings	20,300	322,161
†Surgery Partners	5,182	42,181
†Tenet Healthcare	15,569	321,656
†Tivity Health	7,287	119,798
†Triple-S Management Class B	3,127	74,579
U.S. Physical Therapy	1,600	196,112
UnitedHealth Group	28,971	7,069,214
Universal Health Services Class B	8,291	1,081,063
†WellCare Health Plans	2,162	616,321
		35,616,100
Health Care Technology–0.23%
†Allscripts Healthcare Solutions	29,962	348,458
Cerner	11,856	869,045
Computer Programs & Systems	971	26,984
†Evolent Health Class A	10,070	80,057
†HealthStream	2,606	67,391
†HMS Holdings	8,554	277,064
†Medidata Solutions	1,250	113,137
†NextGen Healthcare	11,562	230,084
†Omnicell	3,102	266,865
†Teladoc Health	1,027	68,203
†Veeva Systems Class A	4,571	741,005
		3,088,293
Hotels, Restaurants & Leisure–2.28%
Aramark	21,338	769,448
BBX Capital	2,645	12,987
†Biglari Holdings Class B	1	104
BJ's Restaurants	3,790	166,533
Bloomin' Brands	11,903	225,086
Boyd Gaming	3,668	98,816
Brinker International	6,684	263,015
†Caesars Entertainment	3,390	40,070
Carnival	13,164	612,784
†Carrols Restaurant Group	5,537	49,999
Cheesecake Factory	6,977	305,034
†Chipotle Mexican Grill	805	589,968
Choice Hotels International	7,826	680,940
Churchill Downs	3,693	424,954
†Chuy's Holdings	1,400	32,088

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store	3,884	$ 663,115
Darden Restaurants	5,562	677,062
Dave & Buster's Entertainment	4,590	185,757
†Del Frisco's Restaurant Group	2,666	21,221
†Denny's	10,416	213,841
Dine Brands Global	3,027	288,988
Domino's Pizza	2,459	684,291
Dunkin' Brands Group	8,637	688,023
†El Pollo Loco Holdings	3,990	42,533
†Eldorado Resorts	4,680	215,608
†Fiesta Restaurant Group	2,409	31,654
†Hilton Grand Vacations	6,174	196,457
Hilton Worldwide Holdings	10,382	1,014,737
Hyatt Hotels Class A	2,033	154,772
International Game Technology	10,873	141,023
Jack in the Box	4,071	331,339
Las Vegas Sands	20,747	1,225,940
Marriott International Class A	9,978	1,399,814
Marriott Vacations Worldwide	6,094	587,462
McDonald's	24,511	5,089,954
MGM Resorts International	16,524	472,091
†Norwegian Cruise Line Holdings	13,242	710,168
Papa John's International	4,299	192,251
†Penn National Gaming	6,600	127,116
†Planet Fitness Class A	8,820	638,921
†Playa Hotels & Resorts	2,978	22,960
†Red Robin Gourmet Burgers	2,551	77,984
Red Rock Resorts Class A	8,254	177,296
Royal Caribbean Cruises	6,124	742,290
Ruth's Hospitality Group	5,354	121,589
†Scientific Games Class A	7,878	156,142
†SeaWorld Entertainment	7,588	235,228
Six Flags Entertainment	7,468	371,010
Speedway Motorsports	5,420	100,541
Starbucks	45,161	3,785,847
Texas Roadhouse	9,489	509,275
Vail Resorts	2,220	495,460
Wendy's	33,904	663,840
Wingstop	3,463	328,119
Wyndham Destinations	8,697	381,798
Wyndham Hotels & Resorts	8,697	484,771
Wynn Resorts	2,238	277,490
Yum Brands	12,700	1,405,509
		30,603,113
Household Durables–0.90%
†Beazer Homes USA	1,618	15,549
†Cavco Industries	1,458	229,693
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Century Communities	7,213	$ 191,722
DR Horton	23,627	1,019,033
Ethan Allen Interiors	3,617	76,174
Flexsteel Industries	262	4,470
Garmin	10,598	845,720
†GoPro Class A	2,300	12,558
†Green Brick Partners	1,200	9,972
Hamilton Beach Brands Holding Class A	400	7,620
†Helen of Troy	2,994	390,986
Hooker Furniture	1,803	37,178
†Installed Building Products	2,299	136,147
†iRobot	1,300	119,132
KB Home	11,824	304,232
La-Z-Boy	7,762	237,983
Leggett & Platt	12,560	481,927
Lennar Class A	12,717	616,266
Lennar Class B	513	19,756
†LGI Homes	2,369	169,218
†Libbey	2,727	5,072
†M/I Homes	4,399	125,547
MDC Holdings	9,936	325,702
†Meritage Homes	6,285	322,672
†Mohawk Industries	3,627	534,874
Newell Brands	10,479	161,586
†NVR	399	1,344,730
PulteGroup	27,725	876,664
†Skyline Champion	8,581	234,948
†Taylor Morrison Home Class A	12,603	264,159
†Tempur Sealy International	7,403	543,158
Toll Brothers	11,620	425,524
†TopBuild	6,278	519,567
†TRI Pointe Group	24,489	293,133
Tupperware Brands	6,114	116,349
†Universal Electronics	1,276	52,342
Whirlpool	6,814	970,041
†William Lyon Homes Class A	2,599	47,380
†ZAGG	1,799	12,521
		12,101,305
Household Products–1.20%
†Central Garden & Pet Class A	5,487	135,200
Church & Dwight	13,332	974,036
Clorox	8,441	1,292,402
Colgate-Palmolive	31,424	2,252,158
Energizer Holdings	6,574	254,020
Kimberly-Clark	14,519	1,935,092
Procter & Gamble	78,688	8,628,139
Spectrum Brands Holdings	6,942	373,271
WD-40	1,305	207,547
		16,051,865

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.22%
AES	39,067	$ 654,763
Atlantica Yield	13,420	304,231
Clearway Energy Class A	4,200	67,956
Clearway Energy Class C	7,003	118,070
NRG Energy	21,456	753,535
Ormat Technologies	5,007	317,394
Pattern Energy Group Class A	12,656	292,227
Vistra Energy	21,364	483,681
		2,991,857
Industrial Conglomerates–0.96%
3M	27,842	4,826,132
Carlisle	5,516	774,502
General Electric	177,049	1,859,014
Honeywell International	25,365	4,428,475
Raven Industries	2,462	88,337
Roper Technologies	2,662	974,984
		12,951,444
Insurance–3.14%
Aflac	31,509	1,727,008
†Alleghany	671	457,025
Allstate	14,910	1,516,198
†Ambac Financial Group	5,809	97,882
American Equity Investment Life Holding	7,892	214,347
American Financial Group	3,774	386,722
American International Group	26,967	1,436,802
American National Insurance	2,184	254,370
AMERISAFE	3,206	204,447
Aon	10,160	1,960,677
†Arch Capital Group	18,234	676,117
Argo Group International Holdings	4,555	337,298
Arthur J. Gallagher & Co.	13,473	1,180,100
Assurant	5,375	571,792
Assured Guaranty	11,085	466,457
†Athene Holding Class A	5,851	251,944
Axis Capital Holdings	7,323	436,817
†Brighthouse Financial	8,990	329,843
Brown & Brown	22,174	742,829
Chubb	14,026	2,065,890
Cincinnati Financial	7,786	807,175
CNA Financial	2,638	124,171
†eHealth	3,420	294,462
Employers Holdings	4,584	193,766
†Enstar Group	1,331	231,967
Erie Indemnity Class A	3,064	779,114
Everest Re Group	1,823	450,609
FBL Financial Group Class A	3,474	221,641
FedNat Holding	2,034	29,025
Fidelity National Financial	10,970	442,091
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
First American Financial	13,738	$ 737,731
†Genworth Financial Class A	43,794	162,476
†Greenlight Capital Re Class A	4,459	37,857
Hanover Insurance Group	4,661	598,006
Hartford Financial Services Group	18,084	1,007,640
HCI Group	2,595	105,020
Heritage Insurance Holdings	3,747	57,741
Horace Mann Educators	5,165	208,098
Independence Holding	300	11,616
James River Group Holdings	5,386	252,603
Kemper	8,606	742,612
Loews	14,354	784,733
Maiden Holdings	12,125	7,760
†Markel	627	683,179
Marsh & McLennan	25,038	2,497,540
Mercury General	6,071	379,437
MetLife	21,288	1,057,375
National General Holdings	10,842	248,715
National Western Life Group Class A	415	106,655
†NI Holdings	900	15,849
Old Republic International	27,874	623,820
Primerica	7,888	946,166
Principal Financial Group	24,023	1,391,412
ProAssurance	8,511	307,332
Progressive	16,390	1,310,053
Prudential Financial	11,886	1,200,486
Reinsurance Group of America	3,077	480,104
RenaissanceRe Holdings	3,891	692,637
RLI	3,097	265,444
Safety Insurance Group	2,774	263,891
Selective Insurance Group	7,063	528,948
State Auto Financial	6,451	225,785
Stewart Information Services	3,350	135,642
†Third Point Reinsurance	13,203	136,255
Torchmark	4,659	416,794
Travelers	14,693	2,196,897
United Fire Group	3,480	168,641
United Insurance Holdings	4,888	69,703
Universal Insurance Holdings	7,335	204,646
Unum Group	9,122	306,043
White Mountains Insurance Group	507	517,880
Willis Towers Watson	2,711	519,265
WR Berkley	10,936	721,010
		42,220,083
Interactive Media & Services–2.42%
†Alphabet Class A	7,226	7,824,313
†Alphabet Class C	7,524	8,132,767
†ANGI Homeservices Class A	2,100	27,321

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Cargurus	2,819	$ 101,794
†Cars.com	8,684	171,248
†DHI Group	5,517	19,696
†Facebook Class A	67,836	13,092,348
†InterActiveCorp	3,063	666,294
†Liberty TripAdvisor Holdings Class A	10,113	125,401
Match Group	7,041	473,648
†QuinStreet	3,909	61,958
†Snap Class A	4,200	60,060
†TripAdvisor	8,010	370,783
†TrueCar	10,819	59,072
†Twitter	17,055	595,219
†Yelp	6,349	217,009
†Zedge Class B	1,132	1,868
†Zillow Group Class A	4,254	194,663
†Zillow Group Class C	5,985	277,644
		32,473,106
Internet & Direct Marketing Retail–3.06%
†1-800-Flowers.com Class A	5,253	99,177
†Amazon.com	17,421	32,988,928
†Booking Holdings	1,902	3,565,698
eBay	39,388	1,555,826
†Etsy	3,097	190,063
Expedia Group	3,649	485,426
†Groupon	36,475	130,581
†GrubHub	5,087	396,735
†Lands' End	2,926	35,756
†Liberty Expedia Holdings Class A	5,844	279,285
†Liquidity Services	356	2,168
PetMed Express	1,000	15,670
†Quotient Technology	10,979	117,914
†Qurate Retail	23,614	292,577
†Shutterfly	4,144	209,479
Shutterstock	1,235	48,400
†Stamps.com	1,566	70,893
†Wayfair Class A	4,101	598,746
		41,083,322
IT Services–5.04%
Accenture Class A	27,324	5,048,655
†Akamai Technologies	9,655	773,752
Alliance Data Systems	4,827	676,407
Amdocs	10,852	673,801
Automatic Data Processing	20,770	3,433,904
†Black Knight	7,495	450,824
Booz Allen Hamilton Holding	17,715	1,172,910
Broadridge Financial Solutions	9,459	1,207,725
†CACI International Class A	3,716	760,256
†Carbonite	4,619	120,279
†Cardtronics Class A	8,238	225,062
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Cass Information Systems	1,874	$ 90,852
Cognizant Technology Solutions Class A	14,788	937,411
†Conduent	18,114	173,713
†CoreLogic	11,629	486,441
CSG Systems International	5,410	264,170
DXC Technology	9,001	496,405
†Endurance International Group Holdings	7,841	37,637
†EPAM Systems	2,057	356,067
†Euronet Worldwide	5,965	1,003,552
EVERTEC	11,471	375,102
†ExlService Holdings	3,626	239,787
Fidelity National Information Services	10,239	1,256,120
†First Data Class A	7,401	200,345
†Fiserv	23,050	2,101,238
†FleetCor Technologies	4,616	1,296,404
†Gartner	1,117	179,770
Genpact	15,431	587,767
Global Payments	6,238	998,891
†GoDaddy Class A	1,881	131,952
†GTT Communications	5,749	101,182
Hackett Group	2,613	43,872
†Internap	1,580	4,756
International Business Machines	43,938	6,059,050
Jack Henry & Associates	5,618	752,363
KBR	15,549	387,792
Leidos Holdings	7,833	625,465
†Limelight Networks	5,104	13,781
†LiveRamp Holdings	9,820	476,074
ManTech International Class A	3,157	207,888
Mastercard Class A	39,210	10,372,221
MAXIMUS	8,374	607,450
†MoneyGram International	1,616	3,992
NIC	6,405	102,736
†Okta	2,451	302,723
Paychex	18,217	1,499,077
†PayPal Holdings	19,280	2,206,789
†Perficient	3,999	137,246
Perspecta	5,440	127,350
Presidio	8,762	119,777
Sabre	24,774	549,983
Science Applications International	6,116	529,401
†Square Class A	4,058	294,327
†Sykes Enterprises	6,187	169,895
Total System Services	12,198	1,564,637
TTEC Holdings	5,612	261,463
†Twilio Class A	2,382	324,786
†Unisys	5,740	55,793
†VeriSign	5,960	1,246,594

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Virtusa	3,607	$ 160,259
Visa Class A	59,873	10,390,959
Western Union	30,455	605,750
†WEX	4,036	839,892
†Worldpay Class A	6,755	827,825
		67,730,347
Leisure Products–0.23%
Acushnet Holdings	10,189	267,563
†American Outdoor Brands	8,067	72,684
Brunswick	11,643	534,297
Callaway Golf	15,653	268,605
Hasbro	9,226	975,004
Johnson Outdoors Class A	842	62,788
†Malibu Boats Class A	3,566	138,539
†Mattel	13,824	154,967
†Nautilus	4,229	9,346
Polaris Industries	5,726	522,383
†Vista Outdoor	7,301	64,833
		3,071,009
Life Sciences Tools & Services–1.01%
Agilent Technologies	7,921	591,461
†Bio-Rad Laboratories Class A	1,816	567,663
Bio-Techne	3,020	629,640
Bruker	15,441	771,278
†Cambrex	5,069	237,280
†Charles River Laboratories International	7,518	1,066,804
†Illumina	3,335	1,227,780
†IQVIA Holdings	5,727	921,474
Luminex	4,176	86,193
†Medpace Holdings	3,967	259,521
†Mettler-Toledo International	2,175	1,827,000
PerkinElmer	5,921	570,429
†PRA Health Sciences	4,979	493,668
†Syneos Health	7,453	380,774
Thermo Fisher Scientific	10,126	2,973,804
†Waters	4,541	977,405
		13,582,174
Machinery–3.07%
Actuant Class A	7,069	175,382
AGCO	11,162	865,836
Alamo Group	1,868	186,669
Albany International Class A	2,740	227,173
Allison Transmission Holdings	19,350	896,873
Altra Industrial Motion	5,435	195,008
Astec Industries	3,444	112,137
Barnes Group	7,276	409,930
Briggs & Stratton	6,831	69,949
Caterpillar	25,731	3,506,878
†Chart Industries	3,942	303,061
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†CIRCOR International	2,161	$ 99,406
†Colfax	13,541	379,554
Columbus McKinnon	3,989	167,418
Crane	5,256	438,561
Cummins	10,111	1,732,419
Deere & Co.	14,937	2,475,210
Donaldson	14,837	754,610
Douglas Dynamics	3,817	151,878
Dover	13,519	1,354,604
EnPro Industries	3,111	198,606
ESCO Technologies	2,378	196,470
Federal Signal	9,771	261,374
Flowserve	11,478	604,776
Fortive	7,810	636,671
Franklin Electric	6,304	299,440
†Gardner Denver Holdings	6,192	214,243
Gorman-Rupp	3,528	115,824
Graco	15,750	790,335
Greenbrier	6,320	192,128
†Harsco	14,587	400,267
Helios Technologies	4,904	227,595
Hillenbrand	9,705	384,027
Hyster-Yale Materials Handling	2,265	125,164
IDEX	4,443	764,818
Illinois Tool Works	16,909	2,550,046
Ingersoll-Rand	10,399	1,317,241
ITT	10,472	685,707
John Bean Technologies	3,731	451,936
Kadant	1,257	114,148
Kennametal	9,700	358,803
†LB Foster Class A	1,339	36,608
Lincoln Electric Holdings	6,053	498,283
Lindsay	1,158	95,199
†Lydall	4,164	84,113
†Manitowoc	5,279	93,966
†Meritor	14,282	346,339
†Middleby	3,797	515,253
†Milacron Holdings	9,815	135,447
Mueller Industries	7,847	229,682
Mueller Water Products Class A	19,692	193,375
†Navistar International	9,723	334,957
NN	2,981	29,095
Nordson	4,662	658,787
Oshkosh	9,083	758,340
PACCAR	21,543	1,543,771
Parker-Hannifin	6,409	1,089,594
Park-Ohio Holdings	1,206	39,304
Pentair	8,996	334,651
†Proto Labs	1,861	215,913
†RBC Bearings	2,276	379,660
REV Group	7,071	101,893
†Rexnord	13,942	421,327

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Snap-on	4,695	$ 777,680
Spartan Motors	3,500	38,360
†SPX	6,138	202,677
†SPX FLOW	6,438	269,495
Standex International	1,405	102,762
Stanley Black & Decker	5,161	746,332
Tennant	2,245	137,394
Terex	9,992	313,749
Timken	8,361	429,254
Titan International	4,215	20,611
Toro	10,402	695,894
†TriMas	5,477	169,623
Trinity Industries	14,172	294,069
Wabash National	13,252	215,610
†WABCO Holdings	4,566	605,452
Wabtec	7,020	503,755
Watts Water Technologies Class A	2,752	256,431
†Welbilt	20,316	339,277
Woodward	6,253	707,590
Xylem	10,270	858,983
		41,212,730
Marine–0.06%
Costamare	10,400	53,352
†Genco Shipping & Trading	1,685	14,222
†Kirby	5,754	454,566
Matson	7,118	276,534
Scorpio Bulkers	16,053	73,844
		872,518
Media–1.84%
†Altice USA Class A	9,712	236,487
†AMC Networks Class A	4,165	226,951
Cable One	819	959,041
CBS Class B	19,875	991,763
†Charter Communications Class A	7,774	3,072,129
†Clear Channel Outdoor Holdings	2,039	9,624
Comcast Class A	198,465	8,391,100
†comScore	6,307	32,544
†Discovery Class A	16,083	493,748
†Discovery Class C	18,277	519,981
†DISH Network Class A	12,793	491,379
Emerald Expositions Events	7,655	85,353
Entercom Communications Class A	18,467	107,109
Entravision Communications Class A	11,605	36,208
EW Scripps Class A	6,953	106,311
†Fox Class A	17,665	647,246
†Fox Class B	5,860	214,066
Gannett	23,631	192,829
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Gray Television	12,929	$ 211,906
Interpublic Group	34,910	788,617
John Wiley & Sons Class A	8,331	382,060
†Liberty Broadband Class A	1,624	167,012
†Liberty Broadband Class C	5,861	610,833
†Liberty Latin America Class C	2,436	41,875
†Liberty Media-Liberty SiriusXM Class A	5,940	224,591
†Liberty Media-Liberty SiriusXM Class C	12,277	466,280
Meredith	4,281	235,712
†MSG Networks Class A	7,386	153,186
National CineMedia	6,797	44,588
New Media Investment Group	7,846	74,066
New York Times Class A	15,478	504,892
News Class A	30,416	410,312
News Class B	8,371	116,859
Nexstar Media Group Class A	5,697	575,397
Omnicom Group	14,332	1,174,507
Scholastic	4,716	156,760
Sinclair Broadcast Group Class A	9,958	534,048
Sirius XM Holdings	68,041	379,669
TEGNA	26,053	394,703
Tribune Media Class A	5,496	254,025
†Tribune Publishing	2,738	21,822
		24,737,589
Metals & Mining–0.68%
†AK Steel Holding	26,497	62,798
†Alcoa	18,767	439,335
†Allegheny Technologies	11,771	296,629
Carpenter Technology	7,558	362,633
†Century Aluminum	19,579	135,291
Cleveland-Cliffs	18,689	199,412
†Coeur Mining	44,499	193,126
Commercial Metals	17,961	320,604
Compass Minerals International	6,373	350,196
Ferroglobe	12,975	22,057
Freeport-McMoRan	96,351	1,118,635
Global Brass & Copper Holdings	3,564	155,854
Haynes International	1,268	40,335
Hecla Mining	58,317	104,971
Kaiser Aluminum	1,961	191,413
Materion	3,100	210,211
Newmont Mining	16,963	652,567
Nucor	20,697	1,140,405
Reliance Steel & Aluminum	6,581	622,694
Royal Gold	5,496	563,285
†Ryerson Holding	607	5,056

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Schnitzer Steel Industries Class A	2,756	$ 72,124
Southern Copper	3,216	124,942
Steel Dynamics	21,496	649,179
†SunCoke Energy	15,427	136,992
†TimkenSteel	6,778	55,105
United States Steel	19,736	302,158
Warrior Met Coal	8,374	218,729
Worthington Industries	8,534	343,579
		9,090,315
Multiline Retail–0.67%
Big Lots	8,831	252,655
Dillard's Class A	4,526	281,879
Dollar General	13,319	1,800,196
†Dollar Tree	12,823	1,377,062
†JC Penney	41,484	47,292
Kohl's	24,135	1,147,619
Macy's	41,432	889,131
Nordstrom	14,481	461,365
†Ollie's Bargain Outlet Holdings	3,936	342,865
Target	27,584	2,389,050
		8,989,114
Multi-Utilities–0.87%
Ameren	14,689	1,103,291
Avista	8,017	357,558
Black Hills	4,628	361,771
CenterPoint Energy	22,804	652,878
CMS Energy	16,911	979,316
Consolidated Edison	10,269	900,386
Dominion Energy	28,952	2,238,569
DTE Energy	6,090	778,789
MDU Resources Group	18,965	489,297
NiSource	16,856	485,453
NorthWestern	5,837	421,139
Public Service Enterprise Group	16,849	991,058
Sempra Energy	6,916	950,535
Unitil	1,492	89,356
WEC Energy Group	11,137	928,492
		11,727,888
Oil, Gas & Consumable Fuels–3.82%
Anadarko Petroleum	11,224	791,965
†Antero Resources	21,428	118,497
Apache	24,746	716,892
Arch Coal Class A	2,884	271,702
†Bonanza Creek Energy	1,747	36,477
Cabot Oil & Gas	16,825	386,302
†Callon Petroleum	35,199	231,961
†Carrizo Oil & Gas	10,989	110,110
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Centennial Resource Development Class A	22,272	$ 169,044
†Cheniere Energy	15,082	1,032,363
†Chesapeake Energy	118,818	231,695
Chevron	65,161	8,108,635
Cimarex Energy	6,236	369,982
†Clean Energy Fuels	25,088	66,985
†CNX Resources	25,034	182,999
Concho Resources	9,895	1,020,966
ConocoPhillips	42,013	2,562,793
†CONSOL Energy	4,705	125,200
†Continental Resources	6,219	261,758
†Contura Energy	893	46,347
CVR Energy	8,133	406,569
Delek US Holdings	14,079	570,481
†Denbury Resources	86,541	107,311
Devon Energy	18,010	513,645
DHT Holdings	14,019	82,852
Diamondback Energy	8,007	872,523
†Dorian LPG	650	5,863
EnLink Midstream	16,124	162,691
EOG Resources	19,888	1,852,766
EQT	13,104	207,174
†Equitrans Midstream	7,528	148,377
†Extraction Oil & Gas	10,861	47,028
Exxon Mobil	134,736	10,324,820
GasLog	10,365	149,256
Green Plains	4,898	52,800
†Gulfport Energy	21,110	103,650
†Halcon Resources	8,065	1,426
Hess	11,154	709,060
†HighPoint Resources	18,721	34,072
HollyFrontier	16,197	749,597
†International Seaways	3,390	64,410
†Jagged Peak Energy	4,521	37,389
Kinder Morgan	60,700	1,267,416
Kosmos Energy	44,165	276,915
†Laredo Petroleum	29,564	85,736
Marathon Oil	43,550	618,846
Marathon Petroleum	30,801	1,721,160
†Matador Resources	13,122	260,865
Murphy Oil	18,269	450,331
NACCO Industries Class A	200	10,388
Noble Energy	20,258	453,779
†Northern Oil and Gas	42,710	82,430
†Oasis Petroleum	35,805	203,372
Occidental Petroleum	25,971	1,305,822
ONEOK	10,917	751,199
Panhandle Oil and Gas Class A	1,806	23,550
†Par Pacific Holdings	9,387	192,621
†Parsley Energy Class A	14,853	282,356
PBF Energy Class A	14,133	442,363
†PDC Energy	7,821	282,025

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy	15,632	$ 376,731
†Penn Virginia	1,279	39,240
Phillips 66	10,030	938,206
Pioneer Natural Resources	6,800	1,046,248
†QEP Resources	26,620	192,463
Range Resources	18,226	127,217
†Renewable Energy Group	5,557	88,134
†REX American Resources	1,042	75,962
†Ring Energy	3,975	12,919
Scorpio Tankers	6,760	199,555
SemGroup Class A	14,800	177,600
Ship Finance International	19,649	245,809
SM Energy	18,345	229,679
†Southwestern Energy	52,528	165,988
†SRC Energy	36,701	182,037
†Talos Energy	7,201	173,184
Targa Resources	14,043	551,328
Teekay	13,659	46,987
†Ultra Petroleum	9,976	1,796
†Unit	7,473	66,435
Valero Energy	20,530	1,757,573
†W&T Offshore	13,431	66,618
†Whiting Petroleum	14,346	267,983
Williams	24,910	698,476
World Fuel Services	12,152	436,986
†WPX Energy	32,521	374,317
		51,297,078
Paper & Forest Products–0.13%
Boise Cascade	5,938	166,917
†Clearwater Paper	2,473	45,726
Domtar	8,467	377,036
Louisiana-Pacific	18,790	492,674
Mercer International	10,372	160,455
Neenah	2,359	159,350
PH Glatfelter	4,944	83,455
Resolute Forest Products	7,351	52,927
Schweitzer-Mauduit International	4,384	145,461
†Verso Class A	4,244	80,848
		1,764,849
Personal Products–0.32%
†Avon Products	40,949	158,882
Coty Class A	18,550	248,570
†Edgewell Personal Care	5,853	157,738
†elf Beauty	3,904	55,046
Estee Lauder Class A	10,818	1,980,884
†Herbalife Nutrition	9,618	411,266
Inter Parfums	3,508	233,247
Medifast	1,745	223,884
Natural Health Trends	1,722	13,862
Nu Skin Enterprises Class A	9,513	469,181
†Revlon Class A	4,768	92,166
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
†USANA Health Sciences	2,793	$ 221,848
		4,266,574
Pharmaceuticals–3.24%
†Akorn	9,574	49,306
Allergan	10,435	1,747,132
†Amphastar Pharmaceuticals	7,904	166,853
†ANI Pharmaceuticals	738	60,664
†Assertio Therapeutics	3,876	13,372
Bristol-Myers Squibb	33,192	1,505,257
†Catalent	17,323	939,080
†Corcept Therapeutics	8,642	96,358
†Cymabay Therapeutics	5,176	37,060
†Elanco Animal Health	18,657	630,607
Eli Lilly & Co.	26,273	2,910,786
†Endo International	19,354	79,738
†Horizon Therapeutics	15,728	378,416
†Innoviva	12,944	188,465
†Intra-Cellular Therapies	5,388	69,936
†Jazz Pharmaceuticals	3,133	446,641
Johnson & Johnson	102,968	14,341,383
†Lannett	7,113	43,105
†Mallinckrodt	12,633	115,971
Merck & Co.	82,289	6,899,933
†Mylan	14,969	285,010
†Nektar Therapeutics	2,463	87,634
†Otonomy	619	1,702
Perrigo	5,367	255,577
Pfizer	193,779	8,394,506
Phibro Animal Health Class A	1,442	45,812
†Prestige Consumer Healthcare	6,536	207,061
†Supernus Pharmaceuticals	3,800	125,742
Taro Pharmaceutical Industries	3,413	291,538
Zoetis	25,011	2,838,498
†Zogenix	4,371	208,846
		43,461,989
Professional Services–0.71%
†ASGN	6,674	404,444
Barrett Business Services	300	24,780
†CBIZ	10,674	209,104
†CoStar Group	768	425,518
Equifax	7,445	1,006,862
Exponent	5,116	299,491
Forrester Research	2,034	95,659
†Franklin Covey	993	33,762
†FTI Consulting	6,170	517,293
†GP Strategies	1,772	26,722
Heidrick & Struggles International	2,100	62,937
†Huron Consulting Group	2,990	150,636

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
ICF International	2,478	$ 180,398
†InnerWorkings	2,041	7,797
Insperity	5,611	685,327
Kelly Services Class A	7,992	209,310
Kforce	4,767	167,274
Korn/Ferry International	6,340	254,044
ManpowerGroup	9,027	872,008
†Mistras Group	3,448	49,548
Navigant Consulting	9,322	216,177
Nielsen Holdings	18,787	424,586
Resources Connection	4,071	65,177
Robert Half International	9,812	559,382
TransUnion	1,042	76,597
†TriNet Group	8,091	548,570
†TrueBlue	5,561	122,676
Verisk Analytics Class A	12,218	1,789,448
†WageWorks	2,359	119,814
		9,605,341
Real Estate Management & Development–0.29%
†Altisource Portfolio Solutions S.A.	2,089	41,070
†CBRE Group Class A	23,540	1,207,602
†Forestar Group	476	9,306
†FRP Holdings	631	35,191
HFF Class A	5,680	258,326
†Howard Hughes	4,225	523,224
Jones Lang LaSalle	3,795	533,919
Kennedy-Wilson Holdings	16,113	331,444
†Marcus & Millichap	6,542	201,821
Newmark Group Class A	20,238	181,737
†Rafael Holdings Class B	1,698	48,817
RE/MAX Holdings Class A	3,948	121,440
Realogy Holdings	18,390	133,144
RMR Group Class A	862	40,497
†St Joe	10,227	176,723
†Tejon Ranch	2,365	39,235
		3,883,496
Road & Rail–1.37%
AMERCO	1,614	610,980
ArcBest	3,735	104,991
†Avis Budget Group	12,271	431,448
†Covenant Transportation Group Class A	3,400	50,014
CSX	36,467	2,821,452
†Genesee & Wyoming Class A	5,867	586,700
Heartland Express	13,599	245,734
†Hertz Global Holdings	16,018	255,647
JB Hunt Transport Services	8,140	744,077
Kansas City Southern	9,338	1,137,555
Knight-Swift Transportation Holdings	8,907	292,506
Landstar System	5,452	588,762
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
Marten Transport	7,936	$ 144,038
Norfolk Southern	13,859	2,762,514
Old Dominion Freight Line	7,334	1,094,673
Ryder System	9,718	566,559
†Saia	3,643	235,593
Schneider National Class B	12,607	229,952
Union Pacific	29,865	5,050,470
Universal Logistics Holdings	2,500	56,175
†USA Truck	1,448	14,639
Werner Enterprises	12,297	382,191
†YRC Worldwide	1,455	5,864
		18,412,534
Semiconductors & Semiconductor Equipment–3.74%
†Advanced Energy Industries	5,778	325,128
†Advanced Micro Devices	18,799	570,926
†Alpha & Omega Semiconductor	1,200	11,208
†Ambarella	3,562	157,191
†Amkor Technology	37,829	282,204
Analog Devices	5,594	631,395
Applied Materials	33,111	1,487,015
†Axcelis Technologies	6,725	101,211
Broadcom	8,430	2,426,660
Brooks Automation	9,566	370,683
Cabot Microelectronics	3,008	331,121
†CEVA	2,353	57,296
†Cirrus Logic	8,845	386,527
Cohu	4,934	76,132
†Cree	10,967	616,126
Cypress Semiconductor	32,772	728,849
†Diodes	7,611	276,812
†DSP Group	4,368	62,724
Entegris	15,222	568,085
†First Solar	9,258	608,065
†FormFactor	7,433	116,475
†Ichor Holdings	2,461	58,178
†Inphi	2,993	149,949
Intel	253,296	12,125,280
KLA-Tencor	12,919	1,527,026
Kulicke & Soffa Industries	6,090	137,330
Lam Research	6,878	1,291,964
†Lattice Semiconductor	17,582	256,521
†MACOM Technology Solutions Holdings	10,195	154,250
Marvell Technology Group	28,234	673,946
Maxim Integrated Products	11,953	715,028
†MaxLinear Class A	6,970	163,377
Microchip Technology	10,103	875,930
†Micron Technology	71,704	2,767,057
MKS Instruments	6,800	529,652
Monolithic Power Systems	1,222	165,923
†Nanometrics	2,667	92,572
†NeoPhotonics	2,126	8,887

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NVE	50	$ 3,482
NVIDIA	21,271	3,493,336
†ON Semiconductor	41,688	842,514
†PDF Solutions	3,040	39,885
†Photronics	5,636	46,215
Power Integrations	3,814	305,807
†Qorvo	6,407	426,770
QUALCOMM	28,785	2,189,675
†Rambus	17,462	210,242
†Rudolph Technologies	4,102	113,338
†Semtech	6,166	296,276
†Sigma Designs	1,968	305
†Silicon Laboratories	1,698	175,573
Skyworks Solutions	11,238	868,360
†SMART Global Holdings	4,360	100,236
†SolarEdge Technologies	6,024	376,259
†Synaptics	7,015	204,417
Teradyne	15,372	736,473
Texas Instruments	43,548	4,997,569
†Ultra Clean Holdings	2,793	38,879
Universal Display	2,731	513,592
†Veeco Instruments	6,193	75,678
Versum Materials	8,954	461,847
Xilinx	14,519	1,712,081
Xperi	7,199	148,227
		50,261,739
Software–4.97%
†ACI Worldwide	11,385	390,961
†Adobe Systems	9,671	2,849,560
†Alarm.com Holdings	2,786	149,051
†ANSYS	3,253	666,279
†Aspen Technology	7,425	922,779
†Atlassian Class A	1,472	192,597
†Autodesk	4,667	760,254
†Avaya Holdings	10,940	130,295
Blackbaud	4,439	370,657
†Cadence Design Systems	15,371	1,088,421
CDK Global	9,277	458,655
†Cision	3,057	35,859
Citrix Systems	8,053	790,321
†CommVault Systems	1,800	89,316
Ebix	3,512	176,373
†Envestnet	1,992	136,193
†Fair Isaac	3,439	1,079,915
†Fortinet	3,418	262,605
†Globant	250	25,263
†Guidewire Software	2,853	289,237
†HubSpot	1,237	210,933
Intuit	11,101	2,901,024
j2 Global	6,291	559,207
LogMeIn	4,791	353,001
†Manhattan Associates	8,875	615,304
Microsoft	263,314	35,273,543
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†MicroStrategy Class A	1,106	$ 158,501
Monotype Imaging Holdings	3,104	52,271
†New Relic	1,830	158,313
†Nuance Communications	30,262	483,284
†Nutanix Class A	3,319	86,095
†OneSpan	3,332	47,214
Oracle	78,755	4,486,672
†Palo Alto Networks	1,493	304,214
†Paycom Software	4,540	1,029,309
†Paylocity Holding	1,071	100,481
Pegasystems	3,592	255,786
Progress Software	4,679	204,098
†Proofpoint	637	76,599
†PTC	2,065	185,354
QAD Class A	1,105	44,432
†Qualys	453	39,447
†RealPage	4,008	235,871
†Red Hat	9,877	1,854,506
†RingCentral Class A	402	46,198
†salesforce.com	7,597	1,152,693
Sapiens International	854	14,193
†Seachange International	2,000	2,860
†ServiceNow	2,218	608,996
†Splunk	2,645	332,609
SS&C Technologies Holdings	10,872	626,336
Symantec	8,527	185,548
†Synchronoss Technologies	4,423	34,986
†Synopsys	3,261	419,658
†Tableau Software Class A	2,254	374,209
†Telenav	2,300	18,400
†Teradata	13,485	483,437
TiVo	16,231	119,622
†Trade Desk Class A	863	196,574
†Tyler Technologies	1,278	276,074
†Verint Systems	5,416	291,273
VMware Class A	1,975	330,240
†Workday Class A	1,507	309,809
†Zendesk	3,338	297,182
		66,700,947
Specialty Retail–2.96%
Aaron's	9,516	584,378
Abercrombie & Fitch Class A	8,315	133,373
Advance Auto Parts	4,940	761,452
American Eagle Outfitters	28,359	479,267
†America's Car-Mart	962	82,809
†Asbury Automotive Group	5,290	446,159
†Ascena Retail Group	28,043	17,106
†At Home Group	6,725	44,788
†AutoNation	13,117	550,127
†AutoZone	1,214	1,334,757
Barnes & Noble	9,682	64,773
†Barnes & Noble Education	6,119	20,560
Bed Bath & Beyond	20,862	242,416

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Best Buy	17,025	$ 1,187,153
Big 5 Sporting Goods	900	1,755
†Boot Barn Holdings	3,430	122,245
†Build-A-Bear Workshop	2,901	16,217
†Burlington Stores	4,740	806,511
Caleres	7,320	145,814
†CarMax	11,906	1,033,798
Cato Class A	4,303	53,013
Chico's FAS	18,957	63,885
Children's Place	3,021	288,143
Citi Trends	2,149	31,418
†Conn's	6,316	112,551
Designer Brands	11,901	228,142
Dick's Sporting Goods	11,492	397,968
†Express	12,788	34,911
†Five Below	6,571	788,651
†Floor & Decor Holdings Class A	5,614	235,227
Foot Locker	14,273	598,324
†Francesca's Holdings	6,695	3,312
GameStop Class A	17,127	93,685
Gap	31,510	566,235
†Genesco	3,102	131,184
Group 1 Automotive	3,419	279,982
Guess	11,019	177,957
Haverty Furniture	2,655	45,215
†Hibbett Sports	4,645	84,539
Home Depot	37,348	7,767,263
†Kirkland's	2,488	5,623
L Brands	11,417	297,984
Lithia Motors Class A	3,884	461,341
Lowe's	35,472	3,579,479
†MarineMax	2,439	40,097
†Michaels	14,861	129,291
Monro	3,844	327,893
†Murphy USA	6,800	571,404
†National Vision Holdings	2,500	76,825
Office Depot	89,288	183,933
†O'Reilly Automotive	4,996	1,845,123
†Party City Holdco	12,534	91,874
Penske Automotive Group	12,158	575,073
†Rent-A-Center	8,035	213,972
†RH	3,281	379,284
Ross Stores	21,284	2,109,670
†Sally Beauty Holdings	19,812	264,292
Shoe Carnival	1,575	43,470
Signet Jewelers	8,178	146,223
†Sleep Number	5,053	204,091
Sonic Automotive Class A	5,355	125,039
†Sportsman's Warehouse Holdings	165	624
Stage Stores	4,087	3,147
Tailored Brands	4,077	23,524
Tiffany & Co.	8,129	761,199
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Tile Shop Holdings	2,643	$ 10,572
TJX	58,448	3,090,730
Tractor Supply	10,859	1,181,459
†Ulta Beauty	4,365	1,514,175
†Urban Outfitters	16,473	374,761
†Vitamin Shoppe	3,839	15,126
Williams-Sonoma	13,719	891,735
Winmark	151	26,146
†Zumiez	4,241	110,690
		39,732,932
Technology Hardware, Storage & Peripherals–3.93%
†3D Systems	12,600	114,660
Apple	224,184	44,370,497
†Avid Technology	6,614	60,320
†Cray	6,871	239,248
†Dell Technologies Class C	8,375	425,450
†Diebold Nixdorf	5,855	53,632
†Electronics For Imaging	5,336	196,952
Hewlett Packard Enterprise	59,187	884,846
HP	63,520	1,320,581
†NCR	16,424	510,786
NetApp	23,621	1,457,416
†Pure Storage Class A	2,550	38,938
Seagate Technology	24,157	1,138,278
†Stratasys	4,881	143,355
†Super Micro Computer	6,166	119,312
Western Digital	18,006	856,185
Xerox	23,774	841,837
		52,772,293
Textiles, Apparel & Luxury Goods–1.04%
†Capri Holdings	15,972	553,909
Carter's	6,021	587,288
Columbia Sportswear	6,536	654,646
†Crocs	5,293	104,537
Culp	695	13,205
†Deckers Outdoor	5,238	921,731
†Fossil Group	8,573	98,589
†G-III Apparel Group	9,262	272,488
Hanesbrands	28,474	490,322
†Kontoor Brands	1,846	51,725
†Lululemon Athletica	9,083	1,636,847
Movado Group	2,255	60,885
NIKE Class B	50,607	4,248,458
Oxford Industries	2,792	211,633
PVH	5,201	492,223
Ralph Lauren	3,815	433,346
†Skechers U.S.A. Class A	13,059	411,228
Steven Madden	8,925	303,004
Tapestry	16,823	533,794
†Under Armour Class A	8,228	208,580
†Under Armour Class C	8,286	183,949
†Unifi	3,174	57,671

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Vera Bradley	810	$ 9,720
VF	12,928	1,129,261
Wolverine World Wide	10,329	284,461
		13,953,500
Thrifts & Mortgage Finance–0.51%
†Axos Financial	7,624	207,754
Capitol Federal Financial	21,314	293,494
Dime Community Bancshares	6,872	130,499
†Essent Group	9,692	455,427
Federal Agricultural Mortgage Class C	1,195	86,829
First Defiance Financial	2,959	84,539
Flagstar Bancorp	7,368	244,175
†HomeStreet	2,845	84,326
Kearny Financial	15,285	203,138
†LendingTree	922	387,268
Meridian Bancorp	8,312	148,702
Meta Financial Group	7,426	208,299
†MGIC Investment	35,831	470,819
†Mr Cooper Group	6,569	52,618
New York Community Bancorp	39,410	393,312
†NMI Holdings Class A	11,901	337,869
Northfield Bancorp	6,724	104,962
Northwest Bancshares	14,286	251,576
OceanFirst Financial	7,155	177,802
Oritani Financial	6,244	110,769
PennyMac Financial Services Class A	9,476	210,178
Provident Financial Services	9,985	242,136
Radian Group	23,244	531,125
TFS Financial	9,915	179,164
TrustCo Bank	12,472	98,778
United Community Financial	2,888	27,638
United Financial Bancorp	7,393	104,833
Walker & Dunlop	4,483	238,540
Washington Federal	9,358	326,875
Waterstone Financial	3,925	66,960
WSFS Financial	9,706	400,858
		6,861,262
Tobacco–0.61%
Altria Group	81,878	3,876,923
Philip Morris International	49,489	3,886,371
Universal	3,560	216,341
Vector Group	16,481	160,690
		8,140,325
Trading Companies & Distributors–0.73%
Air Lease	16,007	661,729
Applied Industrial Technologies	5,007	308,081
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Beacon Roofing Supply	8,312	$ 305,217
†BMC Stock Holdings	13,925	295,210
†CAI International	2,879	71,457
†DXP Enterprises	1,631	61,799
Fastenal	36,968	1,204,787
GATX	4,500	356,805
†GMS	6,711	147,642
H&E Equipment Services	6,917	201,215
†HD Supply Holdings	14,675	591,109
†Herc Holdings	6,112	280,113
Kaman	3,636	231,577
†MRC Global	11,216	192,018
MSC Industrial Direct Class A	6,411	476,081
†NOW	13,867	204,677
Rush Enterprises Class A	4,686	171,133
†SiteOne Landscape Supply	1,171	81,150
Systemax	4,022	89,127
†Textainer Group Holdings	6,500	65,520
†Titan Machinery	4,300	88,494
Triton International	9,649	316,101
†United Rentals	7,828	1,038,228
†Univar	13,479	297,077
†Veritiv	1,100	21,362
Watsco	3,045	497,949
†WESCO International	6,714	340,064
WW Grainger	4,437	1,190,136
		9,785,858
Transportation Infrastructure–0.02%
Macquarie Infrastructure	5,269	213,605
		213,605
Water Utilities–0.20%
American States Water	4,789	360,324
American Water Works	8,616	999,456
Aqua America	15,838	655,218
†AquaVenture Holdings	103	2,057
California Water Service Group	6,748	341,651
Connecticut Water Service	819	57,101
Middlesex Water	1,357	80,402
SJW Group	3,075	186,868
York Water	591	21,111
		2,704,188
Wireless Telecommunication Services–0.17%
†Boingo Wireless	4,098	73,641
Shenandoah Telecommunications	6,684	257,468
Spok Holdings	1,858	27,944
†Sprint	44,078	289,593
Telephone & Data Systems	9,452	287,341
†T-Mobile US	15,158	1,123,814

LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†United States Cellular	3,838	$ 171,443
		2,231,244
Total Common Stock (Cost $875,368,571)		1,339,789,461
RIGHTS–0.00%
†Babcock & Wilcox Enterprises	5,460	0
†Hertz Global Holdings	16,018	31,235
=†πMedia General CVR	16,818	659
=†πSchulman Class A CVR	4,438	0
Total Rights (Cost $49,315)		31,894

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.26%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	3,445,594	$ 3,445,594
Total Money Market Fund (Cost $3,445,594)		3,445,594

TOTAL INVESTMENTS–100.02% (Cost $878,863,480)	1,343,266,949
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(301,024)
NET ASSETS APPLICABLE TO 39,888,151 SHARES OUTSTANDING–100.00%	$1,342,965,925
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,144,092,939 / 33,946,924 Shares)	$33.702
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($198,872,986 / 5,941,227 Shares)	$33.473
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$ 784,082,264
Distributable earnings/(accumulated loss)	558,883,661
TOTAL NET ASSETS	$1,342,965,925

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2019, the aggregate value of restricted securities was $659, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Media General CVR	1/8/2017	$—	$659
Schulman Class A CVR	8/22/2018	—	—
Total		$—	$659

★ Includes $1,122,223 payable for fund share redeemed, $109,241 other accrued expenses payable and $539,674 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–27

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 12,017,963
Foreign Taxes Withheld	(1,579)
12,016,384
EXPENSES:
Management fees	2,217,679
Distribution fees-Service Class	316,839
Shareholder servicing fees	187,531
Accounting and administration expenses	118,133
Reports and statements to shareholders	101,328
Professional fees	21,423
Trustees’ fees and expenses	19,212
Pricing fees	14,099
Custodian fees	1,276
Consulting fees	1,222
Other	12,413
Total operating expenses	3,011,155
NET INVESTMENT INCOME	9,005,229
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	24,110,614
Net change in unrealized appreciation (depreciation) of investments	178,007,862
NET REALIZED AND UNREALIZED GAIN	202,118,476
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$211,123,705
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 9,005,229	$ 18,533,203
Net realized gain	24,110,614	65,927,644
Net change in unrealized appreciation (depreciation)	178,007,862	(175,105,543)
Net increase (decrease) in net assets resulting from operations	211,123,705	(90,644,696)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(45,414,222)
Service Class	—	(5,865,049)
	—	(51,279,271)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,040,058	22,689,677
Service Class	28,417,635	54,119,684
Reinvestment of dividends and distributions:
Standard Class	—	45,414,222
Service Class	—	5,865,049
	38,457,693	128,088,632
Cost of shares redeemed:
Standard Class	(72,652,588)	(166,902,513)
Service Class	(13,239,197)	(24,056,372)
	(85,891,785)	(190,958,885)
Decrease in net assets derived from capital share transactions	(47,434,092)	(62,870,253)
NET INCREASE (DECREASE) IN NET ASSETS	163,689,613	(204,794,220)
NET ASSETS:
Beginning of period	1,179,276,312	1,384,070,532
End of period	$1,342,965,925	$1,179,276,312
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–28

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15 [2]	12/31/14
Net asset value, beginning of period	$ 28.534	$ 32.022	$ 27.254	$ 37.542	$ 44.352	$ 42.182
Income (loss) from investment operations:
Net investment income[3]	0.230	0.457	0.416	0.537	0.665	0.736
Net realized and unrealized gain (loss)	4.938	(2.676)	5.236	3.889	(1.700)	4.729
Total from investment operations	5.168	(2.219)	5.652	4.426	(1.035)	5.465
Less dividends and distributions from:
Net investment income	—	(0.486)	(0.433)	(0.439)	(0.653)	(0.855)
Net realized gain	—	(0.783)	(0.451)	(14.275)	(5.122)	(2.440)
Total dividends and distributions	—	(1.269)	(0.884)	(14.714)	(5.775)	(3.295)
Net asset value, end of period	$ 33.702	$ 28.534	$ 32.022	$ 27.254	$ 37.542	$ 44.352
Total return[4]	18.11%	(7.29%)	20.88%	14.41%	(2.00%)	13.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,144,093	$1,024,194	$1,245,607	$1,147,995	$1,120,426	$1,279,820
Ratio of expenses to average net assets	0.42%	0.42%	0.41%	0.40%	0.39%	0.38%
Ratio of net investment income to average net assets	1.44%	1.39%	1.41%	1.60%	1.54%	1.68%
Portfolio turnover	2%	5%	4%	4%	74%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2015, Dimensional Fund Advisors replaced Delaware Investments Fund Advisors as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–29

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15 [2]	12/31/14
Net asset value, beginning of period	$ 28.389	$ 31.861	$ 27.130	$ 37.449	$ 44.254	$ 42.107
Income (loss) from investment operations:
Net investment income[3]	0.173	0.339	0.312	0.415	0.511	0.581
Net realized and unrealized gain (loss)	4.911	(2.644)	5.199	3.863	(1.691)	4.708
Total from investment operations	5.084	(2.305)	5.511	4.278	(1.180)	5.289
Less dividends and distributions from:
Net investment income	—	(0.384)	(0.329)	(0.322)	(0.503)	(0.702)
Net realized gain	—	(0.783)	(0.451)	(14.275)	(5.122)	(2.440)
Total dividends and distributions	—	(1.167)	(0.780)	(14.597)	(5.625)	(3.142)
Net asset value, end of period	$ 33.473	$ 28.389	$ 31.861	$ 27.130	$ 37.449	$ 44.254
Total return[4]	17.91%	(7.60%)	20.45%	14.01%	(2.34%)	12.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$198,873	$155,082	$138,464	$ 93,660	$ 77,868	$ 83,615
Ratio of expenses to average net assets	0.77%	0.77%	0.76%	0.75%	0.74%	0.73%
Ratio of net investment income to average net assets	1.09%	1.04%	1.06%	1.25%	1.19%	1.33%
Portfolio turnover	2%	5%	4%	4%	74%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2015, Dimensional Fund Advisors replaced Delaware Investments Fund Advisors as the Fund’s sub-adviser.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–30

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are
LVIP Dimensional U.S. Core Equity 1 Fund–31

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$36,930
Legal	7,607
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $72,277 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$369,663
Distribution fees payable to LFD	55,223
Printing and mailing fees payable to Lincoln Life	83,503
Shareholder servicing fees payable to Lincoln Life	31,285
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$19,496,799
Sales	56,523,056
LVIP Dimensional U.S. Core Equity 1 Fund–32

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$878,863,480
Aggregate unrealized appreciation of investments	$553,457,066
Aggregate unrealized depreciation of investments	(89,053,597)
Net unrealized appreciation of investments	$464,403,469
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,338,315,193	$1,474,268	$ —	$1,339,789,461
Rights	—	31,235	659	31,894
Money Market Fund	3,445,594	—	—	3,445,594
Total Investments	$1,341,760,787	$1,505,503	$659	$1,343,266,949
During the six months ended June 30, 2019, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 1 Fund–33

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	313,689	691,785
Service Class	889,482	1,667,011
Shares reinvested:
Standard Class	—	1,430,591
Service Class	—	185,018
	1,203,171	3,974,405
Shares redeemed:
Standard Class	(2,260,329)	(5,127,794)
Service Class	(410,916)	(735,283)
	(2,671,245)	(5,863,077)
Net decrease	(1,468,074)	(1,888,672)
5. Market Risk
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund–34

LVIP Dimensional U.S. Core Equity 2 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Dimensional U.S. Core Equity 2 Fund

LVIP Dimensional U.S. Core Equity 2 Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 2 Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,174.60	0.50%	$2.70
Service Class Shares	1,000.00	1,173.20	0.75%	4.04
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.30	0.50%	$2.51
Service Class Shares	1,000.00	1,021.10	0.75%	3.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.64%
Aerospace & Defense	2.15%
Air Freight & Logistics	0.64%
Airlines	0.77%
Auto Components	0.81%
Automobiles	0.50%
Banks	7.34%
Beverages	1.13%
Biotechnology	1.96%
Building Products	0.84%
Capital Markets	2.96%
Chemicals	2.39%
Commercial Services & Supplies	1.27%
Communications Equipment	1.10%
Construction & Engineering	0.52%
Construction Materials	0.20%
Consumer Finance	1.24%
Containers & Packaging	0.99%
Distributors	0.23%
Diversified Consumer Services	0.52%
Diversified Financial Services	1.02%
Diversified Telecommunication Services	1.92%
Electric Utilities	0.90%
Electrical Equipment	0.87%
Electronic Equipment, Instruments & Components	1.64%
Energy Equipment & Services	0.78%
Entertainment	1.34%
Equity Real Estate Investment Trusts	0.01%
Food & Staples Retailing	1.30%
Food Products	1.68%
Gas Utilities	0.25%
Health Care Equipment & Supplies	2.19%
Health Care Providers & Services	2.67%
Health Care Technology	0.30%
Hotels, Restaurants & Leisure	2.16%
Household Durables	0.97%
Household Products	0.85%
Independent Power and Renewable Electricity Producers	0.29%
Industrial Conglomerates	0.70%
Insurance	3.55%
Interactive Media & Services	1.81%
Internet & Direct Marketing Retail	2.74%
IT Services	4.27%
Leisure Products	0.24%
Life Sciences Tools & Services	0.86%
Security Type/Sector	Percentage of Net Assets
Machinery	3.62%
Marine	0.08%
Media	2.22%
Metals & Mining	0.85%
Multiline Retail	0.65%
Multi-Utilities	0.54%
Oil, Gas & Consumable Fuels	4.90%
Paper & Forest Products	0.17%
Personal Products	0.29%
Pharmaceuticals	3.19%
Professional Services	0.74%
Real Estate Management & Development	0.34%
Road & Rail	1.27%
Semiconductors & Semiconductor Equipment	4.11%
Software	4.24%
Specialty Retail	2.73%
Technology Hardware, Storage & Peripherals	3.61%
Textiles, Apparel & Luxury Goods	0.98%
Thrifts & Mortgage Finance	0.59%
Tobacco	0.41%
Trading Companies & Distributors	0.83%
Transportation Infrastructure	0.03%
Water Utilities	0.17%
Wireless Telecommunication Services	0.21%
Convertible Preferred Stock	0.00%
Rights	0.00%
Money Market Fund	0.30%
Total Investments	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Apple	3.05%
Microsoft	2.10%
Amazon.com	2.08%
JPMorgan Chase & Co.	1.13%
Intel	0.90%
Berkshire Hathaway Class B	0.88%
Johnson & Johnson	0.87%
Exxon Mobil	0.84%
Verizon Communications	0.82%
Walt Disney	0.79%
Total	13.46%

IT–Information Technology
LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.64%
Aerospace & Defense–2.15%
AAR	3,497	$ 128,655
†Aerojet Rocketdyne Holdings	6,136	274,709
†Aerovironment	1,567	88,959
Arconic	18,460	476,637
†Astronics	2,342	94,195
†Astronics Class B	1,024	41,114
†Axon Enterprise	1,980	127,136
Boeing	3,984	1,450,216
BWX Technologies	4,120	214,652
Cubic	2,429	156,622
Curtiss-Wright	3,000	381,390
†Ducommun	1,095	49,352
General Dynamics	4,228	768,735
HEICO	1,327	177,566
HEICO Class A	2,840	293,571
Hexcel	6,480	524,102
Huntington Ingalls Industries	2,268	509,710
†Kratos Defense & Security Solutions	8,421	192,757
L3 Technologies	2,084	510,934
L3Harris Technologies	3,723	704,131
Lockheed Martin	4,302	1,563,949
†Mercury Systems	2,137	150,338
Moog Class A	2,078	194,521
National Presto Industries	715	66,702
Northrop Grumman	2,783	899,215
Raytheon	4,613	802,108
Spirit AeroSystems Holdings Class A	4,503	366,409
†Teledyne Technologies	1,595	436,823
Textron	7,851	416,417
†TransDigm Group	698	337,692
Triumph Group	3,348	76,669
United Technologies	14,637	1,905,737
†Vectrus	700	28,392
†Wesco Aircraft Holdings	9,156	101,632
		14,511,747
Air Freight & Logistics–0.64%
†Air Transport Services Group	6,027	147,059
†Atlas Air Worldwide Holdings	2,617	116,823
CH Robinson Worldwide	4,497	379,322
†Echo Global Logistics	3,477	72,565
Expeditors International of Washington	4,957	376,038
FedEx	7,316	1,201,214
Forward Air	2,651	156,806
†Hub Group Class A	3,204	134,504
†Radiant Logistics	4,220	25,911
United Parcel Service Class B	12,587	1,299,859
†XPO Logistics	6,749	390,160
		4,300,261
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines–0.77%
Alaska Air Group	7,357	$ 470,186
Allegiant Travel	1,389	199,322
American Airlines Group	6,512	212,356
Copa Holdings Class A	1,782	173,870
Delta Air Lines	18,928	1,074,164
Hawaiian Holdings	4,649	127,522
†JetBlue Airways	19,783	365,788
†Mesa Air Group	2,354	21,516
SkyWest	4,055	246,017
Southwest Airlines	15,845	804,609
†Spirit Airlines	5,476	261,369
†United Continental Holdings	14,459	1,265,885
		5,222,604
Auto Components–0.81%
Adient	6,791	164,818
†American Axle & Manufacturing Holdings	11,006	140,437
Aptiv	10,735	867,710
Autoliv	5,998	422,919
BorgWarner	14,393	604,218
Cooper Tire & Rubber	5,069	159,927
†Cooper-Standard Holdings	1,627	74,549
Dana	10,858	216,509
Delphi Technologies	3,945	78,900
†Dorman Products	2,616	227,958
†Fox Factory Holding	3,434	283,339
†Garrett Motion	3,788	58,146
Gentex	17,716	435,991
†Gentherm	2,907	121,600
Goodyear Tire & Rubber	17,640	269,892
†Horizon Global	1,513	5,432
LCI Industries	2,232	200,880
Lear	3,268	455,134
†Modine Manufacturing	5,332	76,301
†Motorcar Parts of America	2,958	63,331
Standard Motor Products	2,098	95,123
†Stoneridge	3,829	120,805
Superior Industries International	1,457	5,041
Tenneco Class A	5,209	57,768
Tower International	3,081	60,079
†Veoneer	3,982	68,928
†Visteon	1,837	107,611
		5,443,346
Automobiles–0.50%
Ford Motor	99,921	1,022,192
General Motors	39,158	1,508,758
Harley-Davidson	12,826	459,555
†Tesla	215	48,044
Thor Industries	3,525	206,036
Winnebago Industries	3,663	141,575
		3,386,160
LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks–7.34%
1st Source	2,469	$ 114,562
ACNB	300	11,871
†Allegiance Bancshares	1,602	53,411
American National Bankshares	691	26,776
Ameris Bancorp	4,728	185,290
Ames National	508	13,767
Arrow Financial	1,137	39,488
Associated Banc-Corp	12,750	269,535
†Atlantic Capital Bancshares	2,130	36,466
Atlantic Union Bankshares	6,253	220,918
†Axos Financial	6,313	172,029
Banc of California	5,022	70,157
BancFirst	2,354	131,024
†Bancorp	7,833	69,870
BancorpSouth Bank	6,966	202,293
Bank of America	128,844	3,736,476
Bank of Hawaii	2,642	219,048
Bank of Marin Bancorp	1,102	45,204
Bank of NT Butterfield & Son	5,367	182,263
Bank OZK	7,369	221,733
BankFinancial	1,093	15,291
BankUnited	7,451	251,397
Bankwell Financial Group	404	11,595
Banner	3,677	199,110
Bar Harbor Bankshares	748	19,889
†Baycom	1,762	38,588
BB&T	11,282	554,285
Berkshire Hills Bancorp	4,384	137,614
BOK Financial	2,960	223,421
Boston Private Financial Holdings	7,358	88,811
Bridge Bancorp	1,729	50,936
Brookline Bancorp	8,396	129,130
Bryn Mawr Bank	1,979	73,856
†Byline Bancorp	1,200	22,944
C&F Financial	247	13,489
Cadence BanCorp	11,022	229,258
Cambridge Bancorp	195	15,893
Camden National	1,773	81,328
Capital City Bank Group	1,029	25,571
Capstar Financial Holdings	789	11,953
Carolina Financial	2,454	86,111
Cathay General Bancorp	6,239	224,042
CBTX	1,491	41,957
CenterState Bank	9,379	215,998
Central Pacific Financial	1,797	53,838
Central Valley Community Bancorp	650	13,956
Century Bancorp Class A	314	27,601
Chemical Financial	5,676	233,340
CIT Group	5,667	297,744
Citigroup	34,068	2,385,782
Citizens & Northern	830	21,854
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Citizens Financial Group	14,049	$ 496,773
City Holding	1,356	103,409
Civista Bancshares	1,887	42,363
CNB Financial	1,363	38,491
Codorus Valley Bancorp	371	8,533
Columbia Banking System	5,750	208,035
Comerica	5,568	404,460
Commerce Bancshares	5,814	346,863
Community Bank System	3,294	216,877
Community Trust Bancorp	1,576	66,649
ConnectOne Bancorp	3,369	76,342
Cullen/Frost Bankers	2,769	259,345
†Customers Bancorp	2,725	57,225
CVB Financial	8,952	188,261
Eagle Bancorp	3,149	170,455
East West Bancorp	6,626	309,898
Enterprise Bancorp	505	16,014
Enterprise Financial Services	1,930	80,288
†Equity Bancshares Class A	1,411	37,617
Farmers National Banc	1,405	20,836
FB Financial	2,573	94,172
Fidelity Southern	2,070	64,108
Fifth Third Bancorp	31,380	875,502
Financial Institutions	1,236	36,029
First Bancorp (Maine)	400	10,740
First Bancorp (North Carolina)	3,535	128,745
First BanCorp (Puerto Rico)	19,680	217,267
First Bancshares	606	18,386
First Bank	702	8,241
First Busey	4,895	129,277
First Business Financial Services	400	9,400
First Choice Bancorp	500	11,370
First Citizens BancShares Class A	620	279,167
First Commonwealth Financial	7,586	102,183
First Community Bancshares	1,806	60,971
First Financial	910	36,546
First Financial Bancorp	7,502	181,698
First Financial Bankshares	6,396	196,933
First Foundation	4,144	55,695
First Hawaiian	10,112	261,597
First Horizon National	16,868	251,839
First Internet Bancorp	281	6,053
First Interstate BancSystem Class A	2,923	115,780
First Merchants	4,769	180,745
First Mid-Illinois Bancshares	782	27,307
First Midwest Bancorp	7,574	155,040
First of Long Island	2,890	58,031
First Republic Bank	3,647	356,130

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Flushing Financial	2,575	$ 57,165
FNB	24,438	287,635
Franklin Financial Network	2,036	56,723
Fulton Financial	12,286	201,122
German American Bancorp	3,101	93,402
Glacier Bancorp	4,066	164,876
Great Southern Bancorp	1,288	77,087
Great Western Bancorp	5,711	203,997
Guaranty Bancshares	897	27,942
Hancock Whitney	6,581	263,635
Hanmi Financial	4,326	96,340
†HarborOne Bancorp	1,921	35,980
Heartland Financial USA	2,936	131,327
Heritage Commerce	4,676	57,281
Heritage Financial	3,644	107,644
Hilltop Holdings	4,920	104,648
Home BancShares	12,920	248,839
HomeTrust Bancshares	2,018	50,733
Hope Bancorp	13,189	181,744
Horizon Bancorp	5,140	83,988
†Howard Bancorp	745	11,302
Huntington Bancshares	40,165	555,080
IBERIABANK	3,491	264,792
Independent Bank	3,272	71,297
Independent Bank (Massachusetts)	1,705	129,836
Independent Bank Group	3,633	199,670
International Bancshares	5,132	193,528
Investar Holding	619	14,763
Investors Bancorp	21,482	239,524
JPMorgan Chase & Co.	68,352	7,641,754
KeyCorp	32,934	584,578
Lakeland Bancorp	5,067	81,832
Lakeland Financial	2,086	97,687
LegacyTexas Financial Group	4,225	172,000
Live Oak Bancshares	3,910	67,057
M&T Bank	4,926	837,765
Macatawa Bank	1,713	17,575
Mercantile Bank	1,549	50,466
†Metropolitan Bank Holding	1,000	44,000
Midland States Bancorp	2,021	54,001
MidSouth Bancorp	1,588	18,818
MidWestOne Financial Group	1,275	35,649
MutualFirst Financial	614	20,901
National Bank Holdings Class A	3,659	132,822
National Bankshares	222	8,642
NBT Bancorp	4,298	161,218
†Nicolet Bankshares	736	45,676
Northrim BanCorp	322	11,483
OFG Bancorp	5,685	135,132
Old Line Bancshares	1,456	38,744
Old National Bancorp	11,890	197,255
Old Second Bancorp	1,033	13,191
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Opus Bank	3,903	$ 82,392
Origin Bancorp	1,422	46,926
Orrstown Financial Services	503	11,061
Pacific Premier Bancorp	5,491	169,562
PacWest Bancorp	6,636	257,676
Park National	1,191	118,373
PCB Bancorp	642	10,940
Peapack Gladstone Financial	2,178	61,245
Peoples Bancorp	1,703	54,939
Peoples Financial Services	412	18,536
People's United Financial	18,267	306,520
People's Utah Bancorp	1,404	41,278
Pinnacle Financial Partners	3,905	224,459
PNC Financial Services Group	6,666	915,108
Popular	5,265	285,574
Preferred Bank	1,329	62,795
Prosperity Bancshares	3,450	227,872
QCR Holdings	1,366	47,632
RBB Bancorp	1,258	24,330
Regions Financial	37,204	555,828
Renasant	5,685	204,319
Republic Bancorp Class A	1,808	89,948
†Republic First Bancorp	4,711	23,131
S&T Bancorp	3,057	114,576
Sandy Spring Bancorp	3,595	125,394
†Seacoast Banking Corp. of Florida	3,281	83,469
ServisFirst Bancshares	4,421	151,463
Sierra Bancorp	1,304	35,364
Signature Bank	2,171	262,344
Simmons First National Class A	7,200	167,472
†SmartFinancial	542	11,756
South State	2,628	193,605
†Southern First Bancshares	419	16,408
Southern National Bancorp of Virginia	1,601	24,511
Southside Bancshares	3,308	107,113
†Spirit of Texas Bancshares	600	13,500
Sterling Bancorp	12,947	275,512
Stock Yards Bancorp	2,447	88,459
Summit Financial Group	450	12,083
SunTrust Banks	9,276	582,997
†SVB Financial Group	1,455	326,778
Synovus Financial	9,521	333,235
TCF Financial	10,469	217,651
†Texas Capital Bancshares	2,530	155,266
Tompkins Financial	1,412	115,219
Towne Bank	6,514	177,702
TriCo Bancshares	2,820	106,596
†TriState Capital Holdings	3,275	69,889
†Triumph Bancorp	2,365	68,703
Trustmark	5,255	174,729

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
UMB Financial	3,731	$ 245,574
Umpqua Holdings	9,892	164,108
United Bankshares	6,000	222,540
United Community Banks	8,036	229,508
Univest Corp. of Pennsylvania	2,727	71,611
US Bancorp	26,453	1,386,137
Valley National Bancorp	18,117	195,301
Veritex Holdings	3,208	83,248
Washington Trust Bancorp	1,505	78,531
Webster Financial	4,326	206,653
Wells Fargo & Co.	87,951	4,161,841
WesBanco	3,930	151,502
West Bancorporation	758	16,085
Westamerica Bancorporation	2,367	145,831
†Western Alliance Bancorp	5,374	240,325
Wintrust Financial	2,899	212,091
Zions Bancorp	7,204	331,240
		49,570,959
Beverages–1.13%
†Boston Beer Class A	669	252,721
Brown-Forman Class A	1,328	73,040
Brown-Forman Class B	9,373	519,545
Coca-Cola	41,375	2,106,815
Coca-Cola Bottling Consolidated	632	189,126
Constellation Brands Class A	3,291	648,130
†Craft Brew Alliance	613	8,576
Keurig Dr Pepper	2,705	78,175
MGP Ingredients	1,309	86,800
Molson Coors Brewing Class B	6,719	376,264
†Monster Beverage	3,762	240,128
National Beverage	2,012	89,796
PepsiCo	22,526	2,953,834
†Primo Water	1,589	19,545
		7,642,495
Biotechnology–1.96%
AbbVie	9,531	693,094
†Acceleron Pharma	815	33,480
†Achillion Pharmaceuticals	22,444	60,150
†Acorda Therapeutics	4,884	37,460
†Aduro Biotech	1,136	1,749
†Adverum Biotechnologies	5,792	68,867
†Agios Pharmaceuticals	1,115	55,616
†Akebia Therapeutics	1,243	6,016
†Albireo Pharma	900	29,016
†Alexion Pharmaceuticals	2,261	296,146
†Alkermes	2,852	64,284
†Alnylam Pharmaceuticals	2,707	196,420
†AMAG Pharmaceuticals	1,449	14,475
Amgen	12,446	2,293,549
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†AnaptysBio	1,298	$ 73,233
†Anika Therapeutics	1,049	42,610
†Aptevo Therapeutics	1,004	890
†Ardelyx	800	2,152
†Arena Pharmaceuticals	2,941	172,431
†Array BioPharma	1,258	58,283
†Assembly Biosciences	1,150	15,513
†Assertio Therapeutics	9,567	33,006
†Atara Biotherapeutics	2,169	43,619
†Audentes Therapeutics	2,687	101,730
†Biogen	2,990	699,271
†BioMarin Pharmaceutical	2,850	244,102
†BioSpecifics Technologies	665	39,707
†BioTime	4,300	4,730
†Bluebird Bio	1,068	135,850
†Celgene	11,513	1,064,262
†ChemoCentryx	2,856	26,561
†Chimerix	1,691	7,305
†Concert Pharmaceuticals	1,683	20,196
†Deciphera Pharmaceuticals	2,920	65,846
†Denali Therapeutics	1,937	40,212
†Eagle Pharmaceuticals	867	48,275
†Eidos Therapeutics	736	22,875
†Emergent BioSolutions	3,148	152,080
†Enanta Pharmaceuticals	1,564	131,970
†Enochian Biosciences	1,600	7,200
†Epizyme	2,880	36,144
†Exact Sciences	1,055	124,532
†Exelixis	16,596	354,657
†Five Prime Therapeutics	2,937	17,710
†G1 Therapeutics	1,617	49,577
†Genomic Health	974	56,658
Gilead Sciences	28,406	1,919,109
†Global Blood Therapeutics	2,759	145,123
†GlycoMimetics	2,474	29,490
†Heron Therapeutics	1,141	21,211
†Incyte	2,023	171,874
†Insmed	2,423	62,029
†Intellia Therapeutics	3,705	60,651
†Ionis Pharmaceuticals	1,866	119,928
†Iovance Biotherapeutics	5,196	127,406
†Jounce Therapeutics	728	3,604
†KalVista Pharmaceuticals	1,364	30,213
†Karyopharm Therapeutics	4,686	28,069
†Kindred Biosciences	3,141	26,165
†Kodiak Sciences	1,434	16,778
†Kura Oncology	2,842	55,959
†Ligand Pharmaceuticals Class B	971	110,840
†MacroGenics	4,540	77,044
†Madrigal Pharmaceuticals	670	70,223
†Minerva Neurosciences	4,500	25,335
†Miragen Therapeutics	700	1,435
†Momenta Pharmaceuticals	4,823	60,046

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Myriad Genetics	4,345	$ 120,704
†Neurocrine Biosciences	1,020	86,119
†NewLink Genetics	196	290
†ObsEva S.A.	800	9,048
†OPKO Health	8,606	20,999
†PDL BioPharma	12,718	39,935
†Progenics Pharmaceuticals	8,600	53,062
†Prothena	4,550	48,093
†PTC Therapeutics	996	44,820
†Regeneron Pharmaceuticals	860	269,180
†REGENXBIO	2,597	133,408
†Repligen	2,212	190,121
†Retrophin	4,074	81,847
†Rhythm Pharmaceuticals	1,018	22,396
†Rigel Pharmaceuticals	13,503	35,243
†Sage Therapeutics	470	86,052
†Sangamo Therapeutics	8,751	94,248
†Sarepta Therapeutics	659	100,135
†Seattle Genetics	1,248	86,374
†Spark Therapeutics	1,815	185,820
†Spectrum Pharmaceuticals	5,260	45,289
†Ultragenyx Pharmaceutical	1,378	87,503
†United Therapeutics	1,687	131,687
†Vanda Pharmaceuticals	3,572	50,329
†Verastem	6,841	10,330
†Vertex Pharmaceuticals	719	131,850
†Xencor	3,816	156,189
		13,227,112
Building Products–0.84%
AAON	4,679	234,792
Advanced Drainage Systems	4,887	160,245
Allegion	3,804	420,532
†American Woodmark	1,539	130,230
AO Smith	5,709	269,237
Apogee Enterprises	2,507	108,904
†Armstrong Flooring	1,730	17,041
Armstrong World Industries	4,165	404,838
†Builders FirstSource	12,545	211,509
†Continental Building Products	4,420	117,439
†Cornerstone Building Brands	5,674	33,079
CSW Industrials	1,444	98,409
Fortune Brands Home & Security	9,579	547,248
†Gibraltar Industries	2,829	114,179
Griffon	3,933	66,546
Insteel Industries	1,555	32,375
†JELD-WEN Holding	8,808	186,994
Johnson Controls International	14,268	589,411
Lennox International	610	167,750
Masco	4,375	171,675
†Masonite International	2,922	153,931
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Owens Corning	7,642	$ 444,764
†Patrick Industries	2,395	117,810
†PGT Innovations	5,854	97,879
Quanex Building Products	4,826	91,163
†Resideo Technologies	1,646	36,080
Simpson Manufacturing	2,689	178,711
†Trex	3,250	233,025
Universal Forest Products	6,237	237,380
		5,673,176
Capital Markets–2.96%
Affiliated Managers Group	1,982	182,621
Ameriprise Financial	6,755	980,556
Ares Management	3,703	96,907
Artisan Partners Asset Management Class A	3,849	105,924
Bank of New York Mellon	14,293	631,036
BGC Partners Class A	26,990	141,158
BlackRock	1,725	809,542
†Blucora	3,219	97,761
BrightSphere Investment Group	6,971	79,539
Cboe Global Markets	2,552	264,464
Charles Schwab	24,250	974,607
CME Group	3,261	632,993
Cohen & Steers	3,857	198,404
†Cowen Class A	1,499	25,768
Diamond Hill Investment Group	308	43,650
†Donnelley Financial Solutions	3,917	52,253
E*TRADE Financial	8,906	397,208
Eaton Vance	8,190	353,235
Evercore Class A	3,008	266,419
FactSet Research Systems	1,301	372,815
Federated Investors Class B	9,305	302,412
Franklin Resources	16,476	573,365
GAIN Capital Holdings	2,244	9,268
GAMCO Investors Class A	694	13,304
Goldman Sachs Group	5,949	1,217,165
Greenhill & Co.	1,658	22,532
Hamilton Lane Class A	1,683	96,032
Houlihan Lokey	1,686	75,078
Interactive Brokers Group Class A	6,630	359,346
Intercontinental Exchange	5,828	500,858
†INTL. FCStone	1,244	49,250
Invesco	15,988	327,114
Janus Henderson Group	8,813	188,598
Ladenburg Thalmann Financial Services	8,856	30,376
Lazard Class A	8,039	276,461
Legg Mason	4,297	164,489
LPL Financial Holdings	7,784	634,941

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MarketAxess Holdings	1,432	$ 460,273
Moelis & Co. Class A	3,614	126,309
Moody's	2,960	578,118
Morgan Stanley	25,927	1,135,862
Morningstar	1,940	280,602
MSCI	2,003	478,296
Nasdaq	4,429	425,937
Northern Trust	5,915	532,350
Oppenheimer Holdings Class A	765	20,823
Piper Jaffray	1,763	130,938
PJT Partners Class A	816	33,064
Raymond James Financial	3,821	323,066
S&P Global	4,177	951,479
†Safeguard Scientifics	1,565	18,890
SEI Investments	9,580	537,438
State Street	9,159	513,454
Stifel Financial	4,526	267,306
T. Rowe Price Group	9,147	1,003,517
TD Ameritrade Holding	4,391	219,199
Virtu Financial Class A	5,162	112,428
Virtus Investment Partners	748	80,335
Waddell & Reed Financial Class A	7,035	117,273
Westwood Holdings Group	439	15,453
WisdomTree Investments	12,310	75,953
		19,985,812
Chemicals–2.39%
†AdvanSix	2,562	62,590
†AgroFresh Solutions	1,708	2,579
Air Products & Chemicals	2,237	506,390
Albemarle	4,282	301,496
American Vanguard	2,114	32,577
Ashland Global Holdings	3,222	257,663
†Axalta Coating Systems	15,781	469,800
Balchem	1,569	156,853
Cabot	4,349	207,491
Celanese Class A	6,689	721,074
CF Industries Holdings	7,474	349,111
Chase	890	95,800
Chemours	7,895	189,480
†Corteva	11,192	330,947
†Dow	11,192	551,878
DuPont de Nemours	11,192	840,183
Eastman Chemical	5,577	434,058
Ecolab	2,685	530,126
†Element Solutions	18,605	192,376
†Ferro	7,033	111,121
†Flotek Industries	3,167	10,483
FMC	4,935	409,358
FutureFuel	4,158	48,607
†GCP Applied Technologies	6,782	153,544
Hawkins	885	38,418
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
HB Fuller	2,849	$ 132,194
Huntsman	19,266	393,797
†Ingevity	2,010	211,392
Innophos Holdings	2,229	64,886
Innospec	2,058	187,772
International Flavors & Fragrances	2,431	352,714
†Intrepid Potash	12,831	43,112
†Koppers Holdings	1,060	31,122
†Kraton	2,937	91,253
Kronos Worldwide	7,704	118,025
Linde	4,834	970,667
†Livent	4,615	31,936
†LSB Industries	2,413	9,411
LyondellBasell Industries Class A	10,381	894,116
Minerals Technologies	3,483	186,375
Mosaic	12,710	318,131
NewMarket	666	267,026
Olin	12,382	271,290
†OMNOVA Solutions	3,545	22,085
PolyOne	6,532	205,039
PPG Industries	10,712	1,250,198
†PQ Group Holdings	660	10,461
Quaker Chemical	833	168,999
Rayonier Advanced Materials	7,464	48,441
RPM International	8,264	505,013
Scotts Miracle-Gro Class A	3,685	362,973
Sensient Technologies	3,215	236,238
Sherwin-Williams	1,385	634,732
Stepan	2,197	201,926
†Trecora Resources	817	7,819
Tredegar	3,415	56,757
Trinseo	3,760	159,198
†Tronox Holdings Class A	5,862	74,916
Valvoline	8,731	170,516
†Venator Materials	3,553	18,795
Westlake Chemical	2,177	151,214
WR Grace & Co.	3,442	261,971
		16,126,513
Commercial Services & Supplies–1.27%
ABM Industries	4,880	195,200
ACCO Brands	7,956	62,614
ADT	3,017	18,464
†Advanced Disposal Services	5,176	165,166
†ARC Document Solutions	3,148	6,422
Brady Class A	2,770	136,616
Brink's	3,738	303,451
†Casella Waste Systems Class A	3,509	139,062
†CECO Environmental	1,187	11,383
†Cimpress	1,819	165,329
Cintas	3,003	712,582

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Civeo	7,562	$ 13,007
†Clean Harbors	4,340	308,574
†Copart	5,801	433,567
Covanta Holding	11,966	214,311
Deluxe	3,759	152,841
Ennis	3,933	80,705
Healthcare Services Group	4,016	121,765
†Heritage-Crystal Clean	2,134	56,146
Herman Miller	5,536	247,459
HNI	3,300	116,754
†Hudson Technologies	1,167	1,003
†IAA	9,508	368,720
Interface Class A	5,671	86,936
KAR Auction Services	9,508	237,700
Kimball International Class B	3,544	61,772
Knoll	4,930	113,291
LSC Communications	2,753	10,104
Matthews International Class A	3,479	121,243
McGrath RentCorp	2,409	149,719
Mobile Mini	3,771	114,752
MSA Safety	2,159	227,537
Multi-Color	2,340	116,930
†NL Industries	2,090	7,629
†PICO Holdings	1,481	17,209
Pitney Bowes	13,105	56,089
Quad/Graphics	4,623	36,568
Republic Services	10,745	930,947
Rollins	5,703	204,567
RR Donnelley & Sons	1,900	3,743
†SP Plus	1,793	57,251
Steelcase Class A	9,268	158,483
†Stericycle	3,425	163,544
†Team	1,744	26,718
Tetra Tech	3,479	273,275
U.S. Ecology	1,884	112,173
UniFirst	728	137,279
Viad	2,218	146,920
VSE	1,374	39,420
Waste Management	7,876	908,654
		8,551,594
Communications Equipment–1.10%
†Acacia Communications	2,726	128,558
ADTRAN	4,319	65,865
†Applied Optoelectronics	1,210	12,439
†Arista Networks	608	157,849
†CalAmp	3,203	37,411
†Calix	2,250	14,760
†Casa Systems	3,998	25,707
†Ciena	8,129	334,346
Cisco Systems	63,578	3,479,624
†CommScope Holding	9,089	142,970
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
Comtech Telecommunications	2,049	$ 57,597
†Digi International	1,498	18,995
†EchoStar Class A	4,341	192,393
†Extreme Networks	6,236	40,347
†F5 Networks	1,821	265,192
†Finisar	10,473	239,518
†Harmonic	6,256	34,721
†Infinera	18,222	53,026
InterDigital	2,062	132,793
Juniper Networks	9,673	257,592
†Lumentum Holdings	3,600	192,276
Motorola Solutions	2,100	350,133
†NETGEAR	3,396	85,885
†NetScout Systems	6,765	171,763
†Palo Alto Networks	444	90,469
Plantronics	3,142	116,380
†Ribbon Communications	9,487	46,391
Ubiquiti Networks	2,672	351,368
†ViaSat	2,404	194,291
†Viavi Solutions	10,641	141,419
		7,432,078
Construction & Engineering–0.52%
†AECOM	7,935	300,340
†Aegion	3,333	61,327
†Ameresco Class A	3,022	44,514
Arcosa	2,531	95,242
Argan	2,180	88,421
Comfort Systems USA	3,560	181,524
†Construction Partners Class A	2,150	32,293
†Dycom Industries	2,773	163,247
EMCOR Group	3,811	335,749
Fluor	7,505	252,843
†Goldfield	1,529	3,517
Granite Construction	3,849	185,445
†Great Lakes Dredge & Dock	10,048	110,930
†IES Holdings	1,179	22,224
Jacobs Engineering Group	3,866	326,252
†MasTec	5,994	308,871
†MYR Group	1,677	62,636
†Northwest Pipe	539	13,895
†NV5 Global	1,036	84,330
Primoris Services	5,392	112,855
Quanta Services	7,670	292,917
†Sterling Construction	2,101	28,195
†Tutor Perini	6,372	88,380
Valmont Industries	1,274	161,556
†Willscot	9,608	144,504
		3,502,007
Construction Materials–0.20%
Eagle Materials	2,323	215,342

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials (continued)
Martin Marietta Materials	1,669	$ 384,054
†Summit Materials Class A	9,322	179,448
Tecnoglass	1,700	11,033
†U.S. Concrete	1,522	75,628
United States Lime & Minerals	277	22,160
Vulcan Materials	3,325	456,556
		1,344,221
Consumer Finance–1.24%
Ally Financial	17,261	534,918
American Express	12,777	1,577,193
Capital One Financial	9,614	872,374
†Credit Acceptance	1,348	652,203
Discover Financial Services	15,411	1,195,740
†Encore Capital Group	3,155	106,860
†Enova International	4,456	102,711
†EZCORP Class A	4,961	46,981
FirstCash	2,903	290,358
†Green Dot Class A	2,915	142,544
†LendingClub	38,019	124,702
Navient	19,693	268,809
Nelnet Class A	2,278	134,903
OneMain Holdings	8,941	302,295
†PRA Group	5,108	143,739
†Regional Management	567	14,952
Santander Consumer USA Holdings	18,724	448,627
SLM	27,460	266,911
Synchrony Financial	29,712	1,030,115
†World Acceptance	929	152,458
		8,409,393
Containers & Packaging–0.99%
†Amcor	33,170	381,123
AptarGroup	4,565	567,612
Avery Dennison	3,405	393,890
Ball	15,239	1,066,578
†Berry Global Group	8,986	472,574
†Crown Holdings	7,419	453,301
Graphic Packaging Holding	26,971	377,055
Greif Class A	2,348	76,427
Greif Class B	709	30,948
International Paper	19,244	833,650
Myers Industries	4,079	78,602
Owens-Illinois	14,147	244,319
Packaging Corp. of America	5,020	478,506
Sealed Air	5,125	219,248
Silgan Holdings	8,348	255,449
Sonoco Products	7,114	464,829
WestRock	7,171	261,526
		6,655,637
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.23%
Core-Mark Holding	3,924	$ 155,861
Genuine Parts	7,165	742,151
†LKQ	10,451	278,101
Pool	1,906	364,046
Weyco Group	507	13,542
		1,553,701
Diversified Consumer Services–0.52%
†Adtalem Global Education	3,961	178,443
†American Public Education	2,363	69,898
†Bright Horizons Family Solutions	2,578	388,943
†Career Education	6,090	116,136
Carriage Services	1,652	31,405
†Chegg	2,227	85,940
Collectors Universe	466	9,944
†frontdoor	2,859	124,509
Graham Holdings Class B	413	284,982
†Grand Canyon Education	3,284	384,294
H&R Block	7,986	233,990
†Houghton Mifflin Harcourt	13,987	80,565
†K12	2,788	84,783
†Laureate Education Class A	6,158	96,742
†Regis	4,078	67,695
Service Corp. International	11,876	555,559
†ServiceMaster Global Holdings	4,209	219,247
†Sotheby's	3,715	215,953
Strategic Education	1,317	234,426
†Weight Watchers International	1,972	37,665
†Zovio	2,198	7,869
		3,508,988
Diversified Financial Services–1.02%
†Berkshire Hathaway Class B	27,827	5,931,882
†Cannae Holdings	8,010	232,130
Jefferies Financial Group	15,232	292,911
Marlin Business Services	729	18,174
†On Deck Capital	7,801	32,374
Voya Financial	6,997	386,934
		6,894,405
Diversified Telecommunication Services–1.92%
AT&T	154,804	5,187,482
ATN International	1,618	93,407
CenturyLink	46,176	543,030
†Cincinnati Bell	2,697	13,350
Cogent Communications Holdings	2,631	156,176
Consolidated Communications Holdings	6,890	33,968
†Frontier Communications	1,684	2,947
†GCI Liberty Class A	5,698	350,199

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†IDT Class B	1,774	$ 16,800
†Intelsat	5,598	108,881
†Iridium Communications	7,987	185,777
†ORBCOMM	4,983	36,127
†pdvWireless	1,166	54,802
Verizon Communications	96,567	5,516,873
†Vonage Holdings	14,080	159,526
†Zayo Group Holdings	14,569	479,466
		12,938,811
Electric Utilities–0.90%
ALLETE	2,509	208,774
Alliant Energy	3,490	171,289
American Electric Power	2,844	250,300
Avangrid	1,317	66,508
Duke Energy	4,167	367,696
Edison International	4,618	311,299
El Paso Electric	2,884	188,614
Entergy	2,818	290,057
Evergy	3,619	217,683
Eversource Energy	4,693	355,542
Exelon	5,988	287,065
FirstEnergy	6,238	267,049
Hawaiian Electric Industries	6,012	261,823
IDACORP	1,690	169,727
MGE Energy	1,792	130,959
NextEra Energy	2,768	567,052
OGE Energy	5,679	241,698
Otter Tail	2,726	143,960
†PG&E	4,692	107,541
Pinnacle West Capital	2,876	270,603
PNM Resources	4,149	211,226
Portland General Electric	3,574	193,603
PPL	8,504	263,709
Southern	5,454	301,497
Xcel Energy	4,298	255,688
		6,100,962
Electrical Equipment–0.87%
Acuity Brands	2,710	373,736
Allied Motion Technologies	758	28,728
AMETEK	7,178	652,050
†Atkore International Group	3,256	84,233
AZZ	2,373	109,205
†Babcock & Wilcox Enterprises	9,256	3,174
Eaton	7,651	637,175
Emerson Electric	10,709	714,504
Encore Wire	2,296	134,500
EnerSys	2,817	192,964
†Generac Holdings	4,872	338,166
GrafTech International	10,007	115,081
Hubbell	3,699	482,350
LSI Industries	457	1,668
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
nVent Electric	7,760	$ 192,370
Powell Industries	1,009	38,342
Preformed Line Products	449	24,928
Regal Beloit	3,411	278,713
Rockwell Automation	3,377	553,254
†Sensata Technologies Holding	11,913	583,737
†Sunrun	9,740	182,722
†Thermon Group Holdings	3,338	85,620
†TPI Composites	2,494	61,652
†Vicor	1,194	37,074
		5,905,946
Electronic Equipment, Instruments & Components–1.64%
Amphenol Class A	4,851	465,405
†Anixter International	2,817	168,203
†Arlo Technologies	5,053	20,262
†Arrow Electronics	4,841	345,018
Avnet	6,028	272,888
AVX	11,213	186,136
Badger Meter	2,342	139,794
Bel Fuse Class B	886	15,213
Belden	3,941	234,765
Benchmark Electronics	3,326	83,549
CDW	4,006	444,666
Cognex	3,912	187,698
†Coherent	1,139	155,325
†Control4	1,509	35,839
Corning	20,229	672,210
CTS	2,254	62,165
Daktronics	2,615	16,134
Dolby Laboratories Class A	2,941	189,989
†ePlus	1,064	73,352
†Fabrinet	2,893	143,695
†FARO Technologies	1,500	78,870
†Fitbit Class A	21,605	95,062
†Flex	20,706	198,156
FLIR Systems	6,615	357,871
†II-VI	3,887	142,109
†Insight Enterprises	3,069	178,616
†IPG Photonics	1,684	259,757
†Itron	3,186	199,348
Jabil	14,145	446,982
KEMET	6,717	126,347
†Keysight Technologies	6,402	574,964
†Kimball Electronics	2,876	46,706
†Knowles	8,883	162,648
Littelfuse	1,254	221,845
Methode Electronics	3,230	92,281
MTS Systems	2,104	123,147
National Instruments	5,162	216,752
†Novanta	2,049	193,221
†OSI Systems	1,634	184,037
Park Electrochemical	1,422	23,733

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
PC Connection	2,418	$ 84,582
†PCM	1,578	55,293
†Plexus	2,580	150,595
†Rogers	1,055	182,072
†Sanmina	6,838	207,055
†ScanSource	2,416	78,665
SYNNEX	3,349	329,542
TE Connectivity	8,084	774,285
†Tech Data	2,619	273,947
†Trimble	5,743	259,067
†TTM Technologies	9,483	96,727
Vishay Intertechnology	8,859	146,351
†Vishay Precision Group	600	24,378
†Zebra Technologies Class A	2,662	557,662
		11,054,979
Energy Equipment & Services–0.78%
†Apergy	5,096	170,920
Archrock	12,683	134,440
Baker Hughes	9,489	233,714
†Basic Energy Services	2,784	5,290
†C&J Energy Services	7,940	93,533
†Cactus Class A	2,258	74,785
†CARBO Ceramics	560	756
Core Laboratories	2,200	115,016
†Diamond Offshore Drilling	13,993	124,118
DMC Global	1,628	103,134
†Dril-Quip	2,977	142,896
Ensco Rowan Class A	15,933	135,908
†Era Group	1,340	11,176
†Exterran	3,133	44,551
†Forum Energy Technologies	7,605	26,009
†Frank's International	21,445	117,090
†Geospace Technologies	1,182	17,860
Halliburton	17,324	393,948
†Helix Energy Solutions Group	17,552	151,474
Helmerich & Payne	5,797	293,444
†Hornbeck Offshore Services	1,588	1,985
†Independence Contract Drilling	1,955	3,089
†ION Geophysical	673	5,418
†Keane Group	9,800	65,856
†Key Energy Services	754	1,697
†KLX Energy Services Holdings	2,464	50,340
Mammoth Energy Services	2,622	18,039
†Matrix Service	2,351	47,631
†McDermott International	12,868	124,305
Nabors Industries	28,804	83,532
National Oilwell Varco	10,864	241,507
†Natural Gas Services Group	679	11,203
†NCS Multistage Holdings	724	2,570
†Newpark Resources	12,475	92,564
†Nine Energy Service	1,065	18,456
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Noble	19,130	$ 35,773
†Oceaneering International	8,932	182,123
†Oil States International	5,610	102,663
†Pacific Drilling	300	3,780
Patterson-UTI Energy	14,628	168,368
†Pioneer Energy Services	5,840	1,477
†ProPetro Holding	8,008	165,766
RPC	7,313	52,727
Schlumberger	11,426	454,069
†SEACOR Holdings	2,396	113,834
†SEACOR Marine Holdings	1,843	27,571
†Select Energy Services Class A	9,056	105,140
Solaris Oilfield Infrastructure Class A	2,100	31,458
†Superior Energy Services	11,331	14,730
TechnipFMC	13,408	347,804
†TETRA Technologies	6,409	10,447
†Tidewater	3,355	78,775
†Transocean	21,123	135,398
U.S. Silica Holdings	8,053	102,998
		5,293,155
Entertainment–1.34%
Activision Blizzard	6,894	325,397
AMC Entertainment Holdings Class A	6,725	62,744
Cinemark Holdings	8,197	295,912
†Electronic Arts	2,857	289,300
†Glu Mobile	4,125	29,618
†IMAX	5,889	118,958
Lions Gate Entertainment Class A	6,284	76,979
Lions Gate Entertainment Class B	6,330	73,491
†Live Nation Entertainment	5,276	349,535
†Madison Square Garden Class A	1,022	286,099
Marcus	2,001	65,953
†Netflix	1,478	542,899
†Reading International Class A	1,404	18,224
†Rosetta Stone	700	16,016
†Take-Two Interactive Software	1,987	225,584
Viacom Class A	672	22,915
Viacom Class B	18,622	556,239
Walt Disney	37,964	5,301,293
World Wrestling Entertainment Class A	1,759	127,017
†Zynga Class A	41,823	256,375
		9,040,548

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts–0.01%
Alexander & Baldwin	2,858	$ 66,020
		66,020
Food & Staples Retailing–1.30%
Andersons	2,422	65,975
†BJ's Wholesale Club Holdings	5,029	132,766
Casey's General Stores	2,858	445,819
†Chefs' Warehouse	2,797	98,091
Costco Wholesale	6,950	1,836,607
Ingles Markets Class A	1,907	59,365
Kroger	42,500	922,675
†Natural Grocers by Vitamin Cottage	2,445	24,572
†Performance Food Group	8,173	327,165
PriceSmart	2,449	125,193
†Rite Aid	1,528	12,239
SpartanNash	3,365	39,270
†Sprouts Farmers Market	9,046	170,879
Sysco	8,552	604,797
†U.S. Foods Holding	10,600	379,056
†United Natural Foods	3,773	33,844
Village Super Market Class A	880	23,329
Walgreens Boots Alliance	20,593	1,125,819
Walmart	20,101	2,220,960
Weis Markets	2,988	108,793
		8,757,214
Food Products–1.68%
Alico	310	9,405
Archer-Daniels-Midland	16,832	686,746
B&G Foods Class A	4,796	99,757
Bunge	7,479	416,655
Calavo Growers	1,639	158,557
Cal-Maine Foods	4,014	167,464
Campbell Soup	10,618	425,463
Conagra Brands	17,381	460,944
†Darling Ingredients	12,541	249,440
Dean Foods	6,682	6,173
†Farmer Brothers	1,079	17,663
Flowers Foods	11,779	274,097
Fresh Del Monte Produce	4,507	121,464
General Mills	13,416	704,608
†Hain Celestial Group	4,249	93,053
Hershey	4,404	590,268
Hormel Foods	10,944	443,670
†Hostess Brands	11,047	159,519
Ingredion	4,964	409,480
J&J Snack Foods	1,165	187,507
JM Smucker	3,964	456,613
John B Sanfilippo & Son	872	69,490
Kellogg	11,740	628,912
Kraft Heinz	9,121	283,116
Lamb Weston Holdings	1,825	115,632
Lancaster Colony	1,375	204,325
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Landec	2,083	$ 19,518
†Lifeway Foods	699	2,544
Limoneira	992	19,780
McCormick & Co Non-Voting Shares	4,200	651,042
Mondelez International Class A	13,538	729,698
†Pilgrim's Pride	12,586	319,559
†Post Holdings	5,163	536,797
Sanderson Farms	1,711	233,654
Seaboard	55	227,521
†Seneca Foods Class A	364	10,130
†Simply Good Foods	6,162	148,381
Tootsie Roll Industries	1,505	55,580
†TreeHouse Foods	4,349	235,281
Tyson Foods Class A	9,216	744,100
		11,373,606
Gas Utilities–0.25%
Atmos Energy	1,840	194,230
Chesapeake Utilities	1,108	105,282
National Fuel Gas	2,570	135,568
New Jersey Resources	4,338	215,902
Northwest Natural Holding	1,838	127,741
ONE Gas	2,252	203,356
South Jersey Industries	4,505	151,954
Southwest Gas Holdings	1,839	164,811
Spire	2,561	214,919
UGI	3,015	161,031
		1,674,794
Health Care Equipment & Supplies–2.19%
Abbott Laboratories	15,798	1,328,612
†ABIOMED	714	185,990
†Accuray	4,267	16,513
†Align Technology	1,584	433,541
†AngioDynamics	3,064	60,330
Atrion	84	71,630
†Avanos Medical	3,726	162,491
Baxter International	5,365	439,394
Becton Dickinson & Co.	2,608	657,242
†Boston Scientific	7,929	340,789
Cantel Medical	2,139	172,489
CONMED	2,222	190,137
Cooper	1,351	455,138
†CryoLife	2,557	76,531
†Cutera	403	8,374
Danaher	6,536	934,125
Dentsply Sirona	8,982	524,190
†DexCom	500	74,920
†Edwards Lifesciences	1,760	325,143
†Globus Medical Class A	3,851	162,897
†Haemonetics	2,807	337,794
†Heska	416	35,431

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Hill-Rom Holdings	3,704	$ 387,513
†Hologic	13,363	641,691
†ICU Medical	621	156,436
†IDEXX Laboratories	1,391	382,984
†Inogen	544	36,318
†Insulet	327	39,037
†Integer Holdings	2,023	169,770
†Integra LifeSciences Holdings	4,931	275,396
†Intuitive Surgical	488	255,980
Invacare	2,243	11,641
†Lantheus Holdings	3,024	85,579
LeMaitre Vascular	1,009	28,232
†LivaNova	1,899	136,652
†Masimo	1,480	220,254
Medtronic	13,278	1,293,145
Meridian Bioscience	2,980	35,402
†Merit Medical Systems	2,381	141,812
Mesa Laboratories	195	47,646
†Natus Medical	2,866	73,628
†Neogen	1,290	80,122
†NuVasive	1,921	112,455
†Nuvectra	338	1,132
†OraSure Technologies	3,929	36,461
†Orthofix Medical	1,631	86,247
†Oxford Immunotec Global	1,586	21,823
†Penumbra	250	40,000
†Quidel	1,784	105,827
ResMed	2,939	358,646
†RTI Surgical	5,064	21,522
†SeaSpine Holdings	660	8,745
†STERIS	2,005	298,504
Stryker	2,695	554,038
†Surmodics	576	24,866
Teleflex	1,116	369,564
Utah Medical Products	304	29,093
†Varex Imaging	2,809	86,096
†Varian Medical Systems	1,862	253,474
West Pharmaceutical Services	2,048	256,307
†Wright Medical Group	3,860	115,105
Zimmer Biomet Holdings	4,247	500,042
		14,772,886
Health Care Providers & Services–2.67%
†Acadia Healthcare	6,534	228,363
†Addus HomeCare	1,037	77,723
†Amedisys	2,192	266,131
†American Renal Associates Holdings	1,885	14,024
AmerisourceBergen	7,271	619,926
†AMN Healthcare Services	4,312	233,926
Anthem	4,512	1,273,332
†Apollo Medical Holdings	699	11,680
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†BioScrip	3,413	$ 8,874
†BioTelemetry	1,654	79,640
†Brookdale Senior Living	18,477	133,219
†Capital Senior Living	1,634	8,219
Cardinal Health	9,304	438,218
†Centene	8,936	468,604
Chemed	949	342,437
†Cigna	9,457	1,489,950
†Community Health Systems	5,888	15,721
†CorVel	1,434	124,772
†Covetrus	2,511	61,419
†Cross Country Healthcare	2,183	20,477
CVS Health	18,788	1,023,758
†DaVita	6,324	355,788
†Diplomat Pharmacy	8,370	50,973
Encompass Health	8,500	538,560
Ensign Group	4,466	254,205
†Enzo Biochem	4,475	15,081
†Five Star Senior Living	461	213
†Guardant Health	654	56,460
†Hanger	1,874	35,887
HCA Healthcare	1,747	236,142
†HealthEquity	1,296	84,758
†Henry Schein	5,092	355,931
Humana	2,098	556,599
†Laboratory Corp of America Holdings	3,195	552,416
†LHC Group	2,237	267,501
†Magellan Health	2,574	191,068
McKesson	6,312	848,270
†MEDNAX	6,230	157,183
†Molina Healthcare	3,980	569,697
National HealthCare	1,341	108,822
National Research Class A	1,656	95,369
Owens & Minor	4,089	13,085
Patterson	8,147	186,566
†PetIQ	1,642	54,120
†Premier Class A	5,444	212,915
†Providence Service	1,393	79,875
Quest Diagnostics	4,224	430,045
†Quorum Health	1,472	2,046
†RadNet	3,391	46,762
†Select Medical Holdings	11,079	175,824
†Surgery Partners	2,617	21,302
†Tenet Healthcare	7,697	159,020
†Tivity Health	4,989	82,019
†Triple-S Management Class B	2,752	65,635
U.S. Physical Therapy	663	81,264
UnitedHealth Group	13,469	3,286,571
Universal Health Services Class B	3,346	436,285
†WellCare Health Plans	1,638	466,945
		18,071,615

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.30%
†Allscripts Healthcare Solutions	17,867	$ 207,793
†Castlight Health Class B	4,422	14,283
Cerner	11,189	820,154
Computer Programs & Systems	313	8,698
†Evolent Health Class A	8,471	67,344
†HealthStream	2,713	70,158
†HMS Holdings	3,921	127,001
†Inovalon Holdings Class A	2,237	32,459
†Inspire Medical Systems	1,424	86,366
†Medidata Solutions	982	88,881
†NextGen Healthcare	5,227	104,017
†Omnicell	1,955	168,189
†Teladoc Health	1,764	117,147
†Veeva Systems Class A	886	143,630
		2,056,120
Hotels, Restaurants & Leisure–2.16%
Aramark	15,277	550,889
BBX Capital	5,112	25,100
†Biglari Holdings Class A	5	2,653
†Biglari Holdings Class B	131	13,606
BJ's Restaurants	2,258	99,216
Bloomin' Brands	6,385	120,740
Boyd Gaming	3,072	82,760
Brinker International	2,294	90,269
†Caesars Entertainment	14,556	172,052
Carnival	8,041	374,308
†Carrols Restaurant Group	3,714	33,537
Cheesecake Factory	4,371	191,100
†Chipotle Mexican Grill	686	502,756
Choice Hotels International	2,305	200,558
Churchill Downs	1,556	179,049
†Chuy's Holdings	1,208	27,687
Cracker Barrel Old Country Store	1,986	339,070
Darden Restaurants	3,882	472,556
Dave & Buster's Entertainment	3,378	136,708
†Del Frisco's Restaurant Group	2,542	20,234
†Del Taco Restaurants	2,099	26,909
†Denny's	3,309	67,934
Dine Brands Global	1,438	137,286
Domino's Pizza	603	167,803
†Drive Shack	2,401	11,261
Dunkin' Brands Group	3,151	251,009
†El Pollo Loco Holdings	3,403	36,276
†Eldorado Resorts	3,038	139,961
Extended Stay America	8,699	146,926
†Fiesta Restaurant Group	1,638	21,523
†Habit Restaurants Class A	628	6,588
†Hilton Grand Vacations	7,362	234,259
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings	7,642	$ 746,929
Hyatt Hotels Class A	1,871	142,439
International Game Technology	8,417	109,168
Jack in the Box	1,505	122,492
Las Vegas Sands	8,336	492,574
†Lindblad Expeditions Holdings	3,242	58,194
Marriott International Class A	4,886	685,457
Marriott Vacations Worldwide	3,030	292,092
McDonald's	4,575	950,044
MGM Resorts International	14,466	413,294
Nathan's Famous	298	23,280
†Norwegian Cruise Line Holdings	9,314	499,510
Papa John's International	1,423	63,636
†Penn National Gaming	4,655	89,655
†Planet Fitness Class A	4,259	308,522
†Playa Hotels & Resorts	8,515	65,651
†PlayAGS	1,440	28,008
†Potbelly	1,460	7,431
†Red Lion Hotels	900	6,399
†Red Robin Gourmet Burgers	1,284	39,252
Red Rock Resorts Class A	5,032	108,087
Royal Caribbean Cruises	5,426	657,685
Ruth's Hospitality Group	3,701	84,050
†Scientific Games Class A	3,331	66,020
†SeaWorld Entertainment	8,077	250,387
†Shake Shack Class A	1,683	121,513
Six Flags Entertainment	3,105	154,256
Speedway Motorsports	3,631	67,355
Starbucks	12,201	1,022,810
Texas Roadhouse	4,309	231,264
Vail Resorts	1,126	251,301
Wendy's	13,624	266,758
Wingstop	1,345	127,439
Wyndham Destinations	3,985	174,941
Wyndham Hotels & Resorts	5,462	304,452
Wynn Resorts	3,365	417,226
Yum Brands	2,207	244,249
		14,576,403
Household Durables–0.97%
Bassett Furniture Industries	722	11,010
†Beazer Homes USA	5,198	49,953
†Cavco Industries	841	132,491
†Century Communities	4,298	114,241
†CSS Industries	543	2,650
DR Horton	15,093	650,961
Ethan Allen Interiors	3,964	83,482
Flexsteel Industries	419	7,148
Garmin	4,366	348,407
†GoPro Class A	2,100	11,466

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Green Brick Partners	3,200	$ 26,592
Hamilton Beach Brands Holding Class A	652	12,421
†Helen of Troy	1,664	217,302
Hooker Furniture	831	17,135
†Installed Building Products	1,990	117,848
†iRobot	2,378	217,920
KB Home	5,148	132,458
La-Z-Boy	4,782	146,616
Leggett & Platt	4,994	191,620
Lennar Class A	9,688	469,480
Lennar Class B	563	21,681
†LGI Homes	2,016	144,003
†Libbey	1,451	2,699
Lifetime Brands	785	7,426
†M/I Homes	1,091	31,137
MDC Holdings	6,267	205,432
†Meritage Homes	2,325	119,365
†Mohawk Industries	2,115	311,899
†New Home	448	1,725
Newell Brands	9,462	145,904
†NVR	36	121,329
PulteGroup	19,545	618,013
†Roku	728	65,942
†Skyline Champion	4,969	136,051
†Taylor Morrison Home Class A	8,011	167,911
†Tempur Sealy International	3,929	288,271
Toll Brothers	7,489	274,247
†TopBuild	2,631	217,741
†TRI Pointe Group	8,843	105,851
Tupperware Brands	2,421	46,072
†Turtle Beach	601	6,948
†Universal Electronics	1,209	49,593
Whirlpool	2,778	395,476
†William Lyon Homes Class A	3,430	62,529
†ZAGG	2,221	15,458
		6,523,904
Household Products–0.85%
†Central Garden & Pet	894	24,093
†Central Garden & Pet Class A	4,361	107,455
Church & Dwight	8,080	590,325
Clorox	3,633	556,249
Colgate-Palmolive	5,372	385,011
Energizer Holdings	3,952	152,705
Kimberly-Clark	2,874	383,047
Oil-Dri Corp. of America	282	9,599
Procter & Gamble	29,831	3,270,969
Spectrum Brands Holdings	2,849	153,191
WD-40	775	123,256
		5,755,900
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.29%
AES	17,784	$ 298,060
†Atlantic Power	7,500	18,150
Atlantica Yield	7,530	170,705
Clearway Energy Class A	2,006	32,457
Clearway Energy Class C	3,534	59,583
NRG Energy	13,106	460,283
Ormat Technologies	2,822	178,887
Pattern Energy Group Class A	6,775	156,435
TerraForm Power Class A	10,576	151,237
Vistra Energy	18,296	414,221
		1,940,018
Industrial Conglomerates–0.70%
3M	8,785	1,522,792
Carlisle	3,373	473,603
General Electric	57,128	599,844
Honeywell International	9,898	1,728,092
Raven Industries	3,094	111,012
Roper Technologies	850	311,321
		4,746,664
Insurance–3.55%
Aflac	15,848	868,629
†Alleghany	532	362,351
Allstate	6,598	670,951
†Ambac Financial Group	2,234	37,643
American Equity Investment Life Holding	7,529	204,488
American Financial Group	3,402	348,603
American International Group	13,156	700,952
American National Insurance	1,541	179,480
AMERISAFE	1,468	93,614
Aon	3,987	769,411
†Arch Capital Group	11,382	422,045
Argo Group International Holdings	2,598	192,382
Arthur J. Gallagher & Co.	5,072	444,256
Assurant	3,264	347,224
Assured Guaranty	5,886	247,683
†Athene Holding Class A	8,668	373,244
Axis Capital Holdings	4,046	241,344
†Brighthouse Financial	5,987	219,663
Brown & Brown	15,250	510,875
Chubb	6,233	918,059
Cincinnati Financial	4,747	492,121
CNA Financial	800	37,656
CNO Financial Group	6,176	103,016
Crawford & Co. Class A	1,300	13,689
Crawford & Co. Class B	2,614	24,336
Donegal Group Class A	996	15,209
†eHealth	1,984	170,822
EMC Insurance Group	1,480	53,324

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Employers Holdings	3,289	$ 139,026
†Enstar Group	1,075	187,351
Erie Indemnity Class A	1,777	451,856
Everest Re Group	1,360	336,165
FBL Financial Group Class A	1,968	125,558
FedNat Holding	630	8,990
Fidelity National Financial	7,732	311,600
First American Financial	6,407	344,056
†Genworth Financial Class A	22,919	85,029
Global Indemnity	1,056	32,694
†Greenlight Capital Re Class A	1,907	16,190
†Hallmark Financial Services	1,100	15,653
Hanover Insurance Group	2,039	261,604
Hartford Financial Services Group	16,135	899,042
HCI Group	887	35,897
Heritage Insurance Holdings	4,237	65,292
Horace Mann Educators	3,431	138,235
Independence Holding	654	25,323
Investors Title	124	20,708
James River Group Holdings	3,525	165,323
Kemper	3,591	309,867
Kinsale Capital Group	936	85,625
Loews	9,293	508,048
Maiden Holdings	5,521	3,533
†Markel	500	544,800
Marsh & McLennan	7,758	773,861
Mercury General	4,124	257,750
MetLife	11,767	584,467
National General Holdings	7,115	163,218
National Western Life Group Class A	298	76,586
†NI Holdings	863	15,197
Old Republic International	16,763	375,156
Primerica	3,375	404,831
Principal Financial Group	10,514	608,971
ProAssurance	5,089	183,764
Progressive	11,456	915,678
Protective Insurance Class B	771	13,392
Prudential Financial	6,044	610,444
Reinsurance Group of America	2,470	385,394
RenaissanceRe Holdings	2,040	363,140
RLI	2,059	176,477
Safety Insurance Group	1,159	110,256
Selective Insurance Group	3,458	258,970
State Auto Financial	4,199	146,965
Stewart Information Services	1,688	68,347
†Third Point Reinsurance	9,845	101,600
Tiptree Financial Class A	1,600	10,080
Torchmark	3,421	306,043
Travelers	6,800	1,016,736
United Fire Group	2,734	132,490
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
United Insurance Holdings	4,881	$ 69,603
Universal Insurance Holdings	3,924	109,480
Unum Group	9,940	333,487
White Mountains Insurance Group	255	260,472
Willis Towers Watson	3,133	600,095
WR Berkley	5,500	362,615
		23,976,100
Interactive Media & Services–1.81%
†Alphabet Class A	2,706	2,930,057
†Alphabet Class C	2,823	3,051,409
†ANGI Homeservices Class A	1,639	21,323
†Care.com	2,011	22,081
†Cargurus	1,340	48,387
†Cars.com	6,651	131,158
†DHI Group	3,155	11,263
†Facebook Class A	23,678	4,569,854
†InterActiveCorp	1,003	218,183
†Liberty TripAdvisor Holdings Class A	5,610	69,564
Match Group	1,908	128,351
†Meet Group	4,249	14,787
†QuinStreet	3,300	52,305
†Snap Class A	11,775	168,382
†TripAdvisor	4,445	205,759
†TrueCar	6,947	37,931
†Twitter	3,136	109,446
†Yelp	3,429	117,203
†Zedge Class B	591	975
†Zillow Group Class A	1,331	60,907
†Zillow Group Class C	5,458	253,197
		12,222,522
Internet & Direct Marketing Retail–2.74%
†1-800-Flowers.com Class A	4,321	81,581
†Amazon.com	7,434	14,077,245
†Booking Holdings	703	1,317,921
†Duluth Holdings Class B	753	10,233
eBay	15,912	628,524
†Etsy	2,606	159,930
Expedia Group	5,306	705,857
†Groupon	52,099	186,514
†GrubHub	2,780	216,812
†Lands' End	2,935	35,866
†Liberty Expedia Holdings Class A	3,606	172,331
†Liquidity Services	1,758	10,706
†Overstock.com	1,526	20,754
PetMed Express	1,442	22,596
†Quotient Technology	9,821	105,478
†Qurate Retail	19,960	247,304
†Rubicon Project	543	3,454
†Shutterfly	3,278	165,703

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
Shutterstock	2,288	$ 89,667
†Stamps.com	864	39,113
†Wayfair Class A	1,590	232,140
		18,529,729
IT Services–4.27%
Accenture Class A	9,737	1,799,106
†Akamai Technologies	4,923	394,529
Alliance Data Systems	2,682	375,829
Amdocs	5,140	319,143
Automatic Data Processing	6,362	1,051,829
†Black Knight	7,397	444,930
Booz Allen Hamilton Holding	6,927	458,637
Broadridge Financial Solutions	3,987	509,060
†CACI International Class A	1,159	237,120
†Carbonite	2,706	70,464
†Cardtronics Class A	4,756	129,934
Cass Information Systems	1,074	52,068
Cognizant Technology Solutions Class A	9,382	594,725
†Conduent	11,528	110,554
†CoreLogic	6,096	254,996
CSG Systems International	2,863	139,800
DXC Technology	10,898	601,025
†Endurance International Group Holdings	9,665	46,392
†EPAM Systems	1,122	194,218
†Euronet Worldwide	3,207	539,546
EVERTEC	6,669	218,076
†ExlService Holdings	2,649	175,178
Fidelity National Information Services	5,869	720,009
†First Data Class A	20,120	544,648
†Fiserv	5,831	531,554
†FleetCor Technologies	3,713	1,042,796
†Gartner	1,833	295,003
Genpact	11,702	445,729
Global Payments	3,124	500,246
†GoDaddy Class A	3,455	242,368
†GTT Communications	3,367	59,259
Hackett Group	2,748	46,139
†Internap	676	2,035
International Business Machines	17,466	2,408,561
Jack Henry & Associates	2,216	296,767
KBR	12,654	315,591
Leidos Holdings	4,371	349,024
†Limelight Networks	3,333	8,999
†LiveRamp Holdings	4,679	226,838
ManTech International Class A	2,055	135,322
Mastercard Class A	12,576	3,326,729
MAXIMUS	4,397	318,958
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†MongoDB	338	$ 51,406
NIC	3,826	61,369
†Okta	562	69,413
Paychex	4,919	404,785
†PayPal Holdings	5,888	673,940
†Perficient	2,585	88,717
Perspecta	11,521	269,707
†PFSweb	867	3,511
Presidio	4,554	62,253
†PRGX Global	1,040	6,989
Sabre	15,264	338,861
Science Applications International	4,049	350,481
†Square Class A	731	53,019
†StarTek	1,400	11,438
†Sykes Enterprises	3,944	108,302
Total System Services	5,212	668,543
TTEC Holdings	3,257	151,744
†Twilio Class A	934	127,351
†Unisys	1,659	16,125
†VeriSign	1,786	373,560
†Virtusa	1,810	80,418
Visa Class A	18,269	3,170,585
Western Union	14,480	288,007
†WEX	2,035	423,484
†Worldpay Class A	3,558	436,033
		28,823,775
Leisure Products–0.24%
Acushnet Holdings	5,195	136,421
†American Outdoor Brands	7,215	65,007
Brunswick	5,296	243,033
Callaway Golf	6,732	115,521
Clarus	1,200	17,328
Hasbro	3,451	364,702
Johnson Outdoors Class A	1,230	91,721
†Malibu Boats Class A	1,584	61,538
Marine Products	2,133	32,934
†Mastercraft Boat Holgings	1,439	28,190
†Mattel	7,163	80,297
†Nautilus	3,253	7,189
Polaris Industries	3,553	324,140
†Vista Outdoor	8,211	72,914
		1,640,935
Life Sciences Tools & Services–0.86%
Agilent Technologies	7,024	524,482
†Bio-Rad Laboratories Class A	747	233,505
Bio-Techne	1,047	218,289
Bruker	8,583	428,721
†Cambrex	2,850	133,408
†Charles River Laboratories International	3,473	492,819
†Illumina	638	234,880

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†IQVIA Holdings	2,534	$ 407,721
Luminex	3,980	82,147
†Medpace Holdings	2,523	165,055
†Mettler-Toledo International	705	592,200
†NeoGenomics	2,833	62,156
PerkinElmer	2,397	230,927
†PRA Health Sciences	2,803	277,917
†Syneos Health	5,635	287,892
Thermo Fisher Scientific	3,670	1,077,806
†Waters	1,785	384,203
		5,834,128
Machinery–3.62%
Actuant Class A	5,276	130,898
AGCO	4,680	363,028
Alamo Group	871	87,039
Albany International Class A	2,141	177,510
Allison Transmission Holdings	7,945	368,251
Altra Industrial Motion	3,057	109,685
Astec Industries	2,898	94,359
Barnes Group	3,140	176,908
†Blue Bird	812	15,988
Briggs & Stratton	4,397	45,025
Caterpillar	13,483	1,837,598
†Chart Industries	1,938	148,993
†CIRCOR International	1,941	89,286
†Colfax	7,284	204,171
Columbus McKinnon	1,631	68,453
†Commercial Vehicle Group	4,182	33,540
Crane	4,090	341,270
Cummins	8,107	1,389,053
Deere & Co.	6,758	1,119,868
Donaldson	7,438	378,297
Douglas Dynamics	2,086	83,002
Dover	7,026	704,005
EnPro Industries	2,155	137,575
ESCO Technologies	1,884	155,656
†Evoqua Water Technologies	1,915	27,270
Federal Signal	5,085	136,024
Flowserve	6,513	343,170
Fortive	7,118	580,259
Franklin Electric	2,894	137,465
†FreightCar America	1,097	6,439
†Gardner Denver Holdings	12,963	448,520
Gorman-Rupp	2,146	70,453
Graco	8,921	447,656
Graham	501	10,125
Greenbrier	2,807	85,333
†Harsco	8,374	229,783
Helios Technologies	3,251	150,879
Hillenbrand	5,874	232,434
Hurco	300	10,668
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Hyster-Yale Materials Handling	834	$ 46,087
IDEX	2,900	499,206
Illinois Tool Works	5,090	767,623
Ingersoll-Rand	5,122	648,804
ITT	6,595	431,841
John Bean Technologies	1,844	223,364
Kadant	1,291	117,236
Kennametal	6,189	228,931
†LB Foster Class A	762	20,833
Lincoln Electric Holdings	3,689	303,678
Lindsay	939	77,195
†Lydall	1,558	31,472
†Manitowoc	4,595	81,791
†Meritor	5,751	139,462
†Middleby	3,292	446,724
†Milacron Holdings	8,649	119,356
Miller Industries	637	19,588
Mueller Industries	5,954	174,274
Mueller Water Products Class A	12,388	121,650
†Navistar International	5,881	202,600
NN	5,648	55,124
Nordson	3,551	501,792
Omega Flex	460	35,333
Oshkosh	5,048	421,458
PACCAR	16,952	1,214,780
Parker-Hannifin	4,839	822,678
Park-Ohio Holdings	1,241	40,444
Pentair	10,386	386,359
†Proto Labs	1,067	123,793
†RBC Bearings	901	150,296
REV Group	6,172	88,939
†Rexnord	6,889	208,186
Snap-on	2,213	366,561
Spartan Motors	2,371	25,986
†SPX	3,696	122,042
†SPX FLOW	3,749	156,933
Standex International	1,093	79,942
Stanley Black & Decker	4,062	587,406
Tennant	1,973	120,748
Terex	4,483	140,766
Timken	4,369	224,304
Titan International	6,689	32,709
Toro	5,792	387,485
†TriMas	3,116	96,503
Trinity Industries	9,842	204,221
†Twin Disc	600	9,060
Wabash National	4,805	78,177
†WABCO Holdings	3,411	452,299
Wabtec	3,986	286,035
Watts Water Technologies Class A	1,597	148,808
†Welbilt	6,195	103,456

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Woodward	3,381	$ 382,594
Xylem	6,675	558,297
		24,491,165
Marine–0.08%
Costamare	9,757	50,054
†Eagle Bulk Shipping	3,776	19,786
†Genco Shipping & Trading	2,086	17,606
Golden Ocean Group	4,204	24,425
†Kirby	2,999	236,921
Matson	4,287	166,550
Scorpio Bulkers	5,333	24,532
		539,874
Media–2.22%
†Altice USA Class A	24,937	607,216
†AMC Networks Class A	3,099	168,864
†Boston Omaha Class A	1,027	23,775
Cable One	331	387,598
CBS Class B	12,502	623,850
†Central European Media Enterprises Class A	4,800	20,928
†Charter Communications Class A	4,049	1,600,084
Comcast Class A	113,085	4,781,234
†comScore	4,616	23,819
†Cumulus Media Class A	600	11,130
†Discovery Class A	5,913	181,529
†Discovery Class C	10,454	297,416
†DISH Network Class A	10,822	415,673
Emerald Expositions Events	6,001	66,911
Entercom Communications Class A	12,190	70,702
Entravision Communications Class A	4,034	12,586
EW Scripps Class A	5,690	87,000
†Fluent	1,021	5,493
†Fox Class A	8,342	305,651
†Fox Class B	3,549	129,645
Gannett	9,937	81,086
†Gray Television	7,862	128,858
†Hemisphere Media Group	308	3,979
Interpublic Group	7,090	160,163
John Wiley & Sons Class A	3,420	156,841
†Liberty Broadband Class A	907	93,276
†Liberty Broadband Class C	4,517	470,762
†Liberty Latin America Class A	1,600	27,568
†Liberty Latin America Class C	9,575	164,594
†Liberty Media-Liberty Braves Class A	161	4,476
†Liberty Media-Liberty Braves Class C	1,514	42,347
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Media-Liberty Formula One Class A	1,504	$ 53,933
†Liberty Media-Liberty Formula One Class C	7,769	290,638
†Liberty Media-Liberty SiriusXM Class A	3,100	117,211
†Liberty Media-Liberty SiriusXM Class C	6,835	259,593
†Loral Space & Communications	853	29,437
Meredith	2,966	163,308
†MSG Networks Class A	4,884	101,294
National CineMedia	6,168	40,462
New Media Investment Group	6,202	58,547
New York Times Class A	6,656	217,119
News Class A	19,046	256,931
News Class B	8,462	118,130
Nexstar Media Group Class A	3,557	359,257
Omnicom Group	8,049	659,616
Saga Communications Class A	635	19,837
Scholastic	3,218	106,966
Sinclair Broadcast Group Class A	6,006	322,102
Sirius XM Holdings	22,236	124,077
†TechTarget	2,724	57,885
TEGNA	17,113	259,262
Tribune Media Class A	3,843	177,623
Tribune Publishing	3,161	25,193
†Urban One	4,509	8,838
		14,982,313
Metals & Mining–0.85%
†AK Steel Holding	14,640	34,697
†Alcoa	11,273	263,901
†Allegheny Technologies	9,446	238,039
†Ampco-Pittsburgh	782	3,152
Carpenter Technology	3,755	180,165
†Century Aluminum	10,065	69,549
Cleveland-Cliffs	20,537	219,130
†Coeur Mining	22,330	96,912
Commercial Metals	11,541	206,007
Compass Minerals International	3,198	175,730
Ferroglobe	9,406	15,990
Freeport-McMoRan	58,126	674,843
Global Brass & Copper Holdings	2,600	113,698
Gold Resource	3,674	12,418
Haynes International	2,063	65,624
Hecla Mining	47,753	85,956
Kaiser Aluminum	589	57,492
Materion	1,779	120,634

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Newmont Mining	14,800	$ 569,356
Nucor	11,082	610,618
Olympic Steel	623	8,504
Reliance Steel & Aluminum	3,940	372,803
Royal Gold	2,859	293,019
†Ryerson Holding	2,843	23,682
Schnitzer Steel Industries Class A	3,611	94,500
Southern Copper	3,131	121,639
Steel Dynamics	13,428	405,526
†SunCoke Energy	6,128	54,417
†TimkenSteel	6,202	50,422
United States Steel	12,149	186,001
†Universal Stainless & Alloy Products	352	5,632
Warrior Met Coal	5,010	130,861
Worthington Industries	4,428	178,271
		5,739,188
Multiline Retail–0.65%
Big Lots	4,696	134,353
Dillard's Class A	1,631	101,579
Dollar General	5,010	677,152
†Dollar Tree	7,641	820,567
†JC Penney	20,415	23,273
Kohl's	9,455	449,585
Macy's	17,805	382,095
Nordstrom	8,818	280,941
†Ollie's Bargain Outlet Holdings	1,810	157,669
Target	15,928	1,379,524
†Tuesday Morning	170	287
		4,407,025
Multi-Utilities–0.54%
Ameren	3,476	261,082
Avista	2,686	119,796
Black Hills	3,383	264,449
CenterPoint Energy	8,353	239,146
CMS Energy	4,857	281,269
Consolidated Edison	3,557	311,878
Dominion Energy	4,447	343,842
DTE Energy	2,471	315,991
MDU Resources Group	10,452	269,662
NiSource	8,137	234,346
NorthWestern	2,419	174,531
Public Service Enterprise Group	3,664	215,516
Sempra Energy	1,491	204,923
Unitil	1,166	69,832
WEC Energy Group	4,291	357,741
		3,664,004
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–4.90%
†Abraxas Petroleum	10,604	$ 10,922
Anadarko Petroleum	7,368	519,886
Antero Midstream	22,138	253,702
†Antero Resources	13,414	74,179
Apache	21,053	609,905
Arch Coal Class A	1,849	174,194
†Ardmore Shipping	2,791	22,747
Berry Petroleum	3,410	36,146
†Bonanza Creek Energy	1,860	38,837
Cabot Oil & Gas	16,926	388,621
†California Resources	3,546	69,785
†Callon Petroleum	23,784	156,737
†Carrizo Oil & Gas	7,644	76,593
†Centennial Resource Development Class A	17,052	129,425
†Cheniere Energy	4,284	293,240
†Chesapeake Energy	74,322	144,928
Chevron	37,009	4,605,400
Cimarex Energy	3,598	213,469
†Clean Energy Fuels	20,933	55,891
†CNX Resources	20,491	149,789
Concho Resources	6,615	682,536
ConocoPhillips	33,804	2,062,044
†CONSOL Energy	2,615	69,585
†Contango Oil & Gas	934	1,625
†Continental Resources	7,040	296,314
†Contura Energy	661	34,306
CVR Energy	6,732	336,533
Delek US Holdings	6,818	276,265
†Denbury Resources	37,494	46,493
Devon Energy	16,719	476,826
DHT Holdings	15,813	93,455
Diamondback Energy	5,520	601,514
†Dorian LPG	6,070	54,751
EnLink Midstream	14,662	147,940
EOG Resources	16,362	1,524,284
EQT	7,712	121,927
†Equitrans Midstream	2,396	47,225
Evolution Petroleum	2,220	15,873
†Extraction Oil & Gas	7,998	34,631
Exxon Mobil	74,304	5,693,916
GasLog	6,595	94,968
Green Plains	4,617	49,771
†Gulfport Energy	14,171	69,580
†Halcon Resources	12,265	2,168
Hallador Energy	143	805
Hess	9,912	630,106
†HighPoint Resources	10,171	18,511
HollyFrontier	8,674	401,433
†International Seaways	2,758	52,402
†Jagged Peak Energy	4,575	37,835
Kinder Morgan	41,771	872,179
Kosmos Energy	26,917	168,770
†Laredo Petroleum	18,593	53,920

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Oil	39,984	$ 568,173
Marathon Petroleum	14,494	809,925
†Matador Resources	8,938	177,687
†Midstates Petroleum	1,381	8,134
†Montage Resources	889	5,423
Murphy Oil	13,142	323,950
NACCO Industries Class A	326	16,932
Noble Energy	17,276	386,982
†Northern Oil and Gas	30,630	59,116
†Oasis Petroleum	23,821	135,303
Occidental Petroleum	21,596	1,085,847
ONEOK	10,761	740,464
†Overseas Shipholding Group Class A	5,002	9,404
†Pacific Ethanol	1,059	810
Panhandle Oil and Gas Class A	655	8,541
†Par Pacific Holdings	5,026	103,134
†Parsley Energy Class A	9,522	181,013
PBF Energy Class A	9,957	311,654
†PDC Energy	4,677	168,653
Peabody Energy	9,294	223,985
†Penn Virginia	1,090	33,441
Phillips 66	4,491	420,088
Pioneer Natural Resources	5,051	777,147
†QEP Resources	18,573	134,283
Range Resources	17,978	125,486
†Renewable Energy Group	2,053	32,561
†REX American Resources	540	39,366
†Ring Energy	3,629	11,794
†SandRidge Energy	3,035	21,002
Scorpio Tankers	4,953	146,213
SemGroup Class A	8,701	104,412
Ship Finance International	10,126	126,676
†SilverBow Resources	419	5,803
SM Energy	11,376	142,428
†Southwestern Energy	45,835	144,839
†SRC Energy	19,700	97,712
†Talos Energy	4,058	97,595
Targa Resources	7,817	306,895
Teekay	3,211	11,046
†Teekay Tankers Class A	3,937	5,039
†Ultra Petroleum	2,991	538
†Unit	6,900	61,341
Valero Energy	9,585	820,572
†W&T Offshore	6,926	34,353
†Whiting Petroleum	6,799	127,005
Williams	13,115	367,745
World Fuel Services	7,166	257,689
†WPX Energy	19,382	223,087
		33,096,173
Paper & Forest Products–0.17%
Boise Cascade	3,480	97,823
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products (continued)
†Clearwater Paper	1,500	$ 27,735
Domtar	5,617	250,125
Louisiana-Pacific	10,205	267,575
Mercer International	6,179	95,589
Neenah	1,497	101,123
PH Glatfelter	5,189	87,590
Resolute Forest Products	6,285	45,252
Schweitzer-Mauduit International	3,473	115,234
†Verso Class A	4,362	83,096
		1,171,142
Personal Products–0.29%
†Avon Products	24,134	93,640
Coty Class A	11,564	154,957
†Edgewell Personal Care	4,316	116,316
†elf Beauty	1,640	23,124
Estee Lauder Class A	3,820	699,480
†Herbalife Nutrition	4,218	180,362
Inter Parfums	2,061	137,036
Medifast	1,136	145,749
Natural Health Trends	462	3,719
†Nature's Sunshine Products	909	8,445
Nu Skin Enterprises Class A	4,084	201,423
†Revlon Class A	2,272	43,918
†USANA Health Sciences	2,058	163,467
		1,971,636
Pharmaceuticals–3.19%
†Aclaris Therapeutics	511	1,119
†Akorn	6,787	34,953
Allergan	4,606	771,183
†Amphastar Pharmaceuticals	4,946	104,410
†ANI Pharmaceuticals	935	76,857
Bristol-Myers Squibb	15,276	692,767
†Catalent	10,585	573,813
†Collegium Pharmaceutical	1,508	19,830
†Corcept Therapeutics	8,596	95,845
†Cymabay Therapeutics	5,352	38,320
†Dermira	2,468	23,594
†Elanco Animal Health	4,417	149,295
Eli Lilly & Co.	10,798	1,196,310
†Endo International	14,512	59,789
†Horizon Therapeutics	9,194	221,208
†Innoviva	8,244	120,033
†Intra-Cellular Therapies	5,746	74,583
†Jazz Pharmaceuticals	3,279	467,454
Johnson & Johnson	42,403	5,905,890
†Lannett	1,820	11,029
†Lipocine	800	1,560
†Mallinckrodt	8,784	80,637
Merck & Co.	36,388	3,051,134
†Mylan	17,892	340,664
†Nektar Therapeutics	4,317	153,599

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Otonomy	732	$ 2,013
†Pacira Pharmaceuticals	1,047	45,534
Perrigo	6,594	314,006
Pfizer	122,023	5,286,036
Phibro Animal Health Class A	1,490	47,337
†Prestige Consumer Healthcare	4,408	139,646
†Supernus Pharmaceuticals	4,014	132,823
Taro Pharmaceutical Industries	2,002	171,011
†Tetraphase Pharmaceuticals	1,930	927
Zoetis	8,679	984,980
†Zogenix	3,717	177,598
		21,567,787
Professional Services–0.74%
†ASGN	3,282	198,889
Barrett Business Services	764	63,106
BG Staffing	458	8,647
†CBIZ	5,455	106,864
†CoStar Group	413	228,827
CRA International	465	17,824
Equifax	2,935	396,929
Exponent	3,032	177,493
Forrester Research	1,302	61,233
†Franklin Covey	769	26,146
†FTI Consulting	2,327	195,096
†GP Strategies	1,061	16,000
Heidrick & Struggles International	1,738	52,088
†Huron Consulting Group	1,526	76,880
ICF International	1,623	118,154
†InnerWorkings	2,700	10,314
Insperity	2,629	321,106
Kelly Services Class A	3,730	97,689
Kforce	2,861	100,393
Korn/Ferry International	3,509	140,606
ManpowerGroup	4,303	415,670
†Mistras Group	2,371	34,071
Navigant Consulting	4,643	107,671
Nielsen Holdings	10,464	236,486
Resources Connection	3,042	48,702
Robert Half International	6,515	371,420
TransUnion	3,540	260,225
†TriNet Group	4,695	318,321
†TrueBlue	4,936	108,888
Verisk Analytics Class A	3,887	569,290
†Volt Information Sciences	1,104	4,957
†WageWorks	1,773	90,051
†Willdan Group	746	27,789
		5,007,825
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.34%
†Altisource Portfolio Solutions S.A.	1,304	$ 25,637
†CBRE Group Class A	11,781	604,365
Consolidated-Tomoka Land	480	28,656
†Five Point Holdings Class A	1,459	10,972
†Forestar Group	265	5,181
†FRP Holdings	1,191	66,422
HFF Class A	3,442	156,542
†Howard Hughes	2,366	293,005
Jones Lang LaSalle	2,366	332,872
Kennedy-Wilson Holdings	8,123	167,090
†Marcus & Millichap	3,035	93,630
†Maui Land Pineapple	1,011	10,403
Newmark Group Class A	13,623	122,335
†Rafael Holdings Class B	887	25,501
RE/MAX Holdings Class A	2,511	77,238
Realogy Holdings	9,569	69,280
RMR Group Class A	1,499	70,423
†St Joe	5,193	89,735
†Tejon Ranch	3,049	50,583
		2,299,870
Road & Rail–1.27%
AMERCO	1,420	537,541
ArcBest	1,859	52,257
†Avis Budget Group	5,061	177,945
†Covenant Transportation Group Class A	1,476	21,712
CSX	13,845	1,071,188
†Daseke	9,269	33,368
†Genesee & Wyoming Class A	2,875	287,500
Heartland Express	7,771	140,422
†Hertz Global Holdings	8,386	133,841
JB Hunt Transport Services	4,830	441,510
Kansas City Southern	3,308	402,981
Knight-Swift Transportation Holdings	8,385	275,363
Landstar System	2,710	292,653
Marten Transport	5,486	99,571
Norfolk Southern	6,842	1,363,816
Old Dominion Freight Line	3,641	543,456
†PAM Transportation Services	682	42,284
Ryder System	4,401	256,578
†Saia	2,431	157,213
Schneider National Class B	5,218	95,176
Union Pacific	11,220	1,897,414
Universal Logistics Holdings	2,167	48,692
†USA Truck	643	6,501
Werner Enterprises	5,617	174,576
†YRC Worldwide	1,800	7,254
		8,560,812
Semiconductors & Semiconductor Equipment–4.11%
†Advanced Energy Industries	4,040	227,331

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Advanced Micro Devices	15,981	$ 485,343
†Alpha & Omega Semiconductor	978	9,135
†Ambarella	2,230	98,410
†Amkor Technology	22,758	169,775
Analog Devices	6,366	718,530
Applied Materials	23,184	1,041,193
†Aquantia	1,953	25,448
†Axcelis Technologies	2,910	43,796
†AXT	1,172	4,641
Broadcom	7,189	2,069,426
Brooks Automation	3,851	149,226
Cabot Microelectronics	1,936	213,115
†CEVA	1,974	48,067
†Cirrus Logic	4,655	203,424
Cohu	3,624	55,918
†Cree	5,249	294,889
Cypress Semiconductor	16,813	373,921
†Diodes	4,379	159,264
†DSP Group	1,135	16,299
†Enphase Energy	3,958	72,154
Entegris	10,565	394,286
†First Solar	5,492	360,715
†FormFactor	5,162	80,889
†Ichor Holdings	1,913	45,223
†Inphi	1,337	66,984
Intel	127,551	6,105,866
KLA-Tencor	2,361	279,070
Kulicke & Soffa Industries	5,384	121,409
Lam Research	7,931	1,489,759
†Lattice Semiconductor	7,323	106,843
†MACOM Technology Solutions Holdings	6,360	96,227
Marvell Technology Group	19,097	455,845
Maxim Integrated Products	7,320	437,882
†MaxLinear Class A	4,378	102,620
Microchip Technology	5,906	512,050
†Micron Technology	36,863	1,422,543
MKS Instruments	2,121	165,205
Monolithic Power Systems	1,087	147,593
†Nanometrics	2,523	87,573
†NeoPhotonics	1,612	6,738
NVE	375	26,111
NVIDIA	7,215	1,184,919
†ON Semiconductor	24,297	491,042
†PDF Solutions	2,280	29,914
†Photronics	4,937	40,483
Power Integrations	1,575	126,284
†Qorvo	4,473	297,947
QUALCOMM	17,338	1,318,902
†Rambus	11,732	141,253
†Rudolph Technologies	2,362	65,262
†Semtech	3,900	187,395
†Sigma Designs	1,840	285
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Silicon Laboratories	1,141	$ 117,979
Skyworks Solutions	8,222	635,314
†SMART Global Holdings	2,153	49,497
†SolarEdge Technologies	4,752	296,810
†Synaptics	2,867	83,544
Teradyne	11,174	535,346
Texas Instruments	14,717	1,688,923
†Ultra Clean Holdings	4,164	57,963
Universal Display	1,230	231,314
†Veeco Instruments	5,627	68,762
Versum Materials	6,321	326,037
Xilinx	5,901	695,846
Xperi	4,578	94,261
		27,756,018
Software–4.24%
†ACI Worldwide	6,433	220,909
†Adobe Systems	2,544	749,590
†Agilysys	1,334	28,641
†Alarm.com Holdings	1,481	79,233
American Software Class A	1,038	13,650
†ANSYS	1,528	312,965
†Appfolio Class A	821	83,964
†Aspen Technology	2,422	301,006
†Atlassian Class A	398	52,074
†Autodesk	1,232	200,693
†Avalara	722	52,128
†Avaya Holdings	6,824	81,274
Blackbaud	1,887	157,564
†Bottomline Technologies	1,531	67,731
†Cadence Design Systems	6,007	425,356
CDK Global	4,694	232,071
†ChannelAdvisor	2,000	17,520
†Cision	7,132	83,658
Citrix Systems	3,902	382,942
†CommVault Systems	1,056	52,399
†Cornerstone OnDemand	1,326	76,815
†Coupa Software	508	64,318
†Dell Technologies Class C	2,927	148,692
†DocuSign	1,040	51,698
†Dropbox Class A	1,600	40,080
Ebix	2,526	126,856
†eGain	796	6,479
†Envestnet	1,112	76,027
†Fair Isaac	1,490	467,890
†Fortinet	2,800	215,124
†Globant	1,293	130,658
†Guidewire Software	2,312	234,391
†HubSpot	354	60,364
Intuit	3,403	889,306
j2 Global	3,482	309,515
LogMeIn	2,577	189,873
†Manhattan Associates	5,027	348,522
Microsoft	105,800	14,172,968

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†MicroStrategy Class A	568	$ 81,400
†Mimecast	250	11,677
Monotype Imaging Holdings	2,693	45,350
†New Relic	549	47,494
†Nuance Communications	13,792	220,258
†Nutanix Class A	702	18,210
†OneSpan	4,082	57,842
Oracle	41,897	2,386,872
†Paycom Software	2,029	460,015
†Paylocity Holding	1,079	101,232
Pegasystems	836	59,532
†Pivotal Software Class A	3,203	33,824
Progress Software	3,296	143,772
†Proofpoint	837	100,649
†PTC	1,498	134,460
QAD Class A	624	25,091
†Qualys	1,772	154,306
†RealPage	2,863	168,488
†Red Hat	2,381	447,057
†RingCentral Class A	415	47,692
†salesforce.com	2,753	417,713
Sapiens International	3,371	56,026
†ServiceNow	339	93,079
†Splunk	369	46,402
†SPS Commerce	408	41,702
SS&C Technologies Holdings	5,687	327,628
Symantec	9,143	198,952
†Synchronoss Technologies	2,306	18,240
†Synopsys	2,912	374,745
†Tableau Software Class A	608	100,940
†Telenav	2,040	16,320
†Teradata	7,049	252,707
TiVo	6,495	47,868
†Trade Desk Class A	629	143,274
†Tyler Technologies	738	159,423
†Verint Systems	3,097	166,557
VMware Class A	307	51,333
†Workday Class A	315	64,758
†Zendesk	905	80,572
†Zix	3,660	33,269
		28,641,673
Specialty Retail–2.73%
Aaron's	4,619	283,653
Abercrombie & Fitch Class A	6,902	110,708
Advance Auto Parts	2,440	376,102
American Eagle Outfitters	13,926	235,349
†America's Car-Mart	623	53,628
†Asbury Automotive Group	2,353	198,452
†Ascena Retail Group	27,333	16,673
†At Home Group	5,315	35,398
†AutoNation	7,273	305,030
†AutoZone	317	348,532
Barnes & Noble	10,479	70,105
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Barnes & Noble Education	4,091	$ 13,746
Bed Bath & Beyond	11,792	137,023
Best Buy	14,375	1,002,369
Big 5 Sporting Goods	952	1,856
†Boot Barn Holdings	4,260	151,826
Buckle	1,237	21,412
†Build-A-Bear Workshop	1,134	6,339
†Burlington Stores	2,000	340,300
Caleres	4,328	86,214
†CarMax	6,846	594,438
Cato Class A	2,294	28,262
Chico's FAS	9,593	32,328
Children's Place	1,567	149,460
Citi Trends	1,474	21,550
†Conn's	3,161	56,329
†Container Store Group	7,273	53,238
Designer Brands	6,563	125,813
†Destination XL Group	2,180	3,837
Dick's Sporting Goods	5,576	193,097
†Express	5,117	13,969
†Five Below	3,162	379,503
†Floor & Decor Holdings Class A	5,613	235,185
Foot Locker	8,253	345,966
†Francesca's Holdings	3,674	1,818
GameStop Class A	6,910	37,798
Gap	19,318	347,144
†Genesco	1,809	76,503
Group 1 Automotive	1,624	132,989
Guess	7,264	117,314
Haverty Furniture	1,170	19,925
†Hibbett Sports	1,445	26,299
Home Depot	16,153	3,359,339
J. Jill	2,600	5,174
†Kirkland's	1,522	3,440
L Brands	8,959	233,830
Lithia Motors Class A	2,266	269,155
Lowe's	13,486	1,360,872
†Lumber Liquidators Holdings	3,511	40,552
†MarineMax	2,791	45,884
†Michaels	7,874	68,504
Monro	2,428	207,108
†Murphy USA	3,161	265,619
†National Vision Holdings	2,955	90,807
Office Depot	46,575	95,945
†O'Reilly Automotive	1,418	523,696
†Party City Holdco	11,185	81,986
Penske Automotive Group	5,799	274,293
†Pier 1 Imports	296	2,227
†Rent-A-Center	3,348	89,157
†RH	1,494	172,706
Ross Stores	6,116	606,218
†RTW Retailwinds	5,122	8,707
†Sally Beauty Holdings	7,550	100,717

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Shoe Carnival	1,009	$ 27,848
Signet Jewelers	4,587	82,016
†Sleep Number	2,804	113,254
Sonic Automotive Class A	4,337	101,269
†Sportsman's Warehouse Holdings	1,747	6,604
Stage Stores	1,354	1,043
Tailored Brands	2,499	14,419
Tiffany & Co.	3,739	350,120
Tile Shop Holdings	5,613	22,452
Tilly's Class A	2,120	16,176
TJX	20,923	1,106,408
Tractor Supply	3,666	398,861
†Ulta Beauty	2,097	727,428
†Urban Outfitters	8,537	194,217
†Vitamin Shoppe	1,290	5,083
Williams-Sonoma	6,382	414,830
Winmark	403	69,779
†Zumiez	3,762	98,188
		18,443,411
Technology Hardware, Storage & Peripherals–3.61%
†3D Systems	6,912	62,899
Apple	103,978	20,579,326
†Avid Technology	1,312	11,965
†Cray	3,846	133,918
†Diebold Nixdorf	3,240	29,678
†Electronics For Imaging	4,183	154,395
Hewlett Packard Enterprise	53,193	795,235
HP	10,037	208,669
†Immersion	1,963	14,938
†NCR	9,975	310,223
NetApp	8,593	530,188
†Pure Storage Class A	5,191	79,267
Seagate Technology	9,252	435,954
†Stratasys	3,678	108,023
†Super Micro Computer	3,019	58,418
Western Digital	9,053	430,470
Xerox	13,402	474,565
		24,418,131
Textiles, Apparel & Luxury Goods–0.98%
†Capri Holdings	5,685	197,156
Carter's	3,735	364,312
Columbia Sportswear	3,442	344,751
†Crocs	6,476	127,901
Culp	857	16,283
†Deckers Outdoor	2,257	397,164
†Fossil Group	4,356	50,094
†G-III Apparel Group	5,065	149,012
Hanesbrands	20,822	358,555
†Kontoor Brands	699	19,586
†Lululemon Athletica	2,952	531,980
Movado Group	1,488	40,176
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE Class B	19,853	$ 1,666,660
Oxford Industries	1,649	124,994
PVH	3,791	358,780
Ralph Lauren	1,302	147,894
†Sequential Brands Group	1,209	665
†Skechers U.S.A. Class A	8,639	272,042
Steven Madden	5,187	176,099
Superior Group of Companies	478	8,188
Tapestry	10,114	320,917
†Under Armour Class A	5,454	138,259
†Under Armour Class C	6,534	145,055
†Unifi	1,589	28,872
†Vera Bradley	4,817	57,804
VF	4,897	427,753
Wolverine World Wide	5,482	150,974
		6,621,926
Thrifts & Mortgage Finance–0.59%
†Bridgewater Bancshares	1,259	14,529
Capitol Federal Financial	12,128	167,002
†Columbia Financial	2,400	36,240
Dime Community Bancshares	2,608	49,526
†Essent Group	7,232	339,832
Federal Agricultural Mortgage Class C	1,346	97,800
First Defiance Financial	2,600	74,282
Flagstar Bancorp	5,512	182,668
FS Bancorp	182	9,440
Hingham Institution for Savings	65	12,871
Home Bancorp	767	29,514
†HomeStreet	3,245	96,182
Kearny Financial	8,102	107,676
†LendingTree	658	276,380
Merchants Bancorp	600	10,218
Meridian Bancorp	5,566	99,576
Meta Financial Group	3,630	101,821
†MGIC Investment	3,265	42,902
†Mr Cooper Group	3,287	26,329
New York Community Bancorp	26,009	259,570
†NMI Holdings Class A	4,487	127,386
Northfield Bancorp	6,076	94,846
Northwest Bancshares	10,560	185,962
OceanFirst Financial	5,087	126,412
†Ocwen Financial	7,897	16,347
Oritani Financial	5,513	97,801
PCSB Financial	1,434	29,038
PennyMac Financial Services Class A	4,725	104,800
†Ponce de Leon Federal Bank	817	11,675
Provident Financial Services	6,914	167,664
Radian Group	2,793	63,820

LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Southern Missouri Bancorp	664	$ 23,127
Sterling Bancorp	1,968	19,621
Territorial Bancorp	299	9,239
TFS Financial	6,896	124,611
Timberland Bancorp	400	11,952
TrustCo Bank	10,350	81,972
United Community Financial	4,543	43,476
United Financial Bancorp	6,370	90,327
Walker & Dunlop	3,398	180,808
Washington Federal	4,358	152,225
Waterstone Financial	2,626	44,799
Western New England Bancorp	1,120	10,461
WSFS Financial	3,909	161,442
		4,014,169
Tobacco–0.41%
Altria Group	37,281	1,765,255
Philip Morris International	9,148	718,393
†Pyxus International	554	8,421
Turning Point Brands	1,303	63,821
Universal	2,687	163,289
Vector Group	6,776	66,066
		2,785,245
Trading Companies & Distributors–0.83%
Air Lease	8,537	352,920
Applied Industrial Technologies	3,057	188,097
†Beacon Roofing Supply	5,436	199,610
†BMC Stock Holdings	7,728	163,834
†CAI International	2,189	54,331
†DXP Enterprises	1,412	53,501
Fastenal	14,754	480,833
GATX	2,670	211,704
†GMS	5,096	112,112
H&E Equipment Services	3,129	91,023
†HD Supply Holdings	10,359	417,260
†Herc Holdings	2,623	120,212
Kaman	2,196	139,863
†Lawson Products	624	22,919
†MRC Global	8,213	140,607
MSC Industrial Direct Class A	3,057	227,013
†NOW	10,498	154,950
Rush Enterprises Class A	3,089	112,810
Rush Enterprises Class B	547	20,190
†SiteOne Landscape Supply	2,352	162,994
Systemax	2,361	52,320
†Textainer Group Holdings	5,268	53,101
†Titan Machinery	2,945	60,608
Triton International	6,237	204,324
†United Rentals	4,479	594,050
†Univar	7,450	164,198
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Veritiv	1,896	$ 36,820
Watsco	1,598	261,321
†WESCO International	3,590	181,833
†Willis Lease Finance	616	35,925
WW Grainger	1,951	523,317
		5,594,600
Transportation Infrastructure–0.03%
Macquarie Infrastructure	5,659	229,416
		229,416
Water Utilities–0.17%
American States Water	1,932	145,364
American Water Works	2,537	294,292
Aqua America	5,828	241,104
†AquaVenture Holdings	2,768	55,277
Artesian Resources Class A	575	21,373
California Water Service Group	2,784	140,954
Connecticut Water Service	779	54,312
Consolidated Water	860	12,263
Middlesex Water	1,102	65,293
SJW Group	1,749	106,287
York Water	500	17,860
		1,154,379
Wireless Telecommunication Services–0.21%
†Boingo Wireless	3,554	63,865
Shenandoah Telecommunications	4,690	180,659
Spok Holdings	803	12,077
†Sprint	22,111	145,269
Telephone & Data Systems	8,101	246,271
†T-Mobile US	8,936	662,515
†United States Cellular	2,733	122,083
		1,432,739
Total Common Stock (Cost $563,552,603)		673,209,464
CONVERTIBLE PREFERRED STOCK–0.00%
†GCI Liberty 7.00%	535	13,295
Total Convertible Preferred Stock (Cost $4,017)		13,295
RIGHTS–0.00%
†Babcock & Wilcox Enterprises	9,256	0
†Hertz Global Holdings	8,386	16,353
=†πMedia General CVR	5,975	234
=†πNewsstar Financial CVR	2,435	237
=†πSchulman Class A CVR	1,598	0
Total Rights (Cost $35,355)		16,824

LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.30%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	2,022,948	$ 2,022,948
Total Money Market Fund (Cost $2,022,948)		2,022,948

TOTAL INVESTMENTS–99.94% (Cost $565,614,923)	675,262,531
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	428,191
NET ASSETS APPLICABLE TO 50,988,844 SHARES OUTSTANDING–100.00%	$675,690,722
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($594,743,033 / 44,872,092 Shares)	$13.254
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($80,947,689 / 6,116,752 Shares)	$13.234
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$574,939,813
Distributable earnings/(accumulated loss)	100,750,909
TOTAL NET ASSETS	$675,690,722

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2019, the aggregate value of restricted securities was $471, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Media General CVR	1/18/2017	$—	$234
Newsstar Financial CVR	12/26/2017	—	237
Schulman Class A CVR	8/22/2018	—	—
Total		$—	$471

★ Includes $1 cash collateral held at broker for futures contracts, $313,954 payable for securities purchased, $53,755 payable for fund share redeemed, $68,860 other accrued expenses payable and $264,708 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 5,939,549
Foreign Taxes Withheld	(910)
5,938,639
EXPENSES:
Management fees	2,281,267
Shareholder servicing fees	91,884
Distribution fees-Service Class	88,566
Accounting and administration expenses	65,330
Professional fees	20,276
Reports and statements to shareholders	19,387
Pricing fees	15,936
Trustees’ fees and expenses	9,127
Custodian fees	2,049
Consulting fees	1,060
Other	6,397
2,601,279
Less:
Management fees waived	(918,843)
Total operating expenses	1,682,436
NET INVESTMENT INCOME	4,256,203
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	2,223,569
Futures contracts	(85,601)
Net realized gain	2,137,968
Net change in unrealized appreciation (depreciation) of investments	92,981,216
NET REALIZED AND UNREALIZED GAIN	95,119,184
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,375,387
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 4,256,203	$ 6,829,725
Net realized gain	2,137,968	6,461,736
Net change in unrealized appreciation (depreciation)	92,981,216	(73,452,477)
Net increase (decrease) in net assets resulting from operations	99,375,387	(60,161,016)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,200,886)
Service Class	—	(552,044)
	—	(6,752,930)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	36,430,316	134,065,548
Service Class	19,225,838	35,876,293
Reinvestment of dividends and distributions:
Standard Class	—	6,200,886
Service Class	—	552,044
	55,656,154	176,694,771
Cost of shares redeemed:
Standard Class	(39,887,430)	(33,070,345)
Service Class	(5,807,024)	(11,419,387)
	(45,694,454)	(44,489,732)
Increase in net assets derived from capital share transactions	9,961,700	132,205,039
NET INCREASE IN NET ASSETS	109,337,087	65,291,093
NET ASSETS:
Beginning of period	566,353,635	501,062,542
End of period	$675,690,722	$566,353,635
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–30

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended			5/1/15 [1] to12/31/15
		12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 11.284	$ 12.636	$ 10.801	$ 9.362	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.086	0.158	0.143	0.135	0.092
Net realized and unrealized gain (loss)	1.884	(1.368)	1.831	1.435	(0.611)
Total from investment operations	1.970	(1.210)	1.974	1.570	(0.519)
Less dividends and distributions from:
Net investment income	—	(0.142)	(0.139)	(0.131)	(0.088)
Net realized gain	—	—	—	—	(0.031)
Return of capital	—	—	—	—	—
Total dividends and distributions	—	(0.142)	(0.139)	(0.131)	(0.119)
Net asset value, end of period	$ 13.254	$ 11.284	$ 12.636	$ 10.801	$ 9.362
Total return[4]	17.46%	(9.64%)	18.31%	16.75%	(5.21%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$594,743	$509,361	$461,856	$332,641	$420,357
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.49%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.79%	0.79%	0.78%	0.76%
Ratio of net investment income to average net assets	1.37%	1.23%	1.23%	1.39%	1.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.08%	0.94%	0.94%	1.10%	1.12%
Portfolio turnover	6%	6%	6%	28%	103%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–31

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended			5/1/15 [1] to12/31/15
		12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$ 11.280	$ 12.634	$ 10.803	$ 9.364	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.071	0.126	0.114	0.114	0.075
Net realized and unrealized gain (loss)	1.883	(1.365)	1.828	1.430	(0.609)
Total from investment operations	1.954	(1.239)	1.942	1.544	(0.534)
Less dividends and distributions from:
Net investment income	—	(0.115)	(0.111)	(0.105)	(0.071)
Net realized gain	—	—	—	—	(0.031)
Return of capital	—	—	—	—	—
Total dividends and distributions	—	(0.115)	(0.111)	(0.105)	(0.102)
Net asset value, end of period	$ 13.234	$ 11.280	$ 12.634	$ 10.803	$ 9.364
Total return[4]	17.32%	(9.86%)	18.00%	16.47%	(5.36%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 80,948	$ 56,993	$ 39,207	$ 15,504	$ 3,687
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.74%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.04%	1.04%	1.03%	1.01%
Ratio of net investment income to average net assets	1.12%	0.98%	0.98%	1.14%	1.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.83%	0.69%	0.69%	0.85%	0.87%
Portfolio turnover	6%	6%	6%	28%	103%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–32

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Dimensional U.S. Core Equity 2 Fund–33

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.72% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.29% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$17,927
Legal	3,693
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,117 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$231,596
Distribution fees payable to LFD	15,947
Printing and mailing fees payable to Lincoln Life	1,546
Shareholder servicing fees payable to Lincoln Life	15,619
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Core Equity 2 Fund–34

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$52,792,989
Sales	37,318,020
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$565,614,923
Aggregate unrealized appreciation of investments	$156,757,374
Aggregate unrealized depreciation of investments	(47,109,766)
Net unrealized appreciation of investments	$109,647,608
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Preferred Stock	$ 13,295	$ —	$ —	$ 13,295
Common Stock	672,505,333	704,131	—	673,209,464
Rights	—	16,353	471	16,824
Money Market Fund	2,022,948	—	—	2,022,948
Total Investments	$674,541,576	$720,484	$471	$675,262,531
During the six months ended June 30, 2019, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund–35

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	2,885,847	10,594,476
Service Class	1,514,030	2,791,069
Shares reinvested:
Standard Class	—	520,271
Service Class	—	46,323
	4,399,877	13,952,139
Shares redeemed:
Standard Class	(3,155,281)	(2,522,809)
Service Class	(449,769)	(888,100)
	(3,605,050)	(3,410,909)
Net increase	794,827	10,541,230
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts as a cash management tool.
No futures contracts were outstanding at June 30, 2019.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(85,601)	$—
LVIP Dimensional U.S. Core Equity 2 Fund–36

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$13,164,150	$—
6. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1. Restricted securities have been identified on the Statement of Net Assets.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–37

LVIP Franklin Templeton Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,070.10	0.74%	$3.80
Service Class Shares	1,000.00	1,068.70	0.99%	5.08
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.10	0.74%	$3.71
Service Class Shares	1,000.00	1,019.90	0.99%	4.96

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Security Type/Country	Percentage of Net Assets
Common Stock	91.74%
Argentina	0.13%
Australia	0.01%
Canada	1.53%
China	0.61%
Denmark	0.71%
France	4.71%
Germany	4.26%
Hong Kong	2.28%
Ireland	1.12%
Israel	0.58%
Italy	0.97%
Japan	4.73%
Luxembourg	0.74%
Macau	0.07%
Netherlands	3.31%
Norway	0.75%
Republic of Korea	1.91%
Singapore	0.68%
Switzerland	2.17%
Taiwan	0.56%
Thailand	0.00%
United Arab Emirates	0.00%
United Kingdom	7.40%
United States	52.51%
Preferred Stock	0.19%
Corporate Bonds	0.11%
Money Market Fund	7.44%
Short-Term Investments	0.10%
Total Investments	99.58%
Receivables and Other Assets Net of Liabilities	0.42%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	3.17%
Air Freight & Logistics	1.06%
Auto Components	0.43%
Automobiles	0.32%
Banks	8.45%
Beverages	1.24%
Biotechnology	1.43%
Building Products	1.02%
Sector	Percentage of Net Assets
Capital Markets	0.50%
Chemicals	4.54%
Commercial Services & Supplies	0.58%
Communications Equipment	0.38%
Construction Materials	0.86%
Consumer Finance	0.90%
Containers & Packaging	0.10%
Diversified Consumer Services	0.05%
Diversified Financial Services	0.09%
Diversified Telecommunication Services	3.22%
Electric Utilities	0.19%
Electrical Equipment	0.89%
Electronic Equipment, Instruments & Components	0.17%
Energy Equipment & Services	0.86%
Entertainment	0.43%
Equity Real Estate Investment Trusts	0.30%
Food & Staples Retailing	2.37%
Food Products	1.32%
Health Care Equipment & Supplies	5.25%
Health Care Providers & Services	0.78%
Health Care Technology	0.18%
Hotels, Restaurants & Leisure	0.73%
Household Durables	0.41%
Household Products	0.84%
Independent Power and Renewable Electricity Producers	0.05%
Industrial Conglomerates	4.77%
Insurance	1.60%
Interactive Media & Services	1.02%
Internet & Direct Marketing Retail	1.02%
IT Services	2.81%
Life Sciences Tools & Services	0.23%
Machinery	1.21%
Media	1.79%
Metals & Mining	1.13%
Multiline Retail	0.22%
Multi-Utilities	1.89%
Oil, Gas & Consumable Fuels	7.74%
Pharmaceuticals	7.33%
Professional Services	0.10%
Real Estate Management & Development	0.90%
Road & Rail	0.03%
Semiconductors & Semiconductor Equipment	3.76%
Software	5.52%
Specialty Retail	1.55%
Technology Hardware, Storage & Peripherals	1.53%
Textiles, Apparel & Luxury Goods	0.80%
Tobacco	0.28%
Trading Companies & Distributors	0.19%
LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Wireless Telecommunication Services	1.52%
Total	92.05%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	2.22%
Roper Technologies	1.74%
Wells Fargo & Co.	1.37%
Citigroup	1.32%
Samsung Electronics	1.25%
Standard Chartered	1.21%
Exxon Mobil	1.20%
Stryker	1.20%
Medtronic	1.11%
Linde	1.07%
Total	13.69%

IT–Information Technology
LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–91.74%
Argentina–0.13%
†MercadoLibre	2,200	$ 1,345,894
		1,345,894
Australia–0.01%
Caltex Australia	5,727	99,691
		99,691
Canada–1.53%
Canadian Natural Resources	49,700	1,340,084
Constellation Software	500	471,250
Crescent Point Energy	146,811	485,427
Husky Energy	416,500	3,946,978
†Lightspeed POS	1,700	47,266
†Shopify Class A	4,700	1,412,566
Wheaton Precious Metals	336,300	8,133,039
		15,836,610
China–0.61%
†Alibaba Group Holding ADR	5,900	999,755
†Baidu ADR	40,600	4,764,816
Guotai Junan Securities Class H	268,400	478,072
†Tencent Music Entertainment Group ADR	3,400	50,966
		6,293,609
Denmark–0.71%
Vestas Wind Systems	85,210	7,382,058
		7,382,058
France–4.71%
Accor	28,481	1,222,562
†Adevinta ASA	2,300	25,560
BNP Paribas	217,331	10,302,634
Cie de Saint-Gobain	122,301	4,775,824
Cie Generale des Etablissements Michelin	32,826	4,150,566
Sanofi	98,006	8,469,906
TOTAL	160,592	9,008,209
Veolia Environnement	444,974	10,835,285
		48,790,546
Germany–4.26%
BASF	19,087	1,388,565
Bayer	91,085	6,317,683
†Delivery Hero	3,803	172,627
Deutsche Bank	40,077	309,036
Deutsche Telekom	561,232	9,723,141
E.ON	803,590	8,719,043
†Evotec	700	19,598
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Fresenius Medical Care & Co.	50,887	$ 3,996,318
Merck	57,781	6,035,297
Siemens ADR	121,305	7,237,056
Siemens Healthineers	4,281	180,393
		44,098,757
Hong Kong–2.28%
China Mobile	658,000	5,990,209
China Pacific Insurance Group Class H	277,183	1,084,129
China Telecom Class H	12,680,000	6,384,985
CK Hutchison Holdings	909,500	8,971,073
Tencent Holdings	27,000	1,221,463
		23,651,859
Ireland–1.12%
Bank of Ireland Group	691,711	3,618,769
CRH	244,008	7,975,942
		11,594,711
Israel–0.58%
†Check Point Software Technologies	14,398	1,664,553
†CyberArk Software	1,000	127,840
†Teva Pharmaceutical Industries ADR	434,932	4,014,422
†Wix.com	1,700	241,570
		6,048,385
Italy–0.97%
CNH Industrial	82,241	844,881
Enel	251,055	1,751,296
Eni	446,697	7,427,374
		10,023,551
Japan–4.73%
IHI	62,400	1,508,527
JXTG Holdings	165,138	823,031
Keyence	800	493,378
Kirin Holdings	361,800	7,812,169
Mitsui Fudosan	382,100	9,286,629
Nidec	600	82,401
Panasonic	506,300	4,229,202
†Renesas Electronics	166,801	829,796
Seven & i Holdings	198,600	6,728,842
Sumitomo Metal Mining	76,800	2,302,199
Sumitomo Mitsui Financial Group	211,300	7,489,669
T&D Holdings	35,642	387,910
Takeda Pharmaceutical	186,321	6,627,963
Toyo Tire & Rubber	25,064	330,471
		48,932,187
LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg–0.74%
SES FDR	178,379	$ 2,788,978
Tenaris	367,779	4,823,714
		7,612,692
Macau–0.07%
Sands China	157,300	751,433
		751,433
Netherlands–3.31%
†Adyen	1,092	842,353
ASML Holding (New York shares)	2,000	415,860
ING Groep	830,170	9,616,473
†InterXion Holding	7,200	547,848
Koninklijke KPN	325,096	998,304
NN Group	46,773	1,880,222
NXP Semiconductors	78,500	7,662,385
Royal Dutch Shell Class A	52,402	1,706,378
Royal Dutch Shell Class B	323,049	10,585,241
†uniQure	700	54,705
		34,309,769
Norway–0.75%
Yara International	159,351	7,741,385
		7,741,385
Republic of Korea–1.91%
Hana Financial Group	106,329	3,446,368
KB Financial Group	85,728	3,398,189
Samsung Electronics	317,688	12,936,358
		19,780,915
Singapore–0.68%
Singapore Telecommunications	2,704,060	6,998,030
		6,998,030
Switzerland–2.17%
†Alcon	13,185	815,100
†Credit Suisse Group	83,223	996,110
†Dufry	7,067	598,877
†LafargeHolcim	19,028	930,403
Novartis	54,399	4,966,180
Novartis ADR	35,501	3,241,596
Roche Holding	39,003	10,967,162
		22,515,428
Taiwan–0.56%
Taiwan Semiconductor Manufacturing ADR	148,200	5,804,994
		5,804,994
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand–0.00%
†Sea, Ltd.	1,200	$ 39,864
		39,864
United Arab Emirates–0.00%
†Network International Holdings	1,200	9,037
		9,037
United Kingdom–7.40%
AstraZeneca	3,200	261,605
BAE Systems	1,735,732	10,908,868
Barclays	2,636	5,014
BP	144,178	1,004,454
BP ADR	261,419	10,901,172
British American Tobacco	53,070	1,852,987
GlaxoSmithKline	120,855	2,422,517
†GW Pharmaceuticals ADR	1,000	172,390
HSBC Holdings	532,450	4,446,632
Imperial Brands	10,859	254,808
Kingfisher	1,531,720	4,174,978
†Liberty Global Class C	48,600	1,289,358
Linde	55,300	11,104,240
nVent Electric	69,900	1,732,821
Pentair	67,800	2,522,160
Royal Dutch Shell Class A	19,560	638,391
RSA Insurance Group	88,457	648,262
Standard Chartered	1,381,510	12,532,858
Vodafone Group ADR	598,698	9,776,738
		76,650,253
United States–52.51%
Abbott Laboratories	83,140	6,992,074
AbbVie	26,500	1,927,080
Accenture Class A	57,100	10,550,367
†Adobe Systems	5,600	1,650,040
Aflac	42,300	2,318,463
Air Products & Chemicals	46,100	10,435,657
Albemarle	104,390	7,350,100
†Align Technology	300	82,110
†Alleghany	380	258,822
Allergan	63,510	10,633,479
Ally Financial	4,712	146,025
†Alphabet Class A	2,550	2,761,140
†Alphabet Class C	600	648,546
†Altair Engineering Class A	5,600	226,184
†Alteryx Class A	5,900	643,808
Altria Group	15,889	752,344
†Amazon.com	3,700	7,006,431
American International Group	32,128	1,711,780
American Tower	5,900	1,206,255
Amgen	27,470	5,062,172
Amphenol Class A	10,300	988,182
Anadarko Petroleum	15,409	1,087,259

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Analog Devices	91,418	$ 10,318,350
†Anaplan	2,800	141,316
†ANSYS	1,900	389,158
Apache	123,120	3,566,786
†Apergy	38,200	1,281,228
Apple	4,200	831,264
†Array BioPharma	900	41,697
†Aspen Technology	5,600	695,968
†Atlassian Class A	5,600	732,704
†Autodesk	5,800	944,820
Baker Hughes	48,028	1,182,930
Becton Dickinson & Co.	42,610	10,738,146
†Beyond Meat	800	128,544
†Blackline	4,100	219,391
Boeing	12,900	4,695,729
†Booking Holdings	150	281,206
†Bright Horizons Family Solutions	3,400	512,958
Bunge	55,100	3,069,621
†Cadence Design Systems	6,500	460,265
Capital One Financial	100,834	9,149,677
Carlisle	21,230	2,980,904
†Celgene	9,300	859,692
†Charter Communications Class A	5,492	2,170,329
Chevron	24,200	3,011,448
†Chewy Class A	300	10,500
Chubb	24,815	3,655,001
Cintas	21,100	5,006,819
Cisco Systems	15,498	848,205
CIT Group	18,734	984,284
Citigroup	194,847	13,645,135
Citizens Financial Group	57,650	2,038,504
CME Group	1,000	194,110
Cognizant Technology Solutions Class A	22,182	1,406,117
Colgate-Palmolive	54,200	3,884,514
Comcast Class A	212,610	8,989,151
†CommScope Holding	198,400	3,120,832
†CoStar Group	1,600	886,496
†Coupa Software	4,900	620,389
†Crowdstrike Holdings Class A	2,000	136,580
Crown Castle International	1,200	156,420
CVS Health	60,220	3,281,388
Danaher	8,600	1,229,112
Dentsply Sirona	31,700	1,850,012
†DISH Network Class A	20,443	785,216
†DocuSign	6,400	318,144
Donaldson	38,507	1,958,466
Dover	46,800	4,689,360
Eastman Chemical	37,520	2,920,182
Ecolab	20,200	3,988,288
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Edwards Lifesciences	4,800	$ 886,752
†Elanco Animal Health	16,500	557,700
†Elastic	3,000	223,980
Eli Lilly & Co.	10,043	1,112,664
EOG Resources	43,800	4,080,408
Equinix	900	453,861
Erie Indemnity Class A	10,700	2,720,796
†Etsy	9,000	552,330
Exxon Mobil	162,600	12,460,038
†Facebook Class A	2,600	501,800
†Fastly Class A	300	6,084
First Horizon National	26,295	392,584
†Fiserv	6,000	546,960
Fortive	12,600	1,027,152
Gap	58,020	1,042,619
General Dynamics	31,000	5,636,420
General Electric	109,713	1,151,986
General Motors	35,428	1,365,041
Gilead Sciences	94,450	6,381,042
†GoDaddy Class A	5,500	385,825
†Guardant Health	2,200	189,926
†Guidewire Software	5,800	588,004
Hartford Financial Services Group	34,773	1,937,552
HEICO	12,700	1,699,387
Hewlett Packard Enterprise	67,539	1,009,708
Honeywell International	63,000	10,999,170
†HubSpot	5,300	903,756
†I3 Verticals Class A	3,300	97,185
†IDEXX Laboratories	6,000	1,651,980
†Illumina	2,600	957,190
†Inspire Medical Systems	5,400	327,510
Intel	9,600	459,552
Intercontinental Exchange	9,500	816,430
International Paper	23,904	1,035,521
Intuit	3,900	1,019,187
†Intuitive Surgical	1,840	965,172
†IQVIA Holdings	600	96,540
†iRhythm Technologies	4,200	332,136
John Wiley & Sons Class A	17,100	784,206
Johnson & Johnson	42,500	5,919,400
Johnson Controls International	139,257	5,752,707
JPMorgan Chase & Co.	13,055	1,459,549
Kellogg	88,600	4,746,302
†Keysight Technologies	2,800	251,468
Kinder Morgan	102,036	2,130,512
KLA-Tencor	2,000	236,400
Kraft Heinz	30,800	956,032
Kroger	248,700	5,399,277
Lam Research	4,000	751,360
†Liberty Broadband Class A	7,400	761,016

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
LyondellBasell Industries Class A	23,800	$ 2,049,894
Mastercard Class A	12,000	3,174,360
Match Group	6,600	443,982
Matthews International Class A	30,000	1,045,500
McCormick & Co Non-Voting Shares	30,800	4,774,308
McDonald's	27,000	5,606,820
Medtronic	117,721	11,464,848
Merck & Co.	15,729	1,318,877
Microsoft	171,300	22,947,348
†MongoDB	6,300	958,167
Monolithic Power Systems	3,500	475,230
Moody's	3,800	742,178
MSCI	6,100	1,456,619
†NanoString Technologies	600	18,210
†Netflix	3,100	1,138,692
†Neurocrine Biosciences	1,800	151,974
NIKE Class B	60,900	5,112,555
Norfolk Southern	300	59,799
Nucor	22,300	1,228,730
NVIDIA	4,200	689,766
Occidental Petroleum	77,100	3,876,588
†Okta	4,200	518,742
Oracle	189,110	10,773,597
†Pagerduty	600	28,230
†PayPal Holdings	13,600	1,556,656
PepsiCo	38,200	5,009,166
Perrigo	24,300	1,157,166
Pfizer	41,000	1,776,120
†Pinterest Class A	5,600	152,432
†Plains GP Holdings L.P. Class A	32,731	817,293
†Pluralsight Class A	3,700	112,184
†Precision BioSciences	5,100	67,575
Procter & Gamble	44,300	4,857,495
†PTC	200	17,952
†Q2 Holdings	5,700	435,252
†QIAGEN	900	36,495
Raytheon	24,800	4,312,224
†RealPage	800	47,080
RealReal	3,400	98,260
†Red Hat	5,350	1,004,516
ResMed	1,600	195,248
†Revolve Group	2,200	75,900
Roper Technologies	49,300	18,056,618
Ross Stores	60,200	5,967,024
†salesforce.com	11,900	1,805,587
†Sarepta Therapeutics	1,500	227,925
†SBA Communications	5,600	1,259,104
Schlumberger	40,700	1,617,418
†ServiceNow	8,300	2,278,931
†Smartsheet Class A	2,500	121,000
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Splunk	2,800	$ 352,100
†Square Class A	7,800	565,734
Stryker	60,600	12,458,148
Symantec	55,585	1,209,530
†Synopsys	4,700	604,843
Tapestry	99,100	3,144,443
Target	26,300	2,277,843
Texas Instruments	79,550	9,129,158
Thermo Fisher Scientific	3,400	998,512
Tiffany & Co.	45,700	4,279,348
Tradeweb Markets Class A	3,500	153,335
TransUnion	1,400	102,914
†Twilio Class A	3,500	477,225
†Tyler Technologies	1,000	216,020
†Uber Technologies	5,800	269,004
United Parcel Service Class B	106,300	10,977,601
United Technologies	42,600	5,546,520
UnitedHealth Group	2,700	658,827
†Veeva Systems Class A	9,800	1,588,678
†Veracyte	400	11,404
Verisk Analytics Class A	200	29,292
Verizon Communications	162,600	9,289,338
Versum Materials	14,700	758,226
Visa Class A	33,710	5,850,370
Vistra Energy	23,600	534,304
VMware Class A	3,600	601,956
Voya Financial	17,297	956,524
Walgreens Boots Alliance	146,652	8,017,465
Walmart	39,800	4,397,502
Walt Disney	22,834	3,188,540
†Waters	1,000	215,240
Wells Fargo & Co.	298,706	14,134,768
West Pharmaceutical Services	36,200	4,530,430
Western Digital	23,500	1,117,425
Williams	40,342	1,131,190
†Workday Class A	7,100	1,459,618
WW Grainger	7,500	2,011,725
Xilinx	12,000	1,415,040
†Zendesk	7,600	676,628
†Zscaler	2,900	222,256
		543,842,510
Total Common Stock (Cost $792,972,098)		950,154,168
PREFERRED STOCK–0.19%
Germany–0.19%
Volkswagen 3.21%	11,621	1,957,414
Total Preferred Stock (Cost $1,597,362)		1,957,414

LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–0.11%
United States–0.11%
Frontier Communications
10.50% 9/15/22	930,000	$ 634,725
11.00% 9/15/25	476,000	297,500
Pacific Gas & Electric
3.75% 8/15/42	29,000	26,390
4.00% 12/1/46	191,000	174,288
4.45% 4/15/42	37,000	35,705
Total Corporate Bonds (Cost $1,457,470)		1,168,608

	Number of Shares
MONEY MARKET FUND–7.44%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.31%)	77,034,554	77,034,554
Total Money Market Fund (Cost $77,034,554)		77,034,554

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–0.10%
≠U.S. TREASURY OBLIGATIONS–0.10%
U.S. Treasury Bills
2.50% 8/15/19	500,000	$ 498,695
2.52% 7/5/19	500,000	499,892
		998,587
Total Short-Term Investments (Cost $998,341)		998,587

TOTAL INVESTMENTS–99.58% (Cost $874,059,825)	1,031,313,331
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	4,348,082
NET ASSETS APPLICABLE TO 30,102,671 SHARES OUTSTANDING–100.00%	$1,035,661,413
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($82,847,238 / 2,405,830 Shares)	$34.436
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($952,814,175 / 27,696,841 Shares)	$34.402
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$ 903,690,652
Distributable earnings/(accumulated loss)	131,970,761
TOTAL NET ASSETS	$1,035,661,413

Δ Securities have been classified by country of origin.
† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $2,518,317 cash collateral held at broker for futures contracts, $269,352 variation margin due from broker on futures contracts, $354,903 payable for securities purchased, $582,573 payable for fund share redeemed, $231,173 other accrued expenses payable and $793,462 due to manager and affiliates as of June 30, 2019.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(10,700,721)	USD	12,211,770	7/15/19	$28,375	$ —
HSBC	AUD	(122,262)	USD	85,105	8/26/19	—	(886)
HSBC	CHF	12,821	USD	(12,778)	7/15/19	374	—
HSBC	CHF	(14,736)	USD	14,865	7/15/19	—	(252)
HSBC	GBP	(3,157,394)	USD	4,026,321	7/16/19	13,262	—
HSBC	KRW	(2,495,629,500)	USD	2,116,979	7/19/19	—	(40,057)
UBS	CHF	(1,052,053)	USD	1,051,662	7/15/19	—	(27,615)
UBS	CHF	101,197	USD	(101,559)	7/15/19	2,257	—
UBS	EUR	74,767	USD	(84,959)	7/15/19	167	—
UBS	JPY	(40,432,819)	USD	377,231	8/26/19	600	—
Total Foreign Currency Exchange Contracts						$45,035	$(68,810)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
65	British Pound	$ 5,179,281	$ 5,156,533	9/16/19	$ 22,748	$—
60	Euro	8,584,875	8,496,997	9/16/19	87,878	—
52	Japanese Yen	6,065,150	6,033,863	9/16/19	31,287	—
					141,913	—
Equity Contracts:
148	E-mini S&P 500 Index	21,787,080	21,533,537	9/20/19	253,543	—
25	E-mini S&P MidCap 400 Index	4,875,000	4,790,536	9/20/19	84,464	—
220	Euro STOXX 50 Index	8,670,616	8,520,084	9/20/19	150,532	—
55	FTSE 100 Index	5,147,041	5,106,110	9/20/19	40,931	—
31	Nikkei 225 Index (OSE)	6,112,879	6,098,300	9/12/19	14,579	—
					544,049	—
Total Futures Contracts					$685,962	$—
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BOA–Bank of America
CHF–Swiss Franc
EUR–Euro
FDR–Fiduciary Depositary Receipt
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
JPY–Japanese Yen
KRW–South Korean Won
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
UBS–Union Bank of Switzerland
LVIP Franklin Templeton Global Equity Managed Volatility Fund–9

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–10

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 15,914,489
Interest	110,631
Foreign Taxes Withheld	(1,007,717)
15,017,403
EXPENSES:
Management fees	3,223,267
Distribution fees-Service Class	1,149,198
Shareholder servicing fees	145,006
Accounting and administration expenses	118,320
Custodian fees	91,645
Reports and statements to shareholders	60,652
Professional fees	31,071
Trustees’ fees and expenses	14,795
Consulting fees	2,102
Pricing fees	229
Interest expense	105
Other	6,612
Total operating expenses	4,843,002
NET INVESTMENT INCOME	10,174,401
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	24,003,677
Foreign currencies	(76,787)
Foreign currency exchange contracts	633,054
Futures contracts	(60,425,073)
Net realized loss	(35,865,129)
Net change in unrealized appreciation (depreciation) of:
Investments	97,582,923
Foreign currencies	(61,175)
Foreign currency exchange contracts	(90,742)
Futures contracts	(5,217,344)
Net change in unrealized appreciation (depreciation)	92,213,662
NET REALIZED AND UNREALIZED GAIN	56,348,533
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 66,522,934
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 10,174,401	$ 11,731,409
Net realized gain (loss)	(35,865,129)	72,893,209
Net change in unrealized appreciation (depreciation)	92,213,662	(182,501,761)
Net increase (decrease) in net assets resulting from operations	66,522,934	(97,877,143)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,220,868)
Service Class	—	(11,303,798)
	—	(12,524,666)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,989,146	4,346,594
Service Class	46,760,944	140,081,461
Reinvestment of dividends and distributions:
Standard Class	—	1,220,868
Service Class	—	11,303,798
	48,750,090	156,952,721
Cost of shares redeemed:
Standard Class	(3,272,494)	(10,038,941)
Service Class	(37,088,703)	(82,246,437)
	(40,361,197)	(92,285,378)
Increase in net assets derived from capital share transactions	8,388,893	64,667,343
NET INCREASE (DECREASE) IN NET ASSETS	74,911,827	(45,734,466)
NET ASSETS:
Beginning of period	960,749,586	1,006,484,052
End of period	$1,035,661,413	$ 960,749,586
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–11

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2,3]	12/31/15	12/31/14
Net asset value, beginning of period	$ 32.180	$ 35.974	$ 30.020	$ 29.762	$ 32.846	$ 34.021
Income (loss) from investment operations:
Net investment income[4]	0.377	0.491	0.455	0.433	0.466	0.650
Net realized and unrealized gain (loss)	1.879	(3.779)	5.968	0.289	(3.100)	(1.322)
Total from investment operations	2.256	(3.288)	6.423	0.722	(2.634)	(0.672)
Less dividends and distributions from:
Net investment income	—	(0.506)	(0.469)	(0.464)	(0.450)	(0.503)
Total dividends and distributions	—	(0.506)	(0.469)	(0.464)	(0.450)	(0.503)
Net asset value, end of period	$ 34.436	$ 32.180	$ 35.974	$ 30.020	$ 29.762	$ 32.846
Total return[5]	7.01%	(9.14%)	21.41%	2.42%	(8.02%)	(1.99%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82,847	$ 78,653	$ 92,307	$82,911	$ 86,144	$ 99,743
Ratio of expenses to average net assets	0.74%	0.73%	0.72%	0.73%	0.74%	0.75%
Ratio of net investment income to average net assets	2.26%	1.37%	1.36%	1.49%	1.43%	1.89%
Portfolio turnover	19%	30%	17%	58%	11%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 8, 2016, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC are responsible for the day-to-day management of a portion of the Fund’s investment portfolio.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–12

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2,3]	12/31/15	12/31/14
Net asset value, beginning of period	$ 32.187	$ 35.975	$ 30.027	$ 29.773	$ 32.853	$ 34.024
Income (loss) from investment operations:
Net investment income[4]	0.335	0.401	0.372	0.360	0.383	0.563
Net realized and unrealized gain (loss)	1.880	(3.770)	5.961	0.285	(3.093)	(1.319)
Total from investment operations	2.215	(3.369)	6.333	0.645	(2.710)	(0.756)
Less dividends and distributions from:
Net investment income	—	(0.419)	(0.385)	(0.391)	(0.370)	(0.415)
Total dividends and distributions	—	(0.419)	(0.385)	(0.391)	(0.370)	(0.415)
Net asset value, end of period	$ 34.402	$ 32.187	$ 35.975	$ 30.027	$ 29.773	$ 32.853
Total return[5]	6.87%	(9.37%)	21.10%	2.16%	(8.25%)	(2.23%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$952,814	$882,097	$914,177	$788,470	$748,619	$651,816
Ratio of expenses to average net assets	0.99%	0.98%	0.97%	0.98%	0.99%	1.00%
Ratio of net investment income to average net assets	2.01%	1.12%	1.11%	1.24%	1.18%	1.64%
Portfolio turnover	19%	30%	17%	58%	11%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 8, 2016, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC are responsible for the day-to-day management of a portion of the Fund’s investment portfolio.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–13

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation..
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–14

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $11,680 for the six months ended June 30, 2019. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.65% of the next $300 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.
Templeton Investment Counsel, LLC, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC (the “Sub-Advisers”) are each responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisers a fee based on their respective managed portion of the Fund’s average daily net assets. SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$28,716
Legal	5,916
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $39,938 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP Franklin Templeton Global Equity Managed Volatility Fund–15

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$536,130
Distribution fees payable to LFD	191,322
Printing and mailing fees payable to Lincoln Life	41,885
Shareholder servicing fees payable to Lincoln Life	24,125
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$156,772,256
Sales	176,332,226
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$874,059,825
Aggregate unrealized appreciation of investments and derivatives	$217,378,823
Aggregate unrealized depreciation of investments and derivatives	(59,463,130)
Net unrealized appreciation of investments and derivatives	$157,915,693
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–16

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 1,345,894	$ —	$—	$ 1,345,894
Australia	—	99,691	—	99,691
Canada	15,836,610	—	—	15,836,610
China	5,815,537	478,072	—	6,293,609
Denmark	—	7,382,058	—	7,382,058
France	1,248,122	47,542,424	—	48,790,546
Germany	7,237,056	36,861,701	—	44,098,757
Hong Kong	—	23,651,859	—	23,651,859
Ireland	—	11,594,711	—	11,594,711
Israel	6,048,385	—	—	6,048,385
Italy	—	10,023,551	—	10,023,551
Japan	—	48,932,187	—	48,932,187
Luxembourg	2,788,978	4,823,714	—	7,612,692
Macau	—	751,433	—	751,433
Netherlands	8,680,798	25,628,971	—	34,309,769
Norway	—	7,741,385	—	7,741,385
Republic of Korea	—	19,780,915	—	19,780,915
Singapore	—	6,998,030	—	6,998,030
Switzerland	4,056,696	18,458,732	—	22,515,428
Taiwan	5,804,994	—	—	5,804,994
Thailand	39,864	—	—	39,864
United Arab Emirates	9,037	—	—	9,037
United Kingdom	37,498,879	39,151,374	—	76,650,253
United States	543,842,510	—	—	543,842,510
Preferred Stock	—	1,957,414	—	1,957,414
Corporate Bonds	—	1,168,608	—	1,168,608
Money Market Fund	77,034,554	—	—	77,034,554
Short-Term Investment	—	998,587	—	998,587
Total Investments	$717,287,914	$314,025,417	$—	$1,031,313,331
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 45,035	$—	$ 45,035
Futures Contracts	$685,962	$ —	$—	$685,962
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(68,810)	$—	$ (68,810)
There were no Level 3 investments at the beginning or end of the period.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–17

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	59,223	120,929
Service Class	1,396,223	3,930,486
Shares reinvested:
Standard Class	—	37,856
Service Class	—	350,176
	1,455,446	4,439,447
Shares redeemed:
Standard Class	(97,573)	(280,544)
Service Class	(1,104,489)	(2,286,709)
	(1,202,062)	(2,567,253)
Net increase	253,384	1,872,194
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.   At June 30, 2019, the Fund received securities with a value of $264,309 as collateral for foreign currency exchange contracts.
During the six months ended June 30, 2019, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–18

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 45,035	Receivables and other assets net of liabilities	$(68,810)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	544,049	Receivables and other assets net of liabilities	—
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	141,913	Receivables and other assets net of liabilities	—
Total		$730,997		$(68,810)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 633,054	$ (90,742)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(60,454,961)	(8,238,688)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	29,888	3,021,344
Total		$(59,792,019)	$(5,308,086)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$603,801	$21,682,493
Futures contracts (average notional value)	18,862,255	360,487,002
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–19

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
At June 30, 2019, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$28,375	$ —	$ 28,375
Hong Kong and Shanghai Banking Corporation	13,636	(41,195)	(27,559)
UBS AG	3,024	(27,615)	(24,591)
Total	$45,035	$(68,810)	$(23,775)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$ 28,375	$—	$—	$—	$—	$ 28,375
Hong Kong and Shanghai Banking Corporation	(27,559)	—	—	—	—	(27,559)
UBS AG	(24,591)	—	—	—	—	(24,591)
Total	$(23,775)	$—	$—	$—	$—	$(23,775)

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
6. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years,
LVIP Franklin Templeton Global Equity Managed Volatility Fund–20

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Recent Accounting Pronouncements (continued)
beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–21

LVIP Franklin Templeton Multi-Asset Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Franklin Templeton Multi-Asset Opportunities Fund

LVIP Franklin Templeton Multi-Asset Opportunities Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,131.60	0.42%	$2.22
Service Class Shares	1,000.00	1,130.10	0.67%	3.54
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.70	0.42%	$2.11
Service Class Shares	1,000.00	1,021.50	0.67%	3.36

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Investment Companies	99.64%
Equity Funds	40.45%
Fixed Income Funds	45.64%
Global Equity Fund	10.60%
International Equity Fund	1.74%
Money Market Fund	1.21%
Total Investments	99.64%
Receivables and Other Assets Net of Liabilities	0.36%
Total Net Assets	100.00%
LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.64%
Equity Funds–40.45%
✧Franklin Growth Fund	32,407	$ 3,559,274
✧Franklin Strategic Series– Franklin Growth Opportunities Fund	46,231	2,034,149
✢Franklin Templeton Variable Insurance Products Trust-
Franklin Rising Dividends VIP Fund	144,585	3,750,551
Franklin Small Cap Value VIP Fund	60,420	841,042
iShares Core S&P 500 ETF	5,155	1,519,436
		11,704,452
Fixed Income Funds–45.64%
✧Franklin Total Return Fund	501,355	4,973,442
iShares Core U.S. Aggregate Bond ETF	61,765	6,877,533
iShares Intermediate-Term Corporate Bond ETF	23,800	1,355,410
		13,206,385
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–10.60%
✧Franklin Mutual Global Discovery Fund	99,280	$ 3,067,742
		3,067,742
International Equity Fund–1.74%
iShares Core MSCI EAFE ETF	8,190	502,866
		502,866
Money Market Fund–1.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	350,103	350,103
		350,103
Total Investment Companies (Cost $27,398,059)		28,831,548

TOTAL INVESTMENTS–99.64% (Cost $27,398,059)	28,831,548
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	104,764
NET ASSETS APPLICABLE TO 2,634,091 SHARES OUTSTANDING–100.00%	$28,936,312
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND STANDARD CLASS ($1,251,399 / 113,757 Shares)	$11.001
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND SERVICE CLASS ($27,684,913 / 2,520,334 Shares)	$10.985
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$26,521,051
Distributable earnings/(accumulated loss)	2,415,261
TOTAL NET ASSETS	$28,936,312

✧ Class R-6 shares.
✢ Class 1 shares.
★ Includes $17,332 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $385 payable for fund share redeemed, $15,697 other accrued expenses payable and $13,740 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 271,489
Foreign Taxes Withheld	241
271,730
EXPENSES:
Management fees	98,219
Distribution fees-Service Class	31,271
Accounting and administration expenses	16,397
Professional fees	12,312
Reports and statements to shareholders	3,948
Shareholder servicing fees	3,798
Consulting fees	876
Trustees’ fees and expenses	369
Custodian fees	133
Pricing fees	64
Other	2,302
169,689
Less:
Management fees waived	(56,312)
Expenses reimbursed	(27,104)
Total operating expenses	86,273
NET INVESTMENT INCOME	185,457
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(310,441)
Distributions from unaffiliated investments	689,994
Net realized gain	379,553
Net change in unrealized appreciation (depreciation) of:
Investments	2,577,000
Foreign currencies	5
Net change in unrealized appreciation (depreciation)	2,577,005
NET REALIZED AND UNREALIZED GAIN	2,956,558
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,142,015
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 185,457	$ 316,732
Net realized gain	379,553	697,444
Net change in unrealized appreciation (depreciation)	2,577,005	(2,006,960)
Net increase (decrease) in net assets resulting from operations	3,142,015	(992,784)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(18,179)
Service Class	—	(317,286)
	—	(335,465)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,637	20,287
Service Class	3,039,553	7,032,142
Reinvestment of dividends and distributions:
Standard Class	—	18,179
Service Class	—	317,286
	3,052,190	7,387,894
Cost of shares redeemed:
Standard Class	(803)	(2,268)
Service Class	(921,493)	(1,473,760)
	(922,296)	(1,476,028)
Increase in net assets derived from capital share transactions	2,129,894	5,911,866
NET INCREASE IN NET ASSETS	5,271,909	4,583,617
NET ASSETS:
Beginning of period	23,664,403	19,080,786
End of period	$28,936,312	$23,664,403
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–4

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended				5/1/14 to12/31/14*
		12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.724	$ 10.258	$ 9.483	$ 9.487	$ 9.938	$ 10.000
Income (loss) from investment operations:
Net investment income[2]	0.086	0.174	0.210	0.133	0.161	0.165
Net realized and unrealized gain (loss)	1.191	(0.544)	0.808	(0.012)	(0.429)	(0.053)
Total from investment operations	1.277	(0.370)	1.018	0.121	(0.268)	0.112
Less dividends and distributions from:
Net investment income	—	(0.164)	(0.179)	(0.101)	(0.120)	(0.174)
Net realized gain	—	—	—	(0.024)	(0.063)	—
Return of capital	—	—	(0.064)	—	—	—
Total dividends and distributions	—	(0.164)	(0.243)	(0.125)	(0.183)	(0.174)
Net asset value, end of period	$ 11.001	$ 9.724	$ 10.258	$ 9.483	$ 9.487	$ 9.938
Total return[3]	13.16%	(3.61%)	10.74%	1.34%	(2.76%)	1.11%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,251	$ 1,096	$ 1,119	$ 1,040	$ 1,015	$ 1,054
Ratio of expenses to average net assets	0.42%	0.42%	0.42%	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.06%	0.99%	1.01%	1.46%	1.46%	1.33%
Ratio of net investment income to average net assets	1.65%	1.68%	2.10%	1.42%	1.61%	2.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.01%	1.11%	1.51%	0.53%	0.72%	1.68%
Portfolio turnover	7%	11%	56%	98%	55%	25%

*	Date of commencement of operations.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–5

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended				5/1/14 to12/31/14*
		12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.721	$ 10.258	$ 9.483	$ 9.488	$ 9.938	$ 10.000
Income (loss) from investment operations:
Net investment income[2]	0.073	0.148	0.186	0.109	0.136	0.148
Net realized and unrealized gain (loss)	1.191	(0.544)	0.807	(0.012)	(0.428)	(0.053)
Total from investment operations	1.264	(0.396)	0.993	0.097	(0.292)	0.095
Less dividends and distributions from:
Net investment income	—	(0.141)	(0.154)	(0.078)	(0.095)	(0.157)
Net realized gain	—	—	—	(0.024)	(0.063)	—
Return of capital	—	—	(0.064)	—	—	—
Total dividends and distributions	—	(0.141)	(0.218)	(0.102)	(0.158)	(0.157)
Net asset value, end of period	$ 10.985	$ 9.721	$ 10.258	$ 9.483	$ 9.488	$ 9.938
Total return[3]	13.01%	(3.85%)	10.47%	1.09%	(3.00%)	0.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 27,685	$ 22,569	$ 17,962	$11,204	$ 10,913	$ 9,676
Ratio of expenses to average net assets	0.67%	0.67%	0.67%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.31%	1.24%	1.26%	1.71%	1.71%	1.58%
Ratio of net investment income to average net assets	1.40%	1.43%	1.85%	1.17%	1.36%	2.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76%	0.86%	1.26%	0.28%	0.47%	1.43%
Portfolio turnover	7%	11%	56%	98%	55%	25%

*	Date of commencement of operations.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–6

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) and mutual funds that are advised by unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP Franklin Templeton Multi-Asset Opportunities Fund–7

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.43% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.42% of the Fund’s average daily net assets for the Standard Class and 0.67% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 20,183	$ 20,183
Franklin Advisers, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$769
Legal	158
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $260 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP Franklin Templeton Multi-Asset Opportunities Fund–8

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$17,332
Management fees payable to LIAC	7,378
Distribution fees payable to LFD	5,513
Printing and mailing fees payable to Lincoln Life	180
Shareholder servicing fees payable to Lincoln Life	669
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At June 30, 2019, Lincoln Life directly owned 41.11% of the Fund.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$4,743,272
Sales	1,759,492
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$27,398,059
Aggregate unrealized appreciation of investments	$ 1,722,440
Aggregate unrealized depreciation of investments	(288,951)
Net unrealized appreciation of investments	$ 1,433,489
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Multi-Asset Opportunities Fund–9

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$28,831,548	$—	$—	$28,831,548
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	1,154	1,968
Service Class	286,194	679,694
Shares reinvested:
Standard Class	—	1,884
Service Class	—	32,900
	287,348	716,446
Shares redeemed:
Standard Class	(75)	(216)
Service Class	(87,398)	(142,172)
	(87,473)	(142,388)
Net increase	199,875	574,058
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
No foreign currency exchange contracts were outstanding as of and for the period ending June 30, 2019.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–10

LVIP Franklin Templeton Multi-Asset Opportunities Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2019, the Fund had no assets and liabilities subject to offsetting provisions.
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Franklin Templeton Multi-Asset Opportunities Fund–11

LVIP Franklin Templeton Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Franklin Templeton Value Managed Volatility Fund

LVIP Franklin Templeton Value Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Value Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,117.40	0.05%	$0.26
Service Class Shares	1,000.00	1,115.50	0.40%	2.10
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.50	0.05%	$0.25
Service Class Shares	1,000.00	1,022.80	0.40%	2.01

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Franklin Templeton Value Managed Volatility Fund–1

LVIP Franklin Templeton Value Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	9.51%
Investment Company	9.51%
Equity Fund	9.51%
Unaffiliated Investments	90.33%
Investment Companies	90.33%
Equity Funds	85.48%
Money Market Fund	4.85%
Total Investments	99.84%
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%
LVIP Franklin Templeton Value Managed Volatility Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–9.51%
INVESTMENT COMPANY–9.51%
Equity Fund–9.51%
*Franklin Templeton Variable Insurance Products Trust– Franklin Growth & Income VIP Fund	1,984,803	$ 31,161,404
Total Affiliated Investment (Cost $29,422,040)		31,161,404

UNAFFILIATED INVESTMENTS–90.33%
INVESTMENT COMPANIES–90.33%
Equity Funds–85.48%
*Franklin Templeton Variable Insurance Products Trust-
Franklin Income VIP Fund	5,900,060	93,161,941
Franklin Rising Dividends VIP Fund	1,218,786	31,615,323
Mutual Shares VIP Fund	7,727,217	155,317,055
		280,094,319
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.85%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	15,876,908	$ 15,876,908
		15,876,908
Total Unaffiliated Investments (Cost $282,472,506)		295,971,227

TOTAL INVESTMENTS–99.84% (Cost $311,894,546)	327,132,631
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	527,899
NET ASSETS APPLICABLE TO 30,491,028 SHARES OUTSTANDING–100.00%	$327,660,530

* Class I shares.

The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
7	British Pound	$ 557,769	$ 557,274	9/16/19	$ 494	$—
7	Euro	1,001,569	995,159	9/16/19	6,410	—
6	Japanese Yen	699,825	696,243	9/16/19	3,582	—
					10,486	—
Equity Contracts:
49	E-mini S&P 500 Index	7,213,290	7,092,984	9/20/19	120,306	—
9	E-mini S&P MidCap 400 Index	1,755,000	1,713,944	9/20/19	41,056	—
28	Euro STOXX 50 Index	1,103,533	1,072,509	9/20/19	31,024	—
6	FTSE 100 Index	561,495	553,846	9/20/19	7,649	—
3	Nikkei 225 Index (OSE)	591,569	586,733	9/12/19	4,836	—
					204,871	—
Total Futures Contracts					$215,357	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Franklin Templeton Value Managed Volatility Fund–3

LVIP Franklin Templeton Value Managed Volatility Fund
Schedule of Investments (continued)
[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Value Managed Volatility Fund–4

LVIP Franklin Templeton Value Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Unaffiliated investments, at value	$295,971,227
Affiliated investments, at value	31,161,404
Cash collateral held at broker for futures contracts	545,059
Receivable for fund shares sold	191,050
Variation margin due from broker on futures contracts	67,030
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	31,012
Dividends and interest receivable	30,216
Prepaid expenses	1,001
TOTAL ASSETS	327,997,999
LIABILITIES:
Due to manager and affiliates	122,699
Payable for securities purchased	104,474
Payable for fund shares redeemed	73,782
Other accrued expenses payable	36,514
TOTAL LIABILITIES	337,469
TOTAL NET ASSETS	$327,660,530
Unaffiliated investments, at cost	$282,472,506
Affiliated investments, at cost	29,422,040
Standard Class:
Net Assets	$ 12,501
Shares Outstanding	1,162
Net Asset Value Per Share	$ 10.760[1]
Service Class:
Net Assets	$327,648,029
Shares Outstanding	30,489,866
Net Asset Value Per Share	$ 10.746
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$303,889,946
Distributable earnings/(accumulated loss)	23,770,584
TOTAL NET ASSETS	$327,660,530

[1]	Net Asset Value Per Share does not recalculate exactly, due to rounding.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Value Managed Volatility Fund–5

LVIP Franklin Templeton Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 4,006,706
Dividends from affiliated investments	2,378,612
Interest	574
6,385,892
EXPENSES:
Management fees	1,032,169
Distribution fees-Service Class	555,724
Shareholder servicing fees	46,051
Accounting and administration expenses	40,039
Reports and statements to shareholders	22,388
Professional fees	13,623
Trustees’ fees and expenses	4,683
Custodian fees	3,771
Consulting fees	1,923
Pricing fees	176
Other	2,935
1,723,482
Less:
Management fees waived	(984,531)
Expenses reimbursed	(103,830)
Total operating expenses	635,121
NET INVESTMENT INCOME	5,750,771
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	60,788
Sale of unaffiliated investments	(448,900)
Distributions from unaffiliated investments	7,684,265
Futures contracts	(4,070,573)
Net realized gain	3,225,580
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	1,763,963
Unaffiliated investments	23,034,472
Foreign currencies	(651)
Futures contracts	606,526
Net change in unrealized appreciation (depreciation)	25,404,310
NET REALIZED AND UNREALIZED GAIN	28,629,890
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,380,661
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,750,771	$ 8,887,900
Net realized gain	3,225,580	7,214,325
Net change in unrealized appreciation (depreciation)	25,404,310	(37,420,460)
Net increase (decrease) in net assets resulting from operations	34,380,661	(21,318,235)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,231)
Service Class	—	(9,188,448)
	—	(9,189,679)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	362
Service Class	14,442,745	25,089,578
Reinvestment of dividends and distributions:
Standard Class	—	1,231
Service Class	—	9,188,448
	14,442,745	34,279,619
Cost of shares redeemed:
Standard Class	(26,671)	(587)
Service Class	(18,485,240)	(42,929,464)
	(18,511,911)	(42,930,051)
Decrease in net assets derived from capital share transactions	(4,069,166)	(8,650,432)
NET INCREASE (DECREASE) IN NET ASSETS	30,311,495	(39,158,346)
NET ASSETS:
Beginning of period	297,349,035	336,507,381
End of period	$327,660,530	$297,349,035
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Value Managed Volatility Fund–6

LVIP Franklin Templeton Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Value Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended				1/2/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 9.630	$ 10.668	$ 9.923	$ 9.258	$ 10.315	$ 10.000
Income (loss) from investment operations:
Net investment income[4]	0.205	0.329	0.324	0.273	0.356	0.292
Net realized and unrealized gain (loss)	0.925	(1.021)	0.789	0.769	(1.151)	0.179
Total from investment operations	1.130	(0.692)	1.113	1.042	(0.795)	0.471
Less dividends and distributions from:
Net investment income	—	(0.346)	(0.368)	(0.249)	(0.262)	(0.156)
Net realized gain	—	—	—	(0.128)	—	—
Total dividends and distributions	—	(0.346)	(0.368)	(0.377)	(0.262)	(0.156)
Net asset value, end of period	$ 10.760	$ 9.630	$ 10.668	$ 9.923	$ 9.258	$ 10.315
Total return[5]	11.74%	(6.48%)	11.20%	11.35%	(7.72%)	4.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 13	$ 36	$ 38	$ 34	$ 31	$ 30
Ratio of expenses to average net assets[6]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.73%	0.72%	0.71%	0.72%	0.74%	0.81%
Ratio of net investment income to average net assets	3.97% [7]	3.06%	3.09%	2.88%	3.49%	2.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.29% [7]	2.39%	2.43%	2.21%	2.79%	2.08%
Portfolio turnover	6%	12%	7%	45%	11%	15%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Value Managed Volatility Fund–7

LVIP Franklin Templeton Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Value Managed Volatility Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended				1/2/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 9.633	$ 10.668	$ 9.925	$ 9.262	$ 10.316	$ 10.000
Income (loss) from investment operations:
Net investment income[4]	0.187	0.290	0.287	0.241	0.318	0.261
Net realized and unrealized gain (loss)	0.926	(1.018)	0.788	0.766	(1.146)	0.173
Total from investment operations	1.113	(0.728)	1.075	1.007	(0.828)	0.434
Less dividends and distributions from:
Net investment income	—	(0.307)	(0.332)	(0.216)	(0.226)	(0.118)
Net realized gain	—	—	—	(0.128)	—	—
Total dividends and distributions	—	(0.307)	(0.332)	(0.344)	(0.226)	(0.118)
Net asset value, end of period	$ 10.746	$ 9.633	$ 10.668	$ 9.925	$ 9.262	$ 10.316
Total return[5]	11.55%	(6.81%)	10.82%	10.95%	(8.03%)	4.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327,648	$297,313	$336,469	$280,015	$180,144	$93,679
Ratio of expenses to average net assets[6]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.08%	1.07%	1.06%	1.07%	1.09%	1.16%
Ratio of net investment income to average net assets	3.62% [7]	2.71%	2.74%	2.53%	3.14%	2.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.94% [7]	2.04%	2.08%	1.86%	2.44%	1.73%
Portfolio turnover	6%	12%	7%	45%	11%	15%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Value Managed Volatility Fund–8

LVIP Franklin Templeton Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily series of The Franklin Templeton Variable Insurance Products Trust (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Underlying Funds, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks and bonds. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
LVIP Franklin Templeton Value Managed Volatility Fund–9

LVIP Franklin Templeton Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.62% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.05% of the Fund’s average daily net assets for the Standard Class and 0.40% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 45,893	$ 45,893
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$9,122
Legal	1,879
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,696 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP Franklin Templeton Value Managed Volatility Fund–10

LVIP Franklin Templeton Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$31,012
Management fees payable to LIAC	7,950
Distribution fees payable to LFD	92,750
Printing and mailing fees payable to Lincoln Life	14,314
Shareholder servicing fees payable to Lincoln Life	7,685
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-9.51%@
Equity Fund-9.51%@
*Franklin Templeton Variable Insurance Products Trust - Franklin Growth & Income VIP Fund	$28,083,676	$3,089,245	$1,836,268	$60,788	$1,763,963	$31,161,404	1,984,803	$2,378,612	$—

@ As a percentage of Net Assets as of June 30, 2019.
* Class I shares.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$22,183,348
Sales	17,064,611
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$311,894,546
Aggregate unrealized appreciation of investments and derivatives	$ 15,453,442
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 15,453,442
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
LVIP Franklin Templeton Value Managed Volatility Fund–11

LVIP Franklin Templeton Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$ 31,161,404	$—	$—	$ 31,161,404
Unaffiliated Investment Companies	295,971,227	—	—	295,971,227
Total Investments	$327,132,631	$—	$—	$327,132,631
Derivatives:
Assets:
Futures Contracts	$ 215,357	$—	$—	$ 215,357
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	—	36
Service Class	1,393,773	2,356,341
Shares reinvested:
Standard Class	—	128
Service Class	—	957,115
	1,393,773	3,313,620
Shares redeemed:
Standard Class	(2,540)	(53)
Service Class	(1,766,723)	(3,991,429)
	(1,769,263)	(3,991,482)
Net decrease	(375,490)	(677,862)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP Franklin Templeton Value Managed Volatility Fund–12

LVIP Franklin Templeton Value Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2019 were as follows:
LVIP Franklin Templeton Value Managed Volatility Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$204,871	Variation margin due from broker on futures contracts	$—
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	10,486	Variation margin due from broker on futures contracts	—
Total		$215,357		$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,979,256)	$523,126
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(91,317)	83,400
Total		$(4,070,573)	$606,526
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$7,539,900	$14,454,613
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP Franklin Templeton Value Managed Volatility Fund–13

LVIP Franklin Templeton Value Managed Volatility Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
On June 5, 2019, the Board of Trustees of Lincoln Variable Insurance Products Trust (the "Trust") approved an Agreement and Plan of Reorganization, pursuant to which the LVIP Franklin Templeton Value Managed Volatility Fund ("Acquired Fund") would be merged with and into the LVIP BlackRock Dividend Value Managed Volatility Fund ("Acquiring Fund"), each a series of the Trust (the "Reorganization"). The Reorganization is not expected to be a taxable event for contract owners of variable annuity contracts or variable life insurance policies ("Contract Owners"). More information about the Acquiring Fund and the definitive terms of the Reorganization will be included in the proxy materials which will be sent to Contract Owners on or about August 29, 2019.
LVIP Franklin Templeton Value Managed Volatility Fund–14

LVIP Global Allocation Managed Risk Funds
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Global Allocation Managed Risk Funds

LVIP Global Allocation Managed Risk Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
LVIP Global Conservative Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,101.20	0.31%	$1.62
Service Class Shares	1,000.00	1,099.80	0.56%	2.92
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.31%	$1.56
Service Class Shares	1,000.00	1,022.00	0.56%	2.81
LVIP Global Moderate Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,089.90	0.30%	$1.55
Service Class Shares	1,000.00	1,088.60	0.55%	2.85
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,022.10	0.55%	2.76

LVIP Global Allocation Managed Risk Funds–1

LVIP Global Allocation Managed Risk Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP Global Growth Allocation Managed Risk Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,091.80	0.30%	$1.56
Service Class Shares	1,000.00	1,090.30	0.55%	2.85
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.30%	$1.51
Service Class Shares	1,000.00	1,022.10	0.55%	2.76

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.
LVIP Global Allocation Managed Risk Funds–2

LVIP Global Allocation Managed Risk Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP Global Conservative Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.62%
Investment Companies	95.62%
Equity Funds	25.00%
Fixed Income Funds	55.04%
Global Equity Fund	1.95%
Global Fixed Income Fund	0.95%
International Equity Funds	12.68%
Unaffiliated Investments	4.46%
Investment Companies	4.46%
Equity Fund	2.03%
Money Market Fund	2.43%
Total Investments	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%
LVIP Global Moderate Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.12%
Investment Companies	95.12%
Equity Funds	34.10%
Fixed Income Funds	34.46%
Global Equity Fund	2.85%
Global Fixed Income Fund	0.91%
International Equity Funds	22.80%
Unaffiliated Investments	4.92%
Investment Companies	4.92%
Equity Fund	2.02%
Money Market Fund	2.90%
Total Investments	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%
LVIP Global Growth Allocation Managed Risk Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	96.12%
Investment Companies	96.12%
Equity Funds	38.81%
Fixed Income Funds	24.80%
Global Equity Fund	2.90%
Global Fixed Income Fund	0.89%
International Equity Funds	28.72%
Unaffiliated Investments	3.90%
Investment Companies	3.90%
Equity Fund	1.01%
Money Market Fund	2.89%
Total Investments	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

LVIP Global Allocation Managed Risk Funds–3

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.62%
INVESTMENT COMPANIES–95.62%
Equity Funds–25.00%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS Value Fund	286,282	$ 12,477,886
LVIP SSGA Large Cap 100 Fund	2,873,213	37,828,728
LVIP SSGA Mid-Cap Index Fund	1,984,543	25,038,972
LVIP SSGA S&P 500 Index Fund	6,594,237	131,930,899
LVIP SSGA Small-Cap Index Fund	1,599,448	50,166,699
LVIP T. Rowe Price Growth Stock Fund	1,057,572	50,684,121
		308,127,305
Fixed Income Funds–55.04%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	7,452,274	75,484,081
LVIP Delaware Bond Fund	16,751,490	233,499,017
LVIP JPMorgan High Yield Fund	3,457,402	37,526,646
LVIP PIMCO Low Duration Bond Fund	2,867,532	28,982,143
LVIP SSGA Bond Index Fund	5,063,158	58,378,210
LVIP SSGA Short-Term Bond Index Fund	1,117,522	11,570,829
LVIP Western Asset Core Bond Fund	23,027,113	233,011,354
		678,452,280
Global Equity Fund–1.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	2,448,556	24,071,753
		24,071,753
Global Fixed Income Fund–0.95%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	1,000,760	11,664,858
		11,664,858
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–12.68%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS International Growth Fund	1,606,434	$ 30,698,964
LVIP Mondrian International Value Fund	1,064,227	17,790,689
LVIP SSGA Developed International 150 Fund	1,550,602	12,479,245
LVIP SSGA Emerging Markets Equity Index Fund	3,435,789	38,181,918
LVIP SSGA International Index Fund	6,033,757	57,121,575
		156,272,391
Total Affiliated Investments (Cost $1,005,955,389)		1,178,588,587

UNAFFILIATED INVESTMENTS–4.46%
INVESTMENT COMPANIES–4.46%
Equity Fund–2.03%
✠Fidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	793,024	25,019,919
		25,019,919
Money Market Fund–2.43%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	30,004,083	30,004,083
		30,004,083
Total Unaffiliated Investments (Cost $54,883,479)		55,024,002

TOTAL INVESTMENTS–100.08% (Cost $1,060,838,868)	1,233,612,589
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(973,371)
NET ASSETS APPLICABLE TO 85,586,902 SHARES OUTSTANDING–100.00%	$1,232,639,218

✧✧ Standard Class shares.
✠ Initial Class.
LVIP Global Allocation Managed Risk Funds–4

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
296	U.S. Treasury 5 yr Notes	$34,974,250	$34,465,737	9/30/19	$508,513	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–5

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.12%
INVESTMENT COMPANIES–95.12%
Equity Funds–34.10%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	20,911,227	$ 275,317,217
LVIP SSGA Mid-Cap Index Fund	10,850,058	136,895,177
LVIP SSGA S&P 500 Index Fund	56,999,316	1,140,385,322
LVIP SSGA Small-Cap Index Fund	10,930,132	342,823,603
LVIP T. Rowe Price Growth Stock Fund	5,838,164	279,794,015
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,631,404	137,409,112
		2,312,624,446
Fixed Income Funds–34.46%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	39,780,503	402,936,715
LVIP Delaware Bond Fund	45,477,205	633,906,763
LVIP JPMorgan High Yield Fund	13,778,662	149,553,594
LVIP PIMCO Low Duration Bond Fund	16,935,275	171,164,827
LVIP SSGA Bond Index Fund	26,705,621	307,915,815
LVIP SSGA Short-Term Bond Index Fund	3,474,347	35,973,384
LVIP Western Asset Core Bond Fund	62,802,303	635,496,501
		2,336,947,599
Global Equity Fund–2.85%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	19,690,342	193,575,760
		193,575,760
Global Fixed Income Fund–0.91%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	5,278,189	61,522,570
		61,522,570
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–22.80%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS International Growth Fund	19,657,023	$ 375,645,698
LVIP Mondrian International Value Fund	11,262,900	188,281,905
LVIP SSGA Developed International 150 Fund	22,605,696	181,930,643
LVIP SSGA Emerging Markets 100 Fund	15,936,853	138,124,701
LVIP SSGA Emerging Markets Equity Index Fund	25,004,889	277,879,331
LVIP SSGA International Index Fund	40,561,032	383,991,293
		1,545,853,571
Total Affiliated Investments (Cost $5,210,780,966)		6,450,523,946

UNAFFILIATED INVESTMENTS–4.92%
INVESTMENT COMPANIES–4.92%
Equity Fund–2.02%
✠Fidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	4,335,703	136,791,431
		136,791,431
Money Market Fund–2.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	196,786,773	196,786,773
		196,786,773
Total Unaffiliated Investments (Cost $336,065,074)		333,578,204

TOTAL INVESTMENTS–100.04% (Cost $5,546,846,040)	6,784,102,150
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(2,962,760)
NET ASSETS APPLICABLE TO 449,799,055 SHARES OUTSTANDING–100.00%	$6,781,139,390

✧✧ Standard Class shares.
✠ Initial Class.
LVIP Global Allocation Managed Risk Funds–6

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
2,125	U.S. Treasury 5 yr Notes	$251,082,032	$247,431,388	9/30/19	$3,650,644	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–7

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.12%
INVESTMENT COMPANIES–96.12%
Equity Funds–38.81%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	26,277,639	$ 345,971,400
LVIP SSGA Mid-Cap Index Fund	27,268,906	344,051,781
LVIP SSGA S&P 500 Index Fund	83,725,397	1,675,094,008
LVIP SSGA Small-Cap Index Fund	16,508,358	517,784,636
LVIP T. Rowe Price Growth Stock Fund	7,265,847	348,215,729
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,909,963	86,335,704
		3,317,453,258
Fixed Income Funds–24.80%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	21,799,855	220,810,730
LVIP Delaware Bond Fund	44,726,841	623,447,438
LVIP JPMorgan High Yield Fund	18,820,127	204,273,657
LVIP PIMCO Low Duration Bond Fund	18,332,058	185,282,114
LVIP SSGA Bond Index Fund	19,599,492	225,982,144
LVIP SSGA Short-Term Bond Index Fund	3,352,411	34,710,863
LVIP Western Asset Core Bond Fund	61,846,326	625,822,967
		2,120,329,913
Global Equity Fund–2.90%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	25,233,323	248,068,799
		248,068,799
Global Fixed Income Fund–0.89%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	6,493,042	75,682,900
		75,682,900
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–28.72%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS International Growth Fund	27,745,037	$ 530,207,661
LVIP Mondrian International Value Fund	15,448,947	258,260,042
LVIP SSGA Developed International 150 Fund	31,802,678	255,947,958
LVIP SSGA Emerging Markets 100 Fund	20,026,321	173,568,122
LVIP SSGA Emerging Markets Equity Index Fund	31,421,092	349,182,596
LVIP SSGA International Index Fund	93,812,569	888,123,590
		2,455,289,969
Total Affiliated Investments (Cost $6,586,724,336)		8,216,824,839

UNAFFILIATED INVESTMENTS–3.90%
INVESTMENT COMPANIES–3.90%
Equity Fund–1.01%
✠Fidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	2,724,178	85,947,816
		85,947,816
Money Market Fund–2.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	247,392,399	247,392,399
		247,392,399
Total Unaffiliated Investments (Cost $332,093,257)		333,340,215

TOTAL INVESTMENTS–100.02% (Cost $6,918,817,593)	8,550,165,054
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(2,077,544)
NET ASSETS APPLICABLE TO 581,996,658 SHARES OUTSTANDING–100.00%	$8,548,087,510

✧✧ Standard Class shares.
✠ Initial Class.
LVIP Global Allocation Managed Risk Funds–8

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
2,401	U.S. Treasury 5 yr Notes	$283,693,156	$279,568,358	9/30/19	$4,124,798	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–9

LVIP Global Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2019 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$1,178,588,587	$6,450,523,946	$8,216,824,839
Unaffiliated investments, at value	55,024,002	333,578,204	333,340,215
Receivable for securities sold	760,289	1,675,210	2,477,358
Cash collateral held at broker for futures contracts	195,360	1,402,500	1,584,660
Dividends and interest receivable	57,946	377,793	472,058
Receivable for fund shares sold	31,501	307,891	368,729
Prepaid expenses	1,981	11,250	14,323
Variation margin due from broker on futures contracts	109	164	47
TOTAL ASSETS	1,234,659,775	6,787,876,958	8,555,082,229
LIABILITIES:
Payable for fund shares redeemed	739,995	2,392,446	1,128,229
Due to custodian	700,166	1,243,580	1,989,668
Due to manager and affiliates	529,832	2,939,821	3,693,409
Other accrued expenses payable	50,564	161,721	183,413
TOTAL LIABILITIES	2,020,557	6,737,568	6,994,719
TOTAL NET ASSETS	$1,232,639,218	$6,781,139,390	$8,548,087,510
Affiliated investments, at cost	$1,005,955,389	$5,210,780,966	$6,586,724,336
Unaffiliated investments, at cost	54,883,479	336,065,074	332,093,257
Standard Class:
Net Assets	$ 85,801,988	$ 220,656,023	$ 234,531,011
Shares Outstanding	5,949,517	14,617,424	15,951,754
Net Asset Value Per Share	$ 14.422	$ 15.095	$ 14.703
Service Class:
Net Assets	$1,146,837,230	$6,560,483,367	$8,313,556,499
Shares Outstanding	79,637,385	435,181,631	566,044,904
Net Asset Value Per Share	$ 14.401	$ 15.075	$ 14.687
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$1,039,207,165	$5,696,220,051	$7,169,358,007
Distributable earnings/(accumulated loss)	193,432,053	1,084,919,339	1,378,729,503
TOTAL NET ASSETS	$1,232,639,218	$6,781,139,390	$8,548,087,510
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–10

LVIP Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2019 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 383,456	$ 2,219,859	$ 2,590,175
Interest	4,470	290,097	427,754
	387,926	2,509,956	3,017,929
EXPENSES:
Management fees	1,513,800	8,318,268	10,460,812
Distribution fees-Service Class	1,410,334	8,049,840	10,179,197
Shareholder servicing fees	175,601	964,919	1,213,454
Accounting and administration expenses	71,808	265,909	327,269
Reports and statements to shareholders	37,559	199,575	217,326
Professional fees	20,211	60,168	72,631
Trustees’ fees and expenses	17,796	98,483	123,929
Custodian fees	4,430	34,115	48,855
Consulting fees	2,167	3,745	4,251
Pricing fees	627	1,070	1,072
Other	10,411	44,954	51,770
Total operating expenses	3,264,744	18,041,046	22,700,566
NET INVESTMENT LOSS	(2,876,818)	(15,531,090)	(19,682,637)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(780,189)	4,185,103	(6,197,117)
Sale of unaffiliated investments	(136,915)	(1,325,960)	(334,606)
Distributions from unaffiliated investments	2,676,265	14,601,777	9,125,058
Futures contracts	(2,747,058)	(97,818,388)	(151,705,365)
Net realized loss	(987,897)	(80,357,468)	(149,112,030)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	115,549,188	725,210,059	1,002,145,584
Unaffiliated investments	1,964,315	9,579,728	5,357,777
Foreign currencies	(212)	(84,965)	(148,826)
Futures contracts	1,927,683	(71,117,153)	(111,631,383)
Net change in unrealized appreciation (depreciation)	119,440,974	663,587,669	895,723,152
NET REALIZED AND UNREALIZED GAIN	118,453,077	583,230,201	746,611,122
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$115,576,259	$567,699,111	$ 726,928,485
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–11

LVIP Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (2,876,818)	$ 26,733,826	$ (15,531,090)	$ 130,242,359	$ (19,682,637)	$ 155,540,560
Net realized gain (loss)	(987,897)	50,326,887	(80,357,468)	240,621,093	(149,112,030)	314,663,574
Net change in unrealized appreciation (depreciation)	119,440,974	(135,418,221)	663,587,669	(765,482,771)	895,723,152	(1,048,023,867)
Net increase (decrease) in net assets resulting from operations	115,576,259	(58,357,508)	567,699,111	(394,619,319)	726,928,485	(577,819,733)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,360,599)	—	(6,388,035)	—	(5,512,245)
Service Class	—	(44,592,341)	—	(178,211,252)	—	(187,293,193)
	—	(47,952,940)	—	(184,599,287)	—	(192,805,438)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,779,445	10,958,555	14,150,241	28,077,302	16,303,362	38,484,626
Service Class	26,083,314	53,561,765	76,209,624	227,270,139	76,616,606	271,380,941
Reinvestment of dividends and distributions:
Standard Class	—	3,360,599	—	6,388,035	—	5,512,245
Service Class	—	44,592,341	—	178,211,252	—	187,293,193
	29,862,759	112,473,260	90,359,865	439,946,728	92,919,968	502,671,005
Cost of shares redeemed:
Standard Class	(4,560,682)	(11,189,652)	(18,916,866)	(43,801,990)	(16,939,249)	(40,077,954)
Service Class	(85,515,531)	(204,890,536)	(379,547,759)	(726,166,196)	(446,549,917)	(875,727,424)
	(90,076,213)	(216,080,188)	(398,464,625)	(769,968,186)	(463,489,166)	(915,805,378)
Decrease in net assets derived from capital share transactions	(60,213,454)	(103,606,928)	(308,104,760)	(330,021,458)	(370,569,198)	(413,134,373)
NET INCREASE (DECREASE) IN NET ASSETS	55,362,805	(209,917,376)	259,594,351	(909,240,064)	356,359,287	(1,183,759,544)
NET ASSETS:
Beginning of period	1,177,276,413	1,387,193,789	6,521,545,039	7,430,785,103	8,191,728,223	9,375,487,767
End of period	$1,232,639,218	$1,177,276,413	$6,781,139,390	$6,521,545,039	$8,548,087,510	$ 8,191,728,223
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–12

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.097	$ 14.301	$ 13.330	$ 13.188	$ 13.944	$ 13.623
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.017)	0.324	0.256	0.249	0.267	0.234
Net realized and unrealized gain (loss)	1.342	(0.950)	1.142	0.412	(0.545)	0.542
Total from investment operations	1.325	(0.626)	1.398	0.661	(0.278)	0.776
Less dividends and distributions from:
Net investment income	—	(0.367)	(0.328)	(0.304)	(0.294)	(0.282)
Net realized gain	—	(0.211)	(0.099)	(0.215)	(0.184)	(0.173)
Total dividends and distributions	—	(0.578)	(0.427)	(0.519)	(0.478)	(0.455)
Net asset value, end of period	$ 14.422	$ 13.097	$ 14.301	$ 13.330	$ 13.188	$ 13.944
Total return[4]	10.12%	(4.45%)	10.50%	5.02%	(2.00%)	5.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 85,802	$ 78,617	$ 82,493	$73,615	$ 73,945	$80,856
Ratio of expenses to average net assets[5]	0.31%	0.30%	0.29%	0.27%	0.27%	0.27%
Ratio of net investment income (loss) to average net assets	(0.25%) [6]	2.29%	1.82%	1.86%	1.91%	1.67%
Portfolio turnover	5%	26%	24%	34%	23%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–13

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.094	$ 14.294	$ 13.325	$ 13.185	$ 13.939	$ 13.620
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.034)	0.288	0.220	0.215	0.232	0.199
Net realized and unrealized gain (loss)	1.341	(0.948)	1.141	0.410	(0.543)	0.540
Total from investment operations	1.307	(0.660)	1.361	0.625	(0.311)	0.739
Less dividends and distributions from:
Net investment income	—	(0.329)	(0.293)	(0.270)	(0.259)	(0.247)
Net realized gain	—	(0.211)	(0.099)	(0.215)	(0.184)	(0.173)
Total dividends and distributions	—	(0.540)	(0.392)	(0.485)	(0.443)	(0.420)
Net asset value, end of period	$ 14.401	$ 13.094	$ 14.294	$ 13.325	$ 13.185	$ 13.939
Total return[4]	9.98%	(4.69%)	10.22%	4.75%	(2.23%)	5.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,146,837	$1,098,660	$1,304,701	$1,374,671	$1,357,776	$1,344,553
Ratio of expenses to average net assets[5]	0.56%	0.55%	0.54%	0.52%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets	(0.50%) [6]	2.04%	1.57%	1.61%	1.66%	1.42%
Portfolio turnover	5%	26%	24%	34%	23%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–14

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.850	$ 15.105	$ 13.513	$ 13.341	$ 14.109	$ 13.815
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.016)	0.310	0.258	0.222	0.254	0.243
Net realized and unrealized gain (loss)	1.261	(1.128)	1.677	0.356	(0.729)	0.331
Total from investment operations	1.245	(0.818)	1.935	0.578	(0.475)	0.574
Less dividends and distributions from:
Net investment income	—	(0.370)	(0.336)	(0.253)	(0.284)	(0.280)
Net realized gain	—	(0.067)	(0.007)	(0.153)	(0.009)	—
Total dividends and distributions	—	(0.437)	(0.343)	(0.406)	(0.293)	(0.280)
Net asset value, end of period	$ 15.095	$ 13.850	$ 15.105	$ 13.513	$ 13.341	$ 14.109
Total return[4]	8.99%	(5.43%)	14.32%	4.34%	(3.37%)	4.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$220,656	$206,919	$234,424	$210,980	$218,424	$217,898
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.29%	0.27%	0.27%	0.27%
Ratio of net investment income (loss) to average net assets	(0.22%) [6]	2.06%	1.77%	1.65%	1.79%	1.71%
Portfolio turnover	4%	24%	20%	23%	20%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–15

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.848	$ 15.100	$ 13.510	$ 13.340	$ 14.107	$ 13.814
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.034)	0.272	0.221	0.188	0.218	0.207
Net realized and unrealized gain (loss)	1.261	(1.125)	1.676	0.354	(0.728)	0.331
Total from investment operations	1.227	(0.853)	1.897	0.542	(0.510)	0.538
Less dividends and distributions from:
Net investment income	—	(0.332)	(0.300)	(0.219)	(0.248)	(0.245)
Net realized gain	—	(0.067)	(0.007)	(0.153)	(0.009)	—
Total dividends and distributions	—	(0.399)	(0.307)	(0.372)	(0.257)	(0.245)
Net asset value, end of period	$ 15.075	$ 13.848	$ 15.100	$ 13.510	$ 13.340	$ 14.107
Total return[4]	8.86%	(5.67%)	14.04%	4.08%	(3.62%)	3.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,560,483	$6,314,626	$7,196,361	$6,959,522	$7,084,595	$6,972,807
Ratio of expenses to average net assets[5]	0.55%	0.55%	0.54%	0.52%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets	(0.47%) [6]	1.81%	1.52%	1.40%	1.54%	1.46%
Portfolio turnover	4%	24%	20%	23%	20%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–16

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.467	$ 14.765	$ 13.058	$ 12.711	$ 13.474	$ 13.290
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.016)	0.288	0.264	0.228	0.246	0.243
Net realized and unrealized gain (loss)	1.252	(1.224)	1.778	0.377	(0.743)	0.220
Total from investment operations	1.236	(0.936)	2.042	0.605	(0.497)	0.463
Less dividends and distributions from:
Net investment income	—	(0.362)	(0.335)	(0.258)	(0.266)	(0.279)
Total dividends and distributions	—	(0.362)	(0.335)	(0.258)	(0.266)	(0.279)
Net asset value, end of period	$ 14.703	$ 13.467	$ 14.765	$ 13.058	$ 12.711	$ 13.474
Total return[4]	9.18%	(6.33%)	15.63%	4.75%	(3.69%)	3.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$234,531	$215,402	$231,178	$199,014	$197,206	$195,440
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.29%	0.27%	0.27%	0.26%
Ratio of net investment income (loss) to average net assets	(0.23%) [6]	1.96%	1.87%	1.77%	1.82%	1.79%
Portfolio turnover	4%	22%	19%	21%	22%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–17

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.470	$ 14.763	$ 13.059	$ 12.713	$ 13.475	$ 13.292
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.034)	0.251	0.229	0.195	0.212	0.209
Net realized and unrealized gain (loss)	1.251	(1.220)	1.775	0.377	(0.742)	0.219
Total from investment operations	1.217	(0.969)	2.004	0.572	(0.530)	0.428
Less dividends and distributions from:
Net investment income	—	(0.324)	(0.300)	(0.226)	(0.232)	(0.245)
Total dividends and distributions	—	(0.324)	(0.300)	(0.226)	(0.232)	(0.245)
Net asset value, end of period	$ 14.687	$ 13.470	$ 14.763	$ 13.059	$ 12.713	$ 13.475
Total return[4]	9.03%	(6.56%)	15.34%	4.49%	(3.93%)	3.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,313,556	$7,976,326	$9,144,310	$8,659,383	$8,877,001	$8,704,565
Ratio of expenses to average net assets[5]	0.55%	0.55%	0.54%	0.52%	0.52%	0.51%
Ratio of net investment income (loss) to average net assets	(0.48%) [6]	1.71%	1.62%	1.52%	1.57%	1.54%
Portfolio turnover	4%	22%	19%	21%	22%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds–18

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.
The investment objective of the LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2019, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Global Allocation Managed Risk Funds–19

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Administrative	$34,852	$191,981	$241,571
Legal	7,180	39,554	49,771
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2019, these fees were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Printing and mailing	$15,682	$107,075	$79,477
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
LVIP Global Allocation Managed Risk Funds–20

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, each Fund had liabilities payable to affiliates as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Management fees payable to LIAC	$250,989	$1,375,835	$1,730,404
Distribution fees payable to LFD	233,571	1,331,102	1,683,083
Printing and mailing fees payable to Lincoln Life	16,157	73,287	79,195
Shareholder servicing fees payable to Lincoln Life	29,115	159,597	200,727
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2019, each Fund engaged in securities purchases and securities sales which resulted in net realized gains (losses) as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$10,886	$ 102	$ 5,854
Sales	54,685	137,498	90,488
Net realized loss	(2,202)	(3,995)	(2,560)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.62%@
Equity Funds-25.00%@
✧✧LVIP MFS Value Fund	$ 11,380,169	$ 65,597	$1,012,671	$ (48,403)	$ 2,093,194	$ 12,477,886	286,282	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	33,954,484	1,420,738	2,882,596	(42,021)	5,378,123	37,828,728	2,873,213	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	22,544,492	922,412	2,374,880	28,184	3,918,764	25,038,972	1,984,543	—	—
✧✧LVIP SSGA S&P 500 Index Fund	108,098,787	10,776,239	7,151,625	382,088	19,825,410	131,930,899	6,594,237	—	—
LVIP Global Allocation Managed Risk Funds–21

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Conservative Allocation Managed Risk Fund (continued)
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Small-Cap Index Fund	$ 55,965,965	$ 3,281,489	$ 18,118,543	(1,185,727)	$ 10,223,515	$ 50,166,699	1,599,448	$—	$—
✧✧LVIP T. Rowe Price Growth Stock Fund	45,325,112	1,052,605	4,721,795	154,607	8,873,592	50,684,121	1,057,572	—	—
Fixed Income Funds-55.04%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	66,563,132	9,997,686	4,049,601	(131,687)	3,104,551	75,484,081	7,452,274	—	—
✧✧LVIP Delaware Bond Fund	232,313,198	1,252,045	15,288,156	(269,431)	15,491,361	233,499,017	16,751,490	—	—
✧✧LVIP JPMorgan High Yield Fund	35,798,315	452,782	2,159,266	(56,617)	3,491,432	37,526,646	3,457,402	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	40,231,648	1,366,736	13,492,021	63,833	811,947	28,982,143	2,867,532	—	—
✧✧LVIP SSGA Bond Index Fund	57,814,026	1,649,246	4,477,823	9,612	3,383,149	58,378,210	5,063,158	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	11,498,256	382,511	673,911	6,189	357,784	11,570,829	1,117,522	—	—
✧✧LVIP Western Asset Core Bond Fund	229,226,769	2,054,925	14,966,778	(278,334)	16,974,772	233,011,354	23,027,113	—	—
Global Equity Fund-1.95%@
✧✧LVIP Clarion Global Real Estate Fund	12,456,839	11,014,596	1,960,381	45,297	2,515,402	24,071,753	2,448,556	—	—
Global Fixed Income Fund-0.95%@
✧✧LVIP Global Income Fund	11,594,097	259,980	776,957	21,005	566,733	11,664,858	1,000,760	—	—
International Equity Funds-12.68%@
✧✧LVIP MFS International Growth Fund	28,735,229	158,582	3,491,682	346,500	4,950,335	30,698,964	1,606,434	—	—
✧✧LVIP Mondrian International Value Fund	17,137,369	659,682	1,695,963	49,256	1,640,345	17,790,689	1,064,227	—	—
✧✧LVIP SSGA Developed International 150 Fund	11,894,138	735,392	1,125,066	376	974,405	12,479,245	1,550,602	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	35,939,870	2,455,174	3,967,599	271,790	3,482,683	38,181,918	3,435,789	—	—
✧✧LVIP SSGA International Index Fund	53,806,044	1,271,456	5,300,910	(146,706)	7,491,691	57,121,575	6,033,757	—	—
Total	$1,122,277,939	$51,229,873	$109,688,224	$ (780,189)	$115,549,188	$1,178,588,587		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
LVIP Global Allocation Managed Risk Funds–22

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.12%@
Equity Funds-34.10%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 248,839,080	$ 7,834,385	$ 20,222,470	$ (1,369,844)	$ 40,236,066	$ 275,317,217	20,911,227	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	124,077,540	3,780,281	12,570,417	(74,550)	21,682,323	136,895,177	10,850,058	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,001,862,166	34,609,217	77,620,588	11,755,067	169,779,460	1,140,385,322	56,999,316	—	—
✧✧LVIP SSGA Small-Cap Index Fund	369,876,608	18,815,699	105,565,892	(6,496,800)	66,193,988	342,823,603	10,930,132	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	249,440,521	3,885,533	23,106,163	390,832	49,183,292	279,794,015	5,838,164	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	125,681,404	576,330	21,591,369	2,168,423	30,574,324	137,409,112	4,631,404	—	—
Fixed Income Funds-34.46%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	381,086,196	29,888,843	24,785,232	(949,190)	17,696,098	402,936,715	39,780,503	—	—
✧✧LVIP Delaware Bond Fund	658,491,064	2,773,560	69,194,737	(1,721,680)	43,558,556	633,906,763	45,477,205	—	—
✧✧LVIP JPMorgan High Yield Fund	144,215,209	1,343,104	9,767,211	(478,339)	14,240,831	149,553,594	13,778,662	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	197,877,311	7,529,683	38,621,318	91,162	4,287,989	171,164,827	16,935,275	—	—
✧✧LVIP SSGA Bond Index Fund	307,529,695	10,349,529	27,929,065	(630,856)	18,596,512	307,915,815	26,705,621	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	35,976,548	1,389,459	2,527,319	23,110	1,111,586	35,973,384	3,474,347	—	—
✧✧LVIP Western Asset Core Bond Fund	644,281,090	2,746,634	57,489,886	(1,555,026)	47,513,689	635,496,501	62,802,303	—	—
Global Equity Fund-2.85%@
✧✧LVIP BlackRock Global Real Estate Fund	96,830,612	94,196,551	17,696,604	354,060	19,891,141	193,575,760	19,690,342	—	—
Global Fixed Income Fund-0.91%@
✧✧LVIP Global Income Fund	61,541,006	1,820,774	4,950,627	29,209	3,082,208	61,522,570	5,278,189	—	—
International Equity Funds-22.80%@
✧✧LVIP MFS International Growth Fund	353,979,886	1,566,723	44,806,704	5,809,928	59,095,865	375,645,698	19,657,023	—	—
✧✧LVIP Mondrian International Value Fund	181,343,685	6,470,606	17,349,857	(372,424)	18,189,895	188,281,905	11,262,900	—	—
✧✧LVIP SSGA Developed International 150 Fund	174,573,477	9,071,667	15,937,230	(293,972)	14,516,701	181,930,643	22,605,696	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	132,824,491	10,395,119	11,627,040	(1,760,189)	8,292,320	138,124,701	15,936,853	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	263,309,423	15,414,440	28,163,832	1,972,293	25,347,007	277,879,331	25,004,889	—	—
LVIP Global Allocation Managed Risk Funds–23

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund (continued)
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$ 364,138,479	$ 5,011,686	$ 34,592,969	(2,706,111)	$ 52,140,208	$ 383,991,293	40,561,032	$—	$—
Total	$6,117,775,491	$269,469,823	$666,116,530	$ 4,185,103	$725,210,059	$6,450,523,946		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.12%@
Equity Funds-38.81%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 313,088,878	$ 8,743,518	$ 24,571,682	$ (2,171,138)	$ 50,881,824	$ 345,971,400	26,277,639	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	312,241,272	8,378,552	30,749,322	(561,969)	54,743,248	344,051,781	27,268,906	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,473,823,761	63,315,612	128,244,987	15,522,674	250,676,948	1,675,094,008	83,725,397	—	—
✧✧LVIP SSGA Small-Cap Index Fund	519,330,830	25,810,324	111,700,655	(12,625,318)	96,969,455	517,784,636	16,508,358	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	313,863,586	2,955,672	30,589,524	352,590	61,633,405	348,215,729	7,265,847	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	79,070,522	451,438	13,726,704	1,846,360	18,694,088	86,335,704	2,909,963	—	—
Fixed Income Funds-24.80%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	220,401,425	10,723,523	19,722,249	(651,719)	10,059,750	220,810,730	21,799,855	—	—
✧✧LVIP Delaware Bond Fund	632,825,394	3,361,147	53,391,372	(1,470,117)	42,122,386	623,447,438	44,726,841	—	—
✧✧LVIP JPMorgan High Yield Fund	196,367,709	4,340,783	15,153,961	(714,607)	19,433,733	204,273,657	18,820,127	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	215,910,139	9,825,582	45,217,496	127,084	4,636,805	185,282,114	18,332,058	—	—
✧✧LVIP SSGA Bond Index Fund	225,480,480	9,850,225	22,537,277	(542,965)	13,731,681	225,982,144	19,599,492	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	35,561,787	831,614	2,785,675	33,351	1,069,786	34,710,863	3,352,411	—	—
✧✧LVIP Western Asset Core Bond Fund	634,026,592	3,363,376	56,553,852	(1,868,905)	46,855,756	625,822,967	61,846,326	—	—
Global Equity Fund-2.90%@
✧✧LVIP Clarion Global Real Estate Fund	173,918,672	68,802,930	25,742,809	645,608	30,444,398	248,068,799	25,233,323	—	—
LVIP Global Allocation Managed Risk Funds–24

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Growth Allocation Managed Risk Fund (continued)
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
Global Fixed Income Fund-0.89%@
✧✧LVIP Global Income Fund	$ 75,792,209	$ 2,836,957	$ 6,775,866	$ 29,785	$ 3,799,815	$ 75,682,900	6,493,042	$—	$—
International Equity Funds-28.72%@
✧✧LVIP MFS International Growth Fund	500,292,277	2,756,836	64,316,486	3,894,121	87,580,913	530,207,661	27,745,037	—	—
✧✧LVIP Mondrian International Value Fund	249,067,468	7,276,443	22,445,248	(1,738,842)	26,100,221	258,260,042	15,448,947	—	—
✧✧LVIP SSGA Developed International 150 Fund	245,932,245	11,960,082	21,886,299	(1,170,150)	21,112,080	255,947,958	31,802,678	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	167,121,534	12,536,848	14,248,556	(948,440)	9,106,736	173,568,122	20,026,321	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	331,304,905	18,318,470	34,630,543	2,355,642	31,834,122	349,182,596	31,421,092	—	—
✧✧LVIP SSGA International Index Fund	843,346,965	8,725,412	78,067,059	(6,540,162)	120,658,434	888,123,590	93,812,569	—	—
Total	$7,758,768,650	$285,165,344	$823,057,622	$(6,197,117)	$1,002,145,584	$8,216,824,839		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$ 54,964,418	$288,588,676	$296,849,109
Sales	118,192,197	695,973,952	839,977,690
LVIP Global Allocation Managed Risk Funds–25

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$1,060,838,868	$5,546,846,040	$6,918,817,593
Aggregate unrealized appreciation of investments and derivatives	$ 173,282,235	$1,249,283,489	$1,635,472,259
Aggregate unrealized depreciation of investments and derivatives	—	(8,376,736)	—
Net unrealized appreciation of investments and derivatives	$ 173,282,235	$1,240,906,753	$1,635,472,259
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2019:
Level 1	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$1,178,588,587	$6,450,523,946	$8,216,824,839
Unaffiliated Investment Companies	55,024,002	333,578,204	333,340,215
Total Investments	$1,233,612,589	$6,784,102,150	$8,550,165,054
Derivatives:
Assets:
Futures Contracts	$ 508,513	$ 3,650,644	$ 4,124,798
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Allocation Managed Risk Funds–26

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18
Shares sold:
Standard Class	274,308	777,989	972,980	1,875,932	1,164,382	2,651,978
Service Class	1,878,946	3,780,706	5,226,435	15,108,548	5,395,818	18,370,335
Shares reinvested:
Standard Class	—	249,817	—	456,493	—	410,933
Service Class	—	3,307,570	—	12,718,855	—	13,956,760
	2,153,254	8,116,082	6,199,415	30,159,828	6,560,200	35,390,006
Shares redeemed:
Standard Class	(327,529)	(793,490)	(1,296,044)	(2,911,101)	(1,207,066)	(2,725,983)
Service Class	(6,147,253)	(14,458,189)	(26,032,074)	(48,411,530)	(31,510,298)	(59,565,686)
	(6,474,782)	(15,251,679)	(27,328,118)	(51,322,631)	(32,717,364)	(62,291,669)
Net decrease	(4,321,528)	(7,135,597)	(21,128,703)	(21,162,803)	(26,157,164)	(26,901,663)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2019 were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	$508,513	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP Global Allocation Managed Risk Funds–27

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,904,850)	$2,265,314
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(89,390)	56,649
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,247,182	(394,280)
Total		$(2,747,058)	$1,927,683
Fair values of derivative instruments as of June 30, 2019 were as follows:
LVIP Global Moderate Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)	Variation margin due from broker on futures contracts	$3,650,644	Variation margin due from broker on futures contracts	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(115,465,681)	$(55,644,092)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(3,797,618)	3,007,200
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	21,444,911	(18,480,261)
Total		$ (97,818,388)	$(71,117,153)
LVIP Global Allocation Managed Risk Funds–28

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2019 were as follows:
LVIP Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)	Variation margin due from broker on futures contracts	$4,124,798	Variation margin due from broker on futures contracts	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(172,818,170)	$ (88,268,790)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(7,166,953)	5,403,457
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	28,279,758	(28,766,050)
Total		$(151,705,365)	$(111,631,383)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP Global Conservative Allocation Managed Risk Fund	$ 45,118,228	$ 11,344,372
LVIP Global Moderate Allocation Managed Risk Fund	781,237,566	586,886,412
LVIP Global Growth Allocation Managed Risk Fund	1,074,746,470	921,075,014
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
LVIP Global Allocation Managed Risk Funds–29

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Global Allocation Managed Risk Funds–30

LVIP Global Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Global Income Fund

LVIP Global Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,051.70	0.68%	$3.46
Service Class Shares	1,000.00	1,050.40	0.93%	4.73
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.68%	$3.41
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund
Security Type/Country Allocations and Credit Quality Ratings (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	1.81%
Agency Mortgage-Backed Securities	0.31%
Corporate Bonds	4.16%
Municipal Bonds	0.12%
Non-Agency Asset-Backed Securities	2.90%
Non-Agency Collateralized Mortgage Obligations	0.58%
Non-Agency Commercial Mortgage-Backed Securities	0.37%
Loan Agreements	0.96%
Sovereign Bonds	49.80%
Supranational Banks	2.75%
U.S. Treasury Obligations	29.54%
Common Stock	0.01%
Exchange-Traded Fund	0.04%
Money Market Fund	5.42%
Short-Term Investments	0.67%
Total Investments	99.44%
Receivables and Other Assets Net of Liabilities	0.56%
Net Assets	100.00%

Country	Percentage of Net Assets
Angola	0.03%
Australia	2.42%
Brazil	0.71%
Canada	1.54%
Cayman Islands	1.60%
China	0.22%
Colombia	0.05%
Dominican Republic	0.02%
France	3.27%
Gabon	0.03%
Germany	3.53%
Ghana	0.25%
Greece	0.02%
India	0.66%
Indonesia	1.37%
Iraq	0.03%
Ireland	0.06%
Italy	4.95%
Japan	12.08%
Kazakhstan	0.03%
Luxembourg	0.02%
Malaysia	0.76%
Mexico	5.18%
Netherlands	2.47%
New Zealand	3.41%
Norway	0.03%
Philippines	0.42%
Republic of Korea	2.58%
Russia	0.03%
Singapore	2.58%
South Africa	0.02%
Spain	0.05%
Supranational	2.75%
Switzerland	0.02%
Thailand	0.72%
Country	Percentage of Net Assets
Tunisia	0.03%
Ukraine	0.02%
United Arab Emirates	0.04%
United Kingdom	1.54%
United States	37.75%
Uruguay	0.02%
Total	93.31%

Credit Quality Ratings (as a % of fixed income investments)*
U.S. Government	33.70%
AAA	18.64%
AA	8.45%
A	21.04%
BBB	6.34%
BB	1.65%
B	0.56%
CCC	0.01%
Non-Rated	8.90%
Short-Term Investments	0.71%
Total	100.00%

*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
LVIP Global Income Fund–2

LVIP Global Income Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.81%
•Fannie Mae Connecticut Avenue Securities
Series 2013-C01 M2 7.65% (LIBOR01M + 5.25%) 10/25/23	494,699	$ 549,579
Series 2014-C02 1M2 5.00% (LIBOR01M + 2.60%) 5/25/24	774,478	800,524
Series 2014-C03 1M2 5.40% (LIBOR01M + 3.00%) 7/25/24	737,586	773,381
Series 2014-C03 2M2 5.30% (LIBOR01M + 2.90%) 7/25/24	188,215	196,215
Series 2014-C04 1M2 7.30% (LIBOR01M + 4.90%) 11/25/24	327,092	360,732
Series 2014-C04 2M2 7.40% (LIBOR01M + 5.00%) 11/25/24	309,116	338,166
Series 2015-C01 1M2 6.70% (LIBOR01M + 4.30%) 2/25/25	331,910	354,858
Series 2015-C01 2M2 6.95% (LIBOR01M + 4.55%) 2/25/25	364,055	383,056
Series 2015-C02 1M2 6.40% (LIBOR01M + 4.00%) 5/25/25	541,638	576,899
Series 2015-C02 2M2 6.40% (LIBOR01M + 4.00%) 5/25/25	292,849	304,614
Series 2015-C03 1M2 7.40% (LIBOR01M + 5.00%) 7/25/25	182,557	199,635
Series 2015-C03 2M2 7.40% (LIBOR01M + 5.00%) 7/25/25	405,777	433,792
Series 2016-C01 2M2 9.35% (LIBOR01M + 6.95%) 8/25/28	403,439	454,055
Series 2016-C04 1M2 6.65% (LIBOR01M + 4.25%) 1/25/29	60,000	64,126
Series 2017-C01 1M2 5.95% (LIBOR01M + 3.55%) 7/25/29	465,000	491,905
Series 2018-C02 2M1 3.05% (LIBOR01M + 0.65%) 8/25/30	303,165	303,236
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN1 M2 4.60% (LIBOR01M + 2.20%) 2/25/24	132,816	135,070
Series 2014-DN2 M3 6.00% (LIBOR01M + 3.60%) 4/25/24	250,000	265,882
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2014-DN3 M3 6.40% (LIBOR01M + 4.00%) 8/25/24	184,376	$ 196,739
Series 2014-HQ1 M3 6.50% (LIBOR01M + 4.10%) 8/25/24	468,301	491,547
Series 2014-HQ2 M3 6.15% (LIBOR01M + 3.75%) 9/25/24	700,000	762,981
Series 2015-DN1 M3 6.55% (LIBOR01M + 4.15%) 1/25/25	751,999	782,424
Series 2015-DNA1 M3 5.70% (LIBOR01M + 3.30%) 10/25/27	250,000	265,364
Series 2015-DNA2 M3 6.30% (LIBOR01M + 3.90%) 12/25/27	750,000	790,185
Series 2015-DNA3 M2 5.25% (LIBOR01M + 2.85%) 4/25/28	356,073	362,319
Series 2015-HQ1 M3 6.20% (LIBOR01M + 3.80%) 3/25/25	774,798	800,196
Series 2015-HQ2 M3 5.65% (LIBOR01M + 3.25%) 5/25/25	250,000	263,901
Series 2015-HQA1 M2 5.05% (LIBOR01M + 2.65%) 3/25/28	298,233	300,449
Series 2015-HQA1 M3 7.10% (LIBOR01M + 4.70%) 3/25/28	250,000	270,717
Series 2015-HQA2 M2 5.20% (LIBOR01M + 2.80%) 5/25/28	287,138	290,897
Series 2016-DNA1 M3 7.95% (LIBOR01M + 5.55%) 7/25/28	250,000	282,295
Series 2016-DNA2 M3 7.05% (LIBOR01M + 4.65%) 10/25/28	260,000	280,797
Series 2016-HQA1 M2 5.15% (LIBOR01M + 2.75%) 9/25/28	335,274	338,379
Series 2016-HQA2 M2 4.65% (LIBOR01M + 2.25%) 11/25/28	149,405	150,863
Series 2016-HQA2 M3 7.55% (LIBOR01M + 5.15%) 11/25/28	250,000	275,680
Series 2017-HQA1 M2 5.95% (LIBOR01M + 3.55%) 8/25/29	465,000	495,774
LVIP Global Income Fund–3

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2017-HQA3 M2 4.75% (LIBOR01M + 2.35%) 4/25/30	350,000	$ 353,986
Total Agency Collateralized Mortgage Obligations (Cost $14,858,385)		14,741,218
AGENCY MORTGAGE-BACKED SECURITIES–0.31%
•Fannie Mae ARM
4.14% (LIBOR06M + 1.53%) 11/1/34	20,785	21,453
4.17% (LIBOR12M + 1.40%) 11/1/37	22,250	23,090
4.23% (LIBOR12M + 1.35%) 10/1/37	18,089	18,792
4.31% (LIBOR12M + 1.56%) 10/1/35	86,015	87,539
4.34% (LIBOR12M + 1.50%) 9/1/33	139,768	145,603
4.35% (H15T1Y + 2.00%) 9/1/34	83,209	86,910
4.38% (H15T1Y + 2.21%) 6/1/35	385,309	401,430
4.45% (H15T1Y + 2.21%) 9/1/33	45,416	46,834
4.50% (H15T1Y + 2.12%) 10/1/32	27,503	29,031
4.54% (LIBOR12M + 1.57%) 4/1/38	37,028	38,124
4.61% (LIBOR12M + 1.84%) 6/1/36	23,673	25,035
4.64% (H15T1Y + 2.14%) 7/1/34	23,263	24,496
4.68% (LIBOR12M + 1.93%) 8/1/36	15,822	16,738
4.70% (LIBOR12M + 1.83%) 5/1/36	5,752	6,083
4.72% (LIBOR12M + 1.66%) 2/1/35	13,824	14,491
4.72% (LIBOR12M + 1.84%) 5/1/38	33,312	35,339
4.78% (H15T1Y + 2.21%) 4/1/34	133,776	141,184
4.80% (LIBOR12M + 1.86%) 1/1/37	3,975	4,197
4.88% (LIBOR12M + 1.75%) 3/1/35	19,986	20,775
4.97% (LIBOR12M + 1.93%) 1/1/37	74,797	79,269
•Freddie Mac ARM
4.27% (LIBOR06M + 1.59%) 1/1/36	8,665	8,962
4.60% (H15T1Y + 2.25%) 1/1/35	99,174	104,482
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac ARM (continued)
4.70% (H15T1Y + 2.45%) 7/1/36	62,966	$ 65,169
4.71% (H15T1Y + 2.25%) 10/1/34	10,261	10,806
4.74% (LIBOR12M + 1.87%) 5/1/38	287,485	305,156
4.84% (H15T1Y + 2.37%) 8/1/31	15,535	16,110
4.87% (H15T1Y + 2.25%) 3/1/34	9,394	9,913
4.88% (H15T1Y + 2.28%) 1/1/35	109,983	115,945
4.88% (LIBOR12M + 1.83%) 4/1/38	100,709	107,178
4.91% (H15T1Y + 2.41%) 11/1/33	9,461	10,009
4.93% (LIBOR12M + 1.90%) 5/1/38	16,248	17,337
4.93% (LIBOR12M + 2.06%) 11/1/36	10,854	11,527
4.95% (H15T1Y + 2.44%) 4/1/30	37,372	39,153
•Freddie Mac Structured Agency Credit Risk Debt Notes 5.85% (LIBOR01M + 3.45%) 10/25/29	400,000	426,504
Total Agency Mortgage-Backed Securities (Cost $2,486,939)		2,514,664
CORPORATE BONDS–4.16%
Australia–0.26%
FMG Resources August 2006 4.75% 5/15/22	100,000	103,690
Westpac Banking
2.10% 2/25/21	1,500,000	1,501,027
2.25% 11/9/20	500,000	501,347
		2,106,064
Canada–0.09%
1011778 BC ULC / New Red Finance 4.25% 5/15/24	200,000	202,750
Royal Bank of Canada 2.10% 10/14/20	500,000	500,345
		703,095
China–0.22%
Baidu 4.38% 5/14/24	400,000	424,171
Industrial & Commercial Bank of China
2.96% 11/8/22	300,000	302,754
3.23% 11/13/19	600,000	601,533
State Grid Overseas Investment 2016 2.75% 5/4/22	300,000	301,154

LVIP Global Income Fund–4

LVIP Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
China (continued)
Tencent Holdings 2.99% 1/19/23		200,000	$ 201,701
			1,831,313
France–0.10%
BPCE 2.65% 2/3/21		300,000	301,746
Dexia Credit Local S.A. 2.38% 9/20/22		300,000	303,129
Total Capital International 2.75% 6/19/21		200,000	202,374
			807,249
Germany–0.10%
Bayer US Finance II 3.88% 12/15/23		200,000	207,822
•Deutsche Bank AG 3.83% (LIBOR03M + 1.31%) 8/20/20		600,000	598,833
			806,655
Ireland–0.02%
Ardagh Packaging Finance 4.25% 9/15/22		200,000	202,500
			202,500
Italy–0.09%
Banca Monte dei Paschi di Siena S.p.A. 2.88% 4/16/59	EUR	600,000	713,614
			713,614
Luxembourg–0.02%
Altice Financing 7.50% 5/15/26		200,000	201,520
			201,520
Mexico–0.04%
Coca-Cola Femsa 4.63% 2/15/20		100,000	101,256
Mexico City Airport Trust 5.50% 7/31/47		200,000	200,250
			301,506
Norway–0.03%
Aker BP 4.75% 6/15/24		200,000	206,640
			206,640
Republic of Korea–0.04%
Harvest Operations 4.20% 6/1/23		100,000	106,042
Korea East-West Power 3.88% 7/19/23		200,000	209,870
•Seven & Seven 3.68% (LIBOR06M + 1.00%) 9/11/19		30,000	30,045
			345,957
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Russia–0.03%
Russian Railways Via RZD Capital 5.70% 4/5/22	200,000	$ 211,206
		211,206
South Africa–0.00%
@K2016470219 South Africa PIK 3.00% 12/31/22	96,255	962
		962
Spain–0.05%
Telefonica Emisiones 5.13% 4/27/20	400,000	408,241
		408,241
Switzerland–0.02%
Glencore Funding, LLC 3.00% 10/27/22	200,000	201,628
		201,628
United Arab Emirates–0.04%
DAE Funding, LLC 4.00% 8/1/20	300,000	300,750
		300,750
United Kingdom–0.17%
BAT Capital 2.76% 8/15/22	200,000	200,379
HSBC Holdings
2.95% 5/25/21	200,000	201,825
3.40% 3/8/21	200,000	203,142
Imperial Brands Finance 2.95% 7/21/20	400,000	401,163
μStandard Chartered 3.89% 3/15/24	400,000	410,188
		1,416,697
United States–2.84%
Allergan Finance 3.45% 3/15/22	600,000	612,831
Amazon.com 2.40% 2/22/23	300,000	303,116
American Airlines Group 5.50% 10/1/19	100,000	100,950
American Tower 3.30% 2/15/21	500,000	506,371
Amgen 2.20% 5/11/20	300,000	299,605
Anadarko Petroleum 4.85% 3/15/21	160,000	165,678
Anthem 2.50% 11/21/20	500,000	501,159
Bank of America
2.15% 11/9/20	400,000	398,859
μ3.55% 3/5/24	500,000	518,625
•Bank of New York Mellon 3.40% (LIBOR03M + 0.87%) 8/17/20	500,000	504,362
Biogen 2.90% 9/15/20	700,000	703,665

LVIP Global Income Fund–5

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
United States (continued)
California Resources 8.00% 12/15/22	73,000	$ 55,389
Calpine 5.88% 1/15/24	200,000	205,000
Capital One Financial 2.50% 5/12/20	1,000,000	1,001,190
Caterpillar Financial Services 1.70% 8/9/21	200,000	197,962
CCO Holdings 5.13% 2/15/23	200,000	203,660
Celgene
2.25% 8/15/21	400,000	398,820
2.75% 2/15/23	200,000	201,913
Centene 4.75% 5/15/22	200,000	205,000
Cigna 3.75% 7/15/23	100,000	104,184
μCitibank 3.17% 2/19/22	250,000	253,190
Citigroup 2.40% 2/18/20	800,000	800,121
CNH Industrial Capital 3.88% 10/15/21	400,000	408,800
Community Health Systems 8.13% 6/30/24	100,000	75,250
CVS Health
2.80% 7/20/20	300,000	300,824
3.70% 3/9/23	200,000	206,969
Devon Energy 3.25% 5/15/22	300,000	305,774
DISH DBS 5.88% 7/15/22	100,000	101,875
Dollar Tree 3.70% 5/15/23	500,000	516,597
Dominion Energy 2.58% 7/1/20	400,000	399,507
Enterprise Products Operating
2.55% 10/15/19	200,000	199,952
5.25% 1/31/20	400,000	406,253
Equinix 5.38% 4/1/23	200,000	204,750
Express Scripts Holding 4.75% 11/15/21	100,000	105,034
Fiserv 2.70% 6/1/20	600,000	601,302
Goldman Sachs Group
2.63% 4/25/21	300,000	301,116
•3.61% (LIBOR03M + 1.20%) 9/15/20	1,300,000	1,312,733
HCA 5.88% 5/1/23	100,000	108,988
Jackson National Life Global Funding
2.25% 4/29/21	500,000	499,934
3.30% 2/1/22	100,000	102,352
JPMorgan Chase & Co.
2.20% 10/22/19	1,000,000	999,714
2.40% 6/7/21	200,000	200,604
Kinder Morgan 3.05% 12/1/19	200,000	200,377
Kraft Heinz Foods
3.50% 6/6/22	600,000	616,191
3.50% 7/15/22	200,000	204,784
Kroger 2.60% 2/1/21	500,000	501,233
Marsh & McLennan Companies 3.50% 12/29/20	100,000	101,701
Metropolitan Life Global Funding I
3.38% 1/11/22	200,000	205,658
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
United States (continued)
Metropolitan Life Global Funding I (continued)
3.88% 4/11/22	300,000	$ 312,962
Morgan Stanley
2.80% 6/16/20	400,000	401,928
•3.72% (LIBOR03M + 1.14%) 1/27/20	800,000	804,481
Navient
6.63% 7/26/21	100,000	106,125
8.00% 3/25/20	250,000	259,375
OI European Group 4.00% 3/15/23	200,000	201,500
Owens-Brockway Glass Container
5.00% 1/15/22	100,000	102,875
5.88% 8/15/23	100,000	108,230
PetSmart 7.13% 3/15/23	100,000	94,250
Protective Life Global Funding 2.26% 4/8/20	400,000	399,397
PSEG Power 3.00% 6/15/21	500,000	505,503
Regions Financial 3.20% 2/8/21	300,000	303,343
Sabine Pass Liquefaction 5.63% 2/1/21	300,000	311,697
Sanchez Energy 7.75% 6/15/21	150,000	8,250
Sirius XM Radio 4.63% 7/15/24	100,000	102,578
Southern 2.35% 7/1/21	400,000	399,837
Sprint Spectrum 3.36% 9/20/21	112,500	112,811
Sunoco 4.88% 1/15/23	200,000	204,750
Symantec 4.20% 9/15/20	100,000	101,595
Tech Data 3.70% 2/15/22	100,000	101,754
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	700,961
		23,074,124
Total Corporate Bonds (Cost $33,899,403)		33,839,721
MUNICIPAL BONDS–0.12%
Commonwealth of Pennsylvania Second Series 5.00% 1/15/20	400,000	407,988
San Jose California Redevelopment Agency Successor Agency
Senior Series A-T 2.48% 8/1/21	90,000	90,791
Senior Series A-T 2.63% 8/1/22	300,000	305,085

LVIP Global Income Fund–6

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Texas State Transportation Commission (Highway Improvement) Series A 5.00% 4/1/21	180,000	$ 191,594
Total Municipal Bonds (Cost $988,237)		995,458
NON-AGENCY ASSET-BACKED SECURITIES–2.90%
American Express Credit Account Master Trust Series 2017-1 B 2.10% 9/15/22	500,000	499,028
American Homes 4 Rent 2015-SFR1 Series 2015-SFR1 A 3.47% 4/17/52	323,431	333,838
•Atrium XII Series 12A AR 3.42% (LIBOR03M + 0.83%) 4/22/27	250,000	249,468
•Atrium XIV, LLC Series 14A B 4.30% (LIBOR03M + 1.70%) 8/23/30	300,000	298,580
•BCC Middle Market CLO 2018-1 Series 2018-1A A2 4.74% (LIBOR03M + 2.15%) 10/20/30	250,000	244,858
•BlueMountain CLO
Series 2018-1A B 4.28% (LIBOR03M + 1.70%) 7/30/30	272,725	272,096
Series 2018-3A B 4.35% (LIBOR03M + 1.77%) 10/25/30	1,200,000	1,197,985
•BlueMountain CLO XXIII Series 2018-23A B 4.29% (LIBOR03M + 1.70%) 10/20/31	500,000	497,895
•BlueMountain Fuji US Clo II Series 2017-2A B 4.74% (LIBOR03M + 2.15%) 10/20/30	350,000	342,929
•Carlyle GMS Finance MM CLO 2015-1, LLC Series 2015-1A A2R 4.80% (LIBOR03M + 2.20%) 10/15/31	250,000	247,870
•Carlyle US CLO Series 2017-2A B 4.99% (LIBOR03M + 2.40%) 7/20/31	250,000	248,668
•Catamaran CLO Series 2014-2A BR 5.55% (LIBOR03M + 2.95%) 10/18/26	606,600	606,497
•Colombia Cent CLO Series 2018-27A A2A 4.18% (LIBOR03M + 1.60%) 10/25/28	384,615	380,782
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Dryden 45 Senior Loan Fund
Series 2016-45A A2R 4.00% (LIBOR03M + 1.40%) 10/15/30	1,000,000	$ 986,014
Series 2016-45A BR 4.30% (LIBOR03M + 1.70%) 10/15/30	1,000,000	995,767
•Dryden 49 Senior Loan Fund Series 2017-49A C 4.95% (LIBOR03M + 2.35%) 7/18/30	100,000	100,094
•Eaton Vance CLO Series 2014-1RA C 4.70% (LIBOR03M + 2.10%) 7/15/30	250,000	243,745
•Galaxy XXVI CLO Series 2018-26A A 3.72% (LIBOR03M + 1.20%) 11/22/31	250,000	249,214
•Invitation Homes 2018-SFR3 Trust Series 2018-SFR3 A 3.39% (LIBOR01M + 1.00%) 7/17/37	527,341	525,856
•Invitation Homes 2018-SFR4 Trust Series 2018-SFR4 A 3.49% (LIBOR01M + 1.10%) 1/17/38	181,076	180,937
•LCM XXII Series 22A A2R 4.04% (LIBOR03M + 1.45%) 10/20/28	500,000	493,026
•Long Point Park CLO Series 2017-1A B 4.29% (LIBOR03M + 1.70%) 1/17/30	300,000	285,633
=•Madison Park Euro Funding XIV DAC Series 14A A1N 1.00% (EUR003M + 1.12%) 7/15/32	250,000	284,275
•Madison Park Funding XIV
Series 2014-14A A2RR 3.99% (LIBOR03M + 1.40%) 10/22/30	333,333	333,808
Series 2014-14A BRR 4.29% (LIBOR03M + 1.70%) 10/22/30	250,000	248,130
•Madison Park Funding XXIII Series 2017-23A C 4.93% (LIBOR03M + 2.35%) 7/27/30	400,000	400,543
•Madison Park Funding XXIX
Series 2018-29A A2 4.05% (LIBOR03M + 1.45%) 10/18/30	1,036,364	1,025,308
Series 2018-29A B 4.35% (LIBOR03M + 1.75%) 10/18/30	1,000,000	998,983

LVIP Global Income Fund–7

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust Series 2018-4 A1B 3.50% 4/25/66	370,000	$ 375,057
•Mill City Mortgage Loan Trust 2016-1 Series 2016-1 A1 2.50% 4/25/57	253,240	253,008
•Mill City Mortgage Loan Trust 2017-3 Series 2017-3 A1 2.75% 1/25/61	409,733	411,345
•Mill City Mortgage Loan Trust 2018-1 Series 2018-1 A1 3.25% 5/25/62	450,541	451,855
•Mill City Mortgage Loan Trust 2018-2 Series 2018-2 A1 3.50% 5/25/58	182,896	186,729
•Neuberger Berman Loan Advisers CLO Series 2018-27A C 4.30% (LIBOR03M + 1.70%) 1/15/30	300,000	283,800
•Octagon Investment Partners 31 Series 2017-1A C 4.99% (LIBOR03M + 2.40%) 7/20/30	65,415	65,282
•Octagon Investment Partners 35 Series 2018-1A A1B 3.69% (LIBOR03M + 1.10%) 1/20/31	250,000	248,465
Progress Residential 2015-SFR2 Trust Series 2015-SFR2 A 2.74% 6/12/32	98,140	98,056
Progress Residential 2017-SFR1 Trust Series 2017-SFR1 A 2.77% 8/17/34	199,360	200,624
Progress Residential 2018-SFR2 Trust Series 2018-SFR2 A 3.71% 8/17/35	140,000	143,657
•RAAC Series 2004-SP1 Trust Series 2004-SP1 AII 3.10% (LIBOR01M + 0.70%) 3/25/34	140,790	138,994
Towd Point Mortgage Trust
Series 2015-1 AE 3.00% 10/25/53	137,449	138,280
•Series 2015-2 2A1 3.75% 11/25/57	35,217	35,625
•Series 2015-3 A1A 3.50% 3/25/54	137,023	138,088
•Series 2015-3 A1B 3.00% 3/25/54	73,640	73,849
•Series 2016-1 A1 3.50% 2/25/55	439,015	445,068
•Series 2016-3 A1 2.25% 4/25/56	528,602	525,531
•Series 2016-4 A1 2.25% 7/25/56	729,001	724,867
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
•Series 2016-5 A1 2.50% 10/25/56	315,993	$ 315,386
•Series 2017-1 A1 2.75% 10/25/56	652,271	654,858
•Series 2017-2 A1 2.75% 4/25/57	671,422	672,557
•Series 2017-4 A1 2.75% 6/25/57	676,052	679,164
•Series 2017-5 A1 3.00% (LIBOR01M + 0.60%) 2/25/57	172,220	171,723
•Series 2018-1 A1 3.00% 1/25/58	158,187	159,854
•Series 2018-3 A1 3.75% 5/25/58	535,169	555,097
•Series 2018-4 A1 3.00% 6/25/58	387,934	393,793
•Series 2018-5 A1A 3.25% 7/25/58	168,530	170,922
•Series 2018-6 A1A 3.75% 3/25/58	278,910	286,474
•Series 2019-1 A1 3.75% 3/25/58	109,189	114,024
•Voya CLO Series 2016-3A A1R 3.79% (LIBOR03M + 1.19%) 10/18/31	600,000	599,386
•Webster Park CLO Series 2015-1A A2R 4.19% (LIBOR03M + 1.60%) 7/20/30	250,000	247,689
•West CLO
Series 2014-1A A2R 3.95% (LIBOR03M + 1.35%) 7/18/26	310,000	308,123
Series 2014-1A BR 4.45% (LIBOR03M + 1.85%) 7/18/26	560,000	556,207
Total Non-Agency Asset-Backed Securities (Cost $23,584,282)		23,595,264
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.58%
BRAVO Residential Funding Trust 2019-1 Series 2019-1 A1C 3.50% 3/25/58	265,600	270,515
♦CHL Mortgage Pass-Through Trust Series 2004-11 2A1 3.86% 7/25/34	55,452	56,100
•CIM Trust 2018-INV1 Series 2018-INV1 A4 4.00% 8/25/48	350,053	348,130
•CIM Trust 2019-INV2 Series 2019-INV2 A3 4.00% 5/25/49	572,280	591,380
•CSMC Trust Series 2014-IVR3 A1 3.50% 7/25/44	95,960	97,247

LVIP Global Income Fund–8

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•HarborView Mortgage Loan Trust Series 2004-1 3A 4.41% 4/19/34	143,514	$ 149,899
•Impac Secured Assets Series 2004-4 M1 3.17% (LIBOR01M + 0.77%) 2/25/35	1,631	1,633
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 3.97% 3/25/35	231,501	234,149
•JP Morgan Mortgage Trust Series 2004-A1 5A1 4.90% 2/25/34	147,933	154,549
•Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-A 1A 3.14% (LIBOR01M + 0.74%) 3/25/28	25,352	25,167
•Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A2 4.53% 10/25/34	204,045	206,739
•Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2 4.59% 11/25/34	127,583	131,138
•New York Mortgage Trust Series 2005-3 M1 3.08% (LIBOR01M + 0.68%) 2/25/36	14,084	13,131
•Sequoia Mortgage Trust Series 2004-10 A2 3.02% (LIBOR01M + 0.64%) 11/20/34	234,253	234,735
•Sequoia Mortgage Trust 2016-2 Series 2016-2 A4 3.50% 8/25/46	532,520	540,981
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 3A1 4.56% 9/25/34	147,586	150,161
•Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1A 3.09% (LIBOR01M + 0.70%) 2/19/35	213,579	207,574
•Structured Asset Mortgage Investments II Trust Series 2003-AR4 A1 3.09% (LIBOR01M + 0.70%) 1/19/34	196,385	193,950
♦•WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR19 A1A1 2.67% (LIBOR01M + 0.27%) 12/25/45	229,145	231,375
Series 2005-AR8 2AB2 3.24% (LIBOR01M + 0.84%) 7/25/45	88,267	88,572
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 4.74% 11/25/33	179,951	$ 186,267
Series 2003-O 1A2 4.80% 1/25/34	56,176	59,025
Series 2004-X 1A1 4.83% 11/25/34	63,657	65,695
Series 2005-AR9 2A2 4.70% 10/25/33	197,800	199,798
•Series 2018-1 A3 3.50% 7/25/47	249,713	252,912
Total Non-Agency Collateralized Mortgage Obligations (Cost $4,577,413)		4,690,822
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.37%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.96% 12/10/30	282,000	289,867
*•BANK Series 2018-BN13 XA 0.67% 8/15/61	4,877,747	173,456
•BX Commercial Mortgage Trust Series 2018-IND A 3.14% (LIBOR01M + 0.75%) 11/15/35	243,637	243,180
•COMM Mortgage Trust Series 2014-277P A 3.73% 8/10/49	170,000	180,345
•Commercial Mortgage Trust
Series 2006-GG7 AJ 5.83% 7/10/38	151,000	139,298
Series 2006-GG7 AM 5.83% 7/10/38	63,583	63,936
Core Industrial Trust Series 2015-CALW A 3.04% 2/10/34	735,220	752,124
•GE Commercial Mortgage Series 2007-C1 AM 5.61% 12/10/49	58,524	49,745
OBP Depositor Trust Series 2010-OBP A 4.65% 7/15/45	730,000	746,899
Wells Fargo Mortgage-Backed Securities Trust Series 2016-NXS6 A2 2.40% 11/15/49	378,000	378,569
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $3,016,396)		3,017,419
LOAN AGREEMENTS–0.96%
×Adient US 0.00% 5/6/24	130,000	126,967

LVIP Global Income Fund–9

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Allegiant Travel Company 7.07% (LIBOR03M + 4.50%) 2/5/24	77,569	$ 77,764
•American Airlines
4.06% (LIBOR03M + 1.75%) 6/27/25	395,908	385,585
4.41% (LIBOR01M + 2.00%) 10/12/21	187,348	186,944
•Ashland 4.15% (LIBOR01M + 1.75%) 5/17/24	386,561	386,269
•Avis Budget Car Rental 4.41% (LIBOR01M + 2.00%) 2/13/25	202,351	202,162
×B&G Foods 0.00% 11/2/22	0	0
•Bausch Health 5.16% (LIBOR01M + 2.75%) 11/27/25	93,750	93,311
•Bowie Resource Holdings, 8.27% (LIBOR03M + 5.75%) 8/14/20	117,562	115,652
×Carbonite 0.00% 3/26/26	12,941	12,987
•Chemours Company (The) 4.16% (LIBOR01M + 1.75%) 4/3/25	42,164	41,025
•CommScope 5.65% (LIBOR01M + 3.25%) 4/6/26	76,184	76,070
•CROWN Americas Tranche B 1st Lien 4.40% (LIBOR01M + 2.00%) 4/3/25	123,806	124,610
•CSC Holdings 4.64% (LIBOR01M + 2.25%) 7/17/25	81,379	80,215
•DaVita Tranche B 1st Lien 5.14% (LIBOR01W + 2.75%) 6/24/21	190,328	190,487
•EFS Cogen Holdings I 5.58% (LIBOR03M + 3.25%) 6/28/23	14,312	14,285
•Eldorado Resorts 4.69% (LIBOR03M + 2.25%) 4/17/24	170,000	169,708
•Endo Luxembourg Finance Company I S.a r.l. 6.69% (LIBOR01M + 4.25%) 4/29/24	215,265	202,709
•Fieldwood Energy 1st Lien 7.65% (LIBOR01M + 5.25%) 4/11/22	374,108	348,446
•Global Tel*Link Corporation 6.65% (LIBOR01M + 4.25%) 11/29/25	25,729	24,710
•Go Daddy Operating Company 4.40% (LIBOR01M + 2.00%) 2/15/24	120,427	120,562
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Gray Television
4.68% (LIBOR01M + 2.25%) 2/7/24	168,607	$ 168,143
4.93% (LIBOR01M + 2.50%) 1/2/26	29,312	29,319
•Harbor Freight Tools USA 4.90% (LIBOR01M + 2.50%) 8/18/23	147,235	143,715
•Harsco Corporation 4.69% (LIBOR01M + 2.25%) 12/6/24	28,579	28,632
•HCA 1st Lien 4.08% (LIBOR03M + 1.75%) 3/17/23	157,366	157,596
•Hertz Corporation, (The) 5.16% (LIBOR01M + 2.75%) 6/30/23	287,909	287,302
•IQVIA
4.15% (LIBOR01M + 1.75%) 6/11/25	57,921	57,686
4.33% (LIBOR03M + 2.00%) 1/17/25	193,652	193,713
•JBS USA Lux S.A. Tranche B 1st Lien 4.90% (LIBOR01M + 2.50%) 5/1/26	169,728	169,680
•KAR Auction Services 4.88% (LIBOR03M + 2.50%) 3/9/23	12,321	12,327
•Las Vegas Sands 1st Lien 4.15% (LIBOR01M + 1.75%) 3/27/25	79,000	78,513
•LegalZoom.com 6.90% (LIBOR01M + 4.50%) 11/21/24	15,380	15,485
•Mediacom Illinois, LLC 4.14% (LIBOR01W + 1.75%) 2/15/24	535,044	532,503
•Mission Broadcasting 4.69% (LIBOR01M + 2.25%) 1/17/24	34,029	33,807
•MKS Instruments 4.65% (LIBOR01M + 2.25%) 2/2/26	28,498	28,560
•Navios Maritime Midstream Partners 6.89% (LIBOR03M + 4.50%) 6/18/20	129,934	128,147
•Navistar International Corporation 5.91% (LIBOR01M + 3.50%) 11/6/24	126,942	126,843
Nexstar Broadcasting
×0.00% 6/19/26	22,006	21,951
•4.65% (LIBOR01M + 2.25%) 1/17/24	170,394	169,283
•ON Semiconductor Tranche B 1st Lien 4.15% (LIBOR01M + 1.75%) 3/31/23	138,427	136,832

LVIP Global Income Fund–10

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
×Onsite Rental Group 0.00% 7/30/21	0	$ 0
•Onsite Rental Group Pty Ltd
6.10% 10/26/23	121,112	93,862
6.90% (LIBOR01M + 4.50%) 10/26/22	88,583	86,811
•Oxbow Carbon LLC
4.90% (LIBOR01M + 2.25%) 1/4/22	102,000	101,490
6.15% (LIBOR01M + 3.50%) 1/4/23	74,000	74,232
•Post Holdings 4.40% (LIBOR01M + 2.00%) 5/24/24	89,407	89,103
•Rexnord 4.40% (LIBOR01M + 2.00%) 8/21/24	317,187	317,267
×Russell Investment US Institutional Term Loan 0.00% 6/1/23	129,765	128,744
•Securus Technologies Holdings 1st Lien 6.83% 11/1/24	29,924	27,929
•Syneos Health 4.40% (LIBOR01M + 2.00%) 8/1/24	285,966	285,631
•Thor Industries 6.25% (LIBOR01M + 3.75%) 2/1/26	248,280	245,333
•TI Group Automotive Systems, L.L.C. 4.90% (LIBOR01M + 2.50%) 6/30/22	95,051	94,378
×Tibco Software 0.00% 6/11/26	130,000	130,406
•Trans Union 4.15% (LIBOR01M + 1.75%) 8/9/22	59,761	59,695
•United Rentals 4.15% (LIBOR01M + 1.75%) 10/31/25	375,629	376,098
•Valeant Pharmaceuticals International Tranche B 1st Lien 5.41% (LIBOR01M + 3.00%) 6/2/25	53,475	53,514
•Wand NewCo 3 5.92% (LIBOR01M + 3.50%) 2/5/26	53,463	53,555
•WEX 4.65% (LIBOR01M + 2.25%) 6/30/23	92,667	92,006
Total Loan Agreements (Cost $7,899,713)		7,810,559
ΔSOVEREIGN BONDS–49.80%
Angola–0.03%
Angolan Government International Bond 8.25% 5/9/28	200,000	214,630
		214,630
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Australia–2.14%
Australia Government Bonds
3.00% 3/21/47	AUD	3,600,000	$ 3,111,134
3.25% 4/21/25	AUD	7,400,000	5,823,945
4.75% 4/21/27	AUD	7,000,000	6,200,063
5.75% 5/15/21	AUD	3,000,000	2,291,911
			17,427,053
Brazil–0.71%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/21	BRL	962,000	264,444
10.00% 1/1/25	BRL	10,525,000	3,098,493
10.00% 1/1/27	BRL	7,989,000	2,389,918
			5,752,855
Canada–1.45%
Canadian Government Bond
1.50% 6/1/26	CAD	10,550,000	8,094,631
5.00% 6/1/37	CAD	3,170,000	3,676,285
			11,770,916
Colombia–0.05%
Colombia Government International Bond
5.00% 6/15/45		200,000	221,200
9.85% 6/28/27	COP	400,000,000	157,077
			378,277
Dominican Republic–0.02%
Dominican Republic International Bond 8.90% 2/15/23	DOP	8,000,000	156,339
			156,339
France–3.17%
French Republic Government Bond O.A.T.
0.50% 5/25/25	EUR	2,800,000	3,356,498
1.25% 5/25/36	EUR	3,000,000	3,836,144
1.50% 5/25/31	EUR	14,130,000	18,617,464
			25,810,106
Gabon–0.03%
Gabon Government International Bond 6.38% 12/12/24		200,000	198,680
			198,680
Germany–3.43%
Bundesobligation 0.01% 4/5/24	EUR	4,750,000	5,574,875
Bundesrepublik Deutschland Bundesanleihe
0.25% 2/15/29	EUR	3,000,000	3,604,895
0.50% 8/15/27	EUR	4,000,000	4,912,359
1.00% 8/15/24	EUR	4,500,000	5,559,626
2.50% 7/4/44	EUR	1,250,000	2,221,637
4.00% 1/4/37	EUR	1,500,000	2,911,654

LVIP Global Income Fund–11

LVIP Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Germany (continued)
Bundesrepublik Deutschland Bundesanleihe (continued)
4.25% 7/4/39	EUR	1,500,000	$ 3,131,214
			27,916,260
Ghana–0.25%
Ghana Government Bonds
16.25% 5/17/21	GHS	170,000	30,527
16.50% 3/22/21	GHS	150,000	27,149
17.60% 11/28/22	GHS	50,000	8,953
18.25% 9/21/20	GHS	100,000	18,601
18.75% 1/24/22	GHS	1,280,000	238,091
19.00% 11/2/26	GHS	3,850,000	697,680
19.75% 3/25/24	GHS	1,280,000	236,550
19.75% 3/15/32	GHS	3,850,000	687,518
21.50% 3/9/20	GHS	100,000	19,018
24.50% 6/21/21	GHS	50,000	10,172
24.75% 3/1/21	GHS	150,000	30,287
24.75% 7/19/21	GHS	150,000	30,352
			2,034,898
India–0.66%
India Government Bonds
8.13% 9/21/22	INR	294,000,000	4,450,090
8.83% 11/25/23	INR	60,000,000	937,072
			5,387,162
Indonesia–1.37%
Indonesia Treasury Bond
7.00% 5/15/27	IDR	96,088,000,000	6,657,947
8.25% 7/15/21	IDR	1,070,000,000	77,601
8.38% 3/15/34	IDR	29,440,000,000	2,219,331
8.75% 5/15/31	IDR	14,332,000,000	1,104,671
9.00% 3/15/29	IDR	5,142,000,000	402,789
10.00% 2/15/28	IDR	7,040,000,000	582,564
10.50% 8/15/30	IDR	1,160,000,000	100,276
			11,145,179
Iraq–0.03%
Iraq International Bond 5.80% 1/15/28		250,000	246,784
			246,784
Italy–4.86%
Italy Buoni Poliennali Del Tesoro
0.05% 4/15/21	EUR	4,500,000	5,102,889
0.95% 3/1/23	EUR	5,000,000	5,682,562
1.45% 5/15/25	EUR	7,500,000	8,533,624
2.00% 2/1/28	EUR	9,250,000	10,703,063
2.95% 9/1/38	EUR	6,750,000	8,009,000
4.75% 9/1/44	EUR	1,000,000	1,500,124
			39,531,262
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan–12.08%
Japan Government 10 yr Bonds 0.10% 6/20/26	JPY	2,755,000,000	$ 26,196,369
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	1,562,000,000	14,624,715
1.50% 3/20/34	JPY	1,035,000,000	11,635,827
1.60% 6/20/30	JPY	250,000,000	2,757,006
1.90% 6/20/25	JPY	456,000,000	4,780,449
Japan Government 30 yr Bonds 1.70% 9/20/44	JPY	1,295,000,000	16,049,930
Japan Government 5 yr Bonds 0.10% 6/20/21	JPY	2,380,000,000	22,213,684
			98,257,980
Kazakhstan–0.03%
Kazakhstan Government International Bond 4.88% 10/14/44		200,000	230,796
			230,796
Malaysia–0.76%
Malaysia Government Bonds
3.90% 11/30/26	MYR	11,000,000	2,712,212
3.90% 11/16/27	MYR	2,750,000	677,318
4.18% 7/15/24	MYR	6,000,000	1,498,881
4.25% 5/31/35	MYR	5,250,000	1,308,308
			6,196,719
Mexico–5.14%
Mexican Bonos
5.00% 12/11/19	MXN	223,920,000	11,508,453
6.50% 6/10/21	MXN	4,020,000	205,671
6.50% 6/9/22	MXN	45,200,000	2,296,460
7.25% 12/9/21	MXN	59,440,000	3,083,107
7.50% 6/3/27	MXN	80,000,000	4,164,064
7.75% 11/23/34	MXN	138,500,000	7,253,557
8.00% 6/11/20	MXN	5,810,000	303,429
8.00% 12/7/23	MXN	430,000	22,898
8.00% 11/7/47	MXN	240,000,000	12,724,655
Mexican Udibonos 2.50% 12/10/20	MXN	4,687,835	241,256
			41,803,550
Netherlands–2.47%
Netherlands Government Bond
0.25% 7/15/29	EUR	11,850,000	14,035,721
0.50% 1/15/40	EUR	3,500,000	4,180,025
2.75% 1/15/47	EUR	1,000,000	1,875,807
			20,091,553
New Zealand–3.41%
New Zealand Government Bonds
2.75% 4/15/37	NZD	7,400,000	5,590,480
4.50% 4/15/27	NZD	11,200,000	9,232,899
5.50% 4/15/23	NZD	5,000,000	3,896,836

LVIP Global Income Fund–12

LVIP Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
New Zealand (continued)
New Zealand Government Bonds (continued)
6.00% 5/15/21	NZD	12,250,000	$ 8,965,564
			27,685,779
Philippines–0.42%
Philippine Government Bonds
3.38% 8/20/20	PHP	6,330,000	121,343
3.88% 11/22/19	PHP	88,610,000	1,722,558
≠Philippine Treasury Bill
4.68% 8/14/19	PHP	15,400,000	299,107
4.79% 9/11/19	PHP	33,120,000	641,104
4.79% 2/5/20	PHP	32,540,000	617,566
			3,401,678
Republic of Korea–2.54%
Korea Monetary Stabilization Bond 2.06% 12/2/19	KRW	5,040,000,000	4,374,170
Korea Treasury Bond
1.75% 12/10/20	KRW	4,405,000,000	3,828,705
2.00% 3/10/20	KRW	6,760,000,000	5,873,773
2.00% 9/10/20	KRW	5,725,000,000	4,986,593
3.38% 9/10/23	KRW	1,004,000,000	934,558
3.50% 3/10/24	KRW	702,000,000	662,735
			20,660,534
Singapore–2.58%
Singapore Government Bonds
2.00% 7/1/20	SGD	3,250,000	2,409,948
2.38% 6/1/25	SGD	7,000,000	5,328,899
2.88% 9/1/30	SGD	16,700,000	13,243,976
			20,982,823
South Africa–0.02%
Republic of South Africa Government Bond 7.00% 2/28/31	ZAR	2,500,000	152,103
			152,103
Thailand–0.72%
Bank of Thailand Bond
1.77% 3/27/20	THB	22,400,000	730,225
1.95% 11/26/20	THB	156,716,000	5,119,149
			5,849,374
Tunisia–0.03%
Banque Centrale de Tunisie International Bond 5.63% 2/17/24	EUR	200,000	226,613
			226,613
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ukraine–0.02%
μUkraine Government International Bond 7.38% 9/25/32		200,000	$ 197,158
			197,158
United Kingdom–1.36%
United Kingdom Gilt
4.25% 12/7/27	GBP	5,000,000	8,178,207
4.50% 9/7/34	GBP	1,550,000	2,871,720
			11,049,927
Uruguay–0.02%
Uruguay Government International Bond 3.70% 6/26/37	UYU	4,732,518	134,109
			134,109
Total Sovereign Bonds (Cost $386,004,633)			404,891,097
SUPRANATIONAL BANKS–2.75%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	11,276,023
European Investment Bank 2.15% 1/18/27	JPY	1,000,000,000	11,059,470
Total Supranational Banks (Cost $20,151,901)			22,335,493
U.S. TREASURY OBLIGATIONS–29.54%
U.S. Treasury Bonds
2.50% 2/15/46		23,130,000	23,013,898
3.13% 8/15/44		9,000,000	10,043,086
3.63% 8/15/43		9,000,000	10,865,742
4.50% 5/15/38		11,300,000	15,183,713
5.38% 2/15/31		7,650,000	10,276,102
U.S. Treasury Inflation Protected Security
0.13% 4/15/21		808,530	801,187
0.13% 1/15/22		2,596,401	2,580,788
1.38% 1/15/20		1,299,694	1,297,113
U.S. Treasury Notes
1.00% 8/31/19		11,500,000	11,475,737
1.13% 4/30/20		13,220,000	13,124,207
1.63% 8/15/22		23,800,000	23,730,738
1.63% 2/15/26		21,000,000	20,696,895
1.75% 9/30/19		22,000,000	21,977,226
2.00% 8/31/21		2,025,000	2,035,916
2.00% 10/31/21		2,300,000	2,314,240
2.00% 8/15/25		19,500,000	19,690,430
2.13% 1/31/21		1,700,000	1,708,068
2.13% 9/30/21		3,100,000	3,126,580
2.13% 12/31/21		200,000	201,957
2.25% 7/31/21		100,000	101,008
2.50% 5/15/24		24,000,000	24,828,750
2.75% 2/28/25		15,900,000	16,707,111
2.75% 2/15/28		2,500,000	2,658,594

LVIP Global Income Fund–13

LVIP Global Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.13% 5/15/21	700,000	$ 717,350
3.63% 2/15/21	1,000,000	1,028,926
Total U.S. Treasury Obligations (Cost $229,774,515)		240,185,362

	Number of Shares
COMMON STOCK–0.01%
=†Appvion	5,591	85,991
†Halcon Resources	4,396	777
=Holdco Class A	1,232,692	875
=†Remington Outdoor	17,991	24,738
Total Common Stock (Cost $310,617)		112,381
EXCHANGE-TRADED FUND–0.04%
Invesco Senior Loan ETF	13,000	294,580
Total Exchange-Traded Fund (Cost $295,279)		294,580
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.42%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	44,097,710	$ 44,097,710
Total Money Market Fund (Cost $44,097,710)		44,097,710

	Principal Amount
SHORT-TERM INVESTMENTS–0.67%
U.S. TREASURY OBLIGATIONS–0.67%
≠U.S. Treasury Bills
2.45% 10/10/19	2,800,000	2,783,582
2.49% 9/12/19	840,000	836,496
2.50% 8/29/19	1,830,000	1,822,697
Total Short-Term Investments (Cost $5,439,842)		5,442,775

TOTAL INVESTMENTS–99.44% (Cost $777,385,265)	808,564,523
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	4,579,032
NET ASSETS APPLICABLE TO 70,166,046 SHARES OUTSTANDING –100.00%	$813,143,555
NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($182,755,761 / 15,676,392 Shares)	$11.658
NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($630,387,794 / 54,489,654 Shares)	$11.569
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$781,640,138
Distributable earnings/(accumulated loss)	31,503,417
TOTAL NET ASSETS	$813,143,555

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
@ PIK. 100% of the income received was in the form of additional par.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
LVIP Global Income Fund–14

LVIP Global Income Fund
Statement of Net Assets (continued)
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
× Delayed settlement. Interest rate to be determined upon settlement date.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.
† Non-income producing.

★ Includes $67,591 cash collateral held at broker for futures contracts, $2,846,838 cash collateral held at brokers for certain open bilateral derivatives, $3,501 variation margin due from broker on futures contracts, $834,432 payable for securities purchased, $390,313 payable for fund share redeemed, $1,673,913 variation margin due to brokers on centrally cleared interest rate swap contracts, $175,747 other accrued expenses payable, $591,905 due to manager and affiliates and $67,857 capital gain taxes payable as of June 30, 2019.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	EUR	(5,937,614)	USD	6,669,247	7/31/19	$ —	$ (99,753)
BCLY	EUR	(2,968,807)	USD	3,406,394	9/30/19	6,338	—
BCLY	EUR	(2,968,807)	USD	3,356,830	11/29/19	—	(59,063)
BCLY	JPY	(129,201,000)	USD	1,164,015	7/31/19	—	(37,220)
BCLY	JPY	129,201,000	USD	(1,177,949)	7/31/19	23,286	—
BNP	JPY	154,127,220	USD	(1,472,096)	6/24/20	—	(7,241)
BOA	EUR	(926,798)	USD	1,055,280	10/8/19	—	(6,801)
BOA	EUR	(705,000)	USD	799,703	11/21/19	—	(10,963)
BOA	EUR	(618,062)	USD	700,125	12/4/19	—	(11,290)
BOA	EUR	(927,387)	USD	1,061,237	12/9/19	—	(6,639)
CITI	AUD	(1,703,000)	USD	1,177,710	11/21/19	—	(22,496)
CITI	BRL	11,260,796	USD	(2,802,239)	10/29/19	96,996	—
CITI	EUR	(1,630,646)	USD	1,868,557	10/18/19	—	(1,558)
CITI	EUR	(146,969)	USD	166,413	11/4/19	—	(2,361)
CITI	JPY	(40,450,000)	USD	365,131	7/16/19	—	(10,533)
CITI	JPY	40,450,000	USD	(368,318)	7/16/19	7,345	—
CITI	JPY	(105,000,000)	USD	944,773	7/22/19	—	(30,837)
CITI	JPY	105,000,000	USD	(955,394)	7/22/19	20,216	—
CITI	JPY	(109,831,000)	USD	989,437	7/31/19	—	(31,707)
CITI	JPY	109,831,000	USD	(1,000,042)	7/31/19	21,102	—
CITI	KRW	(6,020,000,000)	USD	5,349,209	9/18/19	136,005	—
DB	EUR	(432,907)	USD	494,259	9/18/19	—	(1,099)
DB	EUR	(912,431)	USD	1,039,030	10/8/19	—	(6,586)
DB	EUR	(1,488,375)	USD	1,703,743	10/15/19	—	(2,812)
DB	EUR	(2,196,300)	USD	2,507,296	10/24/19	—	(12,712)
DB	EUR	(281,945)	USD	319,161	10/30/19	—	(4,489)
DB	EUR	(282,055)	USD	318,941	11/29/19	—	(5,590)
DB	EUR	(912,431)	USD	1,043,200	12/9/19	—	(7,453)
DB	EUR	(946,717)	USD	1,078,879	12/18/19	—	(12,018)
DB	JPY	(11,260,000)	USD	101,223	7/17/19	—	(3,359)
DB	JPY	11,260,000	USD	(102,386)	7/17/19	2,195	—
DB	KRW	(7,965,000,000)	USD	6,738,579	11/29/19	—	(175,484)
GSI	EUR	(1,152,139)	USD	1,310,719	10/4/19	—	(9,187)
GSI	EUR	(221,966)	USD	253,772	10/15/19	—	(732)
GSI	EUR	(357,852)	USD	404,945	10/29/19	—	(5,809)
GSI	EUR	(989,278)	USD	1,118,245	10/31/19	—	(17,456)
GSI	EUR	(917,148)	USD	1,037,547	11/29/19	—	(17,719)
GSI	EUR	(1,152,139)	USD	1,306,203	12/4/19	—	(19,956)
GSI	JPY	(43,530,000)	USD	392,208	7/31/19	—	(12,508)
GSI	JPY	43,530,000	USD	(396,051)	7/31/19	8,665	—
HSBC	AUD	(4,530,000)	USD	3,139,842	12/12/19	—	(54,221)
HSBC	AUD	(1,150,000)	USD	788,483	3/13/20	—	(23,856)
LVIP Global Income Fund–15

LVIP Global Income Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HSBC	AUD	(1,180,000)	USD	806,799	6/12/20	$ —	$ (28,055)
HSBC	EUR	(1,879,250)	USD	2,151,722	10/11/19	—	(2,338)
HSBC	EUR	(461,000)	USD	529,288	10/16/19	669	—
HSBC	EUR	(520,000)	USD	588,884	10/31/19	—	(8,081)
HSBC	INR	(354,000,000)	USD	5,018,429	9/6/19	—	(69,313)
HSBC	JPY	(50,970,000)	USD	458,365	7/17/19	—	(15,036)
HSBC	JPY	50,970,000	USD	(462,765)	7/17/19	10,636	—
HSBC	JPY	119,499,300	USD	(1,113,975)	10/21/19	3,673	—
HSBC	JPY	339,889,770	USD	(3,139,842)	12/12/19	52,205	—
HSBC	JPY	124,161,000	USD	(1,158,730)	12/19/19	7,968	—
HSBC	JPY	85,503,075	USD	(788,483)	3/13/20	19,145	—
HSBC	JPY	179,997,740	USD	(1,694,039)	3/23/20	7,174	—
HSBC	JPY	87,489,330	USD	(806,799)	6/12/20	24,110	—
HSBC	KRW	(7,310,000,000)	USD	6,450,076	7/10/19	135,085	—
HSBC	KRW	(1,565,176,000)	USD	1,364,226	7/30/19	10,560	—
HSBC	KRW	(880,000,000)	USD	779,831	9/20/19	17,717	—
JPMC	AUD	(1,412,500)	USD	1,010,559	7/15/19	18,379	—
JPMC	AUD	(896,648)	USD	632,917	7/31/19	2,735	—
JPMC	AUD	(2,970,000)	USD	2,064,050	9/12/19	—	(25,724)
JPMC	AUD	(409,000)	USD	285,452	10/11/19	1,451	(3,981)
JPMC	AUD	(1,412,500)	USD	1,012,431	10/15/19	17,782	—
JPMC	AUD	(2,825,000)	USD	1,979,054	11/15/19	—	(11,625)
JPMC	AUD	(2,060,000)	USD	1,427,235	12/12/19	—	(25,253)
JPMC	AUD	(2,680,000)	USD	1,848,653	3/12/20	—	(44,413)
JPMC	AUD	(3,210,000)	USD	2,198,966	6/12/20	—	(72,121)
JPMC	BRL	9,372,630	USD	(2,320,820)	10/2/19	98,028	—
JPMC	BRL	50,000	USD	(12,747)	10/11/19	147	—
JPMC	BRL	(50,000)	USD	12,528	10/11/19	—	(365)
JPMC	CAD	(198,000)	USD	148,079	9/18/19	—	(3,337)
JPMC	CNH	(2,415,000)	USD	353,193	9/27/19	3,131	(1,224)
JPMC	CNH	460,000	USD	(68,541)	9/27/19	—	(1,630)
JPMC	EUR	(33,514)	USD	37,964	8/13/19	—	(282)
JPMC	EUR	(357,751)	USD	402,311	8/21/19	—	(6,218)
JPMC	EUR	(638,356)	USD	726,507	9/18/19	—	(3,937)
JPMC	EUR	(1,774,000)	USD	2,006,891	10/29/19	—	(29,364)
JPMC	EUR	(5,271)	USD	5,986	11/8/19	—	(69)
JPMC	EUR	(37,402)	USD	42,753	11/15/19	—	(234)
JPMC	EUR	(357,751)	USD	405,293	11/21/19	—	(6,078)
JPMC	EUR	(36,757)	USD	41,742	12/5/19	—	(570)
JPMC	EUR	(36,757)	USD	42,716	6/15/20	—	(148)
JPMC	JPY	(104,375,000)	USD	944,553	7/16/19	—	(24,789)
JPMC	JPY	104,375,000	USD	(948,566)	7/16/19	20,775	—
JPMC	JPY	(27,378,402)	USD	246,413	7/25/19	—	(8,035)
JPMC	JPY	27,378,402	USD	(248,988)	7/25/19	5,460	—
JPMC	JPY	223,460,057	USD	(2,064,050)	9/12/19	19,823	—
JPMC	JPY	75,288,690	USD	(701,306)	10/21/19	2,851	—
JPMC	JPY	154,405,446	USD	(1,427,235)	12/12/19	22,851	—
JPMC	JPY	60,989,760	USD	(569,495)	12/20/19	3,649	—
JPMC	JPY	199,996,500	USD	(1,848,653)	3/12/20	40,319	—
JPMC	JPY	121,848,750	USD	(1,145,856)	3/23/20	5,773	—
JPMC	JPY	31,624,780	USD	(300,225)	3/24/20	—	(1,311)
JPMC	JPY	238,095,421	USD	(2,198,966)	6/12/20	62,290	—
JPMC	JPY	60,989,760	USD	(576,725)	6/22/20	2,863	—
JPMC	KRW	(115,600,000)	USD	102,156	9/27/19	2,019	—
JPMC	MXN	1,745,000	USD	(88,395)	12/16/19	9	—
JPMC	NOK	1,960,000	USD	(224,704)	9/18/19	5,566	—
JPMC	PLN	430,000	USD	(113,127)	9/18/19	2,248	—
JPMC	PLN	(430,000)	USD	114,140	9/18/19	—	(1,235)
JPMC	SEK	770,000	USD	(82,781)	9/18/19	610	—
JPMC	SEK	(2,890,000)	USD	307,802	9/18/19	690	(5,869)
LVIP Global Income Fund–16

LVIP Global Income Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	TRY	365,000	USD	(56,150)	10/18/19	$ 3,421	$ —
MSC	EUR	(115,750)	USD	130,916	11/29/19	—	(2,266)
MSC	JPY	(9,000,000)	USD	80,937	7/17/19	—	(2,654)
MSC	JPY	9,000,000	USD	(81,972)	7/17/19	1,618	—
SCB	EUR	(2,145,000)	USD	2,414,691	8/21/19	—	(34,764)
SCB	EUR	(107,800)	USD	122,416	12/5/19	—	(1,676)
SSB	AUD	(24,987,500)	USD	17,881,719	7/31/19	331,006	(11,001)
SSB	CAD	(7,711,000)	USD	5,777,515	7/31/19	—	(115,088)
SSB	EUR	(53,075,500)	USD	60,207,042	7/31/19	—	(300,098)
SSB	EUR	609,000	USD	(694,092)	7/31/19	180	—
SSB	GBP	27,577,000	USD	(36,048,654)	7/31/19	—	(972,660)
SSB	JPY	(5,899,409,000)	USD	53,152,960	7/31/19	—	(1,696,282)
SSB	MXN	(118,124,000)	USD	6,162,560	7/31/19	39,419	(161)
SSB	MXN	3,847,000	USD	(199,045)	7/31/19	376	—
SSB	NZD	(41,766,000)	USD	27,964,748	7/31/19	—	(113,703)
SSB	SEK	154,467,500	USD	(16,676,372)	7/31/19	—	(2,887)
SSB	SGD	(28,293,500)	USD	20,887,363	7/31/19	—	(36,532)
UBS	EUR	(136,016)	USD	154,923	10/9/19	—	(959)
UBS	EUR	(984,000)	USD	1,130,021	10/24/19	991	—
UBS	EUR	(60,150)	USD	68,170	11/21/19	—	(995)
UBS	EUR	(136,016)	USD	154,291	12/5/19	—	(2,281)
Total Foreign Currency Exchange Contracts						$1,327,550	$(4,426,150)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
7	Australia 10 yr Bonds	$ 705,947	$ 705,387	9/16/19	$ 560	$ —
27	Australia 3 yr Bonds	2,179,820	2,179,104	9/16/19	716	—
(1)	U.S Treasury Bond	(177,563)	(176,030)	9/19/19	—	(1,533)
(12)	U.S. Treasury 10 yr Notes	(1,535,625)	(1,523,046)	9/19/19	—	(12,579)
(4)	U.S. Treasury 10 yr Ultra Notes	(552,500)	(546,898)	9/19/19	—	(5,602)
136	U.S. Treasury 2 yr Notes	29,264,438	29,102,760	9/30/19	161,678	—
(16)	U.S. Treasury 5 yr Notes	(1,890,500)	(1,877,626)	9/30/19	—	(12,874)
(3)	U.S. Treasury Long Bonds	(466,781)	(461,621)	9/19/19	—	(5,160)
Total Futures Contracts					$162,954	$(37,748)

[1]	Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2019.
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]
Centrally Cleared:
Protection Sold/Moody's Ratings
CDX.NA.IG.31-Quarterly [4]	2,000,000	1.00%	12/20/21	$38,706	$27,023	$11,683	$—

LVIP Global Income Fund–17

LVIP Global Income Fund
Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]
Over-The-Counter:
Protection Purchased/Moody's Ratings
JPMC Ally Financial 5.00% 06/20/2024/Ba2 -Quarterly	400,000	5.00%	6/20/24	$(72,944)	$(63,059)	$—	$(9,885)
CITI American Airlines Group 5.50% 10/1/19/B1 -Quarterly	100,000	5.00%	12/20/19	(2,434)	(1,935)	—	(499)
JPMC DISH DBS 6.75% 6/1/21/B1 -Quarterly	130,000	5.00%	6/20/21	(9,217)	(4,233)	—	(4,984)
BCLY Italy Government International Bond 6.875% 9/27/23/Baa3u -Quarterly	200,000	1.00%	6/20/23	5,661	1,729	3,932	—
JPMC Nabors Industries 9.25% 1/15/19/B1 -Quarterly	100,000	1.00%	12/20/21	5,894	3,145	2,750	—
JPMC Nabors Industries 9.25% 1/15/19/B1 -Quarterly	50,000	1.00%	12/20/21	2,947	1,522	1,425	—
JPMC Nabors Industries 9.25% 1/15/19/B1 -Quarterly	65,000	1.00%	12/20/21	3,832	3,086	746	—
JPMC Navient 5.50% 1/25/23/Ba3 -Quarterly	50,000	5.00%	3/20/20	(1,761)	(1,323)	—	(438)
JPMC Navient 5.50% 1/25/23/Ba3 -Quarterly	200,000	5.00%	3/20/20	(7,042)	(5,217)	—	(1,825)
BCLY Republic of Turkey 11.875% 1/15/30/B1 -Quarterly	46,667	1.00%	12/20/19	223	1,025	—	(802)
					(65,260)	8,853	(18,433)
Protection Sold/Moody's Ratings
CITI Bespoke Cambridge 0-3% -Quarterly	140,000	0.00%	12/20/19	(34,756)	(5,396)	—	(29,360)
CITI Bespoke EQ Tranche 0-3% -Quarterly	50,000	0.00%	6/20/20	(16,121)	(7,814)	—	(8,307)
MSC Bespoke Pecan 5-10% -Quarterly	100,000	3.98%	3/20/22	(647)	—	—	(647)
MSC Bespoke Pecan 5-10% -Quarterly	100,000	4.10%	12/20/21	1,575	—	1,575	—
CITI Bespoke Phoenix 5-7% -Quarterly	100,000	2.90%	12/20/21	913	—	913	—
CITI Bespoke Singapore 0.30% 06/20/2020 -Quarterly	70,000	0.00%	6/20/20	(11,459)	(9,556)	—	(1,902)
CITI Bespoke Verona 7-15% -Quarterly	250,000	0.00%	12/20/19	(54,421)	—	—	(54,421)
CITI Bespoke Verona EQ Tranche 0-3% -Quarterly	120,000	0.00%	12/20/19	(26,122)	(5,676)	—	(20,446)
CITI Citibank 2.30% 06/20/2021 -Quarterly	155,000	2.30%	6/20/21	999	—	999	—
LVIP Global Income Fund–18

LVIP Global Income Fund
Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]
Over-The-Counter:(continued)
Protection Sold/Moody's Ratings (continued)
JPMC DISH DBS 6.75% 6/1/21/B1 -Quarterly	130,000	5.00%	6/20/23	$6,317	$(865)	$7,182	$—
JPMC Goldman Sachs Group 1.00% 06/20/2024/A3 -Quarterly	400,000	1.00%	6/20/24	7,070	2,733	4,337	—
BCLY Italy Government International Bond 6.875% 9/27/23/Baa3u -Quarterly	200,000	1.00%	6/20/23	(5,661)	(7,582)	1,921	—
JPMC Morgan Stanley 1.00% 06/20/2024/A3 -Quarterly	400,000	1.00%	6/20/24	8,229	5,502	2,727	—
JPMC Nabors Industries 9.25% 1/15/19/B1 -Quarterly	100,000	1.00%	12/20/23	(16,079)	(12,648)	—	(3,431)
JPMC Nabors Industries 9.25% 1/15/19/B1 -Quarterly	50,000	1.00%	12/20/23	(8,040)	(6,184)	—	(1,856)
JPMC Nabors Industries 9.25% 1/15/19/B1 -Quarterly	65,000	1.00%	12/20/23	(10,451)	(9,985)	—	(466)
BCLY Republic of Argentina 7.50% 04/22/2026/B2 -Quarterly	20,000	5.00%	6/20/23	(2,916)	(4,030)	1,114	—
BCLY Republic of Argentina 7.50% 4/22/26/B2 -Quarterly	70,000	5.00%	6/20/23	(10,206)	1,221	—	(11,427)
CITI Republic of Argentina 7.50% 4/22/26/B2 -Quarterly	85,000	1.00%	12/20/23	(13,233)	(4,100)	—	(9,133)
CITI Republic of Argentina 7.50% 4/22/26/B2 -Quarterly	90,000	5.00%	6/20/23	(13,123)	(1,843)	—	(11,280)
CITI Republic of Colombia 1.00% 06/20/2020/Baa2 -Quarterly	300,000	1.00%	6/20/24	1,419	(974)	2,393	—
CITI Russian Government Bonds 7.50% 03/31/2030 -Quarterly	140,000	1.00%	6/20/24	(863)	(1,811)	948	—
CITI Spain Government International Bonds 5.01% 11/21/2044 -Quarterly	150,000	1.00%	6/20/24	4,395	3,965	430	—
					(65,043)	24,539	(152,676)
Total CDS Contracts					$(103,280)	$45,075	$(171,109)
LVIP Global Income Fund–19

LVIP Global Income Fund
Statement of Net Assets (continued)
Swap Contract1
Inflation Swap Contract
	Notional Amount[2]	Fixed Interest Rate Paid	Termination Date	Value	Unrealized Depreciation[3]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	1,450,000	0.00%	8/31/24	$(2,962)	$(2,962)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]
Centrally Cleared:
Receive USD LIBOR03M-(Semiannual/Quaterly)	1,880,000	1.82%	2.56%	2/3/25	$(10,228)	$—	$—	$(10,228)
Receive USD LIBOR03M-(Semiannual/Quaterly)	1,450,000	1.99%	2.61%	3/27/25	(23,761)	—	—	(23,761)
Receive USD LIBOR03M-(Semiannual/Quaterly)	4,100,000	3.85%	2.52%	8/22/43	(1,355,218)	—	—	(1,355,218)
Receive USD LIBOR03M-(Semiannual/Quaterly)	2,175,000	2.38%	2.45%	6/9/47	(82,571)	—	—	(82,571)
Total IRS Contracts						$—	$—	$(1,471,778)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2019.
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
CAD–Canadian Dollar
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
CPI-U–Consumer Price Index for All Urban Consumers
DB–Deutsche Bank
ETF–Exchange-Traded Fund
EUR–Euro
LVIP Global Income Fund–20

LVIP Global Income Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
EUR003M–Euro Interbank Offered Rate 3 Month
GBP–British Pound Sterling
GHS–Ghanaian Cedi
GSI–Goldman Sachs International
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR01W–Intercontinental Exchange London Interbank Offered Rate USD Weekly
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PHP–Philippine Peso
PIK–Payment-in-kind
PLN–Polish Zloty
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
THB–Thailand Baht
UBS–Union Bank of Switzerland
USD–United States Dollar
yr–Year
ZAR–South African Rand
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–21

LVIP Global Income Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest	$ 9,801,116
Dividends	450,047
Foreign Taxes Withheld	(122,961)
10,128,202
EXPENSES:
Management fees	2,595,111
Distribution fees-Service Class	773,529
Shareholder servicing fees	115,782
Accounting and administration expenses	94,762
Reports and statements to shareholders	79,878
Custodian fees	53,852
Professional fees	40,986
Trustees’ fees and expenses	11,829
Pricing fees	4,383
Consulting fees	1,084
Interest expense	130
Other	9,055
3,780,381
Less:
Management fees waived	(279,474)
Total operating expenses	3,500,907
NET INVESTMENT INCOME	6,627,295
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	2,571,734
Foreign currencies	1,588,164
Foreign currency exchange contracts	1,105,788
Futures contracts	101,485
Swap contracts	(414,726)
Net realized gain	4,952,445
Net change in unrealized appreciation (depreciation) of:
Investments**	30,385,601
Foreign currencies	14,772
Foreign currency exchange contracts	(1,282,302)
Futures contracts	(55,168)
Swap contracts	(549,721)
Net change in unrealized appreciation (depreciation)	28,513,182
NET REALIZED AND UNREALIZED GAIN	33,465,627
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,092,922

*	Includes $15,748 capital gains taxes paid.
**	Includes $(44,470) change in capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,627,295	$ 15,893,785
Net realized gain	4,952,445	14,967,934
Net change in unrealized appreciation (depreciation)	28,513,182	(16,620,930)
Net increase in net assets resulting from operations	40,092,922	14,240,789
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,474,519)
Service Class	—	(22,014,646)
Return of capital:
Standard Class	—	(1,042,644)
Service Class	—	(3,537,891)
	—	(33,069,700)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,553,269	13,058,575
Service Class	23,116,895	44,073,643
Reinvestment of dividends and distributions:
Standard Class	—	7,517,163
Service Class	—	25,552,537
	32,670,164	90,201,918
Cost of shares redeemed:
Standard Class	(14,762,496)	(204,562,213)
Service Class	(51,894,858)	(117,308,510)
	(66,657,354)	(321,870,723)
Decrease in net assets derived from capital share transactions	(33,987,190)	(231,668,805)
NET INCREASE (DECREASE) IN NET ASSETS	6,105,732	(250,497,716)
NET ASSETS:
Beginning of period	807,037,823	1,057,535,539
End of period	$813,143,555	$ 807,037,823
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–22

LVIP Global Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Income Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.082	$ 11.356	$ 10.866	$ 10.858	$ 11.556	$ 11.427
Income (loss) from investment operations:
Net investment income[2]	0.104	0.217	0.188	0.189	0.193	0.195
Net realized and unrealized gain (loss)	0.472	(0.009)	0.360	(0.133)	(0.427)	0.021
Total from investment operations	0.576	0.208	0.548	0.056	(0.234)	0.216
Less dividends and distributions from:
Net investment income	—	(0.398)	—	—	(0.362)	(0.070)
Net realized gain	—	(0.017)	(0.058)	(0.048)	(0.102)	(0.017)
Return of capital	—	(0.067)	—	—	—	—
Total dividends and distributions	—	(0.482)	(0.058)	(0.048)	(0.464)	(0.087)
Net asset value, end of period	$ 11.658	$ 11.082	$ 11.356	$ 10.866	$ 10.858	$ 11.556
Total return[3]	5.17%	1.90%	5.04%	0.51%	(2.02%)	1.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$182,756	$178,755	$366,308	$374,814	$379,407	$819,163
Ratio of expenses to average net assets	0.68%	0.68%	0.67%	0.65%	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.75%	0.74%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets	1.86%	1.91%	1.67%	1.71%	1.69%	1.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.79%	1.84%	1.60%	1.64%	1.62%	1.61%
Portfolio turnover	20%	47%	59%	49%	54%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–23

LVIP Global Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Income Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.011	$ 11.284	$ 10.824	$ 10.843	$ 11.540	$ 11.412
Income (loss) from investment operations:
Net investment income[2]	0.089	0.187	0.159	0.161	0.163	0.166
Net realized and unrealized gain (loss)	0.469	(0.008)	0.359	(0.132)	(0.425)	0.020
Total from investment operations	0.558	0.179	0.518	0.029	(0.262)	0.186
Less dividends and distributions from:
Net investment income	—	(0.372)	—	—	(0.333)	(0.041)
Net realized gain	—	(0.017)	(0.058)	(0.048)	(0.102)	(0.017)
Return of capital	—	(0.063)	—	—	—	—
Total dividends and distributions	—	(0.452)	(0.058)	(0.048)	(0.435)	(0.058)
Net asset value, end of period	$ 11.569	$ 11.011	$ 11.284	$ 10.824	$ 10.843	$ 11.540
Total return[3]	5.04%	1.65%	4.79%	0.26%	(2.27%)	1.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$630,388	$628,282	$691,228	$630,057	$633,519	$619,992
Ratio of expenses to average net assets	0.93%	0.93%	0.92%	0.90%	0.90%	0.89%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.00%	0.99%	0.97%	0.97%	0.96%
Ratio of net investment income to average net assets	1.61%	1.66%	1.42%	1.46%	1.44%	1.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.54%	1.59%	1.35%	1.39%	1.37%	1.36%
Portfolio turnover	20%	47%	59%	49%	54%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Income Fund–24

LVIP Global Income Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, inflation swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in
LVIP Global Income Fund–25

LVIP Global Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Withholding taxes on foreign interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.
 Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (“Mondrian”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian a fee based on Mondrian’s managed portion of the Fund’s average daily net assets.
Franklin Advisers, Inc. (“Franklin”) is also responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Franklin a fee based on Franklin’s managed portion of the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$23,136
Legal	4,767
LVIP Global Income Fund–26

LVIP Global Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $58,923 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$387,484
Distribution fees payable to LFD	129,446
Printing and mailing fees payable to Lincoln Life	55,601
Shareholder servicing fees payable to Lincoln Life	19,374
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$134,554,072
Purchases of U.S. government securities	12,080,853
Sales other than U.S. government securities	115,946,728
Sales of U.S. government securities	58,852,233
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$777,281,985
Aggregate unrealized appreciation of investments and derivatives	$ 31,304,464
Aggregate unrealized depreciation of investments and derivatives	(4,699,374)
Net unrealized appreciation of investments and derivatives	$ 26,605,090
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Global Income Fund–27

LVIP Global Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 14,741,218	$ —	$ 14,741,218
Agency Mortgage-Backed Securities	—	2,514,664	—	2,514,664
Corporate Bonds	—	33,839,721	—	33,839,721
Loan Agreements	—	7,810,559	—	7,810,559
Municipal Bonds	—	995,458	—	995,458
Non-Agency Asset-Backed Securities	—	23,310,989	284,275	23,595,264
Non-Agency Collateralized Mortgage Obligations	—	4,690,822	—	4,690,822
Non-Agency Commercial Mortgage-Backed Securities	—	3,017,419	—	3,017,419
Sovereign Bonds	—	404,891,097	—	404,891,097
Supranational Banks	—	22,335,493	—	22,335,493
U.S. Treasury Obligations	—	240,185,362	—	240,185,362
Common Stock	777	—	111,604	112,381
Exchange-Traded Fund	294,580	—	—	294,580
Money Market Fund	44,097,710	—	—	44,097,710
Short-Term Investment	—	5,442,775	—	5,442,775
Total Investments	$44,393,067	$763,775,577	$395,879	$808,564,523
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 1,327,550	$—	$ 1,327,550
Futures Contracts	$162,954	$ —	$—	$ 162,954
Swap Contracts	$ —	$ 45,075	$—	$ 45,075
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(4,426,150)	$—	$(4,426,150)
Futures Contracts	$ (37,748)	$ —	$—	$ (37,748)
Swap Contracts	$ —	$(1,645,849)	$—	$(1,645,849)
During the six months ended June 30, 2019, there were no material transfers to or from Level 3 investments.
LVIP Global Income Fund–28

LVIP Global Income Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	849,877	1,147,967
Service Class	2,058,692	3,893,607
Shares reinvested:
Standard Class	—	686,466
Service Class	—	2,348,278
	2,908,569	8,076,318
Shares redeemed:
Standard Class	(1,303,409)	(17,961,430)
Service Class	(4,627,630)	(10,441,370)
	(5,931,039)	(28,402,800)
Net decrease	(3,022,470)	(20,326,482)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2019, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denomintated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securites against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund's investments and to facilitate investments in portfolio securities.
LVIP Global Income Fund–29

LVIP Global Income Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2019, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2019, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the Statement of Net Assets, at June 30, 2019, the notional value of the protection sold was USD 0, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2019, net unrealized depreciation of the protection sold was $116,454.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2019, the Fund used CDS contracts to hedge against credit events; to enhance total return and to gain exposure to certain securities or markets.
LVIP Global Income Fund–30

LVIP Global Income Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2019, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2019, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$1,327,550	Receivables and other assets net of liabilities	$(4,426,150)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	162,954	Receivables and other assets net of liabilities	(37,748)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	45,075	Receivables and other assets net of liabilities	(171,109)
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(1,474,740)
Total		$1,535,579		$(6,109,747)
LVIP Global Income Fund–31

LVIP Global Income Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$1,105,788	$(1,282,302)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	101,485	(55,168)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	104,285	92,323
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(519,011)	(642,044)
Total		$ 792,547	$(1,887,191)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$83,525,677	$297,403,199
Futures contracts (average notional value)	32,265,516	4,992,131
CDS contracts (average notional value)*	1,623,096	6,642,114
Interest rate swap contracts (average notional value)**	—	12,005,000
Total return swap contracts (average notional value)	1,457,143	—
Inflation rate swap contracts (average notional value)	1,450,000	—

*Long represents buying protection and short represents selling protection.
**Long represent paying floating interest payments and short represent receiving floating interest payments.
At June 30, 2019, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Barclays Bank	$ 170,000
Citigroup Global Markets	342,987
Deutsche Bank	259,827
Goldman Sachs	60,000
JP Morgan Securities	2,135,120
Total	$2,967,934
At June 30, 2019, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Citigroup Global Markets	$140,711
JPMorgan Chase Bank	49,000
Nomura Securities International	310,000
UBS AG	20,000
Total	$519,711
LVIP Global Income Fund–32

LVIP Global Income Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2019, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$ —	$ (35,693)	$ (35,693)
Barclays Bank PLC	36,591	(208,265)	(171,674)
Citigroup Global Markets	287,347	(234,840)	52,507
Deutsche Bank	2,195	(231,602)	(229,407)
Goldman Sachs International	8,665	(83,367)	(74,702)
Hong Kong Shanghai Bank	288,942	(200,900)	88,042
JPMorgan Chase Bank	362,037	(300,697)	61,340
Morgan Stanley Capital	3,193	(5,567)	(2,374)
Standard Chartered Bank	—	(36,440)	(36,440)
State Street Bank & Trust Company	370,981	(3,248,412)	(2,877,431)
Total	$1,359,951	$(4,585,783)	$(3,225,832)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$ (35,693)	$—	$ —	$—	$ —	$ (35,693)
Barclays Bank PLC	(171,674)	—	—	—	170,000	(1,674)
Citigroup Global Markets	52,507	—	(52,507)	—	—	—
Deutsche Bank	(229,407)	—	—	—	229,407	—
Goldman Sachs International	(74,702)	—	—	—	60,000	(14,702)
Hong Kong Shanghai Bank	88,042	—	—	—	—	88,042
JPMorgan Chase Bank	61,340	—	(49,000)	—	—	12,340
Morgan Stanley Capital	(2,374)	—	—	—	—	(2,374)
Standard Chartered Bank	(36,440)	—	—	—	—	(36,440)
State Street Bank & Trust Company	(2,877,431)	—	—	—	—	(2,877,431)
Total	$(3,225,832)	$—	$(101,507)	$—	$459,407	$(2,867,932)

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
6.  Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP Global Income Fund–33

LVIP Global Income Fund
Notes to Financial Statements (continued)
 6.  Credit and Market Risk (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Global Income Fund–34

LVIP Goldman Sachs Income Builder Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Goldman Sachs Income Builder Fund

LVIP Goldman Sachs Income Builder Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Goldman Sachs Income Builder Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,112.90	0.75%	$3.93
Service Class Shares	1,000.00	1,111.50	1.00%	5.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.10	0.75%	$3.76
Service Class Shares	1,000.00	1,019.80	1.00%	5.01

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	37.08%
U.S. Markets	30.46%
Aerospace & Defense	0.57%
Banks	2.86%
Biotechnology	0.18%
Capital Markets	0.93%
Chemicals	0.71%
Commercial Services & Supplies	0.45%
Communications Equipment	1.10%
Diversified Telecommunication Services	0.74%
Electric Utilities	0.40%
Electronic Equipment, Instruments & Components	0.31%
Energy Equipment & Services	0.26%
Equity Real Estate Investment Trusts	2.10%
Food Products	0.47%
Health Care Equipment & Supplies	1.31%
Health Care Providers & Services	0.11%
Hotels, Restaurants & Leisure	0.86%
Household Durables	0.29%
Household Products	0.59%
Industrial Conglomerates	0.71%
Insurance	1.46%
IT Services	0.27%
Machinery	0.83%
Media	0.99%
Multi-Utilities	1.21%
Oil, Gas & Consumable Fuels	3.14%
Pharmaceuticals	2.33%
Road & Rail	0.99%
Semiconductors & Semiconductor Equipment	0.90%
Software	1.99%
Technology Hardware, Storage & Peripherals	0.43%
Tobacco	0.44%
Water Utilities	0.53%
Developed Markets	6.39%
Capital Markets	0.26%
Chemicals	0.57%
Construction & Engineering	0.60%
Electric Utilities	0.60%
Equity Real Estate Investment Trusts	0.54%
Metals & Mining	0.57%
Oil, Gas & Consumable Fuels	1.77%
Personal Products	0.66%
Pharmaceuticals	0.37%
Wireless Telecommunication Services	0.45%
Security Type/Sector	Percentage of Net Assets
Emerging Markets	0.23%
Semiconductors & Semiconductor Equipment	0.23%
Preferred Stocks	0.20%
Agency Asset-Backed Security	0.06%
Corporate Bonds	46.00%
Advertising	0.04%
Aerospace & Defense	1.45%
Agriculture	0.63%
Auto Manufacturers	0.21%
Auto Parts & Equipment	0.36%
Banks	8.08%
Beverages	1.24%
Biotechnology	1.05%
Building Materials	0.69%
Chemicals	0.90%
Commercial Services	0.58%
Computers	1.21%
Distribution/Wholesale	0.20%
Diversified Financial Services	1.39%
Electric	0.99%
Environmental Control	0.16%
Food	1.77%
Gas	0.30%
Health Care Products	1.16%
Health Care Services	0.97%
Insurance	1.12%
Internet	2.11%
Media	2.44%
Mining	0.10%
Oil & Gas	1.20%
Oil & Gas Services	0.09%
Packaging & Containers	0.39%
Pharmaceuticals	2.57%
Pipelines	3.70%
Real Estate	0.17%
Real Estate Investment Trusts	1.34%
Retail	0.41%
Semiconductors	1.11%
Software	0.21%
Sovereign	0.20%
Telecommunications	4.73%
Trucking & Leasing	0.73%

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund
Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Non-Agency Asset-Backed Securities	3.26%
Loan Agreements	2.00%
U.S. Treasury Obligations	5.33%
Money Market Fund	6.46%
Total Investments	100.39%
Liabilities Net of Receivables and Other Assets	(0.39%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	1.99%
Johnson & Johnson	1.31%
Chevron	1.23%
Royal Dutch Shell Class A ADR	1.14%
Cisco Systems	1.10%
Pfizer	1.02%
Medtronic	0.93%
Comcast Class A	0.80%
JPMorgan Chase & Co.	0.78%
Verizon Communications	0.74%
Total	11.04%

Geography	Percentage of Net Assets
Belgium	1.24%
Canada	0.85%
Cayman Islands	3.26%
Finland	0.04%
France	0.93%
Ireland	0.16%
Italy	1.33%
Luxembourg	0.48%
Singapore	0.26%
Spain	0.25%
Switzerland	1.10%
Taiwan	0.23%
United Arab Emirates	0.19%
United Kingdom	5.02%
United States	78.59%
Total	93.93%

ADR–American Depositary Receipt
IT–Information Technology

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–37.08%
U.S. MARKETS–30.46%
Aerospace & Defense–0.57%
Northrop Grumman	360	$ 116,320
Raytheon	205	35,645
		151,965
Banks–2.86%
Bank of America	2,914	84,506
BB&T	3,585	176,131
Commerce Bancshares	1,310	78,155
Cullen/Frost Bankers	460	43,084
JPMorgan Chase & Co.	1,838	205,488
M&T Bank	594	101,021
Wells Fargo & Co.	1,488	70,412
		758,797
Biotechnology–0.18%
Gilead Sciences	715	48,305
		48,305
Capital Markets–0.93%
Morgan Stanley	2,706	118,550
Northern Trust	1,434	129,060
		247,610
Chemicals–0.71%
DuPont de Nemours	1,667	125,142
Ecolab	321	63,378
		188,520
Commercial Services & Supplies–0.45%
Republic Services	1,365	118,264
		118,264
Communications Equipment–1.10%
Cisco Systems	5,314	290,835
		290,835
Diversified Telecommunication Services–0.74%
Verizon Communications	3,422	195,499
		195,499
Electric Utilities–0.40%
Xcel Energy	1,759	104,643
		104,643
Electronic Equipment, Instruments & Components–0.31%
TE Connectivity	860	82,371
		82,371
Energy Equipment & Services–0.26%
Schlumberger	1,717	68,234
		68,234
Equity Real Estate Investment Trusts–2.10%
American Tower	496	101,407
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
AvalonBay Communities	461	$ 93,666
Camden Property Trust	765	79,859
Crown Castle International	1,135	147,947
Hudson Pacific Properties	2,412	80,247
Ventas	761	52,014
		555,140
Food Products–0.47%
Mondelez International Class A	2,328	125,479
		125,479
Health Care Equipment & Supplies–1.31%
Medtronic	2,547	248,053
Zimmer Biomet Holdings	849	99,961
		348,014
Health Care Providers & Services–0.11%
CVS Health	549	29,915
		29,915
Hotels, Restaurants & Leisure–0.86%
Las Vegas Sands	880	51,999
McDonald's	845	175,473
		227,472
Household Durables–0.29%
DR Horton	1,804	77,807
		77,807
Household Products–0.59%
Procter & Gamble	1,427	156,471
		156,471
Industrial Conglomerates–0.71%
Honeywell International	1,074	187,510
		187,510
Insurance–1.46%
Arthur J. Gallagher & Co.	1,139	99,765
Chubb	997	146,848
Principal Financial Group	1,108	64,175
Travelers	507	75,807
		386,595
IT Services–0.27%
Fidelity National Information Services	581	71,277
		71,277
Machinery–0.83%
Deere & Co.	712	117,985
LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Machinery (continued)
Stanley Black & Decker	703	$ 101,661
		219,646
Media–0.99%
Comcast Class A	4,996	211,231
†Fox Class A	1,357	49,720
		260,951
Multi-Utilities–1.21%
Ameren	1,353	101,624
CMS Energy	1,799	104,180
Public Service Enterprise Group	980	57,643
Sempra Energy	420	57,725
		321,172
Oil, Gas & Consumable Fuels–3.14%
Antero Midstream	3,059	35,056
Chevron	2,617	325,659
Energy Transfer	9,132	128,579
Exxon Mobil	1,009	77,320
Marathon Petroleum	1,162	64,933
Plains All American Pipeline	2,141	52,133
Williams	5,262	147,546
		831,226
Pharmaceuticals–2.33%
Johnson & Johnson	2,487	346,389
Pfizer	6,259	271,140
		617,529
Road & Rail–0.99%
Norfolk Southern	505	100,662
Union Pacific	950	160,654
		261,316
Semiconductors & Semiconductor Equipment–0.90%
Intel	2,283	109,287
Texas Instruments	1,125	129,105
		238,392
Software–1.99%
Microsoft	3,931	526,597
		526,597
Technology Hardware, Storage & Peripherals–0.43%
Apple	580	114,794
		114,794
Tobacco–0.44%
Altria Group	2,465	116,718
		116,718
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Water Utilities–0.53%
American Water Works	1,199	$ 139,084
		139,084
Total U.S. Markets (Cost $7,157,291)		8,068,148
§DEVELOPED MARKETS–6.39%
Capital Markets–0.26%
Singapore Exchange ADR	790	69,954
		69,954
Chemicals–0.57%
Linde	746	149,797
		149,797
Construction & Engineering–0.60%
Vinci ADR	6,205	158,290
		158,290
Electric Utilities–0.60%
Enel ADR	23,008	158,985
		158,985
Equity Real Estate Investment Trusts–0.54%
Klepierre	2,566	86,017
SITE Centers	4,283	56,707
		142,724
Metals & Mining–0.57%
Rio Tinto ADR	2,403	149,803
		149,803
Oil, Gas & Consumable Fuels–1.77%
BP ADR	4,004	166,967
Royal Dutch Shell Class A ADR	4,622	300,753
		467,720
Personal Products–0.66%
Unilever (New York Shares)	2,902	176,209
		176,209
Pharmaceuticals–0.37%
AstraZeneca ADR	2,379	98,205
		98,205
Wireless Telecommunication Services–0.45%
Vodafone Group ADR	7,332	119,732
		119,732
Total Developed Markets (Cost $1,603,649)		1,691,419

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS–0.23%
Semiconductors & Semiconductor Equipment–0.23%
Taiwan Semiconductor Manufacturing ADR	1,553	$ 60,831
		60,831
Total Emerging Markets (Cost $60,850)		60,831
Total Common Stock (Cost $8,821,790)		9,820,398
PREFERRED STOCKS–0.20%
•Delphi Financial Group 5.71% (LIBOR03M + 3.19%)	974	22,402
•Morgan Stanley 6.38% (LIBOR03M + 3.71%)	837	22,448
Qwest 6.50%	248	5,841
•SCE Trust V 5.45% (LIBOR03M + 3.79%)	133	3,221
Total Preferred Stocks (Cost $50,998)		53,912

	Principal Amount°
AGENCY ASSET-BACKED SECURITY–0.06%
•Chase Education Loan Trust Series 2007-A A3 2.40% (LIBOR03M + 0.07%) 12/28/23	16,564	16,534
Total Agency Asset-Backed Security (Cost $16,369)		16,534
CORPORATE BONDS–46.00%
Advertising–0.04%
Outfront Media Capital 5.00% 8/15/27	10,000	10,262
		10,262
Aerospace & Defense–1.45%
Arconic 5.40% 4/15/21	100,000	103,696
Northrop Grumman 3.25% 1/15/28	175,000	179,803
TransDigm 6.00% 7/15/22	50,000	50,625
•United Technologies 3.17% (LIBOR03M + 0.65%) 8/16/21	50,000	50,032
		384,156
Agriculture–0.63%
BAT Capital 4.39% 8/15/37	175,000	166,126
		166,126
Auto Manufacturers–0.21%
General Motors 6.75% 4/1/46	50,000	56,512
		56,512
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment–0.36%
Adient 7.00% 5/15/26	50,000	$ 51,500
Delphi Technologies 5.00% 10/1/25	50,000	44,750
		96,250
Banks–8.08%
Bank of America
3.25% 10/21/27	125,000	128,178
4.13% 1/22/24	75,000	80,268
μ6.10% 3/17/25	50,000	54,036
Capital One Financial 2.50% 5/12/20	130,000	130,155
CIT Group 5.25% 3/7/25	50,000	54,937
μCitibank 3.17% 2/19/22	250,000	253,190
Citigroup 4.45% 9/29/27	150,000	161,751
Credit Suisse Group 4.28% 1/9/28	250,000	264,133
JPMorgan Chase & Co.
μ3.51% 6/18/22	250,000	255,556
3.63% 12/1/27	200,000	206,281
μ6.10% 10/1/24	25,000	26,951
μ6.13% 4/30/24	50,000	53,416
Morgan Stanley
2.75% 5/19/22	175,000	176,904
3.70% 10/23/24	75,000	79,181
4.00% 7/23/25	100,000	107,197
Wells Fargo & Co. 3.90% 5/1/45	100,000	107,589
		2,139,723
Beverages–1.24%
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	100,000	108,394
4.70% 2/1/36	200,000	219,735
		328,129
Biotechnology–1.05%
Gilead Sciences 2.95% 3/1/27	275,000	278,908
		278,908
Building Materials–0.69%
Builders FirstSource 6.75% 6/1/27	100,000	106,000
Masonite International 5.75% 9/15/26	50,000	51,625
Standard Industries 5.00% 2/15/27	25,000	25,375
		183,000
Chemicals–0.90%
Ashland
4.75% 8/15/22	50,000	52,438
6.88% 5/15/43	50,000	54,125

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sherwin-Williams
3.45% 6/1/27	50,000	$ 51,504
4.50% 6/1/47	75,000	80,123
		238,190
Commercial Services–0.58%
Avis Budget Car Rental 5.75% 7/15/27	50,000	50,500
Herc Holdings 5.50% 7/15/27	50,000	50,437
Refinitiv US Holdings 8.25% 11/15/26	50,000	51,550
		152,487
Computers–1.21%
Banff Merger Sub 9.75% 9/1/26	25,000	21,812
Dell International
5.45% 6/15/23	100,000	107,848
6.02% 6/15/26	50,000	55,202
8.10% 7/15/36	50,000	61,724
Western Digital 4.75% 2/15/26	75,000	73,766
		320,352
Distribution/Wholesale–0.20%
IAA 5.50% 6/15/27	50,000	52,125
		52,125
Diversified Financial Services–1.39%
Ally Financial 8.00% 11/1/31	50,000	66,335
Curo Group Holdings 8.25% 9/1/25	50,000	41,750
Ladder Capital Finance Holdings 5.25% 3/15/22	50,000	51,125
Nationstar Mortgage 6.50% 7/1/21	50,000	50,201
Navient 5.88% 3/25/21	50,000	52,125
Neuberger Berman Group / Neuberger Berman Finance 4.50% 3/15/27	25,000	26,397
Springleaf Finance
6.63% 1/15/28	25,000	26,313
7.13% 3/15/26	50,000	54,875
		369,121
Electric–0.99%
Berkshire Hathaway Energy 3.25% 4/15/28	65,000	67,207
Sempra Energy 3.40% 2/1/28	65,000	64,952
Southern 4.40% 7/1/46	100,000	105,718
Talen Energy Supply 6.63% 1/15/28	25,000	24,937
		262,814
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.16%
GFL Environmental 8.50% 5/1/27	40,000	$ 43,150
		43,150
Food–1.77%
B&G Foods 5.25% 4/1/25	25,000	25,344
General Mills 3.20% 4/16/21	125,000	126,938
Kraft Heinz Foods 4.38% 6/1/46	100,000	95,180
Post Holdings 5.50% 3/1/25	50,000	51,813
Sysco
3.75% 10/1/25	100,000	106,029
4.85% 10/1/45	55,000	62,684
		467,988
Gas–0.30%
NiSource 4.38% 5/15/47	75,000	80,333
		80,333
Health Care Products–1.16%
Becton Dickinson & Co.
3.13% 11/8/21	65,000	65,975
•3.19% (LIBOR03M + 0.88%) 12/29/20	49,000	49,008
3.70% 6/6/27	82,000	85,697
Thermo Fisher Scientific 3.65% 12/15/25	100,000	105,437
		306,117
Health Care Services–0.97%
DaVita 5.00% 5/1/25	100,000	99,100
HCA
4.75% 5/1/23	50,000	53,567
5.88% 2/15/26	25,000	27,688
Tenet Healthcare
5.13% 5/1/25	50,000	50,375
6.25% 2/1/27	25,000	25,906
		256,636
Insurance–1.12%
American International Group
3.90% 4/1/26	50,000	52,372
4.50% 7/16/44	130,000	137,628
Fidelity & Guaranty Life Holdings 5.50% 5/1/25	25,000	26,063
Hartford Financial Services Group 4.30% 4/15/43	75,000	79,443
		295,506
Internet–2.11%
Amazon.com
2.80% 8/22/24	175,000	180,877
4.95% 12/5/44	50,000	63,116

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Booking Holdings 3.65% 3/15/25	125,000	$ 132,202
Go Daddy Operating/ GD Finance 5.25% 12/1/27	25,000	25,969
Netflix 5.88% 2/15/25	50,000	55,250
Symantec 5.00% 4/15/25	20,000	20,517
VeriSign 5.25% 4/1/25	75,000	80,344
		558,275
Media–2.44%
Charter Communications Operating
3.58% 7/23/20	250,000	252,289
6.38% 10/23/35	50,000	58,803
Comcast 4.60% 8/15/45	25,000	28,457
DISH DBS 5.88% 7/15/22	50,000	50,937
Entercom Media 6.50% 5/1/27	50,000	52,125
Gray Television 7.00% 5/15/27	25,000	27,188
Sirius XM Radio
4.63% 5/15/23	75,000	76,125
4.63% 7/15/24	20,000	20,516
Videotron 5.38% 6/15/24	75,000	80,531
		646,971
Mining–0.10%
Glencore Finance Canada 5.55% 10/25/42	25,000	25,890
		25,890
Oil & Gas–1.20%
Chesapeake Energy 8.00% 1/15/25	45,000	41,963
Laredo Petroleum 5.63% 1/15/22	50,000	46,625
Matador Resources 5.88% 9/15/26	50,000	50,750
MEG Energy 6.38% 1/30/23	50,000	47,812
Noble Holding International
7.75% 1/15/24	7,000	5,373
7.88% 2/1/26	25,000	21,602
Range Resources 5.88% 7/1/22	50,000	49,750
Transocean 9.00% 7/15/23	50,000	53,437
		317,312
Oil & Gas Services–0.09%
Nine Energy Service 8.75% 11/1/23	25,000	24,500
		24,500
Packaging & Containers–0.39%
Berry Global Escrow 5.63% 7/15/27	50,000	52,125
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
LABL Escrow Issuer 6.75% 7/15/26	50,000	$ 50,562
		102,687
Pharmaceuticals–2.57%
Bausch Health
7.00% 3/15/24	50,000	53,255
9.00% 12/15/25	100,000	112,105
CVS Health
4.78% 3/25/38	25,000	26,121
5.13% 7/20/45	125,000	133,506
Elanco Animal Health 3.91% 8/27/21	25,000	25,551
Mylan
3.15% 6/15/21	130,000	130,070
3.95% 6/15/26	75,000	72,589
Shire Acquisitions Investments Ireland 3.20% 9/23/26	100,000	100,923
Vizient 6.25% 5/15/27	25,000	26,470
		680,590
Pipelines–3.70%
Buckeye Partners 4.13% 12/1/27	5,000	4,411
DCP Midstream Operating 6.75% 9/15/37	50,000	54,000
Energy Transfer Operating 4.25% 3/15/23	30,000	31,343
Enterprise Products Operating 5.10% 2/15/45	100,000	114,468
Genesis Energy 6.00% 5/15/23	50,000	49,750
Kinder Morgan 5.55% 6/1/45	55,000	63,734
Kinder Morgan Energy Partners 7.30% 8/15/33	50,000	65,910
NGPL PipeCo 4.38% 8/15/22	10,000	10,350
Plains All American Pipeline 4.70% 6/15/44	135,000	130,284
Plains All American Pipeline / PAA Finance 3.60% 11/1/24	25,000	25,372
Sabine Pass Liquefaction 5.63% 3/1/25	125,000	140,095
Targa Resources Partners 6.50% 7/15/27	100,000	109,375
Williams Companies
6.30% 4/15/40	95,000	115,594
7.50% 1/15/31	50,000	64,739
		979,425
Real Estate–0.17%
Realogy Group/ Realogy Co-Issuer 9.38% 4/1/27	50,000	44,062
		44,062

LVIP Goldman Sachs Income Builder Fund–8

LVIP Goldman Sachs Income Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–1.34%
American Tower
3.38% 10/15/26	75,000	$ 76,361
5.00% 2/15/24	75,000	82,623
Crown Castle International 5.25% 1/15/23	50,000	54,404
Equinix 5.38% 5/15/27	75,000	80,585
iStar 4.63% 9/15/20	10,000	10,113
SBA Communications 4.88% 9/1/24	50,000	51,687
		355,773
Retail–0.41%
1011778 BC ULC / New Red Finance 5.00% 10/15/25	50,000	50,515
JC Penney 7.40% 4/1/37	50,000	14,000
L Brands 6.88% 11/1/35	50,000	44,718
		109,233
Semiconductors–1.11%
Broadcom
3.00% 1/15/22	75,000	75,223
3.50% 1/15/28	100,000	95,027
3.63% 1/15/24	75,000	75,762
3.88% 1/15/27	50,000	49,041
		295,053
Software–0.21%
Microsoft 3.75% 2/12/45	50,000	54,477
		54,477
Sovereign–0.20%
μCoBank ACB 6.25% 10/1/26	50,000	53,500
		53,500
Telecommunications–4.73%
AT&T
3.00% 6/30/22	125,000	127,235
5.25% 3/1/37	175,000	196,689
Frontier Communications 9.00% 8/15/31	50,000	28,625
Intelsat Jackson Holdings
8.00% 2/15/24	50,000	52,250
8.50% 10/15/24	25,000	24,875
Nokia 4.38% 6/12/27	10,000	10,288
Nokia of America 6.45% 3/15/29	50,000	50,250
Qwest 6.75% 12/1/21	85,000	91,302
Sprint 7.88% 9/15/23	100,000	108,875
Telefonica Emisiones 7.05% 6/20/36	50,000	65,545
Verizon Communications
2.95% 3/15/22	150,000	153,304
5.25% 3/16/37	125,000	149,724
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Wind Tre 5.00% 1/20/26	200,000	$ 194,570
		1,253,532
Trucking & Leasing–0.73%
DAE Funding, LLC 4.00% 8/1/20	50,000	50,125
Park Aerospace Holdings 5.25% 8/15/22	40,000	42,332
Penske Truck Leasing / PTL Finance 3.38% 2/1/22	100,000	101,980
		194,437
Total Corporate Bonds (Cost $11,802,594)		12,183,602
NON-AGENCY ASSET-BACKED SECURITIES–3.26%
•Madison Park Funding XII Series 2014-12A AR 3.85% (LIBOR03M + 1.26%) 7/20/26	175,612	175,813
•Sound Point Clo XXI Series 2018-3A A1A 3.77% (LIBOR03M + 1.18%) 10/26/31	300,000	298,738
•Staniford Street CLO Series 2014-1A AR 3.59% (LIBOR03M + 1.18%) 6/15/25	89,174	89,242
•Whitehorse XII Series 2018-12A A 3.85% (LIBOR03M + 1.25%) 10/15/31	300,000	298,299
Total Non-Agency Asset-Backed Securities (Cost $864,357)		862,092
LOAN AGREEMENTS–2.00%
•Avast Software B.V. 4.58% (LIBOR 3M + 2.25%) 9/30/23	8,769	8,760
Consolidated Communications Tranche B 1st Lien 5.41% 10/4/23	74,618	71,575
•First Data 1st Lien 4.40% (LIBOR 1M + 2.00%) 4/26/24	20,624	20,624
•First Data Corporation 1st Lien 4.40% (LIBOR 1M + 2.00%) 7/8/22	12,300	12,299
•Infor US 5.08% (LIBOR 3M + 2.75%) 2/1/22	24,103	24,079
•Intelsat Jackson Holdings 6.15% (LIBOR 1M + 3.75%) 11/27/23	50,000	49,555
•MEG Energy Tracnhe B 1st Lien 5.90% (LIBOR 1M + 3.50%) 12/31/23	4,322	4,325

LVIP Goldman Sachs Income Builder Fund–9

LVIP Goldman Sachs Income Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Micron Technology 4.16% (LIBOR 1M + 1.75%) 4/26/22	24,250	$ 24,258
•Momentive Performance Materials 5.59% (LIBOR 3M + 3.25%) 4/16/24	40,000	39,775
•Sabre GLBL 4.40% (LIBOR 1M + 2.00%) 2/22/24	11,979	11,966
•Shearer's Foods 6.67% (LIBOR 1M + 4.25%) 6/30/21	23,503	23,454
•SS&C European Holdings Tranche B4 1st Lien 4.65% (LIBOR 1M + 2.25%) 4/16/25	9,776	9,751
•SS&C Technologies 4.65% (LIBOR 1M + 2.25%) 4/16/25	49,620	49,510
•SS&C Technologies Tranche B3 1st Lien 4.65% (LIBOR 1M + 2.25%) 4/16/25	14,255	14,218
•TransDigm Tranche G 1st Lien 4.83% (LIBOR 3M + 2.50%) 8/22/24	48,249	47,324
•^U.S. Renal Care 0.00% 6/13/26	50,000	49,176
•Ultimate Software Group 6.08% (LIBOR 3M + 3.75%) 5/4/26	25,000	25,081
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Valeant Pharmaceuticals International Tranche B 1st Lien 5.41% (LIBOR 1M + 3.00%) 6/2/25	19,179	$ 19,193
•Worldpay 3.89% (LIBOR 1W + 1.50%) 1/16/23	23,750	23,754
Total Loan Agreements (Cost $526,798)		528,677
U.S. TREASURY OBLIGATIONS–5.33%
U.S. Treasury Notes
1.13% 6/30/21	640,000	632,250
1.38% 9/30/20	270,000	268,302
2.38% 1/31/23	500,000	511,240
Total U.S. Treasury Obligations (Cost $1,394,579)		1,411,792

	Number of Shares
MONEY MARKET FUND–6.46%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	1,711,373	1,711,373
Total Money Market Fund (Cost $1,711,373)		1,711,373

TOTAL INVESTMENTS–100.39% (Cost $25,188,858)	26,588,380
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.39%)	(104,096)
NET ASSETS APPLICABLE TO 2,538,049 SHARES OUTSTANDING–100.00%	$26,484,284
NET ASSET VALUE PER SHARE–LVIP GOLDMAN SACHS INCOME BUILDER FUND STANDARD CLASS ($1,619,237 / 154,978 Shares)	$10.448
NET ASSET VALUE PER SHARE–LVIP GOLDMAN SACHS INCOME BUILDER FUND SERVICE CLASS ($24,865,047 / 2,383,071 Shares)	$10.434
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$25,052,211
Distributable earnings/(accumulated loss)	1,432,073
TOTAL NET ASSETS	$26,484,284

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
× Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
LVIP Goldman Sachs Income Builder Fund–10

LVIP Goldman Sachs Income Builder Fund
Statement of Net Assets (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.

★ Includes $21,420 cash collateral held at broker for futures contracts, $20,148 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $3,289 variation margin due from broker on futures contracts, $1,203,717 payable for securities purchased, $4,181 payable for fund share redeemed, $23,698 other accrued expenses payable and $20,023 due to manager and affiliates as of June 30, 2019.

The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(2)	U.S. Treasury 10 yr Notes	$ (255,938)	$ (255,949)	9/19/19	$ 11	$—
4	U.S. Treasury 2 yr Notes	860,719	859,416	9/30/19	1,303	—
9	U.S. Treasury 5 yr Notes	1,063,406	1,057,304	9/30/19	6,102	—
2	U.S. Treasury Long Bonds	311,187	303,734	9/19/19	7,453	—
3	U.S. Treasury Ultra Bonds	532,688	515,114	9/19/19	17,574	—
Total Futures Contracts					$32,443	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
CLO–Collateralized Loan Obligation
IT–Information Technology
LIBOR–London Interbank Offered Rate
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Goldman Sachs Income Builder Fund–11

LVIP Goldman Sachs Income Builder Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest	$ 297,557
Dividends	179,522
Foreign Taxes Withheld	(3,715)
473,364
EXPENSES:
Management fees	79,749
Distribution fees-Service Class	28,782
Professional fees	18,334
Accounting and administration expenses	16,223
Reports and statements to shareholders	5,953
Pricing fees	5,000
Shareholder servicing fees	3,558
Custodian fees	2,053
Consulting fees	872
Trustees’ fees and expenses	321
Other	2,682
163,527
Less:
Expenses reimbursed	(42,727)
Total operating expenses	120,800
NET INVESTMENT INCOME	352,564
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	53
Foreign currencies	7
Futures contracts	121,182
Net realized gain	121,242
Net change in unrealized appreciation (depreciation) of:
Investments	2,081,388
Foreign currencies	13
Futures contracts	11,879
Net change in unrealized appreciation (depreciation)	2,093,280
NET REALIZED AND UNREALIZED GAIN	2,214,522
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,567,086
See accompanying notes, which are an integral part of the financial statements.
LVIP Goldman Sachs Income Builder Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 352,564	$ 565,868
Net realized gain	121,242	50,219
Net change in unrealized appreciation (depreciation)	2,093,280	(1,627,381)
Net increase (decrease) in net assets resulting from operations	2,567,086	(1,011,294)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(40,780)
Service Class	—	(525,003)
	—	(565,783)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	34,284	594,678
Service Class	4,741,960	5,840,836
Reinvestment of dividends and distributions:
Standard Class	—	40,780
Service Class	—	525,003
	4,776,244	7,001,297
Cost of shares redeemed:
Standard Class	(3,533)	(93,803)
Service Class	(2,293,800)	(2,893,406)
	(2,297,333)	(2,987,209)
Increase in net assets derived from capital share transactions	2,478,911	4,014,088
NET INCREASE IN NET ASSETS	5,045,997	2,437,011
NET ASSETS:
Beginning of period	21,438,287	19,001,276
End of period	$26,484,284	$21,438,287
See accompanying notes, which are an integral part of the financial statements.
LVIP Goldman Sachs Income Builder Fund–12

LVIP Goldman Sachs Income Builder Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Goldman Sachs Income Builder Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended				5/1/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.390	$ 10.113	$ 9.626	$ 9.125	$ 9.824	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.154	0.295	0.307	0.332	0.371	0.237
Net realized and unrealized gain (loss)	0.904	(0.742)	0.454	0.486	(0.748)	(0.156)
Total from investment operations	1.058	(0.447)	0.761	0.818	(0.377)	0.081
Less dividends and distributions from:
Net investment income	—	(0.276)	(0.269)	(0.317)	(0.322)	(0.251)
Return of capital	—	—	(0.005)	—	—	(0.006)
Total dividends and distributions	—	(0.276)	(0.274)	(0.317)	(0.322)	(0.257)
Net asset value, end of period	$ 10.448	$ 9.390	$ 10.113	$ 9.626	$ 9.125	$ 9.824
Total return[4]	11.29%	(4.42%)	7.93%	8.94%	(3.85%)	0.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1,619	$ 1,427	$ 987	$ 900	$ 795	$ 826
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.10%	1.02%	1.12%	1.34%	1.29%	1.52%
Ratio of net investment income to average net assets	3.11%	2.96%	3.06%	3.52%	3.77%	3.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.76%	2.69%	2.69%	2.93%	3.23%	2.71%
Portfolio turnover	10%	33%	62%	81%	61%	21%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Goldman Sachs Income Builder Fund–13

LVIP Goldman Sachs Income Builder Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Goldman Sachs Income Builder Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended				5/1/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.388	$ 10.112	$ 9.626	$ 9.126	$ 9.824	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.142	0.270	0.282	0.308	0.346	0.220
Net realized and unrealized gain (loss)	0.904	(0.741)	0.453	0.485	(0.747)	(0.156)
Total from investment operations	1.046	(0.471)	0.735	0.793	(0.401)	0.064
Less dividends and distributions from:
Net investment income	—	(0.253)	(0.244)	(0.293)	(0.297)	(0.234)
Return of capital	—	—	(0.005)	—	—	(0.006)
Total dividends and distributions	—	(0.253)	(0.249)	(0.293)	(0.297)	(0.240)
Net asset value, end of period	$ 10.434	$ 9.388	$ 10.112	$ 9.626	$ 9.126	$ 9.824
Total return[4]	11.15%	(4.65%)	7.66%	8.67%	(4.09%)	0.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 24,865	$ 20,011	$18,014	$11,514	$ 9,416	$ 7,835
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.35%	1.27%	1.37%	1.59%	1.54%	1.77%
Ratio of net investment income to average net assets	2.86%	2.71%	2.81%	3.27%	3.52%	3.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.51%	2.44%	2.44%	2.68%	2.98%	2.46%
Portfolio turnover	10%	33%	62%	81%	61%	21%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Goldman Sachs Income Builder Fund–14

LVIP Goldman Sachs Income Builder Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Goldman Sachs Income Builder Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a balance of current income and capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.
 Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities,
LVIP Goldman Sachs Income Builder Fund–15

LVIP Goldman Sachs Income Builder Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.
The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2019, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.75% of the average daily net assets for the Standard Class and 1.00% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
LVIP Goldman Sachs Income Builder Fund–16

LVIP Goldman Sachs Income Builder Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Expiration Date
	2022	Total
LIAC	$ 25,964	$ 25,964
Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$702
Legal	145
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $504 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$20,148
Management fees payable to LIAC	13,992
Distribution fees payable to LFD	5,054
Printing and mailing fees payable to Lincoln Life	353
Shareholder servicing fees payable to Lincoln Life	624
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At June 30, 2019, Lincoln Life directly owned 40.22% of the Fund.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$5,409,841
Purchases of U.S. government securities	503,420
Sales other than U.S. government securities	2,110,824
LVIP Goldman Sachs Income Builder Fund–17

LVIP Goldman Sachs Income Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$25,188,858
Aggregate unrealized appreciation of investments and derivatives	$ 1,839,065
Aggregate unrealized depreciation of investments and derivatives	(407,100)
Net unrealized appreciation of investments and derivatives	$ 1,431,965
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$ 151,965	$ —	$—	$ 151,965
Banks	758,797	—	—	758,797
Biotechnology	48,305	—	—	48,305
Capital Markets	247,610	—	—	247,610
Chemicals	188,520	—	—	188,520
Commercial Services & Supplies	118,264	—	—	118,264
Communications Equipment	290,835	—	—	290,835
Diversified Telecommunication Services	195,499	—	—	195,499
Electric Utilities	104,643	—	—	104,643
Electronic Equipment, Instruments & Components	82,371	—	—	82,371
Energy Equipment & Services	68,234	—	—	68,234
Equity Real Estate Investment Trusts	555,140	—	—	555,140
Food Products	125,479	—	—	125,479
Health Care Equipment & Supplies	348,014	—	—	348,014
Health Care Providers & Services	29,915	—	—	29,915
Hotels, Restaurants & Leisure	227,472	—	—	227,472
Household Durables	77,807	—	—	77,807
Household Products	156,471	—	—	156,471
Industrial Conglomerates	187,510	—	—	187,510
LVIP Goldman Sachs Income Builder Fund–18

LVIP Goldman Sachs Income Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Insurance	$ 386,595	$ —	$—	$ 386,595
IT Services	71,277	—	—	71,277
Machinery	219,646	—	—	219,646
Media	260,951	—	—	260,951
Multi-Utilities	321,172	—	—	321,172
Oil, Gas & Consumable Fuels	831,226	—	—	831,226
Pharmaceuticals	617,529	—	—	617,529
Road & Rail	261,316	—	—	261,316
Semiconductors & Semiconductor Equipment	238,392	—	—	238,392
Software	526,597	—	—	526,597
Technology Hardware, Storage & Peripherals	114,794	—	—	114,794
Tobacco	116,718	—	—	116,718
Water Utilities	139,084	—	—	139,084
Developed Markets
Capital Markets	69,954	—	—	69,954
Chemicals	149,797	—	—	149,797
Construction & Engineering	158,290	—	—	158,290
Electric Utilities	158,985	—	—	158,985
Equity Real Estate Investment Trusts	56,707	86,017	—	142,724
Metals & Mining	149,803	—	—	149,803
Oil, Gas & Consumable Fuels	467,720	—	—	467,720
Personal Products	176,209	—	—	176,209
Pharmaceuticals	98,205	—	—	98,205
Wireless Telecommunication Services	119,732	—	—	119,732
Emerging Markets
Semiconductors & Semiconductor Equipment	60,831	—	—	60,831
Preferred Stocks	53,912	—	—	53,912
Agency Asset-Backed Security	—	16,534	—	16,534
Corporate Bonds	—	12,183,602	—	12,183,602
Non-Agency Asset-Backed Securities	—	862,092	—	862,092
Loan Agreements	—	528,677	—	528,677
U.S. Treasury Obligations	—	1,411,792	—	1,411,792
Money Market Fund	1,711,373	—	—	1,711,373
Total Investments	$11,499,666	$15,088,714	$—	$26,588,380
Derivatives:

Assets:
Futures Contracts	$32,443	$—	$—	$32,443
There were no Level 3 investments at the beginning or end of the period.
LVIP Goldman Sachs Income Builder Fund–19

LVIP Goldman Sachs Income Builder Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	3,345	59,448
Service Class	479,329	585,320
Shares reinvested:
Standard Class	—	4,363
Service Class	—	56,168
	482,674	705,299
Shares redeemed:
Standard Class	(352)	(9,396)
Service Class	(227,724)	(291,572)
	(228,076)	(300,968)
Net increase	254,598	404,331
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.   No foreign currency exchange contracts were outstanding at June 30, 2019.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities and to reduce transaction costs.
Options Contracts–During the six months ended June 30, 2019, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and
LVIP Goldman Sachs Income Builder Fund–20

LVIP Goldman Sachs Income Builder Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2019, the Fund used options contracts, including swaptions, to manage the Fund's exposure to changes in securities prices caused by interest rate or market conditions.
Fair values of derivative instruments as of June 30, 2019 were as follows:
LVIP Goldman Sachs Income Builder Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$32,443	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$121,182	$11,879
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$2,692,969	$471,819
6.  Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP Goldman Sachs Income Builder Fund–21

LVIP Goldman Sachs Income Builder Fund
Notes to Financial Statements (continued)
 6.  Credit and Market Risk (continued)
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
On March 5, 2019, the Board of Trustees of the Fund approved a plan of liquidation (the “Plan”) for the Fund, a series of the Trust, and submission of the Plan to the beneficial owners of the Fund, including contract owners of variable life insurance policies and variable annuity contracts who have selected the Fund for investment through those policies or contracts and therefore have a beneficial interest in shares of the Fund (“Beneficial Owners”). The liquidation of the Fund will occur only if the Plan is approved by Beneficial Owners. The Fund will be mailing Beneficial Owners a proxy statement with important information they should consider before voting on the plan. If approved, the liquidation of the Fund is expected to occur on or about October 18, 2019.
LVIP Goldman Sachs Income Builder Fund–22

LVIP Government Money Market Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Government Money Market Fund

LVIP Government Money Market Fund
The Fund filed its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first quarter of the fiscal year for 2019 on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Government Money Market Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee recoupments in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,009.90	0.48%	$2.39
Service Class Shares	1,000.00	1,008.60	0.73%	3.64
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.40	0.48%	$2.41
Service Class Shares	1,000.00	1,021.20	0.73%	3.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Government Money Market Fund–1

LVIP Government Money Market Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Agency Obligations	50.88%
U.S. Treasury Obligations	11.79%
Repurchase Agreements	41.60%
Money Market Fund	0.04%
Total Investments	104.31%
Liabilities Net of Receivables and Other Assets	(4.31%)
Total Net Assets	100.00%
LVIP Government Money Market Fund–2

LVIP Government Money Market Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–50.88%
Federal Farm Credit Banks
•2.34% (LIBOR01M minus 0.05%) 8/17/20	2,295,000	$ 2,295,000
•2.37% (LIBOR01M minus 0.04%) 9/11/20	3,035,000	3,034,892
•2.37% (LIBOR01M minus 0.05%) 2/07/20	7,725,000	7,724,952
•2.38% (LIBOR01M minus 0.01%) 6/18/20	935,000	934,982
•2.39% (LIBOR01M + 0.00%) 6/19/20	6,000,000	6,002,711
•2.40% (LIBOR01M + 0.00%) 6/26/20	3,130,000	3,129,911
•2.43% (LIBOR01M minus 0.03%) 12/14/20	3,545,000	3,544,789
•2.44% (LIBOR01M + 0.05%) 4/16/21	4,130,000	4,130,000
•2.46% (LIBOR03M minus 0.12%) 1/27/20	9,230,000	9,231,808
•2.53% (SOFR + 0.11%) 1/15/21	1,500,000	1,500,000
Federal Farm Credit Discount Notes
≠2.37% 3/10/20	5,990,000	5,893,599
≠2.39% 3/24/20	4,970,000	4,884,851
≠2.43% 2/21/20	3,060,000	3,013,059
≠2.45% 10/21/19	2,020,000	2,004,980
≠2.45% 10/31/19	2,695,000	2,673,172
≠2.45% 2/04/20	3,235,000	3,188,572
≠2.49% 7/25/19	2,610,000	2,605,772
≠2.49% 8/15/19	3,695,000	3,683,915
≠2.50% 1/17/20	5,315,000	5,243,543
≠2.55% 11/20/19	2,015,000	1,995,368
≠2.59% 7/23/19	2,155,000	2,151,708
≠2.61% 7/22/19	3,490,000	3,484,870
≠2.61% 7/23/19	4,500,000	4,493,070
≠2.66% 7/29/19	12,000,000	11,975,920
≠2.69% 7/29/19	5,770,000	5,758,332
≠2.71% 9/12/19	2,590,000	2,576,292
Federal Home Loan Bank Discount Notes
≠2.20% 9/27/19	745,000	741,066
≠2.26% 9/18/19	12,050,000	11,991,323
≠2.31% 9/11/19	8,015,000	7,978,628
≠2.38% 9/04/19	11,570,000	11,521,326
≠2.39% 8/28/19	10,575,000	10,535,047
≠2.40% 8/30/19	10,255,000	10,214,852
≠2.41% 8/21/19	15,185,000	15,134,081
≠2.43% 7/05/19	910,000	909,758
≠2.43% 8/14/19	6,915,000	6,894,902
≠2.43% 11/20/19	7,635,000	7,563,836
≠2.44% 7/05/19	4,645,000	4,643,765
≠2.44% 7/08/19	2,410,000	2,408,880
≠2.44% 7/10/19	7,055,000	7,050,785
≠2.44% 7/12/19	4,450,000	4,446,753
≠2.44% 7/16/19	3,450,000	3,446,564
≠2.44% 7/30/19	4,970,000	4,960,431
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
≠2.44% 11/13/19	3,600,000	$ 3,567,938
≠2.45% 7/19/19	1,755,000	1,752,895
≠2.45% 8/07/19	5,185,000	5,172,226
≠2.46% 7/24/19	1,225,000	1,223,111
≠2.46% 7/26/19	1,470,000	1,467,542
≠2.46% 8/05/19	5,950,000	5,936,059
≠2.46% 9/10/19	9,220,000	9,176,359
≠2.46% 10/09/19	1,930,000	1,917,171
≠2.46% 10/21/19	3,185,000	3,161,219
≠2.48% 9/27/19	8,420,000	8,370,232
≠2.48% 10/23/19	4,330,000	4,296,914
≠2.48% 10/30/19	3,085,000	3,059,969
≠2.50% 9/20/19	5,395,000	5,365,381
≠2.51% 9/20/19	6,885,000	6,847,139
≠2.51% 10/15/19	1,590,000	1,578,577
≠2.53% 10/11/19	1,745,000	1,732,862
≠2.53% 10/15/19	1,290,000	1,280,675
Federal Home Loan Banks
•2.26% (LIBOR03M minus 0.13%) 12/21/20	4,600,000	4,600,000
•2.27% (LIBOR03M minus 0.26%) 8/16/19	2,465,000	2,464,693
•2.28% (LIBOR03M minus 0.14%) 12/19/19	2,730,000	2,730,000
•2.29% (LIBOR01M minus 0.11%) 7/19/19	10,890,000	10,890,000
•2.32% (LIBOR01M minus 0.08%) 8/27/19	5,380,000	5,380,000
•2.33% (LIBOR01M minus 0.07%) 9/17/19	3,285,000	3,285,000
•2.33% (LIBOR01M minus 0.09%) 9/09/19	8,345,000	8,345,000
•2.34% (LIBOR01M minus 0.06%) 2/24/20	6,205,000	6,205,000
•2.35% (LIBOR01M minus 0.04%) 4/17/20	15,045,000	15,042,909
•2.36% (LIBOR01M minus 0.04%) 2/25/20	3,290,000	3,290,000
•2.37% (LIBOR01M minus 0.04%) 1/14/20	2,105,000	2,105,000
•2.40% (LIBOR01M minus 0.03%) 8/04/20	2,180,000	2,180,000
•2.43% (SOFR + 0.01%) 11/13/19	4,875,000	4,875,000
•2.43% (SOFR + 0.01%) 12/20/19	3,775,000	3,775,000
•2.43% (SOFR + 0.01%) 1/17/20	3,095,000	3,095,000
•2.44% (SOFR + 0.02%) 7/17/19	1,175,000	1,175,000
•2.44% (SOFR + 0.02%) 8/27/19	2,015,000	2,015,000
•2.45% (LIBOR03M minus 0.14%) 4/20/20	4,285,000	4,285,000
LVIP Government Money Market Fund–3

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•2.45% (SOFR + 0.03%) 12/06/19	1,545,000	$ 1,545,000
•2.46% (SOFR + 0.04%) 6/19/20	1,690,000	1,690,000
•2.47% (SOFR + 0.05%) 1/17/20	390,000	390,000
2.48% 7/15/19	3,000,000	3,000,000
2.49% 7/11/19	1,290,000	1,289,996
•2.50% (SOFR + 0.08%) 7/24/20	1,070,000	1,070,000
•2.53% (SOFR + 0.11%) 10/01/20	3,435,000	3,435,000
•2.54% (SOFR + 0.12%) 3/12/21	3,210,000	3,210,000
•Federal Home Loan Mortgage 2.31% (LIBOR01M minus 0.10%) 8/08/19	6,565,000	6,564,661
Total Agency Obligations (Cost $391,436,593)		391,436,593
U.S. TREASURY OBLIGATIONS–11.79%
U.S. Treasury Bills
≠2.18% 12/19/19	5,510,000	5,454,253
≠2.18% 12/19/19	5,510,000	5,454,226
≠2.29% 8/22/19	35,000,000	34,875,886
≠2.38% 10/31/19	565,000	560,558
≠2.45% 4/23/20	13,310,000	13,050,854
≠2.47% 2/27/20	3,035,000	2,986,644
≠2.52% 8/29/19	10,000,000	9,959,765
U.S. Treasury Floating Rate
•2.14% (USBMMY3M + 0.04%) 7/31/20	5,000,000	5,000,000
•2.14% (USBMMY3M + 0.05%) 10/31/20	12,000,000	11,983,295
•2.24% (USBMMY3M + 0.14%) 4/30/21	690,000	688,971
U.S. Treasury Note 1.38% 7/31/19	655,000	654,389
Total U.S. Treasury Obligations (Cost $90,668,841)		90,668,841
REPURCHASE AGREEMENTS–41.60%
Bank of Montreal 2.48%, dated 6/28/19, to be repurchased on 7/01/19, repurchase price $19,003,927 (collateralized by U.S. government obligations 0.00%-0.63% 5/21/20−2/15/46; market value $19,380,071).	19,000,000	19,000,000
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Bank of Nova Scotia 2.47%, dated 6/28/19, to be repurchased on 7/01/19, repurchase price $50,010,292 (collateralized by U.S. government obligations 0.38%-3.00% 4/15/20−2/15/47 market value $51,010,596).	50,000,000	$ 50,000,000
BNP Paribas 2.50%, dated 6/28/19, to be repurchased on 7/01/19, repurchase price $50,010,417 (collateralized by U.S. government and U.S. agency obligations 0.00%-6.50% 7/18/19-6/20/49; market value $51,217,606).	50,000,000	50,000,000
Citigroup Global Markets 2.49%, dated 6/28/19, to be repurchased on 7/01/19, repurchase price $37,007,678 (collateralized by U.S. government obligations 0.00% 7/16/19−7/25/19; market value $37,740,076).	37,000,000	37,000,000
Goldman Sachs & Co. 2.51%, dated 6/28/19, to be repurchased on 7/01/19, repurchase price $30,006,275 (collateralized by U.S. agency obligations 0.00%−8.00% 2/25/20−2/16/58; market value $32,402,838).	30,000,000	30,000,000
Mizuho Securities USA 2.51%, dated 6/28/19, to be repurchased on 7/01/19, repurchase price $50,010,485 (collateralized by U.S. agency obligations 2.50%−5.00% 2/01/34−6/01/49; market value $51,500,001).	50,000,000	50,000,000
Natixis
2.50%, dated 6/28/19, to be repurchased on 7/01/19, repurchase price $26,005,417 (collateralized by U.S. government obligations 2.00%−7.50% 5/31/20−5/15/47; market value $26,520,062).	26,000,000	26,000,000

LVIP Government Money Market Fund–4

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Natixis (continued)
2.52%, dated 6/28/19, to be repurchased on 7/01/19, repurchase price $8,001,680 (collateralized by U.S. government and U.S. agency obligations 0.00%−4.50% 4/15/20−3/01/49; market value $8,171,183).	8,000,000	$ 8,000,000
TD Securities USA 2.52%, dated 6/28/19, to be repurchased on 7/01/19, repurchase price $50,101,500 (collateralized by a U.S.agency obligations 3.50% 7/01/46; market value $51,500,000).	50,000,000	50,000,000
Total Repurchase Agreements (Cost $320,000,000)		320,000,000

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.04%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	362,525	$ 362,525
Total Money Market Fund (Cost $362,525)		362,525

TOTAL INVESTMENTS–104.31% (Cost $802,467,959)Δ	802,467,959
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.31%)	(33,189,434)
NET ASSETS APPLICABLE TO 76,927,684 SHARES OUTSTANDING–100.00%	$769,278,525
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND STANDARD CLASS ($511,740,552 / 51,173,606 Shares)	$10.000
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND SERVICE CLASS ($257,537,973 / 25,754,078 Shares)	$10.000
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$769,274,752
Distributable earnings/(accumulated loss)	3,773
TOTAL NET ASSETS	$769,278,525

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
≠ The rate shown is the effective yield at the time of purchase.
Δ Also the cost for federal income tax purposes.
★ Includes $39,258,485 payable for fund share redeemed, $96,478 other accrued expenses payable and $339,066 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
SOFR–Secured Overnight Financing Rate
LVIP Government Money Market Fund–5

LVIP Government Money Market Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–6

LVIP Government Money Market Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest	$9,171,326
EXPENSES:
Management fees	1,394,529
Distribution fees-Service Class	327,704
Shareholder servicing fees	107,960
Accounting and administration expenses	89,042
Reports and statements to shareholders	25,448
Professional fees	16,604
Trustees’ fees and expenses	10,396
Custodian fees	8,852
Pricing fees	2,559
Consulting fees	1,096
Other	28,272
2,012,462
Plus:
Recoupment of prior expenses reduced by the Advisor	111,683
Total operating expenses	2,124,145
NET INVESTMENT INCOME	7,047,181
NET REALIZED GAIN FROM INVESTMENTS	1,174
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,048,355
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 7,047,181	$ 8,884,149
Net realized gain	1,174	3,115
Net increase in net assets resulting from operations	7,048,355	8,887,264
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(4,781,239)	(6,157,804)
Service Class	(2,265,942)	(2,726,989)
	(7,047,181)	(8,884,793)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	381,488,359	827,126,468
Service Class	147,334,792	307,106,312
Reinvestment of dividends and distributions:
Standard Class	4,781,135	6,157,804
Service Class	2,265,925	2,726,989
	535,870,211	1,143,117,573
Cost of shares redeemed:
Standard Class	(367,761,815)	(834,730,821)
Service Class	(179,392,121)	(254,865,102)
	(547,153,936)	(1,089,595,923)
Increase (decrease) in net assets derived from capital share transactions	(11,283,725)	53,521,650
NET INCREASE (DECREASE) IN NET ASSETS	(11,282,551)	53,524,121
NET ASSETS:
Beginning of period	780,561,076	727,036,955
End of period	$ 769,278,525	$ 780,561,076
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–7

LVIP Government Money Market Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Income from investment operations:
Net investment income	0.098	0.138	0.041	0.003	0.002	0.003
Net realized and unrealized gain	0.001	—	—	—	—	—
Total from investment operations	0.099	0.138	0.041	0.003	0.002	0.003
Less dividends and distributions from:
Net investment income	(0.099)	(0.138)	(0.041)	(0.003)	(0.002)	(0.003)
Net realized gain	—	—	— [3]	—	—	—
Total dividends and distributions	(0.099)	(0.138)	(0.041)	(0.003)	(0.002)	(0.003)
Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Total return[4]	0.99%	1.39%	0.41%	0.03%	0.02%	0.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$511,741	$493,231	$494,673	$483,490	$434,793	$482,639
Ratio of expenses to average net assets[5]	0.48%	0.49%	0.52%	0.37%	0.17%	0.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.45%	0.46%	0.45%	0.44%	0.43%	0.41%
Ratio of net investment income to average net assets[5]	1.98%	1.38%	0.41%	0.04%	0.02%	0.03%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	2.01%	1.41%	0.48%	(0.03%)	(0.24%)	(0.26%)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Commencing April 1, 2016, BlackRock Advisors, LLC replaced Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, as the Fund’s Sub-adviser.
[3]	For the year ended December 31, 2017, net realized gain distributions of $14,061 were made by the Fund’s Standard Class, which calculated to a de minimis amount of $0.000 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped management fees during the six months ended June 30, 2019 and the years ended December 31, 2018 and December 31, 2017, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.03%, 0.03% and 0.07%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–8

LVIP Government Money Market Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Income (loss) from investment operations:
Net investment income	0.087	0.113	0.018	0.003	0.002	0.003
Net realized and unrealized gain (loss)	(0.001)	—	—	—	—	—
Total from investment operations	0.086	0.113	0.018	0.003	0.002	0.003
Less dividends and distributions from:
Net investment income	(0.086)	(0.113)	(0.018)	(0.003)	(0.002)	(0.003)
Net realized gain	—	—	— [3]	—	—	—
Total dividends and distributions	(0.086)	(0.113)	(0.018)	(0.003)	(0.002)	(0.003)
Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000
Total return[4]	0.86%	1.14%	0.18%	0.03%	0.02%	0.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$257,538	$287,330	$232,364	$250,965	$265,037	$283,668
Ratio of expenses to average net assets[5]	0.73%	0.74%	0.75%	0.38%	0.17%	0.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.70%	0.71%	0.70%	0.69%	0.68%	0.66%
Ratio of net investment income to average net assets[5]	1.73%	1.13%	0.18%	0.03%	0.02%	0.03%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	1.76%	1.16%	0.23%	(0.28%)	(0.49%)	(0.51%)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Commencing April 1, 2016, BlackRock Advisors, LLC replaced Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, as the Fund’s Sub-adviser.
[3]	For the year ended December 31, 2017, net realized gain distributions of $7,898 were made by the Fund’s Service Class, which calculated to a de minimis amount of $0.000 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The Fund recouped management fees during the six months ended June 30, 2019 and the years ended December 31, 2018 and December 31, 2017, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.03%, 0.03% and 0.07%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund–9

LVIP Government Money Market Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Government Money Market Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value “NAV”) and (ii) preserving the value of your initial investment (preservation of capital).
The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. As a government money market fund, the Fund is (i) permitted to use the amortized cost method of valuation to seek to maintain a $10.00 share price and (ii) is not subject to a liquidity fee and/or a redemption gate on Fund redemptions. The Fund’s Board of Trustees (the “Board”) has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders are provided with specific advance notice of the change.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Securities are valued at amortized cost, which approximates fair value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2019, and matured on the next business day.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Government Money Market Fund–10

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares dividends daily from net investment income and pays such dividends daily.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
BlackRock Advisors, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$21,298
Legal	4,388
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,118 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LIAC may waive or reimburse its management fee, and LFD may waive or reimburse any 12b-1 Fee, in order to maintain a positive net yield for the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice. Amounts waived or reimbursed may be recouped for a period of up to 36 months from the date of the waiver or reimbursement, provided that the amount of such recoupment may not exceed the amounts waived or reimbursed and may not cause any Class of the Fund to have a negative net yield. Recoupment is further limited to no more than 50% of the Fund’s excess return above a minimum yield of 0.10%. LIAC and its affiliated distributor have contractually agreed to limit the recoupment of previously waived management and 12b-1 fees to 0.03% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2020 and cannot be terminated before that date without the mutual agreement of the Board and the adviser. During the period ended June 30, 2019, LIAC recouped $111,683 in previously waived management fees. The following table summarizes the remaining amounts of waivers or reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	07/01/2019 - 12/31/2019	2020	Total
LFD	$ 339,619	$ 47,465	$ 387,084
LIAC	130,448	—	130,448
Total	$470,067	$47,465	$517,532
LVIP Government Money Market Fund–11

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$254,180
Distribution fees payable to LFD	54,506
Printing and mailing fees payable to Lincoln Life	12,088
Shareholder servicing fees payable to Lincoln Life	18,292
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Obligations	$ —	$391,436,593	$—	$391,436,593
U.S. Treasury Obligations	—	90,668,841	—	90,668,841
Repurchase Agreements	—	320,000,000	—	320,000,000
Money Market Fund	362,525	—	—	362,525
Total Investments	$362,525	$802,105,434	$—	$802,467,959
There were no Level 3 investments at the beginning or end of the period.
LVIP Government Money Market Fund–12

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	38,148,836	82,712,658
Service Class	14,733,480	30,710,633
Shares reinvested:
Standard Class	478,114	615,781
Service Class	226,592	272,697
	53,587,022	114,311,769
Shares redeemed:
Standard Class	(36,776,182)	(83,473,082)
Service Class	(17,939,212)	(25,486,510)
	(54,715,394)	(108,959,592)
Net increase (decrease)	(1,128,372)	5,352,177
5.  Credit and Market Risk
Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Government Money Market Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
(formerly LVIP Invesco Select Equity Managed Volatility Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Invesco Select Equity Income Managed Volatility Fund
(formerly LVIP Invesco Select Equity Managed Volatility Fund)

LVIP Invesco Select Equity Income Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco Select Equity Income Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,112.60	0.50%	$2.62
Service Class Shares	1,000.00	1,110.70	0.85%	4.45
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.20	0.50%	$2.51
Service Class Shares	1,000.00	1,020.60	0.85%	4.26

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Common Stock	80.06%
Aerospace & Defense	1.75%
Air Freight & Logistics	0.58%
Airlines	0.29%
Auto Components	0.08%
Automobiles	1.24%
Banks	7.73%
Beverages	2.15%
Biotechnology	0.92%
Building Products	0.54%
Capital Markets	2.57%
Chemicals	1.79%
Commercial Services & Supplies	0.22%
Communications Equipment	0.75%
Construction Materials	0.15%
Consumer Finance	0.80%
Containers & Packaging	0.89%
Distributors	0.07%
Diversified Financial Services	0.54%
Diversified Telecommunication Services	1.58%
Electric Utilities	4.46%
Electrical Equipment	0.78%
Electronic Equipment, Instruments & Components	0.23%
Energy Equipment & Services	1.04%
Entertainment	0.36%
Equity Real Estate Investment Trusts	1.80%
Food & Staples Retailing	1.05%
Food Products	4.18%
Health Care Equipment & Supplies	2.01%
Health Care Providers & Services	1.93%
Health Care Technology	0.15%
Hotels, Restaurants & Leisure	1.46%
Household Durables	0.20%
Household Products	1.73%
Industrial Conglomerates	0.63%
Insurance	3.61%
Interactive Media & Services	0.35%
Internet & Direct Marketing Retail	0.72%
IT Services	1.95%
Life Sciences Tools & Services	0.48%
Machinery	2.15%
Media	1.60%
Metals & Mining	0.24%
Mortgage Real Estate Investment Trusts (REITs)	0.07%
Multiline Retail	0.59%
Multi-Utilities	2.35%
Oil, Gas & Consumable Fuels	5.53%
Personal Products	0.57%
Security Type/Sector	Percentage of Net Assets
Pharmaceuticals	4.32%
Professional Services	0.22%
Real Estate Management & Development	0.08%
Road & Rail	0.71%
Semiconductors & Semiconductor Equipment	1.91%
Software	1.73%
Specialty Retail	1.24%
Technology Hardware, Storage & Peripherals	0.80%
Textiles, Apparel & Luxury Goods	0.76%
Tobacco	1.15%
Trading Companies & Distributors	0.14%
Water Utilities	0.07%
Wireless Telecommunication Services	0.07%
Convertible Preferred Stock	0.06%
Preferred Stock	0.00%
Agency Obligation	0.02%
Convertible Bonds	1.93%
Corporate Bonds	4.40%
Aerospace & Defense	0.02%
Agriculture	0.07%
Airlines	0.04%
Auto Manufacturers	0.09%
Banks	0.77%
Beverages	0.07%
Biotechnology	0.04%
Chemicals	0.02%
Commercial Services	0.02%
Computers	0.08%
Diversified Financial Services	0.16%
Electric	0.11%
Electronics	0.01%
Entertainment	0.07%
Environmental Control	0.01%
Food	0.13%
Forest Products & Paper	0.01%
Gas	0.01%
Health Care Products	0.04%
Health Care Services	0.02%
Home Builders	0.02%
Housewares	0.01%
Insurance	0.41%
Internet	0.03%
Machinery Diversified	0.06%
Media	0.28%
Metal Fabricate & Hardware	0.01%
Mining	0.01%
Oil & Gas	0.05%

LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Security Type/Sector Allocation (unaudited) (continued)
Security Type/Sector	Percentage of Net Assets
Packaging & Containers	0.02%
Pharmaceuticals	0.21%
Pipelines	0.32%
Private Equity	0.07%
Real Estate Investment Trusts	0.27%
Retail	0.15%
Semiconductors	0.10%
Software	0.11%
Telecommunications	0.30%
Transportation	0.14%
Trucking & Leasing	0.04%
U.S. Treasury Obligations	4.56%
Money Market Fund	8.88%
Short-Term Investments	0.03%
Total Investments	99.94%
Receivables and Other Assets Net of Liabilities	0.06%
Total Net Assets	100.00%

Top 10 Equity Holdings	Percentage of Net Assets
Citigroup	1.37%
Mondelez International Class A	1.24%
Johnson & Johnson	1.20%
Bank of America	1.11%
General Mills	0.97%
General Dynamics	0.96%
Hartford Financial Services Group	0.96%
Philip Morris International	0.92%
Entergy	0.92%
Coca-Cola	0.88%
Total	10.53%
LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–80.06%
Aerospace & Defense–1.75%
Arconic	15,583	$ 402,353
Boeing	981	357,094
General Dynamics	26,136	4,752,048
L3Harris Technologies	1,863	352,349
Lockheed Martin	1,028	373,719
Northrop Grumman	1,116	360,591
Raytheon	5,597	973,206
Textron	6,969	369,636
†TransDigm Group	748	361,882
United Technologies	2,559	333,182
		8,636,060
Air Freight & Logistics–0.58%
CH Robinson Worldwide	4,162	351,065
Expeditors International of Washington	4,591	348,273
FedEx	2,014	330,679
United Parcel Service Class B	17,596	1,817,139
		2,847,156
Airlines–0.29%
American Airlines Group	10,781	351,568
Delta Air Lines	6,235	353,836
Southwest Airlines	6,550	332,609
†United Continental Holdings	4,199	367,623
		1,405,636
Auto Components–0.08%
Aptiv	4,646	375,536
		375,536
Automobiles–1.24%
Ford Motor	33,254	340,188
General Motors	96,371	3,713,175
Harley-Davidson	47,081	1,686,912
†Tesla	1,622	362,452
		6,102,727
Banks–7.73%
Bank of America	188,320	5,461,280
BB&T	7,147	351,132
Citigroup	96,252	6,740,528
Citizens Financial Group	83,054	2,936,789
Comerica	12,324	895,215
Cullen/Frost Bankers	10,392	973,315
Fifth Third Bancorp	58,964	1,645,096
First Horizon National	2,172	32,428
First Republic Bank	3,423	334,256
Huntington Bancshares	25,884	357,717
JPMorgan Chase & Co.	37,664	4,210,835
KeyCorp	60,886	1,080,726
M&T Bank	20,132	3,423,849
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PNC Financial Services Group	25,971	$ 3,565,299
Regions Financial	23,763	355,019
SunTrust Banks	5,526	347,309
†SVB Financial Group	1,489	334,415
US Bancorp	6,636	347,726
Wells Fargo & Co.	51,511	2,437,501
Zions Bancorp	49,168	2,260,745
		38,091,180
Beverages–2.15%
Anheuser-Busch InBev	19,597	1,734,146
Brown-Forman Class B	6,564	363,842
Coca-Cola	85,355	4,346,276
Constellation Brands Class A	1,671	329,087
Heineken	25,234	2,812,390
Molson Coors Brewing Class B	5,833	326,648
†Monster Beverage	5,377	343,214
PepsiCo	2,623	343,954
		10,599,557
Biotechnology–0.92%
AbbVie	4,306	313,132
†Alexion Pharmaceuticals	2,615	342,513
Amgen	2,014	371,140
†Biogen	1,492	348,934
†BioMarin Pharmaceutical	3,857	330,352
†Celgene	15,070	1,393,071
Gilead Sciences	5,157	348,407
†Incyte	4,433	376,628
†Regeneron Pharmaceuticals	1,122	351,186
†Vertex Pharmaceuticals	2,028	371,894
		4,547,257
Building Products–0.54%
Johnson Controls International	64,791	2,676,516
		2,676,516
Capital Markets–2.57%
Ameriprise Financial	2,380	345,481
Bank of New York Mellon	7,426	327,858
BlackRock	775	363,707
Charles Schwab	7,919	318,265
CME Group	1,861	361,239
E*TRADE Financial	7,135	318,221
Federated Investors Class B	27,223	884,747
Franklin Resources	10,301	358,475
Goldman Sachs Group	11,496	2,352,082
Intercontinental Exchange	4,214	362,151
KKR & Co Class A	13,871	350,520
Moody's	1,840	359,370
Morgan Stanley	77,117	3,378,496
LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MSCI	1,522	$ 363,438
Northern Trust	3,663	329,670
S&P Global	1,607	366,059
State Street	14,880	834,173
T. Rowe Price Group	3,278	359,629
TD Ameritrade Holding	6,491	324,031
		12,657,612
Chemicals–1.79%
Air Products & Chemicals	1,630	368,983
BASF	7,854	571,372
Celanese Class A	3,366	362,855
†Corteva	38,424	1,136,198
†Dow	24,537	1,209,920
DuPont de Nemours	20,308	1,524,522
Eastman Chemical	4,804	373,895
Ecolab	1,885	372,174
Mosaic	15,008	375,650
Nutrien	17,116	915,563
Nutrien (New York Shares)	16,974	907,430
PPG Industries	3,061	357,249
Sherwin-Williams	798	365,716
		8,841,527
Commercial Services & Supplies–0.22%
Cintas	1,531	363,291
Republic Services	4,034	349,506
Waste Management	3,165	365,146
		1,077,943
Communications Equipment–0.75%
†Arista Networks	1,368	355,160
Cisco Systems	47,680	2,609,526
Juniper Networks	13,590	361,902
Motorola Solutions	2,367	394,650
		3,721,238
Construction Materials–0.15%
Martin Marietta Materials	1,573	361,963
Vulcan Materials	2,634	361,675
		723,638
Consumer Finance–0.80%
Ally Financial	11,635	360,569
American Express	20,590	2,541,630
Capital One Financial	3,779	342,906
Discover Financial Services	4,427	343,491
Synchrony Financial	9,803	339,870
		3,928,466
Containers & Packaging–0.89%
Avery Dennison	6,403	740,699
Ball	5,469	382,775
International Paper	40,934	1,773,261
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Sonoco Products	17,416	$ 1,137,962
WestRock	9,334	340,411
		4,375,108
Distributors–0.07%
Genuine Parts	3,488	361,287
		361,287
Diversified Financial Services–0.54%
AXA Equitable Holdings	42,028	878,385
†Berkshire Hathaway Class B	1,684	358,978
Voya Financial	25,753	1,424,141
		2,661,504
Diversified Telecommunication Services–1.58%
AT&T	121,668	4,077,095
BT Group	560,549	1,401,558
CenturyLink	32,313	380,001
Deutsche Telekom	93,081	1,612,594
Verizon Communications	5,890	336,496
		7,807,744
Electric Utilities–4.46%
American Electric Power	30,740	2,705,428
Avangrid	6,821	344,461
Duke Energy	32,468	2,864,976
Edison International	5,707	384,709
Entergy	43,837	4,512,143
Eversource Energy	4,653	352,511
Exelon	76,595	3,671,964
FirstEnergy	23,620	1,011,172
NextEra Energy	1,720	352,359
PPL	114,853	3,561,592
Southern	6,358	351,470
SSE	106,821	1,522,555
Xcel Energy	5,878	349,682
		21,985,022
Electrical Equipment–0.78%
ABB	79,676	1,597,357
AMETEK	3,984	361,906
Eaton	4,345	361,852
Emerson Electric	17,640	1,176,941
Rockwell Automation	2,135	349,777
		3,847,833
Electronic Equipment, Instruments & Components–0.23%
Amphenol Class A	3,735	358,336
Corning	11,440	380,151
†Keysight Technologies	4,181	375,496
		1,113,983
Energy Equipment & Services–1.04%
Baker Hughes	60,697	1,494,967

LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Halliburton	13,590	$ 309,037
National Oilwell Varco	14,288	317,622
Schlumberger	30,718	1,220,733
TechnipFMC	68,743	1,783,194
		5,125,553
Entertainment–0.36%
Activision Blizzard	7,376	348,147
†Electronic Arts	3,518	356,233
†Netflix	965	354,464
Viacom Class B	12,028	359,276
Walt Disney	2,534	353,848
		1,771,968
Equity Real Estate Investment Trusts–1.80%
Alexandria Real Estate Equities	2,339	330,010
American Tower	1,691	345,725
AvalonBay Communities	1,685	342,358
Boston Properties	2,561	330,369
Crown Castle International	2,690	350,642
Digital Realty Trust	2,900	341,591
Equinix	699	352,499
Equity Residential	4,466	339,059
Essex Property Trust	1,196	349,148
HCP	10,826	346,215
Host Hotels & Resorts	17,841	325,063
Prologis	4,467	357,807
Public Storage	1,487	354,159
Realty Income	4,939	340,643
†SBA Communications	1,630	366,489
Simon Property Group	1,961	313,289
Ventas	5,267	359,999
Vornado Realty Trust	5,108	327,423
Welltower	4,276	348,622
Weyerhaeuser	88,660	2,335,304
		8,856,414
Food & Staples Retailing–1.05%
Costco Wholesale	1,401	370,228
Kroger	14,128	306,719
Sysco	28,519	2,016,864
†U.S. Foods Holding	48,329	1,728,245
Walgreens Boots Alliance	6,546	357,870
Walmart	3,444	380,527
		5,160,453
Food Products–4.18%
Archer-Daniels-Midland	8,411	343,169
Campbell Soup	69,613	2,789,393
Conagra Brands	11,768	312,087
Danone	14,093	1,193,285
General Mills	91,320	4,796,126
Hershey	2,655	355,850
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Hormel Foods	8,600	$ 348,644
JM Smucker	2,697	310,668
Kellogg	6,001	321,474
Kraft Heinz	38,477	1,194,326
McCormick & Co Non-Voting Shares	2,207	342,107
Mondelez International Class A	113,334	6,108,703
Nestle	17,886	1,851,598
Tyson Foods Class A	4,149	334,990
		20,602,420
Health Care Equipment & Supplies–2.01%
Abbott Laboratories	4,505	378,871
†ABIOMED	1,313	342,023
†Alcon	12,574	776,440
†Align Technology	1,060	290,122
Baxter International	4,504	368,878
Becton Dickinson & Co.	1,521	383,307
†Boston Scientific	9,169	394,084
Danaher	2,611	373,164
Dentsply Sirona	6,288	366,968
†Edwards Lifesciences	1,977	365,231
†IDEXX Laboratories	1,371	377,477
†Intuitive Surgical	699	366,660
Medtronic	17,232	1,678,224
ResMed	3,034	370,239
Stryker	4,782	983,084
Zimmer Biomet Holdings	17,834	2,099,775
		9,914,547
Health Care Providers & Services–1.93%
AmerisourceBergen	4,402	375,315
Anthem	5,833	1,646,131
Cardinal Health	7,599	357,913
†Centene	6,107	320,251
†Cigna	2,210	348,186
CVS Health	39,133	2,132,357
HCA Healthcare	2,771	374,556
†Henry Schein	5,038	352,156
Humana	1,405	372,746
†Laboratory Corp of America Holdings	2,082	359,978
McKesson	16,218	2,179,537
Quest Diagnostics	3,519	358,269
UnitedHealth Group	1,417	345,762
		9,523,157
Health Care Technology–0.15%
Cerner	4,996	366,207
†Veeva Systems Class A	2,414	391,333
		757,540

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.46%
Carnival	55,301	$ 2,574,261
†Chipotle Mexican Grill	478	350,317
Darden Restaurants	5,304	645,656
Hilton Worldwide Holdings	3,682	359,879
Las Vegas Sands	5,674	335,277
Marriott International Class A	2,615	366,858
McDonald's	1,718	356,760
MGM Resorts International	13,217	377,610
Royal Caribbean Cruises	2,741	332,236
Starbucks	4,336	363,487
Wynn Resorts	2,817	349,280
Yum Brands	3,430	379,598
Yum China Holdings	8,260	381,612
		7,172,831
Household Durables–0.20%
DR Horton	7,683	331,368
Lennar Class A	6,441	312,131
†Mohawk Industries	2,468	363,956
		1,007,455
Household Products–1.73%
Church & Dwight	4,631	338,341
Clorox	2,327	356,287
Colgate-Palmolive	4,755	340,791
Kimberly-Clark	24,468	3,261,095
Procter & Gamble	38,746	4,248,499
		8,545,013
Industrial Conglomerates–0.63%
3M	2,024	350,840
General Electric	34,219	359,300
Honeywell International	2,014	351,624
Roper Technologies	954	349,412
Siemens	14,122	1,681,299
		3,092,475
Insurance–3.61%
Aflac	6,557	359,389
Allstate	3,578	363,847
American International Group	80,939	4,312,430
Hartford Financial Services Group	84,687	4,718,760
✱Lincoln National	5,346	344,550
Loews	6,608	361,259
†Markel	328	357,389
Marsh & McLennan	3,572	356,307
MetLife	7,230	359,114
Principal Financial Group	6,251	362,058
Progressive	4,403	351,932
Prudential Financial	3,463	349,763
Travelers	20,022	2,993,689
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Willis Towers Watson	11,526	$ 2,207,690
		17,798,177
Interactive Media & Services–0.35%
†Alphabet Class A	293	317,260
†Facebook Class A	1,846	356,278
†InterActiveCorp	1,456	316,724
†Snap Class A	30,235	432,360
†Twitter	9,125	318,463
		1,741,085
Internet & Direct Marketing Retail–0.72%
†Amazon.com	184	348,428
†Booking Holdings	192	359,944
eBay	52,413	2,070,314
Expedia Group	2,943	391,507
†MercadoLibre	596	364,615
		3,534,808
IT Services–1.95%
Accenture Class A	1,919	354,574
†Akamai Technologies	4,413	353,658
Automatic Data Processing	12,845	2,123,664
Cognizant Technology Solutions Class A	26,810	1,699,486
DXC Technology	6,075	335,036
Fidelity National Information Services	2,881	353,441
†Fiserv	3,920	357,347
†FleetCor Technologies	1,293	363,139
Global Payments	2,284	365,737
International Business Machines	2,548	351,369
Mastercard Class A	1,379	364,787
Paychex	3,966	326,362
†PayPal Holdings	3,033	347,157
†Square Class A	5,240	380,057
Total System Services	3,427	439,581
†VeriSign	1,753	366,658
Visa Class A	2,086	362,025
†Worldpay Class A	2,842	348,287
		9,592,365
Life Sciences Tools & Services–0.48%
Agilent Technologies	4,951	369,691
†Illumina	1,130	416,009
†IQVIA Holdings	2,597	417,857
†Mettler-Toledo International	478	401,520
Thermo Fisher Scientific	1,329	390,301
†Waters	1,644	353,855
		2,349,233
Machinery–2.15%
Caterpillar	2,833	386,109

LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Cummins	10,251	$ 1,756,406
Deere & Co.	2,539	420,738
Dover	3,623	363,025
Flowserve	57,914	3,051,489
Fortive	4,250	346,460
Illinois Tool Works	2,272	342,640
Ingersoll-Rand	16,523	2,092,968
PACCAR	4,942	354,144
Parker-Hannifin	2,088	354,981
Pentair	19,838	737,974
Stanley Black & Decker	2,538	367,020
		10,573,954
Media–1.60%
CBS Class B	27,919	1,393,158
†Charter Communications Class A	7,792	3,079,243
Comcast Class A	39,972	1,690,016
†Fox Class A	9,169	335,952
†Liberty Broadband Class C	3,365	350,700
†Liberty Media-Liberty SiriusXM Class C	8,920	338,782
Omnicom Group	4,304	352,713
Sirius XM Holdings	60,457	337,350
		7,877,914
Metals & Mining–0.24%
Freeport-McMoRan	32,997	383,095
Newmont Mining	11,235	432,211
Nucor	6,421	353,797
		1,169,103
Mortgage Real Estate Investment Trusts (REITs)–0.07%
Annaly Capital Management	36,558	333,775
		333,775
Multiline Retail–0.59%
Dollar General	2,893	391,018
†Dollar Tree	3,408	365,985
Target	25,095	2,173,478
		2,930,481
Multi-Utilities–2.35%
Ameren	4,581	344,079
CMS Energy	6,061	350,992
Consolidated Edison	32,548	2,853,809
Dominion Energy	47,052	3,638,060
DTE Energy	2,686	343,486
NiSource	12,095	348,336
Public Service Enterprise Group	5,663	333,098
Sempra Energy	22,007	3,024,642
WEC Energy Group	4,230	352,655
		11,589,157
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–5.53%
Anadarko Petroleum	4,713	$ 332,549
Apache	11,253	325,999
BP	303,754	2,116,181
Cabot Oil & Gas	13,076	300,225
Canadian Natural Resources	41,535	1,119,927
†Cheniere Energy	5,091	348,479
Chevron	17,169	2,136,510
Concho Resources	3,031	312,739
ConocoPhillips	37,320	2,276,520
†Continental Resources	8,254	347,411
Devon Energy	84,667	2,414,703
Diamondback Energy	3,082	335,846
EOG Resources	3,679	342,736
Exxon Mobil	4,508	345,448
Hess	5,209	331,136
Kinder Morgan	16,931	353,519
Marathon Oil	144,116	2,047,888
Marathon Petroleum	6,586	368,026
Noble Energy	14,348	321,395
Occidental Petroleum	21,173	1,064,579
ONEOK	5,019	345,357
Phillips 66	4,035	377,434
Pioneer Natural Resources	2,219	341,415
Royal Dutch Shell Class A	80,339	2,622,069
Royal Dutch Shell Class B	21,600	707,760
Suncor Energy	59,473	1,855,196
TOTAL	49,251	2,762,674
Valero Energy	4,088	349,974
Williams	12,443	348,902
		27,252,597
Personal Products–0.57%
Coty Class A	25,347	339,650
Estee Lauder Class A	2,042	373,910
L'Oreal	7,447	2,117,391
		2,830,951
Pharmaceuticals–4.32%
Allergan	2,476	414,557
Bayer	26,642	1,847,897
Bristol-Myers Squibb	77,150	3,498,752
†Elanco Animal Health	10,356	350,033
Eli Lilly & Co.	21,966	2,433,613
Johnson & Johnson	42,355	5,899,204
Merck & Co.	32,978	2,765,205
Novartis	22,004	2,008,784
Pfizer	8,252	357,477
Sanofi	15,424	1,332,978
Zoetis	3,407	386,660
		21,295,160
Professional Services–0.22%
†CoStar Group	662	366,788
Equifax	2,872	388,409

LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Verisk Analytics Class A	2,410	$ 352,969
		1,108,166
Real Estate Management & Development–0.08%
†CBRE Group Class A	7,235	371,155
		371,155
Road & Rail–0.71%
CSX	26,466	2,047,674
Kansas City Southern	2,805	341,705
†Lyft Class A	6,452	423,961
Norfolk Southern	1,682	335,273
Union Pacific	1,960	331,456
		3,480,069
Semiconductors & Semiconductor Equipment–1.91%
†Advanced Micro Devices	12,443	377,894
Analog Devices	3,450	389,401
Applied Materials	8,014	359,909
Broadcom	1,180	339,675
Intel	57,219	2,739,073
KLA-Tencor	3,151	372,448
Lam Research	1,763	331,162
Maxim Integrated Products	6,385	381,951
Microchip Technology	4,110	356,337
†Micron Technology	9,489	366,180
NVIDIA	2,187	359,171
QUALCOMM	24,926	1,896,121
Skyworks Solutions	4,859	375,455
Texas Instruments	3,204	367,691
Xilinx	3,267	385,245
		9,397,713
Software–1.73%
†Adobe Systems	1,223	360,357
†Autodesk	1,963	319,773
†Cadence Design Systems	4,983	352,846
Citrix Systems	3,572	350,556
Intuit	1,394	364,294
Microsoft	2,673	358,075
Oracle	60,110	3,424,467
†Palo Alto Networks	1,516	308,900
†Red Hat	1,844	346,229
†salesforce.com	2,214	335,930
†ServiceNow	1,254	344,311
†Splunk	2,507	315,255
Symantec	17,248	375,317
†Synopsys	2,818	362,648
VMware Class A	1,681	281,080
†Workday Class A	1,627	334,479
		8,534,517
Specialty Retail–1.24%
†AutoZone	348	382,616
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Best Buy	4,964	$ 346,140
†CarMax	4,480	388,998
Home Depot	1,807	375,802
Kingfisher	400,391	1,091,338
Lowe's	3,139	316,756
†O'Reilly Automotive	969	357,871
Ross Stores	3,520	348,902
TJX	41,008	2,168,503
†Ulta Beauty	999	346,543
		6,123,469
Technology Hardware, Storage & Peripherals–0.80%
Apple	9,908	1,960,991
†Dell Technologies Class C	4,928	250,342
Hewlett Packard Enterprise	23,405	349,905
HP	17,990	374,012
NetApp	4,952	305,538
Seagate Technology	7,567	356,557
Western Digital	7,668	364,614
		3,961,959
Textiles, Apparel & Luxury Goods–0.76%
†Capri Holdings	46,713	1,620,007
Columbia Sportswear	7,129	714,041
†Kontoor Brands	552	15,467
†Lululemon Athletica	1,978	356,455
NIKE Class B	4,046	339,662
Tapestry	11,117	352,742
VF	3,769	329,222
		3,727,596
Tobacco–1.15%
Altria Group	24,038	1,138,199
Philip Morris International	57,622	4,525,056
		5,663,255
Trading Companies & Distributors–0.14%
Fastenal	10,665	347,572
WW Grainger	1,304	349,772
		697,344
Water Utilities–0.07%
American Water Works	3,054	354,264
		354,264
Wireless Telecommunication Services–0.07%
†T-Mobile US	4,541	336,670
		336,670
Total Common Stock (Cost $378,311,012)		394,539,293

LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK–0.06%
AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	$ 294,477
Total Convertible Preferred Stock (Cost $294,815)		294,477
PREFERRED STOCK–0.00%
•Wells Fargo & Co. 5.85% (LIBOR03M + 3.09%)	1,089	28,597
Total Preferred Stock (Cost $28,728)		28,597

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage 6.75% 3/15/31	68,000	98,984
Total Agency Obligation (Cost $96,131)		98,984
CONVERTIBLE BONDS–1.93%
Biotechnology–0.09%
BioMarin Pharmaceutical 1.50%, excercise price $1.50 10/15/20	306,000	343,867
Medicines 2.75%, excercise price $2.75 7/15/23	121,000	121,627
		465,494
Commercial Services–0.02%
Euronet Worldwide 0.75%, excercise price $0.75 3/15/49	80,000	97,294
		97,294
Computers–0.05%
Western Digital 1.50%, excercise price $1.50 2/1/24	269,000	242,243
		242,243
Health Care Products–0.11%
Insulet 1.38%, excercise price $1.37 11/15/24	60,000	85,465
NuVasive 2.25%, excercise price $2.25 3/15/21	247,000	281,117
Wright Medical Group 2.25%, excercise price $2.25 11/15/21	127,000	188,436
		555,018
Internet–0.34%
Ctrip.com International 1.25%, excercise price $1.25 9/15/22	387,000	385,420
FireEye
1.00%, exercise price $1.00 6/1/35	221,000	215,475
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Internet (continued)
FireEye (continued)
1.63%, exercise price $1.62 6/1/35	224,000	$ 211,680
IAC Financeco 3 2.00%, excercise price $2.00 1/15/30	407,000	419,805
Liberty Expedia Holdings 1.00%, excercise price $1.00 6/30/47	199,000	199,155
YY 1.38%, excercise price $1.38 6/15/26	262,000	266,587
		1,698,122
Media–0.37%
DISH Network 3.38%, excercise price $3.37 8/15/26	626,000	610,152
Liberty Latin America 2.00%, excercise price $2.00 7/15/24	125,000	126,474
Liberty Media
1.38%, exercise price $1.38 10/15/23	780,000	877,458
2.25%, exercise price $2.25 9/30/46	194,836	105,101
Liberty Media Corp-Liberty Formula One 1.00%, excercise price $1.00 1/30/23	70,000	82,583
		1,801,768
Oil & Gas–0.02%
Chesapeake Energy 5.50%, excercise price $5.50 9/15/26	132,000	105,689
		105,689
Oil & Gas Services–0.04%
Oil States International 1.50%, excercise price $1.50 2/15/23	201,000	179,776
		179,776
Pharmaceuticals–0.31%
DexCom
0.75%, exercise price $0.75 5/15/22	329,000	525,822
0.75%, exercise price $0.75 12/1/23	378,000	444,302
Jazz Investments I 1.88%, excercise price $1.87 8/15/21	55,000	56,179
Neurocrine Biosciences 2.25%, excercise price $2.25 5/15/24	235,000	309,494

LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Pharmaceuticals (continued)
Pacira Pharmaceuticals 2.38%, excercise price $2.37 4/1/22	100,000	$ 102,636
Supernus Pharmaceuticals 0.63%, excercise price $0.63 4/1/23	96,000	94,162
		1,532,595
Semiconductors–0.25%
Cree 0.88%, excercise price $0.88 9/1/23	447,000	518,490
Microchip Technology 1.63%, excercise price $1.62 2/15/27	274,000	323,484
ON Semiconductor 1.00%, excercise price $1.00 12/1/20	219,000	269,588
Silicon Laboratories 1.38%, excercise price $1.38 3/1/22	78,000	97,228
		1,208,790
Software–0.16%
Nuance Communications 1.25%, excercise price $1.25 4/1/25	218,000	214,709
RealPage 1.50%, excercise price $1.50 11/15/22	87,000	130,657
Workday 0.25%, excercise price $0.25 10/1/22	301,000	452,268
		797,634
Telecommunications–0.10%
Finisar 0.50%, excercise price $0.50 12/15/36	141,000	137,817
GCI Liberty 1.75%, excercise price $1.75 9/30/46	300,000	352,180
		489,997
Unknown B2–0.07%
Wright Medical Group Incguar 1.63%, excercise price $1.63 6/15/23	325,000	358,109
		358,109
Total Convertible Bonds (Cost $9,212,539)		9,532,529
CORPORATE BONDS–4.40%
Aerospace & Defense–0.02%
BAE Systems Holdings 2.85% 12/15/20	26,000	26,110
General Dynamics 2.88% 5/11/20	53,000	53,271
United Technologies 4.45% 11/16/38	28,000	31,474
		110,855
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture–0.07%
Altria Group 5.80% 2/14/39	185,000	$ 208,234
Philip Morris International
3.60% 11/15/23	36,000	37,583
4.88% 11/15/43	108,000	122,647
		368,464
Airlines–0.04%
♦American Airlines Pass Through Trust 3.70% 4/1/28	30,077	31,140
♦Continental Airlines Pass Through Trust
4.15% 10/11/25	31,711	33,266
4.75% 7/12/22	11,878	12,202
♦United Airlines Pass Through Trust
3.50% 9/1/31	47,164	48,288
3.75% 3/3/28	38,469	40,039
♦Virgin Australia Pass Through Trust 5.00% 4/23/25	11,620	11,973
		176,908
Auto Manufacturers–0.09%
Ford Motor Credit 4.13% 8/4/25	200,000	200,544
General Motors 6.60% 4/1/36	186,000	206,209
General Motors Financial 5.25% 3/1/26	44,000	47,235
		453,988
Banks–0.77%
Australia & New Zealand Banking Group 2.70% 11/16/20	500,000	503,065
Bank of America 3.25% 10/21/27	275,000	281,991
Bank of Montreal 2.10% 12/12/19	234,000	233,754
Citigroup
•3.67% 7/24/28	49,000	51,178
4.75% 5/18/46	34,000	38,514
5.30% 5/6/44	22,000	26,213
6.68% 9/13/43	299,000	415,385
Citizens Financial Group 2.38% 7/28/21	40,000	39,983
Commonwealth Bank of Australia 2.25% 3/10/20	98,000	97,984
Goldman Sachs Group
4.25% 10/21/25	275,000	291,846
5.25% 7/27/21	36,000	38,063
•JPMorgan Chase & Co 5.64% (LIBOR03M + 3.32%) 10/1/19	58,000	57,887
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	37,079
•3.51% 1/23/29	327,000	340,237
•3.90% 1/23/49	102,000	107,094

LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
•4.26% 2/22/48	46,000	$ 50,768
4.50% 1/24/22	6,000	6,325
Morgan Stanley 4.00% 7/23/25	61,000	65,390
PNC Financial Services Group 3.45% 4/23/29	291,000	306,419
Toronto-Dominion Bank 2.65% 6/12/24	135,000	136,314
US Bancorp 3.10% 4/27/26	208,000	212,676
Wells Fargo & Co.
3.55% 9/29/25	59,000	61,687
4.10% 6/3/26	40,000	42,456
4.65% 11/4/44	333,000	371,132
		3,813,440
Beverages–0.07%
Anheuser-Busch Companies/ Anheuser-Busch InBev Worldwide 4.90% 2/1/46	101,000	112,629
Anheuser-Busch InBev Worldwide 4.70% 2/1/36	91,000	99,979
Heineken 3.50% 1/29/28	90,000	93,593
Molson Coors Brewing
1.45% 7/15/19	30,000	29,989
4.20% 7/15/46	34,000	32,514
		368,704
Biotechnology–0.04%
Gilead Sciences
2.55% 9/1/20	162,000	162,511
4.40% 12/1/21	44,000	46,045
		208,556
Chemicals–0.02%
Eastman Chemical 2.70% 1/15/20	22,000	21,996
LYB Finance 8.10% 3/15/27	67,000	85,109
Sherwin-Williams 4.50% 6/1/47	14,000	14,956
		122,061
Commercial Services–0.02%
ERAC USA Finance 2.35% 10/15/19	84,000	83,907
		83,907
Computers–0.08%
Apple
2.15% 2/9/22	254,000	255,097
3.35% 2/9/27	30,000	31,528
Dell International 5.45% 6/15/23	58,000	62,551
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
DXC Technology 4.45% 9/18/22	44,000	$ 46,441
		395,617
Diversified Financial Services–0.16%
Air Lease
3.00% 9/15/23	6,000	6,018
4.25% 9/15/24	38,000	40,209
Aircastle 4.40% 9/25/23	304,000	315,941
American Express 3.63% 12/5/24	30,000	31,522
Capital One Financial 3.20% 1/30/23	317,000	325,221
Synchrony Financial 3.95% 12/1/27	54,000	53,988
		772,899
Electric–0.11%
Electricite de France
4.60% 1/27/20	12,000	12,149
4.88% 1/22/44	84,000	93,091
Georgia Power 2.00% 3/30/20	273,000	271,995
NextEra Energy Capital Holdings 3.55% 5/1/27	50,000	52,243
Oglethorpe Power 4.55% 6/1/44	52,000	54,097
Ohio Power 5.38% 10/1/21	18,000	19,230
PPL Electric Utilities 6.25% 5/15/39	4,000	5,485
Sempra Energy 3.80% 2/1/38	54,000	52,313
		560,603
Electronics–0.01%
Avnet 4.63% 4/15/26	64,000	66,991
		66,991
Entertainment–0.07%
Live Nation Entertainment 2.50% 3/15/23	272,000	322,635
		322,635
Environmental Control–0.01%
Waste Management 3.90% 3/1/35	42,000	44,958
		44,958
Food–0.13%
General Mills 2.20% 10/21/19	76,000	75,906
Ingredion 6.63% 4/15/37	23,000	28,893
JM Smucker 2.50% 3/15/20	537,000	536,990
		641,789

LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.01%
International Paper 6.00% 11/15/41	22,000	$ 25,831
		25,831
Gas–0.01%
NiSource 4.38% 5/15/47	54,000	57,840
		57,840
Health Care Products–0.04%
Becton Dickinson and Co 4.88% 5/15/44	35,000	37,706
Becton Dickinson and Co. 2.68% 12/15/19	24,000	24,010
Medtronic
3.15% 3/15/22	96,000	98,732
4.38% 3/15/35	32,000	36,893
		197,341
Health Care Services–0.02%
Laboratory Corporation of America Holdings 4.70% 2/1/45	23,000	23,837
Laboratoryof America Holdings 3.20% 2/1/22	54,000	54,906
		78,743
Home Builders–0.02%
MDC Holdings 6.00% 1/15/43	94,000	88,360
		88,360
Housewares–0.01%
Tupperware Brands 4.75% 6/1/21	42,000	43,148
		43,148
Insurance–0.41%
Allstate 3.28% 12/15/26	28,000	29,286
American Financial Group 4.50% 6/15/47	46,000	46,753
American International Group
2.30% 7/16/19	34,000	33,997
4.38% 1/15/55	64,000	64,554
Athene Global Funding
2.75% 6/25/24	250,000	249,519
4.00% 1/25/22	110,000	113,842
Guardian Life Global Funding 2.90% 5/6/24	291,000	298,496
Jackson National Life Global Funding
2.10% 10/25/21	46,000	45,695
3.25% 1/30/24	42,000	43,290
Liberty Mutual Group 4.85% 8/1/44	88,000	96,744
Markel
5.00% 3/30/43	34,000	35,878
5.00% 5/20/49	273,000	296,827
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan 4.75% 3/15/39	32,000	$ 36,771
Nationwide Financial Services 5.30% 11/18/44	40,000	45,691
PartnerRe Finance 3.70% 7/2/29	300,000	305,721
Prudential Financial
3.91% 12/7/47	14,000	14,641
3.94% 12/7/49	45,000	47,288
Reinsurance Group of America 4.70% 9/15/23	34,000	36,823
Reliance Standard Life Global Funding II 3.05% 1/20/21	42,000	42,368
Travelers 4.60% 8/1/43	60,000	71,189
Willis North America 3.60% 5/15/24	22,000	22,739
WR Berkley 4.63% 3/15/22	38,000	40,208
		2,018,320
Internet–0.03%
Amazon.com 2.60% 12/5/19	150,000	150,192
		150,192
Machinery Diversified–0.06%
Deere & Co. 2.60% 6/8/22	314,000	317,848
		317,848
Media–0.28%
Charter Communications Operating 4.46% 7/23/22	321,000	337,417
Comcast
3.90% 3/1/38	74,000	78,045
4.15% 10/15/28	315,000	347,468
4.60% 10/15/38	36,000	41,292
6.45% 3/15/37	27,000	36,637
NBCUniversal Media
5.15% 4/30/20	14,000	14,321
5.95% 4/1/41	18,000	23,675
Sky 2.63% 9/16/19	500,000	500,077
		1,378,932
Metal Fabricate & Hardware–0.01%
Precision Castparts 2.50% 1/15/23	32,000	32,231
		32,231
Mining–0.01%
Rio Tinto Finance USA 7.13% 7/15/28	18,000	24,080
		24,080
Oil & Gas–0.05%
ConocoPhillips 4.15% 11/15/34	20,000	21,550
Husky Energy 3.95% 4/15/22	26,000	26,923

LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Energy 5.25% 11/15/43	74,000	$ 79,853
Occidental Petroleum 3.40% 4/15/26	32,000	32,628
Petroleos Mexicanos 4.88% 1/24/22	50,000	50,000
Suncor Energy 3.60% 12/1/24	30,000	31,321
		242,275
Packaging & Containers–0.02%
Packaging Corporation of America 4.50% 11/1/23	102,000	109,285
		109,285
Pharmaceuticals–0.21%
AbbVie 4.50% 5/14/35	64,000	66,128
Allergan Finance 4.85% 6/15/44	86,000	89,430
Bayer US Finance 2.38% 10/8/19	200,000	199,751
Bayer US Finance II 2.13% 7/15/19	26,000	25,994
Bristol-Myers Squibb 4.13% 6/15/39	108,000	116,682
Cigna 4.80% 8/15/38	28,000	30,232
CVS Health
3.38% 8/12/24	34,000	34,850
4.10% 3/25/25	122,000	128,759
♦CVS Pass Through Trust 6.04% 12/10/28	212,829	238,448
GlaxoSmithKline Capital 6.38% 5/15/38	6,000	8,433
Mead Johnson Nutrition 4.13% 11/15/25	4,000	4,332
Mylan 3.15% 6/15/21	38,000	38,021
Zoetis 4.70% 2/1/43	32,000	36,215
		1,017,275
Pipelines–0.32%
Energy Transfer Operating
4.20% 9/15/23	170,000	178,346
4.90% 3/15/35	32,000	32,245
Energy Transfer Operating LP 7.50% 10/15/20	488,000	517,786
Enterprise Products Operating
2.55% 10/15/19	33,000	32,992
4.25% 2/15/48	68,000	70,544
5.25% 1/31/20	14,000	14,219
6.45% 9/1/40	2,000	2,572
Kinder Morgan 5.30% 12/1/34	38,000	43,018
MPLX 4.50% 4/15/38	78,000	78,881
MPLX LP 4.50% 7/15/23	389,000	412,886
Plains All American Pipeline 3.65% 6/1/22	32,000	32,788
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Spectra Energy Partners 4.50% 3/15/45	48,000	$ 50,790
Sunoco Logistics Partners Operations 5.30% 4/1/44	58,000	59,765
Sunoco Logistics Partners Operations 5.50% 2/15/20	48,000	48,807
Texas Eastern Transmission 7.00% 7/15/32	16,000	20,956
		1,596,595
Private Equity–0.07%
Apollo Management Holdings 4.00% 5/30/24	270,000	280,722
Brookfield Asset Management 4.00% 1/15/25	40,000	41,714
Carlyle Holdings Finance 3.88% 2/1/23	8,000	8,257
KKR Group FinanceIII 5.13% 6/1/44	28,000	31,175
		361,868
Real Estate Investment Trusts–0.27%
Crown Castle International
3.80% 2/15/28	399,000	414,735
4.75% 5/15/47	4,000	4,318
EPR Properties 4.75% 12/15/26	154,000	163,078
HCP
2.63% 2/1/20	391,000	391,257
3.88% 8/15/24	44,000	46,160
4.20% 3/1/24	42,000	44,478
Hospitality Properties Trust
4.50% 6/15/23	24,000	24,869
5.00% 8/15/22	18,000	18,883
LifeStorage 3.50% 7/1/26	40,000	40,033
Office Properties Income Trust 4.00% 7/15/22	66,000	66,747
Regency Centers L.P. 4.65% 3/15/49	69,000	77,217
Ventas Realty 5.70% 9/30/43	19,000	22,727
		1,314,502
Retail–0.15%
Advance Auto Parts 4.50% 12/1/23	58,000	62,273
Alimentation Couche-Tard 4.50% 7/26/47	10,000	10,084
Dollar General 3.25% 4/15/23	32,000	32,892
Home Depot 2.00% 4/1/21	56,000	55,996
Lowe's 4.55% 4/5/49	103,000	110,753
QVC 5.45% 8/15/34	78,000	76,933
Starbucks 3.55% 8/15/29	300,000	314,391
Walgreens Boots Alliance
3.30% 11/18/21	54,000	55,107

LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Walgreens Boots Alliance (continued)
4.50% 11/18/34	40,000	$ 41,154
		759,583
Semiconductors–0.10%
Applied Materials 2.63% 10/1/20	336,000	337,907
Broadcom 3.63% 1/15/24	60,000	60,610
NXP 5.35% 3/1/26	64,000	70,954
Texas Instruments 2.63% 5/15/24	20,000	20,381
		489,852
Software–0.11%
Fiserv 3.80% 10/1/23	138,000	145,259
Microsoft 3.50% 2/12/35	36,000	38,471
Nuance Communications 1.00% 12/15/35	356,000	335,912
		519,642
Telecommunications–0.30%
AT&T
3.00% 6/30/22	46,000	46,823
3.40% 5/15/25	26,000	26,750
4.30% 2/15/30	30,000	32,138
4.50% 5/15/35	42,000	44,034
4.80% 6/15/44	309,000	326,661
5.15% 3/15/42	8,000	8,760
5.15% 11/15/46	12,000	13,289
5.35% 9/1/40	9,000	10,177
Orange 1.63% 11/3/19	132,000	131,596
Rogers Communications
4.30% 2/15/48	136,000	145,051
4.50% 3/15/43	52,000	56,195
Telefonica Emisiones 7.05% 6/20/36	32,000	41,949
Verizon Communications
4.13% 8/15/46	6,000	6,273
4.40% 11/1/34	28,000	31,088
4.81% 3/15/39	44,000	50,671
Viavi Solutions
1.00% 3/1/24	252,000	296,730
1.75% 6/1/23	183,000	212,427
		1,480,612
Transportation–0.14%
Burlington Northern Santa Fe 5.15% 9/1/43	315,000	391,945
CSX 5.50% 4/15/41	34,000	41,136
FedEx
4.90% 1/15/34	38,000	44,280
5.10% 1/15/44	82,000	90,346
Union Pacific
3.65% 2/15/24	9,000	9,456
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific (continued)
4.15% 1/15/45	39,000	$ 41,259
4.85% 6/15/44	51,000	58,787
United Parcel Service 3.40% 11/15/46	22,000	21,055
		698,264
Trucking & Leasing–0.04%
Aviation Capital Group
2.88% 1/20/22	100,000	100,747
4.88% 10/1/25	66,000	71,300
		172,047
Total Corporate Bonds (Cost $20,990,123)		21,687,041
U.S. TREASURY OBLIGATIONS–4.56%
U.S. Treasury Bonds
4.50% 2/15/36	1,288,200	1,699,921
4.50% 8/15/39	3,600	4,864
4.38% 5/15/40	7,200	9,589
3.00% 2/15/49	1,939,500	2,130,495
U.S. Treasury Notes
3.63% 2/15/20	4,100	4,139
2.63% 11/15/20	54,400	54,966
2.00% 5/31/24	4,240,400	4,290,672
2.38% 5/15/29	1,511,800	1,562,469
2.13% 5/31/26	1,380,200	1,403,410
2.13% 5/31/21	9,670,700	9,737,375
1.75% 6/15/22	1,555,500	1,557,839
Total U.S. Treasury Obligations (Cost $22,193,524)		22,455,739

	Number of Shares
MONEY MARKET FUND–8.88%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	43,738,192	43,738,192
Total Money Market Fund (Cost $43,738,192)		43,738,192

	Principal Amount°
SHORT-TERM INVESTMENTS–0.03%
U.S. TREASURY OBLIGATIONS–0.03%
U.S. Treasury Notes
3.38% 11/15/19	27,200	27,322
3.63% 8/15/19	138,400	138,631
		165,953
Total Short-Term Investments (Cost $165,891)		165,953

LVIP Invesco Select Equity Income Managed Volatility Fund–15

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.94% (Cost $475,030,955)	$492,540,805
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	278,304
NET ASSETS APPLICABLE TO 43,776,302 SHARES OUTSTANDING–100.00%	$492,819,109
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND STANDARD CLASS ($2,297,681 / 203,755 Shares)	$11.276
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND SERVICE CLASS ($490,521,428 / 43,572,547 Shares)	$11.258
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$466,657,867
Distributable earnings/(accumulated loss)	26,161,242
TOTAL NET ASSETS	$492,819,109

† Non-income producing.
✱ Considered an affiliated investment. See Note 2 in “Notes to Financial Statements.”
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★ Includes $711,293 cash collateral held at broker for futures contracts, $72,007 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $106,233 variation margin due from broker on futures contracts, $1,749,096 payable for securities purchased, $200,775 payable for fund share redeemed, $68,097 other accrued expenses payable, $401,627 due to manager and affiliates and $7,481 due to custodian as of June 30, 2019.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2019:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CHF	(869,278)	USD	873,165	7/5/19	$ —	$ (17,736)
BNYM	EUR	(814,542)	USD	914,682	7/5/19	—	(11,930)
BNYM	GBP	(1,635,398)	USD	2,071,423	7/5/19	—	(5,987)
CITI	EUR	(4,165,027)	USD	4,678,767	7/19/19	—	(64,981)
JPMC	EUR	(9,380)	USD	10,515	7/19/19	—	(168)
SSB	CAD	(1,161,344)	USD	862,757	7/5/19	—	(24,180)
SSB	CAD	66,066	USD	(50,047)	7/5/19	409	—
SSB	CHF	(1,186,952)	USD	1,193,834	7/5/19	1	(22,646)
SSB	CHF	27,964	USD	(28,794)	7/5/19	—	(135)
SSB	EUR	(84,002)	USD	95,070	7/5/19	—	(490)
SSB	EUR	25,031	USD	(28,307)	7/5/19	168	—
SSB	EUR	(1,805,845)	USD	2,024,054	7/19/19	—	(32,709)
SSB	GBP	(1,819,683)	USD	2,305,421	7/5/19	15	(6,097)
Total Foreign Currency Exchange Contracts						$593	$(187,059)
LVIP Invesco Select Equity Income Managed Volatility Fund–16

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
5	British Pound	$ 398,406	$ 398,053	9/16/19	$ 353	$—
4	Euro	572,325	568,662	9/16/19	3,663	—
4	Japanese Yen	466,550	464,162	9/16/19	2,388	—
					6,404	—
Equity Contracts:
64	E-mini S&P 500 Index	9,421,440	9,264,306	9/20/19	157,134	—
24	E-mini S&P MidCap 400 Index	4,680,000	4,570,518	9/20/19	109,482	—
18	Euro STOXX 50 Index	709,414	689,470	9/20/19	19,944	—
4	FTSE 100 Index	374,331	369,231	9/20/19	5,100	—
2	Nikkei 225 Index (OSE)	394,379	391,155	9/12/19	3,224	—
					294,884	—
Total Futures Contracts					$301,288	$—
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
BNYM–BNY Mellon
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
IT–Information Technology
JPMC–JPMorgan Chase
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–17

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 2,386,868
Dividends from affiliated investments	620
Interest	139,880
Foreign Taxes Withheld	(38,867)
2,488,501
EXPENSES:
Management fees	656,815
Distribution fees-Service Class	352,787
Accounting and administration expenses	52,653
Shareholder servicing fees	29,304
Reports and statements to shareholders	29,086
Professional fees	12,188
Trustees’ fees and expenses	2,068
Consulting fees	1,869
Custodian fees	975
Pricing fees	454
Interest expense	27
Other	4,111
1,142,337
Less:
Management fees waived	(146,779)
Expenses reimbursed	(132,720)
Total operating expenses	862,838
NET INVESTMENT INCOME	1,625,663
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	15,177,072
Sale of unaffiliated investments	1,215,120
Foreign currencies	5,793
Foreign currency exchange contracts	68,994
Futures contracts	(6,213,305)
Net realized gain	10,253,674
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(6,226,955)
Unaffiliated investments	20,076,254
Foreign currencies	(1,110)
Foreign currency exchange contracts	(186,466)
Futures contracts	154,030
Net change in unrealized appreciation (depreciation)	13,815,753
NET REALIZED AND UNREALIZED GAIN	24,069,427
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,695,090
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,625,663	$ 1,216,280
Net realized gain	10,253,674	5,474,358
Net change in unrealized appreciation (depreciation)	13,815,753	(20,324,204)
Net increase (decrease) in net assets resulting from operations	25,695,090	(13,633,566)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,706)
Service Class	—	(2,005,314)
	—	(2,007,020)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	56,602	6,612
Service Class	9,589,227	17,632,935
Net assets from merger:*
Standard Class	2,255,530	—
Service Class	336,677,820	—
Reinvestment of dividends and distributions:
Standard Class	—	1,706
Service Class	—	2,005,314
	348,579,179	19,646,567
Cost of shares redeemed:
Standard Class	(188,013)	(5,960)
Service Class	(13,100,617)	(19,995,527)
	(13,288,630)	(20,001,487)
Increase (decrease) in net assets derived from capital share transactions	335,290,549	(354,920)
NET INCREASE (DECREASE) IN NET ASSETS	360,985,639	(15,995,506)
NET ASSETS:
Beginning of period	131,833,470	147,828,976
End of period	$492,819,109	$131,833,470

*	See Note 5 in Notes to Financial Statements.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–18

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Invesco Select Equity Income Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[2,3] (unaudited)	Year Ended				1/2/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16 [4]	12/31/15
Net asset value, beginning of period	$ 10.135	$ 11.368	$ 9.794	$ 9.307	$ 10.376	$ 10.000
Income (loss) from investment operations:
Net investment income[5]	0.105	0.135	0.111	0.070	0.213	0.187
Net realized and unrealized gain (loss)	1.036	(1.171)	1.659	0.511	(1.104)	0.298
Total from investment operations	1.141	(1.036)	1.770	0.581	(0.891)	0.485
Less dividends and distributions from:
Net investment income	—	(0.197)	(0.196)	(0.094)	(0.178)	(0.109)
Total dividends and distributions	—	(0.197)	(0.196)	(0.094)	(0.178)	(0.109)
Net asset value, end of period	$ 11.276	$ 10.135	$ 11.368	$ 9.794	$ 9.307	$ 10.376
Total return[6]	11.26%	(9.12%)	18.08%	6.24%	(8.59%)	4.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,298	$ 90	$ 97	$ 88	$ 87	$ 90
Ratio of expenses to average net assets[7]	0.50%	0.14%	0.14%	0.10%	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.78%	0.75%	0.74%	0.75%	0.76%	0.84%
Ratio of net investment income to average net assets	1.96% [8]	1.19%	1.06%	0.75%	2.12%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.68% [8]	0.58%	0.46%	0.10%	1.36%	1.00%
Portfolio turnover	90%	12%	12%	84%	10%	10%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Effective February 11, 2019, Invesco Advisers, Inc. and Invesco Capital Management, LLC were added as sub-advisers to the Fund each responsible for the day-to-day management of a portion of the Fund's investment portfolio replacing Lincoln investment Advisors Corporation.
[3]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
[8]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–19

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Invesco Select Equity Income Managed Volatility Fund Service Class
	Six Months Ended6/30/19[2,3] (unaudited)	Year Ended				1/2/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16 [4]	12/31/15
Net asset value, beginning of period	$ 10.135	$ 11.365	$ 9.794	$ 9.310	$ 10.377	$ 10.000
Income (loss) from investment operations:
Net investment income[5]	0.086	0.095	0.074	0.037	0.177	0.155
Net realized and unrealized gain (loss)	1.037	(1.168)	1.656	0.509	(1.101)	0.294
Total from investment operations	1.123	(1.073)	1.730	0.546	(0.924)	0.449
Less dividends and distributions from:
Net investment income	—	(0.157)	(0.159)	(0.062)	(0.143)	(0.072)
Total dividends and distributions	—	(0.157)	(0.159)	(0.062)	(0.143)	(0.072)
Net asset value, end of period	$ 11.258	$ 10.135	$ 11.365	$ 9.794	$ 9.310	$ 10.377
Total return[6]	11.07%	(9.44%)	17.66%	5.86%	(8.91%)	4.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$490,521	$131,744	$147,732	$132,618	$119,309	$75,250
Ratio of expenses to average net assets[7]	0.85%	0.49%	0.49%	0.45%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.13%	1.10%	1.09%	1.10%	1.11%	1.19%
Ratio of net investment income to average net assets	1.61% [8]	0.84%	0.71%	0.40%	1.77%	1.49%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.33% [8]	0.23%	0.11%	(0.25%)	1.01%	0.65%
Portfolio turnover	90%	12%	12%	84%	10%	10%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Effective February 11, 2019, Invesco Advisers, Inc. and Invesco Capital Management, LLC were added as sub-advisers to the Fund each responsible for the day-to-day management of a portion of the Fund's investment portfolio replacing Lincoln investment Advisors Corporation.
[3]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[4]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[5]	The average shares outstanding method has been applied for per share information.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
[8]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–20

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Invesco Select Equity Income Managed Volatility Fund (formerly LVIP Invesco Select Equity Managed Volatility Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends,
LVIP Invesco Select Equity Income Managed Volatility Fund–21

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. Effective February 11, 2019, the waiver amount is 0.08% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to February 11, 2019, the waiver amount was 0.51% of the Fund’s average daily net assets.
Effective February 11, 2019, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.57% of the Fund’s average daily net assets for the Standard Class and 0.92% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least May 24, 2021, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to February 11, 2019, LIAC had contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceeded 0.14% of the Fund’s average daily net assets for the Standard Class and 0.49% for the Service Class. LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019, by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 87,432	$ 87,432
Effective February 11, 2019, Invesco Advisers, Inc. ("Invesco Advisers") and Invesco Capital Management, LLC ("Invesco Capital") were added as sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LIAC, not the Fund, pays Invesco Advisers and Invesco Captial a fee based on their managed portions of the Fund's average daily net assets. Prior to February 11, 2019, LIAC was responsible for the day-to-day management of portions of the Fund’s investment portfolio now allocated to Invesco Advisers and Invesco Capital.
SSGA Funds Management, Inc. ("SSGA") is responsible for the day-to-day management of the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the SSGA a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$4,117
Legal	847
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Invesco Select Equity Income Managed Volatility Fund–22

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,295 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$ 72,007
Management fees payable to LIAC	227,532
Distribution fees payable to LFD	139,036
Printing and mailing fees payable to Lincoln Life	23,483
Shareholder servicing fees payable to Lincoln Life	11,576
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
During the six months ended June 30, 2019, the Portfolio paid brokerage commissions to affiliated brokers/dealers:
Affiliate	Commission
Invesco Capital Markets, Inc	$6,138
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
Common Stock-0.07%@
§Lincoln National	$ —	$ 344,918	$ 13,599	$ (117)	$ 13,348	$344,550	5,346	$620	$—
INVESTMENT COMPANIES–0.00%@
Equity Fund-0.00%@
#Invesco V.I. Equally- Weighted S&P 500 Fund	86,349,273	826,156	96,112,315	15,177,189	(6,240,303)	—	—	—	—
Total	$86,349,273	$1,171,074	$96,125,914	$15,177,072	$(6,226,955)	$344,550		$620	$—

@	As a percentage of Net Assets as of June 30, 2019.
§	Issuer was not an investment of the Fund at December 31, 2018.
#	Series I shares.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$245,838,694
Purchases of U.S. government securities	41,372,325
Sales other than U.S. government securities	161,911,638
Sales of U.S. government securities	33,797,718
LVIP Invesco Select Equity Income Managed Volatility Fund–23

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$475,030,955
Aggregate unrealized appreciation of investments and derivatives	$ 20,912,996
Aggregate unrealized depreciation of investments and derivatives	(3,288,324)
Net unrealized appreciation of investments and derivatives	$ 17,624,672
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 8,283,711	$ 352,349	$—	$ 8,636,060
Air Freight & Logistics	2,847,156	—	—	2,847,156
Airlines	1,405,636	—	—	1,405,636
Auto Components	375,536	—	—	375,536
Automobiles	6,102,727	—	—	6,102,727
Banks	38,091,180	—	—	38,091,180
Beverages	6,053,021	4,546,536	—	10,599,557
Biotechnology	4,547,257	—	—	4,547,257
Building Products	2,676,516	—	—	2,676,516
Capital Markets	12,657,612	—	—	12,657,612
Chemicals	8,270,155	571,372	—	8,841,527
Commercial Services & Supplies	1,077,943	—	—	1,077,943
Communications Equipment	3,721,238	—	—	3,721,238
Construction Materials	723,638	—	—	723,638
Consumer Finance	3,928,466	—	—	3,928,466
Containers & Packaging	4,375,108	—	—	4,375,108
Distributors	361,287	—	—	361,287
Diversified Financial Services	2,661,504	—	—	2,661,504
Diversified Telecommunication Services	4,793,592	3,014,152	—	7,807,744
Electric Utilities	20,462,467	1,522,555	—	21,985,022
Electrical Equipment	2,250,476	1,597,357	—	3,847,833
Electronic Equipment, Instruments & Components	1,113,983	—	—	1,113,983
LVIP Invesco Select Equity Income Managed Volatility Fund–24

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Energy Equipment & Services	$ 5,125,553	$ —	$—	$ 5,125,553
Entertainment	1,771,968	—	—	1,771,968
Equity Real Estate Investment Trusts	8,856,414	—	—	8,856,414
Food & Staples Retailing	5,160,453	—	—	5,160,453
Food Products	17,557,537	3,044,883	—	20,602,420
Health Care Equipment & Supplies	9,914,547	—	—	9,914,547
Health Care Providers & Services	9,523,157	—	—	9,523,157
Health Care Technology	757,540	—	—	757,540
Hotels, Restaurants & Leisure	7,172,831	—	—	7,172,831
Household Durables	1,007,455	—	—	1,007,455
Household Products	8,545,013	—	—	8,545,013
Industrial Conglomerates	1,411,176	1,681,299	—	3,092,475
Insurance	17,798,177	—	—	17,798,177
Interactive Media & Services	1,741,085	—	—	1,741,085
Internet & Direct Marketing Retail	3,534,808	—	—	3,534,808
IT Services	9,592,365	—	—	9,592,365
Life Sciences Tools & Services	2,349,233	—	—	2,349,233
Machinery	10,573,954	—	—	10,573,954
Media	7,877,914	—	—	7,877,914
Metals & Mining	1,169,103	—	—	1,169,103
Mortgage Real Estate Investment Trusts (REITs)	333,775	—	—	333,775
Multiline Retail	2,930,481	—	—	2,930,481
Multi-Utilities	11,589,157	—	—	11,589,157
Oil, Gas & Consumable Fuels	19,043,913	8,208,684	—	27,252,597
Personal Products	713,560	2,117,391	—	2,830,951
Pharmaceuticals	16,105,501	5,189,659	—	21,295,160
Professional Services	1,108,166	—	—	1,108,166
Real Estate Management & Development	371,155	—	—	371,155
Road & Rail	3,480,069	—	—	3,480,069
Semiconductors & Semiconductor Equipment	9,397,713	—	—	9,397,713
Software	8,534,517	—	—	8,534,517
Specialty Retail	5,032,131	1,091,338	—	6,123,469
Technology Hardware, Storage & Peripherals	3,961,959	—	—	3,961,959
Textiles, Apparel & Luxury Goods	3,727,596	—	—	3,727,596
Tobacco	5,663,255	—	—	5,663,255
Trading Companies & Distributors	697,344	—	—	697,344
Water Utilities	354,264	—	—	354,264
Wireless Telecommunication Services	336,670	—	—	336,670
Convertible Preferred Stock	294,477	—	—	294,477
Preferred Stock	28,597	—	—	28,597
Agency Obligation	—	98,984	—	98,984
Convertible Bonds	—	9,532,529	—	9,532,529
Corporate Bonds	—	21,687,041	—	21,687,041
U.S. Treasury Obligations	—	22,455,739	—	22,455,739
Money Market Fund	43,738,192	—	—	43,738,192
Short-Term Investment	—	165,953	—	165,953
Total Investments	$405,662,984	$86,877,821	$—	$492,540,805
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 593	$—	$ 593
Futures Contracts	$301,288	$ —	$—	$ 301,288
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(187,059)	$—	$(187,059)
There were no Level 3 investments at the beginning or end of the period.
LVIP Invesco Select Equity Income Managed Volatility Fund–25

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	5,197	641
Service Class	884,587	1,554,186
Shares reinvested:
Standard Class	—	168
Service Class	—	197,670
Shares from merger:
Standard Class	206,645	—
Service Class	30,885,040	—
	31,981,469	1,752,665
Shares redeemed:
Standard Class	(16,932)	(518)
Service Class	(1,195,467)	(1,751,870)
	(1,212,399)	(1,752,388)
Net increase	30,769,070	277
5.  Fund Merger
As of the close of business on May 24, 2019, the Fund acquired all of the assets and liabilities of the LVIP Invesco Diversified Equity-Income Managed Volatility Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP Invesco Select Equity Income Managed Volatility Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund, by a non-taxable exchange, received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Aquiring Fund	Aquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	218,819	Standard Class	206,645	$ 2,255,530	0.944
Acquired Fund - Service Class	32,704,132	Service Class	30,885,040	336,677,820	0.944
The net assets of the Acquiring Fund before the acquisition were $141,133,827. The net assets of the Acquiring Fund immediately following the acquisition were $480,067,177.
If the acquisition had been completed on January 1, 2019, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the six months ended June 30, 2019, would have been as follows:
Net investment income (loss)	$ 1,206,812(a)
Net realized income (loss)	5,269,480 (b)
Net change in unrealized appreciation (depreciation)	13,815,753 (c)
Net increase in net assets resulting from operations	$ 20,292,045

(a)	$1,625,663, as reported in the Statement of Operations, plus $(418,851) Net investment income(loss) from Acquired Fund pre-merger.
(b)	$10,253,674, as reported in the Statement of Operations, plus $(4,984,194) Net realized income (loss) from Acquired Fund pre-merger.
(c)	$13,815,753, as reported in the Statement of Operations and there was no Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s statement of operations since May 27, 2019.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Invesco Select Equity Income Managed Volatility Fund–26

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2019, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denomintated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$ 593	Receivables and other assets net of liabilities	$(187,059)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	294,884	Receivables and other assets net of liabilities	—
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	6,404	Receivables and other assets net of liabilities	—
Total		$301,881		$(187,059)
LVIP Invesco Select Equity Income Managed Volatility Fund–27

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 68,994	$(186,466)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(6,203,895)	81,915
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(9,410)	72,115
Total		$(6,144,311)	$ (32,436)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$749,841	$6,816,065
Futures contracts (average notional value)	5,030,514	21,105,070
7. Market Risk
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP Invesco Select Equity Income Managed Volatility Fund–28

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Market Risk (continued)
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
10. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund–29

LVIP Invesco Select Equity Income Managed Volatility Fund
Other Fund Information (unaudited)
On December 3-4, 2018, the Board of Trustees of the Trust (the “Board”) met to consider, among other things, the approval of the sub-advisory agreement between LIAC and Invesco Advisers, Inc. (“Invesco Advisers”) and the sub-advisory agreement between LIAC and Invesco Capital Management LLC (“Invesco Capital” and together with Invesco Advisers, the “Sub-Advisers”), with respect to the Fund (each, a “Sub-Advisory Agreement” and together, the “Sub-Advisory Agreements”). The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC and the Sub-Advisers prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of investment sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC and the Sub-Advisers provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including previous presentations by representatives of the Sub-Advisers and the Sub-Advisers’ responses to LIAC’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreements. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board of Trustees.
The Board considered that the Fund would continue to be managed with an actively-managed risk-management overlay using up to 20% of the Fund’s net assets (the “Risk-Management Sleeve”). The Board further considered LIAC’s proposal to change the structure of the Fund with regard to the investment of the remainder of the Fund’s net assets (the “Equity Sleeve”) from a fund of funds structure, where the Equity Sleeve is invested in underlying funds, to a sub-advised structure, where the Sub-Advisers would manage the investments of the Equity Sleeve. The Board also considered the proposed changes to the Fund’s investment strategy to include exposure to Invesco Advisers’ Equity and Income and Diversified Dividend strategies and Invesco Capital’s Equal Weighted Large-Cap Strategy and to remove exposure to Invesco Advisers’ Comstock strategy.
The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreements, the Board had received sufficient information to approve the Sub-Advisory Agreements. In considering the approval of the Sub-Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Approval of Subadvisory Agreements
Nature, Extent and Quality of Services and Performance. In considering the approval of the proposed Sub-Advisory Agreements between LIAC and each of Invesco Advisers and Invesco Capital with respect to the Fund, the Board considered the nature, extent and quality of services to be provided by each Sub-Adviser under the proposed Sub-Advisory Agreements. The Board reviewed the services to be provided by each Sub-Adviser, the investment professionals proposed to service the Fund and the reputation, resources and investment approach of the Sub-Advisers. The Board noted that Invesco Advisers and Invesco Capital manage the underlying funds in which the Fund invests and that Invesco Capital and Invesco Advisers were affiliated companies. The Board considered LIAC’s statement that the Fund has achieved sufficient scale in recent years, which has allowed LIAC to negotiate a sub-advisory fee directly with the Sub-Advisers. The Board concluded that the services to be provided by the Sub-Advisers were expected to be satisfactory.
Sub-Advisory Fee and Economies of Scale. The Board considered the proposed sub-advisory fee schedules, which contain breakpoints. The Board noted that the proposed sub-advisory fee schedules were negotiated between LIAC and the Sub-Advisers, each unaffiliated with LIAC, and that LIAC would compensate the Sub-Advisers from its fee and concluded the proposed sub-advisory fee schedules were reasonable.
Profitability and Fallout Benefits. The Board considered that the sub-advisory fee schedules were negotiated between LIAC and the Sub-Advisers, each unaffiliated with LIAC, and that LIAC would compensate the Sub-Advisers from its fees. The Board reviewed materials provided by the Sub-Advisers as to any additional benefits each of Invesco Advisers and Invesco Capital would receive and noted that the Sub-Advisers stated that client transactions may be used to generate commissions to pay for research
Conclusion. Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreements are fair and reasonable, and that approval of each Sub-Advisory Agreement is in the best interests of the Fund.
LVIP Invesco Select Equity Income Managed Volatility Fund–30

LVIP JPMorgan High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP JPMorgan High Yield Fund

LVIP JPMorgan High Yield Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan High Yield Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,097.40	0.68%	$3.54
Service Class Shares	1,000.00	1,096.10	0.93%	4.83
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.40	0.68%	$3.41
Service Class Shares	1,000.00	1,020.20	0.93%	4.66

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Convertible Bonds	0.17%
Corporate Bonds	88.21%
Advertising	0.39%
Aerospace & Defense	1.91%
Agriculture	0.06%
Airlines	0.32%
Apparel	0.12%
Auto Manufacturers	0.25%
Auto Parts & Equipment	1.66%
Banks	2.35%
Biotechnology	0.11%
Building Materials	1.50%
Chemicals	1.55%
Coal	0.10%
Commercial Services	4.57%
Computers	1.50%
Cosmetics & Personal Care	0.10%
Distribution/Wholesale	0.41%
Diversified Financial Services	3.44%
Electric	1.72%
Electrical Components & Equipment	0.10%
Electronics	0.63%
Energy-Alternate Sources	0.27%
Engineering & Construction	0.57%
Entertainment	3.08%
Environmental Control	0.13%
Food	3.96%
Forest Products & Paper	0.25%
Gas	0.23%
Hand Machine Tools	0.20%
Health Care Products	0.30%
Health Care Services	5.41%
Home Builders	0.63%
Home Furnishings	0.39%
Household Products Wares	0.54%
Insurance	0.58%
Internet	0.64%
Investment Company Security	0.46%
Iron & Steel	0.82%
Leisure Time	0.32%
Lodging	1.55%
Machinery Construction & Mining	0.34%
Machinery Diversified	0.34%
Media	10.72%
Mining	1.48%
Miscellaneous Manufacturing	0.16%
Security Type/Sector	Percentage of Net Assets
Office Business Equipment	0.37%
Oil & Gas	5.89%
Oil & Gas Services	0.35%
Packaging & Containers	1.65%
Pharmaceuticals	2.26%
Pipelines	3.59%
Real Estate	0.07%
Real Estate Investment Trusts	1.57%
Retail	2.18%
Semiconductors	0.59%
Software	2.19%
Telecommunications	9.33%
Toys Games Hobbies	0.59%
Transportation	0.44%
Trucking & Leasing	0.98%
Loan Agreements	6.92%
Common Stock	0.74%
Preferred Stocks	0.60%
Rights	0.02%
Warrants	0.10%
Money Market Fund	3.09%
Total Investments	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)*
A	0.55%
BBB	5.39%
BB	53.86%
B	32.12%
CCC	1.24%
Non-Rated	6.84%
Total	100.00%

*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Statement of Net Assets
June 30, 2019 (unaudited)
CONVERTIBLE BONDS–0.17%
Liberty Interactive
3.75% exercise price $3.75, maturity date 2/15/30	137,856	95,121
4.00% exercise price $4.00, maturity date 11/15/29	191,415	135,187
Whiting Petroleum 1.25% exercise price $1.25, maturity date 4/1/20	1,157,000	1,122,290
Total Convertible Bonds (Cost $1,350,680)		1,352,598

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–88.21%
Advertising–0.39%
Lamar Media 5.75% 2/1/26	680,000	$ 717,400
Outfront Media Capital
5.00% 8/15/27	540,000	554,148
5.25% 2/15/22	765,000	778,120
5.63% 2/15/24	500,000	516,250
5.88% 3/15/25	500,000	518,750
		3,084,668
Aerospace & Defense–1.91%
Arconic
5.13% 10/1/24	1,765,000	1,865,226
5.87% 2/23/22	1,276,000	1,359,712
5.90% 2/1/27	376,000	409,727
Bombardier
6.00% 10/15/22	1,997,000	2,015,552
6.13% 1/15/23	1,956,000	1,987,785
7.50% 12/1/24	1,457,000	1,489,782
7.50% 3/15/25	1,643,000	1,653,762
7.88% 4/15/27	1,719,000	1,725,446
TransDigm 6.25% 3/15/26	2,499,000	2,636,445
		15,143,437
Agriculture–0.06%
Darling Ingredients 5.25% 4/15/27	454,000	475,565
		475,565
Airlines–0.32%
American Airlines Group 5.00% 6/1/22	615,000	634,403
United Continental Holdings
4.88% 1/15/25	772,000	793,230
5.00% 2/1/24	1,056,000	1,098,240
		2,525,873
Apparel–0.12%
Hanesbrands 4.88% 5/15/26	400,000	416,956
Levi Strauss & Co. 5.00% 5/1/25	25,000	26,000
William Carter 5.63% 3/15/27	505,000	530,881
		973,837
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.25%
=General Motors Escrow 7.40% 9/1/49	325,000	$ 0
Jaguar Land Rover Automotive 4.50% 10/1/27	1,400,000	1,162,000
JB Poindexter & Co. 7.13% 4/15/26	765,000	784,125
=Motors Liquidation 8.80% 3/1/49	425,000	0
		1,946,125
Auto Parts & Equipment–1.66%
Allison Transmission 4.75% 10/1/27	1,579,000	1,575,053
American Axle & Manufacturing
6.25% 4/1/25	4,138,000	4,132,827
6.25% 3/15/26	1,327,000	1,317,048
6.50% 4/1/27	2,199,000	2,201,749
6.63% 10/15/22	62,000	63,240
Goodyear Tire & Rubber
4.88% 3/15/27	1,826,000	1,741,547
5.00% 5/31/26	1,263,000	1,248,791
5.13% 11/15/23	885,000	899,381
		13,179,636
Banks–2.35%
μBank of America
6.10% 3/17/25	1,396,000	1,508,678
6.25% 9/5/24	845,000	921,206
Barclays
4.38% 9/11/24	241,000	247,211
4.84% 5/9/28	472,000	483,176
μ5.09% 6/20/30	557,000	570,338
5.20% 5/12/26	1,097,000	1,152,687
μ7.75% 9/15/23	527,000	540,552
μ8.00% 6/15/24	996,000	1,045,267
Barclays Bank 7.63% 11/21/22	1,290,000	1,409,448
CIT Group
4.75% 2/16/24	1,081,000	1,149,838
5.25% 3/7/25	1,366,000	1,500,892
6.13% 3/9/28	738,000	841,320
μCitigroup
5.95% 5/15/25	370,000	386,966
6.25% 8/15/26	1,070,000	1,176,085
μCredit Agricole 8.13% 12/23/25	894,000	1,036,586
Royal Bank of Scotland Group
5.13% 5/28/24	1,110,000	1,178,811
6.13% 12/15/22	1,070,000	1,155,158
μ7.50% 8/10/20	398,000	408,945
μ8.63% 8/15/21	335,000	361,884
μSociete Generale 7.38% 9/13/21	1,465,000	1,543,817
		18,618,865
LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.11%
Advanz Pharma 8.00% 9/6/24	863,000	$ 839,268
		839,268
Building Materials–1.50%
Cemex SAB
5.70% 1/11/25	2,080,000	2,166,216
6.13% 5/5/25	1,691,000	1,773,436
7.75% 4/16/26	3,569,000	3,934,858
Standard Industries
4.75% 1/15/28	840,000	835,800
5.00% 2/15/27	445,000	451,675
6.00% 10/15/25	1,490,000	1,588,712
Summit Materials
5.13% 6/1/25	400,000	402,000
6.13% 7/15/23	725,000	737,688
		11,890,385
Chemicals–1.55%
Chemours 7.00% 5/15/25	1,503,000	1,574,392
CVR Partners 9.25% 6/15/23	5,381,000	5,647,090
NOVA Chemicals
4.88% 6/1/24	1,416,000	1,470,870
5.00% 5/1/25	793,000	831,659
Trinseo Materials Operating SCA 5.38% 9/1/25	1,760,000	1,702,800
Tronox 6.50% 4/15/26	436,000	433,820
Tronox Finance 5.75% 10/1/25	669,000	651,439
		12,312,070
Coal–0.10%
Peabody Energy
6.00% 3/31/22	519,000	533,273
6.38% 3/31/25	225,000	228,375
		761,648
Commercial Services–4.57%
ACE Cash Express 12.00% 12/15/22	1,298,000	1,161,710
Ahern Rentals 7.38% 5/15/23	1,770,000	1,579,725
Allied Universal Holdco
6.63% 7/15/26	284,000	288,970
9.75% 7/15/27	288,000	287,640
AMN Healthcare 5.13% 10/1/24	356,000	364,071
Avis Budget Car Rental
5.25% 3/15/25	1,704,000	1,718,910
5.75% 7/15/27	797,000	804,970
6.38% 4/1/24	449,000	472,573
Brink's 4.63% 10/15/27	998,000	999,247
Garda World Security
7.25% 11/15/21	134,000	134,335
8.75% 5/15/25	5,830,000	5,786,275
Harsco 5.75% 7/31/27	354,000	369,526
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Herc Holdings 5.50% 7/15/27	994,000	$ 1,002,697
Hertz
5.50% 10/15/24	656,000	629,957
7.38% 1/15/21	165,000	165,289
7.63% 6/1/22	590,000	613,600
Nielsen Co. Luxembourg 5.00% 2/1/25	414,000	408,825
Nielsen Finance 5.00% 4/15/22	636,000	637,590
Prime Security Services Borrower
5.25% 4/15/24	947,000	965,940
5.75% 4/15/26	2,095,000	2,168,325
9.25% 5/15/23	1,281,000	1,347,708
Quad/Graphics 7.00% 5/1/22	490,000	498,438
Refinitiv US Holdings
6.25% 5/15/26	761,000	784,591
8.25% 11/15/26	758,000	781,498
Service Corp International
4.63% 12/15/27	75,000	76,875
5.13% 6/1/29	235,000	248,513
5.38% 5/15/24	815,000	840,469
8.00% 11/15/21	370,000	406,075
Sotheby's 4.88% 12/15/25	1,160,000	1,184,650
Team Health Holdings 6.38% 2/1/25	3,060,000	2,356,200
United Rentals North America
4.63% 10/15/25	1,030,000	1,049,312
4.88% 1/15/28	160,000	163,600
5.25% 1/15/30	2,310,000	2,379,300
5.50% 7/15/25	1,040,000	1,085,500
5.50% 5/15/27	390,000	411,450
5.88% 9/15/26	443,000	473,456
6.50% 12/15/26	1,425,000	1,546,125
		36,193,935
Computers–1.50%
Banff Merger Sub 9.75% 9/1/26	1,916,000	1,671,710
Booz Allen Hamilton 5.13% 5/1/25	741,000	755,820
Dell International / EMC
5.88% 6/15/21	565,000	574,576
7.13% 6/15/24	2,225,000	2,349,006
Diebold Nixdorf 8.50% 4/15/24	1,286,000	1,144,540
EMC 3.38% 6/1/23	954,000	949,858
Exela Intermediate 10.00% 7/15/23	2,800,000	2,289,000
Harland Clarke Holdings 8.38% 8/15/22	324,000	276,615
Western Digital 4.75% 2/15/26	1,922,000	1,890,383
		11,901,508

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care–0.10%
Revlon Consumer Products 6.25% 8/1/24	1,194,000	$ 823,860
		823,860
Distribution/Wholesale–0.41%
Global Partners
6.25% 7/15/22	792,000	803,880
7.00% 6/15/23	860,000	873,975
H&E Equipment Services 5.63% 9/1/25	735,000	758,704
Univar USA 6.75% 7/15/23	758,000	776,002
		3,212,561
Diversified Financial Services–3.44%
Alliance Data Systems 5.38% 8/1/22	1,458,000	1,482,421
Ally Financial
4.63% 3/30/25	1,051,000	1,112,746
5.13% 9/30/24	1,374,000	1,487,355
5.75% 11/20/25	1,065,000	1,182,044
8.00% 11/1/31	1,170,000	1,552,251
CNG Holdings 12.50% 6/15/24	2,480,000	2,393,200
Credit Acceptance 6.63% 3/15/26	775,000	816,656
Curo Group Holdings 8.25% 9/1/25	1,377,000	1,149,795
Ladder Capital Finance Holdings
5.25% 3/15/22	485,000	495,913
5.25% 10/1/25	548,000	550,740
LPL Holdings 5.75% 9/15/25	1,518,000	1,557,847
Nationstar Mortgage
6.50% 7/1/21	527,000	529,119
6.50% 6/1/22	173,000	171,594
Nationstar Mortgage Holdings
8.13% 7/15/23	809,000	827,203
9.13% 7/15/26	1,465,000	1,490,637
Quicken Loans
5.25% 1/15/28	1,843,000	1,840,696
5.75% 5/1/25	1,455,000	1,507,744
Springleaf Finance
5.63% 3/15/23	2,260,000	2,406,900
6.13% 5/15/22	740,000	797,350
6.13% 3/15/24	785,000	845,838
6.63% 1/15/28	410,000	431,525
6.88% 3/15/25	705,000	773,723
7.13% 3/15/26	1,232,000	1,352,120
7.75% 10/1/21	475,000	521,313
		27,276,730
Electric–1.72%
Calpine
5.25% 6/1/26	1,210,000	1,235,712
5.50% 2/1/24	675,000	670,781
5.75% 1/15/25	1,025,000	1,021,156
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Calpine (continued)
5.88% 1/15/24	900,000	$ 922,500
Clearway Energy Operating
5.00% 9/15/26	682,000	672,929
5.75% 10/15/25	485,000	494,094
NextEra Energy Operating Partners
4.25% 7/15/24	850,000	856,923
4.25% 9/15/24	983,000	991,896
NRG Energy
5.25% 6/15/29	425,000	454,219
5.75% 1/15/28	596,000	641,445
6.63% 1/15/27	1,847,000	2,013,230
Talen Energy Supply 6.50% 6/1/25	933,000	786,053
Terraform Global Operating 6.13% 3/1/26	701,000	706,258
Texas Competitive Electric Holdings 11.50% 10/1/20	3,115,000	15,575
=Texas Competitive Electric Holdings Escrow 1.00% 10/1/20	6,255,000	3,128
=Texas Competitive Electric Holdings Escrow (Nonext) 1.00% 10/1/20	1,920,000	192
Vistra Energy 5.88% 6/1/23	2,126,000	2,181,807
		13,667,898
Electrical Components & Equipment–0.10%
WESCO Distribution 5.38% 6/15/24	733,000	754,990
		754,990
Electronics–0.63%
ADT Security
4.13% 6/15/23	3,027,000	3,032,449
4.88% 7/15/32	635,000	550,862
Sensata Technologies
4.88% 10/15/23	435,000	455,119
5.00% 10/1/25	391,000	409,573
5.63% 11/1/24	531,000	574,807
		5,022,810
Energy-Alternate Sources–0.27%
TerraForm Power Operating
4.25% 1/31/23	843,000	846,161
5.00% 1/31/28	941,000	948,058
φ6.63% 6/15/25	365,000	384,619
		2,178,838
Engineering & Construction–0.57%
AECOM 5.13% 3/15/27	1,981,000	2,070,145
MasTec 4.88% 3/15/23	1,873,000	1,905,777
Tutor Perini 6.88% 5/1/25	530,000	508,800
		4,484,722

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–3.08%
AMC Entertainment Holdings
5.75% 6/15/25	1,372,000	$ 1,276,029
5.88% 11/15/26	722,000	649,800
6.13% 5/15/27	921,000	824,295
Boyne USA 7.25% 5/1/25	1,482,000	1,611,675
CCM Merger 6.00% 3/15/22	684,000	702,810
Cedar Fair 5.25% 7/15/29	205,000	209,420
Cinemark USA 4.88% 6/1/23	674,000	684,110
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50% 2/15/23	2,365,000	2,512,812
Eldorado Resorts 7.00% 8/1/23	225,000	235,688
Enterprise Development Authority 12.00% 7/15/24	2,780,000	3,030,200
Gateway Casinos & Entertainment 8.25% 3/1/24	2,519,000	2,663,842
International Game Technology 6.50% 2/15/25	2,039,000	2,237,802
Scientific Games International
5.00% 10/15/25	2,620,000	2,652,750
8.25% 3/15/26	371,000	390,474
10.00% 12/1/22	1,145,000	1,205,113
Stars Group Holdings 7.00% 7/15/26	702,000	744,120
Twin River Worldwide Holdings 6.75% 6/1/27	1,123,000	1,173,535
WMG Acquisition
5.00% 8/1/23	255,000	261,056
5.50% 4/15/26	1,306,000	1,351,579
		24,417,110
Environmental Control–0.13%
Covanta Holding
5.88% 3/1/24	580,000	598,850
5.88% 7/1/25	391,000	408,106
		1,006,956
Food–3.96%
Albertsons/Safeway/New Albertsons
5.75% 3/15/25	1,880,000	1,904,064
6.63% 6/15/24	4,658,000	4,850,142
7.50% 3/15/26	1,361,000	1,459,673
B&G Foods 5.25% 4/1/25	2,724,000	2,761,455
Dean Foods 6.50% 3/15/23	793,000	430,203
Dole Food 7.25% 6/15/25	1,122,000	1,091,145
JBS USA Finance
5.75% 6/15/25	2,751,000	2,871,356
5.88% 7/15/24	2,236,000	2,305,875
6.50% 4/15/29	2,466,000	2,684,857
6.75% 2/15/28	797,000	868,730
New Albertsons
6.63% 6/1/28	569,000	503,565
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
New Albertsons (continued)
7.45% 8/1/29	1,504,000	$ 1,458,880
7.75% 6/15/26	672,000	665,280
8.00% 5/1/31	834,000	821,490
8.70% 5/1/30	211,000	213,110
Pilgrim's Pride
5.75% 3/15/25	2,237,000	2,276,147
5.88% 9/30/27	971,000	1,009,840
Post Holdings
5.00% 8/15/26	1,566,000	1,593,405
5.50% 3/1/25	717,000	742,991
5.50% 12/15/29	882,000	887,513
		31,399,721
Forest Products & Paper–0.25%
Clearwater Paper
4.50% 2/1/23	630,000	601,650
5.38% 2/1/25	1,468,000	1,339,550
		1,941,200
Gas–0.23%
AmeriGas Partners
5.50% 5/20/25	680,000	719,100
5.63% 5/20/24	291,000	311,370
5.75% 5/20/27	520,000	548,600
5.88% 8/20/26	220,000	234,300
		1,813,370
Hand Machine Tools–0.20%
Colfax
6.00% 2/15/24	1,270,000	1,347,788
6.38% 2/15/26	236,000	253,405
		1,601,193
Health Care Products–0.30%
Hill-Rom Holdings 5.75% 9/1/23	385,000	398,879
Hologic 4.38% 10/15/25	802,000	817,038
Teleflex
4.88% 6/1/26	148,000	154,290
5.25% 6/15/24	965,000	992,442
		2,362,649
Health Care Services–5.41%
Acadia Healthcare
5.13% 7/1/22	410,000	413,588
5.63% 2/15/23	705,000	719,981
6.50% 3/1/24	1,098,000	1,150,155
Catalent Pharma Solutions
4.88% 1/15/26	1,073,000	1,093,119
5.00% 7/15/27	142,000	144,840
Centene
4.75% 5/15/22	486,000	498,150
4.75% 1/15/25	1,191,000	1,232,340

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Centene (continued)
5.38% 6/1/26	416,000	$ 438,360
5.63% 2/15/21	343,000	349,860
6.13% 2/15/24	700,000	734,125
CHS / Community Health Systems
5.13% 8/1/21	1,472,000	1,444,400
6.25% 3/31/23	1,393,000	1,345,986
8.00% 3/15/26	398,000	383,951
8.63% 1/15/24	1,456,000	1,459,640
Community Health Systems 8.13% 6/30/24	2,089,000	1,571,973
DaVita
5.00% 5/1/25	1,125,000	1,114,875
5.75% 8/15/22	300,000	303,750
DaVita HealthCare Partners 5.13% 7/15/24	2,171,000	2,177,079
Encompass Health 5.75% 11/1/24	706,000	721,567
Envision Healthcare 8.75% 10/15/26	716,000	502,990
HCA
5.38% 2/1/25	3,421,000	3,701,094
5.63% 9/1/28	160,000	173,600
5.88% 5/1/23	2,789,000	3,039,675
5.88% 2/15/26	2,125,000	2,353,437
7.50% 2/15/22	1,065,000	1,176,825
HCA Healthcare 6.25% 2/15/21	470,000	493,500
MPH Acquisition Holdings 7.13% 6/1/24	2,780,000	2,620,706
@Polaris Intermediate PIK 8.50% 12/1/22	1,121,000	994,888
Tenet Healthcare
4.38% 10/1/21	1,285,000	1,312,306
4.50% 4/1/21	843,000	860,914
4.63% 7/15/24	1,370,000	1,392,263
4.75% 6/1/20	840,000	851,550
5.13% 5/1/25	2,351,000	2,368,632
6.00% 10/1/20	658,000	679,837
6.25% 2/1/27	1,265,000	1,310,856
8.13% 4/1/22	137,000	144,193
WellCare Health Plans 5.25% 4/1/25	1,545,000	1,616,456
		42,891,461
Home Builders–0.63%
Lennar
4.50% 4/30/24	630,000	663,862
4.75% 11/29/27	485,000	512,887
5.25% 6/1/26	411,000	439,256
5.88% 11/15/24	1,555,000	1,710,500
Mattamy Group 6.88% 12/15/23	780,000	816,075
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders (continued)
Toll Brothers Finance
4.35% 2/15/28	85,000	$ 85,213
4.88% 11/15/25	395,000	413,763
5.63% 1/15/24	290,000	312,838
		4,954,394
Home Furnishings–0.39%
Tempur Sealy International
5.50% 6/15/26	722,000	751,783
5.63% 10/15/23	2,260,000	2,333,450
		3,085,233
Household Products Wares–0.54%
ACCO Brands 5.25% 12/15/24	400,000	406,000
Kronos Acquisition Holdings 9.00% 8/15/23	761,000	673,485
Spectrum Brands
5.75% 7/15/25	1,718,000	1,793,162
6.13% 12/15/24	1,384,000	1,432,440
		4,305,087
Insurance–0.58%
CNO Financial Group 5.25% 5/30/25	1,049,000	1,133,576
Fidelity & Guaranty Life Holdings 5.50% 5/1/25	738,000	769,365
Liberty Mutual Group 7.80% 3/15/37	837,000	1,055,955
Radian Group
4.50% 10/1/24	1,109,000	1,141,482
4.88% 3/15/27	468,000	472,095
		4,572,473
Internet–0.64%
Getty Images 9.75% 3/1/27	197,000	203,403
Netflix
4.38% 11/15/26	425,000	435,752
4.88% 4/15/28	805,000	832,169
5.88% 11/15/28	648,000	719,034
Symantec 5.00% 4/15/25	1,247,000	1,279,258
Zayo Group 6.38% 5/15/25	900,000	921,330
Zayo Group / Zayo Capital 6.00% 4/1/23	701,000	720,277
		5,111,223
Investment Company Security–0.46%
Icahn Enterprises
5.88% 2/1/22	1,399,000	1,418,236
6.25% 2/1/22	682,000	699,902
6.25% 5/15/26	569,000	578,246
6.38% 12/15/25	605,000	619,097
6.75% 2/1/24	312,000	325,260
		3,640,741

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.82%
AK Steel
6.38% 10/15/25	780,000	$ 627,900
7.00% 3/15/27	1,081,000	875,610
Allegheny Technologies 5.95% 1/15/21	154,000	159,005
Big River Steel 7.25% 9/1/25	340,000	358,037
Cleveland-Cliffs
4.88% 1/15/24	540,000	549,450
5.75% 3/1/25	161,000	160,598
Commercial Metals
4.88% 5/15/23	537,000	543,713
5.38% 7/15/27	380,000	379,050
Steel Dynamics
4.13% 9/15/25	785,000	785,000
5.00% 12/15/26	220,000	229,900
5.13% 10/1/21	85,000	85,992
5.25% 4/15/23	135,000	137,531
5.50% 10/1/24	300,000	311,625
United States Steel
6.25% 3/15/26	1,146,000	1,024,237
6.88% 8/15/25	299,000	284,050
		6,511,698
Leisure Time–0.32%
Constellation Merger Sub 8.50% 9/15/25	1,147,000	1,069,578
Sabre GLBL 5.38% 4/15/23	760,000	780,900
VOC Escrow 5.00% 2/15/28	680,000	692,750
		2,543,228
Lodging–1.55%
Boyd Gaming
6.00% 8/15/26	796,000	839,780
6.38% 4/1/26	805,000	854,612
6.88% 5/15/23	496,000	513,980
Hilton Domestic Operating
4.88% 1/15/30	622,000	642,215
5.13% 5/1/26	375,000	392,344
Hilton Grand Vacations Borrower 6.13% 12/1/24	845,000	906,262
Hilton Worldwide Finance
4.63% 4/1/25	228,000	233,985
4.88% 4/1/27	144,000	149,357
Jack Ohio Finance
6.75% 11/15/21	1,105,000	1,137,818
10.25% 11/15/22	705,000	757,875
Marriott Ownership Resorts 6.50% 9/15/26	1,627,000	1,753,092
MGM Resorts International 5.75% 6/15/25	711,000	776,981
Station Casinos 5.00% 10/1/25	1,187,000	1,192,935
Wyndham Worldwide
5.40% 4/1/24	497,000	523,063
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Wyndham Worldwide (continued)
5.75% 4/1/27	293,000	$ 306,918
6.35% 10/1/25	359,000	392,656
Wynn Las Vegas 5.50% 3/1/25	893,000	924,523
		12,298,396
Machinery Construction & Mining–0.34%
Vertiv Group 9.25% 10/15/24	2,837,000	2,730,613
		2,730,613
Machinery Diversified–0.34%
ATS Automation Tooling Systems 6.50% 6/15/23	792,000	819,720
Stevens Holding 6.13% 10/1/26	645,000	682,894
Tennant 5.63% 5/1/25	1,135,000	1,177,562
		2,680,176
Media–10.72%
Altice Financing
6.63% 2/15/23	886,000	910,365
7.50% 5/15/26	1,950,000	1,964,820
Altice Luxembourg
7.63% 2/15/25	1,275,000	1,204,078
7.75% 5/15/22	291,000	296,456
10.50% 5/15/27	984,000	1,013,520
AMC Networks
4.75% 12/15/22	15,000	15,226
4.75% 8/1/25	578,000	585,948
5.00% 4/1/24	1,485,000	1,531,406
Cablevision Systems
5.88% 9/15/22	735,000	773,588
8.00% 4/15/20	1,838,000	1,902,937
CBS Radio 7.25% 11/1/24	730,000	772,888
CCO Holdings
5.00% 2/1/28	1,069,000	1,094,335
5.13% 2/15/23	847,000	862,500
5.13% 5/1/27	2,129,000	2,209,604
5.38% 5/1/25	300,000	310,875
5.38% 6/1/29	343,000	355,005
5.50% 5/1/26	1,125,000	1,180,181
5.75% 9/1/23	375,000	384,255
5.75% 1/15/24	225,000	230,597
5.75% 2/15/26	2,869,000	3,016,036
5.88% 4/1/24	5,305,000	5,556,987
Clear Channel Worldwide Holdings
6.50% 11/15/22	2,293,000	2,356,057
6.50% 11/15/22	1,632,000	1,670,760
9.25% 2/15/24	4,889,000	5,316,787
CSC Holdings
5.25% 6/1/24	1,070,000	1,114,138
5.38% 7/15/23	1,880,000	1,936,400
5.38% 2/1/28	800,000	833,000
5.50% 5/15/26	1,829,000	1,922,645

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CSC Holdings (continued)
5.50% 4/15/27	1,168,000	$ 1,229,320
6.50% 2/1/29	1,725,000	1,885,641
6.63% 10/15/25	1,795,000	1,925,137
6.75% 11/15/21	433,000	464,393
7.50% 4/1/28	895,000	987,006
7.75% 7/15/25	215,000	233,146
Cumulus Media New Holdings 6.75% 7/1/26	689,000	688,862
DISH DBS
5.00% 3/15/23	803,000	778,910
5.88% 7/15/22	605,000	616,344
5.88% 11/15/24	263,000	249,850
6.75% 6/1/21	4,032,000	4,238,640
Entercom Media 6.50% 5/1/27	594,000	619,245
Gray Television
5.13% 10/15/24	675,000	689,344
5.88% 7/15/26	718,000	746,720
7.00% 5/15/27	740,000	804,750
iHeartCommunications
6.38% 5/1/26	797,062	849,867
8.38% 5/1/27	2,145,299	2,257,970
‡9.00% 12/15/19	1,384,000	0
Liberty Interactive 8.25% 2/1/30	1,130,000	1,132,825
Nexstar Broadcasting
5.63% 8/1/24	840,000	872,306
6.13% 2/15/22	155,000	157,325
Nexstar Escrow 5.63% 7/15/27	602,000	617,803
Quebecor Media 5.75% 1/15/23	360,000	387,000
Sinclair Television Group
5.63% 8/1/24	910,000	932,750
5.88% 3/15/26	84,000	86,180
Sirius XM Radio
4.63% 5/15/23	1,100,000	1,116,500
4.63% 7/15/24	45,000	46,160
5.00% 8/1/27	956,000	976,219
5.38% 4/15/25	1,505,000	1,557,675
5.38% 7/15/26	600,000	624,000
5.50% 7/1/29	760,000	781,052
TEGNA
5.50% 9/15/24	340,000	350,200
6.38% 10/15/23	1,025,000	1,059,594
Unitymedia 6.13% 1/15/25	1,645,000	1,719,436
Univision Communications
5.13% 5/15/23	405,000	397,913
5.13% 2/15/25	554,000	529,763
UPC Holding 5.50% 1/15/28	160,000	161,200
UPCB Finance IV 5.38% 1/15/25	1,095,000	1,128,189
μViacom
5.88% 2/28/57	2,362,000	2,414,011
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
μViacom (continued)
6.25% 2/28/57	1,145,000	$ 1,186,815
Videotron
5.13% 4/15/27	313,000	327,476
5.38% 6/15/24	798,000	856,853
Virgin Media Secured Finance
5.25% 1/15/26	810,000	833,053
5.50% 8/15/26	1,340,000	1,391,925
5.50% 5/15/29	471,000	479,101
Ziggo 5.50% 1/15/27	1,750,000	1,788,868
Ziggo Bond 5.88% 1/15/25	520,000	528,018
		85,026,749
Mining–1.48%
Alcoa Nederland Holding B.V. 6.75% 9/30/24	797,000	845,816
Coeur Mining 5.88% 6/1/24	399,000	390,521
Constellium
5.75% 5/15/24	250,000	257,500
6.63% 3/1/25	909,000	947,632
FMG Resources August 2006
4.75% 5/15/22	552,000	572,369
5.13% 5/15/24	448,000	466,480
Freeport-McMoRan
3.55% 3/1/22	80,000	80,500
3.88% 3/15/23	2,495,000	2,501,237
4.55% 11/14/24	465,000	476,509
5.40% 11/14/34	150,000	144,375
Hecla Mining 6.88% 5/1/21	1,351,000	1,296,282
Hudbay Minerals
7.25% 1/15/23	575,000	594,406
7.63% 1/15/25	420,000	435,750
Kaiser Aluminum 5.88% 5/15/24	433,000	451,403
Northwest Acquisitions 7.13% 11/1/22	379,000	262,458
Novelis
5.88% 9/30/26	750,000	761,250
6.25% 8/15/24	1,175,000	1,234,878
		11,719,366
Miscellaneous Manufacturing–0.16%
Amsted Industries 5.63% 7/1/27	750,000	783,750
FXI Holdings 7.88% 11/1/24	477,000	445,995
		1,229,745
Office Business Equipment–0.37%
CDW
5.00% 9/1/23	259,000	264,827
5.50% 12/1/24	685,000	735,690
Pitney Bowes
4.63% 3/15/24	99,000	89,843
4.70% 4/1/23	721,000	683,147

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Office Business Equipment (continued)
Xerox 4.13% 3/15/23	1,148,000	$ 1,174,301
		2,947,808
Oil & Gas–5.89%
Aker BP
4.75% 6/15/24	765,000	790,398
5.88% 3/31/25	1,551,000	1,645,999
6.00% 7/1/22	152,000	156,940
Antero Resources
5.13% 12/1/22	679,000	654,386
5.63% 6/1/23	204,000	197,666
Athabasca Oil 9.88% 2/24/22	193,000	186,245
Brazos Valley Longhorn 6.88% 2/1/25	754,000	712,530
Bruin E&P Partners 8.88% 8/1/23	421,000	355,745
California Resources 8.00% 12/15/22	502,000	380,893
Callon Petroleum
6.13% 10/1/24	385,000	390,775
6.38% 7/1/26	228,000	231,420
Carrizo Oil & Gas 6.25% 4/15/23	1,430,000	1,387,100
Centennial Resource Production LLC 6.88% 4/1/27	229,000	232,435
Chesapeake Energy
7.00% 10/1/24	642,000	578,602
8.00% 1/15/25	358,000	333,835
8.00% 3/15/26	378,000	344,925
8.00% 6/15/27	1,423,000	1,261,134
CITGO Petroleum 6.25% 8/15/22	868,000	871,255
Denbury Resources 9.25% 3/31/22	252,000	237,510
Diamond Offshore Drilling 5.70% 10/15/39	486,000	328,050
Ensco
5.20% 3/15/25	24,000	17,760
5.75% 10/1/44	1,052,000	610,160
7.75% 2/1/26	138,000	103,500
EP Energy
7.75% 5/15/26	1,240,000	1,112,900
8.00% 11/29/24	982,000	677,580
8.00% 2/15/25	319,000	70,978
9.38% 5/1/24	1,117,000	262,495
Extraction Oil & Gas 7.38% 5/15/24	444,000	381,840
Gulfport Energy 6.38% 5/15/25	213,000	165,874
Hilcorp Energy I
5.00% 12/1/24	775,000	775,000
5.75% 10/1/25	150,000	151,125
6.25% 11/1/28	767,000	774,670
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Matador Resources 5.88% 9/15/26	568,000	$ 576,520
MEG Energy
6.38% 1/30/23	541,000	517,331
6.50% 1/15/25	490,000	494,287
Nabors Industries 5.75% 2/1/25	891,000	794,104
Noble Holding International
5.25% 3/15/42	448,000	240,800
6.20% 8/1/40	528,000	298,320
8.95% 4/1/45	167,000	110,220
@Northern Oil and Gas PIK 9.50% 5/15/23	1,497,360	1,553,511
Oasis Petroleum
6.25% 5/1/26	982,000	954,995
6.88% 3/15/22	188,000	188,000
PBF Holding
7.00% 11/15/23	402,000	419,089
7.25% 6/15/25	1,250,000	1,314,062
PDC Energy 6.13% 9/15/24	154,000	154,385
Precision Drilling
5.25% 11/15/24	115,000	106,950
7.13% 1/15/26	789,000	767,302
QEP Resources
5.25% 5/1/23	494,000	477,945
5.38% 10/1/22	428,000	417,835
5.63% 3/1/26	618,000	584,010
Shelf Drilling Holdings 8.25% 2/15/25	2,916,000	2,706,048
SM Energy
6.63% 1/15/27	616,000	572,880
6.75% 9/15/26	526,000	495,755
Southwestern Energy 6.20% 1/23/25	350,000	321,125
SRC Energy 6.25% 12/1/25	99,000	90,585
Sunoco
4.88% 1/15/23	621,000	635,749
5.50% 2/15/26	517,000	539,619
5.88% 3/15/28	194,000	201,518
6.00% 4/15/27	1,039,000	1,093,547
Transocean
6.80% 3/15/38	303,000	228,765
7.25% 11/1/25	514,000	488,943
7.50% 1/15/26	732,000	700,890
7.50% 4/15/31	1,082,000	925,110
9.00% 7/15/23	677,000	723,544
9.35% 12/15/41	1,194,000	1,086,540
Transocean Pontus 6.13% 8/1/25	1,494,045	1,546,337
Transocean Poseidon 6.88% 2/1/27	1,273,000	1,348,584
Tullow Oil 7.00% 3/1/25	1,929,000	1,965,169
@Ultra Resources 11.00% 7/12/24	3,291,000	1,283,490

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Unit 6.63% 5/15/21	1,241,000	$ 1,132,412
W&T Offshore 9.75% 11/1/23	1,579,000	1,519,787
Whiting Petroleum 6.63% 1/15/26	757,000	733,817
		46,691,605
Oil & Gas Services–0.35%
CSI Compressco 7.50% 4/1/25	876,000	863,955
Oceaneering International 6.00% 2/1/28	550,000	547,250
@Telford Offshore PIK 12.00% 2/12/24	543,475	274,455
Transocean Phoenix 2 7.75% 10/15/24	305,250	327,381
Transocean Proteus 6.25% 12/1/24	346,500	359,061
USA Compression Partners
6.88% 4/1/26	301,000	319,782
6.88% 9/1/27	111,000	117,117
		2,809,001
Packaging & Containers–1.65%
Ardagh Packaging Finance
6.00% 2/15/25	2,235,000	2,321,606
7.25% 5/15/24	1,975,000	2,088,562
Ball 5.00% 3/15/22	135,000	142,256
Berry Global 6.00% 10/15/22	500,000	511,250
Berry Global Escrow
4.88% 7/15/26	432,000	442,260
5.63% 7/15/27	547,000	570,247
BWAY Holding 5.50% 4/15/24	1,180,000	1,185,015
Crown Americas
4.25% 9/30/26	490,000	501,638
4.75% 2/1/26	310,000	319,300
Greif 6.50% 3/1/27	697,000	721,395
Intertape Polymer Group 7.00% 10/15/26	628,000	650,765
OI European Group 4.00% 3/15/23	450,000	453,375
Owens-Brockway Glass Container
5.00% 1/15/22	485,000	498,944
5.38% 1/15/25	199,000	208,204
5.88% 8/15/23	105,000	113,642
6.38% 8/15/25	460,000	503,700
Reynolds Group Issuer
5.75% 10/15/20	1,342,214	1,347,247
6.88% 2/15/21	150,744	151,309
Sealed Air 4.88% 12/1/22	360,000	378,900
		13,109,615
Pharmaceuticals–2.26%
Bausch Health
5.50% 11/1/25	2,256,000	2,360,340
5.75% 8/15/27	453,000	477,226
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bausch Health (continued)
5.88% 5/15/23	1,352,000	$ 1,372,780
6.13% 4/15/25	2,435,000	2,492,758
6.50% 3/15/22	521,000	540,538
7.00% 3/15/24	1,180,000	1,256,818
7.00% 1/15/28	715,000	742,706
7.25% 5/30/29	787,000	820,447
8.50% 1/31/27	679,000	748,272
9.00% 12/15/25	2,275,000	2,550,389
9.25% 4/1/26	1,156,000	1,296,223
Endo Finance
5.88% 10/15/24	580,000	553,900
6.00% 7/15/23	1,309,000	949,025
6.00% 2/1/25	960,000	648,000
Mallinckrodt International Finance
5.50% 4/15/25	640,000	432,000
5.63% 10/15/23	311,000	236,360
Par Pharmaceutical 7.50% 4/1/27	459,000	452,115
		17,929,897
Pipelines–3.59%
μBuckeye Partners 6.38% 1/22/78	1,000,000	725,000
Cheniere Corpus Christi Holdings
5.13% 6/30/27	460,000	500,825
5.88% 3/31/25	865,000	965,556
7.00% 6/30/24	630,000	726,138
Cheniere Energy Partners
5.25% 10/1/25	534,000	554,025
5.63% 10/1/26	553,000	584,797
CNX Midstream Partners 6.50% 3/15/26	313,000	298,915
Crestwood Midstream Partners
5.63% 5/1/27	315,000	315,000
5.75% 4/1/25	620,000	630,850
6.25% 4/1/23	494,000	506,350
DCP Midstream Operating
3.88% 3/15/23	1,082,000	1,092,820
4.75% 9/30/21	68,000	69,870
4.95% 4/1/22	270,000	280,800
5.38% 7/15/25	355,000	374,969
6.75% 9/15/37	735,000	793,800
Delek Logistics Partners 6.75% 5/15/25	1,717,000	1,708,415
EnLink Midstream Partners
4.15% 6/1/25	656,000	645,340
4.40% 4/1/24	522,000	529,820
4.85% 7/15/26	467,000	472,254
5.60% 4/1/44	223,000	205,718
μ6.00% 12/15/22	1,200,000	951,000
Genesis Energy
5.63% 6/15/24	519,000	502,132
6.00% 5/15/23	500,000	497,500

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Genesis Energy (continued)
6.25% 5/15/26	395,000	$ 383,150
6.50% 10/1/25	80,000	78,500
6.75% 8/1/22	295,000	298,688
Holly Energy Partners 6.00% 8/1/24	828,000	865,260
Martin Midstream Partners 7.25% 2/15/21	1,566,000	1,560,049
NuStar Logistics 6.00% 6/1/26	460,000	477,250
NuStar Logistics 5.63% 4/28/27	925,000	935,406
PBF Logistics 6.88% 5/15/23	531,000	550,249
μPlains All American Pipeline 6.13% 11/15/22	1,220,000	1,163,904
SemGroup
5.63% 7/15/22	777,000	769,821
5.63% 11/15/23	497,000	477,120
6.38% 3/15/25	610,000	594,750
7.25% 3/15/26	752,000	736,960
Summit Midstream Holdings
5.50% 8/15/22	752,000	725,680
5.75% 4/15/25	709,000	623,920
Tallgrass Energy Partners 5.50% 9/15/24	905,000	938,937
Targa Resources Partners
5.13% 2/1/25	1,377,000	1,428,637
5.25% 5/1/23	660,000	670,791
5.88% 4/15/26	307,000	326,571
6.50% 7/15/27	461,000	504,219
TransMontaigne Partners / TLP Finance 6.13% 2/15/26	462,000	446,985
		28,488,741
Real Estate–0.07%
Kennedy-Wilson 5.88% 4/1/24	550,000	563,750
		563,750
Real Estate Investment Trusts–1.57%
Brookfield Property REIT 5.75% 5/15/26	1,716,000	1,773,915
Equinix
5.38% 1/1/22	689,000	708,809
5.38% 4/1/23	500,000	511,875
5.38% 5/15/27	535,000	574,841
5.75% 1/1/25	1,102,000	1,151,314
5.88% 1/15/26	300,000	318,375
ESH Hospitality 5.25% 5/1/25	1,007,000	1,033,434
HAT Holdings I/ HAT Holdings II 5.25% 7/15/24	457,000	467,283
Iron Mountain
4.88% 9/15/27	1,755,000	1,748,419
5.25% 3/15/28	1,649,000	1,659,306
5.75% 8/15/24	1,716,000	1,737,690
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP 5.75% 2/1/27	715,000	$ 771,306
		12,456,567
Retail–2.18%
1011778 BC ULC / New Red Finance 4.25% 5/15/24	2,274,000	2,305,267
Caleres 6.25% 8/15/23	500,000	518,750
Cumberland Farms 6.75% 5/1/25	284,000	301,750
eG Global Finance PLC 6.75% 2/7/25	976,000	970,827
FirstCash 5.38% 6/1/24	443,000	457,398
Group 1 Automotive 5.25% 12/15/23	756,000	777,735
IRB Holding 6.75% 2/15/26	2,247,000	2,241,383
Neiman Marcus Group
8.00% 10/25/24	1,505,000	624,725
@14.00% 4/25/24	1,033,007	857,396
Party City Holdings 6.63% 8/1/26	626,000	608,785
Penske Automotive Group 5.50% 5/15/26	2,695,000	2,819,644
PetSmart
5.88% 6/1/25	2,247,000	2,190,825
7.13% 3/15/23	780,000	735,150
Staples
7.50% 4/15/26	1,140,000	1,136,135
10.75% 4/15/27	773,000	771,068
		17,316,838
Semiconductors–0.59%
Amkor Technology 6.63% 9/15/27	1,556,000	1,554,211
NXP B.V. 4.63% 6/15/22	1,243,000	1,305,150
Qorvo 5.50% 7/15/26	1,142,000	1,211,434
Sensata Technologies UK Financing 6.25% 2/15/26	597,000	637,297
		4,708,092
Software–2.19%
Camelot Finance S.A. 7.88% 10/15/24	733,000	772,399
CDK Global 5.25% 5/15/29	1,154,000	1,197,275
First Data 5.75% 1/15/24	1,451,000	1,494,530
Genesys Telecommunications Laboratories 10.00% 11/30/24	1,013,000	1,102,904
Infor US 6.50% 5/15/22	1,571,000	1,604,541
IQVIA
4.88% 5/15/23	580,000	595,950
5.00% 10/15/26	418,000	433,153
5.00% 5/15/27	809,000	837,315

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
MSCI 5.38% 5/15/27	384,000	$ 411,840
Nuance Communications 5.63% 12/15/26	1,505,000	1,573,176
Open Text
5.63% 1/15/23	737,000	760,953
5.88% 6/1/26	1,105,000	1,171,631
Rackspace Hosting 8.63% 11/15/24	1,714,000	1,581,165
Solera 10.50% 3/1/24	1,369,000	1,487,076
SS&C Technologies 5.50% 9/30/27	2,235,000	2,323,003
		17,346,911
Telecommunications–9.33%
Altice France
6.25% 5/15/24	704,000	727,760
7.38% 5/1/26	3,115,000	3,200,662
8.13% 2/1/27	820,000	863,050
=‡Avaya 7.00% 4/1/19	3,607,000	361
CenturyLink
5.63% 4/1/25	193,000	197,343
5.80% 3/15/22	1,090,000	1,141,775
6.75% 12/1/23	745,000	805,531
6.88% 1/15/28	450,000	452,250
7.50% 4/1/24	667,000	739,536
Cincinnati Bell
7.00% 7/15/24	1,077,000	955,838
8.00% 10/15/25	650,000	555,750
CommScope
5.00% 6/15/21	928,000	929,160
5.50% 6/15/24	1,275,000	1,222,725
CommScope Finance
5.50% 3/1/24	693,000	714,656
6.00% 3/1/26	1,594,000	1,641,820
8.25% 3/1/27	1,028,000	1,052,261
CommScope Technologies
5.00% 3/15/27	485,000	424,375
6.00% 6/15/25	381,000	358,982
DKT Finance 9.38% 6/17/23	1,825,000	1,981,950
Embarq 8.00% 6/1/36	5,903,000	5,742,556
Frontier Communications
6.88% 1/15/25	690,000	389,850
7.13% 1/15/23	295,000	177,738
7.63% 4/15/24	385,000	220,413
8.50% 4/1/26	2,745,000	2,669,512
11.00% 9/15/25	1,150,000	718,750
Goodman Networks 8.00% 5/11/22	352,542	169,220
Hughes Satellite Systems 6.63% 8/1/26	679,000	715,496
Intelsat Jackson Holdings
5.50% 8/1/23	2,946,000	2,702,955
8.00% 2/15/24	2,226,000	2,326,170
8.50% 10/15/24	3,493,000	3,475,535
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Intelsat Jackson Holdings (continued)
9.75% 7/15/25	1,050,000	$ 1,076,250
Level 3 Financing
5.13% 5/1/23	210,000	212,541
5.25% 3/15/26	1,293,000	1,341,487
5.38% 8/15/22	445,000	446,669
5.38% 1/15/24	346,000	354,650
5.38% 5/1/25	2,627,000	2,718,945
Nokia
4.38% 6/12/27	475,000	488,656
6.63% 5/15/39	658,000	725,241
Plantronics 5.50% 5/31/23	1,581,000	1,577,047
Qwest
6.88% 9/15/33	642,000	642,278
7.25% 9/15/25	210,000	233,993
Sprint
7.13% 6/15/24	4,648,000	4,939,894
7.25% 9/15/21	491,000	522,915
7.63% 2/15/25	1,479,000	1,578,832
7.63% 3/1/26	861,000	919,979
7.88% 9/15/23	2,795,000	3,043,056
Sprint Capital
6.88% 11/15/28	313,000	322,484
8.75% 3/15/32	2,095,000	2,430,200
Sprint Communications
6.00% 11/15/22	1,190,000	1,243,550
7.00% 3/1/20	1,052,000	1,080,930
7.00% 8/15/20	882,000	916,178
11.50% 11/15/21	90,000	104,400
Telecom Italia Capital
6.00% 9/30/34	325,000	333,125
6.38% 11/15/33	878,000	915,315
Telecom Italia SpA 5.30% 5/30/24	630,000	654,413
T-Mobile USA
=‡0.00% 1/15/26	1,014,000	0
4.50% 2/1/26	1,340,000	1,376,850
=‡4.50% 2/1/26	546,000	0
4.75% 2/1/28	1,671,000	1,725,475
=‡4.75% 2/1/28	546,000	0
5.13% 4/15/25	380,000	396,921
6.00% 4/15/24	1,065,000	1,112,925
=‡6.00% 4/15/24	1,365,000	0
6.38% 3/1/25	1,494,000	1,555,254
=‡6.38% 3/1/25	2,389,000	0
6.50% 1/15/24	129,000	133,838
=‡6.50% 1/15/24	129,000	0
6.50% 1/15/26	1,014,000	1,098,730
‡Windstream Services 8.63% 10/31/25	480,000	492,000
		73,989,001

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Toys Games Hobbies–0.59%
Mattel
3.15% 3/15/23	425,000	$ 405,875
6.75% 12/31/25	4,109,000	4,237,406
		4,643,281
Transportation–0.44%
XPO Logistics
6.13% 9/1/23	1,212,000	1,258,965
6.75% 8/15/24	2,092,000	2,235,825
		3,494,790
Trucking & Leasing–0.98%
Avolon Holdings Funding
4.38% 5/1/26	230,000	237,004
5.13% 10/1/23	1,262,000	1,338,982
5.25% 5/15/24	774,000	828,869
5.50% 1/15/23	142,000	151,741
DAE Funding
4.50% 8/1/22	549,000	558,608
5.00% 8/1/24	956,000	997,825
Park Aerospace Holdings
4.50% 3/15/23	1,275,000	1,319,191
5.25% 8/15/22	561,000	593,706
5.50% 2/15/24	1,612,000	1,739,719
		7,765,645
Total Corporate Bonds (Cost $688,739,408)		699,373,553
LOAN AGREEMENTS–6.92%
•Albertsons Tranche B5 1st Lien 5.40% (LIBOR01M + 3.00%) 6/22/23	225,299	225,355
•Albertsons Tranche B6 1st Lien 5.31% (LIBOR03M + 3.00%) 12/21/22	108,615	108,750
•American Axle and Manufacturing Tranche B 1st Lien
4.66% (LIBOR01M + 2.25%) 4/6/24	76,871	75,393
4.84% (LIBOR03M + 2.25%) 4/6/24	39,002	38,253
•Avaya Tranche B 1st Lien 6.65% (LIBOR01M + 4.25%) 12/15/24	748,600	717,720
•Berry Global Tranche Q 1st Lien 4.41% (LIBOR01M + 2.00%) 10/1/22	350,000	348,049
•California Resources Corporation 1st Lien
7.15% (LIBOR01M + 4.75%) 12/31/22	5,805,700	5,566,215
12.78% (LIBOR01M + 10.38%) 12/31/21	5,212,000	5,311,028
•CCM Merger Tranche B 1st Lien 4.65% (LIBOR01M + 2.25%) 8/8/21	671,627	671,627
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•CenturyLink Tranche B 1st Lien 5.15% (LIBOR01M + 2.75%) 1/31/25	388,601	$ 380,291
•Cincinnati Bell st Lien 5.65% (LIBOR01M + 3.25%) 10/2/24	959,930	955,932
•Claire's Stores 1st Lien 9.94% (LIBOR06M + 7.25%) 10/12/38	609,702	1,066,978
•Concordia International Tranche B 1st Lien 7.91% (LIBOR01M + 5.50%) 9/6/24	1,222,385	1,180,366
•Consolidated Communications Tranche B 1st Lien 5.41% (LIBOR01M + 3.00%) 10/4/23	567,136	544,006
•Cortes NP Acquisition Corporation Tranche B 1st Lien 6.33% (LIBOR03M + 4.00%) 11/30/23	1,656,765	1,578,069
•CSC Holdings Tranche B 1st Lien 4.64% (LIBOR01M + 2.25%) 1/15/26	369,075	363,771
•Dole Food Company Tranche B 1st Lien 5.15% (LIBOR01M + 2.75%) 4/6/24	794,771	777,632
•Encino Acquisition Partners Holdings 2nd Lien 9.15% (LIBOR01M + 6.75%) 10/29/25	441,712	407,480
=•FGI Operating Company 1st Lien 12.52% (LIBOR03M + 10.00%) 5/15/22	110,275	110,275
•First Data Corporation 1st Lien 4.40% (LIBOR01M + 2.00%) 7/8/22	596,798	596,783
•Getty Images 1st Lien 6.94% (LIBOR01M + 4.50%) 2/19/26	1,094,500	1,090,850
•Golden Nugget Tranche B 1st Lien 5.15% (LIBOR01M + 2.75%) 10/4/23	2,437,758	2,421,145
•Greeneden U.S. Holdings II Tranche B 1st Lien
5.65% (LIBOR01M + 3.25%) 12/1/23	103,763	102,709
5.65% (LIBOR03M + 3.25%) 12/1/23	242,114	239,655
•Gulf Finance Tranche B 1st Lien
7.58% (LIBOR03M + 5.25%) 8/25/23	315,225	259,140
7.69% (LIBOR01M + 5.25%) 8/25/23	530,085	435,773
•iHeartCommunications Tranche D 1st Lien 6.58% (LIBOR03M + 4.00%) 5/1/26	1,255,895	1,265,314

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
×II-VI Incorporated Tranche B 1st Lien 0.00% 5/8/26	460,800	$ 454,754
•JBS USA Lux S.A. Tranche B 1st Lien 4.90% (LIBOR01M + 2.50%) 5/1/26	1,271,214	1,270,852
•MEG Energy Tracnhe B 1st Lien 5.90% (LIBOR01M + 3.50%) 12/31/23	1,566,297	1,567,605
•Meredith Corporation Tranche B 1st Lien 5.15% (LIBOR01M + 2.75%) 1/31/25	657,710	658,016
•Moran Foods Tranche B 1st Lien 8.33% (LIBOR03M + 6.00%) 12/5/23	2,973,852	1,596,958
•MPH Acquisition Holdings Tranche B 1st Lien 5.08% (LIBOR03M + 2.75%) 6/7/23	3,142,420	3,012,795
•Neiman Marcus Group 1st Lien 5.67% (LIBOR01M + 3.25%) 10/25/20	671,227	575,578
•ON Semiconductor Tranche B 1st Lien 4.15% (LIBOR01M + 1.75%) 3/31/23	239,227	236,469
•Party City Holdings Tranche B 1st Lien 4.91% (LIBOR01M + 2.50%) 8/19/22	744,243	740,656
•PetSmart Tranche B2 1st Lien
6.67% 3/11/22	1,700,000	1,616,420
6.67% (LIBOR01M + 4.25%) 3/11/22	1,782,905	1,740,285
•Prime Security Services Borrower 1st Lien 5.15% (LIBOR01M + 2.75%) 5/2/22	916,571	911,457
•Revlon Consumer Products Corporation Tranche B 1st Lien 6.02% (LIBOR03M + 3.50%) 9/7/23	1,433,480	1,201,436
•Reynolds Group Holdings 1st Lien 5.15% (LIBOR01M + 2.75%) 2/5/23	773,018	768,395
•Scientific Games International Tranche B5 1st Lien 5.22% (LIBOR02M + 2.75%) 8/14/24	2,032,705	2,004,613
•Securus Technologies Holdings 1st Lien 6.83% (LIBOR03M + 4.50%) 11/1/24	745,769	696,052
•Securus Technologies Holdings 2nd Lien 10.58% (LIBOR03M + 8.25%) 11/1/25	241,000	224,733
•SolarWinds Holdings Tranche B 1st Lien 5.15% (LIBOR01M + 2.75%) 2/5/24	147,750	147,226
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Syniverse Holdings 1st Lien 7.40% (LIBOR01M + 5.00%) 3/9/23	1,198,810	$ 1,105,153
•TransDigm Tranche E 1st Lien 4.83% (LIBOR03M + 2.50%) 5/30/25	203,579	199,232
•TransDigm Tranche F 1st Lien 4.83% (LIBOR03M + 2.50%) 6/9/23	537,449	528,466
•TransDigm Tranche G 1st Lien 4.83% (LIBOR03M + 2.50%) 8/22/24	407,153	399,348
•Tribune Media Company 1st Lien 5.40% (LIBOR01M + 3.00%) 12/27/20	354,094	354,593
•UFC Holdings 1st Lien 5.66% (LIBOR01M + 3.25%) 4/29/26	925,263	924,684
•Ultra Resources 1st Lien 6.15% (LIBOR01M + 3.75%) 4/12/24	768,578	594,364
•United Natural Foods Tranche B 1st Lien 6.65% (LIBOR01M + 4.25%) 10/22/25	931,025	784,854
•Unitymedia Finance Tranche E 1st Lien 4.39% (LIBOR01M + 2.00%) 6/1/23	278,600	278,204
•Valeant Pharmaceuticals International Tranche B 1st Lien 5.41% (LIBOR01M + 3.00%) 6/2/25	2,272,418	2,274,076
•Viskase Companies Tranche B 1st Lien 5.58% (LIBOR03M + 3.25%) 1/30/21	810,818	775,344
•Windstream Services Tranche B6 1st Lien 10.50% (Prime Rate + 5.00%) 3/29/21	337,925	348,485
Total Loan Agreements (Cost $56,458,106)		54,829,662

	Number of Shares
COMMON STOCK–0.74%
†Advanz Pharma	80,868	1,324,618
†Avaya Holdings	82,746	985,505
=†Claire's Stores	1,493	970,450
†Clear Channel Outdoor Holdings	119,362	531,161
=†Escrow General Motors	400,000	0
=†Goodman Networks	22,179	0
†iHeartMedia	5,962	108,806
†NII Holdings	53,154	89,830
†Penn Virginia	4,465	136,986
†Penn Virginia	2,328	71,423
=†Remington Outdoor	9,637	13,251

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
=†Telford Offshore	26,723	$ 15,032
†Ultra Petroleum	36,212	6,518
Vistra Energy	71,343	1,615,206
Total Common Stock (Cost $8,532,719)		5,868,786
PREFERRED STOCKS–0.60%
=Claire's Stores 0.00%	911	1,457,600
=Goodman Networks 8.00%	26,388	264
•ILFC E-Capital Trust I 4.09% (1.55% + Max of LIBOR03M, CMT10YR or CMT30YR) 12/21/65	1,540,000	1,091,059
•ILFC E-Capital Trust II 4.34% (1.80% + Max of LIBOR03M, CMT15YR or CMT30YR) 12/21/65	2,651,000	1,935,230
MYT Holding 10.00% 6/7/29	306,395	284,182
Total Preferred Stocks (Cost $4,249,532)		4,768,335
RIGHTS–0.02%
=Vistra Energy CVR	188,914	150,187
Total Rights (Cost $0)		150,187
	Number of Shares	Value (U.S. $)
WARRANTS–0.10%
=iHeartMedia exp 5/01/19 $0.00	44,798	$ 801,884
Ultra Resources exp 7/14/25 $0.00	65,520	2,293
Total Warrants (Cost $811,713)		804,177
MONEY MARKET FUND–3.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	24,514,973	24,514,973
Total Money Market Fund (Cost $24,514,973)		24,514,973

TOTAL INVESTMENTS–99.85% (Cost $784,657,131)	791,662,271

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,157,736
NET ASSETS APPLICABLE TO 73,066,282 SHARES OUTSTANDING–100.00%	$792,820,007
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND STANDARD CLASS ($581,786,327 / 53,596,848 Shares)	$10.855
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND SERVICE CLASS ($211,033,680 / 19,469,434 Shares)	$10.839
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$798,294,135
Distributable earnings/(accumulated loss)	(5,474,128)
TOTAL NET ASSETS	$792,820,007

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2019.
@ PIK. 100% of the income received was in the form of additional par.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
× Delayed settlement. Interest rate to be determined upon settlement date.
† Non-income producing.

★ Includes $13,085,033 payable for securities purchased, $255,580 payable for fund share redeemed, $86,071 other accrued expenses payable, $469,700 due to manager and affiliates and $1,251,612 due to custodian as of June 30, 2019.

Summary of Abbreviations:
CVR–Contingent Value Rights
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR02M–Intercontinental Exchange London Interbank Offered Rate USD 2 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
CMT10YR–Constant Maturity Treasury 10 Year
CMT15YR–Constant Maturity Treasury 15 Year
CMT30YR–Constant Maturity Treasury 30 Year
MSCI–Morgan Stanley Capital International
PIK–Payment-in-kind
Prime Rate–Interest rate charged by banks to their most credit worthy customers
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest	$24,278,951
Dividends	327,596
24,606,547
EXPENSES:
Management fees	2,401,146
Distribution fees-Service Class	249,430
Shareholder servicing fees	110,063
Accounting and administration expenses	77,002
Reports and statements to shareholders	41,101
Professional fees	34,850
Pricing fees	25,158
Trustees’ fees and expenses	11,187
Custodian fees	3,865
Consulting fees	1,088
Other	10,203
2,965,093
Less:
Management fees waived	(127,778)
Total operating expenses	2,837,315
NET INVESTMENT INCOME	21,769,232
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(5,682,645)
Net change in unrealized appreciation (depreciation) of investments	52,846,300
NET REALIZED AND UNREALIZED GAIN	47,163,655
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,932,887
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 21,769,232	$ 42,014,237
Net realized loss	(5,682,645)	(4,907,645)
Net change in unrealized appreciation (depreciation)	52,846,300	(58,759,233)
Net increase (decrease) in net assets resulting from operations	68,932,887	(21,652,641)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(31,713,928)
Service Class	—	(10,624,670)
	—	(42,338,598)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	35,099,911	101,727,900
Service Class	37,246,211	53,179,889
Reinvestment of dividends and distributions:
Standard Class	—	31,713,928
Service Class	—	10,624,670
	72,346,122	197,246,387
Cost of shares redeemed:
Standard Class	(36,744,582)	(155,664,131)
Service Class	(25,961,475)	(56,364,315)
	(62,706,057)	(212,028,446)
Increase (decrease) in net assets derived from capital share transactions	9,640,065	(14,782,059)
NET INCREASE (DECREASE) IN NET ASSETS	78,572,952	(78,773,298)
NET ASSETS:
Beginning of period	714,247,055	793,020,353
End of period	$792,820,007	$ 714,247,055
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.898	$ 10.802	$ 10.780	$ 10.026	$ 11.082	$ 11.304
Income (loss) from investment operations:
Net investment income[2]	0.304	0.600	0.609	0.613	0.618	0.609
Net realized and unrealized gain (loss)	0.653	(0.885)	0.087	0.743	(1.051)	(0.290)
Total from investment operations	0.957	(0.285)	0.696	1.356	(0.433)	0.319
Less dividends and distributions from:
Net investment income	—	(0.619)	(0.674)	(0.602)	(0.565)	(0.502)
Net realized gain	—	—	—	—	(0.058)	(0.039)
Total dividends and distributions	—	(0.619)	(0.674)	(0.602)	(0.623)	(0.541)
Net asset value, end of period	$ 10.855	$ 9.898	$ 10.802	$ 10.780	$ 10.026	$ 11.082
Total return[3]	9.74%	(2.78%)	6.47%	13.58%	(3.94%)	2.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$581,786	$532,265	$601,921	$688,621	$625,243	$526,920
Ratio of expenses to average net assets	0.68%	0.68%	0.66%	0.65%	0.65%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.71%	0.70%	0.68%	0.68%	0.70%
Ratio of net investment income to average net assets	5.80%	5.57%	5.46%	5.75%	5.56%	5.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.77%	5.54%	5.42%	5.72%	5.53%	5.20%
Portfolio turnover	27%	46%	51%	45%	36%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–19

LVIP JPMorgan High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.896	$ 10.800	$ 10.778	$ 10.026	$ 11.080	$ 11.302
Income (loss) from investment operations:
Net investment income[2]	0.290	0.573	0.581	0.587	0.590	0.579
Net realized and unrealized gain (loss)	0.653	(0.885)	0.087	0.740	(1.049)	(0.289)
Total from investment operations	0.943	(0.312)	0.668	1.327	(0.459)	0.290
Less dividends and distributions from:
Net investment income	—	(0.592)	(0.646)	(0.575)	(0.537)	(0.473)
Net realized gain	—	—	—	—	(0.058)	(0.039)
Total dividends and distributions	—	(0.592)	(0.646)	(0.575)	(0.595)	(0.512)
Net asset value, end of period	$ 10.839	$ 9.896	$ 10.800	$ 10.778	$ 10.026	$ 11.080
Total return[3]	9.61%	(3.03%)	6.22%	13.29%	(4.17%)	2.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$211,034	$181,982	$191,099	$181,287	$152,163	$153,275
Ratio of expenses to average net assets	0.93%	0.93%	0.91%	0.90%	0.90%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.96%	0.95%	0.93%	0.93%	0.95%
Ratio of net investment income to average net assets	5.55%	5.32%	5.21%	5.50%	5.31%	4.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.52%	5.29%	5.17%	5.47%	5.28%	4.95%
Portfolio turnover	27%	46%	51%	45%	36%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund–20

LVIP JPMorgan High Yield Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP JPMorgan High Yield Fund–21

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $250 million.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$21,740
Legal	4,479
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $23,754 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$383,552
Distribution fees payable to LFD	42,066
Printing and mailing fees payable to Lincoln Life	25,483
Shareholder servicing fees payable to Lincoln Life	18,599
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$221,539,660
Sales	196,220,007
LVIP JPMorgan High Yield Fund–22

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$784,657,131
Aggregate unrealized appreciation of investments	$ 24,625,021
Aggregate unrealized depreciation of investments	(17,619,881)
Net unrealized appreciation of investments	$ 7,005,140
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$ —	$ 1,352,598	$ —	$ 1,352,598
Corporate Bonds
Advertising	—	3,084,668	—	3,084,668
Aerospace & Defense	—	15,143,437	—	15,143,437
Agriculture	—	475,565	—	475,565
Airlines	—	2,525,873	—	2,525,873
Apparel	—	973,837	—	973,837
Auto Manufacturers	—	1,946,125	—	1,946,125
Auto Parts & Equipment	—	13,179,636	—	13,179,636
Banks	—	18,618,865	—	18,618,865
Biotechnology	—	839,268	—	839,268
Building Materials	—	11,890,385	—	11,890,385
Chemicals	—	12,312,070	—	12,312,070
Coal	—	761,648	—	761,648
Commercial Services	—	36,193,935	—	36,193,935
Computers	—	11,901,508	—	11,901,508
Cosmetics & Personal Care	—	823,860	—	823,860
Distribution/Wholesale	—	3,212,561	—	3,212,561
LVIP JPMorgan High Yield Fund–23

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Diversified Financial Services	$ —	$ 27,276,730	$ —	$ 27,276,730
Electric	—	13,664,578	3,320	13,667,898
Electrical Components & Equipment	—	754,990	—	754,990
Electronics	—	5,022,810	—	5,022,810
Energy-Alternate Sources	—	2,178,838	—	2,178,838
Engineering & Construction	—	4,484,722	—	4,484,722
Entertainment	—	24,417,110	—	24,417,110
Environmental Control	—	1,006,956	—	1,006,956
Food	—	31,399,721	—	31,399,721
Forest Products & Paper	—	1,941,200	—	1,941,200
Gas	—	1,813,370	—	1,813,370
Hand Machine Tools	—	1,601,193	—	1,601,193
Health Care Products	—	2,362,649	—	2,362,649
Health Care Services	—	42,891,461	—	42,891,461
Home Builders	—	4,954,394	—	4,954,394
Home Furnishings	—	3,085,233	—	3,085,233
Household Products Wares	—	4,305,087	—	4,305,087
Insurance	—	4,572,473	—	4,572,473
Internet	—	5,111,223	—	5,111,223
Investment Company Security	—	3,640,741	—	3,640,741
Iron & Steel	—	6,511,698	—	6,511,698
Leisure Time	—	2,543,228	—	2,543,228
Lodging	—	12,298,396	—	12,298,396
Machinery Construction & Mining	—	2,730,613	—	2,730,613
Machinery Diversified	—	2,680,176	—	2,680,176
Media	—	85,026,749	—	85,026,749
Mining	—	11,719,366	—	11,719,366
Miscellaneous Manufacturing	—	1,229,745	—	1,229,745
Office Business Equipment	—	2,947,808	—	2,947,808
Oil & Gas	—	46,691,605	—	46,691,605
Oil & Gas Services	—	2,809,001	—	2,809,001
Packaging & Containers	—	13,109,615	—	13,109,615
Pharmaceuticals	—	17,929,897	—	17,929,897
Pipelines	—	28,488,741	—	28,488,741
Real Estate	—	563,750	—	563,750
Real Estate Investment Trusts	—	12,456,567	—	12,456,567
Retail	—	17,316,838	—	17,316,838
Semiconductors	—	4,708,092	—	4,708,092
Software	—	17,346,911	—	17,346,911
Telecommunications	—	73,988,640	361	73,989,001
Toys Games Hobbies	—	4,643,281	—	4,643,281
Transportation	—	3,494,790	—	3,494,790
Trucking & Leasing	—	7,765,645	—	7,765,645
Loan Agreements	—	54,719,387	110,275	54,829,662
Common Stock	4,798,630	71,423	998,733	5,868,786
Rights	—	—	150,187	150,187
Warrants	801,884	2,293	—	804,177
Preferred Stocks	—	3,310,471	1,457,864	4,768,335
Money Market Fund	24,514,973	—	—	24,514,973
Total Investments	$30,115,487	$758,826,044	$2,720,740	$791,662,271
The securities that have been valued at zero on the “Statement of Net Assets” are considered to be Level 3 investments in this table.
During the six months ended June 30, 2019, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan High Yield Fund–24

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	3,320,633	9,424,703
Service Class	3,547,109	4,925,784
Shares reinvested:
Standard Class	—	3,112,883
Service Class	—	1,042,944
	6,867,742	18,506,314
Shares redeemed:
Standard Class	(3,500,326)	(14,481,820)
Service Class	(2,467,536)	(5,273,543)
	(5,967,862)	(19,755,363)
Net increase (decrease)	899,880	(1,249,049)
5.  Credit and Market Risk
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan High Yield Fund–25

LVIP JPMorgan Retirement Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP JPMorgan Retirement Income Fund

LVIP JPMorgan Retirement Income Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Retirement Income Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,093.80	0.47%	$2.44
Service Class Shares	1,000.00	1,092.50	0.72%	3.74
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.50	0.47%	$2.36
Service Class Shares	1,000.00	1,021.20	0.72%	3.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Investment Companies	62.34%
Equity Funds	19.89%
Fixed Income Funds	25.60%
International Equity Funds	9.05%
Money Market Funds	7.80%
Agency Collateralized Mortgage Obligations	5.01%
Agency Commercial Mortgage-Backed Securities	2.06%
Agency Mortgage-Backed Securities	2.60%
Agency Obligation	0.18%
Corporate Bonds	8.55%
Advertising	0.03%
Aerospace & Defense	0.07%
Agriculture	0.03%
Airlines	0.03%
Auto Manufacturers	0.22%
Banks	2.12%
Beverages	0.12%
Biotechnology	0.11%
Building Materials	0.03%
Chemicals	0.10%
Computers	0.34%
Diversified Financial Services	0.35%
Electric	0.50%
Electronics	0.04%
Food	0.14%
Gas	0.15%
Health Care Products	0.06%
Health Care Services	0.15%
Insurance	0.40%
Machinery Diversified	0.07%
Media	0.24%
Miscellaneous Manufacturing	0.18%
Oil & Gas	0.42%
Oil & Gas Services	0.08%
Pharmaceuticals	0.34%
Pipelines	0.41%
Real Estate Investment Trusts	0.60%
Retail	0.32%
Semiconductors	0.05%
Software	0.29%
Telecommunications	0.36%
Transportation	0.10%
Trucking & Leasing	0.10%
Security Type/Sector	Percentage of Net Assets
Non-Agency Asset-Backed Securities	3.40%
Non-Agency Collateralized Mortgage Obligations	0.37%
Non-Agency Commercial Mortgage-Backed Securities	3.93%
Sovereign Bond	0.11%
U.S. Treasury Obligations	11.05%
Total Investments	99.60%
Receivables and Other Assets Net of Liabilities	0.40%
Net Assets	100.00%

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–62.34%
Equity Funds–19.89%
✧JPMorgan Equity Index Fund	780,012	$ 35,084,924
✧JPMorgan Mid Cap Equity Fund	88,608	4,555,333
✧JPMorgan Realty Income Fund	311,359	4,508,484
✧JPMorgan Small Cap Equity Fund	20,905	1,222,971
✧JPMorgan Small Cap Growth Fund	50,029	997,080
✧JPMorgan Small Cap Value Fund	40,349	1,023,654
		47,392,446
Fixed Income Funds–25.60%
iShares TIPS Bond ETF	52,054	6,011,716
✧JPMorgan Floating Rate Income Fund	1,683,205	15,384,498
✧JPMorgan High Yield Fund	3,817,634	27,601,494
✧JPMorgan Inflation Managed Bond Fund	1,170,908	11,990,095
		60,987,803
International Equity Funds–9.05%
✧JPMorgan Emerging Economies Fund	185,412	2,388,103
✧JPMorgan Emerging Markets Equity Fund	116,169	3,516,438
✧JPMorgan International Advantage Fund	262,119	5,313,158
✧JPMorgan International Equity Fund	297,669	5,158,599
✧JPMorgan International Research Enhanced Equity Fund	292,132	5,176,576
		21,552,874
Money Market Funds–7.80%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 2.09%)	17,663,247	17,670,312
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	921,941	921,941
		18,592,253
Total Investment Companies (Cost $142,272,497)		148,525,376

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.01%
Fannie Mae REMICs
Series 1991-141 PZ 8.00% 10/25/21	61,530	$ 64,189
Series 2009-100 PN 5.00% 11/25/39	392,287	415,079
Series 2011-112 PB 4.00% 11/25/41	860,000	936,105
Series 2011-20 PA 4.50% 3/25/39	99,115	99,272
Series 2011-52 KB 5.50% 6/25/41	650,000	754,135
Series 2011-55 BZ 3.50% 6/25/41	417,831	441,825
•Series 2011-86 NF 2.95% (LIBOR01M + 0.55%) 9/25/41	203,726	204,854
*•Series 2012-122 SD 3.70% (6.10% minus LIBOR01M) 11/25/42	232,056	40,242
Series 2012-14 Z 4.00% 3/25/42	784,038	879,047
Series 2012-54 WG 3.50% 1/25/41	169,807	174,341
*Series 2012-98 MI 3.00% 8/25/31	178,075	13,986
*Series 2013-55 AI 3.00% 6/25/33	239,989	27,556
•Series 2013-57 FN 2.75% (LIBOR01M + 0.35%) 6/25/43	122,602	122,104
*Series 2013-7 EI 3.00% 10/25/40	100,864	9,194
Series 2014-19 Z 4.50% 4/25/44	561,235	649,237
Series 2015-40 GZ 3.50% 5/25/45	78,431	81,778
Series 2015-89 AZ 3.50% 12/25/45	27,202	28,127
*Series 2015-95 SH 3.51% (6.00% minus LIBOR01M) 1/25/46	183,563	35,198
*Series 2016-50 IB 3.00% 2/25/46	79,550	10,157
*•Series 2016-55 SK 3.60% (6.00% minus LIBOR01M) 8/25/46	151,486	31,438
*•Series 2016-62 SA 3.60% (6.00% minus LIBOR01M) 9/25/46	309,505	73,732
*•Series 2016-74 GS 3.60% (6.00% minus LIBOR01M) 10/25/46	74,592	15,634
*Series 2017-12 JI 3.50% 5/25/40	73,356	6,776
♦Series T-58 2A 6.50% 9/25/43	52,336	60,834
LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs
Series 2893 PE 5.00% 11/15/34	163,990	$ 178,781
Series 3737 GA 3.00% 11/15/37	182,317	183,033
Series 3843 PZ 5.00% 4/15/41	901,820	1,081,095
Series 3893 PU 4.00% 7/15/41	750,000	811,418
Series 3939 BZ 4.50% 6/15/41	879,736	952,647
•Series 3984 DF 2.94% (LIBOR01M + 0.55%) 1/15/42	195,086	195,247
Series 4065 DE 3.00% 6/15/32	40,000	41,047
*Series 4109 AI 3.00% 7/15/31	327,055	24,502
*Series 4161 IM 3.50% 2/15/43	52,165	9,360
*Series 4181 DI 2.50% 3/15/33	95,139	10,025
*•Series 4184 GS 3.73% (6.12% minus LIBOR01M) 3/15/43	158,733	30,948
Series 4219 AB 3.50% 1/15/43	392,035	404,297
•Series 4286 VF 2.84% (LIBOR01M + 0.45%) 12/15/43	144,981	144,883
*Series 4342 CI 3.00% 11/15/33	57,592	5,456
Series 4457 KZ 3.00% 4/15/45	126,893	127,364
*•Series 4494 SA 3.79% (6.18% minus LIBOR01M) 7/15/45	55,529	11,095
*Series 4543 HI 3.00% 4/15/44	81,347	9,465
*•Series 4594 SG 3.61% (6.00% minus LIBOR01M) 6/15/46	444,160	90,610
Series 4614 HB 2.50% 9/15/46	101,000	95,701
*•Series 4618 SA 3.61% (6.00% minus LIBOR01M) 9/15/46	95,126	21,495
Series 4623 LZ 2.50% 10/15/46	92,991	86,628
Series 4623 MW 2.50% 10/15/46	105,000	102,328
*Series 4625 BI 3.50% 6/15/46	285,631	41,228
*•Series 4631 GS 3.61% (6.00% minus LIBOR01M) 11/15/46	308,550	54,838
*•Series 4648 SA 3.61% (6.00% minus LIBOR01M) 1/15/47	214,305	41,994
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips
Series 267 S5 3.61% (6.00% minus LIBOR01M) 8/15/42	186,492	$ 30,559
Series 299 S1 3.61% (6.00% minus LIBOR01M) 1/15/43	147,320	23,409
Series 326 S2 3.56% (5.95% minus LIBOR01M) 3/15/44	102,727	18,129
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 5.25% (LIBOR01M + 2.85%) 4/25/28	207,019	210,650
Series 2015-HQA1 M2 5.05% (LIBOR01M + 2.65%) 3/25/28	54,422	54,827
Series 2016-DNA3 M2 4.40% (LIBOR01M + 2.00%) 12/25/28	122,003	122,532
Series 2016-DNA4 M2 3.70% (LIBOR01M + 1.30%) 3/25/29	390,988	392,047
Series 2016-HQA2 M2 4.65% (LIBOR01M + 2.25%) 11/25/28	135,823	137,148
GNMA
Series 2012-136 MX 2.00% 11/20/42	40,000	36,799
Series 2013-113 AZ 3.00% 8/20/43	294,628	291,566
Series 2013-113 LY 3.00% 5/20/43	29,000	29,370
*Series 2015-142 AI 4.00% 2/20/44	41,653	3,172
Series 2015-64 GZ 2.00% 5/20/45	111,757	94,158
*Series 2015-74 CI 3.00% 10/16/39	149,184	15,132
*•Series 2016-108 SK 3.67% (6.05% minus LIBOR01M) 8/20/46	248,041	54,940
Series 2016-111 PB 2.50% 8/20/46	97,000	92,638
*Series 2016-116 GI 3.50% 11/20/44	284,942	37,085
*Series 2016-118 DI 3.50% 3/20/43	313,668	35,034
*•Series 2016-120 AS 3.72% (6.10% minus LIBOR01M) 9/20/46	256,357	57,341
*•Series 2016-120 NS 3.72% (6.10% minus LIBOR01M) 9/20/46	348,275	71,467
*•Series 2016-121 JS 3.72% (6.10% minus LIBOR01M) 9/20/46	253,495	48,425

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2016-134 MW 3.00% 10/20/46	16,000	$ 15,566
Series 2016-156 PB 2.00% 11/20/46	61,000	54,119
*Series 2016-160 GI 3.50% 11/20/46	204,525	37,276
*Series 2016-163 MI 3.50% 11/20/46	131,858	7,086
*Series 2016-163 XI 3.00% 10/20/46	216,489	23,074
Total Agency Collateralized Mortgage Obligations (Cost $11,788,420)		11,923,874
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.06%
Fannie Mae-Aces
Series 2017-M11 A2 2.98% 8/25/29	275,000	280,311
•Series 2017-M8 A2 3.06% 5/25/27	555,000	576,042
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K066 A2 3.12% 6/25/27	340,000	356,216
♦Series K067 A2 3.19% 7/25/27	637,000	674,045
♦Series K719 A1 2.53% 12/25/21	52,762	53,216
♦Series K725 A2 3.00% 1/25/24	185,000	191,598
♦•Series K731 AM 3.60% 2/25/25	1,200,000	1,272,656
♦•Series KS03 A4 3.16% 5/25/25	150,000	156,464
•FREMF Mortgage Trust
Series 2011-K10 B 4.78% 11/25/49	60,000	61,422
Series 2011-K12 B 4.49% 1/25/46	115,000	117,726
Series 2011-K14 B 5.35% 2/25/47	70,000	73,277
Series 2011-K15 B 5.12% 8/25/44	15,000	15,719
Series 2012-K18 B 4.40% 1/25/45	85,000	88,683
Series 2012-K22 B 3.81% 8/25/45	150,000	155,332
Series 2013-K29 C 3.60% 5/25/46	295,000	300,588
Series 2013-K32 B 3.65% 10/25/46	110,000	114,371
Series 2013-K33 B 3.61% 8/25/46	120,000	124,685
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2013-K712 B 3.45% 5/25/45	80,000	$ 80,029
Series 2013-K713 B 3.26% 4/25/46	50,000	50,163
Series 2013-K713 C 3.26% 4/25/46	165,000	165,199
Total Agency Commercial Mortgage-Backed Securities (Cost $4,801,218)		4,907,742
AGENCY MORTGAGE-BACKED SECURITIES–2.60%
Fannie Mae
2.53% 7/1/26	137,060	139,065
2.60% 9/1/28	300,000	303,040
2.64% 2/1/23	450,000	457,538
3.16% 12/1/26	497,535	523,640
3.17% 1/1/27	298,155	314,342
3.20% 9/1/27	509,286	537,602
3.77% 12/1/25	674,748	728,489
•Fannie Mae ARM
2.88% (LIBOR12M + 1.60%) 7/1/45	32,737	33,427
3.14% (LIBOR12M + 1.53%) 3/1/44	92,342	94,737
4.59% (LIBOR12M + 1.83%) 8/1/35	796	836
Fannie Mae S.F. 15 yr 5.00% 7/1/20	14,068	14,394
Fannie Mae S.F. 30 yr
4.00% 7/1/45	405,345	427,370
5.50% 11/1/34	3,770	4,149
5.50% 4/1/37	81,961	90,891
5.50% 8/1/37	14,603	16,220
5.50% 3/1/38	16,447	18,137
5.50% 6/1/39	38,032	42,212
5.50% 7/1/40	37,236	41,136
5.50% 5/1/44	868,228	964,279
6.00% 9/1/36	19,479	22,339
6.00% 12/1/36	4,134	4,683
6.00% 6/1/37	2,134	2,420
6.00% 9/1/38	11,665	13,226
6.00% 11/1/38	9,355	10,609
6.00% 10/1/39	134,391	152,405
6.00% 11/1/40	6,137	6,959
7.50% 6/1/31	5,260	6,305
•Freddie Mac ARM
2.59% (LIBOR12M + 1.63%) 10/1/46	131,621	132,767
2.92% (LIBOR12M + 1.63%) 10/1/45	59,598	60,882
3.10% (LIBOR12M + 1.62%) 3/1/46	89,850	91,717

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr
4.00% 4/1/45	266,611	$ 279,036
5.00% 6/1/36	71,572	78,286
5.50% 3/1/34	4,999	5,556
5.50% 12/1/34	4,632	5,149
5.50% 12/1/35	4,515	5,017
5.50% 8/1/40	10,597	11,551
5.50% 6/1/41	48,845	54,428
6.00% 2/1/36	9,252	10,500
6.00% 3/1/36	13,345	15,143
6.00% 8/1/38	14,221	16,139
6.00% 5/1/40	23,128	26,238
6.50% 4/1/39	22,656	26,692
7.00% 11/1/33	794	938
GNMA I S.F. 30 yr
5.50% 2/15/41	33,261	36,715
7.00% 12/15/34	45,208	52,314
GNMA II S.F. 30 yr
5.50% 5/20/37	18,556	19,761
5.50% 4/20/40	13,643	14,437
6.00% 2/20/39	21,254	23,022
6.00% 10/20/39	78,891	87,572
6.00% 2/20/40	84,921	93,077
6.00% 4/20/46	28,395	32,348
6.50% 10/20/39	36,434	40,979
Total Agency Mortgage-Backed Securities (Cost $6,120,536)		6,190,714
AGENCY OBLIGATION–0.18%
Federal National Mortgage Association 3.88% 12/1/28	395,000	436,599
Total Agency Obligation (Cost $396,537)		436,599
CORPORATE BONDS–8.55%
Advertising–0.03%
Omnicom Group 3.65% 11/1/24	60,000	62,816
		62,816
Aerospace & Defense–0.07%
Rockwell Collins 3.20% 3/15/24	175,000	180,304
		180,304
Agriculture–0.03%
Reynolds American 4.45% 6/12/25	70,000	74,286
		74,286
Airlines–0.03%
♦American Airlines Pass Through Trust 3.38% 11/1/28	64,223	65,462
		65,462
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.22%
Daimler Finance North America 3.45% 1/6/27	215,000	$ 221,023
General Motors 6.75% 4/1/46	100,000	113,023
General Motors Financial 5.25% 3/1/26	180,000	193,234
		527,280
Banks–2.12%
Bank of America
μ3.12% (LIBOR03M + 1.16%) 1/20/23	180,000	182,761
4.18% 11/25/27	275,000	291,562
μ4.44% (LIBOR03M + 1.99%) 1/20/48	240,000	272,964
Bank of New York Mellon 2.50% 4/15/21	145,000	145,843
Bank of Nova Scotia 3.40% 2/11/24	125,000	130,098
Citigroup
3.20% 10/21/26	49,000	50,016
μ3.35% 4/24/25	115,000	118,877
8.13% 7/15/39	150,000	240,245
Citizens Financial Group 4.30% 12/3/25	160,000	169,423
Cooperatieve Rabobank 3.75% 7/21/26	250,000	256,047
Credit Suisse Group 4.28% 1/9/28	250,000	264,134
Fifth Third Bancorp 3.65% 1/25/24	50,000	52,575
Goldman Sachs Group
3.85% 1/26/27	320,000	334,724
5.15% 5/22/45	200,000	229,239
HSBC Holdings 4.88% 1/14/22	150,000	158,931
Huntington Bancshares 2.30% 1/14/22	120,000	120,047
Lloyds Banking Group 3.00% 1/11/22	200,000	202,195
Mitsubishi UFJ Financial Group 3.76% 7/26/23	255,000	266,827
Morgan Stanley
3.95% 4/23/27	265,000	277,425
4.00% 7/23/25	340,000	364,470
Santander UK Group Holdings 3.57% 1/10/23	200,000	203,581
SunTrust Bank 2.70% 1/27/22	100,000	100,767
US Bancorp 3.10% 4/27/26	240,000	245,395
Wells Fargo & Co.
3.07% 1/24/23	180,000	182,894
4.75% 12/7/46	175,000	199,767
		5,060,807

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.12%
Anheuser-Busch InBev Worldwide 4.70% 2/1/36	260,000	$ 285,655
		285,655
Biotechnology–0.11%
Celgene 3.25% 8/15/22	75,000	77,065
Gilead Sciences 4.40% 12/1/21	185,000	193,598
		270,663
Building Materials–0.03%
Martin Marietta Materials 3.50% 12/15/27	75,000	74,942
		74,942
Chemicals–0.10%
Celanese US Holdings 3.50% 5/8/24	5,000	5,136
Mosaic 4.25% 11/15/23	70,000	74,293
Nutrien 3.38% 3/15/25	145,000	148,735
		228,164
Computers–0.34%
Apple
2.15% 2/9/22	235,000	236,015
3.45% 2/9/45	130,000	129,761
International Business Machines 3.50% 5/15/29	430,000	450,442
		816,218
Diversified Financial Services–0.35%
Air Lease 3.25% 3/1/25	185,000	186,277
Brookfield Finance 4.85% 3/29/29	65,000	71,153
Capital One Financial 3.75% 3/9/27	225,000	232,475
International Lease Finance 8.63% 1/15/22	165,000	188,253
ORIX
3.25% 12/4/24	30,000	30,974
3.70% 7/18/27	110,000	115,803
		824,935
Electric–0.50%
Avangrid 3.80% 6/1/29	85,000	89,034
Dominion Energy 3.90% 10/1/25	160,000	170,733
Duke Energy 2.65% 9/1/26	155,000	153,378
Duquesne Light Holdings 3.62% 8/1/27	95,000	95,617
Entergy 4.00% 7/15/22	140,000	145,697
Entergy Texas 4.00% 3/30/29	20,000	21,585
Exelon 3.50% 6/1/22	150,000	153,728
Fortis 3.06% 10/4/26	50,000	49,675
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Metropolitan Edison 4.00% 4/15/25	125,000	$ 131,058
Pennsylvania Electric 3.60% 6/1/29	85,000	87,983
Public Service Co. of Colorado 4.10% 6/15/48	83,000	91,696
		1,190,184
Electronics–0.04%
Arrow Electronics 3.25% 9/8/24	96,000	95,166
		95,166
Food–0.14%
Conagra Brands 4.60% 11/1/25	25,000	27,236
Kroger 4.45% 2/1/47	170,000	165,386
Tyson Foods 4.50% 6/15/22	135,000	142,452
		335,074
Gas–0.15%
Atmos Energy 4.15% 1/15/43	100,000	108,320
NiSource 3.95% 3/30/48	150,000	149,810
Southern California Gas 4.30% 1/15/49	85,000	93,889
		352,019
Health Care Products–0.06%
Thermo Fisher Scientific 3.00% 4/15/23	145,000	148,789
		148,789
Health Care Services–0.15%
Anthem
3.70% 8/15/21	70,000	71,633
4.10% 3/1/28	55,000	58,888
Laboratory Corp. of America Holdings 2.63% 2/1/20	150,000	150,114
Magellan Health 4.90% 9/22/24	75,000	74,363
		354,998
Insurance–0.40%
Aflac 2.88% 10/15/26	90,000	90,346
Alterra Finance 6.25% 9/30/20	130,000	135,612
American Financial Group 3.50% 8/15/26	95,000	95,654
American International Group 3.88% 1/15/35	45,000	44,893
Athene Global Funding 3.00% 7/1/22	105,000	106,290
μManulife Financial 4.06% 2/24/32	90,000	91,850

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Principal Life Global Funding II 3.00% 4/18/26	140,000	$ 142,068
μPrudential Financial 5.38% (LIBOR03M + 3.03%) 5/15/45	140,000	147,563
Voya Financial 3.13% 7/15/24	90,000	91,560
		945,836
Machinery Diversified–0.07%
Roper Technologies
2.80% 12/15/21	105,000	105,730
3.80% 12/15/26	55,000	57,482
		163,212
Media–0.24%
Comcast
3.00% 2/1/24	140,000	144,170
3.38% 2/15/25	317,000	332,086
Discovery Communications 2.95% 3/20/23	41,000	41,402
Fox 4.71% 1/25/29	60,000	67,178
		584,836
Miscellaneous Manufacturing–0.18%
General Electric
2.10% 12/11/19	70,000	69,711
6.00% 8/7/19	234,000	234,773
Parker-Hannifin 3.30% 11/21/24	15,000	15,586
Textron 4.00% 3/15/26	115,000	120,911
		440,981
Oil & Gas–0.42%
Apache 3.63% 2/1/21	17,000	17,254
BP Capital Markets 3.22% 11/28/23	155,000	159,992
BP Capital Markets America 3.22% 4/14/24	80,000	82,896
Canadian Natural Resources 3.80% 4/15/24	145,000	151,706
Husky Energy 4.40% 4/15/29	85,000	90,102
Nexen Energy 5.88% 3/10/35	125,000	155,458
Petroleos Mexicanos 6.50% 1/23/29	52,000	50,440
Shell International Finance 4.38% 5/11/45	175,000	201,737
Total Capital International 3.46% 2/19/29	85,000	90,590
		1,000,175
Oil & Gas Services–0.08%
National Oilwell Varco 2.60% 12/1/22	90,000	89,945
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Schlumberger Holdings 4.30% 5/1/29	85,000	$ 91,144
		181,089
Pharmaceuticals–0.34%
Allergan Finance 3.80% 3/15/25	85,000	88,271
Bristol-Myers Squibb 4.13% 6/15/39	155,000	167,461
CVS Health 3.88% 7/20/25	350,000	365,756
Mead Johnson Nutrition 4.13% 11/15/25	80,000	86,631
Shire Acquisitions Investments Ireland 2.88% 9/23/23	110,000	111,152
		819,271
Pipelines–0.41%
APT Pipelines 4.20% 3/23/25	90,000	94,472
Boardwalk Pipelines 4.95% 12/15/24	75,000	80,038
Buckeye Partners 4.35% 10/15/24	150,000	143,370
Enbridge 4.25% 12/1/26	90,000	97,900
Energy Transfer Operating 4.25% 3/15/23	155,000	161,937
Enterprise Products Operating 5.10% 2/15/45	185,000	211,765
MPLX 4.13% 3/1/27	100,000	104,766
ONEOK Partners 4.90% 3/15/25	70,000	76,144
		970,392
Real Estate Investment Trusts–0.60%
American Tower
3.80% 8/15/29	65,000	67,140
4.40% 2/15/26	100,000	108,145
AvalonBay Communities 3.20% 1/15/28	75,000	77,587
Boston Properties 3.40% 6/21/29	85,000	87,173
Crown Castle International 5.25% 1/15/23	75,000	81,606
EPR Properties 4.95% 4/15/28	21,000	22,607
ERP Operating 2.85% 11/1/26	80,000	80,946
HCP
3.25% 7/15/26	100,000	100,874
3.40% 2/1/25	75,000	76,730
Host Hotels & Resorts
3.75% 10/15/23	45,000	46,129
3.88% 4/1/24	40,000	41,171
Life Storage 4.00% 6/15/29	10,000	10,271
National Retail Properties 3.50% 10/15/27	125,000	127,746

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Realty Income
3.88% 7/15/24	35,000	$ 37,140
4.13% 10/15/26	40,000	43,268
Select Income REIT 3.60% 2/1/20	100,000	100,330
SITE Centers 4.25% 2/1/26	75,000	78,058
UDR
3.20% 1/15/30	50,000	49,850
4.00% 10/1/25	55,000	58,512
VEREIT Operating Partnership 4.60% 2/6/24	35,000	37,189
Welltower 4.25% 4/15/28	90,000	96,322
		1,428,794
Retail–0.32%
Advance Auto Parts 4.50% 1/15/22	70,000	72,780
Dollar General 3.88% 4/15/27	145,000	150,741
Lowe's 2.50% 4/15/26	175,000	171,947
Starbucks 4.45% 8/15/49	175,000	191,923
Walmart 3.25% 7/8/29	160,000	168,836
		756,227
Semiconductors–0.05%
QUALCOMM 4.65% 5/20/35	105,000	117,418
		117,418
Software–0.29%
Fidelity National Information Services 3.75% 5/21/29	10,000	10,633
Microsoft
3.50% 2/12/35	370,000	395,396
4.10% 2/6/37	70,000	79,983
Oracle 4.50% 7/8/44	185,000	209,402
		695,414
Telecommunications–0.36%
AT&T 5.25% 3/1/37	300,000	337,181
Telefonica Emisiones 5.21% 3/8/47	150,000	165,622
Verizon Communications
4.02% 12/3/29	83,000	89,943
5.25% 3/16/37	140,000	167,691
Vodafone Group 5.00% 5/30/38	83,000	90,435
		850,872
Transportation–0.10%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	160,433
Ryder System 2.45% 9/3/19	75,000	74,991
		235,424
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–0.10%
Aviation Capital Group 4.88% 10/1/25	80,000	$ 86,424
Penske Truck Leasing 4.20% 4/1/27	140,000	145,650
		232,074
Total Corporate Bonds (Cost $19,376,124)		20,369,777
NON-AGENCY ASSET-BACKED SECURITIES–3.40%
Avis Budget Rental Car Funding AESOP Series 2014-1A A 2.46% 7/20/20	40,000	39,999
Capital Auto Receivables Asset Trust Series 2016-3 B 1.89% 5/20/21	400,000	398,587
CarMax Auto Owner Trust
Series 2017-3 B 2.44% 2/15/23	300,000	301,093
Series 2018-2 A3 2.98% 1/17/23	335,000	338,862
CNH Equipment Trust Series 2016-B B 2.20% 10/15/23	575,000	574,639
CPS Auto Receivables Trust Series 2018-B B 3.23% 7/15/22	236,000	237,318
Credit Acceptance Auto Loan Trust Series 2018-1A A 3.01% 2/16/27	250,000	251,397
•Discover Card Execution Note Trust Series 2017-A1 A1 2.88% (LIBOR01M + 0.49%) 7/15/24	185,000	186,228
Drive Auto Receivables Trust Series 2018-4 C 3.66% 11/15/24	256,000	259,512
Exeter Automobile Receivables Trust Series 2018-2A B 3.27% 5/16/22	205,000	205,816
First Investors Auto Owner Trust Series 2018-1A A2 3.22% 1/17/23	193,000	194,556
Flagship Credit Auto Trust
Series 2017-2 B 2.57% 4/15/23	90,000	90,028
Series 2018-2 B 3.56% 5/15/23	625,000	636,097
Ford Credit Auto Owner Trust Series 2016-2 A 2.03% 12/15/27	325,000	324,053
FREED TRUST Series 2018-2 A 3.99% 10/20/25	179,777	181,223
HERO Funding Trust
Series 2016-2A A 3.75% 9/20/41	104,032	108,713

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
HERO Funding Trust (continued)
Series 2016-3A A1 3.08% 9/20/42	112,753	$ 114,644
Honda Auto Receivables Owner Trust Series 2018-2 A3 3.01% 5/18/22	626,000	633,793
Ocwen Master Advance Receivables Trust Series 2018-T2 AT2 3.60% 8/15/50	100,000	101,039
Ocwen Master Advance Receivables Trust Series Series 2018-T1 AT1 3.30% 8/15/49	160,000	160,085
OnDeck Asset Securitization Trust Series 2018-1A A 3.50% 4/18/22	208,000	209,405
Sofi Consumer Loan Program Trust Series 2018-2 A1 2.93% 4/26/27	119,982	120,118
Synchrony Card Issuance Trust Series 2018-A1 A 3.38% 9/15/24	605,000	619,894
Tidewater Auto Receivables Trust Series 2018-AA A2 3.12% 7/15/22	118,995	119,251
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	53,983	54,093
Series 2015-6 A1B 2.75% 4/25/55	63,865	64,238
Series 2016-1 A1B 2.75% 2/25/55	34,400	34,525
Series 2016-2 A1 3.00% 8/25/55	47,554	48,023
Series 2016-3 A1 2.25% 4/25/56	50,658	50,363
Verizon Owner Trust Series 2016-2A A 1.68% 5/20/21	42,963	42,884
Westgate Resorts
Series 2018-1A A 3.38% 12/20/31	186,064	188,039
Series 2018-1A B 3.58% 12/20/31	240,662	243,157
Westlake Automobile Receivables Trust Series 2018-2A A2A 2.84% 9/15/21	279,156	279,375
World Financial Network Credit Card Master Trust Series 2017-B A 1.98% 6/15/23	683,000	682,459
Total Non-Agency Asset-Backed Securities (Cost $8,023,707)		8,093,506
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.37%
•JPMorgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	60,713	$ 61,710
Series 2014-2 B2 3.41% 6/25/29	60,713	61,372
Series 2014-IVR6 2A4 2.50% 7/25/44	100,000	99,090
Series 2015-4 B1 3.62% 6/25/45	90,693	93,141
Series 2015-4 B2 3.62% 6/25/45	90,693	92,043
Series 2015-6 B1 3.61% 10/25/45	89,753	91,986
Series 2015-6 B2 3.61% 10/25/45	89,753	91,338
Series 2016-4 B1 3.90% 10/25/46	93,174	98,762
Series 2016-4 B2 3.90% 10/25/46	93,174	96,236
•New Residential Mortgage Loan Trust
Series 2016-4A A1 3.75% 11/25/56	58,553	60,503
Series 2017-1A A1 4.00% 2/25/57	1,001	1,043
•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44	44,429	45,083
Total Non-Agency Collateralized Mortgage Obligations (Cost $864,248)		892,307
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.93%
•20 Times Square Trust Series 2018-20TS A 3.20% 5/15/35	388,000	398,209
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	200,000	208,354
•Series 2016-CD2 A4 3.53% 11/10/49	105,000	111,397
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	90,000	96,661
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	195,000	206,433
Series 2015-GC27 A5 3.14% 2/10/48	215,000	222,520
Series 2016-P3 A4 3.33% 4/15/49	145,000	151,415
Series 2016-P5 A4 2.94% 10/10/49	130,000	132,784
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	180,000	183,991

LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2013-WWP A2 3.42% 3/10/31	100,000	$ 104,124
Series 2014-CR19 A5 3.80% 8/10/47	100,000	106,471
Series 2014-CR20 AM 3.94% 11/10/47	340,000	358,070
Series 2015-3BP A 3.18% 2/10/35	400,000	415,609
Series 2015-CR23 A4 3.50% 5/10/48	135,000	142,210
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	250,000	260,533
Series 2016-C3 A5 2.89% 8/10/49	160,000	162,799
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.88% 11/10/46	300,000	311,997
GRACE Mortgage Trust
Series 2014-GRCE A 3.37% 6/10/28	1,190,000	1,212,472
Series 2014-GRCE B 3.52% 6/10/28	200,000	203,356
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	105,000	112,222
Series 2017-GS5 A4 3.67% 3/10/50	210,000	224,536
Houston Galleria Mall Trust Series 2015-HGLR A1A2 3.09% 3/5/37	160,000	164,314
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.60% 11/15/48	225,000	238,534
Series 2015-C33 A4 3.77% 12/15/48	340,000	362,858
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	275,000	284,328
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.75% 8/12/37	60,000	60,849
Series 2013-LC11 B 3.50% 4/15/46	130,000	132,263
Series 2015-JP1 A5 3.91% 1/15/49	130,000	139,876
Series 2016-JP2 A4 2.82% 8/15/49	310,000	314,162
Series 2016-JP2 AS 3.06% 8/15/49	210,000	211,123
•Series 2016-JP3 B 3.40% 8/15/49	60,000	60,770
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2016-WIKI A 2.80% 10/5/31	75,000	$ 75,708
Series 2016-WIKI B 3.20% 10/5/31	115,000	116,371
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	135,000	142,851
Series 2015-C23 A4 3.72% 7/15/50	440,000	468,071
Series 2015-C26 A5 3.53% 10/15/48	140,000	147,745
Series 2016-C29 A4 3.33% 5/15/49	130,000	135,731
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	250,000	265,038
Series 2016-BNK1 A3 2.65% 8/15/49	205,000	205,296
*•Series 2017-RB1 XA 1.43% 3/15/50	1,462,806	114,577
WF -RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.88% 12/15/45	130,000	132,190
Series 2013-C12 A4 3.20% 3/15/48	260,000	267,717
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,298,370)		9,366,535
ΔSOVEREIGN BOND–0.11%
Mexico–0.11%
Mexico Government International Bond 3.63% 3/15/22	250,000	256,253
Total Sovereign Bond (Cost $259,404)		256,253
U.S. TREASURY OBLIGATIONS–11.05%
U.S. Treasury Bonds
2.25% 8/15/46	1,170,000	1,105,627
2.50% 5/15/46	1,115,000	1,108,815
2.88% 8/15/45	650,000	694,865
3.13% 2/15/43	750,000	836,528
3.88% 8/15/40	1,240,000	1,549,152
5.38% 2/15/31	1,000,000	1,343,281
U.S. Treasury Notes
1.50% 3/31/23	1,250,000	1,239,795
1.63% 11/15/22	2,000,000	1,993,633
1.63% 5/15/26	2,000,000	1,968,750
1.75% 3/31/22	1,500,000	1,501,143
1.75% 5/15/22	510,000	510,448
1.88% 5/31/22	2,000,000	2,009,336
∞2.00% 1/31/20	1,480,000	1,479,624
2.00% 5/31/21	700,000	703,090

LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.00% 11/15/21	1,500,000	$ 1,510,107
2.00% 11/15/26	1,500,000	1,511,690
2.25% 2/15/27	650,000	666,225
2.38% 5/15/27	1,750,000	1,809,541
2.75% 5/31/23	52,000	53,995
2.88% 5/31/25	148,000	156,736
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.88% 5/15/28	750,000	$ 805,459
^United States Treasury Coupon Strip 0.00% 2/15/33	2,425,000	1,779,586
Total U.S. Treasury Obligations (Cost $25,490,469)		26,337,426

TOTAL INVESTMENTS–99.60% (Cost $228,691,530)	237,300,109
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	952,624
NET ASSETS APPLICABLE TO 19,162,890 SHARES OUTSTANDING–100.00%	$238,252,733
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND STANDARD CLASS ($188,108,351 / 15,124,801 Shares)	$12.437
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND SERVICE CLASS ($50,144,382 / 4,038,089 Shares)	$12.418
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$227,102,442
Distributable earnings/(accumulated loss)	11,150,291
TOTAL NET ASSETS	$238,252,733

✧ Class R-6 shares.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
Δ Securities have been classified by country of origin.
∞ Fully or partially pledged as collateral for futures contracts.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
★ Includes $17,957 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $103,979 variation margin due from broker on futures contracts, $149,737 payable for securities purchased, $287,735 payable for fund share redeemed, $1 foreign currencies due to custodian, $74,744 other accrued expenses payable, $117,911 due to manager and affiliates and $13,331 due to custodian as of June 30, 2019.
LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
67	E-mini MSCI EAFE Index	$ 6,443,055	$ 6,260,289	9/20/19	$182,766	$ —
(5)	E-mini Russell 2000 Index	(391,775)	(384,807)	9/20/19	—	(6,968)
3	E-mini S&P 500 Index	441,630	434,778	9/20/19	6,852	—
(47)	Euro STOXX 50 Index	(1,852,359)	(1,814,881)	9/20/19	—	(37,478)
(3)	Hang Seng Index	(547,352)	(540,981)	7/30/19	—	(6,371)
Total Futures Contracts					$189,618	$(50,817)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BB–Barclays Bank
DB–Deutsche Bank
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSCI–Morgan Stanley Capital International
RBS–Royal Bank of Scotland
REIT–Real Estate Investment Trust
REMICs–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
TIPS–Treasury Inflation-Protected Securities
USD–United States Dollar
WF–Wells Fargo
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–13

LVIP JPMorgan Retirement Income Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 1,996,192
Interest	1,329,092
3,325,284
EXPENSES:
Management fees	866,314
Distribution fees-Service Class	57,265
Accounting and administration expenses	40,100
Shareholder servicing fees	33,497
Reports and statements to shareholders	31,445
Professional fees	30,673
Pricing fees	7,460
Custodian fees	7,079
Trustees’ fees and expenses	3,400
Interest expense	2,984
Consulting fees	929
Other	6,355
1,087,501
Less:
Management fees waived	(417,295)
Expenses reimbursed	(68,532)
Total operating expenses	601,674
NET INVESTMENT INCOME	2,723,610
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	160,078
Foreign currencies	37
Futures contracts	40,713
Net realized gain	200,828
Net change in unrealized appreciation (depreciation) of:
Investments	17,768,517
Foreign currencies	2,515
Futures contracts	44,241
Net change in unrealized appreciation (depreciation)	17,815,273
NET REALIZED AND UNREALIZED GAIN	18,016,101
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,739,711
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,723,610	$ 5,622,408
Net realized gain (loss)	200,828	(255,596)
Net change in unrealized appreciation (depreciation)	17,815,273	(16,505,681)
Net increase (decrease) in net assets resulting from operations	20,739,711	(11,138,869)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(31,978,908)
Service Class	—	(7,192,797)
	—	(39,171,705)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,831,537	3,034,975
Service Class	7,422,968	6,910,507
Reinvestment of dividends and distributions:
Standard Class	—	31,978,908
Service Class	—	7,192,797
	9,254,505	49,117,187
Cost of shares redeemed:
Standard Class	(12,965,378)	(34,583,085)
Service Class	(4,283,334)	(6,541,224)
	(17,248,712)	(41,124,309)
Increase (decrease) in net assets derived from capital share transactions	(7,994,207)	7,992,878
NET INCREASE (DECREASE) IN NET ASSETS	12,745,504	(42,317,696)
NET ASSETS:
Beginning of period	225,507,229	267,824,925
End of period	$238,252,733	$225,507,229
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–14

LVIP JPMorgan Retirement Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17 [2]	12/31/16	12/31/15	12/31/14 [3]
Net asset value, beginning of period	$ 11.370	$ 14.163	$ 13.548	$ 13.751	$ 14.896	$ 15.257
Income (loss) from investment operations:
Net investment income[4]	0.144	0.310	0.316	0.297	0.348	0.402
Net realized and unrealized gain (loss)	0.923	(0.862)	1.162	0.353	(0.491)	0.342
Total from investment operations	1.067	(0.552)	1.478	0.650	(0.143)	0.744
Less dividends and distributions from:
Net investment income	—	(0.349)	(0.359)	(0.352)	(0.402)	(0.411)
Net realized gain	—	(1.892)	(0.504)	(0.501)	(0.600)	(0.694)
Total dividends and distributions	—	(2.241)	(0.863)	(0.853)	(1.002)	(1.105)
Net asset value, end of period	$ 12.437	$ 11.370	$ 14.163	$ 13.548	$ 13.751	$ 14.896
Total return[5]	9.38%	(4.53%)	10.96%	4.71%	(0.94%)	4.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$188,108	$182,539	$223,079	$226,619	$247,317	$283,263
Ratio of expenses to average net assets[6]	0.47%	0.46%	0.54%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.89%	0.87%	0.89%	0.88%	0.88%	0.87%
Ratio of net investment income to average net assets	2.41% [7]	2.31%	2.22%	2.13%	2.33%	2.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.99% [7]	1.90%	1.87%	1.97%	2.18%	2.44%
Portfolio turnover	15%	44%	192%	161%	140%	142%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, J.P. Morgan Investment Management, Inc. replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–15

LVIP JPMorgan Retirement Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17 [2]	12/31/16	12/31/15	12/31/14 [3]
Net asset value, beginning of period	$ 11.367	$ 14.161	$ 13.548	$ 13.751	$ 14.895	$ 15.257
Income (loss) from investment operations:
Net investment income[4]	0.128	0.275	0.281	0.262	0.310	0.362
Net realized and unrealized gain (loss)	0.923	(0.859)	1.159	0.353	(0.489)	0.342
Total from investment operations	1.051	(0.584)	1.440	0.615	(0.179)	0.704
Less dividends and distributions from:
Net investment income	—	(0.318)	(0.323)	(0.317)	(0.365)	(0.372)
Net realized gain	—	(1.892)	(0.504)	(0.501)	(0.600)	(0.694)
Total dividends and distributions	—	(2.210)	(0.827)	(0.818)	(0.965)	(1.066)
Net asset value, end of period	$ 12.418	$ 11.367	$ 14.161	$ 13.548	$ 13.751	$ 14.895
Total return[5]	9.25%	(4.76%)	10.68%	4.45%	(1.18%)	4.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 50,144	$ 42,968	$ 44,746	$41,617	$ 43,968	$47,038
Ratio of expenses to average net assets[6]	0.72%	0.71%	0.79%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.14%	1.12%	1.14%	1.13%	1.13%	1.12%
Ratio of net investment income to average net assets	2.16% [7]	2.06%	1.97%	1.88%	2.08%	2.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.74% [7]	1.65%	1.62%	1.72%	1.93%	2.19%
Portfolio turnover	15%	44%	192%	161%	140%	142%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2017, J.P. Morgan Investment Management, Inc. replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.
[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund–16

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Retirement Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may also invest in individual securities. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek to provide current income and some capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.
 Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP JPMorgan Retirement Income Fund–17

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.
 Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2019, the waiver amount is 0.354% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   Prior to May 1, 2019, the waiver amount was 0.365% of the Fund’s average daily net assets.   The management fee, net of waivers, is calculated daily and paid monthly.
Effective May 1, 2019, LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.476% of the Fund’s average daily net assets for the Standard Class and 0.726% for the Service Class. The waiver and/or reimbursemenet is acrrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   Prior to May 1, 2019, LIAC had contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.465% the Fund’s average daily net assets for the Standard Class and 0.715% for the Service Class.
LVIP JPMorgan Retirement Income Fund–18

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 26,109	$ 26,109
J.P. Morgan Investment Management, Inc. (“JPM”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays JPM a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$6,629
Legal	1,366
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $21,791 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$17,957
Management fees payable to LIAC	76,750
Distribution fees payable to LFD	10,068
Printing and mailing fees payable to Lincoln Life	25,473
Shareholder servicing fees payable to Lincoln Life	5,620
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP JPMorgan Retirement Income Fund–19

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$29,584,060
Purchases of U.S. government securities	4,148,176
Sales other than U.S. government securities	37,119,465
Sales of U.S. government securities	2,408,097
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$228,636,560
Aggregate unrealized appreciation of investments and derivatives	$ 10,653,260
Aggregate unrealized depreciation of investments and derivatives	(1,960,850)
Net unrealized appreciation of investments and derivatives	$ 8,692,410
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Retirement Income Fund–20

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$11,923,874	$—	$ 11,923,874
Agency Commercial Mortgage-Backed Securities	—	4,907,742	—	4,907,742
Agency Mortgage-Backed Securities	—	6,190,714	—	6,190,714
Agency Obligation	—	436,599	—	436,599
Corporate Bonds	—	20,369,777	—	20,369,777
Non-Agency Asset-Backed Securities	—	8,093,506	—	8,093,506
Non-Agency Collateralized Mortgage Obligations	—	892,307	—	892,307
Non-Agency Commercial Mortgage-Backed Securities	—	9,366,535	—	9,366,535
Sovereign Bond	—	256,253	—	256,253
U.S. Treasury Obligations	—	26,337,426	—	26,337,426
Investment Companies	147,603,435	—	—	147,603,435
Money Market Fund	921,941	—	—	921,941
Total Investments	$148,525,376	$88,774,733	$—	$237,300,109
Derivatives:

Assets:
Futures Contracts	$189,618	$—	$—	$189,618
Liabilities:
Futures Contracts	$ (50,817)	$—	$—	$ (50,817)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	153,605	224,462
Service Class	616,020	531,294
Shares reinvested:
Standard Class	—	2,644,995
Service Class	—	595,613
	769,625	3,996,364
Shares redeemed:
Standard Class	(1,082,574)	(2,566,381)
Service Class	(358,027)	(506,610)
	(1,440,601)	(3,072,991)
Net increase (decrease)	(670,976)	923,373
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the
LVIP JPMorgan Retirement Income Fund–21

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2019, the Fund pledged securities with a value of $931,763 as collateral for futures contracts.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$189,618	Receivables and other assets net of liabilities	$(50,817)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(184,144)	$ 266,127
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	224,857	(221,886)
Total		$ 40,713	$ 44,241
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$9,326,390	$4,576,789
6.  Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP JPMorgan Retirement Income Fund–22

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 6.  Credit and Market Risk (continued)
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Retirement Income Fund–23

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,101.20	0.79%	$4.12
Service Class Shares	1,000.00	1,099.80	1.04%	5.41
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.90	0.79%	$3.96
Service Class Shares	1,000.00	1,019.60	1.04%	5.21

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	93.96%
Aerospace & Defense	0.30%
Air Freight & Logistics	0.02%
Airlines	0.12%
Auto Components	0.62%
Automobiles	0.22%
Banks	7.85%
Beverages	1.23%
Biotechnology	0.83%
Building Products	0.93%
Capital Markets	4.27%
Chemicals	1.07%
Commercial Services & Supplies	0.03%
Communications Equipment	0.52%
Construction & Engineering	0.43%
Construction Materials	0.57%
Consumer Finance	0.67%
Containers & Packaging	2.39%
Distributors	0.44%
Diversified Consumer Services	0.07%
Diversified Financial Services	0.13%
Diversified Telecommunication Services	0.33%
Electric Utilities	2.96%
Electrical Equipment	1.80%
Electronic Equipment, Instruments & Components	2.91%
Energy Equipment & Services	0.03%
Entertainment	0.29%
Equity Real Estate Investment Trusts	10.31%
Food & Staples Retailing	0.58%
Food Products	1.51%
Gas Utilities	0.77%
Health Care Equipment & Supplies	1.41%
Health Care Providers & Services	4.84%
Hotels, Restaurants & Leisure	1.54%
Household Durables	1.24%
Household Products	0.58%
Independent Power and Renewable Electricity Producers	1.03%
Industrial Conglomerates	0.61%
Insurance	6.74%
Interactive Media & Services	0.09%
Internet & Direct Marketing Retail	1.02%
IT Services	1.90%
Life Sciences Tools & Services	0.23%
Machinery	2.91%
Media	2.91%
Security Type/Sector	Percentage of Net Assets
Metals & Mining	0.15%
Multiline Retail	1.03%
Multi-Utilities	3.99%
Oil, Gas & Consumable Fuels	5.96%
Paper & Forest Products	0.18%
Personal Products	0.38%
Pharmaceuticals	0.74%
Professional Services	0.56%
Real Estate Management & Development	1.03%
Road & Rail	0.27%
Semiconductors & Semiconductor Equipment	1.43%
Software	1.00%
Specialty Retail	3.40%
Technology Hardware, Storage & Peripherals	0.57%
Textiles, Apparel & Luxury Goods	1.20%
Tobacco	0.09%
Trading Companies & Distributors	0.70%
Wireless Telecommunication Services	0.03%
Money Market Fund	5.75%
Total Investments	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
CMS Energy	1.45%
WEC Energy Group	1.44%
Xcel Energy	1.43%
M&T Bank	1.42%
Williams	1.40%
Loews	1.36%
Ameriprise Financial	1.18%
AutoZone	1.15%
Diamondback Energy	1.08%
SunTrust Banks	1.05%
Total	12.96%

IT–Information Technology

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–93.96%
Aerospace & Defense–0.30%
Huntington Ingalls Industries	4,210	$ 946,155
Spirit AeroSystems Holdings Class A	4,580	372,675
†Teledyne Technologies	1,200	328,644
†TransDigm Group	690	333,822
		1,981,296
Air Freight & Logistics–0.02%
CH Robinson Worldwide	1,600	134,960
		134,960
Airlines–0.12%
†United Continental Holdings	9,410	823,846
		823,846
Auto Components–0.62%
BorgWarner	82,417	3,459,866
Lear	4,700	654,569
		4,114,435
Automobiles–0.22%
General Motors	38,200	1,471,846
		1,471,846
Banks–7.85%
Bank of America	120,300	3,488,700
CIT Group	16,160	849,046
Citigroup	46,810	3,278,104
Citizens Financial Group	146,065	5,164,858
Comerica	44,946	3,264,878
East West Bancorp	3,700	173,049
Fifth Third Bancorp	227,430	6,345,297
First Republic Bank	42,348	4,135,282
Huntington Bancshares	246,669	3,408,966
KeyCorp	15,100	268,025
M&T Bank	55,888	9,504,872
Popular	34,670	1,880,501
Regions Financial	65,960	985,442
Signature Bank	5,150	622,326
SunTrust Banks	111,737	7,022,671
†SVB Financial Group	1,375	308,811
Zions Bancorp	36,778	1,691,053
		52,391,881
Beverages–1.23%
Constellation Brands Class A	19,875	3,914,183
Keurig Dr Pepper	64,459	1,862,865
Molson Coors Brewing Class B	32,725	1,832,600
PepsiCo	4,500	590,085
		8,199,733
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology–0.83%
AbbVie	11,420	$ 830,462
†Alkermes	6,400	144,256
†Alnylam Pharmaceuticals	3,975	288,426
Amgen	9,040	1,665,891
†Biogen	1,480	346,128
†BioMarin Pharmaceutical	200	17,130
†Bluebird Bio	1,300	165,360
†Celgene	1,610	148,828
†Exelixis	8,300	177,371
Gilead Sciences	20,510	1,385,656
†Incyte	1,625	138,060
†Moderna	16,400	240,096
		5,547,664
Building Products–0.93%
Armstrong World Industries	8,500	826,200
Fortune Brands Home & Security	61,612	3,519,894
Masco	47,500	1,863,900
		6,209,994
Capital Markets–4.27%
Ameriprise Financial	54,061	7,847,495
E*TRADE Financial	1,400	62,440
Invesco	84,969	1,738,466
LPL Financial Holdings	18,400	1,500,888
MarketAxess Holdings	725	233,029
MSCI	6,515	1,555,717
Northern Trust	49,615	4,465,350
Raymond James Financial	51,095	4,320,082
T. Rowe Price Group	62,045	6,806,957
		28,530,424
Chemicals–1.07%
Cabot	9,790	467,081
CF Industries Holdings	19,340	903,372
Eastman Chemical	500	38,915
Huntsman	58,280	1,191,243
Sherwin-Williams	9,194	4,213,518
Westlake Chemical	4,900	340,354
		7,154,483
Commercial Services & Supplies–0.03%
†Clean Harbors	3,000	213,300
		213,300
Communications Equipment–0.52%
Cisco Systems	22,940	1,255,506
†CommScope Holding	105,915	1,666,043
†F5 Networks	2,250	327,668
Ubiquiti Networks	1,450	190,675
		3,439,892
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.43%
†AECOM	37,850	$ 1,432,622
EMCOR Group	5,360	472,216
Jacobs Engineering Group	11,440	965,422
		2,870,260
Construction Materials–0.57%
Martin Marietta Materials	16,506	3,798,196
		3,798,196
Consumer Finance–0.67%
Ally Financial	64,470	1,997,925
American Express	5,890	727,062
†Credit Acceptance	1,810	875,732
Discover Financial Services	10,940	848,835
		4,449,554
Containers & Packaging–2.39%
Avery Dennison	4,240	490,483
Ball	86,518	6,055,395
†Berry Global Group	21,500	1,130,685
†Crown Holdings	9,750	595,725
Silgan Holdings	149,911	4,587,276
WestRock	85,142	3,105,129
		15,964,693
Distributors–0.44%
Genuine Parts	28,035	2,903,865
		2,903,865
Diversified Consumer Services–0.07%
†frontdoor	4,850	211,218
†ServiceMaster Global Holdings	5,400	281,286
		492,504
Diversified Financial Services–0.13%
Voya Financial	16,000	884,800
		884,800
Diversified Telecommunication Services–0.33%
Verizon Communications	39,050	2,230,926
		2,230,926
Electric Utilities–2.96%
American Electric Power	5,400	475,254
Edison International	29,726	2,003,830
Entergy	2,650	272,764
Evergy	72,106	4,337,176
Exelon	48,930	2,345,704
OGE Energy	15,700	668,192
Southern	1,810	100,057
Xcel Energy	160,723	9,561,411
		19,764,388
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–1.80%
Acuity Brands	29,001	$ 3,999,528
AMETEK	51,722	4,698,426
GrafTech International	32,000	368,000
Hubbell	19,852	2,588,701
Regal Beloit	4,700	384,037
		12,038,692
Electronic Equipment, Instruments & Components–2.91%
Amphenol Class A	47,416	4,549,091
†Arrow Electronics	68,011	4,847,144
CDW	59,359	6,588,849
†Coherent	2,500	340,925
†Keysight Technologies	30,512	2,740,283
†Tech Data	3,270	342,042
		19,408,334
Energy Equipment & Services–0.03%
Baker Hughes	6,820	167,977
		167,977
Entertainment–0.29%
Activision Blizzard	4,350	205,320
†Take-Two Interactive Software	12,850	1,458,861
Viacom Class B	3,300	98,571
†Zynga Class A	33,300	204,129
		1,966,881
Equity Real Estate Investment Trusts–10.31%
American Campus Communities	53,449	2,467,206
American Homes 4 Rent Class A	119,634	2,908,303
American Tower	3,780	772,821
AvalonBay Communities	29,328	5,958,863
Boston Properties	41,919	5,407,551
Brixmor Property Group	200,059	3,577,055
Camden Property Trust	1,100	114,829
CoreSite Realty	400	46,068
Douglas Emmett	1,860	74,102
Duke Realty	12,200	385,642
Equinix	2,945	1,485,134
Equity Commonwealth	11,260	366,175
Equity LifeStyle Properties	3,705	449,565
Equity Residential	6,300	478,296
Essex Property Trust	15,082	4,402,888
Extra Space Storage	3,310	351,191
Federal Realty Investment Trust	35,869	4,618,492
Gaming and Leisure Properties	14,800	576,904
GEO Group	12,190	256,112
Healthcare Trust of America Class A	10,300	282,529

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Host Hotels & Resorts	14,600	$ 266,012
Hudson Pacific Properties	3,300	109,791
Invitation Homes	20,500	547,965
JBG SMITH Properties	47,651	1,874,590
Kimco Realty	158,518	2,929,413
Liberty Property Trust	16,900	845,676
Medical Properties Trust	43,840	764,570
Mid-America Apartment Communities	1,399	164,746
Outfront Media	133,026	3,430,741
Paramount Group	2,300	32,223
Park Hotels & Resorts	24,840	684,590
Rayonier	110,667	3,353,210
Realty Income	22,900	1,579,413
Regency Centers	42,349	2,826,372
Retail Properties of America Class A	16,500	194,040
†SBA Communications	4,170	937,583
SL Green Realty	8,850	711,274
Sun Communities	4,950	634,541
Ventas	34,582	2,363,680
VICI Properties	13,500	297,540
Vornado Realty Trust	72,804	4,666,736
Weyerhaeuser	99,270	2,614,772
WP Carey	24,646	2,000,762
		68,809,966
Food & Staples Retailing–0.58%
Kroger	110,042	2,389,012
Walgreens Boots Alliance	3,220	176,037
Walmart	11,830	1,307,097
		3,872,146
Food Products–1.51%
Archer-Daniels-Midland	11,550	471,240
Ingredion	2,645	218,186
†Pilgrim's Pride	58,360	1,481,760
†Post Holdings	47,677	4,956,978
Tyson Foods Class A	36,550	2,951,047
		10,079,211
Gas Utilities–0.77%
National Fuel Gas	83,660	4,413,065
UGI	13,870	740,797
		5,153,862
Health Care Equipment & Supplies–1.41%
Cooper	100	33,689
Dentsply Sirona	7,200	420,192
Hill-Rom Holdings	9,100	952,042
†Hologic	19,990	959,920
†STERIS	400	59,552
Teleflex	800	264,920
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings	57,264	$ 6,742,263
		9,432,578
Health Care Providers & Services–4.84%
AmerisourceBergen	72,048	6,142,812
Anthem	6,050	1,707,371
Cardinal Health	10,000	471,000
†Centene	18,600	975,384
†Cigna	25,274	3,981,919
†Covetrus	13,682	334,662
†DaVita	16,700	939,542
†Henry Schein	47,687	3,333,321
Humana	7,481	1,984,709
†Laboratory Corp of America Holdings	29,634	5,123,719
McKesson	3,080	413,921
†Premier Class A	19,100	747,001
†Tenet Healthcare	18,790	388,201
UnitedHealth Group	5,060	1,234,691
Universal Health Services Class B	34,618	4,513,841
		32,292,094
Hotels, Restaurants & Leisure–1.54%
†Chipotle Mexican Grill	700	513,016
Hilton Worldwide Holdings	48,094	4,700,707
Starbucks	20,770	1,741,149
Wendy's	43,110	844,094
Wyndham Destinations	43,850	1,925,015
Yum China Holdings	12,100	559,020
		10,283,001
Household Durables–1.24%
Garmin	2,700	215,460
†Mohawk Industries	36,065	5,318,505
Newell Brands	91,030	1,403,683
†NVR	75	252,769
PulteGroup	25,620	810,104
Toll Brothers	8,460	309,805
		8,310,326
Household Products–0.58%
Energizer Holdings	60,812	2,349,776
Procter & Gamble	14,110	1,547,161
		3,896,937
Independent Power and Renewable Electricity Producers–1.03%
AES	138,120	2,314,891
NRG Energy	63,340	2,224,501
Vistra Energy	103,410	2,341,202
		6,880,594

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.61%
Carlisle	29,058	$ 4,080,034
		4,080,034
Insurance–6.74%
†Alleghany	4,361	2,970,321
Allstate	20,000	2,033,800
American Financial Group	4,570	468,288
American National Insurance	300	34,941
Aon	2,950	569,291
†Arch Capital Group	2,920	108,274
Assurant	590	62,764
Assured Guaranty	2,970	124,978
Everest Re Group	1,675	414,026
Fidelity National Financial	3,150	126,945
First American Financial	11,800	633,660
Hanover Insurance Group	4,360	559,388
Hartford Financial Services Group	116,455	6,488,873
Loews	165,672	9,057,288
Marsh & McLennan	40,097	3,999,676
Mercury General	7,700	481,250
MetLife	9,190	456,467
Old Republic International	2,800	62,664
Primerica	5,940	712,503
Principal Financial Group	68,419	3,962,828
Progressive	57,367	4,585,344
Travelers	15,200	2,272,704
Unum Group	32,685	1,096,582
Willis Towers Watson	2,695	516,200
WR Berkley	48,233	3,180,002
		44,979,057
Interactive Media & Services–0.09%
†Twitter	18,000	628,200
		628,200
Internet & Direct Marketing Retail–1.02%
†Chewy Class A	9,900	346,500
Expedia Group	48,818	6,494,259
		6,840,759
IT Services–1.90%
†Akamai Technologies	10,300	825,442
†Black Knight	9,621	578,703
Booz Allen Hamilton Holding	5,200	344,292
†Euronet Worldwide	4,060	683,054
Fidelity National Information Services	3,300	404,844
Genpact	52,500	1,999,725
Jack Henry & Associates	28,095	3,762,482
Leidos Holdings	20,520	1,638,522
Sabre	27,123	602,131
Total System Services	7,100	910,717
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Worldpay Class A	7,445	$ 912,385
		12,662,297
Life Sciences Tools & Services–0.23%
Agilent Technologies	8,200	612,294
†IQVIA Holdings	5,700	917,130
		1,529,424
Machinery–2.91%
Allison Transmission Holdings	25,020	1,159,677
Caterpillar	1,500	204,435
Crane	8,170	681,705
Cummins	4,770	817,292
Dover	8,190	820,638
†Gardner Denver Holdings	18,700	647,020
IDEX	27,590	4,749,343
Ingersoll-Rand	8,600	1,089,362
†Middleby	29,102	3,949,141
Snap-on	28,816	4,773,082
Timken	9,900	508,266
		19,399,961
Media–2.91%
†Altice USA Class A	29,200	711,020
†AMC Networks Class A	7,860	428,291
CBS Class B	52,415	2,615,509
Comcast Class A	65,000	2,748,200
†DISH Network Class A	95,959	3,685,785
†Liberty Broadband Class C	20,578	2,144,639
†Liberty Media-Liberty SiriusXM Class C	85,029	3,229,401
Nexstar Media Group Class A	8,100	818,100
Omnicom Group	5,890	482,686
Sinclair Broadcast Group Class A	47,750	2,560,833
		19,424,464
Metals & Mining–0.15%
Reliance Steel & Aluminum	2,400	227,088
Steel Dynamics	25,930	783,086
		1,010,174
Multiline Retail–1.03%
Dollar General	7,300	986,668
Kohl's	72,798	3,461,545
Nordstrom	75,972	2,420,468
		6,868,681
Multi-Utilities–3.99%
CenterPoint Energy	7,070	202,414
CMS Energy	167,846	9,719,962
Consolidated Edison	6,600	578,688
Sempra Energy	47,528	6,532,248

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
WEC Energy Group	115,484	$ 9,627,901
		26,661,213
Oil, Gas & Consumable Fuels–5.96%
Cabot Oil & Gas	169,384	3,889,057
Chevron	28,150	3,502,986
ConocoPhillips	37,230	2,271,030
CVR Energy	10,540	526,895
Devon Energy	20,900	596,068
Diamondback Energy	66,259	7,220,243
EQT	123,460	1,951,903
†Equitrans Midstream	113,976	2,246,467
HollyFrontier	12,330	570,632
Marathon Oil	54,210	770,324
Marathon Petroleum	6,390	357,073
PBF Energy Class A	123,745	3,873,218
Peabody Energy	17,030	410,423
Phillips 66	10,830	1,013,038
Valero Energy	14,140	1,210,525
Williams	332,516	9,323,749
†WPX Energy	3,780	43,508
		39,777,139
Paper & Forest Products–0.18%
Domtar	26,430	1,176,928
		1,176,928
Personal Products–0.38%
Coty Class A	120,367	1,612,918
†Herbalife Nutrition	18,000	769,680
Nu Skin Enterprises Class A	2,600	128,232
		2,510,830
Pharmaceuticals–0.74%
Allergan	3,420	572,610
†Elanco Animal Health	8,400	283,920
Eli Lilly & Co.	1,200	132,948
†Jazz Pharmaceuticals	6,080	866,765
†Mylan	28,130	535,595
†Nektar Therapeutics	4,800	170,784
Perrigo	5,800	276,196
Pfizer	48,290	2,091,923
		4,930,741
Professional Services–0.56%
†CoStar Group	850	470,951
†IHS Markit	17,500	1,115,100
ManpowerGroup	19,840	1,916,544
Nielsen Holdings	9,300	210,180
		3,712,775
Real Estate Management & Development–1.03%
†CBRE Group Class A	109,067	5,595,137
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Cushman & Wakefield	73,483	$ 1,313,876
		6,909,013
Road & Rail–0.27%
CSX	13,200	1,021,284
Landstar System	1,560	168,464
†Lyft Class A	2,500	164,275
Schneider National Class B	24,400	445,056
		1,799,079
Semiconductors & Semiconductor Equipment–1.43%
Analog Devices	17,884	2,018,567
Applied Materials	14,800	664,668
KLA-Tencor	3,100	366,420
Lam Research	11,700	2,197,728
Marvell Technology Group	49,140	1,172,972
†Micron Technology	16,000	617,440
MKS Instruments	4,400	342,716
NXP Semiconductors	9,950	971,219
†ON Semiconductor	24,060	486,253
QUALCOMM	8,960	681,587
Teradyne	1,000	47,910
		9,567,480
Software–1.00%
†Fair Isaac	1,400	439,628
†Nuance Communications	36,700	586,099
Oracle	12,920	736,052
†Synopsys	33,676	4,333,765
VMware Class A	3,540	591,923
		6,687,467
Specialty Retail–3.40%
†AutoZone	6,958	7,650,122
Best Buy	84,743	5,909,129
Gap	159,033	2,857,823
†O'Reilly Automotive	6,075	2,243,619
Tiffany & Co.	43,111	4,036,914
		22,697,607
Technology Hardware, Storage & Peripherals–0.57%
†Dell Technologies Class C	29,139	1,480,261
†NCR	10,000	311,000
Xerox	56,400	1,997,124
		3,788,385
Textiles, Apparel & Luxury Goods–1.20%
†Deckers Outdoor	2,800	492,716
†Lululemon Athletica	2,600	468,546
PVH	38,021	3,598,307
Ralph Lauren	30,532	3,468,130
		8,027,699

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.09%
Altria Group	12,430	$ 588,561
		588,561
Trading Companies & Distributors–0.70%
†HD Supply Holdings	29,800	1,200,344
MSC Industrial Direct Class A	41,277	3,065,230
†United Rentals	3,270	433,700
		4,699,274
Wireless Telecommunication Services–0.03%
Telephone & Data Systems	7,500	228,000
		228,000
Total Common Stock (Cost $495,210,922)		627,350,781

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.75%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	38,397,303	$ 38,397,303
Total Money Market Fund (Cost $38,397,303)		38,397,303

TOTAL INVESTMENTS–99.71% (Cost $533,608,225)	665,748,084
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,950,843
NET ASSETS APPLICABLE TO 39,693,025 SHARES OUTSTANDING–100.00%	$667,698,927
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($37,379,245 / 2,204,665 Shares)	$16.955
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($630,319,682 / 37,488,360 Shares)	$16.814
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$556,742,943
Distributable earnings/(accumulated loss)	110,955,984
TOTAL NET ASSETS	$667,698,927

† Non-income producing.
★ Includes $914,499 cash collateral held at broker for futures contracts, $449,421 variation margin due from broker on futures contracts, $15,890,671 payable for securities purchased, $330,125 payable for fund share redeemed, $88,117 other accrued expenses payable and $558,148 due to manager and affiliates as of June 30, 2019.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
73	E-mini S&P 500 Index	$10,746,330	$10,578,658	9/20/19	$167,672	$—
52	E-mini S&P MidCap 400 Index	10,140,000	9,914,737	9/20/19	225,263	—
Total Futures Contracts					$392,935	$—

[1]	See Note 5 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 6,989,042
Interest	35,976
Foreign Taxes Withheld	(3,090)
7,021,928
EXPENSES:
Management fees	2,280,082
Distribution fees-Service Class	769,011
Shareholder servicing fees	94,426
Accounting and administration expenses	84,163
Reports and statements to shareholders	48,630
Professional fees	17,616
Custodian fees	10,850
Trustees’ fees and expenses	9,647
Pricing fees	3,044
Consulting fees	2,017
Other	6,390
Total operating expenses	3,325,876
NET INVESTMENT INCOME	3,696,052
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	7,885,902
Futures contracts	(39,473,185)
Net realized loss	(31,587,283)
Net change in unrealized appreciation (depreciation) of:
Investments	85,544,796
Futures contracts	3,866,074
Net change in unrealized appreciation (depreciation)	89,410,870
NET REALIZED AND UNREALIZED GAIN	57,823,587
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 61,519,639
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,696,052	$ 6,908,430
Net realized gain (loss)	(31,587,283)	21,667,607
Net change in unrealized appreciation (depreciation)	89,410,870	(110,359,283)
Net increase (decrease) in net assets resulting from operations	61,519,639	(81,783,246)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(524,952)
Service Class	—	(7,482,604)
	—	(8,007,556)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,119,358	3,237,309
Service Class	25,050,644	52,748,154
Reinvestment of dividends and distributions:
Standard Class	—	524,952
Service Class	—	7,482,604
	27,170,002	63,993,019
Cost of shares redeemed:
Standard Class	(1,683,771)	(6,725,725)
Service Class	(29,510,039)	(67,471,379)
	(31,193,810)	(74,197,104)
Decrease in net assets derived from capital share transactions	(4,023,808)	(10,204,085)
NET INCREASE (DECREASE) IN NET ASSETS	57,495,831	(99,994,887)
NET ASSETS:
Beginning of period	610,203,096	710,197,983
End of period	$667,698,927	$ 610,203,096
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 15.396	$ 17.735	$ 15.618	$ 14.299	$ 15.623	$ 14.564
Income (loss) from investment operations:
Net investment income[3]	0.112	0.217	0.164	0.138	0.113	0.133
Net realized and unrealized gain (loss)	1.447	(2.311)	2.129	1.294	(1.322)	1.050
Total from investment operations	1.559	(2.094)	2.293	1.432	(1.209)	1.183
Less dividends and distributions from:
Net investment income	—	(0.245)	(0.176)	(0.113)	(0.103)	(0.123)
Net realized gain	—	—	—	—	(0.012)	(0.001)
Total dividends and distributions	—	(0.245)	(0.176)	(0.113)	(0.115)	(0.124)
Net asset value, end of period	$ 16.955	$ 15.396	$ 17.735	$ 15.618	$ 14.299	$ 15.623
Total return[4]	10.12%	(11.80%)	14.69%	10.01%	(7.74%)	8.11%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 37,379	$ 33,519	$ 41,504	$ 36,086	$ 32,080	$32,478
Ratio of expenses to average net assets	0.79%	0.78%	0.77%	0.78%	0.80%	0.81%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.78%	0.77%	0.78%	0.81%	0.84%
Ratio of net investment income to average net assets	1.37%	1.24%	0.99%	0.94%	0.74%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.37%	1.24%	0.99%	0.94%	0.73%	0.86%
Portfolio turnover	20%	35%	31%	77%	20%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 15.287	$ 17.605	$ 15.507	$ 14.202	$ 15.515	$ 14.466
Income (loss) from investment operations:
Net investment income[3]	0.091	0.172	0.121	0.101	0.074	0.095
Net realized and unrealized gain (loss)	1.436	(2.289)	2.112	1.280	(1.310)	1.041
Total from investment operations	1.527	(2.117)	2.233	1.381	(1.236)	1.136
Less dividends and distributions from:
Net investment income	—	(0.201)	(0.135)	(0.076)	(0.065)	(0.086)
Return of capital	—	—	—	—	(0.012)	(0.001)
Total dividends and distributions	—	(0.201)	(0.135)	(0.076)	(0.077)	(0.087)
Net asset value, end of period	$ 16.814	$ 15.287	$ 17.605	$ 15.507	$ 14.202	$ 15.515
Total return[4]	9.98%	(12.02%)	14.41%	9.72%	(7.96%)	7.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$630,320	$ 576,684	$668,694	$568,907	$415,676	$328,511
Ratio of expenses to average net assets	1.04%	1.03%	1.02%	1.03%	1.05%	1.06%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.03%	1.02%	1.03%	1.06%	1.09%
Ratio of net investment income to average net assets	1.12%	0.99%	0.74%	0.69%	0.49%	0.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.12%	0.99%	0.74%	0.69%	0.48%	0.61%
Portfolio turnover	20%	35%	31%	77%	20%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.
 Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.
 In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $11,140 for the six months ended June 30, 2019. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the Fund’s average daily net assets; 0.75% of the next $90 million; and 0.65% of the Fund’s average daily net assets in excess of $150 million.   The management fee is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets. SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$18,706
Legal	3,854
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $33,061 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$378,087
Distribution fees payable to LFD	127,444
Printing and mailing fees payable to Lincoln Life	36,959
Shareholder servicing fees payable to Lincoln Life	15,658
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–14

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$124,175,735
Sales	156,222,255
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$533,608,225
Aggregate unrealized appreciation of investments and derivatives	$150,537,913
Aggregate unrealized depreciation of investments and derivatives	(18,005,119)
Net unrealized appreciation of investments and derivatives	$132,532,794
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$627,350,781	$—	$—	$627,350,781
Money Market Fund	38,397,303	—	—	38,397,303
Total Investments	$665,748,084	$—	$—	$665,748,084
Derivatives:

Assets:
Futures Contracts	$392,935	$—	$—	$392,935
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	129,374	184,655
Service Class	1,551,139	3,083,768
Shares reinvested:
Standard Class	—	34,191
Service Class	—	490,736
	1,680,513	3,793,350
Shares redeemed:
Standard Class	(101,891)	(381,898)
Service Class	(1,787,343)	(3,833,043)
	(1,889,234)	(4,214,941)
Net decrease	(208,721)	(421,591)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$392,935	Receivables and other assets net of liabilities	$—
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–16

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(39,473,185)	$3,866,074
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$14,888,021	$89,613,591
6. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–17

LVIP Loomis Sayles Global Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Loomis Sayles Global Growth Fund

LVIP Loomis Sayles Global Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Loomis Sayles Global Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,241.30	0.77%	$4.28
Service Class Shares	1,000.00	1,239.10	1.12%	6.22
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.77%	$3.86
Service Class Shares	1,000.00	1,019.20	1.12%	5.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Security Type/Country	Percentage of Net Assets
Common Stock	97.97%
Argentina	5.55%
Brazil	2.14%
China	13.91%
Denmark	3.19%
France	4.33%
Hong Kong	0.70%
Netherlands	4.32%
Switzerland	8.46%
United Kingdom	5.44%
United States	49.93%
Money Market Fund	2.04%
Total Investments	100.01%
Liabilities Net of Receivables and Other Assets	(0.01)%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Air Freight & Logistics	1.51%
Beverages	5.65%
Capital Markets	1.40%
Consumer Finance	1.07%
Energy Equipment & Services	1.85%
Food Products	4.92%
Health Care Equipment & Supplies	0.27%
Hotels, Restaurants & Leisure	7.64%
Household Products	5.31%
Interactive Media & Services	13.71%
Internet & Direct Marketing Retail	16.72%
IT Services	6.77%
Machinery	3.63%
Personal Products	2.28%
Pharmaceuticals	9.19%
Professional Services	2.67%
Semiconductors & Semiconductor Equipment	2.60%
Software	7.64%
Textiles, Apparel & Luxury Goods	3.14%
Total	97.97%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	6.25%
MercadoLibre	5.55%
Facebook Class A	4.98%
Alibaba Group Holding ADR	4.92%
Visa Class A	4.73%
Oracle	4.69%
Roche Holding	4.01%
Yum China Holdings	3.96%
Alphabet Class A	3.70%
Deere & Co.	3.63%
Total	46.42%

ADR–American Depositary Receipt
IT–Information Technology
LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.97%
Argentina–5.55%
†MercadoLibre	2,963	$ 1,812,674
		1,812,674
Brazil–2.14%
Ambev ADR	149,969	700,355
		700,355
China–13.91%
†Alibaba Group Holding ADR	9,493	1,608,589
†Baidu ADR	5,629	660,619
■Tencent Holdings	21,700	981,695
Yum China Holdings	28,029	1,294,940
		4,545,843
Denmark–3.19%
Novo Nordisk Class B	20,396	1,041,770
		1,041,770
France–4.33%
Danone	10,536	892,106
Sodexo	4,477	523,334
		1,415,440
Hong Kong–0.70%
■PRADA	74,200	229,435
		229,435
Netherlands–4.32%
†Adyen	864	666,477
Unilever CVA	12,252	744,409
		1,410,886
Switzerland–8.46%
†Alcon	1,425	87,994
Nestle	6,909	715,235
Novartis	7,123	650,271
Roche Holding	4,659	1,310,053
		2,763,553
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom–5.44%
Diageo	12,088	$ 520,270
Experian	28,827	873,157
Reckitt Benckiser Group	4,854	383,246
		1,776,673
United States–49.93%
†Alphabet Class A	1,115	1,207,322
†Amazon.com	1,078	2,041,333
American Express	2,822	348,348
Coca-Cola	12,255	624,025
Colgate-Palmolive	7,788	558,166
Core Laboratories	1,467	76,695
Deere & Co.	7,167	1,187,643
Expeditors International of Washington	6,487	492,104
†Facebook Class A	8,439	1,628,727
Microsoft	7,201	964,646
Oracle	26,903	1,532,664
Procter & Gamble	7,248	794,743
QUALCOMM	11,185	850,843
Schlumberger	13,300	528,542
SEI Investments	8,137	456,486
†Under Armour Class A	31,466	797,663
Visa Class A	8,913	1,546,851
Yum Brands	6,130	678,407
		16,315,208
Total Common Stock (Cost $27,587,800)		32,011,837

MONEY MARKET FUND–2.04%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.31%)	667,836	667,836
Total Money Market Fund (Cost $667,836)		667,836

TOTAL INVESTMENTS–100.01% (Cost $28,255,636)	32,679,673
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01)%	(4,625)
NET ASSETS APPLICABLE TO 2,809,466 SHARES OUTSTANDING–100.00%	$32,675,048
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND STANDARD CLASS ($32,284,975 / 2,775,845 Shares)	$11.631
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND SERVICE CLASS ($390,072 / 33,621 Shares)	$11.602
LVIP Loomis Sayles Global Growth Fund–3

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$28,133,617
Distributable earnings/(accumulated loss)	4,541,431
TOTAL NET ASSETS	$32,675,048

† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
★ Includes $16,631 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $20,266 payable for fund share redeemed, $32,427 other accrued expenses payable and $18,848 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–4

LVIP Loomis Sayles Global Growth Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 288,281
Interest	4,931
Foreign Taxes Withheld	(24,544)
268,668
EXPENSES:
Management fees	105,193
Accounting and administration expenses	16,711
Professional fees	16,183
Custodian fees	8,495
Shareholder servicing fees	4,486
Reports and statements to shareholders	2,243
Trustees’ fees and expenses	428
Distribution fees-Service Class	314
Consulting fees	16
Other	2,280
156,349
Less:
Expenses reimbursed	(36,919)
Total operating expenses	119,430
NET INVESTMENT INCOME	149,238
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	25,524
Foreign currencies	(747)
Net realized gain	24,777
Net change in unrealized appreciation (depreciation) of:
Investments	6,350,680
Foreign currencies	486
Net change in unrealized appreciation (depreciation)	6,351,166
NET REALIZED AND UNREALIZED GAIN	6,375,943
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,525,181
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	5/1/18* to 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 149,238	$ 91,246
Net realized gain (loss)	24,777	(89,260)
Net change in unrealized appreciation (depreciation)	6,351,166	(1,926,826)
Net increase (decrease) in net assets resulting from operations	6,525,181	(1,924,840)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(58,874)
Service Class	—	(36)
	—	(58,910)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,024,806	31,592,620
Service Class	321,584	98,317
Reinvestment of dividends and distributions:
Standard Class	—	58,874
Service Class	—	36
	2,346,390	31,749,847
Cost of shares redeemed:
Standard Class	(3,856,015)	(2,060,598)
Service Class	(26,909)	(19,098)
	(3,882,924)	(2,079,696)
Increase (decrease) in net assets derived from capital share transactions	(1,536,534)	29,670,151
NET INCREASE IN NET ASSETS	4,988,647	27,686,401
NET ASSETS:
Beginning of period	27,686,401	—
End of period	$32,675,048	$27,686,401

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–5

LVIP Loomis Sayles Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	5/1/18 to12/31/18[2]

Net asset value, beginning of period	$ 9.370	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.052	0.033
Net realized and unrealized gain (loss)	2.209	(0.643)
Total from investment operations	2.261	(0.610)
Less dividends and distributions from:
Net investment income	—	(0.020)
Total dividends and distributions	—	(0.020)
Net asset value, end of period	$ 11.631	$ 9.370
Total return[4]	24.13%	(6.11%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 32,285	$ 27,614
Ratio of expenses to average net assets	0.77%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.01%
Ratio of net investment income to average net assets	0.97%	0.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.73%	0.24%
Portfolio turnover	5%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–6

LVIP Loomis Sayles Global Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	5/1/18 to12/31/18[2]

Net asset value, beginning of period	$ 9.363	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.033	0.009
Net realized and unrealized gain (loss)	2.206	(0.641)
Total from investment operations	2.239	(0.632)
Less dividends and distributions from:
Net investment income	—	(0.005)
Total dividends and distributions	—	(0.005)
Net asset value, end of period	$ 11.602	$ 9.363
Total return[4]	23.91%	(6.32%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 390	$ 73
Ratio of expenses to average net assets	1.12%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.36%	1.36%
Ratio of net investment income to average net assets	0.62%	0.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.38%	(0.11%)
Portfolio turnover	5%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund–7

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Loomis Sayles Global Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019, and for (year ended December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Loomis Sayles Global Growth Fund–8

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.68% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.77% of the average daily net assets for the Standard Class and 1.12% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 20,289	$ 20,289
Loomis, Sayles & Company, L.P. (’’Loomis Sayles’’) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Loomis Sayles a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$839
Legal	173
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Loomis Sayles Global Growth Fund–9

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $49 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$16,631
Management fees payable to LIAC	17,857
Distribution fees payable to LFD	99
Printing and mailing fees payable to Lincoln Life	131
Shareholder servicing fees payable to Lincoln Life	761
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,410,933
Sales	3,094,477
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$28,255,636
Aggregate unrealized appreciation of investments	$ 5,832,995
Aggregate unrealized depreciation of investments	(1,408,958)
Net unrealized appreciation of investments	$ 4,424,037
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Loomis Sayles Global Growth Fund–10

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 1,812,674	$ —	$—	$ 1,812,674
Brazil	700,355	—	—	700,355
China	3,564,148	981,695	—	4,545,843
Denmark	—	1,041,770	—	1,041,770
France	523,334	892,106	—	1,415,440
Hong Kong	—	229,435	—	229,435
Netherlands	—	1,410,886	—	1,410,886
Switzerland	87,994	2,675,559	—	2,763,553
United Kingdom	—	1,776,673	—	1,776,673
United States	16,315,208	—	—	16,315,208
Money Market Fund	667,836	—	—	667,836
Total Investments	$23,671,549	$9,008,124	$—	$32,679,673
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	5/1/18 * to
	6/30/19	12/31/18
Shares sold:
Standard Class	187,556	3,143,953
Service Class	28,323	9,570
Shares reinvested:
Standard Class	—	5,956
Service Class	—	4
	215,879	3,159,483
Shares redeemed:
Standard Class	(358,676)	(202,944)
Service Class	(2,481)	(1,795)
	(361,157)	(204,739)
Net increase (decrease)	(145,278)	2,954,744

*	Date of commencement of operations.
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the
LVIP Loomis Sayles Global Growth Fund–11

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
counterparty to the Fund to cover the Fund's exposure to the counterparty.   No foreign currency exchange contracts were outstanding at June 30, 2019.
6. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Loomis Sayles Global Growth Fund–12

LVIP MFS International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP MFS International Equity Managed Volatility Fund

LVIP MFS International Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,175.20	0.20%	$1.08
Service Class Shares	1,000.00	1,173.70	0.45%	2.43
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.60	0.45%	2.26

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.97%
Investment Companies	94.97%
Equity Fund	9.36%
International Equity Funds	85.61%
Unaffiliated Investment	4.67%
Investment Company	4.67%
Money Market Fund	4.67%
Total Investments	99.64%
Receivables and Other Assets Net of Liabilities	0.36%
Total Net Assets	100.00%
LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.97%
INVESTMENT COMPANIES–94.97%
Equity Fund–9.36%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS Value Fund	1,103,842	$ 48,112,045
		48,112,045
International Equity Funds–85.61%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS International Growth Fund	17,932,363	342,687,461
✠MFS® Variable Insurance Trust II–– MFS® VIT II Research International Portfolio	5,900,921	97,365,202
		440,052,663
Total Affiliated Investments (Cost $404,104,101)		488,164,708

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.67%
INVESTMENT COMPANY–4.67%
Money Market Fund–4.67%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	23,995,546	$ 23,995,546
Total Unaffiliated Investment (Cost $23,995,546)		23,995,546

TOTAL INVESTMENTS–99.64% (Cost $428,099,647)	512,160,254
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	1,842,866
NET ASSETS APPLICABLE TO 42,206,881 SHARES OUTSTANDING–100.00%	$514,003,120

✧✧ Standard Class shares.
✠ Initial Class.

The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
46	British Pound	$3,665,337	$3,662,089	9/16/19	$ 3,248	$—
43	Euro	6,152,494	6,113,117	9/16/19	39,377	—
38	Japanese Yen	4,432,225	4,409,539	9/16/19	22,686	—
					65,311	—
Equity Contracts:
34	E-mini MSCI Emerging Markets Index	1,790,780	1,727,780	9/20/19	63,000	—
15	E-mini Russell 2000 Index	1,175,325	1,151,037	9/20/19	24,288	—
24	E-mini S&P 500 Index	3,533,040	3,474,110	9/20/19	58,930	—
7	E-mini S&P MidCap 400 Index	1,365,000	1,333,068	9/20/19	31,932	—
165	Euro STOXX 50 Index	6,502,962	6,320,143	9/20/19	182,819	—
40	FTSE 100 Index	3,743,303	3,692,307	9/20/19	50,996	—
22	Nikkei 225 Index (OSE)	4,338,172	4,302,706	9/12/19	35,466	—
					447,431	—
Total Futures Contracts					$512,742	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments (continued)
[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–4

LVIP MFS International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Affiliated investments, at value	$488,164,708
Unaffiliated investments, at value	23,995,546
Cash collateral held at broker for futures contracts	1,358,063
Receivable for fund shares sold	551,548
Receivable for securities sold	172,133
Variation margin due from broker on futures contracts	124,251
Dividends and interest receivable	45,300
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	42,192
Prepaid expenses	740
TOTAL ASSETS	514,454,481
LIABILITIES:
Due to manager and affiliates	207,842
Due to custodian	172,133
Other accrued expenses payable	36,297
Payable for fund shares redeemed	35,089
TOTAL LIABILITIES	451,361
TOTAL NET ASSETS	$514,003,120
Affiliated investments, at cost	$404,104,101
Unaffiliated investments, at cost	23,995,546
Standard Class:
Net Assets	$ 13,011
Shares Outstanding	1,067
Net Asset Value Per Share	$ 12.195[1]
Service Class:
Net Assets	$513,990,109
Shares Outstanding	42,205,814
Net Asset Value Per Share	$ 12.178
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$442,418,700
Distributable earnings/(accumulated loss)	71,584,420
TOTAL NET ASSETS	$514,003,120

[1]	Net Asset Value Per Share does not recalculate exactly, due to rounding.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–5

LVIP MFS International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 263,203
EXPENSES:
Management fees	1,986,032
Distribution fees-Service Class	584,112
Shareholder servicing fees	67,759
Interest expense	48,896
Accounting and administration expenses	44,954
Reports and statements to shareholders	23,412
Professional fees	14,622
Trustees’ fees and expenses	6,633
Custodian fees	2,868
Consulting fees	1,986
Pricing fees	344
Other	2,420
2,784,038
Less:
Management fees waived	(1,518,730)
Expenses reimbursed	(164,998)
Total operating expenses	1,100,310
NET INVESTMENT LOSS	(837,107)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(874,356)
Sale of unaffiliated investments	19
Futures contracts	(231,795)
Net realized loss	(1,106,132)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	76,463,692
Foreign currencies	27,837
Futures contracts	(431,753)
Net change in unrealized appreciation (depreciation)	76,059,776
NET REALIZED AND UNREALIZED GAIN	74,953,644
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,116,537
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (837,107)	$ 4,426,732
Net realized gain (loss)	(1,106,132)	9,328,301
Net change in unrealized appreciation (depreciation)	76,059,776	(52,005,618)
Net increase (decrease) in net assets resulting from operations	74,116,537	(38,250,585)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(229)
Service Class	—	(7,726,396)
	—	(7,726,625)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	47,671,541	171,022,745
Reinvestment of dividends and distributions:
Standard Class	—	229
Service Class	—	7,726,394
	47,671,541	178,749,368
Cost of shares redeemed:
Service Class	(28,434,527)	(27,150,898)
	(28,434,527)	(27,150,898)
Increase in net assets derived from capital share transactions	19,237,014	151,598,470
NET INCREASE IN NET ASSETS	93,353,551	105,621,260
NET ASSETS:
Beginning of period	420,649,569	315,028,309
End of period	$514,003,120	$420,649,569
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–6

LVIP MFS International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Equity Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.377	$ 11.545	$ 9.069	$ 9.313	$ 9.389	$ 10.195
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.005)	0.160	0.127	0.129	0.116	0.111
Net realized and unrealized gain (loss)	1.823	(1.109)	2.493	(0.253)	(0.102)	(0.837)
Total from investment operations	1.818	(0.949)	2.620	(0.124)	0.014	(0.726)
Less dividends and distributions from:
Net investment income	—	(0.219)	(0.144)	(0.120)	(0.090)	(0.080)
Total dividends and distributions	—	(0.219)	(0.144)	(0.120)	(0.090)	(0.080)
Net asset value, end of period	$ 12.195	$ 10.377	$ 11.545	$ 9.069	$ 9.313	$ 9.389
Total return[4]	17.52%	(8.22%)	28.93%	(1.32%)	0.13%	(7.12%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 13	$ 11	$ 12	$ 9	$ 9	$ 10
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.92%	0.92%	0.92%	0.92%	0.94%	0.97%
Ratio of net investment income (loss) to average net assets	(0.08%) [6]	1.39%	1.21%	1.40%	1.19%	1.10%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.80%) [6]	0.67%	0.49%	0.68%	0.45%	0.33%
Portfolio turnover	4%	3%	8%	35%	5%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–7

LVIP MFS International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Equity Managed Volatility Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.376	$ 11.546	$ 9.072	$ 9.315	$ 9.391	$ 10.195
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.019)	0.131	0.101	0.106	0.091	0.084
Net realized and unrealized gain (loss)	1.821	(1.106)	2.491	(0.252)	(0.101)	(0.833)
Total from investment operations	1.802	(0.975)	2.592	(0.146)	(0.010)	(0.749)
Less dividends and distributions from:
Net investment income	—	(0.195)	(0.118)	(0.097)	(0.066)	(0.055)
Total dividends and distributions	—	(0.195)	(0.118)	(0.097)	(0.066)	(0.055)
Net asset value, end of period	$ 12.178	$ 10.376	$ 11.546	$ 9.072	$ 9.315	$ 9.391
Total return[4]	17.37%	(8.45%)	28.61%	(1.55%)	(0.13%)	(7.35%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$513,990	$420,638	$315,016	$214,744	$181,906	$ 94,507
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.17%	1.17%	1.17%	1.17%	1.19%	1.22%
Ratio of net investment income (loss) to average net assets	(0.33%) [6]	1.14%	0.96%	1.15%	0.94%	0.85%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.05%) [6]	0.42%	0.24%	0.43%	0.20%	0.08%
Portfolio turnover	4%	3%	8%	35%	5%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund–8

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of fund structure and invests substantially all of its assets in other mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
LVIP MFS International Equity Managed Volatility Fund–9

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.65% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of the Fund’s average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 67,826	$ 67,826
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$13,115
Legal	2,701
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,061 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP MFS International Equity Managed Volatility Fund–10

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$ 42,192
Management fees payable to LIAC	82,083
Distribution fees payable to LFD	102,601
Printing and mailing fees payable to Lincoln Life	11,256
Shareholder servicing fees payable to Lincoln Life	11,902
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.97%@
Equity Fund-9.36%@
✧✧LVIP MFS Value Fund	$ 38,239,961	$ 4,063,522	$ 1,399,167	$ (66,800)	$ 7,274,529	$ 48,112,045	1,103,842	$—	$—
International Equity Funds-85.61%@
✧✧LVIP MFS International Growth Fund	279,640,802	20,317,110	11,767,165	(498,739)	54,995,453	342,687,461	17,932,363	—	—
✠MFS Variable Insurance Trust II - MFS VIT II Research International Portfolio	79,177,875	6,803,871	2,501,437	(308,817)	14,193,710	97,365,202	5,900,921	—	—
Total	$397,058,638	$31,184,503	$15,667,769	$(874,356)	$76,463,692	$488,164,708		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
✠ Initial Class.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$31,184,503
Sales	15,667,769
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$428,099,647
Aggregate unrealized appreciation of investments and derivatives	$ 84,573,349
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 84,573,349
LVIP MFS International Equity Managed Volatility Fund–11

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$488,164,708	$—	$—	$488,164,708
Unaffiliated Investment Company	23,995,546	—	—	23,995,546
Total Investments	$512,160,254	$—	$—	$512,160,254
Derivatives:
Assets:
Futures Contracts	$ 512,742	$—	$—	$ 512,742
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	—	—
Service Class	4,148,384	14,875,914
Shares reinvested:
Standard Class	—	22
Service Class	—	750,280
	4,148,384	15,626,216
Shares redeemed:
Standard Class	—	—
Service Class	(2,483,652)	(2,368,013)
	(2,483,652)	(2,368,013)
Net increase	1,664,732	13,258,203
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP MFS International Equity Managed Volatility Fund–12

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$447,431	Variation margin due from broker on futures contracts	$—
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	65,311	Variation margin due from broker on futures contracts	—
Total		$512,742		$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ (93,972)	$(643,301)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(137,823)	211,548
Total		$(231,795)	$(431,753)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$20,216,274	$15,689,936
LVIP MFS International Equity Managed Volatility Fund–13

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Equity Managed Volatility Fund–14

LVIP MFS International Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP MFS International Growth Fund

LVIP MFS International Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,193.00	0.78%	$4.24
Service Class Shares	1,000.00	1,191.50	1.03%	5.60
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.90	0.78%	$3.91
Service Class Shares	1,000.00	1,019.70	1.03%	5.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Security Type/Country	Percentage of Net Assets
Common Stock	98.30%
Australia	1.89%
Brazil	0.27%
Canada	3.94%
China	2.26%
Czech Republic	0.14%
Denmark	0.94%
France	19.46%
Germany	11.31%
Hong Kong	4.48%
India	2.59%
Ireland	0.46%
Israel	2.15%
Italy	0.68%
Japan	9.14%
Mexico	0.71%
Netherlands	1.67%
Peru	0.38%
Republic of Korea	0.46%
Singapore	1.65%
Spain	1.05%
Switzerland	14.50%
Taiwan	1.62%
United Kingdom	14.20%
United States	2.35%
Money Market Fund	1.25%
Total Investments	99.55%
Receivables and Other Assets Net of Liabilities	0.45%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	1.36%
Banks	4.07%
Beverages	5.59%
Building Products	0.78%
Capital Markets	2.08%
Chemicals	9.04%
Commercial Services & Supplies	1.60%
Consumer Finance	0.81%
Diversified Financial Services	0.41%
Electrical Equipment	3.42%
Electronic Equipment, Instruments & Components	1.68%
Food Products	7.47%
Sector	Percentage of Net Assets
Gas Utilities	0.29%
Health Care Equipment & Supplies	1.50%
Health Care Providers & Services	1.26%
Hotels, Restaurants & Leisure	1.70%
Household Products	2.07%
Insurance	4.48%
Interactive Media & Services	1.21%
Internet & Direct Marketing Retail	0.60%
IT Services	4.32%
Leisure Products	0.70%
Life Sciences Tools & Services	1.65%
Machinery	0.84%
Media	0.81%
Metals & Mining	0.16%
Oil, Gas & Consumable Fuels	1.26%
Personal Products	3.81%
Pharmaceuticals	9.09%
Professional Services	2.46%
Road & Rail	2.56%
Semiconductors & Semiconductor Equipment	2.45%
Software	6.25%
Textiles, Apparel & Luxury Goods	7.40%
Tobacco	1.45%
Trading Companies & Distributors	0.75%
Transportation Infrastructure	0.43%
Wireless Telecommunication Services	0.49%
Total	98.30%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
SAP	4.92%
Nestle	4.80%
AIA Group	4.48%
Roche Holding	4.25%
LVMH Moet Hennessy Louis Vuitton	3.36%
L'Oreal	2.99%
Danone	2.66%
Pernod Ricard	2.60%
Canadian National Railway	2.56%
Linde	2.54%
Total	35.16%

IT–Information Technology
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.30%
Australia–1.89%
Brambles	1,142,671	$ 10,348,714
Caltex Australia	324,950	5,656,465
Oil Search	3,001,677	14,968,873
		30,974,052
Brazil–0.27%
Ambev ADR	966,026	4,511,341
		4,511,341
Canada–3.94%
Canadian National Railway	453,539	41,943,287
Element Fleet Management	920,613	6,720,675
Ritchie Bros Auctioneers	475,362	15,808,495
		64,472,457
China–2.26%
†51job ADR	53,481	4,037,815
†Alibaba Group Holding ADR	39,689	6,725,301
†Baidu ADR	104,910	12,312,238
China Resources Beer Holdings	1,032,000	4,902,851
China Resources Gas Group	944,000	4,687,604
Yum China Holdings	96,135	4,441,437
		37,107,246
Czech Republic–0.14%
Komercni banka	56,955	2,269,451
		2,269,451
Denmark–0.94%
Novo Nordisk Class B	300,259	15,336,388
		15,336,388
France–19.46%
Air Liquide	204,256	28,568,961
Danone	515,324	43,633,616
EssilorLuxottica	248,602	32,398,280
Kering	38,318	22,616,164
Legrand	124,387	9,093,786
L'Oreal	172,068	48,923,755
LVMH Moet Hennessy Louis Vuitton	129,309	54,972,544
Pernod Ricard	231,526	42,641,630
Schneider Electric	395,887	35,820,997
		318,669,733
Germany–11.31%
Bayer	383,262	26,583,167
Brenntag	250,222	12,277,758
Fresenius Medical Care & Co.	263,617	20,702,683
GEA Group	485,921	13,790,729
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Germany (continued)
†QIAGEN	363,260	$ 14,781,684
SAP	588,083	80,621,381
Symrise	170,675	16,434,323
		185,191,725
Hong Kong–4.48%
AIA Group	6,799,000	73,421,710
		73,421,710
India–2.59%
Adani Ports & Special Economic Zone	416,006	2,472,083
HDFC Bank ADR	170,762	22,205,891
Infosys	878,300	9,397,810
ITC	2,104,104	8,343,620
		42,419,404
Ireland–0.46%
Paddy Power Betfair (London Stock Exchange)	99,362	7,486,326
		7,486,326
Israel–2.15%
†Mellanox Technologies	121,577	13,454,927
†Nice ADR	158,407	21,701,759
		35,156,686
Italy–0.68%
Prysmian	535,850	11,071,577
		11,071,577
Japan–9.14%
AEON Financial Service	820,600	13,244,363
Bandai Namco Holdings	236,200	11,461,520
Hitachi	745,800	27,440,003
Japan Airport Terminal	108,300	4,631,867
Japan Tobacco	702,400	15,483,469
Kansai Paint	274,800	5,775,220
Kao	175,700	13,406,666
Obic	157,900	17,944,574
SoftBank Group	166,000	7,995,441
Terumo	654,800	19,561,128
TOTO	321,700	12,740,048
		149,684,299
Mexico–0.71%
Grupo Financiero Banorte Class O	1,535,767	8,919,951
Grupo Mexico B	1,007,029	2,682,088
		11,602,039
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Netherlands–1.67%
Akzo Nobel	291,106	$ 27,355,300
		27,355,300
Peru–0.38%
Credicorp	27,073	6,197,280
		6,197,280
Republic of Korea–0.46%
NAVER	76,241	7,534,962
		7,534,962
Singapore–1.65%
DBS Group Holdings	1,406,700	27,022,783
		27,022,783
Spain–1.05%
Amadeus IT Group	217,863	17,264,660
		17,264,660
Switzerland–14.50%
†Alcon	81,715	5,045,872
†Julius Baer Group	251,017	11,183,829
Nestle	759,710	78,646,859
Novartis	408,577	37,299,709
Roche Holding	247,609	69,624,590
Sika	74,753	12,771,001
†UBS Group (New York Shares)	1,923,819	22,865,040
		237,436,900
Taiwan–1.62%
Taiwan Semiconductor Manufacturing ADR	679,542	26,617,660
		26,617,660
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom–14.20%
Burberry Group	475,955	$ 11,281,165
Compass Group	662,753	15,887,353
Croda International	238,557	15,517,252
Diageo	918,399	39,528,108
Experian	861,543	26,095,749
Intertek Group	144,204	10,081,301
†Just Eat	394,308	3,127,141
Linde	207,543	41,686,275
Reckitt Benckiser Group	428,810	33,856,547
†Rolls-Royce Holdings	2,085,506	22,279,318
WPP	1,056,717	13,310,886
		232,651,095
United States–2.35%
Accenture Class A	141,918	26,222,189
†Mettler-Toledo International	14,588	12,253,920
		38,476,109
Total Common Stock (Cost $1,201,899,960)		1,609,931,183

MONEY MARKET FUND–1.25%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.31%)	20,369,515	20,369,515
Total Money Market Fund (Cost $20,369,515)		20,369,515

TOTAL INVESTMENTS–99.55% (Cost $1,222,269,475)	1,630,300,698
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	7,436,389
NET ASSETS APPLICABLE TO 85,701,105 SHARES OUTSTANDING–100.00%	$1,637,737,087
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($1,404,173,630 / 73,479,355 Shares)	$19.110
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($233,563,457 / 12,221,750 Shares)	$19.110
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$1,157,659,100
Distributable earnings/(accumulated loss)	480,077,987
TOTAL NET ASSETS	$1,637,737,087

† Non-income producing.

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund
Statement of Net Assets (continued)
★ Includes $505,963 payable for securities purchased, $534,245 payable for fund share redeemed, $220,579 other accrued expenses payable and $1,053,363 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 32,643,992
Interest	22,974
Foreign Taxes Withheld	(2,962,650)
29,704,316
EXPENSES:
Management fees	6,361,315
Distribution fees-Service Class	271,200
Shareholder servicing fees	225,654
Accounting and administration expenses	140,962
Reports and statements to shareholders	52,945
Custodian fees	38,386
Professional fees	31,068
Trustees’ fees and expenses	22,505
Interest expense	1,335
Consulting fees	1,302
Other	12,363
7,159,035
Less:
Management fees waived	(797,954)
Total operating expenses	6,361,081
NET INVESTMENT INCOME	23,343,235
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(1,641,376)
Foreign currencies	(67,147)
Net realized loss	(1,708,523)
Net change in unrealized appreciation (depreciation) of:
Investments	251,582,128
Foreign currencies	31,435
Net change in unrealized appreciation (depreciation)	251,613,563
NET REALIZED AND UNREALIZED GAIN	249,905,040
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$273,248,275
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 23,343,235	$ 19,584,047
Net realized gain (loss)	(1,708,523)	84,689,677
Net change in unrealized appreciation (depreciation)	251,613,563	(230,733,205)
Net increase (decrease) in net assets resulting from operations	273,248,275	(126,459,481)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(30,575,049)
Service Class	—	(4,257,858)
	—	(34,832,907)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	39,956,596	191,411,802
Service Class	19,604,354	47,541,940
Reinvestment of dividends and distributions:
Standard Class	—	30,575,049
Service Class	—	4,257,858
	59,560,950	273,786,649
Cost of shares redeemed:
Standard Class	(133,229,993)	(209,045,252)
Service Class	(20,806,315)	(30,327,568)
	(154,036,308)	(239,372,820)
Increase (decrease) in net assets derived from capital share transactions	(94,475,358)	34,413,829
NET INCREASE (DECREASE) IN NET ASSETS	178,772,917	(126,878,559)
NET ASSETS:
Beginning of period	1,458,964,170	1,585,842,729
End of period	$1,637,737,087	$1,458,964,170
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–6

LVIP MFS International Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 16.018	$ 17.878	$ 13.705	$ 13.700	$ 13.694	$ 14.580
Income (loss) from investment operations:
Net investment income[2]	0.289	0.226	0.178	0.207	0.162	0.233
Net realized and unrealized gain (loss)	2.803	(1.687)	4.184	0.018	0.013	(0.968)
Total from investment operations	3.092	(1.461)	4.362	0.225	0.175	(0.735)
Less dividends and distributions from:
Net investment income	—	(0.233)	(0.189)	(0.220)	(0.169)	(0.151)
Net realized gain	—	(0.166)	—	—	—	—
Total dividends and distributions	—	(0.399)	(0.189)	(0.220)	(0.169)	(0.151)
Net asset value, end of period	$ 19.110	$ 16.018	$ 17.878	$ 13.705	$ 13.700	$ 13.694
Total return[3]	19.30%	(8.24%)	31.86%	1.66%	1.29%	(5.05%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,404,174	$1,261,880	$1,387,961	$859,431	$1,140,787	$793,036
Ratio of expenses to average net assets	0.78%	0.80%	0.79%	0.78%	0.78%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.90%	0.89%	0.88%	0.88%	0.89%
Ratio of net investment income to average net assets	3.04%	1.29%	1.10%	1.49%	1.14%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.94%	1.18%	1.00%	1.39%	1.04%	1.52%
Portfolio turnover	5%	26%	18%	20%	27%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–7

LVIP MFS International Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 16.039	$ 17.899	$ 13.724	$ 13.719	$ 13.711	$ 14.597
Income (loss) from investment operations:
Net investment income[2]	0.249	0.163	0.137	0.173	0.127	0.197
Net realized and unrealized gain (loss)	2.822	(1.667)	4.187	0.018	0.015	(0.968)
Total from investment operations	3.071	(1.504)	4.324	0.191	0.142	(0.771)
Less dividends and distributions from:
Net investment income	—	(0.190)	(0.149)	(0.186)	(0.134)	(0.115)
Net realized gain	—	(0.166)	—	—	—	—
Total dividends and distributions	—	(0.356)	(0.149)	(0.186)	(0.134)	(0.115)
Net asset value, end of period	$ 19.110	$ 16.039	$ 17.899	$ 13.724	$ 13.719	$ 13.711
Total return[3]	19.15%	(8.46%)	31.53%	1.41%	1.05%	(5.29%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$233,563	$197,084	$197,882	$157,684	$157,559	$157,869
Ratio of expenses to average net assets	1.03%	1.05%	1.04%	1.03%	1.03%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.15%	1.14%	1.13%	1.13%	1.14%
Ratio of net investment income to average net assets	2.79%	1.04%	0.85%	1.24%	0.89%	1.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.69%	0.93%	0.75%	1.14%	0.79%	1.27%
Portfolio turnover	5%	26%	18%	20%	27%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund–8

LVIP MFS International Growth Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP MFS International Growth Fund–9

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.00% of the first $50 million of the Fund's average daily net assets; 0.95% of the next $50 million; 0.90% of the next $50 million; 0.85% of the next $100 million; and 0.80% of the Fund's average daily net assets in excess of $250 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $400 million of the Fund’s average daily net assets and 0.10% of the Fund’s average daily net assets in excess of $400 million.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$44,294
Legal	9,124
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $25,448 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The
LVIP MFS International Growth Fund–10

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$941,787
Distribution fees payable to LFD	46,858
Printing and mailing fees payable to Lincoln Life	26,501
Shareholder servicing fees payable to Lincoln Life	38,217
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2019, the Fund engaged in securities purchases of $358,460 and securities sales of $1,357,160, which resulted in net realized losses of $178,615.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 78,082,634
Sales	153,143,264
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,222,269,475
Aggregate unrealized appreciation of investments	$ 468,130,676
Aggregate unrealized depreciation of investments	(60,099,453)
Net unrealized appreciation of investments	$ 408,031,223
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS International Growth Fund–11

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 30,974,052	$—	$ 30,974,052
Brazil	4,511,341	—	—	4,511,341
Canada	64,472,457	—	—	64,472,457
China	27,516,791	9,590,455	—	37,107,246
Czech Republic	—	2,269,451	—	2,269,451
Denmark	—	15,336,388	—	15,336,388
France	—	318,669,733	—	318,669,733
Germany	—	185,191,725	—	185,191,725
Hong Kong	—	73,421,710	—	73,421,710
India	31,603,701	10,815,703	—	42,419,404
Ireland	—	7,486,326	—	7,486,326
Israel	35,156,686	—	—	35,156,686
Italy	—	11,071,577	—	11,071,577
Japan	—	149,684,299	—	149,684,299
Mexico	11,602,039	—	—	11,602,039
Netherlands	—	27,355,300	—	27,355,300
Peru	6,197,280	—	—	6,197,280
Republic of Korea	—	7,534,962	—	7,534,962
Singapore	—	27,022,783	—	27,022,783
Spain	—	17,264,660	—	17,264,660
Switzerland	5,045,872	232,391,028	—	237,436,900
Taiwan	26,617,660	—	—	26,617,660
United Kingdom	—	232,651,095	—	232,651,095
United States	38,476,109	—	—	38,476,109
Money Market Fund	20,369,515	—	—	20,369,515
Total Investments	$271,569,451	$1,358,731,247	$—	$1,630,300,698
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	2,243,586	10,833,550
Service Class	1,096,435	2,667,899
Shares reinvested:
Standard Class	—	1,854,463
Service Class	—	257,796
	3,340,021	15,613,708
Shares redeemed:
Standard Class	(7,540,889)	(11,545,683)
Service Class	(1,162,559)	(1,693,211)
	(8,703,448)	(13,238,894)
Net increase (decrease)	(5,363,427)	2,374,814
5.  Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP MFS International Growth Fund–12

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 5.  Credit and Market Risk (continued)
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Growth Fund–13

LVIP MFS Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP MFS Value Fund

LVIP MFS Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,184.50	0.67%	$3.63
Service Class Shares	1,000.00	1,183.00	0.92%	4.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.50	0.67%	$3.36
Service Class Shares	1,000.00	1,020.20	0.92%	4.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.02%
Aerospace & Defense	4.23%
Air Freight & Logistics	0.34%
Auto Components	1.02%
Automobiles	0.11%
Banks	13.77%
Beverages	1.93%
Building Products	1.53%
Capital Markets	6.47%
Chemicals	3.26%
Consumer Finance	0.81%
Diversified Telecommunication Services	0.48%
Electric Utilities	5.24%
Electrical Equipment	1.15%
Energy Equipment & Services	1.07%
Equity Real Estate Investment Trusts	0.41%
Food Products	3.51%
Health Care Equipment & Supplies	5.92%
Health Care Providers & Services	2.28%
Household Products	1.22%
Industrial Conglomerates	3.04%
Insurance	7.90%
IT Services	6.35%
Life Sciences Tools & Services	1.41%
Machinery	3.71%
Media	3.48%
Oil, Gas & Consumable Fuels	2.73%
Pharmaceuticals	7.64%
Professional Services	0.87%
Road & Rail	1.93%
Semiconductors & Semiconductor Equipment	2.87%
Textiles, Apparel & Luxury Goods	0.18%
Tobacco	1.97%
Trading Companies & Distributors	0.19%
Money Market Fund	0.93%
Total Investments	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
JPMorgan Chase & Co.	4.50%
Johnson & Johnson	3.50%
Comcast Class A	2.87%
Accenture Class A	2.81%
Medtronic	2.72%
Aon	2.36%
Pfizer	2.34%
Citigroup	2.25%
Honeywell International	2.14%
Wells Fargo & Co.	2.12%
Total	27.61%

IT–Information Technology

LVIP MFS Value Fund–2

LVIP MFS Value Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.02%
Aerospace & Defense–4.23%
Lockheed Martin	47,848	$ 17,394,662
Northrop Grumman	97,680	31,561,385
United Technologies	134,430	17,502,786
		66,458,833
Air Freight & Logistics–0.34%
United Parcel Service Class B	52,160	5,386,563
		5,386,563
Auto Components–1.02%
Aptiv	160,463	12,970,224
Lear	22,154	3,085,388
		16,055,612
Automobiles–0.11%
Harley-Davidson	47,893	1,716,006
		1,716,006
Banks–13.77%
BB&T	452,690	22,240,660
Citigroup	504,352	35,319,770
JPMorgan Chase & Co.	632,397	70,701,985
PNC Financial Services Group	158,187	21,715,911
US Bancorp	628,450	32,930,780
Wells Fargo & Co.	701,706	33,204,728
		216,113,834
Beverages–1.93%
Diageo	498,779	21,467,565
PepsiCo	66,944	8,778,367
		30,245,932
Building Products–1.53%
Johnson Controls International	582,778	24,074,559
		24,074,559
Capital Markets–6.47%
Bank of New York Mellon	292,102	12,896,303
BlackRock	32,868	15,424,952
Goldman Sachs Group	123,957	25,361,602
Moody's	62,721	12,250,039
Nasdaq	188,134	18,092,847
State Street	177,085	9,927,385
T. Rowe Price Group	69,483	7,622,980
		101,576,108
Chemicals–3.26%
†Corteva	66,565	1,968,312
DuPont de Nemours	66,565	4,997,034
PPG Industries	251,846	29,392,947
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Sherwin-Williams	32,489	$ 14,889,384
		51,247,677
Consumer Finance–0.81%
American Express	102,599	12,664,821
		12,664,821
Diversified Telecommunication Services–0.48%
Verizon Communications	131,421	7,508,082
		7,508,082
Electric Utilities–5.24%
Duke Energy	350,607	30,937,562
FirstEnergy	417,678	17,880,795
Southern	465,189	25,715,648
Xcel Energy	129,251	7,689,142
		82,223,147
Electrical Equipment–1.15%
Eaton	216,470	18,027,622
		18,027,622
Energy Equipment & Services–1.07%
Schlumberger	421,738	16,759,868
		16,759,868
Equity Real Estate Investment Trusts–0.41%
Public Storage	26,887	6,403,677
		6,403,677
Food Products–3.51%
Archer-Daniels-Midland	202,422	8,258,818
Danone	90,425	7,656,483
General Mills	104,257	5,475,577
JM Smucker	54,284	6,252,974
Nestle	265,422	27,477,073
		55,120,925
Health Care Equipment & Supplies–5.92%
Abbott Laboratories	253,676	21,334,152
Danaher	201,953	28,863,123
Medtronic	439,475	42,800,470
		92,997,745
Health Care Providers & Services–2.28%
Cigna	156,674	24,683,989
McKesson	82,240	11,052,233
		35,736,222
Household Products–1.22%
Colgate-Palmolive	45,911	3,290,441
Kimberly-Clark	41,720	5,560,442
Procter & Gamble	29,892	3,277,658
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Reckitt Benckiser Group	89,554	$ 7,070,705
		19,199,246
Industrial Conglomerates–3.04%
3M	81,421	14,113,516
Honeywell International	192,584	33,623,241
		47,736,757
Insurance–7.90%
Aon	191,947	37,041,932
Chubb	212,561	31,308,110
Marsh & McLennan	94,036	9,380,091
MetLife	262,314	13,029,136
Travelers	221,986	33,191,347
		123,950,616
IT Services–6.35%
Accenture Class A	238,576	44,081,688
Amdocs	55,325	3,435,129
Cognizant Technology Solutions Class A	106,111	6,726,376
DXC Technology	93,431	5,152,720
Fidelity National Information Services	163,197	20,021,008
†Fiserv	221,759	20,215,550
		99,632,471
Life Sciences Tools & Services–1.41%
Thermo Fisher Scientific	75,300	22,114,104
		22,114,104
Machinery–3.71%
Illinois Tool Works	160,691	24,233,810
Ingersoll-Rand	133,610	16,924,378
Stanley Black & Decker	117,749	17,027,683
		58,185,871
Media–3.48%
Comcast Class A	1,063,733	44,974,631
Omnicom Group	117,478	9,627,322
		54,601,953
Oil, Gas & Consumable Fuels–2.73%
Chevron	100,934	12,560,227
EOG Resources	117,525	10,948,629
Exxon Mobil	144,042	11,037,938
Occidental Petroleum	86,070	4,327,600
Pioneer Natural Resources	25,950	3,992,667
		42,867,061
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–7.64%
Johnson & Johnson	394,553	$ 54,953,342
Merck & Co.	212,110	17,785,423
Novartis	40,675	3,713,292
Pfizer	848,538	36,758,666
Roche Holding	23,982	6,743,442
		119,954,165
Professional Services–0.87%
Equifax	100,822	13,635,167
		13,635,167
Road & Rail–1.93%
Canadian National Railway	103,662	9,586,662
Union Pacific	122,243	20,672,513
		30,259,175
Semiconductors & Semiconductor Equipment–2.87%
Analog Devices	109,560	12,366,037
Texas Instruments	285,486	32,762,374
		45,128,411
Textiles, Apparel & Luxury Goods–0.18%
Hanesbrands	168,631	2,903,826
		2,903,826
Tobacco–1.97%
Altria Group	157,191	7,442,994
Philip Morris International	299,875	23,549,184
		30,992,178
Trading Companies & Distributors–0.19%
†HD Supply Holdings	73,789	2,972,221
		2,972,221
Total Common Stock (Cost $939,522,493)		1,554,450,455

MONEY MARKET FUND–0.93%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	14,582,818	14,582,818
Total Money Market Fund (Cost $14,582,818)		14,582,818

TOTAL INVESTMENTS–99.95% (Cost $954,105,311)	1,569,033,273
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	843,876
NET ASSETS APPLICABLE TO 36,058,569 SHARES OUTSTANDING–100.00%	$1,569,877,149
LVIP MFS Value Fund–4

LVIP MFS Value Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($579,105,125 / 13,286,427 Shares)	$43.586
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($990,772,024 / 22,772,142 Shares)	$43.508
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$ 935,195,239
Distributable earnings/(accumulated loss)	634,681,910
TOTAL NET ASSETS	$1,569,877,149

† Non-income producing.
★ Includes $976,126 payable for fund share redeemed, $111,890 other accrued expenses payable and $1,055,806 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–5

LVIP MFS Value Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 18,837,055
Interest	169,626
Foreign Taxes Withheld	(189,282)
18,817,399
EXPENSES:
Management fees	4,502,884
Distribution fees-Service Class	1,184,101
Shareholder servicing fees	215,664
Accounting and administration expenses	134,391
Reports and statements to shareholders	77,913
Professional fees	22,232
Trustees’ fees and expenses	21,772
Custodian fees	2,692
Consulting fees	1,293
Pricing fees	429
Interest expense	122
Other	18,693
Total operating expenses	6,182,186
NET INVESTMENT INCOME	12,635,213
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	10,465,476
Foreign currencies	(11,529)
Net realized gain	10,453,947
Net change in unrealized appreciation (depreciation) of:
Investments	223,648,197
Foreign currencies	8,686
Net change in unrealized appreciation (depreciation)	223,656,883
NET REALIZED AND UNREALIZED GAIN	234,110,830
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$246,746,043
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 12,635,213	$ 22,978,052
Net realized gain	10,453,947	16,681,415
Net change in unrealized appreciation (depreciation)	223,656,883	(189,802,545)
Net increase (decrease) in net assets resulting from operations	246,746,043	(150,143,078)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(27,324,975)
Service Class	—	(47,660,561)
	—	(74,985,536)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	38,398,687	131,138,333
Service Class	44,504,772	85,266,785
Reinvestment of dividends and distributions:
Standard Class	—	27,324,975
Service Class	—	47,660,561
	82,903,459	291,390,654
Cost of shares redeemed:
Standard Class	(67,869,221)	(57,296,235)
Service Class	(47,772,683)	(129,303,683)
	(115,641,904)	(186,599,918)
Increase (decrease) in net assets derived from capital share transactions	(32,738,445)	104,790,736
NET INCREASE (DECREASE) IN NET ASSETS	214,007,598	(120,337,878)
NET ASSETS:
Beginning of period	1,355,869,551	1,476,207,429
End of period	$1,569,877,149	$1,355,869,551
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–6

LVIP MFS Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Standard Class
	Six Months Ended[1]6/30/19 (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 36.798	$ 43.085	$ 37.927	$ 35.359	$ 37.268	$ 34.526
Income (loss) from investment operations:
Net investment income[2]	0.380	0.722	0.635	0.728	0.757	0.815
Net realized and unrealized gain (loss)	6.408	(4.818)	5.993	4.166	(0.990)	2.815
Total from investment operations	6.788	(4.096)	6.628	4.894	(0.233)	3.630
Less dividends and distributions from:
Net investment income	—	(0.733)	(0.729)	(0.726)	(0.765)	(0.888)
Net realized gain	—	(1.458)	(0.741)	(1.600)	(0.911)	—
Total dividends and distributions	—	(2.191)	(1.470)	(2.326)	(1.676)	(0.888)
Net asset value, end of period	$ 43.586	$ 36.798	$ 43.085	$ 37.927	$ 35.359	$ 37.268
Total return[3]	18.45%	(9.99%)	17.63%	14.06%	(0.54%)	10.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$579,105	$492,642	$471,467	$354,924	$206,615	$161,935
Ratio of expenses to average net assets	0.67%	0.68%	0.67%	0.66%	0.66%	0.66%
Ratio of net investment income to average net assets	1.86%	1.71%	1.55%	1.97%	2.04%	2.28%
Portfolio turnover	7%	11%	13%	15%	15%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–7

LVIP MFS Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Service Class
	Six Months Ended[1]6/30/19 (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 36.778	$ 43.059	$ 37.912	$ 35.352	$ 37.262	$ 34.526
Income (loss) from investment operations:
Net investment income[2]	0.328	0.617	0.531	0.632	0.664	0.724
Net realized and unrealized gain (loss)	6.402	(4.813)	5.984	4.162	(0.991)	2.811
Total from investment operations	6.730	(4.196)	6.515	4.794	(0.327)	3.535
Less dividends and distributions from:
Net investment income	—	(0.627)	(0.627)	(0.634)	(0.672)	(0.799)
Net realized gain	—	(1.458)	(0.741)	(1.600)	(0.911)	—
Total dividends and distributions	—	(2.085)	(1.368)	(2.234)	(1.583)	(0.799)
Net asset value, end of period	$ 43.508	$ 36.778	$ 43.059	$ 37.912	$ 35.352	$ 37.262
Total return[3]	18.30%	(10.22%)	17.33%	13.78%	(0.79%)	10.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$990,772	$ 863,228	$1,004,740	$898,436	$842,931	$899,694
Ratio of expenses to average net assets	0.92%	0.93%	0.92%	0.91%	0.91%	0.91%
Ratio of net investment income to average net assets	1.61%	1.46%	1.30%	1.72%	1.79%	2.03%
Portfolio turnover	7%	11%	13%	15%	15%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund–8

LVIP MFS Value Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP MFS Value Fund–9

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the Fund’s average daily net assets; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the Fund’s average daily net assets in excess of $1.5 billion.   The management fee is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$42,294
Legal	8,712
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $49,304 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP MFS Value Fund–10

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$766,933
Distribution fees payable to LFD	200,507
Printing and mailing fees payable to Lincoln Life	51,578
Shareholder servicing fees payable to Lincoln Life	36,788
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$107,654,370
Sales	117,684,090
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$954,105,311
Aggregate unrealized appreciation of investments	$635,944,778
Aggregate unrealized depreciation of investments	(21,016,816)
Net unrealized appreciation of investments	$614,927,962
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–11

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 66,458,833	$ —	$—	$ 66,458,833
Air Freight & Logistics	5,386,563	—	—	5,386,563
Auto Components	16,055,612	—	—	16,055,612
Automobiles	1,716,006	—	—	1,716,006
Banks	216,113,834	—	—	216,113,834
Beverages	8,778,367	21,467,565	—	30,245,932
Building Products	24,074,559	—	—	24,074,559
Capital Markets	101,576,108	—	—	101,576,108
Chemicals	51,247,677	—	—	51,247,677
Consumer Finance	12,664,821	—	—	12,664,821
Diversified Telecommunication Services	7,508,082	—	—	7,508,082
Electric Utilities	82,223,147	—	—	82,223,147
Electrical Equipment	18,027,622	—	—	18,027,622
Energy Equipment & Services	16,759,868	—	—	16,759,868
Equity Real Estate Investment Trusts	6,403,677	—	—	6,403,677
Food Products	19,987,369	35,133,556	—	55,120,925
Health Care Equipment & Supplies	92,997,745	—	—	92,997,745
Health Care Providers & Services	35,736,222	—	—	35,736,222
Household Products	12,128,541	7,070,705	—	19,199,246
Industrial Conglomerates	47,736,757	—	—	47,736,757
Insurance	123,950,616	—	—	123,950,616
IT Services	99,632,471	—	—	99,632,471
Life Sciences Tools & Services	22,114,104	—	—	22,114,104
Machinery	58,185,871	—	—	58,185,871
Media	54,601,953	—	—	54,601,953
Oil, Gas & Consumable Fuels	42,867,061	—	—	42,867,061
Pharmaceuticals	109,497,431	10,456,734	—	119,954,165
Professional Services	13,635,167	—	—	13,635,167
Road & Rail	30,259,175	—	—	30,259,175
Semiconductors & Semiconductor Equipment	45,128,411	—	—	45,128,411
Textiles, Apparel & Luxury Goods	2,903,826	—	—	2,903,826
Tobacco	30,992,178	—	—	30,992,178
Trading Companies & Distributors	2,972,221	—	—	2,972,221
Money Market Fund	14,582,818	—	—	14,582,818
Total Investments	$1,494,904,713	$74,128,560	$—	$1,569,033,273
There were no Level 3 investments at the beginning or end of the period.
LVIP MFS Value Fund–12

LVIP MFS Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	1,084,308	3,126,239
Service Class	938,083	2,042,860
Shares reinvested:
Standard Class	—	664,051
Service Class	—	1,155,882
	2,022,391	6,989,032
Shares redeemed:
Standard Class	(1,185,541)	(1,345,318)
Service Class	(1,637,375)	(3,061,272)
	(2,822,916)	(4,406,590)
Net increase (decrease)	(800,525)	2,582,442
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result, should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.
No foreign currency exchange contracts were outstanding as of and for the period endingJune 30, 2019.
6. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP MFS Value Fund–13

LVIP MFS Value Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS Value Fund–14

LVIP Mondrian International Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Mondrian International Value Fund

LVIP Mondrian International Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,099.20	0.76%	$3.96
Service Class Shares	1,000.00	1,097.90	1.01%	5.25
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.00	0.76%	$3.81
Service Class Shares	1,000.00	1,019.80	1.01%	5.06

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Security Type/Country	Percentage of Net Assets
Common Stock	98.34%
Australia	1.41%
Denmark	1.73%
France	6.58%
Germany	10.09%
Hong Kong	6.89%
Italy	5.80%
Japan	22.21%
Netherlands	3.68%
Singapore	5.13%
Spain	3.90%
Sweden	2.79%
Switzerland	6.34%
Taiwan	1.34%
United Kingdom	20.45%
Preferred Stock	0.13%
Money Market Fund	0.60%
Total Investments	99.07%
Receivables and Other Assets Net of Liabilities	0.93%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Auto Components	3.06%
Automobiles	5.66%
Banks	9.81%
Beverages	1.46%
Building Products	2.81%
Chemicals	1.52%
Commercial Services & Supplies	4.13%
Diversified Telecommunication Services	7.36%
Electric Utilities	6.96%
Electrical Equipment	5.21%
Energy Equipment & Services	1.26%
Equity Real Estate Investment Trusts	0.62%
Food & Staples Retailing	3.04%
Food Products	1.72%
Health Care Equipment & Supplies	0.28%
Household Durables	1.23%
Industrial Conglomerates	3.52%
Insurance	7.94%
IT Services	1.39%
Media	1.94%
Multi-Utilities	0.89%
Oil, Gas & Consumable Fuels	8.00%
Pharmaceuticals	10.50%
Road & Rail	0.26%
Semiconductors & Semiconductor Equipment	1.34%
Specialty Retail	1.55%
Technology Hardware, Storage & Peripherals	2.66%
Trading Companies & Distributors	0.69%
Wireless Telecommunication Services	1.66%
Total	98.47%
LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
United Overseas Bank	3.09%
Enel	3.04%
Royal Dutch Shell Class B	3.03%
Lloyds Banking Group	2.85%
Cie de Saint-Gobain	2.81%
Telia	2.79%
Eni	2.76%
Allianz	2.66%
FUJIFILM Holdings	2.66%
SSE	2.62%
Total	28.31%

IT–Information Technology
LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.34%
Australia–1.41%
QBE Insurance Group	1,755,055	$ 14,600,588
		14,600,588
Denmark–1.73%
ISS	596,132	18,022,720
		18,022,720
France–6.58%
Cie de Saint-Gobain	746,371	29,145,606
Sanofi	300,892	26,003,785
Societe Generale	522,589	13,189,823
		68,339,214
Germany–10.09%
Allianz	114,703	27,663,625
Continental	123,706	18,013,934
Daimler	420,973	23,478,430
Deutsche Telekom	1,145,684	19,848,560
Evonik Industries	541,674	15,783,216
		104,787,765
Hong Kong–6.89%
China Mobile	1,890,500	17,210,470
CK Hutchison Holdings	2,739,000	27,016,789
Jardine Matheson Holdings	150,700	9,505,101
WH Group	17,582,500	17,835,565
		71,567,925
Italy–5.80%
Enel	4,530,188	31,601,450
Eni	1,724,640	28,676,139
		60,277,589
Japan–22.21%
Coca-Cola Bottlers Japan Holdings Class C	596,900	15,139,844
FUJIFILM Holdings	544,100	27,623,847
Fujitsu	206,000	14,396,563
Honda Motor	963,400	24,912,339
Isuzu Motors	789,100	9,012,370
Kyocera	204,900	13,425,800
Kyushu Railway	94,700	2,762,656
Mitsubishi Electric	1,316,600	17,405,559
Nippon Telegraph & Telephone	278,600	12,979,883
Otsuka Holdings	293,300	9,584,078
Secom	105,700	9,108,147
Sekisui Chemical	845,900	12,736,904
Sumitomo Electric Industries	1,043,200	13,731,235
Takeda Pharmaceutical	730,300	25,978,829
Tokio Marine Holdings	433,600	21,756,019
		230,554,073
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Netherlands–3.68%
Koninklijke Ahold Delhaize	299,332	$ 6,719,911
Royal Dutch Shell Class B	959,950	31,454,368
		38,174,279
Singapore–5.13%
Ascendas Real Estate Investment Trust	2,809,800	6,483,533
Singapore Telecommunications	5,663,300	14,658,408
United Overseas Bank	1,660,481	32,100,626
		53,242,567
Spain–3.90%
Banco Santander	5,833,595	27,036,683
Iberdrola	1,356,614	13,506,689
		40,543,372
Sweden–2.79%
Telia	6,530,333	28,951,037
		28,951,037
Switzerland–6.34%
ABB	1,158,857	23,232,954
†Alcon	47,273	2,919,091
Novartis	232,315	21,208,443
Zurich Insurance Group	52,953	18,424,964
		65,785,452
Taiwan–1.34%
Taiwan Semiconductor Manufacturing	786,000	6,011,624
Taiwan Semiconductor Manufacturing ADR	200,981	7,872,426
		13,884,050
United Kingdom–20.45%
BP	3,296,692	22,967,263
G4S	5,943,426	15,724,126
GlaxoSmithKline	1,307,318	26,204,961
John Wood Group	2,275,767	13,103,799
Kingfisher	5,896,370	16,071,615
Lloyds Banking Group	41,176,393	29,573,650
National Grid	871,647	9,269,843
SSE	1,907,245	27,184,599
Tesco	8,613,703	24,830,469
Travis Perkins	442,489	7,156,643
WPP	1,604,170	20,206,853
		212,293,821
Total Common Stock (Cost $968,923,957)		1,021,024,452
LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.13%
Germany–0.13%
Bayerische Motoren Werke 6.05%	21,446	$ 1,328,823
Total Preferred Stock (Cost $1,547,482)		1,328,823

MONEY MARKET FUND–0.60%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.31%)	6,193,451	6,193,451
Total Money Market Fund (Cost $6,193,451)		6,193,451
TOTAL INVESTMENTS–99.07% (Cost $976,664,890)	$1,028,546,726
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.93%	9,681,016
NET ASSETS APPLICABLE TO 62,135,757 SHARES OUTSTANDING–100.00%	$1,038,227,742
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($752,609,414 / 45,021,969 Shares)	$16.716
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($285,618,328 / 17,113,788 Shares)	$16.689
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$ 946,055,356
Distributable earnings/(accumulated loss)	92,172,386
TOTAL NET ASSETS	$1,038,227,742

† Non-income producing.
★ Includes $1,222,165 payable for securities purchased, $410,218 payable for fund share redeemed, $156,945 other accrued expenses payable and $703,167 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$28,074,318
Non-cash dividends	1,580,771
Foreign Taxes Withheld	(2,659,877)
26,995,212
EXPENSES:
Management fees	3,515,282
Distribution fees-Service Class	350,883
Shareholder servicing fees	148,334
Accounting and administration expenses	100,146
Reports and statements to shareholders	58,854
Professional fees	23,139
Custodian fees	21,864
Trustees’ fees and expenses	15,127
Interest expense	1,758
Consulting fees	1,142
Other	11,178
Total operating expenses	4,247,707
NET INVESTMENT INCOME	22,747,505
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	10,159,000
Foreign currencies	(20,064)
Foreign currency exchange contracts	29,182
Net realized gain	10,168,118
Net change in unrealized appreciation (depreciation) of:
Investments	63,511,332
Foreign currencies	1,136
Net change in unrealized appreciation (depreciation)	63,512,468
NET REALIZED AND UNREALIZED GAIN	73,680,586
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,428,091
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 22,747,505	$ 34,321,511
Net realized gain	10,168,118	24,618,987
Net change in unrealized appreciation (depreciation)	63,512,468	(188,102,982)
Net increase (decrease) in net assets resulting from operations	96,428,091	(129,162,484)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(35,887,259)
Service Class	—	(12,482,903)
	—	(48,370,162)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,627,986	74,874,232
Service Class	14,053,525	30,854,138
Reinvestment of dividends and distributions:
Standard Class	—	35,887,259
Service Class	—	12,482,903
	36,681,511	154,098,532
Cost of shares redeemed:
Standard Class	(67,264,622)	(147,985,195)
Service Class	(22,231,014)	(43,879,523)
	(89,495,636)	(191,864,718)
Decrease in net assets derived from capital share transactions	(52,814,125)	(37,766,186)
NET INCREASE (DECREASE) IN NET ASSETS	43,613,966	(215,298,832)
NET ASSETS:
Beginning of period	994,613,776	1,209,912,608
End of period	$1,038,227,742	$ 994,613,776
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 15.218	$ 18.031	$ 15.381	$ 15.782	$ 16.942	$ 18.131
Income (loss) from investment operations:
Net investment income[2]	0.367	0.544	0.495	0.517	0.457	0.784
Net realized and unrealized gain (loss)	1.131	(2.578)	2.779	0.114	(1.101)	(1.234)
Total from investment operations	1.498	(2.034)	3.274	0.631	(0.644)	(0.450)
Less dividends and distributions from:
Net investment income	—	(0.558)	(0.593)	(0.470)	(0.516)	(0.739)
Net realized gain	—	(0.221)	(0.031)	(0.562)	—	—
Total dividends and distributions	—	(0.779)	(0.624)	(1.032)	(0.516)	(0.739)
Net asset value, end of period	$ 16.716	$ 15.218	$ 18.031	$ 15.381	$ 15.782	$ 16.942
Total return[3]	9.92%	(11.42%)	21.34%	4.01%	(3.79%)	(2.54%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$752,609	$ 726,792	$893,651	$838,576	$842,056	$861,700
Ratio of expenses to average net assets	0.76%	0.76%	0.75%	0.73%	0.73%	0.73%
Ratio of net investment income to average net assets	4.52%	3.08%	2.88%	3.28%	2.61%	4.21%
Portfolio turnover	10%	19%	19%	21%	19%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 15.212	$ 18.021	$ 15.375	$ 15.777	$ 16.934	$ 18.122
Income (loss) from investment operations:
Net investment income[2]	0.346	0.499	0.451	0.477	0.412	0.736
Net realized and unrealized gain (loss)	1.131	(2.574)	2.779	0.114	(1.096)	(1.231)
Total from investment operations	1.477	(2.075)	3.227	0.591	(0.684)	(0.495)
Less dividends and distributions from:
Net investment income	—	(0.513)	(0.550)	(0.431)	(0.473)	(0.693)
Net realized gain	—	(0.221)	(0.031)	(0.562)	—	—
Total dividends and distributions	—	(0.734)	(0.581)	(0.993)	(0.473)	(0.693)
Net asset value, end of period	$ 16.689	$ 15.212	$ 18.021	$ 15.375	$ 15.777	$ 16.934
Total return[3]	9.79%	(11.64%)	21.04%	3.75%	(4.03%)	(2.79%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$285,618	$ 267,822	$316,262	$302,137	$309,288	$333,679
Ratio of expenses to average net assets	1.01%	1.01%	1.00%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets	4.27%	2.83%	2.63%	3.03%	2.36%	3.96%
Portfolio turnover	10%	19%	19%	21%	19%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$29,521
Legal	6,083
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $38,668 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$575,288
Distribution fees payable to LFD	57,365
Printing and mailing fees payable to Lincoln Life	46,284
Shareholder servicing fees payable to Lincoln Life	24,230
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$104,255,869
Sales	142,144,154
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$976,664,890
Aggregate unrealized appreciation of investments	$146,892,549
Aggregate unrealized depreciation of investments	(95,010,713)
Net unrealized appreciation of investments	$ 51,881,836
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Mondrian International Value Fund–11

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 14,600,588	$—	$ 14,600,588
Denmark	—	18,022,720	—	18,022,720
France	—	68,339,214	—	68,339,214
Germany	—	104,787,765	—	104,787,765
Hong Kong	—	71,567,925	—	71,567,925
Italy	—	60,277,589	—	60,277,589
Japan	—	230,554,073	—	230,554,073
Netherlands	—	38,174,279	—	38,174,279
Singapore	—	53,242,567	—	53,242,567
Spain	—	40,543,372	—	40,543,372
Sweden	—	28,951,037	—	28,951,037
Switzerland	2,919,091	62,866,361	—	65,785,452
Taiwan	7,872,426	6,011,624	—	13,884,050
United Kingdom	—	212,293,821	—	212,293,821
Preferred Stock	—	1,328,823	—	1,328,823
Money Market Fund	6,193,451	—	—	6,193,451
Total Investments	$16,984,968	$1,011,561,758	$—	$1,028,546,726
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	1,390,723	4,298,298
Service Class	860,902	1,765,717
Shares reinvested:
Standard Class	—	2,268,647
Service Class	—	788,645
	2,251,625	9,121,307
Shares redeemed:
Standard Class	(4,127,878)	(8,369,545)
Service Class	(1,352,976)	(2,498,376)
	(5,480,854)	(10,867,921)
Net decrease	(3,229,229)	(1,746,614)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged
LVIP Mondrian International Value Fund–12

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.   No foreign currency exchange contracts or foreign cross currency exchange contracts were outstanding at June 30, 2019.
During the six months ended June 30, 2019, the Fund entered into foreign currency exchange contracts facilitate or expedite the settlement of portfolio transactions.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$29,182	$—
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$278,586	$—
6. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Mondrian International Value Fund–13

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian International Value Fund–14

LVIP Multi-Manager Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,118.40	0.22%	$1.16
Service Class Shares	1,000.00	1,116.60	0.57%	2.99
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
Service Class Shares	1,000.00	1,022.00	0.57%	2.86

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.15%
Investment Companies	95.15%
Equity Fund	37.85%
International Equity Funds	57.30%
Unaffiliated Investment	4.69%
Investment Company	4.69%
Money Market Fund	4.69%
Total Investments	99.84%
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%
LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.15%
INVESTMENT COMPANIES–95.15%
Equity Fund–37.85%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	2,388,461	$ 31,656,667
		31,656,667
International Equity Funds–57.30%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	756,124	7,882,592
LVIP Loomis Sayles Global Growth Fund	2,770,518	32,223,899
LVIP SSGA Developed International 150 Fund	971,864	7,821,557
		47,928,048
Total Affiliated Investments (Cost $74,695,125)		79,584,715

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.69%
INVESTMENT COMPANY–4.69%
Money Market Fund–4.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	3,923,527	$ 3,923,527
Total Unaffiliated Investment (Cost $3,923,527)		3,923,527

TOTAL INVESTMENTS–99.84% (Cost $78,618,652)	83,508,242
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	136,530
NET ASSETS APPLICABLE TO 8,168,806 SHARES OUTSTANDING–100.00%	$83,644,772

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
4	British Pound	$ 318,725	$ 318,442	9/16/19	$ 282	$—
3	Euro	429,244	426,496	9/16/19	2,747	—
3	Japanese Yen	349,912	348,122	9/16/19	1,791	—
					4,820	—
Equity Contracts:
5	E-mini Russell 2000 Index	391,775	383,681	9/20/19	8,094	—
13	E-mini S&P 500 Index	1,913,730	1,881,812	9/20/19	31,918	—
13	Euro STOXX 50 Index	512,354	497,951	9/20/19	14,404	—
3	FTSE 100 Index	280,748	276,923	9/20/19	3,825	—
1	Nikkei 225 Index (OSE)	197,190	195,578	9/12/19	1,612	—
					59,853	—
Total Futures Contracts					$64,673	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)
[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Affiliated investments, at value	$79,584,715
Unaffiliated investments, at value	3,923,527
Cash collateral held at broker for futures contracts	218,114
Receivable for securities sold	50,601
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	25,385
Dividends and interest receivable	7,365
Foreign currencies, at value	716
Prepaid expenses	132
TOTAL ASSETS	83,810,555
LIABILITIES:
Due to custodian	50,601
Due to manager and affiliates	42,935
Other accrued expenses payable	34,399
Variation margin due to broker on futures contracts	25,287
Payable for fund shares redeemed	12,561
TOTAL LIABILITIES	165,783
TOTAL NET ASSETS	$83,644,772
Affiliated investments, at cost	$74,695,125
Unaffiliated investments, at cost	3,923,527
Standard Class:
Net Assets	$ 2,651,467
Shares Outstanding	258,396
Net Asset Value Per Share	$ 10.261
Service Class:
Net Assets	$80,993,305
Shares Outstanding	7,910,410
Net Asset Value Per Share	$ 10.239
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$82,310,486
Distributable earnings/(accumulated loss)	1,334,286
TOTAL NET ASSETS	$83,644,772
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–5

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 34,103
Interest	722
34,825
EXPENSES:
Distribution fees-Service Class	134,891
Management fees	99,457
Accounting and administration expenses	31,642
Professional fees	11,908
Shareholder servicing fees	11,537
Reports and statements to shareholders	6,618
Consulting fees	1,858
Trustees’ fees and expenses	1,139
Custodian fees	354
Pricing fees	324
Other	2,063
301,791
Less:
Expenses reimbursed	(79,378)
Total operating expenses	222,413
NET INVESTMENT LOSS	(187,588)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(283,669)
Sale of unaffiliated investments	3
Futures contracts	(3,867,734)
Net realized loss	(4,151,400)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	12,983,596
Foreign currencies	(2,779)
Futures contracts	36,610
Net change in unrealized appreciation (depreciation)	13,017,427
NET REALIZED AND UNREALIZED GAIN	8,866,027
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,678,439
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (187,588)	$ 505,428
Net realized gain (loss)	(4,151,400)	8,474,432
Net change in unrealized appreciation (depreciation)	13,017,427	(16,080,308)
Net increase (decrease) in net assets resulting from operations	8,678,439	(7,100,448)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(234,975)
Service Class	—	(6,899,396)
	—	(7,134,371)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	80,245	234,089
Service Class	5,954,355	23,140,532
Reinvestment of dividends and distributions:
Standard Class	—	234,975
Service Class	—	6,899,396
	6,034,600	30,508,992
Cost of shares redeemed:
Standard Class	(34,167)	(754,569)
Service Class	(4,780,433)	(5,950,833)
	(4,814,600)	(6,705,402)
Increase in net assets derived from capital share transactions	1,220,000	23,803,590
NET INCREASE IN NET ASSETS	9,898,439	9,568,771
NET ASSETS:
Beginning of period	73,746,333	64,177,562
End of period	$83,644,772	$ 73,746,333
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–6

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended				5/1/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 9.175	$ 11.106	$ 9.404	$ 9.018	$ 9.829	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.006)	0.116	0.152	0.139	0.157	0.150
Net realized and unrealized gain (loss)	1.092	(1.027)	1.787	0.393	(0.821)	(0.149)
Total from investment operations	1.086	(0.911)	1.939	0.532	(0.664)	0.001
Less dividends and distributions from:
Net investment income	—	(0.109)	(0.176)	(0.146)	(0.140)	(0.161)
Net realized gain	—	(0.911)	(0.061)	—	(0.007)	(0.011)
Total dividends and distributions	—	(1.020)	(0.237)	(0.146)	(0.147)	(0.172)
Net asset value, end of period	$ 10.261	$ 9.175	$ 11.106	$ 9.404	$ 9.018	$ 9.829
Total return[5]	11.84%	(8.22%)	20.61%	5.90%	(6.77%)	—
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,651	$ 2,329	$ 3,078	$ 2,411	$ 1,852	$ 1,526
Ratio of expenses to average net assets[6]	0.22%	0.26%	0.34%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.42%	0.40%	0.42%	0.47%	0.52%	0.68%
Ratio of net investment income (loss) to average net assets	(0.13%) [7]	1.04%	1.47%	1.54%	1.62%	2.19%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.33%) [7]	0.90%	1.39%	1.42%	1.45%	1.86%
Portfolio turnover	7%	103%	10%	19%	20%	9%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–7

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended				5/1/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 9.170	$ 11.103	$ 9.405	$ 9.020	$ 9.830	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.024)	0.077	0.116	0.108	0.123	0.125
Net realized and unrealized gain (loss)	1.093	(1.024)	1.783	0.392	(0.820)	(0.147)
Total from investment operations	1.069	(0.947)	1.899	0.500	(0.697)	(0.022)
Less dividends and distributions from:
Net investment income	—	(0.075)	(0.140)	(0.115)	(0.106)	(0.137)
Net realized gain	—	(0.911)	(0.061)	—	(0.007)	(0.011)
Total dividends and distributions	—	(0.986)	(0.201)	(0.115)	(0.113)	(0.148)
Net asset value, end of period	$ 10.239	$ 9.170	$ 11.103	$ 9.405	$ 9.020	$ 9.830
Total return[5]	11.66%	(8.55%)	20.18%	5.54%	(7.10%)	(0.23%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 80,993	$ 71,417	$ 61,100	$42,961	$ 33,219	$ 19,081
Ratio of expenses to average net assets[6]	0.57%	0.61%	0.69%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.77%	0.75%	0.77%	0.82%	0.87%	1.03%
Ratio of net investment income (loss) to average net assets	(0.48%) [7]	0.69%	1.12%	1.19%	1.27%	1.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.68%) [7]	0.55%	1.04%	1.07%	1.10%	1.51%
Portfolio turnover	7%	103%	10%	19%	20%	9%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–8

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund is advised by LIAC. The Underlying Funds invest in U.S. and foreign stocks. In addition to investment companies, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Multi-Manager Global Equity Managed Volatility Fund–9

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.22% of average daily net assets for the Standard Class and 0.57% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 37,237	$ 37,237
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$2,322
Legal	478
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,678 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Multi-Manager Global Equity Managed Volatility Fund–10

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$25,385
Management fees payable to LIAC	16,754
Distribution fees payable to LFD	22,723
Printing and mailing fees payable to Lincoln Life	1,514
Shareholder servicing fees payable to Lincoln Life	1,944
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.15%@
Equity Fund-37.85%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$27,440,768	$1,948,421	$2,484,254	$(115,629)	$ 4,867,361	$31,656,667	2,388,461	$—	$—
International Equity Funds-57.30%@
✧✧LVIP Dimensional International Core Equity Fund	7,137,496	592,953	714,660	(102,965)	969,766	7,882,592	756,124	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	27,602,554	1,891,815	3,770,364	51,455	6,448,439	32,223,899	2,770,518	—	—
✧✧LVIP SSGA Developed International 150 Fund	7,170,663	722,461	653,067	(116,530)	698,030	7,821,557	971,864	—	—
Total	$69,351,481	$5,155,650	$7,622,345	$(283,669)	$12,983,596	$79,584,715		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$5,155,652
Sales	7,622,345
LVIP Multi-Manager Global Equity Managed Volatility Fund–11

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$78,618,652
Aggregate unrealized appreciation of investments and derivatives	$ 6,489,431
Aggregate unrealized depreciation of investments and derivatives	(1,535,168)
Net unrealized appreciation of investments and derivatives	$ 4,954,263
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$79,584,715	$—	$—	$79,584,715
Unaffiliated Investment Company	3,923,527	—	—	3,923,527
Total Investments	$83,508,242	$—	$—	$83,508,242
Derivatives:
Assets:
Futures Contracts	$ 64,673	$—	$—	$ 64,673
There were no Level 3 investments at the beginning or end of the period.
LVIP Multi-Manager Global Equity Managed Volatility Fund–12

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	8,009	20,476
Service Class	605,683	2,066,824
Shares reinvested:
Standard Class	—	25,452
Service Class	—	748,705
	613,692	2,861,457
Shares redeemed:
Standard Class	(3,451)	(69,180)
Service Class	(483,190)	(530,445)
	(486,641)	(599,625)
Net increase	127,051	2,261,832
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$59,853	Variation margin due to broker on futures contracts	$—
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	4,820	Variation margin due to broker on futures contracts	—
Total		$64,673		$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP Multi-Manager Global Equity Managed Volatility Fund–13

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,815,734)	$ (95,434)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(52,000)	132,044
Total		$(3,867,734)	$ 36,610
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,766,092	$17,875,091
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–14

LVIP PIMCO Low Duration Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP PIMCO Low Duration Bond Fund

LVIP PIMCO Low Duration Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP PIMCO Low Duration Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,022.90	0.54%	$2.71
Service Class Shares	1,000.00	1,021.70	0.79%	3.96
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.10	0.54%	$2.71
Service Class Shares	1,000.00	1,020.90	0.79%	3.96

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Agency Asset-Backed Security	0.14%
Agency Collateralized Mortgage Obligations	4.59%
Agency Commercial Mortgage-Backed Security	0.66%
Agency Mortgage-Backed Securities	8.83%
Agency Obligations	3.09%
Corporate Bonds	47.11%
Agriculture	1.57%
Airlines	0.61%
Auto Manufacturers	5.96%
Auto Parts & Equipment	0.80%
Banks	15.31%
Beverages	0.21%
Commercial Services	1.33%
Computers	0.54%
Diversified Financial Services	4.35%
Electric	2.17%
Engineering & Construction	0.03%
Food	0.40%
Forest Products & Paper	0.13%
Gas	0.16%
Health Care Services	0.10%
Holding Companies-Diversified	0.36%
Home Builders	0.81%
Insurance	0.85%
Internet	0.19%
Media	0.64%
Miscellaneous Manufacturing	0.43%
Oil & Gas	1.80%
Pharmaceuticals	1.26%
Pipelines	0.73%
Retail	0.36%
Semiconductors	2.09%
Telecommunications	1.87%
Transportation	0.29%
Trucking & Leasing	1.76%
Security Type/Sector	Percentage of Net Assets
Loan Agreement	0.17%
Non-Agency Asset-Backed Securities	6.04%
Non-Agency Collateralized Mortgage Obligations	1.58%
Non-Agency Commercial Mortgage-Backed Securities	2.41%
Sovereign Bonds	7.18%
Supranational Banks	2.94%
U.S. Treasury Obligations	19.36%
Money Market Fund	0.24%
Short-Term Investments	8.13%
Total Investments	112.47%
Options Written	(0.00%)
Liabilities Net of Receivables and Other Assets	(12.47%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)*
U.S. Government	32.55%
AAA	10.12%
AA	2.97%
A	21.44%
BBB	18.60%
BB	0.52%
Non-Rated	6.56%
Short-Term Investments	7.24%
Total	100.00%

*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY ASSET-BACKED SECURITY–0.14%
•SLC Student Loan Trust Series 2005-3 A3 2.53% (LIBOR03M + 0.12%) 6/15/29	1,388,259	$ 1,377,807
Total Agency Asset-Backed Security (Cost $1,381,542)		1,377,807
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.59%
•Fannie Mae REMICs
Series 2011-86 NF 2.95% (LIBOR01M + 0.55%) 9/25/41	2,037,263	2,048,540
Series 2014-49 AF 2.81% (LIBOR01M + 0.32%) 8/25/44	963,486	961,084
Series 2017-95 FA 2.84% (LIBOR01M + 0.35%) 11/25/47	5,977,851	5,955,219
•Freddie Mac REMICs
Series 4347 WF 2.89% (LIBOR01M + 0.40%) 1/15/40	2,228,329	2,228,543
Series 4367 GF 2.84% (LIBOR01M + 0.35%) 3/15/37	6,390,115	6,343,532
Series 4419 AF 2.83% (LIBOR01M + 0.34%) 6/15/40	4,205,746	4,193,944
Series 4730 WF 2.86% (LIBOR01M + 0.35%) 8/15/38	6,403,253	6,369,105
•Freddie Mac Strips
Series 328 F4 2.79% (LIBOR01M + 0.35%) 2/15/38	6,260,889	6,211,412
Series 330 F4 2.79% (LIBOR01M + 0.35%) 10/15/37	2,934,323	2,934,360
•GNMA
Series 2016-H11 F 3.31% (LIBOR01M + 0.80%) 5/20/66	2,639,608	2,658,891
Series 2016-H17 FC 3.30% (LIBOR01M + 0.83%) 8/20/66	2,374,651	2,395,473
Series 2016-H19 FA 3.25% (LIBOR01M + 0.78%) 9/20/66	2,287,388	2,302,038
Total Agency Collateralized Mortgage Obligations (Cost $44,701,686)		44,602,141
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.66%
•Fannie Mae-Aces Series 2017-M13 FA 2.84% (LIBOR01M + 0.40%) 10/25/24	6,530,564	$ 6,436,883
Total Agency Commercial Mortgage-Backed Security (Cost $6,524,324)		6,436,883
AGENCY MORTGAGE-BACKED SECURITIES–8.83%
Fannie Mae S.F. 30 yr TBA
3.50% 8/13/49	24,400,000	24,941,037
4.00% 7/1/49	3,900,000	4,030,787
4.00% 8/1/49	55,000,000	56,827,246
Total Agency Mortgage-Backed Securities (Cost $85,668,640)		85,799,070
AGENCY OBLIGATIONS–3.09%
Federal Home Loan Banks 2.70% 4/29/22	10,000,000	10,017,108
Federal Home Loan Mortgage 2.55% 6/20/22	20,000,000	20,004,005
Total Agency Obligations (Cost $30,000,000)		30,021,113
CORPORATE BONDS–47.11%
Agriculture–1.57%
Altria Group 3.49% 2/14/22	3,700,000	3,806,533
•BAT Capital
3.12% 8/14/20	2,825,000	2,832,401
3.40% 8/15/22	500,000	501,539
BAT International Finance 3.50% 6/15/22	300,000	306,792
Imperial Brands Finance
2.95% 7/21/20	2,000,000	2,005,817
3.75% 7/21/22	600,000	617,928
Reynolds American 4.00% 6/12/22	5,000,000	5,193,114
		15,264,124
Airlines–0.61%
♦Continental Airlines 2007-1 Class A Pass Through Trust 5.98% 10/19/23	666,496	707,652
Delta Air Lines 3.63% 3/15/22	3,200,000	3,256,641
♦Northwest Airlines Pass Through Trust 6.26% 5/20/23	152,740	158,491
♦Virgin Australia Pass Through Trust 5.00% 4/23/25	86,076	88,688
WestJet Airlines 3.50% 6/16/21	1,750,000	1,760,383
		5,971,855
Auto Manufacturers–5.96%
Daimler Finance North America
3.00% 2/22/21	8,522,000	8,591,567
3.35% 5/4/21	5,000,000	5,072,005
LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit
1.90% 8/12/19	6,800,000	$ 6,793,687
2.68% 1/9/20	3,500,000	3,498,312
3.34% 3/18/21	1,100,000	1,106,014
5.09% 1/7/21	2,300,000	2,370,790
General Motors Financial
3.20% 7/13/20	3,500,000	3,513,051
3.55% 7/8/22	1,400,000	1,425,600
4.20% 11/6/21	5,200,000	5,356,160
Hyundai Capital America 2.75% 9/18/20	1,705,000	1,706,700
Nissan Motor Acceptance
2.15% 9/28/20	6,500,000	6,465,303
2.60% 9/28/22	200,000	199,165
•3.49% (LIBOR03M + 0.89%) 1/13/22	3,100,000	3,104,464
3.65% 9/21/21	5,000,000	5,120,589
Volkswagen Group of America Finance 4.00% 11/12/21	3,500,000	3,613,816
		57,937,223
Auto Parts & Equipment–0.80%
Lear 5.25% 1/15/25	7,500,000	7,771,058
		7,771,058
Banks–15.31%
ABN AMRO Bank 1.80% 9/20/19	5,900,000	5,891,764
Aozora Bank 3.81% 9/7/21	1,500,000	1,533,690
Axis Bank 3.25% 5/21/20	2,500,000	2,505,612
μBank of America 2.33% 10/1/21	1,200,000	1,198,775
Barclays
2.75% 11/8/19	5,000,000	4,996,225
•3.95% (LIBOR03M + 1.43%) 2/15/23	750,000	746,548
•Citibank 3.16% 7/23/21	2,660,000	2,668,104
Credit Suisse Group Funding Guernsey 3.45% 4/16/21	4,000,000	4,063,940
•Danske Bank 3.50% (LIBOR03M + 1.06%) 9/12/23	5,000,000	4,860,702
Goldman Sachs Group
μ2.88% 10/31/22	3,250,000	3,277,771
•3.36% 10/31/22	3,000,000	3,002,608
•3.94% (LIBOR03M + 1.36%) 4/23/21	3,000,000	3,046,159
•HSBC Holdings
3.52% 5/18/24	1,000,000	1,003,245
4.10% (LIBOR03M + 1.50%) 1/5/22	5,000,000	5,111,320
•JPMorgan Chase & Co.
3.01% (LIBOR03M + 0.61%) 6/18/22	4,000,000	4,008,415
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•JPMorgan Chase & Co. (continued)
6.05% (LIBOR03M + 3.47%) 7/30/19	4,088,000	$ 4,092,006
Lloyds Banking Group 4.05% 8/16/23	6,500,000	6,789,645
Macquarie Group
•3.66% (LIBOR03M + 1.35%) 3/27/24	1,500,000	1,508,131
7.63% 8/13/19	1,000,000	1,005,858
7.63% 8/13/19	6,000,000	6,035,149
Mitsubishi UFJ Financial Group
3.22% 3/7/22	4,000,000	4,085,978
3.76% 7/26/23	6,000,000	6,278,281
Mitsubishi UFJ Trust & Banking 2.65% 10/19/20	5,200,000	5,219,078
Mizuho Financial Group 2.60% 9/11/22	6,000,000	5,998,692
•Morgan Stanley 3.77% (LIBOR03M + 1.18%) 1/20/22	2,100,000	2,122,667
Royal Bank of Scotland Group
μ3.50% 5/15/23	5,000,000	5,058,379
•3.99% (LIBOR03M + 1.47%) 5/15/23	2,000,000	1,995,209
•Santander UK 3.14% (LIBOR03M + 0.62%) 6/1/21	3,000,000	3,007,502
Standard Chartered 2.40% 9/8/19	6,000,000	5,999,292
•State Bank of India 3.54% (LIBOR03M + 0.95%) 4/6/20	10,000,000	10,024,368
Sumitomo Mitsui Financial Group
2.06% 7/14/21	2,500,000	2,490,513
2.78% 10/18/22	6,000,000	6,062,135
•3.34% (LIBOR03M + 0.74%) 10/18/22	4,000,000	4,009,381
•Sumitomo Mitsui Trust Bank 3.51% (LIBOR03M + 0.91%) 10/18/19	2,000,000	2,005,100
•Swedbank AB 3.13% (LIBOR03M + 0.70%) 3/14/22	2,300,000	2,281,795
•Synchrony Bank 2.95% (LIBOR03M + 0.63%) 3/30/20	5,500,000	5,505,945
UBS Group Funding Switzerland 3.00% 4/15/21	1,800,000	1,817,065
•UBS Group Funding Switzerland AG 3.78% (LIBOR03M + 1.44%) 9/24/20	1,500,000	1,522,872
Wells Fargo & Co. 2.10% 7/26/21	6,000,000	5,969,511
		148,799,430

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.21%
Molson Coors Brewing 1.45% 7/15/19	2,000,000	$ 1,999,238
		1,999,238
Commercial Services–1.33%
Central Nippon Expressway
2.24% 2/16/21	500,000	499,195
2.29% 4/23/21	2,000,000	1,995,563
•3.11% (LIBOR03M + 0.54%) 8/4/20	5,000,000	5,007,902
Equifax 3.60% 8/15/21	2,900,000	2,956,615
S&P Global 3.30% 8/14/20	2,400,000	2,425,563
		12,884,838
Computers–0.54%
Dell International 5.45% 6/15/23	4,900,000	5,284,531
		5,284,531
Diversified Financial Services–4.35%
AerCap Ireland Capital
3.95% 2/1/22	1,100,000	1,132,149
4.63% 10/30/20	2,000,000	2,051,235
5.00% 10/1/21	300,000	314,751
Air Lease
2.50% 3/1/21	3,000,000	3,002,785
4.25% 2/1/24	5,200,000	5,489,410
Aircastle
5.50% 2/15/22	700,000	742,247
7.63% 4/15/20	1,000,000	1,036,720
Ally Financial
3.75% 11/18/19	450,000	451,181
4.13% 3/30/20	2,100,000	2,125,557
BGC Partners 5.13% 5/27/21	5,200,000	5,377,323
BOC Aviation
2.38% 9/15/21	750,000	741,901
3.00% 3/30/20	2,000,000	2,005,094
3.00% 5/23/22	4,000,000	4,010,886
•3.63% (LIBOR03M + 1.05%) 5/2/21	1,500,000	1,507,725
Cantor Fitzgerald 6.50% 6/17/22	1,000,000	1,076,042
International Lease Finance
4.63% 4/15/21	600,000	619,103
5.88% 8/15/22	1,100,000	1,198,704
8.25% 12/15/20	500,000	539,620
Mitsubishi UFJ Lease & Finance 2.65% 9/19/22	6,700,000	6,708,024
Navient 8.00% 3/25/20	2,100,000	2,178,750
		42,309,207
Electric–2.17%
Chugoku Electric Power 2.70% 3/16/20	4,000,000	4,004,048
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Exelon 2.45% 4/15/21	1,300,000	$ 1,300,074
FirstEnergy 2.85% 7/15/22	3,030,000	3,068,283
Iberdrola Finance Ireland 5.00% 9/11/19	4,555,000	4,575,230
NextEra Energy Capital Holdings
•2.92% (LIBOR03M + 0.40%) 8/21/20	3,100,000	3,098,906
3.20% 2/25/22	600,000	611,682
Pennsylvania Electic 5.20% 4/1/20	1,400,000	1,424,716
Southern 2.35% 7/1/21	3,000,000	2,998,777
		21,081,716
Engineering & Construction–0.03%
Heathrow Funding 4.88% 7/15/23	300,000	319,572
		319,572
Food–0.40%
McCormick & Co. 2.70% 8/15/22	900,000	908,595
Mondelez International Holdings Netherlands 2.00% 10/28/21	3,000,000	2,973,413
		3,882,008
Forest Products & Paper–0.13%
Georgia-Pacific 2.54% 11/15/19	1,300,000	1,300,129
		1,300,129
Gas–0.16%
CenterPoint Energy Resources 3.55% 4/1/23	800,000	824,813
•Dominion Energy Gas Holdings 3.01% (LIBOR03M + 0.60%) 6/15/21	700,000	703,343
		1,528,156
Health Care Services–0.10%
Humana 2.63% 10/1/19	1,000,000	1,000,379
		1,000,379
Holding Companies-Diversified–0.36%
CK Hutchison International 17 II 2.25% 9/29/20	3,500,000	3,492,908
		3,492,908
Home Builders–0.81%
DR Horton
4.00% 2/15/20	6,797,000	6,846,438
4.38% 9/15/22	1,000,000	1,041,785
		7,888,223

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.85%
•Assurant 3.58% (LIBOR03M + 1.25%) 3/26/21	2,200,000	$ 2,200,165
Athene Global Funding
3.00% 7/1/22	1,000,000	1,012,288
•3.83% (LIBOR03M + 1.23%) 7/1/22	5,000,000	5,045,117
		8,257,570
Internet–0.19%
•Tencent Holdings 3.49% (LIBOR03M + 0.91%) 4/11/24	1,800,000	1,801,677
		1,801,677
Media–0.64%
Charter Communications Operating
3.58% 7/23/20	2,000,000	2,018,315
4.50% 2/1/24	3,000,000	3,199,412
Sky 2.63% 9/16/19	1,000,000	1,000,153
		6,217,880
Miscellaneous Manufacturing–0.43%
General Electric
•2.74% (LIBOR03M + 0.41%) 3/28/20	2,000,000	1,992,891
μ5.00% 1/21/21	2,300,000	2,221,754
		4,214,645
Oil & Gas–1.80%
Pioneer Natural Resources 3.45% 1/15/21	1,000,000	1,013,333
Ras Laffan Liquefied Natural Gas 3 6.75% 9/30/19	1,500,000	1,513,874
Sinopec Group Overseas Development 2015 2.50% 4/28/20	8,600,000	8,601,167
Sinopec Group Overseas Development 2017 2.25% 9/13/20	2,000,000	1,996,709
Woodside Finance
3.65% 3/5/25	800,000	821,688
4.60% 5/10/21	3,400,000	3,504,846
		17,451,617
Pharmaceuticals–1.26%
Allergan Sales 5.00% 12/15/21	5,400,000	5,648,808
CVS Health
3.35% 3/9/21	3,000,000	3,042,668
3.50% 7/20/22	1,200,000	1,233,651
Teva Pharmaceutical Finance Netherlands III 2.20% 7/21/21	1,000,000	952,500
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis 3.45% 11/13/20	1,300,000	$ 1,316,754
		12,194,381
Pipelines–0.73%
Energy Transfer Operating 4.25% 3/15/23	1,700,000	1,776,081
Energy Transfer Partners 5.75% 9/1/20	500,000	514,140
Enterprise Products Operating 2.55% 10/15/19	1,000,000	999,760
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	3,800,333
		7,090,314
Retail–0.36%
AutoNation 3.35% 1/15/21	1,400,000	1,413,212
CK Hutchison International 19 3.25% 4/11/24	2,000,000	2,054,444
		3,467,656
Semiconductors–2.09%
Broadcom
2.38% 1/15/20	4,510,000	4,502,756
3.00% 1/15/22	3,500,000	3,510,413
3.13% 10/15/22	6,000,000	6,040,120
KLA-Tencor 3.38% 11/1/19	1,000,000	1,001,906
NXP
4.13% 6/1/21	2,500,000	2,564,000
4.63% 6/1/23	700,000	739,620
4.88% 3/1/24	1,800,000	1,931,346
		20,290,161
Telecommunications–1.87%
•AT&T
3.27% (LIBOR03M + 0.75%) 6/1/21	2,500,000	2,513,207
3.55% (LIBOR03M + 0.95%) 7/15/21	1,500,000	1,513,594
3.62% (LIBOR03M + 1.18%) 6/12/24	5,000,000	5,066,423
Crown Castle Towers 3.22% 5/15/42	2,200,000	2,227,683
•Vodafone Group 3.59% (LIBOR03M + 0.99%) 1/16/24	6,800,000	6,821,868
		18,142,775
Transportation–0.29%
Kansas City Southern
2.35% 5/15/20	1,500,000	1,497,134
3.00% 5/15/23	1,250,000	1,269,955
		2,767,089

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–1.76%
Aviation Capital Group 2.88% 1/20/22	3,500,000	$ 3,526,150
•GATX 3.29% (LIBOR03M + 0.72%) 11/5/21	1,600,000	1,593,722
Park Aerospace Holdings 5.25% 8/15/22	900,000	952,470
Park Aerospace Holdings Limited 3.63% 3/15/21	100,000	101,130
Penske Truck Leasing 4.88% 7/11/22	175,000	186,100
Penske Truck LeasingLp / PTL Finance 3.45% 7/1/24	5,000,000	5,155,962
SMBC Aviation Capital Finance DAC
2.65% 7/15/21	4,600,000	4,599,925
3.00% 7/15/22	1,000,000	1,012,956
		17,128,415
Total Corporate Bonds (Cost $452,373,020)		457,738,775
LOAN AGREEMENT–0.17%
•Las Vegas Sands 1st Lien 4.15% (LIBOR01M + 1.75%) 3/27/25	1,645,500	1,635,364
Total Loan Agreement (Cost $1,641,212)		1,635,364
NON-AGENCY ASSET-BACKED SECURITIES–6.04%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 3.60% (LIBOR01M + 1.20%) 10/25/34	16,199	16,478
•Amortizing Residential Collateral Trust A5 3.40% (LIBOR01M + 1.00%) 10/25/34	63,011	63,391
•Apidos CLO XVI Series 2013-16A A1R 3.57% (LIBOR03M + 0.98%) 1/19/25	960,663	960,487
•Arbor Realty Collateralized Loan Obligation Series 2017-FL3 A 3.38% (LIBOR01M + 0.99%) 12/15/27	2,500,000	2,502,335
•Arbor Realty Commercial Real Estate Notes Series 2019-FL1 A 3.65% (LIBOR01M + 1.15%) 5/15/37	1,100,000	1,102,748
•Atrium XII Series 12A AR 3.42% (LIBOR03M + 0.83%) 4/22/27	5,000,000	4,989,360
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Bear Stearns Asset Backed Securities I Trust Series 2005-AQ1 M3 3.15% (LIBOR01M + 0.75%) 3/25/35	1,104,000	$ 1,085,475
•Bear Stearns Asset Backed Securities Trust Series 2003-2 A3 3.90% (LIBOR01M + 1.50%) 3/25/43	75,126	75,662
•BlueMountain CLO Series 2015-1A A1R 3.93% (LIBOR03M + 1.33%) 4/13/27	700,000	700,139
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 2.94% (LIBOR01M + 0.54%) 12/25/34	2,607,141	2,605,741
•Drug Royalty II Series 2014-1 A1 5.64% (LIBOR03M + 2.85%) 7/15/23	28,450	28,565
•GSAA Home Equity Trust Series 2004-11 2A2 3.04% (LIBOR01M + 0.64%) 12/25/34	15,386	15,419
•Jamestown CLO IV Series 2014-4A A1BR 3.29% (LIBOR03M + 0.69%) 7/15/26	1,849,763	1,843,929
•LoanCore 2019-CRE2 Issuer Series 2019-CRE2 A 3.52% 5/9/36	2,100,000	2,105,256
•Navient Private Education Loan Trust
Series 2014-CTA A 3.09% (LIBOR01M + 0.70%) 9/16/24	101,643	101,683
Series 2015-AA A2B 3.59% (LIBOR01M + 1.20%) 12/15/28	1,439,368	1,455,240
•OCP CLO Series 2015-9A A1R 3.40% (LIBOR03M + 0.80%) 7/15/27	2,000,000	1,995,392
•Securitized Asset Backed Receivables,Trust Series 2006-OP1 M1 2.77% (LIBOR01M + 0.37%) 10/25/35	59,499	59,506
•SLM Private Credit Student Loan Trust Series 2005-A A3 2.61% (LIBOR03M + 0.20%) 6/15/23	856,035	854,112
SoFi Consumer Loan Program Series 2017-6 A2 2.82% 11/25/26	5,000,000	5,009,445

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Sofi Consumer Loan Program 2017-5 Series 2017-5 A2 2.78% 9/25/26	4,500,000	$ 4,508,586
SoFi Professional Loan Program
Series 2016-F A2 3.02% 2/25/40	2,531,441	2,558,710
Series 2017-D A2FX 2.65% 9/25/40	1,700,000	1,714,461
•THL Credit Wind River Series 2012-1A AR2 3.28% (LIBOR03M + 0.88%) 1/15/26	3,000,000	3,000,000
•Tralee CLO III Series 2014-3A AR 3.62% (LIBOR03M + 1.03%) 10/20/27	4,000,000	3,998,672
•Tralee CLO V Series 2018-5A A1 3.70% (LIBOR03M + 1.11%) 10/20/28	5,100,000	5,094,451
•Venture XVI CLO Series 2014-16A ARR 3.45% (LIBOR03M + 0.85%) 1/15/28	2,000,000	1,993,814
•Venture XVII CLO Series 2014-17A ARR 3.67% (LIBOR03M + 0.88%) 4/15/27	5,000,000	4,985,495
•WhiteHorse IX Series 2014-9A AR 3.75% (LIBOR03M + 1.16%) 7/17/26	3,281,372	3,281,332
Total Non-Agency Asset-Backed Securities (Cost $58,539,329)		58,705,884
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.58%
•Bear Stearns ARM Trust Series 2003-1 5A1 4.40% 4/25/33	49,760	50,085
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 4.20% 7/25/33	6,004	6,119
FWD Securitization Trust 2.81% 7/25/49	2,000,000	1,999,843
•Gosforth Funding Series 2017-1A A1A 2.89% (LIBOR03M + 0.47%) 12/19/59	966,876	966,630
•GSR Mortgage Loan Trust Series 2005-5F 8A1 2.90% (LIBOR01M + 0.50%) 6/25/35	342,186	323,555
•Holmes Master Issuer Series 2018-2A A2 3.02% (LIBOR03M + 0.42%) 10/15/54	10,000,000	10,029,810
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 4.60% 5/25/33	12,709	$ 12,923
New Residential Mortagage Loan 4.50% 5/25/58	863,005	902,384
•New York Mortgage Trust Series 2005-3 A1 2.88% (LIBOR01M + 0.48%) 2/25/36	492,929	493,009
•Sequoia Mortgage Trust Series 2004-6 A1 3.86% 7/20/34	7,820	7,812
Silverstone Master Issuer SMI 2019 1A 3.15% 1/21/70	300,000	300,076
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 2.64% (LIBOR01M + 0.25%) 7/19/35	285,714	282,815
Total Non-Agency Collateralized Mortgage Obligations (Cost $15,305,146)		15,375,061
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.41%
•BX Trust Series 2017-APPL A 3.27% (LIBOR01M + 0.88%) 7/15/34	6,367,802	6,351,990
•GPMT Series 2018-FL1 A 3.28% (LIBOR01M + 0.90%) 11/21/35	1,533,276	1,533,276
GS Mortgage Securities Trust Series 2011-GC5 A4 3.71% 8/10/44	6,300,000	6,433,093
•PFP Series 2017-4 A 3.27% (LIBOR01M + 0.88%) 7/14/35	973,828	973,837
•VMC Finance Series 2018-FL2 A 3.31% (LIBOR01M + 0.92%) 10/15/35	2,935,848	2,936,767
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47	5,000,000	5,145,555
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $23,429,914)		23,374,518
ΔSOVEREIGN BONDS–7.18%
India—0.21%
Export-Import Bank of India
2.75% 4/1/20	1,293,000	1,295,146
•3.52% (LIBOR03M + 1.00%) 8/21/22	750,000	750,420
		2,045,566

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan—6.97%
≠Japan Treasury Discount Bill 0.00% 7/22/19	JPY	7,303,000,000	$ 67,741,746
			67,741,746
Total Sovereign Bonds (Cost $70,329,033)			69,787,312
SUPRANATIONAL BANKS–2.94%
International Bank for Reconstruction & Development
2.70% 5/16/22		8,385,000	8,502,249
2.85% 3/4/22		20,000,000	20,027,192
Total Supranational Banks (Cost $28,385,000)			28,529,441
U.S. TREASURY OBLIGATIONS–19.36%
U.S. Treasury Inflation Protected Security
0.13% 4/15/22		19,541,346	19,392,089
0.63% 4/15/23		24,810,555	25,108,321
0.75% 7/15/28		23,411,010	24,402,571
0.88% 1/15/29		11,838,996	12,466,758
×U.S. Treasury Notes
2.25% 4/30/21		100,000,000	100,849,609
2.38% 3/15/22		5,800,000	5,903,879
Total U.S. Treasury Obligations (Cost $184,771,484)			188,123,227

	Number of Shares
MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	2,340,135	2,340,135
Total Money Market Fund (Cost $2,340,135)		2,340,135

		Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—8.13%
≠Discounted Commercial Paper–8.13%
Bank of Montreal
1.79% 7/22/19	CAD	3,200,000	$ 2,441,078
1.80% 7/19/19	CAD	9,600,000	7,324,275
Bank of Nova Scotia 1.77% 7/22/19	CAD	12,800,000	9,764,391
Enbridge 2.64% 7/25/19		9,000,000	8,984,160
Mondelez International 2.55% 8/12/19		6,000,000	5,982,150
National Grid 2.54% 8/20/19		10,000,000	9,964,722
Royal Bank of Canada 1.77% 7/22/19	CAD	12,800,000	9,764,391
Sepra Energy Holdings 2.75% 7/8/19		10,000,000	9,994,653
Toronto Dominion Bank 1.79% 7/22/19	CAD	12,800,000	9,764,315
VW Credit 3.17% 7/1/19		5,000,000	5,000,000
Total Short-Term Investments (Cost $78,709,520)			78,984,135

TOTAL INVESTMENTS–112.47% (Cost $1,084,099,985)	1,092,830,866

Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–(0.00)%

Put Options Written–(0.00)%
10 yr IRO Strike price $2.35, expiration date 9/4/19, notional amount $95,175,000 BNP	(40,500,000)	(40,440)
2 yr IRO Strike price $2.05, expiration date 7/18/19, notional amount $279,415,000 MSC	(136,300,000)	(5,837)
		(46,277)
Total Options Written (Premium received $(221,272) )		(46,277)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(12.47%)	(121,160,039)
NET ASSETS APPLICABLE TO 96,197,618 SHARES OUTSTANDING–100.00%	$ 971,624,550

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.
× Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2019:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	CAD	1,620,000	USD	(1,200,941)	7/2/19	$ 36,187	$ —
BNP	EUR	(28,209,000)	USD	31,623,271	7/2/19	—	(458,666)
BNP	GBP	1,230,000	USD	(1,561,150)	8/2/19	3,460	—
BNP	JPY	(7,303,000,000)	USD	68,306,343	7/22/19	450,367	—
GSI	AUD	(15,143,000)	USD	10,576,659	7/2/19	—	(55,220)
GSI	CAD	(2,497,260)	USD	1,908,000	8/2/19	—	(419)
GSI	EUR	1,308,000	USD	(1,481,923)	7/2/19	5,658	—
GSI	JPY	(2,600,000)	USD	24,060	7/2/19	—	(59)
JPMC	AUD	(29,838,000)	USD	20,773,183	7/2/19	—	(176,034)
JPMC	AUD	2,553,000	USD	(1,780,642)	7/2/19	11,816	—
JPMC	CAD	(9,600,000)	USD	7,283,422	7/19/19	—	(50,761)
JPMC	CAD	(41,600,000)	USD	31,563,752	7/22/19	—	(220,022)
JPMC	GBP	(1,375,000)	USD	1,741,519	7/2/19	—	(4,842)
Total Foreign Currency Exchange Contracts						$507,488	$(966,023)
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
1,032	3-Month EURIBOR	$ 294,310,633	$ 293,296,772	3/14/22	$1,013,861	$ —
(2,042)	90 Day IMM Eurodollar	(502,561,725)	(498,240,703)	12/14/20	—	(4,321,022)
(1,221)	90 Day IMM Eurodollar	(300,243,900)	(298,266,728)	3/14/22	—	(1,977,172)
116	90 Day IMM Eurodollar	28,502,650	28,488,269	9/19/22	14,381	—
505	Bank Acceptance	94,748,959	93,738,540	6/15/20	1,010,419	—
624	Bank Acceptance	117,147,418	116,545,172	9/14/20	602,246	—
451	Bank Acceptance	84,690,571	84,578,962	12/14/20	111,609	—
(273)	Long Gilt	(45,174,510)	(44,819,062)	9/26/19	—	(355,448)
(129)	U.S. Treasury 10 yr Notes	(16,507,969)	(16,203,468)	9/19/19	—	(304,501)
510	U.S. Treasury 10 yr Ultra Bonds	70,443,750	70,230,686	9/19/19	213,064	—
626	U.S. Treasury 2 yr Notes	134,702,485	134,610,342	9/30/19	92,143	—
					3,057,723	(6,958,143)
Sovereign Bond:
104	MSE 10-Year Canadian BondΔ	11,351,014	11,375,490	9/19/19	—	(24,476)
Total Futures Contracts					$3,057,723	$(6,982,619)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]
Centrally Cleared:
Protection Sold/Moody's Ratings
CDX.NA.HY.32-Quarterly [4]	4,500,000	(5.00%)	6/20/24	$(401,964)	$(261,192)	$—	$(140,772)

1 See Note 5 in Notes to Financial Statements.
2 Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
3 Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.
4 Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
OIS IRS-(Maturity)	67,400,000	2.50%	(2.50%) [4]	3/1/20	$274,153	$4,387	$269,766	$—
OIS IRS-(Maturity)	1,990,100,000	2.34%	(2.34%) [4]	3/18/20	3,555,592	57,342	3,498,250	—
OIS IRS-(Annually)	276,100,000	(2.30%)	2.30% [4]	3/1/22	(5,725,577)	373,933	—	(6,099,510)
OIS IRS-(Semiannual/Quarterly)	56,800,000	(2.75%)	2.75% [4]	12/18/29	(4,018,496)	(3,988,143)	—	(30,353)
OIS IRS-(Semiannual/Quarterly)	254,800,000	2.69%	(2.69%) [4]	9/27/20	4,087,830	—	4,087,830	—
						(3,552,481)	7,855,846	(6,129,863)

Reference Obligation/ Payment Frequency (Floating Rate/Floating Rate)	Notional Amount[3]	Floating Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Receive 3 month LIBOR - Pay 1 month LIBOR IRS-(Received quarterly, paid monthly)	954,000,000	(2.39%)	2.38% [5]	6/21/20	$4,974	$(95,352)	$100,326	$—
Receive 3 month LIBOR - Pay 1 month LIBOR IRS-(Received quarterly, paid quarterly)	164,220,000	(2.55%)	2.45% [6]	5/10/21	(55,556)	(29,323)	—	(26,234)
Receive 3 month LIBOR - Pay 1 month LIBOR IRS-(Received quarterly, paid quarterly)	82,100,000	(2.55%)	2.54% [7]	5/11/21	(26,027)	(12,513)	—	(13,514)
Receive 3 month LIBOR - Pay 1 month LIBOR IRS-(Received quarterly, paid quarterly)	102,380,000	(2.53%)	2.45% [6]	5/14/21	(38,230)	(20,952)	—	(17,278)
Receive 3 month LIBOR - Pay 1 month LIBOR IRS-(Received quarterly, paid quarterly)	71,100,000	(2.52%)	2.45% [8]	5/21/22	41,269	28,756	12,513	—
						(129,384)	112,839	(57,026)
Total IRS Contracts						$(3,681,865)	$7,968,685	$(6,186,889)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
[4] Rate resets based on FEDLO1–Federal Funds Rate.
[5] Rate resets based on LIBOR01M + 0.125%.
[6] Rate resets based on LIBOR01M + 0.139%.
[7] Rate resets based on LIBOR01M + 0.136%.
[8] Rate resets based on LIBOR01M + 0.095%.
Δ Securities have been classified by country of origin.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BNP–BNP Paribas
CAD–Canadian Dollar
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
EURIBOR–Euro Interbank Offer Rate
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR–London Interbank Offered Rate
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSC–Morgan Stanley & Co.
OIS–Overnight Index Swap
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Investments, at value	$1,092,830,866
Receivable for securities sold	114,920,672
Dividends and interest receivable	6,171,456
Cash collateral held at broker for futures contracts	2,596,637
Foreign currencies, at value	1,501,010
Variation margin due from broker on centrally cleared swap contracts	1,169,513
Cash collateral held at broker for TBAs	964,000
Variation margin due from broker on futures contracts	824,328
Unrealized appreciation on foreign currency exchange contracts	507,488
Receivable for fund shares sold	363,049
Cash	103,134
Prepaid expenses	3,081
TOTAL ASSETS	1,221,955,234
LIABILITIES:
Payable for securities purchased	245,273,084
Cash collateral due to brokers for centrally cleared swap contracts	2,596,637
Unrealized depreciation on foreign currency exchange contracts	966,023
Payable for fund shares redeemed	797,741
Due to manager and affiliates	549,031
Other accrued expenses payable	101,891
Options written, at value	46,277
TOTAL LIABILITIES	250,330,684
TOTAL NET ASSETS	$ 971,624,550
Investments, at cost	$1,084,099,985
Foreign currencies, at cost	1,490,681
Options written, premiums received	(221,272)
Standard Class:
Net Assets	$ 421,895,458
Shares Outstanding	41,738,978
Net Asset Value Per Share	$ 10.108
Service Class:
Net Assets	$ 549,729,092
Shares Outstanding	54,458,640
Net Asset Value Per Share	$ 10.094
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$ 962,545,083
Distributable earnings/(accumulated loss)	9,079,467
TOTAL NET ASSETS	$ 971,624,550
LVIP PIMCO Low Duration Bond Fund–14

LVIP PIMCO Low Duration Bond Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest	$ 15,452,729
Dividends	56,633
15,509,362
EXPENSES:
Management fees	2,514,959
Distribution fees-Service Class	655,153
Shareholder servicing fees	145,868
Accounting and administration expenses	100,586
Reports and statements to shareholders	48,773
Professional fees	41,656
Custodian fees	19,360
Trustees’ fees and expenses	14,801
Interest expense	8,369
Pricing fees	7,908
Consulting fees	1,173
Other	8,778
3,567,384
Less:
Management fees waived	(127,523)
Expenses reimbursed	(60,184)
Total operating expenses	3,379,677
NET INVESTMENT INCOME	12,129,685
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	4,595,586
Foreign currencies	(617,488)
Foreign currency exchange contracts	1,485,538
Futures contracts	(11,716,846)
Options written	(17,825)
Swap contracts	4,572,985
Net realized loss	(1,698,050)
Net change in unrealized appreciation (depreciation) of:
Investments	11,762,435
Foreign currencies	(29,779)
Foreign currency exchange contracts	118,689
Futures contracts	2,170,652
Options purchased	(4,651)
Options written	174,995
Swap contracts	(2,394,311)
Net change in unrealized appreciation (depreciation)	11,798,030
NET REALIZED AND UNREALIZED GAIN	10,099,980
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 22,229,665
LVIP PIMCO Low Duration Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 12,129,685	$ 22,412,155
Net realized loss	(1,698,050)	(4,537,491)
Net change in unrealized appreciation (depreciation)	11,798,030	(7,421,079)
Net increase in net assets resulting from operations	22,229,665	10,453,585
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,854,555)
Service Class	—	(10,977,959)
	—	(22,832,514)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	25,354,744	61,414,495
Service Class	100,043,288	179,327,427
Reinvestment of dividends and distributions:
Standard Class	—	11,854,555
Service Class	—	10,977,959
	125,398,032	263,574,436
Cost of shares redeemed:
Standard Class	(108,127,442)	(227,174,380)
Service Class	(77,669,048)	(102,045,793)
	(185,796,490)	(329,220,173)
Decrease in net assets derived from capital share transactions	(60,398,458)	(65,645,737)
NET DECREASE IN NET ASSETS	(38,168,793)	(78,024,666)
NET ASSETS:
Beginning of period	1,009,793,343	1,087,818,009
End of period	$ 971,624,550	$1,009,793,343
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–15

LVIP PIMCO Low Duration Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended				5/1/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.882	$ 10.010	$ 10.018	$ 9.948	$ 9.939	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.126	0.225	0.165	0.164	0.134	0.062
Net realized and unrealized gain (loss)	0.100	(0.111)	0.005	0.097	0.032	(0.042)
Total from investment operations	0.226	0.114	0.170	0.261	0.166	0.020
Less dividends and distributions from:
Net investment income	—	(0.242)	(0.178)	(0.170)	(0.127)	(0.066)
Net realized gain	—	—	—	(0.02)	(0.030)	(0.015)
Total dividends and distributions	—	(0.242)	(0.178)	(0.191)	(0.157)	(0.081)
Net asset value, end of period	$ 10.108	$ 9.882	$ 10.010	$ 10.018	$ 9.948	$ 9.939
Total return[4]	2.29%	1.16%	1.70%	2.63%	1.67%	0.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$421,896	$493,734	$653,369	$775,966	$791,901	$779,587
Ratio of expenses to average net assets[5]	0.54%	0.76%	0.71%	0.63%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.58%	0.80%	0.75%	0.63%	0.57%	0.57%
Ratio of net investment income to average net assets[6]	2.54%	2.25%	1.64%	1.63%	1.33%	0.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.50%	2.21%	1.60%	1.63%	1.33%	0.92%
Portfolio turnover	367%	2,370%	1,302%	817%	489%	1,173%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2019, the years ended December 31, 2018, 2017, 2016, and 2015, and the period May 1, 2014 through December 31, 2014 was 0.54%, 0.54%, 0.54%, 0.54%, 0.54%, and 0.55%, respectively.
[6]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2019, the years ended December 31, 2018, 2017, 2016, and 2015, and the period May 1, 2014 through December 31, 2014 was 2.54, 2.46%, 1.81%, 1.72%, 1.36%, and 0.94%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–16

LVIP PIMCO Low Duration Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended				5/1/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 9.881	$ 10.011	$ 10.019	$ 9.950	$ 9.941	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.114	0.200	0.140	0.139	0.109	0.045
Net realized and unrealized gain (loss)	0.099	(0.111)	0.005	0.097	0.032	(0.040)
Total from investment operations	0.213	0.089	0.145	0.236	0.141	0.005
Less dividends and distributions from:
Net investment income	—	(0.219)	(0.153)	(0.146)	(0.102)	(0.049)
Net realized gain	—	—	—	(0.021)	(0.030)	(0.015)
Total dividends and distributions	—	(0.219)	(0.153)	(0.167)	(0.132)	(0.064)
Net asset value, end of period	$ 10.094	$ 9.881	$ 10.011	$ 10.019	$ 9.950	$ 9.941
Total return[4]	2.17%	0.90%	1.45%	2.37%	1.42%	0.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$549,729	$516,059	$434,449	$385,279	$237,364	$ 57,110
Ratio of expenses to average net assets[5]	0.79%	1.01%	0.96%	0.88%	0.82%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.83%	1.05%	1.00%	0.88%	0.82%	0.82%
Ratio of net investment income to average net assets[6]	2.29%	2.00%	1.39%	1.38%	1.08%	0.67%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.25%	1.96%	1.35%	1.38%	1.08%	0.67%
Portfolio turnover	367%	2,370%	1,302%	817%	489%	1,173%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2019, the years ended December 31, 2018, 2017, 2016, and 2015, and the period May 1, 2014 through December 31, 2014 was 0.79%, 0.79%, 0.79%, 0.79%, 0.79%, and 0.80%, respectively.
[6]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2019, the years ended December 31, 2018, 2017, 2016 and 2015, and the period May 1, 2014 through December 31, 2014 was 2.29%, 2.29% 1.56%, 1.45%, 1.11%, and 0.69%, respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund–17

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, interest rate swap contracts and interest rate swap option contracts (“Swaptions”) are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP PIMCO Low Duration Bond Fund–18

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.50% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $500 million.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's operating expenses (excluding interest expense) exceed 0.54% of the average daily net assets for the Standard Class and 0.79% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 9,486	$ 9,486
Pacific Investment Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$29,235
Legal	6,023
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP PIMCO Low Duration Bond Fund–19

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $26,225 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Management fees payable to LIAC	$385,751
Distribution fees payable to LFD	112,456
Printing and mailing fees payable to Lincoln Life	27,295
Shareholder servicing fees payable to Lincoln Life	23,529
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2019, the Fund engaged in securities purchases of $13,191,774 and securities sales of $44,443,780, which resulted in net realized losses of $105,406.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 189,654,340
Purchases of U.S. government securities	3,275,145,321
Sales other than U.S. government securities	142,965,776
Sales of U.S. government securities	3,439,297,281
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,079,935,656
Aggregate unrealized appreciation of investments and derivatives	$ 21,763,950
Aggregate unrealized depreciation of investments and derivatives	(15,459,659)
Net unrealized appreciation of investments and derivatives	$ 6,304,291
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP PIMCO Low Duration Bond Fund–20

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Security	$ —	$ 1,377,807	$—	$ 1,377,807
Agency Collateralized Mortgage Obligations	—	44,602,141	—	44,602,141
Agency Commercial Mortgage-Backed Security	—	6,436,883	—	6,436,883
Agency Mortgage-Backed Securities	—	85,799,070	—	85,799,070
Agency Obligations	—	30,021,113	—	30,021,113
Corporate Bonds	—	457,738,775	—	457,738,775
Loan Agreement	—	1,635,364	—	1,635,364
Non-Agency Asset-Backed Securities	—	58,705,884	—	58,705,884
Non-Agency Collateralized Mortgage Obligations	—	15,375,061	—	15,375,061
Non-Agency Commercial Mortgage-Backed Securities	—	23,374,518	—	23,374,518
Sovereign Bonds	—	69,787,312	—	69,787,312
Supranational Banks	—	28,529,441	—	28,529,441
U.S. Treasury Obligations	—	188,123,227	—	188,123,227
Money Market Fund	2,340,135	—	—	2,340,135
Short-Term Investment	—	78,984,135	—	78,984,135
Total Investments	$2,340,135	$1,090,490,731	$—	$1,092,830,866
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$ —	$ 507,488	$—	$ 507,488
Futures Contracts	$ 3,057,723	$ —	$—	$ 3,057,723
Swap Contracts	$ —	$ 7,968,685	$—	$ 7,968,685
Liabilities:
Foreign Currency Exchange Contracts	$ —	$ (966,023)	$—	$ (966,023)
Futures Contracts	$(6,982,619)	$ —	$—	$(6,982,619)
Swap Contracts	$ —	$(6,327,661)	$—	$(6,327,661)
Options Written	$ (46,277)	$ —	$—	$ (46,277)
There were no Level 3 investments at the beginning or end of the period.
LVIP PIMCO Low Duration Bond Fund–21

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	2,538,102	6,133,583
Service Class	10,005,669	17,911,150
Shares reinvested:
Standard Class	—	1,201,233
Service Class	—	1,112,548
	12,543,771	26,358,514
Shares redeemed:
Standard Class	(10,763,807)	(22,639,763)
Service Class	(7,776,332)	(10,191,057)
	(18,540,139)	(32,830,820)
Net decrease	(5,996,368)	(6,472,306)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2019, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date; to hedge the U.S. dollar value of securities it already owns that are denomintated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   At June 30, 2019, the Fund pledged $2,465,378 in securities and $491,000 in cash as collateral for futures contracts.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securites against fluctuations in value caused by changes in interest rates or market conditions.
LVIP PIMCO Low Duration Bond Fund–22

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Options Contracts–During the six months ended June 30, 2019, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2019, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to generate income and to facilitate investments in portfolio securities.
Swap Contracts–The Fund enters into interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2019, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2019, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the Statement of Net Assets, at June 30, 2019, the notional value of the protection sold was USD 0, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and
LVIP PIMCO Low Duration Bond Fund–23

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2019, net unrealized depreciation of the protection sold was $140,772.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2019, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.
At June 30, 2019, the Fund pledged $1,973,728 in securities as collateral for open swap contracts. The Fund received $751,000 of cash collateral from RBC Dominion and Morgan Stanley as collateral for open swap contracts. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the counterparty due to any loss on the collateral invested.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$ 507,488	Unrealized depreciation on foreign currency exchange contracts	$ (966,023)
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	3,057,723	Variation margin due from broker on futures contracts	(6,982,619)
Options written (Interest rate contracts)	Options written, at value	—	Options written, at value	(46,277)
Swap contracts (Credit contracts)**	Variation margin due from broker on centrally cleared swap contracts	—	Variation margin due from broker on centrally cleared swap contracts	(140,772)
Swap contracts (Interest rate contracts)**	Variation margin due from brokers on centrally cleared interest rate swap contracts	7,968,685	Variation margin due from brokers on centrally cleared interest rate swap contracts	(6,186,889)
Total		$11,533,896		$(14,322,580)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
**	Includes cumulative appreciation (depreciation) of centrally cleared interest rate swap contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP PIMCO Low Duration Bond Fund–24

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 1,485,538	$ 118,689
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(11,716,846)	2,170,652
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	—	794
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	—	(5,445)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(17,825)	174,995
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	929,891	76,396
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	3,643,094	(2,470,707)
Total		$ (5,676,148)	$ 65,374
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$22,692,008	$71,799,665
Futures contracts (average notional value)	1,356,586,654	1,038,808,318
Options contracts (average value)	3,498	6,611
CDS contracts (average notional value)	—	642,857
Interest rate swap contracts (average notional value)	2,700,371,429	928,757,143
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
LVIP PIMCO Low Duration Bond Fund–25

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
At June 30, 2019, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas SA	$490,014	$ (499,106)	$ (9,092)
Goldman Sachs International	5,658	(55,698)	(50,040)
JPMorgan Chase Bank	11,816	(451,659)	(439,843)
Morgan Stanley Capital	—	(5,837)	(5,837)
Total	$507,488	$(1,012,300)	$(504,812)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
BNP Paribas SA	$ (9,092)	$—	$—	$—	$—	$ (9,092)
Goldman Sachs International	(50,040)	—	—	—	—	(50,040)
JPMorgan Chase Bank	(439,843)	—	—	—	—	(439,843)
Morgan Stanley Capital	(5,837)	—	—	—	—	(5,837)
Total	$(504,812)	$—	$—	$—	$—	$(504,812)

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
6.  Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP PIMCO Low Duration Bond Fund–26

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6.  Credit and Market Risk (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund–27

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,111.40	0.10%	$0.52
Service Class Shares	1,000.00	1,109.50	0.45%	2.35
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.20	0.10%	$0.50
Service Class Shares	1,000.00	1,022.60	0.45%	2.26

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–1

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Investment Companies	99.85%
Equity Funds	95.08%
Money Market Fund	4.77%
Total Investments	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–2

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.85%
Equity Funds–95.08%
✠Fidelity ® --
VIP Contrafund® Portfolio	8,430,311	$ 287,389,307
VIP Equity-Income Portfolio	5,504,062	121,254,488
		408,643,795
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	20,511,526	$ 20,511,526
		20,511,526
Total Investment Companies (Cost $389,957,253)		429,155,321

TOTAL INVESTMENTS–99.85% (Cost $389,957,253)	429,155,321
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	643,585
NET ASSETS APPLICABLE TO 32,028,312 SHARES OUTSTANDING–100.00%	$429,798,906
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($118,082 / 8,782 Shares)	$13.446
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($429,680,824 / 32,019,530 Shares)	$13.419
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$357,510,806
Distributable earnings/(accumulated loss)	72,288,100
TOTAL NET ASSETS	$429,798,906

✠ Initial Class.
★ Includes $913,546 cash collateral held at broker for futures contracts, $36,221 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $114,904 variation margin due from broker on futures contracts, $67,317 payable for securities purchased, $210,065 payable for fund share redeemed, $40,525 other accrued expenses payable and $172,088 due to manager and affiliates as of June 30, 2019.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–3

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
2	British Pound	$ 159,363	$ 159,222	9/16/19	$ 141	$—
2	Euro	286,162	284,331	9/16/19	1,831	—
2	Japanese Yen	233,275	232,081	9/16/19	1,194	—
					3,166	—
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	210,680	203,129	9/20/19	7,551	—
9	E-mini Russell 2000 Index	705,195	690,935	9/20/19	14,260	—
114	E-mini S&P 500 Index	16,781,940	16,502,045	9/20/19	279,895	—
12	E-mini S&P MidCap 400 Index	2,340,000	2,285,259	9/20/19	54,741	—
9	Euro STOXX 50 Index	354,707	344,735	9/20/19	9,972	—
2	FTSE 100 Index	187,165	184,615	9/20/19	2,550	—
1	Nikkei 225 Index (OSE)	197,190	195,578	9/12/19	1,612	—
					370,581	—
Total Futures Contracts					$373,747	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–4

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 930,707
Interest	24,727
955,434
EXPENSES:
Management fees	1,466,500
Distribution fees-Service Class	733,051
Shareholder servicing fees	60,755
Accounting and administration expenses	42,783
Reports and statements to shareholders	22,044
Professional fees	14,377
Custodian fees	6,860
Trustees’ fees and expenses	6,209
Consulting fees	1,948
Pricing fees	242
Other	4,867
2,359,636
Less:
Management fees waived	(1,298,900)
Expenses reimbursed	(118,185)
Total operating expenses	942,551
NET INVESTMENT INCOME	12,883
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(949,281)
Distributions from investment companies	40,817,939
Futures contracts	(22,583,273)
Net realized gain	17,285,385
Net change in unrealized appreciation (depreciation) of:
Investments	28,787,384
Foreign currencies	(5,074)
Futures contracts	(2,321,602)
Net change in unrealized appreciation (depreciation)	26,460,708
NET REALIZED AND UNREALIZED GAIN	43,746,093
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 43,758,976
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 12,883	$ 3,257,495
Net realized gain	17,285,385	36,053,922
Net change in unrealized appreciation (depreciation)	26,460,708	(64,260,976)
Net increase (decrease) in net assets resulting from operations	43,758,976	(24,949,559)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,601)
Service Class	—	(19,658,308)
	—	(19,663,909)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	156	5,186
Service Class	10,016,116	27,687,150
Reinvestment of dividends and distributions:
Standard Class	—	5,601
Service Class	—	19,658,308
	10,016,272	47,356,245
Cost of shares redeemed:
Standard Class	(3,052)	(28,907)
Service Class	(29,067,158)	(71,865,530)
	(29,070,210)	(71,894,437)
Decrease in net assets derived from capital share transactions	(19,053,938)	(24,538,192)
NET INCREASE (DECREASE) IN NET ASSETS	24,705,038	(69,151,660)
NET ASSETS:
Beginning of period	405,093,868	474,245,528
End of period	$429,798,906	$405,093,868
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–5

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 12.098	$ 13.486	$ 11.684	$ 11.081	$ 11.839	$ 11.459
Income (loss) from investment operations:
Net investment income[3]	0.023	0.145	0.138	0.112	0.119	0.141
Net realized and unrealized gain (loss)	1.325	(0.878)	2.086	0.619	(0.688)	0.570
Total from investment operations	1.348	(0.733)	2.224	0.731	(0.569)	0.711
Less dividends and distributions from:
Net investment income	—	(0.175)	(0.336)	(0.128)	(0.189)	(0.331)
Net realized gain	—	(0.480)	(0.086)	—	—	—
Total dividends and distributions	—	(0.655)	(0.422)	(0.128)	(0.189)	(0.331)
Net asset value, end of period	$ 13.446	$ 12.098	$ 13.486	$ 11.684	$ 11.081	$ 11.839
Total return[4]	11.14%	(5.85%)	19.03%	6.59%	(4.81%)	6.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 118	$ 109	$ 138	$ 210	$ 626	$ 448
Ratio of expenses to average net assets[5]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.78%	0.76%	0.75%	0.75%	0.77%	0.80%
Ratio of net investment income to average net assets	0.36% [6]	1.07%	1.08%	1.03%	1.02%	1.20%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.32%) [6]	0.41%	0.43%	0.38%	0.35%	0.50%
Portfolio turnover	10%	43%	11%	44%	7%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–6

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 12.095	$ 13.479	$ 11.681	$ 11.082	$ 11.838	$ 11.459
Income (loss) from investment operations:
Net investment income[3]	—	0.097	0.094	0.076	0.078	0.100
Net realized and unrealized gain (loss)	1.324	(0.874)	2.082	0.612	(0.686)	0.568
Total from investment operations	1.324	(0.777)	2.176	0.688	(0.608)	0.668
Less dividends and distributions from:
Net investment income	—	(0.127)	(0.292)	(0.089)	(0.148)	(0.289)
Net realized gain	—	(0.480)	(0.086)	—	—	—
Total dividends and distributions	—	(0.607)	(0.378)	(0.089)	(0.148)	(0.289)
Net asset value, end of period	$ 13.419	$ 12.095	$ 13.479	$ 11.681	$ 11.082	$ 11.838
Total return[4]	10.95%	(6.18%)	18.62%	6.22%	(5.15%)	5.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$429,681	$404,985	$474,108	$450,882	$443,649	$290,592
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.13%	1.11%	1.10%	1.10%	1.12%	1.15%
Ratio of net investment income to average net assets	0.01% [6]	0.72%	0.73%	0.68%	0.67%	0.85%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.67%) [6]	0.06%	0.08%	0.03%	0.00%	0.15%
Portfolio turnover	10%	43%	11%	44%	7%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–7

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund. The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–8

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.62% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
 The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of the Fund’s average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 52,649	$ 52,649
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$12,068
Legal	2,486
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,608 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–9

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$ 36,221
Management fees payable to LIAC	27,866
Distribution fees payable to LFD	121,882
Printing and mailing fees payable to Lincoln Life	12,238
Shareholder servicing fees payable to Lincoln Life	10,102
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$45,340,029
Sales	41,483,249
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$389,957,253
Aggregate unrealized appreciation of investments and derivatives	$ 39,571,815
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 39,571,815
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–10

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$429,155,321	$—	$—	$429,155,321
Derivatives:
Assets:
Futures Contracts	$ 373,747	$—	$—	$ 373,747
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	12	426
Service Class	784,531	2,092,524
Shares reinvested:
Standard Class	—	420
Service Class	—	1,464,265
	784,543	3,557,635
Shares redeemed:
Standard Class	(233)	(2,075)
Service Class	(2,248,364)	(5,248,344)
	(2,248,597)	(5,250,419)
Net decrease	(1,464,054)	(1,692,784)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–11

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$370,581	Receivables and other assets net of liabilities	$—
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	3,166	Receivables and other assets net of liabilities	—
Total		$373,747		$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(22,518,867)	$(2,430,855)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(64,406)	109,253
Total		$(22,583,273)	$(2,321,602)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$11,972,774	$83,354,072
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–12

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–13

LVIP SSGA Index Allocation Funds
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Structured Allocation Funds
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Allocation Funds

LVIP SSGA Allocation Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.
LVIP SSGA Conservative Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,097.80	0.20%	$1.04
Service Class Shares	1,000.00	1,096.40	0.45%	2.34
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.60	0.45%	2.26
LVIP SSGA Moderate Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,117.50	0.21%	$1.10
Service Class Shares	1,000.00	1,116.10	0.46%	2.41
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31

LVIP SSGA Allocation Funds–1

LVIP SSGA Allocation Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP SSGA Moderately Aggressive Index Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,125.90	0.21%	$1.11
Service Class Shares	1,000.00	1,124.60	0.46%	2.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31
LVIP SSGA Conservative Structured Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,088.00	0.24%	$1.24
Service Class Shares	1,000.00	1,086.60	0.49%	2.54
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,022.40	0.49%	2.46
LVIP SSGA Moderate Structured Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,103.40	0.21%	$1.10
Service Class Shares	1,000.00	1,102.10	0.46%	2.40
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31
LVIP SSGA Moderately Aggressive Structured Allocation Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,107.20	0.21%	$1.10
Service Class Shares	1,000.00	1,105.90	0.46%	2.40
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.21%	$1.05
Service Class Shares	1,000.00	1,022.50	0.46%	2.31

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Allocation Funds–2

LVIP SSGA Index Allocation Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
LVIP SSGA Conservative Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	86.12%
Investment Companies	86.12%
Equity Funds	22.41%
Fixed Income Fund	49.46%
International Equity Fund	14.25%
Unaffiliated Investments	13.92%
Investment Companies	13.92%
Fixed Income Fund	9.84%
International Equity Fund	4.08%
Total Investments	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%
LVIP SSGA Moderate Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	84.26%
Investment Companies	84.26%
Equity Funds	34.46%
Fixed Income Fund	29.54%
International Equity Fund	20.26%
Unaffiliated Investments	15.90%
Investment Companies	15.90%
Fixed Income Fund	9.80%
International Equity Fund	6.10%
Money Market Fund	0.00%
Total Investments	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%
LVIP SSGA Moderately Aggressive Index Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	85.02%
Investment Companies	85.02%
Equity Funds	38.33%
Fixed Income Fund	24.51%
International Equity Fund	22.18%
Unaffiliated Investments	14.99%
Investment Companies	14.99%
Fixed Income Fund	4.88%
International Equity Fund	10.11%
Total Investments	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

LVIP SSGA Allocation Funds–3

LVIP SSGA Structured Allocation Funds
Security Type/Sector Allocations (unaudited) (continued)
As of June 30, 2019
LVIP SSGA Conservative Structured Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	90.97%
Investment Companies	90.97%
Equity Funds	22.64%
Fixed Income Fund	49.89%
International Equity Funds	18.44%
Unaffiliated Investment	9.93%
Investment Company	9.93%
Fixed Income Fund	9.93%
Total Investments	100.90%
Liabilities Net of Receivables and Other Assets	(0.90%)
Total Net Assets	100.00%
LVIP SSGA Moderate Structured Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	100.08%
Investment Companies	100.08%
Equity Funds	34.51%
Fixed Income Funds	39.30%
International Equity Funds	26.27%
Total Investments	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%
LVIP SSGA Moderately Aggressive Structured Allocation Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.17%
Investment Companies	95.17%
Equity Funds	38.43%
Fixed Income Fund	24.50%
International Equity Funds	32.24%
Unaffiliated Investment	4.87%
Investment Company	4.87%
Fixed Income Fund	4.87%
Total Investments	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%
LVIP SSGA Allocation Funds–4

LVIP SSGA Conservative Index Allocation Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–86.12%
INVESTMENT COMPANIES–86.12%
Equity Funds–22.41%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	278,235	$ 3,510,492
LVIP SSGA S&P 500 Index Fund	997,090	19,948,784
LVIP SSGA Small-Cap Index Fund	74,750	2,344,522
		25,803,798
Fixed Income Fund–49.46%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	4,940,113	56,959,505
		56,959,505
International Equity Fund–14.25%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,732,743	16,403,882
		16,403,882
Total Affiliated Investments (Cost $82,050,557)		99,167,185

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–13.92%
INVESTMENT COMPANIES–13.92%
Fixed Income Fund–9.84%
SPDR® Bloomberg Barclays TIPS ETF	200,259	$ 11,332,657
		11,332,657
International Equity Fund–4.08%
iShares Core MSCI Emerging Markets ETF	91,430	4,703,159
		4,703,159
Total Unaffiliated Investments (Cost $15,087,881)		16,035,816

TOTAL INVESTMENTS–100.04% (Cost $97,138,438)	115,203,001
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(49,828)
NET ASSETS APPLICABLE TO 8,636,492 SHARES OUTSTANDING–100.00%	$115,153,173

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–5

LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.26%
INVESTMENT COMPANIES–84.26%
Equity Funds–34.46%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	2,183,328	$ 27,547,056
LVIP SSGA S&P 500 Index Fund	5,522,657	110,491,799
LVIP SSGA Small-Cap Index Fund	586,536	18,396,697
		156,435,552
Fixed Income Fund–29.54%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,631,579	134,112,109
		134,112,109
International Equity Fund–20.26%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	9,712,362	91,946,929
		91,946,929
Total Affiliated Investments (Cost $308,009,905)		382,494,590

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.90%
INVESTMENT COMPANIES–15.90%
Fixed Income Fund–9.80%
SPDR® Bloomberg Barclays TIPS ETF	785,888	$ 44,473,402
		44,473,402
International Equity Fund–6.10%
iShares Core MSCI Emerging Markets ETF	538,084	27,679,041
		27,679,041
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	28,929	28,929
		28,929
Total Unaffiliated Investments (Cost $68,996,565)		72,181,372

TOTAL INVESTMENTS–100.16% (Cost $377,006,470)	454,675,962
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(715,359)
NET ASSETS APPLICABLE TO 30,428,065 SHARES OUTSTANDING–100.00%	$453,960,603

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–6

LVIP SSGA Moderately Aggressive Index Allocation Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–85.02%
INVESTMENT COMPANIES–85.02%
Equity Funds–38.33%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	2,381,187	$ 30,043,436
LVIP SSGA S&P 500 Index Fund	5,592,744	111,894,024
LVIP SSGA Small-Cap Index Fund	685,353	21,496,090
		163,433,550
Fixed Income Fund–24.51%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	9,061,582	104,480,037
		104,480,037
International Equity Fund–22.18%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	9,986,845	94,545,466
		94,545,466
Total Affiliated Investments (Cost $286,827,407)		362,459,053

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.99%
INVESTMENT COMPANIES–14.99%
Fixed Income Fund–4.88%
SPDR® Bloomberg Barclays TIPS ETF	367,342	$ 20,787,884
		20,787,884
International Equity Fund–10.11%
iShares Core MSCI Emerging Markets ETF	838,260	43,120,094
		43,120,094
Total Unaffiliated Investments (Cost $59,818,694)		63,907,978

TOTAL INVESTMENTS–100.01% (Cost $346,646,101)	426,367,031
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(28,106)
NET ASSETS APPLICABLE TO 27,708,598 SHARES OUTSTANDING–100.00%	$426,338,925

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–7

LVIP SSGA Conservative Structured Allocation Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.97%
INVESTMENT COMPANIES–90.97%
Equity Funds–22.64%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	1,154,813	$ 15,204,266
LVIP SSGA Mid-Cap Index Fund	299,591	3,779,938
LVIP SSGA S&P 500 Index Fund	757,961	15,164,531
LVIP SSGA Small-Cap Index Fund	120,722	3,786,461
LVIP SSGA Small-Mid Cap 200 Fund	317,872	3,817,325
		41,752,521
Fixed Income Fund–49.89%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,978,004	91,986,390
		91,986,390
International Equity Funds–18.44%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	1,630,506	13,122,308
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Emerging Markets 100 Fund	880,082	$ 7,627,670
LVIP SSGA International Index Fund	1,399,448	13,248,576
		33,998,554
Total Affiliated Investments (Cost $145,566,218)		167,737,465

UNAFFILIATED INVESTMENT–9.93%
INVESTMENT COMPANY–9.93%
Fixed Income Fund–9.93%
SPDR® Bloomberg Barclays TIPS ETF	323,403	18,301,376
Total Unaffiliated Investment (Cost $17,666,226)		18,301,376

TOTAL INVESTMENTS–100.90% (Cost $163,232,444)	186,038,841
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.90%)	(1,652,482)
NET ASSETS APPLICABLE TO 15,448,068 SHARES OUTSTANDING–100.00%	$184,386,359

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–8

LVIP SSGA Moderate Structured Allocation Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–100.08%
INVESTMENT COMPANIES–100.08%
Equity Funds–34.51%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	7,918,291	$ 104,252,225
LVIP SSGA Mid-Cap Index Fund	2,738,924	34,557,011
LVIP SSGA S&P 500 Index Fund	5,197,363	103,983,638
LVIP SSGA Small-Cap Index Fund	827,712	25,961,179
LVIP SSGA Small-Mid Cap 200 Fund	2,179,341	26,171,705
		294,925,758
Fixed Income Funds–39.30%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	21,878,988	252,264,734
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
SPDR® Bloomberg Barclays TIPS ETF	1,478,201	$ 83,651,395
		335,916,129
International Equity Funds–26.27%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	10,646,829	85,685,682
LVIP SSGA Emerging Markets 100 Fund	6,034,490	52,300,920
LVIP SSGA International Index Fund	9,138,802	86,517,037
		224,503,639
Total Affiliated Investments (Cost $733,139,345)		855,345,526

TOTAL INVESTMENTS–100.08% (Cost $733,139,345)	855,345,526
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(706,086)
NET ASSETS APPLICABLE TO 66,520,025 SHARES OUTSTANDING–100.00%	$854,639,440

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–9

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.17%
INVESTMENT COMPANIES–95.17%
Equity Funds–38.43%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	5,185,368	$ 68,270,559
LVIP SSGA Mid-Cap Index Fund	1,655,668	20,889,561
LVIP SSGA S&P 500 Index Fund	3,403,531	68,094,443
LVIP SSGA Small-Cap Index Fund	667,094	20,923,398
LVIP SSGA Small-Mid Cap 200 Fund	1,756,468	21,093,432
		199,271,393
Fixed Income Fund–24.50%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,021,835	127,081,756
		127,081,756
International Equity Funds–32.24%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	7,079,543	56,976,160
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Emerging Markets 100 Fund	6,079,373	$ 52,689,926
LVIP SSGA International Index Fund	6,076,721	57,528,320
		167,194,406
Total Affiliated Investments (Cost $414,126,858)		493,547,555

UNAFFILIATED INVESTMENT–4.87%
INVESTMENT COMPANY–4.87%
Fixed Income Fund–4.87%
SPDR® Bloomberg Barclays TIPS ETF	446,815	25,285,261
Total Unaffiliated Investment (Cost $24,573,528)		25,285,261

TOTAL INVESTMENTS–100.04% (Cost $438,700,386)	518,832,816
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(231,838)
NET ASSETS APPLICABLE TO 39,037,361 SHARES OUTSTANDING–100.00%	$518,600,978

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–10

LVIP SSGA Allocation Funds
Statements of Assets and Liabilities
June 30, 2019 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
ASSETS:
Affiliated investments, at value	$ 99,167,185	$382,494,590	$362,459,053	$167,737,465	$855,345,526	$493,547,555
Unaffiliated investments, at value	16,035,816	72,181,372	63,907,978	18,301,376	—	25,285,261
Receivable for securities sold	121,046	—	55,335	25,620	229,426	140,682
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	12,103	—	—	—	—	—
Receivable for fund shares sold	5,172	143,384	186,552	9,316	330	21,322
Prepaid expenses	176	660	612	307	1,412	870
Dividends and interest receivable	116	936	1,360	31	45	73
TOTAL ASSETS	115,341,614	454,820,942	426,610,890	186,074,115	855,576,739	518,995,763
LIABILITIES:
Due to custodian	121,128	—	44,797	25,637	229,421	140,686
Due to manager and affiliates	35,023	126,191	113,591	64,531	299,564	168,321
Other accrued expenses payable	23,320	25,405	25,634	24,071	33,653	29,171
Payable for fund shares redeemed	8,970	680,009	77,381	1,573,517	374,661	56,607
Payable for securities purchased	—	28,734	10,562	—	—	—
TOTAL LIABILITIES	188,441	860,339	271,965	1,687,756	937,299	394,785
TOTAL NET ASSETS	$115,153,173	$453,960,603	$426,338,925	$184,386,359	$854,639,440	$518,600,978
Affiliated investments, at cost	$ 82,050,557	$308,009,905	$286,827,407	$145,566,218	$733,139,345	$414,126,858
Unaffiliated investments, at cost	15,087,881	68,996,565	59,818,694	17,666,226	—	24,573,528
Standard Class:
Net Assets	$ 35,538,102	$180,936,995	$190,345,327	$ 19,482,363	$106,953,305	$ 91,480,135
Shares Outstanding	2,662,865	12,117,001	12,350,172	1,630,446	8,313,233	6,876,953
Net Asset Value Per Share	$ 13.346	$ 14.932	$ 15.412	$ 11.949	$ 12.865	$ 13.302
Service Class:
Net Assets	$ 79,615,071	$273,023,608	$235,993,598	$164,903,996	$747,686,135	$427,120,843
Shares Outstanding	5,973,627	18,311,064	15,358,426	13,817,622	58,206,792	32,160,408
Net Asset Value Per Share	$ 13.328	$ 14.910	$ 15.366	$ 11.934	$ 12.845	$ 13.281
LVIP SSGA Allocation Funds–11

LVIP SSGA Allocation Funds
Statements of Assets and Liabilities (continued)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$ 99,157,125	$380,132,701	$350,182,769	$165,163,962	$740,485,495	$449,730,209
Distributable earnings/(accumulated loss)	15,996,048	73,827,902	76,156,156	19,222,397	114,153,945	68,870,769
TOTAL NET ASSETS	$115,153,173	$453,960,603	$426,338,925	$184,386,359	$854,639,440	$518,600,978
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–12

LVIP SSGA Allocation Funds
Statements of Operations
Six Months Ended June 30, 2019 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 180,950	$ 794,979	$ 657,049	$ 224,623	$ 1,038,794	$ 315,468
Interest	992	3,853	4,965	481	1,236	917
	181,942	798,832	662,014	225,104	1,040,030	316,385
EXPENSES:
Management fees	118,819	457,162	430,630	198,638	914,668	555,607
Distribution fees-Service Class	94,867	325,495	282,248	205,862	928,481	532,686
Accounting and administration expenses	25,708	36,622	35,740	28,375	51,884	40,060
Shareholder servicing fees	15,981	61,595	57,963	26,619	122,518	74,369
Professional fees	10,572	11,643	11,507	10,014	14,857	12,412
Reports and statements to shareholders	5,706	13,937	12,556	8,017	36,721	16,849
Trustees’ fees and expenses	1,604	6,043	5,645	2,714	12,456	7,576
Custodian fees	1,341	1,849	1,497	1,773	2,852	1,463
Consulting fees	898	989	982	918	1,101	1,012
Pricing fees	163	159	165	271	271	271
Other	1,623	3,328	3,234	2,354	8,113	4,843
	277,282	918,822	842,167	485,555	2,093,922	1,247,148
Less:
Management fees waived	(36,160)	(138,570)	(130,820)	(60,955)	(280,953)	(170,938)
Expenses reimbursed	(36,043)	—	—	—	—	—
Total operating expenses	205,079	780,252	711,347	424,600	1,812,969	1,076,210
NET INVESTMENT INCOME (LOSS)	(23,137)	18,580	(49,333)	(199,496)	(772,939)	(759,825)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(131,313)	(813,953)	(825,760)	119,075	301,587	739,023
Sale of unaffiliated investments	(40,800)	(193,065)	(207,498)	(34,049)	—	(38,076)
Net realized gain (loss)	(172,113)	(1,007,018)	(1,033,258)	85,026	301,587	700,947
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	9,376,815	42,689,986	42,729,625	14,525,291	82,686,349	50,259,688
Unaffiliated investments	969,990	4,478,222	4,654,692	937,857	—	1,305,007
LVIP SSGA Allocation Funds–13

LVIP SSGA Allocation Funds
Statements of Operations (continued)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Net change in unrealized appreciation (depreciation)	10,346,805	47,168,208	47,384,317	15,463,148	82,686,349	51,564,695
NET REALIZED AND UNREALIZED GAIN	10,174,692	46,161,190	46,351,059	15,548,174	82,987,936	52,265,642
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,151,555	$46,179,770	$46,301,726	$15,348,678	$82,214,997	$51,505,817
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–14

LVIP SSGA Allocation Funds
Statements of Changes in Net Assets
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (23,137)	$ 2,342,135	$ 18,580	$ 8,134,878	$ (49,333)	$ 7,249,831
Net realized gain (loss)	(172,113)	307,930	(1,007,018)	2,823,894	(1,033,258)	3,351,081
Net change in unrealized appreciation (depreciation)	10,346,805	(7,568,532)	47,168,208	(37,411,110)	47,384,317	(38,670,161)
Net increase (decrease) in net assets resulting from operations	10,151,555	(4,918,467)	46,179,770	(26,452,338)	46,301,726	(28,069,249)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(945,808)	—	(3,906,005)	—	(4,089,469)
Service Class	—	(1,945,376)	—	(6,109,863)	—	(5,073,390)
	—	(2,891,184)	—	(10,015,868)	—	(9,162,859)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,714,646	10,176,825	27,522,921	39,507,683	22,213,135	36,266,949
Service Class	8,775,894	14,448,885	19,982,904	48,803,331	17,315,693	55,000,326
Reinvestment of dividends and distributions:
Standard Class	—	945,808	—	3,906,005	—	4,089,469
Service Class	—	1,945,376	—	6,109,863	—	5,073,390
	11,490,540	27,516,894	47,505,825	98,326,882	39,528,828	100,430,134
Cost of shares redeemed:
Standard Class	(2,714,135)	(5,412,464)	(6,929,181)	(10,332,343)	(6,055,801)	(11,744,990)
Service Class	(8,723,422)	(17,687,975)	(19,390,021)	(43,204,739)	(17,624,634)	(33,477,121)
	(11,437,557)	(23,100,439)	(26,319,202)	(53,537,082)	(23,680,435)	(45,222,111)
Increase (decrease) in net assets derived from capital share transactions	52,983	4,416,455	21,186,623	44,789,800	15,848,393	55,208,023
NET INCREASE (DECREASE) IN NET ASSETS	10,204,538	(3,393,196)	67,366,393	8,321,594	62,150,119	17,975,915
NET ASSETS:
Beginning of period	104,948,635	108,341,831	386,594,210	378,272,616	364,188,806	346,212,891
End of period	$115,153,173	$104,948,635	$453,960,603	$386,594,210	$426,338,925	$364,188,806
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–15

LVIP SSGA Allocation Funds
Statements of Changes in Net Assets (continued)
	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (199,496)	$ 4,330,250	$ (772,939)	$ 19,729,074	$ (759,825)	$ 12,342,032
Net realized gain (loss)	85,026	3,438,244	301,587	21,340,582	700,947	11,855,409
Net change in unrealized appreciation (depreciation)	15,463,148	(18,174,054)	82,686,349	(106,344,001)	51,564,695	(69,888,321)
Net increase (decrease) in net assets resulting from operations	15,348,678	(10,405,560)	82,214,997	(65,274,345)	51,505,817	(45,690,880)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(739,487)	—	(4,420,459)	—	(3,244,363)
Service Class	—	(6,433,578)	—	(32,745,950)	—	(16,014,151)
	—	(7,173,065)	—	(37,166,409)	—	(19,258,514)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	772,471	3,552,856	8,078,160	15,997,496	7,032,026	16,569,094
Service Class	8,352,468	12,330,421	21,316,747	40,843,813	12,802,240	37,531,900
Reinvestment of dividends and distributions:
Standard Class	—	739,487	—	4,420,459	—	3,244,363
Service Class	—	6,433,578	—	32,745,950	—	16,014,151
	9,124,939	23,056,342	29,394,907	94,007,718	19,834,266	73,359,508
Cost of shares redeemed:
Standard Class	(998,761)	(1,885,819)	(4,684,747)	(8,556,560)	(2,832,685)	(7,781,180)
Service Class	(20,086,455)	(38,824,224)	(67,939,403)	(121,361,428)	(39,303,704)	(77,489,145)
	(21,085,216)	(40,710,043)	(72,624,150)	(129,917,988)	(42,136,389)	(85,270,325)
Increase (decrease) in net assets derived from capital share transactions	(11,960,277)	(17,653,701)	(43,229,243)	(35,910,270)	(22,302,123)	(11,910,817)
NET INCREASE (DECREASE) IN NET ASSETS	3,388,401	(35,232,326)	38,985,754	(138,351,024)	29,203,694	(76,860,211)
NET ASSETS:
Beginning of period	180,997,958	216,230,284	815,653,686	954,004,710	489,397,284	566,257,495
End of period	$184,386,359	$180,997,958	$854,639,440	$ 815,653,686	$518,600,978	$489,397,284
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–16

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 12.157	$ 13.090	$ 12.117	$ 11.876	$ 12.260	$ 11.996
Income (loss) from investment operations:
Net investment income[2]	0.008	0.300	0.287	0.261	0.244	0.225
Net realized and unrealized gain (loss)	1.181	(0.867)	1.011	0.333	(0.359)	0.342
Total from investment operations	1.189	(0.567)	1.298	0.594	(0.115)	0.567
Less dividends and distributions from:
Net investment income	—	(0.307)	(0.288)	(0.262)	(0.250)	(0.223)
Net realized gain	—	(0.059)	(0.037)	(0.091)	(0.019)	(0.080)
Total dividends and distributions	—	(0.366)	(0.325)	(0.353)	(0.269)	(0.303)
Net asset value, end of period	$ 13.346	$ 12.157	$ 13.090	$ 12.117	$ 11.876	$ 12.260
Total return[3]	9.78%	(4.34%)	10.72%	5.01%	(0.94%)	4.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 35,538	$ 32,361	$ 29,018	$20,170	$ 13,664	$11,603
Ratio of expenses to average net assets[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.33%	0.35%	0.34%	0.33%	0.33%	0.34%
Ratio of net investment income to average net assets	0.13% [5]	2.32%	2.24%	2.13%	1.97%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	— [5]	2.17%	2.10%	2.00%	1.84%	1.68%
Portfolio turnover	9%	20%	15%	18%	22%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–17

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 12.156	$ 13.086	$ 12.115	$ 11.875	$ 12.258	$ 11.995
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)	0.267	0.254	0.229	0.213	0.194
Net realized and unrealized gain (loss)	1.180	(0.864)	1.010	0.334	(0.358)	0.341
Total from investment operations	1.172	(0.597)	1.264	0.563	(0.145)	0.535
Less dividends and distributions from:
Net investment income	—	(0.274)	(0.256)	(0.232)	(0.219)	(0.192)
Net realized gain	—	(0.059)	(0.037)	(0.091)	(0.019)	(0.080)
Total dividends and distributions	—	(0.333)	(0.293)	(0.323)	(0.238)	(0.272)
Net asset value, end of period	$ 13.328	$ 12.156	$ 13.086	$ 12.115	$ 11.875	$ 12.258
Total return[3]	9.64%	(4.57%)	10.44%	4.74%	(1.19%)	4.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 79,615	$ 72,588	$ 79,324	$75,725	$ 69,586	$65,920
Ratio of expenses to average net assets[4]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.58%	0.60%	0.59%	0.58%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets	(0.12%) [5]	2.07%	1.99%	1.88%	1.72%	1.57%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.25%) [5]	1.92%	1.85%	1.75%	1.59%	1.43%
Portfolio turnover	9%	20%	15%	18%	22%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–18

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.362	$ 14.659	$ 13.119	$ 12.703	$ 13.159	$ 12.905
Income (loss) from investment operations:
Net investment income[2]	0.012	0.325	0.311	0.287	0.246	0.251
Net realized and unrealized gain (loss)	1.558	(1.255)	1.597	0.556	(0.440)	0.319
Total from investment operations	1.570	(0.930)	1.908	0.843	(0.194)	0.570
Less dividends and distributions from:
Net investment income	—	(0.324)	(0.313)	(0.273)	(0.236)	(0.272)
Net realized gain	—	(0.043)	(0.055)	(0.154)	(0.026)	(0.044)
Total dividends and distributions	—	(0.367)	(0.368)	(0.427)	(0.262)	(0.316)
Net asset value, end of period	$ 14.932	$ 13.362	$ 14.659	$ 13.119	$ 12.703	$ 13.159
Total return[3]	11.75%	(6.27%)	14.55%	6.65%	(1.48%)	4.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$180,937	$142,597	$122,827	$81,080	$ 51,915	$32,003
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.20%	0.19%	0.19%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.28%	0.31%	0.30%	0.29%	0.29%	0.29%
Ratio of net investment income to average net assets	0.17% [5]	2.23%	2.20%	2.20%	1.85%	1.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.10% [5]	2.13%	2.10%	2.10%	1.75%	1.78%
Portfolio turnover	5%	11%	11%	10%	17%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–19

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.359	$ 14.653	$ 13.116	$ 12.702	$ 13.156	$ 12.903
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.006)	0.288	0.275	0.253	0.213	0.216
Net realized and unrealized gain (loss)	1.557	(1.251)	1.595	0.555	(0.438)	0.320
Total from investment operations	1.551	(0.963)	1.870	0.808	(0.225)	0.536
Less dividends and distributions from:
Net investment income	—	(0.288)	(0.278)	(0.240)	(0.203)	(0.239)
Net realized gain	—	(0.043)	(0.055)	(0.154)	(0.026)	(0.044)
Total dividends and distributions	—	(0.331)	(0.333)	(0.394)	(0.229)	(0.283)
Net asset value, end of period	$ 14.910	$ 13.359	$ 14.653	$ 13.116	$ 12.702	$ 13.156
Total return[3]	11.61%	(6.50%)	14.27%	6.37%	(1.71%)	4.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$273,024	$243,997	$255,446	$221,867	$207,474	$206,432
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.45%	0.44%	0.44%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.53%	0.56%	0.55%	0.54%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets	(0.08%) [5]	1.98%	1.95%	1.95%	1.60%	1.63%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15%) [5]	1.88%	1.85%	1.85%	1.50%	1.53%
Portfolio turnover	5%	11%	11%	10%	17%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–20

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.689	$ 15.191	$ 13.311	$ 12.833	$ 13.380	$ 13.192
Income (loss) from investment operations:
Net investment income[2]	0.009	0.325	0.313	0.291	0.258	0.259
Net realized and unrealized gain (loss)	1.714	(1.466)	1.944	0.652	(0.529)	0.272
Total from investment operations	1.723	(1.141)	2.257	0.943	(0.271)	0.531
Less dividends and distributions from:
Net investment income	—	(0.315)	(0.314)	(0.283)	(0.250)	(0.291)
Net realized gain	—	(0.046)	(0.063)	(0.182)	(0.026)	(0.052)
Total dividends and distributions	—	(0.361)	(0.377)	(0.465)	(0.276)	(0.343)
Net asset value, end of period	$ 15.412	$ 13.689	$ 15.191	$ 13.311	$ 12.833	$ 13.380
Total return[3]	12.59%	(7.42%)	16.97%	7.37%	(2.04%)	4.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$190,345	$154,120	$141,716	$97,140	$ 66,606	$42,380
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.19%	0.19%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.28%	0.31%	0.31%	0.29%	0.29%	0.29%
Ratio of net investment income to average net assets	0.12% [5]	2.16%	2.16%	2.21%	1.91%	1.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.05% [5]	2.06%	2.06%	2.11%	1.81%	1.81%
Portfolio turnover	5%	11%	10%	10%	20%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–21

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 13.664	$ 15.164	$ 13.291	$ 12.815	$ 13.361	$ 13.174
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.010)	0.287	0.275	0.257	0.224	0.224
Net realized and unrealized gain (loss)	1.712	(1.461)	1.938	0.652	(0.528)	0.272
Total from investment operations	1.702	(1.174)	2.213	0.909	(0.304)	0.496
Less dividends and distributions from:
Net investment income	—	(0.280)	(0.277)	(0.251)	(0.216)	(0.257)
Net realized gain	—	(0.046)	(0.063)	(0.182)	(0.026)	(0.052)
Total dividends and distributions	—	(0.326)	(0.340)	(0.433)	(0.242)	(0.309)
Net asset value, end of period	$ 15.366	$ 13.664	$ 15.164	$ 13.291	$ 12.815	$ 13.361
Total return[3]	12.46%	(7.66%)	16.67%	7.11%	(2.28%)	3.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$235,994	$210,069	$204,497	$177,056	$168,948	$176,575
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.44%	0.44%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.53%	0.56%	0.56%	0.54%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets	(0.13%) [5]	1.91%	1.19%	1.96%	1.66%	1.66%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.20%) [5]	1.81%	1.81%	1.86%	1.56%	1.56%
Portfolio turnover	5%	11%	10%	10%	20%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–22

LVIP SSGA Conservative Structured Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Structured Allocation Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.983	$ 12.054	$ 11.489	$ 11.265	$ 11.877	$ 11.682
Income (loss) from investment operations:
Net investment income[2]	—	0.282	0.286	0.259	0.247	0.234
Net realized and unrealized gain (loss)	0.966	(0.882)	0.826	0.509	(0.468)	0.412
Total from investment operations	0.966	(0.600)	1.112	0.768	(0.221)	0.646
Less dividends and distributions from:
Net investment income	—	(0.348)	(0.411)	(0.265)	(0.310)	(0.296)
Net realized gain	—	(0.123)	(0.136)	(0.279)	(0.081)	(0.155)
Total dividends and distributions	—	(0.471)	(0.547)	(0.544)	(0.391)	(0.451)
Net asset value, end of period	$ 11.949	$ 10.983	$ 12.054	$ 11.489	$ 11.265	$ 11.877
Total return[3]	8.80%	(5.01%)	9.70%	6.84%	(1.86%)	5.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 19,482	$ 18,119	$17,372	$13,873	$ 9,094	$ 8,095
Ratio of expenses to average net assets[4]	0.24%	0.23%	0.21%	0.20%	0.19%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.33%	0.31%	0.30%	0.29%	0.29%
Ratio of net investment income to average net assets	0.01% [5]	2.38%	2.37%	2.23%	2.07%	1.93%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.06%) [5]	2.28%	2.27%	2.13%	1.97%	1.83%
Portfolio turnover	5%	11%	12%	17%	22%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–23

LVIP SSGA Conservative Structured Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Structured Allocation Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.983	$ 12.051	$ 11.487	$ 11.264	$ 11.875	$ 11.681
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.014)	0.252	0.255	0.229	0.217	0.203
Net realized and unrealized gain (loss)	0.965	(0.880)	0.825	0.509	(0.466)	0.412
Total from investment operations	0.951	(0.628)	1.080	0.738	(0.249)	0.615
Less dividends and distributions from:
Net investment income	—	(0.317)	(0.380)	(0.236)	(0.281)	(0.266)
Net realized gain	—	(0.123)	(0.136)	(0.279)	(0.081)	(0.155)
Total dividends and distributions	—	(0.440)	(0.516)	(0.515)	(0.362)	(0.421)
Net asset value, end of period	$ 11.934	$ 10.983	$ 12.051	$ 11.487	$ 11.264	$ 11.875
Total return[3]	8.66%	(5.25%)	9.43%	6.57%	(2.10%)	5.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$164,904	$162,879	$198,858	$194,743	$186,076	$202,181
Ratio of expenses to average net assets[4]	0.49%	0.48%	0.46%	0.45%	0.44%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.58%	0.56%	0.55%	0.54%	0.54%
Ratio of net investment income (loss) to average net assets	(0.24%) [5]	2.13%	2.12%	1.98%	1.82%	1.68%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.31%) [5]	2.03%	2.02%	1.88%	1.72%	1.58%
Portfolio turnover	5%	11%	12%	17%	22%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–24

LVIP SSGA Moderate Structured Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Structured Allocation Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.659	$ 13.162	$ 12.285	$ 11.863	$ 12.650	$ 12.426
Income (loss) from investment operations:
Net investment income[2]	0.002	0.300	0.315	0.274	0.264	0.259
Net realized and unrealized gain (loss)	1.204	(1.229)	1.293	0.816	(0.603)	0.432
Total from investment operations	1.206	(0.929)	1.608	1.090	(0.339)	0.691
Less dividends and distributions from:
Net investment income	—	(0.400)	(0.518)	(0.286)	(0.360)	(0.352)
Net realized gain	—	(0.174)	(0.213)	(0.382)	(0.088)	(0.115)
Total dividends and distributions	—	(0.574)	(0.731)	(0.668)	(0.448)	(0.467)
Net asset value, end of period	$ 12.865	$ 11.659	$ 13.162	$ 12.285	$ 11.863	$ 12.650
Total return[3]	10.34%	(7.12%)	13.15%	9.27%	(2.69%)	5.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$106,953	$ 93,678	$ 93,340	$70,035	$ 52,020	$39,714
Ratio of expenses to average net assets	0.21%	0.20%	0.20%	0.18%	0.17%	0.17%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.28%	0.30%	0.30%	0.28%	0.27%	0.27%
Ratio of net investment income to average net assets	0.04% [5]	2.40%	2.41%	2.24%	2.08%	2.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.03%) [5]	2.30%	2.31%	2.14%	1.98%	1.92%
Portfolio turnover	4%	11%	11%	12%	17%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–25

LVIP SSGA Moderate Structured Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Structured Allocation Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.655	$ 13.154	$ 12.280	$ 11.859	$ 12.646	$ 12.423
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.013)	0.288	0.282	0.242	0.232	0.226
Net realized and unrealized gain (loss)	1.203	(1.246)	1.290	0.817	(0.603)	0.432
Total from investment operations	1.190	(0.958)	1.572	1.059	(0.371)	0.658
Less dividends and distributions from:
Net investment income	—	(0.367)	(0.485)	(0.256)	(0.328)	(0.320)
Net realized gain	—	(0.174)	(0.213)	(0.382)	(0.088)	(0.115)
Total dividends and distributions	—	(0.541)	(0.698)	(0.638)	(0.416)	(0.435)
Net asset value, end of period	$ 12.845	$ 11.655	$ 13.154	$ 12.280	$ 11.859	$ 12.646
Total return[3]	10.21%	(7.36%)	12.86%	9.01%	(2.95%)	5.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$747,686	$721,976	$860,665	$817,187	$805,329	$886,843
Ratio of expenses to average net assets[4]	0.46%	0.45%	0.45%	0.43%	0.42%	0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.53%	0.55%	0.55%	0.53%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets	(0.21%) [5]	2.15%	2.16%	1.99%	1.83%	1.77%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28%) [5]	2.05%	2.06%	1.89%	1.73%	1.67%
Portfolio turnover	4%	11%	11%	12%	17%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–26

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 12.014	$ 13.646	$ 12.567	$ 12.036	$ 12.945	$ 12.803
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.006)	0.332	0.333	0.291	0.300	0.292
Net realized and unrealized gain (loss)	1.294	(1.447)	1.531	0.957	(0.749)	0.385
Total from investment operations	1.288	(1.115)	1.864	1.248	(0.449)	0.677
Less dividends and distributions from:
Net investment income	—	(0.435)	(0.558)	(0.300)	(0.403)	(0.385)
Net realized gain	—	(0.082)	(0.227)	(0.417)	(0.057)	(0.150)
Total dividends and distributions	—	(0.517)	(0.785)	(0.717)	(0.460)	(0.535)
Net asset value, end of period	$ 13.302	$ 12.014	$ 13.646	$ 12.567	$ 12.036	$ 12.945
Total return[3]	10.72%	(8.20%)	14.89%	10.48%	(3.48%)	5.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 91,480	$ 78,667	$ 76,979	$ 56,314	$ 37,405	$28,117
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.20%	0.18%	0.18%	0.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.28%	0.31%	0.30%	0.28%	0.28%	0.28%
Ratio of net investment income (loss) to average net assets	(0.09%) [5]	2.46%	2.46%	2.35%	2.31%	2.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16%) [5]	2.36%	2.36%	2.25%	2.21%	2.11%
Portfolio turnover	4%	14%	12%	15%	15%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–27

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 12.009	$ 13.636	$ 12.560	$ 12.032	$ 12.940	$ 12.799
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.022)	0.298	0.298	0.259	0.267	0.257
Net realized and unrealized gain (loss)	1.294	(1.443)	1.529	0.955	(0.748)	0.386
Total from investment operations	1.272	(1.145)	1.827	1.214	(0.481)	0.643
Less dividends and distributions from:
Net investment income	—	(0.400)	(0.524)	(0.269)	(0.370)	(0.352)
Net realized gain	—	(0.082)	(0.227)	(0.417)	(0.057)	(0.150)
Total dividends and distributions	—	(0.482)	(0.751)	(0.686)	(0.427)	(0.502)
Net asset value, end of period	$ 13.281	$ 12.009	$ 13.636	$ 12.560	$ 12.032	$ 12.940
Total return[3]	10.59%	(8.43%)	14.61%	10.20%	(3.72%)	5.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$427,121	$410,730	$489,278	$438,523	$425,106	$451,218
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.45%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.53%	0.56%	0.55%	0.53%	0.53%	0.53%
Ratio of net investment income (loss) to average net assets	(0.34%) [5]	2.21%	2.21%	2.10%	2.06%	1.96%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41%) [5]	2.11%	2.11%	2.00%	1.96%	1.86%
Portfolio turnover	4%	14%	12%	15%	15%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Allocation Funds–28

LVIP SSGA Allocation Funds
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP SSGA Conservative Structured Allocation Fund, LVIP SSGA Moderate Structured Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP SSGA Conservative Index Allocation Fund and LVIP SSGA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.
The investment objective of the LVIP SSGA Moderate Index Allocation Fund and LVIP SSGA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP SSGA Moderately Aggressive Index Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2019, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Allocation Funds–29

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, effective May 1, 2019, LIAC receives a management fee at an annual rate of 0.15% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2019, the management fee and waiver amounts were 0.25% and 0.10%, respectively, of each Fund’s average daily net assets.
LIAC has contractually agreed to reimburse the LVIP SSGA Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	Total
LVIP SSGA Conservative Index Allocation Fund	17,403	17,403
SSGA Funds Management Inc. (“SSGA”) provides consulting services to LIAC, but has no management discretion over the Funds’ assets and LIAC pays no compensation to SSGA under the consulting agreement.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Administrative	$3,145	$11,995	$11,281	$5,300	$24,335	$14,763
Legal	648	2,470	2,323	1,092	5,014	3,042
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP SSGA Allocation Funds–30

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2019, these fees were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Printing and mailing	$2,249	$5,980	$5,133	$3,270	$21,163	$6,737
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, each Fund had liabilities payable to affiliates as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Expense reimbursement receivable from LIAC	$12,103	$ —	$ —	$ —	$ —	$ —
Management fees payable to LIAC	14,007	54,819	51,233	22,746	104,271	62,916
Distribution fees payable to LFD	16,137	55,075	47,640	33,945	152,205	86,382
Printing and mailing fees payable to Lincoln Life	2,171	5,699	4,813	3,442	22,929	6,859
Shareholder servicing fees payable to Lincoln Life	2,708	10,598	9,905	4,398	20,159	12,164
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2019, each Fund engaged in securities purchases and securities sales which resulted in net realized gains (losses) as follows:
LVIP SSGA Allocation Funds–31

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$701,988	$1,773,532	$1,036,166	$310,752	$ 349,816	$233,998
Sales	331,483	514,704	447,337	539,191	2,043,447	530,089
Net realized loss	(12,996)	(32,829)	(35,135)	(13,169)	(89,190)	(12,796)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
LVIP SSGA Conservative Index Allocation Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-86.12%@
Equity Funds-22.41%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 2,996,510	$ 362,319	$ 377,254	$ (1,294)	$ 530,211	$ 3,510,492	278,235	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	17,116,513	1,453,083	1,737,063	(2,851)	3,119,102	19,948,784	997,090	—	—
✧✧LVIP SSGA Small-Cap Index Fund	1,981,818	293,935	263,157	1,480	330,446	2,344,522	74,750	—	—
Fixed Income Fund-49.46%@
✧✧LVIP SSGA Bond Index Fund	53,462,610	5,122,770	4,865,480	(102,018)	3,341,623	56,959,505	4,940,113	—	—
International Equity Fund-14.25%@
✧✧LVIP SSGA International Index Fund	14,647,771	1,456,629	1,729,321	(26,630)	2,055,433	16,403,882	1,732,743	—	—
Total	$90,205,222	$8,688,736	$8,972,275	$(131,313)	$9,376,815	$99,167,185		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–32

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderate Index Allocation Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.26%@
Equity Funds-34.46%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 22,268,975	$ 2,800,411	$ 1,539,946	$(132,384)	$ 4,150,000	$ 27,547,056	2,183,328	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	89,784,554	8,349,087	4,431,505	(95,267)	16,884,930	110,491,799	5,522,657	—	—
✧✧LVIP SSGA Small-Cap Index Fund	14,729,826	2,272,186	1,119,387	(48,154)	2,562,226	18,396,697	586,536	—	—
Fixed Income Fund-29.54%@
✧✧LVIP SSGA Bond Index Fund	119,110,557	14,335,548	6,845,350	(133,886)	7,645,240	134,112,109	11,631,579	—	—
International Equity Fund-20.26%@
✧✧LVIP SSGA International Index Fund	77,744,148	8,071,798	4,912,345	(404,262)	11,447,590	91,946,929	9,712,362	—	—
Total	$323,638,060	$35,829,030	$18,848,533	$(813,953)	$42,689,986	$382,494,590		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
LVIP SSGA Moderately Aggressive Index Allocation Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-85.02%@
Equity Funds-38.33%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 24,593,732	$ 2,552,770	$ 1,534,578	$(142,280)	$ 4,573,792	$ 30,043,436	2,381,187	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	92,048,244	7,221,575	4,539,362	(110,076)	17,273,643	111,894,024	5,592,744	—	—
✧✧LVIP SSGA Small-Cap Index Fund	17,435,695	2,301,304	1,210,376	(69,200)	3,038,667	21,496,090	685,353	—	—
Fixed Income Fund-24.51%@
✧✧LVIP SSGA Bond Index Fund	93,663,637	11,083,412	6,165,520	(113,796)	6,012,304	104,480,037	9,061,582	—	—
International Equity Fund-22.18%@
✧✧LVIP SSGA International Index Fund	80,784,129	6,704,154	4,383,628	(390,408)	11,831,219	94,545,466	9,986,845	—	—
Total	$308,525,437	$29,863,215	$17,833,464	$(825,760)	$42,729,625	$362,459,053		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–33

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Conservative Structured Allocation Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.97%@
Equity Funds-22.64%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 13,830,478	$ 826,682	$ 1,615,960	$ (17,157)	$ 2,180,223	$ 15,204,266	1,154,813	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	3,443,798	202,951	467,673	10,691	590,171	3,779,938	299,591	—	—
✧✧LVIP SSGA S&P 500 Index Fund	13,886,795	407,468	1,609,211	308,511	2,170,968	15,164,531	757,961	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,416,263	289,954	487,044	12,243	555,045	3,786,461	120,722	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	3,412,761	467,761	407,856	(12,249)	356,908	3,817,325	317,872	—	—
Fixed Income Fund-49.89%@
✧✧LVIP SSGA Bond Index Fund	92,200,153	4,335,190	9,923,177	(152,473)	5,526,697	91,986,390	7,978,004	—	—
International Equity Funds-18.44%@
✧✧LVIP SSGA Developed International 150 Fund	12,658,867	996,488	1,567,248	8,502	1,025,699	13,122,308	1,630,506	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	7,374,904	769,059	881,549	(83,223)	448,479	7,627,670	880,082	—	—
✧✧LVIP SSGA International Index Fund	12,630,016	515,619	1,612,390	44,230	1,671,101	13,248,576	1,399,448	—	—
Total	$162,854,035	$8,811,172	$18,572,108	$ 119,075	$14,525,291	$167,737,465		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–34

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderate Structured Allocation Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-100.08%@
Equity Funds-34.51%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 94,334,800	$ 3,086,212	$ 7,995,846	$ (470,278)	$15,297,337	$104,252,225	7,918,291	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	31,322,003	991,844	3,249,798	720	5,492,242	34,557,011	2,738,925	—	—
✧✧LVIP SSGA S&P 500 Index Fund	94,719,586	1,292,403	9,074,902	2,443,100	14,603,451	103,983,638	5,197,363	—	—
✧✧LVIP SSGA Small-Cap Index Fund	23,305,515	1,345,670	2,574,478	85,224	3,799,247	25,961,178	827,712	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	23,279,549	2,579,961	2,024,762	(126,442)	2,463,399	26,171,705	2,179,341	—	—
Fixed Income Funds-39.30%@
✧✧LVIP SSGA Bond Index Fund	251,437,637	11,002,292	25,025,055	(527,447)	15,377,308	252,264,735	21,878,988	—	—
✧✧SPDR® Bloomberg Barclays TIPS ETF	83,201,418	4,042,157	7,759,211	(286,515)	4,453,546	83,651,395	1,478,201	—	—
International Equity Funds-26.27%@
✧✧LVIP SSGA Developed International 150 Fund	82,229,449	4,387,131	7,637,953	(525,115)	7,232,170	85,685,682	10,646,829	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	50,293,053	4,016,443	4,475,039	(599,675)	3,066,138	52,300,920	6,034,489	—	—
✧✧LVIP SSGA International Index Fund	82,044,320	1,211,291	7,948,100	308,015	10,901,511	86,517,037	9,138,802	—	—
Total	$816,167,330	$33,955,404	$77,765,144	$ 301,587	$82,686,349	$855,345,526		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
LVIP SSGA Allocation Funds–35

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.17%@
Equity Funds-38.43%@
✧✧LVIP SSGA Large Cap 100 Fund	$ 61,442,228	$ 1,688,662	$ 4,549,321	$ (339,008)	$10,027,998	$ 68,270,559	5,185,368	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	18,830,664	497,524	1,751,287	3,227	3,309,433	20,889,561	1,655,668	—	—
✧✧LVIP SSGA S&P 500 Index Fund	61,692,348	1,023,848	5,794,915	1,953,750	9,219,412	68,094,443	3,403,531	—	—
✧✧LVIP SSGA Small-Cap Index Fund	18,679,057	987,526	1,858,659	61,154	3,054,320	20,923,398	667,094	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	18,658,719	1,990,893	1,414,537	(106,865)	1,965,222	21,093,432	1,756,469	—	—
Fixed Income Fund-24.50%@
✧✧LVIP SSGA Bond Index Fund	126,063,634	6,480,441	12,977,034	(162,740)	7,677,455	127,081,756	11,021,835	—	—
International Equity Funds-32.24%@
✧✧LVIP SSGA Developed International 150 Fund	54,411,777	2,647,530	4,521,534	(336,265)	4,774,652	56,976,160	7,079,543	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	50,432,294	3,823,965	4,009,810	(541,298)	2,984,775	52,689,926	6,079,373	—	—
✧✧LVIP SSGA International Index Fund	54,288,389	866,333	5,079,891	207,068	7,246,421	57,528,320	6,076,721	—	—
Total	$464,499,110	$20,006,722	$41,956,988	$ 739,023	$50,259,688	$493,547,555		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$ 9,673,311	$42,664,011	$36,115,585	$ 9,452,446	$33,605,586	$21,186,904
Sales	10,011,603	21,656,477	20,292,746	19,890,468	75,721,697	43,850,072
LVIP SSGA Allocation Funds–36

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Cost of investments	$97,138,438	$377,006,470	$346,646,101	$163,232,444	$733,139,345	$438,700,386
Aggregate unrealized appreciation of investments	$18,064,563	$ 77,669,492	$ 79,720,930	$ 22,806,397	$123,168,020	$ 81,159,466
Aggregate unrealized depreciation of investments	—	—	—	—	(961,839)	(1,027,036)
Net unrealized appreciation of investments	$18,064,563	$ 77,669,492	$ 79,720,930	$ 22,806,397	$122,206,181	$ 80,132,430
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2019:
Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Investments:
Assets:
Affiliated Investment Companies	$ 99,167,185	$382,494,590	$362,459,053	$167,737,465	$855,345,526	$493,547,555
LVIP SSGA Allocation Funds–37

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Unaffiliated Investment Companies	$ 16,035,816	$ 72,181,372	$ 63,907,978	$ 18,301,376	$ —	$ 25,285,261
Total Investments	$115,203,001	$454,675,962	$426,367,031	$186,038,841	$855,345,526	$518,832,816
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18
Shares sold:
Standard Class	213,686	788,676	1,926,573	2,713,182	1,501,463	2,406,220
Service Class	681,927	1,119,958	1,390,233	3,339,637	1,174,968	3,740,289
Shares reinvested:
Standard Class	—	77,284	—	291,026	—	296,804
Service Class	—	158,789	—	454,464	—	368,451
	895,613	2,144,707	3,316,806	6,798,309	2,676,431	6,811,764
Shares redeemed:
Standard Class	(212,682)	(420,932)	(481,389)	(711,209)	(410,016)	(773,418)
Service Class	(679,668)	(1,369,076)	(1,344,172)	(2,961,831)	(1,189,897)	(2,221,027)
	(892,350)	(1,790,008)	(1,825,561)	(3,673,040)	(1,599,913)	(2,994,445)
Net increase (decrease)	3,263	354,699	1,491,245	3,125,269	1,076,518	3,817,319

LVIP SSGA Allocation Funds–38

LVIP SSGA Allocation Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18
Shares sold:
Standard Class	67,045	300,833	652,254	1,228,902	547,141	1,226,547
Service Class	719,321	1,041,005	1,712,612	3,158,662	997,019	2,779,041
Shares reinvested:
Standard Class	—	66,353	—	369,287	—	266,973
Service Class	—	575,652	—	2,728,351	—	1,315,799
	786,366	1,983,843	2,364,866	7,485,202	1,544,160	5,588,360
Shares redeemed:
Standard Class	(86,378)	(158,604)	(373,789)	(655,051)	(218,398)	(586,379)
Service Class	(1,731,757)	(3,288,299)	(5,449,941)	(9,373,063)	(3,038,352)	(5,773,467)
	(1,818,135)	(3,446,903)	(5,823,730)	(10,028,114)	(3,256,750)	(6,359,846)
Net increase (decrease)	(1,031,769)	(1,463,060)	(3,458,864)	(2,542,912)	(1,712,590)	(771,486)
5. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
6. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
7. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP SSGA Allocation Funds–39

LVIP SSGA Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Bond Index Fund

LVIP SSGA Bond Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Bond Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,059.60	0.35%	$1.79
Service Class Shares	1,000.00	1,058.40	0.60%	3.06
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.10	0.35%	$1.76
Service Class Shares	1,000.00	1,021.80	0.60%	3.01

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Commercial Mortgage-Backed Securities	0.79%
Agency Mortgage-Backed Securities	27.02%
Agency Obligations	0.99%
Corporate Bonds	26.07%
Advertising	0.02%
Aerospace & Defense	0.44%
Agriculture	0.30%
Airlines	0.08%
Apparel	0.03%
Auto Manufacturers	0.50%
Auto Parts & Equipment	0.04%
Banks	5.90%
Beverages	0.68%
Biotechnology	0.36%
Building Materials	0.06%
Chemicals	0.37%
Commercial Services	0.19%
Computers	0.67%
Cosmetics & Personal Care	0.14%
Distribution/Wholesale	0.01%
Diversified Financial Services	0.89%
Electric	1.74%
Electrical Components & Equipment	0.02%
Electronics	0.14%
Engineering & Construction	0.01%
Environmental Control	0.07%
Food	0.44%
Forest Products & Paper	0.09%
Gas	0.14%
Hand Machine Tools	0.02%
Health Care Products	0.38%
Health Care Services	0.56%
Home Builders	0.00%
Home Furnishings	0.01%
Household Products Wares	0.05%
Housewares	0.01%
Insurance	0.84%
Internet	0.28%
Investment Company Security	0.02%
Iron & Steel	0.09%
Leisure Time	0.01%
Lodging	0.05%
Machinery Construction & Mining	0.12%
Machinery Diversified	0.17%
Media	0.87%
Security Type/Sector	Percentage of Net Assets
Metal Fabricate & Hardware	0.03%
Mining	0.15%
Miscellaneous Manufacturing	0.31%
Office Furnishings	0.00%
Oil & Gas	1.50%
Oil & Gas Services	0.10%
Packaging & Containers	0.06%
Pharmaceuticals	1.49%
Pipelines	1.00%
Private Equity	0.01%
Real Estate	0.01%
Real Estate Investment Trusts	0.87%
Retail	0.76%
Savings & Loans	0.01%
Semiconductors	0.44%
Software	0.68%
Telecommunications	1.22%
Toys Games Hobbies	0.01%
Transportation	0.57%
Trucking & Leasing	0.01%
Water	0.03%
Municipal Bonds	0.72%
Non-Agency Asset-Backed Securities	0.42%
Non-Agency Commercial Mortgage-Backed Securities	1.22%
Regional Bonds	0.29%
Sovereign Bonds	1.38%
Supranational Banks	1.43%
U.S. Treasury Obligations	38.97%
Money Market Fund	1.43%
Total Investments	100.73%
Liabilities Net of Receivables and Other Assets	(0.73%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)
U.S. Government	68.26%
AAA	4.26%
AA	5.54%
A	12.83%
BBB	9.04%
Non-Rated	0.07%
Total	100.00%

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.79%
Fannie Mae-Aces
Series 2011-M8 A2 2.92% 8/25/21	416,086	$ 420,592
•Series 2013-M12 APT 2.48% 3/25/23	412,877	416,067
•Series 2014-M2 A2 3.51% 12/25/23	1,234,313	1,298,159
•Series 2014-M4 A2 3.35% 3/25/24	1,000,000	1,045,598
Series 2015-M1 A2 2.53% 9/25/24	500,000	506,395
•Series 2016-M13 A2 2.56% 9/25/26	1,600,000	1,611,916
•Series 2017-M15 ATS2 3.20% 11/25/27	500,000	521,330
•Series 2017-M3 A2 2.57% 12/25/26	800,000	801,401
•Series 2017-M8 A2 3.06% 5/25/27	350,000	363,270
•Series 2018-M1 A2 3.09% 12/25/27	185,000	192,006
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K025 A1 1.88% 4/25/22	557,752	554,480
♦Series K026 A2 2.51% 11/25/22	1,000,000	1,014,588
♦Series K030 A1 2.78% 9/25/22	697,755	704,909
♦•Series K030 A2 3.25% 4/25/23	4,700,000	4,889,101
♦•Series K050 A2 3.33% 8/25/25	900,000	953,680
♦Series K060 A2 3.30% 10/25/26	1,000,000	1,062,202
♦Series K067 AM 3.28% 8/25/27	800,000	843,757
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,475,348
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,362,632
♦Series K079 A2 3.93% 6/25/28	800,000	889,718
♦Series K089 A2 3.56% 1/25/29	714,286	775,838
♦Series K723 A2 2.45% 8/25/23	500,000	506,519
♦Series K734 A2 3.21% 2/25/26	500,000	525,834
Total Agency Commercial Mortgage-Backed Securities (Cost $22,081,112)		22,735,340
AGENCY MORTGAGE-BACKED SECURITIES–27.02%
Fannie Mae S.F. 10 yr
4.00% 8/1/19	220	228
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 10 yr (continued)
4.00% 6/1/20	20,048	$ 20,810
4.00% 5/1/23	14,964	15,533
Fannie Mae S.F. 15 yr
2.50% 10/1/27	719,066	725,481
2.50% 3/1/28	1,539,347	1,553,079
2.50% 4/1/28	1,976,513	1,994,184
2.50% 7/1/28	421,494	425,249
2.50% 9/1/28	778,744	785,695
2.50% 10/1/28	425,926	429,720
2.50% 3/1/29	2,020,445	2,038,465
2.50% 2/1/30	1,464,417	1,476,171
2.50% 5/1/30	540,593	544,932
2.50% 2/1/31	3,398,957	3,426,218
2.50% 7/1/31	1,350,901	1,361,751
2.50% 10/1/31	1,457,264	1,468,980
2.50% 12/1/32	1,910,832	1,925,298
3.00% 11/1/26	1,304,692	1,335,226
3.00% 6/1/27	347,363	355,476
3.00% 8/1/27	647,641	662,832
3.00% 9/1/27	2,654,921	2,713,717
3.00% 10/1/27	402,063	411,487
3.00% 12/1/27	110,056	112,638
3.00% 8/1/29	1,740,949	1,779,668
3.00% 4/1/30	1,022,829	1,045,590
3.00% 5/1/30	2,472,994	2,530,914
3.00% 6/1/30	1,726,440	1,762,435
3.00% 12/1/30	829,359	846,618
3.00% 10/1/32	1,588,839	1,624,235
3.50% 11/1/25	299,058	308,685
3.50% 12/1/25	769,665	800,893
3.50% 12/1/26	433,104	447,045
3.50% 1/1/27	1,043,435	1,077,022
3.50% 10/1/29	1,419,020	1,470,302
3.50% 4/1/32	664,175	686,421
3.50% 7/1/32	389,762	402,593
3.50% 6/1/33	1,374,483	1,420,536
4.00% 4/1/24	46,614	48,387
4.00% 5/1/24	81,556	84,667
4.00% 6/1/24	116,863	121,306
4.00% 7/1/24	47,603	49,423
4.00% 10/1/24	2,952	3,066
4.00% 12/1/24	114,032	118,386
4.00% 1/1/25	201,699	211,637
4.00% 3/1/25	227,880	238,374
4.00% 5/1/25	77,142	80,092
4.00% 7/1/25	1,432	1,489
4.00% 8/1/25	6,956	7,234
4.00% 9/1/25	108,675	113,031
4.00% 10/1/25	103,492	107,660
4.00% 1/1/26	4,678	4,867
4.00% 3/1/26	257,532	268,537
4.00% 5/1/26	2,346	2,446
4.00% 7/1/26	196,809	204,685
4.00% 3/1/31	458,955	478,584
LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.50% 2/1/23	25,229	$ 25,751
4.50% 4/1/23	2,708	2,781
4.50% 5/1/23	3,491	3,563
4.50% 6/1/23	100,064	103,016
4.50% 11/1/23	5,069	5,217
4.50% 2/1/24	801	821
4.50% 3/1/24	1,653	1,705
4.50% 4/1/24	44,126	45,518
4.50% 5/1/24	85,617	88,336
4.50% 7/1/24	77,043	79,462
4.50% 8/1/24	130,717	134,734
4.50% 11/1/24	46,939	48,372
4.50% 4/1/25	92,341	96,926
4.50% 5/1/25	10,193	10,698
4.50% 6/1/25	2,016	2,057
5.00% 4/1/23	4,960	5,075
5.00% 6/1/23	144,701	148,902
5.00% 9/1/23	74,525	76,754
5.00% 11/1/23	31,916	32,656
5.00% 12/1/23	36,956	38,033
5.00% 3/1/25	18,321	18,977
5.00% 6/1/25	829	853
5.50% 3/1/20	46	46
5.50% 4/1/22	16,397	16,811
5.50% 7/1/22	9,684	9,878
6.00% 6/1/20	1,224	1,227
6.00% 8/1/22	3,655	3,743
6.00% 9/1/22	14,590	15,009
Fannie Mae S.F. 20 yr
3.00% 11/1/34	1,006,684	1,025,216
3.00% 12/1/34	786,197	800,670
3.00% 2/1/35	1,407,117	1,433,022
3.00% 3/1/36	626,578	638,125
3.00% 11/1/36	2,671,475	2,720,719
3.50% 6/1/34	3,135,806	3,252,311
3.50% 7/1/34	3,630,027	3,764,895
3.50% 2/1/37	1,672,149	1,720,248
4.00% 9/1/35	281,587	296,574
4.00% 10/1/35	508,339	535,396
4.00% 1/1/37	682,066	713,761
Fannie Mae S.F. 30 yr
3.00% 9/1/42	1,466,448	1,491,717
3.00% 10/1/42	2,496,639	2,542,861
3.00% 11/1/42	1,550,085	1,576,789
3.00% 12/1/42	1,455,057	1,483,723
3.00% 1/1/43	1,186,634	1,207,079
3.00% 3/1/43	2,610,991	2,655,979
3.00% 4/1/43	1,737,873	1,767,815
3.00% 6/1/43	4,429,983	4,506,250
3.00% 7/1/43	2,693,598	2,740,011
3.00% 8/1/43	2,881,054	2,930,697
3.00% 9/1/45	2,359,799	2,394,593
3.00% 11/1/45	4,313,770	4,375,392
3.00% 9/1/46	5,610,898	5,684,450
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 10/1/46	3,445,610	$ 3,490,422
3.00% 11/1/46	3,634,138	3,681,045
3.00% 12/1/46	8,666,793	8,778,978
3.00% 1/1/47	6,684,643	6,766,844
3.00% 9/1/47	1,455,172	1,470,051
3.50% 10/1/40	485,448	500,299
3.50% 12/1/40	377,407	390,264
3.50% 2/1/41	566,764	585,069
3.50% 8/1/42	468,873	486,942
3.50% 9/1/42	4,800,651	4,984,169
3.50% 10/1/42	3,129,576	3,249,214
3.50% 11/1/42	866,212	898,934
3.50% 1/1/43	2,058,073	2,136,726
3.50% 2/1/43	349,455	362,790
3.50% 7/1/43	3,851,227	3,997,562
3.50% 10/1/44	1,975,827	2,049,002
3.50% 1/1/45	1,622,446	1,676,128
3.50% 2/1/45	5,258,653	5,458,788
3.50% 4/1/45	3,139,192	3,237,736
3.50% 5/1/45	2,730,398	2,816,109
3.50% 8/1/45	3,662,759	3,777,746
3.50% 11/1/45	4,634,590	4,780,090
3.50% 12/1/45	4,329,049	4,456,720
3.50% 2/1/46	11,551,702	11,914,262
3.50% 5/1/46	1,955,613	2,013,692
3.50% 6/1/46	886,725	913,737
3.50% 2/1/47	2,223,587	2,289,224
3.50% 3/1/47	1,586,354	1,633,181
3.50% 7/1/47	831,398	862,981
3.50% 9/1/47	1,771,815	1,824,120
3.50% 10/1/47	4,341,519	4,469,687
3.50% 12/1/47	3,538,985	3,645,625
3.50% 1/1/48	3,944,199	4,061,639
3.50% 2/1/48	1,478,126	1,525,786
3.50% 6/1/48	5,654,261	5,805,696
4.00% 1/1/39	27,648	29,145
4.00% 2/1/39	34,829	36,706
4.00% 3/1/39	1,613	1,699
4.00% 4/1/39	139,275	146,826
4.00% 6/1/39	90,252	95,144
4.00% 8/1/39	336,704	355,572
4.00% 9/1/39	447,587	473,757
4.00% 11/1/39	29,217	30,803
4.00% 12/1/39	609,967	643,039
4.00% 1/1/40	244,500	257,857
4.00% 5/1/40	173,320	182,676
4.00% 8/1/40	72,163	76,106
4.00% 9/1/40	100,015	105,479
4.00% 10/1/40	501,314	528,605
4.00% 11/1/40	735,326	775,501
4.00% 12/1/40	1,180,025	1,245,118
4.00% 1/1/41	2,491,691	2,629,644
4.00% 2/1/41	693,153	730,972
4.00% 3/1/41	8,690	8,983

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 4/1/41	234,081	$ 246,873
4.00% 5/1/41	1,219,851	1,286,514
4.00% 6/1/41	10,181	10,524
4.00% 9/1/41	254,168	268,055
4.00% 10/1/41	136,361	143,813
4.00% 11/1/41	268,361	283,027
4.00% 12/1/41	12,378	13,055
4.00% 1/1/42	9,953	10,497
4.00% 3/1/42	129,250	133,604
4.00% 10/1/43	3,484,814	3,664,468
4.00% 12/1/43	870,342	913,924
4.00% 7/1/44	1,738,863	1,821,419
4.00% 9/1/44	1,844,595	1,931,319
4.00% 10/1/44	2,517,414	2,636,199
4.00% 3/1/45	2,128,657	2,208,621
4.00% 7/1/45	2,416,999	2,528,033
4.00% 9/1/45	6,947,463	7,266,641
4.00% 4/1/46	1,778,722	1,860,423
4.00% 7/1/46	616,985	645,326
4.00% 11/1/46	2,844,772	2,975,450
4.00% 4/1/47	3,721,372	3,886,102
4.00% 8/1/47	5,799,687	6,046,675
4.00% 9/1/47	1,597,333	1,664,406
4.00% 12/1/47	5,847,396	6,085,346
4.00% 1/1/48	1,716,066	1,785,459
4.00% 2/1/48	3,896,906	4,052,403
4.00% 5/1/48	1,332,758	1,384,923
4.00% 7/1/48	3,567,230	3,706,853
4.00% 3/1/49	5,798,398	5,991,591
4.50% 8/1/33	15,813	16,916
4.50% 1/1/34	11,653	12,482
4.50% 9/1/35	44,516	47,736
4.50% 2/1/38	14,000	14,807
4.50% 4/1/38	18,009	18,817
4.50% 7/1/38	48,183	51,675
4.50% 11/1/38	74,911	80,401
4.50% 2/1/39	220,953	237,104
4.50% 3/1/39	166,723	178,842
4.50% 4/1/39	689,615	742,097
4.50% 5/1/39	268,195	288,238
4.50% 6/1/39	75,005	80,500
4.50% 7/1/39	253,688	272,350
4.50% 9/1/39	192,635	206,804
4.50% 1/1/40	602,282	650,482
4.50% 2/1/40	980,814	1,054,880
4.50% 5/1/40	594,089	638,075
4.50% 6/1/40	285,032	306,138
4.50% 8/1/40	120,853	129,247
4.50% 9/1/40	303,909	326,412
4.50% 10/1/40	1,927,237	2,069,628
4.50% 11/1/40	305,459	324,429
4.50% 2/1/41	1,120,545	1,198,287
4.50% 4/1/41	13,059	13,648
4.50% 5/1/41	1,483,723	1,591,366
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 6/1/41	113,478	$ 119,682
4.50% 1/1/42	1,608,625	1,727,582
4.50% 9/1/43	672,821	720,947
4.50% 12/1/43	2,228,879	2,379,173
4.50% 10/1/44	199,730	210,994
4.50% 9/1/47	1,933,044	2,035,232
4.50% 11/1/47	1,518,085	1,598,322
4.50% 8/1/48	5,195,226	5,436,100
4.50% 12/1/48	4,425,677	4,630,320
5.00% 9/1/33	89,163	96,879
5.00% 4/1/34	330,870	361,426
5.00% 7/1/34	218,376	238,568
5.00% 11/1/34	97,095	105,431
5.00% 4/1/35	64,774	70,808
5.00% 6/1/35	113,792	124,317
5.00% 7/1/35	1,251,906	1,368,291
5.00% 9/1/35	20,815	22,444
5.00% 10/1/35	79,431	86,849
5.00% 12/1/35	374,762	409,772
5.00% 2/1/36	854,142	933,974
5.00% 3/1/36	47,901	52,373
5.00% 11/1/36	16,275	17,767
5.00% 4/1/38	102,297	110,776
5.00% 7/1/38	14,329	15,537
5.00% 11/1/38	12,898	13,633
5.00% 8/1/39	482,980	525,417
5.00% 12/1/39	106,949	116,231
5.00% 1/1/40	249,993	275,215
5.00% 7/1/40	956,781	1,039,167
5.00% 9/1/40	303,812	329,986
5.00% 6/1/41	829,026	900,926
5.50% 11/1/33	31,568	34,204
5.50% 1/1/34	45,037	50,024
5.50% 5/1/34	61,017	67,337
5.50% 7/1/34	40,458	44,861
5.50% 10/1/34	105,433	116,965
5.50% 9/1/35	49,702	55,158
5.50% 10/1/35	39,778	44,103
5.50% 12/1/35	270,018	290,592
5.50% 1/1/36	277,799	309,883
5.50% 4/1/36	645,644	716,737
5.50% 8/1/36	192,588	213,884
5.50% 1/1/37	191,245	211,309
5.50% 3/1/37	57,132	62,210
5.50% 5/1/37	74,293	82,301
5.50% 6/1/37	55,776	61,686
5.50% 8/1/37	22,488	24,911
5.50% 11/1/37	1,048	1,161
5.50% 12/1/37	87	92
5.50% 1/1/38	1,302,562	1,424,410
5.50% 2/1/38	27,558	29,697
5.50% 5/1/38	101,740	112,107
5.50% 6/1/38	6,581	7,306
5.50% 7/1/38	61,260	66,588

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 10/1/38	23,377	$ 25,575
5.50% 1/1/39	104,052	114,309
5.50% 5/1/39	224,723	246,957
5.50% 6/1/39	224,125	245,655
5.50% 10/1/39	95,074	103,780
5.50% 7/1/41	174,475	191,479
6.00% 12/1/35	76,042	86,686
6.00% 2/1/36	32,512	36,869
6.00% 6/1/36	18,759	20,884
6.00% 7/1/36	74,539	84,395
6.00% 8/1/36	37,086	41,894
6.00% 9/1/36	44,532	49,509
6.00% 10/1/36	41,983	47,328
6.00% 11/1/36	5,569	6,298
6.00% 1/1/37	53,966	61,089
6.00% 2/1/37	210,112	237,745
6.00% 3/1/37	25,600	28,164
6.00% 4/1/37	3,565	3,909
6.00% 5/1/37	78,948	89,373
6.00% 6/1/37	36,901	41,882
6.00% 8/1/37	73,550	83,149
6.00% 9/1/37	119,909	135,473
6.00% 10/1/37	155,393	175,518
6.00% 11/1/37	30,653	34,188
6.00% 1/1/38	18,389	20,799
6.00% 2/1/38	18,276	20,005
6.00% 4/1/38	2,196	2,427
6.00% 5/1/38	81,954	92,764
6.00% 6/1/38	22,429	25,224
6.00% 8/1/38	34,300	37,846
6.00% 9/1/38	22,631	24,836
6.00% 10/1/38	11,626	12,977
6.00% 11/1/38	14,575	16,490
6.00% 12/1/38	294,504	333,985
6.00% 4/1/40	247,379	280,508
6.00% 6/1/40	434,633	492,896
6.50% 3/1/32	734	814
6.50% 7/1/36	39,544	45,850
6.50% 9/1/36	41,285	49,095
6.50% 11/1/36	81,705	97,654
6.50% 9/1/37	9,060	10,392
6.50% 10/1/37	93,300	107,385
6.50% 2/1/38	87,394	101,989
6.50% 3/1/38	231,241	271,046
6.50% 5/1/38	25,073	27,811
6.50% 7/1/38	116,079	138,251
6.50% 10/1/38	79,757	90,383
7.00% 8/1/39	148,780	167,175
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/49	1,300,000	1,311,096
3.50% 7/15/49	3,000,000	3,067,148
4.00% 7/1/49	5,700,000	5,891,150
4.50% 7/15/49	3,000,000	3,134,854
5.00% 7/15/49	900,000	951,346
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Gold Pool 3.00% 2/1/47	4,020,341	$ 4,070,068
Freddie Mac S.F. 15 yr
2.50% 4/1/28	75,312	76,027
2.50% 7/1/28	319,299	322,326
2.50% 9/1/28	1,501,525	1,515,780
2.50% 10/1/28	2,060,738	2,080,278
2.50% 10/1/29	1,319,327	1,330,618
2.50% 1/1/31	1,619,270	1,633,146
2.50% 5/1/31	643,945	649,465
2.50% 6/1/31	2,316,085	2,335,942
2.50% 12/1/31	2,097,185	2,115,191
2.50% 12/1/32	1,622,382	1,635,457
3.00% 11/1/26	1,622,687	1,661,619
3.00% 2/1/27	159,072	162,889
3.00% 3/1/27	463,543	473,058
3.00% 4/1/27	491,350	503,166
3.00% 11/1/27	262,547	268,844
3.00% 2/1/29	908,077	929,355
3.00% 4/1/30	2,370,243	2,424,275
3.00% 12/1/30	2,658,278	2,718,907
3.00% 5/1/31	1,337,280	1,367,772
3.00% 2/1/32	1,007,798	1,030,808
3.00% 5/1/32	841,687	860,914
3.00% 11/1/32	1,544,894	1,580,237
3.50% 12/1/25	737,062	768,110
3.50% 3/1/26	533,025	550,459
3.50% 10/1/27	363,919	376,071
3.50% 2/1/30	223,334	231,582
3.50% 4/1/32	681,026	704,340
4.00% 2/1/24	25,513	26,495
4.00% 8/1/24	46,592	48,392
4.00% 2/1/25	70,185	73,027
4.00% 7/1/25	196,235	204,195
4.00% 4/1/26	447,754	466,969
4.50% 7/1/19	9	9
4.50% 12/1/19	17	18
4.50% 4/1/21	1,020	1,041
4.50% 6/1/24	2,169	2,238
4.50% 7/1/24	76,805	79,295
4.50% 8/1/24	37,760	38,671
4.50% 11/1/24	76,755	80,614
4.50% 5/1/25	24,233	25,017
5.00% 4/1/23	40,488	41,719
5.00% 1/1/25	7,239	7,410
5.00% 3/1/25	23,322	24,027
6.00% 11/1/23	30,475	32,185
Freddie Mac S.F. 20 yr
3.00% 5/1/35	1,788,281	1,817,547
3.00% 4/1/36	1,626,888	1,657,879
3.00% 2/1/37	1,039,100	1,058,899
Freddie Mac S.F. 30 yr
3.00% 10/1/42	1,862,379	1,895,623
3.00% 1/1/43	3,314,119	3,373,054
3.00% 3/1/43	2,177,373	2,216,244

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 4/1/43	2,624,700	$ 2,671,553
3.00% 7/1/43	1,040,453	1,058,946
3.00% 8/1/43	453,709	461,809
3.00% 10/1/43	1,401,527	1,426,546
3.00% 8/1/45	5,422,617	5,503,721
3.00% 4/1/46	1,447,473	1,467,797
3.00% 10/1/46	5,640,013	5,717,171
3.00% 11/1/46	3,445,984	3,488,687
3.00% 12/1/46	2,092,421	2,118,243
3.00% 1/1/47	3,891,678	3,939,502
3.00% 2/1/47	1,791,938	1,816,730
3.00% 12/1/47	453,676	458,088
3.50% 2/1/42	1,956,718	2,032,762
3.50% 5/1/42	1,745,541	1,812,840
3.50% 10/1/42	1,708,009	1,774,399
3.50% 2/1/43	1,131,786	1,174,086
3.50% 5/1/43	1,265,711	1,314,887
3.50% 8/1/43	2,531,284	2,629,645
3.50% 2/1/44	824,120	856,099
3.50% 3/1/44	59,526	61,836
3.50% 6/1/44	975,152	1,012,994
3.50% 8/1/44	1,095,534	1,136,190
3.50% 11/1/44	1,952,885	2,020,946
3.50% 1/1/45	2,387,186	2,466,354
3.50% 7/1/45	5,810,124	6,006,951
3.50% 10/1/45	2,486,072	2,565,716
3.50% 12/1/45	1,298,013	1,344,479
3.50% 1/1/46	3,274,436	3,381,312
3.50% 3/1/46	1,716,873	1,773,975
3.50% 5/1/46	1,309,713	1,350,652
3.50% 6/1/46	2,855,039	2,943,844
3.50% 12/1/46	3,311,164	3,411,097
3.50% 2/1/47	2,714,821	2,801,709
3.50% 3/1/47	1,599,842	1,648,095
3.50% 10/1/47	1,324,459	1,364,409
3.50% 11/1/47	1,327,530	1,367,571
3.50% 12/1/47	2,658,798	2,738,993
3.50% 2/1/48	4,418,777	4,553,444
3.50% 5/1/48	1,859,257	1,911,198
4.00% 5/1/39	181,907	191,921
4.00% 2/1/40	81,209	85,700
4.00% 5/1/40	108,627	114,634
4.00% 8/1/40	32,639	34,439
4.00% 9/1/40	279,435	294,886
4.00% 10/1/40	944,438	996,666
4.00% 11/1/40	2,239,033	2,362,746
4.00% 12/1/40	1,212,845	1,279,920
4.00% 2/1/41	987,057	1,041,645
4.00% 12/1/41	1,455,381	1,535,885
4.00% 1/1/42	485,811	502,500
4.00% 3/1/42	80,465	84,917
4.00% 4/1/42	1,953,887	2,061,807
4.00% 6/1/42	7,255	7,656
4.00% 5/1/44	2,298,943	2,409,017
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 9/1/44	718,336	$ 752,476
4.00% 4/1/45	2,387,558	2,498,826
4.00% 10/1/45	1,221,819	1,278,764
4.00% 11/1/45	454,028	475,188
4.00% 1/1/46	1,405,022	1,470,492
4.00% 2/1/46	1,086,267	1,137,088
4.00% 2/1/47	699,207	731,167
4.00% 9/1/47	6,056,487	6,317,175
4.00% 11/1/47	848,707	885,414
4.00% 12/1/47	1,720,263	1,791,405
4.00% 1/1/48	868,537	904,567
4.00% 5/1/48	5,390,685	5,609,467
4.00% 7/1/48	1,802,958	1,872,364
4.00% 10/1/48	2,829,963	2,928,975
4.00% 3/1/49	3,348,983	3,462,530
4.50% 2/1/39	39,071	41,940
4.50% 4/1/39	21,072	22,631
4.50% 5/1/39	59,278	63,692
4.50% 6/1/39	464,413	499,073
4.50% 7/1/39	114,424	122,953
4.50% 9/1/39	478,733	516,781
4.50% 10/1/39	379,800	407,958
4.50% 1/1/40	1,146,665	1,232,464
4.50% 2/1/40	696,145	748,194
4.50% 7/1/40	98,696	106,072
4.50% 8/1/40	71,470	76,812
4.50% 9/1/40	602,305	647,350
4.50% 2/1/41	1,974,419	2,124,205
4.50% 3/1/41	303,562	327,279
4.50% 9/1/41	604,682	649,821
4.50% 3/1/44	280,582	299,004
4.50% 5/1/44	20,910	21,889
4.50% 7/1/45	978,299	1,051,007
4.50% 4/1/47	451,491	475,688
4.50% 9/1/47	860,975	907,087
4.50% 12/1/47	435,236	458,678
4.50% 8/1/48	2,989,802	3,141,351
4.50% 3/1/49	4,251,026	4,443,496
5.00% 10/1/34	119,701	130,306
5.00% 2/1/35	32,558	35,547
5.00% 8/1/35	47,223	51,685
5.00% 10/1/35	23,638	25,856
5.00% 11/1/35	11,933	13,045
5.00% 12/1/35	79,177	86,582
5.00% 2/1/37	58,765	63,910
5.00% 12/1/37	257,836	280,081
5.00% 1/1/38	3,354	3,640
5.00% 4/1/38	2,440	2,648
5.00% 6/1/38	104,534	113,133
5.00% 7/1/38	14,144	15,364
5.00% 9/1/38	5,772	6,269
5.00% 10/1/38	111,592	121,230
5.00% 12/1/38	91,812	99,754
5.00% 1/1/39	27,742	30,138

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 2/1/39	512,061	$ 556,295
5.00% 3/1/39	1,226,554	1,332,402
5.00% 8/1/39	85,140	92,559
5.00% 9/1/39	370,531	399,751
5.00% 1/1/40	246,580	268,151
5.00% 5/1/40	90,855	98,803
5.00% 6/1/40	824,081	896,178
5.00% 9/1/40	77,856	84,575
5.00% 3/1/41	173,147	186,556
5.00% 9/1/48	414,625	439,244
5.50% 8/1/33	30,683	33,313
5.50% 6/1/34	76,906	85,408
5.50% 6/1/35	46,559	51,752
5.50% 11/1/35	67,984	75,422
5.50% 1/1/37	36,143	40,104
5.50% 5/1/37	43,346	48,185
5.50% 7/1/37	19,739	21,587
5.50% 1/1/38	182,925	203,232
5.50% 2/1/38	43,748	47,803
5.50% 5/1/38	396,901	431,707
5.50% 6/1/38	12,344	13,467
5.50% 8/1/38	47,589	52,414
5.50% 12/1/38	55,758	60,677
5.50% 8/1/39	83,899	91,383
5.50% 12/1/39	390,626	420,820
5.50% 3/1/40	261,396	283,711
5.50% 4/1/40	611,393	667,503
5.50% 5/1/40	168,669	184,349
5.50% 6/1/41	45,708	50,063
6.00% 11/1/28	8,853	9,859
6.00% 7/1/33	11,964	13,256
6.00% 8/1/36	11,682	13,257
6.00% 11/1/36	19,662	22,263
6.00% 4/1/37	437	496
6.00% 5/1/37	72,404	82,010
6.00% 8/1/37	121,700	137,893
6.00% 9/1/37	83,845	95,031
6.00% 10/1/37	9,856	10,795
6.00% 11/1/37	113,636	128,926
6.00% 12/1/37	11,864	13,081
6.00% 1/1/38	90,534	102,396
6.00% 4/1/38	7,192	8,151
6.00% 6/1/38	12,813	14,514
6.00% 7/1/38	21,496	24,315
6.00% 8/1/38	19,048	21,311
6.00% 9/1/38	15,358	17,407
6.00% 10/1/38	55,426	62,132
6.00% 11/1/38	19,663	21,537
6.00% 3/1/39	19,476	22,070
6.00% 5/1/40	537,199	609,317
6.00% 7/1/40	695,919	789,449
6.50% 11/1/36	101,998	120,855
6.50% 8/1/37	54,240	62,142
6.50% 10/1/37	14,113	16,065
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.50% 6/1/38	28,416	$ 31,538
6.50% 4/1/39	54,115	62,241
GNMA I S.F. 30 yr
3.00% 9/15/42	995,079	1,018,581
3.00% 11/15/42	965,467	988,270
3.00% 12/15/42	281,420	288,088
3.00% 2/15/45	503,324	515,183
3.50% 10/15/40	163,611	169,868
3.50% 1/15/41	59,474	61,749
3.50% 7/15/41	71,484	74,218
3.50% 10/15/41	369,329	383,486
3.50% 3/15/42	28,198	29,277
3.50% 6/15/42	1,579,274	1,639,329
3.50% 10/15/42	132,767	137,287
4.00% 6/15/39	58,539	62,175
4.00% 4/15/40	1,388,202	1,474,893
4.00% 8/15/40	290,025	307,898
4.00% 10/15/40	412,072	437,744
4.00% 12/15/40	687,360	735,128
4.00% 1/15/41	670,084	716,541
4.00% 9/15/41	229,659	243,928
4.50% 2/15/39	81,037	87,305
4.50% 3/15/39	658,970	710,422
4.50% 4/15/39	80,613	85,930
4.50% 5/15/39	63,624	68,580
4.50% 6/15/39	87,343	93,139
4.50% 7/15/39	237,381	255,804
4.50% 8/15/39	38,566	41,573
4.50% 9/15/39	199,644	213,341
4.50% 10/15/39	673,312	725,461
4.50% 11/15/39	277,753	299,382
4.50% 12/15/39	153,613	165,622
4.50% 1/15/40	590,779	636,780
4.50% 4/15/40	135,244	145,839
4.50% 5/15/40	165,477	178,352
4.50% 6/15/40	454,594	489,657
4.50% 8/15/40	177,978	191,868
4.50% 9/15/40	113,276	122,098
4.50% 1/15/41	411,614	450,993
4.50% 2/15/41	1,422,641	1,533,245
4.50% 3/15/41	125,690	135,424
4.50% 6/15/41	121,505	130,909
4.50% 7/15/41	18,009	19,411
5.00% 3/15/35	43,194	46,308
5.00% 3/15/38	14,395	15,845
5.00% 4/15/38	9,357	10,157
5.00% 5/15/38	1,960	2,156
5.00% 8/15/38	2,468	2,583
5.00% 1/15/39	129,157	141,469
5.00% 4/15/39	155,433	170,936
5.00% 5/15/39	684,818	753,310
5.00% 6/15/39	529,410	582,350
5.00% 9/15/39	1,130,559	1,225,812
5.00% 10/15/39	103,477	110,856

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 11/15/39	277,224	$ 304,997
5.00% 1/15/40	766,284	842,304
5.00% 2/15/40	371,650	408,978
5.00% 4/15/40	277,030	304,808
5.00% 7/15/40	266,752	293,494
5.50% 10/15/33	137,370	154,853
5.50% 4/15/37	32,352	36,343
5.50% 7/15/37	18,760	20,685
5.50% 1/15/38	113,409	127,344
5.50% 2/15/38	148,389	166,697
5.50% 7/15/38	59,289	65,451
5.50% 8/15/38	15,951	17,603
5.50% 9/15/38	303,933	341,739
5.50% 12/15/38	194,043	214,302
5.50% 1/15/39	126,571	136,416
5.50% 5/15/39	144,261	159,290
5.50% 7/15/39	4,151	4,421
5.50% 10/15/39	155,176	171,367
5.50% 12/15/39	42,635	47,086
5.50% 4/15/40	286,021	320,856
5.50% 2/15/41	38,721	42,732
6.00% 5/15/37	1,521	1,663
6.00% 1/15/38	68,098	77,379
6.00% 3/15/38	1,071	1,172
6.00% 5/15/38	16,057	17,807
6.00% 7/15/38	8,668	9,609
6.00% 8/15/38	37,302	41,462
6.00% 10/15/38	42,014	47,543
6.00% 11/15/38	51,909	58,905
6.00% 12/15/38	75,287	82,976
6.00% 1/15/39	12,145	13,285
6.00% 5/15/39	2,314	2,532
6.00% 8/15/39	4,747	5,192
6.00% 10/15/39	3,890	4,256
6.00% 6/15/40	6,941	7,598
6.00% 12/15/40	382,002	436,292
6.50% 5/15/38	8,286	9,103
6.50% 7/15/38	66,331	74,399
6.50% 10/15/38	10,272	12,110
6.50% 2/15/39	91,051	102,797
6.50% 8/15/39	9,518	10,457
GNMA II S.F. 30 yr
3.00% 9/20/42	1,528,104	1,564,341
3.00% 11/20/42	771,998	790,305
3.00% 12/20/42	1,223,096	1,252,100
3.00% 1/20/43	1,200,921	1,229,400
3.00% 2/20/43	1,756,884	1,799,089
3.00% 3/20/43	2,832,847	2,900,637
3.00% 6/20/43	1,060,653	1,085,807
3.00% 9/20/43	1,897,122	1,942,117
3.00% 12/20/44	1,553,636	1,593,073
3.00% 3/20/45	1,608,263	1,646,417
3.00% 4/20/45	1,342,130	1,373,970
3.00% 6/20/45	2,186,855	2,238,738
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 8/20/45	2,582,893	$ 2,644,172
3.00% 12/20/45	588,188	602,143
3.00% 5/20/46	2,615,127	2,677,976
3.00% 9/20/46	3,075,733	3,150,567
3.00% 10/20/46	3,123,633	3,197,751
3.00% 11/20/46	2,545,305	2,605,700
3.00% 12/20/46	6,040,623	6,183,945
3.00% 1/20/47	4,632,856	4,742,677
3.00% 2/20/47	1,540,710	1,576,998
3.00% 6/20/47	2,019,407	2,066,219
3.00% 1/20/48	1,796,568	1,838,214
3.50% 4/20/42	536,295	560,062
3.50% 6/20/42	1,597,663	1,668,004
3.50% 10/20/42	648,398	676,622
3.50% 12/20/42	1,347,928	1,406,449
3.50% 2/20/43	2,253,396	2,350,934
3.50% 3/20/43	1,062,659	1,101,443
3.50% 5/20/43	1,631,164	1,701,314
3.50% 9/20/43	1,983,844	2,066,931
3.50% 1/20/44	2,158,719	2,247,361
3.50% 10/20/44	1,761,098	1,829,443
3.50% 12/20/44	1,263,855	1,312,385
3.50% 3/20/45	1,123,674	1,166,073
3.50% 4/20/45	5,702,695	5,906,511
3.50% 6/20/45	2,258,220	2,341,113
3.50% 10/20/45	2,374,273	2,466,973
3.50% 11/20/45	1,531,845	1,587,606
3.50% 12/20/45	526,910	548,386
3.50% 3/20/46	2,138,664	2,213,331
3.50% 6/20/46	4,353,512	4,505,513
3.50% 7/20/46	2,622,823	2,714,398
3.50% 10/20/46	4,699,118	4,863,192
3.50% 1/20/47	1,971,121	2,039,744
3.50% 6/20/47	3,219,627	3,330,068
3.50% 7/20/47	2,910,930	3,010,186
3.50% 9/20/47	3,417,181	3,532,970
3.50% 10/20/47	780,886	807,262
3.50% 11/20/47	3,060,968	3,164,094
3.50% 1/20/48	13,465,830	13,917,302
3.50% 6/20/48	3,992,193	4,125,675
4.00% 8/20/40	357,439	378,544
4.00% 10/20/41	66,491	70,420
4.00% 11/20/41	1,149,388	1,217,290
4.00% 12/20/41	459,961	487,116
4.00% 5/20/42	1,025,312	1,085,769
4.00% 7/20/42	668,390	707,637
4.00% 8/20/42	489,785	518,598
4.00% 8/20/43	809,002	854,113
4.00% 3/20/44	1,190,916	1,255,754
4.00% 8/20/44	1,601,001	1,681,785
4.00% 10/20/44	460,479	483,732
4.00% 12/20/44	1,601,345	1,688,604
4.00% 1/20/45	328,474	346,342
4.00% 2/20/45	841,983	887,850

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 8/20/45	709,473	$ 747,997
4.00% 9/20/45	1,027,771	1,080,598
4.00% 10/20/45	1,499,962	1,575,570
4.00% 11/20/45	955,605	1,007,575
4.00% 1/20/46	207,982	219,281
4.00% 6/20/46	958,814	1,007,647
4.00% 1/20/47	896,941	936,402
4.00% 3/20/47	5,913,483	6,184,899
4.00% 4/20/47	1,926,085	2,012,133
4.00% 6/20/47	1,398,788	1,459,090
4.00% 7/20/47	514,044	536,362
4.00% 8/20/47	1,969,050	2,053,293
4.00% 2/20/48	1,267,717	1,319,988
4.00% 8/20/48	3,890,011	4,035,085
4.00% 10/20/48	3,693,008	3,828,242
4.50% 7/20/41	1,573,763	1,678,851
4.50% 12/20/43	1,021,089	1,086,505
4.50% 1/20/44	865,221	921,005
4.50% 3/20/44	652,905	694,376
4.50% 4/20/45	522,597	555,714
4.50% 4/20/47	569,761	598,493
4.50% 7/20/47	599,114	629,023
4.50% 9/20/47	318,173	334,057
4.50% 3/20/48	1,145,028	1,200,030
4.50% 11/20/48	2,658,499	2,772,284
5.00% 4/20/43	733,670	807,200
5.00% 7/20/48	1,106,857	1,157,514
GNMA II S.F. 30 yr TBA
3.50% 2/20/49	500,000	516,504
4.00% 5/20/48	8,900,000	9,226,102
4.50% 8/20/48	10,225,000	10,657,865
Total Agency Mortgage-Backed Securities (Cost $769,163,867)		776,009,897
AGENCY OBLIGATIONS–0.99%
Federal Farm Credit Banks 1.68% 10/13/20	1,000,000	997,132
Federal Home Loan Banks
1.13% 7/14/21	2,000,000	1,975,471
1.83% 7/29/20	1,000,000	998,173
2.63% 10/1/20	4,000,000	4,034,786
3.25% 11/16/28	1,255,000	1,364,927
5.50% 7/15/36	300,000	419,231
Federal Home Loan Mortgage
1.33% 12/30/20	1,000,000	993,068
1.63% 9/29/20	650,000	647,869
2.38% 1/13/22	4,500,000	4,567,602
6.25% 7/15/32	750,000	1,077,854
6.75% 9/15/29	100,000	140,375
6.75% 3/15/31	300,000	436,692
Federal National Mortgage Association
2.13% 4/24/26	1,765,000	1,778,977
2.50% 4/13/21	2,000,000	2,023,681
2.63% 9/6/24	2,085,000	2,164,701
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.63% 7/15/37	100,000	$ 141,181
6.25% 5/15/29	500,000	675,434
6.63% 11/15/30	300,000	429,272
7.13% 1/15/30	500,000	725,806
7.25% 5/15/30	500,000	738,056
Tennessee Valley Authority
3.88% 2/15/21	400,000	412,762
4.63% 9/15/60	150,000	199,949
4.65% 6/15/35	500,000	604,678
Series B 4.70% 7/15/33	200,000	248,551
5.38% 4/1/56	200,000	294,666
5.88% 4/1/36	75,000	103,558
6.15% 1/15/38	100,000	144,274
7.13% 5/1/30	100,000	144,383
Total Agency Obligations (Cost $26,962,394)		28,483,109
CORPORATE BONDS–26.07%
Advertising–0.02%
Omnicom Group
3.60% 4/15/26	200,000	204,761
3.63% 5/1/22	200,000	206,550
4.45% 8/15/20	35,000	35,791
WPP Finance 2010 4.75% 11/21/21	100,000	104,831
		551,933
Aerospace & Defense–0.44%
Boeing
1.65% 10/30/20	100,000	99,279
1.88% 6/15/23	250,000	245,580
2.60% 10/30/25	100,000	100,368
2.70% 5/1/22	40,000	40,591
2.80% 3/1/23	100,000	101,688
3.10% 5/1/26	100,000	102,996
3.20% 3/1/29	100,000	103,633
3.25% 3/1/28	95,000	98,638
3.55% 3/1/38	65,000	65,741
3.60% 5/1/34	100,000	104,436
3.63% 3/1/48	35,000	35,138
3.85% 11/1/48	35,000	36,705
3.90% 5/1/49	100,000	104,682
6.13% 2/15/33	50,000	65,954
6.88% 3/15/39	100,000	144,744
Embraer Netherlands Finance 5.40% 2/1/27	330,000	367,211
General Dynamics
1.88% 8/15/23	150,000	148,595
2.13% 8/15/26	150,000	146,975
2.25% 11/15/22	250,000	251,261
2.38% 11/15/24	100,000	100,851
2.63% 11/15/27	100,000	101,091
3.00% 5/11/21	125,000	127,066
3.38% 5/15/23	125,000	130,729

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
General Dynamics (continued)
3.50% 5/15/25	150,000	$ 159,951
3.75% 5/15/28	160,000	175,272
Harris
3.83% 4/27/25	450,000	473,707
4.85% 4/27/35	70,000	77,870
5.05% 4/27/45	70,000	82,198
L3 Technologies
3.85% 6/15/23	105,000	109,631
3.85% 12/15/26	75,000	78,574
3.95% 5/28/24	154,000	160,443
4.40% 6/15/28	150,000	163,953
4.95% 2/15/21	100,000	103,359
Lockheed Martin
2.50% 11/23/20	150,000	150,636
2.90% 3/1/25	300,000	308,672
3.10% 1/15/23	50,000	51,332
3.35% 9/15/21	100,000	102,592
3.60% 3/1/35	150,000	156,662
3.80% 3/1/45	250,000	266,515
4.07% 12/15/42	279,000	309,243
4.50% 5/15/36	40,000	45,962
4.70% 5/15/46	109,000	133,545
Northrop Grumman
2.08% 10/15/20	120,000	119,851
2.55% 10/15/22	200,000	200,493
3.20% 2/1/27	100,000	102,698
3.25% 8/1/23	350,000	362,236
3.25% 1/15/28	125,000	128,431
3.50% 3/15/21	100,000	102,025
4.03% 10/15/47	300,000	320,519
5.05% 11/15/40	100,000	116,651
Northrop Grumman Systems 7.75% 2/15/31	150,000	214,478
Raytheon
2.50% 12/15/22	125,000	125,975
3.13% 10/15/20	200,000	202,305
4.70% 12/15/41	200,000	233,487
7.20% 8/15/27	100,000	130,990
Rockwell Collins
2.80% 3/15/22	150,000	151,628
3.20% 3/15/24	150,000	154,547
3.50% 3/15/27	107,000	111,443
3.70% 12/15/23	150,000	157,187
4.35% 4/15/47	70,000	76,611
4.80% 12/15/43	100,000	113,813
Spirit AeroSystems
3.85% 6/15/26	75,000	75,248
4.60% 6/15/28	150,000	157,507
United Technologies
1.95% 11/1/21	150,000	148,843
2.30% 5/4/22	150,000	149,928
2.65% 11/1/26	85,000	85,081
2.80% 5/4/24	100,000	101,387
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies (continued)
3.10% 6/1/22	409,000	$ 418,593
3.13% 5/4/27	350,000	359,893
3.35% 8/16/21	45,000	46,009
3.65% 8/16/23	110,000	115,280
3.75% 11/1/46	100,000	102,103
3.95% 8/16/25	75,000	80,943
4.05% 5/4/47	50,000	53,447
4.13% 11/16/28	180,000	197,915
4.15% 5/15/45	250,000	268,954
4.45% 11/16/38	60,000	67,444
4.50% 6/1/42	400,000	453,344
4.63% 11/16/48	100,000	116,782
5.40% 5/1/35	200,000	242,219
6.05% 6/1/36	150,000	192,585
6.13% 7/15/38	200,000	265,593
		12,758,535
Agriculture–0.30%
Altria Group
2.63% 9/16/26	145,000	139,210
2.85% 8/9/22	200,000	202,190
3.49% 2/14/22	65,000	66,872
3.80% 2/14/24	125,000	130,392
3.88% 9/16/46	200,000	178,038
4.00% 1/31/24	89,000	93,333
4.40% 2/14/26	125,000	133,862
4.50% 5/2/43	100,000	95,187
4.75% 5/5/21	200,000	208,440
4.80% 2/14/29	225,000	242,255
5.38% 1/31/44	63,000	67,670
5.80% 2/14/39	165,000	185,722
5.95% 2/14/49	260,000	297,178
6.20% 2/14/59	75,000	85,602
Archer-Daniels-Midland
2.50% 8/11/26	250,000	250,553
3.75% 9/15/47	100,000	103,547
4.02% 4/16/43	100,000	106,405
4.48% 3/1/21	235,000	243,220
BAT Capital
2.30% 8/14/20	200,000	199,626
2.76% 8/15/22	400,000	400,758
3.22% 8/15/24	400,000	402,911
3.56% 8/15/27	600,000	597,407
4.39% 8/15/37	275,000	261,054
4.54% 8/15/47	240,000	222,990
Bunge Limited Finance
3.00% 9/25/22	55,000	55,282
3.25% 8/15/26	45,000	43,543
3.50% 11/24/20	75,000	75,724
3.75% 9/25/27	55,000	54,167
4.35% 3/15/24	150,000	156,589
Philip Morris International
1.88% 2/25/21	100,000	99,483

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International (continued)
2.13% 5/10/23	50,000	$ 49,493
2.38% 8/17/22	150,000	150,144
2.63% 2/18/22	75,000	75,658
2.75% 2/25/26	100,000	100,688
2.88% 5/1/24	100,000	101,562
2.90% 11/15/21	250,000	253,757
3.13% 8/17/27	150,000	153,660
3.38% 8/11/25	100,000	104,064
3.38% 8/15/29	100,000	103,112
3.60% 11/15/23	300,000	313,194
4.13% 3/4/43	150,000	153,446
4.25% 11/10/44	85,000	89,104
4.38% 11/15/41	200,000	210,956
4.50% 3/20/42	100,000	107,892
6.38% 5/16/38	150,000	198,784
Reynolds American
4.45% 6/12/25	105,000	111,429
4.85% 9/15/23	225,000	241,879
5.70% 8/15/35	50,000	54,943
5.85% 8/15/45	480,000	517,742
6.15% 9/15/43	125,000	136,479
		8,627,196
Airlines–0.08%
♦American Airlines Pass Through Trust
3.00% 4/15/30	53,819	53,867
3.20% 12/15/29	438,500	443,236
3.38% 11/1/28	80,278	81,827
3.65% 2/15/29	90,000	93,570
4.95% 7/15/24	204,244	214,385
♦Continental Airlines Pass Through Trust 4.15% 10/11/25	176,172	184,813
Delta Air Lines
2.60% 12/4/20	135,000	134,929
3.40% 4/19/21	45,000	45,697
3.63% 3/15/22	100,000	101,770
3.80% 4/19/23	60,000	61,648
4.38% 4/19/28	100,000	102,120
♦Delta Air Lines Pass Through Trust 3.20% 10/25/25	25,000	25,920
Southwest Airlines
2.65% 11/5/20	100,000	100,439
3.00% 11/15/26	100,000	100,022
♦Spirit Airlines Pass Through Trust 4.10% 10/1/29	19,952	20,917
♦United Airlines Pass Through Trust
3.10% 1/7/30	92,085	92,817
3.50% 9/1/31	132,650	135,810
3.75% 3/3/28	160,288	166,828
4.15% 2/25/33	120,000	129,017
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦US Airways Pass Through Trust 3.95% 5/15/27	68,730	$ 72,470
		2,362,102
Apparel–0.03%
NIKE
2.25% 5/1/23	100,000	100,604
2.38% 11/1/26	150,000	150,521
3.38% 11/1/46	100,000	99,002
3.63% 5/1/43	100,000	102,645
3.88% 11/1/45	100,000	107,840
Ralph Lauren 3.75% 9/15/25	100,000	106,154
Tapestry
3.00% 7/15/22	150,000	150,232
4.13% 7/15/27	150,000	150,974
		967,972
Auto Manufacturers–0.50%
American Honda Finance
1.65% 7/12/21	200,000	197,905
1.95% 7/20/20	45,000	44,863
2.45% 9/24/20	150,000	150,342
2.60% 11/16/22	150,000	151,994
2.65% 2/12/21	200,000	201,289
2.90% 2/16/24	100,000	101,899
3.15% 1/8/21	65,000	65,888
3.38% 12/10/21	75,000	76,962
3.45% 7/14/23	100,000	104,367
3.55% 1/12/24	100,000	105,134
3.63% 10/10/23	75,000	78,984
Daimler Finance North America 8.50% 1/18/31	200,000	298,297
Ford Motor
4.35% 12/8/26	200,000	201,850
4.75% 1/15/43	400,000	349,890
5.29% 12/8/46	300,000	279,534
Ford Motor Credit
2.34% 11/2/20	200,000	198,641
3.10% 5/4/23	200,000	197,219
3.16% 8/4/20	300,000	301,185
3.20% 1/15/21	300,000	301,026
3.34% 3/18/21	200,000	201,093
3.66% 9/8/24	250,000	247,380
3.81% 10/12/21	200,000	203,077
3.81% 1/9/24	200,000	200,067
3.82% 11/2/27	200,000	191,398
4.13% 8/4/25	300,000	300,817
4.69% 6/9/25	200,000	205,548
5.11% 5/3/29	400,000	408,873
5.75% 2/1/21	200,000	208,262
5.88% 8/2/21	250,000	263,700
General Motors
4.20% 10/1/27	200,000	201,577
5.00% 10/1/28	150,000	157,671

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors (continued)
5.15% 4/1/38	125,000	$ 123,424
5.40% 4/1/48	200,000	195,818
5.95% 4/1/49	100,000	104,933
6.25% 10/2/43	350,000	373,127
6.60% 4/1/36	305,000	338,138
6.75% 4/1/46	75,000	84,768
General Motors Financial
3.15% 6/30/22	115,000	115,746
3.20% 7/13/20	200,000	200,746
3.20% 7/6/21	200,000	201,822
3.25% 1/5/23	150,000	150,649
3.45% 1/14/22	250,000	253,665
3.55% 4/9/21	90,000	91,341
3.55% 7/8/22	750,000	763,714
3.70% 11/24/20	250,000	253,308
3.70% 5/9/23	140,000	142,131
3.85% 1/5/28	100,000	97,889
3.95% 4/13/24	150,000	153,355
4.00% 1/15/25	200,000	203,145
4.00% 10/6/26	250,000	252,297
4.20% 3/1/21	250,000	255,628
4.30% 7/13/25	100,000	103,159
4.35% 4/9/25	115,000	118,715
4.35% 1/17/27	180,000	183,513
5.10% 1/17/24	200,000	214,013
5.25% 3/1/26	200,000	214,704
PACCAR Financial
2.05% 11/13/20	100,000	99,945
2.30% 8/10/22	100,000	100,208
2.80% 3/1/21	65,000	65,618
3.15% 8/9/21	100,000	101,848
3.40% 8/9/23	100,000	103,540
Toyota Motor
2.16% 7/2/22	55,000	55,016
2.36% 7/2/24	70,000	70,117
2.76% 7/2/29	70,000	70,591
3.18% 7/20/21	100,000	102,083
3.42% 7/20/23	150,000	157,037
3.67% 7/20/28	105,000	114,088
Toyota Motor Credit
1.90% 4/8/21	150,000	149,392
2.15% 9/8/22	150,000	150,230
2.25% 10/18/23	150,000	149,621
2.60% 1/11/22	150,000	151,627
2.65% 4/12/22	200,000	203,213
2.90% 4/17/24	150,000	153,835
2.95% 4/13/21	75,000	76,057
3.20% 1/11/27	100,000	104,331
3.30% 1/12/22	400,000	411,445
3.40% 9/15/21	300,000	308,474
3.40% 4/14/25	150,000	158,232
		14,443,028
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment–0.04%
Aptiv
4.25% 1/15/26	100,000	$ 105,249
4.35% 3/15/29	65,000	68,563
5.40% 3/15/49	150,000	158,421
Harman International Industries 4.15% 5/15/25	100,000	106,313
Lear
3.80% 9/15/27	100,000	99,080
4.25% 5/15/29	50,000	50,553
5.25% 1/15/25	225,000	233,132
Magna International 3.63% 6/15/24	200,000	209,485
		1,030,796
Banks–5.90%
Australia & New Zealand Banking Group
2.30% 6/1/21	250,000	250,147
2.55% 11/23/21	250,000	251,865
2.63% 11/9/22	250,000	252,506
2.70% 11/16/20	250,000	251,533
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	201,393
Banco Santander
3.13% 2/23/23	200,000	203,018
3.50% 4/11/22	200,000	205,248
3.85% 4/12/23	200,000	207,762
4.25% 4/11/27	200,000	210,622
4.38% 4/12/28	200,000	213,029
5.18% 11/19/25	200,000	217,695
Bancolombia 5.95% 6/3/21	200,000	211,760
Bank of America
μ2.33% 10/1/21	350,000	349,643
2.50% 10/21/22	500,000	501,456
2.63% 10/19/20	200,000	200,829
2.63% 4/19/21	350,000	352,299
μ2.74% 1/23/22	250,000	251,181
μ2.82% 7/21/23	350,000	353,689
μ3.09% 10/1/25	550,000	563,979
μ3.12% (LIBOR03M + 1.16%) 1/20/23	250,000	253,835
3.25% 10/21/27	500,000	512,711
3.30% 1/11/23	1,000,000	1,031,478
μ3.37% 1/23/26	250,000	258,162
μ3.42% 12/20/28	480,000	494,335
μ3.46% 3/15/25	500,000	519,333
μ3.50% 5/17/22	250,000	254,883
3.50% 4/19/26	350,000	366,824
μ3.55% 3/5/24	400,000	414,900
μ3.56% 4/23/27	300,000	313,421
μ3.59% 7/21/28	350,000	365,221
μ3.82% 1/20/28	250,000	264,846
μ3.86% 7/23/24	400,000	420,369
3.88% 8/1/25	400,000	428,458
3.95% 4/21/25	250,000	262,326

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
μ3.95% 1/23/49	250,000	$ 264,048
μ3.97% 3/5/29	400,000	427,870
μ3.97% 2/7/30	375,000	402,285
4.00% 4/1/24	475,000	506,507
μ4.08% 4/23/40	300,000	320,492
4.10% 7/24/23	350,000	373,759
4.18% 11/25/27	250,000	265,056
μ4.24% 4/24/38	350,000	381,676
4.25% 10/22/26	433,000	463,002
μ4.27% 7/23/29	400,000	437,226
μ4.33% 3/15/50	500,000	558,247
μ4.44% (LIBOR03M + 1.99%) 1/20/48	200,000	227,470
4.45% 3/3/26	430,000	464,193
5.00% 1/21/44	350,000	427,198
5.88% 2/7/42	218,000	290,109
6.00% 10/15/36	400,000	528,011
6.11% 1/29/37	200,000	255,411
7.75% 5/14/38	200,000	295,514
μBank of America 3.34% 1/25/23	415,000	425,843
Bank of Montreal
1.90% 8/27/21	250,000	248,503
2.35% 9/11/22	150,000	150,012
2.50% 6/28/24	135,000	135,121
2.55% 11/6/22	300,000	302,751
2.90% 3/26/22	200,000	203,139
3.10% 7/13/20	200,000	202,065
3.10% 4/13/21	90,000	91,418
μ3.80% 12/15/32	300,000	304,503
Bank of New York Mellon
2.05% 5/3/21	300,000	299,496
2.20% 8/16/23	100,000	99,551
2.45% 11/27/20	150,000	150,644
2.45% 8/17/26	250,000	248,194
2.60% 8/17/20	100,000	100,537
2.60% 2/7/22	300,000	303,140
μ2.66% 5/16/23	150,000	151,295
3.00% 2/24/25	100,000	102,910
3.00% 10/30/28	55,000	55,310
3.25% 5/16/27	150,000	155,623
3.30% 8/23/29	350,000	363,189
μ3.44% 2/7/28	180,000	187,577
3.45% 8/11/23	100,000	104,350
3.55% 9/23/21	200,000	205,545
3.85% 4/28/28	100,000	108,886
3.95% 11/18/25	100,000	108,486
4.15% 2/1/21	100,000	103,057
Bank of Nova Scotia
1.88% 4/26/21	300,000	299,067
2.15% 7/14/20	250,000	249,986
2.35% 10/21/20	150,000	150,137
2.45% 3/22/21	150,000	150,645
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (continued)
2.45% 9/19/22	150,000	$ 151,437
2.50% 1/8/21	150,000	150,727
3.13% 4/20/21	250,000	253,953
3.40% 2/11/24	250,000	260,195
4.50% 12/16/25	150,000	161,606
Bank One 8.00% 4/29/27	100,000	131,834
Barclays
3.20% 8/10/21	250,000	251,874
3.25% 1/12/21	200,000	201,639
3.68% 1/10/23	200,000	202,722
μ3.93% 5/7/25	200,000	203,695
μ4.34% 5/16/24	200,000	206,697
4.34% 1/10/28	200,000	204,976
4.38% 1/12/26	200,000	207,415
μ4.61% 2/15/23	265,000	274,328
4.95% 1/10/47	200,000	211,989
μ4.97% 5/16/29	200,000	213,485
5.25% 8/17/45	200,000	217,627
Barclays Bank
2.65% 1/11/21	200,000	200,623
5.14% 10/14/20	200,000	205,720
BB&T
2.05% 5/10/21	250,000	248,756
2.15% 2/1/21	150,000	149,785
2.85% 10/26/24	100,000	102,571
3.05% 6/20/22	300,000	306,553
3.20% 9/3/21	100,000	101,822
3.70% 6/5/25	150,000	160,171
3.75% 12/6/23	150,000	158,417
3.88% 3/19/29	200,000	214,406
BNP Paribas
3.25% 3/3/23	200,000	206,997
4.25% 10/15/24	200,000	210,399
5.00% 1/15/21	300,000	312,257
BPCE 3.38% 12/2/26	250,000	258,159
Branch Banking & Trust
2.63% 1/15/22	250,000	251,690
3.63% 9/16/25	250,000	263,185
Canadian Imperial Bank of Commerce
2.10% 10/5/20	250,000	249,682
2.70% 2/2/21	125,000	125,998
3.10% 4/2/24	300,000	306,942
Capital One 2.65% 8/8/22	250,000	251,420
Citibank
μ2.84% 5/20/22	250,000	251,972
2.85% 2/12/21	400,000	403,426
μ3.17% 2/19/22	250,000	253,190
3.40% 7/23/21	300,000	306,481
3.65% 1/23/24	500,000	526,794
Citigroup
2.35% 8/2/21	350,000	349,892
2.65% 10/26/20	350,000	351,307
2.70% 3/30/21	300,000	301,643

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
2.70% 10/27/22	250,000	$ 252,212
μ2.88% 7/24/23	200,000	202,689
2.90% 12/8/21	700,000	707,524
μ3.14% 1/24/23	365,000	371,426
3.20% 10/21/26	300,000	306,222
μ3.35% 4/24/25	300,000	310,114
μ3.52% 10/27/28	250,000	258,054
μ3.67% 7/24/28	200,000	208,890
3.70% 1/12/26	400,000	421,422
3.75% 6/16/24	400,000	422,111
3.88% 10/25/23	350,000	370,414
μ3.88% 1/24/39	250,000	259,943
μ3.98% 3/20/30	750,000	801,707
μ4.04% 6/1/24	250,000	264,416
4.05% 7/30/22	107,000	111,690
4.13% 7/25/28	380,000	402,818
μ4.28% 4/24/48	325,000	364,329
4.30% 11/20/26	400,000	425,157
4.45% 9/29/27	300,000	323,501
4.60% 3/9/26	105,000	113,698
4.65% 7/30/45	250,000	288,372
4.65% 7/23/48	250,000	291,295
4.75% 5/18/46	150,000	169,915
5.30% 5/6/44	167,000	198,981
5.50% 9/13/25	200,000	226,713
5.88% 2/22/33	200,000	240,936
5.88% 1/30/42	150,000	198,353
6.00% 10/31/33	100,000	123,166
6.63% 6/15/32	100,000	129,311
6.68% 9/13/43	150,000	208,387
8.13% 7/15/39	350,000	560,572
Citizens Bank
2.55% 5/13/21	250,000	250,820
2.65% 5/26/22	250,000	251,781
Citizens Financial Group
2.38% 7/28/21	30,000	29,988
4.30% 12/3/25	150,000	158,834
Comerica 3.70% 7/31/23	75,000	78,537
Comerica Bank 4.00% 7/27/25	250,000	264,711
Commonwealth Bank of Australia 2.55% 3/15/21	250,000	251,202
Compass Bank
2.88% 6/29/22	250,000	252,211
3.50% 6/11/21	250,000	254,859
Cooperatieve Rabobank
2.50% 1/19/21	250,000	250,950
2.75% 1/10/23	250,000	253,415
3.38% 5/21/25	500,000	525,369
3.75% 7/21/26	250,000	256,047
3.88% 2/8/22	250,000	260,277
3.95% 11/9/22	250,000	259,503
4.50% 1/11/21	250,000	258,331
4.63% 12/1/23	350,000	375,181
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank (continued)
5.25% 5/24/41	150,000	$ 192,675
5.25% 8/4/45	250,000	302,624
Credit Suisse
3.63% 9/9/24	700,000	737,860
4.38% 8/5/20	200,000	204,317
Credit Suisse Group Funding Guernsey
3.45% 4/16/21	300,000	304,795
3.80% 9/15/22	400,000	414,837
3.80% 6/9/23	400,000	415,116
4.55% 4/17/26	350,000	381,012
4.88% 5/15/45	400,000	467,519
Deutsche Bank
2.70% 7/13/20	250,000	248,992
2.95% 8/20/20	150,000	148,950
3.13% 1/13/21	200,000	197,922
3.15% 1/22/21	300,000	297,838
3.30% 11/16/22	200,000	196,745
3.38% 5/12/21	300,000	298,485
3.70% 5/30/24	490,000	476,615
4.10% 1/13/26	200,000	197,655
Discover Bank
3.35% 2/6/23	550,000	563,242
4.20% 8/8/23	250,000	265,476
Fifth Third Bancorp
3.50% 3/15/22	200,000	205,871
3.65% 1/25/24	100,000	105,151
4.30% 1/16/24	250,000	267,150
8.25% 3/1/38	100,000	148,060
Fifth Third Bank
2.20% 10/30/20	200,000	199,830
2.25% 6/14/21	200,000	200,016
3.35% 7/26/21	200,000	204,300
3.95% 7/28/25	200,000	215,868
First Republic Bank 4.63% 2/13/47	250,000	269,527
Goldman Sachs Group
2.35% 11/15/21	225,000	224,863
2.60% 12/27/20	250,000	250,267
2.63% 4/25/21	75,000	75,279
2.75% 9/15/20	625,000	627,730
2.88% 2/25/21	250,000	251,874
μ2.88% 10/31/22	350,000	352,991
μ2.91% 6/5/23	150,000	151,694
μ2.91% 7/24/23	150,000	151,532
3.00% 4/26/22	330,000	333,238
3.20% 2/23/23	470,000	481,326
μ3.27% 9/29/25	550,000	563,273
3.63% 1/22/23	450,000	467,173
3.63% 2/20/24	210,000	219,248
μ3.69% 6/5/28	135,000	139,538
3.75% 5/22/25	750,000	785,098
μ3.81% 4/23/29	400,000	418,410
3.85% 7/8/24	400,000	419,920

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group (continued)
3.85% 1/26/27	300,000	$ 313,804
μ4.02% 10/31/38	350,000	362,172
μ4.22% 5/1/29	500,000	536,691
μ4.41% 4/23/39	500,000	541,854
4.75% 10/21/45	150,000	172,793
5.15% 5/22/45	360,000	412,629
5.25% 7/27/21	400,000	422,919
5.75% 1/24/22	750,000	810,879
5.95% 1/15/27	200,000	234,586
6.25% 2/1/41	255,000	342,409
6.45% 5/1/36	200,000	252,362
6.75% 10/1/37	800,000	1,047,684
HSBC Bank USA
5.63% 8/15/35	500,000	604,478
5.88% 11/1/34	100,000	125,908
7.00% 1/15/39	100,000	141,120
HSBC Holdings
2.65% 1/5/22	250,000	251,068
μ3.26% 3/13/23	200,000	203,822
3.40% 3/8/21	250,000	253,927
3.60% 5/25/23	500,000	520,544
μ3.80% 3/11/25	325,000	338,817
μ3.95% 5/18/24	235,000	245,992
μ3.97% 5/22/30	435,000	454,754
4.00% 3/30/22	500,000	521,460
μ4.04% 3/13/28	200,000	210,258
4.25% 3/14/24	300,000	316,926
μ4.29% 9/12/26	600,000	638,745
4.30% 3/8/26	250,000	268,740
4.38% 11/23/26	375,000	396,369
μ4.58% 6/19/29	235,000	257,211
5.10% 4/5/21	300,000	313,580
6.10% 1/14/42	200,000	272,332
6.50% 5/2/36	200,000	259,396
6.50% 9/15/37	200,000	261,266
6.80% 6/1/38	200,000	269,702
HSBC USA
2.75% 8/7/20	100,000	100,525
3.50% 6/23/24	800,000	834,252
5.00% 9/27/20	300,000	308,950
Huntington Bancshares
2.30% 1/14/22	100,000	100,039
4.00% 5/15/25	150,000	160,162
Huntington National Bank
2.88% 8/20/20	250,000	251,534
3.25% 5/14/21	250,000	254,212
Industrial & Commercial Bank of China 3.54% 11/8/27	250,000	256,217
ING Groep
3.55% 4/9/24	500,000	517,583
4.05% 4/9/29	370,000	395,032
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co.
2.40% 6/7/21	350,000	$ 351,058
2.55% 10/29/20	275,000	275,730
2.55% 3/1/21	500,000	501,904
2.70% 5/18/23	250,000	252,736
μ2.78% 4/25/23	113,000	114,164
2.95% 10/1/26	500,000	509,410
3.20% 1/25/23	500,000	513,430
3.20% 6/15/26	450,000	463,486
μ3.21% 4/1/23	235,000	239,961
μ3.22% 3/1/25	270,000	277,802
3.25% 9/23/22	550,000	565,248
3.30% 4/1/26	500,000	517,139
3.38% 5/1/23	200,000	205,773
μ3.51% 6/18/22	700,000	715,556
μ3.51% 1/23/29	310,000	322,549
μ3.54% 5/1/28	150,000	156,263
μ3.56% 4/23/24	265,000	274,896
3.63% 5/13/24	250,000	263,534
3.63% 12/1/27	260,000	268,166
μ3.70% 5/6/30	250,000	263,812
μ3.80% 7/23/24	300,000	314,804
3.90% 7/15/25	500,000	534,337
μ3.90% 1/23/49	350,000	367,481
μ3.96% 1/29/27	500,000	535,252
μ3.96% 11/15/48	200,000	212,529
μ4.01% 4/23/29	350,000	377,850
μ4.02% 12/5/24	200,000	212,679
4.13% 12/15/26	500,000	535,245
μ4.20% 7/23/29	300,000	328,270
4.25% 10/15/20	750,000	768,674
μ4.26% 2/22/48	650,000	717,375
4.35% 8/15/21	600,000	624,303
4.40% 7/22/20	400,000	408,962
μ4.45% 12/5/29	200,000	223,181
4.95% 6/1/45	500,000	594,536
5.40% 1/6/42	200,000	254,952
5.50% 10/15/40	100,000	127,378
5.60% 7/15/41	500,000	650,288
6.40% 5/15/38	450,000	621,672
KeyBank
2.30% 9/14/22	250,000	250,442
2.40% 6/9/22	250,000	251,008
2.50% 11/22/21	250,000	251,482
KeyCorp
2.90% 9/15/20	195,000	196,331
5.10% 3/24/21	300,000	313,746
Korea Development Bank
2.63% 2/27/22	300,000	302,822
2.75% 3/19/23	200,000	203,125
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	130,784
^0.00% 6/29/37	500,000	317,267
1.50% 6/15/21	700,000	695,726

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Kreditanstalt fuer Wiederaufbau (continued)
1.63% 3/15/21	1,000,000	$ 996,284
1.75% 9/15/21	350,000	349,658
1.88% 11/30/20	500,000	499,865
2.00% 11/30/21	500,000	502,294
2.00% 10/4/22	700,000	704,598
2.00% 5/2/25	400,000	403,076
2.13% 1/17/23	1,000,000	1,011,183
2.38% 3/24/21	980,000	988,979
2.38% 12/29/22	395,000	402,916
2.50% 2/15/22	1,250,000	1,273,021
2.63% 1/25/22	400,000	408,524
2.63% 2/28/24	680,000	704,303
2.75% 7/15/20	425,000	428,273
2.75% 9/8/20	1,500,000	1,513,609
2.88% 4/3/28	525,000	558,511
Landwirtschaftliche Rentenbank
2.50% 11/15/27	300,000	310,038
3.13% 11/14/23	1,000,000	1,053,439
Lloyds Bank
2.70% 8/17/20	200,000	200,803
3.30% 5/7/21	200,000	203,196
6.38% 1/21/21	300,000	318,079
Lloyds Banking Group
μ2.91% 11/7/23	350,000	350,776
3.00% 1/11/22	200,000	202,195
3.10% 7/6/21	200,000	202,549
μ3.57% 11/7/28	350,000	350,661
3.75% 1/11/27	235,000	239,485
4.05% 8/16/23	200,000	208,912
4.34% 1/9/48	150,000	146,444
4.38% 3/22/28	200,000	212,674
4.45% 5/8/25	200,000	213,102
4.58% 12/10/25	300,000	313,302
4.65% 3/24/26	200,000	208,992
Manufacturers & Traders Trust
2.05% 8/17/20	250,000	249,590
2.63% 1/25/21	250,000	251,338
Mitsubishi UFJ Financial Group
2.53% 9/13/23	200,000	199,726
2.67% 7/25/22	200,000	200,631
2.95% 3/1/21	230,000	232,292
3.00% 2/22/22	350,000	355,621
3.22% 3/7/22	100,000	102,149
3.29% 7/25/27	200,000	206,781
3.41% 3/7/24	150,000	155,785
3.46% 3/2/23	200,000	205,761
3.54% 7/26/21	90,000	92,055
3.74% 3/7/29	200,000	215,176
3.76% 7/26/23	400,000	418,552
3.78% 3/2/25	200,000	212,014
3.85% 3/1/26	400,000	424,833
3.96% 3/2/28	350,000	379,994
4.05% 9/11/28	200,000	219,510
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group (continued)
4.15% 3/7/39	70,000	$ 76,869
4.29% 7/26/38	70,000	77,869
Mizuho Financial Group
2.60% 9/11/22	200,000	199,956
2.95% 2/28/22	200,000	202,374
3.17% 9/11/27	200,000	205,044
3.55% 3/5/23	200,000	207,062
μ3.92% 9/11/24	200,000	209,545
4.02% 3/5/28	200,000	218,997
μ4.25% 9/11/29	200,000	219,952
Morgan Stanley
2.63% 11/17/21	400,000	402,573
2.75% 5/19/22	415,000	419,516
3.13% 1/23/23	450,000	460,472
3.13% 7/27/26	235,000	239,673
μ3.59% 7/22/28	200,000	208,417
3.63% 1/20/27	350,000	367,665
3.70% 10/23/24	725,000	765,412
μ3.74% 4/24/24	210,000	219,051
3.75% 2/25/23	500,000	522,665
μ3.77% 1/24/29	450,000	472,493
3.88% 1/27/26	265,000	281,927
3.95% 4/23/27	300,000	314,066
μ3.97% 7/22/38	130,000	136,408
4.00% 7/23/25	200,000	214,394
4.10% 5/22/23	350,000	368,684
4.30% 1/27/45	500,000	549,985
4.35% 9/8/26	300,000	321,957
4.38% 1/22/47	400,000	445,905
μ4.43% 1/23/30	165,000	182,677
μ4.46% 4/22/39	350,000	386,210
4.88% 11/1/22	250,000	267,641
5.00% 11/24/25	175,000	193,888
5.50% 7/28/21	300,000	318,839
5.75% 1/25/21	650,000	682,929
6.25% 8/9/26	100,000	120,085
6.38% 7/24/42	850,000	1,188,234
7.25% 4/1/32	100,000	140,980
MUFG Americas Holdings 3.00% 2/10/25	120,000	121,630
MUFG Union Bank 3.15% 4/1/22	250,000	255,707
National Australia Bank
1.88% 7/12/21	250,000	247,954
2.50% 7/12/26	250,000	246,709
2.63% 7/23/20	250,000	251,063
2.80% 1/10/22	250,000	253,134
3.00% 1/20/23	500,000	509,466
National Bank of Canada 2.20% 11/2/20	250,000	249,553
Northern Trust
3.45% 11/4/20	100,000	101,676
3.65% 8/3/28	100,000	108,330

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Northern Trust (continued)
3.95% 10/30/25	250,000	$ 270,106
Oesterreichische Kontrollbank
1.88% 1/20/21	900,000	899,381
2.88% 9/7/21	75,000	76,668
2.88% 3/13/23	150,000	155,535
PNC Bank
2.15% 4/29/21	250,000	249,624
2.45% 7/28/22	250,000	252,676
2.60% 7/21/20	250,000	250,823
2.63% 2/17/22	250,000	252,231
2.70% 11/1/22	250,000	252,599
3.10% 10/25/27	250,000	255,810
3.25% 6/1/25	250,000	259,426
PNC Financial Services Group
3.15% 5/19/27	250,000	258,423
3.30% 3/8/22	300,000	308,932
3.45% 4/23/29	350,000	368,545
3.50% 1/23/24	125,000	131,727
Regions Bank 2.75% 4/1/21	300,000	301,284
Regions Financial
2.75% 8/14/22	200,000	201,518
3.20% 2/8/21	100,000	101,114
3.80% 8/14/23	100,000	104,694
Royal Bank of Canada
2.15% 10/26/20	115,000	115,031
2.30% 3/22/21	900,000	904,679
2.35% 10/30/20	600,000	601,354
2.80% 4/29/22	350,000	355,651
3.20% 4/30/21	115,000	117,080
Royal Bank of Scotland Group
μ3.50% 5/15/23	400,000	404,670
μ4.27% 3/22/25	400,000	413,923
μ4.45% 5/8/30	200,000	207,198
μ4.52% 6/25/24	400,000	416,849
4.80% 4/5/26	250,000	267,636
5.13% 5/28/24	355,000	377,007
6.00% 12/19/23	325,000	354,171
6.10% 6/10/23	165,000	179,246
6.13% 12/15/22	370,000	399,447
Santander Holdings USA
3.40% 1/18/23	150,000	152,315
3.70% 3/28/22	190,000	194,680
4.40% 7/13/27	220,000	229,769
4.50% 7/17/25	250,000	266,308
Santander UK
2.13% 11/3/20	200,000	199,055
2.88% 6/18/24	200,000	201,327
3.40% 6/1/21	200,000	203,389
Santander UK Group Holdings
2.88% 10/16/20	100,000	100,272
2.88% 8/5/21	250,000	250,471
μ3.37% 1/5/24	500,000	505,178
μ3.82% 11/3/28	200,000	202,174
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Skandinaviska Enskilda Banken
2.63% 3/15/21	250,000	$ 250,961
2.80% 3/11/22	250,000	252,891
Sumitomo Mitsui Banking
2.65% 7/23/20	400,000	401,583
3.20% 7/18/22	250,000	256,290
Sumitomo Mitsui Financial Group
2.78% 7/12/22	200,000	202,681
2.78% 10/18/22	150,000	151,553
2.85% 1/11/22	250,000	252,851
2.93% 3/9/21	200,000	201,890
3.01% 10/19/26	500,000	506,588
3.10% 1/17/23	250,000	254,635
3.35% 10/18/27	150,000	155,862
3.36% 7/12/27	200,000	207,767
3.45% 1/11/27	250,000	260,656
3.54% 1/17/28	250,000	263,489
3.75% 7/19/23	150,000	157,609
3.78% 3/9/26	200,000	213,029
3.94% 7/19/28	150,000	163,273
SunTrust Bank
2.45% 8/1/22	150,000	150,506
2.70% 1/27/22	150,000	151,151
2.80% 5/17/22	150,000	151,967
2.90% 3/3/21	100,000	100,932
3.00% 2/2/23	100,000	102,075
3.30% 5/15/26	200,000	203,825
μ3.50% 8/2/22	200,000	204,453
μ3.69% 8/2/24	200,000	208,695
4.05% 11/3/25	75,000	80,961
SVB Financial Group 5.38% 9/15/20	150,000	155,077
Svenska Handelsbanken
1.88% 9/7/21	250,000	248,146
2.40% 10/1/20	400,000	400,574
2.45% 3/30/21	250,000	250,870
3.35% 5/24/21	250,000	254,737
Synchrony Bank 3.65% 5/24/21	250,000	254,227
Synovus Financial 3.13% 11/1/22	60,000	60,344
Toronto-Dominion Bank
1.80% 7/13/21	150,000	148,954
1.85% 9/11/20	165,000	164,552
2.13% 4/7/21	150,000	149,896
2.50% 12/14/20	200,000	201,215
2.55% 1/25/21	150,000	150,866
2.65% 6/12/24	200,000	201,946
3.25% 6/11/21	350,000	357,051
3.25% 3/11/24	200,000	207,187
3.50% 7/19/23	150,000	157,474
US Bancorp
2.35% 1/29/21	150,000	150,494
2.38% 7/22/26	150,000	148,897

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
US Bancorp (continued)
2.95% 7/15/22	200,000	$ 204,291
3.00% 3/15/22	150,000	153,442
3.10% 4/27/26	65,000	66,461
3.15% 4/27/27	350,000	363,941
3.38% 2/5/24	250,000	261,770
3.60% 9/11/24	250,000	262,708
3.70% 1/30/24	250,000	265,147
3.90% 4/26/28	250,000	274,830
US Bank
2.05% 10/23/20	250,000	249,617
2.85% 1/23/23	250,000	254,711
3.05% 7/24/20	250,000	252,134
Wachovia 5.50% 8/1/35	150,000	180,384
Wells Fargo & Co.
2.10% 7/26/21	400,000	397,967
2.50% 3/4/21	350,000	350,881
2.55% 12/7/20	300,000	300,940
2.60% 7/22/20	650,000	652,273
2.63% 7/22/22	150,000	151,140
3.00% 4/22/26	150,000	151,772
3.00% 10/23/26	300,000	303,380
μ3.20% 6/17/27	370,000	377,416
3.30% 9/9/24	250,000	258,867
3.45% 2/13/23	250,000	257,108
3.50% 3/8/22	600,000	617,568
μ3.58% 5/22/28	755,000	788,898
3.75% 1/24/24	300,000	315,616
4.10% 6/3/26	740,000	785,426
4.13% 8/15/23	300,000	317,045
4.15% 1/24/29	300,000	327,095
4.30% 7/22/27	750,000	810,948
4.40% 6/14/46	250,000	270,322
4.60% 4/1/21	350,000	363,408
4.65% 11/4/44	225,000	250,765
4.75% 12/7/46	350,000	399,534
5.38% 11/2/43	775,000	945,192
Wells Fargo Bank
2.60% 1/15/21	750,000	753,307
μ2.90% 5/27/22	495,000	499,807
5.85% 2/1/37	450,000	578,581
6.60% 1/15/38	450,000	626,563
Wells Fargo Capital X 5.95% 12/1/86	100,000	118,014
Westpac Banking
2.00% 8/19/21	200,000	199,005
2.10% 5/13/21	150,000	149,728
2.50% 6/28/22	150,000	151,060
2.60% 11/23/20	150,000	150,755
2.65% 1/25/21	250,000	251,420
2.70% 8/19/26	200,000	200,527
2.85% 5/13/26	150,000	151,459
3.30% 2/26/24	250,000	259,398
3.35% 3/8/27	250,000	261,051
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking (continued)
3.40% 1/25/28	100,000	$ 105,892
3.65% 5/15/23	100,000	104,802
μ4.32% 11/23/31	250,000	258,989
Zions Bancorporation 3.35% 3/4/22	250,000	254,747
		169,291,307
Beverages–0.68%
Anheuser-Busch InBev Finance
2.65% 2/1/21	2,000,000	2,011,052
4.00% 1/17/43	100,000	97,648
Anheuser-Busch InBev Worldwide
3.75% 7/15/42	136,000	129,892
4.00% 4/13/28	270,000	291,857
4.15% 1/23/25	1,115,000	1,208,596
4.38% 4/15/38	285,000	301,327
4.44% 10/6/48	395,000	413,492
4.60% 4/15/48	615,000	659,330
4.70% 2/1/36	950,000	1,043,738
4.75% 1/23/29	195,000	221,543
4.75% 4/15/58	200,000	211,854
4.90% 1/23/31	160,000	184,799
4.95% 1/15/42	300,000	334,341
5.45% 1/23/39	165,000	196,691
5.55% 1/23/49	1,230,000	1,509,517
5.80% 1/23/59	115,000	144,348
8.20% 1/15/39	200,000	301,946
Brown-Forman
3.50% 4/15/25	60,000	63,166
4.00% 4/15/38	85,000	91,608
Coca-Cola
1.55% 9/1/21	150,000	148,496
2.20% 5/25/22	70,000	70,390
2.25% 9/1/26	200,000	198,821
2.45% 11/1/20	500,000	502,524
2.50% 4/1/23	250,000	253,921
2.55% 6/1/26	100,000	101,149
2.88% 10/27/25	100,000	103,591
2.90% 5/25/27	100,000	102,848
3.15% 11/15/20	170,000	172,510
3.30% 9/1/21	250,000	256,837
Coca-Cola Bottling Consolidated 3.80% 11/25/25	50,000	52,154
Coca-Cola European Partners 3.50% 9/15/20	100,000	101,182
Coca-Cola Femsa 3.88% 11/26/23	200,000	210,101
Constellation Brands
2.25% 11/6/20	200,000	199,615
2.70% 5/9/22	30,000	30,183
3.20% 2/15/23	100,000	102,307
3.50% 5/9/27	30,000	30,813

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Constellation Brands (continued)
3.60% 2/15/28	100,000	$ 103,364
3.70% 12/6/26	100,000	104,776
3.75% 5/1/21	75,000	76,674
4.10% 2/15/48	100,000	98,940
4.25% 5/1/23	280,000	298,128
4.50% 5/9/47	45,000	47,007
4.65% 11/15/28	125,000	139,671
Diageo Capital
3.50% 9/18/23	200,000	209,468
3.88% 5/18/28	200,000	218,796
3.88% 4/29/43	30,000	32,287
4.83% 7/15/20	100,000	102,564
5.88% 9/30/36	100,000	132,310
Diageo Investment
2.88% 5/11/22	200,000	203,693
8.00% 9/15/22	100,000	117,253
Fomento Economico Mexicano
2.88% 5/10/23	150,000	149,785
4.38% 5/10/43	200,000	217,499
Keurig Dr Pepper
3.13% 12/15/23	100,000	101,588
3.40% 11/15/25	150,000	152,809
3.43% 6/15/27	70,000	70,729
3.55% 5/25/21	400,000	408,755
4.42% 12/15/46	50,000	49,610
4.60% 5/25/28	150,000	164,515
4.99% 5/25/38	100,000	109,994
Molson Coors Brewing
2.10% 7/15/21	100,000	99,367
3.00% 7/15/26	110,000	108,774
4.20% 7/15/46	595,000	569,002
5.00% 5/1/42	250,000	264,410
PepsiCo
1.70% 10/6/21	150,000	148,876
2.00% 4/15/21	150,000	150,009
2.15% 10/14/20	150,000	150,184
2.25% 5/2/22	200,000	201,048
2.38% 10/6/26	80,000	79,760
2.75% 3/1/23	550,000	562,193
2.85% 2/24/26	90,000	92,570
3.00% 8/25/21	100,000	101,870
3.00% 10/15/27	150,000	156,062
3.13% 11/1/20	250,000	253,481
3.60% 3/1/24	479,000	508,822
3.60% 8/13/42	250,000	262,582
4.00% 3/5/42	100,000	108,924
4.00% 5/2/47	105,000	118,403
4.45% 4/14/46	120,000	143,774
		19,444,513
Biotechnology–0.36%
Amgen
1.85% 8/19/21	100,000	99,108
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen (continued)
2.25% 8/19/23	200,000	$ 199,440
2.60% 8/19/26	200,000	197,085
2.65% 5/11/22	200,000	201,597
2.70% 5/1/22	100,000	101,038
3.13% 5/1/25	200,000	204,968
3.63% 5/15/22	100,000	103,199
3.63% 5/22/24	150,000	157,660
3.88% 11/15/21	200,000	206,469
4.10% 6/15/21	100,000	103,063
4.40% 5/1/45	300,000	319,192
5.15% 11/15/41	250,000	287,887
5.65% 6/15/42	200,000	245,036
5.75% 3/15/40	200,000	244,187
6.38% 6/1/37	100,000	128,478
6.40% 2/1/39	50,000	64,959
Baxalta
4.00% 6/23/25	45,000	47,878
5.25% 6/23/45	14,000	16,861
Biogen
2.90% 9/15/20	250,000	251,309
3.63% 9/15/22	145,000	149,723
4.05% 9/15/25	145,000	155,661
5.20% 9/15/45	255,000	286,811
Celgene
2.75% 2/15/23	200,000	201,913
2.88% 8/15/20	200,000	201,103
2.88% 2/19/21	45,000	45,387
3.25% 8/15/22	250,000	256,884
3.25% 2/20/23	150,000	153,865
3.45% 11/15/27	200,000	208,669
3.63% 5/15/24	200,000	210,095
3.88% 8/15/25	200,000	214,458
3.90% 2/20/28	250,000	268,124
3.95% 10/15/20	100,000	101,986
4.00% 8/15/23	100,000	105,748
4.35% 11/15/47	200,000	221,108
4.55% 2/20/48	250,000	286,908
4.63% 5/15/44	300,000	342,509
5.00% 8/15/45	110,000	130,726
Gilead Sciences
1.95% 3/1/22	85,000	84,542
2.95% 3/1/27	300,000	304,263
3.25% 9/1/22	125,000	128,519
3.50% 2/1/25	670,000	703,493
3.65% 3/1/26	300,000	316,977
4.15% 3/1/47	380,000	397,958
4.40% 12/1/21	200,000	209,295
4.50% 4/1/21	100,000	103,468
4.50% 2/1/45	80,000	87,431
4.60% 9/1/35	200,000	225,437
4.75% 3/1/46	250,000	284,857
4.80% 4/1/44	400,000	455,126

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences (continued)
5.65% 12/1/41	250,000	$ 315,483
		10,337,941
Building Materials–0.06%
Fortune Brands Home & Security 4.00% 6/15/25	50,000	52,651
Johnson Controls International
φ3.63% 7/2/24	100,000	104,120
3.90% 2/14/26	28,000	29,231
4.50% 2/15/47	145,000	147,506
φ4.95% 7/2/64	68,000	66,906
5.13% 9/14/45	7,000	7,657
Lennox International 3.00% 11/15/23	25,000	25,121
Martin Marietta Materials
3.45% 6/1/27	43,000	42,816
3.50% 12/15/27	100,000	99,923
4.25% 7/2/24	55,000	58,423
4.25% 12/15/47	100,000	93,896
Masco
3.50% 11/15/27	60,000	59,025
4.38% 4/1/26	160,000	167,970
4.50% 5/15/47	100,000	94,811
Owens Corning
4.20% 12/15/22	212,000	220,775
4.30% 7/15/47	100,000	84,548
7.00% 12/1/36	100,000	118,819
Vulcan Materials
3.90% 4/1/27	45,000	46,217
4.70% 3/1/48	250,000	245,496
		1,765,911
Chemicals–0.37%
Air Products & Chemicals 3.35% 7/31/24	250,000	261,679
Albemarle 5.45% 12/1/44	500,000	537,479
Cabot 4.00% 7/1/29	100,000	101,513
Celanese US Holdings
4.63% 11/15/22	90,000	95,402
5.88% 6/15/21	70,000	74,208
Dow Chemical
3.15% 5/15/24	85,000	86,750
3.63% 5/15/26	150,000	155,678
4.38% 11/15/42	400,000	405,357
4.80% 5/15/49	95,000	102,604
5.25% 11/15/41	100,000	109,720
7.38% 11/1/29	125,000	165,004
9.40% 5/15/39	100,000	158,955
DowDuPont
3.77% 11/15/20	100,000	101,947
4.21% 11/15/23	300,000	321,345
4.49% 11/15/25	250,000	276,851
4.73% 11/15/28	350,000	396,659
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
DowDuPont (continued)
5.32% 11/15/38	135,000	$ 158,780
5.42% 11/15/48	225,000	273,770
Eastman Chemical
3.60% 8/15/22	225,000	231,058
3.80% 3/15/25	100,000	104,660
4.65% 10/15/44	70,000	72,549
4.80% 9/1/42	250,000	264,697
Ecolab
2.38% 8/10/22	150,000	150,703
2.70% 11/1/26	45,000	45,460
3.25% 1/14/23	100,000	102,810
4.35% 12/8/21	164,000	172,291
FMC
3.95% 2/1/22	100,000	103,130
4.10% 2/1/24	100,000	103,890
Huntsman International 4.50% 5/1/29	90,000	92,962
International Flavors & Fragrances
3.20% 5/1/23	50,000	50,823
4.38% 6/1/47	55,000	55,977
LYB International Finance
3.50% 3/2/27	159,000	161,988
4.00% 7/15/23	200,000	210,638
LyondellBasell Industries 6.00% 11/15/21	350,000	375,398
Methanex 5.65% 12/1/44	200,000	192,395
Mosaic
3.25% 11/15/22	100,000	102,123
4.05% 11/15/27	150,000	155,168
4.25% 11/15/23	125,000	132,667
5.45% 11/15/33	104,000	117,938
5.63% 11/15/43	200,000	220,404
NewMarket 4.10% 12/15/22	50,000	51,884
Nutrien
3.00% 4/1/25	300,000	302,087
3.15% 10/1/22	100,000	101,706
4.13% 3/15/35	500,000	496,984
6.13% 1/15/41	245,000	300,373
PPG Industries 3.60% 11/15/20	100,000	101,825
Praxair
2.20% 8/15/22	100,000	100,421
2.25% 9/24/20	250,000	250,465
2.70% 2/21/23	100,000	101,429
4.05% 3/15/21	100,000	103,170
Rohm & Haas 7.85% 7/15/29	150,000	199,930
RPM International
3.75% 3/15/27	100,000	100,766
5.25% 6/1/45	100,000	104,899
Sherwin-Williams
2.75% 6/1/22	250,000	252,661
3.13% 6/1/24	100,000	101,792
3.45% 6/1/27	145,000	149,361

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sherwin-Williams (continued)
3.95% 1/15/26	250,000	$ 262,428
4.50% 6/1/47	88,000	94,011
Syngenta Finance 3.13% 3/28/22	100,000	100,062
Westlake Chemical
3.60% 8/15/26	150,000	152,491
5.00% 8/15/46	100,000	103,842
		10,536,017
Commercial Services–0.19%
Automatic Data Processing
2.25% 9/15/20	250,000	250,208
3.38% 9/15/25	125,000	132,446
Block Financial 4.13% 10/1/20	250,000	254,275
Board of Trustees of The Leland Stanford Junior University 3.65% 5/1/48	70,000	76,148
Boston University 4.06% 10/1/48	25,000	28,138
California Institute of Technology 4.32% 8/1/45	60,000	71,023
Cintas No. 2
2.90% 4/1/22	100,000	101,738
3.70% 4/1/27	100,000	106,568
Equifax
2.30% 6/1/21	125,000	124,316
3.95% 6/15/23	40,000	41,733
George Washington University
4.13% 9/15/48	200,000	224,910
4.30% 9/15/44	100,000	113,861
Georgetown University
4.32% 4/1/49	50,000	58,036
5.22% 10/1/18	50,000	62,672
IHS Markit
3.63% 5/1/24	35,000	36,117
4.13% 8/1/23	100,000	104,085
4.25% 5/1/29	35,000	36,785
4.75% 8/1/28	100,000	109,367
Massachusetts Institute of Technology
3.89% 7/1/16	55,000	58,854
5.60% 7/1/11	200,000	302,177
Moody's
2.63% 1/15/23	100,000	100,582
2.75% 12/15/21	125,000	126,143
3.25% 6/7/21	75,000	76,084
3.25% 1/15/28	65,000	65,965
4.25% 2/1/29	100,000	109,703
4.88% 12/17/48	100,000	116,528
Northwestern University 3.66% 12/1/57	75,000	81,732
President & Fellows of Harvard College
3.15% 7/15/46	100,000	98,082
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
President & Fellows of Harvard College (continued)
3.30% 7/15/56	100,000	$ 99,018
Princeton University 5.70% 3/1/39	50,000	68,046
RELX Capital
3.50% 3/16/23	145,000	149,842
4.00% 3/18/29	200,000	211,863
S&P Global
2.95% 1/22/27	150,000	152,105
6.55% 11/15/37	400,000	546,575
Total System Services
3.75% 6/1/23	125,000	129,106
3.80% 4/1/21	50,000	50,941
4.00% 6/1/23	100,000	104,475
4.45% 6/1/28	100,000	107,257
4.80% 4/1/26	100,000	109,759
University of Chicago 4.00% 10/1/53	60,000	66,668
University of Notre Dame du Lac 3.39% 2/15/48	100,000	102,968
University of Southern California
3.03% 10/1/39	200,000	196,008
3.84% 10/1/47	55,000	60,218
Verisk Analytics
4.00% 6/15/25	100,000	106,866
4.13% 9/12/22	100,000	105,086
4.13% 3/15/29	50,000	53,639
William Marsh Rice University 3.57% 5/15/45	100,000	104,871
		5,593,587
Computers–0.67%
Apple
1.55% 8/4/21	250,000	247,664
2.00% 11/13/20	150,000	149,952
2.10% 9/12/22	150,000	150,436
2.15% 2/9/22	250,000	251,080
2.25% 2/23/21	500,000	501,943
2.30% 5/11/22	150,000	151,084
2.40% 1/13/23	150,000	151,399
2.45% 8/4/26	250,000	249,366
2.50% 2/9/22	150,000	151,858
2.50% 2/9/25	250,000	252,760
2.70% 5/13/22	100,000	101,765
2.75% 1/13/25	100,000	102,303
2.85% 2/23/23	450,000	461,099
2.90% 9/12/27	400,000	409,860
3.00% 6/20/27	625,000	641,054
3.00% 11/13/27	200,000	206,013
3.20% 5/13/25	150,000	156,928
3.20% 5/11/27	154,000	160,707
3.25% 2/23/26	415,000	433,950
3.35% 2/9/27	200,000	210,185
3.45% 5/6/24	350,000	370,544

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple (continued)
3.45% 2/9/45	125,000	$ 124,770
3.75% 9/12/47	225,000	236,149
3.75% 11/13/47	150,000	157,841
3.85% 5/4/43	350,000	371,660
3.85% 8/4/46	635,000	676,084
4.25% 2/9/47	25,000	28,144
4.38% 5/13/45	100,000	114,140
4.45% 5/6/44	600,000	691,532
4.50% 2/23/36	250,000	293,496
4.65% 2/23/46	530,000	629,482
Dell International
4.00% 7/15/24	100,000	102,687
4.42% 6/15/21	900,000	927,687
4.90% 10/1/26	300,000	313,259
5.30% 10/1/29	300,000	316,411
5.45% 6/15/23	505,000	544,630
6.02% 6/15/26	250,000	276,010
8.10% 7/15/36	135,000	166,655
8.35% 7/15/46	130,000	164,335
DXC Technology 4.75% 4/15/27	300,000	319,442
Genpact Luxembourg Sarl 3.70% 4/1/22	50,000	50,406
Hewlett Packard Enterprise
3.60% 10/15/20	550,000	557,345
4.90% 10/15/25	450,000	490,612
6.20% 10/15/35	250,000	281,152
6.35% 10/15/45	250,000	277,422
HP 6.00% 9/15/41	305,000	336,387
IBM Credit
1.80% 1/20/21	100,000	99,408
2.20% 9/8/22	100,000	99,792
2.65% 2/5/21	150,000	150,879
3.00% 2/6/23	150,000	153,568
International Business Machines
1.88% 8/1/22	600,000	594,231
2.50% 1/27/22	150,000	151,044
2.80% 5/13/21	135,000	136,671
2.85% 5/13/22	350,000	356,102
2.88% 11/9/22	150,000	153,272
3.00% 5/15/24	500,000	513,846
3.30% 5/15/26	250,000	259,368
3.30% 1/27/27	100,000	103,352
3.45% 2/19/26	150,000	156,931
3.50% 5/15/29	640,000	670,425
4.00% 6/20/42	200,000	206,599
4.15% 5/15/39	200,000	214,053
4.25% 5/15/49	350,000	377,697
5.60% 11/30/39	210,000	266,202
5.88% 11/29/32	120,000	153,437
NetApp 3.38% 6/15/21	150,000	151,820
Seagate HDD Cayman
4.25% 3/1/22	100,000	101,733
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Seagate HDD Cayman (continued)
4.88% 3/1/24	100,000	$ 102,716
		19,132,834
Cosmetics & Personal Care–0.14%
Colgate-Palmolive
2.25% 11/15/22	60,000	60,546
2.30% 5/3/22	100,000	101,136
3.70% 8/1/47	55,000	58,977
4.00% 8/15/45	100,000	112,788
Estee Lauder Companies
3.15% 3/15/27	100,000	103,651
4.15% 3/15/47	65,000	72,823
4.38% 6/15/45	250,000	286,444
Procter & Gamble
1.70% 11/3/21	150,000	149,021
1.85% 2/2/21	300,000	299,110
2.15% 8/11/22	150,000	150,894
2.30% 2/6/22	250,000	252,072
2.45% 11/3/26	150,000	150,488
2.70% 2/2/26	100,000	101,947
2.85% 8/11/27	150,000	155,592
3.10% 8/15/23	200,000	208,201
Unilever Capital
1.38% 7/28/21	120,000	118,228
2.00% 7/28/26	100,000	96,546
2.20% 5/5/22	150,000	150,307
2.60% 5/5/24	100,000	101,145
2.75% 3/22/21	100,000	101,048
2.90% 5/5/27	150,000	153,554
3.13% 3/22/23	150,000	154,598
3.25% 3/7/24	120,000	124,967
3.38% 3/22/25	100,000	104,677
3.50% 3/22/28	300,000	319,966
4.25% 2/10/21	200,000	206,494
5.90% 11/15/32	133,000	177,736
		4,072,956
Distribution/Wholesale–0.01%
WW Grainger
3.75% 5/15/46	150,000	146,485
4.20% 5/15/47	100,000	105,230
4.60% 6/15/45	55,000	61,344
		313,059
Diversified Financial Services–0.89%
AerCap Ireland Capital
3.50% 5/26/22	150,000	152,837
3.50% 1/15/25	150,000	150,983
3.65% 7/21/27	150,000	149,345
3.95% 2/1/22	600,000	617,536
4.50% 5/15/21	450,000	464,192
4.63% 10/30/20	500,000	512,809
4.88% 1/16/24	150,000	161,177

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Affiliated Managers Group 4.25% 2/15/24	100,000	$ 106,307
Air Lease
2.50% 3/1/21	60,000	60,056
2.63% 7/1/22	200,000	200,120
3.25% 3/1/25	100,000	100,690
3.38% 6/1/21	100,000	101,588
3.75% 6/1/26	100,000	102,523
3.88% 4/1/21	125,000	127,749
3.88% 7/3/23	250,000	260,738
4.25% 9/15/24	300,000	317,444
Aircastle
4.13% 5/1/24	90,000	92,240
4.25% 6/15/26	65,000	65,847
5.00% 4/1/23	90,000	95,283
5.13% 3/15/21	90,000	93,373
5.50% 2/15/22	90,000	95,432
American Express
2.20% 10/30/20	180,000	179,823
2.50% 8/1/22	250,000	251,681
2.65% 12/2/22	115,000	116,342
3.00% 2/22/21	335,000	338,774
3.00% 10/30/24	300,000	307,740
3.38% 5/17/21	250,000	254,801
3.40% 2/27/23	200,000	207,184
3.40% 2/22/24	500,000	521,988
3.70% 8/3/23	150,000	157,562
4.05% 12/3/42	135,000	148,006
American Express Credit
2.25% 5/5/21	250,000	250,153
2.60% 9/14/20	200,000	200,789
2.70% 3/3/22	100,000	101,106
3.30% 5/3/27	230,000	241,566
Ameriprise Financial 2.88% 9/15/26	100,000	100,550
BGC Partners 5.38% 7/24/23	100,000	104,837
BlackRock
3.20% 3/15/27	167,000	174,575
3.25% 4/30/29	150,000	157,273
3.38% 6/1/22	150,000	155,301
BOC Aviation 3.00% 5/23/22	500,000	501,361
Brookfield Finance
3.90% 1/25/28	100,000	102,067
4.00% 4/1/24	100,000	105,173
4.70% 9/20/47	150,000	157,042
Capital One Financial
3.20% 1/30/23	600,000	615,561
3.20% 2/5/25	150,000	152,979
3.45% 4/30/21	150,000	152,771
3.50% 6/15/23	300,000	311,689
3.75% 3/9/27	250,000	258,305
3.80% 1/31/28	400,000	413,775
3.90% 1/29/24	200,000	210,331
4.20% 10/29/25	200,000	210,215
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Financial (continued)
4.25% 4/30/25	150,000	$ 160,871
4.75% 7/15/21	100,000	104,568
Cboe Global Markets 3.65% 1/12/27	100,000	105,067
Charles Schwab
3.00% 3/10/25	100,000	102,469
3.20% 3/2/27	100,000	103,086
3.25% 5/21/21	135,000	137,657
3.25% 5/22/29	200,000	206,874
3.45% 2/13/26	70,000	73,317
3.85% 5/21/25	200,000	213,680
4.45% 7/22/20	100,000	102,220
CME Group
3.00% 9/15/22	300,000	308,112
3.75% 6/15/28	100,000	109,060
4.15% 6/15/48	75,000	84,274
5.30% 9/15/43	100,000	128,168
Discover Financial Services
3.75% 3/4/25	100,000	103,474
3.95% 11/6/24	100,000	105,266
4.10% 2/9/27	115,000	119,893
4.50% 1/30/26	150,000	161,209
5.20% 4/27/22	100,000	107,112
E*TRADE Financial
2.95% 8/24/22	75,000	75,771
3.80% 8/24/27	35,000	35,274
4.50% 6/20/28	100,000	105,243
Eaton Vance 3.50% 4/6/27	100,000	103,494
Franklin Resources 2.85% 3/30/25	100,000	101,937
GE Capital International Funding Unlimited
2.34% 11/15/20	1,100,000	1,095,137
4.42% 11/15/35	1,354,000	1,342,375
Intercontinental Exchange
2.35% 9/15/22	250,000	250,410
2.75% 12/1/20	85,000	85,570
3.10% 9/15/27	250,000	257,749
3.45% 9/21/23	60,000	62,530
3.75% 12/1/25	85,000	91,208
3.75% 9/21/28	105,000	113,300
4.00% 10/15/23	200,000	212,916
4.25% 9/21/48	150,000	169,247
Invesco Finance
3.75% 1/15/26	100,000	104,382
4.00% 1/30/24	500,000	530,514
Janus Capital Group 4.88% 8/1/25	150,000	161,498
Jefferies Financial Group 5.50% 10/18/23	200,000	215,897
Jefferies Group
4.85% 1/15/27	310,000	320,138
5.13% 1/20/23	150,000	160,765
6.25% 1/15/36	100,000	107,936

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Lazard Group
3.63% 3/1/27	100,000	$ 101,170
3.75% 2/13/25	100,000	104,007
Legg Mason
4.75% 3/15/26	150,000	160,772
5.63% 1/15/44	100,000	109,113
Mastercard
2.00% 11/21/21	100,000	99,798
2.95% 11/21/26	150,000	154,780
2.95% 6/1/29	150,000	154,918
3.38% 4/1/24	500,000	528,302
3.65% 6/1/49	150,000	159,331
3.80% 11/21/46	100,000	107,780
Nasdaq 3.85% 6/30/26	45,000	47,218
ORIX
2.90% 7/18/22	90,000	91,405
3.25% 12/4/24	100,000	103,248
3.70% 7/18/27	100,000	105,275
Private Export Funding
2.45% 7/15/24	250,000	256,593
4.30% 12/15/21	100,000	105,547
Raymond James Financial 4.95% 7/15/46	50,000	56,484
Synchrony Financial
3.70% 8/4/26	200,000	198,691
4.25% 8/15/24	150,000	156,211
4.38% 3/19/24	35,000	36,674
4.50% 7/23/25	100,000	105,066
5.15% 3/19/29	50,000	53,925
TD Ameritrade Holding
2.95% 4/1/22	250,000	254,612
3.30% 4/1/27	90,000	92,939
3.75% 4/1/24	150,000	158,569
Visa
2.15% 9/15/22	45,000	45,206
2.75% 9/15/27	75,000	76,559
2.80% 12/14/22	300,000	307,391
3.15% 12/14/25	750,000	787,429
3.65% 9/15/47	375,000	403,755
4.15% 12/14/35	115,000	132,350
4.30% 12/14/45	530,000	628,680
Western Union 4.25% 6/9/23	150,000	157,809
		25,470,864
Electric–1.74%
AEP Texas 4.15% 5/1/49	100,000	108,376
AEP Transmission 3.75% 12/1/47	100,000	102,876
Alabama Power
2.45% 3/30/22	100,000	100,474
3.70% 12/1/47	100,000	101,369
3.75% 3/1/45	150,000	154,349
4.30% 1/2/46	150,000	167,486
4.30% 7/15/48	65,000	72,978
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Alabama Power (continued)
6.13% 5/15/38	100,000	$ 133,423
Ameren
2.70% 11/15/20	50,000	50,178
3.65% 2/15/26	50,000	51,969
Ameren Illinois
3.70% 12/1/47	100,000	103,420
3.80% 5/15/28	100,000	107,322
American Electric Power
2.15% 11/13/20	70,000	69,859
2.95% 12/15/22	125,000	127,000
3.20% 11/13/27	100,000	102,131
Appalachian Power 4.60% 3/30/21	150,000	154,880
Arizona Public Service
2.95% 9/15/27	50,000	50,574
3.15% 5/15/25	100,000	103,756
4.25% 3/1/49	100,000	109,621
4.35% 11/15/45	100,000	108,832
4.50% 4/1/42	100,000	111,172
5.05% 9/1/41	100,000	118,410
Avangrid
3.15% 12/1/24	150,000	153,050
3.80% 6/1/29	100,000	104,746
Avista 4.35% 6/1/48	100,000	110,262
Baltimore Gas & Electric
3.35% 7/1/23	100,000	103,606
3.50% 8/15/46	200,000	197,897
3.75% 8/15/47	100,000	102,296
6.35% 10/1/36	100,000	134,848
Berkshire Hathaway Energy
2.38% 1/15/21	70,000	70,215
2.80% 1/15/23	125,000	127,479
3.25% 4/15/28	125,000	129,245
3.75% 11/15/23	200,000	211,229
3.80% 7/15/48	70,000	71,699
5.15% 11/15/43	200,000	245,418
5.95% 5/15/37	125,000	161,556
6.13% 4/1/36	247,000	330,920
Black Hills
3.15% 1/15/27	100,000	99,416
3.95% 1/15/26	50,000	52,188
4.20% 9/15/46	100,000	102,060
4.25% 11/30/23	100,000	105,941
CenterPoint Energy
3.60% 11/1/21	30,000	30,829
3.85% 2/1/24	75,000	78,631
4.25% 11/1/28	75,000	81,093
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	249,608
2.40% 9/1/26	100,000	98,140
3.00% 2/1/27	100,000	102,041
4.25% 2/1/49	50,000	56,749

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Cleco Corporate Holdings
3.74% 5/1/26	100,000	$ 101,060
4.97% 5/1/46	70,000	74,952
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	120,595
CMS Energy
3.00% 5/15/26	40,000	40,138
4.88% 3/1/44	100,000	115,033
Commonwealth Edison
2.55% 6/15/26	100,000	99,548
3.40% 9/1/21	100,000	102,216
3.65% 6/15/46	100,000	101,767
3.70% 8/15/28	45,000	48,408
4.00% 3/1/48	250,000	271,675
6.45% 1/15/38	100,000	138,359
Connecticut Light & Power
4.00% 4/1/48	250,000	273,721
4.15% 6/1/45	75,000	82,655
4.30% 4/15/44	130,000	145,976
Consolidated Edison Co. of New York
3.80% 5/15/28	100,000	108,155
3.95% 3/1/43	150,000	155,801
4.00% 12/1/28	100,000	109,981
4.30% 12/1/56	100,000	107,779
4.45% 3/15/44	200,000	220,617
4.50% 12/1/45	100,000	112,795
4.63% 12/1/54	500,000	561,646
4.65% 12/1/48	100,000	116,837
5.50% 12/1/39	250,000	314,595
5.85% 3/15/36	100,000	125,384
6.30% 8/15/37	20,000	26,545
6.75% 4/1/38	25,000	35,185
Consumers Energy
2.85% 5/15/22	100,000	101,890
3.25% 8/15/46	100,000	95,815
3.38% 8/15/23	200,000	207,876
3.95% 5/15/43	150,000	160,332
Dayton Power & Light 3.95% 6/15/49	95,000	98,042
Delmarva Power & Light
3.50% 11/15/23	150,000	156,958
4.15% 5/15/45	50,000	53,786
Dominion Energy
2.00% 8/15/21	40,000	39,687
φ2.72% 8/15/21	35,000	35,096
2.75% 1/15/22	150,000	151,170
2.75% 9/15/22	250,000	252,173
2.85% 8/15/26	60,000	59,517
φ3.07% 8/15/24	35,000	35,324
4.25% 6/1/28	250,000	272,151
4.60% 3/15/49	150,000	166,294
4.90% 8/1/41	60,000	67,741
5.95% 6/15/35	25,000	30,756
DPL 4.35% 4/15/29	140,000	142,634
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
DTE Electric
3.65% 3/15/24	100,000	$ 105,683
3.70% 6/1/46	50,000	51,963
3.75% 8/15/47	100,000	104,807
3.95% 3/1/49	70,000	76,437
4.05% 5/15/48	100,000	110,787
DTE Energy
2.85% 10/1/26	200,000	197,915
3.30% 6/15/22	200,000	204,364
3.40% 6/15/29	105,000	107,064
3.50% 6/1/24	100,000	103,698
Duke Energy
1.80% 9/1/21	150,000	148,403
2.65% 9/1/26	165,000	163,274
3.15% 8/15/27	250,000	253,818
3.40% 6/15/29	65,000	66,531
3.75% 9/1/46	190,000	185,554
3.95% 8/15/47	200,000	202,542
4.20% 6/15/49	65,000	68,508
4.80% 12/15/45	100,000	113,116
Duke Energy Carolinas
2.95% 12/1/26	350,000	357,804
3.05% 3/15/23	150,000	154,254
3.90% 6/15/21	100,000	102,955
3.95% 3/15/48	150,000	158,473
4.00% 9/30/42	150,000	160,340
5.30% 2/15/40	100,000	124,813
6.10% 6/1/37	170,000	223,451
Duke Energy Florida
3.20% 1/15/27	150,000	154,859
3.85% 11/15/42	100,000	104,466
6.40% 6/15/38	300,000	420,497
Duke Energy Florida Project Finance 2.54% 9/1/31	100,000	99,867
Duke Energy Indiana
3.75% 5/15/46	150,000	152,084
6.12% 10/15/35	100,000	131,541
6.45% 4/1/39	130,000	182,293
Duke Energy Ohio
3.65% 2/1/29	100,000	107,440
3.70% 6/15/46	68,000	69,656
3.80% 9/1/23	500,000	527,034
4.30% 2/1/49	45,000	50,490
Duke Energy Progress
3.38% 9/1/23	50,000	52,164
3.45% 3/15/29	70,000	73,865
3.70% 9/1/28	100,000	107,143
4.10% 3/15/43	100,000	107,366
6.30% 4/1/38	250,000	342,822
Edison International 2.95% 3/15/23	250,000	239,706
El Paso Electric 5.00% 12/1/44	150,000	163,666

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Emera US Finance
2.70% 6/15/21	100,000	$ 100,375
3.55% 6/15/26	100,000	102,264
4.75% 6/15/46	105,000	113,906
Enel Americas 4.00% 10/25/26	35,000	36,225
Enel Chile 4.88% 6/12/28	150,000	164,250
Enel Generacion Chile 4.25% 4/15/24	100,000	105,209
Entergy
2.95% 9/1/26	90,000	90,225
5.13% 9/15/20	100,000	102,368
Entergy Arkansas
3.50% 4/1/26	60,000	62,654
3.70% 6/1/24	200,000	211,885
4.20% 4/1/49	100,000	110,441
Entergy Louisiana
2.40% 10/1/26	100,000	97,841
3.25% 4/1/28	150,000	154,909
4.00% 3/15/33	95,000	104,902
4.05% 9/1/23	150,000	159,692
4.20% 4/1/50	100,000	111,161
4.95% 1/15/45	110,000	116,366
Entergy Mississippi
2.85% 6/1/28	50,000	50,082
3.85% 6/1/49	25,000	26,204
Evergy 4.85% 6/1/21	50,000	51,801
Eversource Energy
2.50% 3/15/21	100,000	100,283
2.75% 3/15/22	100,000	101,236
2.90% 10/1/24	100,000	101,718
3.15% 1/15/25	100,000	102,175
3.30% 1/15/28	100,000	102,141
3.80% 12/1/23	45,000	47,513
4.25% 4/1/29	75,000	82,531
Exelon
2.45% 4/15/21	65,000	65,004
3.40% 4/15/26	100,000	102,758
3.50% 6/1/22	200,000	204,971
4.45% 4/15/46	100,000	106,578
4.95% 6/15/35	105,000	117,667
5.10% 6/15/45	105,000	121,077
5.15% 12/1/20	200,000	206,163
Exelon Generation
4.25% 6/15/22	250,000	261,855
5.60% 6/15/42	292,000	325,855
6.25% 10/1/39	100,000	118,447
FirstEnergy
2.85% 7/15/22	60,000	60,758
3.90% 7/15/27	125,000	131,396
4.25% 3/15/23	130,000	136,658
4.85% 7/15/47	55,000	62,612
7.38% 11/15/31	230,000	314,687
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Florida Power & Light
3.13% 12/1/25	250,000	$ 261,126
3.70% 12/1/47	100,000	104,396
3.80% 12/15/42	100,000	106,406
3.95% 3/1/48	250,000	274,014
3.99% 3/1/49	300,000	329,518
4.05% 6/1/42	150,000	164,214
4.13% 6/1/48	100,000	112,381
5.69% 3/1/40	50,000	64,745
5.95% 2/1/38	200,000	270,526
5.96% 4/1/39	100,000	134,207
Fortis
2.10% 10/4/21	125,000	123,972
3.06% 10/4/26	200,000	198,702
Georgia Power
2.40% 4/1/21	50,000	50,052
3.25% 4/1/26	50,000	50,660
4.30% 3/15/42	200,000	212,368
4.30% 3/15/43	100,000	104,782
4.75% 9/1/40	100,000	109,177
Hydro-Quebec
8.05% 7/7/24	250,000	318,427
8.50% 12/1/29	115,000	175,584
Iberdrola International 6.75% 7/15/36	100,000	132,037
Indiana Michigan Power
3.75% 7/1/47	100,000	101,339
3.85% 5/15/28	150,000	161,120
4.25% 8/15/48	50,000	55,105
Interstate Power & Light
3.60% 4/1/29	200,000	208,348
6.25% 7/15/39	130,000	169,709
ITC Holdings
2.70% 11/15/22	100,000	100,567
3.25% 6/30/26	90,000	91,535
3.35% 11/15/27	100,000	102,958
3.65% 6/15/24	75,000	77,831
Kansas City Power & Light
3.65% 8/15/25	250,000	264,371
4.20% 6/15/47	100,000	109,715
Kentucky Utilities
3.25% 11/1/20	100,000	100,874
5.13% 11/1/40	100,000	121,950
MidAmerican Energy
3.10% 5/1/27	100,000	102,813
3.50% 10/15/24	100,000	105,392
3.65% 4/15/29	50,000	53,989
3.95% 8/1/47	100,000	108,122
4.25% 7/15/49	50,000	57,001
4.40% 10/15/44	100,000	114,015
4.80% 9/15/43	250,000	293,741
5.75% 11/1/35	25,000	31,538
Mississippi Power 3.95% 3/30/28	100,000	105,091

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance
2.30% 11/1/20	100,000	$ 100,147
2.30% 9/15/22	70,000	70,189
2.40% 4/25/22	50,000	50,365
2.70% 2/15/23	50,000	50,734
2.90% 3/15/21	70,000	70,852
2.95% 2/7/24	60,000	61,587
3.05% 4/25/27	100,000	102,640
3.25% 11/1/25	100,000	104,178
4.02% 11/1/32	100,000	111,909
μ4.75% 4/30/43	100,000	98,287
8.00% 3/1/32	150,000	218,457
Nevada Power
3.70% 5/1/29	75,000	80,197
6.75% 7/1/37	100,000	138,256
NextEra Energy Capital Holdings
2.90% 4/1/22	75,000	76,330
3.15% 4/1/24	150,000	154,322
3.25% 4/1/26	105,000	108,028
3.34% 9/1/20	50,000	50,580
3.50% 4/1/29	150,000	156,157
4.50% 6/1/21	100,000	103,550
μ5.65% 5/1/79	100,000	103,215
Northern States Power
2.20% 8/15/20	100,000	100,039
2.60% 5/15/23	100,000	100,954
3.60% 5/15/46	50,000	51,273
3.60% 9/15/47	100,000	102,158
4.00% 8/15/45	100,000	106,785
5.35% 11/1/39	40,000	50,304
6.20% 7/1/37	100,000	137,318
NorthWestern 4.18% 11/15/44	150,000	161,932
NSTAR Electric 3.20% 5/15/27	100,000	103,097
Oglethorpe Power
4.25% 4/1/46	75,000	74,623
5.95% 11/1/39	100,000	124,332
Ohio Edison 6.88% 7/15/36	100,000	134,289
Ohio Power 4.15% 4/1/48	100,000	108,426
Oklahoma Gas & Electric
3.30% 3/15/30	100,000	101,768
3.80% 8/15/28	100,000	105,316
4.15% 4/1/47	50,000	52,881
Oncor Electric Delivery
2.95% 4/1/25	100,000	102,782
3.70% 11/15/28	100,000	107,816
3.70% 11/15/28	100,000	107,816
3.75% 4/1/45	100,000	104,477
4.10% 6/1/22	100,000	104,920
4.10% 11/15/48	100,000	112,074
4.55% 12/1/41	150,000	174,837
5.30% 6/1/42	200,000	254,385
7.00% 5/1/32	50,000	69,825
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
PacifiCorp
2.95% 6/1/23	100,000	$ 102,441
3.50% 6/15/29	65,000	69,596
4.10% 2/1/42	100,000	107,495
4.13% 1/15/49	70,000	77,331
4.15% 2/15/50	100,000	111,550
5.75% 4/1/37	100,000	128,153
6.00% 1/15/39	100,000	133,992
6.35% 7/15/38	25,000	34,344
7.70% 11/15/31	100,000	143,344
PECO Energy 5.95% 10/1/36	100,000	130,612
Potomac Electric Power 4.15% 3/15/43	100,000	108,144
PPL Capital Funding
3.40% 6/1/23	200,000	205,121
3.50% 12/1/22	100,000	102,904
3.95% 3/15/24	200,000	209,887
4.00% 9/15/47	100,000	96,634
4.20% 6/15/22	150,000	156,964
PPL Electric Utilities
3.00% 9/15/21	100,000	101,453
4.13% 6/15/44	100,000	108,707
4.15% 10/1/45	250,000	273,710
6.25% 5/15/39	30,000	41,134
Progress Energy
6.00% 12/1/39	50,000	62,534
7.75% 3/1/31	150,000	210,468
PSEG Power 3.85% 6/1/23	100,000	104,264
Public Service Co. of Colorado
3.20% 11/15/20	100,000	100,723
3.80% 6/15/47	200,000	208,071
6.25% 9/1/37	100,000	137,056
Public Service Electric & Gas
1.90% 3/15/21	50,000	49,854
2.38% 5/15/23	200,000	201,141
3.00% 5/15/25	100,000	102,428
3.20% 5/15/29	150,000	155,352
3.60% 12/1/47	50,000	51,229
3.70% 5/1/28	100,000	107,702
3.80% 3/1/46	100,000	105,569
3.85% 5/1/49	125,000	134,223
4.05% 5/1/48	100,000	109,485
5.50% 3/1/40	100,000	127,708
Public Service Enterprise Group
2.00% 11/15/21	200,000	198,206
2.88% 6/15/24	70,000	70,982
Public Serviceof Colorado 4.05% 9/15/49	50,000	55,122
Puget Energy
3.65% 5/15/25	200,000	204,917
6.00% 9/1/21	200,000	213,843
Puget Sound Energy
4.22% 6/15/48	65,000	72,748
5.64% 4/15/41	80,000	99,880

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Puget Sound Energy (continued)
5.80% 3/15/40	100,000	$ 129,274
San Diego Gas & Electric
3.00% 8/15/21	175,000	177,312
3.60% 9/1/23	200,000	207,913
4.10% 6/15/49	100,000	104,106
4.15% 5/15/48	100,000	104,356
6.00% 6/1/39	110,000	135,141
Sempra Energy
2.85% 11/15/20	100,000	100,704
2.88% 10/1/22	150,000	151,232
2.90% 2/1/23	35,000	35,317
3.40% 2/1/28	95,000	94,929
3.75% 11/15/25	100,000	103,292
3.80% 2/1/38	150,000	145,314
4.00% 2/1/48	95,000	93,231
6.00% 10/15/39	125,000	150,846
Sierra Pacific Power 2.60% 5/1/26	200,000	198,466
South Carolina Electric & Gas
4.25% 8/15/28	135,000	150,399
6.05% 1/15/38	225,000	290,993
Southern
2.95% 7/1/23	75,000	76,174
3.25% 7/1/26	250,000	254,104
4.25% 7/1/36	85,000	87,938
4.40% 7/1/46	250,000	264,294
Southern California Edison
2.90% 3/1/21	100,000	100,273
3.65% 3/1/28	100,000	102,474
3.88% 6/1/21	70,000	71,351
3.90% 3/15/43	100,000	96,787
4.00% 4/1/47	100,000	99,754
4.05% 3/15/42	300,000	295,776
4.13% 3/1/48	150,000	151,469
4.20% 3/1/29	100,000	106,570
4.50% 9/1/40	100,000	105,348
4.65% 10/1/43	100,000	107,203
4.88% 3/1/49	100,000	112,604
5.95% 2/1/38	25,000	29,959
6.00% 1/15/34	200,000	239,548
6.05% 3/15/39	170,000	205,218
6.65% 4/1/29	100,000	114,561
Southern Power
2.50% 12/15/21	100,000	100,185
4.15% 12/1/25	200,000	213,325
4.95% 12/15/46	100,000	107,428
5.25% 7/15/43	120,000	133,236
Southwestern Electric Power
2.75% 10/1/26	150,000	146,267
3.85% 2/1/48	100,000	98,342
3.90% 4/1/45	300,000	299,820
6.20% 3/15/40	200,000	256,983
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southwestern Public Service 4.40% 11/15/48	100,000	$ 112,898
Tampa Electric
4.10% 6/15/42	100,000	103,651
4.35% 5/15/44	50,000	53,858
4.45% 6/15/49	100,000	111,685
TransAlta 6.50% 3/15/40	0	0
Union Electric
2.95% 6/15/27	100,000	101,469
3.50% 4/15/24	100,000	105,178
3.50% 3/15/29	100,000	106,038
3.65% 4/15/45	100,000	102,605
3.90% 9/15/42	100,000	105,292
4.00% 4/1/48	100,000	107,517
8.45% 3/15/39	80,000	127,765
Virginia Electric & Power
2.75% 3/15/23	200,000	202,972
2.95% 11/15/26	100,000	101,757
3.15% 1/15/26	70,000	72,354
3.50% 3/15/27	150,000	158,197
3.80% 4/1/28	100,000	107,289
3.80% 9/15/47	100,000	102,837
4.00% 11/15/46	45,000	47,594
4.45% 2/15/44	325,000	367,616
4.60% 12/1/48	115,000	132,636
4.65% 8/15/43	150,000	172,859
6.00% 5/15/37	25,000	32,139
6.35% 11/30/37	100,000	134,229
8.88% 11/15/38	100,000	164,328
WEC Energy Group
3.10% 3/8/22	45,000	45,758
3.38% 6/15/21	65,000	66,297
3.55% 6/15/25	50,000	52,546
Westar Energy
2.55% 7/1/26	50,000	49,471
4.10% 4/1/43	300,000	320,767
4.25% 12/1/45	50,000	55,019
Wisconsin Electric Power
2.95% 9/15/21	100,000	101,377
4.30% 10/15/48	45,000	49,601
Wisconsin Public Service 4.75% 11/1/44	200,000	237,243
Xcel Energy
2.40% 3/15/21	100,000	99,994
2.60% 3/15/22	100,000	100,900
3.30% 6/1/25	100,000	103,295
3.35% 12/1/26	100,000	103,160
6.50% 7/1/36	100,000	131,401
		49,967,892
Electrical Components & Equipment–0.02%
Emerson Electric
2.63% 12/1/21	100,000	101,203
3.15% 6/1/25	150,000	156,085

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Components & Equipment (continued)
Emerson Electric (continued)
4.25% 11/15/20	50,000	$ 51,350
5.25% 11/15/39	50,000	61,925
Hubbell 3.35% 3/1/26	150,000	150,638
		521,201
Electronics–0.14%
Agilent Technologies
3.88% 7/15/23	150,000	156,991
5.00% 7/15/20	100,000	102,454
Allegion US Holding
3.20% 10/1/24	150,000	151,869
3.55% 10/1/27	150,000	148,015
Amphenol
3.20% 4/1/24	100,000	102,548
4.35% 6/1/29	75,000	81,236
Arrow Electronics
3.50% 4/1/22	100,000	101,664
3.88% 1/12/28	200,000	198,498
Avnet
3.75% 12/1/21	50,000	50,956
4.63% 4/15/26	50,000	52,337
4.88% 12/1/22	100,000	106,119
Flex
4.75% 6/15/25	125,000	129,689
4.88% 6/15/29	75,000	76,569
FLIR Systems 3.13% 6/15/21	50,000	50,505
Fortive
2.35% 6/15/21	100,000	99,836
3.15% 6/15/26	150,000	149,699
4.30% 6/15/46	50,000	50,656
Honeywell International
1.85% 11/1/21	200,000	198,807
2.50% 11/1/26	200,000	199,528
3.35% 12/1/23	200,000	209,857
3.81% 11/21/47	315,000	336,592
4.25% 3/1/21	50,000	51,717
Jabil 3.95% 1/12/28	110,000	108,177
Keysight Technologies
4.55% 10/30/24	250,000	267,724
4.60% 4/6/27	60,000	64,207
Tech Data
3.70% 2/15/22	100,000	101,754
4.95% 2/15/27	100,000	104,739
Trimble
4.15% 6/15/23	100,000	103,567
4.75% 12/1/24	100,000	105,207
4.90% 6/15/28	100,000	107,232
Tyco Electronics Group
3.50% 2/3/22	150,000	153,777
3.70% 2/15/26	100,000	104,239
		4,026,765
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction–0.01%
Fluor
3.50% 12/15/24	100,000	$ 102,591
4.25% 9/15/28	150,000	155,268
		257,859
Environmental Control–0.07%
Republic Services
2.90% 7/1/26	110,000	110,677
3.20% 3/15/25	250,000	258,493
3.38% 11/15/27	60,000	62,088
3.95% 5/15/28	150,000	161,949
4.75% 5/15/23	100,000	108,010
5.25% 11/15/21	100,000	106,592
Waste Connections 3.50% 5/1/29	150,000	156,288
Waste Management
2.40% 5/15/23	100,000	100,408
2.95% 6/15/24	30,000	30,944
3.13% 3/1/25	100,000	103,410
3.15% 11/15/27	100,000	103,348
3.45% 6/15/29	75,000	79,124
3.50% 5/15/24	250,000	262,477
3.90% 3/1/35	250,000	267,609
4.00% 7/15/39	70,000	75,137
4.10% 3/1/45	55,000	60,111
4.15% 7/15/49	95,000	103,918
		2,150,583
Food–0.44%
Campbell Soup
2.50% 8/2/22	61,000	60,747
3.30% 3/15/21	135,000	136,780
3.65% 3/15/23	200,000	206,043
3.95% 3/15/25	150,000	156,142
4.15% 3/15/28	200,000	209,652
4.25% 4/15/21	250,000	257,308
4.80% 3/15/48	65,000	65,882
Conagra Brands
3.20% 1/25/23	196,000	199,492
3.80% 10/22/21	60,000	61,692
4.30% 5/1/24	75,000	79,615
4.60% 11/1/25	70,000	76,262
4.85% 11/1/28	165,000	183,155
5.30% 11/1/38	50,000	54,336
5.40% 11/1/48	105,000	115,411
8.25% 9/15/30	100,000	136,623
Flowers Foods 3.50% 10/1/26	105,000	105,223
General Mills
3.15% 12/15/21	200,000	203,435
3.20% 4/16/21	25,000	25,388
3.20% 2/10/27	150,000	151,745
3.65% 2/15/24	111,000	116,098
3.70% 10/17/23	75,000	78,683
4.00% 4/17/25	100,000	106,429

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
General Mills (continued)
4.20% 4/17/28	75,000	$ 81,038
4.55% 4/17/38	50,000	53,326
4.70% 4/17/48	60,000	64,750
5.40% 6/15/40	45,000	51,833
Hershey
2.30% 8/15/26	100,000	97,930
3.38% 5/15/23	100,000	104,632
4.13% 12/1/20	200,000	205,130
Ingredion 3.20% 10/1/26	100,000	99,313
JM Smucker
3.00% 3/15/22	150,000	151,789
3.38% 12/15/27	100,000	102,287
3.50% 3/15/25	150,000	155,260
4.25% 3/15/35	100,000	102,976
4.38% 3/15/45	50,000	50,607
Kellogg
2.65% 12/1/23	200,000	202,364
3.13% 5/17/22	150,000	152,926
3.25% 4/1/26	95,000	96,714
3.40% 11/15/27	200,000	203,850
4.00% 12/15/20	64,000	65,501
4.30% 5/15/28	150,000	162,573
4.50% 4/1/46	100,000	100,980
Koninklijke Ahold Delhaize 5.70% 10/1/40	145,000	168,091
Kraft Heinz Foods
3.00% 6/1/26	575,000	560,027
3.38% 6/15/21	40,000	40,681
3.50% 6/6/22	150,000	154,048
3.50% 7/15/22	200,000	204,784
3.95% 7/15/25	150,000	156,248
4.00% 6/15/23	200,000	209,686
4.38% 6/1/46	790,000	751,926
4.63% 1/30/29	150,000	161,536
5.00% 7/15/35	105,000	110,314
5.00% 6/4/42	250,000	258,666
5.20% 7/15/45	85,000	89,275
6.50% 2/9/40	150,000	175,735
Kroger
2.60% 2/1/21	50,000	50,123
3.30% 1/15/21	250,000	253,217
3.40% 4/15/22	50,000	51,208
3.50% 2/1/26	100,000	102,308
4.45% 2/1/47	500,000	486,429
5.00% 4/15/42	100,000	104,354
6.90% 4/15/38	100,000	126,875
7.50% 4/1/31	250,000	333,256
McCormick & Co.
2.70% 8/15/22	150,000	151,432
3.15% 8/15/24	100,000	102,192
3.40% 8/15/27	150,000	153,440
4.20% 8/15/47	20,000	20,674
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Mondelez International
3.63% 5/7/23	100,000	$ 104,940
3.63% 2/13/26	100,000	105,134
4.13% 5/7/28	100,000	108,084
4.63% 5/7/48	100,000	108,922
Sysco
2.50% 7/15/21	105,000	105,488
2.60% 10/1/20	250,000	250,888
3.25% 7/15/27	200,000	204,146
3.30% 7/15/26	100,000	102,736
3.55% 3/15/25	100,000	104,874
3.75% 10/1/25	125,000	132,536
4.45% 3/15/48	100,000	109,555
4.50% 4/1/46	75,000	81,536
4.85% 10/1/45	85,000	96,875
Tyson Foods
2.25% 8/23/21	65,000	64,845
3.55% 6/2/27	155,000	160,439
3.95% 8/15/24	240,000	254,643
4.00% 3/1/26	65,000	69,189
4.35% 3/1/29	130,000	142,287
4.55% 6/2/47	105,000	109,995
5.10% 9/28/48	40,000	45,249
		12,530,806
Forest Products & Paper–0.09%
Celulosa Arauco y Constitucion 4.50% 8/1/24	200,000	211,000
Domtar 4.40% 4/1/22	100,000	104,067
Fibria Overseas Finance
4.00% 1/14/25	200,000	202,250
5.50% 1/17/27	100,000	107,401
Georgia-Pacific 8.00% 1/15/24	250,000	309,058
International Paper
3.00% 2/15/27	150,000	148,553
4.35% 8/15/48	350,000	344,003
4.75% 2/15/22	92,000	97,184
4.80% 6/15/44	200,000	205,617
5.00% 9/15/35	100,000	110,510
5.15% 5/15/46	200,000	214,295
6.00% 11/15/41	135,000	158,509
7.30% 11/15/39	100,000	130,489
7.50% 8/15/21	54,000	59,660
Suzano Austria 6.00% 1/15/29	200,000	218,500
		2,621,096
Gas–0.14%
Atmos Energy
3.00% 6/15/27	65,000	66,179
4.13% 10/15/44	150,000	164,495
4.13% 3/15/49	155,000	170,033
CenterPoint Energy Resources
3.55% 4/1/23	100,000	103,102
4.00% 4/1/28	100,000	106,603

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
CenterPoint Energy Resources (continued)
4.10% 9/1/47	45,000	$ 46,249
4.50% 1/15/21	65,000	66,865
5.85% 1/15/41	115,000	142,426
Dominion Energy Gas Holdings
3.60% 12/15/24	25,000	25,936
4.60% 12/15/44	200,000	224,023
4.80% 11/1/43	94,000	106,143
National Fuel Gas
3.75% 3/1/23	156,000	159,624
3.95% 9/15/27	200,000	200,008
NiSource
2.65% 11/17/22	165,000	166,146
3.49% 5/15/27	100,000	103,528
3.65% 6/15/23	300,000	310,990
3.95% 3/30/48	150,000	149,810
4.38% 5/15/47	100,000	107,110
4.80% 2/15/44	100,000	111,667
5.25% 2/15/43	59,000	68,874
ONE Gas
3.61% 2/1/24	100,000	104,600
4.66% 2/1/44	50,000	57,749
Piedmont Natural Gas
3.50% 6/1/29	100,000	104,768
3.64% 11/1/46	50,000	48,059
4.65% 8/1/43	50,000	56,023
Southern California Gas
3.15% 9/15/24	100,000	103,397
3.95% 2/15/50	50,000	52,373
4.13% 6/1/48	100,000	107,098
Southern Gas Capital
3.95% 10/1/46	200,000	196,873
4.40% 6/1/43	100,000	105,639
4.40% 5/30/47	200,000	211,865
5.88% 3/15/41	70,000	85,291
Southwest Gas 3.70% 4/1/28	100,000	105,777
Washington Gas Light 3.80% 9/15/46	70,000	69,948
		4,009,271
Hand Machine Tools–0.02%
Snap-on 4.10% 3/1/48	85,000	92,785
Stanley Black & Decker
2.90% 11/1/22	150,000	152,487
3.40% 3/1/26	145,000	151,721
5.20% 9/1/40	100,000	119,002
		515,995
Health Care Products–0.38%
Abbott Laboratories
2.90% 11/30/21	500,000	508,473
3.40% 11/30/23	210,000	219,092
3.75% 11/30/26	340,000	367,908
3.88% 9/15/25	120,000	129,436
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Abbott Laboratories (continued)
4.75% 11/30/36	350,000	$ 414,088
4.90% 11/30/46	400,000	494,983
5.30% 5/27/40	250,000	308,914
6.00% 4/1/39	50,000	66,358
6.15% 11/30/37	50,000	67,209
Baxter International
1.70% 8/15/21	100,000	98,828
2.60% 8/15/26	150,000	148,678
3.50% 8/15/46	100,000	94,130
Becton Dickinson & Co.
2.89% 6/6/22	135,000	136,884
3.25% 11/12/20	100,000	100,960
3.36% 6/6/24	150,000	154,595
3.70% 6/6/27	196,000	204,837
3.73% 12/15/24	350,000	367,372
4.67% 6/6/47	125,000	140,246
Boston Scientific
3.45% 3/1/24	75,000	78,333
3.75% 3/1/26	100,000	106,446
3.85% 5/15/25	100,000	106,460
4.00% 3/1/28	200,000	215,589
4.00% 3/1/29	140,000	151,575
4.55% 3/1/39	100,000	110,670
4.70% 3/1/49	105,000	120,676
7.38% 1/15/40	201,000	287,187
Covidien International Finance 3.20% 6/15/22	150,000	154,206
Danaher
3.35% 9/15/25	125,000	130,934
4.38% 9/15/45	115,000	128,693
Koninklijke Philips
5.00% 3/15/42	100,000	117,044
6.88% 3/11/38	50,000	69,063
Medtronic
3.13% 3/15/22	150,000	154,223
3.50% 3/15/25	575,000	610,275
3.63% 3/15/24	500,000	530,702
4.38% 3/15/35	150,000	172,938
4.63% 3/15/45	590,000	715,682
Medtronic Global Holdings 3.35% 4/1/27	150,000	159,535
Stryker
2.63% 3/15/21	150,000	150,694
3.38% 5/15/24	150,000	156,135
3.38% 11/1/25	100,000	105,169
3.50% 3/15/26	75,000	78,542
3.65% 3/7/28	200,000	212,395
4.38% 5/15/44	100,000	108,296
4.63% 3/15/46	95,000	108,140
Thermo Fisher Scientific
3.00% 4/15/23	105,000	107,744
3.20% 8/15/27	100,000	102,470
3.30% 2/15/22	200,000	204,855

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Thermo Fisher Scientific (continued)
3.60% 8/15/21	100,000	$ 102,347
4.10% 8/15/47	100,000	107,147
4.15% 2/1/24	200,000	214,482
4.50% 3/1/21	240,000	248,516
5.30% 2/1/44	200,000	243,219
Zimmer Biomet Holdings
3.15% 4/1/22	250,000	253,995
3.55% 4/1/25	180,000	185,662
3.70% 3/19/23	75,000	77,447
		10,910,477
Health Care Services–0.56%
Advocate Health & Hospitals
3.83% 8/15/28	35,000	38,095
4.27% 8/15/48	30,000	33,908
Aetna
2.75% 11/15/22	550,000	553,483
2.80% 6/15/23	135,000	135,904
3.88% 8/15/47	145,000	131,336
6.63% 6/15/36	100,000	123,198
6.75% 12/15/37	100,000	125,900
AHS Hospital 5.02% 7/1/45	50,000	62,853
Anthem
2.50% 11/21/20	65,000	65,151
2.95% 12/1/22	200,000	202,991
3.13% 5/15/22	250,000	254,665
3.35% 12/1/24	150,000	155,281
3.50% 8/15/24	250,000	259,800
4.10% 3/1/28	350,000	374,743
4.35% 8/15/20	100,000	102,171
4.38% 12/1/47	125,000	133,682
4.55% 3/1/48	350,000	381,887
4.63% 5/15/42	100,000	109,061
4.65% 1/15/43	125,000	136,610
4.65% 8/15/44	100,000	109,788
Ascension Health 3.95% 11/15/46	185,000	200,461
Baylor Scott & White Holdings
3.97% 11/15/46	50,000	52,643
4.19% 11/15/45	95,000	104,594
Children's Hospital 4.12% 1/1/47	65,000	71,987
Children's Hospital Medical Center 4.27% 5/15/44	50,000	56,524
Cigna
3.05% 10/15/27	395,000	391,359
3.88% 10/15/47	400,000	372,996
7.88% 5/15/27	21,000	27,374
City of Hope 4.38% 8/15/48	75,000	82,390
Coventry Health Care 5.45% 6/15/21	80,000	83,920
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	108,047
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Duke University Health System 3.92% 6/1/47	75,000	$ 82,190
Hackensack Meridian Health 4.50% 7/1/57	100,000	115,588
HCA
4.13% 6/15/29	85,000	87,553
4.50% 2/15/27	160,000	170,958
4.75% 5/1/23	165,000	176,771
5.00% 3/15/24	265,000	289,005
5.13% 6/15/39	50,000	52,147
5.25% 4/15/25	185,000	205,230
5.25% 6/15/26	200,000	221,747
5.25% 6/15/49	200,000	208,734
5.50% 6/15/47	200,000	213,991
5.88% 3/15/22	250,000	273,309
Humana
2.50% 12/15/20	50,000	50,043
2.90% 12/15/22	100,000	101,482
3.15% 12/1/22	100,000	102,152
4.63% 12/1/42	175,000	185,980
4.95% 10/1/44	300,000	331,615
Indiana University Health 3.97% 11/1/48	55,000	59,787
Johns Hopkins Health System 3.84% 5/15/46	70,000	74,412
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	128,991
3.50% 4/1/22	50,000	51,758
4.15% 5/1/47	105,000	117,794
Laboratory Corporation of America Holdings
3.25% 9/1/24	100,000	102,018
3.60% 9/1/27	100,000	102,721
4.63% 11/15/20	150,000	153,568
4.70% 2/1/45	500,000	518,208
Mayo Clinic 4.13% 11/15/52	100,000	111,685
McLaren Health Care 4.39% 5/15/48	65,000	72,939
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	145,175
Mercy Health 4.30% 7/1/28	25,000	27,640
Montefiore Obligated Group 5.25% 11/1/48	70,000	77,764
Mount Sinai Hospitals Group 3.98% 7/1/48	100,000	102,105
New York and Presbyterian Hospital
4.02% 8/1/45	75,000	83,245
4.06% 8/1/56	50,000	54,671
Northwell Healthcare
3.98% 11/1/46	250,000	255,801
4.26% 11/1/47	150,000	160,401
NYU Langone Hospitals 4.37% 7/1/47	100,000	112,193
Orlando Health Obligated Group 4.09% 10/1/48	45,000	47,851

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Partners Healthcare System 3.77% 7/1/48	40,000	$ 41,085
Providence St Joseph Health Obligated Group
2.75% 10/1/26	100,000	99,740
3.74% 10/1/47	100,000	103,223
Quest Diagnostics
3.45% 6/1/26	55,000	56,397
3.50% 3/30/25	300,000	309,764
4.20% 6/30/29	100,000	106,935
RWJ Barnabas Health 3.95% 7/1/46	50,000	52,307
SSM Health Care
3.69% 6/1/23	90,000	93,890
3.82% 6/1/27	71,000	75,578
Stanford Health Care 3.80% 11/15/48	30,000	32,158
Texas Health Resources 4.33% 11/15/55	30,000	33,804
Trinity Health 4.13% 12/1/45	25,000	27,171
UnitedHealth Group
1.95% 10/15/20	200,000	199,226
2.13% 3/15/21	200,000	199,694
2.38% 10/15/22	200,000	200,668
2.70% 7/15/20	145,000	145,620
2.75% 2/15/23	107,000	108,491
2.88% 12/15/21	400,000	406,063
2.88% 3/15/23	250,000	254,987
2.95% 10/15/27	250,000	254,472
3.15% 6/15/21	100,000	101,814
3.38% 4/15/27	150,000	156,769
3.45% 1/15/27	100,000	105,310
3.50% 6/15/23	100,000	104,313
3.50% 2/15/24	40,000	41,960
3.70% 12/15/25	40,000	42,634
3.75% 7/15/25	500,000	534,459
3.75% 10/15/47	200,000	205,315
3.85% 6/15/28	200,000	216,802
3.88% 12/15/28	50,000	54,590
4.20% 1/15/47	55,000	60,201
4.25% 3/15/43	100,000	109,586
4.25% 6/15/48	150,000	166,883
4.38% 3/15/42	100,000	110,886
4.45% 12/15/48	45,000	51,894
4.63% 11/15/41	200,000	228,382
4.70% 2/15/21	100,000	103,298
6.50% 6/15/37	150,000	208,222
6.63% 11/15/37	100,000	140,951
6.88% 2/15/38	100,000	144,764
		16,162,330
Home Builders–0.00%
DR Horton 2.55% 12/1/20	50,000	50,038
		50,038
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Furnishings–0.01%
Leggett & Platt
3.40% 8/15/22	50,000	$ 50,819
3.50% 11/15/27	100,000	99,642
Whirlpool
4.50% 6/1/46	70,000	66,893
4.70% 6/1/22	100,000	105,853
4.75% 2/26/29	60,000	64,672
		387,879
Household Products Wares–0.05%
Avery Dennison 4.88% 12/6/28	100,000	111,046
Church & Dwight
2.45% 8/1/22	100,000	100,243
3.15% 8/1/27	100,000	100,777
3.95% 8/1/47	100,000	101,244
Clorox
3.10% 10/1/27	150,000	153,705
3.50% 12/15/24	150,000	157,160
3.90% 5/15/28	100,000	108,142
Kimberly-Clark
3.05% 8/15/25	50,000	51,871
3.20% 7/30/46	50,000	48,114
3.90% 5/4/47	100,000	106,850
5.30% 3/1/41	200,000	251,334
6.63% 8/1/37	100,000	141,831
		1,432,317
Housewares–0.01%
Newell Brands
3.85% 4/1/23	115,000	116,766
4.20% 4/1/26	120,000	119,364
5.38% 4/1/36	47,000	46,502
Tupperware Brands 4.75% 6/1/21	100,000	102,733
		385,365
Insurance–0.84%
Aflac
4.00% 10/15/46	300,000	312,715
4.75% 1/15/49	100,000	117,843
Alleghany
4.90% 9/15/44	95,000	104,310
4.95% 6/27/22	100,000	106,856
Allied World Assurance Holdings 4.35% 10/29/25	100,000	101,172
Allstate
3.28% 12/15/26	150,000	156,890
4.20% 12/15/46	150,000	168,240
4.50% 6/15/43	100,000	114,973
5.55% 5/9/35	150,000	188,112
μ5.75% 8/15/53	225,000	236,189
American Financial Group
3.50% 8/15/26	65,000	65,447

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American Financial Group (continued)
4.50% 6/15/47	150,000	$ 152,454
American International Group
3.30% 3/1/21	85,000	86,174
3.75% 7/10/25	70,000	73,345
3.90% 4/1/26	600,000	628,466
4.20% 4/1/28	100,000	106,967
4.50% 7/16/44	500,000	529,338
4.70% 7/10/35	100,000	109,845
4.75% 4/1/48	200,000	221,083
4.80% 7/10/45	100,000	109,675
4.88% 6/1/22	500,000	536,222
6.40% 12/15/20	200,000	211,215
Aon
2.80% 3/15/21	150,000	151,095
3.50% 6/14/24	100,000	104,227
3.75% 5/2/29	100,000	104,317
3.88% 12/15/25	100,000	106,467
4.00% 11/27/23	150,000	158,049
4.75% 5/15/45	100,000	111,898
5.00% 9/30/20	100,000	103,347
Arch Capital Finance
4.01% 12/15/26	100,000	107,383
5.03% 12/15/46	100,000	119,544
Arch Capital Group US 5.14% 11/1/43	105,000	125,499
Aspen Insurance Holdings 4.65% 11/15/23	100,000	105,731
Assurant
4.20% 9/27/23	100,000	104,088
4.90% 3/27/28	100,000	107,730
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	109,049
Athene Holding 4.13% 1/12/28	150,000	151,364
AXA 8.60% 12/15/30	200,000	284,680
AXIS Specialty Finance 3.90% 7/15/29	100,000	102,101
Berkshire Hathaway
2.20% 3/15/21	145,000	145,448
3.00% 2/11/23	100,000	103,073
3.13% 3/15/26	515,000	533,574
3.40% 1/31/22	300,000	312,106
3.75% 8/15/21	300,000	310,539
4.50% 2/11/43	250,000	291,436
Berkshire Hathaway Finance
3.00% 5/15/22	100,000	102,842
4.25% 1/15/21	100,000	103,329
4.25% 1/15/49	100,000	112,726
4.30% 5/15/43	100,000	111,732
4.40% 5/15/42	100,000	112,606
5.75% 1/15/40	100,000	131,954
Brighthouse Financial
3.70% 6/22/27	250,000	237,748
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Brighthouse Financial (continued)
4.70% 6/22/47	200,000	$ 167,429
Brown & Brown 4.50% 3/15/29	100,000	105,137
Chubb
6.00% 5/11/37	100,000	132,700
6.50% 5/15/38	200,000	284,523
Chubb INA Holdings
2.70% 3/13/23	100,000	101,686
3.35% 5/15/24	300,000	316,029
3.35% 5/3/26	95,000	99,712
4.15% 3/13/43	100,000	111,910
Cincinnati Financial 6.92% 5/15/28	100,000	129,013
CNA Financial
3.90% 5/1/29	40,000	42,101
3.95% 5/15/24	125,000	131,994
4.50% 3/1/26	100,000	107,285
5.75% 8/15/21	30,000	32,082
Enstar Group 4.50% 3/10/22	50,000	51,234
Everest Reinsurance Holdings 4.87% 6/1/44	100,000	107,206
Fidelity National Financial 4.50% 8/15/28	150,000	156,976
First American Financial 4.60% 11/15/24	100,000	106,959
Hanover Insurance Group 4.50% 4/15/26	100,000	105,919
Hartford Financial Services Group
4.30% 4/15/43	43,000	45,547
4.40% 3/15/48	100,000	109,191
5.13% 4/15/22	100,000	107,250
6.10% 10/1/41	50,000	64,467
Kemper 4.35% 2/15/25	70,000	73,291
✱Lincoln National 4.00% 9/1/23	500,000	529,314
Loews
4.13% 5/15/43	200,000	206,821
6.00% 2/1/35	100,000	124,682
Manulife Financial
μ4.06% 2/24/32	250,000	255,139
4.15% 3/4/26	100,000	107,904
5.38% 3/4/46	100,000	122,570
Markel
5.00% 4/5/46	250,000	267,828
5.00% 5/20/49	65,000	70,673
Marsh & McLennan
2.75% 1/30/22	60,000	60,585
3.30% 3/14/23	100,000	102,856
3.50% 3/10/25	150,000	156,065
3.75% 3/14/26	75,000	79,204
3.88% 3/15/24	100,000	106,189
4.20% 3/1/48	100,000	105,774
4.35% 1/30/47	45,000	48,866

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan (continued)
4.38% 3/15/29	195,000	$ 215,320
4.75% 3/15/39	55,000	63,200
4.80% 7/15/21	100,000	104,004
4.90% 3/15/49	90,000	106,758
Mercury General 4.40% 3/15/27	50,000	51,297
MetLife
3.00% 3/1/25	150,000	154,856
4.05% 3/1/45	150,000	162,645
4.37% 9/15/23	367,000	397,099
4.60% 5/13/46	200,000	231,694
4.88% 11/13/43	200,000	238,076
5.70% 6/15/35	50,000	64,089
5.88% 2/6/41	100,000	131,541
6.38% 6/15/34	100,000	138,030
6.40% 12/15/36	100,000	114,499
6.50% 12/15/32	100,000	136,313
10.75% 8/1/69	150,000	238,030
Old Republic International 4.88% 10/1/24	100,000	108,448
PartnerRe Finance B 5.50% 6/1/20	100,000	102,882
Primerica 4.75% 7/15/22	100,000	105,335
Principal Financial Group
3.10% 11/15/26	300,000	302,900
3.40% 5/15/25	100,000	103,449
3.70% 5/15/29	50,000	52,308
Progressive
3.75% 8/23/21	100,000	103,359
4.13% 4/15/47	200,000	221,861
4.20% 3/15/48	150,000	169,456
4.35% 4/25/44	250,000	283,148
Prudential Financial
3.88% 3/27/28	100,000	108,807
3.91% 12/7/47	563,000	588,782
3.94% 12/7/49	302,000	317,355
4.35% 2/25/50	250,000	280,696
4.42% 3/27/48	100,000	113,238
μ4.50% 9/15/47	215,000	215,460
μ5.20% 3/15/44	100,000	104,188
5.70% 12/14/36	350,000	447,143
6.63% 6/21/40	200,000	280,918
Reinsurance Group of America
3.95% 9/15/26	30,000	31,340
4.70% 9/15/23	150,000	162,454
RenaissanceRe Finance 3.45% 7/1/27	130,000	132,667
Renaissancere Holdings 3.60% 4/15/29	100,000	102,741
Sompo International Holdings 4.70% 10/15/22	100,000	103,998
Swiss Re America Holding 7.00% 2/15/26	100,000	121,919
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Transatlantic Holdings 8.00% 11/30/39	100,000	$ 143,699
Travelers
3.75% 5/15/46	50,000	53,476
3.90% 11/1/20	100,000	102,248
4.00% 5/30/47	80,000	88,609
4.05% 3/7/48	200,000	222,238
4.10% 3/4/49	100,000	113,070
4.60% 8/1/43	250,000	296,622
6.25% 6/15/37	100,000	137,862
6.75% 6/20/36	100,000	142,526
Trinity Acquisition 4.40% 3/15/26	100,000	106,447
Unum Group
3.00% 5/15/21	30,000	30,170
4.00% 6/15/29	145,000	149,143
5.75% 8/15/42	50,000	57,847
Voya Financial
3.65% 6/15/26	100,000	102,552
4.80% 6/15/46	60,000	67,175
5.70% 7/15/43	100,000	123,481
Willis North America
3.60% 5/15/24	100,000	103,361
4.50% 9/15/28	150,000	161,575
5.05% 9/15/48	150,000	166,093
XLIT 5.25% 12/15/43	200,000	242,388
		24,060,209
Internet–0.28%
Alibaba Group Holding
3.40% 12/6/27	210,000	213,537
3.60% 11/28/24	633,000	660,750
4.00% 12/6/37	100,000	102,435
4.20% 12/6/47	400,000	421,267
4.40% 12/6/57	200,000	213,556
Alphabet
2.00% 8/15/26	250,000	243,666
3.38% 2/25/24	200,000	211,396
3.63% 5/19/21	100,000	103,035
Amazon.com
1.90% 8/21/20	60,000	59,878
2.40% 2/22/23	595,000	601,181
2.80% 8/22/24	75,000	77,519
3.15% 8/22/27	500,000	526,043
3.80% 12/5/24	500,000	538,562
3.88% 8/22/37	115,000	126,991
4.05% 8/22/47	635,000	722,059
4.25% 8/22/57	205,000	236,695
5.20% 12/3/25	100,000	116,893
Baidu
3.50% 11/28/22	200,000	204,704
3.88% 9/29/23	200,000	207,539
4.13% 6/30/25	200,000	210,424
4.38% 3/29/28	200,000	211,155

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Booking Holdings
2.75% 3/15/23	150,000	$ 152,208
3.55% 3/15/28	150,000	156,473
3.60% 6/1/26	200,000	211,063
eBay
2.60% 7/15/22	250,000	250,626
2.88% 8/1/21	350,000	353,050
3.25% 10/15/20	100,000	100,900
3.80% 3/9/22	150,000	155,346
Expedia Group
3.80% 2/15/28	100,000	101,880
4.50% 8/15/24	200,000	212,911
5.95% 8/15/20	100,000	103,623
JD.com 3.88% 4/29/26	200,000	199,578
		8,006,943
Investment Company Security–0.02%
Ares Capital
3.50% 2/10/23	150,000	149,372
3.63% 1/19/22	150,000	151,630
4.20% 6/10/24	60,000	60,775
4.25% 3/1/25	100,000	101,312
Owl Rock Capital 5.25% 4/15/24	60,000	62,227
		525,316
Iron & Steel–0.09%
ArcelorMittal
4.55% 3/11/26	100,000	105,788
5.25% 8/5/20	145,000	148,721
5.50% 3/1/21	115,000	119,754
6.13% 6/1/25	80,000	91,013
6.25% 2/25/22	105,000	113,956
7.00% 10/15/39	115,000	136,676
Nucor
3.95% 5/1/28	100,000	108,173
4.00% 8/1/23	139,000	147,336
4.13% 9/15/22	100,000	105,512
4.40% 5/1/48	100,000	109,599
5.20% 8/1/43	100,000	119,101
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	157,596
Vale Overseas
4.38% 1/11/22	80,000	82,821
6.25% 8/10/26	300,000	342,285
6.88% 11/21/36	350,000	422,188
6.88% 11/10/39	170,000	204,884
		2,515,403
Leisure Time–0.01%
Carnival 3.95% 10/15/20	133,000	135,708
Harley-Davidson
3.50% 7/28/25	50,000	50,377
4.63% 7/28/45	50,000	50,569
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time (continued)
Royal Caribbean Cruises
2.65% 11/28/20	55,000	$ 55,158
3.70% 3/15/28	90,000	90,745
		382,557
Lodging–0.05%
Hyatt Hotels
4.38% 9/15/28	100,000	105,886
4.85% 3/15/26	50,000	54,447
Marriott International
2.30% 1/15/22	100,000	99,709
2.88% 3/1/21	100,000	100,697
3.13% 6/15/26	100,000	100,114
3.38% 10/15/20	208,000	209,860
3.60% 4/15/24	75,000	78,224
3.75% 10/1/25	50,000	52,081
4.00% 4/15/28	100,000	105,427
Sands China
4.60% 8/8/23	200,000	210,607
5.40% 8/8/28	200,000	217,712
		1,334,764
Machinery Construction & Mining–0.12%
ABB Finance USA
2.88% 5/8/22	250,000	254,329
3.38% 4/3/23	100,000	103,541
3.80% 4/3/28	100,000	107,915
4.38% 5/8/42	187,000	211,690
Caterpillar
2.60% 6/26/22	50,000	50,519
3.80% 8/15/42	168,000	179,960
3.90% 5/27/21	150,000	154,755
4.75% 5/15/64	250,000	296,314
6.05% 8/15/36	200,000	265,255
Caterpillar Financial Services
1.70% 8/9/21	250,000	247,453
1.85% 9/4/20	330,000	328,908
2.40% 8/9/26	100,000	97,832
2.55% 11/29/22	200,000	202,520
2.85% 5/17/24	150,000	153,053
2.90% 3/15/21	150,000	151,778
3.15% 9/7/21	80,000	81,619
3.25% 12/1/24	150,000	156,305
3.35% 12/7/20	100,000	101,568
3.65% 12/7/23	100,000	105,586
Oshkosh 4.60% 5/15/28	100,000	105,715
		3,356,615
Machinery Diversified–0.17%
CNH Industrial 3.85% 11/15/27	105,000	104,926
CNH Industrial Capital
3.88% 10/15/21	60,000	61,320
4.20% 1/15/24	100,000	104,151

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
CNH Industrial Capital (continued)
4.38% 11/6/20	90,000	$ 91,863
4.38% 4/5/22	75,000	78,082
4.88% 4/1/21	75,000	77,778
Crane
4.20% 3/15/48	100,000	98,947
4.45% 12/15/23	100,000	106,450
Cummins
3.65% 10/1/23	139,000	146,549
4.88% 10/1/43	64,000	75,402
Deere & Co.
2.60% 6/8/22	100,000	101,226
3.90% 6/9/42	150,000	163,780
5.38% 10/16/29	100,000	122,854
Dover
4.30% 3/1/21	100,000	102,728
5.38% 3/1/41	100,000	117,315
Flowserve 4.00% 11/15/23	64,000	65,305
John Deere Capital
2.15% 9/8/22	150,000	150,174
2.35% 1/8/21	100,000	100,332
2.60% 3/7/24	165,000	166,897
2.65% 1/6/22	250,000	252,779
2.65% 6/24/24	115,000	116,549
2.65% 6/10/26	100,000	101,030
2.70% 1/6/23	100,000	101,958
2.80% 3/6/23	200,000	204,448
2.80% 9/8/27	100,000	101,506
2.95% 4/1/22	115,000	117,358
3.05% 1/6/28	100,000	103,490
3.13% 9/10/21	135,000	137,784
3.45% 1/10/24	100,000	105,108
3.45% 3/13/25	250,000	263,757
3.45% 3/7/29	120,000	127,620
Nvent Finance
3.95% 4/15/23	100,000	101,471
4.55% 4/15/28	100,000	101,691
Rockwell Automation
3.50% 3/1/29	85,000	90,404
4.20% 3/1/49	70,000	78,239
Roper Technologies
2.80% 12/15/21	50,000	50,348
3.00% 12/15/20	200,000	201,507
3.65% 9/15/23	150,000	156,347
3.80% 12/15/26	55,000	57,482
3.85% 12/15/25	100,000	104,843
4.20% 9/15/28	95,000	101,808
Xylem
3.25% 11/1/26	55,000	55,429
4.38% 11/1/46	50,000	53,132
		4,922,167
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.87%
CBS
2.50% 2/15/23	250,000	$ 248,826
2.90% 1/15/27	100,000	97,108
3.38% 3/1/22	100,000	102,356
3.38% 2/15/28	145,000	144,535
4.00% 1/15/26	255,000	267,044
4.85% 7/1/42	150,000	158,185
4.90% 8/15/44	125,000	133,043
7.88% 7/30/30	200,000	272,210
Charter Communications Operating
3.58% 7/23/20	305,000	307,793
3.75% 2/15/28	100,000	100,799
4.20% 3/15/28	150,000	155,954
4.46% 7/23/22	500,000	525,572
4.50% 2/1/24	200,000	213,294
4.91% 7/23/25	850,000	923,523
5.05% 3/30/29	100,000	110,557
5.13% 7/1/49	200,000	205,012
5.38% 4/1/38	250,000	268,143
5.38% 5/1/47	275,000	290,644
5.75% 4/1/48	225,000	249,236
6.38% 10/23/35	190,000	223,452
6.48% 10/23/45	565,000	666,689
Comcast
1.63% 1/15/22	150,000	148,194
2.35% 1/15/27	105,000	102,494
2.75% 3/1/23	300,000	304,621
3.13% 7/15/22	100,000	102,914
3.15% 3/1/26	350,000	362,538
3.15% 2/15/28	150,000	154,092
3.20% 7/15/36	150,000	145,954
3.30% 10/1/20	150,000	152,088
3.30% 2/1/27	250,000	260,360
3.38% 2/15/25	425,000	445,225
3.38% 8/15/25	65,000	68,038
3.40% 7/15/46	110,000	105,659
3.45% 10/1/21	145,000	149,243
3.55% 5/1/28	150,000	158,072
3.70% 4/15/24	195,000	207,102
3.90% 3/1/38	150,000	158,200
3.95% 10/15/25	300,000	323,920
3.97% 11/1/47	362,000	379,753
4.00% 8/15/47	150,000	158,380
4.00% 3/1/48	150,000	158,918
4.00% 11/1/49	79,000	83,440
4.05% 11/1/52	258,000	272,496
4.15% 10/15/28	235,000	259,222
4.20% 8/15/34	83,000	92,160
4.25% 10/15/30	165,000	184,299
4.25% 1/15/33	200,000	224,546
4.40% 8/15/35	192,000	214,173
4.60% 10/15/38	195,000	223,662
4.60% 8/15/45	77,000	87,647
4.65% 7/15/42	24,000	27,657

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
4.70% 10/15/48	190,000	$ 222,848
4.75% 3/1/44	350,000	408,767
4.95% 10/15/58	190,000	232,254
6.40% 5/15/38	57,000	77,139
6.50% 11/15/35	200,000	271,380
7.05% 3/15/33	500,000	701,016
Discovery Communications
2.95% 3/20/23	125,000	126,226
3.30% 5/15/22	150,000	152,749
3.50% 6/15/22	100,000	101,904
3.80% 3/13/24	100,000	103,856
3.90% 11/15/24	150,000	156,789
3.95% 6/15/25	100,000	103,712
3.95% 3/20/28	200,000	206,075
4.13% 5/15/29	70,000	72,969
4.38% 6/15/21	100,000	103,544
4.88% 4/1/43	100,000	99,475
4.90% 3/11/26	100,000	109,614
5.20% 9/20/47	215,000	227,599
5.30% 5/15/49	65,000	70,054
6.35% 6/1/40	150,000	176,449
Fox
3.67% 1/25/22	50,000	51,690
4.03% 1/25/24	100,000	106,435
4.71% 1/25/29	105,000	117,563
5.48% 1/25/39	75,000	88,653
5.58% 1/25/49	90,000	110,267
Grupo Televisa
4.63% 1/30/26	200,000	209,874
6.63% 1/15/40	100,000	120,303
8.50% 3/11/32	200,000	265,889
NBCUniversal Media
2.88% 1/15/23	575,000	587,748
4.38% 4/1/21	200,000	207,470
4.45% 1/15/43	675,000	745,465
5.95% 4/1/41	200,000	263,055
Thomson Reuters
3.35% 5/15/26	55,000	55,272
4.30% 11/23/23	200,000	212,978
Time Warner Cable
4.00% 9/1/21	200,000	205,343
5.50% 9/1/41	100,000	105,044
5.88% 11/15/40	100,000	108,371
6.55% 5/1/37	200,000	231,424
6.75% 6/15/39	450,000	522,893
7.30% 7/1/38	150,000	182,298
Time Warner Entertainment
8.38% 3/15/23	250,000	296,427
8.38% 7/15/33	200,000	269,710
Viacom
3.88% 4/1/24	200,000	208,527
4.38% 3/15/43	477,000	467,591
5.85% 9/1/43	150,000	176,789
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Viacom (continued)
6.88% 4/30/36	125,000	$ 158,593
Walt Disney
1.85% 7/30/26	95,000	92,150
2.15% 9/17/20	100,000	100,050
2.30% 2/12/21	200,000	200,809
2.35% 12/1/22	300,000	302,302
2.45% 3/4/22	70,000	70,604
2.95% 6/15/27	200,000	208,923
3.00% 2/13/26	300,000	312,505
3.00% 7/30/46	50,000	47,161
3.15% 9/17/25	100,000	105,251
3.38% 11/15/26	60,000	62,966
3.70% 10/15/25	40,000	42,895
3.70% 12/1/42	150,000	159,072
3.75% 6/1/21	200,000	205,937
4.13% 12/1/41	100,000	111,261
4.13% 6/1/44	83,000	94,580
4.50% 2/15/21	150,000	155,718
4.75% 9/15/44	60,000	73,368
4.75% 11/15/46	50,000	61,684
4.95% 10/15/45	30,000	37,238
5.65% 8/15/20	300,000	311,497
6.15% 3/1/37	30,000	40,809
6.15% 2/15/41	150,000	208,906
6.40% 12/15/35	300,000	409,568
6.65% 11/15/37	175,000	251,758
6.90% 8/15/39	100,000	147,575
		24,993,720
Metal Fabricate & Hardware–0.03%
Precision Castparts
2.50% 1/15/23	200,000	201,444
3.25% 6/15/25	100,000	104,600
3.90% 1/15/43	50,000	52,476
4.38% 6/15/45	100,000	113,518
Timken 3.88% 9/1/24	70,000	72,355
Valmont Industries
5.00% 10/1/44	100,000	100,471
5.25% 10/1/54	100,000	99,696
		744,560
Mining–0.15%
Barrick Gold 5.25% 4/1/42	300,000	352,460
Barrick North America Finance 5.75% 5/1/43	150,000	187,745
Barrick PD Australia Finance 5.95% 10/15/39	100,000	122,801
BHP Billiton Finance USA
4.13% 2/24/42	125,000	138,291
5.00% 9/30/43	500,000	627,209
Kinross Gold 4.50% 7/15/27	400,000	405,000
Newmont Goldcorp Corp. 3.70% 3/15/23	200,000	207,588

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Newmont Mining
3.50% 3/15/22	150,000	$ 153,579
4.88% 3/15/42	400,000	448,386
6.25% 10/1/39	100,000	128,785
Rio Tinto Alcan 6.13% 12/15/33	150,000	201,172
Rio Tinto Finance USA
3.75% 6/15/25	250,000	268,845
4.13% 8/21/42	150,000	166,622
5.20% 11/2/40	100,000	124,940
7.13% 7/15/28	75,000	100,335
Southern Copper
3.50% 11/8/22	89,000	90,878
5.25% 11/8/42	150,000	165,065
5.88% 4/23/45	69,000	81,504
6.75% 4/16/40	110,000	139,212
7.50% 7/27/35	200,000	263,000
Yamana Gold 4.95% 7/15/24	50,000	52,728
		4,426,145
Miscellaneous Manufacturing–0.31%
3M
2.00% 8/7/20	100,000	99,913
2.00% 6/26/22	400,000	399,806
2.25% 3/15/23	70,000	70,169
2.75% 3/1/22	65,000	66,095
2.88% 10/15/27	150,000	151,292
3.00% 8/7/25	100,000	103,070
3.25% 2/14/24	100,000	104,537
3.38% 3/1/29	100,000	105,484
3.63% 10/15/47	150,000	151,076
3.88% 6/15/44	150,000	155,066
4.00% 9/14/48	65,000	70,415
Carlisle
3.50% 12/1/24	95,000	97,269
3.75% 12/1/27	100,000	101,956
Eaton
2.75% 11/2/22	250,000	253,394
3.10% 9/15/27	100,000	101,625
3.92% 9/15/47	100,000	101,582
4.15% 11/2/42	150,000	158,920
General Electric
2.70% 10/9/22	400,000	399,710
3.45% 5/15/24	800,000	819,442
4.13% 10/9/42	311,000	287,045
4.50% 3/11/44	700,000	680,252
5.30% 2/11/21	900,000	932,756
5.88% 1/14/38	272,000	307,530
6.75% 3/15/32	224,000	276,195
6.88% 1/10/39	201,000	252,422
Hexcel
3.95% 2/15/27	50,000	51,069
4.70% 8/15/25	50,000	54,224
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Illinois Tool Works
2.65% 11/15/26	150,000	$ 151,677
3.38% 9/15/21	60,000	61,501
3.90% 9/1/42	150,000	163,897
4.88% 9/15/41	100,000	121,369
Ingersoll-Rand Global Holding
2.90% 2/21/21	100,000	100,712
3.75% 8/21/28	100,000	104,563
4.25% 6/15/23	250,000	266,163
4.30% 2/21/48	100,000	104,619
5.75% 6/15/43	100,000	123,560
Parker-Hannifin
2.70% 6/14/24	35,000	35,463
3.25% 6/14/29	55,000	57,164
3.30% 11/21/24	60,000	62,344
4.00% 6/14/49	55,000	58,451
4.20% 11/21/34	140,000	153,211
6.25% 5/15/38	550,000	731,844
Textron
3.38% 3/1/28	50,000	50,229
3.65% 3/15/27	50,000	51,258
3.88% 3/1/25	170,000	178,035
		8,928,374
Office Furnishings–0.00%
Steelcase 5.13% 1/18/29	100,000	109,183
		109,183
Oil & Gas–1.50%
Anadarko Finance 7.50% 5/1/31	250,000	331,788
Anadarko Petroleum
5.55% 3/15/26	400,000	449,885
6.45% 9/15/36	250,000	307,769
7.95% 6/15/39	200,000	275,325
Apache
3.25% 4/15/22	191,000	193,904
4.25% 1/15/30	100,000	103,333
4.25% 1/15/44	100,000	90,623
4.38% 10/15/28	150,000	156,887
4.75% 4/15/43	200,000	195,432
5.10% 9/1/40	350,000	354,403
5.25% 2/1/42	100,000	102,499
5.35% 7/1/49	100,000	106,256
BP Capital Markets
2.11% 9/16/21	250,000	249,629
2.52% 9/19/22	150,000	151,251
2.75% 5/10/23	250,000	252,921
3.02% 1/16/27	250,000	255,553
3.12% 5/4/26	75,000	76,492
3.22% 11/28/23	150,000	154,831
3.25% 5/6/22	200,000	205,999
3.28% 9/19/27	150,000	155,203
3.41% 2/11/26	200,000	209,773

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets (continued)
3.54% 11/4/24	100,000	$ 105,558
3.72% 11/28/28	90,000	96,333
3.79% 2/6/24	280,000	296,668
3.99% 9/26/23	250,000	266,133
4.23% 11/6/28	700,000	775,542
4.74% 3/11/21	500,000	520,615
Canadian Natural Resources
2.95% 1/15/23	200,000	202,116
3.80% 4/15/24	43,000	44,989
3.85% 6/1/27	250,000	259,777
3.90% 2/1/25	200,000	208,952
4.95% 6/1/47	100,000	114,558
5.85% 2/1/35	200,000	232,616
6.25% 3/15/38	150,000	185,458
Cenovus Energy
3.00% 8/15/22	150,000	150,709
4.25% 4/15/27	250,000	259,193
5.25% 6/15/37	105,000	109,998
5.40% 6/15/47	200,000	217,381
Chevron
2.10% 5/16/21	200,000	200,240
2.36% 12/5/22	500,000	502,663
2.50% 3/3/22	200,000	202,114
2.57% 5/16/23	200,000	203,240
2.90% 3/3/24	150,000	155,052
2.95% 5/16/26	200,000	206,587
3.19% 6/24/23	200,000	207,710
3.33% 11/17/25	150,000	158,525
Cimarex Energy
3.90% 5/15/27	215,000	221,131
4.38% 3/15/29	50,000	53,206
CNOOC Finance 2013
3.00% 5/9/23	250,000	252,463
4.25% 5/9/43	400,000	430,197
CNOOC Finance 2015 Australia 4.20% 5/5/45	200,000	216,067
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	206,369
Concho Resources
3.75% 10/1/27	95,000	98,388
4.30% 8/15/28	100,000	107,768
4.38% 1/15/25	100,000	103,966
4.85% 8/15/48	75,000	84,464
4.88% 10/1/47	75,000	84,071
Conco Phillips Canada Funding 7.20% 8/15/31	100,000	140,203
ConocoPhillips
4.30% 11/15/44	150,000	166,425
4.95% 3/15/26	250,000	285,748
5.95% 3/15/46	100,000	138,180
6.50% 2/1/39	380,000	534,322
ConocoPhillips Holding 6.95% 4/15/29	200,000	269,106
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Continental Resources
3.80% 6/1/24	155,000	$ 159,539
4.38% 1/15/28	155,000	163,261
4.50% 4/15/23	225,000	236,596
4.90% 6/1/44	110,000	115,813
5.00% 9/15/22	244,000	246,255
Devon Energy
3.25% 5/15/22	250,000	254,812
4.00% 7/15/21	100,000	102,615
4.75% 5/15/42	100,000	109,707
5.00% 6/15/45	70,000	80,423
5.60% 7/15/41	100,000	118,901
5.85% 12/15/25	150,000	177,837
Ecopetrol
4.13% 1/16/25	500,000	518,750
5.38% 6/26/26	210,000	231,819
5.88% 9/18/23	200,000	221,660
5.88% 5/28/45	155,000	171,996
Encana 3.90% 11/15/21	600,000	614,792
EOG Resources
2.63% 3/15/23	150,000	151,859
3.15% 4/1/25	250,000	256,797
3.90% 4/1/35	150,000	157,878
4.15% 1/15/26	100,000	108,978
EQT
2.50% 10/1/20	70,000	69,832
3.00% 10/1/22	70,000	69,484
3.90% 10/1/27	200,000	190,064
4.88% 11/15/21	100,000	104,615
Equinor
2.45% 1/17/23	200,000	201,342
2.65% 1/15/24	100,000	101,453
3.15% 1/23/22	200,000	204,778
3.63% 9/10/28	150,000	161,332
3.95% 5/15/43	250,000	270,976
4.80% 11/8/43	150,000	181,852
5.10% 8/17/40	200,000	249,718
Exxon Mobil
2.22% 3/1/21	105,000	105,324
2.73% 3/1/23	170,000	173,733
3.04% 3/1/26	750,000	777,933
3.57% 3/6/45	800,000	840,678
4.11% 3/1/46	165,000	190,126
Hess
4.30% 4/1/27	150,000	155,726
5.60% 2/15/41	200,000	215,453
5.80% 4/1/47	150,000	166,787
7.13% 3/15/33	100,000	122,658
7.30% 8/15/31	250,000	307,133
Husky Energy
3.95% 4/15/22	150,000	155,324
4.00% 4/15/24	50,000	52,142
4.40% 4/15/29	150,000	159,003
Kerr-McGee 6.95% 7/1/24	100,000	117,266

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Marathon Oil
2.80% 11/1/22	125,000	$ 125,621
4.40% 7/15/27	500,000	530,948
6.60% 10/1/37	100,000	123,720
Marathon Petroleum
3.63% 9/15/24	250,000	258,952
3.80% 4/1/28	120,000	122,074
4.50% 4/1/48	50,000	50,324
4.75% 12/15/23	150,000	161,911
5.13% 3/1/21	135,000	141,105
5.13% 12/15/26	150,000	164,010
6.50% 3/1/41	145,000	181,344
Nexen Energy
6.40% 5/15/37	150,000	200,416
7.50% 7/30/39	200,000	303,124
Noble Energy
3.85% 1/15/28	150,000	153,090
4.15% 12/15/21	100,000	103,229
5.05% 11/15/44	300,000	319,598
6.00% 3/1/41	135,000	154,743
Occidental Petroleum
2.70% 2/15/23	200,000	201,833
3.00% 2/15/27	250,000	247,357
3.13% 2/15/22	150,000	152,373
3.40% 4/15/26	180,000	183,531
3.50% 6/15/25	100,000	103,328
4.20% 3/15/48	150,000	151,837
4.40% 4/15/46	250,000	259,013
Petro-Canada
5.95% 5/15/35	200,000	249,335
6.80% 5/15/38	100,000	136,905
9.25% 10/15/21	50,000	57,332
Petroleos Mexicanos
2.38% 4/15/25	114,000	114,998
3.50% 1/30/23	200,000	190,280
4.50% 1/23/26	250,000	230,170
4.63% 9/21/23	300,000	295,503
4.88% 1/24/22	650,000	650,000
4.88% 1/18/24	500,000	489,975
5.35% 2/12/28	145,000	132,327
5.38% 3/13/22	700,000	708,785
5.50% 1/21/21	400,000	405,400
5.63% 1/23/46	500,000	405,250
6.35% 2/12/48	90,000	77,602
6.38% 1/23/45	609,000	526,024
6.50% 3/13/27	700,000	692,930
6.50% 1/23/29	190,000	184,300
6.50% 6/2/41	800,000	711,600
6.63% 6/15/35	250,000	232,187
6.75% 9/21/47	300,000	267,900
Phillips 66
3.90% 3/15/28	200,000	210,335
4.65% 11/15/34	350,000	390,145
4.88% 11/15/44	180,000	202,065
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Phillips 66 (continued)
5.88% 5/1/42	250,000	$ 309,910
Pioneer Natural Resources
3.45% 1/15/21	100,000	101,333
3.95% 7/15/22	100,000	104,073
4.45% 1/15/26	100,000	108,337
Shell International Finance
1.75% 9/12/21	150,000	148,808
1.88% 5/10/21	200,000	199,181
2.25% 11/10/20	150,000	150,249
2.38% 8/21/22	250,000	251,370
2.50% 9/12/26	150,000	149,245
2.88% 5/10/26	400,000	409,386
3.25% 5/11/25	650,000	682,533
3.75% 9/12/46	150,000	159,057
4.00% 5/10/46	350,000	385,795
4.13% 5/11/35	156,000	173,674
4.38% 5/11/45	167,000	192,515
4.55% 8/12/43	600,000	703,764
5.50% 3/25/40	100,000	129,561
6.38% 12/15/38	300,000	422,759
Suncor Energy
3.60% 12/1/24	250,000	261,007
4.00% 11/15/47	70,000	72,669
6.50% 6/15/38	250,000	335,448
6.85% 6/1/39	100,000	138,625
7.15% 2/1/32	25,000	33,695
Total Capital
3.88% 10/11/28	200,000	220,050
4.13% 1/28/21	100,000	103,108
Total Capital Canada 2.75% 7/15/23	300,000	305,504
Total Capital International
2.70% 1/25/23	200,000	203,177
2.88% 2/17/22	200,000	203,579
3.46% 2/19/29	200,000	213,154
3.70% 1/15/24	100,000	106,170
Valero Energy
3.65% 3/15/25	100,000	103,818
4.00% 4/1/29	100,000	104,787
4.35% 6/1/28	175,000	186,814
4.90% 3/15/45	150,000	165,523
6.63% 6/15/37	300,000	380,593
7.50% 4/15/32	100,000	136,287
		43,209,964
Oil & Gas Services–0.10%
Baker Hughes a GE Co.
2.77% 12/15/22	200,000	202,292
3.34% 12/15/27	250,000	251,924
4.08% 12/15/47	200,000	193,932
5.13% 9/15/40	200,000	220,663
Halliburton
3.25% 11/15/21	200,000	204,020

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Halliburton (continued)
3.80% 11/15/25	290,000	$ 304,315
4.75% 8/1/43	200,000	210,489
4.85% 11/15/35	100,000	106,803
5.00% 11/15/45	283,000	309,226
7.45% 9/15/39	200,000	275,279
National Oilwell Varco
2.60% 12/1/22	200,000	199,877
3.95% 12/1/42	150,000	130,249
Schlumberger Investment 3.65% 12/1/23	204,000	214,768
TechnipFMC 3.45% 10/1/22	100,000	102,095
		2,925,932
Packaging & Containers–0.06%
Bemis 4.50% 10/15/21	300,000	311,750
Packaging Corporation of America
2.45% 12/15/20	105,000	104,948
3.40% 12/15/27	70,000	70,855
3.90% 6/15/22	50,000	51,911
4.50% 11/1/23	150,000	160,713
Sonoco Products 5.75% 11/1/40	100,000	116,964
WestRock MWV 8.20% 1/15/30	150,000	202,319
WestRock RKT 4.90% 3/1/22	200,000	211,496
WRKCo
3.00% 9/15/24	100,000	101,034
3.75% 3/15/25	100,000	103,820
3.90% 6/1/28	50,000	51,448
4.00% 3/15/28	100,000	103,926
4.20% 6/1/32	50,000	51,699
		1,642,883
Pharmaceuticals–1.49%
AbbVie
2.30% 5/14/21	200,000	198,857
2.85% 5/14/23	150,000	151,429
2.90% 11/6/22	500,000	503,684
3.20% 11/6/22	225,000	228,480
3.20% 5/14/26	200,000	202,354
3.60% 5/14/25	600,000	620,410
4.30% 5/14/36	150,000	150,589
4.40% 11/6/42	300,000	296,263
4.45% 5/14/46	200,000	196,753
4.50% 5/14/35	600,000	619,953
4.70% 5/14/45	665,000	678,089
Allergan Finance
3.25% 10/1/22	250,000	253,192
3.45% 3/15/22	500,000	510,693
3.80% 3/15/25	500,000	519,243
4.55% 3/15/35	250,000	252,820
4.63% 10/1/42	125,000	124,913
4.85% 6/15/44	150,000	155,984
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AmerisourceBergen
3.40% 5/15/24	250,000	$ 257,513
3.45% 12/15/27	100,000	101,974
4.30% 12/15/47	100,000	97,179
AstraZeneca
2.38% 11/16/20	250,000	250,120
2.38% 6/12/22	150,000	150,494
3.13% 6/12/27	150,000	153,487
3.38% 11/16/25	250,000	261,805
3.50% 8/17/23	100,000	104,365
4.00% 1/17/29	105,000	114,830
4.00% 9/18/42	150,000	158,395
4.38% 11/16/45	95,000	105,444
4.38% 8/17/48	125,000	140,902
6.45% 9/15/37	450,000	615,522
Bristol-Myers Squibb
2.00% 8/1/22	100,000	99,383
2.55% 5/14/21	100,000	100,756
2.60% 5/16/22	150,000	151,962
2.90% 7/26/24	220,000	225,309
3.20% 6/15/26	120,000	124,784
3.25% 8/1/42	100,000	93,794
3.40% 7/26/29	265,000	277,683
4.25% 10/26/49	210,000	232,480
4.50% 3/1/44	500,000	567,788
Bristol-Myers Squibb 4.13% 6/15/39	85,000	91,833
Cardinal Health
2.62% 6/15/22	150,000	150,959
3.08% 6/15/24	100,000	100,743
3.20% 3/15/23	100,000	101,343
3.41% 6/15/27	250,000	249,652
3.50% 11/15/24	300,000	308,235
3.75% 9/15/25	100,000	103,886
4.37% 6/15/47	100,000	91,721
4.63% 12/15/20	100,000	102,912
4.90% 9/15/45	100,000	99,302
Cigna
3.20% 9/17/20	250,000	252,362
3.40% 9/17/21	120,000	122,380
3.75% 7/15/23	275,000	286,506
4.13% 11/15/25	90,000	95,921
4.38% 10/15/28	200,000	215,959
4.80% 8/15/38	145,000	156,557
4.90% 12/15/48	145,000	157,904
CVS Health
2.13% 6/1/21	550,000	546,533
2.75% 12/1/22	200,000	200,786
2.80% 7/20/20	600,000	601,647
2.88% 6/1/26	250,000	245,351
3.35% 3/9/21	685,000	694,743
3.50% 7/20/22	200,000	205,609
3.88% 7/20/25	400,000	418,007
4.00% 12/5/23	200,000	209,460

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health (continued)
4.10% 3/25/25	500,000	$ 527,699
4.13% 5/15/21	100,000	102,747
4.30% 3/25/28	1,330,000	1,403,653
4.78% 3/25/38	810,000	846,316
4.88% 7/20/35	225,000	235,909
5.05% 3/25/48	1,085,000	1,157,434
5.13% 7/20/45	215,000	229,630
Eli Lilly & Co.
2.35% 5/15/22	75,000	75,609
3.10% 5/15/27	98,000	102,452
3.38% 3/15/29	160,000	170,754
3.88% 3/15/39	250,000	270,989
3.95% 5/15/47	107,000	115,682
3.95% 3/15/49	250,000	271,044
4.15% 3/15/59	250,000	274,838
5.50% 3/15/27	100,000	119,821
Express Scripts Holding
3.00% 7/15/23	150,000	151,943
3.30% 2/25/21	40,000	40,544
3.40% 3/1/27	105,000	106,578
3.90% 2/15/22	450,000	465,166
4.50% 2/25/26	150,000	161,997
4.75% 11/15/21	200,000	210,067
4.80% 7/15/46	485,000	516,251
6.13% 11/15/41	300,000	367,111
GlaxoSmithKline Capital
2.85% 5/8/22	250,000	254,298
2.88% 6/1/22	200,000	203,562
3.00% 6/1/24	140,000	144,417
3.13% 5/14/21	495,000	503,526
3.38% 6/1/29	165,000	174,671
3.63% 5/15/25	110,000	117,018
5.38% 4/15/34	100,000	126,580
6.38% 5/15/38	450,000	632,453
Johnson & Johnson
1.65% 3/1/21	150,000	149,184
1.95% 11/10/20	50,000	50,054
2.05% 3/1/23	150,000	149,739
2.25% 3/3/22	200,000	201,433
2.45% 12/5/21	150,000	151,608
2.45% 3/1/26	150,000	150,946
2.63% 1/15/25	150,000	153,051
2.90% 1/15/28	150,000	154,372
2.95% 9/1/20	100,000	101,093
2.95% 3/3/27	200,000	206,827
3.40% 1/15/38	150,000	156,505
3.50% 1/15/48	95,000	100,370
3.55% 5/15/21	100,000	102,824
3.55% 3/1/36	70,000	74,166
3.63% 3/3/37	627,000	671,510
3.70% 3/1/46	80,000	86,639
3.75% 3/3/47	200,000	218,865
4.38% 12/5/33	183,000	215,024
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
4.85% 5/15/41	100,000	$ 123,579
5.85% 7/15/38	100,000	136,152
McKesson
2.70% 12/15/22	100,000	100,492
3.80% 3/15/24	200,000	210,083
4.75% 5/30/29	200,000	217,958
Mead Johnson Nutrition
3.00% 11/15/20	95,000	95,890
4.13% 11/15/25	95,000	102,875
5.90% 11/1/39	50,000	65,489
Merck & Co.
2.40% 9/15/22	150,000	151,435
2.75% 2/10/25	400,000	412,253
2.80% 5/18/23	250,000	256,197
2.90% 3/7/24	90,000	93,047
3.40% 3/7/29	200,000	213,058
3.60% 9/15/42	100,000	102,416
3.88% 1/15/21	400,000	409,335
3.90% 3/7/39	200,000	218,451
4.00% 3/7/49	135,000	150,292
4.15% 5/18/43	242,000	268,617
Mylan
3.15% 6/15/21	250,000	250,135
3.75% 12/15/20	100,000	100,965
3.95% 6/15/26	250,000	241,965
4.55% 4/15/28	150,000	147,240
5.20% 4/15/48	150,000	138,748
5.25% 6/15/46	160,000	149,501
5.40% 11/29/43	133,000	124,048
Novartis Capital
2.40% 5/17/22	200,000	201,763
2.40% 9/21/22	250,000	252,325
3.00% 11/20/25	250,000	258,470
3.10% 5/17/27	125,000	129,672
3.40% 5/6/24	250,000	263,077
3.70% 9/21/42	150,000	157,454
4.00% 11/20/45	250,000	275,783
4.40% 5/6/44	250,000	293,057
Perrigo Finance Unlimited 4.38% 3/15/26	200,000	200,568
Pfizer
1.95% 6/3/21	150,000	149,676
2.20% 12/15/21	150,000	150,191
2.75% 6/3/26	150,000	152,234
2.80% 3/11/22	65,000	66,173
2.95% 3/15/24	150,000	154,747
3.00% 9/15/21	110,000	112,238
3.00% 6/15/23	200,000	205,789
3.00% 12/15/26	450,000	464,655
3.20% 9/15/23	150,000	156,027
3.40% 5/15/24	400,000	421,017
3.45% 3/15/29	250,000	264,866
3.60% 9/15/28	250,000	266,569

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer (continued)
3.90% 3/15/39	50,000	$ 54,139
4.00% 12/15/36	100,000	109,183
4.00% 3/15/49	200,000	218,368
4.10% 9/15/38	150,000	165,723
4.20% 9/15/48	100,000	112,830
7.20% 3/15/39	300,000	457,270
Sanofi
3.38% 6/19/23	150,000	156,474
3.63% 6/19/28	150,000	161,444
4.00% 3/29/21	325,000	334,896
Shire Acquisitions Investments Ireland
2.40% 9/23/21	500,000	499,558
2.88% 9/23/23	300,000	303,141
3.20% 9/23/26	300,000	302,770
Takeda Pharmaceutical 5.00% 11/26/28	200,000	226,845
Wyeth
5.95% 4/1/37	350,000	464,557
6.00% 2/15/36	100,000	131,511
6.50% 2/1/34	100,000	139,735
Zoetis
3.00% 9/12/27	100,000	100,001
3.25% 8/20/21	25,000	25,395
3.25% 2/1/23	163,000	166,473
3.45% 11/13/20	75,000	75,967
3.90% 8/20/28	50,000	53,328
3.95% 9/12/47	100,000	102,402
4.45% 8/20/48	50,000	55,237
4.50% 11/13/25	200,000	219,630
4.70% 2/1/43	150,000	169,758
		42,918,162
Pipelines–1.00%
Andeavor Logistics
3.50% 12/1/22	40,000	40,979
4.25% 12/1/27	50,000	52,907
5.20% 12/1/47	90,000	95,652
Boardwalk Pipelines
3.38% 2/1/23	100,000	101,092
4.45% 7/15/27	70,000	71,640
4.95% 12/15/24	50,000	53,359
5.95% 6/1/26	50,000	55,673
Buckeye Partners
3.95% 12/1/26	35,000	31,048
4.88% 2/1/21	260,000	264,246
5.85% 11/15/43	500,000	419,791
Columbia Pipeline Group
4.50% 6/1/25	250,000	269,255
5.80% 6/1/45	100,000	117,586
Enable Midstream Partners
3.90% 5/15/24	200,000	202,802
4.40% 3/15/27	100,000	100,876
5.00% 5/15/44	70,000	65,425
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enbridge
2.90% 7/15/22	200,000	$ 203,024
3.50% 6/10/24	100,000	103,458
3.70% 7/15/27	200,000	206,738
4.00% 10/1/23	150,000	157,712
4.25% 12/1/26	100,000	108,778
4.50% 6/10/44	100,000	106,248
5.50% 12/1/46	100,000	124,044
Enbridge Energy Partners 7.50% 4/15/38	300,000	422,053
Energy Transfer Operating
3.60% 2/1/23	100,000	102,274
4.05% 3/15/25	100,000	104,163
4.15% 10/1/20	150,000	152,605
4.20% 9/15/23	50,000	52,455
4.20% 4/15/27	150,000	156,017
4.75% 1/15/26	400,000	428,976
4.95% 6/15/28	75,000	82,069
5.15% 3/15/45	150,000	152,765
5.20% 2/1/22	250,000	264,182
5.30% 4/15/47	150,000	156,712
5.80% 6/15/38	100,000	111,441
5.95% 10/1/43	125,000	137,748
6.13% 12/15/45	400,000	453,859
6.50% 2/1/42	150,000	177,621
7.50% 7/1/38	200,000	254,657
Energy Transfer Partners 6.00% 6/15/48	100,000	114,308
Enterprise Products Operating
2.85% 4/15/21	355,000	357,819
3.13% 7/31/29	150,000	150,640
3.35% 3/15/23	350,000	360,167
3.50% 2/1/22	75,000	77,021
3.70% 2/15/26	150,000	158,882
3.75% 2/15/25	340,000	359,925
3.90% 2/15/24	200,000	211,995
3.95% 2/15/27	245,000	262,706
4.05% 2/15/22	100,000	104,070
4.15% 10/16/28	100,000	108,938
4.20% 1/31/50	100,000	102,693
4.25% 2/15/48	90,000	93,367
4.45% 2/15/43	125,000	130,784
4.80% 2/1/49	100,000	111,133
4.85% 8/15/42	200,000	218,815
4.85% 3/15/44	125,000	138,546
4.90% 5/15/46	100,000	112,338
5.20% 9/1/20	100,000	103,237
5.70% 2/15/42	150,000	181,121
5.95% 2/1/41	100,000	122,812
6.13% 10/15/39	50,000	61,767
7.55% 4/15/38	100,000	138,660
EQM Midstream Partners
4.00% 8/1/24	55,000	54,819
4.13% 12/1/26	65,000	62,936

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
EQM Midstream Partners (continued)
4.75% 7/15/23	100,000	$ 104,057
5.50% 7/15/28	45,000	47,408
6.50% 7/15/48	100,000	105,187
Kinder Morgan
3.15% 1/15/23	250,000	254,483
4.30% 6/1/25	200,000	213,818
4.30% 3/1/28	200,000	214,545
5.20% 3/1/48	150,000	169,696
Kinder Morgan Energy Partners
3.50% 3/1/21	520,000	528,244
3.50% 9/1/23	500,000	514,807
3.95% 9/1/22	100,000	104,141
5.00% 8/15/42	500,000	529,114
5.00% 3/1/43	250,000	262,626
5.30% 9/15/20	250,000	258,401
5.80% 3/15/35	150,000	173,224
6.50% 9/1/39	100,000	123,277
6.55% 9/15/40	200,000	247,963
7.75% 3/15/32	200,000	270,207
Magellan Midstream Partners
4.20% 10/3/47	100,000	101,306
4.25% 2/1/21	150,000	154,203
4.25% 9/15/46	180,000	185,918
5.00% 3/1/26	100,000	111,188
MPLX
3.38% 3/15/23	275,000	281,513
4.00% 3/15/28	175,000	181,400
4.13% 3/1/27	165,000	172,864
4.50% 4/15/38	290,000	293,277
4.70% 4/15/48	115,000	117,959
4.88% 12/1/24	500,000	544,266
4.90% 4/15/58	50,000	50,810
5.20% 3/1/47	165,000	177,616
ONEOK
4.00% 7/13/27	85,000	88,419
4.55% 7/15/28	150,000	162,960
4.95% 7/13/47	100,000	105,499
5.20% 7/15/48	75,000	82,766
ONEOK Partners
3.38% 10/1/22	150,000	152,467
4.90% 3/15/25	100,000	108,777
6.13% 2/1/41	100,000	117,980
6.20% 9/15/43	178,000	210,870
6.65% 10/1/36	100,000	122,670
Phillips 66 Partners
3.55% 10/1/26	100,000	101,902
3.75% 3/1/28	50,000	51,026
4.68% 2/15/45	40,000	41,467
4.90% 10/1/46	100,000	106,715
Plains All American Pipeline
4.30% 1/31/43	100,000	90,473
4.50% 12/15/26	100,000	106,540
4.65% 10/15/25	200,000	213,469
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Plains All American Pipeline (continued)
4.70% 6/15/44	600,000	$ 579,038
5.15% 6/1/42	200,000	199,666
6.65% 1/15/37	125,000	145,386
Sabine Pass Liquefaction
4.20% 3/15/28	70,000	73,752
5.63% 2/1/21	400,000	415,596
5.63% 3/1/25	545,000	610,813
5.75% 5/15/24	545,000	606,462
Southern Natural Gas 4.40% 6/15/21	300,000	309,659
Spectra Energy Partners
3.38% 10/15/26	145,000	148,007
4.50% 3/15/45	50,000	52,906
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	203,440
3.90% 7/15/26	100,000	102,200
4.00% 10/1/27	245,000	252,637
4.40% 4/1/21	100,000	102,960
5.30% 4/1/44	200,000	206,085
5.40% 10/1/47	245,000	260,618
5.95% 12/1/25	100,000	113,967
TC PipeLines 4.38% 3/13/25	150,000	158,165
Tennessee Gas Pipeline 7.63% 4/1/37	150,000	200,857
TransCanada PipeLines
2.50% 8/1/22	150,000	149,957
3.75% 10/16/23	150,000	156,384
3.80% 10/1/20	100,000	101,691
4.25% 5/15/28	150,000	162,296
4.63% 3/1/34	200,000	222,356
4.75% 5/15/38	150,000	164,689
4.88% 1/15/26	100,000	110,452
4.88% 5/15/48	150,000	167,825
6.10% 6/1/40	100,000	123,896
7.25% 8/15/38	100,000	139,057
7.63% 1/15/39	250,000	360,665
Transcontinental Gas Pipe Line
4.00% 3/15/28	100,000	104,462
4.45% 8/1/42	100,000	103,567
4.60% 3/15/48	100,000	106,275
Valero Energy Partners
4.38% 12/15/26	85,000	91,275
4.50% 3/15/28	100,000	106,141
Western Gas Partners
3.95% 6/1/25	150,000	149,274
4.00% 7/1/22	150,000	152,003
4.50% 3/1/28	40,000	39,973
4.75% 8/15/28	60,000	60,746
5.30% 3/1/48	100,000	92,928
5.45% 4/1/44	100,000	94,618
5.50% 8/15/48	60,000	57,034
Williams
3.75% 6/15/27	250,000	258,340

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams (continued)
4.85% 3/1/48	70,000	$ 74,985
Williams Companies
3.70% 1/15/23	65,000	67,222
3.90% 1/15/25	725,000	760,848
4.00% 11/15/21	100,000	103,208
4.30% 3/4/24	195,000	206,985
5.75% 6/24/44	95,000	111,028
6.30% 4/15/40	470,000	571,888
Williams Partners 4.55% 6/24/24	245,000	264,167
		28,597,396
Private Equity–0.01%
Brookfield Asset Management 4.00% 1/15/25	150,000	156,426
		156,426
Real Estate–0.01%
CBRE Services 4.88% 3/1/26	300,000	326,794
		326,794
Real Estate Investment Trusts–0.87%
Alexandria Real Estate Equities
3.45% 4/30/25	100,000	102,990
3.95% 1/15/27	25,000	26,249
3.95% 1/15/28	100,000	105,256
4.30% 1/15/26	250,000	267,960
4.50% 7/30/29	110,000	121,179
American Campus Communities Operating Partnership
3.35% 10/1/20	100,000	101,080
3.63% 11/15/27	55,000	56,154
4.13% 7/1/24	100,000	105,577
American Tower
2.25% 1/15/22	200,000	199,001
2.95% 1/15/25	100,000	100,844
3.00% 6/15/23	100,000	101,041
3.13% 1/15/27	200,000	198,596
3.38% 10/15/26	200,000	203,628
3.45% 9/15/21	250,000	255,457
3.50% 1/31/23	250,000	258,262
3.60% 1/15/28	100,000	101,886
3.80% 8/15/29	65,000	67,140
4.00% 6/1/25	100,000	105,528
4.70% 3/15/22	225,000	238,050
5.00% 2/15/24	100,000	110,165
5.90% 11/1/21	65,000	69,974
AvalonBay Communities
2.90% 10/15/26	50,000	50,614
3.20% 1/15/28	85,000	87,932
3.30% 6/1/29	60,000	62,488
3.45% 6/1/25	100,000	104,927
3.50% 11/15/24	200,000	210,141
3.50% 11/15/25	50,000	52,604
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
AvalonBay Communities (continued)
3.90% 10/15/46	50,000	$ 52,584
4.15% 7/1/47	50,000	54,748
Boston Properties
2.75% 10/1/26	300,000	295,586
3.20% 1/15/25	100,000	102,152
3.65% 2/1/26	100,000	103,983
3.85% 2/1/23	125,000	130,536
4.13% 5/15/21	250,000	257,288
4.50% 12/1/28	70,000	77,781
5.63% 11/15/20	150,000	155,782
Boston Properties 3.40% 6/21/29	150,000	153,835
Brandywine Operating Partnership
3.95% 2/15/23	50,000	51,879
3.95% 11/15/27	50,000	51,598
Brixmor Operating Partnership
3.25% 9/15/23	150,000	151,294
3.85% 2/1/25	70,000	72,173
3.88% 8/15/22	95,000	97,609
3.90% 3/15/27	100,000	102,162
4.13% 6/15/26	50,000	51,726
Camden Property Trust 3.15% 7/1/29	125,000	127,152
CC Holdings GS V 3.85% 4/15/23	150,000	156,821
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	98,907
Corporate Office Properties 3.70% 6/15/21	150,000	151,518
Crown Castle International
3.15% 7/15/23	110,000	112,207
3.20% 9/1/24	105,000	107,300
3.40% 2/15/21	140,000	141,957
3.65% 9/1/27	140,000	144,300
3.70% 6/15/26	365,000	379,372
3.80% 2/15/28	150,000	155,915
4.00% 3/1/27	40,000	42,018
4.45% 2/15/26	365,000	394,021
4.75% 5/15/47	25,000	26,986
5.20% 2/15/49	100,000	115,203
CubeSmart
3.13% 9/1/26	50,000	49,487
4.38% 12/15/23	65,000	68,789
4.38% 2/15/29	30,000	32,033
Digital Realty Trust
2.75% 2/1/23	50,000	49,985
3.60% 7/1/29	65,000	65,993
3.70% 8/15/27	100,000	102,870
3.95% 7/1/22	150,000	156,384
4.75% 10/1/25	100,000	109,685
Duke Realty
3.75% 12/1/24	250,000	261,778

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Duke Realty (continued)
4.38% 6/15/22	100,000	$ 105,212
EPR Properties
4.50% 6/1/27	100,000	104,409
4.75% 12/15/26	100,000	105,895
4.95% 4/15/28	100,000	107,654
5.75% 8/15/22	100,000	107,313
ERP Operating
2.85% 11/1/26	140,000	141,655
3.00% 7/1/29	100,000	101,351
3.38% 6/1/25	100,000	104,685
4.15% 12/1/28	100,000	110,698
4.50% 7/1/44	150,000	170,592
4.50% 6/1/45	50,000	57,240
4.63% 12/15/21	90,000	94,707
4.75% 7/15/20	100,000	101,732
Essex Portfolio
3.25% 5/1/23	100,000	101,935
3.38% 4/15/26	50,000	51,146
3.63% 5/1/27	200,000	207,904
4.00% 3/1/29	100,000	106,630
Federal Realty Investment Trust
3.25% 7/15/27	100,000	102,173
4.50% 12/1/44	100,000	111,075
GLP Capital
4.88% 11/1/20	210,000	214,171
5.25% 6/1/25	75,000	80,542
5.38% 11/1/23	75,000	80,695
5.38% 4/15/26	145,000	157,173
5.75% 6/1/28	75,000	82,929
HCP
3.88% 8/15/24	200,000	209,816
4.00% 12/1/22	150,000	157,112
4.00% 6/1/25	250,000	264,561
4.25% 11/15/23	186,000	197,676
Healthcare Trust of America Holdings
2.95% 7/1/22	50,000	50,376
3.38% 7/15/21	100,000	101,617
3.50% 8/1/26	35,000	35,389
3.75% 7/1/27	50,000	51,579
Highwoods Realty
3.20% 6/15/21	200,000	201,475
3.88% 3/1/27	60,000	61,589
4.20% 4/15/29	100,000	104,559
Hospitality Properties Trust
4.25% 2/15/21	50,000	50,570
4.50% 6/15/23	100,000	103,621
4.95% 2/15/27	70,000	70,547
5.00% 8/15/22	300,000	314,710
5.25% 2/15/26	50,000	51,395
Host Hotels & Resorts
4.75% 3/1/23	150,000	159,014
5.25% 3/15/22	100,000	105,607
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Hudson Pacific Properties
3.95% 11/1/27	25,000	$ 25,473
4.65% 4/1/29	100,000	107,481
Kilroy Realty
3.45% 12/15/24	100,000	102,956
4.25% 8/15/29	150,000	159,451
Kimco Realty
2.70% 3/1/24	100,000	99,856
2.80% 10/1/26	100,000	97,729
3.20% 5/1/21	150,000	151,836
3.30% 2/1/25	120,000	122,280
3.40% 11/1/22	50,000	51,455
3.80% 4/1/27	100,000	104,056
4.13% 12/1/46	100,000	99,489
4.45% 9/1/47	100,000	104,769
Kite Realty Group
4.00% 10/1/26	50,000	48,456
4.13% 6/15/22	50,000	52,128
Liberty Property
4.38% 2/1/29	125,000	135,410
4.40% 2/15/24	100,000	106,949
Life Storage 4.00% 6/15/29	100,000	102,711
LifeStorage 3.50% 7/1/26	100,000	100,084
Mid-America Apartments
3.75% 6/15/24	100,000	104,142
4.00% 11/15/25	50,000	52,964
4.20% 6/15/28	100,000	107,476
4.30% 10/15/23	50,000	53,194
National Retail Properties
3.30% 4/15/23	100,000	102,249
3.60% 12/15/26	100,000	102,934
4.00% 11/15/25	65,000	68,629
Office Properties Income Trust 4.25% 5/15/24	250,000	249,330
Omega Healthcare Investors
4.38% 8/1/23	50,000	51,975
4.50% 4/1/27	200,000	209,316
4.95% 4/1/24	57,000	60,381
5.25% 1/15/26	100,000	108,358
Physicians Realty
3.95% 1/15/28	100,000	100,654
4.30% 3/15/27	50,000	51,665
Prologis
3.75% 11/1/25	45,000	48,141
3.88% 9/15/28	65,000	70,502
4.25% 8/15/23	150,000	160,462
4.38% 9/15/48	50,000	57,834
Public Storage
2.37% 9/15/22	50,000	50,316
3.09% 9/15/27	60,000	61,384
3.39% 5/1/29	65,000	67,951
Realty Income
3.25% 10/15/22	100,000	102,633
3.25% 6/15/29	250,000	254,964

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Realty Income (continued)
3.65% 1/15/28	100,000	$ 105,068
3.88% 7/15/24	65,000	68,974
4.65% 8/1/23	100,000	108,110
4.65% 3/15/47	100,000	116,045
Regency Centers
3.60% 2/1/27	160,000	165,409
4.13% 3/15/28	100,000	106,964
4.40% 2/1/47	165,000	178,495
Sabra Health Care LP 4.80% 6/1/24	50,000	51,500
Simon Property Group
2.35% 1/30/22	100,000	100,161
2.50% 9/1/20	100,000	100,294
2.63% 6/15/22	200,000	201,974
3.25% 11/30/26	100,000	103,396
3.38% 10/1/24	100,000	104,303
3.38% 6/15/27	200,000	208,836
4.13% 12/1/21	300,000	312,079
4.25% 11/30/46	100,000	110,991
6.75% 2/1/40	300,000	429,195
SITE Centers
4.25% 2/1/26	100,000	104,078
4.70% 6/1/27	100,000	107,304
SL Green Operating Partnership 3.25% 10/15/22	60,000	60,824
SL Green Realty 4.50% 12/1/22	100,000	105,022
Spirit Realty 4.00% 7/15/29	45,000	45,457
STORE Capital
4.50% 3/15/28	50,000	52,738
4.63% 3/15/29	100,000	106,523
Tanger Properties
3.13% 9/1/26	50,000	47,730
3.88% 7/15/27	100,000	99,644
UDR
2.95% 9/1/26	50,000	49,753
3.20% 1/15/30	100,000	99,700
3.50% 1/15/28	100,000	102,549
4.00% 10/1/25	50,000	53,192
4.63% 1/10/22	100,000	104,656
Ventas Realty
3.13% 6/15/23	30,000	30,577
3.75% 5/1/24	150,000	157,350
3.85% 4/1/27	100,000	103,913
4.00% 3/1/28	100,000	105,102
4.13% 1/15/26	156,000	165,197
4.25% 3/1/22	200,000	208,914
4.40% 1/15/29	150,000	163,050
4.88% 4/15/49	50,000	55,221
VEREIT Operating Partnership
3.95% 8/15/27	80,000	82,511
4.13% 6/1/21	60,000	61,595
4.60% 2/6/24	75,000	79,690
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
VEREIT Operating Partnership (continued)
4.88% 6/1/26	95,000	$ 102,811
Vornado Realty 3.50% 1/15/25	100,000	102,139
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	103,653
Weingarten Realty Investors 3.38% 10/15/22	150,000	152,456
Welltower
3.95% 9/1/23	50,000	52,633
4.25% 4/1/26	200,000	213,309
4.25% 4/15/28	50,000	53,512
4.50% 1/15/24	250,000	268,630
4.95% 9/1/48	50,000	55,876
5.25% 1/15/22	100,000	106,384
6.50% 3/15/41	250,000	319,826
Weyerhaeuser
4.63% 9/15/23	250,000	269,193
4.70% 3/15/21	100,000	103,161
7.38% 3/15/32	250,000	349,771
WP Carey
4.25% 10/1/26	100,000	104,302
4.60% 4/1/24	100,000	105,633
		24,936,245
Retail–0.76%
Advance Auto Parts
4.50% 1/15/22	100,000	103,971
4.50% 12/1/23	100,000	107,368
AutoNation
3.35% 1/15/21	50,000	50,472
3.50% 11/15/24	100,000	100,168
3.80% 11/15/27	100,000	98,117
4.50% 10/1/25	45,000	46,654
AutoZone
2.88% 1/15/23	100,000	101,089
3.13% 4/18/24	100,000	102,484
3.13% 4/21/26	75,000	75,780
3.75% 6/1/27	150,000	156,943
3.75% 4/18/29	100,000	104,079
4.00% 11/15/20	75,000	76,416
Costco Wholesale
2.25% 2/15/22	100,000	100,557
2.30% 5/18/22	250,000	251,624
3.00% 5/18/27	250,000	258,810
Darden Restaurants 4.55% 2/15/48	35,000	35,213
Dollar General
3.25% 4/15/23	200,000	205,574
3.88% 4/15/27	100,000	103,960
4.13% 5/1/28	70,000	74,565
4.15% 11/1/25	75,000	80,258
Dollar Tree
3.70% 5/15/23	155,000	160,145

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Dollar Tree (continued)
4.00% 5/15/25	150,000	$ 156,487
4.20% 5/15/28	165,000	171,025
Home Depot
2.00% 4/1/21	250,000	249,982
2.13% 9/15/26	155,000	151,826
2.70% 4/1/23	150,000	153,412
2.80% 9/14/27	200,000	203,043
2.95% 6/15/29	90,000	92,441
3.00% 4/1/26	125,000	129,508
3.25% 3/1/22	90,000	92,917
3.35% 9/15/25	265,000	280,251
3.50% 9/15/56	135,000	133,486
3.75% 2/15/24	200,000	213,642
3.90% 12/6/28	60,000	66,085
3.90% 6/15/47	150,000	162,596
4.20% 4/1/43	150,000	167,091
4.25% 4/1/46	100,000	112,996
4.40% 4/1/21	100,000	103,511
4.50% 12/6/48	200,000	236,428
4.88% 2/15/44	96,000	116,540
5.40% 9/15/40	100,000	125,926
5.88% 12/16/36	350,000	464,991
5.95% 4/1/41	100,000	135,775
Kohl's
4.25% 7/17/25	50,000	52,031
5.55% 7/17/45	50,000	50,166
Lowe's
3.10% 5/3/27	250,000	254,088
3.12% 4/15/22	100,000	102,006
3.38% 9/15/25	120,000	124,798
3.65% 4/5/29	170,000	177,659
3.70% 4/15/46	200,000	188,657
3.88% 9/15/23	200,000	210,893
4.05% 5/3/47	147,000	146,102
4.25% 9/15/44	250,000	254,258
4.38% 9/15/45	45,000	46,961
4.55% 4/5/49	65,000	69,893
4.65% 4/15/42	100,000	106,971
Macy's Retail Holdings
2.88% 2/15/23	100,000	97,991
3.45% 1/15/21	100,000	100,450
3.63% 6/1/24	150,000	147,483
4.38% 9/1/23	90,000	92,059
McDonald's
2.63% 1/15/22	100,000	101,140
3.25% 6/10/24	300,000	312,458
3.35% 4/1/23	155,000	160,985
3.38% 5/26/25	150,000	157,074
3.50% 3/1/27	150,000	157,663
3.63% 5/20/21	100,000	102,564
3.63% 5/1/43	100,000	96,394
3.80% 4/1/28	200,000	214,930
4.45% 3/1/47	225,000	247,121
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
McDonald's (continued)
4.45% 9/1/48	40,000	$ 43,929
4.60% 5/26/45	94,000	103,990
4.70% 12/9/35	270,000	308,013
4.88% 12/9/45	275,000	316,156
6.30% 3/1/38	50,000	65,204
Nordstrom
4.00% 3/15/27	60,000	60,825
5.00% 1/15/44	281,000	262,604
O'Reilly Automotive
3.55% 3/15/26	150,000	154,788
3.60% 9/1/27	100,000	102,909
3.80% 9/1/22	100,000	103,884
3.90% 6/1/29	100,000	104,962
4.35% 6/1/28	100,000	108,212
4.88% 1/14/21	45,000	46,420
Starbucks
2.10% 2/4/21	60,000	59,816
2.20% 11/22/20	40,000	39,944
2.45% 6/15/26	100,000	99,058
2.70% 6/15/22	100,000	101,380
3.10% 3/1/23	150,000	154,385
3.50% 3/1/28	150,000	157,152
3.55% 8/15/29	200,000	209,594
3.75% 12/1/47	70,000	68,974
3.80% 8/15/25	150,000	160,214
3.85% 10/1/23	100,000	105,499
4.00% 11/15/28	150,000	163,625
4.30% 6/15/45	105,000	109,201
4.45% 8/15/49	200,000	219,340
4.50% 11/15/48	80,000	87,968
Target
2.50% 4/15/26	100,000	100,707
2.90% 1/15/22	300,000	306,742
3.38% 4/15/29	200,000	212,352
3.63% 4/15/46	290,000	297,947
3.88% 7/15/20	100,000	101,826
3.90% 11/15/47	150,000	161,902
4.00% 7/1/42	150,000	163,203
TJX
2.25% 9/15/26	250,000	245,535
2.50% 5/15/23	100,000	101,329
Walgreen 3.10% 9/15/22	150,000	152,646
Walgreens Boots Alliance
3.45% 6/1/26	45,000	45,467
3.80% 11/18/24	700,000	727,635
4.65% 6/1/46	40,000	39,787
4.80% 11/18/44	500,000	503,123
Walmart
1.90% 12/15/20	150,000	149,780
2.35% 12/15/22	150,000	151,786
2.55% 4/11/23	300,000	304,526
2.65% 12/15/24	1,150,000	1,175,694
2.85% 7/8/24	115,000	118,895

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Walmart (continued)
3.05% 7/8/26	85,000	$ 89,117
3.13% 6/23/21	300,000	306,649
3.25% 7/8/29	80,000	84,418
3.40% 6/26/23	350,000	368,102
3.55% 6/26/25	250,000	267,335
3.63% 12/15/47	70,000	74,954
3.70% 6/26/28	400,000	436,865
3.95% 6/28/38	130,000	145,020
4.05% 6/29/48	200,000	229,480
5.00% 10/25/40	1,000,000	1,239,401
		21,707,270
Savings & Loans–0.01%
People's United Financial 3.65% 12/6/22	150,000	154,505
		154,505
Semiconductors–0.44%
Analog Devices
2.50% 12/5/21	60,000	60,196
2.95% 1/12/21	100,000	100,942
3.13% 12/5/23	150,000	153,574
3.50% 12/5/26	150,000	152,993
3.90% 12/15/25	60,000	63,426
5.30% 12/15/45	100,000	115,709
Applied Materials
2.63% 10/1/20	100,000	100,568
3.30% 4/1/27	80,000	83,150
3.90% 10/1/25	70,000	75,191
4.35% 4/1/47	70,000	78,311
5.10% 10/1/35	70,000	84,944
5.85% 6/15/41	350,000	452,164
Broadcom
2.20% 1/15/21	200,000	198,330
2.65% 1/15/23	200,000	197,311
3.00% 1/15/22	350,000	351,041
3.13% 4/15/21	100,000	100,681
3.13% 1/15/25	145,000	141,817
3.50% 1/15/28	400,000	380,107
3.63% 1/15/24	350,000	353,556
3.63% 10/15/24	250,000	251,420
3.88% 1/15/27	750,000	735,615
4.25% 4/15/26	250,000	253,930
4.75% 4/15/29	500,000	513,862
Intel
1.70% 5/19/21	100,000	99,271
2.35% 5/11/22	200,000	201,666
2.45% 7/29/20	480,000	481,078
2.60% 5/19/26	150,000	151,132
2.70% 12/15/22	150,000	152,723
2.88% 5/11/24	400,000	411,995
3.30% 10/1/21	254,000	261,211
3.70% 7/29/25	365,000	391,657
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Intel (continued)
3.73% 12/8/47	200,000	$ 209,474
4.00% 12/15/32	250,000	281,755
4.10% 5/19/46	150,000	164,330
KLA-Tencor 4.65% 11/1/24	300,000	328,958
Lam Research
2.80% 6/15/21	150,000	151,190
3.75% 3/15/26	100,000	105,304
4.00% 3/15/29	85,000	90,727
4.88% 3/15/49	50,000	55,144
Marvell Technology Group
4.20% 6/22/23	100,000	104,207
4.88% 6/22/28	100,000	106,102
Maxim Integrated Products 3.38% 3/15/23	100,000	102,140
Micron Technology
4.64% 2/6/24	30,000	31,302
4.98% 2/6/26	100,000	105,183
5.33% 2/6/29	100,000	106,110
5.50% 2/1/25	100,000	103,375
NVIDIA
2.20% 9/16/21	120,000	119,737
3.20% 9/16/26	200,000	204,746
NXP
4.88% 3/1/24	100,000	107,297
5.35% 3/1/26	100,000	110,866
5.55% 12/1/28	65,000	73,018
QUALCOMM
2.60% 1/30/23	300,000	301,243
2.90% 5/20/24	200,000	203,295
3.00% 5/20/22	300,000	305,690
3.25% 5/20/27	200,000	204,196
3.45% 5/20/25	300,000	311,656
4.65% 5/20/35	200,000	223,653
4.80% 5/20/45	200,000	224,784
Texas Instruments
2.25% 5/1/23	250,000	250,640
2.63% 5/15/24	48,000	48,915
2.75% 3/12/21	75,000	75,861
3.88% 3/15/39	55,000	60,129
4.15% 5/15/48	300,000	340,895
Xilinx
2.95% 6/1/24	100,000	101,538
3.00% 3/15/21	200,000	201,777
		12,664,808
Software–0.68%
Activision Blizzard
2.30% 9/15/21	95,000	94,854
2.60% 6/15/22	50,000	50,443
3.40% 9/15/26	100,000	101,507
3.40% 6/15/27	45,000	45,252
4.50% 6/15/47	60,000	62,246
Adobe 3.25% 2/1/25	95,000	99,137

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Autodesk
3.50% 6/15/27	100,000	$ 101,158
4.38% 6/15/25	100,000	106,415
Broadridge Financial Solutions 3.95% 9/1/20	100,000	101,681
CA
3.60% 8/1/20	50,000	50,340
4.70% 3/15/27	100,000	102,128
Cadence Design Systems 4.38% 10/15/24	75,000	79,842
Citrix Systems 4.50% 12/1/27	100,000	103,560
Electronic Arts
3.70% 3/1/21	100,000	101,824
4.80% 3/1/26	100,000	111,005
Fidelity National Information Services
3.00% 8/15/26	400,000	405,076
3.50% 4/15/23	164,000	169,631
3.63% 10/15/20	235,000	238,518
3.88% 6/5/24	28,000	29,619
4.25% 5/15/28	80,000	87,300
4.50% 10/15/22	40,000	42,462
4.50% 8/15/46	50,000	52,764
4.75% 5/15/48	100,000	111,777
5.00% 10/15/25	56,000	62,913
Fiserv
2.75% 7/1/24	300,000	303,020
3.20% 7/1/26	65,000	66,447
3.50% 10/1/22	150,000	154,619
3.50% 7/1/29	180,000	185,400
3.85% 6/1/25	150,000	158,891
4.40% 7/1/49	140,000	147,910
Microsoft
1.55% 8/8/21	500,000	495,911
2.00% 11/3/20	700,000	699,868
2.00% 8/8/23	250,000	249,732
2.38% 5/1/23	150,000	151,954
2.40% 2/6/22	200,000	202,174
2.40% 8/8/26	850,000	855,023
2.65% 11/3/22	200,000	204,522
2.88% 2/6/24	65,000	67,394
3.00% 10/1/20	300,000	303,776
3.13% 11/3/25	200,000	210,713
3.45% 8/8/36	250,000	264,943
3.50% 11/15/42	150,000	156,695
3.63% 12/15/23	300,000	319,416
3.70% 8/8/46	850,000	920,060
3.75% 2/12/45	500,000	544,766
3.95% 8/8/56	200,000	222,894
4.10% 2/6/37	200,000	228,523
4.20% 11/3/35	200,000	229,671
4.25% 2/6/47	200,000	236,000
4.45% 11/3/45	200,000	240,183
4.50% 10/1/40	100,000	118,932
4.50% 2/6/57	200,000	245,206
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
4.75% 11/3/55	200,000	$ 254,224
4.88% 12/15/43	800,000	1,006,053
5.20% 6/1/39	200,000	257,318
Oracle
1.90% 9/15/21	455,000	452,852
2.40% 9/15/23	150,000	150,310
2.50% 5/15/22	1,000,000	1,011,077
2.63% 2/15/23	70,000	71,112
2.95% 11/15/24	150,000	154,639
2.95% 5/15/25	500,000	514,934
3.25% 11/15/27	200,000	209,606
3.80% 11/15/37	90,000	95,646
3.85% 7/15/36	150,000	159,380
3.88% 7/15/20	100,000	101,771
3.90% 5/15/35	355,000	384,917
4.00% 7/15/46	150,000	161,073
4.00% 11/15/47	140,000	150,682
4.30% 7/8/34	700,000	797,711
4.38% 5/15/55	800,000	887,335
4.50% 7/8/44	500,000	565,950
5.38% 7/15/40	400,000	507,663
6.13% 7/8/39	150,000	205,932
6.50% 4/15/38	200,000	281,941
salesforce.com
3.25% 4/11/23	100,000	103,857
3.70% 4/11/28	100,000	107,905
VMware
2.30% 8/21/20	90,000	89,777
2.95% 8/21/22	105,000	105,884
3.90% 8/21/27	85,000	86,296
		19,571,940
Telecommunications–1.22%
America Movil
3.13% 7/16/22	200,000	204,732
4.38% 7/16/42	200,000	215,469
6.13% 11/15/37	150,000	194,011
6.13% 3/30/40	250,000	326,962
6.38% 3/1/35	25,000	32,689
AT&T
2.95% 7/15/26	125,000	124,322
3.00% 2/15/22	400,000	406,552
3.20% 3/1/22	100,000	102,166
3.40% 5/15/25	550,000	565,864
3.55% 6/1/24	200,000	208,273
3.80% 3/1/24	150,000	157,900
3.80% 2/15/27	105,000	109,446
3.88% 1/15/26	150,000	157,062
3.95% 1/15/25	225,000	237,788
4.10% 2/15/28	2,094,000	2,217,476
4.13% 2/17/26	550,000	585,518
4.25% 3/1/27	500,000	536,337
4.30% 2/15/30	1,286,000	1,377,642

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T (continued)
4.35% 3/1/29	370,000	$ 398,860
4.35% 6/15/45	532,000	532,733
4.45% 4/1/24	300,000	323,019
4.50% 5/15/35	220,000	230,657
4.50% 3/9/48	693,000	709,670
4.75% 5/15/46	665,000	703,378
4.85% 3/1/39	120,000	129,025
4.90% 6/15/42	200,000	212,347
5.15% 3/15/42	150,000	164,261
5.15% 11/15/46	516,000	571,428
5.25% 3/1/37	150,000	168,590
5.35% 9/1/40	338,000	382,193
5.45% 3/1/47	300,000	345,138
5.55% 8/15/41	40,000	46,249
5.70% 3/1/57	150,000	176,847
6.00% 8/15/40	200,000	238,093
6.10% 7/15/40	100,000	120,358
6.25% 3/29/41	400,000	490,556
6.35% 3/15/40	50,000	61,679
Bell Canada
4.30% 7/29/49	55,000	59,362
4.46% 4/1/48	100,000	109,545
British Telecommunications
4.50% 12/4/23	200,000	214,326
9.63% 12/15/30	350,000	528,209
Cisco Systems
1.85% 9/20/21	300,000	298,342
2.20% 2/28/21	150,000	150,136
2.50% 9/20/26	300,000	302,140
2.60% 2/28/23	150,000	152,363
2.90% 3/4/21	115,000	116,448
2.95% 2/28/26	150,000	154,770
3.00% 6/15/22	60,000	61,710
3.50% 6/15/25	45,000	47,874
3.63% 3/4/24	100,000	106,772
5.50% 1/15/40	200,000	264,104
5.90% 2/15/39	300,000	410,517
Corning
2.90% 5/15/22	150,000	151,997
4.25% 8/15/20	65,000	66,288
4.75% 3/15/42	250,000	275,243
5.75% 8/15/40	25,000	29,825
Deutsche Telekom International Finance 8.75% 6/15/30	460,000	662,826
Juniper Networks
4.60% 3/15/21	100,000	103,530
5.95% 3/15/41	100,000	109,192
Koninklijke KPN 8.38% 10/1/30	100,000	132,068
Motorola Solutions
3.50% 3/1/23	100,000	101,982
4.00% 9/1/24	250,000	260,509
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Motorola Solutions (continued)
4.60% 2/23/28	100,000	$ 105,008
4.60% 5/23/29	100,000	104,685
Orange
4.13% 9/14/21	100,000	104,018
5.38% 1/13/42	100,000	121,131
9.00% 3/1/31	400,000	610,310
Rogers Communications
2.90% 11/15/26	200,000	201,200
3.00% 3/15/23	125,000	127,489
3.63% 12/15/25	65,000	68,687
4.10% 10/1/23	300,000	319,277
4.30% 2/15/48	40,000	42,662
4.35% 5/1/49	155,000	167,999
4.50% 3/15/43	100,000	108,067
5.00% 3/15/44	100,000	115,640
7.50% 8/15/38	25,000	36,338
Telefonica Emisiones
4.67% 3/6/38	150,000	156,153
4.90% 3/6/48	200,000	211,561
5.21% 3/8/47	300,000	331,245
5.46% 2/16/21	140,000	146,746
5.52% 3/1/49	200,000	232,012
7.05% 6/20/36	175,000	229,407
Telefonica Europe 8.25% 9/15/30	200,000	280,760
TELUS
2.80% 2/16/27	100,000	98,397
3.70% 9/15/27	100,000	103,572
4.30% 6/15/49	200,000	213,233
4.60% 11/16/48	100,000	110,255
Verizon Communications
2.63% 8/15/26	230,000	228,706
3.50% 11/1/24	900,000	946,362
3.85% 11/1/42	650,000	665,499
3.88% 2/8/29	250,000	268,388
4.13% 3/16/27	200,000	217,705
4.13% 8/15/46	35,000	36,593
4.27% 1/15/36	904,000	980,655
4.33% 9/21/28	2,387,000	2,647,499
4.40% 11/1/34	600,000	666,168
4.50% 8/10/33	170,000	191,680
4.52% 9/15/48	1,324,000	1,485,697
4.81% 3/15/39	300,000	345,482
5.25% 3/16/37	600,000	718,677
5.50% 3/16/47	150,000	188,585
Vodafone Group
3.75% 1/16/24	340,000	355,728
4.13% 5/30/25	75,000	79,807
4.38% 5/30/28	175,000	189,334
4.38% 2/19/43	150,000	147,711
4.88% 6/19/49	200,000	210,997
5.00% 5/30/38	95,000	103,509
5.13% 6/19/59	200,000	213,991

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group (continued)
5.25% 5/30/48	200,000	$ 221,120
6.15% 2/27/37	700,000	851,571
7.88% 2/15/30	100,000	135,137
		35,077,821
Toys Games Hobbies–0.01%
Hasbro
3.15% 5/15/21	75,000	75,681
3.50% 9/15/27	60,000	60,942
5.10% 5/15/44	65,000	66,490
6.35% 3/15/40	65,000	77,039
		280,152
Transportation–0.57%
Burlington Northern Santa Fe
3.00% 4/1/25	250,000	257,467
3.05% 3/15/22	150,000	153,687
3.25% 6/15/27	100,000	105,269
3.45% 9/15/21	200,000	204,932
3.65% 9/1/25	100,000	106,645
3.85% 9/1/23	100,000	106,380
3.90% 8/1/46	105,000	113,152
4.05% 6/15/48	190,000	211,099
4.13% 6/15/47	100,000	111,230
4.15% 4/1/45	114,000	127,586
4.15% 12/15/48	40,000	45,302
4.40% 3/15/42	100,000	113,558
4.45% 3/15/43	100,000	114,985
4.70% 9/1/45	100,000	118,839
4.95% 9/15/41	100,000	119,922
5.05% 3/1/41	100,000	121,486
5.15% 9/1/43	150,000	186,641
5.75% 5/1/40	200,000	264,022
6.15% 5/1/37	100,000	134,596
Canadian National Railway
2.75% 3/1/26	50,000	50,422
2.95% 11/21/24	100,000	102,264
3.20% 8/2/46	100,000	98,038
3.65% 2/3/48	100,000	105,401
6.20% 6/1/36	100,000	136,191
6.25% 8/1/34	100,000	137,437
Canadian Pacific Railway
2.90% 2/1/25	150,000	154,174
4.45% 3/15/23	100,000	106,824
4.80% 9/15/35	65,000	73,836
4.80% 8/1/45	100,000	117,372
6.13% 9/15/15	65,000	89,185
7.13% 10/15/31	150,000	208,390
CH Robinson Worldwide 4.20% 4/15/28	100,000	107,207
CSX
3.25% 6/1/27	100,000	103,339
3.35% 11/1/25	250,000	262,010
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
CSX (continued)
3.70% 10/30/20	275,000	$ 279,493
3.70% 11/1/23	94,000	98,992
3.80% 3/1/28	100,000	107,597
3.80% 11/1/46	150,000	152,101
3.95% 5/1/50	90,000	93,021
4.10% 3/15/44	100,000	104,951
4.25% 3/15/29	150,000	167,206
4.25% 11/1/66	100,000	103,261
4.30% 3/1/48	100,000	108,443
4.40% 3/1/43	200,000	217,012
4.65% 3/1/68	100,000	107,896
5.50% 4/15/41	200,000	241,976
6.15% 5/1/37	120,000	155,144
6.22% 4/30/40	100,000	131,209
FedEx
2.63% 8/1/22	55,000	55,403
3.20% 2/1/25	200,000	206,511
3.25% 4/1/26	150,000	155,835
3.30% 3/15/27	100,000	102,613
3.40% 2/15/28	100,000	103,133
3.88% 8/1/42	100,000	94,116
4.00% 1/15/24	120,000	128,447
4.05% 2/15/48	100,000	96,307
4.10% 4/15/43	100,000	96,626
4.10% 2/1/45	200,000	191,255
4.40% 1/15/47	100,000	99,763
4.55% 4/1/46	150,000	153,663
4.75% 11/15/45	350,000	367,031
4.90% 1/15/34	60,000	69,915
JB Hunt Transport Services 3.88% 3/1/26	100,000	104,810
Kansas City Southern
4.30% 5/15/43	100,000	103,843
4.70% 5/1/48	100,000	112,199
4.95% 8/15/45	100,000	110,241
Kirby 4.20% 3/1/28	100,000	103,674
Norfolk Southern
2.90% 2/15/23	121,000	123,546
2.90% 6/15/26	165,000	167,612
3.00% 4/1/22	118,000	120,011
3.15% 6/1/27	50,000	51,303
3.25% 12/1/21	100,000	102,004
3.65% 8/1/25	50,000	52,765
3.80% 8/1/28	60,000	64,732
3.85% 1/15/24	150,000	158,385
3.94% 11/1/47	80,000	83,389
4.05% 8/15/52	132,000	137,800
4.15% 2/28/48	125,000	134,517
4.45% 6/15/45	100,000	111,434
4.65% 1/15/46	100,000	114,115
4.84% 10/1/41	111,000	128,759
5.10% 8/1/18	30,000	34,083

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Ryder System
2.25% 9/1/21	120,000	$ 119,658
2.80% 3/1/22	60,000	60,573
2.88% 9/1/20	50,000	50,264
2.88% 6/1/22	40,000	40,476
3.40% 3/1/23	100,000	102,810
3.45% 11/15/21	25,000	25,555
3.50% 6/1/21	50,000	51,025
3.65% 3/18/24	100,000	104,623
3.88% 12/1/23	100,000	104,928
Union Pacific
2.75% 3/1/26	250,000	251,369
3.20% 6/8/21	100,000	101,815
3.25% 1/15/25	495,000	512,894
3.25% 8/15/25	50,000	52,047
3.35% 8/15/46	150,000	142,205
3.38% 2/1/35	200,000	199,390
3.50% 6/8/23	150,000	156,462
3.60% 9/15/37	40,000	40,713
3.65% 2/15/24	185,000	194,381
3.75% 7/15/25	100,000	106,964
3.80% 10/1/51	332,000	334,255
3.88% 2/1/55	94,000	94,314
3.95% 9/10/28	115,000	125,936
4.00% 2/1/21	65,000	66,694
4.00% 4/15/47	100,000	105,622
4.05% 11/15/45	50,000	52,350
4.10% 9/15/67	65,000	65,102
4.16% 7/15/22	190,000	199,533
4.38% 9/10/38	75,000	83,236
4.38% 11/15/65	30,000	31,812
4.50% 9/10/48	90,000	102,552
4.80% 9/10/58	150,000	174,756
United Parcel Service
2.35% 5/16/22	250,000	251,602
2.40% 11/15/26	150,000	148,320
2.45% 10/1/22	125,000	126,382
3.13% 1/15/21	350,000	355,279
3.40% 3/15/29	65,000	68,776
3.40% 11/15/46	150,000	143,556
3.63% 10/1/42	75,000	75,152
3.75% 11/15/47	150,000	151,648
4.25% 3/15/49	100,000	109,863
4.88% 11/15/40	55,000	64,488
6.20% 1/15/38	255,000	346,378
		16,372,788
Trucking & Leasing–0.01%
GATX
3.25% 9/15/26	50,000	49,396
3.85% 3/30/27	50,000	51,055
4.55% 11/7/28	100,000	107,379
4.70% 4/1/29	50,000	55,206
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing (continued)
GATX (continued)
5.20% 3/15/44	50,000	$ 56,233
		319,269
Water–0.03%
American Water Capital
2.95% 9/1/27	180,000	181,376
3.75% 9/1/28	150,000	159,474
3.75% 9/1/47	250,000	253,728
4.00% 12/1/46	50,000	51,150
4.20% 9/1/48	100,000	107,966
4.30% 12/1/42	100,000	108,785
		862,479
Total Corporate Bonds (Cost $707,765,892)		748,661,215
MUNICIPAL BONDS–0.72%
American Municipal Power, Ohio Taxable Build America Bonds
Series B 6.45% 2/15/44	50,000	70,559
Series B 7.83% 2/15/41	55,000	87,276
Series B 8.08% 2/15/50	800,000	1,393,072
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.26% 4/1/49	200,000	300,340
Series S1 6.92% 4/1/40	100,000	144,315
Series S1 7.04% 4/1/50	100,000	161,655
California State University Systemwide-Taxable Series B 3.90% 11/1/47	50,000	54,215
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	600,000	951,036
Central Puget Sound Regional Transit Authority, Washington Sales & Use Tax Revenue Taxable Build America Bonds 5.49% 11/1/39	50,000	66,059
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	117,564
Series C 4.57% 1/1/54	100,000	119,254
Chicago Transit Authority, Taxable Pension Funding
Series A 6.90% 12/1/40	100,000	135,214
Series B 6.90% 12/1/40	40,000	54,247
Chicago, Illinios Taxable Build America Bonds Series B 7.38% 1/1/33	100,000	118,961
City of Chicago Series B 7.75% 1/1/42	83,000	106,955
City of Houston 3.96% 3/1/47	100,000	109,713

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Clark County, Department of Aviation, Taxable Build America Bonds
Series B 6.88% 7/1/42	50,000	$ 50,000
Series C 6.82% 7/1/45	75,000	117,843
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds
4.91% 5/1/29	100,000	117,214
Series E 4.20% 12/1/21	100,000	103,529
Series E 5.46% 12/1/39	100,000	127,751
Dallas Area, Texas Rapid Transit Sales Tax Revenue Taxable Build America Bonds Series B 6.00% 12/1/44	200,000	282,538
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	106,623
East Bay, California Municipal Utility District Water System Revenue Taxable Build America Bonds Surbordinate Series 5.87% 6/1/40	100,000	136,355
Health & Educational Facilities Authority of the State of Missouri (Washington University) 3.65% 8/15/57	150,000	157,863
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	122,786
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	156,378
Los Angeles, California Community College District Taxable Build America Bonds 6.75% 8/1/49	100,000	158,537
Los Angeles, California Unified School District Taxable Build America Bonds Series RY 6.76% 7/1/34	315,000	432,344
Metropolitan Government Nashville & Davidson County,Tennessee Convention Center Authority Taxable
Series B 4.05% 7/1/26	10,000	10,784
Series B 6.73% 7/1/43	50,000	71,004
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.51% 8/1/37	200,000	255,990
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds (continued)
5.57% 11/1/38	65,000	$ 82,701
5.87% 11/15/39	100,000	128,959
6.67% 11/15/39	130,000	181,782
6.81% 11/15/40	500,000	704,745
Metropolitan Water Reclamation District of Greater Chicago, Taxable Build America Bonds 5.72% 12/1/38	150,000	194,656
Municipal Electric Authority, Georgia Taxable Build America Bonds
6.64% 4/1/57	149,000	179,250
6.66% 4/1/57	124,000	162,258
7.06% 4/1/57	99,000	125,477
New Jersey Economic Development Authority
Series A (NATL) 7.43% 2/15/29	225,000	284,395
φ^Series B (AGM) 0.00% 2/15/22	200,000	187,208
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
Series B 6.56% 12/15/40	100,000	135,343
Series C 5.75% 12/15/28	100,000	115,150
Series C 6.10% 12/15/28	200,000	208,202
New Jersey State Turnpike Authority Revenue (Build America Bonds)
Series A 7.10% 1/1/41	350,000	527,429
Series F 7.41% 1/1/40	90,000	139,393
New York City Water & Sewer System, Taxable Build America Bonds
5.72% 6/15/42	65,000	91,275
5.75% 6/15/41	100,000	140,072
5.95% 6/15/42	100,000	140,651
6.01% 6/15/42	35,000	49,760
New York State Dormitory Authority, Taxable Build America Bonds 5.60% 3/15/40	100,000	128,167
New York State Urban Development 5.77% 3/15/39	50,000	60,754
New York State Urban Development (TXBL-ST PERS INCOME TAX-GEN PU) 3.90% 3/15/33	100,000	107,432
New York, Taxable Build America Bonds
5.52% 10/1/37	85,000	110,430

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New York, Taxable Build America Bonds (continued)
Series A2 5.21% 10/1/31	100,000	$ 119,287
Series F1 6.27% 12/1/37	100,000	139,258
Ohio State University, Taxable Build America Bonds
4.91% 6/1/40	100,000	124,335
Series A 3.80% 12/1/46	100,000	109,181
Oregon School Boards Association, Taxable Pension Series B 5.55% 6/30/28	250,000	296,670
Pennsylvania Turnpike Commission, Taxable Build America Bonds Series B 5.51% 12/1/45	150,000	197,977
Permanent University Fund - University of Texas System, Taxable Build America Bonds 3.38% 7/1/47	40,000	41,285
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	330,997
Series 168th 4.93% 10/1/51	350,000	441,602
Series 174th 4.46% 10/1/62	250,000	299,747
Series 181th 4.96% 8/1/46	155,000	198,243
Series 192th 4.81% 10/15/65	250,000	312,185
Regents of the University of California Medical Center Pooled Revenue, Taxable Build America Bonds Series H 6.55% 5/15/48	100,000	143,715
Rutgers The State University of New Jersey, Taxable of America Bonds 5.67% 5/1/40	155,000	201,288
Sales Tax Securitization Series B 3.82% 1/1/48	100,000	98,539
Salt River Project Agricultural Improvement & Power District, Taxable Build America Bonds 4.84% 1/1/41	60,000	74,326
San Antonio Electric & Gas Systems Revenue, Taxable Build America Bonds
4.43% 2/1/42	250,000	288,435
5.99% 2/1/39	50,000	67,690
San Diego County Regional Transportation Commission, Taxable Build America Bonds 5.91% 4/1/48	100,000	142,736
San Diego County Water Authority Financing, Taxable Build America Bonds 6.14% 5/1/49	100,000	142,154
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
South Carolina Public Service Authority, Taxable Obligations Series D 2.39% 12/1/23	150,000	$ 148,785
State of California Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	100,113
State of California, Taxable Build America Bonds
2.80% 4/1/21	65,000	66,026
3.38% 4/1/25	75,000	79,902
3.50% 4/1/28	100,000	108,034
4.50% 4/1/33	100,000	113,171
4.60% 4/1/38	60,000	65,565
7.30% 10/1/39	1,100,000	1,655,357
7.50% 4/1/34	325,000	491,052
7.60% 11/1/40	80,000	129,982
7.63% 3/1/40	85,000	134,285
7.95% 3/1/36	100,000	103,771
State of Connecticut, Taxable Build America Bonds
5.09% 10/1/30	200,000	230,744
Series A 5.85% 3/15/32	100,000	128,724
State of Illinois, Taxable Pension
4.95% 6/1/23	87,273	91,367
5.10% 6/1/33	800,000	843,136
State of Mississippi, Taxable Build America Bonds 5.25% 11/1/34	100,000	122,119
State of Oregon Department of Transportation, Taxable Build America Bonds 5.83% 11/15/34	75,000	98,951
State of Texas, Taxable Build America Bonds 5.52% 4/1/39	100,000	132,953
State of Utah, Taxable Build America Bonds
Series B 3.54% 7/1/25	100,000	104,790
Series D 4.55% 7/1/24	60,000	63,820
State Public School Building Authority 5.00% 9/15/27	100,000	114,963
Texas Transportation Commission State Highway Fund, Taxable Build America Bonds Series B 5.18% 4/1/30	200,000	241,798
University of California, General Taxable
Series AD 4.86% 5/15/12	250,000	304,180
Series AQ 4.77% 5/15/15	250,000	295,155
Series AX 3.06% 7/1/25	100,000	103,898

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
University of Texas System, Taxable Build America Bonds
Series A 3.35% 8/15/47	100,000	$ 101,846
Series C 4.79% 8/15/46	90,000	110,345
University of Virginia Series C 4.18% 9/1/17	50,000	56,827
Total Municipal Bonds (Cost $16,768,845)		20,694,772
NON-AGENCY ASSET-BACKED SECURITIES–0.42%
Ally Master Owner Trust
Series 2018-1 A2 2.70% 1/17/23	150,000	150,961
Series 2018-2 A 3.29% 5/15/23	100,000	102,109
American Express Credit Account Master Trust
Series 2019-1 A 2.87% 10/15/24	750,000	766,607
Series 2019-2 A 2.67% 11/15/24	185,000	188,140
Americredit Automobile Receivables Trust Series 2019-1 A3 2.97% 11/20/23	333,000	337,661
BA Credit Card Trust Series 2018-A2 A2 3.00% 9/15/23	500,000	508,605
CarMax Auto Owner Trust
Series 2017-4 A3 2.11% 10/17/22	550,000	549,200
Series 2017-4 C 2.70% 10/16/23	125,000	125,246
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,113,689
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	750,000	1,020,430
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	1,011,433
Discover Card Execution Note Trust
Series 2017-A2 A2 2.39% 7/15/24	570,000	575,352
Series 2017-A6 A6 1.88% 2/15/23	250,000	249,270
Drive Auto Receivables Trust Series 2018-4 D 4.09% 1/15/26	350,000	359,612
Ford Credit Auto Owner Trust Series 2019-A A3 2.78% 9/15/23	450,000	457,062
Ford Credit Floorplan Master Owner Trust A
Series 2017-2 A1 2.16% 9/15/22	250,000	249,691
Series 2017-3 A 2.48% 9/15/24	550,000	556,151
GM Financial Automobile Leasing Trust
Series 2019-1 A3 2.98% 12/20/21	250,000	253,177
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust (continued)
Series 2019-2 A3 2.65% 2/16/24	400,000	$ 405,483
Nissan Auto Receivables Owner Trust Series 2018-A A3 2.65% 5/16/22	265,000	266,384
Santander Drive Auto Receivables Trust
Series 2019-1 C 3.42% 4/15/25	222,000	226,052
Series 2019-2 C 2.90% 10/15/24	250,000	252,430
Synchrony Credit Card Master Note Trust Series 2016-2 A 2.21% 5/15/24	600,000	601,348
Toyota Auto Receivables Owner Trust Series 2018-D A3 3.18% 3/15/23	894,000	911,918
World Omni Auto Receivables Trust
Series 2018-A A3 2.50% 4/17/23	300,000	301,352
Series 2019-B A3 2.59% 7/15/24	111,000	112,214
World Omni Automobile Lease Securitization Trust Series 2018-B A3 3.19% 12/15/21	200,000	203,228
Total Non-Agency Asset-Backed Securities (Cost $11,641,517)		11,854,805
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.22%
BANK
Series 2017-BNK7 A2 3.06% 9/15/60	500,000	510,240
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	518,164
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	161,871
Series 2019-BN17 A4 3.71% 4/15/52	265,000	285,836
Benchmark Mortgage Trust
Series 2018-B2 A5 3.88% 2/15/51	195,000	211,966
Series 2018-B5 A4 4.21% 7/15/51	200,000	223,214
Series 2019-B10 A4 3.72% 3/15/62	575,000	620,245
BENCHMARK Mortgage Trust Series 2018-B3 A5 4.03% 4/10/51	350,000	384,865
CD Mortgage Trust
Series 2017-CD3 A4 3.63% 2/10/50	400,000	426,655
Series 2017-CD6 A5 3.46% 11/13/50	380,000	400,615

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.02% 9/10/45	1,212,705	$ 1,238,482
Series 2013-GC11 AS 3.42% 4/10/46	770,000	795,187
Series 2013-GC15 A3 4.10% 9/10/46	731,198	778,913
•Series 2015-GC33 B 4.72% 9/10/58	500,000	538,062
COMM Mortgage Trust
Series 2013-LC6 AM 3.28% 1/10/46	1,000,000	1,026,235
Series 2014-CR17 A5 3.98% 5/10/47	1,365,000	1,461,923
Series 2014-UBS3 A4 3.82% 6/10/47	1,500,000	1,594,217
Series 2015-CR26 A3 3.36% 10/10/48	1,000,000	1,044,915
♦Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.96% 2/10/47	545,000	580,343
•Csail Commercial Mortgage Trust Series 2017-CX10 A5 3.46% 11/15/50	500,000	525,342
CSAIL Commercial Mortgage Trust Series 2015-C3 A4 3.72% 8/15/48	1,000,000	1,058,026
GS Mortgage Securities Series 2015-GC28 A5 3.40% 2/10/48	1,500,000	1,570,033
GS Mortgage Securities Trust Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,526,520
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	1,475,000	1,569,136
Series 2016-C1 A5 3.58% 3/15/49	500,000	529,969
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10 ASB 2.70% 12/15/47	706,438	712,390
Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,181,214
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.10% 5/15/46	725,000	744,840
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,333,127
Series 2015-C25 ASB 3.38% 10/15/48	800,000	826,431
Morgan Stanley Capital I Series 2017-HR2 A4 3.59% 12/15/50	500,000	531,885
Morgan Stanley Capital I Trust Series 2015-MS1 A3 3.51% 5/15/48	500,000	526,715
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	$ 613,243
Series 2017-C7 A4 3.68% 12/15/50	350,000	373,344
Series 2018-C14 A3 4.18% 12/15/51	350,000	388,173
Series 2018-C8 A4 3.98% 2/15/51	200,000	217,470
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.53% 5/10/63	1,000,000	1,033,799
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.42% 7/15/46	400,000	414,920
Series 2015-C30 A3 3.41% 9/15/58	500,000	523,328
Series 2015-C30 A4 3.66% 9/15/58	1,000,000	1,061,921
Series 2015-P2 A4 3.81% 12/15/48	665,000	712,915
Series 2016-C34 A2 2.60% 6/15/49	600,000	602,167
Series 2017-C41 A4 3.47% 11/15/50	350,000	368,625
Series 2019-C50 A5 3.73% 5/15/52	310,000	332,839
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	820,382	833,752
•Series 2013-C15 C 4.62% 8/15/46	1,000,000	1,042,702
Series 2014-C22 A5 3.75% 9/15/57	1,000,000	1,061,235
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $34,391,368)		35,018,009
REGIONAL BONDS–0.29%
Canada—0.29%
Province of Alberta Canada
2.20% 7/26/22	500,000	503,393
3.30% 3/15/28	400,000	428,131
3.35% 11/1/23	200,000	211,193
Province of British Columbia Canada
2.00% 10/23/22	150,000	150,504
6.50% 1/15/26	100,000	124,419
7.25% 9/1/36	100,000	157,528
Province of Manitoba Canada
2.10% 9/6/22	63,000	63,208
2.60% 4/16/24	750,000	769,353
Province of New Brunswick Canada 3.63% 2/24/28	150,000	163,607
Province of Ontario Canada
2.20% 10/3/22	500,000	503,787

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
REGIONAL BONDS (continued)
Canada (continued)
Province of Ontario Canada (continued)
2.30% 6/15/26	500,000	$ 503,833
2.40% 2/8/22	750,000	759,594
2.45% 6/29/22	150,000	152,190
2.55% 2/12/21	1,050,000	1,059,411
Province of Quebec Canada
2.50% 4/9/24	100,000	102,350
2.50% 4/20/26	1,000,000	1,021,605
2.63% 2/13/23	350,000	358,288
2.75% 4/12/27	300,000	311,925
3.50% 7/29/20	300,000	304,695
7.50% 7/15/23	200,000	240,862
7.50% 9/15/29	175,000	253,754
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	117,700
		8,261,330
Japan—0.00%
Japan Finance Organization for Municipalities 4.00% 1/13/21	100,000	102,888
		102,888
Total Regional Bonds (Cost $8,079,441)		8,364,218
ΔSOVEREIGN BONDS–1.38%
Canada—0.06%
Canada Government International Bond
2.00% 11/15/22	290,000	292,082
2.63% 1/25/22	280,000	286,163
Export Development Canada
1.50% 5/26/21	200,000	198,523
1.75% 7/21/20	500,000	498,701
2.63% 2/21/24	500,000	517,267
		1,792,736
Chile—0.05%
Chile Government International Bond
2.25% 10/30/22	100,000	100,425
3.13% 1/21/26	826,000	861,828
3.24% 2/6/28	350,000	367,722
		1,329,975
Colombia—0.12%
Colombia Government International Bond
2.63% 3/15/23	700,000	697,382
3.88% 4/25/27	350,000	365,487
4.00% 2/26/24	250,000	262,063
5.00% 6/15/45	500,000	553,000
5.20% 5/15/49	200,000	227,152
6.13% 1/18/41	200,000	248,002
7.38% 9/18/37	500,000	681,880
8.13% 5/21/24	250,000	308,437
		3,343,403
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Hungary—0.07%
Hungary Government International Bond
5.38% 3/25/24	700,000	$ 790,825
7.63% 3/29/41	700,000	1,125,635
		1,916,460
Indonesia—0.03%
Indonesia Government International Bond
4.10% 4/24/28	300,000	317,184
4.75% 2/11/29	200,000	222,360
5.35% 2/11/49	200,000	239,771
		779,315
Iraq—0.03%
Iraq Government AID Bond 2.15% 1/18/22	695,000	702,292
		702,292
Israel—0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	232,642
Israel Government International Bond
2.88% 3/16/26	200,000	206,992
3.15% 6/30/23	200,000	207,667
3.25% 1/17/28	200,000	211,524
4.00% 6/30/22	150,000	158,122
4.50% 1/30/43	200,000	230,098
		1,247,045
Italy—0.04%
Republic of Italy Government International Bond
5.38% 6/15/33	800,000	878,966
6.88% 9/27/23	350,000	396,818
		1,275,784
Japan—0.18%
Japan Bank for International Cooperation
1.88% 4/20/21	300,000	299,525
2.00% 11/4/21	200,000	199,957
2.13% 7/21/20	200,000	200,081
2.13% 11/16/20	200,000	200,226
2.25% 11/4/26	200,000	199,706
2.38% 7/21/22	300,000	303,244
2.38% 11/16/22	200,000	202,245
2.38% 4/20/26	300,000	302,387
2.50% 6/1/22	200,000	202,870
2.50% 5/23/24	200,000	203,744
2.50% 5/28/25	700,000	712,799
2.75% 11/16/27	200,000	205,469
2.88% 6/1/27	350,000	363,361
2.88% 7/21/27	200,000	207,577
3.13% 7/20/21	200,000	204,728
3.25% 7/20/23	200,000	209,174
3.25% 7/20/28	300,000	321,467
3.38% 7/31/23	200,000	210,121

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan International Cooperation Agency
2.13% 10/20/26	200,000	$ 196,964
3.38% 6/12/28	200,000	215,761
		5,161,406
Mexico—0.22%
Mexico Government International Bond
3.50% 1/21/21	420,000	427,087
3.63% 3/15/22	868,000	889,709
3.75% 1/11/28	200,000	204,100
4.00% 10/2/23	550,000	574,351
4.13% 1/21/26	285,000	299,179
4.15% 3/28/27	370,000	388,389
4.35% 1/15/47	200,000	198,752
4.60% 2/10/48	200,000	206,502
4.75% 3/8/44	1,000,000	1,046,250
5.75% 10/12/10	800,000	876,008
6.05% 1/11/40	475,000	568,100
6.75% 9/27/34	500,000	638,750
		6,317,177
Panama—0.04%
Panama Government International Bond
3.88% 3/17/28	300,000	320,816
4.50% 4/16/50	200,000	224,752
6.70% 1/26/36	200,000	273,002
7.13% 1/29/26	100,000	124,655
8.88% 9/30/27	100,000	141,876
9.38% 4/1/29	100,000	150,376
		1,235,477
Peru—0.06%
Peruvian Government International Bond
4.13% 8/25/27	350,000	390,254
5.63% 11/18/50	100,000	138,001
6.55% 3/14/37	500,000	707,505
7.35% 7/21/25	100,000	127,900
8.75% 11/21/33	200,000	323,500
		1,687,160
Philippines—0.14%
Philippine Government International Bond
3.00% 2/1/28	200,000	206,370
3.70% 2/2/42	200,000	218,110
3.75% 1/14/29	400,000	437,363
3.95% 1/20/40	500,000	559,967
5.00% 1/13/37	500,000	625,275
7.75% 1/14/31	1,000,000	1,476,062
9.50% 2/2/30	300,000	480,486
		4,003,633
Poland—0.07%
Republic of Poland Government International Bond
3.00% 3/17/23	250,000	257,088
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland Government International Bond (continued)
3.25% 4/6/26	400,000	$ 423,536
5.00% 3/23/22	500,000	537,792
5.13% 4/21/21	700,000	736,851
		1,955,267
Republic of Korea—0.12%
Export-Import Bank of Korea
2.75% 1/25/22	200,000	201,985
2.88% 1/21/25	500,000	510,242
3.25% 11/10/25	200,000	208,891
3.50% 11/27/21	200,000	205,779
3.63% 11/27/23	300,000	315,562
4.00% 1/29/21	100,000	102,623
5.00% 4/11/22	250,000	267,943
Korea Development Bank
3.00% 3/19/22	285,000	290,103
3.25% 2/19/24	400,000	415,715
Korea International Bond
2.50% 6/19/29	200,000	199,373
2.75% 1/19/27	500,000	508,693
3.88% 9/11/23	200,000	214,823
		3,441,732
Sweden—0.04%
Svensk Exportkredit AB
2.75% 10/7/20	475,000	479,529
2.88% 3/14/23	500,000	517,909
Swedish Export Credit 3.13% 11/8/21	200,000	205,626
		1,203,064
Uruguay—0.07%
Uruguay Government International Bond
4.38% 10/27/27	300,000	324,940
5.10% 6/18/50	1,000,000	1,127,510
7.63% 3/21/36	250,000	357,190
8.00% 11/18/22	200,000	226,152
		2,035,792
Total Sovereign Bonds (Cost $37,134,825)		39,427,718
SUPRANATIONAL BANKS–1.43%
African Development Bank
2.13% 11/16/22	350,000	353,778
3.00% 12/6/21	440,000	452,393
Andina de Fomento 3.75% 11/23/23	220,000	230,684
Asian Development Bank
1.63% 3/16/21	400,000	398,393
1.75% 8/14/26	100,000	98,460
1.88% 2/18/22	600,000	601,070
2.00% 4/24/26	600,000	602,033
2.38% 8/10/27	250,000	255,740

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Asian Development Bank (continued)
2.50% 11/2/27	1,200,000	$ 1,238,082
2.63% 1/30/24	400,000	413,722
2.63% 1/12/27	1,000,000	1,044,850
2.75% 3/17/23	725,000	749,992
2.88% 11/27/20	135,000	136,759
Corp. Andina de Fomento
2.20% 7/18/20	300,000	298,959
4.38% 6/15/22	250,000	263,680
Council Of Europe Development Bank
2.50% 2/27/24	300,000	308,347
2.63% 2/13/23	90,000	92,462
European Bank for Reconstruction & Development
1.88% 2/23/22	400,000	400,705
2.00% 2/1/21	1,000,000	1,001,385
2.75% 4/26/21	250,000	253,980
European Investment Bank
1.63% 6/15/21	600,000	597,374
2.00% 3/15/21	800,000	801,496
2.25% 8/15/22	1,000,000	1,013,686
2.25% 6/24/24	1,500,000	1,529,352
2.38% 5/13/21	500,000	505,077
2.38% 6/15/22	1,000,000	1,016,638
2.50% 4/15/21	1,500,000	1,517,052
2.50% 3/15/23	955,000	979,692
2.63% 5/20/22	500,000	511,599
2.63% 3/15/24	415,000	429,978
2.88% 9/15/20	350,000	353,863
2.88% 12/15/21	375,000	384,670
2.88% 8/15/23	500,000	520,719
3.25% 1/29/24	1,400,000	1,487,033
4.00% 2/16/21	400,000	413,529
FMS Wertmanagement
1.38% 6/8/21	500,000	495,395
2.00% 8/1/22	400,000	401,884
2.75% 3/6/23	250,000	258,244
Inter-American Development Bank
1.25% 9/14/21	700,000	692,404
1.38% 7/15/20	750,000	746,074
1.88% 3/15/21	500,000	500,199
2.00% 6/2/26	250,000	250,371
2.13% 11/9/20	400,000	401,045
2.25% 6/18/29	350,000	353,343
2.63% 4/19/21	310,000	314,090
2.63% 1/16/24	1,500,000	1,547,904
3.00% 10/4/23	500,000	523,582
3.00% 2/21/24	400,000	420,363
3.20% 8/7/42	100,000	107,865
3.88% 10/28/41	100,000	119,875
4.38% 1/24/44	56,000	72,427
International Bank for Reconstruction & Development
1.38% 5/24/21	300,000	297,303
1.38% 9/20/21	300,000	297,086
1.63% 3/9/21	1,000,000	996,475
1.63% 2/10/22	600,000	597,607
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
International Bank for Reconstruction & Development (continued)
1.88% 6/19/23	1,000,000	$ 1,001,940
2.13% 11/1/20	1,000,000	1,002,254
2.13% 12/13/21	500,000	504,061
2.13% 7/1/22	1,000,000	1,013,817
2.13% 2/13/23	100,000	101,230
2.50% 3/19/24	750,000	771,798
2.50% 11/25/24	900,000	929,382
2.50% 7/29/25	1,200,000	1,238,716
2.50% 11/22/27	350,000	362,369
2.75% 7/23/21	500,000	509,343
3.13% 11/20/25	450,000	481,003
4.75% 2/15/35	50,000	64,231
7.63% 1/19/23	100,000	119,870
International Finance
1.13% 7/20/21	200,000	197,191
1.63% 7/16/20	700,000	697,388
2.25% 1/25/21	300,000	301,686
2.88% 7/31/23	160,000	166,548
Nordic Investment Bank
1.63% 11/20/20	200,000	199,322
2.25% 2/1/21	200,000	201,096
2.25% 9/30/21	200,000	201,769
2.25% 5/21/24	200,000	203,592
2.88% 7/19/23	200,000	208,225
Total Supranational Banks (Cost $40,321,609)		41,127,599
U.S. TREASURY OBLIGATIONS–38.97%
U.S. Treasury Bonds
2.50% 2/15/45	12,900,000	12,854,396
2.50% 2/15/46	6,350,000	6,318,126
2.50% 5/15/46	7,200,000	7,160,062
2.75% 8/15/42	2,600,000	2,729,137
2.75% 11/15/42	3,500,000	3,669,941
2.75% 8/15/47	4,200,000	4,384,242
2.75% 11/15/47	6,500,000	6,785,898
2.88% 5/15/43	13,500,000	14,442,627
2.88% 8/15/45	1,200,000	1,282,828
2.88% 5/15/49	1,500,000	1,609,687
3.00% 5/15/42	2,850,000	3,121,641
3.00% 11/15/45	8,100,000	8,866,336
3.00% 2/15/47	7,700,000	8,446,238
3.00% 5/15/47	5,700,000	6,243,838
3.00% 2/15/48	5,000,000	5,478,613
3.00% 8/15/48	11,000,000	12,066,055
3.00% 2/15/49	9,500,000	10,435,527
3.13% 11/15/41	4,000,000	4,478,125
3.13% 2/15/42	3,050,000	3,411,711
3.13% 8/15/44	19,500,000	21,760,020
3.13% 5/15/48	4,000,000	4,489,297
3.38% 11/15/48	2,000,000	2,354,727
3.50% 2/15/39	2,650,000	3,148,687
3.63% 8/15/43	5,000,000	6,036,523
3.63% 2/15/44	3,000,000	3,625,781

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.75% 8/15/41	3,850,000	$ 4,728,056
3.88% 8/15/40	3,750,000	4,684,937
4.38% 5/15/40	2,500,000	3,329,395
4.38% 5/15/41	2,750,000	3,673,076
4.50% 8/15/39	3,350,000	4,526,229
4.63% 2/15/40	3,100,000	4,257,353
4.75% 2/15/41	3,750,000	5,248,535
5.00% 5/15/37	1,000,000	1,410,254
5.25% 11/15/28	500,000	639,580
5.38% 2/15/31	500,000	671,641
5.50% 8/15/28	500,000	647,119
6.00% 2/15/26	750,000	943,169
6.13% 11/15/27	800,000	1,058,297
6.13% 8/15/29	300,000	413,104
6.25% 8/15/23	1,600,000	1,885,937
6.63% 2/15/27	750,000	1,000,562
6.75% 8/15/26	500,000	662,158
6.88% 8/15/25	1,000,000	1,290,605
7.13% 2/15/23	1,000,000	1,188,516
7.25% 8/15/22	500,000	583,477
7.50% 11/15/24	500,000	645,430
7.63% 11/15/22	500,000	596,279
7.63% 2/15/25	500,000	654,580
7.88% 2/15/21	750,000	822,393
8.00% 11/15/21	1,700,000	1,944,641
8.13% 5/15/21	500,000	557,881
8.13% 8/15/21	700,000	792,094
8.75% 8/15/20	800,000	860,375
U.S. Treasury Notes
1.13% 6/30/21	7,000,000	6,915,234
1.13% 8/31/21	12,000,000	11,842,734
1.25% 3/31/21	10,000,000	9,908,008
1.38% 8/31/20	15,000,000	14,909,180
1.38% 1/31/21	14,000,000	13,903,750
1.38% 6/30/23	9,400,000	9,271,117
1.50% 8/15/20	7,000,000	6,968,555
1.50% 2/28/23	12,000,000	11,905,781
1.50% 3/31/23	4,500,000	4,463,262
1.50% 8/15/26	11,000,000	10,720,708
1.63% 11/30/20	11,000,000	10,966,699
1.63% 8/31/22	9,000,000	8,972,402
1.63% 11/15/22	16,750,000	16,696,675
1.63% 5/31/23	16,000,000	15,939,375
1.63% 10/31/23	18,000,000	17,912,812
1.63% 2/15/26	11,000,000	10,841,231
1.63% 5/15/26	6,500,000	6,398,437
1.75% 11/15/20	11,500,000	11,484,502
1.75% 12/31/20	8,000,000	7,990,625
1.75% 5/15/22	9,000,000	9,007,910
1.75% 6/15/22	30,000,000	30,041,016
1.75% 5/15/23	25,000,000	25,019,043
1.88% 12/15/20	8,000,000	8,004,844
1.88% 2/28/22	4,000,000	4,015,469
1.88% 3/31/22	15,000,000	15,068,555
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.00% 9/30/20	14,000,000	$ 14,021,602
2.00% 8/31/21	5,000,000	5,026,953
2.00% 11/15/21	4,700,000	4,731,670
2.00% 2/15/22	8,000,000	8,057,969
2.00% 2/15/23	14,150,000	14,286,525
2.00% 4/30/24	8,000,000	8,088,281
2.00% 5/31/24	10,000,000	10,118,555
2.00% 2/15/25	11,000,000	11,114,512
2.00% 11/15/26	5,000,000	5,038,965
2.13% 8/31/20	19,000,000	19,046,758
2.13% 8/15/21	7,500,000	7,558,447
2.13% 12/31/22	3,000,000	3,041,309
2.13% 11/30/23	22,000,000	22,354,492
2.13% 2/29/24	12,000,000	12,199,453
2.13% 9/30/24	7,000,000	7,119,766
2.13% 11/30/24	9,000,000	9,156,094
2.13% 5/31/26	10,000,000	10,168,164
2.25% 2/15/21	15,000,000	15,104,297
2.25% 3/31/21	7,700,000	7,760,758
2.25% 4/30/21	10,000,000	10,084,961
2.25% 4/15/22	23,000,000	23,326,582
2.25% 12/31/24	10,000,000	10,237,500
2.25% 3/31/26	5,000,000	5,124,121
2.25% 2/15/27	16,000,000	16,399,375
2.25% 8/15/27	9,000,000	9,219,902
2.25% 11/15/27	11,500,000	11,775,146
2.38% 3/15/21	20,000,000	20,195,703
2.38% 3/15/22	5,000,000	5,089,551
2.38% 2/29/24	10,000,000	10,282,812
2.38% 8/15/24	35,000,000	36,032,227
2.38% 5/15/27	9,500,000	9,823,223
2.50% 2/28/21	38,000,000	38,431,211
2.50% 1/15/22	20,000,000	20,380,859
2.50% 8/15/23	18,250,000	18,805,698
2.63% 8/15/20	6,000,000	6,047,578
2.63% 11/15/20	6,500,000	6,567,666
2.63% 3/31/25	10,000,000	10,443,359
2.63% 12/31/25	2,000,000	2,094,883
2.63% 2/15/29	9,000,000	9,492,012
2.75% 9/15/21	8,000,000	8,178,750
2.75% 8/31/23	8,000,000	8,323,906
2.75% 11/15/23	5,000,000	5,211,328
2.75% 2/15/24	26,000,000	27,154,766
2.75% 2/28/25	5,000,000	5,253,809
2.75% 6/30/25	5,000,000	5,262,793
2.75% 2/15/28	16,000,000	17,015,000
2.88% 11/30/25	7,000,000	7,435,449
2.88% 5/15/28	10,000,000	10,739,453
2.88% 8/15/28	15,000,000	16,121,484
3.13% 5/15/21	3,500,000	3,586,748
3.13% 11/15/28	7,000,000	7,678,945

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.63% 2/15/21	9,000,000	$ 9,260,332
Total U.S. Treasury Obligations (Cost $1,081,481,399)		1,119,155,362

	Number of Shares
MONEY MARKET FUND–1.43%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	41,058,662	41,058,662
Total Money Market Fund (Cost $41,058,662)		41,058,662
TOTAL INVESTMENTS–100.73% (Cost $2,796,850,931)	$2,892,590,706

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.73%)	(20,860,549)
NET ASSETS APPLICABLE TO 249,130,019 SHARES OUTSTANDING–100.00%	$2,871,730,157
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($1,912,993,641 / 165,910,455 Shares)	$11.530
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($958,736,516 / 83,219,564 Shares)	$11.521
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$2,752,264,848
Distributable earnings/(accumulated loss)	119,465,309
TOTAL NET ASSETS	$2,871,730,157

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2019.
✱ Considered an affiliated investment. See Note 2 in “Notes to Financial Statements.”
Δ Securities have been classified by country of origin.
★ Includes $67,194,028 payable for securities purchased, $1,368,695 payable for fund share redeemed, $383,415 other accrued expenses payable and $984,540 due to manager and affiliates as of June 30, 2019.

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
AGM–Insured by Assured Guaranty Municipal Corporation
AID–Agency for International Development
BB–Barclays Bank
CA–Credit Agricole
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
NATL–Insured by the National Public Finance Guarantee Corporation
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest from unaffiliated investments	$ 41,315,744
Interest from affiliated investments	10,000
Dividends	264,121
Foreign Taxes Withheld	(1,446)
41,588,419
EXPENSES:
Management fees	5,599,473
Distribution fees-Service Class	1,165,508
Shareholder servicing fees	405,962
Accounting and administration expenses	249,519
Pricing fees	149,354
Reports and statements to shareholders	125,372
Professional fees	66,601
Trustees’ fees and expenses	41,051
Custodian fees	35,682
Consulting fees	1,705
Other	19,063
7,859,290
Less:
Management fees waived	(1,726,129)
Total operating expenses	6,133,161
NET INVESTMENT INCOME	35,455,258
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	748,989
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	18,761
Unaffiliated investments	127,184,371
Net change in unrealized appreciation (depreciation)	127,203,132
NET REALIZED AND UNREALIZED GAIN	127,952,121
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$163,407,379
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 35,455,258	$ 71,390,089
Net realized gain (loss)	748,989	(7,867,100)
Net change in unrealized appreciation (depreciation)	127,203,132	(80,413,620)
Net increase (decrease) in net assets resulting from operations	163,407,379	(16,890,631)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(51,002,653)
Service Class	—	(24,176,734)
	—	(75,179,387)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	143,494,200	228,044,964
Service Class	46,392,923	90,577,601
Reinvestment of dividends and distributions:
Standard Class	—	51,002,653
Service Class	—	24,176,734
	189,887,123	393,801,952
Cost of shares redeemed:
Standard Class	(173,645,572)	(416,637,154)
Service Class	(84,297,644)	(186,869,790)
	(257,943,216)	(603,506,944)
Decrease in net assets derived from capital share transactions	(68,056,093)	(209,704,992)
NET INCREASE (DECREASE) IN NET ASSETS	95,351,286	(301,775,010)
NET ASSETS:
Beginning of period	2,776,378,871	3,078,153,881
End of period	$2,871,730,157	$2,776,378,871
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–66

LVIP SSGA Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.881	$ 11.231	$ 11.156	$ 11.163	$ 11.425	$ 11.012
Income (loss) from investment operations:
Net investment income[2]	0.144	0.275	0.258	0.249	0.246	0.248
Net realized and unrealized gain (loss)	0.505	(0.315)	0.097	0.005	(0.217)	0.385
Total from investment operations	0.649	(0.040)	0.355	0.254	0.029	0.633
Less dividends and distributions from:
Net investment income	—	(0.310)	(0.280)	(0.261)	(0.291)	(0.214)
Net realized gain	—	—	—	—	—	(0.006)
Total dividends and distributions	—	(0.310)	(0.280)	(0.261)	(0.291)	(0.220)
Net asset value, end of period	$ 11.530	$ 10.881	$ 11.231	$ 11.156	$ 11.163	$ 11.425
Total return[3]	5.96%	(0.32%)	3.18%	2.28%	0.25%	5.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,912,994	$1,833,230	$2,031,198	$1,923,620	$1,796,385	$1,434,764
Ratio of expenses to average net assets	0.35%	0.35%	0.34%	0.32%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.48%	0.48%	0.46%	0.44%	0.45%	0.45%
Ratio of net investment income to average net assets	2.62%	2.50%	2.27%	2.16%	2.15%	2.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.50%	2.38%	2.15%	2.04%	2.03%	2.06%
Portfolio turnover	19%	43%	49%	56%	76%	63%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–67

LVIP SSGA Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.885	$ 11.234	$ 11.160	$ 11.165	$ 11.427	$ 11.015
Income (loss) from investment operations:
Net investment income[2]	0.131	0.247	0.229	0.220	0.218	0.219
Net realized and unrealized gain (loss)	0.505	(0.315)	0.097	0.007	(0.218)	0.385
Total from investment operations	0.636	(0.068)	0.326	0.227	—	0.604
Less dividends and distributions from:
Net investment income	—	(0.281)	(0.252)	(0.232)	(0.262)	0.186
Net realized gain	—	—	—	—	—	(0.006)
Total dividends and distributions	—	(0.281)	(0.252)	(0.232)	(0.262)	(0.192)
Net asset value, end of period	$ 11.521	$ 10.885	$ 11.234	$ 11.160	$ 11.165	$ 11.427
Total return[3]	5.84%	(0.58%)	2.92%	2.04%	—	5.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$958,737	$943,149	$1,046,956	$1,025,156	$979,419	$1,026,096
Ratio of expenses to average net assets	0.60%	0.60%	0.59%	0.57%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.71%	0.69%	0.70%	0.70%
Ratio of net investment income to average net assets	2.37%	2.25%	2.02%	1.91%	1.90%	1.93%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.25%	2.13%	1.90%	1.79%	1.78%	1.81%
Portfolio turnover	19%	43%	49%	56%	76%	63%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund–68

LVIP SSGA Bond Index Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund
LVIP SSGA Bond Index Fund–69

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.08% of the first $500 million of the Fund’s average daily net assets; 0.122% of the next $1.5 billion; and 0.152% of the Fund’s average daily net assets in excess of $2 billion.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$80,667
Legal	16,618
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in "Accounting and administration expenses" on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $67,311 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$651,433
Distribution fees payable to LFD	196,657
Printing and mailing fees payable to Lincoln Life	68,059
Shareholder servicing fees payable to Lincoln Life	68,391
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
The Fund has an investment in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
LVIP SSGA Bond Index Fund–70

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/19	Principal Amount 6/30/19	Interest Income
Corporate Bond-0.02%
Insurance-0.02%
Lincoln National 4.00% 9/1/23	$510,251	$302	$—	$—	$18,761	$529,314	500,000	$10,000
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 77,415,615
Purchases of U.S. government securities	445,599,278
Sales other than U.S. government securities	100,655,554
Sales of U.S. government securities	456,297,565
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$2,796,850,931
Aggregate unrealized appreciation of investments	$ 101,918,785
Aggregate unrealized depreciation of investments	(6,179,010)
Net unrealized appreciation of investments	$ 95,739,775
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.
As of December 31, 2018, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)	Post-Enactment Losses (No Expiration)	Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$6,869,560	$8,600,595	$15,470,155
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP SSGA Bond Index Fund–71

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$ —	$ 22,735,340	$—	$ 22,735,340
Agency Mortgage-Backed Securities	—	776,009,897	—	776,009,897
Agency Obligations	—	28,483,109	—	28,483,109
Corporate Bonds	—	748,661,215	—	748,661,215
Municipal Bonds	—	20,694,772	—	20,694,772
Non-Agency Asset-Backed Securities	—	11,854,805	—	11,854,805
Non-Agency Commercial Mortgage-Backed Securities	—	35,018,009	—	35,018,009
Regional Bonds	—	8,364,218	—	8,364,218
Sovereign Bonds	—	39,427,718	—	39,427,718
Supranational Banks	—	41,127,599	—	41,127,599
U.S. Treasury Obligations	—	1,119,155,362	—	1,119,155,362
Money Market Fund	41,058,662	—	—	41,058,662
Total Investments	$41,058,662	$2,851,532,044	$—	$2,892,590,706
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	12,965,067	20,712,191
Service Class	4,162,969	8,231,723
Shares reinvested:
Standard Class	—	4,731,473
Service Class	—	2,241,862
	17,128,036	35,917,249
Shares redeemed:
Standard Class	(15,535,961)	(37,816,241)
Service Class	(7,588,306)	(17,024,168)
	(23,124,267)	(54,840,409)
Net decrease	(5,996,231)	(18,923,160)
5.  Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by
LVIP SSGA Bond Index Fund–72

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 5.  Credit and Market Risk (continued)
U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Bond Index Fund–73

LVIP SSGA Emerging Markets Equity Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Emerging Markets Equity Index Fund

LVIP SSGA Emerging Markets Equity Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Emerging Markets Equity Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,102.90	0.50%	$2.61
Service Class Shares	1,000.00	1,101.60	0.75%	3.91
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.30	0.50%	$2.51
Service Class Shares	1,000.00	1,021.10	0.75%	3.76

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Country	Percentage of Net Assets
Common Stock	91.14%
Argentina	0.27%
Brazil	4.60%
Chile	0.80%
China	22.77%
Colombia	0.27%
Czech Republic	0.15%
Egypt	0.13%
Greece	0.31%
Hong Kong	6.79%
Hungary	0.29%
India	8.54%
Indonesia	2.02%
Luxembourg	0.10%
Malaysia	2.03%
Mexico	2.40%
Peru	0.39%
Philippines	1.06%
Poland	1.06%
Qatar	0.95%
Republic of Korea	11.18%
Romania	0.06%
Russia	3.75%
Saudi Arabia	1.32%
South Africa	5.52%
Taiwan	10.29%
Thailand	2.87%
Turkey	0.48%
United Arab Emirates	0.69%
United Kingdom	0.05%
Preferred Stocks	3.63%
Rights	0.00%
Warrant	0.00%
Money Market Fund	4.22%
Total Investments	98.99%
Receivables and Other Assets Net of Liabilities	1.01%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.14%
Sector	Percentage of Net Assets
Air Freight & Logistics	0.17%
Airlines	0.25%
Auto Components	0.50%
Automobiles	1.75%
Banks	16.60%
Beverages	1.17%
Biotechnology	0.44%
Building Products	0.02%
Capital Markets	1.29%
Chemicals	2.39%
Commercial Services & Supplies	0.15%
Communications Equipment	0.06%
Construction & Engineering	0.74%
Construction Materials	1.19%
Consumer Finance	0.26%
Containers & Packaging	0.05%
Diversified Consumer Services	0.56%
Diversified Financial Services	0.82%
Diversified Telecommunication Services	1.54%
Electric Utilities	1.07%
Electrical Equipment	0.24%
Electronic Equipment, Instruments & Components	1.86%
Energy Equipment & Services	0.08%
Entertainment	0.68%
Equity Real Estate Investment Trusts	0.25%
Food & Staples Retailing	1.66%
Food Products	1.76%
Gas Utilities	0.63%
Health Care Equipment & Supplies	0.10%
Health Care Providers & Services	0.50%
Health Care Technology	0.06%
Hotels, Restaurants & Leisure	0.71%
Household Durables	0.32%
Household Products	0.42%
Independent Power and Renewable Electricity Producers	0.61%
Industrial Conglomerates	1.35%
Insurance	3.80%
Interactive Media & Services	5.82%
Internet & Direct Marketing Retail	7.05%
IT Services	1.69%
Leisure Products	0.06%
Life Sciences Tools & Services	0.26%
Machinery	0.58%
Marine	0.10%
Media	0.31%
Metals & Mining	3.24%
Multiline Retail	0.55%
Multi-Utilities	0.05%

LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Oil, Gas & Consumable Fuels	7.44%
Paper & Forest Products	0.32%
Personal Products	0.63%
Pharmaceuticals	1.09%
Professional Services	0.03%
Real Estate Management & Development	2.58%
Road & Rail	0.30%
Semiconductors & Semiconductor Equipment	4.76%
Software	0.13%
Specialty Retail	0.50%
Technology Hardware, Storage & Peripherals	4.68%
Textiles, Apparel & Luxury Goods	0.81%
Thrifts & Mortgage Finance	0.98%
Tobacco	0.52%
Trading Companies & Distributors	0.05%
Transportation Infrastructure	0.94%
Water Utilities	0.27%
Wireless Telecommunication Services	2.84%
Total	94.77%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Tencent Holdings	4.48%
Alibaba Group Holding ADR	4.18%
Samsung Electronics	3.37%
Taiwan Semiconductor Manufacturing	3.26%
Naspers Class N	1.84%
China Construction Bank Class H	1.44%
Ping An Insurance Group of China Class H	1.16%
China Mobile	0.97%
Housing Development Finance	0.90%
Reliance Industries	0.90%
Total	22.50%

ADR–American Depositary Receipt
IT–Information Technology
LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–91.14%
Argentina–0.27%
Banco BBVA Argentina S.A. ADR	7,600	$ 86,032
Banco Macro S.A.	5,200	378,820
Grupo Financiero Galicia S.A.	11,700	415,350
†Pampa Energia S.A. ADR	7,100	246,157
Telecom Argentina S.A. Sponsored ADR	9,800	173,166
Transportadora de Gas del Sur S.A. Class B ADR	8,500	122,910
YPF ADR	20,100	366,021
		1,788,456
Brazil–4.60%
Ambev	548,800	2,555,383
Atacadao Distribuicao Comercio e Industria	47,000	269,519
†B2W Cia Digital	22,400	191,161
B3 SA - Brasil Bolsa Balcao	239,600	2,341,746
Banco Bradesco	138,400	1,211,737
Banco BTG Pactual S.A.	20,400	268,338
Banco do Brasil	100,200	1,403,340
Banco Santander	46,900	559,998
BB Seguridade Participacoes	79,700	675,591
BR Malls Participacoes	88,300	330,669
†BRF	66,800	510,400
CCR	137,500	490,924
Centrais Eletricas Brasileiras	25,800	236,772
Cia de Saneamento Basico do Estado de Sao Paulo	41,100	503,482
Cia Siderurgica Nacional	74,200	320,765
Cielo	147,100	257,811
Cosan	19,300	232,860
Embraer	80,100	404,260
Energisa S.A.	19,100	228,805
Engie Brasil Energia	24,225	275,058
Equatorial Energia	20,300	488,317
Hypera	44,800	348,721
IRB Brasil Resseguros	15,900	412,122
JBS	125,000	685,556
Klabin	84,700	361,965
Kroton Educacional	168,500	481,811
Localiza Rent a Car	65,844	697,715
Lojas Renner	90,540	1,108,186
M Dias Branco	13,000	131,999
Magazine Luiza	9,200	500,137
Multiplan Empreendimentos Imobiliarios	33,400	241,370
Natura Cosmeticos	23,200	342,325
Notre Dame Intermedica Participacoes S.A.	32,800	341,757
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Brazil (continued)
Petrobras Distribuidora	41,500	$ 270,078
Petroleo Brasileiro	346,300	2,696,486
Porto Seguro	12,400	167,919
Raia Drogasil	26,200	523,256
†Rumo	124,200	672,759
Sul America	27,800	271,922
Suzano Papel e Celulose	62,030	530,008
TIM Participacoes	101,400	304,468
Ultrapar Participacoes	87,400	459,766
Vale	368,500	4,971,936
WEG	95,300	535,325
		30,814,523
Chile–0.80%
Aguas Andinas Class A	305,695	180,451
Banco de Chile	3,483,117	513,504
Banco de Credito e Inversiones	5,467	377,174
Banco Santander Chile	7,580,664	564,949
Cencosud	164,537	322,943
Cia Cervecerias Unidas	16,988	239,415
Colbun	906,983	187,386
†Empresa Nacional de Telecomunicaciones	17,684	180,075
Empresas CMPC	129,302	354,919
Empresas COPEC	44,820	491,044
Enel Americas	3,301,657	582,300
Enel Chile	3,224,342	306,434
Itau CorpBanca	17,668,028	147,524
Latam Airlines Group	34,849	327,854
SACI Falabella	86,506	564,885
		5,340,857
China–22.77%
3SBio	151,000	259,083
†51job ADR	2,900	218,950
†58.com ADR	11,400	708,738
AAC Technologies Holdings	88,000	497,860
Agile Group Holdings	186,000	248,983
Agricultural Bank of China Class A	116,000	60,852
Aier Eye Hospital Group Class A	8,200	37,027
Air China Class H	216,000	217,189
†Alibaba Group Holding ADR	165,100	27,976,195
†Alibaba Health Information Technology	420,000	402,535
†Aluminum of China Class H	464,000	164,809
Angang Steel Class H	182,000	83,036
Anhui Conch Cement Class A	7,800	47,189
LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Anhui Conch Cement Class H	149,500	$ 935,468
ANTA Sports Products	130,000	896,635
†Autohome ADR	7,100	607,902
AviChina Industry & Technology Class H	267,000	145,912
BAIC Motor Class H	226,000	141,826
†Baidu ADR	32,200	3,778,992
Bank of Beijing Class A	44,100	37,993
Bank of China Class A	72,600	39,570
Bank of Communications	73,500	65,552
Bank of Jiangsu Class A	25,900	27,413
Bank of Ningbo Class A	10,900	38,521
Bank of Shanghai Class A	22,800	39,386
Baoshan Iron & Steel Class A	39,000	36,974
†Baozun ADR	4,300	214,398
BBMG Class H	300,000	96,338
Beijing Capital International Airport Class H	198,000	173,522
†Beijing Enterprises Water Group	650,000	386,328
BOE Technology Group Class A	71,600	35,985
BYD Class A	4,000	29,610
BYD Class H	77,000	465,579
BYD Electronic International	86,500	123,772
China Agri-Industries Holdings	269,000	86,515
China Aoyuan Group	133,000	186,983
China Coal Energy Class H	263,000	109,527
China Communications Services Class H	284,000	220,249
China Conch Venture Holdings	196,500	694,275
†China Eastern Airlines Class H	180,000	105,752
China Education Group Holdings	66,000	103,306
China Everbright	110,000	162,588
China Everbright Bank Class A	78,200	43,425
China Everbright Bank Class H	382,000	175,103
China Everbright International	434,000	400,861
China Evergrande Group	209,000	585,447
China Fortune Land Development Class A	6,687	31,758
China Hongqiao Group	255,500	180,213
China Huarong Asset Management Class H	1,197,000	208,483
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China International Capital Class H	144,000	$ 290,662
China International Travel Service Class A	3,800	49,110
China Jinmao Holdings Group	622,000	378,346
China Life Insurance Class A	6,500	26,856
China Life Insurance Class H	866,000	2,140,461
†China Literature	31,200	146,879
China Longyuan Power Group Class H	379,000	243,529
China Medical System Holdings	175,000	160,707
†China Mengniu Dairy	328,000	1,271,697
China Merchants Bank	34,000	178,449
China Merchants Bank Class H	454,000	2,252,937
China Merchants Securities Class A	12,600	31,391
†China Merchants Shekou Industrial Zone Holdings Class A	13,000	39,621
China Minsheng Banking Class A	66,800	61,824
China Molybdenum Class H	441,000	139,865
China Oilfield Services Class H	214,000	212,304
China Oriental Group	126,000	73,751
China Overseas Land & Investment	440,000	1,623,913
China Pacific Insurance Group Class A	11,900	63,387
China Pacific Insurance Group Class H	315,800	1,235,169
China Petroleum & Chemical Class A	50,800	40,569
China Power International Development	565,000	138,074
China Railway Construction Class A	24,600	35,688
China Railway Construction Class H	236,500	289,750
China Railway Signal & Communication Class H	189,000	137,341
China Reinsurance Group Class H	727,000	129,415
China Resources Beer Holdings	176,000	836,145
China Resources Gas Group	108,000	536,294
China Resources Land	330,000	1,452,919

LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Resources Pharmaceutical Group	186,500	$ 210,091
China Shenhua Energy	9,900	29,443
China Shipbuilding Industry Class A	48,300	39,150
China Southern Airlines Class H	214,000	148,688
China State Construction Engineering Class A	78,600	65,863
China Taiping Insurance Holdings	195,600	523,960
China Tower Class H	4,900,000	1,287,094
China Traditional Chinese Medicine Holdings	290,000	141,054
China Unicom Hong Kong	742,000	811,304
China United Network Communications Class A	59,600	53,537
China Vanke	18,000	73,022
China Vanke Class H	170,600	639,635
China Yangtze Power	27,400	71,464
China Zhongwang Holdings	209,600	105,682
Chongqing Rural Commercial Bank Class H	295,000	160,479
CIFI Holdings Group	306,000	201,633
CITIC Securities Class A	18,800	65,318
CITIC Securities Class H	232,500	484,909
CNOOC	2,076,000	3,541,162
COSCO SHIPPING Energy Transportation Class H	158,000	93,345
†COSCO SHIPPING Holdings Class H	330,500	128,901
COSCO SHIPPING Ports	200,000	197,351
Country Garden Holdings	866,000	1,316,534
Country Garden Services Holdings	142,000	328,116
CRRC	501,000	418,783
CRRC Class A	46,400	54,730
CSPC Pharmaceutical Group	558,000	899,970
†Ctrip.com International ADR	47,600	1,756,916
Dali Foods Group	240,000	159,251
Daqin Railway Class A	30,861	36,375
Datang International Power Generation Class H	392,000	98,382
East Money Information Class A	14,700	29,019
ENN Energy Holdings	93,700	911,850
Far East Horizon	258,000	263,889
†Focus Media Information Technology Class A	33,300	25,741
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Foshan Haitian Flavouring & Food	4,300	$ 65,873
Future Land Development Holdings	210,000	276,464
Fuyao Glass Industry Group Class H	59,600	185,076
†GDS Holdings ADR	7,000	262,990
Geely Automobile Holdings	592,000	1,015,062
†Genscript Biotech	108,000	270,999
GF Securities Class A	13,600	27,268
GF Securities Class H	173,000	205,831
†GOME Retail Holdings	1,381,000	148,561
Gree Electric Appliances	5,900	47,427
Greentown Service Group	124,000	100,199
Guangdong Investment	356,000	703,884
Guotai Junan Securities Class A	15,700	42,036
Guotai Junan Securities Class H	92,400	164,582
Haier Smart Home Class A	13,300	33,539
Haitian International Holdings	74,000	153,561
Haitong Securities Class A	17,500	36,233
Haitong Securities Class H	329,200	369,273
Hangzhou Hikvision Digital Technology Class A	17,300	69,724
†HengTen Networks Group	2,868,000	68,468
Hua Hong Semiconductor	52,000	100,841
Huadian Power International Class H	208,000	82,392
Huaneng Power International Class H	506,000	297,986
Huaneng Renewables Class H	612,000	168,497
†Huatai Securities Class A	13,600	44,294
Huatai Securities Class H	196,400	338,059
Huaxia Bank Class A	28,000	31,425
Huazhu Group ADR	15,800	572,750
Industrial & Commercial Bank of China Class A	84,700	72,719
Industrial Bank	33,200	88,537
Inner Mongolia BaoTou Steel Union Class A	104,500	25,750
Inner Mongolia Yili Industrial Group	11,600	56,544
Inner Mongolia Yitai Coal Class B	124,600	135,178
†iQIYI	14,600	301,490
†JD.com ADR	85,500	2,589,795
Jiangsu Expressway Class H	144,000	204,941
Jiangsu Hengrui Medicine	8,200	78,943
Jiangsu Yanghe Brewery Joint-Stock	2,900	51,469

LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangxi Copper Class H	147,000	$ 195,910
Kaisa Group Holdings	272,000	134,374
Kingdee International Software Group	275,000	297,903
†Kingsoft	97,000	210,101
Kunlun Energy	386,000	337,028
Kweichow Moutai	2,100	301,609
†KWG Group Holdings	147,500	149,858
Legend Holdings Class H	48,900	115,402
Lenovo Group	874,000	676,724
Li Ning	223,000	527,356
Logan Property Holdings	162,000	261,956
Longfor Group Holdings	203,000	765,393
LONGi Green Energy Technology Class A	8,100	27,343
Luxshare Precision Industry Class A	9,100	32,995
Luye Pharma Group	147,000	106,615
Luzhou Laojiao Class A	3,200	37,750
Maanshan Iron & Steel Class H	198,000	78,737
†Meitu	219,000	70,680
†Meituan Dianping	114,200	1,003,053
Metallurgical Corp. of China Class H	368,000	98,421
Midea Group	6,600	50,021
†MMG	308,000	107,771
Momo ADR	17,500	626,500
Muyuan Foodstuff Class A	3,100	26,579
NARI Technology Class A	10,400	28,265
NetEase ADR	8,100	2,071,737
New China Life Insurance Class A	4,500	36,144
New China Life Insurance Class H	99,300	483,181
New Hope Liuhe Class A	9,400	23,802
†New Oriental Education & Technology Group Sponsored ADR	16,600	1,603,228
Nexteer Automotive Group	112,000	139,463
†NIO	74,000	188,700
†Noah Holdings Sponsored ADR	3,600	153,180
People's Insurance Group of China Class H	978,000	381,917
PetroChina Class A	34,100	34,242
PetroChina Class H	2,460,000	1,356,412
PICC Property & Casualty Class H	822,000	886,936
†Pinduoduo	22,900	472,427
Ping An Bank Class A	32,400	65,125
Ping An Insurance Group	18,000	232,752
Ping An Insurance Group of China Class H	649,000	7,804,142
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Poly Developments and Holdings Group Class A	23,400	$ 43,548
SAIC Motor Class A	14,900	55,387
Sany Heavy Industry Class A	17,100	32,619
Seazen Holdings Class A	5,100	29,614
†Semiconductor Manufacturing International	357,500	398,492
Shaanxi Coal Industry Class A	19,400	26,152
Shandong Weigao Group Medical Polymer Class H	240,000	217,784
Shanghai Electric Group Class H	342,000	123,906
Shanghai Fosun Pharmaceutical Group Class H	65,500	198,384
Shanghai Industrial Holdings	63,000	136,599
Shanghai Lujiazui Finance & Trade Zone Development Class B	129,120	156,296
Shanghai Pharmaceuticals Holding Class H	103,400	203,285
Shanghai Pudong Development Bank Class A	46,500	79,192
Shenwan Hongyuan Group Class A	41,700	30,457
Shenzhen International Holdings	121,985	242,380
Shenzhen Investment	412,000	152,074
Shenzhou International Group Holdings	89,600	1,236,006
Shui On Land	464,500	107,772
Sihuan Pharmaceutical Holdings Group	485,000	109,470
†SINA	7,800	336,414
Sino-Ocean Group Holding	353,500	150,361
Sinopec Engineering Group Class H	168,500	142,811
Sinopec Shanghai Petrochemical Class H	392,000	156,108
Sinotrans Class H	261,000	94,921
Sinotruk Hong Kong	81,000	140,343
SOHO China	266,500	94,220
Sunac China Holdings	291,000	1,429,068
Suning.com Class A	20,200	33,836
Sunny Optical Technology Group	84,900	878,994
†TAL Education Group ADR	41,400	1,577,340
Tencent Holdings	663,100	29,998,238

LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Tencent Music Entertainment Group ADR	9,700	$ 145,403
Tingyi Cayman Islands Holding	236,000	394,261
Tong Ren Tang Technologies Class H	72,000	85,820
†Towngas China	124,000	89,325
TravelSky Technology Class H	112,000	225,252
Tsingtao Brewery Class H	46,000	293,099
Uni-President China Holdings	149,000	165,971
†Vipshop Holdings ADR	52,300	451,349
Want Want China Holdings	600,000	487,931
†Weibo Sponsored ADR	6,600	287,430
Weichai Power Class H	233,000	394,103
Wens Foodstuffs Group Class A	10,300	53,862
Wuliangye Yibin Class A	6,300	108,509
WuXi AppTec Class H	16,800	147,318
†Wuxi Biologics Cayman	64,000	574,176
†Xiaomi Corp.	413,000	529,706
Xinjiang Goldwind Science & Technology Class H	79,200	86,613
Xinyi Solar Holdings	380,000	187,765
Yanzhou Coal Mining Class H	220,000	205,723
†Yihai International Holding	56,000	290,521
Yonghui Superstores Class A	20,900	31,120
Yuexiu Property	798,000	180,863
Yum China Holdings	41,900	1,935,780
Yunnan Baiyao Group Class A	2,400	29,180
Yuzhou Properties	208,000	97,709
†YY ADR	5,900	411,171
Zhaojin Mining Industry Class H	134,500	150,996
Zhejiang Expressway Class H	168,000	177,068
†ZhongAn Online P&C Insurance Class H	37,700	103,560
Zhongsheng Group Holdings	66,000	184,024
Zhuzhou CRRC Times Electric Class H	65,700	346,320
Zijin Mining Group Class H	686,000	278,784
†ZTE Class A	7,400	35,259
†ZTE Class H	90,200	261,170
ZTO Express Cayman	38,700	739,944
		152,593,849
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Colombia–0.27%
Bancolombia	27,463	$ 330,223
Cementos Argos	59,012	137,728
Ecopetrol	596,550	542,065
Grupo Argos	34,109	183,627
Grupo de Inversiones Suramericana	28,077	297,939
Interconexion Electrica	52,456	291,540
		1,783,122
Czech Republic–0.15%
CEZ	19,359	467,837
Komercni banka	9,133	363,917
Moneta Money Bank	57,023	195,419
		1,027,173
Egypt–0.13%
Commercial International Bank Egypt	157,472	696,008
Eastern Tobacco	115,291	106,624
ElSewedy Electric	97,929	83,858
		886,490
Greece–0.31%
†Alpha Bank	164,275	328,879
†Eurobank Ergasias S.A.	297,919	293,233
Hellenic Telecommunications Organization	29,413	434,792
JUMBO	12,811	247,955
Motor Oil Hellas Corinth Refineries	7,122	182,215
†National Bank of Greece S.A.	62,974	172,513
OPAP	26,522	297,486
Titan Cement	5,923	115,573
		2,072,646
■Hong Kong–6.79%
Agricultural Bank of China Class H	3,403,000	1,424,248
†Alibaba Pictures Group	1,680,000	361,254
Bank of China Class H	9,235,000	3,896,882
Bank of Communications Class H	1,062,000	806,404
Beijing Enterprises Holdings	60,500	307,535
BOC Aviation	24,500	205,319
Brilliance China Automotive Holdings	364,000	402,544
CGN Power Class H	1,271,000	349,815
China Cinda Asset Management Class H	1,056,000	243,359
China CITIC Bank Class H	1,081,000	615,619
China Communications Construction Class H	535,000	478,179

LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
China Construction Bank Class H	11,169,000	$ 9,627,719
=China Ding Yi Feng Holdings	112,000	165,598
†China First Capital Group	406,000	121,102
China Galaxy Securities Class H	419,500	248,884
China Gas Holdings	215,000	798,941
China Merchants Port Holdings	164,000	279,076
China Minsheng Banking Class H	818,000	566,388
China Mobile	713,500	6,495,462
China National Building Material Class H	466,000	407,645
China Petroleum & Chemical Class H	2,970,000	2,023,221
China Railway Group Class H	452,000	343,758
China Resources Cement Holdings	292,000	282,701
China Resources Power Holdings	232,000	338,405
China Shenhua Energy Class H	412,500	864,009
China State Construction International Holdings	240,000	246,519
China Telecom Class H	1,684,000	847,974
CITIC	693,000	997,432
Dongfeng Motor Group Class H	326,000	267,309
Fosun International	308,000	410,075
†Fullshare Holdings	885,000	54,994
Great Wall Motor Class H	370,000	265,101
Guangzhou Automobile Group Class H	354,000	378,239
Guangzhou R&F Properties Class H	114,000	219,392
Haier Electronics Group	152,000	421,772
Hengan International Group	87,500	644,281
†Hutchison China MediTech ADR	6,300	138,600
Industrial & Commercial Bank of China Class H	7,564,000	5,521,124
Kingboard Holdings	84,000	233,953
Kingboard Laminates Holdings	138,000	126,616
Lee & Man Paper Manufacturing	180,000	125,931
Nine Dragons Paper Holdings	193,000	171,284
Postal Savings Bank of China Class H	949,000	563,868
Shimao Property Holdings	138,500	421,948
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Sino Biopharmaceutical	842,000	$ 861,429
Sinopharm Group Class H	144,400	508,446
SSY Group	176,000	159,101
Sun Art Retail Group	283,000	268,194
		45,507,649
Hungary–0.29%
MOL Hungarian Oil & Gas	48,076	533,700
OTP Bank	26,832	1,068,487
Richter Gedeon	16,737	308,397
		1,910,584
India–8.54%
Adani Ports & Special Economic Zone	73,100	434,391
Ambuja Cements	70,397	216,998
Ashok Leyland	137,293	173,466
Asian Paints	33,115	651,328
Aurobindo Pharma	29,989	264,291
†Avenue Supermarts	14,177	286,910
†Axis Bank	221,314	2,591,575
Bajaj Auto	9,606	393,461
Bajaj Finance	20,015	1,067,103
Bajaj Finserv	4,385	541,578
Bharat Forge	24,487	159,613
Bharat Petroleum	74,510	422,220
Bharti Airtel	207,340	1,040,964
Bharti Infratel	38,918	150,574
Bosch	798	188,883
Britannia Industries	6,488	257,868
Cipla	39,494	316,710
Coal India	141,382	519,760
Container Of India	24,240	200,112
Dabur India	60,443	350,703
Divi's Laboratories	8,913	206,266
Dr Reddy's Laboratories	13,141	486,859
Eicher Motors	1,533	424,835
GAIL India	90,452	408,682
Glenmark Pharmaceuticals	15,328	98,458
Godrej Consumer Products	40,931	393,538
Grasim Industries	33,897	448,766
Havells India	28,501	324,545
HCL Technologies	62,617	965,958
Hero MotoCorp	5,592	209,170
Hindalco Industries	133,501	400,379
Hindustan Petroleum	68,715	287,536
Hindustan Unilever	75,602	1,958,480
Housing Development Finance	189,991	6,032,809
ICICI Bank	277,699	1,758,043
ICICI Lombard General Insurance	15,462	249,209

LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Indiabulls Housing Finance	31,750	$ 279,402
Indian Oil	216,010	486,745
Infosys	406,197	4,335,179
InterGlobe Aviation	10,864	245,308
ITC	399,677	1,584,880
JSW Steel	96,787	387,720
Larsen & Toubro	55,098	1,239,678
LIC Housing Finance	33,477	269,283
Lupin	25,197	275,505
Mahindra & Mahindra	85,990	816,253
Mahindra & Mahindra Financial Services	35,765	201,228
Marico	50,839	273,125
Maruti Suzuki India	12,220	1,156,834
Motherson Sumi Systems	112,442	198,766
Nestle India	2,648	456,993
NTPC	272,550	558,110
Oil & Natural Gas	289,834	704,382
Page Industries	644	191,870
Petronet LNG	67,272	238,850
Pidilite Industries	13,686	240,762
Piramal Enterprises	9,347	263,750
Power Grid Corp. of India	210,428	630,844
REC	80,949	193,172
†Reliance Industries	331,365	6,013,314
Shree Cement	942	297,511
Shriram Transport Finance	16,589	259,654
†State Bank of India	206,088	1,078,435
Sun Pharmaceutical Industries	96,514	560,934
Tata Consultancy Services	104,715	3,379,094
†Tata Motors	182,228	427,857
Tata Power	122,396	122,388
Tata Steel	39,689	290,048
Tech Mahindra	54,451	557,564
Titan	35,747	691,454
UltraTech Cement	11,076	730,706
†United Spirits	32,691	277,025
UPL	40,997	556,826
Vedanta	213,347	539,051
†Vodafone Idea	826,651	145,452
Wipro	138,707	564,651
Yes Bank	195,934	308,517
Zee Entertainment Enterprises	57,728	283,556
		57,194,717
Indonesia–2.02%
Adaro Energy	1,582,700	152,575
Astra International	2,316,600	1,221,850
Bank Central Asia	1,147,600	2,435,293
Bank Mandiri Persero	2,135,900	1,212,654
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia (continued)
Bank Negara Indonesia Persero	848,100	$ 552,540
Bank Rakyat Indonesia Persero	6,463,300	1,995,383
Bank Tabungan Negara Persero	542,600	94,527
Barito Pacific Tbk PT	590,500	134,230
Bukit Asam	327,400	68,672
†Bumi Serpong Damai	986,200	107,100
Charoen Pokphand Indonesia	830,200	278,080
Gudang Garam	54,300	295,583
Hanjaya Mandala Sampoerna	1,044,200	232,431
Indah Kiat Pulp & Paper	324,400	215,629
Indocement Tunggal Prakarsa	207,000	292,552
Indofood CBP Sukses Makmur	273,100	196,296
Indofood Sukses Makmur	521,200	259,178
Jasa Marga Persero	234,200	94,842
Kalbe Farma	2,504,700	258,651
Pabrik Kertas Tjiwi Kimia	163,000	145,178
Pakuwon Jati	1,802,300	93,107
Perusahaan Gas Negara Persero	1,289,600	192,632
Semen Indonesia Persero	333,600	273,238
Surya Citra Media	749,200	85,447
Telekomunikasi Indonesia Persero	5,770,900	1,691,368
Unilever Indonesia	173,500	553,024
United Tractors	189,600	378,299
		13,510,359
Luxembourg–0.10%
†Globant	3,900	394,095
Reinet Investments	17,551	283,084
		677,179
Malaysia–2.03%
AirAsia Group	192,700	127,274
Alliance Bank Malaysia	100,300	91,321
AMMB Holdings	195,800	200,401
Axiata Group	307,682	371,036
British American Tobacco Malaysia	15,700	109,295
CIMB Group Holdings	545,650	710,744
Dialog Group	439,800	347,577
DiGi.Com	352,600	430,706
Fraser & Neave Holdings	16,400	137,112
Gamuda	191,300	173,875
Genting	241,600	396,113
Genting Malaysia	355,000	278,560
Genting Plantations	30,900	74,817

LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
HAP Seng Consolidated	72,800	$ 175,394
Hartalega Holdings	179,000	227,010
Hong Leong Bank	73,600	338,607
Hong Leong Financial Group	29,400	131,839
IHH Healthcare	262,800	369,109
IJM	340,300	197,479
IOI	223,500	229,881
Kuala Lumpur Kepong	51,100	303,694
Malayan Banking	452,381	972,602
Malaysia Airports Holdings	107,100	221,302
Maxis	265,300	357,193
MISC	131,900	228,305
Nestle Malaysia	8,300	299,451
Petronas Chemicals Group	273,400	555,760
Petronas Dagangan	29,800	183,316
Petronas Gas	66,800	280,730
PPB Group	68,100	308,014
Press Metal Aluminium Holdings	173,500	184,721
Public Bank	361,500	2,012,964
QL Resources	75,400	124,823
RHB Bank	115,700	156,506
Sime Darby	304,900	166,884
Sime Darby Plantation	232,400	276,768
Sime Darby Property	248,000	61,779
SP Setia Group	203,879	106,603
Telekom Malaysia	144,400	139,902
Tenaga Nasional	357,900	1,199,909
Top Glove	164,900	196,012
Westports Holdings	91,100	87,037
YTL	290,400	78,737
		13,621,162
Mexico–2.40%
Alfa Class A	344,100	337,400
†Alsea	60,000	118,476
America Movil	3,914,900	2,853,504
Arca Continental	49,900	269,860
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	207,200	317,918
Cemex	1,735,300	733,222
Coca-Cola Femsa	59,700	369,825
El Puerto de Liverpool	20,700	115,472
Fibra Uno Administracion	362,100	480,316
Fomento Economico Mexicano	224,100	2,168,173
Gruma Class B	23,825	224,115
Grupo Aeroportuario del Pacifico Class B	40,700	423,842
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Grupo Aeroportuario del Sureste Class B	23,635	$ 383,554
Grupo Bimbo A	186,200	388,140
Grupo Carso	53,700	200,433
Grupo Financiero Banorte Class O	298,800	1,735,472
Grupo Financiero Inbursa Class O	264,000	381,962
Grupo Mexico B	402,400	1,071,739
Grupo Televisa	274,600	463,538
Industrias Penoles	16,375	211,016
Infraestructura Energetica Nova	60,600	238,469
Kimberly-Clark de Mexico Class A	172,800	320,955
Megacable Holdings	35,200	150,016
Mexichem	118,600	249,697
Promotora y Operadora de Infraestructura	25,750	256,350
Wal-Mart de Mexico	603,200	1,646,455
		16,109,919
Peru–0.39%
Cia de Minas Buenaventura ADR	25,400	423,418
Credicorp	7,800	1,785,498
Southern Copper	10,200	396,270
		2,605,186
Philippines–1.06%
Aboitiz Equity Ventures	234,040	251,191
Aboitiz Power	169,200	114,924
Alliance Global Group	465,600	140,180
Ayala	33,280	580,922
Ayala Land	846,800	840,102
BDO Unibank	226,260	618,548
DMCI Holdings	457,800	92,034
Dubai Islamic Bank PJSC	105,210	161,251
Globe Telecom	3,825	168,872
GT Capital Holdings	10,540	193,502
International Container Terminal Services	111,310	318,060
JG Summit Holdings	329,300	433,469
Jollibee Foods	52,090	286,562
Manila Electric	26,440	199,817
Megaworld	1,296,900	154,408
Metro Pacific Investments	1,630,000	152,700
Metropolitan Bank & Trust	182,980	254,642
PLDT	10,185	255,510
Robinsons Land	238,800	122,814
Security Bank	28,960	96,091
SM Investments	27,690	523,838
SM Prime Holdings	1,161,700	841,381

LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
Universal Robina	101,330	$ 328,346
		7,129,164
Poland–1.06%
†Alior Bank	10,685	142,723
†Bank Millennium	70,826	177,556
Bank Polska Kasa Opieki	19,609	587,608
CCC	3,378	152,519
CD Projekt	7,733	447,594
Cyfrowy Polsat	30,070	239,809
†Dino Polska	5,743	201,228
Grupa Lotos	10,984	249,275
†Jastrzebska Spolka Weglowa	6,073	76,913
†KGHM Polska Miedz	16,091	446,750
LPP	149	304,892
†mBank	1,741	200,509
†Orange Polska	75,418	135,221
†PGE Polska Grupa Energetyczna	100,530	258,548
Polski Koncern Naftowy ORLEN	34,411	829,892
Polskie Gornictwo Naftowe i Gazownictwo	199,239	283,563
Powszechna Kasa Oszczednosci Bank Polski	100,568	1,154,322
Powszechny Zaklad Ubezpieczen	69,474	813,037
Santander Bank Polska	4,107	408,356
		7,110,315
Qatar–0.95%
Barwa Real Estate	22,702	213,240
Commercial Bank PQSC	243,420	306,689
Industries Qatar QSC	219,950	694,652
Masraf Al Rayan QSC	442,610	463,154
Mesaieed Petrochemical Holding	504,540	361,672
Ooredoo QPSC	9,422	169,265
Qatar Electricity & Water QSC	61,020	279,207
Qatar Fuel QSC	55,900	330,750
Qatar Insurance	184,010	177,259
Qatar Islamic Bank	139,850	636,388
Qatar National Bank QPSC	526,470	2,752,398
		6,384,674
Republic of Korea–11.18%
Amorepacific	3,687	526,688
AMOREPACIFIC Group	3,411	184,416
BGF retail	909	166,110
BNK Financial Group	30,536	198,186
†Celltrion	10,230	1,823,298
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†Celltrion Healthcare	5,700	$ 279,023
†Celltrion Pharm	1,962	81,811
Cheil Worldwide	8,063	205,302
CJ	1,710	149,791
CJ CheilJedang	984	253,200
CJ ENM	1,282	196,646
†CJ Logistics	1,023	119,332
Coway	5,890	394,826
Daelim Industrial	3,308	329,886
†Daewoo Engineering & Construction	21,297	91,296
†Daewoo Shipbuilding & Marine Engineering	4,354	123,443
DB Insurance	5,585	286,832
Doosan Bobcat	5,779	182,226
E-MART	2,357	285,709
Fila Korea	5,473	363,473
GS Engineering & Construction	6,689	234,096
GS Holdings	6,105	271,018
GS Retail	2,898	98,748
Hana Financial Group	34,574	1,120,623
Hankook Tire	8,357	254,043
Hanmi Pharm	717	251,197
Hanmi Science	1,659	98,118
Hanon Systems	22,121	223,506
Hanwha	4,474	103,630
Hanwha Chemical	12,581	247,914
Hanwha Life Insurance	32,881	93,369
HDC Hyundai Development Co-Engineering & Construction	2,867	108,190
†HLB	3,983	122,295
Hotel Shilla	3,731	314,013
Hyundai Department Store	1,533	109,944
Hyundai Engineering & Construction	8,883	413,031
Hyundai Glovis	2,227	310,888
†Hyundai Heavy Industries	4,592	471,736
Hyundai Heavy Industries Holdings	1,101	309,340
Hyundai Marine & Fire Insurance	7,417	182,812
Hyundai Mobis	7,858	1,603,216
Hyundai Motor	17,411	2,113,089
Hyundai Steel	9,041	327,803
Industrial Bank of Korea	28,478	346,719
Kakao	5,737	653,935
Kangwon Land	13,309	348,666
KB Financial Group	45,845	1,817,259
KCC	680	162,363
Kia Motors	30,345	1,157,626
Korea Aerospace Industries	8,740	272,688

LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†Korea Electric Power	29,455	$ 652,027
Korea Gas	3,016	110,362
Korea Investment Holdings	4,966	347,575
Korea Zinc	960	395,952
Korean Air Lines	5,513	138,467
KT&G	13,445	1,147,333
Kumho Petrochemical	2,137	180,462
LG	10,890	724,993
LG Chem	5,292	1,626,414
†LG Display	26,506	410,848
LG Electronics	12,217	840,605
LG Household & Health Care	1,080	1,230,082
LG Innotek	1,648	156,146
LG Uplus	12,854	161,397
Lotte	2,876	109,746
Lotte Chemical	1,957	428,662
Lotte Shopping	1,332	185,382
Medy-Tox	519	202,563
Meritz Securities	33,385	155,073
Mirae Asset Daewoo	44,474	315,820
NAVER	16,163	1,597,403
NCSoft	1,891	782,264
†Netmarble	2,881	282,137
NH Investment Securities	16,497	207,650
OCI	2,093	169,482
Orange Life Insurance	3,566	97,766
Orion Corp	2,578	206,688
Ottogi	154	91,333
†Pan Ocean	30,814	124,034
†Pearl Abyss	730	134,431
POSCO	9,057	1,922,664
POSCO Chemtech	2,456	114,209
Posco Daewoo	6,322	100,686
S-1	1,999	168,971
†Samsung Biologics	1,891	524,841
Samsung C&T	9,985	828,379
Samsung Card	3,134	103,684
Samsung Electro-Mechanics	6,413	545,651
Samsung Electronics	554,451	22,577,423
†Samsung Engineering	18,611	276,953
Samsung Fire & Marine Insurance	3,540	821,652
†Samsung Heavy Industries	49,798	352,458
Samsung Life Insurance	8,018	580,974
Samsung SDI	6,336	1,299,920
Samsung SDS	3,997	745,080
Samsung Securities	7,387	250,563
Shinhan Financial Group	52,443	2,039,721
Shinsegae	873	227,878
†SillaJen	7,086	303,835
SK Holdings	4,113	827,650
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
SK Hynix	63,480	$ 3,818,283
SK Innovation	6,381	879,555
SK Telecom	2,310	518,157
S-Oil	5,096	370,126
†ViroMed	1,632	238,933
Woori Financial Group	54,615	664,649
Yuhan	1,064	225,412
		74,924,773
Romania–0.06%
NEPI Rockcastle	44,295	406,973
		406,973
Russia–3.75%
Alrosa PJSC	292,178	397,541
Gazprom PJSC	1,235,360	4,548,481
Inter RAO UES PJSC	4,342,000	310,974
LUKOIL PJSC	47,834	4,012,878
Magnit PJSC	8,608	508,425
Magnit PJSC GDR	6,469	94,286
Magnitogorsk Iron & Steel Works PJSC	261,800	186,239
MMC Norilsk Nickel PJSC	7,323	1,656,921
Mobile TeleSystems PJSC	3,800	17,120
Mobile TeleSystems PJSC ADR	55,300	514,843
†Moscow Exchange	161,510	230,250
Novatek PJSC GDR	10,548	2,242,189
Novolipetsk Steel	136,750	345,355
PhosAgro PJSC	13,617	178,709
Polymetal International	25,066	317,831
†Polyus PJSC	3,166	291,786
Rosneft Oil PJSC	134,450	881,291
Sberbank of Russia PJSC	1,251,880	4,722,544
Severstal PJSC	23,930	404,003
Surgutneftegas PJSC	856,200	356,636
Tatneft PJSC	176,560	2,163,574
VTB Bank PJSC	381,470,000	240,708
X5 Retail Group GDR	13,999	480,026
		25,102,610
Saudi Arabia–1.32%
Advanced Petrochemical	5,532	88,504
Al Rajhi Bank	70,274	1,304,164
Alinma Bank	42,165	273,878
AlmaraiJSC	14,342	201,534
†Bank AlBilad	21,082	152,900
Bank Al-Jazira	23,050	93,298
Banque Saudi Fransi	31,116	351,785
Bupa Arabia for Cooperative Insurance	1,583	40,648
†Dar Al Arkan Real Estate Development	30,359	95,035
†Emaar Economic City	21,943	58,217

LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
†Etihad Etisalat	21,645	$ 138,630
†for Cooperative Insurance	3,514	65,589
Jarir Marketing	3,373	148,578
National Commercial Bank	68,840	1,016,901
†National Industrialization	18,803	84,931
†Rabigh Refining & Petrochemical	12,563	69,207
Riyad Bank	68,840	491,931
Sahara International Petrochemical	20,614	113,669
Samba Financial Group	56,220	530,667
Saudi Airlines Catering	2,305	52,488
Saudi Arabian Fertilizer	9,561	216,186
†Saudi Arabian Mining	23,461	304,026
Saudi Basic Industries	43,025	1,310,132
Saudi British Bank	12,908	142,491
Saudi Cement	4,301	80,393
Saudi Electricity	47,805	238,365
Saudi Industrial Investment Group	12,649	83,105
†Saudi Kayan Petrochemical	42,165	137,389
Saudi Telecom	22,947	637,561
Savola Group	15,010	130,875
Yanbu National Petrochemical	12,908	216,834
		8,869,911
South Africa–5.52%
Absa Group	82,746	1,034,749
Anglo American Platinum	6,108	363,426
AngloGold Ashanti	47,213	846,277
Aspen Pharmacare Holdings	44,006	314,104
Bid	38,448	837,236
Bidvest Group	32,734	440,492
Capitec Bank Holdings	5,438	501,423
Clicks Group	30,523	444,875
Discovery	46,485	492,795
Exxaro Resources	28,455	348,440
FirstRand	387,552	1,887,563
Fortress REIT Class A	142,582	217,036
Foschini Group	26,945	345,248
Gold Fields	98,644	536,159
Growthpoint Properties	339,695	586,661
Investec	34,065	221,590
Kumba Iron Ore	7,571	268,402
Liberty Holdings	14,067	105,525
Life Healthcare Group Holdings	157,980	252,275
MMI Holdings	103,331	139,169
Mr Price Group	29,254	411,981
MTN Group	195,074	1,475,108
†MultiChoice Group	50,025	475,815
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Naspers Class N	50,937	$ 12,329,304
Nedbank Group	42,411	762,894
Netcare	139,617	178,089
Old Mutual	567,169	853,914
Pick n Pay Stores	43,296	212,100
PSG Group	18,061	306,479
Rand Merchant Investment Holdings	91,611	221,090
Redefine Properties	651,320	418,029
Remgro	60,681	809,652
RMB Holdings	91,230	547,239
Sanlam	205,163	1,139,194
Sappi	63,424	247,167
Sasol	64,751	1,610,058
Shoprite Holdings	53,654	599,711
SPAR Group	23,074	306,517
Standard Bank Group	149,164	2,083,782
Telkom	32,871	214,976
Tiger Brands	18,279	290,355
Truworths International	52,577	260,961
Vodacom Group	73,503	624,561
Woolworths Holdings	113,205	392,264
		36,954,685
Taiwan–10.29%
Acer	330,000	205,109
Advantech	40,000	340,643
Airtac International Group	13,000	146,104
†ASE Technology Holding	399,000	796,368
Asia Cement	250,000	383,102
Asustek Computer	81,000	581,403
AU Optronics	988,000	295,995
Catcher Technology	75,000	538,834
Cathay Financial Holding	863,000	1,195,325
Chailease Holding	133,000	551,152
Chang Hwa Commercial Bank	617,000	416,334
Cheng Shin Rubber Industry	222,000	286,777
Chicony Electronics	65,000	160,225
China Airlines	283,000	89,621
China Development Financial Holding	1,460,000	445,652
China Life Insurance	337,397	270,044
China Steel	1,350,000	1,084,973
Chunghwa Telecom	443,000	1,611,310
Compal Electronics	477,000	312,884
CTBC Financial Holding	2,159,000	1,484,554
Delta Electronics	225,000	1,143,549
E.Sun Financial Holding	1,127,000	943,971
Eclat Textile	21,000	269,063
Eva Airways	249,284	119,866
Evergreen Marine Taiwan	247,000	99,080
Far Eastern New Century	368,000	397,587

LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Far EasTone Telecommunications	183,000	$ 461,168
Feng TAY Enterprise	34,000	265,584
First Financial Holding	1,140,000	837,366
Formosa Chemicals & Fibre	403,000	1,339,156
Formosa Petrochemical	142,000	507,098
Formosa Plastics	519,000	1,915,443
Formosa Taffeta	93,000	117,177
Foxconn Technology	104,000	211,471
Fubon Financial Holding	770,000	1,137,869
Giant Manufacturing	34,000	266,618
Globalwafers	25,000	254,339
Highwealth Construction	91,000	144,946
Hiwin Technologies	25,000	209,931
Hon Hai Precision Industry	1,451,000	3,620,121
Hotai Motor	35,000	573,575
Hua Nan Financial Holdings	864,000	580,269
Innolux	960,000	226,989
Inventec	284,000	225,776
Largan Precision	12,000	1,498,722
Lite-On Technology	242,000	354,679
MediaTek	176,000	1,782,663
Mega Financial Holding	1,246,000	1,240,193
Micro-Star International	76,000	216,157
Nan Ya Plastics	601,000	1,521,847
Nanya Technology	147,000	305,617
Nien Made Enterprise	18,000	135,542
Novatek Microelectronics	66,000	368,289
Pegatron	224,000	388,342
Phison Electronics	16,000	146,005
Pou Chen	252,000	312,528
Powertech Technology	84,000	205,855
President Chain Store	66,000	638,737
Quanta Computer	311,000	605,352
Realtek Semiconductor	54,000	397,725
Ruentex Development	60,000	85,862
Ruentex Industries	37,000	90,129
Shanghai Commercial & Savings Bank	354,000	641,401
Shin Kong Financial Holding	1,190,000	361,659
SinoPac Financial Holdings	1,230,000	517,053
Standard Foods	45,000	87,973
Synnex Technology International	150,000	188,649
†TaiMed Biologics	19,000	97,316
Taishin Financial Holding	1,080,000	497,570
Taiwan Business Bank	431,000	189,677
Taiwan Cement	531,000	787,153
Taiwan Cooperative Financial Holding	1,014,000	679,587
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Taiwan High Speed Rail	225,000	$ 331,228
Taiwan Mobile	185,000	729,648
Taiwan Semiconductor Manufacturing	2,860,000	21,874,358
†Tatung	209,000	126,382
Uni-President Enterprises	563,000	1,499,652
United Microelectronics	1,359,000	612,312
Vanguard International Semiconductor	104,000	218,995
Walsin Technology	36,000	191,271
Win Semiconductors	38,000	244,625
Winbond Electronics	334,000	163,713
Wistron	322,000	251,508
WPG Holdings	171,000	222,249
Yageo	29,000	247,745
Yuanta Financial Holding	1,145,000	688,281
Zhen Ding Technology Holding	49,000	156,762
		68,965,432
Thailand–2.87%
Advanced Info Service NVDR	136,700	972,704
Airports of Thailand NVDR	510,900	1,225,036
Bangkok Bank NVDR	54,300	348,990
Bangkok Dusit Medical Services NVDR	1,081,200	916,946
Bangkok Expressway & Metro	895,100	332,853
Banpu NVDR	494,700	242,233
Berli Jucker NVDR	141,900	233,817
BTS Group Holdings NVDR	764,969	299,223
Bumrungrad Hospital NVDR	51,900	286,057
Central Pattana NVDR	257,200	629,251
Charoen Pokphand Foods NVDR	456,600	420,785
CP ALL NVDR	673,700	1,890,936
Electricity Generating NVDR	32,900	348,822
Energy Absolute NVDR	192,300	349,747
Gulf Energy Development NVDR	63,700	255,561
Home Product Center NVDR	673,600	384,593
Indorama Ventures NVDR	201,700	309,372
Intouch Holdings NVDR	238,000	487,176
IRPC NVDR	1,344,900	219,581
Kasikornbank NVDR	231,500	1,419,901
Krung Thai Bank NVDR	414,200	263,455
Land & Houses NVDR	812,300	294,213
Minor International NVDR	326,600	436,645
Muangthai Capital NVDR	72,800	134,233
PTT NVDR	1,319,000	2,100,331

LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
PTT Exploration & Production NVDR	168,100	$ 742,193
PTT Global Chemical NVDR	267,000	557,747
Ratch Group NVDR	80,900	176,155
Robinson NVDR	64,000	117,527
Siam Cement NVDR	89,900	1,383,729
Siam Commercial Bank NVDR	96,700	440,085
Thai Oil NVDR	134,100	291,281
Thai Union Group NVDR	375,800	224,333
TMB Bank NVDR	1,404,400	89,790
Total Access Communication NVDR	78,500	135,619
True NVDR	1,393,700	266,043
		19,226,963
Turkey–0.48%
†Akbank	328,714	389,038
Anadolu Efes Biracilik Ve Malt Sanayii	23,819	81,817
†Arcelik	23,171	77,721
Aselsan Elektronik Sanayi Ve Ticaret	39,308	121,930
BIM Birlesik Magazalar	24,426	335,987
Eregli Demir ve Celik Fabrikalari	160,909	218,548
Ford Otomotiv Sanayi	8,066	87,008
Haci Omer Sabanci Holding	105,531	156,406
KOC Holding	87,439	263,874
TAV Havalimanlari Holding	20,877	97,230
Tupras Turkiye Petrol Rafinerileri	14,391	285,445
†Turk Hava Yollari	63,444	140,991
Turkcell Iletisim Hizmetleri	126,428	279,141
†Turkiye Garanti Bankasi	265,500	416,909
Turkiye Is Bankasi Class C	181,021	188,783
Turkiye Sise ve Cam Fabrikalari	77,581	69,484
		3,210,312
United Arab Emirates–0.69%
Abu Dhabi Commercial Bank PJSC	318,811	720,398
Aldar Properties PJSC	455,234	234,684
DP World	19,884	316,156
Dubai Islamic Bank PJSC	196,724	275,540
Emaar Development PJSC	102,481	111,879
Emaar Malls PJSC	313,649	173,289
Emaar Properties PJSC	421,798	508,770
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
Emirates Telecommunications Group PJSC	207,119	$ 940,540
First Abu Dhabi Bank PJSC	326,543	1,323,643
		4,604,899
United Kingdom–0.05%
Mondi	14,185	318,906
		318,906
Total Common Stock (Cost $553,180,863)		610,653,488
PREFERRED STOCKS–3.63%
Brazil–2.69%
Banco Bradesco 2.69%	468,600	4,616,502
†Braskem 3.94%	20,600	188,675
Centrais Eletricas Brasileiras	26,800	250,555
Cia Brasileira de Distribuicao 1.83%	19,100	470,045
Cia Energetica de Minas Gerais	105,000	406,333
Gerdau	124,400	490,803
Itau Unibanco Holding 4.33%	563,100	5,309,926
Itausa - Investimentos Itau	514,500	1,731,101
Lojas Americanas	89,500	385,042
Petroleo Brasileiro	488,500	3,471,703
Telefonica Brasil 1.07%	51,000	665,267
		17,985,952
Chile–0.08%
Embotelladora Andina	36,366	131,318
Sociedad Quimica y Minera de Chile	13,144	408,310
		539,628
Colombia–0.15%
Bancolombia	54,698	694,470
Grupo Aval Acciones y Valores	457,600	182,983
Grupo de Inversiones Suramericana	14,468	142,451
		1,019,904
Republic of Korea–0.61%
Amorepacific	1,149	85,943
=†CJ	280	8,892
Hyundai Motor	6,858	496,022
LG Chem	890	150,924
LG Household & Health Care	246	171,812

LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Republic of Korea (continued)
Samsung Electronics 2.75%	95,707	$ 3,174,061
		4,087,654
Russia–0.10%
Surgutneftegas PJSC	795,500	536,025
Transneft PJSC 0.94%	52	136,052
		672,077
Total Preferred Stocks (Cost $22,409,317)		24,305,215
RIGHTS–0.00%
Chile–0.00%
†Enel Americas S.A.	1,076,353	15,829
		15,829
Hong Kong–0.00%
=Legend Holdings	3,761	0
		0
Republic of Korea–0.00%
=†Helixmith	109	3,077
		3,077
Total Rights (Cost $0)		18,906
	Number of Shares	Value (U.S. $)
WARRANT–0.00%
Thailand–0.00%
†Minor International exp 9/30/21 exercise price THB 43.0000	13,560	$ 2,454
Total Warrant (Cost $0)		2,454

MONEY MARKET FUND–4.22%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.31%)	28,289,929	28,289,929
Total Money Market Fund (Cost $28,289,929)		28,289,929

TOTAL INVESTMENTS–98.99% (Cost $603,880,109)	663,269,992
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.01%	6,784,381
NET ASSETS APPLICABLE TO 60,297,486 SHARES OUTSTANDING–100.00%	$670,054,373
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND STANDARD CLASS ($667,874,778 / 60,101,023 Shares)	$11.113
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND SERVICE CLASS ($2,179,595 / 196,463 Shares)	$11.094
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$600,151,263
Distributable earnings/(accumulated loss)	69,903,110
TOTAL NET ASSETS	$670,054,373

Δ Securities have been classified by country of origin.
† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."

LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
★ Includes $1,549,600 cash collateral held at broker for futures contracts, $180,000 cash collateral held at brokers for certain open bilateral derivatives, $16,022 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $46,945 payable for securities purchased, $194,581 payable for fund share redeemed, $186,793 variation margin due to brokers on centrally cleared interest rate swap contracts, $296,467 other accrued expenses payable, $231,883 due to manager and affiliates, $80,492 variation margin due to broker on futures contracts and $828,152 capital gain taxes payable as of June 30, 2019.

The following futures contracts and swap contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
596	E-mini MSCI Emerging Markets Index	$31,391,320	$30,287,099	9/20/19	$1,104,221	$—
Swap Contract1
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Rate Received	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
HSBC- MSCI China A Index[4]	5,525,438	(1.00%)	10/18/19	$(178,472)	$—	$(178,472)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2019.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
PQSC–Private Qatar Share Holding Company
QSC–Qatari Shareholding Company
REIT–Real Estate Investment Trust
THB–Thailand Baht
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 8,671,950
Interest	83,322
Foreign Taxes Withheld	(891,506)
7,863,766
EXPENSES:
Management fees	1,093,042
Custodian fees	204,667
Shareholder servicing fees	93,230
Index fees	92,130
Accounting and administration expenses	56,772
Reports and statements to shareholders	39,369
Professional fees	28,170
Trustees’ fees and expenses	9,515
Interest expense	6,757
Consulting fees	1,888
Distribution fees-Service Class	1,575
Pricing fees	206
Other	4,447
1,631,768
Less:
Expenses reimbursed	(16,022)
Total operating expenses	1,615,746
NET INVESTMENT INCOME	6,248,020
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	3,065,787
Foreign currencies	(251,178)
Futures contracts	793,405
Swap contracts	1,237,278
Net realized gain	4,845,292
Net change in unrealized appreciation (depreciation) of:
Investments**	53,220,500
Foreign currencies	49,806
Futures contracts	1,204,603
Swap contracts	(111,091)
Net change in unrealized appreciation (depreciation)	54,363,818
NET REALIZED AND UNREALIZED GAIN	59,209,110
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,457,130

*	Includes $74,869 capital gains taxes paid.
**	Includes $497,220 change in capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	11/1/18* to 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,248,020	$ 1,712,527
Net realized gain (loss)	4,845,292	(1,783,908)
Net change in unrealized appreciation (depreciation)	54,363,818	5,182,167
Net increase in net assets resulting from operations	65,457,130	5,110,786
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(664,781)
Service Class	—	(25)
	—	(664,806)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	38,351,939	635,776,726
Service Class	2,739,850	210,778
Reinvestment of dividends and distributions:
Standard Class	—	664,781
Service Class	—	25
	41,091,789	636,652,310
Cost of shares redeemed:
Standard Class	(66,844,370)	(9,947,112)
Service Class	(800,666)	(688)
	(67,645,036)	(9,947,800)
Increase (decrease) in net assets derived from capital share transactions	(26,553,247)	626,704,510
NET INCREASE IN NET ASSETS	38,903,883	631,150,490
NET ASSETS:
Beginning of period	631,150,490	—
End of period	$670,054,373	$631,150,490

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	11/1/18 [1] to12/31/18

Net asset value, beginning of period	$ 10.074	$ 10.000
Income from investment operations:
Net investment income[3]	0.105	0.028
Net realized and unrealized gain	0.934	0.057
Total from investment operations	1.039	0.085
Less dividends and distributions from:
Net investment income	—	(0.003)
Net realized gain	—	(0.008)
Total dividends and distributions	—	(0.011)
Net asset value, end of period	$ 11.113	$ 10.074
Total return[4]	10.29%	0.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$667,875	$630,939
Ratio of expenses to average net assets	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.50%	0.51%
Ratio of net investment income to average net assets	1.95%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.95%	1.61%
Portfolio turnover	5%	1%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	11/1/18 [1] to12/31/18

Net asset value, beginning of period	$ 10.072	$ 10.000
Income from investment operations:
Net investment income[3]	0.091	0.020
Net realized gain	0.931	0.061
Total from investment operations	1.022	0.081
Less dividends and distributions from:
Net investment income	—	(0.001)
Net realized gain	—	(0.008)
Total dividends and distributions	—	(0.009)
Net asset value, end of period	$ 11.094	$ 10.072
Total return[4]	10.16%	0.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,179	$ 211
Ratio of expenses to average net assets	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%
Ratio of net investment income to average net assets	1.70%	1.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.69%	1.36%
Portfolio turnover	5%	1%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Total return swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on the Fund's federal income tax return through the six months ended June 30, 2019 and the year ended December 31, 2018, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.34% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.50% of the average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the period ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 16,022	$ 16,022
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$18,499
Legal	3,813
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA Emerging Markets Equity Index Fund–23

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $25,756 for the period ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$ 16,022
Management fees payable to LIAC	180,305
Distribution fees payable to LFD	416
Printing and mailing fees payable to Lincoln Life	35,783
Shareholder servicing fees payable to Lincoln Life	15,379
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the period ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$34,190,661
Sales	77,241,738
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$603,880,109
Aggregate unrealized appreciation of investments and derivatives	$ 79,229,852
Aggregate unrealized depreciation of investments and derivatives	(18,922,541)
Net unrealized appreciation of investments and derivatives	$ 60,307,311
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Emerging Markets Equity Index Fund–24

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$ 1,788,456	$ —	$ —	$ 1,788,456
Brazil	30,814,523	—	—	30,814,523
Chile	5,340,857	—	—	5,340,857
China	50,400,926	102,192,923	—	152,593,849
Colombia	1,783,122	—	—	1,783,122
Czech Republic	—	1,027,173	—	1,027,173
Egypt	802,632	83,858	—	886,490
Greece	732,580	1,340,066	—	2,072,646
Hong Kong	138,600	45,203,451	165,598	45,507,649
Hungary	308,397	1,602,187	—	1,910,584
India	1,082,824	56,111,893	—	57,194,717
Indonesia	—	13,510,359	—	13,510,359
Luxembourg	677,179	—	—	677,179
Malaysia	460,200	13,160,962	—	13,621,162
Mexico	16,109,919	—	—	16,109,919
Peru	2,605,186	—	—	2,605,186
Philippines	1,067,203	6,061,961	—	7,129,164
Poland	682,957	6,427,358	—	7,110,315
Qatar	1,486,538	4,898,136	—	6,384,674
Republic of Korea	2,919,577	72,005,196	—	74,924,773
Romania	406,973	—	—	406,973
Russia	22,363,881	2,738,729	—	25,102,610
Saudi Arabia	8,869,911	—	—	8,869,911
South Africa	3,067,618	33,887,067	—	36,954,685
Taiwan	729,648	68,235,784	—	68,965,432
Thailand	—	19,226,963	—	19,226,963
Turkey	417,804	2,792,508	—	3,210,312
United Arab Emirates	1,368,575	3,236,324	—	4,604,899
United Kingdom	—	318,906	—	318,906
Preferred Stocks
Brazil	17,985,952	—	—	17,985,952
Chile	539,628	—	—	539,628
Colombia	1,019,904	—	—	1,019,904
Republic of Korea	—	4,078,762	8,892	4,087,654
Russia	672,077	—	—	672,077
Rights	15,829	—	3,077	18,906
Warrant	2,454	—	—	2,454
LVIP SSGA Emerging Markets Equity Index Fund–25

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 28,289,929	$ —	$ —	$ 28,289,929
Total Investments	$204,951,859	$458,140,566	$177,567	$663,269,992
Derivatives:

Assets:
Futures Contract	$1,104,221	$ —	$—	$1,104,221
Liabilities:
Swap Contract	$ —	$(178,472)	$—	$ (178,472)
As a result of utilizing International fair value pricing at June 30, 2019, a portion of the Fund’s common stock investments was categorized as Level 2.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	11/1/18 * to
	6/30/19	12/31/18
Shares sold:
Standard Class	3,622,304	63,540,996
Service Class	251,237	21,062
Shares reinvested:
Standard Class	—	64,724
Service Class	—	3
	3,873,541	63,626,785
Shares redeemed:
Standard Class	(6,149,200)	(977,801)
Service Class	(75,770)	(69)
	(6,224,970)	(977,870)
Net increase	(2,351,429)	62,648,915

*	Date of commencement of operations.
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.   No foreign currency exchange contracts were outstanding at June 30, 2019.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the period ended June 30, 2019, the Fund used futures contracts as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.
LVIP SSGA Emerging Markets Equity Index Fund–26

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Swap Contracts–The Fund enters into total return swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the period ended June 30, 2019, the Fund used total return swap contracts to gain exposure to markets the Fund invests in and to preserve a return or spread on portfolio investments.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,104,221	Receivables and other assets net of liabilities	$ —
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(178,472)
Total		$1,104,221		$(178,472)
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 793,405	$1,204,603
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,237,278)	(111,091)
Total		$ (443,873)	$1,093,512
LVIP SSGA Emerging Markets Equity Index Fund–27

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the period ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$9,749,830	$—
Total return swap contracts (average notional value)	9,923,388	—
At June 30, 2019, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Citigroup Global Markets	$ 12,000
Hong Kong Shanghai Bank	300,000
Total	$312,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2019, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Hong Kong Shanghai Bank	$—	$(178,472)	$(178,472)
Total	$—	$(178,472)	$(178,472)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Hong Kong Shanghai Bank	$(178,472)	$—	$178,472	$—	$—	$—
Total	$(178,472)	$—	$178,472	$—	$—	$—

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
6. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP SSGA Emerging Markets Equity Index Fund–28

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Market Risk (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the period ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–29

LVIP SSGA Funds
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Small-Mid Cap 200 Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Funds

LVIP SSGA Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and may also sell its shares to unaffiliated companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers in effect.
LVIP SSGA Developed International 150 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,080.30	0.40%	$2.06
Service Class Shares	1,000.00	1,078.90	0.65%	3.35
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.80	0.40%	$2.01
Service Class Shares	1,000.00	1,021.60	0.65%	3.26
LVIP SSGA Emerging Markets 100 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,045.60	0.47%	$2.38
Service Class Shares	1,000.00	1,044.40	0.72%	3.65
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.50	0.47%	$2.36
Service Class Shares	1,000.00	1,021.20	0.72%	3.61

LVIP SSGA Funds–1

LVIP SSGA Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP SSGA Large Cap 100 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,158.80	0.36%	$1.93
Service Class Shares	1,000.00	1,157.40	0.61%	3.26
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.06
LVIP SSGA Small-Mid Cap 200 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,094.40	0.41%	$2.13
Service Class Shares	1,000.00	1,093.00	0.66%	3.43
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.80	0.41%	$2.06
Service Class Shares	1,000.00	1,021.50	0.66%	3.31

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
LVIP SSGA Funds–2

LVIP SSGA Developed International 150 Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Security Type/Country	Percentage of Net Assets
Common Stock	96.20%
Australia	4.72%
Canada	1.30%
Denmark	0.58%
Finland	0.66%
France	12.87%
Germany	6.64%
Hong Kong	4.60%
Italy	1.93%
Japan	37.98%
Netherlands	4.02%
Norway	0.77%
Singapore	2.28%
Spain	2.62%
Sweden	1.30%
Switzerland	2.21%
United Kingdom	11.72%
Preferred Stocks	2.10%
Rights	0.02%
Money Market Fund	0.52%
Total Investments	98.84%
Receivables and Other Assets Net of Liabilities	1.16%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	0.69%
Airlines	1.67%
Auto Components	2.01%
Automobiles	6.53%
Banks	10.23%
Beverages	0.69%
Building Products	1.41%
Capital Markets	1.94%
Chemicals	5.15%
Commercial Services & Supplies	0.64%
Construction & Engineering	1.97%
Diversified Financial Services	0.69%
Diversified Telecommunication Services	2.75%
Electric Utilities	1.87%
Electrical Equipment	0.68%
Electronic Equipment, Instruments & Components	0.75%
Equity Real Estate Investment Trusts	3.93%
Food & Staples Retailing	2.28%
Sector	Percentage of Net Assets
Food Products	2.92%
Health Care Equipment & Supplies	0.09%
Health Care Providers & Services	3.34%
Hotels, Restaurants & Leisure	0.64%
Household Durables	1.31%
Household Products	0.67%
Independent Power and Renewable Electricity Producers	0.61%
Industrial Conglomerates	2.02%
Insurance	3.41%
IT Services	1.45%
Machinery	3.41%
Media	1.46%
Metals & Mining	3.74%
Multiline Retail	0.59%
Multi-Utilities	2.51%
Oil, Gas & Consumable Fuels	3.84%
Paper & Forest Products	0.66%
Pharmaceuticals	3.21%
Professional Services	1.52%
Real Estate Management & Development	1.96%
Road & Rail	0.80%
Semiconductors & Semiconductor Equipment	1.34%
Specialty Retail	0.61%
Technology Hardware, Storage & Peripherals	3.46%
Tobacco	1.64%
Trading Companies & Distributors	3.88%
Wireless Telecommunication Services	1.35%
Total	98.32%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Singapore Telecommunications	0.80%
Aurizon Holdings	0.80%
Adecco Group	0.79%
WPP	0.78%
Orkla	0.77%
KDDI	0.77%
Wilmar International	0.76%
Cie de Saint-Gobain	0.75%
Hitachi	0.75%
Danone	0.75%
Total	7.72%

LVIP SSGA Funds–3

LVIP SSGA Developed International 150 Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
IT–Information Technology
LVIP SSGA Funds–4

LVIP SSGA Emerging Markets 100 Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Security Type/Country	Percentage of Net Assets
Common Stock	96.05%
Brazil	3.13%
Chile	1.12%
Hong Kong	26.36%
Hungary	0.97%
India	3.04%
Indonesia	0.95%
Malaysia	2.02%
Mexico	1.89%
Republic of Korea	20.61%
Russia	5.88%
South Africa	7.49%
Taiwan	14.60%
Thailand	2.07%
Turkey	3.92%
United Arab Emirates	2.00%
Preferred Stocks	2.01%
Money Market Fund	0.07%
Total Investments	98.13%
Receivables and Other Assets Net of Liabilities	1.87%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Automobiles	6.16%
Banks	17.80%
Beverages	0.96%
Capital Markets	0.81%
Chemicals	3.79%
Construction & Engineering	2.03%
Construction Materials	2.02%
Diversified Consumer Services	1.02%
Diversified Financial Services	1.00%
Diversified Telecommunication Services	3.92%
Electric Utilities	1.06%
Electronic Equipment, Instruments & Components	2.30%
Equity Real Estate Investment Trusts	1.90%
Food & Staples Retailing	1.89%
Food Products	3.90%
Gas Utilities	0.89%
Health Care Providers & Services	0.83%
Hotels, Restaurants & Leisure	0.96%
Household Durables	1.02%
Sector	Percentage of Net Assets
Independent Power and Renewable Electricity Producers	2.96%
Industrial Conglomerates	4.70%
Insurance	2.93%
Machinery	0.93%
Metals & Mining	3.79%
Multiline Retail	1.13%
Oil, Gas & Consumable Fuels	7.12%
Personal Products	0.85%
Pharmaceuticals	3.27%
Real Estate Management & Development	2.04%
Semiconductors & Semiconductor Equipment	2.19%
Specialty Retail	1.08%
Technology Hardware, Storage & Peripherals	3.04%
Textiles, Apparel & Luxury Goods	1.00%
Tobacco	0.91%
Transportation Infrastructure	0.81%
Wireless Telecommunication Services	5.05%
Total	98.06%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Gazprom ADR	1.56%
Kia Motors	1.25%
Daelim Industrial	1.19%
United Microelectronics	1.18%
Sberbank of Russia PJSC	1.17%
MTN Group	1.17%
Brilliance China Automotive Holdings	1.17%
Hypera	1.16%
Aspen Pharmacare Holdings	1.14%
VTB Bank PJSC	1.13%
Total	12.12%

ADR–American Depositary Receipt
PJSC–Public Joint Stock Company
LVIP SSGA Funds–5

LVIP SSGA Large Cap 100 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.71%
Aerospace & Defense	2.07%
Air Freight & Logistics	0.91%
Airlines	1.11%
Auto Components	1.02%
Automobiles	2.19%
Banks	7.58%
Beverages	0.91%
Biotechnology	1.98%
Building Products	1.11%
Capital Markets	2.07%
Chemicals	1.99%
Communications Equipment	1.99%
Consumer Finance	2.25%
Containers & Packaging	0.96%
Diversified Telecommunication Services	2.91%
Electric Utilities	5.96%
Electrical Equipment	1.02%
Electronic Equipment, Instruments & Components	0.95%
Energy Equipment & Services	0.88%
Equity Real Estate Investment Trusts	8.08%
Food & Staples Retailing	0.85%
Food Products	3.81%
Health Care Equipment & Supplies	1.04%
Health Care Providers & Services	7.88%
Hotels, Restaurants & Leisure	1.82%
Household Durables	2.09%
Insurance	3.38%
IT Services	3.02%
Machinery	5.37%
Media	2.18%
Metals & Mining	0.94%
Multiline Retail	1.76%
Oil, Gas & Consumable Fuels	4.61%
Pharmaceuticals	1.65%
Professional Services	0.82%
Semiconductors & Semiconductor Equipment	7.66%
Technology Hardware, Storage & Peripherals	1.90%
Textiles, Apparel & Luxury Goods	0.99%
Money Market Fund	0.18%
Short-Term Investments	0.02%
Total Investments	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Leidos Holdings	1.23%
Ingersoll-Rand	1.18%
Ford Motor	1.16%
Ally Financial	1.15%
MetLife	1.15%
KeyCorp	1.15%
Viacom Class B	1.14%
Principal Financial Group	1.14%
PNC Financial Services Group	1.12%
Citigroup	1.11%
Total	11.53%

IT–Information Technology

LVIP SSGA Funds–6

LVIP SSGA Small-Mid Cap 200 Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	97.48%
Aerospace & Defense	0.42%
Air Freight & Logistics	0.46%
Airlines	1.68%
Auto Components	1.12%
Banks	3.75%
Biotechnology	2.97%
Building Products	1.73%
Capital Markets	1.20%
Chemicals	1.27%
Commercial Services & Supplies	1.76%
Communications Equipment	1.13%
Construction & Engineering	0.93%
Consumer Finance	1.14%
Containers & Packaging	0.40%
Electric Utilities	0.49%
Electronic Equipment, Instruments & Components	6.82%
Energy Equipment & Services	1.46%
Equity Real Estate Investment Trusts	7.05%
Food & Staples Retailing	1.35%
Food Products	0.52%
Health Care Equipment & Supplies	1.16%
Health Care Providers & Services	6.04%
Hotels, Restaurants & Leisure	0.64%
Household Durables	4.87%
Household Products	0.47%
Independent Power and Renewable Electricity Producers	1.07%
Insurance	0.98%
Interactive Media & Services	0.44%
IT Services	1.82%
Life Sciences Tools & Services	1.58%
Machinery	3.42%
Media	2.70%
Metals & Mining	1.97%
Mortgage Real Estate Investment Trusts (REITs)	10.04%
Multiline Retail	0.84%
Oil, Gas & Consumable Fuels	3.26%
Paper & Forest Products	0.43%
Pharmaceuticals	3.20%
Professional Services	0.58%
Road & Rail	0.48%
Semiconductors & Semiconductor Equipment	3.64%
Software	0.44%
Specialty Retail	4.60%
Technology Hardware, Storage & Peripherals	0.55%
Security Type/Sector	Percentage of Net Assets
Tobacco	0.50%
Trading Companies & Distributors	3.61%
Transportation Infrastructure	0.50%
Money Market Fund	2.08%
Short-Term Investments	0.13%
Total Investments	99.69%
Receivables and Other Assets Net of Liabilities	0.31%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Sonic Automotive Class A	0.82%
Cypress Semiconductor	0.72%
Akorn	0.71%
REV Group	0.69%
Legg Mason	0.68%
Anika Therapeutics	0.67%
McDermott International	0.67%
KBR	0.66%
Group 1 Automotive	0.66%
Cross Country Healthcare	0.65%
Total	6.93%

IT–Information Technology

LVIP SSGA Funds–7

LVIP SSGA Developed International 150 Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.20%
Australia–4.72%
AGL Energy	417,199	$ 5,867,261
Aurizon Holdings	2,020,891	7,671,644
Scentre Group	2,253,690	6,082,208
Sonic Healthcare	373,327	7,113,358
South32	2,375,983	5,326,095
Stockland	2,419,751	7,094,810
Vicinity Centres	3,591,818	6,184,080
		45,339,456
Canada–1.30%
Power Corp of Canada	282,616	6,088,043
Power Financial	280,050	6,441,225
		12,529,268
Denmark–0.58%
Danske Bank	354,817	5,621,470
		5,621,470
Finland–0.66%
Stora Enso Class R	536,353	6,311,629
		6,311,629
France–12.87%
Atos	67,609	5,648,530
AXA	258,809	6,796,766
BNP Paribas	138,840	6,581,747
Bouygues	182,309	6,751,446
Cie de Saint-Gobain	185,647	7,249,470
Covivio	61,557	6,443,176
Creditricole	549,876	6,561,511
Danone	85,365	7,228,042
Electricite de France	463,448	5,843,085
Engie	436,331	6,616,299
Klepierre	188,493	6,315,057
Natixis	1,259,085	5,069,810
Orange	401,055	6,325,880
Renault	100,368	6,310,163
Sanofi	73,799	6,377,881
Societe Generale	226,692	5,721,566
Suez	489,763	7,067,183
Unibail-Rodamco-Westfield	37,986	5,690,795
Valeo	220,664	7,183,921
†Worldline	27,044	1,964,866
		123,747,194
Germany–6.64%
BASF	88,219	6,417,864
Bayer	97,457	6,759,647
Bayerische Motoren Werke	83,035	6,137,732
Covestro	122,649	6,244,005
Daimler	114,440	6,382,527
Deutsche Lufthansa	294,107	5,042,704
Evonik Industries	238,711	6,955,525
Fresenius & Co.	124,983	6,786,576
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Fresenius Medical Care & Co.	84,516	$ 6,637,311
ProSiebenSat.1 Media	412,800	6,466,742
		63,830,633
■Hong Kong–4.60%
CK Hutchison Holdings	610,514	6,021,952
Henderson Land Development	1,181,300	6,512,889
Hongkong Land Holdings	899,400	5,797,279
Jardine Matheson Holdings	101,600	6,408,217
Power Assets Holdings	949,500	6,830,743
WH Group	6,041,000	6,127,948
Wheelock & Co.	909,000	6,527,170
		44,226,198
Italy–1.93%
Eni	368,102	6,120,549
Intesa Sanpaolo	2,679,899	5,737,132
Mediobanca Banca di Credito Finanziario	646,010	6,661,523
		18,519,204
Japan–37.98%
AGC	181,400	6,284,034
Aisin Seiki	172,100	5,936,613
Alfresa Holdings	225,800	5,584,282
Asahi Group Holdings	147,600	6,644,755
Astellas Pharma	422,300	6,018,097
Brother Industries	350,000	6,629,478
Canon	223,344	6,540,195
Dai Nippon Printing	286,200	6,112,430
Electric Power Development	258,200	5,875,655
FUJIFILM Holdings	139,700	7,092,541
Fujitsu	91,200	6,373,624
Hitachi	197,026	7,249,120
Honda Motor	234,400	6,061,296
Idemitsu Kosan	170,600	5,159,793
ITOCHU	346,917	6,645,896
Japan Airlines	184,200	5,878,875
Japan Tobacco	260,046	5,732,366
JFE Holdings	366,400	5,395,167
JXTG Holdings	1,289,700	6,427,736
Kajima	429,400	5,906,163
KDDI	288,900	7,351,543
Komatsu	268,600	6,521,017
Konica Minolta	651,300	6,345,995
Marubeni	888,216	5,895,760
Medipal Holdings	272,700	6,031,724
Mitsubishi	219,900	5,810,938
Mitsubishi Chemical Holdings	867,500	6,073,633
LVIP SSGA Funds–8

LVIP SSGA Developed International 150 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Electric	493,000	$ 6,517,500
Mitsubishi UFJ Financial Group	1,255,400	5,979,439
Mitsui & Co.	396,100	6,465,499
Mitsui Chemicals	256,600	6,375,092
Mizuho Financial Group	4,078,700	5,930,942
NGK Insulators	420,300	6,146,579
Nippon Steel	357,600	6,154,306
Nippon Telegraph & Telephone	148,700	6,927,884
Nissan Motor	747,762	5,355,819
NSK	688,900	6,157,612
Obayashi	635,100	6,273,963
ORIX	442,000	6,605,642
Resona Holdings	1,435,334	5,987,620
Rohm	100,700	6,784,751
Seiko Epson	422,800	6,698,930
Sekisui House	391,155	6,444,906
Seven & i Holdings	165,200	5,597,204
Showa Denko	186,900	5,530,966
Subaru	261,600	6,369,212
Sumitomo	442,800	6,725,278
Sumitomo Chemical	1,325,600	6,172,447
Sumitomo Electric Industries	470,300	6,190,376
Sumitomo Heavy Industries	195,000	6,736,839
Sumitomo Metal Mining	214,400	6,426,971
Sumitomo Mitsui Financial Group	178,300	6,319,962
Takeda Pharmaceutical	151,700	5,396,396
†Tokyo Electric Power	1,011,000	5,280,517
Tokyo Electron	43,300	6,086,046
Tosoh	408,100	5,756,224
Toyota Motor	105,982	6,577,648
Toyota Tsusho	190,600	5,789,820
Yamaha Motor	328,500	5,855,144
		365,196,260
Netherlands–4.02%
ABN AMRO Group CVA	296,369	6,341,553
ING Groep	552,294	6,397,630
Koninklijke Ahold Delhaize	244,622	5,491,689
NN Group	164,311	6,605,118
Randstad	129,231	7,092,556
Royal Dutch Shell Class B	205,005	6,717,332
		38,645,878
Norway–0.77%
Orkla	836,003	7,419,463
		7,419,463
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–2.28%
Keppel	1,417,378	$ 6,983,974
Singapore Telecommunications	2,968,300	7,682,897
Wilmar International	2,663,458	7,291,068
		21,957,939
Spain–2.62%
Banco Bilbao Vizcaya Argentaria	1,113,956	6,213,290
Banco de Sabadell	6,350,771	6,582,768
Banco Santander	1,393,922	6,460,343
Repsol	379,961	5,962,668
		25,219,069
Sweden–1.30%
Nordea Bank	730,351	5,303,217
SKF Class B	391,091	7,199,724
		12,502,941
Switzerland–2.21%
Adecco Group	125,940	7,568,661
†Alcon	13,931	860,234
Novartis	69,657	6,359,109
†UBS Group (New York Shares)	547,373	6,505,657
		21,293,661
United Kingdom–11.72%
Aegon	1,387,379	6,891,730
BAE Systems	1,049,453	6,595,686
Barratt Developments	841,138	6,120,950
BHP Group	280,220	7,166,446
BP	906,341	6,314,261
British American Tobacco	159,807	5,579,805
BT Group	2,185,392	5,464,203
Centrica	4,134,477	4,608,966
easyJet	426,128	5,159,331
†Glencore	1,584,208	5,482,820
Imperial Brands	190,552	4,471,331
J Sainsbury	2,082,952	5,176,128
Kingfisher	2,157,669	5,881,114
Marks & Spencer Group	2,140,407	5,722,843
Standard Lifeerdeen	1,900,744	7,111,736
TUI	628,015	6,166,217
Vodafone Group	3,419,126	5,604,157
Wm Morrison Supermarkets	2,198,543	5,627,526
WPP	598,596	7,540,187
		112,685,437
Total Common Stock (Cost $989,014,441)		925,045,700

LVIP SSGA Funds–9

LVIP SSGA Developed International 150 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS–2.10%
Germany–2.10%
Henkel & Co. 2.05%	65,390	$ 6,396,405
Porsche Automobil Holding 3.72%	104,393	6,763,042
Volkswagen 3.21%	41,535	6,996,059
Total Preferred Stocks (Cost $21,228,504)		20,155,506
RIGHTS–0.02%
Spain–0.02%
†Repsol expiration date 7/9/19	379,961	210,756
Total Rights (Cost $215,405)		210,756

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.52%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.31%)	4,932,030	$ 4,932,030
Total Money Market Fund (Cost $4,932,030)		4,932,030

TOTAL INVESTMENTS–98.84% (Cost $1,015,390,380)	950,343,992
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.16%	11,196,685
NET ASSETS APPLICABLE TO 119,492,614 SHARES OUTSTANDING–100.00%	$961,540,677
NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($814,641,544 / 101,226,540 Shares)	$8.048
NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($146,899,133 / 18,266,074 Shares)	$8.042
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$986,384,765
Distributable earnings/(accumulated loss)	(24,844,088)
TOTAL NET ASSETS	$961,540,677

Δ Securities have been classified by country of origin.
† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
★ Includes $742,500 cash collateral held at broker for futures contracts, $79,191 variation margin due from broker on futures contracts, $275,979 payable for fund share redeemed, $150,542 other accrued expenses payable and $301,411 due to manager and affiliates as of June 30, 2019.

The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
165	E-mini MSCI EAFE Index	$15,867,225	$15,491,290	9/20/19	$375,935	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSGA Funds–10

LVIP SSGA Developed International 150 Fund
Statement of Net Assets (continued)
[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–11

LVIP SSGA Emerging Markets 100 Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.05%
Brazil–3.13%
Hypera	1,110,200	$ 8,641,748
Kroton Educacional	2,670,900	7,637,204
TIM Participacoes	2,360,300	7,087,139
		23,366,091
Chile–1.12%
Cencosud	4,243,353	8,328,588
		8,328,588
■Hong Kong–26.36%
Agricultural Bank of China Class H	15,815,000	6,619,006
Bank of China Class H	15,988,100	6,746,480
Bank of Communications Class H	8,934,000	6,783,815
Beijing Enterprises Holdings	1,312,000	6,669,195
Brilliance China Automotive Holdings	7,866,000	8,698,935
CGN Power Class H	26,008,000	7,158,125
China Cinda Asset Management Class H	26,240,809	6,047,281
China CITIC Bank Class H	11,253,000	6,408,474
China Communications Construction Class H	6,991,000	6,248,509
China Construction Bank Class H	8,432,000	7,268,415
China Merchants Port Holdings	3,562,996	6,063,091
China Mobile	714,500	6,504,565
China National Building Material Class H	9,216,000	8,061,915
China Petroleum & Chemical Class H	8,988,000	6,122,798
China Resources Cement Holdings	7,216,000	6,986,200
China Resources Power Holdings	4,852,238	7,077,683
China Shenhua Energy Class H	2,976,500	6,234,477
China Telecom Class H	13,484,000	6,789,838
CITIC	5,001,000	7,197,918
Dongfeng Motor Group Class H	6,958,000	5,705,331
Fosun International	4,711,500	6,272,943
Great Wall Motor Class H	10,375,500	7,433,926
Guangzhou Automobile Group Class H	6,121,200	6,540,335
Hengan International Group	859,500	6,328,683
Industrial & Commercial Bank of China Class H	9,818,000	7,166,367
Kingboard Holdings	2,108,500	5,872,508
Postal Savings Bank of China Class H	12,319,000	7,319,584
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Shimao Property Holdings	2,696,500	$ 8,215,040
Sinopharm Group Class H	1,757,200	6,187,264
		196,728,701
Hungary–0.97%
Richter Gedeon	395,120	7,280,498
		7,280,498
India–3.04%
Indian Oil	3,282,088	7,395,679
NTPC	3,836,652	7,856,445
Vedanta	2,956,615	7,470,305
		22,722,429
Indonesia–0.95%
Indofood Sukses Makmur	14,275,000	7,098,544
		7,098,544
Malaysia–2.02%
Genting	4,380,200	7,181,524
Tenaga Nasional	2,353,300	7,889,765
		15,071,289
Mexico–1.89%
Arca Continental	1,327,000	7,176,430
Fibra Uno Administracion	5,222,711	6,927,787
		14,104,217
Republic of Korea–20.61%
CJ CheilJedang	25,853	6,652,430
Daelim Industrial	89,375	8,912,812
E-MART	47,616	5,771,873
GS Holdings	157,828	7,006,415
Hana Financial Group	227,785	7,383,038
Hyundai Heavy Industries Holdings	24,788	6,964,493
Hyundai Motor	68,243	8,282,321
Industrial Bank of Korea	593,524	7,226,142
KB Financial Group	198,307	7,860,730
Kia Motors	244,291	9,319,413
KT	213	5,230
KT ADR	602,653	7,454,818
KT&G	79,510	6,785,010
LG	107,638	7,165,910
LG Electronics	110,750	7,620,281
LG Uplus	560,003	7,031,508
Lotte	171,476	6,543,397
Lotte Chemical	29,993	6,569,675
POSCO	32,541	6,907,960
Shinhan Financial Group	194,868	7,579,207
SK Telecom	33,445	7,502,061
Woori Financial Group	599,861	7,300,135
		153,844,859
LVIP SSGA Funds–12

LVIP SSGA Emerging Markets 100 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia–5.88%
Gazprom ADR	1,584,905	$ 11,631,077
Novolipetsk Steel GDR	289,580	7,314,320
Rosneft Oil PJSC	1,182,000	7,747,756
Sberbank of Russia PJSC	2,324,170	8,767,611
VTB Bank PJSC	13,409,170,000	8,461,186
		43,921,950
South Africa–7.49%
Aspen Pharmacare Holdings	1,185,566	8,462,280
MTN Group	1,155,008	8,733,926
Oceana Group	107,937	528,765
Redefine Properties	11,284,560	7,242,628
Tiger Brands	410,387	6,518,836
Truworths International	1,629,349	8,087,111
Vodacom Group	929,374	7,896,973
Woolworths Holdings	2,431,733	8,426,141
		55,896,660
Taiwan–14.60%
AU Optronics	19,799,000	5,931,594
Catcher Technology	994,000	7,141,352
†Cathay Financial Holding	4,971,000	6,885,235
†China Development Financial Holding	22,516,000	6,872,814
Compal Electronics	12,024,000	7,887,050
Far Eastern New Century	7,338,000	7,927,975
Formosa Chemicals & Fibre	2,107,000	7,001,492
Fubon Financial Holding	4,950,000	7,314,872
Innolux	22,739,000	5,376,569
Nan Ya Plastics	2,983,000	7,553,525
Nanya Technology	3,640,000	7,567,665
Pegatron	4,408,000	7,642,025
Pou Chen	6,004,000	7,446,099
†Shin Kong Financial Holding	25,183,000	7,653,491
United Microelectronics	19,463,000	8,769,265
		108,971,023
Thailand–2.07%
Charoen Pokphand Foods-Foreign	8,999,391	8,289,975
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
PTT Global Chemical-Foreign	3,436,100	$ 7,170,796
		15,460,771
Turkey–3.92%
†Akbank	6,694,120	7,922,597
Eregli Demir ve Celik Fabrikalari	4,838,023	6,571,034
Haci Omer Sabanci Holding	5,038,414	7,467,356
†Turkiye Garanti Bankasi	4,637,756	7,282,571
		29,243,558
United Arab Emirates–2.00%
Dubai Islamic Bank PJSC	5,624,711	7,878,200
Emaar Properties PJSC	5,828,158	7,029,884
		14,908,084
Total Common Stock (Cost $752,709,711)		716,947,262
PREFERRED STOCKS–2.01%
Brazil–1.07%
Telefonica Brasil 1.07%	609,000	7,944,064
		7,944,064
Russia–0.94%
Transneft PJSC 0.94%	2,690	7,038,060
		7,038,060
Total Preferred Stocks (Cost $16,996,464)		14,982,124

MONEY MARKET FUND–0.07%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.31%)	533,413	533,413
Total Money Market Fund (Cost $533,413)		533,413

TOTAL INVESTMENTS–98.13% (Cost $770,239,588)	732,462,799
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.87%	13,983,731
NET ASSETS APPLICABLE TO 86,144,177 SHARES OUTSTANDING–100.00%	$ 746,446,530
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND STANDARD CLASS ($564,954,629 / 65,186,119 Shares)	$8.667
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND SERVICE CLASS ($181,491,901 / 20,958,058 Shares)	$8.660
LVIP SSGA Funds–13

LVIP SSGA Emerging Markets 100 Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$ 866,338,810
Distributable earnings/(accumulated loss)	(119,892,280)
TOTAL NET ASSETS	$ 746,446,530

Δ Securities have been classified by country of origin.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
† Non-income producing.
★ Includes $717,600 cash collateral held at broker for futures contracts, $342,061 payable for fund share redeemed, $361,910 other accrued expenses payable, $278,218 due to manager and affiliates and $37,214 variation margin due to broker on futures contracts as of June 30, 2019.

The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
276	E-mini MSCI Emerging Markets Index	$14,536,920	$14,158,269	9/20/19	$378,651	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
PJSC–Public Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–14

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.71%
Aerospace & Defense–2.07%
General Dynamics	79,700	$ 14,491,054
United Technologies	105,618	13,751,464
		28,242,518
Air Freight & Logistics–0.91%
FedEx	76,016	12,481,067
		12,481,067
Airlines–1.11%
Delta Air Lines	265,881	15,088,747
		15,088,747
Auto Components–1.02%
Lear	100,047	13,933,546
		13,933,546
Automobiles–2.19%
Ford Motor	1,547,897	15,834,986
General Motors	362,732	13,976,064
		29,811,050
Banks–7.58%
Citigroup	216,925	15,191,258
Citizens Financial Group	416,399	14,723,868
Fifth Third Bancorp	536,911	14,979,817
KeyCorp	883,796	15,687,379
PNC Financial Services Group	110,974	15,234,511
Regions Financial	977,818	14,608,601
Wells Fargo & Co.	273,601	12,946,799
		103,372,233
Beverages–0.91%
Molson Coors Brewing Class B	222,328	12,450,368
		12,450,368
Biotechnology–1.98%
Amgen	70,796	13,046,287
Gilead Sciences	207,281	14,003,904
		27,050,191
Building Products–1.11%
Johnson Controls International	366,185	15,127,102
		15,127,102
Capital Markets–2.07%
Goldman Sachs Group	69,982	14,318,317
Morgan Stanley	317,141	13,893,947
		28,212,264
Chemicals–1.99%
Eastman Chemical	176,069	13,703,450
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
LyondellBasell Industries Class A	155,380	$ 13,382,880
		27,086,330
Communications Equipment–1.99%
Cisco Systems	250,846	13,728,801
Juniper Networks	502,630	13,385,037
		27,113,838
Consumer Finance–2.25%
Ally Financial	507,458	15,726,123
Capital One Financial	165,340	15,002,952
		30,729,075
Containers & Packaging–0.96%
WestRock	359,975	13,128,288
		13,128,288
Diversified Telecommunication Services–2.91%
AT&T	425,794	14,268,357
CenturyLink	1,087,089	12,784,167
Verizon Communications	221,377	12,647,268
		39,699,792
Electric Utilities–5.96%
Duke Energy	145,732	12,859,392
Edison International	204,487	13,784,469
Entergy	137,609	14,164,094
Evergy	227,903	13,708,366
PPL	411,024	12,745,854
Southern	254,790	14,084,791
		81,346,966
Electrical Equipment–1.02%
Eaton	167,274	13,930,579
		13,930,579
Electronic Equipment, Instruments & Components–0.95%
Corning	391,037	12,994,159
		12,994,159
Energy Equipment & Services–0.88%
Baker Hughes	487,120	11,997,766
		11,997,766
Equity Real Estate Investment Trusts–8.08%
AvalonBay Communities	66,228	13,456,205
Host Hotels & Resorts	703,719	12,821,760
Mid-America Apartment Communities	122,560	14,432,666
Prologis	186,111	14,907,491
Regency Centers	199,945	13,344,329
Welltower	169,998	13,859,937
Weyerhaeuser	513,637	13,529,199
LVIP SSGA Funds–15

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
WP Carey	170,107	$ 13,809,286
		110,160,873
Food & Staples Retailing–0.85%
Walgreens Boots Alliance	211,992	11,589,603
		11,589,603
Food Products–3.81%
Archer-Daniels-Midland	310,428	12,665,462
Conagra Brands	499,767	13,253,821
JM Smucker	115,745	13,332,667
Kraft Heinz	409,748	12,718,578
		51,970,528
Health Care Equipment & Supplies–1.04%
Medtronic	146,357	14,253,708
		14,253,708
Health Care Providers & Services–7.88%
AmerisourceBergen	167,812	14,307,651
Anthem	43,881	12,383,657
Cardinal Health	271,975	12,810,022
Cigna	79,582	12,538,144
CVS Health	236,091	12,864,599
†Laboratory Corp of America Holdings	85,657	14,810,095
Quest Diagnostics	148,127	15,080,810
Universal Health Services Class B	97,682	12,736,756
		107,531,734
Hotels, Restaurants & Leisure–1.82%
Carnival	234,456	10,913,927
Royal Caribbean Cruises	114,367	13,862,424
		24,776,351
Household Durables–2.09%
DR Horton	322,961	13,929,308
Whirlpool	102,512	14,593,608
		28,522,916
Insurance–3.38%
MetLife	316,320	15,711,614
Principal Financial Group	267,524	15,494,990
Prudential Financial	146,940	14,840,940
		46,047,544
IT Services–3.02%
DXC Technology	205,416	11,328,692
International Business Machines	94,786	13,070,990
Leidos Holdings	209,865	16,757,720
		41,157,402
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–5.37%
Caterpillar	101,943	$ 13,893,812
Cummins	84,935	14,552,763
Ingersoll-Rand	126,926	16,077,716
PACCAR	197,201	14,131,424
Snap-on	88,224	14,613,423
		73,269,138
Media–2.18%
Comcast Class A	334,985	14,163,166
Viacom Class B	521,665	15,582,133
		29,745,299
Metals & Mining–0.94%
Nucor	232,106	12,789,041
		12,789,041
Multiline Retail–1.76%
Kohl's	197,356	9,384,278
Target	168,921	14,630,248
		24,014,526
Oil, Gas & Consumable Fuels–4.61%
Chevron	107,384	13,362,865
Kinder Morgan	664,803	13,881,087
Marathon Petroleum	215,816	12,059,798
Occidental Petroleum	202,776	10,195,577
Valero Energy	156,317	13,382,298
		62,881,625
Pharmaceuticals–1.65%
†Mylan	461,105	8,779,439
Pfizer	315,848	13,682,535
		22,461,974
Professional Services–0.82%
Nielsen Holdings	492,551	11,131,653
		11,131,653
Semiconductors & Semiconductor Equipment–7.66%
Analog Devices	123,164	13,901,521
Applied Materials	331,908	14,905,988
Broadcom	45,165	13,001,197
Intel	248,382	11,890,046
Lam Research	73,658	13,835,919
†Micron Technology	317,928	12,268,842
†ON Semiconductor	611,411	12,356,616
Skyworks Solutions	160,033	12,365,750
		104,525,879
Technology Hardware, Storage & Peripherals–1.90%
Hewlett Packard Enterprise	865,263	12,935,682
Western Digital	273,450	13,002,547
		25,938,229

LVIP SSGA Funds–16

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.99%
Tapestry	427,720	$ 13,571,556
		13,571,556
Total Common Stock (Cost $1,267,847,527)		1,360,135,458

MONEY MARKET FUND–0.18%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	2,380,344	2,380,344
Total Money Market Fund (Cost $2,380,344)		2,380,344

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.02%
U.S. TREASURY OBLIGATIONS–0.02%
∞≠U.S. Treasury Bill 2.16% 11/29/19	307,000	$ 304,348
		304,348
Total Short-Term Investment (Cost $304,283)		304,348

TOTAL INVESTMENTS–99.91% (Cost $1,270,532,154)	1,362,820,150
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	1,289,579
NET ASSETS APPLICABLE TO 103,676,040 SHARES OUTSTANDING–100.00%	$1,364,109,729
NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND STANDARD CLASS ($1,025,379,570 / 77,880,962 Shares)	$13.166
NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND SERVICE CLASS ($338,730,159 / 25,795,078 Shares)	$13.132
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$1,127,733,937
Distributable earnings/(accumulated loss)	236,375,792
TOTAL NET ASSETS	$1,364,109,729

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
∞ Fully or partially pledged as collateral for futures contracts.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $25,940 variation margin due from broker on futures contracts, $543,988 payable for fund share redeemed, $95,208 other accrued expenses payable and $434,129 due to manager and affiliates as of June 30, 2019.
LVIP SSGA Funds–17

LVIP SSGA Large Cap 100 Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
39	E-mini S&P 500 Index	$5,741,190	$5,645,331	9/20/19	$95,859	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–18

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.48%
Aerospace & Defense–0.42%
National Presto Industries	16,123	$ 1,504,115
		1,504,115
Air Freight & Logistics–0.46%
†Atlas Air Worldwide Holdings	37,400	1,669,536
		1,669,536
Airlines–1.68%
Hawaiian Holdings	71,300	1,955,759
†JetBlue Airways	109,700	2,028,353
SkyWest	33,900	2,056,713
		6,040,825
Auto Components–1.12%
†American Axle & Manufacturing Holdings	129,700	1,654,972
Goodyear Tire & Rubber	100,400	1,536,120
Tenneco Class A	77,500	859,475
		4,050,567
Banks–3.75%
Bank OZK	62,900	1,892,661
Bar Harbor Bankshares	76,400	2,031,476
First Horizon National	129,800	1,937,914
FNB	167,500	1,971,475
Hope Bancorp	141,300	1,947,114
PacWest Bancorp	49,000	1,902,670
Umpqua Holdings	109,300	1,813,287
		13,496,597
Biotechnology–2.97%
†Acorda Therapeutics	133,100	1,020,877
†AMAG Pharmaceuticals	143,700	1,435,563
†Anika Therapeutics	59,400	2,412,828
†Myriad Genetics	52,800	1,466,784
†OPKO Health	690,600	1,685,064
†PDL BioPharma	486,770	1,528,458
†United Therapeutics	14,500	1,131,870
		10,681,444
Building Products–1.73%
Apogee Enterprises	49,600	2,154,624
Insteel Industries	90,500	1,884,210
Owens Corning	37,800	2,199,960
		6,238,794
Capital Markets–1.20%
Invesco	91,700	1,876,182
Legg Mason	63,700	2,438,436
		4,314,618
Chemicals–1.27%
Kronos Worldwide	128,300	1,965,556
Olin	77,600	1,700,216
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Rayonier Advanced Materials	137,900	$ 894,971
		4,560,743
Commercial Services & Supplies–1.76%
ACCO Brands	212,600	1,673,162
Deluxe	43,300	1,760,578
Quad/Graphics	155,482	1,229,863
VSE	58,600	1,681,234
		6,344,837
Communications Equipment–1.13%
Comtech Telecommunications	82,500	2,319,075
InterDigital	27,100	1,745,240
		4,064,315
Construction & Engineering–0.93%
Argan	36,300	1,472,328
†Northwest Pipe	73,500	1,894,830
		3,367,158
Consumer Finance–1.14%
Navient	150,803	2,058,461
Santander Consumer USA Holdings	86,000	2,060,560
		4,119,021
Containers & Packaging–0.40%
Greif Class A	43,700	1,422,435
		1,422,435
Electric Utilities–0.49%
Avangrid	34,900	1,762,450
		1,762,450
Electronic Equipment, Instruments & Components–6.82%
†Anixter International	32,000	1,910,720
†Arrow Electronics	22,777	1,623,317
Avnet	41,509	1,879,112
AVX	101,576	1,686,162
Belden	32,600	1,941,982
Benchmark Electronics	67,891	1,705,422
KEMET	103,000	1,937,430
†Kimball Electronics	108,509	1,762,186
Methode Electronics	62,200	1,777,054
†ScanSource	48,389	1,575,546
SYNNEX	19,132	1,882,589
†Tech Data	17,754	1,857,068
†TTM Technologies	148,800	1,517,760
Vishay Intertechnology	92,200	1,523,144
		24,579,492
Energy Equipment & Services–1.46%
†McDermott International	248,600	2,401,476
LVIP SSGA Funds–19

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Nabors Industries	500,700	$ 1,452,030
U.S. Silica Holdings	109,100	1,395,389
		5,248,895
Equity Real Estate Investment Trusts–7.05%
Apple Hospitality REIT	108,400	1,719,224
Chatham Lodging Trust	94,100	1,775,667
City Office REIT	159,900	1,917,201
CorEnergy Infrastructure Trust	48,377	1,918,632
CorePoint Lodging	166,400	2,061,696
Jernigan Capital	82,600	1,693,300
Lexington Realty Trust	191,400	1,801,074
Omega Healthcare Investors	37,908	1,393,119
Park Hotels & Resorts	56,200	1,548,872
RLJ Lodging Trust	99,100	1,758,034
Sabra Health Care REIT	93,400	1,839,046
Senior Housing Properties Trust	148,300	1,226,441
Summit Hotel Properties	159,000	1,823,730
Sunstone Hotel Investors	122,700	1,682,217
Washington Prime Group	323,600	1,236,152
		25,394,405
Food & Staples Retailing–1.35%
Ingles Markets Class A	63,400	1,973,642
SpartanNash	112,919	1,317,765
Weis Markets	42,800	1,558,348
		4,849,755
Food Products–0.52%
Bunge	33,800	1,882,998
		1,882,998
Health Care Equipment & Supplies–1.16%
†AngioDynamics	80,000	1,575,200
Invacare	213,900	1,110,141
†OraSure Technologies	162,200	1,505,216
		4,190,557
Health Care Providers & Services–6.04%
†Acadia Healthcare	58,116	2,031,154
†Cross Country Healthcare	248,900	2,334,682
†DaVita	32,300	1,817,198
†Diplomat Pharmacy	292,700	1,782,543
†Magellan Health	27,050	2,007,921
†MEDNAX	60,361	1,522,908
National HealthCare	22,264	1,806,724
Owens & Minor	400,800	1,282,560
Patterson	78,400	1,795,360
†Select Medical Holdings	124,500	1,975,815
†Tivity Health	102,400	1,683,456
†Triple-S Management Class B	71,519	1,705,728
		21,746,049
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–0.64%
Speedway Motorsports	125,200	$ 2,322,460
		2,322,460
Household Durables–4.87%
†Century Communities	74,900	1,990,842
Ethan Allen Interiors	94,200	1,983,852
KB Home	76,900	1,978,637
†M/I Homes	66,100	1,886,494
MDC Holdings	61,703	2,022,624
†Meritage Homes	40,375	2,072,853
†Taylor Morrison Home Class A	101,200	2,121,152
Toll Brothers	49,300	1,805,366
†TRI Pointe Group	141,100	1,688,967
		17,550,787
Household Products–0.47%
Spectrum Brands Holdings	31,500	1,693,755
		1,693,755
Independent Power and Renewable Electricity Producers–1.07%
Clearway Energy Class A	123,800	2,003,084
Pattern Energy Group Class A	80,100	1,849,509
		3,852,593
Insurance–0.98%
American National Insurance	14,207	1,654,689
Axis Capital Holdings	31,300	1,867,045
		3,521,734
Interactive Media & Services–0.44%
†Cars.com	80,200	1,581,544
		1,581,544
IT Services–1.82%
KBR	95,600	2,384,264
ManTech International Class A	33,600	2,212,560
Perspecta	83,700	1,959,417
		6,556,241
Life Sciences Tools & Services–1.58%
†Bio-Rad Laboratories Class A	5,700	1,781,763
†Cambrex	45,800	2,143,898
†Syneos Health	34,700	1,772,823
		5,698,484
Machinery–3.42%
Greenbrier	51,695	1,571,528
NN	228,400	2,229,184
REV Group	172,200	2,481,402
Timken	42,000	2,156,280
Trinity Industries	83,395	1,730,446

LVIP SSGA Funds–20

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Wabash National	132,900	$ 2,162,283
		12,331,123
Media–2.70%
Emerald Expositions Events	141,800	1,581,070
Entercom Communications Class A	318,300	1,846,140
Gannett	168,800	1,377,408
Meredith	31,400	1,728,884
New Media Investment Group	152,300	1,437,712
Tribune Media Class A	37,900	1,751,738
		9,722,952
Metals & Mining–1.97%
Commercial Metals	104,900	1,872,465
Reliance Steel & Aluminum	20,045	1,896,658
Schnitzer Steel Industries Class A	73,730	1,929,514
United States Steel	91,500	1,400,865
		7,099,502
Mortgage Real Estate Investment Trusts (REITs)–10.04%
AG Mortgage Investment Trust	100,685	1,600,891
Anworth Mortgage Asset	426,179	1,615,218
Apollo Commercial Real Estate Finance	95,156	1,749,919
Arbor Realty Trust	136,200	1,650,744
Ares Commercial Real Estate	115,429	1,715,275
ARMOUR Residential REIT	90,200	1,681,328
Cherry Hill Mortgage Investment	101,400	1,622,400
Chimera Investment	91,903	1,734,210
Granite Point Mortgage Trust	94,000	1,803,860
Great Ajax	130,900	1,832,600
Invesco Mortgage Capital	108,631	1,751,132
KKR Real Estate Finance Trust	85,800	1,709,136
Ladder Capital	104,400	1,734,084
MFA Financial	241,985	1,737,452
New Residential Investment	105,333	1,621,075
New York Mortgage Trust	286,906	1,778,817
PennyMac Mortgage Investment Trust	85,611	1,868,888
Ready Capital	117,000	1,743,300
Redwood Trust	110,573	1,827,772
TPG RE Finance Trust	88,500	1,707,165
Western Asset Mortgage Capital	167,000	1,666,660
		36,151,926
Multiline Retail–0.84%
Big Lots	49,900	1,427,639
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail (continued)
Macy's	75,000	$ 1,609,500
		3,037,139
Oil, Gas & Consumable Fuels–3.26%
†Callon Petroleum	234,200	1,543,378
†CNX Resources	169,300	1,237,583
†Gulfport Energy	229,000	1,124,390
†Laredo Petroleum	561,800	1,629,220
PBF Energy Class A	55,400	1,734,020
SemGroup Class A	120,600	1,447,200
SM Energy	106,500	1,333,380
†SRC Energy	344,000	1,706,240
		11,755,411
Paper & Forest Products–0.43%
Schweitzer-Mauduit International	46,368	1,538,490
		1,538,490
Pharmaceuticals–3.20%
†Akorn	499,200	2,570,880
†Assertio Therapeutics	358,800	1,237,860
†Jazz Pharmaceuticals	12,800	1,824,768
†Lannett	244,039	1,478,876
†Mallinckrodt	79,054	725,716
Perrigo	37,000	1,761,940
†Prestige Consumer Healthcare	60,800	1,926,144
		11,526,184
Professional Services–0.58%
ManpowerGroup	21,600	2,086,560
		2,086,560
Road & Rail–0.48%
Ryder System	29,737	1,733,667
		1,733,667
Semiconductors & Semiconductor Equipment–3.64%
†Alpha & Omega Semiconductor	168,700	1,575,658
†Amkor Technology	201,800	1,505,428
Cohu	118,825	1,833,470
Cypress Semiconductor	117,000	2,602,080
†FormFactor	110,800	1,736,236
†Photronics	192,200	1,576,040
†Ultra Clean Holdings	164,500	2,289,840
		13,118,752
Software–0.44%
†Avaya Holdings	132,300	1,575,693
		1,575,693

LVIP SSGA Funds–21

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–4.60%
Bed Bath & Beyond	127,500	$ 1,481,550
Buckle	99,200	1,717,152
Cato Class A	124,100	1,528,912
Chico's FAS	413,100	1,392,147
†Express	444,600	1,213,758
GameStop Class A	167,224	914,715
Group 1 Automotive	29,000	2,374,810
Office Depot	496,400	1,022,584
Penske Automotive Group	41,000	1,939,300
Sonic Automotive Class A	127,100	2,967,785
		16,552,713
Technology Hardware, Storage & Peripherals–0.55%
Xerox	56,200	1,990,042
		1,990,042
Tobacco–0.50%
Universal	29,843	1,813,559
		1,813,559
Trading Companies & Distributors–3.61%
Air Lease	53,444	2,209,375
Aircastle	88,290	1,877,045
†CAI International	78,700	1,953,334
GATX	24,192	1,918,184
Systemax	82,000	1,817,120
Triton International	57,900	1,896,804
†Veritiv	69,400	1,347,748
		13,019,610
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Transportation Infrastructure–0.50%
Macquarie Infrastructure	44,000	$ 1,783,760
		1,783,760
Total Common Stock (Cost $360,049,398)		351,144,287

MONEY MARKET FUND–2.08%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	7,481,512	7,481,512
Total Money Market Fund (Cost $7,481,512)		7,481,512

	Principal Amount°
SHORT-TERM INVESTMENT–0.13%
U.S. TREASURY OBLIGATIONS–0.13%
∞≠U.S. Treasury Bill 2.16% 11/29/19	495,000	490,723
		490,723
Total Short-Term Investment (Cost $490,619)		490,723

TOTAL INVESTMENTS–99.69% (Cost $368,021,529)	359,116,522
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	1,108,674
NET ASSETS APPLICABLE TO 30,022,120 SHARES OUTSTANDING–100.00%	$360,225,196
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND STANDARD CLASS ($209,304,743 / 17,428,578 Shares)	$12.009
NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND SERVICE CLASS ($150,920,453 / 12,593,542 Shares)	$11.984
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$374,342,591
Distributable earnings/(accumulated loss)	(14,117,395)
TOTAL NET ASSETS	$360,225,196

† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
∞ Fully or partially pledged as collateral for futures contracts.
≠ The rate shown is the effective yield at the time of purchase.

LVIP SSGA Funds–22

LVIP SSGA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)
★ Includes $103,681 variation margin due from broker on futures contracts, $212,025 payable for fund share redeemed, $40,991 other accrued expenses payable and $152,658 due to manager and affiliates as of June 30, 2019.

The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
105	E-mini Russell 2000 Index	$8,227,275	$8,082,687	9/20/19	$144,588	$—
5	E-mini S&P MidCap 400 Index	975,000	957,398	9/20/19	17,602	—
Total Futures Contracts					$162,190	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–23

LVIP SSGA Funds
Statements of Operations
Six Months Ended June 30, 2019 (unaudited)
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$29,461,128	$ 14,748,555	$ 20,819,462	$ 5,808,859
Non-cash dividends	2,341,846	862,982	—	—
Interest	4,057	3,513	6,785	6,074
Foreign Taxes Withheld	(3,107,771)	(1,488,676)	—	—
	28,699,260	14,126,374	20,826,247	5,814,933
EXPENSES:
Management fees	1,551,602	1,240,294	2,029,297	579,582
Distribution fees-Service Class	184,360	224,195	411,868	184,751
Shareholder servicing fees	137,019	105,945	191,372	51,233
Accounting and administration expenses	93,913	76,809	122,949	44,307
Professional fees	38,553	43,682	23,297	16,760
Custodian fees	35,979	204,016	2,502	5,176
Reports and statements to shareholders	21,560	40,850	33,320	32,570
Trustees’ fees and expenses	13,968	10,901	18,738	5,311
Interest expense	2,628	537	27	20
Consulting fees	1,125	1,085	1,221	976
Pricing fees	—	—	886	1,500
Other	13,456	9,142	19,172	6,061
	2,094,163	1,957,456	2,854,649	928,247
Less:
Management fees waived	(39,672)	(32,232)	(53,308)	(16,116)
Total operating expenses	2,054,491	1,925,224	2,801,341	912,131
NET INVESTMENT INCOME	26,644,769	12,201,150	18,024,906	4,902,802
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	7,961,072	(40,642,613)	34,476,170	(13,936,069)
Foreign currencies	125,618	(720,685)	—	—
Futures contracts	1,028,739	636,010	791,423	550,432
Net realized gain (loss)	9,115,429	(40,727,288)	35,267,593	(13,385,637)
Net change in unrealized appreciation (depreciation) of:
Investments	37,180,486	61,604,606	138,513,430	41,040,651
Foreign currencies	433	165,177	—	—
Futures contracts	704,998	477,807	672,734	623,772
Net change in unrealized appreciation (depreciation)	37,885,917	62,247,590	139,186,164	41,664,423
NET REALIZED AND UNREALIZED GAIN	47,001,346	21,520,302	174,453,757	28,278,786
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,646,115	$ 33,721,452	$192,478,663	$ 33,181,588
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–24

LVIP SSGA Funds
Statements of Changes in Net Assets
	LVIP SSGA Developed International 150 Fund		LVIP SSGA Emerging Markets 100 Fund		LVIP SSGA Large Cap 100 Fund		LVIP SSGA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 26,644,769	$ 31,630,249	$ 12,201,150	$ 31,131,061	$ 18,024,906	$ 28,879,670	$ 4,902,802	$ 8,974,635
Net realized gain (loss)	9,115,429	62,872,998	(40,727,288)	40,402,065	35,267,593	123,864,339	(13,385,637)	12,994,029
Net change in unrealized appreciation (depreciation)	37,885,917	(254,667,477)	62,247,590	(172,817,890)	139,186,164	(294,252,882)	41,664,423	(71,184,986)
Net increase (decrease) in net assets resulting from operations	73,646,115	(160,164,230)	33,721,452	(101,284,764)	192,478,663	(141,508,873)	33,181,588	(49,216,322)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(51,325,983)	—	(24,143,626)	—	(78,705,440)	—	(12,600,849)
Service Class	—	(9,141,538)	—	(7,524,975)	—	(27,009,801)	—	(7,929,363)
Return of capital:
Standard Class	—	—	—	(2,558,051)	—	—	—	—
Service Class	—	—	—	(797,280)	—	—	—	—
	—	(60,467,521)	—	(35,023,932)	—	(105,715,241)	—	(20,530,212)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	46,628,607	128,436,676	65,741,958	106,029,246	32,402,572	220,655,080	33,234,948	79,935,273
Service Class	8,005,667	23,974,235	11,389,065	29,809,551	22,052,365	40,510,152	17,013,203	30,709,207
Reinvestment of dividends and distributions:
Standard Class	—	51,325,983	—	26,701,677	—	78,705,440	—	12,600,849
Service Class	—	9,141,538	—	8,322,255	—	27,009,801	—	7,929,363
	54,634,274	212,878,432	77,131,023	170,862,729	54,454,937	366,880,473	50,248,151	131,174,692
Cost of shares redeemed:
Standard Class	(63,492,456)	(130,732,336)	(72,727,186)	(105,221,186)	(80,127,830)	(138,302,695)	(50,821,998)	(45,865,289)
Service Class	(14,700,405)	(26,650,115)	(16,820,070)	(33,537,569)	(32,155,759)	(68,601,072)	(11,613,670)	(28,506,486)
	(78,192,861)	(157,382,451)	(89,547,256)	(138,758,755)	(112,283,589)	(206,903,767)	(62,435,668)	(74,371,775)
Increase (decrease) in net assets derived from capital share transactions	(23,558,587)	55,495,981	(12,416,233)	32,103,974	(57,828,652)	159,976,706	(12,187,517)	56,802,917
NET INCREASE (DECREASE) IN NET ASSETS	50,087,528	(165,135,770)	21,305,219	(104,204,722)	134,650,011	(87,247,408)	20,994,071	(12,943,617)
NET ASSETS:
Beginning of period	911,453,149	1,076,588,919	725,141,311	829,346,033	1,229,459,718	1,316,707,126	339,231,125	352,174,742
End of period	$961,540,677	$ 911,453,149	$746,446,530	$ 725,141,311	$1,364,109,729	$1,229,459,718	$360,225,196	$339,231,125
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–25

LVIP SSGA Developed International 150 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Developed International 150 Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 7.450	$ 9.392	$ 7.925	$ 7.663	$ 9.077	$ 9.491
Income (loss) from investment operations:
Net investment income[2]	0.226	0.287	0.269	0.289	0.278	0.302
Net realized and unrealized gain (loss)	0.372	(1.698)	1.593	0.453	(0.676)	(0.209)
Total from investment operations	0.598	(1.411)	1.862	0.742	(0.398)	0.093
Less dividends and distributions from:
Net investment income	—	(0.320)	(0.395)	(0.300)	(0.259)	(0.318)
Net realized gain	—	(0.211)	—	(0.180)	(0.757)	(0.189)
Total dividends and distributions	—	(0.531)	(0.395)	(0.480)	(1.016)	(0.507)
Net asset value, end of period	$ 8.048	$ 7.450	$ 9.392	$ 7.925	$ 7.663	$ 9.077
Total return[3]	8.03%	(15.23%)	23.58%	9.73%	(4.30%)	0.91%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$814,642	$ 769,179	$905,853	$745,352	$682,486	$748,475
Ratio of expenses to average net assets	0.40%	0.40%	0.39%	0.38%	0.39%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.41%	0.40%	0.39%	0.39%	0.51%
Ratio of net investment income to average net assets	5.67%	3.18%	3.02%	3.77%	3.03%	3.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.66%	3.17%	3.01%	3.76%	3.03%	2.91%
Portfolio turnover	50%	49%	55%	63%	57%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–26

LVIP SSGA Developed International 150 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Developed International 150 Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 7.454	$ 9.395	$ 7.928	$ 7.668	$ 9.080	$ 9.494
Income (loss) from investment operations:
Net investment income[2]	0.216	0.264	0.247	0.270	0.255	0.277
Net realized and unrealized gain (loss)	0.372	(1.697)	1.593	0.451	(0.674)	(0.209)
Total from investment operations	0.588	(1.433)	1.840	0.721	(0.419)	0.068
Less dividends and distributions from:
Net investment income	—	(0.297)	(0.373)	(0.281)	(0.236)	(0.293)
Net realized gain	—	(0.211)	—	(0.180)	(0.757)	(0.189)
Total dividends and distributions	—	(0.508)	(0.373)	(0.461)	(0.993)	(0.482)
Net asset value, end of period	$ 8.042	$ 7.454	$ 9.395	$ 7.928	$ 7.668	$ 9.080
Total return[3]	7.89%	(15.44%)	23.25%	9.46%	(4.53%)	0.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$146,899	$ 142,274	$170,736	$143,630	$143,127	$151,765
Ratio of expenses to average net assets	0.65%	0.65%	0.64%	0.63%	0.64%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.66%	0.65%	0.64%	0.64%	0.76%
Ratio of net investment income to average net assets	5.42%	2.93%	2.77%	3.52%	2.78%	2.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.41%	2.92%	2.76%	3.51%	2.78%	2.66%
Portfolio turnover	50%	49%	55%	63%	57%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–27

LVIP SSGA Emerging Markets 100 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets 100 Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 8.289	$ 9.923	$ 8.232	$ 7.325	$ 9.288	$ 9.917
Income (loss) from investment operations:
Net investment income[2]	0.145	0.380	0.284	0.223	0.357	0.322
Net realized and unrealized gain (loss)	0.233	(1.593)	1.669	0.914	(1.940)	(0.658)
Total from investment operations	0.378	(1.213)	1.953	1.137	(1.583)	(0.336)
Less dividends and distributions from:
Net investment income	—	(0.381)	(0.262)	(0.230)	(0.380)	(0.293)
Return of capital	—	(0.040)	—	—	—	—
Total dividends and distributions	—	(0.421)	(0.262)	(0.230)	(0.380)	(0.293)
Net asset value, end of period	$ 8.667	$ 8.289	$ 9.923	$ 8.232	$ 7.325	$ 9.288
Total return[3]	4.56%	(12.31%)	23.83%	15.44%	(17.04%)	(3.37%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$564,955	$ 546,245	$621,221	$462,296	$ 421,228	$492,713
Ratio of expenses to average net assets	0.47%	0.44%	0.43%	0.44%	0.46%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.45%	0.44%	0.45%	0.46%	0.69%
Ratio of net investment income to average net assets	3.40%	4.03%	2.99%	2.86%	3.99%	3.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.39%	4.02%	2.98%	2.85%	3.99%	3.03%
Portfolio turnover	48%	46%	56%	73%	51%	84%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–28

LVIP SSGA Emerging Markets 100 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets 100 Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 8.292	$ 9.925	$ 8.235	$ 7.329	$ 9.289	$ 9.917
Income (loss) from investment operations:
Net investment income[2]	0.135	0.356	0.260	0.204	0.334	0.297
Net realized and unrealized gain (loss)	0.233	(1.593)	1.668	0.913	(1.936)	(0.657)
Total from investment operations	0.368	(1.237)	1.928	1.117	(1.602)	(0.360)
Less dividends and distributions from:
Net investment income	—	(0.358)	(0.238)	(0.211)	(0.358)	(0.268)
Return of capital	—	(0.038)	—	—	—	—
Total dividends and distributions	—	(0.396)	(0.238)	(0.211)	(0.358)	(0.268)
Net asset value, end of period	$ 8.660	$ 8.292	$ 9.925	$ 8.235	$ 7.329	$ 9.289
Total return[3]	4.44%	(12.54%)	23.51%	15.16%	(17.25%)	(3.61%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$181,492	$ 178,896	$208,125	$177,698	$ 166,173	$184,408
Ratio of expenses to average net assets	0.72%	0.69%	0.68%	0.69%	0.71%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.70%	0.69%	0.70%	0.71%	0.94%
Ratio of net investment income to average net assets	3.15%	3.78%	2.74%	2.61%	3.74%	3.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.14%	3.77%	2.73%	2.60%	3.74%	2.78%
Portfolio turnover	48%	46%	56%	73%	51%	84%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–29

LVIP SSGA Large Cap 100 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap 100 Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.363	$ 13.915	$ 13.786	$ 12.878	$ 15.954	$ 14.468
Income (loss) from investment operations:
Net investment income[2]	0.176	0.325	0.343	0.342	0.359	0.365
Net realized and unrealized gain (loss)	1.627	(1.762)	2.188	2.302	(1.141)	2.044
Total from investment operations	1.803	(1.437)	2.531	2.644	(0.782)	2.409
Less dividends and distributions from:
Net investment income	—	(0.296)	(0.430)	(0.316)	(0.391)	(0.393)
Net realized gain	—	(0.819)	(1.972)	(1.420)	(1.903)	(0.530)
Total dividends and distributions	—	(1.115)	(2.402)	(1.736)	(2.294)	(0.923)
Net asset value, end of period	$ 13.166	$ 11.363	$ 13.915	$ 13.786	$ 12.878	$ 15.954
Total return[3]	15.88%	(11.11%)	18.76%	21.53%	(4.67%)	16.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,025,380	$ 928,043	$949,169	$1,081,971	$674,162	$1,031,276
Ratio of expenses to average net assets	0.36%	0.37%	0.36%	0.34%	0.34%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.38%	0.37%	0.35%	0.34%	0.41%
Ratio of net investment income to average net assets	2.80%	2.38%	2.33%	2.56%	2.32%	2.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.79%	2.37%	2.32%	2.55%	2.32%	2.30%
Portfolio turnover	45%	53%	64%	57%	61%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–30

LVIP SSGA Large Cap 100 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap 100 Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.347	$ 13.895	$ 13.771	$ 12.870	$ 15.944	$ 14.463
Income (loss) from investment operations:
Net investment income[2]	0.160	0.291	0.306	0.306	0.318	0.325
Net realized and unrealized gain (loss)	1.625	(1.759)	2.183	2.298	(1.137)	2.041
Total from investment operations	1.785	(1.468)	2.489	2.604	(0.819)	2.366
Less dividends and distributions from:
Net investment income	—	(0.261)	(0.393)	(0.283)	(0.352)	(0.355)
Net realized gain	—	(0.819)	(1.972)	(1.420)	(1.903)	(0.530)
Total dividends and distributions	—	(1.080)	(2.365)	(1.703)	(2.255)	(0.885)
Net asset value, end of period	$ 13.132	$ 11.347	$ 13.895	$ 13.771	$ 12.870	$ 15.944
Total return[3]	15.74%	(11.33%)	18.47%	21.22%	(4.91%)	16.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$338,730	$ 301,416	$367,538	$323,820	$299,856	$339,894
Ratio of expenses to average net assets	0.61%	0.62%	0.61%	0.59%	0.59%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.63%	0.62%	0.60%	0.59%	0.66%
Ratio of net investment income to average net assets	2.55%	2.13%	2.08%	2.31%	2.07%	2.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.54%	2.12%	2.07%	2.30%	2.07%	2.05%
Portfolio turnover	45%	53%	64%	57%	61%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–31

LVIP SSGA Small-Mid Cap 200 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Mid Cap 200 Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.973	$ 13.461	$ 14.163	$ 11.701	$ 14.908	$ 15.394
Income (loss) from investment operations:
Net investment income[2]	0.173	0.339	0.309	0.315	0.344	0.432
Net realized and unrealized gain (loss)	0.863	(2.091)	0.550	3.107	(1.347)	0.204
Total from investment operations	1.036	(1.752)	0.859	3.422	(1.003)	0.636
Less dividends and distributions from:
Net investment income	—	(0.412)	(0.367)	(0.281)	(0.330)	(0.516)
Net realized gain	—	(0.324)	(1.194)	(0.679)	(1.874)	(0.606)
Total dividends and distributions	—	(0.736)	(1.561)	(0.960)	(2.204)	(1.122)
Net asset value, end of period	$ 12.009	$ 10.973	$ 13.461	$ 14.163	$ 11.701	$ 14.908
Total return[3]	9.44%	(13.46%)	6.33%	30.09%	(6.84%)	4.30%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$209,305	$ 206,169	$200,815	$146,614	$107,473	$117,200
Ratio of expenses to average net assets	0.41%	0.40%	0.40%	0.40%	0.41%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.42%	0.41%	0.41%	0.41%	0.41%	0.52%
Ratio of net investment income to average net assets	2.88%	2.51%	2.17%	2.50%	2.39%	2.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.87%	2.50%	2.16%	2.49%	2.39%	2.72%
Portfolio turnover	64%	71%	67%	74%	70%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–32

LVIP SSGA Small-Mid Cap 200 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Mid Cap 200 Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.964	$ 13.446	$ 14.150	$ 11.696	$ 14.901	$ 15.388
Income (loss) from investment operations:
Net investment income[2]	0.158	0.305	0.273	0.283	0.306	0.393
Net realized and unrealized gain (loss)	0.862	(2.084)	0.548	3.099	(1.343)	0.203
Total from investment operations	1.020	(1.779)	0.821	3.382	(1.037)	0.596
Less dividends and distributions from:
Net investment income	—	(0.379)	(0.331)	(0.249)	(0.294)	(0.477)
Net realized gain	—	(0.324)	(1.194)	(0.679)	(1.874)	(0.606)
Total dividends and distributions	—	(0.703)	(1.525)	(0.928)	(2.168)	(1.083)
Net asset value, end of period	$ 11.984	$ 10.964	$ 13.446	$ 14.150	$ 11.696	$ 14.901
Total return[3]	9.30%	(13.67%)	6.07%	29.76%	(7.08%)	4.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$150,920	$ 133,062	$151,360	$139,525	$113,416	$116,053
Ratio of expenses to average net assets	0.66%	0.65%	0.65%	0.65%	0.66%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.66%	0.66%	0.66%	0.66%	0.77%
Ratio of net investment income to average net assets	2.63%	2.26%	1.92%	2.25%	2.14%	2.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.62%	2.25%	1.91%	2.24%	2.14%	2.47%
Portfolio turnover	64%	71%	67%	74%	70%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Funds–33

LVIP SSGA Funds
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, LVIP SSGA Large Cap 100 Fund, and LVIP SSGA Small-Mid Cap 200 Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are a diversified management investment company registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and may also sell its shares to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of each Fund is to seek to maximize long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2019, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA Funds–34

LVIP SSGA Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Funds' understanding of the applicable country’s tax rules and rates.   In addition, the Funds may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on non convertible bonds are amortized to interest income over the lives of the respective securities using the effective interest method.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Funds in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   The management fees, net of waivers, are calculated daily and paid monthly. For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%
LIAC has contractually agreed to waive a portion of its advisory fee. This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The waiver amount of each Fund’s average daily net assets are as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
On the first $50 million	0.070%	0.065%	0.080%	0.065%
On the next $50 million	0.010%	0.025%	0.015%	—
On the next $400 million.	0.010%	0.005%	0.015%	—
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
LVIP SSGA Funds–35

LVIP SSGA Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Administrative	$27,185	$21,170	$37,547	$10,231
Legal	5,602	4,363	7,735	2,109
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2019, these fees were as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Printing and mailing	$3,733	$26,401	$10,498	$23,688
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
At June 30, 2019, each Fund had liabilities payable to affiliates as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Management fees payable to LIAC	$246,204	$197,493	$325,475	$90,092
Distribution fees payable to LFD	29,505	36,241	67,534	29,687
Printing and mailing fees payable to Lincoln Life	3,390	27,165	9,598	24,706
Shareholder servicing fees payable to Lincoln Life	22,312	17,319	31,522	8,173
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP SSGA Funds–36

LVIP SSGA Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Purchases	$466,991,932	$349,716,782	$594,108,523	$220,990,125
Sales	461,958,900	357,057,585	625,959,039	224,662,111
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Cost of investments and derivatives	$ 1,015,390,380	$770,239,588	$1,270,532,154	$368,021,529
Aggregate unrealized appreciation of investments and derivatives	$ 36,771,616	$ 38,176,385	$ 163,038,321	$ 24,377,179
Aggregate unrealized depreciation of investments and derivatives	(1,014,420,689)	(75,195,871)	(70,654,466)	(33,119,996)
Net unrealized appreciation/ (depreciation) of investments and derivatives	$ (977,649,073)	$ (37,019,486)	$ 92,383,855	$ (8,742,817)
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Funds–37

LVIP SSGA Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2019:
LVIP SSGA Developed International 150 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 45,339,456	$—	$ 45,339,456
Canada	12,529,268	—	—	12,529,268
Denmark	—	5,621,470	—	5,621,470
Finland	—	6,311,629	—	6,311,629
France	25,511,317	98,235,877	—	123,747,194
Germany	—	63,830,633	—	63,830,633
Hong Kong	—	44,226,198	—	44,226,198
Italy	—	18,519,204	—	18,519,204
Japan	—	365,196,260	—	365,196,260
Netherlands	—	38,645,878	—	38,645,878
Norway	—	7,419,463	—	7,419,463
Singapore	—	21,957,939	—	21,957,939
Spain	—	25,219,069	—	25,219,069
Sweden	—	12,502,941	—	12,502,941
Switzerland	860,234	20,433,427	—	21,293,661
United Kingdom	—	112,685,437	—	112,685,437
Preferred Stocks	—	20,155,506	—	20,155,506
Rights	—	210,756	—	210,756
Money Market Fund	4,932,030	—	—	4,932,030
Total Investments	$43,832,849	$906,511,143	$—	$950,343,992
Derivatives:

Assets:
Futures Contract	$375,935	$—	$—	$375,935
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Funds–38

LVIP SSGA Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP SSGA Emerging Markets 100 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$ 23,366,091	$ —	$—	$ 23,366,091
Chile	8,328,588	—	—	8,328,588
Hong Kong	—	196,728,701	—	196,728,701
Hungary	7,280,498	—	—	7,280,498
India	7,856,445	14,865,984	—	22,722,429
Indonesia	—	7,098,544	—	7,098,544
Malaysia	—	15,071,289	—	15,071,289
Mexico	14,104,217	—	—	14,104,217
Republic of Korea	14,956,879	138,887,980	—	153,844,859
Russia	24,976,553	18,945,397	—	43,921,950
South Africa	7,771,393	48,125,267	—	55,896,660
Taiwan	—	108,971,023	—	108,971,023
Thailand	15,460,771	—	—	15,460,771
Turkey	—	29,243,558	—	29,243,558
United Arab Emirates	—	14,908,084	—	14,908,084
Preferred Stocks	14,982,124	—	—	14,982,124
Money Market Fund	533,413	—	—	533,413
Total Investments	$139,616,972	$592,845,827	$—	$732,462,799
Derivatives:

Assets:
Futures Contract	$378,651	$—	$—	$378,651
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Large Cap 100 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,360,135,458	$ —	$—	$1,360,135,458
Money Market Fund	2,380,344	—	—	2,380,344
Short-Term Investment	—	304,348	—	304,348
Total Investments	$1,362,515,802	$304,348	$—	$1,362,820,150
Derivatives:

Assets:
Futures Contract	$95,859	$—	$—	$95,859
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Funds–39

LVIP SSGA Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP SSGA Small-Mid Cap 200 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$351,144,287	$ —	$—	$351,144,287
Money Market Fund	7,481,512	—	—	7,481,512
Short-Term Investment	—	490,723	—	490,723
Total Investments	$358,625,799	$490,723	$—	$359,116,522
Derivatives:

Assets:
Futures Contracts	$162,190	$—	$—	$162,190
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP SSGA Developed International 150 Fund		LVIP SSGA Emerging Markets 100 Fund		LVIP SSGA Large Cap 100 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18
Shares sold:
Standard Class	5,906,665	14,464,831	7,727,376	11,159,920	2,554,449	17,245,224
Service Class	1,003,623	2,684,120	1,335,859	3,167,045	1,754,240	3,016,548
Shares reinvested:
Standard Class	—	6,604,662	—	3,139,693	—	6,178,662
Service Class	—	1,174,285	—	977,880	—	2,105,489
	6,910,288	24,927,898	9,063,235	18,444,538	4,308,689	28,545,923
Shares redeemed:
Standard Class	(7,927,765)	(14,269,622)	(8,443,934)	(11,002,771)	(6,345,079)	(9,964,058)
Service Class	(1,824,601)	(2,945,192)	(1,951,768)	(3,541,189)	(2,521,592)	(5,011,119)
	(9,752,366)	(17,214,814)	(10,395,702)	(14,543,960)	(8,866,671)	(14,975,177)
Net increase (decrease)	(2,842,078)	7,713,084	(1,332,467)	3,900,578	(4,557,982)	13,570,746

	LVIP SSGA Small-Mid Cap 200 Fund
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	2,800,701	6,114,062
Service Class	1,415,445	2,305,848
Shares reinvested:
Standard Class	—	1,049,783
Service Class	—	659,734
	4,216,146	10,129,427
Shares redeemed:
Standard Class	(4,160,228)	(3,294,476)
Service Class	(958,464)	(2,085,576)
	(5,118,692)	(5,380,052)
Net increase (decrease)	(902,546)	4,749,375
LVIP SSGA Funds–40

LVIP SSGA Funds
Notes to Financial Statements (continued)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–Each Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds’ could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at December 31, 2018 for the LVIP SSGA Developed International 150 Fund, LVIP SSGA Large Cap 100 Fund, and LVIP SSGA Small-Mid Cap 200 Fund.
During the six months ended June 30, 2019, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund used foreign currency contracts to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, each Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2019 were as follows:
LVIP SSGA Developed International 150 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$375,935	Receivables and other assets net of liabilities	$—
LVIP SSGA Funds–41

LVIP SSGA Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,028,739	$704,998
LVIP SSGA Emerging Markets 100 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$378,651	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$636,010	$477,807
LVIP SSGA Large Cap 100 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$95,859	Receivables and other assets net of liabilities	$—
LVIP SSGA Funds–42

LVIP SSGA Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$791,423	$672,734
LVIP SSGA Small-Mid Cap 200 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$162,190	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$550,432	$623,772
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP SSGA Developed International 150 Fund	$11,912,334	$—
LVIP SSGA Emerging Markets 100 Fund	9,761,970	—
LVIP SSGA Large Cap 100 Fund	8,759,311	—
LVIP SSGA Small-Mid Cap 200 Fund	7,352,853	—
LVIP SSGA Funds–43

LVIP SSGA Funds
Notes to Financial Statements (continued)
 5. Derivatives (continued)
At June 30, 2019, LVIP SSGA Large Cap 100 Fund and LVIP SSGA Small-Mid Cap 200 Fund pledged collateral for futures contracts as follows:
	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
U.S. Treasury Obligations, at value	$304,347	$490,723
In order to better define its contractual rights and to secure rights to help the Funds mitigate its counterparty risk, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Net Assets.
At June 30, 2019, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund had no open derivatives that are subject to offsetting provisions.
6. Market Risk
Some countries in which the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
Foreign currency fluctuations or economic or financial instability in the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency exchange rates. Currency exchange rates may fluctuate significantly over short periods of time.
The LVIP SSGA Small-Mid Cap 200 Fund may invest a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If the Funds acquire a direct interest in real estate as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Funds had no direct real estate holdings during the six months ended June 30, 2019. The Funds' REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds' limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP SSGA Funds–44

LVIP SSGA Funds
Notes to Financial Statements (continued)
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP SSGA Funds–45

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,090.80	0.36%	$1.87
Service Class Shares	1,000.00	1,089.40	0.61%	3.16
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.06

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	46.08%
Investment Companies	46.08%
Equity Funds	17.43%
Fixed Income Fund	13.84%
International Equity Funds	14.81%
Unaffiliated Investments	53.76%
Investment Companies	53.76%
Equity Funds	18.98%
Fixed Income Funds	22.15%
International Equity Funds	9.74%
Money Market Fund	2.89%
Total Investments	99.84%
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–46.08%
INVESTMENT COMPANIES–46.08%
Equity Funds–17.43%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	8,025,529	$ 105,664,110
LVIP SSGA S&P 500 Index Fund	660,441	13,213,435
LVIP SSGA Small-Cap Index Fund	553,176	17,350,380
LVIP SSGA Small-Mid Cap 200 Fund	1,479,041	17,761,809
		153,989,734
Fixed Income Fund–13.84%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	10,602,205	122,243,422
		122,243,422
International Equity Funds–14.81%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	9,701,121	78,074,618
LVIP SSGA Emerging Markets 100 Fund	2,082,631	18,050,165
LVIP SSGA International Index Fund	3,672,855	34,770,918
		130,895,701
Total Affiliated Investments (Cost $372,326,855)		407,128,857

UNAFFILIATED INVESTMENTS–53.76%
INVESTMENT COMPANIES–53.76%
Equity Funds–18.98%
Consumer Staples Select Sector SPDR® Fund	289,855	16,831,880
Health Care Select Sector SPDR® Fund	186,254	17,254,571
Industrial Select Sector SPDR® Fund	224,281	17,363,835
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P 500 ETF Trust	250,074	$ 73,271,682
SPDR® Dow Jones REIT ETF	169,458	16,742,450
SPDR® S&P 600 Small Cap ETF	387,185	26,185,322
		167,649,740
Fixed Income Funds–22.15%
SPDR® Bloomberg Barclays TIPS ETF	1,212,258	68,601,680
SPDR® Bloomberg Barclays High Yield Bond ETF	317,543	34,593,134
SPDR® FTSE International Government Inflation-Protected Bond ETF	311,313	17,302,777
SPDR® Portfolio Aggregate Bond ETF	2,577,424	75,183,458
		195,681,049
International Equity Funds–9.74%
SPDR® Portfolio Developed World ex-US ETF	1,730,788	51,214,017
SPDR® Portfolio Emerging Markets ETF	973,603	34,845,251
		86,059,268
Money Market Fund–2.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	25,511,559	25,511,559
		25,511,559
Total Unaffiliated Investments (Cost $431,067,389)		474,901,616

TOTAL INVESTMENTS–99.84% (Cost $803,394,244)	882,030,473
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	1,413,665
NET ASSETS APPLICABLE TO 73,528,720 SHARES OUTSTANDING–100.00%	$883,444,138

✧✧ Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
14	British Pound	$1,115,538	$1,114,549	9/16/19	$ 989	$—
13	Euro	1,860,056	1,848,152	9/16/19	11,904	—
12	Japanese Yen	1,399,650	1,392,486	9/16/19	7,164	—
					20,057	—
Equity Contracts:
4	E-mini Russell 2000 Index	313,420	306,712	9/20/19	6,708	—
25	E-mini S&P 500 Index	3,680,250	3,618,869	9/20/19	61,381	—
5	E-mini S&P MidCap 400 Index	975,000	952,191	9/20/19	22,809	—
53	Euro STOXX 50 Index	2,088,830	2,030,107	9/20/19	58,723	—
12	FTSE 100 Index	1,122,991	1,107,692	9/20/19	15,299	—
7	Nikkei 225 Index (OSE)	1,380,327	1,369,043	9/12/19	11,284	—
					176,204	—
Total Futures Contracts					$196,261	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Unaffiliated investments, at value	$474,901,616
Affiliated investments, at value	407,128,857
Dividends and interest receivable	1,781,326
Cash collateral held at broker for futures contracts	529,742
Variation margin due from broker on futures contracts	57,851
Receivable for fund shares sold	10,645
Prepaid expenses	1,486
TOTAL ASSETS	884,411,523
LIABILITIES:
Payable for fund shares redeemed	496,504
Due to manager and affiliates	424,225
Other accrued expenses payable	46,656
TOTAL LIABILITIES	967,385
TOTAL NET ASSETS	$883,444,138
Unaffiliated investments, at cost	$431,067,389
Affiliated investments, at cost	372,326,855
Standard Class:
Net Assets	$ 46,584,920
Shares Outstanding	3,873,356
Net Asset Value Per Share	$ 12.027
Service Class:
Net Assets	$836,859,218
Shares Outstanding	69,655,364
Net Asset Value Per Share	$ 12.014
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$827,298,710
Distributable earnings/(accumulated loss)	56,145,428
TOTAL NET ASSETS	$883,444,138
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–5

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 3,686,207
Dividends from affiliated investments	1,676,456
Interest	385,512
5,748,175
EXPENSES:
Management fees	1,748,633
Distribution fees-Service Class	1,036,070
Shareholder servicing fees	126,776
Accounting and administration expenses	60,772
Reports and statements to shareholders	36,444
Professional fees	17,788
Trustees’ fees and expenses	13,002
Interest expense	7,261
Custodian fees	6,801
Consulting fees	2,078
Pricing fees	509
Other	6,671
3,062,805
Less:
Management fees waived	(437,158)
Total operating expenses	2,625,647
NET INVESTMENT INCOME	3,122,528
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(3,139,811)
Sale of unaffiliated investments	6,020,922
Futures contracts	(12,664,937)
Net realized loss	(9,783,826)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	43,225,392
Unaffiliated investments	36,337,141
Foreign currencies	(11,646)
Futures contracts	2,430,756
Net change in unrealized appreciation (depreciation)	81,981,643
NET REALIZED AND UNREALIZED GAIN	72,197,817
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 75,320,345
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 3,122,528	$ 17,382,462
Net realized gain (loss)	(9,783,826)	22,591,650
Net change in unrealized appreciation (depreciation)	81,981,643	(119,117,297)
Net increase (decrease) in net assets resulting from operations	75,320,345	(79,143,185)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,392,772)
Service Class	—	(22,972,454)
	—	(24,365,226)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,095,177	4,466,508
Service Class	14,055,571	44,216,348
Reinvestment of dividends and distributions:
Standard Class	—	1,392,772
Service Class	—	22,972,454
	15,150,748	73,048,082
Cost of shares redeemed:
Standard Class	(3,149,079)	(6,437,702)
Service Class	(58,453,857)	(119,890,386)
	(61,602,936)	(126,328,088)
Decrease in net assets derived from capital share transactions	(46,452,188)	(53,280,006)
NET INCREASE (DECREASE) IN NET ASSETS	28,868,157	(156,788,417)
NET ASSETS:
Beginning of period	854,575,981	1,011,364,398
End of period	$883,444,138	$ 854,575,981
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.026	$ 12.394	$ 11.227	$ 10.841	$ 11.979	$ 11.784
Income (loss) from investment operations:
Net investment income[3]	0.055	0.251	0.268	0.215	0.220	0.234
Net realized and unrealized gain (loss)	0.946	(1.265)	1.396	0.395	(1.000)	0.236
Total from investment operations	1.001	(1.014)	1.664	0.610	(0.780)	0.470
Less dividends and distributions from:
Net investment income	—	(0.354)	(0.497)	(0.224)	(0.358)	(0.275)
Total dividends and distributions	—	(0.354)	(0.497)	(0.224)	(0.358)	(0.275)
Net asset value, end of period	$ 12.027	$ 11.026	$ 12.394	$ 11.227	$ 10.841	$ 11.979
Total return[4]	9.08%	(8.18%)	14.82%	5.62%	(6.52%)	3.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 46,585	$ 44,683	$ 50,670	$47,250	$ 46,949	$49,090
Ratio of expenses to average net assets[5]	0.36%	0.35%	0.34%	0.34%	0.33%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.46%	0.45%	0.44%	0.43%	0.43%	0.44%
Ratio of net investment income to average net assets	0.95% [6]	2.05%	2.22%	1.94%	1.86%	1.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.85% [6]	1.95%	2.12%	1.84%	1.76%	1.84%
Portfolio turnover	32%	34%	41%	64%	58%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.028	$ 12.392	$ 11.227	$ 10.843	$ 11.978	$ 11.784
Income (loss) from investment operations:
Net investment income[3]	0.041	0.220	0.237	0.187	0.190	0.204
Net realized and unrealized gain (loss)	0.945	(1.262)	1.395	0.393	(0.996)	0.234
Total from investment operations	0.986	(1.042)	1.632	0.580	(0.806)	0.438
Less dividends and distributions from:
Net investment income	—	(0.322)	(0.467)	(0.196)	(0.329)	(0.244)
Total dividends and distributions	—	(0.322)	(0.467)	(0.196)	(0.329)	(0.244)
Net asset value, end of period	$ 12.014	$ 11.028	$ 12.392	$ 11.227	$ 10.843	$ 11.978
Total return[4]	8.94%	(8.40%)	14.53%	5.36%	(6.75%)	3.71%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$836,859	$809,893	$960,694	$919,852	$953,130	$973,809
Ratio of expenses to average net assets[5]	0.61%	0.60%	0.59%	0.58%	0.58%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.71%	0.70%	0.69%	0.68%	0.68%	0.69%
Ratio of net investment income to average net assets	0.70% [6]	1.80%	1.97%	1.69%	1.61%	1.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.60% [6]	1.70%	1.87%	1.59%	1.51%	1.59%
Portfolio turnover	32%	34%	41%	64%	58%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–8

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–9

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. The Sub-Adviser is also responsible for the day-to-day management of the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$25,295
Legal	5,212
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,335 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$214,650
Distribution fees payable to LFD	169,467
Printing and mailing fees payable to Lincoln Life	19,358
Shareholder servicing fees payable to Lincoln Life	20,750
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–10

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-46.08%@
Equity Funds-17.43%@
✧✧LVIP SSGA Large Cap 100 Fund	$103,956,238	$ 1,330,000	$ 15,690,000	$(1,174,920)	$17,242,792	$105,664,110	8,025,529	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	4,105,865	9,790,001	2,000,000	108,173	1,209,396	13,213,435	660,441	—	—
✧✧LVIP SSGA Small-Cap Index Fund	7,899,274	8,190,000	300,000	(4,280)	1,565,386	17,350,380	553,176	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	39,493,823	950,000	26,930,000	(1,506,386)	5,754,372	17,761,809	1,479,041	—	—
Fixed Income Fund-13.84%@
✧✧LVIP SSGA Bond Index Fund	130,136,820	1,180,002	16,165,533	(346,701)	7,438,834	122,243,422	10,602,205	—	—
International Equity Funds-14.81%@
✧✧LVIP SSGA Developed International 150 Fund	75,475,234	2,560,000	6,020,001	(47,793)	6,107,178	78,074,618	9,701,121	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	17,071,842	19,560,000	18,550,000	(785,125)	753,448	18,050,165	2,082,631	—	—
✧✧LVIP SSGA International Index Fund	16,859,711	32,900,000	18,760,000	617,221	3,153,986	34,770,918	3,672,855	—	—
Total	$394,998,807	$76,460,003	$104,415,534	$(3,139,811)	$43,225,392	$407,128,857		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$271,459,318
Sales	291,914,217
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$803,394,244
Aggregate unrealized appreciation of investments and derivatives	$ 79,773,744
Aggregate unrealized depreciation of investments and derivatives	(941,254)
Net unrealized appreciation of investments and derivatives	$ 78,832,490
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–11

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$407,128,857	$—	$—	$407,128,857
Unaffiliated Investment Companies	474,901,616	—	—	474,901,616
Total Investments	$882,030,473	$—	$—	$882,030,473
Derivatives:
Assets:
Futures Contracts	$ 196,261	$—	$—	$ 196,261
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	93,267	363,855
Service Class	1,207,189	3,622,488
Shares reinvested:
Standard Class	—	126,547
Service Class	—	2,086,377
	1,300,456	6,199,267
Shares redeemed:
Standard Class	(272,565)	(526,186)
Service Class	(4,993,889)	(9,794,021)
	(5,266,454)	(10,320,207)
Net decrease	(3,965,998)	(4,120,940)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–12

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$176,204	Variation margin due from broker on futures contracts	$—
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	20,057	Variation margin due from broker on futures contracts	—
Total		$196,261		$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(12,177,562)	$1,922,851
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(487,375)	507,905
Total		$(12,664,937)	$2,430,756
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$5,916,257	$59,916,171
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–13

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–14

LVIP SSGA International Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA International Index Fund

LVIP SSGA International Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,140.10	0.38%	$2.02
Service Class Shares	1,000.00	1,138.70	0.63%	3.34
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.90	0.38%	$1.91
Service Class Shares	1,000.00	1,021.70	0.63%	3.16

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Security Type/Country	Percentage of Net Assets
Common Stock	97.40%
Australia	7.05%
Austria	0.23%
Belgium	0.96%
China	0.05%
Denmark	1.68%
Finland	1.09%
France	11.09%
Germany	8.12%
Hong Kong	3.83%
Ireland	0.56%
Israel	0.55%
Italy	2.10%
Japan	23.19%
Netherlands	4.26%
New Zealand	0.24%
Norway	0.65%
Portugal	0.15%
Singapore	1.34%
South Africa	0.21%
Spain	2.92%
Sweden	2.53%
Switzerland	9.10%
United Kingdom	15.39%
United States	0.11%
Preferred Stocks	0.51%
Rights	0.01%
Money Market Fund	1.32%
Total Investments	99.24%
Receivables and Other Assets Net of Liabilities	0.76%
Total Net Assets	100.00%
Sector designations may be different than the sector designations presented in other Fund materials.
Sector	Percentage of Net Assets
Aerospace & Defense	1.51%
Air Freight & Logistics	0.32%
Airlines	0.11%
Auto Components	0.95%
Automobiles	3.07%
Banks	9.92%
Beverages	2.47%
Biotechnology	0.69%
Building Products	0.83%
Capital Markets	2.38%
Sector	Percentage of Net Assets
Chemicals	3.33%
Commercial Services & Supplies	0.58%
Communications Equipment	0.40%
Construction & Engineering	0.91%
Construction Materials	0.57%
Consumer Finance	0.03%
Containers & Packaging	0.07%
Distributors	0.02%
Diversified Consumer Services	0.01%
Diversified Financial Services	0.62%
Diversified Telecommunication Services	2.21%
Electric Utilities	1.96%
Electrical Equipment	1.58%
Electronic Equipment, Instruments & Components	1.45%
Energy Equipment & Services	0.09%
Entertainment	0.62%
Equity Real Estate Investment Trusts	1.61%
Food & Staples Retailing	1.31%
Food Products	3.60%
Gas Utilities	0.54%
Health Care Equipment & Supplies	1.64%
Health Care Providers & Services	0.52%
Health Care Technology	0.06%
Hotels, Restaurants & Leisure	1.40%
Household Durables	1.09%
Household Products	0.87%
Independent Power and Renewable Electricity Producers	0.09%
Industrial Conglomerates	1.33%
Insurance	5.63%
Interactive Media & Services	0.15%
Internet & Direct Marketing Retail	0.22%
IT Services	1.07%
Leisure Products	0.22%
Life Sciences Tools & Services	0.31%
Machinery	2.72%
Marine	0.18%
Media	0.65%
Metals & Mining	3.03%
Multiline Retail	0.46%
Multi-Utilities	1.00%
Oil, Gas & Consumable Fuels	5.29%
Paper & Forest Products	0.24%
Personal Products	2.24%
Pharmaceuticals	7.69%
Professional Services	1.43%
Real Estate Management & Development	1.94%
Road & Rail	1.26%
Semiconductors & Semiconductor Equipment	1.39%
LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)
Sector	Percentage of Net Assets
Software	1.55%
Specialty Retail	0.81%
Technology Hardware, Storage & Peripherals	0.54%
Textiles, Apparel & Luxury Goods	2.56%
Tobacco	0.96%
Trading Companies & Distributors	1.25%
Transportation Infrastructure	0.63%
Water Utilities	0.09%
Wireless Telecommunication Services	1.65%
Total	97.92%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Nestle	2.22%
Royal Dutch Shell	1.87%
Novartis	1.39%
Roche Holding	1.38%
HSBC Holdings	1.18%
BP	1.00%
Toyota Motor	0.99%
BHP Group	0.98%
SAP	0.94%
TOTAL	0.93%
Total	12.88%

HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.40%
Australia–7.05%
AGL Energy	133,239	$ 1,873,801
Alumina	468,716	769,371
AMP	594,619	886,983
APA Group	244,107	1,851,138
Aristocrat Leisure	111,320	2,406,312
ASX	34,724	2,011,804
Aurizon Holdings	422,885	1,605,343
AusNet Services	291,588	384,274
Australia & New Zealand Banking Group	552,887	10,974,437
Bank of Queensland	77,045	515,909
Bendigo & Adelaide Bank	83,245	677,572
=†BGP Holdings	160,069	0
BHP Group	567,137	16,485,846
BlueScope Steel	101,334	861,638
Boral	245,260	884,508
Brambles	322,951	2,924,838
Caltex Australia	54,438	947,612
Challenger	96,172	448,897
CIMIC Group	17,957	564,666
Coca-Cola Amatil	104,489	750,128
Cochlear	11,911	1,734,192
†Coles Group	215,400	2,022,420
Commonwealth Bank of Australia	341,269	19,857,937
Computershare	101,158	1,153,679
Crown Resorts	59,112	516,665
CSL	87,446	13,241,402
Dexus	210,369	1,919,127
Domino's Pizza Enterprises	10,560	279,078
Flight Centre Travel Group	8,399	245,006
Fortescue Metals Group	265,273	1,687,025
Goodman Group	310,169	3,278,418
GPT Group	356,018	1,538,300
Harvey Norman Holdings	93,657	268,007
Incitec Pivot	288,379	691,150
Insurance Australia Group	468,917	2,722,514
James Hardie Industries CDI	92,149	1,213,066
LendLease Group	114,498	1,046,274
Macquarie Group	61,655	5,438,342
Medibank	570,717	1,400,372
Mirvac Group	771,487	1,698,301
National Australia Bank	523,585	9,835,063
Newcrest Mining	154,953	3,481,206
Oil Search	284,085	1,416,685
Orica	62,872	895,805
Origin Energy	357,350	1,837,531
QBE Insurance Group	240,492	2,000,692
Ramsay Health Care	27,817	1,412,228
REA Group	8,246	557,041
Rio Tinto (Australian Securities Exchange)	70,566	5,167,213
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Australia (continued)
Santos	337,855	$ 1,686,756
Scentre Group	1,068,848	2,884,583
SEEK	55,169	821,151
Sonic Healthcare	85,573	1,630,505
South32	593,412	1,330,215
South32 (London Stock Exchange)	368,248	817,510
Stockland	423,937	1,243,001
Suncorp Group	261,527	2,476,550
Sydney Airport	230,362	1,301,426
Tabcorp Holdings	336,006	1,049,820
Telstra	844,107	2,282,552
TPG Telecom	57,587	260,629
Transurban Group	521,952	5,404,502
Treasury Wine Estates	151,945	1,595,801
Vicinity Centres	698,274	1,202,227
Washington H Soul Pattinson & Co.	20,481	316,702
Wesfarmers	214,651	5,456,470
Westpac Banking	686,101	13,674,162
Woodside Petroleum	178,634	4,581,704
Woolworths Group	255,853	5,974,472
WorleyParsons	61,044	634,570
		193,005,124
Austria–0.23%
ANDRITZ	12,257	461,461
Erste Group Bank	60,858	2,256,867
OMV	30,315	1,477,695
Raiffeisen Bank International	31,533	740,416
Verbund	12,946	678,186
voestalpine	24,055	743,655
		6,358,280
Belgium–0.96%
Ageas	36,403	1,894,423
Anheuser-Busch InBev	147,049	13,012,420
Colruyt	11,289	655,371
Groupe Bruxelles Lambert	16,610	1,631,952
KBC Group	46,412	3,045,801
Proximus	25,610	756,898
Solvay Class A	15,075	1,565,549
Telenet Group Holding	8,879	494,760
UCB	24,735	2,052,747
Umicore	39,390	1,264,089
		26,374,010
□China–0.05%
†BeiGene ADR	6,200	768,490
Yangzijiang Shipbuilding Holdings	470,300	532,835
		1,301,325
LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Denmark–1.68%
AP Moller - Maersk Class A	642	$ 746,615
AP Moller - Maersk Class B	1,324	1,647,476
Carlsberg Class B	21,677	2,876,476
Chr Hansen Holding	20,317	1,911,932
Coloplast Class B	21,691	2,451,923
Danske Bank	139,688	2,213,118
†Demant	19,495	606,784
DSV	34,908	3,437,388
†Genmab	11,704	2,152,103
H Lundbeck	12,200	483,233
ISS	29,033	877,748
Novo Nordisk Class B	329,560	16,833,001
Novozymes Class B	39,434	1,838,682
Orsted	34,782	3,008,954
Pandora	21,759	774,011
Tryg	18,928	615,926
Vestas Wind Systems	39,180	3,394,309
		45,869,679
Finland–1.09%
Elisa	25,308	1,234,852
Fortum	91,425	2,020,641
Kone Class B	67,681	3,996,788
Metso	17,066	671,653
Neste	73,389	2,495,038
Nokia (London Stock Exchange)	1,091,160	5,434,842
Nordea Bank	574,630	4,172,497
Orion Class B	16,843	617,648
Sampo Class A	82,755	3,906,402
Stora Enso Class R	114,087	1,342,539
UPM-Kymmene	99,408	2,644,952
Wartsila	90,576	1,315,147
		29,852,999
France–11.09%
Accor	40,100	1,721,314
Aeroports de Paris	4,998	881,812
Air Liquide	83,052	11,616,351
Airbus	112,595	15,934,622
Alstom	33,570	1,555,988
Amundi	11,757	820,871
Arkema	12,675	1,178,324
Atos	19,932	1,665,259
AXA	377,174	9,905,233
BioMerieux	8,057	667,591
BNP Paribas	216,882	10,281,349
Bollore	153,039	675,272
Bouygues	38,680	1,432,436
Bureau Veritas	56,888	1,404,156
Capgemini	29,880	3,715,072
Carrefour	116,761	2,254,417
Casino Guichard Perrachon	8,803	300,297
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
France (continued)
Cie de Saint-Gobain	98,134	$ 3,832,109
Cie Generale des Etablissements Michelin	33,683	4,258,927
CNP Assurances	27,678	628,245
Covivio	9,497	994,052
Creditricole	227,599	2,715,873
Danone	118,552	10,038,058
Dassault Aviation	389	559,108
Dassault Systemes	24,487	3,905,807
Edenred	44,365	2,261,040
Eiffage	15,005	1,482,936
Electricite de France	126,647	1,596,747
Engie	345,846	5,244,231
EssilorLuxottica	54,254	7,070,483
Eurazeo	7,222	503,245
Eurofins Scientific	2,286	1,008,723
Eutelsat Communications	29,393	548,946
Faurecia	14,765	684,828
Gecina	7,830	1,171,700
Getlink	92,215	1,477,145
Hermes International	5,944	4,285,022
ICADE	6,915	633,762
Iliad	5,491	616,625
Imerys	5,370	284,672
Ingenico Group	10,280	909,793
Ipsen	6,656	907,849
JCDecaux	12,510	378,817
Kering	14,735	8,696,936
Klepierre	43,066	1,442,835
Legrand	51,786	3,786,013
L'Oreal	48,679	13,840,804
LVMH Moet Hennessy Louis Vuitton	52,991	22,527,822
Natixis	195,108	785,618
Orange	387,234	6,107,880
Pernod Ricard	40,672	7,490,823
Peugeot	109,674	2,699,346
Publicis Groupe	38,674	2,041,246
Remy Cointreau	4,018	579,332
Renault	35,645	2,241,011
Safran	62,663	9,167,081
Sanofi	214,942	18,575,786
Sartorius Stedim Biotech	5,257	828,940
Schneider Electric	105,649	9,559,426
SCOR	34,819	1,526,424
SEB	3,788	681,470
SES FDR	71,465	1,117,364
Societe BIC	4,842	368,840
Societe Generale	160,459	4,049,886
Sodexo	17,600	2,057,333
STMicroelectronics	130,698	2,318,068
Suez	76,454	1,103,216
Teleperformance	11,237	2,251,412
Thales	21,488	2,654,243

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
France (continued)
TOTAL	455,219	$ 25,534,944
†Ubisoft Entertainment	14,975	1,171,173
Unibail-Rodamco-Westfield	166,149	3,847,416
Valeo	47,989	1,562,326
Veolia Environnement	105,986	2,580,799
Vinci	97,691	9,976,754
Vivendi	175,063	4,804,196
Wendel	4,961	676,317
†Worldline	13,517	982,070
		303,644,257
Germany–8.12%
1&1 Drillisch	10,313	344,112
adidas	34,339	10,623,459
Allianz	81,267	19,599,660
Aroundtown SA	146,994	1,212,728
Axel Springer	10,855	764,663
BASF	177,512	12,913,860
Bayer	180,354	12,509,407
Bayerische Motoren Werke	62,734	4,637,135
Beiersdorf	20,508	2,459,034
Brenntag	28,832	1,414,713
Carl Zeiss Meditec Class B	7,706	760,045
†Commerzbank	198,650	1,426,569
Continental	20,808	3,030,038
Covestro	36,817	1,874,337
Daimler	175,255	9,774,290
†Delivery Hero	17,603	799,041
Deutsche Bank	375,764	2,897,541
Deutsche Boerse	36,024	5,085,506
Deutsche Lufthansa	40,182	688,953
Deutsche Post	195,122	6,418,889
Deutsche Telekom	642,348	11,128,446
Deutsche Wohnen	66,017	2,419,068
E.ON	415,338	4,506,465
Evonik Industries	33,374	972,447
Fraport Frankfurt Airport Services Worldwide	6,547	563,535
Fresenius & Co.	78,608	4,268,414
Fresenius Medical Care & Co.	40,205	3,157,427
GEA Group	34,126	968,516
Hannover Rueck	11,252	1,819,374
HeidelbergCement	30,004	2,428,084
Henkel & Co.	21,030	1,932,809
HOCHTIEF	3,454	420,625
HUGO BOSS	11,260	750,432
Infineon Technologies	214,921	3,819,077
†Innogy	31,823	1,401,338
KION Group	12,379	782,859
Knorr-Bremse	9,259	1,031,784
LANXESS	17,079	1,014,313
Merck	26,037	2,719,597
METRO	31,210	570,292
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Germany (continued)
MTU Aero Engines	10,113	$ 2,412,057
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	28,981	7,264,308
Puma	13,840	923,002
†QIAGEN	45,531	1,852,736
RTL Group	6,515	333,452
RWE	104,953	2,589,776
SAP	187,706	25,732,961
Siemens	148,076	17,629,238
Siemens Healthineers	28,643	1,206,957
Symrise	25,259	2,432,193
Telefonica Deutschland Holding	131,416	367,157
thyssenkrupp	77,473	1,131,164
Uniper	39,144	1,186,138
United Internet	25,439	838,116
Volkswagen	5,465	937,392
Vonovia	95,476	4,560,871
Wirecard	22,829	3,853,909
†Zalando	23,491	1,040,103
		222,200,412
■Hong Kong–3.83%
AIA Group	2,306,400	24,906,579
ASM Pacific Technology	57,800	592,589
Bank of East Asia	235,146	657,563
BOC Hong Kong Holdings	741,500	2,919,395
CK Asset Holdings	503,424	3,943,862
CK Hutchison Holdings	511,660	5,046,882
CK Infrastructure Holdings	112,000	912,832
CLP Holdings	329,500	3,631,020
Galaxy Entertainment Group	414,000	2,784,977
Hang Lung Properties	388,000	923,056
Hang Seng Bank	141,900	3,531,959
Henderson Land Development	299,149	1,649,305
HK Electric Investments	446,308	457,066
HKT Trust	706,592	1,121,618
Hong Kong & China Gas	1,901,083	4,214,521
Hong Kong Exchanges & Clearing	230,099	8,131,718
Hongkong Land Holdings	231,000	1,488,961
Hysan Development	105,850	546,943
Jardine Matheson Holdings	43,800	2,762,597
Jardine Strategic Holdings	41,500	1,583,525
Kerry Properties	101,531	426,483
Link REIT	403,715	4,967,877
Melco Resorts & Entertainment ADR	39,646	861,111
MGM China Holdings	135,995	231,029
MTR	292,296	1,968,859

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
■Hong Kong (continued)
New World Development	1,094,476	$ 1,711,945
NWS Holdings	271,490	558,392
PCCW	636,596	367,364
Power Assets Holdings	281,500	2,025,123
Sands China	465,868	2,225,483
Shangri-La Asia	254,166	320,091
Sino Land	581,587	975,366
SJM Holdings	287,591	327,028
Sun Hung Kai Properties	305,005	5,174,429
Swire Pacific Class A	91,500	1,124,284
Swire Properties	196,961	796,257
Techtronic Industries	285,500	2,187,166
Vitasoy International Holdings	142,000	682,874
WH Group	1,658,793	1,682,668
Wharf Holdings	247,000	654,635
Wharf Real Estate Investment	247,000	1,740,712
Wheelock & Co.	137,000	983,743
Wynn Macau	271,153	607,015
Yue Yuen Industrial Holdings	118,500	325,024
		104,731,926
Ireland–0.56%
†AerCap Holdings	21,488	1,117,591
AIB Group	158,367	647,565
Bank of Ireland Group	189,676	992,313
CRH	155,607	5,086,359
Kerry Group Class A	29,479	3,519,660
Kingspan Group	29,116	1,581,229
Paddy Power Betfair	15,571	1,171,061
Smurfit Kappa Group	43,122	1,306,702
		15,422,480
Israel–0.55%
Azrieli Group	6,290	422,076
Bank Hapoalim	187,348	1,391,288
Bank Leumi Le-Israel	299,849	2,167,322
†Check Point Software Technologies	24,264	2,805,161
†CyberArk Software	7,100	907,664
Elbit Systems	3,945	588,601
Israel Chemicals	134,336	706,737
Israel Discount Bank Class A	222,861	908,693
Mizrahi Tefahot Bank	34,537	797,811
†Nice	10,876	1,488,876
†Teva Pharmaceutical Industries	139,930	1,282,686
†Teva Pharmaceutical Industries ADR	42,069	388,297
†Wix.com	8,300	1,179,430
		15,034,642
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Italy–2.10%
Assicurazioni Generali	209,765	$ 3,949,366
Atlantia	91,532	2,386,819
CNH Industrial	207,500	2,131,697
Davide Campari-Milano	112,954	1,106,571
Enel	1,581,766	11,034,001
Eni	488,643	8,124,823
Ferrari	22,804	3,697,430
FinecoBank Banca Fineco	99,095	1,105,452
Intesa Sanpaolo	2,849,972	6,101,224
Leonardo	84,063	1,066,468
Mediobanca Banca di Credito Finanziario	119,894	1,236,322
Moncler	34,241	1,467,615
Pirelli & C	76,552	451,876
Poste Italiane	93,206	982,177
Prysmian	48,544	1,003,002
Recordati	18,504	771,252
Snam	398,507	1,982,502
†Telecom Italia	1,746,464	953,490
Telecom Italia RSP	1,014,860	526,210
Tenaris	88,192	1,156,708
Terna Rete Elettrica Nazionale	253,807	1,617,162
UniCredit	382,319	4,705,900
		57,558,067
Japan–23.19%
ABC-Mart	4,800	313,040
Acom	67,200	242,508
Advantest	38,200	1,051,679
Aeon	119,700	2,059,969
AEON Financial Service	19,500	314,727
Aeon Mall	16,390	246,964
AGC	39,200	1,357,961
Air Water	24,000	412,040
Aisin Seiki	34,700	1,196,981
Ajinomoto	87,600	1,519,750
Alfresa Holdings	41,800	1,033,760
Alps Electric	42,000	711,294
Amada Holdings	57,300	647,675
ANA Holdings	19,900	659,610
Aozora Bank	25,200	605,925
Asahi Group Holdings	71,200	3,205,329
Asahi Intecc	37,000	914,607
Asahi Kasei	254,000	2,715,402
Astellas Pharma	358,900	5,114,599
Bandai Namco Holdings	35,400	1,717,772
Bank of Kyoto	10,200	395,453
Benesse Holdings	10,300	240,375
Bridgestone	109,400	4,315,713
Brother Industries	39,700	751,972
Calbee	12,400	334,898
Canon	191,400	5,604,777
Casio Computer	39,300	489,992

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Central Japan Railway	27,500	$ 5,513,969
Chiba Bank	128,000	626,812
Chubu Electric Power	125,300	1,760,130
Chugai Pharmaceutical	41,000	2,685,205
Chugoku Electric Power	46,900	591,444
Coca-Cola Bottlers Japan Holdings Class C	21,900	555,474
Concordia Financial Group	241,900	902,810
Credit Saison	24,400	286,364
CyberAgent	19,400	706,977
Dai Nippon Printing	47,000	1,003,788
Daicel	47,100	419,752
Daifuku	19,200	1,084,477
Dai-ichi Life Holdings	197,900	2,994,175
Daiichi Sankyo	106,400	5,580,202
Daikin Industries	47,200	6,180,318
Daito Trust Construction	14,000	1,785,434
Daiwa House Industry	104,100	3,041,874
Daiwa House REIT Investment	330	796,567
Daiwa Securities Group	322,000	1,413,722
Denso	83,600	3,525,085
Dentsu	41,900	1,465,388
Disco	5,100	841,580
East Japan Railway	59,000	5,524,980
Eisai	48,200	2,731,793
Electric Power Development	24,700	562,079
FamilyMart UNY Holdings	48,000	1,145,977
FANUC	37,700	7,005,139
Fast Retailing	11,200	6,779,343
Fuji Electric	25,400	880,281
FUJIFILM Holdings	69,000	3,503,116
Fujitsu	39,700	2,774,483
Fukuoka Financial Group	27,200	498,124
GMO Payment Gateway	7,800	539,039
Hakuhodo DY Holdings	45,700	771,904
Hamamatsu Photonics	25,800	1,007,926
Hankyu Hanshin Holdings	40,400	1,449,643
Hikari Tsushin	3,300	720,939
Hino Motors	47,200	398,378
Hirose Electric	7,287	815,401
Hisamitsu Pharmaceutical	13,200	523,125
Hitachi	183,400	6,747,783
Hitachi Chemical	17,500	476,975
Hitachi Construction Machinery	17,400	455,213
Hitachi High-Technologies	14,900	765,997
Hitachi Metals	34,000	385,549
Honda Motor	313,400	8,104,138
Hoshizaki	10,400	775,541
Hoya	72,000	5,533,501
Hulic	50,200	404,147
Idemitsu Kosan	33,283	1,006,644
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
IHI	26,000	$ 628,553
Iida Group Holdings	25,000	404,746
Inpex	213,200	1,932,300
Isetan Mitsukoshi Holdings	56,500	458,643
Isuzu Motors	101,400	1,158,097
ITOCHU	265,700	5,090,021
Itochu Techno-Solutions	18,400	473,032
J Front Retailing	43,000	493,996
Japan Airlines	20,200	644,697
Japan Airport Terminal	7,300	312,213
Japan Exchange Group	107,200	1,707,353
Japan Post Bank	68,200	693,022
Japan Post Holdings	308,400	3,492,631
Japan Prime Realty Investment	140	606,760
Japan Real Estate Investment	230	1,399,967
Japan Retail Fund Investment	523	1,057,821
Japan Tobacco	229,800	5,065,634
JFE Holdings	94,100	1,385,604
JGC	34,900	477,467
JSR	31,300	495,803
JTEKT	37,600	457,187
JXTG Holdings	620,960	3,094,803
Kajima	92,500	1,272,287
Kakaku.com	22,800	440,962
Kamigumi	20,500	486,131
Kaneka	8,600	324,243
Kansai Electric Power	144,000	1,650,725
Kansai Paint	36,800	773,392
Kao	93,600	7,142,083
Kawasaki Heavy Industries	29,500	695,734
KDDI	340,300	8,659,502
Keihan Holdings	17,200	750,433
Keikyu	39,500	681,091
Keio	19,400	1,278,524
Keisei Electric Railway	23,000	838,924
Keyence	17,488	10,785,242
Kikkoman	30,900	1,347,434
Kintetsu Group Holdings	30,200	1,447,859
Kirin Holdings	160,700	3,469,916
Kobayashi Pharmaceutical	9,400	674,398
Kobe Steel	52,100	341,969
Koito Manufacturing	17,700	947,241
Komatsu	175,000	4,248,615
Konami Holdings	15,200	714,989
Konica Minolta	76,200	742,461
Kose	5,400	911,422
Kubota	188,900	3,155,859
Kuraray	74,000	886,460
Kurita Water Industries	16,000	398,637
Kyocera	64,200	4,206,620

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Kyowa Hakko Kirin	43,700	$ 788,502
Kyushu Electric Power	71,900	706,371
Kyushu Railway	28,000	816,836
Lawson	9,400	451,593
†LINE	13,700	385,320
Lion	40,000	746,211
LIXIL Group	55,200	875,638
M3	88,400	1,622,215
Makita	44,000	1,502,269
Marubeni	299,300	1,986,680
Marui Group	39,100	797,371
Maruichi Steel Tube	14,100	392,393
Mazda Motor	110,800	1,146,935
McDonald's Holdings	13,100	577,966
Mebuki Financial Group	198,510	518,731
Medipal Holdings	37,600	831,657
MEIJI Holdings	22,268	1,592,184
†Mercari	14,200	378,271
MINEBEA MITSUMI	80,300	1,368,116
MISUMI Group	57,100	1,439,310
Mitsubishi	259,000	6,844,170
Mitsubishi Chemical Holdings	264,600	1,852,545
Mitsubishi Electric	348,300	4,604,554
Mitsubishi Estate	226,300	4,217,656
Mitsubishi Gas Chemical	30,500	407,949
Mitsubishi Heavy Industries	57,900	2,525,138
Mitsubishi Materials	18,800	535,588
Mitsubishi Motors	121,700	584,537
Mitsubishi Tanabe Pharma	39,700	441,808
Mitsubishi UFJ Financial Group	2,355,100	11,217,282
Mitsubishi UFJ Lease & Finance	106,000	563,278
Mitsui & Co.	317,900	5,189,049
Mitsui Chemicals	38,000	944,090
Mitsui Fudosan	169,600	4,121,990
Mitsui OSK Lines	19,300	463,451
Mizuho Financial Group	4,690,920	6,821,186
MonotaRO	23,800	583,011
MS&AD Insurance Group Holdings	88,554	2,814,814
Murata Manufacturing	106,800	4,808,214
Nabtesco	19,000	530,803
Nagoya Railroad	31,000	858,513
NEC	47,400	1,870,453
†Nexon	83,600	1,221,366
NGK Insulators	54,500	797,023
NGK Spark Plug	30,000	564,401
NH Foods	17,500	750,310
Nidec	42,800	5,877,936
Nikon	57,400	816,205
Nintendo	22,000	8,071,769
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Nippon Building Fund	237	$ 1,623,350
Nippon Electric Glass	19,800	503,240
Nippon Express	14,000	746,200
Nippon Paint Holdings	27,400	1,066,700
Nippon Prologis REIT	400	923,944
Nippon Steel	152,422	2,623,187
Nippon Telegraph & Telephone	127,000	5,916,888
Nippon Yusen	27,200	437,765
Nissan Chemical	27,200	1,228,843
Nissan Motor	429,600	3,076,995
Nisshin Seifun Group	31,765	725,474
Nissin Foods Holdings	9,900	638,567
Nitori Holdings	16,200	2,149,776
Nitto Denko	33,300	1,648,234
Nomura Holdings	669,900	2,371,563
Nomura Real Estate Holdings	21,000	452,319
Nomura Real Estate Master Fund	690	1,061,135
Nomura Research Institute	68,607	1,103,286
NSK	74,300	664,117
NTT Data	131,500	1,755,795
NTT DOCOMO	263,200	6,140,959
Obayashi	127,400	1,258,546
Obic	10,900	1,238,732
Odakyu Electric Railway	51,500	1,262,034
Oji Holdings	169,000	978,950
Olympus	238,000	2,648,674
Omron	39,300	2,061,131
Ono Pharmaceutical	80,100	1,440,180
Oracle	5,900	431,976
Oriental Land	37,600	4,664,585
ORIX	245,200	3,664,488
Osaka Gas	77,800	1,357,763
Otsuka	17,600	709,756
Otsuka Holdings	79,500	2,597,798
Pan Pacific International Holdings	21,600	1,373,317
Panasonic	408,200	3,409,757
Park24	17,800	415,587
†PeptiDream	17,800	914,243
Persol Holdings	34,500	813,375
Pigeon	22,000	887,169
Pola Orbis Holdings	14,000	392,309
Rakuten	152,700	1,825,550
Recruit Holdings	227,300	7,610,433
†Renesas Electronics	159,500	793,475
Resona Holdings	400,300	1,669,886
Ricoh	138,600	1,386,581
Rinnai	5,400	343,986
Rohm	19,500	1,313,830
Ryohin Keikaku	4,700	851,567
Sankyo	7,600	275,561

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
Santen Pharmaceutical	62,800	$ 1,044,058
SBI Holdings	49,870	1,238,682
Secom	38,800	3,343,388
Sega Sammy Holdings	31,700	385,937
Seibu Holdings	42,300	706,143
Seiko Epson	58,100	920,548
Sekisui Chemical	62,300	938,065
Sekisui House	120,000	1,977,192
Seven & i Holdings	143,200	4,851,814
Seven Bank	91,400	239,531
SG Holdings	18,400	523,192
Sharp	28,100	309,964
Shimadzu	42,500	1,046,268
Shimamura	3,500	262,031
Shimano	15,200	2,264,958
Shimizu	108,300	901,724
Shin-Etsu Chemical	70,300	6,577,399
Shinsei Bank	30,100	468,426
Shionogi & Co.	53,500	3,091,381
Shiseido	76,600	5,793,769
Shizuoka Bank	90,000	664,621
Showa Denko	25,700	760,545
SMC	11,100	4,161,110
Softbank Corp.	329,200	4,276,588
SoftBank Group	319,400	15,383,999
Sohgo Security Services	11,900	550,044
Sompo Holdings	63,575	2,459,181
Sony	245,100	12,879,992
Sony Financial Holdings	29,300	705,110
Stanley Electric	25,300	623,822
Subaru	122,900	2,992,264
SUMCO	45,600	543,554
Sumitomo	218,500	3,318,594
Sumitomo Chemical	317,400	1,477,923
Sumitomo Dainippon Pharma	36,600	696,778
Sumitomo Electric Industries	153,100	2,015,196
Sumitomo Heavy Industries	23,000	794,602
Sumitomo Metal Mining	40,200	1,205,057
Sumitomo Mitsui Financial Group	255,700	9,063,456
Sumitomo Mitsui Trust Holdings	67,346	2,446,789
Sumitomo Realty & Development	63,800	2,282,429
Sumitomo Rubber Industries	28,800	333,569
Sundrug	12,600	341,720
Suntory Beverage & Food	29,000	1,260,977
Suzuken Aichi	13,050	766,863
Suzuki Motor	70,500	3,316,750
Sysmex	30,300	1,982,229
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Japan (continued)
T&D Holdings	119,000	$ 1,295,138
Taiheiyo Cement	19,800	601,141
Taisei	42,000	1,529,914
Taisho Pharmaceutical Holdings	7,700	593,099
Taiyo Nippon Sanso	21,900	466,270
Takeda Pharmaceutical	286,475	10,190,723
TDK	24,100	1,877,243
Teijin	31,600	539,872
Terumo	116,200	3,471,294
THK	20,300	488,286
Tobu Railway	33,400	974,759
Toho (Tokyo)	24,600	1,048,061
Toho Gas	12,000	442,469
Tohoku Electric Power Holdings	94,800	959,272
Tokio Marine Holdings	121,800	6,111,354
Tokyo Century	8,200	347,001
†Tokyo Electric Power	283,800	1,482,305
Tokyo Electron	30,500	4,286,938
Tokyo Gas	80,000	1,885,756
Tokyu	104,000	1,846,493
Tokyu Fudosan Holdings	142,400	788,072
Toppan Printing	44,500	676,679
Toray Industries	289,900	2,202,507
Toshiba	106,600	3,323,229
Tosoh	52,000	733,457
TOTO	29,400	1,164,307
Toyo Seikan Group Holdings	27,500	546,777
Toyo Suisan Kaisha	13,900	572,943
Toyoda Gosei	10,900	213,022
Toyota Industries	25,500	1,406,393
Toyota Motor	436,500	27,090,858
Toyota Tsusho	41,700	1,266,713
Trend Micro	25,100	1,121,566
Tsuruha Holdings	6,500	602,832
Unicharm	82,600	2,490,270
United Urban Investment	599	1,004,010
USS	37,900	748,715
Welcia Holdings	9,000	367,192
West Japan Railway	33,400	2,703,245
Yahoo Japan	542,400	1,595,494
Yakult Honsha	21,300	1,257,099
Yamada Denki	105,800	468,237
Yamaha	28,600	1,361,286
Yamaha Motor	57,700	1,028,438
Yamato Holdings	59,100	1,204,666
Yamazaki Baking	28,900	437,566
Yaskawa Electric	42,200	1,443,113
Yokogawa Electric	50,700	997,909
Yokohama Rubber	16,000	294,589
ZOZO	40,400	758,185
		634,795,203

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Netherlands–4.26%
ABN AMRO Group CVA	76,594	$ 1,638,919
†Adyen	1,980	1,527,343
Aegon	349,776	1,737,493
Akzo Nobel	41,575	3,906,813
ASML Holding	81,496	16,958,489
EXOR	18,655	1,306,941
Heineken	50,409	5,618,204
Heineken Holding	20,941	2,193,471
ING Groep	749,310	8,679,812
Koninklijke Ahold Delhaize	233,492	5,241,823
Koninklijke DSM	34,702	4,281,685
Koninklijke KPN	692,779	2,127,383
Koninklijke Philips	174,669	7,593,895
Koninklijke Vopak	11,600	534,188
NN Group	64,178	2,579,884
NXP Semiconductors	56,620	5,526,678
Randstad	20,765	1,139,641
Royal Dutch Shell Class B	715,291	23,437,707
Unilever CVA	279,055	16,954,861
Wolters Kluwer	51,821	3,770,045
		116,755,275
New Zealand–0.24%
†a2 Milk	140,003	1,383,940
Auckland International Airport	185,414	1,227,489
Fisher & Paykel Healthcare	110,969	1,154,356
Fletcher Building	139,134	453,366
Meridian Energy	215,758	689,391
Ryman Healthcare	58,695	463,565
Spark New Zealand	403,509	1,085,591
		6,457,698
Norway–0.65%
Aker BP	20,676	596,321
DNB	189,878	3,538,117
Equinor	191,765	3,804,113
Gjensidige Forsikring	32,572	656,493
Marine Harvest	85,935	2,010,785
Norsk Hydro	274,794	984,241
Orkla	168,001	1,490,996
Schibsted Class B	15,002	391,122
Telenor	135,548	2,879,879
Yara International	31,230	1,517,175
		17,869,242
Portugal–0.15%
Energias de Portugal	486,724	1,849,765
Galp Energia	103,089	1,585,433
Jeronimo Martins	41,950	676,198
		4,111,396
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Singapore–1.34%
Ascendas Real Estate Investment Trust	514,387	$ 1,186,933
CapitaLand	533,300	1,392,567
CapitaLand Commercial Trust	572,156	918,140
CapitaLand Mall Trust	545,400	1,060,676
City Developments	90,100	631,144
ComfortDelGro	363,000	713,873
Dairy Farm International Holdings	64,700	462,468
DBS Group Holdings	343,195	6,592,794
Genting Singapore	1,017,800	692,466
Goldenri-Resources	1,199,480	257,520
Jardine Cycle & Carriage	22,288	597,259
Keppel	252,115	1,242,269
Oversea-Chinese Banking	643,489	5,427,958
SATS	113,200	436,764
Sembcorp Industries	151,000	269,139
Singapore Airlines	91,000	623,564
Singapore Exchange	135,000	790,901
Singapore Press Holdings	341,200	615,434
Singapore Technologies Engineering	338,800	1,037,670
Singapore Telecommunications	1,630,000	4,218,954
Suntec Real Estate Investment Trust	451,000	647,005
United Overseas Bank	241,285	4,664,552
UOL Group	77,051	430,414
Venture	52,300	631,454
Wilmar International	432,400	1,183,671
		36,725,589
South Africa–0.21%
Anglo American (London Stock Exchange)	201,612	5,759,733
		5,759,733
Spain–2.92%
ACS Actividades de Construccion y Servicios	46,326	1,853,456
Aena SME	13,671	2,709,632
Amadeus IT Group	83,847	6,644,496
Banco Bilbao Vizcaya Argentaria	1,296,765	7,232,940
Banco de Sabadell	1,084,927	1,124,560
Banco Santander	3,140,707	14,556,084
Bankia	208,766	493,104
Bankinter	120,397	829,901
CaixaBank	719,255	2,062,829
†Cellnex Telecom	37,179	1,375,380
Enagas	49,153	1,311,725
Endesa	65,741	1,690,895
Ferrovial	90,831	2,325,147

LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Spain (continued)
Grifols	61,295	$ 1,813,933
Iberdrola	1,123,559	11,186,353
Industria de Diseno Textil	207,489	6,242,779
Mapfre	181,469	530,674
Naturgy Energy Group	62,979	1,735,627
Red Electrica	88,653	1,846,475
Repsol	261,631	4,105,734
†Siemens Gamesa Renewable Energy	42,189	701,217
Telefonica	905,403	7,445,401
		79,818,342
Sweden–2.53%
Alfa Laval	61,046	1,334,010
ArcelorMittal	124,542	2,227,803
Assa Abloy Class B	188,347	4,249,614
Atlas Copco Class A	132,458	4,244,701
Atlas Copco Class B	78,670	2,261,796
†Boliden	56,006	1,435,093
Electrolux Class B	49,478	1,268,296
†Epiroc Class A	124,955	1,301,947
Epiroc Class B	78,670	780,363
Essity Class B	121,674	3,743,108
Hennes & Mauritz Class B	153,812	2,732,642
Hexagon Class B	47,815	2,658,687
Husqvarna Class B	76,246	714,010
ICA Gruppen	14,943	642,381
Industrivarden Class C	25,640	568,923
Investor Class B	84,536	4,065,252
Kinnevik Class B	48,587	1,264,707
L E Lundbergforetagen Class B	12,752	477,912
Lundin Petroleum	31,520	982,059
Millicom International Cellular SDR	11,134	626,749
Nokian Renkaat	19,229	600,529
Sandvik	211,291	3,882,695
Securitas Class B	53,264	934,917
Skandinaviska Enskilda Banken Class A	304,068	2,815,338
Skanska Class B	66,792	1,206,862
SKF Class B	67,025	1,233,886
Svenska Handelsbanken Class A	304,811	3,008,085
Swedbank Class A	183,848	2,767,709
Swedish Match	31,779	1,343,560
Tele2 Class B	94,913	1,386,223
Telefonaktiebolaget LM Ericsson Class B	582,385	5,527,838
Telia	526,440	2,333,875
Volvo Class B	284,371	4,518,564
		69,140,134
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Switzerland–9.10%
ABB	358,411	$ 7,185,482
Adecco Group	32,946	1,979,967
†Alcon	84,315	5,206,421
Baloise Holding	8,688	1,538,705
Barry Callebaut	344	690,423
Chocoladefabriken Lindt & Spruengli	217	1,579,374
Chocoladefabriken Lindt & Spruengli Class R	21	1,708,052
Cie Financiere Richemont	100,136	8,509,208
Clariant	32,362	658,405
Credit Suisse Group	489,172	5,854,983
Dufry	7,390	626,249
EMS-Chemie Holding	1,378	894,527
Geberit	7,433	3,474,379
Givaudan	1,739	4,911,858
Julius Baer Group	45,310	2,018,745
Kuehne + Nagel International Class R	11,035	1,639,105
LafargeHolcim	97,041	4,744,967
†Lonza Group	14,001	4,726,637
Nestle	586,926	60,759,878
Novartis	417,398	38,104,994
Pargesa Holding Bearer Shares	8,576	661,427
Partners Group Holding	3,523	2,770,555
Roche Holding	134,512	37,823,112
Schindler Holding	10,886	2,411,736
SGS	1,039	2,648,265
Sika	23,849	4,074,426
Sonova Holding	10,736	2,443,498
Straumann Holding Class R	1,842	1,627,736
Swatch Group	6,259	1,794,222
Swatch Group (Swiss Exchange)	12,067	653,936
Swiss Life Holding	6,604	3,274,171
†Swiss Prime Site	16,468	1,438,242
Swiss Re	58,119	5,905,902
Swisscom	5,241	2,632,501
Temenos	11,525	2,063,595
†UBS Group (New York Shares)	741,828	8,816,800
Vifor Pharma	8,627	1,246,930
Zurich Insurance Group	29,130	10,135,766
		249,235,179
United Kingdom–15.39%
3i Group	197,413	2,792,985
Admiral Group	35,605	998,402
Antofagasta	66,393	784,242
Ashtead Group	90,054	2,580,167
Associated British Foods	71,759	2,246,436
AstraZeneca	241,545	19,746,703

LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom (continued)
Auto Trader Group	168,540	$ 1,173,842
Aviva	730,005	3,866,510
BAE Systems	596,261	3,747,429
Barclays	3,281,284	6,241,162
Barratt Developments	208,017	1,513,737
Berkeley Group Holdings	22,114	1,048,058
BHP Group	406,359	10,392,369
BP	3,938,046	27,435,423
British American Tobacco	367,200	12,821,118
British American Tobacco ADR	78,459	2,735,865
British Land	192,836	1,319,776
BT Group	1,584,453	3,961,657
Bunzl	68,569	1,809,262
Burberry Group	75,187	1,782,095
Carnival (London Stock Exchange)	32,423	1,426,883
Centrica	1,041,992	1,161,575
†Coca-Cola European Partners	44,629	2,484,097
†Coca-Cola HBC	38,089	1,438,815
Compass Group	302,014	7,239,806
Croda International	22,817	1,484,162
DCC	18,319	1,634,262
Diageo	463,073	19,930,770
Direct Line Insurance Group	242,254	1,021,167
easyJet	26,750	323,875
Evraz	96,720	818,961
Experian	170,234	5,156,311
Fiat Chrysler Automobiles	214,521	2,977,215
Fresnillo	36,441	403,322
G4S	261,232	691,124
GlaxoSmithKline	946,245	18,967,316
†Glencore	2,124,621	7,353,147
GVC Holdings	103,717	859,753
Halma	72,686	1,866,766
Hargreaves Lansdown	54,465	1,330,754
HSBC Holdings (London Shares)	3,856,838	32,190,170
Imperial Brands	182,165	4,274,529
Informa	239,337	2,538,133
InterContinental Hotels Group PLC	35,178	2,313,652
Intertek Group	32,884	2,298,920
Investec	139,504	906,864
ITV	712,834	977,613
J Sainsbury	333,823	829,549
John Wood Group	132,407	762,396
Johnson Matthey	38,061	1,609,126
Kingfisher	436,260	1,189,105
Land Securities Group	151,148	1,601,068
Legal & General Group	1,127,791	3,863,824
Lloyds Banking Group	13,589,086	9,759,934
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom (continued)
London Stock Exchange Group	59,003	$ 4,111,588
Marks & Spencer Group	404,468	1,081,433
Meggitt	130,524	869,604
Melrose Industries	909,169	2,089,960
Merlin Entertainments	119,494	683,046
†Micro Focus International	65,601	1,725,305
Micro Focus International Sponsored ADR	1	26
Mondi	75,020	1,707,466
National Grid	651,315	6,926,643
Next	27,365	1,916,285
NMC Health	19,900	608,855
†Ocado Group	87,028	1,290,100
Pearson	161,264	1,677,797
Persimmon	63,027	1,601,197
Prudential	499,565	10,905,987
Reckitt Benckiser Group	135,458	10,695,040
RELX (London Stock Exchange)	378,101	9,170,626
Rentokil Initial	354,071	1,787,592
Rio Tinto	218,248	13,508,033
Rolls-Royce Holdings	314,841	3,363,425
Royal Bank of Scotland Group	917,324	2,558,515
Royal Dutch Shell Class A	847,617	27,664,151
RSA Insurance Group	210,221	1,540,616
Sage Group	210,171	2,143,446
Schroders	23,299	903,846
Segro	218,961	2,032,944
Severn Trent	41,713	1,085,154
Smith & Nephew	161,795	3,513,315
Smiths Group	81,390	1,619,345
Spirax-Sarco Engineering	14,094	1,645,336
SSE	189,302	2,698,184
St James's Place	92,031	1,284,976
Standard Chartered	536,300	4,865,236
Standard Lifeerdeen	472,946	1,769,553
Taylor Wimpey	674,538	1,353,561
Tesco	1,884,946	5,433,678
TUI	77,915	765,015
Unilever	212,320	13,179,816
United Utilities Group	133,977	1,333,591
Vodafone Group	5,112,567	8,379,811
Weir Group	46,598	916,878
Whitbread	37,636	2,214,413
Wm Morrison Supermarkets	392,650	1,005,051
WPP	232,374	2,927,088
		421,235,729
United States–0.11%
Ferguson	43,422	3,091,209

LVIP SSGA International Index Fund–13

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United States (continued)
International Flavors & Fragrances	1	$ 82
		3,091,291
Total Common Stock (Cost $2,154,065,527)		2,666,348,012
PREFERRED STOCKS–0.51%
Germany–0.51%
Bayerische Motoren Werke 6.05%	10,228	633,741
FUCHS PETROLUB 2.75%	12,670	497,428
Henkel & Co. 2.05%	33,111	3,238,896
Porsche Automobil Holding 3.72%	30,053	1,946,967
Sartorius	6,807	1,396,009
Volkswagen 3.21%	36,092	6,079,252
Total Preferred Stocks (Cost $12,385,989)		13,792,293
	Number of Shares	Value (U.S. $)
RIGHTS–0.01%
Spain–0.01%
†ACS Actividades de Construccion y Servicios expiration date 7/11/19	46,326	$ 72,694
†Repsol expiration date 7/9/19	261,631	145,121
Total Rights (Cost $224,707)		217,815

MONEY MARKET FUND–1.32%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.31%)	36,163,366	36,163,366
Total Money Market Fund (Cost $36,163,366)		36,163,366

TOTAL INVESTMENTS–99.24% (Cost $2,202,839,589)	2,716,521,486
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.76%	20,901,217
NET ASSETS APPLICABLE TO 289,184,940 SHARES OUTSTANDING–100.00%	$2,737,422,703
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($2,436,628,289 / 257,384,996 Shares)	$9.467
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($300,794,414 / 31,799,944 Shares)	$9.459
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$2,386,324,374
Distributable earnings/(accumulated loss)	351,098,329
TOTAL NET ASSETS	$2,737,422,703

= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
† Non-income producing.
□ Securities listed and traded on the Hong Kong Stock Exchange.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
★ Includes $2,794,499 cash collateral held at broker for futures contracts, $298,130 variation margin due from broker on futures contracts, $1,531,368 payable for fund share redeemed, $442,576 other accrued expenses payable and $768,193 due to manager and affiliates as of June 30, 2019.
LVIP SSGA International Index Fund–14

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
621	E-mini MSCI EAFE Index	$59,718,465	$58,292,953	9/20/19	$1,425,512	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
RSP–Risparmio Italian Savings Shares
SDR–Swedish Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–15

LVIP SSGA International Index Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 66,461,880
Interest	172,232
Foreign Taxes Withheld	(6,154,669)
60,479,443
EXPENSES:
Management fees	5,294,156
Index fees	398,838
Shareholder servicing fees	383,826
Distribution fees-Service Class	368,720
Accounting and administration expenses	232,959
Reports and statements to shareholders	66,178
Professional fees	61,385
Custodian fees	53,698
Trustees’ fees and expenses	38,553
Pricing fees	36,403
Interest expense	9,332
Consulting fees	1,569
Other	19,465
6,965,082
Less:
Management fees waived	(1,548,751)
Total operating expenses	5,416,331
NET INVESTMENT INCOME	55,063,112
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(10,239,867)
Foreign currencies	293,105
Futures contracts	3,261,429
Net realized loss	(6,685,333)
Net change in unrealized appreciation (depreciation) of:
Investments	294,594,806
Foreign currencies	37,655
Futures contracts	2,268,793
Net change in unrealized appreciation (depreciation)	296,901,254
NET REALIZED AND UNREALIZED GAIN	290,215,921
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$345,279,033
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 55,063,112	$ 75,423,230
Net realized loss	(6,685,333)	(8,856,665)
Net change in unrealized appreciation (depreciation)	296,901,254	(455,366,168)
Net increase (decrease) in net assets resulting from operations	345,279,033	(388,799,603)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(65,877,055)
Service Class	—	(7,525,095)
	—	(73,402,150)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	124,980,035	256,108,851
Service Class	10,721,225	50,013,807
Reinvestment of dividends and distributions:
Standard Class	—	65,877,055
Service Class	—	7,525,095
	135,701,260	379,524,808
Cost of shares redeemed:
Standard Class	(214,194,596)	(364,140,986)
Service Class	(26,608,230)	(41,023,300)
	(240,802,826)	(405,164,286)
Decrease in net assets derived from capital share transactions	(105,101,566)	(25,639,478)
NET INCREASE (DECREASE) IN NET ASSETS	240,177,467	(487,841,231)
NET ASSETS:
Beginning of period	2,497,245,236	2,985,086,467
End of period	$2,737,422,703	$2,497,245,236
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–16

LVIP SSGA International Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 8.305	$ 9.906	$ 8.152	$ 8.326	$ 8.657	$ 9.458
Income (loss) from investment operations:
Net investment income[2]	0.188	0.262	0.231	0.238	0.222	0.300
Net realized and unrealized gain (loss)	0.974	(1.609)	1.775	(0.154)	(0.329)	(0.849)
Total from investment operations	1.162	(1.347)	2.006	0.084	(0.107)	(0.549)
Less dividends and distributions from:
Net investment income	—	(0.254)	(0.252)	(0.258)	(0.224)	(0.252)
Total dividends and distributions	—	(0.254)	(0.252)	(0.258)	(0.224)	(0.252)
Net asset value, end of period	$ 9.467	$ 8.305	$ 9.906	$ 8.152	$ 8.326	$ 8.657
Total return[3]	14.01%	(13.70%)	24.69%	1.02%	(1.22%)	(5.84%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,436,628	$2,218,690	$2,671,016	$2,049,699	$2,173,659	$1,861,073
Ratio of expenses to average net assets	0.38%	0.39%	0.40%	0.41%	0.41%	0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.50%	0.51%	0.50%	0.49%	0.48%	0.48%
Ratio of net investment income to average net assets	4.19%	2.71%	2.49%	2.94%	2.48%	3.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.07%	2.59%	2.39%	2.86%	2.41%	3.13%
Portfolio turnover	1%	5%	8%	18%	1%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–17

LVIP SSGA International Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 8.309	$ 9.908	$ 8.155	$ 8.330	$ 8.660	$ 9.460
Income (loss) from investment operations:
Net investment income[2]	0.177	0.237	0.207	0.218	0.200	0.276
Net realized and unrealized gain (loss)	0.973	(1.605)	1.775	(0.155)	(0.329)	(0.847)
Total from investment operations	1.150	(1.368)	1.982	0.063	(0.129)	(0.571)
Less dividends and distributions from:
Net investment income	—	(0.231)	(0.229)	(0.238)	(0.201)	(0.229)
Total dividends and distributions	—	(0.231)	(0.229)	(0.238)	(0.201)	(0.229)
Net asset value, end of period	$ 9.459	$ 8.309	$ 9.908	$ 8.155	$ 8.330	$ 8.660
Total return[3]	13.87%	(13.92%)	24.38%	0.76%	(1.46%)	(6.08%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$300,794	$ 278,555	$314,070	$272,002	$270,652	$288,408
Ratio of expenses to average net assets	0.63%	0.64%	0.65%	0.66%	0.66%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.76%	0.75%	0.74%	0.73%	0.73%
Ratio of net investment income to average net assets	3.94%	2.46%	2.24%	2.69%	2.23%	2.93%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.82%	2.34%	2.14%	2.61%	2.16%	2.88%
Portfolio turnover	1%	5%	8%	18%	1%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund–18

LVIP SSGA International Index Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA International Index Fund–19

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.087% on the first $1 billion of the Fund’s average daily net assets and 0.135% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.40% of the average daily net assets for the Standard Class and 0.65% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2019 no expense reimbursements were subject to recoupment.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$75,673
Legal	15,590
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA International Index Fund–20

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $19,430 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$622,855
Distribution fees payable to LFD	60,797
Printing and mailing fees payable to Lincoln Life	20,697
Shareholder servicing fees payable to Lincoln Life	63,844
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 38,704,240
Sales	101,892,651
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,202,839,589
Aggregate unrealized appreciation of investments and derivatives	$ 685,939,736
Aggregate unrealized depreciation of investments and derivatives	(170,832,327)
Net unrealized appreciation of investments and derivatives	$ 515,107,409
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA International Index Fund–21

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$ —	$ 193,005,124	$—	$ 193,005,124
Austria	—	6,358,280	—	6,358,280
Belgium	—	26,374,010	—	26,374,010
China	768,490	532,835	—	1,301,325
Denmark	2,926,114	42,943,565	—	45,869,679
Finland	1,234,852	28,618,147	—	29,852,999
France	20,050,867	283,593,390	—	303,644,257
Germany	4,487,944	217,712,468	—	222,200,412
Hong Kong	2,439,795	102,292,131	—	104,731,926
Ireland	8,037,106	7,385,374	—	15,422,480
Israel	5,280,552	9,754,090	—	15,034,642
Italy	—	57,558,067	—	57,558,067
Japan	—	634,795,203	—	634,795,203
Netherlands	5,526,678	111,228,597	—	116,755,275
New Zealand	—	6,457,698	—	6,457,698
Norway	391,122	17,478,120	—	17,869,242
Portugal	—	4,111,396	—	4,111,396
Singapore	—	36,725,589	—	36,725,589
South Africa	—	5,759,733	—	5,759,733
Spain	—	79,818,342	—	79,818,342
Sweden	642,381	68,497,753	—	69,140,134
Switzerland	8,493,847	240,741,332	—	249,235,179
United Kingdom	5,219,988	416,015,741	—	421,235,729
United States	—	3,091,291	—	3,091,291
Preferred Stocks	—	13,792,293	—	13,792,293
Rights	—	217,815	—	217,815
Money Market Fund	36,163,366	—	—	36,163,366
Total Investments	$101,663,102	$2,614,858,384	$—	$2,716,521,486
Derivatives:

Assets:
Futures Contract	$1,425,512	$—	$—	$1,425,512
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	14,030,794	27,324,511
Service Class	1,187,440	5,215,231
Shares reinvested:
Standard Class	—	7,621,913
Service Class	—	869,448
	15,218,234	41,031,103
Shares redeemed:
Standard Class	(23,790,908)	(37,438,960)
Service Class	(2,914,003)	(4,255,874)
	(26,704,911)	(41,694,834)
Net decrease	(11,486,677)	(663,731)
LVIP SSGA International Index Fund–22

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.   No foreign currency exchange contracts were outstanding at June 30, 2019.
During the six months ended June 30, 2019, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$1,425,512	Receivables and other assets net of liabilities	$—
LVIP SSGA International Index Fund–23

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,261,429	$2,268,793
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$34,508,872	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2019, the Fund had no assets and liabilities subject to offsetting provisions.
6. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP SSGA International Index Fund–24

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Index Fund–25

LVIP SSGA International Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA International Managed Volatility Fund

LVIP SSGA International Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,114.80	0.25%	$1.31
Service Class Shares	1,000.00	1,113.50	0.50%	2.62
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	95.08%
Investment Company	95.08%
International Equity Fund	95.08%
Unaffiliated Investments	4.66%
Equity Investment	0.01%
Common Stock	0.01%
Investment Company	4.65%
Money Market Fund	4.65%
Total Investments	99.74%
Receivables and Other Assets Net of Liabilities	0.26%
Total Net Assets	100.00%
LVIP SSGA International Managed Volatility Fund–2

LVIP SSGA International Managed Volatility Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.08%
INVESTMENT COMPANY–95.08%
International Equity Fund–95.08%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	39,620,068	$ 375,083,187
Total Affiliated Investment (Cost $325,005,001)		375,083,187

UNAFFILIATED INVESTMENTS–4.66%
EQUITY INVESTMENT–0.01%
Common Stock–0.01%
China Merchants Shekou Industrial Zone Holdings	19,861	60,532
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANY–4.65%
Money Market Fund–4.65%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	18,331,605	$ 18,331,605
Total Unaffiliated Investments (Cost $18,383,965)		18,392,137

TOTAL INVESTMENTS–99.74% (Cost $343,388,966)	393,475,324
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	1,012,307
NET ASSETS APPLICABLE TO 41,378,164 SHARES OUTSTANDING–100.00%	$394,487,631

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
57	British Pound	$4,541,831	$4,537,805	9/16/19	$ 4,026	$—
54	Euro	7,726,388	7,676,938	9/16/19	49,450	—
49	Japanese Yen	5,715,238	5,685,985	9/16/19	29,253	—
					82,729	—
Equity Contracts:
5	E-mini MSCI Emerging Markets Index	263,350	254,057	9/20/19	9,293	—
213	Euro STOXX 50 Index	8,394,733	8,158,724	9/20/19	236,009	—
50	FTSE 100 Index	4,679,128	4,615,383	9/20/19	63,745	—
29	Nikkei 225 Index (OSE)	5,718,499	5,671,749	9/12/19	46,749	—
					355,796	—
Total Futures Contracts					$438,525	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–3

LVIP SSGA International Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Affiliated investments, at value	$375,083,187
Unaffiliated investments, at value	18,392,137
Cash collateral held at broker for futures contracts	1,300,188
Receivable for securities sold	115,575
Variation margin due from broker on futures contracts	106,545
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	43,384
Dividends and interest receivable	34,819
Receivable for fund shares sold	16,324
Prepaid expenses	660
TOTAL ASSETS	395,092,819
LIABILITIES:
Payable for fund shares redeemed	266,317
Due to manager and affiliates	175,573
Due to custodian	115,741
Other accrued expenses payable	47,557
TOTAL LIABILITIES	605,188
TOTAL NET ASSETS	$394,487,631
Affiliated investments, at cost	$325,005,001
Unaffiliated investments, at cost	18,383,965
Standard Class:
Net Assets	$ 21,038,571
Shares Outstanding	2,205,892
Net Asset Value Per Share	$ 9.537
Service Class:
Net Assets	$373,449,060
Shares Outstanding	39,172,272
Net Asset Value Per Share	$ 9.534
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$350,248,813
Distributable earnings/(accumulated loss)	44,238,818
TOTAL NET ASSETS	$394,487,631
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–4

LVIP SSGA International Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 186,423
EXPENSES:
Management fees	1,128,270
Distribution fees-Service Class	458,820
Shareholder servicing fees	56,130
Accounting and administration expenses	45,618
Interest expense	45,223
Reports and statements to shareholders	27,158
Professional fees	15,448
Custodian fees	10,160
Trustees’ fees and expenses	5,708
Consulting fees	1,939
Pricing fees	171
Other	2,522
1,797,167
Less:
Management fees waived	(683,102)
Expenses reimbursed	(126,143)
Total operating expenses	987,922
NET INVESTMENT LOSS	(801,499)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	238,818
Sale of unaffiliated investments	6
Futures contracts	(3,995,941)
Net realized loss	(3,757,117)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	48,280,941
Unaffiliated investments	10,240
Foreign currencies	28,723
Futures contracts	(1,927,576)
Net change in unrealized appreciation (depreciation)	46,392,328
NET REALIZED AND UNREALIZED GAIN	42,635,211
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,833,712
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (801,499)	$ 8,823,512
Net realized gain (loss)	(3,757,117)	1,876,982
Net change in unrealized appreciation (depreciation)	46,392,328	(63,624,035)
Net increase (decrease) in net assets resulting from operations	41,833,712	(52,923,541)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(478,744)
Service Class	—	(8,007,368)
	—	(8,486,112)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	740,400	2,807,020
Service Class	6,353,387	39,645,037
Reinvestment of dividends and distributions:
Standard Class	—	478,744
Service Class	—	8,007,368
	7,093,787	50,938,169
Cost of shares redeemed:
Standard Class	(875,335)	(2,510,519)
Service Class	(29,147,748)	(40,108,056)
	(30,023,083)	(42,618,575)
Increase (decrease) in net assets derived from capital share transactions	(22,929,296)	8,319,594
NET INCREASE (DECREASE) IN NET ASSETS	18,904,416	(53,090,059)
NET ASSETS:
Beginning of period	375,583,215	428,673,274
End of period	$394,487,631	$375,583,215
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–5

LVIP SSGA International Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended				1/2/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 8.555	$ 9.996	$ 8.217	$ 8.611	$ 9.123	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.007)	0.230	0.213	0.218	0.328	0.334
Net realized and unrealized gain (loss)	0.989	(1.450)	1.781	(0.529)	(0.645)	(0.989)
Total from investment operations	0.982	(1.220)	1.994	(0.311)	(0.317)	(0.655)
Less dividends and distributions from:
Net investment income	—	(0.221)	(0.215)	(0.083)	(0.194)	(0.222)
Return of capital	—	—	—	—	(0.001)	—
Total dividends and distributions	—	(0.221)	(0.215)	(0.083)	(0.195)	(0.222)
Net asset value, end of period	$ 9.537	$ 8.555	$ 9.996	$ 8.217	$ 8.611	$ 9.123
Total return[5]	11.48%	(12.20%)	24.27%	(3.60%)	(3.50%)	(6.57%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 21,039	$ 18,999	$ 21,319	$ 17,459	$ 9	$ 9
Ratio of expenses to average net assets[6]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.67%	0.83%	0.82%	0.84%	0.92%	1.26%
Ratio of net investment income (loss) to average net assets	(0.15%) [7]	2.36%	2.28%	2.64%	3.52%	3.27%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.57%) [7]	1.78%	1.71%	2.05%	2.85%	2.26%
Portfolio turnover	1%	6%	8%	10%	7%	46%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–6

LVIP SSGA International Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended				1/2/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16 [3]	12/31/15
Net asset value, beginning of period	$ 8.562	$ 10.001	$ 8.223	$ 8.613	$ 9.125	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.018)	0.205	0.189	0.197	0.301	0.302
Net realized and unrealized gain (loss)	0.990	(1.447)	1.781	(0.526)	(0.641)	(0.981)
Total from investment operations	0.972	(1.242)	1.970	(0.329)	(0.340)	(0.679)
Less dividends and distributions from:
Net investment income	—	(0.197)	(0.192)	(0.061)	(0.171)	(0.196)
Return of capital	—	—	—	—	(0.001)	—
Total dividends and distributions	—	(0.197)	(0.192)	(0.061)	(0.172)	(0.196)
Net asset value, end of period	$ 9.534	$ 8.562	$ 10.001	$ 8.223	$ 8.613	$ 9.125
Total return[5]	11.35%	(12.42%)	23.95%	(3.81%)	(3.76%)	(6.80%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$373,449	$ 356,584	$407,354	$359,937	$ 84,579	$ 16,584
Ratio of expenses to average net assets[6]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.92%	1.08%	1.07%	1.09%	1.17%	1.51%
Ratio of net investment income (loss) to average net assets	(0.40%) [7]	2.11%	2.03%	2.39%	3.27%	3.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.82%) [7]	1.53%	1.46%	1.80%	2.60%	2.01%
Portfolio turnover	1%	6%	8%	10%	7%	46%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund–7

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA International Index Fund, which is subadvised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
LVIP SSGA International Managed Volatility Fund–8

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2019, LIAC receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2019, the management fee and waiver amounts were 0.76% and 0.53%, respectively, of the Fund’s average daily net assets.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of the Fund’s average daily net assets for the Standard Class and 0.50% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 59,770	$ 59,770
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$11,127
Legal	2,292
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17,101 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP SSGA International Managed Volatility Fund–9

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$43,384
Management fees payable to LIAC	73,163
Distribution fees payable to LFD	75,305
Printing and mailing fees payable to Lincoln Life	17,880
Shareholder servicing fees payable to Lincoln Life	9,225
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.08%
International Equity Fund-95.08%
✧✧LVIP SSGA International Index Fund	$354,068,181	$2,510,761	$30,015,514	$238,818	$48,280,941	$375,083,187	39,620,068	$—	$—

✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 2,510,761
Sales	30,015,514
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$343,388,966
Aggregate unrealized appreciation of investments and derivatives	$ 50,524,883
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 50,524,883
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA International Managed Volatility Fund–10

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$375,083,187	$ —	$—	$375,083,187
Unaffiliated Investments
Common Stock	—	60,532	—	60,532
Money Market Fund	18,331,605	—	—	18,331,605
Total Investments	$393,414,792	$60,532	$—	$393,475,324
Derivatives:
Assets:
Futures Contracts	$ 438,525	$ —	$—	$ 438,525
There were no Level 3 investments at the beginning or end of the period.   These differences are primarily due to wash sales and mark-to-market of futures contracts.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	80,887	286,475
Service Class	697,648	4,074,222
Shares reinvested:
Standard Class	—	55,949
Service Class	—	934,293
	778,535	5,350,939
Shares redeemed:
Standard Class	(95,822)	(254,420)
Service Class	(3,173,276)	(4,092,914)
	(3,269,098)	(4,347,334)
Net increase (decrease)	(2,490,563)	1,003,605
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP SSGA International Managed Volatility Fund–11

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)	Variation margin due from broker on futures contracts	$355,796	Variation margin due from broker on futures contracts	$—
Futures contracts (Currency contracts)	Variation margin due from broker on futures contracts	82,729	Variation margin due from broker on futures contracts	—
Total		$438,525		$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,871,713)	$(3,749,974)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,124,228)	1,822,398
Total		$(3,995,941)	$(1,927,576)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$20,838,067	$59,413,874
6. Market Risk
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP SSGA International Managed Volatility Fund–12

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Managed Volatility Fund–13

LVIP SSGA Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA Large Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,114.30	0.25%	$1.31
Service Class Shares	1,000.00	1,112.70	0.50%	2.62
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Affiliated Investment	95.04%
Investment Company	95.04%
Equity Fund	95.04%
Unaffiliated Investment	4.76%
Investment Company	4.76%
Money Market Fund	4.76%
Total Investments	99.80%
Receivables and Other Assets Net of Liabilities	0.20%
Total Net Assets	100.00%
LVIP SSGA Large Cap Managed Volatility Fund–2

LVIP SSGA Large Cap Managed Volatility Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.04%
INVESTMENT COMPANY–95.04%
Equity Fund–95.04%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	30,879,297	$ 617,802,100
Total Affiliated Investment (Cost $494,959,112)		617,802,100
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.76%
INVESTMENT COMPANY–4.76%
Money Market Fund–4.76%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	30,943,364	$ 30,943,364
Total Unaffiliated Investment (Cost $30,943,364)		30,943,364

TOTAL INVESTMENTS–99.80% (Cost $525,902,476)	648,745,464
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	1,332,072
NET ASSETS APPLICABLE TO 45,486,025 SHARES OUTSTANDING–100.00%	$650,077,536

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
202	E-mini S&P 500 Index	$29,736,420	$29,240,466	9/20/19	$495,954	$—

[1]	See Note 5 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–3

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Affiliated investment, at value	$617,802,100
Unaffiliated investment, at value	30,943,364
Cash collateral held at broker for futures contracts	1,272,600
Receivable for fund shares sold	198,454
Variation margin due from broker on futures contracts	134,323
Dividends and interest receivable	58,705
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	35,285
Prepaid expenses	932
TOTAL ASSETS	650,445,763
LIABILITIES:
Due to manager and affiliates	277,927
Other accrued expenses payable	35,194
Payable for securities purchased	28,573
Payable for fund shares redeemed	26,533
TOTAL LIABILITIES	368,227
TOTAL NET ASSETS	$650,077,536
Affiliated investment, at cost	$494,959,112
Unaffiliated investment, at cost	30,943,364
Standard Class:
Net Assets	$ 15,737
Shares Outstanding	1,099
Net Asset Value Per Share	$ 14.320
Service Class:
Net Assets	$650,061,799
Shares Outstanding	45,484,926
Net Asset Value Per Share	$ 14.292
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$560,595,879
Distributable earnings/(accumulated loss)	89,481,657
TOTAL NET ASSETS	$650,077,536
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–4

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investment	$ 271,528
Interest	36,113
307,641
EXPENSES:
Management fees	1,580,659
Distribution fees-Service Class	740,170
Shareholder servicing fees	85,864
Accounting and administration expenses	49,725
Reports and statements to shareholders	25,216
Professional fees	15,473
Trustees’ fees and expenses	8,433
Consulting fees	2,025
Custodian fees	1,232
Pricing fees	72
Other	2,891
2,511,760
Less:
Management fees waived	(899,672)
Expenses reimbursed	(131,715)
Total operating expenses	1,480,373
NET INVESTMENT LOSS	(1,172,732)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investment	(1,584,068)
Sale of unaffiliated investment	25
Futures contracts	(26,662,870)
Net realized loss	(28,246,913)
Net change in unrealized appreciation (depreciation) of:
Affiliated investment	94,640,654
Futures contracts	(2,271,945)
Net change in unrealized appreciation (depreciation)	92,368,709
NET REALIZED AND UNREALIZED GAIN	64,121,796
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 62,949,064
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,172,732)	$ 7,791,766
Net realized gain (loss)	(28,246,913)	7,148,205
Net change in unrealized appreciation (depreciation)	92,368,709	(44,530,584)
Net increase (decrease) in net assets resulting from operations	62,949,064	(29,590,613)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(563)
Service Class	—	(11,239,075)
	—	(11,239,638)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	74,249	—
Service Class	76,024,017	202,078,779
Reinvestment of dividends and distributions:
Standard Class	—	563
Service Class	—	11,239,075
	76,098,266	213,318,417
Cost of shares redeemed:
Standard Class	(76,690)	(40,698)
Service Class	(23,032,226)	(42,528,433)
	(23,108,916)	(42,569,131)
Increase in net assets derived from capital share transactions	52,989,350	170,749,286
NET INCREASE IN NET ASSETS	115,938,414	129,919,035
NET ASSETS:
Beginning of period	534,139,122	404,220,087
End of period	$650,077,536	$534,139,122
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–5

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 12.851	$ 13.798	$ 11.584	$ 10.890	$ 11.676	$ 11.194
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.009)	0.260	0.223	0.217	0.221	0.287
Net realized and unrealized gain (loss)	1.478	(0.895)	2.221	0.677	(0.822)	0.442
Total from investment operations	1.469	(0.635)	2.444	0.894	(0.601)	0.729
Less dividends and distributions from:
Net investment income	—	(0.230)	(0.230)	(0.200)	(0.185)	(0.247)
Net realized gain	—	(0.082)	—	—	—	—
Total dividends and distributions	—	(0.312)	(0.230)	(0.200)	(0.185)	(0.247)
Net asset value, end of period	$ 14.320	$ 12.851	$ 13.798	$ 11.584	$ 10.890	$ 11.676
Total return[4]	11.43%	(4.66%)	21.09%	8.20%	(5.16%)	6.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 16	$ 14	$ 53	$ 46	$ 43	$ 13
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.60%	0.76%	0.76%	0.77%	0.79%	0.83%
Ratio of net investment income (loss) to average net assets	(0.15%) [6]	1.85%	1.75%	1.95%	1.96%	2.54%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.50%) [6]	1.34%	1.24%	1.43%	1.42%	1.96%
Portfolio turnover	5%	4%	5%	6%	12%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–6

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 12.844	$ 13.792	$ 11.582	$ 10.890	$ 11.675	$ 11.193
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)	0.224	0.192	0.189	0.195	0.265
Net realized and unrealized gain (loss)	1.475	(0.890)	2.217	0.675	(0.824)	0.435
Total from investment operations	1.448	(0.666)	2.409	0.864	(0.629)	0.700
Less dividends and distributions from:
Net investment income	—	(0.200)	(0.199)	(0.172)	(0.156)	(0.218)
Net realized gain	—	(0.082)	—	—	—	—
Total dividends and distributions	—	(0.282)	(0.199)	(0.172)	(0.156)	(0.218)
Net asset value, end of period	$ 14.292	$ 12.844	$ 13.792	$ 11.582	$ 10.890	$ 11.675
Total return[4]	11.27%	(4.88%)	20.79%	7.93%	(5.39%)	6.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$650,062	$534,125	$404,167	$287,777	$187,128	$106,260
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.85%	1.01%	1.01%	1.02%	1.04%	1.08%
Ratio of net investment income (loss) to average net assets	(0.40%) [6]	1.60%	1.50%	1.70%	1.71%	2.29%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.75%) [6]	1.09%	0.99%	1.18%	1.17%	1.71%
Portfolio turnover	5%	4%	5%	6%	12%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–7

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in stocks that make up the S&P 500 Index and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2019, LIAC receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2019, the management
LVIP SSGA Large Cap Managed Volatility Fund–8

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
fee and waiver amounts were 0.70% and 0.47%, respectively, of the Fund’s average daily net assets.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of the Fund’s average daily net assets for the Standard Class and 0.50% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 54,829	$ 54,829
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$16,638
Legal	3,426
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,338 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$ 35,285
Management fees payable to LIAC	119,751
Distribution fees payable to LFD	130,161
Printing and mailing fees payable to Lincoln Life	12,916
Shareholder servicing fees payable to Lincoln Life	15,099
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP SSGA Large Cap Managed Volatility Fund–9

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.04%@
Equity Fund-95.04%@
✧✧LVIP SSGA S&P 500 Index Fund	$498,538,781	$54,113,361	$27,906,628	$(1,584,068)	$94,640,654	$617,802,100	30,879,297	$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$54,113,361
Sales	27,906,628
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$525,902,476
Aggregate unrealized appreciation of investments and derivatives	$123,338,942
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$123,338,942
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Large Cap Managed Volatility Fund–10

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$617,802,100	$—	$—	$617,802,100
Unaffiliated Investment Company	30,943,364	—	—	30,943,364
Total Investments	$648,745,464	$—	$—	$648,745,464
Derivatives:
Assets:
Futures Contract	$ 495,954	$—	$—	$ 495,954
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	5,610	—
Service Class	5,572,714	14,461,462
Shares reinvested:
Standard Class	—	40
Service Class	—	848,478
	5,578,324	15,309,980
Shares redeemed:
Standard Class	(5,610)	(2,783)
Service Class	(1,674,065)	(3,028,147)
	(1,679,675)	(3,030,930)
Net increase	3,898,649	12,279,050
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
LVIP SSGA Large Cap Managed Volatility Fund–11

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$495,954	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(26,662,870)	$(2,271,945)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$16,568,473	$103,124,001
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Large Cap Managed Volatility Fund–12

LVIP SSGA Mid-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Mid-Cap Index Fund

LVIP SSGA Mid-Cap Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Mid-Cap Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,177.80	0.35%	$1.89
Service Class Shares	1,000.00	1,176.40	0.60%	3.24
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.10	0.35%	$1.76
Service Class Shares	1,000.00	1,021.80	0.60%	3.01

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.09%
Aerospace & Defense	1.10%
Air Freight & Logistics	0.30%
Airlines	0.32%
Auto Components	1.05%
Automobiles	0.18%
Banks	7.03%
Beverages	0.19%
Biotechnology	0.70%
Building Products	0.96%
Capital Markets	2.58%
Chemicals	2.66%
Commercial Services & Supplies	1.36%
Communications Equipment	1.13%
Construction & Engineering	1.47%
Construction Materials	0.24%
Consumer Finance	0.55%
Containers & Packaging	1.16%
Distributors	0.43%
Diversified Consumer Services	0.97%
Electric Utilities	1.53%
Electrical Equipment	1.32%
Electronic Equipment, Instruments & Components	4.09%
Energy Equipment & Services	0.92%
Entertainment	0.93%
Equity Real Estate Investment Trusts	9.60%
Food & Staples Retailing	0.46%
Food Products	1.60%
Gas Utilities	1.84%
Health Care Equipment & Supplies	3.80%
Health Care Providers & Services	2.26%
Health Care Technology	0.43%
Hotels, Restaurants & Leisure	4.19%
Household Durables	1.59%
Household Products	0.14%
Industrial Conglomerates	0.46%
Insurance	5.20%
Interactive Media & Services	0.21%
IT Services	3.12%
Leisure Products	0.75%
Life Sciences Tools & Services	1.73%
Machinery	5.08%
Marine	0.24%
Media	1.17%
Metals & Mining	1.91%
Multiline Retail	0.33%
Security Type/Sector	Percentage of Net Assets
Multi-Utilities	0.74%
Oil, Gas & Consumable Fuels	2.15%
Paper & Forest Products	0.35%
Personal Products	0.24%
Pharmaceuticals	0.59%
Professional Services	0.78%
Real Estate Management & Development	0.37%
Road & Rail	1.74%
Semiconductors & Semiconductor Equipment	3.54%
Software	3.40%
Specialty Retail	1.88%
Technology Hardware, Storage & Peripherals	0.21%
Textiles, Apparel & Luxury Goods	0.79%
Thrifts & Mortgage Finance	0.61%
Trading Companies & Distributors	0.75%
Water Utilities	0.51%
Wireless Telecommunication Services	0.16%
Money Market Fund	1.64%
Total Investments	99.73%
Receivables and Other Assets Net of Liabilities	0.27%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
IDEX	0.75%
STERIS	0.72%
Leidos Holdings	0.67%
Domino's Pizza	0.66%
NVR	0.65%
Trimble	0.65%
Zebra Technologies Class A	0.65%
FactSet Research Systems	0.63%
Camden Property Trust	0.58%
Teledyne Technologies	0.57%
Total	6.53%

IT–Information Technology

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.09%
Aerospace & Defense–1.10%
†Axon Enterprise	31,800	$ 2,041,878
Curtiss-Wright	22,962	2,919,159
†Teledyne Technologies	19,502	5,341,013
		10,302,050
Air Freight & Logistics–0.30%
†XPO Logistics	49,496	2,861,364
		2,861,364
Airlines–0.32%
†JetBlue Airways	164,440	3,040,496
		3,040,496
Auto Components–1.05%
Adient	47,147	1,144,258
Dana	77,232	1,540,006
Delphi Technologies	46,549	930,980
Gentex	139,030	3,421,528
Goodyear Tire & Rubber	124,802	1,909,471
†Visteon	15,397	901,956
		9,848,199
Automobiles–0.18%
Thor Industries	28,271	1,652,440
		1,652,440
Banks–7.03%
Associated Banc-Corp	88,325	1,867,191
BancorpSouth Bank	49,563	1,439,310
Bank of Hawaii	22,155	1,836,871
Bank OZK	64,945	1,954,195
Cathay General Bancorp	41,352	1,484,950
Chemical Financial	38,694	1,590,710
Commerce Bancshares	52,942	3,158,520
Cullen/Frost Bankers	33,786	3,164,397
East West Bancorp	78,531	3,672,895
First Financial Bankshares	72,843	2,242,836
First Horizon National	170,837	2,550,596
FNB	174,335	2,051,923
Fulton Financial	89,535	1,465,688
Hancock Whitney	46,055	1,844,963
Home BancShares	83,619	1,610,502
International Bancshares	28,787	1,085,558
PacWest Bancorp	64,846	2,517,970
Pinnacle Financial Partners	39,140	2,249,767
Prosperity Bancshares	35,621	2,352,767
Signature Bank	29,543	3,569,976
Sterling Bancorp	114,199	2,430,155
Synovus Financial	85,385	2,988,475
TCF Financial	88,762	1,845,362
†Texas Capital Bancshares	27,017	1,658,033
Trustmark	34,352	1,142,204
UMB Financial	23,753	1,563,423
Umpqua Holdings	118,400	1,964,256
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
United Bankshares	54,846	$ 2,034,238
Valley National Bancorp	178,430	1,923,475
Webster Financial	49,546	2,366,813
Wintrust Financial	30,346	2,220,113
		65,848,132
Beverages–0.19%
†Boston Beer Class A	4,686	1,770,183
		1,770,183
Biotechnology–0.70%
†Exelixis	162,774	3,478,480
†Ligand Pharmaceuticals Class B	11,013	1,257,134
†United Therapeutics	23,492	1,833,786
		6,569,400
Building Products–0.96%
Lennox International	19,225	5,286,875
†Resideo Technologies	66,442	1,456,409
†Trex	31,619	2,267,082
		9,010,366
Capital Markets–2.58%
Eaton Vance	61,820	2,666,296
Evercore Class A	22,031	1,951,286
FactSet Research Systems	20,575	5,895,972
Federated Investors Class B	51,492	1,673,490
Interactive Brokers Group Class A	40,327	2,185,723
Janus Henderson Group	88,674	1,897,624
Legg Mason	45,992	1,760,574
SEI Investments	69,217	3,883,074
Stifel Financial	38,602	2,279,834
		24,193,873
Chemicals–2.66%
Ashland Global Holdings	33,606	2,687,472
Cabot	32,036	1,528,438
Chemours	89,736	2,153,664
†Ingevity	22,356	2,351,180
Minerals Technologies	19,001	1,016,743
NewMarket	4,687	1,879,206
Olin	88,593	1,941,073
PolyOne	41,902	1,315,304
RPM International	70,566	4,312,288
Scotts Miracle-Gro Class A	21,117	2,080,024
Sensient Technologies	22,747	1,671,450
Valvoline	101,117	1,974,815
		24,911,657
Commercial Services & Supplies–1.36%
Brink's	26,664	2,164,583
†Clean Harbors	27,318	1,942,310
LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Deluxe	23,711	$ 964,089
Healthcare Services Group	40,171	1,217,985
Herman Miller	31,833	1,422,935
HNI	23,063	815,969
MSA Safety	18,840	1,985,548
†Stericycle	45,792	2,186,568
		12,699,987
Communications Equipment–1.13%
†Ciena	77,175	3,174,208
InterDigital	17,232	1,109,741
†Lumentum Holdings	40,908	2,184,896
†NetScout Systems	37,847	960,935
Plantronics	17,919	663,720
†ViaSat	30,506	2,465,495
		10,558,995
Construction & Engineering–1.47%
†AECOM	84,855	3,211,762
†Dycom Industries	16,591	976,712
EMCOR Group	30,057	2,648,022
Fluor	74,955	2,525,234
Granite Construction	25,403	1,223,916
†MasTec	33,399	1,721,050
Valmont Industries	11,811	1,497,753
		13,804,449
Construction Materials–0.24%
Eagle Materials	24,647	2,284,777
		2,284,777
Consumer Finance–0.55%
†Green Dot Class A	25,900	1,266,510
Navient	114,633	1,564,740
SLM	234,515	2,279,486
		5,110,736
Containers & Packaging–1.16%
AptarGroup	34,035	4,231,912
Greif Class A	13,736	447,107
Owens-Illinois	83,709	1,445,654
Silgan Holdings	42,205	1,291,473
Sonoco Products	53,576	3,500,656
		10,916,802
Distributors–0.43%
Pool	21,316	4,071,356
		4,071,356
Diversified Consumer Services–0.97%
†Adtalem Global Education	31,100	1,401,055
Graham Holdings Class B	2,342	1,616,050
Service Corp. International	98,269	4,597,024
†Sotheby's	17,922	1,041,806
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Weight Watchers International	20,688	$ 395,141
		9,051,076
Electric Utilities–1.53%
ALLETE	27,660	2,301,589
Hawaiian Electric Industries	58,471	2,546,412
IDACORP	27,033	2,714,924
OGE Energy	107,932	4,593,586
PNM Resources	42,783	2,178,082
		14,334,593
Electrical Equipment–1.32%
Acuity Brands	21,403	2,951,688
EnerSys	23,224	1,590,844
Hubbell	29,276	3,817,590
nVent Electric	86,630	2,147,558
Regal Beloit	23,001	1,879,412
		12,387,092
Electronic Equipment, Instruments & Components–4.09%
†Arrow Electronics	45,553	3,246,562
Avnet	58,202	2,634,805
Belden	21,406	1,275,155
Cognex	92,377	4,432,249
†Coherent	13,087	1,784,674
Jabil	75,644	2,390,350
Littelfuse	13,266	2,346,888
National Instruments	60,344	2,533,845
SYNNEX	22,287	2,193,041
†Tech Data	20,055	2,097,753
†Trimble	135,537	6,114,074
Vishay Intertechnology	71,790	1,185,971
†Zebra Technologies Class A	29,062	6,088,198
		38,323,565
Energy Equipment & Services–0.92%
†Apergy	41,896	1,405,192
Core Laboratories	24,008	1,255,138
Ensco Rowan Class A	103,447	882,403
†McDermott International	95,116	918,821
†Oceaneering International	53,682	1,094,576
Patterson-UTI Energy	115,120	1,325,031
†Transocean	272,294	1,745,404
		8,626,565
Entertainment–0.93%
Cinemark Holdings	57,204	2,065,064
†Live Nation Entertainment	75,014	4,969,678
World Wrestling Entertainment Class A	23,472	1,694,913
		8,729,655

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts–9.60%
Alexander & Baldwin	35,654	$ 823,607
American Campus Communities	73,481	3,391,883
Brixmor Property Group	160,226	2,864,841
Camden Property Trust	52,070	5,435,587
CoreCivic	64,223	1,333,270
CoreSite Realty	19,711	2,270,116
Corporate Office Properties Trust	60,319	1,590,612
Cousins Properties	77,653	2,808,727
CyrusOne	60,752	3,506,606
Douglas Emmett	86,708	3,454,447
EastGroup Properties	19,590	2,272,048
EPR Properties	40,774	3,041,333
First Industrial Realty Trust	67,956	2,496,703
GEO Group	65,635	1,378,991
Healthcare Realty Trust	69,488	2,176,364
Highwoods Properties	55,589	2,295,826
Hospitality Properties Trust	88,318	2,207,950
JBG SMITH Properties	65,149	2,562,962
Kilroy Realty	54,119	3,994,523
Lamar Advertising Class A	46,161	3,725,654
Liberty Property Trust	79,316	3,968,973
Life Storage	25,031	2,379,948
Mack-Cali Realty	48,962	1,140,325
Medical Properties Trust	211,912	3,695,745
National Retail Properties	87,705	4,649,242
Omega Healthcare Investors	115,180	4,232,865
Pebblebrook Hotel Trust	70,128	1,976,207
PotlatchDeltic	35,786	1,394,938
PS Business Parks	10,737	1,809,507
Rayonier	69,563	2,107,759
Sabra Health Care REIT	95,836	1,887,011
Senior Housing Properties Trust	129,019	1,066,987
Tanger Factory Outlet Centers	49,330	799,639
Taubman Centers	33,104	1,351,636
Uniti Group	99,495	945,203
Urban Edge Properties	65,277	1,131,250
Weingarten Realty Investors	64,289	1,762,804
		89,932,089
Food & Staples Retailing–0.46%
Casey's General Stores	19,647	3,064,736
†Sprouts Farmers Market	66,826	1,262,343
		4,327,079
Food Products–1.60%
Flowers Foods	98,525	2,292,677
†Hain Celestial Group	47,102	1,031,534
Ingredion	35,767	2,950,420
Lancaster Colony	10,506	1,561,191
†Post Holdings	35,763	3,718,279
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Sanderson Farms	10,492	$ 1,432,787
Tootsie Roll Industries	9,890	365,238
†TreeHouse Foods	30,111	1,629,005
		14,981,131
Gas Utilities–1.84%
National Fuel Gas	46,308	2,442,747
New Jersey Resources	47,663	2,372,188
ONE Gas	28,218	2,548,085
Southwest Gas Holdings	28,492	2,553,453
Spire	27,242	2,286,149
UGI	93,850	5,012,528
		17,215,150
Health Care Equipment & Supplies–3.80%
†Avanos Medical	25,101	1,094,655
Cantel Medical	19,532	1,575,060
†Globus Medical Class A	40,948	1,732,100
†Haemonetics	27,367	3,293,345
Hill-Rom Holdings	35,743	3,739,433
†ICU Medical	8,920	2,247,037
†Inogen	9,847	657,386
†Integra LifeSciences Holdings	38,019	2,123,361
†LivaNova	26,159	1,882,402
†Masimo	26,430	3,933,312
†NuVasive	27,766	1,625,422
†STERIS	45,507	6,775,082
West Pharmaceutical Services	39,754	4,975,213
		35,653,808
Health Care Providers & Services–2.26%
†Acadia Healthcare	47,577	1,662,816
†Amedisys	15,657	1,900,916
Chemed	8,566	3,090,956
†Covetrus	52,032	1,272,703
Encompass Health	52,961	3,355,609
†HealthEquity	29,170	1,907,718
†MEDNAX	46,286	1,167,796
†Molina Healthcare	33,765	4,833,122
Patterson	44,914	1,028,531
†Tenet Healthcare	45,393	937,819
		21,157,986
Health Care Technology–0.43%
†Allscripts Healthcare Solutions	89,011	1,035,198
†Medidata Solutions	33,406	3,023,577
		4,058,775
Hotels, Restaurants & Leisure–4.19%
Boyd Gaming	43,336	1,167,472
Brinker International	20,380	801,953

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Caesars Entertainment	315,614	$ 3,730,557
Cheesecake Factory	21,909	957,861
Churchill Downs	19,042	2,191,163
Cracker Barrel Old Country Store	12,912	2,204,466
Domino's Pizza	22,182	6,172,807
Dunkin' Brands Group	44,315	3,530,133
†Eldorado Resorts	34,969	1,611,022
International Speedway Class A	12,548	563,280
Jack in the Box	14,047	1,143,285
Marriott Vacations Worldwide	21,133	2,037,221
Papa John's International	11,919	533,018
†Penn National Gaming	57,818	1,113,575
†Scientific Games Class A	28,954	573,868
Six Flags Entertainment	38,560	1,915,661
Texas Roadhouse	35,821	1,922,513
Wendy's	97,737	1,913,690
Wyndham Destinations	50,740	2,227,486
Wyndham Hotels & Resorts	52,517	2,927,298
		39,238,329
Household Durables–1.59%
†Helen of Troy	13,492	1,761,920
KB Home	45,597	1,173,211
†NVR	1,821	6,137,225
†Tempur Sealy International	24,679	1,810,698
Toll Brothers	72,001	2,636,677
†TRI Pointe Group	74,769	894,985
Tupperware Brands	25,689	488,862
		14,903,578
Household Products–0.14%
Energizer Holdings	34,215	1,322,068
		1,322,068
Industrial Conglomerates–0.46%
Carlisle	30,701	4,310,727
		4,310,727
Insurance–5.20%
†Alleghany	7,750	5,278,602
American Financial Group	38,225	3,916,916
†Brighthouse Financial	62,643	2,298,372
Brown & Brown	126,241	4,229,073
CNO Financial Group	84,740	1,413,463
First American Financial	60,490	3,248,313
†Genworth Financial Class A	273,154	1,013,401
Hanover Insurance Group	21,772	2,793,348
Kemper	33,564	2,896,238
Mercury General	14,357	897,313
Old Republic International	152,616	3,415,546
Primerica	22,850	2,740,857
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Reinsurance Group of America	33,655	$ 5,251,190
RenaissanceRe Holdings	23,724	4,223,109
WR Berkley	77,472	5,107,729
		48,723,470
Interactive Media & Services–0.21%
†Cars.com	32,260	636,167
†Yelp	38,301	1,309,128
		1,945,295
IT Services–3.12%
†CACI International Class A	13,341	2,729,435
†CoreLogic	43,474	1,818,517
KBR	75,803	1,890,527
Leidos Holdings	78,289	6,251,377
†LiveRamp Holdings	36,669	1,777,713
MAXIMUS	34,243	2,483,987
Perspecta	75,679	1,771,645
Sabre	147,723	3,279,451
Science Applications International	27,333	2,365,945
†WEX	23,300	4,848,730
		29,217,327
Leisure Products–0.75%
Brunswick	46,750	2,145,358
†Mattel	185,500	2,079,455
Polaris Industries	30,753	2,805,596
		7,030,409
Life Sciences Tools & Services–1.73%
†Bio-Rad Laboratories Class A	10,801	3,376,285
Bio-Techne	20,442	4,261,952
†Charles River Laboratories International	26,163	3,712,530
†PRA Health Sciences	31,641	3,137,205
†Syneos Health	32,990	1,685,459
		16,173,431
Machinery–5.08%
AGCO	34,502	2,676,320
†Colfax	51,165	1,434,155
Crane	27,285	2,276,660
Donaldson	68,585	3,488,233
Graco	89,792	4,505,763
IDEX	40,595	6,988,022
ITT	46,894	3,070,619
Kennametal	44,594	1,649,532
Lincoln Electric Holdings	33,933	2,793,365
Nordson	27,662	3,908,917
Oshkosh	37,581	3,137,638
Terex	33,920	1,065,088
Timken	36,662	1,882,227

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Toro	57,396	$ 3,839,793
Trinity Industries	70,064	1,453,828
Woodward	29,963	3,390,613
		47,560,773
Marine–0.24%
†Kirby	28,932	2,285,628
		2,285,628
Media–1.17%
†AMC Networks Class A	24,086	1,312,446
Cable One	2,661	3,116,004
John Wiley & Sons Class A	23,829	1,092,798
Meredith	21,733	1,196,619
New York Times Class A	76,220	2,486,296
TEGNA	115,983	1,757,143
		10,961,306
Metals & Mining–1.91%
†Allegheny Technologies	67,895	1,710,954
Carpenter Technology	25,071	1,202,907
Commercial Metals	63,943	1,141,382
Compass Minerals International	17,854	981,077
Reliance Steel & Aluminum	35,980	3,404,428
Royal Gold	35,138	3,601,294
Steel Dynamics	118,916	3,591,263
United States Steel	93,326	1,428,821
Worthington Industries	20,599	829,316
		17,891,442
Multiline Retail–0.33%
Dillard's Class A	9,724	605,611
†Ollie's Bargain Outlet Holdings	28,070	2,445,177
		3,050,788
Multi-Utilities–0.74%
Black Hills	28,998	2,266,774
MDU Resources Group	106,928	2,758,742
NorthWestern	27,049	1,951,585
		6,977,101
Oil, Gas & Consumable Fuels–2.15%
†Callon Petroleum	119,798	789,469
†Chesapeake Energy	567,295	1,106,225
†CNX Resources	103,160	754,100
EQT	136,758	2,162,144
Equitrans Midstream	109,255	2,153,416
†Matador Resources	56,351	1,120,258
Murphy Oil	87,372	2,153,720
†Oasis Petroleum	142,722	810,661
PBF Energy Class A	64,444	2,017,097
†QEP Resources	129,389	935,482
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Range Resources	108,768	$ 759,201
SM Energy	54,332	680,237
†Southwestern Energy	294,136	929,470
World Fuel Services	36,464	1,311,245
†WPX Energy	212,226	2,442,721
		20,125,446
Paper & Forest Products–0.35%
Domtar	33,859	1,507,741
Louisiana-Pacific	66,394	1,740,851
		3,248,592
Personal Products–0.24%
†Edgewell Personal Care	28,388	765,057
Nu Skin Enterprises Class A	30,006	1,479,896
		2,244,953
Pharmaceuticals–0.59%
†Catalent	78,085	4,232,988
†Mallinckrodt	43,840	402,451
†Prestige Consumer Healthcare	27,321	865,529
		5,500,968
Professional Services–0.78%
†ASGN	28,448	1,723,949
Insperity	20,001	2,442,922
ManpowerGroup	32,395	3,129,357
		7,296,228
Real Estate Management & Development–0.37%
Jones Lang LaSalle	24,470	3,442,684
		3,442,684
Road & Rail–1.74%
†Avis Budget Group	34,416	1,210,067
†Genesee & Wyoming Class A	30,197	3,019,700
Knight-Swift Transportation Holdings	66,919	2,197,620
Landstar System	21,545	2,326,644
Old Dominion Freight Line	34,787	5,192,308
Ryder System	28,577	1,666,039
Werner Enterprises	22,626	703,216
		16,315,594
Semiconductors & Semiconductor Equipment–3.54%
†Cirrus Logic	31,013	1,355,268
†Cree	56,568	3,177,990
Cypress Semiconductor	197,224	4,386,262
†First Solar	40,540	2,662,667
MKS Instruments	29,110	2,267,378
Monolithic Power Systems	21,188	2,876,907
†Semtech	35,977	1,728,695
†Silicon Laboratories	23,137	2,392,366

LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Synaptics	18,917	$ 551,241
Teradyne	93,066	4,458,792
Universal Display	22,735	4,275,544
Versum Materials	58,531	3,019,029
		33,152,139
Software–3.40%
†ACI Worldwide	59,194	2,032,722
Blackbaud	26,594	2,220,599
CDK Global	66,890	3,307,042
†CommVault Systems	20,843	1,034,230
†Fair Isaac	15,578	4,891,804
j2 Global	24,879	2,211,494
LogMeIn	27,314	2,012,496
†Manhattan Associates	34,910	2,420,310
†PTC	55,807	5,009,236
†Teradata	62,985	2,258,012
†Tyler Technologies	20,522	4,433,162
		31,831,107
Specialty Retail–1.88%
Aaron's	36,414	2,236,184
American Eagle Outfitters	88,165	1,489,989
†AutoNation	30,267	1,269,398
Bed Bath & Beyond	71,602	832,015
Dick's Sporting Goods	38,653	1,338,553
†Five Below	30,196	3,624,124
†Michaels	46,120	401,244
†Murphy USA	16,202	1,361,454
†Sally Beauty Holdings	63,126	842,101
Signet Jewelers	27,532	492,272
†Urban Outfitters	39,855	906,701
Williams-Sonoma	43,022	2,796,430
		17,590,465
Technology Hardware, Storage & Peripherals–0.21%
†NCR	63,903	1,987,383
		1,987,383
Textiles, Apparel & Luxury Goods–0.79%
Carter's	24,448	2,384,658
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Deckers Outdoor	15,638	$ 2,751,819
†Skechers U.S.A. Class A	71,683	2,257,297
		7,393,774
Thrifts & Mortgage Finance–0.61%
†LendingTree	4,003	1,681,380
New York Community Bancorp	250,818	2,503,164
Washington Federal	43,656	1,524,904
		5,709,448
Trading Companies & Distributors–0.75%
GATX	19,317	1,531,645
MSC Industrial Direct Class A	24,349	1,808,157
†NOW	57,097	842,752
Watsco	17,242	2,819,584
		7,002,138
Water Utilities–0.51%
Aqua America	115,882	4,794,038
		4,794,038
Wireless Telecommunication Services–0.16%
Telephone & Data Systems	50,663	1,540,155
		1,540,155
Total Common Stock (Cost $765,321,118)		919,000,610

MONEY MARKET FUND–1.64%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	15,358,028	15,358,028
Total Money Market Fund (Cost $15,358,028)		15,358,028

TOTAL INVESTMENTS–99.73% (Cost $780,679,146)	934,358,638
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	2,560,510
NET ASSETS APPLICABLE TO 74,273,054 SHARES OUTSTANDING–100.00%	$936,919,148
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND STANDARD CLASS ($848,646,148 / 67,262,209 Shares)	$12.617
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND SERVICE CLASS ($88,273,000 / 7,010,845 Shares)	$12.591
LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$675,303,316
Distributable earnings/(accumulated loss)	261,615,832
TOTAL NET ASSETS	$936,919,148

† Non-income producing.
★ Includes $782,000 cash collateral held at broker for futures contracts, $209,711 variation margin due from broker on futures contracts, $5,579,515 payable for securities purchased, $268,994 payable for fund share redeemed, $89,264 other accrued expenses payable and $240,009 due to manager and affiliates as of June 30, 2019.

The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
92	E-mini S&P MidCap 400 Index	$17,940,000	$17,539,024	9/20/19	$400,976	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–9

LVIP SSGA Mid-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 7,720,516
Interest	4,315
Foreign Taxes Withheld	(3,763)
7,721,068
EXPENSES:
Management fees	1,178,326
Shareholder servicing fees	126,561
Distribution fees-Service Class	98,428
Accounting and administration expenses	83,218
Index fees	77,210
Reports and statements to shareholders	20,070
Professional fees	18,780
Trustees’ fees and expenses	12,397
Custodian fees	3,993
Pricing fees	2,873
Consulting fees	1,046
Other	13,040
1,635,942
Less:
Management fees waived	(8,728)
Total operating expenses	1,627,214
NET INVESTMENT INCOME	6,093,854
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	11,671,194
Futures contracts	1,355,636
Net realized gain	13,026,830
Net change in unrealized appreciation (depreciation) of:
Investments	116,581,910
Futures contracts	1,209,511
Net change in unrealized appreciation (depreciation)	117,791,421
NET REALIZED AND UNREALIZED GAIN	130,818,251
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,912,105
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,093,854	$ 10,879,204
Net realized gain	13,026,830	100,595,798
Net change in unrealized appreciation (depreciation)	117,791,421	(198,620,099)
Net increase (decrease) in net assets resulting from operations	136,912,105	(87,145,097)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(59,373,512)
Service Class	—	(4,929,771)
	—	(64,303,283)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	94,407,006	110,427,777
Service Class	19,230,860	51,261,616
Reinvestment of dividends and distributions:
Standard Class	—	59,373,512
Service Class	—	4,929,771
	113,637,866	225,992,676
Cost of shares redeemed:
Standard Class	(69,810,945)	(399,987,568)
Service Class	(8,675,887)	(11,286,620)
	(78,486,832)	(411,274,188)
Increase (decrease) in net assets derived from capital share transactions	35,151,034	(185,281,512)
NET INCREASE (DECREASE) IN NET ASSETS	172,063,139	(336,729,892)
NET ASSETS:
Beginning of period	764,856,009	1,101,585,901
End of period	$936,919,148	$ 764,856,009
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–10

LVIP SSGA Mid-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended				9/2/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 10.712	$ 13.055	$ 11.488	$ 9.682	$ 10.107	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.085	0.157	0.136	0.132	0.123	0.043
Net realized and unrealized gain (loss)	1.820	(1.494)	1.677	1.836	(0.371)	0.091
Total from investment operations	1.905	(1.337)	1.813	1.968	(0.248)	0.134
Less dividends and distributions from:
Net investment income	—	(0.176)	(0.169)	(0.156)	(0.092)	(0.027)
Net realized gain	—	(0.830)	(0.077)	(0.006)	(0.085)	—
Total dividends and distributions	—	(1.006)	(0.246)	(0.162)	(0.177)	(0.027)
Net asset value, end of period	$ 12.617	$ 10.712	$ 13.055	$ 11.488	$ 9.682	$ 10.107
Total return[4]	17.78%	(11.37%)	15.86%	20.31%	(2.48%)	(1.35%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$848,646	$ 699,126	$1,066,315	$1,010,352	$1,121,323	$693,664
Ratio of expenses to average net assets	0.35%	0.36%	0.34%	0.33%	0.32%	0.33%
Ratio of net investment income to average net assets	1.42%	1.20%	1.11%	1.28%	1.20%	1.33%
Portfolio turnover	8%	28%	21%	23%	20%	4%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–11

LVIP SSGA Mid-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended				9/2/14 [1] to12/31/14
		12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$ 10.703	$ 13.053	$ 11.485	$ 9.683	$ 10.106	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.070	0.123	0.107	0.107	0.098	0.035
Net realized and unrealized gain (loss)	1.818	(1.490)	1.675	1.831	(0.370)	0.090
Total from investment operations	1.888	(1.367)	1.782	1.938	(0.272)	0.125
Less dividends and distributions from:
Net investment income	—	(0.153)	(0.137)	(0.130)	(0.066)	(0.019)
Net realized gain	—	(0.830)	(0.077)	(0.006)	(0.085)	—
Total dividends and distributions	—	(0.983)	(0.214)	(0.136)	(0.151)	(0.019)
Net asset value, end of period	$ 12.591	$ 10.703	$ 13.053	$ 11.485	$ 9.683	$ 10.106
Total return[4]	17.64%	(11.59%)	15.58%	20.01%	(2.72%)	1.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 88,273	$ 65,730	$ 35,271	$ 12	$ 10	$ 10
Ratio of expenses to average net assets	0.60%	0.61%	0.59%	0.58%	0.57%	0.58%
Ratio of net investment income to average net assets	1.17%	0.95%	0.86%	1.03%	0.95%	1.08%
Portfolio turnover	8%	28%	21%	23%	20%	4%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund–12

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Mid-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and
LVIP SSGA Mid-Cap Index Fund–13

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.27% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $ of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$24,589
Legal	5,064
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,653 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$199,928
Distribution fees payable to LFD	17,457
Printing and mailing fees payable to Lincoln Life	990
Shareholder servicing fees payable to Lincoln Life	21,634
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$112,641,932
Sales	71,927,072
LVIP SSGA Mid-Cap Index Fund–14

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$780,679,146
Aggregate unrealized appreciation of investments and derivatives	$214,934,659
Aggregate unrealized depreciation of investments and derivatives	(60,854,191)
Net unrealized appreciation of investments and derivatives	$154,080,468
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$919,000,610	$—	$—	$919,000,610
Money Market Fund	15,358,028	—	—	15,358,028
Total Investments	$934,358,638	$—	$—	$934,358,638
Derivatives:

Assets:
Futures Contract	$400,976	$—	$—	$400,976
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Mid-Cap Index Fund–15

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	7,784,994	8,856,363
Service Class	1,579,442	3,923,184
Shares reinvested:
Standard Class	—	4,672,903
Service Class	—	388,900
	9,364,436	17,841,350
Shares redeemed:
Standard Class	(5,789,436)	(29,939,369)
Service Class	(709,881)	(872,969)
	(6,499,317)	(30,812,338)
Net increase (decrease)	2,865,119	(12,970,988)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to facilitate investments in portfolio securities, to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$400,976	Receivables and other assets net of liabilities	$—
LVIP SSGA Mid-Cap Index Fund–16

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,355,636	$1,209,511
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$17,143,149	$—
6. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Mid-Cap Index Fund–17

LVIP SSGA S&P 500 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA S&P 500 Index Fund

LVIP SSGA S&P 500 Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA S&P 500 Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,184.00	0.23%	$1.25
Service Class Shares	1,000.00	1,182.50	0.48%	2.60
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.70	0.23%	$1.15
Service Class Shares	1,000.00	1,022.40	0.48%	2.41

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	99.05%
Aerospace & Defense	2.57%
Air Freight & Logistics	0.55%
Airlines	0.41%
Auto Components	0.12%
Automobiles	0.39%
Banks	5.45%
Beverages	1.85%
Biotechnology	2.16%
Building Products	0.29%
Capital Markets	2.69%
Chemicals	2.00%
Commercial Services & Supplies	0.42%
Communications Equipment	1.19%
Construction & Engineering	0.06%
Construction Materials	0.13%
Consumer Finance	0.71%
Containers & Packaging	0.38%
Distributors	0.10%
Diversified Consumer Services	0.02%
Diversified Financial Services	1.70%
Diversified Telecommunication Services	1.99%
Electric Utilities	1.98%
Electrical Equipment	0.47%
Electronic Equipment, Instruments & Components	0.47%
Energy Equipment & Services	0.45%
Entertainment	2.00%
Equity Real Estate Investment Trusts	2.95%
Food & Staples Retailing	1.48%
Food Products	1.13%
Gas Utilities	0.05%
Health Care Equipment & Supplies	3.49%
Health Care Providers & Services	2.66%
Health Care Technology	0.10%
Hotels, Restaurants & Leisure	1.91%
Household Durables	0.31%
Household Products	1.70%
Independent Power and Renewable Electricity Producers	0.08%
Industrial Conglomerates	1.44%
Insurance	2.48%
Interactive Media & Services	4.66%
Internet & Direct Marketing Retail	3.70%
IT Services	5.27%
Leisure Products	0.05%
Life Sciences Tools & Services	1.08%
Security Type/Sector	Percentage of Net Assets
Machinery	1.57%
Media	1.43%
Metals & Mining	0.27%
Multiline Retail	0.50%
Multi-Utilities	1.07%
Oil, Gas & Consumable Fuels	4.54%
Personal Products	0.18%
Pharmaceuticals	4.55%
Professional Services	0.32%
Real Estate Management & Development	0.07%
Road & Rail	1.02%
Semiconductors & Semiconductor Equipment	3.71%
Software	6.71%
Specialty Retail	2.29%
Technology Hardware, Storage & Peripherals	3.91%
Textiles, Apparel & Luxury Goods	0.72%
Tobacco	0.85%
Trading Companies & Distributors	0.17%
Water Utilities	0.08%
Money Market Fund	0.89%
Short-Term Investments	0.07%
Total Investments	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	4.16%
Apple	3.51%
Amazon.com	3.18%
Alphabet Class A & Class C	2.66%
Facebook Class A	1.88%
Berkshire Hathaway Class B	1.67%
Johnson & Johnson	1.50%
JPMorgan Chase & Co.	1.47%
Exxon Mobil	1.31%
Visa Class A	1.23%
Total	22.57%

IT–Information Technology

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.05%
Aerospace & Defense–2.57%
Arconic	136,660	$ 3,528,561
Boeing	172,789	62,896,924
General Dynamics	89,180	16,214,708
Huntington Ingalls Industries	14,400	3,236,256
L3 Technologies	25,576	6,270,468
L3Harris Technologies	38,758	7,330,300
Lockheed Martin	81,402	29,592,883
Northrop Grumman	55,933	18,072,512
Raytheon	93,601	16,275,342
Textron	78,822	4,180,719
†TransDigm Group	16,000	7,740,800
United Technologies	266,361	34,680,202
		210,019,675
Air Freight & Logistics–0.55%
CH Robinson Worldwide	44,027	3,713,677
Expeditors International of Washington	57,676	4,375,301
FedEx	79,703	13,086,436
United Parcel Service Class B	228,424	23,589,347
		44,764,761
Airlines–0.41%
Alaska Air Group	39,500	2,524,445
American Airlines Group	134,800	4,395,828
Delta Air Lines	205,100	11,639,425
Southwest Airlines	164,481	8,352,345
†United Continental Holdings	75,200	6,583,760
		33,495,803
Auto Components–0.12%
Aptiv	86,624	7,001,818
BorgWarner	69,198	2,904,932
		9,906,750
Automobiles–0.39%
Ford Motor	1,284,502	13,140,456
General Motors	431,506	16,625,926
Harley-Davidson	57,393	2,056,391
		31,822,773
Banks–5.45%
Bank of America	2,927,401	84,894,629
BB&T	253,326	12,445,906
Citigroup	765,962	53,640,319
Citizens Financial Group	151,300	5,349,968
Comerica	53,152	3,860,961
Fifth Third Bancorp	258,267	7,205,649
First Republic Bank	55,400	5,409,810
Huntington Bancshares	350,920	4,849,714
JPMorgan Chase & Co.	1,073,660	120,035,188
KeyCorp	334,794	5,942,594
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
M&T Bank	45,785	$ 7,786,655
People's United Financial	126,417	2,121,277
PNC Financial Services Group	149,446	20,515,947
Regions Financial	339,914	5,078,315
SunTrust Banks	146,964	9,236,688
†SVB Financial Group	17,700	3,975,243
US Bancorp	493,956	25,883,295
Wells Fargo & Co.	1,346,782	63,729,724
Zions Bancorp	64,142	2,949,249
		444,911,131
Beverages–1.85%
Brown-Forman Class B	55,850	3,095,766
Coca-Cola	1,265,697	64,449,291
Constellation Brands Class A	54,635	10,759,817
Molson Coors Brewing Class B	59,917	3,355,352
†Monster Beverage	130,851	8,352,219
PepsiCo	462,075	60,591,895
		150,604,340
Biotechnology–2.16%
AbbVie	487,010	35,415,367
†Alexion Pharmaceuticals	73,305	9,601,489
Amgen	204,457	37,677,336
†Biogen	64,749	15,142,849
†Celgene	230,540	21,311,118
Gilead Sciences	420,749	28,425,802
†Incyte	58,100	4,936,176
†Regeneron Pharmaceuticals	25,562	8,000,906
†Vertex Pharmaceuticals	84,000	15,403,920
		175,914,963
Building Products–0.29%
Allegion	30,425	3,363,484
AO Smith	46,500	2,192,940
Fortune Brands Home & Security	49,400	2,822,222
Johnson Controls International	265,189	10,954,957
Masco	100,421	3,940,520
		23,274,123
Capital Markets–2.69%
Affiliated Managers Group	17,400	1,603,236
Ameriprise Financial	45,082	6,544,103
Bank of New York Mellon	288,803	12,750,653
BlackRock	39,891	18,720,846
Cboe Global Markets	36,400	3,772,132
Charles Schwab	395,125	15,880,074
CME Group	117,653	22,837,624
E*TRADE Financial	82,343	3,672,498
Franklin Resources	102,756	3,575,909
LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Goldman Sachs Group	113,686	$ 23,260,156
Intercontinental Exchange	187,230	16,090,546
Invesco	132,339	2,707,656
MarketAxess Holdings	12,500	4,017,750
Moody's	54,642	10,672,129
Morgan Stanley	429,820	18,830,414
MSCI	27,600	6,590,604
Nasdaq	37,777	3,633,014
Northern Trust	72,784	6,550,560
Raymond James Financial	42,000	3,551,100
S&P Global	82,479	18,787,891
State Street	124,790	6,995,727
T. Rowe Price Group	79,235	8,692,872
		219,737,494
Chemicals–2.00%
Air Products & Chemicals	71,999	16,298,414
Albemarle	34,300	2,415,063
Celanese Class A	43,100	4,646,180
CF Industries Holdings	75,490	3,526,138
†Corteva	251,427	7,434,696
Dow	245,927	12,126,660
DuPont de Nemours	246,427	18,499,275
Eastman Chemical	44,727	3,481,102
Ecolab	83,559	16,497,889
FMC	43,501	3,608,408
International Flavors & Fragrances	33,620	4,877,926
Linde	181,880	36,521,504
LyondellBasell Industries Class A	99,760	8,592,329
Mosaic	113,047	2,829,566
PPG Industries	78,856	9,203,284
Sherwin-Williams	26,816	12,289,505
		162,847,939
Commercial Services & Supplies–0.42%
Cintas	28,508	6,764,663
†Copart	67,900	5,074,846
Republic Services	71,537	6,197,966
Rollins	48,750	1,748,663
Waste Management	128,971	14,879,384
		34,665,522
Communications Equipment–1.19%
†Arista Networks	17,100	4,439,502
Cisco Systems	1,417,224	77,564,670
†F5 Networks	19,796	2,882,891
Juniper Networks	111,704	2,974,678
Motorola Solutions	53,302	8,887,042
		96,748,783
Construction & Engineering–0.06%
Jacobs Engineering Group	40,434	3,412,225
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Quanta Services	44,687	$ 1,706,597
		5,118,822
Construction Materials–0.13%
Martin Marietta Materials	20,000	4,602,200
Vulcan Materials	43,563	5,981,636
		10,583,836
Consumer Finance–0.71%
American Express	227,150	28,039,396
Capital One Financial	155,730	14,130,940
Discover Financial Services	109,211	8,473,681
Synchrony Financial	216,868	7,518,814
		58,162,831
Containers & Packaging–0.38%
†Amcor	534,408	6,140,348
Avery Dennison	28,643	3,313,422
Ball	109,456	7,660,825
International Paper	133,201	5,770,267
Packaging Corp. of America	30,400	2,897,728
Sealed Air	54,097	2,314,270
WestRock	80,918	2,951,080
		31,047,940
Distributors–0.10%
Genuine Parts	48,241	4,996,803
†LKQ	104,600	2,783,406
		7,780,209
Diversified Consumer Services–0.02%
H&R Block	64,514	1,890,260
		1,890,260
Diversified Financial Services–1.70%
†Berkshire Hathaway Class B	640,069	136,443,508
Jefferies Financial Group	96,725	1,860,022
		138,303,530
Diversified Telecommunication Services–1.99%
AT&T	2,416,140	80,964,851
CenturyLink	302,377	3,555,953
Verizon Communications	1,369,258	78,225,710
		162,746,514
Electric Utilities–1.98%
Alliant Energy	77,600	3,808,608
American Electric Power	162,078	14,264,485
Duke Energy	238,548	21,049,475
Edison International	107,104	7,219,881
Entergy	63,672	6,553,759
Evergy	86,399	5,196,900
Eversource Energy	104,174	7,892,222
Exelon	317,856	15,238,017

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
FirstEnergy	168,806	$ 7,226,585
NextEra Energy	158,758	32,523,164
Pinnacle West Capital	35,983	3,385,640
PPL	241,598	7,491,954
Southern	345,726	19,111,733
Xcel Energy	171,977	10,230,912
		161,193,335
Electrical Equipment–0.47%
AMETEK	75,400	6,849,336
Eaton	138,517	11,535,696
Emerson Electric	201,130	13,419,393
Rockwell Automation	39,190	6,420,498
		38,224,923
Electronic Equipment, Instruments & Components–0.47%
Amphenol Class A	99,032	9,501,130
Corning	263,160	8,744,807
FLIR Systems	43,950	2,377,695
†IPG Photonics	11,200	1,727,600
†Keysight Technologies	62,200	5,586,182
TE Connectivity	112,811	10,805,037
		38,742,451
Energy Equipment & Services–0.45%
Baker Hughes	165,197	4,068,802
Halliburton	288,037	6,549,961
Helmerich & Payne	34,308	1,736,671
National Oilwell Varco	124,690	2,771,859
Schlumberger	454,273	18,052,809
TechnipFMC	140,616	3,647,579
		36,827,681
Entertainment–2.00%
Activision Blizzard	255,100	12,040,720
†Electronic Arts	99,379	10,063,118
†Netflix	144,800	53,187,936
†Take-Two Interactive Software	36,100	4,098,433
Viacom Class B	113,923	3,402,880
Walt Disney	577,935	80,702,843
		163,495,930
Equity Real Estate Investment Trusts–2.95%
Alexandria Real Estate Equities	37,900	5,347,311
American Tower	146,603	29,972,983
Apartment Investment & Management Class A	48,597	2,435,682
AvalonBay Communities	46,348	9,416,987
Boston Properties	50,312	6,490,248
Crown Castle International	136,265	17,762,143
Digital Realty Trust	67,800	7,986,162
Duke Realty	115,000	3,635,150
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Equinix	27,742	$ 13,990,013
Equity Residential	121,142	9,197,101
Essex Property Trust	21,700	6,334,881
Extra Space Storage	40,800	4,328,880
Federal Realty Investment Trust	24,600	3,167,496
Four Corners Property Trust	1	27
HCP	157,023	5,021,596
Host Hotels & Resorts	243,951	4,444,787
Iron Mountain	90,700	2,838,910
Kimco Realty	143,945	2,660,104
Macerich	36,410	1,219,371
Mid-America Apartment Communities	37,000	4,357,120
Prologis	206,988	16,579,739
Public Storage	49,251	11,730,111
Realty Income	101,800	7,021,146
Regency Centers	56,200	3,750,788
†SBA Communications	37,500	8,431,500
Simon Property Group	101,648	16,239,284
SL Green Realty	29,300	2,354,841
UDR	90,600	4,067,034
Ventas	123,295	8,427,213
Vornado Realty Trust	56,074	3,594,343
Welltower	134,901	10,998,478
Weyerhaeuser	247,707	6,524,602
		240,326,031
Food & Staples Retailing–1.48%
Costco Wholesale	144,748	38,251,106
Kroger	262,346	5,695,532
Sysco	157,218	11,118,457
Walgreens Boots Alliance	264,262	14,447,203
Walmart	463,395	51,200,514
		120,712,812
Food Products–1.13%
Archer-Daniels-Midland	183,023	7,467,338
Campbell Soup	62,850	2,518,400
Conagra Brands	156,252	4,143,803
General Mills	196,012	10,294,550
Hershey	46,230	6,196,207
Hormel Foods	87,072	3,529,899
JM Smucker	37,347	4,302,001
Kellogg	83,277	4,461,149
Kraft Heinz	204,424	6,345,321
Lamb Weston Holdings	48,500	3,072,960
McCormick & Co Non-Voting Shares	40,019	6,203,345
Mondelez International Class A	478,008	25,764,631
Tyson Foods Class A	96,950	7,827,743
		92,127,347

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.05%
Atmos Energy	37,800	$ 3,990,168
		3,990,168
Health Care Equipment & Supplies–3.49%
Abbott Laboratories	584,480	49,154,768
†ABIOMED	14,800	3,855,252
†Align Technology	23,600	6,459,320
Baxter International	156,722	12,835,532
Becton Dickinson & Co.	88,313	22,255,759
†Boston Scientific	454,487	19,533,851
Cooper	16,000	5,390,240
Danaher	208,901	29,856,131
Dentsply Sirona	73,175	4,270,493
†Edwards Lifesciences	68,716	12,694,594
†Hologic	88,100	4,230,562
†IDEXX Laboratories	28,400	7,819,372
†Intuitive Surgical	38,369	20,126,459
Medtronic	440,896	42,938,861
ResMed	46,400	5,662,192
Stryker	102,112	20,992,185
Teleflex	14,800	4,901,020
†Varian Medical Systems	29,532	4,020,191
Zimmer Biomet Holdings	66,490	7,828,533
		284,825,315
Health Care Providers & Services–2.66%
AmerisourceBergen	50,878	4,337,858
Anthem	84,988	23,984,464
Cardinal Health	101,061	4,759,973
†Centene	135,000	7,079,400
Cigna	125,202	19,725,575
CVS Health	425,742	23,198,682
†DaVita	40,028	2,251,975
HCA Healthcare	88,300	11,935,511
†Henry Schein	50,100	3,501,990
Humana	45,132	11,973,520
†Laboratory Corp of America Holdings	33,347	5,765,696
McKesson	63,687	8,558,896
Quest Diagnostics	44,111	4,490,941
UnitedHealth Group	315,746	77,045,181
Universal Health Services Class B	27,300	3,559,647
†WellCare Health Plans	16,300	4,646,641
		216,815,950
Health Care Technology–0.10%
Cerner	107,729	7,896,536
		7,896,536
Hotels, Restaurants & Leisure–1.91%
Carnival	131,691	6,130,216
†Chipotle Mexican Grill	8,022	5,879,163
Darden Restaurants	40,130	4,885,025
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings	97,500	$ 9,529,650
Marriott International Class A	93,127	13,064,787
McDonald's	251,618	52,250,994
MGM Resorts International	168,100	4,802,617
†Norwegian Cruise Line Holdings	72,600	3,893,538
Royal Caribbean Cruises	56,400	6,836,244
Starbucks	401,506	33,658,248
Wynn Resorts	32,450	4,023,476
Yum Brands	100,224	11,091,790
		156,045,748
Household Durables–0.31%
DR Horton	112,574	4,855,317
Garmin	39,224	3,130,075
Leggett & Platt	41,536	1,593,736
Lennar Class A	96,743	4,688,166
†Mohawk Industries	19,800	2,919,906
Newell Brands	137,703	2,123,380
PulteGroup	83,941	2,654,214
Whirlpool	21,708	3,090,351
		25,055,145
Household Products–1.70%
Church & Dwight	79,400	5,800,964
Clorox	41,985	6,428,323
Colgate-Palmolive	285,152	20,436,844
Kimberly-Clark	113,831	15,171,396
Procter & Gamble	830,331	91,045,794
		138,883,321
Independent Power and Renewable Electricity Producers–0.08%
AES	217,715	3,648,903
NRG Energy	90,755	3,187,316
		6,836,219
Industrial Conglomerates–1.44%
3M	189,171	32,790,901
General Electric	2,859,083	30,020,372
Honeywell International	240,772	42,036,383
Roper Technologies	33,964	12,439,655
		117,287,311
Insurance–2.48%
Aflac	250,322	13,720,149
Allstate	109,072	11,091,532
American International Group	284,844	15,176,488
Aon	79,196	15,283,244
Arthur J. Gallagher & Co.	59,100	5,176,569
Assurant	21,316	2,267,596
Chubb	151,546	22,321,210
Cincinnati Financial	49,775	5,160,174

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Everest Re Group	12,900	$ 3,188,622
Hartford Financial Services Group	117,689	6,557,631
✱Lincoln National	66,336	4,275,355
Loews	88,408	4,833,265
Marsh & McLennan	169,969	16,954,408
MetLife	315,115	15,651,762
Principal Financial Group	86,533	5,011,992
Progressive	191,718	15,324,020
Prudential Financial	135,825	13,718,325
Torchmark	35,379	3,165,005
Travelers	87,106	13,024,089
Unum Group	72,311	2,426,034
Willis Towers Watson	42,673	8,173,587
		202,501,057
Interactive Media & Services–4.66%
†Alphabet Class A	99,120	107,327,136
†Alphabet Class C	101,198	109,385,930
†Facebook Class A	795,000	153,435,000
†TripAdvisor	33,834	1,566,176
†Twitter	244,100	8,519,090
		380,233,332
Internet & Direct Marketing Retail–3.70%
†Amazon.com	136,858	259,158,415
†Booking Holdings	14,375	26,948,956
eBay	272,944	10,781,288
Expedia Group	39,249	5,221,294
		302,109,953
IT Services–5.27%
Accenture Class A	211,367	39,054,281
†Akamai Technologies	53,803	4,311,772
Alliance Data Systems	15,600	2,186,028
Automatic Data Processing	143,868	23,785,697
Broadridge Financial Solutions	38,400	4,902,912
Cognizant Technology Solutions Class A	190,416	12,070,470
DXC Technology	86,850	4,789,778
Fidelity National Information Services	107,689	13,211,287
†Fiserv	131,024	11,944,148
†FleetCor Technologies	28,800	8,088,480
†Gartner	29,600	4,763,824
Global Payments	52,026	8,330,923
International Business Machines	292,463	40,330,648
Jack Henry & Associates	25,600	3,428,352
Mastercard Class A	297,020	78,570,701
Paychex	104,476	8,597,330
†PayPal Holdings	387,444	44,346,840
Total System Services	53,968	6,922,475
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†VeriSign	34,987	$ 7,317,881
Visa Class A	575,928	99,952,304
Western Union	141,287	2,810,198
		429,716,329
Leisure Products–0.05%
Hasbro	38,284	4,045,853
		4,045,853
Life Sciences Tools & Services–1.08%
Agilent Technologies	104,437	7,798,311
†Illumina	48,300	17,781,645
†IQVIA Holdings	51,600	8,302,440
†Mettler-Toledo International	8,200	6,888,000
PerkinElmer	35,575	3,427,295
Thermo Fisher Scientific	132,353	38,869,429
†Waters	23,316	5,018,536
		88,085,656
Machinery–1.57%
Caterpillar	189,781	25,865,253
Cummins	47,829	8,195,021
Deere & Co.	105,800	17,532,118
Dover	46,851	4,694,470
Flowserve	41,684	2,196,330
Fortive	97,971	7,986,596
Illinois Tool Works	100,119	15,098,946
Ingersoll-Rand	79,675	10,092,432
PACCAR	114,855	8,230,509
Parker-Hannifin	43,482	7,392,375
Pentair	51,694	1,923,017
Snap-on	18,275	3,027,071
Stanley Black & Decker	49,640	7,178,440
Wabtec	54,609	3,918,742
Xylem	58,973	4,932,502
		128,263,822
Media–1.43%
CBS Class B	117,074	5,841,993
†Charter Communications Class A	57,200	22,604,296
Comcast Class A	1,499,844	63,413,404
†Discovery Class A	52,143	1,600,790
†Discovery Class C	118,455	3,370,045
†DISH Network Class A	72,300	2,777,043
Fox Class A	115,819	4,243,608
†Fox Class B	53,366	1,949,460
Interpublic Group	123,780	2,796,190
News Class A	135,890	1,833,156
News Class B	38,200	533,272
Omnicom Group	73,897	6,055,859
		117,019,116

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.27%
Freeport-McMoRan	476,361	$ 5,530,551
Newmont Mining	271,032	10,426,601
Nucor	103,243	5,688,690
		21,645,842
Multiline Retail–0.50%
Dollar General	86,429	11,681,744
†Dollar Tree	77,683	8,342,377
Kohl's	52,803	2,510,783
Macy's	99,117	2,127,051
Nordstrom	36,011	1,147,310
Target	171,538	14,856,906
		40,666,171
Multi-Utilities–1.07%
Ameren	79,201	5,948,787
CenterPoint Energy	163,435	4,679,144
CMS Energy	93,138	5,393,622
Consolidated Edison	107,312	9,409,116
Dominion Energy	262,252	20,277,325
DTE Energy	59,192	7,569,473
NiSource	120,295	3,464,496
Public Service Enterprise Group	166,189	9,775,237
Sempra Energy	89,988	12,367,951
WEC Energy Group	103,758	8,650,304
		87,535,455
Oil, Gas & Consumable Fuels–4.54%
Anadarko Petroleum	163,327	11,524,353
Apache	125,026	3,622,003
Cabot Oil & Gas	145,796	3,347,476
Chevron	630,634	78,476,095
Cimarex Energy	32,900	1,951,957
Concho Resources	65,800	6,789,244
ConocoPhillips	372,310	22,710,910
Devon Energy	134,314	3,830,635
Diamondback Energy	50,300	5,481,191
EOG Resources	190,702	17,765,798
Exxon Mobil	1,400,410	107,313,418
Hess	85,720	5,449,221
HollyFrontier	51,300	2,374,164
Kinder Morgan	648,981	13,550,723
Marathon Oil	278,229	3,953,634
Marathon Petroleum	221,230	12,362,333
Noble Energy	163,585	3,664,304
Occidental Petroleum	248,198	12,479,396
ONEOK	135,277	9,308,410
Phillips 66	139,471	13,046,117
Pioneer Natural Resources	56,014	8,618,314
Valero Energy	139,545	11,946,448
Williams	398,018	11,160,425
		370,726,569
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–0.18%
Coty Class A	88,073	$ 1,180,178
Estee Lauder Class A	71,567	13,104,634
		14,284,812
Pharmaceuticals–4.55%
Allergan	104,203	17,446,708
Bristol-Myers Squibb	536,026	24,308,779
Eli Lilly & Co.	283,728	31,434,225
Johnson & Johnson	876,481	122,076,274
Merck & Co.	849,181	71,203,827
†Mylan	169,905	3,234,991
†Nektar Therapeutics	53,700	1,910,646
Perrigo	43,151	2,054,851
Pfizer	1,838,048	79,624,239
Zoetis	157,921	17,922,454
		371,216,994
Professional Services–0.32%
Equifax	39,418	5,330,890
†IHS Markit	117,900	7,512,588
Nielsen Holdings	116,700	2,637,420
Robert Half International	41,817	2,383,987
Verisk Analytics Class A	54,100	7,923,486
		25,788,371
Real Estate Management & Development–0.07%
†CBRE Group Class A	104,276	5,349,359
		5,349,359
Road & Rail–1.02%
CSX	254,204	19,667,763
JB Hunt Transport Services	28,800	2,632,608
Kansas City Southern	33,138	4,036,871
Norfolk Southern	88,132	17,567,352
Union Pacific	234,602	39,673,544
		83,578,138
Semiconductors & Semiconductor Equipment–3.71%
†Advanced Micro Devices	287,400	8,728,338
Analog Devices	121,656	13,731,313
Applied Materials	312,153	14,018,791
Broadcom	130,185	37,475,054
Intel	1,479,328	70,815,431
KLA-Tencor	53,521	6,326,182
Lam Research	51,050	9,589,232
Maxim Integrated Products	92,100	5,509,422
Microchip Technology	77,403	6,710,840
†Micron Technology	370,559	14,299,872
NVIDIA	200,510	32,929,757
†Qorvo	41,300	2,750,993
QUALCOMM	398,524	30,315,721
Skyworks Solutions	59,300	4,582,111
Texas Instruments	308,324	35,383,262

LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx	83,155	$ 9,805,638
		302,971,957
Software–6.71%
†Adobe Systems	161,700	47,644,905
†ANSYS	27,300	5,591,586
†Autodesk	72,003	11,729,289
†Cadence Design Systems	91,400	6,472,034
Citrix Systems	42,356	4,156,818
†Fortinet	47,600	3,657,108
Intuit	85,340	22,301,902
Microsoft	2,534,988	339,586,992
Oracle	804,078	45,808,324
†Red Hat	58,103	10,909,419
†salesforce.com	257,336	39,045,591
Symantec	210,025	4,570,144
†Synopsys	48,700	6,267,203
		547,741,315
Specialty Retail–2.29%
Advance Auto Parts	24,000	3,699,360
†AutoZone	8,127	8,935,393
Best Buy	75,877	5,290,903
†CarMax	57,709	5,010,873
Foot Locker	36,800	1,542,656
Gap	75,150	1,350,446
Home Depot	364,285	75,760,351
L Brands	72,043	1,880,322
Lowe's	262,997	26,539,027
†O'Reilly Automotive	25,557	9,438,711
Ross Stores	122,726	12,164,601
Tiffany & Co.	34,515	3,231,985
TJX	406,092	21,474,145
Tractor Supply	39,400	4,286,720
†Ulta Beauty	18,500	6,417,465
		187,022,958
Technology Hardware, Storage & Peripherals–3.91%
Apple	1,446,089	286,209,935
Hewlett Packard Enterprise	450,076	6,728,636
HP	503,376	10,465,187
NetApp	82,543	5,092,903
Seagate Technology	85,672	4,036,865
Western Digital	95,134	4,523,622
Xerox	64,996	2,301,508
		319,358,656
Textiles, Apparel & Luxury Goods–0.72%
†Capri Holdings	51,100	1,772,148
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands	122,200	$ 2,104,284
NIKE Class B	413,568	34,719,034
PVH	26,133	2,473,227
Ralph Lauren	18,372	2,086,876
Tapestry	96,734	3,069,370
†Under Armour Class A	63,800	1,617,330
†Under Armour Class C	64,252	1,426,394
VF	105,552	9,219,967
		58,488,630
Tobacco–0.85%
Altria Group	615,801	29,158,177
Philip Morris International	515,616	40,491,325
		69,649,502
Trading Companies & Distributors–0.17%
Fastenal	187,206	6,101,044
†United Rentals	27,100	3,594,273
WW Grainger	14,953	4,010,843
		13,706,160
Water Utilities–0.08%
American Water Works	58,600	6,797,600
		6,797,600
Total Common Stock (Cost $3,896,628,689)		8,082,137,829

MONEY MARKET FUND–0.89%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	72,353,418	72,353,418
Total Money Market Fund (Cost $72,353,418)		72,353,418

	Principal Amount°
SHORT-TERM INVESTMENT–0.07%
≠U.S. TREASURY OBLIGATIONS–0.07%
∞U.S. Treasury Bill 2.16% 11/29/19	6,024,500	5,972,445
		5,972,445
Total Short-Term Investment (Cost $5,971,182)		5,972,445

TOTAL INVESTMENTS–100.01% (Cost $3,974,953,289)	8,160,463,692
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(428,176)
NET ASSETS APPLICABLE TO 407,953,615 SHARES OUTSTANDING–100.00%	$8,160,035,516
LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($6,814,361,840 / 340,593,396 Shares)	$20.007
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($1,345,673,676 / 67,360,219 Shares)	$19.977
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$3,670,005,949
Distributable earnings/(accumulated loss)	4,490,029,567
TOTAL NET ASSETS	$8,160,035,516

† Non-income producing.
✱ Considered an affiliated investment. See Note 2 in “Notes to Financial Statements.”
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠ The rate shown is the effective yield at the time of purchase.
∞ Fully or partially pledged as collateral for futures contracts.
★ Includes $413,652 variation margin due from broker on futures contracts, $4,017,781 payable for securities purchased, $3,907,119 payable for fund share redeemed, $639,424 other accrued expenses payable and $1,660,328 due to manager and affiliates as of June 30, 2019.

The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
622	E-mini S&P 500 Index	$91,564,620	$90,232,005	9/20/19	$1,332,615	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–10

LVIP SSGA S&P 500 Index Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 79,833,081
Dividends from affiliated investments	52,567
Interest	76,199
79,961,847
EXPENSES:
Management fees	6,475,266
Distribution fees-Service Class	1,605,786
Shareholder servicing fees	1,119,714
Accounting and administration expenses	628,602
Index fees	358,348
Reports and statements to shareholders	220,379
Trustees’ fees and expenses	113,057
Professional fees	67,546
Custodian fees	7,143
Pricing fees	3,688
Consulting fees	2,964
Interest expense	86
Other	57,096
10,659,675
Less:
Management fees waived	(9,917)
Total operating expenses	10,649,758
NET INVESTMENT INCOME	69,312,089
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	135,085
Sale of unaffiliated investments	6,696,095
Futures contracts	10,597,544
Net realized gain	17,428,724
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	794,597
Unaffiliated investments	1,178,493,694
Futures contracts	4,534,861
Net change in unrealized appreciation (depreciation)	1,183,823,152
NET REALIZED AND UNREALIZED GAIN	1,201,251,876
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,270,563,965
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 69,312,089	$ 130,889,584
Net realized gain	17,428,724	326,971,428
Net change in unrealized appreciation (depreciation)	1,183,823,152	(763,661,401)
Net increase (decrease) in net assets resulting from operations	1,270,563,965	(305,800,389)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(233,980,969)
Service Class	—	(43,064,190)
	—	(277,045,159)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	458,593,711	688,186,871
Service Class	107,133,850	183,535,028
Reinvestment of dividends and distributions:
Standard Class	—	233,980,969
Service Class	—	43,064,190
	565,727,561	1,148,767,058
Cost of shares redeemed:
Standard Class	(454,683,557)	(1,480,059,237)
Service Class	(127,544,853)	(221,104,590)
	(582,228,410)	(1,701,163,827)
Decrease in net assets derived from capital share transactions	(16,500,849)	(552,396,769)
NET INCREASE (DECREASE) IN NET ASSETS	1,254,063,116	(1,135,242,317)
NET ASSETS:
Beginning of period	6,905,972,400	8,041,214,717
End of period	$8,160,035,516	$ 6,905,972,400
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–11

LVIP SSGA S&P 500 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Standard Class
	Six Months Ended[1]6/30/19 (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 16.898	$ 18.385	$ 15.562	$ 14.395	$ 14.651	$ 13.259
Income (loss) from investment operations:
Net investment income[2]	0.173	0.320	0.306	0.284	0.288	0.243
Net realized and unrealized gain (loss)	2.936	(1.110)	3.035	1.399	(0.121)	1.538
Total from investment operations	3.109	(0.790)	3.341	1.683	0.167	1.781
Less dividends and distributions from:
Net investment income	—	(0.349)	(0.330)	(0.307)	(0.284)	(0.275)
Net realized gain	—	(0.348)	(0.188)	(0.209)	(0.139)	(0.114)
Total dividends and distributions	—	(0.697)	(0.518)	(0.516)	(0.423)	(0.389)
Net asset value, end of period	$ 20.007	$ 16.898	$ 18.385	$ 15.562	$ 14.395	$ 14.651
Total return[3]	18.40%	(4.64%)	21.57%	11.76%	1.17%	13.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,814,362	$5,750,684	$6,790,531	$5,998,455	$5,567,596	$5,672,744
Ratio of expenses to average net assets	0.23%	0.24%	0.23%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets	1.84%	1.69%	1.79%	1.92%	1.95%	1.74%
Portfolio turnover	1%	3%	3%	4%	10%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–12

LVIP SSGA S&P 500 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Service Class
	Six Months Ended[1]6/30/19 (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 16.894	$ 18.378	$ 15.560	$ 14.396	$ 14.653	$ 13.263
Income (loss) from investment operations:
Net investment income[2]	0.149	0.272	0.263	0.247	0.251	0.208
Net realized and unrealized gain (loss)	2.934	(1.107)	3.031	1.396	(0.122)	1.536
Total from investment operations	3.083	(0.835)	3.294	1.643	0.129	1.744
Less dividends and distributions from:
Net investment income	—	(0.301)	(0.288)	(0.270)	(0.247)	(0.240)
Net realized gain	—	(0.348)	(0.188)	(0.209)	(0.139)	(0.114)
Total dividends and distributions	—	(0.649)	(0.476)	(0.479)	(0.386)	(0.354)
Net asset value, end of period	$ 19.977	$ 16.894	$ 18.378	$ 15.560	$ 14.396	$ 14.653
Total return[3]	18.25%	(4.88%)	21.27%	11.48%	0.92%	13.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,345,674	$1,155,288	$1,250,684	$1,034,016	$959,015	$956,395
Ratio of expenses to average net assets	0.48%	0.49%	0.48%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	1.59%	1.44%	1.54%	1.67%	1.70%	1.49%
Portfolio turnover	1%	3%	3%	4%	10%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund–13

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is as a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA S&P 500 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
“Standard & Poor’s®”, “S&P 500®”, “Standard & Poor’s 500®” and “500®” are trademarks of Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc., and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the product.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA S&P 500 Index Fund–14

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the Fund’s average daily net assets; 0.20% of the next $500 million; and 0.16% of the Fund’s average daily net assets in excess of $1 billion.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 billion of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$219,112
Legal	45,127
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $85,079 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$1,101,638
Distribution fees payable to LFD	270,513
Printing and mailing fees payable to Lincoln Life	97,146
Shareholder servicing fees payable to Lincoln Life	191,031
LVIP SSGA S&P 500 Index Fund–15

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2019 were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/19	Number of Shares 6/30/19	Dividends	Capital Gain Distributions
Common Stock-0.05%
Insurance-0.05%
Lincoln National	$3,644,857	$—	$299,184	$135,085	$794,597	$4,275,355	66,336	$52,567	$—
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$233,276,688
Sales	111,829,331
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$3,974,953,289
Aggregate unrealized appreciation of investments and derivatives	$4,345,776,363
Aggregate unrealized depreciation of investments and derivatives	(158,933,345)
Net unrealized appreciation of investments and derivatives	$4,186,843,018
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA S&P 500 Index Fund–16

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 202,689,375	$ 7,330,300	$—	$ 210,019,675
Air Freight & Logistics	44,764,761	—	—	44,764,761
Airlines	33,495,803	—	—	33,495,803
Auto Components	9,906,750	—	—	9,906,750
Automobiles	31,822,773	—	—	31,822,773
Banks	444,911,131	—	—	444,911,131
Beverages	150,604,340	—	—	150,604,340
Biotechnology	175,914,963	—	—	175,914,963
Building Products	23,274,123	—	—	23,274,123
Capital Markets	219,737,494	—	—	219,737,494
Chemicals	162,847,939	—	—	162,847,939
Commercial Services & Supplies	34,665,522	—	—	34,665,522
Communications Equipment	96,748,783	—	—	96,748,783
Construction & Engineering	5,118,822	—	—	5,118,822
Construction Materials	10,583,836	—	—	10,583,836
Consumer Finance	58,162,831	—	—	58,162,831
Containers & Packaging	31,047,940	—	—	31,047,940
Distributors	7,780,209	—	—	7,780,209
Diversified Consumer Services	1,890,260	—	—	1,890,260
Diversified Financial Services	138,303,530	—	—	138,303,530
Diversified Telecommunication Services	162,746,514	—	—	162,746,514
Electric Utilities	161,193,335	—	—	161,193,335
Electrical Equipment	38,224,923	—	—	38,224,923
Electronic Equipment, Instruments & Components	38,742,451	—	—	38,742,451
Energy Equipment & Services	36,827,681	—	—	36,827,681
Entertainment	163,495,930	—	—	163,495,930
Equity Real Estate Investment Trusts	240,326,031	—	—	240,326,031
Food & Staples Retailing	120,712,812	—	—	120,712,812
Food Products	92,127,347	—	—	92,127,347
Gas Utilities	3,990,168	—	—	3,990,168
Health Care Equipment & Supplies	284,825,315	—	—	284,825,315
Health Care Providers & Services	216,815,950	—	—	216,815,950
Health Care Technology	7,896,536	—	—	7,896,536
Hotels, Restaurants & Leisure	156,045,748	—	—	156,045,748
Household Durables	25,055,145	—	—	25,055,145
Household Products	138,883,321	—	—	138,883,321
Independent Power and Renewable Electricity Producers	6,836,219	—	—	6,836,219
Industrial Conglomerates	117,287,311	—	—	117,287,311
Insurance	202,501,057	—	—	202,501,057
Interactive Media & Services	380,233,332	—	—	380,233,332
Internet & Direct Marketing Retail	302,109,953	—	—	302,109,953
IT Services	429,716,329	—	—	429,716,329
Leisure Products	4,045,853	—	—	4,045,853
Life Sciences Tools & Services	88,085,656	—	—	88,085,656
Machinery	128,263,822	—	—	128,263,822
Media	117,019,116	—	—	117,019,116
Metals & Mining	21,645,842	—	—	21,645,842
Multiline Retail	40,666,171	—	—	40,666,171
Multi-Utilities	87,535,455	—	—	87,535,455
Oil, Gas & Consumable Fuels	370,726,569	—	—	370,726,569
Personal Products	14,284,812	—	—	14,284,812
Pharmaceuticals	371,216,994	—	—	371,216,994
Professional Services	25,788,371	—	—	25,788,371
Real Estate Management & Development	5,349,359	—	—	5,349,359
Road & Rail	83,578,138	—	—	83,578,138
LVIP SSGA S&P 500 Index Fund–17

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$ 302,971,957	$ —	$—	$ 302,971,957
Software	547,741,315	—	—	547,741,315
Specialty Retail	187,022,958	—	—	187,022,958
Technology Hardware, Storage & Peripherals	319,358,656	—	—	319,358,656
Textiles, Apparel & Luxury Goods	58,488,630	—	—	58,488,630
Tobacco	69,649,502	—	—	69,649,502
Trading Companies & Distributors	13,706,160	—	—	13,706,160
Water Utilities	6,797,600	—	—	6,797,600
Money Market Fund	72,353,418	—	—	72,353,418
Short-Term Investment	—	5,972,445	—	5,972,445
Total Investments	$8,147,160,947	$13,302,745	$—	$8,160,463,692
Derivatives:

Assets:
Futures Contract	$1,332,615	$—	$—	$1,332,615
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	24,378,730	36,785,227
Service Class	5,656,051	9,724,391
Shares reinvested:
Standard Class	—	12,456,643
Service Class	—	2,289,943
	30,034,781	61,256,204
Shares redeemed:
Standard Class	(24,100,314)	(78,285,135)
Service Class	(6,681,796)	(11,681,334)
	(30,782,110)	(89,966,469)
Net decrease	(747,329)	(28,710,265)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
LVIP SSGA S&P 500 Index Fund–18

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$1,332,615	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$10,597,544	$4,534,861
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$101,005,927	$—
At June 30, 2019, the Fund pledged U.S. Treasury Obligations with a value of $5,972,445 as collateral for futures contracts.
6. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA S&P 500 Index Fund–19

LVIP SSGA Short-Term Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Short-Term Bond Index Fund

LVIP SSGA Short-Term Bond Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Short-Term Bond Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect expense reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,032.00	0.36%	$1.81
Service Class Shares	1,000.00	1,030.70	0.61%	3.07
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.00	0.36%	$1.81
Service Class Shares	1,000.00	1,021.80	0.61%	3.06

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Corporate Bonds	98.72%
Advertising	0.37%
Aerospace & Defense	1.44%
Agriculture	1.11%
Airlines	0.24%
Auto Manufacturers	4.23%
Banks	36.91%
Beverages	1.95%
Biotechnology	1.53%
Building Materials	0.13%
Chemicals	0.82%
Commercial Services	0.68%
Computers	3.18%
Cosmetics & Personal Care	0.78%
Diversified Financial Services	3.99%
Electric	3.92%
Electronics	0.42%
Environmental Control	0.28%
Food	1.50%
Forest Products & Paper	0.13%
Health Care Products	1.94%
Health Care Services	1.49%
Home Builders	0.12%
Household Products Ware	0.06%
Housewares	0.06%
Insurance	1.88%
Internet	0.77%
Iron & Steel	0.25%
Leisure Time	0.06%
Lodging	0.21%
Machinery Construction & Mining	0.90%
Machinery Diversified	1.10%
Media	1.88%
Mining	0.28%
Miscellaneous Manufacturing	0.72%
Oil & Gas	3.37%
Oil & Gas Services	0.12%
Packaging & Containers	0.09%
Pharmaceuticals	5.55%
Pipelines	2.17%
Real Estate Investment Trusts	1.77%
Retail	2.76%
Semiconductors	1.93%
Software	2.50%
Telecommunications	1.98%
Transportation	1.15%
Security Type/Sector	Percentage of Net Assets
Money Market Fund	0.33%
Total Investments	99.05%
Receivables and Other Assets Net of Liabilities	0.95%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Credit Quality Ratings (as a % of fixed income investments)*
AAA	1.71%
AA	26.58%
A	41.03%
BBB	30.68%
Total	100.00%

*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–98.72%
Advertising–0.37%
Interpublic Group of Companies 3.75% 10/1/21	200,000	$ 205,310
Omnicom Group
3.63% 5/1/22	200,000	206,550
4.45% 8/15/20	100,000	102,261
WPP Finance 2010 4.75% 11/21/21	100,000	104,831
		618,952
Aerospace & Defense–1.44%
Boeing
2.13% 3/1/22	200,000	199,531
2.70% 5/1/22	40,000	40,591
General Dynamics 3.00% 5/11/21	325,000	330,373
L3 Technologies 4.95% 2/15/21	150,000	155,038
Lockheed Martin 2.50% 11/23/20	300,000	301,273
Northrop Grumman 2.08% 10/15/20	250,000	249,690
Raytheon 3.13% 10/15/20	200,000	202,305
Rockwell Collins 2.80% 3/15/22	200,000	202,170
United Technologies
1.95% 11/1/21	100,000	99,228
3.10% 6/1/22	350,000	358,209
3.35% 8/16/21	245,000	250,494
		2,388,902
Agriculture–1.11%
Altria Group
3.49% 2/14/22	250,000	257,198
4.75% 5/5/21	150,000	156,330
Archer-Daniels-Midland 3.38% 3/15/22	200,000	206,960
BAT Capital 2.30% 8/14/20	400,000	399,251
Philip Morris International
2.00% 2/21/20	350,000	349,017
4.13% 5/17/21	150,000	154,729
Reynolds American
3.25% 6/12/20	100,000	100,696
4.00% 6/12/22	200,000	207,725
		1,831,906
Airlines–0.24%
Delta Air Lines
2.60% 12/4/20	200,000	199,895
3.63% 3/15/22	200,000	203,540
		403,435
Auto Manufacturers–4.23%
American Honda Finance
2.20% 6/27/22	100,000	99,923
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
American Honda Finance (continued)
2.45% 9/24/20	250,000	$ 250,570
2.65% 2/12/21	250,000	251,611
3.15% 1/8/21	65,000	65,888
3.38% 12/10/21	250,000	256,541
Ford Motor Credit
2.34% 11/2/20	600,000	595,923
3.20% 1/15/21	650,000	652,224
3.81% 10/12/21	700,000	710,768
5.88% 8/2/21	200,000	210,960
General Motors Financial
3.20% 7/6/21	150,000	151,366
3.45% 1/14/22	150,000	152,199
3.45% 4/10/22	300,000	304,361
3.55% 4/9/21	500,000	507,450
3.70% 11/24/20	500,000	506,616
4.20% 11/6/21	150,000	154,505
4.38% 9/25/21	200,000	206,508
PACCAR Financial
2.65% 5/10/22	100,000	101,261
2.80% 3/1/21	200,000	201,903
3.15% 8/9/21	50,000	50,924
Toyota Motor
2.16% 7/2/22	55,000	55,016
3.18% 7/20/21	500,000	510,417
Toyota Motor Credit
1.90% 4/8/21	350,000	348,581
2.60% 1/11/22	200,000	202,169
2.65% 4/12/22	150,000	152,410
2.95% 4/13/21	150,000	152,114
3.05% 1/8/21	150,000	152,112
		7,004,320
Banks–36.91%
Australia & New Zealand Banking Group
2.30% 6/1/21	250,000	250,147
2.55% 11/23/21	250,000	251,865
2.70% 11/16/20	300,000	301,839
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	201,393
Banco Santander 3.50% 4/11/22	200,000	205,248
Bancolombia 5.95% 6/3/21	200,000	211,760
Bank of America
2.15% 11/9/20	350,000	349,002
2.63% 4/19/21	400,000	402,627
μ2.74% 1/23/22	250,000	251,181
μ2.88% 4/24/23	200,000	202,195
μ3.12% (LIBOR03M + 1.16%) 1/20/23	100,000	101,534
μ3.50% 5/17/22	450,000	458,789
5.63% 7/1/20	650,000	671,181
5.70% 1/24/22	200,000	217,103
LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America 3.34% 1/25/23	550,000	$ 564,370
Bank of Montreal
1.90% 8/27/21	100,000	99,401
2.90% 3/26/22	350,000	355,493
3.10% 7/13/20	350,000	353,615
3.10% 4/13/21	400,000	406,301
Bank of New York Mellon
2.05% 5/3/21	200,000	199,664
2.45% 11/27/20	300,000	301,287
2.60% 2/7/22	400,000	404,187
3.55% 9/23/21	300,000	308,318
Bank of Nova Scotia
2.35% 10/21/20	150,000	150,137
2.45% 3/22/21	400,000	401,719
2.50% 1/8/21	600,000	602,909
3.13% 4/20/21	150,000	152,372
Barclays
3.20% 8/10/21	200,000	201,499
3.25% 1/12/21	500,000	504,097
μ4.61% 2/15/23	550,000	569,361
Barclays Bank 2.65% 1/11/21	200,000	200,623
BB&T
2.15% 2/1/21	250,000	249,642
2.75% 4/1/22	250,000	253,123
3.05% 6/20/22	350,000	357,646
BNP Paribas 5.00% 1/15/21	500,000	520,428
BPCE 2.65% 2/3/21	250,000	251,456
Branch Banking & Trust 2.85% 4/1/21	250,000	252,378
Canadian Imperial Bank of Commerce
2.55% 6/16/22	200,000	202,258
2.70% 2/2/21	300,000	302,395
Capital One
2.25% 9/13/21	250,000	249,243
2.95% 7/23/21	300,000	303,309
Citibank
2.13% 10/20/20	350,000	349,471
μ2.84% 5/20/22	250,000	251,972
2.85% 2/12/21	150,000	151,285
μ3.17% 2/19/22	250,000	253,190
3.40% 7/23/21	150,000	153,241
Citigroup
2.35% 8/2/21	800,000	799,752
2.70% 3/30/21	500,000	502,738
2.75% 4/25/22	350,000	353,338
2.90% 12/8/21	600,000	606,449
μ3.14% 1/24/23	500,000	508,803
Citizens Bank NA 3.25% 2/14/22	500,000	509,889
Commonwealth Bank of Australia 2.55% 3/15/21	250,000	251,202
Compass Bank 3.50% 6/11/21	250,000	254,859
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank
2.50% 1/19/21	250,000	$ 250,950
3.13% 4/26/21	550,000	558,960
3.88% 2/8/22	200,000	208,222
Cooperatieve Rabobank UA 2.75% 1/10/22	450,000	455,016
Credit Suisse
3.00% 10/29/21	250,000	254,048
4.38% 8/5/20	350,000	357,554
Credit Suisse Group 3.13% 12/10/20	400,000	403,227
Deutsche Bank
3.15% 1/22/21	750,000	744,596
4.25% 2/4/21	150,000	151,375
4.25% 10/14/21	550,000	557,764
5.00% 2/14/22	350,000	360,922
Discover Bank 3.10% 6/4/20	250,000	251,247
Fifth Third Bancorp
2.60% 6/15/22	200,000	201,450
2.88% 7/27/20	550,000	552,632
Fifth Third Bank 3.35% 7/26/21	200,000	204,300
First Horizon National 3.50% 12/15/20	200,000	202,460
Goldman Sachs Group
2.35% 11/15/21	400,000	399,757
2.60% 12/27/20	300,000	300,320
2.63% 4/25/21	350,000	351,302
2.75% 9/15/20	150,000	150,655
2.88% 2/25/21	200,000	201,499
μ2.88% 10/31/22	650,000	655,554
μ2.91% 6/5/23	300,000	303,387
5.25% 7/27/21	650,000	687,243
5.75% 1/24/22	900,000	973,055
HSBC Holdings
2.65% 1/5/22	400,000	401,708
2.95% 5/25/21	200,000	201,825
μ3.26% 3/13/23	500,000	509,554
3.40% 3/8/21	1,000,000	1,015,709
5.10% 4/5/21	800,000	836,212
HSBC USA 2.75% 8/7/20	100,000	100,525
Huntington Bancshares
2.30% 1/14/22	150,000	150,059
3.15% 3/14/21	400,000	405,084
ING Groep NV 3.15% 3/29/22	200,000	203,857
JPMorgan Chase & Co.
2.30% 8/15/21	600,000	599,323
2.40% 6/7/21	250,000	250,755
2.55% 3/1/21	350,000	351,333
μ2.78% 4/25/23	350,000	353,605
μ3.21% 4/1/23	635,000	648,405
μ3.51% 6/18/22	1,300,000	1,328,890
4.35% 8/15/21	450,000	468,227
4.50% 1/24/22	200,000	210,823

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
4.63% 5/10/21	250,000	$ 260,333
KeyBank 2.40% 6/9/22	250,000	251,008
KeyBank 3.30% 2/1/22	250,000	256,669
KeyCorp
2.90% 9/15/20	100,000	100,683
5.10% 3/24/21	250,000	261,455
Lloyds Bank
2.70% 8/17/20	300,000	301,205
3.30% 5/7/21	200,000	203,196
Lloyds Banking Group
3.00% 1/11/22	200,000	202,195
3.10% 7/6/21	200,000	202,549
Manufacturers & Traders Trust 2.63% 1/25/21	320,000	321,713
Mitsubishi UFJ Financial Group
2.19% 9/13/21	200,000	199,035
2.95% 3/1/21	400,000	403,987
3.00% 2/22/22	200,000	203,212
3.22% 3/7/22	250,000	255,374
Mizuho Financial Group
2.27% 9/13/21	200,000	199,421
2.95% 2/28/22	200,000	202,374
Morgan Stanley
2.50% 4/21/21	500,000	501,104
2.63% 11/17/21	850,000	855,467
2.75% 5/19/22	500,000	505,441
5.50% 7/24/20	150,000	154,867
5.50% 7/28/21	250,000	265,699
5.75% 1/25/21	450,000	472,797
MUFG Union Bank 3.15% 4/1/22	250,000	255,707
National Australia Bank
1.88% 7/12/21	300,000	297,545
2.63% 1/14/21	350,000	352,076
3.38% 9/20/21	250,000	255,703
3.70% 11/4/21	250,000	258,247
National Bank of Canada 2.20% 11/2/20	250,000	249,553
Northern Trust 3.38% 8/23/21	250,000	256,657
PNC Bank
2.15% 4/29/21	250,000	249,624
2.55% 12/9/21	250,000	252,169
2.63% 2/17/22	250,000	252,231
PNC Financial Services Group
3.30% 3/8/22	200,000	205,955
4.38% 8/11/20	450,000	460,185
Regions Financial 3.20% 2/8/21	300,000	303,343
Royal Bank of Canada
2.15% 10/26/20	250,000	250,066
2.50% 1/19/21	700,000	703,207
2.80% 4/29/22	150,000	152,422
3.20% 4/30/21	200,000	203,618
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μRoyal Bank of Scotland Group 3.50% 5/15/23	200,000	$ 202,335
Santander Holdings USA
3.70% 3/28/22	450,000	461,084
4.45% 12/3/21	30,000	31,216
Santander UK
2.13% 11/3/20	350,000	348,346
3.40% 6/1/21	200,000	203,389
3.75% 11/15/21	200,000	206,305
Santander UK Group Holdings 2.88% 8/5/21	250,000	250,471
Skandinaviska Enskilda Banken
1.88% 9/13/21	250,000	247,118
2.80% 3/11/22	250,000	252,891
Sumitomo Mitsui Banking 2.45% 10/20/20	300,000	300,453
Sumitomo Mitsui Financial Group
2.44% 10/19/21	350,000	350,619
2.85% 1/11/22	300,000	303,421
2.93% 3/9/21	150,000	151,417
SunTrust Bank
2.80% 5/17/22	200,000	202,623
2.90% 3/3/21	400,000	403,727
μ3.53% 10/26/21	20,000	20,305
Svenska Handelsbanken
1.88% 9/7/21	250,000	248,146
2.45% 3/30/21	450,000	451,567
3.35% 5/24/21	250,000	254,737
Synchrony Bank
3.00% 6/15/22	250,000	251,954
3.65% 5/24/21	250,000	254,227
Toronto-Dominion Bank
2.13% 4/7/21	150,000	149,896
2.50% 12/14/20	600,000	603,645
2.55% 1/25/21	200,000	201,155
3.25% 6/11/21	450,000	459,066
UBS AG 4.88% 8/4/20	250,000	257,026
US Bancorp 2.63% 1/24/22	600,000	606,638
US Bank 2.05% 10/23/20	400,000	399,387
US Bank 3.00% 2/4/21	500,000	506,218
US Bank NA 2.65% 5/23/22	250,000	253,661
Wells Fargo & Co.
2.10% 7/26/21	350,000	348,221
2.50% 3/4/21	1,050,000	1,052,642
3.50% 3/8/22	200,000	205,856
Wells Fargo Bank
2.60% 1/15/21	450,000	451,984
μ2.90% 5/27/22	250,000	252,428
μ3.33% 7/23/21	650,000	656,327
3.63% 10/22/21	950,000	977,161
Westpac Banking
2.10% 5/13/21	200,000	199,638
2.60% 11/23/20	400,000	402,013
2.65% 1/25/21	200,000	201,136

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking (continued)
2.80% 1/11/22	200,000	$ 202,565
Zions Bancorporation 3.35% 3/4/22	250,000	254,747
		61,088,526
Beverages–1.95%
Anheuser-Busch InBev Finance 2.65% 2/1/21	350,000	351,934
Coca-Cola
1.55% 9/1/21	400,000	395,990
2.20% 5/25/22	200,000	201,113
2.45% 11/1/20	250,000	251,262
3.15% 11/15/20	100,000	101,477
3.30% 9/1/21	100,000	102,735
Constellation Brands 3.75% 5/1/21	200,000	204,464
Diageo Capital 4.83% 7/15/20	200,000	205,127
Keurig Dr Pepper 3.55% 5/25/21	200,000	204,378
Molson Coors Brewing 2.10% 7/15/21	200,000	198,734
PepsiCo
2.00% 4/15/21	200,000	200,012
2.15% 10/14/20	150,000	150,184
2.75% 3/5/22	300,000	305,693
3.13% 11/1/20	350,000	354,873
		3,227,976
Biotechnology–1.53%
Amgen
1.85% 8/19/21	200,000	198,217
2.65% 5/11/22	600,000	604,791
3.88% 11/15/21	300,000	309,704
Biogen 2.90% 9/15/20	300,000	301,571
Celgene
2.25% 8/15/21	100,000	99,705
2.88% 8/15/20	350,000	351,930
Gilead Sciences
2.55% 9/1/20	450,000	451,419
4.40% 12/1/21	200,000	209,295
		2,526,632
Building Materials–0.13%
Masco 5.95% 3/15/22	200,000	216,464
		216,464
Chemicals–0.82%
Air Products & Chemicals 3.00% 11/3/21	100,000	101,984
Dow Chemical 4.13% 11/15/21	150,000	155,294
DowDuPont 3.77% 11/15/20	180,000	183,504
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Eastman Chemical 3.50% 12/1/21	70,000	$ 71,635
Ecolab 4.35% 12/8/21	200,000	210,111
International Flavors & Fragrances 3.40% 9/25/20	15,000	15,155
LyondellBasell Industries 6.00% 11/15/21	200,000	214,513
Praxair 2.25% 9/24/20	200,000	200,372
Sherwin-Williams 2.75% 6/1/22	200,000	202,129
		1,354,697
Commercial Services–0.68%
Automatic Data Processing 2.25% 9/15/20	200,000	200,166
Cintas No. 2 2.90% 4/1/22	100,000	101,738
Equifax 3.60% 8/15/21	185,000	188,612
Moody's
2.75% 12/15/21	100,000	100,914
3.25% 6/7/21	75,000	76,085
S&P Global 3.30% 8/14/20	100,000	101,065
Total System Services 3.80% 4/1/21	250,000	254,705
Verisk Analytics 5.80% 5/1/21	100,000	106,094
		1,129,379
Computers–3.18%
Apple
1.55% 8/4/21	150,000	148,599
2.00% 11/13/20	450,000	449,856
2.15% 2/9/22	300,000	301,296
2.25% 2/23/21	350,000	351,360
2.30% 5/11/22	200,000	201,446
2.50% 2/9/22	200,000	202,477
2.85% 5/6/21	350,000	355,237
Dell International 4.42% 6/15/21	650,000	669,996
Hewlett Packard Enterprise
3.50% 10/5/21	50,000	51,210
3.60% 10/15/20	400,000	405,342
HP 4.30% 6/1/21	350,000	362,231
IBM Credit
2.65% 2/5/21	350,000	352,052
3.60% 11/30/21	450,000	464,249
International Business Machines
2.80% 5/13/21	135,000	136,671
2.85% 5/13/22	550,000	559,589
NetApp 3.38% 6/15/21	100,000	101,213
Seagate HDD Cayman 4.25% 3/1/22	150,000	152,600
		5,265,424

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care–0.78%
Colgate-Palmolive 2.30% 5/3/22	200,000	$ 202,272
Procter & Gamble
1.70% 11/3/21	200,000	198,695
1.90% 10/23/20	287,000	286,922
Unilever Capital
2.20% 5/5/22	200,000	200,410
2.75% 3/22/21	200,000	202,096
3.00% 3/7/22	200,000	204,573
		1,294,968
Diversified Financial Services–3.99%
AerCap Ireland Capital
3.95% 2/1/22	200,000	205,845
4.45% 12/16/21	300,000	311,609
4.63% 10/30/20	300,000	307,685
5.00% 10/1/21	150,000	157,376
Air Lease 3.88% 4/1/21	450,000	459,897
Aircastle
5.13% 3/15/21	60,000	62,249
6.25% 12/1/19	60,000	60,855
7.63% 4/15/20	35,000	36,285
American Express
2.75% 5/20/22	700,000	708,814
3.00% 2/22/21	100,000	101,127
3.38% 5/17/21	300,000	305,761
3.70% 11/5/21	305,000	314,518
American Express Credit 2.70% 3/3/22	350,000	353,870
Ameriprise Financial 3.00% 3/22/22	35,000	35,656
BlackRock 4.25% 5/24/21	200,000	208,047
Capital One Financial
3.05% 3/9/22	200,000	203,188
3.45% 4/30/21	400,000	407,390
Charles Schwab 3.25% 5/21/21	135,000	137,657
GE Capital International Funding Unlimited 2.34% 11/15/20	900,000	896,021
Intercontinental Exchange 2.75% 12/1/20	150,000	151,007
International Lease Finance 8.25% 12/15/20	300,000	323,772
Mastercard 2.00% 11/21/21	100,000	99,798
TD Ameritrade Holding 2.95% 4/1/22	150,000	152,767
Visa 2.20% 12/14/20	400,000	400,751
Western Union 3.60% 3/15/22	200,000	205,275
		6,607,220
Electric–3.92%
Alabama Power 2.45% 3/30/22	150,000	150,711
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
American Electric PowerInc 3.65% 12/1/21	35,000	$ 36,110
Berkshire Hathaway Energy 2.38% 1/15/21	200,000	200,614
CenterPoint Energy 3.60% 11/1/21	160,000	164,422
Consolidated Edison 2.00% 5/15/21	200,000	199,085
Dominion Energy
2.58% 7/1/20	500,000	499,384
φ2.72% 8/15/21	50,000	50,138
DPL 7.25% 10/15/21	97,000	104,639
DTE Energy 2.60% 6/15/22	70,000	70,367
Duke Energy 1.80% 9/1/21	150,000	148,402
Duke Energy Carolinas 3.35% 5/15/22	250,000	258,573
Duke Energy Indiana 3.75% 7/15/20	350,000	355,087
Emera US Finance 2.70% 6/15/21	100,000	100,374
Entergy 5.13% 9/15/20	100,000	102,368
Eversource Energy 2.75% 3/15/22	200,000	202,472
Exelon
2.45% 4/15/21	400,000	400,023
3.50% 6/1/22	200,000	204,971
Georgia Power 2.00% 9/8/20	250,000	248,643
National Rural Utilities Cooperative Finance 2.35% 6/15/20	250,000	250,187
NextEra Energy Capital Holdings
2.90% 4/1/22	175,000	178,103
3.34% 9/1/20	200,000	202,319
Ohio Power 5.38% 10/1/21	200,000	213,663
PECO Energy 1.70% 9/15/21	200,000	198,155
PNM Resources 3.25% 3/9/21	200,000	201,996
PPL Electric Utilities 3.00% 9/15/21	200,000	202,907
PSEG Power 3.00% 6/15/21	200,000	202,201
Puget Energy 6.50% 12/15/20	100,000	105,557
Sempra Energy 2.85% 11/15/20	200,000	201,408
Southern 2.35% 7/1/21	150,000	149,939
Southern California Edison 2.90% 3/1/21	150,000	150,410
Southern Power 2.38% 6/1/20	200,000	199,702
WEC Energy Group
3.10% 3/8/22	70,000	71,180
3.38% 6/15/21	265,000	270,289
Xcel Energy 2.40% 3/15/21	200,000	199,988
		6,494,387
Electronics–0.42%
Amphenol 3.13% 9/15/21	200,000	202,995

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Fortive 2.35% 6/15/21	100,000	$ 99,836
Honeywell International 1.85% 11/1/21	400,000	397,614
		700,445
Environmental Control–0.28%
Republic Services 3.55% 6/1/22	250,000	257,844
Waste Management 4.75% 6/30/20	200,000	204,884
		462,728
Food–1.50%
Campbell Soup 3.30% 3/15/21	250,000	253,296
Conagra Brands 3.80% 10/22/21	160,000	164,512
General Mills 3.20% 4/16/21	250,000	253,877
Hershey 3.10% 5/15/21	55,000	55,960
JM Smucker 3.00% 3/15/22	200,000	202,385
Kellogg 3.25% 5/14/21	155,000	158,012
Kraft Heinz Foods
2.80% 7/2/20	400,000	400,520
3.38% 6/15/21	25,000	25,426
3.50% 6/6/22	200,000	205,397
Kroger 2.60% 2/1/21	250,000	250,616
Sysco 2.60% 10/1/20	250,000	250,888
Tyson Foods 4.50% 6/15/22	250,000	263,800
		2,484,689
Forest Products & Paper–0.13%
International Paper 7.50% 8/15/21	200,000	220,962
		220,962
Health Care Products–1.94%
Abbott Laboratories
2.55% 3/15/22	200,000	202,059
2.90% 11/30/21	350,000	355,931
Becton Dickinson & Co.
2.40% 6/5/20	450,000	449,737
2.89% 6/6/22	200,000	202,792
Danaher 2.40% 9/15/20	150,000	150,329
Life Technologies 6.00% 3/1/20	150,000	153,200
Medtronic 3.15% 3/15/22	750,000	771,339
Stryker 2.63% 3/15/21	150,000	150,694
Thermo Fisher Scientific
3.30% 2/15/22	200,000	204,856
3.60% 8/15/21	200,000	204,693
4.50% 3/1/21	150,000	155,323
Zimmer Biomet Holdings 3.15% 4/1/22	200,000	203,196
		3,204,149
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–1.49%
Anthem
2.50% 11/21/20	200,000	$ 200,463
4.35% 8/15/20	250,000	255,428
Coventry Health Care 5.45% 6/15/21	150,000	157,349
HCA 5.88% 3/15/22	400,000	437,294
Humana 2.50% 12/15/20	150,000	150,129
Laboratory Corp. of America Holdings 2.63% 2/1/20	250,000	250,190
UnitedHealth Group
2.13% 3/15/21	250,000	249,618
2.70% 7/15/20	250,000	251,070
2.88% 12/15/21	100,000	101,516
2.88% 3/15/22	200,000	203,128
3.15% 6/15/21	100,000	101,814
3.38% 11/15/21	100,000	102,409
		2,460,408
Home Builders–0.12%
DR Horton 2.55% 12/1/20	200,000	200,152
		200,152
Household Products Ware–0.06%
Clorox 3.80% 11/15/21	100,000	103,432
		103,432
Housewares–0.06%
Tupperware Brands 4.75% 6/1/21	100,000	102,733
		102,733
Insurance–1.88%
American International Group
3.30% 3/1/21	150,000	152,072
4.88% 6/1/22	200,000	214,489
6.40% 12/15/20	350,000	369,627
Aon 5.00% 9/30/20	200,000	206,693
Berkshire Hathaway
2.20% 3/15/21	450,000	451,390
3.40% 1/31/22	200,000	208,071
Berkshire Hathaway Finance 4.25% 1/15/21	100,000	103,329
Chubb INA Holdings 2.30% 11/3/20	150,000	150,095
Hartford Financial Services Group 5.13% 4/15/22	200,000	214,500
Marsh & McLennan Companies 3.50% 12/29/20	185,000	188,147
Prudential Financial
4.50% 11/15/20	200,000	206,174
4.50% 11/16/21	150,000	157,758
Reinsurance Group of America 5.00% 6/1/21	50,000	52,410

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Trinity Acquisition 3.50% 9/15/21	128,000	$ 130,295
Unum Group 3.00% 5/15/21	100,000	100,567
WR Berkley 4.63% 3/15/22	200,000	211,621
		3,117,238
Internet–0.77%
Alibaba Group Holding 3.13% 11/28/21	200,000	203,191
Alphabet 3.63% 5/19/21	100,000	103,035
Amazon.com
1.90% 8/21/20	200,000	199,595
3.30% 12/5/21	150,000	154,670
eBay
2.15% 6/5/20	250,000	249,423
3.80% 3/9/22	150,000	155,346
Expedia Group 5.95% 8/15/20	200,000	207,245
		1,272,505
Iron & Steel–0.25%
ArcelorMittal
5.25% 8/5/20	95,000	97,438
5.50% 3/1/21	95,000	98,927
6.25% 2/25/22	200,000	217,059
		413,424
Leisure Time–0.06%
Carnival 3.95% 10/15/20	100,000	102,036
		102,036
Lodging–0.21%
Marriott International
2.30% 1/15/22	150,000	149,563
3.38% 10/15/20	200,000	201,789
		351,352
Machinery Construction & Mining–0.90%
ABB Finance USA 2.88% 5/8/22	250,000	254,329
Caterpillar Financial Services
1.70% 8/9/21	400,000	395,924
1.85% 9/4/20	200,000	199,338
2.65% 5/17/21	65,000	65,604
2.85% 6/1/22	200,000	203,832
2.95% 2/26/22	300,000	306,452
3.15% 9/7/21	55,000	56,113
		1,481,592
Machinery Diversified–1.10%
CNH Industrial Capital 4.88% 4/1/21	300,000	311,112
John Deere Capital
2.30% 6/7/21	100,000	100,302
2.35% 1/8/21	100,000	100,332
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital (continued)
2.65% 1/6/22	150,000	$ 151,668
2.75% 3/15/22	350,000	356,874
2.95% 4/1/22	160,000	163,280
3.13% 9/10/21	180,000	183,713
3.20% 1/10/22	135,000	138,573
Roper Technologies
2.80% 12/15/21	150,000	151,043
3.00% 12/15/20	50,000	50,377
Xylem 4.88% 10/1/21	100,000	104,983
		1,812,257
Media–1.88%
CBS 3.38% 3/1/22	200,000	204,712
Charter Communications Operating 3.58% 7/23/20	300,000	302,747
Comcast
3.30% 10/1/20	325,000	329,524
3.45% 10/1/21	375,000	385,974
Discovery Communications 4.38% 6/15/21	350,000	362,405
Fox 3.67% 1/25/22	40,000	41,352
NBCUniversal Media 4.38% 4/1/21	250,000	259,337
Time Warner Cable 4.13% 2/15/21	250,000	254,720
Viacom 3.88% 12/15/21	200,000	205,557
Walt Disney
2.30% 2/12/21	150,000	150,607
2.45% 3/4/22	300,000	302,589
5.65% 8/15/20	300,000	311,497
		3,111,021
Mining–0.28%
BHP Billiton Finance USA 3.25% 11/21/21	250,000	255,891
Newmont Mining 3.50% 3/15/22	200,000	204,771
		460,662
Miscellaneous Manufacturing–0.72%
3M
1.63% 9/19/21	100,000	98,919
2.75% 3/1/22	65,000	66,095
3.00% 9/14/21	195,000	198,759
General Electric
4.63% 1/7/21	450,000	463,266
4.65% 10/17/21	350,000	364,784
		1,191,823
Oil & Gas–3.37%
Anadarko Petroleum 4.85% 3/15/21	239,000	247,482

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets
3.25% 5/6/22	300,000	$ 308,998
3.56% 11/1/21	200,000	206,500
BP Capital Markets America 4.50% 10/1/20	500,000	513,912
Chevron
2.10% 5/16/21	300,000	300,360
2.50% 3/3/22	250,000	252,642
Devon Energy 4.00% 7/15/21	250,000	256,537
EOG Resources 4.10% 2/1/21	200,000	205,924
EQT 2.50% 10/1/20	200,000	199,521
Exxon Mobil
2.22% 3/1/21	450,000	451,390
2.40% 3/6/22	200,000	201,735
Marathon Petroleum 3.40% 12/15/20	200,000	202,137
Newfield Exploration 5.75% 1/30/22	200,000	214,318
Noble Energy 4.15% 12/15/21	200,000	206,457
Occidental Petroleum
2.60% 4/15/22	200,000	200,766
4.10% 2/1/21	150,000	153,488
Phillips 66 4.30% 4/1/22	288,000	303,432
Shell International Finance
1.75% 9/12/21	200,000	198,411
1.88% 5/10/21	350,000	348,567
Total Capital 4.13% 1/28/21	250,000	257,770
Total Capital International
2.75% 6/19/21	150,000	151,780
2.88% 2/17/22	200,000	203,579
		5,585,706
Oil & Gas Services–0.12%
Baker Hughes 3.20% 8/15/21	100,000	101,371
Halliburton 3.25% 11/15/21	100,000	102,010
		203,381
Packaging & Containers–0.09%
Packaging Corporation of America 2.45% 12/15/20	150,000	149,926
		149,926
Pharmaceuticals–5.55%
AbbVie
2.30% 5/14/21	150,000	149,143
3.38% 11/14/21	415,000	422,191
Allergan Finance 3.45% 3/15/22	550,000	561,762
AstraZeneca
2.38% 11/16/20	250,000	250,120
2.38% 6/12/22	200,000	200,658
Bristol-Myers Squibb
2.55% 5/14/21	100,000	100,756
2.60% 5/16/22	250,000	253,271
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cardinal Health 2.62% 6/15/22	200,000	$ 201,279
Cigna
3.20% 9/17/20	200,000	201,890
3.40% 9/17/21	230,000	234,561
CVS Health
2.13% 6/1/21	146,000	145,080
2.80% 7/20/20	200,000	200,549
3.35% 3/9/21	800,000	811,378
Eli Lilly & Co. 2.35% 5/15/22	200,000	201,623
Express Scripts Holding
2.60% 11/30/20	250,000	250,742
3.90% 2/15/22	150,000	155,055
4.75% 11/15/21	350,000	367,617
GlaxoSmithKline Capital
2.85% 5/8/22	200,000	203,438
2.88% 6/1/22	150,000	152,671
3.13% 5/14/21	420,000	427,234
Johnson & Johnson
1.65% 3/1/21	400,000	397,825
2.25% 3/3/22	200,000	201,433
McKesson 3.65% 11/30/20	100,000	102,064
Mead Johnson Nutrition 3.00% 11/15/20	100,000	100,937
Merck & Co. 2.35% 2/10/22	350,000	353,053
Mylan 3.15% 6/15/21	500,000	500,271
Novartis Capital 2.40% 5/17/22	200,000	201,763
Pfizer
1.70% 12/15/19	350,000	349,185
2.20% 12/15/21	100,000	100,127
2.80% 3/11/22	65,000	66,173
3.00% 9/15/21	75,000	76,526
Sanofi 4.00% 3/29/21	300,000	309,135
Shire Acquisitions Investments Ireland 2.40% 9/23/21	500,000	499,558
Takeda Pharmaceutical 4.00% 11/26/21	300,000	310,523
Zoetis
3.25% 8/20/21	25,000	25,395
3.45% 11/13/20	100,000	101,289
		9,186,275
Pipelines–2.17%
Enbridge Energy Partners 4.38% 10/15/20	200,000	204,603
Energy Transfer Operating
4.15% 10/1/20	250,000	254,342
4.65% 6/1/21	100,000	103,765
5.20% 2/1/22	300,000	317,019
Enterprise Products Operating
2.80% 2/15/21	250,000	251,817
2.85% 4/15/21	200,000	201,588

LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating (continued)
3.50% 2/1/22	50,000	$ 51,347
Kinder Morgan Energy Partners
3.50% 3/1/21	200,000	203,171
5.00% 10/1/21	200,000	209,779
5.80% 3/1/21	150,000	158,165
Plains All American Pipeline 5.00% 2/1/21	200,000	206,062
Sabine Pass Liquefaction
5.63% 2/1/21	300,000	311,697
6.25% 3/15/22	200,000	217,162
Sunoco Logistics Partners Operations LP 4.65% 2/15/22	250,000	262,532
TransCanada PipeLines 3.80% 10/1/20	200,000	203,383
Williams Companies
3.60% 3/15/22	200,000	205,305
7.88% 9/1/21	200,000	221,938
		3,583,675
Real Estate Investment Trusts–1.77%
American Campus Communities Operating Partnership 3.35% 10/1/20	50,000	50,540
American Tower
3.45% 9/15/21	350,000	357,640
4.70% 3/15/22	200,000	211,600
Boston Properties 5.63% 11/15/20	250,000	259,636
Crown Castle International
2.25% 9/1/21	150,000	149,381
3.40% 2/15/21	250,000	253,494
ERP Operating 4.63% 12/15/21	200,000	210,460
GLP Capital 4.88% 11/1/20	150,000	152,979
Simon Property Group
2.50% 9/1/20	300,000	300,881
2.63% 6/15/22	250,000	252,468
4.13% 12/1/21	200,000	208,053
Ventas Realty 4.25% 3/1/22	200,000	208,914
Welltower 4.95% 1/15/21	200,000	206,425
Weyerhaeuser 4.70% 3/15/21	100,000	103,161
		2,925,632
Retail–2.76%
AutoNation 3.35% 1/15/21	250,000	252,359
AutoZone 3.70% 4/15/22	200,000	207,104
Best Buy 5.50% 3/15/21	200,000	208,465
Costco Wholesale 1.70% 12/15/19	350,000	349,061
Home Depot
2.00% 4/1/21	300,000	299,978
3.25% 3/1/22	200,000	206,481
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. 2.63% 6/1/22	250,000	$ 254,354
Lowe's Companies 3.75% 4/15/21	200,000	204,709
McDonald's
2.63% 1/15/22	200,000	202,280
2.75% 12/9/20	250,000	251,594
Nordstrom 4.75% 5/1/20	150,000	152,590
O'Reilly Automotive 4.88% 1/14/21	200,000	206,311
Starbucks
2.10% 2/4/21	150,000	149,540
2.70% 6/15/22	200,000	202,760
Target
2.90% 1/15/22	200,000	204,495
3.88% 7/15/20	100,000	101,826
Walgreens Boots Alliance 3.30% 11/18/21	200,000	204,098
Walmart
1.90% 12/15/20	350,000	349,486
3.13% 6/23/21	550,000	562,189
		4,569,680
Semiconductors–1.93%
Analog Devices 2.50% 12/5/21	150,000	150,490
Applied Materials 4.30% 6/15/21	200,000	208,456
Broadcom
3.00% 1/15/22	550,000	551,636
3.13% 4/15/21	450,000	453,067
3.13% 10/15/22	50,000	50,334
Intel
1.70% 5/19/21	100,000	99,271
2.45% 7/29/20	250,000	250,562
3.30% 10/1/21	350,000	359,937
KLA-Tencor 4.13% 11/1/21	100,000	103,576
Lam Research 2.80% 6/15/21	150,000	151,190
Microchip Technology 3.92% 6/1/21	200,000	203,683
NVIDIA 2.20% 9/16/21	150,000	149,671
QUALCOMM 3.00% 5/20/22	300,000	305,690
Texas Instruments 2.75% 3/12/21	150,000	151,722
		3,189,285
Software–2.50%
Activision Blizzard 2.30% 9/15/21	100,000	99,846
CA 3.60% 8/1/20	200,000	201,361
Electronic Arts 3.70% 3/1/21	100,000	101,825
Fidelity National Information Services 3.63% 10/15/20	250,000	253,742
Fiserv 4.75% 6/15/21	200,000	208,936

LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft
1.55% 8/8/21	250,000	$ 247,955
2.00% 11/3/20	300,000	299,944
2.38% 2/12/22	200,000	202,097
2.40% 2/6/22	400,000	404,347
4.00% 2/8/21	400,000	412,590
Oracle
1.90% 9/15/21	800,000	796,224
2.50% 5/15/22	400,000	404,431
2.80% 7/8/21	300,000	304,172
VMware 2.30% 8/21/20	200,000	199,504
		4,136,974
Telecommunications–1.98%
AT&T
2.80% 2/17/21	250,000	251,645
3.80% 3/15/22	650,000	674,585
3.88% 8/15/21	200,000	206,109
4.45% 5/15/21	200,000	207,656
Cisco Systems
1.85% 9/20/21	300,000	298,342
2.20% 2/28/21	500,000	500,452
2.90% 3/4/21	200,000	202,519
Orange 4.13% 9/14/21	150,000	156,027
Telefonica Emisiones 5.46% 2/16/21	200,000	209,637
Verizon Communications
3.13% 3/16/22	250,000	256,291
4.60% 4/1/21	300,000	312,450
		3,275,713
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–1.15%
Burlington Northern Santa Fe 3.45% 9/15/21	200,000	$ 204,932
CSX 3.70% 10/30/20	200,000	203,268
FedEx 3.40% 1/14/22	170,000	174,354
Norfolk Southern 3.25% 12/1/21	200,000	204,008
Ryder System 2.80% 3/1/22	300,000	302,864
Union Pacific
2.95% 3/1/22	55,000	56,030
3.20% 6/8/21	250,000	254,538
United Parcel Service
2.05% 4/1/21	300,000	299,603
2.35% 5/16/22	200,000	201,281
		1,900,878
Total Corporate Bonds (Cost $161,074,017)		163,413,921

	Number of Shares
MONEY MARKET FUND–0.33%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	540,108	540,108
Total Money Market Fund (Cost $540,108)		540,108

TOTAL INVESTMENTS–99.05% (Cost $161,614,125)	163,954,029

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.95%	1,572,989
NET ASSETS APPLICABLE TO 16,003,325 SHARES OUTSTANDING–100.00%	$165,527,018
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND STANDARD CLASS ($89,401,649 / 8,634,804 Shares)	$10.354
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND SERVICE CLASS ($76,125,369 / 7,368,521 Shares)	$10.331
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$160,671,637
Distributable earnings/(accumulated loss)	4,855,381
TOTAL NET ASSETS	$165,527,018

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2019.

LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
★ Includes $28,737 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $55,000 payable for securities purchased, $48,847 payable for fund share redeemed, $30,507 other accrued expenses payable and $55,616 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
CA–Credit Agricole
HSBC–Hong Kong and Shanghai Banking Corporation
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
UBS–Union Bank of Switzerland
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–13

LVIP SSGA Short-Term Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest	$2,340,147
Dividends	17,403
Foreign Taxes Withheld	(505)
2,357,045
EXPENSES:
Management fees	205,194
Distribution fees-Service Class	73,274
Accounting and administration expenses	26,327
Professional fees	26,019
Shareholder servicing fees	21,252
Pricing fees	16,495
Reports and statements to shareholders	4,701
Trustees’ fees and expenses	1,996
Custodian fees	367
Consulting fees	81
Other	3,166
378,872
Less:
Expenses reimbursed	(39,946)
Total operating expenses	338,926
NET INVESTMENT INCOME	2,018,119
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	98,376
Net change in unrealized appreciation (depreciation) of investments	2,491,872
NET REALIZED AND UNREALIZED GAIN	2,590,248
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,608,367
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	5/1/18* to 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,018,119	$ 2,005,946
Net realized gain (loss)	98,376	(77,014)
Net change in unrealized appreciation (depreciation)	2,491,872	(151,968)
Net increase in net assets resulting from operations	4,608,367	1,776,964
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,065,341)
Service Class	—	(464,609)
	—	(1,529,950)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,595,864	103,891,985
Service Class	50,019,980	60,079,071
Reinvestment of dividends and distributions:
Standard Class	—	1,065,341
Service Class	—	464,609
	54,615,844	165,501,006
Cost of shares redeemed:
Standard Class	(6,369,314)	(16,947,419)
Service Class	(21,420,554)	(14,707,926)
	(27,789,868)	(31,655,345)
Increase in net assets derived from capital share transactions	26,825,976	133,845,661
NET INCREASE IN NET ASSETS	31,434,343	134,092,675
NET ASSETS:
Beginning of period	134,092,675	—
End of period	$165,527,018	$134,092,675

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–14

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Standard Class
	Six Months Ended6/30/19 (unaudited)	5/1/18 [1] to12/31/18

Net asset value, beginning of period	$ 10.033	$ 10.000
Income (loss) from investment operations:
Net investment income[2]	0.144	0.183
Net realized and unrealized gain (loss)	0.177	(0.027)
Total from investment operations	0.321	0.156
Less dividends and distributions from:
Net investment income	—	(0.123)
Total dividends and distributions	—	(0.123)
Net asset value, end of period	$ 10.354	$ 10.033
Total return[3]	3.20%	1.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,402	$88,385
Ratio of expenses to average net assets	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.42%	0.39%
Ratio of net investment income to average net assets	2.86%	2.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.80%	2.69%
Portfolio turnover	26%	49%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–15

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Service Class
	Six Months Ended6/30/19 (unaudited)	5/1/18 [1] to12/31/18

Net asset value, beginning of period	$ 10.023	$ 10.000
Income (loss) from investment operations:
Net investment income[2]	0.131	0.164
Net realized and unrealized gain (loss)	0.177	(0.025)
Total from investment operations	0.308	0.139
Less dividends and distributions from:
Net investment income	—	(0.116)
Total dividends and distributions	—	(0.116)
Net asset value, end of period	$ 10.331	$ 10.023
Total return[3]	3.07%	1.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,125	$45,708
Ratio of expenses to average net assets	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.64%
Ratio of net investment income to average net assets	2.61%	2.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.55%	2.44%
Portfolio turnover	26%	49%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund–16

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Short-Term Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on the Fund's federal income tax return through the six months ended June 30, 2019, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.28% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LVIP SSGA Short-Term Bond Index Fund–17

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses exceed 0.36% of the average daily net assets for the Standard Class and 0.61% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 30,878	$ 30,878
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$4,066
Legal	837
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $100 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$28,737
Management fees payable to LIAC	36,965
Distribution fees payable to LFD	14,625
Printing and mailing fees payable to Lincoln Life	198
Shareholder servicing fees payable to Lincoln Life	3,828
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$66,303,205
Sales	37,811,950
LVIP SSGA Short-Term Bond Index Fund–18

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$161,614,125
Aggregate unrealized appreciation of investments	$ 2,344,001
Aggregate unrealized depreciation of investments	(4,097)
Net unrealized appreciation of investments	$ 2,339,904
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$ —	$163,413,921	$—	$163,413,921
Money Market Fund	540,108	—	—	540,108
Total Investments	$540,108	$163,413,921	$—	$163,954,029
There were no Level 3 investments at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	5/1/18 * to
	6/30/19	12/31/18
Shares sold:
Standard Class	451,920	10,387,569
Service Class	4,917,073	5,977,733
Shares reinvested:
Standard Class	—	106,780
Service Class	—	46,610
	5,368,993	16,518,692
Shares redeemed:
Standard Class	(626,562)	(1,684,903)
Service Class	(2,108,781)	(1,464,114)
	(2,735,343)	(3,149,017)
Net increase	2,633,650	13,369,675

LVIP SSGA Short-Term Bond Index Fund–19

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
*	Date of commencement of operations.
5. Market Risk
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Short-Term Bond Index Fund–20

LVIP SSGA Small-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA Small-Cap Index Fund

LVIP SSGA Small-Cap Index Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Small-Cap Index Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,166.90	0.40%	$2.15
Service Class Shares	1,000.00	1,165.40	0.65%	3.49
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.80	0.40%	$2.01
Service Class Shares	1,000.00	1,021.60	0.65%	3.26

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.19%
Aerospace & Defense	1.26%
Air Freight & Logistics	0.31%
Airlines	0.47%
Auto Components	1.14%
Automobiles	0.06%
Banks	9.57%
Beverages	0.34%
Biotechnology	7.92%
Building Products	1.34%
Capital Markets	1.40%
Chemicals	1.95%
Commercial Services & Supplies	2.60%
Communications Equipment	1.14%
Construction & Engineering	1.12%
Construction Materials	0.16%
Consumer Finance	0.69%
Containers & Packaging	0.10%
Distributors	0.12%
Diversified Consumer Services	1.02%
Diversified Financial Services	0.21%
Diversified Telecommunication Services	0.64%
Electric Utilities	1.02%
Electrical Equipment	0.86%
Electronic Equipment, Instruments & Components	2.41%
Energy Equipment & Services	1.36%
Entertainment	0.27%
Equity Real Estate Investment Trusts	6.89%
Food & Staples Retailing	0.62%
Food Products	1.13%
Gas Utilities	1.22%
Health Care Equipment & Supplies	3.83%
Health Care Providers & Services	1.92%
Health Care Technology	1.01%
Hotels, Restaurants & Leisure	2.68%
Household Durables	1.59%
Household Products	0.17%
Independent Power and Renewable Electricity Producers	0.38%
Industrial Conglomerates	0.06%
Insurance	2.28%
Interactive Media & Services	0.51%
Internet & Direct Marketing Retail	0.58%
IT Services	2.20%
Leisure Products	0.37%
Life Sciences Tools & Services	0.69%
Security Type/Sector	Percentage of Net Assets
Machinery	3.90%
Marine	0.12%
Media	0.99%
Metals & Mining	1.27%
Mortgage Real Estate Investment Trusts (REITs)	1.24%
Multiline Retail	0.11%
Multi-Utilities	0.59%
Oil, Gas & Consumable Fuels	2.65%
Paper & Forest Products	0.41%
Personal Products	0.29%
Pharmaceuticals	1.58%
Professional Services	1.61%
Real Estate Management & Development	0.70%
Road & Rail	0.48%
Semiconductors & Semiconductor Equipment	2.24%
Software	4.63%
Specialty Retail	2.32%
Technology Hardware, Storage & Peripherals	0.34%
Textiles, Apparel & Luxury Goods	0.88%
Thrifts & Mortgage Finance	2.09%
Tobacco	0.16%
Trading Companies & Distributors	1.33%
Water Utilities	0.50%
Wireless Telecommunication Services	0.15%
Rights	0.01%
Money Market Fund	1.93%
Short-Term Investments	0.14%
Total Investments	100.27%
Liabilities Net of Receivables and Other Assets	(0.27%)
Total Net Assets	100.00%

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited) (continued)
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Array BioPharma	0.51%
Haemonetics	0.30%
Novocure	0.26%
Deckers Outdoor	0.25%
Science Applications International	0.25%
EMCOR Group	0.24%
Portland General Electric	0.24%
Radian Group	0.24%
Southwest Gas Holdings	0.24%
Teladoc Health	0.23%
Total	2.76%

IT–Information Technology
LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.19%
Aerospace & Defense–1.26%
AAR	37,898	$ 1,394,268
†Aerojet Rocketdyne Holdings	82,268	3,683,138
†Aerovironment	23,481	1,333,016
†Astronics	27,705	1,114,295
†Axon Enterprise	65,545	4,208,645
Cubic	35,317	2,277,240
†Ducommun	12,500	563,375
†Kratos Defense & Security Solutions	101,850	2,331,347
†Maxar Technologies	64,700	505,954
†Mercury Systems	60,051	4,224,588
Moog Class A	35,281	3,302,654
National Presto Industries	5,672	529,141
†Parsons	21,500	792,490
Triumph Group	56,700	1,298,430
†Vectrus	11,700	474,552
†Wesco Aircraft Holdings	63,020	699,522
		28,732,655
Air Freight & Logistics–0.31%
†Air Transport Services Group	64,676	1,578,094
†Atlas Air Worldwide Holdings	24,320	1,085,645
†Echo Global Logistics	32,291	673,913
Forward Air	32,339	1,912,852
†Hub Group Class A	36,244	1,521,523
†Radiant Logistics	38,676	237,471
		7,009,498
Airlines–0.47%
Allegiant Travel	14,184	2,035,404
Hawaiian Holdings	54,325	1,490,135
†Mesa Air Group	25,385	232,019
SkyWest	55,992	3,397,035
†Spirit Airlines	75,394	3,598,555
		10,753,148
Auto Components–1.14%
Adient	99,100	2,405,157
†American Axle & Manufacturing Holdings	127,181	1,622,830
Cooper Tire & Rubber	56,117	1,770,491
†Cooper-Standard Holdings	18,100	829,342
Dana	161,072	3,211,776
†Dorman Products	29,573	2,576,991
†Fox Factory Holding	42,404	3,498,754
†Gentherm	38,564	1,613,132
LCI Industries	26,904	2,421,360
†Modine Manufacturing	49,964	714,985
†Motorcar Parts of America	17,600	376,816
Standard Motor Products	24,051	1,090,472
†Stoneridge	31,731	1,001,113
Tenneco Class A	52,677	584,188
Tower International	21,820	425,490
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
†Visteon	32,000	$ 1,874,560
		26,017,457
Automobiles–0.06%
Winnebago Industries	33,773	1,305,326
		1,305,326
Banks–9.57%
1st Source	17,934	832,138
ACNB	7,150	282,926
†Allegiance Bancshares	22,500	750,150
Amalgamated Bank Class A	14,300	249,535
†Amerant Bancorp	22,800	449,389
American National Bankshares	11,400	441,750
Ameris Bancorp	53,350	2,090,786
Ames National	8,448	228,941
Arrow Financial	13,323	462,708
†Atlantic Capital Bancshares	25,208	431,561
Atlantic Union Bankshares	91,592	3,235,945
Banc of California	49,238	687,855
BancFirst	21,186	1,179,213
†Bancorp	58,947	525,807
BancorpSouth Bank	107,931	3,134,316
Bank First National	6,800	468,928
Bank of Commerce Holdings	15,880	169,757
Bank of Marin Bancorp	15,698	643,932
Bank of NT Butterfield & Son	59,400	2,017,224
Bank of Princeton	6,500	195,000
†Bank7	5,100	94,299
BankFinancial	13,649	190,950
Bankwell Financial Group	6,000	172,200
Banner	39,019	2,112,879
Bar Harbor Bankshares	16,968	451,179
†Baycom	11,200	245,280
BCB Bancorp	13,200	182,820
Berkshire Hills Bancorp	54,993	1,726,230
Boston Private Financial Holdings	94,717	1,143,234
Bridge Bancorp	16,492	485,854
Brookline Bancorp	89,219	1,372,188
Bryn Mawr Bank	22,764	849,552
Business First Bancshares	12,800	325,760
†Byline Bancorp	27,300	521,976
C&F Financial	4,000	218,440
Cadence BanCorp	141,634	2,945,987
Cambridge Bancorp	4,000	326,000
Camden National	17,655	809,835
†Capital Bancorp	9,000	110,700
Capital City Bank Group	13,784	342,532
Capstar Financial Holdings	17,787	269,473
Carolina Financial	24,000	842,160
†Carter Bank & Trust	26,500	523,375
Cathay General Bancorp	85,103	3,056,049
LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
CBTX	21,600	$ 607,824
CenterState Bank	141,848	3,266,759
Central Pacific Financial	28,730	860,751
Central Valley Community Bancorp	12,612	270,780
Century Bancorp Class A	3,561	313,012
Chemical Financial	78,415	3,223,641
Chemung Financial	3,400	164,356
Citizens & Northern	13,313	350,531
City Holding	18,297	1,395,329
Civista Bancshares	16,800	377,160
CNB Financial	17,080	482,339
†Coastal Financial	6,500	100,555
Codorus Valley Bancorp	9,195	211,485
Colony Bankcorp	9,600	162,720
Columbia Banking System	80,493	2,912,237
Community Bank System	57,219	3,767,299
Community Bankers Trust	21,628	183,189
Community Financial	5,500	185,515
Community Trust Bancorp	17,730	749,802
ConnectOne Bancorp	34,769	787,866
†Customers Bancorp	33,880	711,480
CVB Financial	150,459	3,164,153
DNB Financial	4,400	195,668
Eagle Bancorp	38,046	2,059,430
Enterprise Bancorp	11,463	363,492
Enterprise Financial Services	28,138	1,170,541
†Equity Bancshares Class A	15,600	415,896
†Esquire Financial Holdings	6,900	173,535
Evans Bancorp	4,624	174,464
Farmers & Merchants Bancorp Inc/Archbold OH	10,533	306,721
Farmers National Banc	29,392	435,883
FB Financial	18,800	688,080
Fidelity D&D Bancorp	3,200	215,040
Fidelity Southern	26,203	811,507
Financial Institutions	18,091	527,353
First Bancorp (Maine)	10,380	278,703
First Bancorp (North Carolina)	33,409	1,216,756
First BanCorp (Puerto Rico)	235,535	2,600,306
First Bancshares	19,300	585,562
First Bank	18,100	212,494
First Busey	58,935	1,556,473
First Business Financial Services	10,958	257,513
First Capital	4,100	207,214
First Choice Bancorp	9,121	207,412
First Commonwealth Financial	111,239	1,498,389
First Community Bancshares	15,763	532,159
First Connecticut Bancorp	8,400	155,148
First Financial	13,469	540,915
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Financial Bancorp	110,017	$ 2,664,612
First Financial Bankshares	146,284	4,504,084
First Financial Northwest	7,767	109,903
First Foundation	44,005	591,427
First Guaranty Bancshares	4,390	91,532
First Internet Bancorp	11,192	241,076
First Interstate BancSystem Class A	42,446	1,681,286
First Merchants	58,183	2,205,136
First Mid-Illinois Bancshares	16,900	590,148
First Midwest Bancorp	116,455	2,383,834
First Northwest Bancorp	9,600	156,000
First of Long Island	28,354	569,348
Flushing Financial	31,230	693,306
FNCB Bancorp	22,000	170,280
Franklin Financial Network	15,100	420,686
Franklin Financial Services	5,300	202,036
Fulton Financial	186,100	3,046,457
†FVCBankcorp	14,700	285,474
German American Bancorp	25,177	758,331
Glacier Bancorp	93,243	3,781,004
Great Southern Bancorp	12,670	758,300
Great Western Bancorp	64,700	2,311,084
Guaranty Bancshares	8,653	269,541
Hancock Whitney	96,292	3,857,458
Hanmi Financial	32,220	717,539
†HarborOne Bancorp	17,800	333,394
Hawthorn Bancshares	7,200	192,960
Heartland Financial USA	37,238	1,665,656
Heritage Commerce	46,438	568,866
Heritage Financial	41,755	1,233,443
Hilltop Holdings	78,749	1,674,991
Home BancShares	172,528	3,322,889
HomeTrust Bancshares	16,141	405,785
Hope Bancorp	136,658	1,883,147
Horizon Bancorp	42,782	699,058
†Howard Bancorp	14,400	218,448
IBERIABANK	60,931	4,621,616
Independent Bank	25,609	558,020
Independent Bank (Massachusetts)	36,358	2,768,662
Independent Bank Group	40,960	2,251,162
International Bancshares	60,964	2,298,952
Investar Holding	9,685	230,987
Investors Bancorp	261,386	2,914,454
Lakeland Bancorp	51,478	831,370
Lakeland Financial	28,017	1,312,036
LCNB	15,100	286,900
LegacyTexas Financial Group	52,527	2,138,374
Level One Bancorp	7,000	174,930
Live Oak Bancshares	31,100	533,365
Macatawa Bank	29,800	305,748
Mackinac Financial	11,700	184,860
†MainStreet Bancshares	8,900	202,831

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Malvern Bancorp	9,500	$ 209,095
MBT Financial	17,400	174,348
Mercantile Bank	18,933	616,837
†Metropolitan Bank Holding	7,000	308,000
Mid Penn Bancorp	5,400	134,730
Midland States Bancorp	24,600	657,312
MidSouth Bancorp	14,500	171,825
MidWestOne Financial Group	13,442	375,838
MutualFirst Financial	5,543	188,684
MVB Financial	9,700	164,512
National Bank Holdings Class A	33,652	1,221,568
National Bankshares	8,208	319,537
NBT Bancorp	47,139	1,768,184
†Nicolet Bankshares	8,900	552,334
†Northeast Bank	7,528	207,622
Northrim BanCorp	7,377	263,064
Norwood Financial	6,900	240,189
Oak Valley Bancorp	8,000	156,400
OFG Bancorp	57,688	1,371,244
Ohio Valley Banc	5,542	213,755
Old Line Bancshares	18,400	489,624
Old National Bancorp	194,917	3,233,673
Old Second Bancorp	33,195	423,900
Opus Bank	23,200	489,752
Origin Bancorp	20,000	660,000
Orrstown Financial Services	11,100	244,089
†Pacific Mercantile Bancorp	19,800	163,350
Pacific Premier Bancorp	69,402	2,143,134
Park National	15,176	1,508,343
Parke Bancorp	7,020	168,129
PCB Bancorp	12,000	204,480
Peapack Gladstone Financial	21,291	598,703
Penns Woods Bancorp	6,106	276,297
Peoples Bancorp	20,440	659,394
Peoples Bancorp of North Carolina	4,480	134,624
Peoples Financial Services	7,077	318,394
People's Utah Bancorp	16,455	483,777
Preferred Bank	14,029	662,870
Premier Financial Bancorp	12,832	192,480
QCR Holdings	15,300	533,511
RBB Bancorp	14,400	278,496
Reliant Bancorp	10,948	258,701
Renasant	64,408	2,314,824
Republic Bancorp Class A	10,525	523,619
†Republic First Bancorp	50,600	248,446
S&T Bancorp	38,156	1,430,087
Sandy Spring Bancorp	40,017	1,395,793
SB One Bancorp	7,900	176,565
†Seacoast Banking Corp. of Florida	57,444	1,461,375
†Select Bancorp	16,500	188,760
ServisFirst Bancshares	51,500	1,764,390
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Shore Bancshares	14,800	$ 241,832
Sierra Bancorp	16,766	454,694
Simmons First National Class A	99,752	2,320,232
†SmartFinancial	12,300	266,787
South State	39,554	2,913,943
†Southern First Bancshares	6,915	270,791
Southern National Bancorp of Virginia	22,400	342,944
Southside Bancshares	34,067	1,103,089
†Spirit of Texas Bancshares	11,600	261,000
Stock Yards Bancorp	21,832	789,227
Summit Financial Group	11,478	308,184
Tompkins Financial	16,759	1,367,534
Towne Bank	72,737	1,984,265
TriCo Bancshares	30,513	1,153,391
†TriState Capital Holdings	28,300	603,922
†Triumph Bancorp	27,300	793,065
Trustmark	72,679	2,416,577
UMB Financial	49,882	3,283,233
Union Bankshares, Inc.	4,097	151,630
United Bankshares	108,095	4,009,244
United Community Banks	86,456	2,469,183
United Security Bancshares	12,531	142,728
Unity Bancorp	7,800	177,060
Univest Corp. of Pennsylvania	33,020	867,105
Valley National Bancorp	365,399	3,939,001
Veritex Holdings	59,682	1,548,748
Washington Trust Bancorp	17,175	896,191
WesBanco	57,663	2,222,909
West Bancorporation	17,396	369,143
Westamerica Bancorporation	28,481	1,754,714
		218,672,060
Beverages–0.34%
†Boston Beer Class A	9,461	3,573,987
†Celsius Holdings	27,700	122,988
Coca-Cola Bottling Consolidated	5,213	1,559,990
†Craft Brew Alliance	13,650	190,964
MGP Ingredients	13,500	895,185
National Beverage	13,367	596,569
†New Age Beverages	85,800	399,828
†Primo Water	38,100	468,630
		7,808,141
Biotechnology–7.92%
†Abeona Therapeutics	31,800	152,004
†ACADIA Pharmaceuticals	120,800	3,228,984
†Acceleron Pharma	50,900	2,090,972
†Achillion Pharmaceuticals	156,527	419,492
†Acorda Therapeutics	49,771	381,744
†Adamas Pharmaceuticals	23,000	142,600

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†ADMA Biologics	23,400	$ 90,558
†Aduro Biotech	67,300	103,642
†Adverum Biotechnologies	58,800	699,132
†Aeglea BioTherapeutics	18,500	126,725
†Affimed	74,900	214,963
†Agenus	107,400	322,200
†AgeX Therapeutics	8,526	31,290
†Aimmune Therapeutics	50,800	1,057,656
†Akcea Therapeutics	12,400	290,780
†Akebia Therapeutics	137,186	663,980
†Albireo Pharma	9,800	315,952
†Alder Biopharmaceuticals	83,600	983,972
†Aldeyra Therapeutics	26,100	156,600
†Alector	6,917	131,423
†Allakos	19,900	862,267
†Allogene Therapeutics	44,200	1,186,770
†AMAG Pharmaceuticals	39,329	392,897
†Amicus Therapeutics	260,900	3,256,032
†AnaptysBio	27,900	1,574,118
†Anavex Life Sciences	54,800	184,745
†Anika Therapeutics	16,595	674,089
†Apellis Pharmaceuticals	55,000	1,393,700
†Arcus Biosciences	37,600	298,920
†Ardelyx	43,600	117,284
†Arena Pharmaceuticals	54,574	3,199,674
†ArQule	119,072	1,310,983
†Array BioPharma	249,833	11,574,763
†Arrowhead Pharmaceuticals	105,232	2,788,648
†Assembly Biosciences	24,500	330,505
†Atara Biotherapeutics	50,700	1,019,577
†Athenex	67,500	1,336,500
†Athersys	116,300	195,384
†Audentes Therapeutics	49,600	1,877,856
†Avid Bioservices	57,500	322,000
†Avrobio	13,058	212,323
†Beyondspring	13,000	308,100
†BioCryst Pharmaceuticals	111,003	420,701
†Biohaven Pharmaceutical Holding	37,800	1,655,262
†BioSpecifics Technologies	6,616	395,041
†BioTime	85,268	93,795
†Blueprint Medicines	54,848	5,173,812
†Calithera Biosciences	31,700	123,630
†Calyxt	6,000	74,880
†Cara Therapeutics	37,700	810,550
†CareDx	46,600	1,677,134
†CASI Pharmaceuticals	50,700	162,240
†Catalyst Pharmaceuticals	98,800	379,392
†Celcuity	5,332	133,300
†Cellular Biomedicine Group	12,900	213,237
†CEL-SCI	32,000	268,160
†Checkpoint Therapeutics	31,700	96,051
†ChemoCentryx	48,145	447,749
†Chimerix	45,100	194,832
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Clovis Oncology	49,035	$ 729,150
†Coherus Biosciences	70,305	1,553,740
†Concert Pharmaceuticals	26,602	319,224
†Constellation Pharmaceuticals	18,594	228,334
†Corbus Pharmaceuticals Holdings	59,092	409,508
†Cortexyme	3,800	161,538
†Crinetics Pharmaceuticals	13,268	331,700
†Cue Biopharma	19,500	175,305
†Cyclerion Therapeutics	28,487	326,176
†Cytokinetics	56,966	640,867
†CytomX Therapeutics	50,900	571,098
†Deciphera Pharmaceuticals	17,487	394,332
†Denali Therapeutics	54,800	1,137,648
†Dicerna Pharmaceuticals	62,200	979,650
†Dynavax Technologies	71,215	284,148
†Eagle Pharmaceuticals	12,300	684,864
†Editas Medicine	56,538	1,398,750
†Eidos Therapeutics	18,000	559,440
†Eiger BioPharmaceuticals	28,300	299,980
†Emergent BioSolutions	50,148	2,422,650
†Enanta Pharmaceuticals	18,500	1,561,030
†Epizyme	88,300	1,108,165
†Esperion Therapeutics	28,300	1,316,516
†Evelo Biosciences	17,900	160,742
†Fate Therapeutics	67,354	1,367,286
†FibroGen	87,400	3,948,732
†Five Prime Therapeutics	39,900	240,597
†Flexion Therapeutics	39,200	482,160
†Forty Seven	15,900	168,540
†G1 Therapeutics	38,689	1,186,205
†Galectin Therapeutics	41,400	171,810
†Genomic Health	30,577	1,778,664
†Geron	173,394	244,486
†Global Blood Therapeutics	61,300	3,224,380
†GlycoMimetics	40,400	481,568
†Gossamer Bio	23,400	519,012
†Gritstone Oncology	30,100	335,314
†Halozyme Therapeutics	161,543	2,775,309
†Harpoon Therapeutics	8,400	109,200
†Heron Therapeutics	83,792	1,557,693
†Homology Medicines	28,400	555,788
†ImmunoGen	163,493	354,780
†Immunomedics	197,521	2,739,616
†Inovio Pharmaceuticals	100,200	294,588
†Insmed	84,500	2,163,200
†Intellia Therapeutics	38,600	631,882
†Intercept Pharmaceuticals	28,000	2,227,960
†Intrexon	84,300	645,738
†Invitae	97,980	2,302,530
†Iovance Biotherapeutics	129,300	3,170,436
†Ironwood Pharmaceuticals	174,072	1,904,348
†Jounce Therapeutics	16,200	80,190

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Kadmon Holdings	101,478	$ 209,045
†KalVista Pharmaceuticals	14,100	312,315
†Karyopharm Therapeutics	56,500	338,435
†Kezar Life Sciences	14,300	110,253
†Kindred Biosciences	36,700	305,711
†Kiniksa Pharmaceuticals Class A	13,800	186,852
†Kodiak Sciences	28,300	331,110
†Krystal Biotech	10,300	414,781
†Kura Oncology	33,199	653,688
†La Jolla Pharmaceutical	22,300	206,275
†Lexicon Pharmaceuticals	51,616	324,665
†Ligand Pharmaceuticals Class B	22,365	2,552,965
†LogicBio Therapeutics	12,100	157,300
†MacroGenics	54,700	928,259
†Madrigal Pharmaceuticals	8,935	936,477
†Magenta Therapeutics	23,247	342,893
†MannKind	152,500	175,375
†Marker Therapeutics	33,200	262,944
†Medicines	79,333	2,893,275
†MediciNova	46,900	451,647
†MEI Pharma	84,800	212,000
†MeiraGTx Holdings	13,990	376,051
†Mersana Therapeutics	45,600	184,680
†Millendo Therapeutics	12,300	142,188
†Minerva Neurosciences	31,100	175,093
†Mirati Therapeutics	28,200	2,904,600
†Molecular Templates	21,700	181,195
†Momenta Pharmaceuticals	105,182	1,309,516
†Mustang Bio	20,000	73,600
†Myriad Genetics	79,400	2,205,732
†Natera	63,500	1,751,330
†Neon Therapeutics	6,410	30,383
†Novavax	21,661	126,933
†Oncocyte	29,700	73,953
=†πOnternal Therapeutics	828	1,366
†OPKO Health	364,000	888,160
†Organogenesis Holdings	14,800	112,480
†Palatin Technologies	222,000	257,520
†PDL BioPharma	158,781	498,572
†Pfenex	27,000	181,980
†PhaseBio Pharmaceuticals	17,200	225,664
†Pieris Pharmaceuticals	52,400	246,280
†PolarityTE	9,500	54,150
†Portola Pharmaceuticals	71,900	1,950,647
†Precision BioSciences	11,900	157,675
†Principia Biopharma	15,600	517,764
†Progenics Pharmaceuticals	99,698	615,137
†Protagonist Therapeutics	18,800	227,668
†Prothena	47,000	496,790
†PTC Therapeutics	64,624	2,908,080
†Puma Biotechnology	29,800	378,758
†Ra Pharmaceuticals	35,900	1,079,513
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Radius Health	51,300	$ 1,249,668
†Recro Pharma	18,000	183,060
†REGENXBIO	37,800	1,941,786
†Repligen	53,325	4,583,284
†Replimune Group	12,976	190,228
†Retrophin	46,200	928,158
†Rhythm Pharmaceuticals	26,688	587,136
†Rigel Pharmaceuticals	195,963	511,463
†Rocket Pharmaceuticals	34,700	520,500
†Rubius Therapeutics	37,900	596,167
†Sangamo Therapeutics	130,789	1,408,598
†Savara	29,200	69,204
†Scholar Rock Holding	16,700	264,862
†Seres Therapeutics	20,900	67,298
†Solid Biosciences	14,400	82,800
†Sorrento Therapeutics	111,300	297,171
†Spark Therapeutics	38,700	3,962,106
†Spectrum Pharmaceuticals	127,425	1,097,129
†Spero Therapeutics	7,400	85,174
†Stemline Therapeutics	41,700	638,844
†Sutro Biopharma	9,200	104,696
†Syndax Pharmaceuticals	14,274	132,891
†Synlogic	17,900	162,890
†Synthorx	9,000	121,590
†Syros Pharmaceuticals	42,100	389,846
†TG Therapeutics	91,100	788,015
†Tocagen	18,012	120,320
†Translate Bio	34,704	438,312
†Turning Point Therapeutics	7,900	321,530
†Twist Bioscience	24,500	710,745
†Tyme Technologies	115,800	141,276
†Ultragenyx Pharmaceutical	61,500	3,905,250
†UNITY Biotechnology	29,200	277,400
†UroGen Pharma	21,600	776,304
†Vanda Pharmaceuticals	59,881	843,723
†VBI Vaccines	110,800	129,636
†Veracyte	52,900	1,508,179
†Vericel	50,400	952,056
†Viking Therapeutics	69,936	580,469
†Voyager Therapeutics	27,900	759,438
†X4 Pharmaceuticals	9,286	139,290
†XBiotech	21,700	164,486
†Xencor	51,700	2,116,081
†Y-mAbs Therapeutics	23,800	544,306
†ZIOPHARM Oncology	183,617	1,070,487
		180,861,712
Building Products–1.34%
AAON	45,517	2,284,043
Advanced Drainage Systems	40,200	1,318,158
†American Woodmark	17,275	1,461,810
Apogee Enterprises	28,247	1,227,050
†Armstrong Flooring	23,000	226,550
†Builders FirstSource	124,866	2,105,241

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Caesarstone	27,100	$ 407,313
†Continental Building Products	38,000	1,009,660
†Cornerstone Building Brands	44,191	257,634
CSW Industrials	15,800	1,076,770
†Gibraltar Industries	36,691	1,480,849
Griffon	42,164	713,415
Insteel Industries	21,239	442,196
†JELD-WEN Holding	75,300	1,598,619
†Masonite International	29,188	1,537,624
†Patrick Industries	25,671	1,262,756
†PGT Innovations	64,895	1,085,044
Quanex Building Products	37,152	701,801
Simpson Manufacturing	50,489	3,355,499
†Trex	64,895	4,652,971
Universal Forest Products	66,110	2,516,147
		30,721,150
Capital Markets–1.40%
Ares Management	72,800	1,905,176
Artisan Partners Asset Management Class A	56,800	1,563,136
Associated Capital Group Class A	3,251	121,587
B. Riley Financial	21,523	448,970
†Blucora	52,668	1,599,527
BrightSphere Investment Group	82,500	941,325
Cohen & Steers	24,769	1,274,117
†Cowen Class A	32,908	565,689
Diamond Hill Investment Group	3,732	528,899
†Donnelley Financial Solutions	39,100	521,594
Federated Investors Class B	106,400	3,458,000
†Focus Financial Partners Class A	34,700	947,657
GAIN Capital Holdings	36,453	150,551
GAMCO Investors Class A	5,495	105,339
Greenhill & Co.	17,190	233,612
Hamilton Lane Class A	24,800	1,415,088
Houlihan Lokey	37,464	1,668,272
†INTL. FCStone	17,624	697,734
Ladenburg Thalmann Financial Services	139,208	477,484
Moelis & Co. Class A	53,800	1,880,310
Och-Ziff Capital Management Group Class A	19,800	454,608
Oppenheimer Holdings Class A	9,902	269,533
Piper Jaffray	14,668	1,089,392
PJT Partners Class A	26,500	1,073,780
Pzena Investment Management Class A	16,959	145,678
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
†Safeguard Scientifics	19,020	$ 229,571
†Siebert Financial	10,000	90,000
Silvercrest Asset Management Group Class A	10,800	151,524
Stifel Financial	76,147	4,497,242
Value Line	100	2,751
Virtus Investment Partners	7,332	787,457
Waddell & Reed Financial Class A	80,100	1,335,267
Westwood Holdings Group	9,814	345,453
WisdomTree Investments	152,708	942,208
		31,918,531
Chemicals–1.95%
Advanced Emissions Solutions	18,900	238,896
†AdvanSix	30,600	747,558
American Vanguard	33,995	523,863
†Amyris	31,700	112,852
Balchem	36,209	3,619,814
Chase	8,239	886,846
†Ferro	92,787	1,466,035
†Flotek Industries	56,003	185,370
FutureFuel	30,208	353,131
†GCP Applied Technologies	61,500	1,392,360
Hawkins	10,759	467,048
HB Fuller	55,809	2,589,538
†Ingevity	46,553	4,895,979
Innophos Holdings	19,564	569,508
Innospec	26,704	2,436,473
†Intrepid Potash	118,000	396,480
†Koppers Holdings	22,360	656,490
†Kraton	35,841	1,113,580
Kronos Worldwide	28,189	431,855
†Livent	157,200	1,087,824
†LSB Industries	22,161	86,428
†Marrone Bio Innovations	67,300	100,950
Minerals Technologies	39,064	2,090,315
†OMNOVA Solutions	52,040	324,209
Orion Engineered Carbons S.A.	67,700	1,449,457
PolyOne	87,964	2,761,190
†PQ Group Holdings	42,400	672,040
Quaker Chemical	14,413	2,924,109
Rayonier Advanced Materials	58,300	378,367
Sensient Technologies	46,795	3,438,496
Stepan	22,370	2,056,027
†Trecora Resources	20,892	199,936
Tredegar	30,330	504,085
Trinseo	47,300	2,002,682
†Tronox Holdings Class A	109,400	1,398,132
Valhi	27,200	80,784
		44,638,707

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–2.60%
ABM Industries	72,823	$ 2,912,920
ACCO Brands	105,424	829,687
†Advanced Disposal Services	79,800	2,546,418
Brady Class A	52,437	2,586,193
†BrightView Holdings	32,800	613,688
Brink's	55,160	4,477,889
†Casella Waste Systems Class A	50,434	1,998,700
†CECO Environmental	32,964	316,125
†Charah Solutions	6,100	33,550
†Cimpress	24,234	2,202,628
CompX International	338	5,712
Covanta Holding	129,600	2,321,136
Deluxe	51,040	2,075,286
Ennis	29,862	612,768
Healthcare Services Group	81,581	2,473,536
†Heritage-Crystal Clean	17,454	459,215
Herman Miller	64,687	2,891,509
HNI	47,975	1,697,356
Interface Class A	67,921	1,041,229
Kimball International Class B	41,602	725,123
Knoll	55,882	1,284,168
LSC Communications	34,300	125,881
Matthews International Class A	35,110	1,223,584
McGrath RentCorp	26,740	1,661,891
Mobile Mini	49,166	1,496,121
MSA Safety	39,764	4,190,728
Multi-Color	16,292	814,111
†NL Industries	5,036	18,381
†NRC Group Holdings	13,400	149,008
†PICO Holdings	23,871	277,381
Pitney Bowes	193,500	828,180
Quad/Graphics	38,023	300,762
RR Donnelley & Sons	83,400	164,298
†SP Plus	26,197	836,470
Steelcase Class A	92,434	1,580,621
†Team	34,497	528,494
Tetra Tech	60,791	4,775,133
U.S. Ecology	24,313	1,447,596
UniFirst	16,767	3,161,753
Viad	22,513	1,491,261
VSE	8,966	257,235
		59,433,725
Communications Equipment–1.14%
†Acacia Communications	42,400	1,999,584
ADTRAN	55,048	839,482
†Aerohive Networks	33,922	150,275
†Applied Optoelectronics	22,400	230,272
†CalAmp	37,172	434,169
†Calix	52,331	343,292
†Casa Systems	27,596	177,442
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Clearfield	11,500	$ 152,375
Comtech Telecommunications	26,375	741,401
†DASAN Zhone Solutions	4,900	63,651
†Digi International	28,543	361,925
†Extreme Networks	134,645	871,153
†Finisar	129,136	2,953,340
†Harmonic	97,288	539,949
†Infinera	172,741	502,676
†Inseego	54,700	262,013
InterDigital	35,988	2,317,627
†KVH Industries	21,275	231,259
†Lumentum Holdings	86,020	4,594,328
†NETGEAR	32,034	810,140
†NetScout Systems	82,756	2,101,175
Plantronics	36,751	1,361,257
†Ribbon Communications	65,002	317,860
TESSCO Technologies	8,100	144,666
†Viavi Solutions	258,900	3,440,781
		25,942,092
Construction & Engineering–1.12%
†Aegion	36,928	679,475
†Ameresco Class A	22,821	336,153
Arcosa	55,100	2,073,355
Argan	16,824	682,382
Comfort Systems USA	40,436	2,061,832
†Construction Partners Class A	15,000	225,300
†Dycom Industries	33,329	1,962,078
EMCOR Group	62,796	5,532,328
Granite Construction	52,979	2,552,528
†Great Lakes Dredge & Dock	67,234	742,263
†IES Holdings	8,200	154,570
†MasTec	69,678	3,590,507
†MYR Group	18,794	701,956
†Northwest Pipe	12,348	318,332
†NV5 Global	10,800	879,120
Primoris Services	50,738	1,061,946
†Sterling Construction	31,900	428,098
†Tutor Perini	46,283	641,945
†Willscot	59,300	891,872
		25,516,040
Construction Materials–0.16%
†Forterra	21,000	104,370
†Summit Materials Class A	123,916	2,385,383
†U.S. Concrete	18,500	919,265
United States Lime & Minerals	2,087	166,960
		3,575,978
Consumer Finance–0.69%
†Curo Group Holdings	11,800	130,390

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†Elevate Credit	20,000	$ 82,400
†Encore Capital Group	35,263	1,194,358
†Enova International	37,823	871,820
†EZCORP Class A	58,819	557,016
FirstCash	46,824	4,683,337
†Green Dot Class A	56,002	2,738,498
†LendingClub	358,800	1,176,864
†Medallion Financial	26,500	178,610
Nelnet Class A	19,038	1,127,430
†PRA Group	49,423	1,390,763
†Regional Management	11,343	299,115
†World Acceptance	7,601	1,247,400
		15,678,001
Containers & Packaging–0.10%
Greif Class A	29,600	963,480
Greif Class B	5,917	258,277
Myers Industries	40,597	782,304
†UFP Technologies	7,000	291,270
		2,295,331
Distributors–0.12%
Core-Mark Holding	50,360	2,000,299
†Funko Class A	19,900	481,978
Weyco Group	5,958	159,138
		2,641,415
Diversified Consumer Services–1.02%
†Adtalem Global Education	63,217	2,847,926
†American Public Education	18,660	551,963
†Career Education	75,268	1,435,361
Carriage Services	21,535	409,380
†Chegg	130,416	5,032,753
Collectors Universe	10,100	215,534
†Houghton Mifflin Harcourt	117,300	675,648
†K12	43,900	1,334,999
†Laureate Education Class A	104,800	1,646,408
†OneSpaWorld Holdings	52,200	809,100
†Regis	33,946	563,504
†Select Interior Concepts Class A	26,000	302,900
†Sotheby's	36,378	2,114,653
Strategic Education	24,035	4,278,230
†Weight Watchers International	53,500	1,021,850
		23,240,209
Diversified Financial Services–0.21%
Banco Latinoamericano de Comercio Exterior S.A.	35,358	736,507
†Cannae Holdings	76,100	2,205,378
FGL Holdings	162,600	1,365,840
Marlin Business Services	10,241	255,308
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
†On Deck Capital	60,600	$ 251,490
		4,814,523
Diversified Telecommunication Services–0.64%
ATN International	11,892	686,525
†Bandwidth Class A	18,300	1,372,866
†Cincinnati Bell	51,186	253,371
Cogent Communications Holdings	47,404	2,813,901
Consolidated Communications Holdings	79,855	393,685
†Frontier Communications	131,773	230,603
†IDT Class B	21,300	201,711
†Intelsat	76,100	1,480,145
†Iridium Communications	111,750	2,599,305
†Ooma	22,394	234,689
†ORBCOMM	83,894	608,232
†Pareteum	128,900	336,429
†pdvWireless	9,900	465,300
†Vonage Holdings	255,286	2,892,390
		14,569,152
Electric Utilities–1.02%
ALLETE	58,273	4,848,896
El Paso Electric	44,536	2,912,654
Genie Energy Class B	18,100	192,765
MGE Energy	38,415	2,807,368
Otter Tail	43,481	2,296,232
PNM Resources	89,436	4,553,187
Portland General Electric	100,900	5,465,753
Spark Energy Class A	11,700	130,923
		23,207,778
Electrical Equipment–0.86%
Allied Motion Technologies	8,400	318,360
†American Superconductor	26,100	242,259
†Atkore International Group	52,600	1,360,762
AZZ	29,527	1,358,832
†Bloom Energy Class A	63,600	780,388
Encore Wire	23,226	1,360,579
†Energous	24,800	108,376
EnerSys	47,622	3,262,107
†Generac Holdings	68,790	4,774,714
†Plug Power	230,800	519,300
Powell Industries	9,308	353,704
Preformed Line Products	3,186	176,887
†Sunrun	124,900	2,343,124
†Thermon Group Holdings	37,203	954,257
†TPI Composites	33,200	820,704
†Vicor	20,071	623,205
†Vivint Solar	51,700	377,410
		19,734,968

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–2.41%
†Airgain	12,000	$ 169,800
†Akoustis Technologies	31,600	202,240
†Anixter International	34,501	2,060,055
†Arlo Technologies	80,815	324,068
AVX	54,000	896,400
Badger Meter	31,622	1,887,517
Bel Fuse Class B	12,485	214,367
Belden	44,542	2,653,367
Benchmark Electronics	45,066	1,132,058
†Control4	30,300	719,625
CTS	37,111	1,023,521
Daktronics	37,661	232,368
†ePlus	15,258	1,051,887
†Fabrinet	39,856	1,979,647
†FARO Technologies	19,199	1,009,483
†Fitbit Class A	252,701	1,111,884
†II-VI	69,316	2,534,193
†Insight Enterprises	38,803	2,258,335
†Iteris	32,786	169,504
†Itron	37,400	2,340,118
KEMET	64,900	1,220,769
†Kimball Electronics	30,275	491,666
†Knowles	96,706	1,770,687
Methode Electronics	41,666	1,190,398
MTS Systems	20,457	1,197,348
†Napco Security Technologies	12,000	356,160
†nLight	37,500	720,000
†Novanta	37,963	3,579,911
†OSI Systems	18,568	2,091,314
†PAR Technology	12,900	363,780
Park Electrochemical	22,688	378,663
PC Connection	11,324	396,114
†PCM	11,200	392,448
†Plexus	32,363	1,889,028
†Rogers	20,852	3,598,638
†Sanmina	74,795	2,264,793
†ScanSource	29,637	964,981
†Tech Data	40,900	4,278,140
†TTM Technologies	113,050	1,153,110
Vishay Intertechnology	146,021	2,412,267
†Vishay Precision Group	10,872	441,729
		55,122,381
Energy Equipment & Services–1.36%
Archrock	146,402	1,551,861
†C&J Energy Services	75,400	888,212
†Cactus Class A	53,400	1,768,608
†Covia Holdings	30,880	60,525
†Diamond Offshore Drilling	74,000	656,380
DMC Global	16,500	1,045,275
†Dril-Quip	39,500	1,896,000
†Era Group	21,219	176,966
†Exterran	37,600	534,672
†Forum Energy Technologies	95,746	327,451
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Frank's International	123,500	$ 674,310
†FTS International	40,500	225,990
†Geospace Technologies	16,400	247,804
†Helix Energy Solutions Group	161,456	1,393,365
†Independence Contract Drilling	49,107	77,589
†Keane Group	51,600	346,752
†KLX Energy Services Holdings	23,320	476,428
Liberty Oilfield Services Class A	50,600	818,708
Mammoth Energy Services	14,700	101,136
†Matrix Service	30,807	624,150
†McDermott International	205,689	1,986,956
Nabors Industries	403,000	1,168,700
†National Energy Services Reunited	29,000	252,300
†Natural Gas Services Group	12,589	207,719
†NCS Multistage Holdings	8,600	30,530
†Newpark Resources	90,041	668,104
†Nine Energy Service	17,600	305,008
†Noble	280,200	523,974
†Oceaneering International	109,200	2,226,588
†Oil States International	68,300	1,249,890
†Pacific Drilling	35,100	442,260
†Parker Drilling	11,600	235,248
†ProPetro Holding	90,600	1,875,420
†RigNet	14,363	144,779
RPC	68,100	491,001
†SEACOR Holdings	19,600	931,196
†SEACOR Marine Holdings	16,964	253,781
†Seadrill	71,500	297,440
†Select Energy Services Class A	68,200	791,802
†Smart Sand	19,900	48,556
Solaris Oilfield Infrastructure Class A	31,800	476,364
†Superior Energy Services	176,300	229,190
†TETRA Technologies	152,342	248,318
†Tidewater	43,111	1,012,246
U.S. Silica Holdings	80,283	1,026,820
†U.S. Well Services	26,800	129,176
		31,145,548
Entertainment–0.27%
AMC Entertainment Holdings Class A	59,190	552,243
†Eros International	42,700	57,645
†Gaia	11,361	86,116
†Glu Mobile	132,632	952,298
†IMAX	55,100	1,113,020
†Liberty Media-Liberty Braves Class A	12,600	350,280

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Liberty Media-Liberty Braves Class C	41,100	$ 1,149,567
†LiveXLive Media	37,000	153,550
Marcus	25,634	844,897
†Reading International Class A	20,240	262,715
†Rosetta Stone	23,600	539,968
		6,062,299
Equity Real Estate Investment Trusts–6.89%
Acadia Realty Trust	88,715	2,428,130
Agree Realty	42,466	2,719,947
Alexander & Baldwin	75,408	1,741,925
Alexander's	2,476	916,863
American Assets Trust	52,573	2,477,240
American Finance Trust	121,700	1,326,530
Armada Hoffler Properties	55,500	918,525
Ashford Hospitality Trust	102,798	305,310
Bluerock Residential Growth REIT	25,100	294,925
Braemar Hotels & Resorts	28,354	280,705
BRT Apartments	10,000	141,300
CareTrust REIT	107,771	2,562,794
CatchMark Timber Trust Class A	58,100	607,145
CBL & Associates Properties	199,400	207,376
Cedar Realty Trust	110,661	293,252
Chatham Lodging Trust	51,731	976,164
Chesapeake Lodging Trust	65,515	1,861,936
CIM Commercial Trust	5,600	115,472
City Office REIT	45,500	545,545
Clipper Realty	14,900	166,582
Community Healthcare Trust	20,200	796,082
CoreCivic	130,700	2,713,332
CorEnergy Infrastructure Trust	14,120	559,999
CorePoint Lodging	47,750	591,623
DiamondRock Hospitality	228,574	2,363,455
Easterly Government Properties	77,600	1,405,336
EastGroup Properties	40,788	4,730,592
Essential Properties Realty Trust	56,500	1,132,260
Farmland Partners	33,900	238,995
First Industrial Realty Trust	141,706	5,206,278
Four Corners Property Trust	74,700	2,041,551
Franklin Street Properties	118,827	876,943
Front Yard Residential	57,200	698,984
GEO Group	132,226	2,778,068
Getty Realty	38,064	1,170,849
Gladstone Commercial	32,605	691,878
Gladstone Land	14,900	171,797
Global Medical REIT	36,400	382,200
Global Net Lease	95,554	1,874,769
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Hannon Armstrong Sustainable Infrastructure Capital	69,700	$ 1,964,146
Healthcare Realty Trust	143,884	4,506,447
Hersha Hospitality Trust	35,741	591,156
Independence Realty Trust	97,056	1,122,938
Industrial Logistics Properties Trust	73,589	1,532,123
Innovative Industrial Properties	10,700	1,322,092
Investors Real Estate Trust	13,746	806,478
iStar	74,470	924,917
Jernigan Capital	21,200	434,600
Kite Realty Group Trust	91,754	1,388,238
Lexington Realty Trust	258,586	2,433,294
LTC Properties	43,473	1,984,977
Mack-Cali Realty	99,700	2,322,013
Monmouth Real Estate Investment	103,589	1,403,631
National Health Investors	47,134	3,677,866
National Storage Affiliates Trust	62,550	1,810,197
New Senior Investment Group	81,700	549,024
NexPoint Residential Trust	20,500	848,700
NorthStar Realty Europe	50,800	834,644
Office Properties Income Trust	54,240	1,424,885
One Liberty Properties	17,045	493,623
Pebblebrook Hotel Trust	146,360	4,124,425
Pennsylvania Real Estate Investment Trust	79,199	514,794
Physicians Realty Trust	209,000	3,644,960
Piedmont Office Realty Trust Class A	138,800	2,766,284
PotlatchDeltic	73,006	2,845,774
Preferred Apartment Communities Class A	45,800	684,710
PS Business Parks	22,562	3,802,374
QTS Realty Trust Class A	61,700	2,849,306
Retail Opportunity Investments	123,967	2,123,555
Retail Value	17,300	602,040
Rexford Industrial Realty	116,800	4,715,216
RLJ Lodging Trust	191,055	3,389,316
RPT Realty	89,205	1,080,273
Ryman Hospitality Properties	51,606	4,184,731
Sabra Health Care REIT	201,377	3,965,113
Safehold	11,400	344,280
Saul Centers	13,566	761,460
Senior Housing Properties Trust	267,600	2,213,052
Seritage Growth Properties Class A	36,200	1,555,152

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Spirit MTA REIT	45,500	$ 379,470
STAG Industrial	142,234	4,301,156
Summit Hotel Properties	114,773	1,316,446
Sunstone Hotel Investors	250,792	3,438,358
Tanger Factory Outlet Centers	101,600	1,646,936
Terreno Realty	70,034	3,434,467
UMH Properties	38,867	482,339
Uniti Group	209,100	1,986,450
Universal Health Realty Income Trust	14,573	1,237,685
Urban Edge Properties	130,000	2,252,900
Urstadt Biddle Properties Class A	33,917	712,257
Washington Prime Group	190,800	728,856
Washington Real Estate Investment Trust	88,175	2,356,918
Whitestone REIT	43,971	557,992
Xenia Hotels & Resorts	124,104	2,587,568
		157,275,259
Food & Staples Retailing–0.62%
Andersons	36,063	982,356
†BJ's Wholesale Club Holdings	127,700	3,371,280
†Chefs' Warehouse	24,695	866,054
†HF Foods Group	9,300	323,733
Ingles Markets Class A	16,531	514,610
†Natural Grocers by Vitamin Cottage	9,189	92,349
†Performance Food Group	115,700	4,631,471
PriceSmart	25,532	1,305,196
†Rite Aid	59,605	477,436
SpartanNash	40,758	475,646
†United Natural Foods	57,599	516,663
Village Super Market Class A	10,513	278,700
Weis Markets	11,100	404,151
		14,239,645
Food Products–1.13%
Alico	4,363	132,374
B&G Foods Class A	72,714	1,512,451
Calavo Growers	17,554	1,698,174
Cal-Maine Foods	35,830	1,494,828
†Darling Ingredients	180,059	3,581,374
Dean Foods	107,055	98,898
†Farmer Brothers	10,801	176,812
Fresh Del Monte Produce	34,456	928,589
†Freshpet	35,200	1,601,952
†Hostess Brands	109,400	1,579,736
J&J Snack Foods	16,587	2,669,678
John B Sanfilippo & Son	10,002	797,059
Lancaster Colony	20,754	3,084,044
†Landec	29,706	278,345
Limoneira	17,745	353,835
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Sanderson Farms	22,390	$ 3,057,578
†Seneca Foods Class A	8,188	227,872
†Simply Good Foods	80,300	1,933,624
Tootsie Roll Industries	16,822	621,237
		25,828,460
Gas Utilities–1.22%
Chesapeake Utilities	17,465	1,659,524
New Jersey Resources	99,797	4,966,897
Northwest Natural Holding	31,619	2,197,520
ONE Gas	58,746	5,304,764
RGC Resources	9,085	277,274
South Jersey Industries	101,804	3,433,849
Southwest Gas Holdings	60,022	5,379,172
Spire	55,920	4,692,806
		27,911,806
Health Care Equipment & Supplies–3.83%
†Accuray	99,918	386,683
†Alphatec Holdings	38,600	175,244
†AngioDynamics	41,492	816,977
†Antares Pharma	168,700	555,023
†Apyx Medical	40,800	274,176
†AtriCure	42,203	1,259,338
Atrion	1,567	1,336,244
†Avanos Medical	51,700	2,254,637
†Avedro	6,700	131,588
†AxoGen	38,400	760,320
†Axonics Modulation Technologies	17,900	733,363
†BioLife Solutions, Inc.	8,800	149,160
†BioSig Technologies	20,000	187,800
†Cardiovascular Systems	37,482	1,609,102
†Cerus	156,883	881,682
†Conformis	77,100	336,156
CONMED	30,722	2,628,882
†Corindus Vascular Robotics	109,500	326,310
†CryoLife	41,510	1,242,394
†CryoPort	26,700	489,144
†Cutera	13,200	274,296
†CytoSorbents	30,500	201,605
†ElectroCore	6,200	12,400
†GenMark Diagnostics	61,900	401,731
†Glaukos	40,200	3,031,080
†Globus Medical Class A	85,574	3,619,780
†Haemonetics	57,536	6,923,882
†Heska	7,600	647,292
†Inogen	20,700	1,381,932
†Integer Holdings	36,625	3,073,570
†IntriCon	9,400	219,584
Invacare	41,139	213,511
†iRadimed	4,700	96,115
†iRhythm Technologies	27,950	2,210,286
†Lantheus Holdings	43,500	1,231,050

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
LeMaitre Vascular	18,498	$ 517,574
†LivaNova	53,496	3,849,572
Meridian Bioscience	47,375	562,815
†Merit Medical Systems	60,341	3,593,910
Mesa Laboratories	3,830	935,822
†Misonix	9,100	231,322
†Natus Medical	36,463	936,734
†Neogen	57,725	3,585,300
†Neuronetics	14,374	179,819
†Nevro	32,100	2,081,043
†Novocure	95,165	6,017,283
†NuVasive	58,437	3,420,902
†OraSure Technologies	68,706	637,592
†Orthofix Medical	20,603	1,089,487
†OrthoPediatrics	9,105	355,095
†Pulse Biosciences	10,700	141,240
†Quidel	40,025	2,374,283
†Rockwell Medical	55,635	167,461
†RTI Surgical	69,600	295,800
†SeaSpine Holdings	15,740	208,555
†Senseonics Holdings	86,700	176,868
†Shockwave Medical	7,800	445,302
†SI-BONE	19,200	390,528
†Sientra	24,500	150,920
†Silk Road Medical	8,300	402,218
†STAAR Surgical	50,499	1,483,661
†Surmodics	14,765	637,405
†Tactile Systems Technology	20,700	1,178,244
†Tandem Diabetes Care	62,400	4,026,048
†TransEnterix	186,800	254,048
†TransMedics Group	8,200	237,718
Utah Medical Products	3,615	345,956
†Vapotherm	6,300	144,900
†Varex Imaging	42,900	1,314,885
†ViewRay	74,400	655,464
†Wright Medical Group	141,944	4,232,770
Zynex	19,300	173,507
		87,504,388
Health Care Providers & Services–1.92%
†Addus HomeCare	10,800	809,460
†Amedisys	35,316	4,287,716
†American Renal Associates Holdings	14,500	107,880
†AMN Healthcare Services	50,874	2,759,915
†Apollo Medical Holdings	3,400	56,814
†BioScrip	146,931	382,021
†BioTelemetry	36,403	1,752,804
†Brookdale Senior Living	209,900	1,513,379
†Catasys	9,100	174,902
†Community Health Systems	104,000	277,680
†CorVel	10,286	894,985
†Cross Country Healthcare	36,717	344,405
†Diplomat Pharmacy	64,600	393,414
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Ensign Group	57,033	$ 3,246,318
†Enzo Biochem	41,515	139,906
†Genesis Healthcare	53,778	66,685
†Hanger	41,700	798,555
†HealthEquity	69,000	4,512,600
†Joint	15,900	289,380
†LHC Group	33,904	4,054,240
†Magellan Health	25,395	1,885,071
National HealthCare	13,975	1,134,071
National Research Class A	12,837	739,283
Owens & Minor	71,454	228,653
Patterson	90,500	2,072,450
†PetIQ	18,900	622,944
†Providence Service	12,733	730,110
†R1 RCM	114,164	1,436,183
†RadNet	46,100	635,719
†Select Medical Holdings	119,867	1,902,289
†Surgery Partners	19,400	157,916
†Tenet Healthcare	116,192	2,400,527
†Tivity Health	51,728	850,408
†Triple-S Management Class B	21,938	523,221
U.S. Physical Therapy	13,749	1,685,215
		43,867,119
Health Care Technology–1.01%
†Allscripts Healthcare Solutions	192,300	2,236,449
†Castlight Health Class B	120,000	387,600
Computer Programs & Systems	14,149	393,201
†Evolent Health Class A	76,800	610,560
†HealthStream	29,645	766,619
†HMS Holdings	97,820	3,168,390
†Inovalon Holdings Class A	80,300	1,165,153
†Inspire Medical Systems	16,000	970,400
†NextGen Healthcare	60,328	1,200,527
†Omnicell	46,125	3,968,134
†OptimizeRx	14,900	241,380
Simulations Plus	11,900	339,864
†Tabula Rasa HealthCare	22,300	1,113,439
†Teladoc Health	80,256	5,329,801
†Vocera Communications	33,640	1,073,789
		22,965,306
Hotels, Restaurants & Leisure–2.68%
BBX Capital	77,500	380,525
†Biglari Holdings Class B	885	91,916
BJ's Restaurants	22,759	1,000,030
Bloomin' Brands	104,052	1,967,623
Bluegreen Vacations	8,200	95,858
Boyd Gaming	90,859	2,447,741
Brinker International	40,000	1,574,000
†Carrols Restaurant Group	41,165	371,720
†Century Casinos	27,600	267,720

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory	46,674	$ 2,040,587
Churchill Downs	38,783	4,462,760
†Chuy's Holdings	19,832	454,549
Cracker Barrel Old Country Store	21,162	3,612,988
Dave & Buster's Entertainment	41,300	1,671,411
†Del Frisco's Restaurant Group	34,687	276,109
†Del Taco Restaurants	33,400	428,188
†Denny's	67,756	1,391,031
Dine Brands Global	18,532	1,769,250
†Drive Shack	64,700	303,443
†El Pollo Loco Holdings	25,500	271,830
†Eldorado Resorts	72,300	3,330,861
†Empire Resorts	4,339	41,654
†Everi Holdings	76,800	916,224
†Fiesta Restaurant Group	25,957	341,075
†Golden Entertainment	21,700	303,800
†Habit Restaurants Class A	22,300	233,927
†Inspired Entertainment	12,500	105,500
International Speedway Class A	24,718	1,109,591
†J Alexander's Holdings	13,071	146,787
Jack in the Box	29,115	2,369,670
†Lindblad Expeditions Holdings	21,600	387,720
Marriott Vacations Worldwide	49,657	4,786,935
†Monarch Casino & Resort	13,184	563,484
Nathan's Famous	3,102	242,328
†Noodles & Co.	35,100	276,588
Papa John's International	25,222	1,127,928
†Penn National Gaming	121,203	2,334,370
†PlayAGS	30,900	601,005
†Potbelly	24,300	123,687
RCI Hospitality Holdings	9,600	168,096
†Red Lion Hotels	20,100	142,911
†Red Robin Gourmet Burgers	15,222	465,337
Red Rock Resorts Class A	76,900	1,651,812
Ruth's Hospitality Group	33,008	749,612
†Scientific Games Class A	63,652	1,261,583
†SeaWorld Entertainment	60,600	1,878,600
†Shake Shack Class A	31,900	2,303,180
Speedway Motorsports	11,161	207,037
†Target Hospitality	39,300	357,630
Texas Roadhouse	76,670	4,114,879
†Twin River Worldwide Holdings	24,200	719,950
Wingstop	32,000	3,032,000
		61,275,040
Household Durables–1.59%
Bassett Furniture Industries	10,800	164,700
†Beazer Homes USA	34,019	326,923
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Cavco Industries	9,526	$ 1,500,726
†Century Communities	30,338	806,384
Ethan Allen Interiors	28,032	590,354
Flexsteel Industries	9,132	155,792
†GoPro Class A	130,300	711,438
†Green Brick Partners	27,182	225,882
Hamilton Beach Brands Holding Class A	7,284	138,760
†Helen of Troy	27,598	3,604,023
Hooker Furniture	13,900	286,618
†Installed Building Products	25,718	1,523,020
†iRobot	30,922	2,833,692
KB Home	94,636	2,434,984
La-Z-Boy	51,633	1,583,068
†Legacy Housing	1,960	24,402
†LGI Homes	22,700	1,621,461
Lifetime Brands	10,224	96,719
†Lovesac	7,200	223,704
†M/I Homes	27,274	778,400
MDC Holdings	54,085	1,772,906
†Meritage Homes	41,984	2,155,459
†Purple Innovation	4,511	30,449
†Skyline Champion	57,134	1,564,329
†Sonos	80,036	907,608
†Taylor Morrison Home Class A	127,100	2,664,016
†TopBuild	37,800	3,128,328
†TRI Pointe Group	156,452	1,872,731
Tupperware Brands	55,700	1,059,971
†Universal Electronics	15,911	652,669
†William Lyon Homes Class A	37,600	685,448
†ZAGG	32,709	227,655
		36,352,619
Household Products–0.17%
†Central Garden & Pet	11,000	296,450
†Central Garden & Pet Class A	44,622	1,099,486
Oil-Dri Corp. of America	4,654	158,422
WD-40	15,038	2,391,644
		3,946,002
Independent Power and Renewable Electricity Producers–0.38%
†Atlantic Power	123,333	298,466
Clearway Energy Class A	38,400	621,312
Clearway Energy Class C	81,700	1,377,462
Ormat Technologies	43,860	2,780,285
Pattern Energy Group Class A	99,800	2,304,382
TerraForm Power Class A	83,264	1,190,675
		8,572,582

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.06%
Raven Industries	40,751	$ 1,462,146
		1,462,146
Insurance–2.28%
†Ambac Financial Group	46,100	776,785
American Equity Investment Life Holding	98,555	2,676,754
AMERISAFE	21,699	1,383,745
Argo Group International Holdings	35,667	2,641,141
†Citizens	58,063	423,860
CNO Financial Group	180,712	3,014,276
Crawford & Co. Class A	20,700	217,971
Donegal Group Class A	9,246	141,186
†eHealth	25,319	2,179,966
EMC Insurance Group	9,983	359,688
Employers Holdings	35,727	1,510,180
†Enstar Group	13,311	2,319,841
FBL Financial Group Class A	11,274	719,281
FedNat Holding	12,700	181,229
†Genworth Financial Class A	557,100	2,066,841
Global Indemnity	8,737	270,498
Goosehead Insurance Class A	13,000	621,400
†Greenlight Capital Re Class A	30,357	257,731
†Hallmark Financial Services	14,658	208,583
HCI Group	8,307	336,184
†Health Insurance Innovations Class A	15,300	396,576
Heritage Insurance Holdings	31,300	482,333
Horace Mann Educators	45,431	1,830,415
Independence Holding	6,117	236,850
Investors Title	1,453	242,651
James River Group Holdings	33,600	1,575,840
Kinsale Capital Group	21,600	1,975,968
†MBIA	90,184	839,613
National General Holdings	76,800	1,761,792
National Western Life Group Class A	2,616	672,312
†NI Holdings	10,200	179,622
†Palomar Holdings	7,200	173,088
ProAssurance	58,500	2,112,435
Protective Insurance Class B	9,811	170,417
RLI	44,934	3,851,293
Safety Insurance Group	16,199	1,541,011
Selective Insurance Group	65,807	4,928,286
State Auto Financial	19,195	671,825
Stewart Information Services	26,739	1,082,662
†Third Point Reinsurance	75,300	777,096
Tiptree Financial Class A	25,046	157,790
†Trupanion	32,482	1,173,575
United Fire Group	24,121	1,168,904
United Insurance Holdings	21,400	305,164
Universal Insurance Holdings	32,303	901,254
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Watford Holdings	23,400	$ 641,628
		52,157,540
Interactive Media & Services–0.51%
†Care.com	23,200	254,736
†Cargurus	83,600	3,018,796
†Cars.com	76,600	1,510,552
=†πCobalt International Energy	1	0
=πCorium International	27,200	4,896
†DHI Group	62,600	223,482
†Eventbrite Class A	42,200	683,640
†EverQuote Class A	11,300	146,900
†Liberty TripAdvisor Holdings Class A	83,075	1,030,130
†Meet Group	76,300	265,524
†QuinStreet	51,711	819,619
†Travelzoo	6,200	95,728
†TrueCar	105,000	573,300
†Yelp	89,200	3,048,856
		11,676,159
Internet & Direct Marketing Retail–0.58%
†1-800-Flowers.com Class A	31,764	599,704
†Duluth Holdings Class B	8,300	112,797
†Groupon	492,800	1,764,224
†Lands' End	14,100	172,302
†Leaf Group	15,560	115,300
†Liberty Expedia Holdings Class A	59,988	2,866,826
†Liquidity Services	32,273	196,543
†Overstock.com	27,197	369,879
PetMed Express	23,209	363,685
†Quotient Technology	90,400	970,896
†Rubicon Project	56,900	361,884
†Shutterfly	36,972	1,868,935
Shutterstock	21,852	856,380
†Stamps.com	18,138	821,107
†Stitch Fix Class A	47,600	1,522,724
†Waitr Holdings	62,400	392,496
		13,355,682
IT Services–2.20%
†Brightcove	43,686	451,276
†Carbonite	35,670	928,847
†Cardtronics Class A	40,740	1,113,017
Cass Information Systems	16,315	790,951
†Conduent	196,100	1,880,599
CSG Systems International	37,288	1,820,773
†Endurance International Group Holdings	81,500	391,200
EVERTEC	67,300	2,200,710
†Evo Payments Class A	35,700	1,125,621
†Exela Technologies	52,100	114,099
†ExlService Holdings	36,748	2,430,145

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†GTT Communications	43,700	$ 769,120
Hackett Group	28,176	473,075
†I3 Verticals Class A	7,891	232,390
†Information Services Group	32,302	102,074
†International Money Express	16,000	225,600
KBR	159,400	3,975,436
†Limelight Networks	131,049	353,832
†LiveRamp Holdings	76,872	3,726,755
ManTech International Class A	29,217	1,923,940
MAXIMUS	71,474	5,184,724
NIC	74,947	1,202,150
†Paysign	35,100	469,287
†Perficient	36,725	1,260,402
Perspecta	156,200	3,656,642
Presidio	53,300	728,611
†PRGX Global	23,300	156,576
Science Applications International	66,672	5,771,128
†StarTek	21,100	172,387
†Sykes Enterprises	44,577	1,224,085
TTEC Holdings	16,660	776,189
†Tucows Class A	10,400	634,608
†Unisys	57,754	561,369
†USA Technologies	68,196	506,696
†Verra Mobility	111,900	1,464,771
†Virtusa	32,649	1,450,595
		50,249,680
Leisure Products–0.37%
Acushnet Holdings	40,200	1,055,652
†American Outdoor Brands	61,332	552,601
Callaway Golf	103,927	1,783,387
Clarus	21,400	309,016
Escalade	13,703	157,174
Johnson Outdoors Class A	5,086	379,263
†Malibu Boats Class A	23,800	924,630
Marine Products	7,736	119,444
†Mastercraft Boat Holgings	21,700	425,103
Sturm Ruger & Co.	19,114	1,041,331
†Vista Outdoor	65,500	581,640
†YETI Holdings	35,400	1,024,830
		8,354,071
Life Sciences Tools & Services–0.69%
†Accelerate Diagnostics	31,621	723,488
†Cambrex	37,146	1,738,804
†ChromaDex	44,900	208,785
†Codexis	56,200	1,035,766
†Fluidigm	79,166	975,325
Luminex	48,107	992,929
†Medpace Holdings	31,200	2,041,104
†NanoString Technologies	37,800	1,147,230
†NeoGenomics	98,865	2,169,098
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Pacific Biosciences of California	153,998	$ 931,688
†Quanterix	8,600	290,594
†Syneos Health	68,199	3,484,287
		15,739,098
Machinery–3.90%
Actuant Class A	67,414	1,672,541
Alamo Group	11,135	1,112,721
Albany International Class A	31,643	2,623,521
Altra Industrial Motion	72,578	2,604,099
Astec Industries	23,047	750,410
Barnes Group	52,554	2,960,892
†Blue Bird	14,892	293,223
Briggs & Stratton	47,814	489,615
†Chart Industries	39,974	3,073,201
†CIRCOR International	22,327	1,027,042
Columbus McKinnon	26,008	1,091,556
†Commercial Vehicle Group	30,800	247,016
Douglas Dynamics	25,649	1,020,574
Eastern	5,400	151,308
†Energy Recovery	37,400	389,708
EnPro Industries	22,709	1,449,743
ESCO Technologies	28,138	2,324,762
†Evoqua Water Technologies	85,400	1,216,096
Federal Signal	65,707	1,757,662
Franklin Electric	51,140	2,429,150
†Gencor Industries	11,730	152,490
Gorman-Rupp	20,282	665,858
Graham	10,262	207,395
Greenbrier	36,701	1,115,710
†Harsco	88,700	2,433,928
Helios Technologies	32,028	1,486,419
Hillenbrand	69,136	2,735,712
Hurco	6,369	226,482
Hyster-Yale Materials Handling	11,866	655,715
John Bean Technologies	34,392	4,165,903
Kadant	12,499	1,135,034
Kennametal	92,500	3,421,575
†LB Foster Class A	9,908	270,885
Lindsay	12,407	1,019,979
Luxfer Holdings	31,400	769,928
†Lydall	18,102	365,660
†Manitowoc	40,975	729,355
†Meritor	90,712	2,199,766
†Milacron Holdings	78,500	1,083,300
Miller Industries	13,146	404,240
Mueller Industries	62,640	1,833,473
Mueller Water Products Class A	171,127	1,680,467
†Navistar International	54,400	1,874,080
NN	41,056	400,707
Omega Flex	3,189	244,947

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Park-Ohio Holdings	9,216	$ 300,349
†Proto Labs	29,843	3,462,385
†RBC Bearings	27,318	4,556,916
REV Group	30,500	439,505
†Rexnord	118,564	3,583,004
Spartan Motors	41,116	450,631
†SPX	47,700	1,575,054
†SPX FLOW	46,600	1,950,676
Standex International	12,954	947,456
Tennant	20,481	1,253,437
Terex	71,600	2,248,240
Titan International	52,210	255,307
†TriMas	50,725	1,570,953
†Twin Disc	9,200	138,920
Wabash National	62,540	1,017,526
Watts Water Technologies Class A	30,594	2,850,749
†Welbilt	146,700	2,449,890
		89,014,846
Marine–0.12%
Costamare	53,000	271,890
†Eagle Bulk Shipping	48,596	254,643
†Genco Shipping & Trading	9,900	83,556
Matson	46,900	1,822,065
†Safe Bulkers	54,300	84,708
Scorpio Bulkers	62,391	286,999
		2,803,861
Media–0.99%
†Boston Omaha Class A	12,200	282,430
†Cardlytics	16,100	418,278
†Central European Media Enterprises Class A	109,761	478,558
†Clear Channel Outdoor Holdings	46,000	217,120
†comScore	57,700	297,732
†Cumulus Media Class A	17,200	319,060
†Daily Journal	1,250	297,500
Emerald Expositions Events	26,000	289,900
Entercom Communications Class A	145,566	844,283
Entravision Communications Class A	67,130	209,446
EW Scripps Class A	62,766	959,692
†Fluent	32,900	177,002
Gannett	116,500	950,640
†Gray Television	103,218	1,691,743
†Hemisphere Media Group	22,200	286,824
†Lee Enterprises	69,800	156,352
†Liberty Latin America Class A	52,900	911,467
†Liberty Latin America Class C	125,356	2,154,870
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Loral Space & Communications	14,961	$ 516,304
†Marchex Class B	43,800	205,860
†MDC Partners Class A	57,535	144,988
Meredith	43,434	2,391,476
†MSG Networks Class A	65,600	1,360,544
National CineMedia	89,429	586,654
New Media Investment Group	68,000	641,920
Saga Communications Class A	3,413	106,622
Scholastic	32,491	1,080,001
†TechTarget	24,598	522,707
TEGNA	238,086	3,607,003
Tribune Publishing	22,200	176,934
†WideOpenWest	37,900	275,154
		22,559,064
Metals & Mining–1.27%
†AK Steel Holding	320,819	760,341
†Allegheny Technologies	138,000	3,477,600
Carpenter Technology	51,400	2,466,172
†Century Aluminum	58,458	403,945
Cleveland-Cliffs	321,800	3,433,606
†Coeur Mining	232,386	1,008,555
Commercial Metals	128,700	2,297,295
Compass Minerals International	37,600	2,066,120
Global Brass & Copper Holdings	24,200	1,058,266
Gold Resource	55,400	187,252
Haynes International	14,681	467,003
Hecla Mining	551,376	992,477
Kaiser Aluminum	17,822	1,739,606
Materion	22,284	1,511,078
†Mayville Engineering	8,600	118,680
†Novagold Resources	262,900	1,553,739
Olympic Steel	10,006	136,582
†Ramaco Resources	4,941	26,286
†Ryerson Holding	16,325	135,987
Schnitzer Steel Industries Class A	29,901	782,509
†SunCoke Energy	74,847	664,641
Synalloy	9,400	146,828
†TimkenSteel	47,000	382,110
Warrior Met Coal	58,700	1,533,244
Worthington Industries	43,408	1,747,606
		29,097,528
Mortgage Real Estate Investment Trusts (REITs)–1.24%
AG Mortgage Investment Trust	32,484	516,496
Anworth Mortgage Asset	113,731	431,041

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Apollo Commercial Real Estate Finance	171,281	$ 3,149,858
Ares Commercial Real Estate	26,089	387,683
Arlington Asset Investment Class A	35,910	247,061
ARMOUR Residential REIT	67,753	1,262,916
Blackstone Mortgage Trust Class A	133,852	4,762,454
Capstead Mortgage	91,408	763,257
Cherry Hill Mortgage Investment	20,000	320,000
Colony Credit Real Estate	93,100	1,443,050
Dynex Capital	22,844	382,626
Ellington Financial	31,400	564,258
Exantas Capital	31,982	361,716
Granite Point Mortgage Trust	60,600	1,162,914
Great Ajax	16,479	230,706
Invesco Mortgage Capital	146,061	2,354,503
KKR Real Estate Finance Trust	25,600	509,952
Ladder Capital	116,489	1,934,882
New York Mortgage Trust	236,832	1,468,358
Orchid Island Capital	62,000	394,320
PennyMac Mortgage Investment Trust	85,321	1,862,557
Ready Capital	31,019	462,183
Redwood Trust	108,925	1,800,530
TPG RE Finance Trust	56,600	1,091,814
Western Asset Mortgage Capital	55,684	555,726
		28,420,861
Multiline Retail–0.11%
Big Lots	45,400	1,298,894
Dillard's Class A	11,800	734,904
†JC Penney	365,486	416,654
		2,450,452
Multi-Utilities–0.59%
Avista	72,126	3,216,820
Black Hills	67,873	5,305,632
NorthWestern	57,006	4,112,983
Unitil	15,941	954,706
		13,590,141
Oil, Gas & Consumable Fuels–2.65%
†Abraxas Petroleum	157,712	162,443
†Altus Midstream Class A	62,100	231,012
Arch Coal Class A	19,300	1,818,253
†Ardmore Shipping	32,900	268,135
Berry Petroleum	72,971	773,493
†Bonanza Creek Energy	20,400	425,952
†Brigham Minerals Class A	19,000	407,740
†California Resources	55,200	1,086,336
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Callon Petroleum	252,816	$ 1,666,057
†Carrizo Oil & Gas	101,689	1,018,924
†Chaparral Energy Class A	40,500	190,755
†Clean Energy Fuels	142,195	379,661
†CNX Resources	220,400	1,611,124
†Comstock Resources	21,100	117,527
†CONSOL Energy	28,700	763,707
†Contura Energy	21,700	1,126,230
CVR Energy	33,600	1,679,664
Delek US Holdings	89,579	3,629,741
†Denbury Resources	521,189	646,274
DHT Holdings	108,400	640,644
†Diamond S Shipping	26,500	338,405
†Dorian LPG	27,336	246,571
†Earthstone Energy Class A	18,900	115,668
†Energy Fuels	88,100	275,753
Evolution Petroleum	25,347	181,231
†Extraction Oil & Gas	117,300	507,909
Falcon Minerals	46,000	386,400
GasLog	46,317	666,965
Golar LNG	104,501	1,931,178
†Goodrich Petroleum	10,500	136,395
Green Plains	45,143	486,642
†Gulfport Energy	180,000	883,800
Hallador Energy	18,300	103,029
†HighPoint Resources	115,190	209,646
†International Seaways	25,565	485,735
†Isramco	751	88,994
†Jagged Peak Energy	73,700	609,499
†Laredo Petroleum	178,000	516,200
†Magnolia Oil & Gas Class A	115,000	1,331,700
†Matador Resources	125,430	2,493,548
†Midstates Petroleum	12,459	73,384
†Montage Resources	27,506	167,787
NACCO Industries Class A	3,538	183,764
†NextDecade	4,661	29,458
Nordic American Tankers	157,898	369,481
†Northern Oil and Gas	323,800	624,934
†Oasis Petroleum	361,400	2,052,752
†Overseas Shipholding Group Class A	54,300	102,084
Panhandle Oil and Gas Class A	15,948	207,962
†Par Pacific Holdings	36,235	743,542
†PDC Energy	73,050	2,634,183
Peabody Energy	86,412	2,082,529
†Penn Virginia	14,200	435,656
†PrimeEnergy Resources	700	93,191
†QEP Resources	271,300	1,961,499
†Renewable Energy Group	36,864	584,663
†REX American Resources	6,050	441,045
†Ring Energy	70,987	230,708
†SandRidge Energy	35,100	242,892
Scorpio Tankers	49,362	1,457,166

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
SemGroup Class A	90,705	$ 1,088,460
Ship Finance International	92,742	1,160,202
†SilverBow Resources	7,700	106,645
SM Energy	127,200	1,592,544
†Southwestern Energy	649,994	2,053,981
†SRC Energy	275,313	1,365,552
†Talos Energy	23,800	572,390
Teekay	70,400	242,176
†Teekay Tankers Class A	195,441	250,164
†Tellurian	108,500	851,725
†Unit	59,300	527,177
†Uranium Energy	211,100	289,207
†W&T Offshore	108,636	538,835
†Whiting Petroleum	103,100	1,925,908
World Fuel Services	73,800	2,653,848
		60,576,434
Paper & Forest Products–0.41%
Boise Cascade	44,346	1,246,566
†Clearwater Paper	18,751	346,706
Louisiana-Pacific	139,778	3,664,979
Neenah	19,095	1,289,867
PH Glatfelter	50,117	845,975
Schweitzer-Mauduit International	35,267	1,170,159
†Verso Class A	39,200	746,760
		9,311,012
Personal Products–0.29%
†Edgewell Personal Care	59,600	1,606,220
†elf Beauty	31,000	437,100
Inter Parfums	19,993	1,329,334
†Lifevantage	17,600	228,448
Medifast	12,887	1,653,402
†Nature's Sunshine Products	8,440	78,408
†Revlon Class A	6,954	134,421
†USANA Health Sciences	15,405	1,223,619
		6,690,952
Pharmaceuticals–1.58%
†AcelRx Pharmaceuticals	97,100	245,663
†Acer Therapeutics	6,700	26,130
†Aclaris Therapeutics	42,500	93,075
†Aerie Pharmaceuticals	47,900	1,415,445
†Akorn	111,400	573,710
†Amneal Pharmaceuticals Class A	108,202	775,808
†Amphastar Pharmaceuticals	41,200	869,732
†ANI Pharmaceuticals	9,400	772,680
†Aratana Therapeutics	55,399	285,859
†Arvinas HoldingLLC	20,700	455,193
†Assertio Therapeutics	60,357	208,232
†Axsome Therapeutics	28,200	726,150
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†BioDelivery Sciences International	96,200	$ 447,330
†Cerecor	28,400	154,496
†Chiasma	32,000	239,040
†Collegium Pharmaceutical	34,000	447,100
†Corcept Therapeutics	110,302	1,229,867
†CorMedix	29,200	259,004
†Cymabay Therapeutics	80,300	574,948
†Dermira	54,500	521,020
†Dova Pharmaceuticals	12,600	177,660
†Eloxx Pharmaceuticals	26,060	259,818
†Endo International	232,300	957,076
†Evofem Biosciences	19,100	126,824
†Evolus	9,300	135,966
†EyePoint Pharmaceuticals	83,400	136,776
†Innoviva	70,400	1,025,024
†Intersect ENT	35,300	803,428
†Intra-Cellular Therapies	51,200	664,576
†Kala Pharmaceuticals	17,100	109,098
†Lannett	37,580	227,735
†Liquidia Technologies	17,595	140,760
†Mallinckrodt	85,200	782,136
†Marinus Pharmaceuticals	39,800	165,170
†Menlo Therapeutics	9,900	59,301
†MyoKardia	50,200	2,517,028
†NGM Biopharmaceuticals	9,100	133,224
†Ocular Therapeutix	32,300	142,120
†Odonate Therapeutics	7,300	267,837
†Omeros	52,366	821,623
†Optinose	19,700	139,476
†Osmotica Pharmaceuticals	13,600	51,680
†Pacira Pharmaceuticals	44,075	1,916,822
†Paratek Pharmaceuticals	33,800	134,862
Phibro Animal Health Class A	22,800	724,356
†Prestige Consumer Healthcare	57,455	1,820,175
†Reata Pharmaceuticals Class A	22,757	2,147,123
†resTORbio	18,900	192,780
†Revance Therapeutics	51,200	664,064
†SIGA Technologies	55,400	314,672
†Strongbridge Biopharma	47,200	147,736
†Supernus Pharmaceuticals	54,190	1,793,147
†TherapeuticsMD	229,127	595,730
†Theravance Biopharma	48,400	790,372
†Tricida	25,000	986,500
†Verrica Pharmaceuticals	16,800	195,216
†WaVe Life Sciences	26,000	678,340
†Xeris Pharmaceuticals	23,198	265,385
†Zogenix	46,335	2,213,886
†Zynerba Pharmaceuticals	24,900	337,395
		36,083,379

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.61%
†Acacia Research	54,476	$ 161,249
†ASGN	57,604	3,490,802
Barrett Business Services	7,732	638,663
BG Staffing	8,300	156,704
†CBIZ	58,546	1,146,916
CRA International	8,151	312,428
Exponent	56,760	3,322,730
Forrester Research	11,933	561,209
†Franklin Covey	11,980	407,320
†FTI Consulting	41,706	3,496,631
†GP Strategies	15,552	234,524
Heidrick & Struggles International	18,964	568,351
†Huron Consulting Group	25,478	1,283,582
ICF International	20,051	1,459,713
†InnerWorkings	47,957	183,196
Insperity	43,567	5,321,273
Kelly Services Class A	35,777	937,000
Kforce	23,338	818,931
Korn/Ferry International	62,345	2,498,164
†Mistras Group	18,147	260,772
Navigant Consulting	42,836	993,367
Resources Connection	29,509	472,439
†TriNet Group	50,300	3,410,340
†TrueBlue	40,987	904,173
†Upwork	62,900	1,011,432
†WageWorks	45,230	2,297,232
†Willdan Group	11,700	435,825
		36,784,966
Real Estate Management & Development–0.70%
†Altisource Portfolio Solutions S.A.	11,500	226,090
†American Realty Investors	1,592	21,715
Consolidated-Tomoka Land	5,999	358,140
†Cushman & Wakefield	115,856	2,071,505
†eXp World Holdings	19,800	220,374
†Forestar Group	12,705	248,383
†FRP Holdings	7,872	439,021
Griffin Industrial Realty	1,800	63,630
HFF Class A	41,481	1,886,556
Kennedy-Wilson Holdings	137,853	2,835,636
†Marcus & Millichap	26,400	814,440
†Maui Land Pineapple	5,400	55,566
Newmark Group Class A	153,800	1,381,124
†Rafael Holdings Class B	12,700	365,125
RE/MAX Holdings Class A	17,900	550,604
Realogy Holdings	130,600	945,544
†Redfin	100,000	1,798,000
RMR Group Class A	8,195	385,001
†St Joe	40,768	704,471
†Stratus Properties	8,000	259,440
†Tejon Ranch	25,018	415,049
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Transcontinental Realty Investors	2,115	$ 54,208
		16,099,622
Road & Rail–0.48%
ArcBest	25,642	720,797
†Avis Budget Group	69,400	2,440,104
†Covenant Transportation Group Class A	14,900	219,179
†Daseke	43,700	157,320
Heartland Express	47,609	860,295
†Hertz Global Holdings	114,900	1,833,804
Marten Transport	44,663	810,633
†PAM Transportation Services	1,400	86,800
†Saia	28,383	1,835,529
Universal Logistics Holdings	9,097	204,409
†US Xpress Enterprises Class A	21,200	108,968
Werner Enterprises	48,656	1,512,228
†YRC Worldwide	34,700	139,841
		10,929,907
Semiconductors & Semiconductor Equipment–2.24%
†Adesto Technologies	23,312	189,993
†Advanced Energy Industries	42,279	2,379,039
†Alpha & Omega Semiconductor	20,571	192,133
†Ambarella	34,392	1,517,719
†Amkor Technology	104,165	777,071
†Aquantia	33,200	432,596
†Axcelis Technologies	36,833	554,337
†AXT	39,500	156,420
Brooks Automation	79,990	3,099,613
Cabot Microelectronics	32,685	3,597,965
†CEVA	21,223	516,780
†Cirrus Logic	65,354	2,855,970
Cohu	45,313	699,180
†Diodes	44,565	1,620,829
†DSP Group	25,900	371,924
†Enphase Energy	104,000	1,895,920
†FormFactor	84,731	1,327,735
†GSI Technology	19,600	167,972
†Ichor Holdings	26,400	624,096
†Impinj	19,000	543,780
†Inphi	50,794	2,544,779
†Lattice Semiconductor	141,126	2,059,028
†MACOM Technology Solutions Holdings	45,971	695,541
†MaxLinear Class A	70,134	1,643,941
†Nanometrics	26,222	910,166
†NeoPhotonics	35,800	149,644
NVE	5,518	384,218
†PDF Solutions	34,478	452,351
†Photronics	73,160	599,912

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Power Integrations	31,556	$ 2,530,160
†Rambus	118,186	1,422,959
†Rudolph Technologies	34,638	957,048
†Semtech	74,184	3,564,541
†Silicon Laboratories	48,286	4,992,772
†SMART Global Holdings	12,100	278,179
†SunPower	73,500	785,715
†Synaptics	39,752	1,158,373
†Ultra Clean Holdings	45,566	634,279
†Veeco Instruments	56,148	686,129
Xperi	56,235	1,157,879
		51,128,686
Software–4.63%
†8x8	103,505	2,494,470
†A10 Networks	61,738	421,053
†ACI Worldwide	125,951	4,325,157
†Agilysys	18,704	401,575
†Alarm.com Holdings	41,500	2,220,250
†Altair Engineering Class A	43,700	1,765,043
†Amber Road	23,900	312,134
American Software Class A	30,088	395,657
†Appfolio Class A	17,300	1,769,271
†Appian	35,500	1,280,485
†Avaya Holdings	125,900	1,499,469
†Benefitfocus	33,995	922,964
Blackbaud	54,971	4,590,078
†Blackline	48,283	2,583,623
†Bottomline Technologies	46,571	2,060,301
†Box Class A	161,600	2,845,776
†Carbon Black	63,800	1,066,736
†ChannelAdvisor	32,200	282,072
†Cision	104,400	1,224,612
†Cloudera	268,050	1,409,943
†CommVault Systems	38,702	1,920,393
†Cornerstone OnDemand	63,010	3,650,169
†Digimarc	11,458	508,621
†Digital Turbine	91,300	456,500
†Domo Class B	20,100	549,132
Ebix	24,778	1,244,351
†eGain	19,600	159,544
†Envestnet	53,759	3,675,503
†Everbridge	36,705	3,282,161
†Five9	66,300	3,400,527
†ForeScout Technologies	46,100	1,560,946
†GTY Technology Holdings	36,700	241,486
†Ideanomics	68,900	169,494
†Instructure	38,199	1,623,458
†Intelligent Systems	8,500	244,715
j2 Global	51,387	4,567,790
†LivePerson	68,818	1,929,657
†Majesco	8,516	79,284
†MicroStrategy Class A	9,584	1,373,483
†Mitek Systems	34,400	341,936
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†MobileIron	110,800	$ 686,960
†Model N	37,400	729,300
Monotype Imaging Holdings	41,331	696,014
†OneSpan	31,559	447,191
Progress Software	49,400	2,154,828
†PROS Holdings	37,137	2,349,287
†Q2 Holdings	45,100	3,443,836
QAD Class A	11,373	457,308
†Qualys	37,425	3,258,969
†Rapid7	54,200	3,134,928
†Rimini Street	8,400	44,520
†SailPoint Technologies Holding	97,000	1,943,880
†SecureWorks Class A	8,800	116,952
†SharpSpring	11,300	146,787
†ShotSpotter	7,800	344,760
†SPS Commerce	20,301	2,074,965
†SVMK	95,200	1,571,752
†Synchronoss Technologies	45,600	360,696
†Telaria	49,300	370,736
†Telenav	36,909	295,272
†Tenable Holdings	42,200	1,204,388
TiVo	140,261	1,033,724
†Upland Software	25,575	1,164,430
†Varonis Systems	33,507	2,075,424
†Verint Systems	73,656	3,961,220
†VirnetX Holding	68,104	422,926
†Workiva	39,600	2,300,364
†Yext	105,100	2,111,459
†Zix	57,874	526,075
†Zuora Class A	96,800	1,482,976
		105,761,746
Specialty Retail–2.32%
Aaron's	76,000	4,667,160
Abercrombie & Fitch Class A	75,800	1,215,832
American Eagle Outfitters	177,318	2,996,674
†America's Car-Mart	7,285	627,093
†Asbury Automotive Group	21,444	1,808,587
†Ascena Retail Group	202,349	123,433
†At Home Group	50,192	334,279
Barnes & Noble	63,974	427,986
†Barnes & Noble Education	41,543	139,584
Bed Bath & Beyond	139,600	1,622,152
†Boot Barn Holdings	31,918	1,137,558
Buckle	33,208	574,830
Caleres	43,251	861,560
Camping World Holdings Class A	37,800	469,476
Cato Class A	23,382	288,066
Chico's FAS	121,500	409,455
Children's Place	16,401	1,564,327
Citi Trends	12,476	182,399
†Conn's	23,009	410,020

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Container Store Group	15,800	$ 115,656
Designer Brands	71,200	1,364,904
†Express	77,175	210,688
GameStop Class A	102,800	562,316
†Genesco	22,132	935,962
†GNC Holdings Class A	83,700	125,550
Group 1 Automotive	20,435	1,673,422
Guess	59,200	956,080
Haverty Furniture	21,714	369,789
†Hibbett Sports	21,984	400,109
†Hudson Class A	45,400	626,066
J. Jill	16,700	33,233
Lithia Motors Class A	24,937	2,962,017
†Lumber Liquidators Holdings	33,816	390,575
†MarineMax	23,740	390,286
†Michaels	98,200	854,340
Monro	36,749	3,134,690
†Murphy USA	34,400	2,890,632
†National Vision Holdings	77,700	2,387,721
Office Depot	619,800	1,276,788
†Party City Holdco	65,000	476,450
†Pier 1 Imports	0	2
†Rent-A-Center	55,410	1,475,568
†RH	20,965	2,423,554
†RTW Retailwinds	34,700	58,990
†Sally Beauty Holdings	133,000	1,774,220
Shoe Carnival	12,021	331,780
Signet Jewelers	53,512	956,795
†Sleep Number	33,646	1,358,962
Sonic Automotive Class A	25,331	591,479
†Sportsman's Warehouse Holdings	39,900	150,822
Tailored Brands	57,342	330,863
Tile Shop Holdings	42,600	170,400
Tilly's Class A	25,663	195,809
Winmark	2,987	517,199
†Zumiez	21,923	572,190
		52,906,378
Technology Hardware, Storage & Peripherals–0.34%
†3D Systems	129,694	1,180,215
AstroNova	8,500	219,640
†Avid Technology	28,700	261,744
†Cray	43,569	1,517,073
†Diebold Nixdorf	88,400	809,744
†Electronics For Imaging	47,067	1,737,243
†Immersion	29,627	225,461
†Stratasys	58,400	1,715,208
		7,666,328
Textiles, Apparel & Luxury Goods–0.88%
†Centric Brands	23,600	96,996
†Crocs	68,400	1,350,900
Culp	11,280	214,320
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Deckers Outdoor	32,900	$ 5,789,413
†Delta Apparel	7,900	183,122
†Fossil Group	52,000	598,000
†G-III Apparel Group	51,396	1,512,070
†Kontoor Brands	50,300	1,409,406
Movado Group	18,280	493,560
Oxford Industries	18,566	1,407,303
Rocky Brands	7,600	207,328
Steven Madden	95,801	3,252,444
Superior Group of Companies	9,100	155,883
†Unifi	18,374	333,856
†Vera Bradley	24,379	292,548
Wolverine World Wide	101,608	2,798,284
		20,095,433
Thrifts & Mortgage Finance–2.09%
†Axos Financial	65,560	1,786,510
†Bridgewater Bancshares	25,800	297,732
Capitol Federal Financial	149,400	2,057,238
†Columbia Financial	60,700	916,570
Dime Community Bancshares	35,851	680,810
†Entegra Financial	8,218	247,526
ESSA Bancorp	9,700	147,925
†Essent Group	108,209	5,084,741
Federal Agricultural Mortgage Class C	9,074	659,317
First Defiance Financial	22,986	656,710
Flagstar Bancorp	30,100	997,514
FS Bancorp	5,000	259,350
Greene County Bancorp	3,452	101,558
Hingham Institution for Savings	1,360	269,294
Home Bancorp	9,374	360,711
†HomeStreet	28,529	845,600
Kearny Financial	93,737	1,245,765
Luther Burbank	20,700	225,423
Merchants Bancorp	17,000	289,510
Meridian Bancorp	54,854	981,338
Meta Financial Group	41,900	1,175,295
†MMA Capital Holdings	6,100	204,167
†Mr Cooper Group	75,902	607,975
†NMI Holdings Class A	73,600	2,089,504
Northfield Bancorp	49,856	778,252
Northwest Bancshares	113,566	1,999,897
OceanFirst Financial	57,467	1,428,055
†Ocwen Financial	120,300	249,021
OP Bancorp	14,400	156,096
Oritani Financial	45,511	807,365
PCSB Financial	19,600	396,900
PennyMac Financial Services Class A	28,900	641,002
†Ponce de Leon Federal Bank	10,300	147,187
†Provident Bancorp	4,431	124,024

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Provident Financial Holdings	7,600	$ 159,524
Provident Financial Services	70,031	1,698,252
Prudential Bancorp	8,400	158,928
Radian Group	236,854	5,412,114
Riverview Bancorp	20,509	175,147
Southern Missouri Bancorp	8,098	282,053
Sterling Bancorp	22,300	222,331
Territorial Bancorp	7,947	245,562
Timberland Bancorp	8,640	258,163
TrustCo Bank	109,303	865,680
United Community Financial	56,800	543,576
United Financial Bancorp	57,754	818,952
Walker & Dunlop	30,663	1,631,578
Washington Federal	90,300	3,154,179
Waterstone Financial	29,780	508,047
Western New England Bancorp	31,500	294,210
WSFS Financial	59,349	2,451,114
		47,795,292
Tobacco–0.16%
†22nd Century Group	127,200	265,848
†Pyxus International	9,800	148,960
Turning Point Brands	8,225	402,861
Universal	27,342	1,661,573
Vector Group	120,620	1,176,045
		3,655,287
Trading Companies & Distributors–1.33%
Aircastle	55,644	1,182,991
Applied Industrial Technologies	42,030	2,586,106
†Beacon Roofing Supply	75,090	2,757,305
†BlueLinx Holdings	9,500	188,195
†BMC Stock Holdings	74,600	1,581,520
†CAI International	20,207	501,538
†DXP Enterprises	18,312	693,842
EVI Industries	3,600	137,772
†Foundation Building Materials	16,100	286,258
GATX	41,300	3,274,677
†General Finance	11,700	97,929
†GMS	37,700	829,400
H&E Equipment Services	36,481	1,061,232
†Herc Holdings	27,500	1,260,325
Kaman	30,552	1,945,857
†Lawson Products	8,171	300,121
†MRC Global	93,200	1,595,584
†NOW	119,356	1,761,694
Rush Enterprises Class A	30,919	1,129,162
Rush Enterprises Class B	6,007	221,718
†SiteOne Landscape Supply	46,100	3,194,730
Systemax	14,258	315,957
†Textainer Group Holdings	33,320	335,866
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Titan Machinery	19,770	$ 406,867
†Transcat	8,500	217,515
Triton International	64,289	2,106,108
†Veritiv	14,000	271,880
†Willis Lease Finance	3,700	215,784
		30,457,933
Water Utilities–0.50%
American States Water	40,279	3,030,592
†AquaVenture Holdings	12,900	257,613
Artesian Resources Class A	9,563	355,457
†Cadiz	22,900	257,625
California Water Service Group	52,842	2,675,390
Connecticut Water Service	13,825	963,879
Consolidated Water	14,900	212,474
Global Water Resources	10,983	114,662
Middlesex Water	18,331	1,086,112
†Pure Cycle	16,500	174,900
SJW Group	29,815	1,811,858
York Water	14,737	526,406
		11,466,968
Wireless Telecommunication Services–0.15%
†Boingo Wireless	44,797	805,002
†Gogo	68,500	272,630
Shenandoah Telecommunications	54,150	2,085,858
Spok Holdings	21,077	316,998
		3,480,488
Total Common Stock (Cost $1,863,145,917)		2,242,977,991
RIGHTS–0.01%
†Hertz Global Holdings	55,900	109,005
=†πMedia General CVR	82,000	3,214
=†πNewsstar Financial CVR	22,898	2,228
=†πSchulman Class A CVR	28,031	0
=†πTobira Therapeutics CVR	7,700	90,629
Total Rights (Cost $90,907)		205,076

MONEY MARKET FUND–1.93%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	44,195,923	44,195,923
Total Money Market Fund (Cost $44,195,923)		44,195,923

LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.14%
U.S. TREASURY OBLIGATIONS–0.14%
∞≠U.S. Treasury Bill 2.16% 11/29/19	3,133,000	$ 3,105,929
		3,105,929
Total Short-Term Investment (Cost $3,105,272)		3,105,929
TOTAL INVESTMENTS–100.27% (Cost $1,910,538,019)	$2,290,484,919
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(6,281,523)
NET ASSETS APPLICABLE TO 72,849,594 SHARES OUTSTANDING–100.00%	$2,284,203,396

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
∞ Fully or partially pledged as collateral for futures contracts.
≠ The rate shown is the effective yield at the time of purchase.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2019, the aggregate value of restricted securities was $102,333, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Cobalt International Energy	7/6/2017	$ —	$ —
Corium International	11/29/2018	4,896	4,896
Media General CVR	1/18/2017	—	3,214
Newsstar Financial CVR	12/26/2017	—	2,228
Onternal Therapeutics	6/10/2019	1,697	1,366
Schulman Class A CVR	8/22/2018	—	—
Tobira Therapeutics CVR	11/2/2016	—	90,629
Total		$6,593	$102,333

The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
618	E-mini Russell 2000 Index	$48,423,390	$47,414,639	9/20/19	$1,008,751	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–27

LVIP SSGA Small-Cap Index Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Investments, at value	$2,290,484,919
Receivable for securities sold	191,143,185
Dividends and interest receivable	2,525,324
Receivable for fund shares sold	1,130,725
Variation margin due from broker on futures contracts	534,588
Prepaid expenses	6,786
TOTAL ASSETS	2,485,825,527
LIABILITIES:
Payable for securities purchased	199,337,875
Payable for fund shares redeemed	1,326,176
Due to manager and affiliates	782,150
Other accrued expenses payable	175,930
TOTAL LIABILITIES	201,622,131
TOTAL NET ASSETS	$2,284,203,396
Investments, at cost	$1,910,538,019
Standard Class:
Net Assets	$1,879,510,138
Shares Outstanding	59,923,902
Net Asset Value Per Share	$ 31.365
Service Class:
Net Assets	$ 404,693,258
Shares Outstanding	12,925,692
Net Asset Value Per Share	$ 31.309
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$1,743,342,044
Distributable earnings/(accumulated loss)	540,861,352
TOTAL NET ASSETS	$2,284,203,396
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–28

LVIP SSGA Small-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 16,847,412
Interest	42,323
Foreign Taxes Withheld	(2,024)
16,887,711
EXPENSES:
Management fees	3,550,869
Distribution fees-Service Class	481,455
Shareholder servicing fees	321,798
Accounting and administration expenses	198,310
Index fees	131,470
Reports and statements to shareholders	108,050
Trustees’ fees and expenses	33,221
Professional fees	31,884
Pricing fees	13,878
Custodian fees	8,046
Consulting fees	1,599
Interest expense	72
Other	20,173
4,900,825
Less:
Management fees waived	(12,397)
Total operating expenses	4,888,428
NET INVESTMENT INCOME	11,999,283
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	51,250,383
Futures contracts	3,685,702
Net realized gain	54,936,085
Net change in unrealized appreciation (depreciation) of:
Investments	272,261,143
Futures contracts	5,172,257
Net change in unrealized appreciation (depreciation)	277,433,400
NET REALIZED AND UNREALIZED GAIN	332,369,485
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$344,368,768
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 11,999,283	$ 19,531,344
Net realized gain	54,936,085	126,254,872
Net change in unrealized appreciation (depreciation)	277,433,400	(420,111,716)
Net increase (decrease) in net assets resulting from operations	344,368,768	(274,325,500)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(86,585,965)
Service Class	—	(15,983,942)
	—	(102,569,907)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	151,303,129	814,597,817
Service Class	41,657,923	88,840,484
Reinvestment of dividends and distributions:
Standard Class	—	86,585,965
Service Class	—	15,983,942
	192,961,052	1,006,008,208
Cost of shares redeemed:
Standard Class	(303,003,458)	(218,399,639)
Service Class	(29,096,718)	(53,995,348)
	(332,100,176)	(272,394,987)
Increase (decrease) in net assets derived from capital share transactions	(139,139,124)	733,613,221
NET INCREASE IN NET ASSETS	205,229,644	356,717,814
NET ASSETS:
Beginning of period	2,078,973,752	1,722,255,938
End of period	$2,284,203,396	$2,078,973,752
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–29

LVIP SSGA Small-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Standard Class
	Six Months Ended[1]6/30/19 (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 26.880	$ 31.733	$ 28.753	$ 24.643	$ 26.990	$ 26.722
Income (loss) from investment operations:
Net investment income[2]	0.170	0.313	0.257	0.257	0.246	0.235
Net realized and unrealized gain (loss)	4.315	(3.685)	3.774	4.789	(1.514)	0.965
Total from investment operations	4.485	(3.372)	4.031	5.046	(1.268)	1.200
Less dividends and distributions from:
Net investment income	—	(0.313)	(0.306)	(0.364)	(0.247)	(0.225)
Net realized gain	—	(1.168)	(0.745)	(0.572)	(0.832)	(0.707)
Total dividends and distributions	—	(1.481)	(1.051)	(0.936)	(1.079)	(0.932)
Net asset value, end of period	$ 31.365	$ 26.880	$ 31.733	$ 28.753	$ 24.643	$ 26.990
Total return[3]	16.69%	(11.37%)	14.21%	20.68%	(4.71%)	4.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,879,510	$1,743,015	$1,376,730	$1,117,983	$1,183,053	$1,085,366
Ratio of expenses to average net assets	0.40%	0.39%	0.39%	0.37%	0.37%	0.37%
Ratio of net investment income to average net assets	1.12%	0.96%	0.85%	1.02%	0.91%	0.89%
Portfolio turnover	16%	18%	15%	16%	32%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–30

LVIP SSGA Small-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Service Class
	Six Months Ended[1]6/30/19 (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 26.866	$ 31.715	$ 28.741	$ 24.643	$ 26.987	$ 26.722
Income (loss) from investment operations:
Net investment income[2]	0.132	0.231	0.181	0.194	0.178	0.168
Net realized and unrealized gain (loss)	4.311	(3.675)	3.768	4.777	(1.510)	0.964
Total from investment operations	4.443	(3.444)	3.949	4.971	(1.332)	1.132
Less dividends and distributions from:
Net investment income	—	(0.237)	(0.230)	(0.301)	(0.180)	(0.160)
Net realized gain	—	(1.168)	(0.745)	(0.572)	(0.832)	(0.707)
Total dividends and distributions	—	(1.405)	(0.975)	(0.873)	(1.012)	(0.867)
Net asset value, end of period	$ 31.309	$ 26.866	$ 31.715	$ 28.741	$ 24.643	$ 26.987
Total return[3]	16.54%	(11.59%)	13.93%	20.38%	(4.95%)	4.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$404,693	$ 335,959	$345,526	$304,903	$276,877	$299,763
Ratio of expenses to average net assets	0.65%	0.64%	0.64%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	0.87%	0.71%	0.60%	0.77%	0.66%	0.64%
Portfolio turnover	16%	18%	15%	16%	32%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund–31

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Small-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after
LVIP SSGA Small-Cap Index Fund–32

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.32% of the Fund's average daily net assets.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the first $500 million of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$63,651
Legal	13,115
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $64,418 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$577,982
Distribution fees payable to LFD	80,419
Printing and mailing fees payable to Lincoln Life	71,183
Shareholder servicing fees payable to Lincoln Life	52,566
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP SSGA Small-Cap Index Fund–33

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$337,789,588
Sales	424,875,861
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,910,538,019
Aggregate unrealized appreciation of investments and derivatives	$ 580,490,567
Aggregate unrealized depreciation of investments and derivatives	(199,534,916)
Net unrealized appreciation of investments and derivatives	$ 380,955,651
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 28,732,655	$ —	$ —	$ 28,732,655
Air Freight & Logistics	7,009,498	—	—	7,009,498
Airlines	10,753,148	—	—	10,753,148
Auto Components	26,017,457	—	—	26,017,457
Automobiles	1,305,326	—	—	1,305,326
Banks	218,672,060	—	—	218,672,060
Beverages	7,808,141	—	—	7,808,141
Biotechnology	180,860,346	—	1,366	180,861,712
Building Products	30,721,150	—	—	30,721,150
LVIP SSGA Small-Cap Index Fund–34

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Capital Markets	$ 31,918,531	$ —	$ —	$ 31,918,531
Chemicals	44,638,707	—	—	44,638,707
Commercial Services & Supplies	59,433,725	—	—	59,433,725
Communications Equipment	25,942,092	—	—	25,942,092
Construction & Engineering	25,516,040	—	—	25,516,040
Construction Materials	3,575,978	—	—	3,575,978
Consumer Finance	15,678,001	—	—	15,678,001
Containers & Packaging	2,295,331	—	—	2,295,331
Distributors	2,641,415	—	—	2,641,415
Diversified Consumer Services	23,240,209	—	—	23,240,209
Diversified Financial Services	4,814,523	—	—	4,814,523
Diversified Telecommunication Services	14,569,152	—	—	14,569,152
Electric Utilities	23,207,778	—	—	23,207,778
Electrical Equipment	19,734,968	—	—	19,734,968
Electronic Equipment, Instruments & Components	55,122,381	—	—	55,122,381
Energy Equipment & Services	31,145,548	—	—	31,145,548
Entertainment	6,062,299	—	—	6,062,299
Equity Real Estate Investment Trusts	157,275,259	—	—	157,275,259
Food & Staples Retailing	14,239,645	—	—	14,239,645
Food Products	25,828,460	—	—	25,828,460
Gas Utilities	27,911,806	—	—	27,911,806
Health Care Equipment & Supplies	87,504,388	—	—	87,504,388
Health Care Providers & Services	43,867,119	—	—	43,867,119
Health Care Technology	22,965,306	—	—	22,965,306
Hotels, Restaurants & Leisure	61,275,040	—	—	61,275,040
Household Durables	36,352,619	—	—	36,352,619
Household Products	3,946,002	—	—	3,946,002
Independent Power and Renewable Electricity Producers	8,572,582	—	—	8,572,582
Industrial Conglomerates	1,462,146	—	—	1,462,146
Insurance	52,157,540	—	—	52,157,540
Interactive Media & Services	11,671,263	—	4,896	11,676,159
Internet & Direct Marketing Retail	13,355,682	—	—	13,355,682
IT Services	50,249,680	—	—	50,249,680
Leisure Products	8,354,071	—	—	8,354,071
Life Sciences Tools & Services	15,739,098	—	—	15,739,098
Machinery	89,014,846	—	—	89,014,846
Marine	2,803,861	—	—	2,803,861
Media	22,559,064	—	—	22,559,064
Metals & Mining	29,097,528	—	—	29,097,528
Mortgage Real Estate Investment Trusts (REITs)	28,420,861	—	—	28,420,861
Multiline Retail	2,450,452	—	—	2,450,452
Multi-Utilities	13,590,141	—	—	13,590,141
Oil, Gas & Consumable Fuels	60,576,434	—	—	60,576,434
Paper & Forest Products	9,311,012	—	—	9,311,012
Personal Products	6,690,952	—	—	6,690,952
Pharmaceuticals	36,083,379	—	—	36,083,379
Professional Services	36,784,966	—	—	36,784,966
Real Estate Management & Development	16,099,622	—	—	16,099,622
Road & Rail	10,929,907	—	—	10,929,907
Semiconductors & Semiconductor Equipment	51,128,686	—	—	51,128,686
Software	105,761,746	—	—	105,761,746
Specialty Retail	52,906,378	—	—	52,906,378
Technology Hardware, Storage & Peripherals	7,666,328	—	—	7,666,328
Textiles, Apparel & Luxury Goods	20,095,433	—	—	20,095,433
Thrifts & Mortgage Finance	47,795,292	—	—	47,795,292
Tobacco	3,655,287	—	—	3,655,287
Trading Companies & Distributors	30,457,933	—	—	30,457,933
Water Utilities	11,466,968	—	—	11,466,968
Wireless Telecommunication Services	3,480,488	—	—	3,480,488
LVIP SSGA Small-Cap Index Fund–35

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Rights	$ —	$ 109,005	$ 96,071	$ 205,076
Money Market Fund	44,195,923	—	—	44,195,923
Short-Term Investment	—	3,105,929	—	3,105,929
Total Investments	$2,287,167,652	$3,214,934	$102,333	$2,290,484,919
Derivatives:

Assets:
Futures Contract	$1,008,751	$—	$—	$1,008,751
During the six months ended June 30, 2019, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	5,006,957	25,347,989
Service Class	1,367,332	2,756,034
Shares reinvested:
Standard Class	—	2,694,867
Service Class	—	493,903
	6,374,289	31,292,793
Shares redeemed:
Standard Class	(9,926,639)	(6,583,621)
Service Class	(946,699)	(1,639,736)
	(10,873,338)	(8,223,357)
Net increase (decrease)	(4,499,049)	23,069,436
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$1,008,751	Variation margin due from broker on futures contracts	$—

LVIP SSGA Small-Cap Index Fund–36

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,685,702	$5,172,257
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$56,303,704	$—
At June 30, 2019, the Fund pledged U.S. Treasury Obligations with a value of $3,105,929 as collateral for futures contracts.
6. Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Schedule of Investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years,
LVIP SSGA Small-Cap Index Fund–37

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 8. Recent Accounting Pronouncements (continued)
beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Small-Cap Index Fund–38

LVIP SSGA SMID Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP SSGA SMID Cap Managed Volatility Fund

LVIP SSGA SMID Cap Managed Volatility Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers and reimbursements in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,087.40	0.25%	$1.29
Service Class Shares	1,000.00	1,086.00	0.50%	2.59
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.02%
Investment Companies	95.02%
Equity Funds	95.02%
Unaffiliated Investment	4.72%
Investment Company	4.72%
Money Market Fund	4.72%
Total Investments	99.74%
Receivables and Other Assets Net of Liabilities	0.26%
Total Net Assets	100.00%
LVIP SSGA SMID Cap Managed Volatility Fund–2

LVIP SSGA SMID Cap Managed Volatility Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.02%
INVESTMENT COMPANIES–95.02%
Equity Funds–95.02%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	8,210,024	$ 103,585,876
LVIP SSGA Small-Cap Index Fund	13,229,078	414,930,011
Total Affiliated Investments (Cost $450,665,271)		518,515,887
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.72%
INVESTMENT COMPANY–4.72%
Money Market Fund–4.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	25,777,468	$ 25,777,468
Total Unaffiliated Investment (Cost $25,777,468)		25,777,468

TOTAL INVESTMENTS–99.74% (Cost $476,442,739)	544,293,355
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	1,407,203
NET ASSETS APPLICABLE TO 42,366,894 SHARES OUTSTANDING–100.00%	$545,700,558

✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
264	E-mini Russell 2000 Index	$20,685,720	$20,254,820	9/20/19	$430,900	$—
25	E-mini S&P MidCap 400 Index	4,875,000	4,760,956	9/20/19	114,044	—
Total Futures Contracts					$544,944	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–3

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Affiliated investments, at value	$518,515,887
Unaffiliated investment, at value	25,777,468
Cash collateral held at broker for futures contracts	1,149,700
Receivable for fund shares sold	286,301
Variation margin due from broker on futures contracts	285,327
Dividends and interest receivable	47,342
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	42,984
Prepaid expenses	835
TOTAL ASSETS	546,105,844
LIABILITIES:
Due to manager and affiliates	239,542
Payable for securities purchased	112,588
Other accrued expenses payable	43,856
Payable for fund shares redeemed	9,300
TOTAL LIABILITIES	405,286
TOTAL NET ASSETS	$545,700,558
Affiliated investments, at cost	$450,665,271
Unaffiliated investment, at cost	25,777,468
Standard Class:
Net Assets	$ 101,906
Shares Outstanding	7,899
Net Asset Value Per Share	$ 12.901
Service Class:
Net Assets	$545,598,652
Shares Outstanding	42,358,995
Net Asset Value Per Share	$ 12.880
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$501,489,403
Distributable earnings/(accumulated loss)	44,211,155
TOTAL NET ASSETS	$545,700,558
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–4

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investment	$ 216,721
Interest	25,469
242,190
EXPENSES:
Management fees	1,727,286
Distribution fees-Service Class	643,575
Shareholder servicing fees	74,670
Accounting and administration expenses	46,806
Reports and statements to shareholders	31,490
Professional fees	15,002
Custodian fees	9,955
Trustees’ fees and expenses	7,520
Consulting fees	1,993
Pricing fees	128
Other	3,486
2,561,911
Less:
Management fees waived	(1,135,079)
Expenses reimbursed	(139,554)
Total operating expenses	1,287,278
NET INVESTMENT LOSS	(1,045,088)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(4,109,946)
Sale of unaffiliated investment	17
Futures contracts	(29,077,590)
Net realized loss	(33,187,519)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	78,418,005
Futures contracts	(2,834,017)
Net change in unrealized appreciation (depreciation)	75,583,988
NET REALIZED AND UNREALIZED GAIN	42,396,469
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 41,351,381
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (1,045,088)	$ 3,354,622
Net realized gain (loss)	(33,187,519)	24,161,115
Net change in unrealized appreciation (depreciation)	75,583,988	(78,033,659)
Net increase (decrease) in net assets resulting from operations	41,351,381	(50,517,922)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,445)
Service Class	—	(6,494,679)
	—	(6,496,124)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	28,368	21,379
Service Class	55,441,810	155,071,634
Reinvestment of dividends and distributions:
Standard Class	—	1,445
Service Class	—	6,494,679
	55,470,178	161,589,137
Cost of shares redeemed:
Standard Class	(23,350)	(54,371)
Service Class	(20,989,150)	(36,110,206)
	(21,012,500)	(36,164,577)
Increase in net assets derived from capital share transactions	34,457,678	125,424,560
NET INCREASE IN NET ASSETS	75,809,059	68,410,514
NET ASSETS:
Beginning of period	469,891,499	401,480,985
End of period	$545,700,558	$469,891,499
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–5

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.865	$ 13.275	$ 11.780	$ 10.323	$ 11.396	$ 11.685
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.010)	0.135	0.110	0.131	0.099	0.105
Net realized and unrealized gain (loss)	1.046	(1.348)	1.559	1.459	(1.087)	(0.268)
Total from investment operations	1.036	(1.213)	1.669	1.590	(0.988)	(0.163)
Less dividends and distributions from:
Net investment income	—	(0.197)	(0.174)	(0.133)	(0.085)	(0.126)
Total dividends and distributions	—	(0.197)	(0.174)	(0.133)	(0.085)	(0.126)
Net asset value, end of period	$ 12.901	$ 11.865	$ 13.275	$ 11.780	$ 10.323	$ 11.396
Total return[4]	8.74%	(9.14%)	14.16%	15.40%	(8.68%)	(1.40%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 102	$ 88	$ 127	$ 160	$ 174	$ 96
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.74%	0.97%	0.96%	0.97%	0.99%	1.03%
Ratio of net investment income (loss) to average net assets	(0.16%) [6]	0.98%	0.89%	1.24%	0.88%	0.93%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.65%) [6]	0.26%	0.18%	0.52%	0.14%	0.15%
Portfolio turnover	6%	3%	4%	22%	6%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–6

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16 [2]	12/31/15	12/31/14
Net asset value, beginning of period	$ 11.860	$ 13.270	$ 11.778	$ 10.324	$ 11.396	$ 11.684
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.025)	0.100	0.079	0.106	0.071	0.077
Net realized and unrealized gain (loss)	1.045	(1.343)	1.556	1.454	(1.085)	(0.267)
Total from investment operations	1.020	(1.243)	1.635	1.560	(1.014)	(0.190)
Less dividends and distributions from:
Net investment income	—	(0.167)	(0.143)	(0.106)	(0.058)	(0.098)
Total dividends and distributions	—	(0.167)	(0.143)	(0.106)	(0.058)	(0.098)
Net asset value, end of period	$ 12.880	$ 11.860	$ 13.270	$ 11.778	$ 10.324	$ 11.396
Total return[4]	8.60%	(9.36%)	13.87%	15.11%	(8.91%)	(1.63%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$545,599	$469,803	$401,354	$293,408	$190,752	$ 99,047
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.99%	1.22%	1.21%	1.22%	1.24%	1.28%
Ratio of net investment income (loss) to average net assets	(0.41%) [6]	0.73%	0.64%	0.99%	0.63%	0.68%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.90%) [6]	0.01%	(0.07%)	0.27%	(0.11%)	(0.10%)
Portfolio turnover	6%	3%	4%	22%	6%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–7

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund, which are sub-advised by an unaffiliated adviser, invest primarily in stocks that make up the SSGA Small-Cap Index and SSGA Mid-Cap Index, respectively, and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial Statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2019, LIAC receives a management fee at an annual rate
LVIP SSGA SMID Cap Managed Volatility Fund–8

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of 0.23% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2019, the management fee and waiver amounts were 0.90% and 0.67%, respectively, of the Fund’s average daily net assets.
LIAC has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of the Fund’s average daily net assets for the Standard Class and 0.50% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
Expiration Date
	2022	Total
LIAC	$ 62,524	$ 62,524
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund's volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$14,613
Legal	3,010
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,360 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable from LIAC	$ 42,984
Management fees payable to LIAC	99,655
Distribution fees payable to LFD	108,300
Printing and mailing fees payable to Lincoln Life	19,022
Shareholder servicing fees payable to Lincoln Life	12,565
LVIP SSGA SMID Cap Managed Volatility Fund–9

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.02%@
Equity Funds-95.02%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 87,598,899	$ 7,839,205	$ 7,539,528	$ (881,548)	$16,568,848	$103,585,876	8,210,024	$—	$—
✧✧LVIP SSGA Small-Cap Index Fund	347,765,799	31,356,825	22,813,372	(3,228,398)	61,849,157	414,930,011	13,229,078	—	—
Total	$435,364,698	$39,196,030	$30,352,900	$(4,109,946)	$78,418,005	$518,515,887		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$39,196,030
Sales	30,352,900
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$476,442,739
Aggregate unrealized appreciation of investments and derivatives	$ 68,395,560
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$ 68,395,560
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP SSGA SMID Cap Managed Volatility Fund–10

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$518,515,887	$—	$—	$518,515,887
Unaffiliated Investment Company	25,777,468	—	—	25,777,468
Total Investments	$544,293,355	$—	$—	$544,293,355
Derivatives:
Assets:
Futures Contracts	$ 544,944	$—	$—	$ 544,944
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	2,283	1,570
Service Class	4,390,119	11,433,144
Shares reinvested:
Standard Class	—	122
Service Class	—	549,927
	4,392,402	11,984,763
Shares redeemed:
Standard Class	(1,825)	(3,820)
Service Class	(1,644,527)	(2,614,093)
	(1,646,352)	(2,617,913)
Net increase	2,746,050	9,366,850
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP SSGA SMID Cap Managed Volatility Fund–11

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securites against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$544,944	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(29,077,590)	$(2,834,017)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$9,441,986	$69,979,313
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund–12

LVIP T. Rowe Price Target Date Funds
LVIP T. Rowe Price 2010 Fund
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price 2050 Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Funds' shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP T. Rowe Price Target Date Funds

LVIP T. Rowe Price Target Date Funds
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as exhibits to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Funds' proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Target Date Funds
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.
LVIP T. Rowe Price 2010 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,106.10	0.27%	$1.41
Service Class Shares	1,000.00	1,104.70	0.52%	2.71
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,022.20	0.52%	2.61
LVIP T. Rowe Price 2020 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,126.00	0.24%	$1.27
Service Class Shares	1,000.00	1,124.70	0.49%	2.58
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,022.40	0.49%	2.46

LVIP T. Rowe Price Target Date Funds–1

LVIP T. Rowe Price Target Date Funds
Disclosure
OF FUND EXPENSES (unaudited) (continued)
LVIP T. Rowe Price 2030 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,144.00	0.25%	$1.33
Service Class Shares	1,000.00	1,142.50	0.50%	2.66
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.25%	$1.25
Service Class Shares	1,000.00	1,022.30	0.50%	2.51
LVIP T. Rowe Price 2040 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,157.00	0.26%	$1.39
Service Class Shares	1,000.00	1,155.60	0.51%	2.73
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.26%	$1.30
Service Class Shares	1,000.00	1,022.30	0.51%	2.56
LVIP T. Rowe Price 2050 Fund
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,160.40	0.27%	$1.45
Service Class Shares	1,000.00	1,158.70	0.52%	2.78
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.50	0.27%	$1.35
Service Class Shares	1,000.00	1,022.20	0.52%	2.61

*	"Expenses Paid During Period" are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds' expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP T. Rowe Price Target Date Funds–2

LVIP T. Rowe Price Target Date Funds
Security Type/Sector Allocations (unaudited)
As of June 30, 2019
LVIP T. Rowe Price 2010 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	46.74%
Investment Companies	46.74%
Equity Funds	15.83%
Fixed Income Fund	24.82%
International Equity Fund	6.09%
Unaffiliated Investments	53.58%
Investment Companies	53.58%
Equity Funds	12.59%
Fixed Income Funds	24.57%
International Equity Funds	6.22%
International Fixed Income Funds	9.29%
Money Market Fund	0.91%
Total Investments	100.32%
Liabilities Net of Receivables and Other Assets	(0.32%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2020 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	50.92%
Investment Companies	50.92%
Equity Funds	22.08%
Fixed Income Fund	20.23%
International Equity Fund	8.61%
Unaffiliated Investments	49.95%
Investment Companies	49.95%
Equity Funds	17.75%
Fixed Income Funds	15.24%
International Equity Funds	8.90%
International Fixed Income Funds	7.29%
Money Market Fund	0.77%
Total Investments	100.87%
Liabilities Net of Receivables and Other Assets	(0.87%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2030 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	53.65%
Investment Companies	53.65%
Equity Funds	28.38%
Fixed Income Fund	14.01%
International Equity Fund	11.26%
Unaffiliated Investments	46.94%
Investment Companies	46.94%
Equity Funds	22.91%
Fixed Income Funds	7.36%
International Equity Funds	11.36%
International Fixed Income Funds	4.78%
Money Market Fund	0.53%
Total Investments	100.59%
Liabilities Net of Receivables and Other Assets	(0.59%)
Total Net Assets	100.00%

LVIP T. Rowe Price Target Date Funds–3

LVIP T. Rowe Price Target Date Funds
Security Type/Sector Allocations (unaudited) (continued)
LVIP T. Rowe Price 2040 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	54.08%
Investment Companies	54.08%
Equity Funds	32.93%
Fixed Income Fund	8.08%
International Equity Fund	13.07%
Unaffiliated Investments	46.08%
Investment Companies	46.08%
Equity Funds	26.57%
Fixed Income Funds	3.36%
International Equity Funds	13.32%
International Fixed Income Funds	2.38%
Money Market Fund	0.45%
Total Investments	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%
LVIP T. Rowe Price 2050 Fund
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	54.17%
Investment Companies	54.17%
Equity Funds	34.49%
Fixed Income Fund	5.97%
International Equity Fund	13.71%
Unaffiliated Investments	46.01%
Investment Companies	46.01%
Equity Funds	27.63%
Fixed Income Funds	2.55%
International Equity Funds	13.95%
International Fixed Income Funds	1.62%
Money Market Fund	0.26%
Total Investments	100.18%
Liabilities Net of Receivables and Other Assets	(0.18%)
Total Net Assets	100.00%
LVIP T. Rowe Price Target Date Funds–4

LVIP T. Rowe Price 2010 Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–46.74%
INVESTMENT COMPANIES–46.74%
Equity Funds–15.83%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	43,763	$ 552,163
LVIP SSGA S&P 500 Index Fund	188,630	3,773,913
LVIP SSGA Small-Cap Index Fund	16,542	518,835
		4,844,911
Fixed Income Fund–24.82%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	658,810	7,596,085
		7,596,085
International Equity Fund–6.09%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	196,680	1,861,964
		1,861,964
Total Affiliated Investments (Cost $9,774,568)		14,302,960

UNAFFILIATED INVESTMENTS–53.58%
INVESTMENT COMPANIES–53.58%
Equity Funds–12.59%
**T. Rowe Price Growth Stock Fund	18,767	1,290,996
**T. Rowe Price Mid-Cap Growth Fund	2,915	276,733
**T. Rowe Price Mid-Cap Value Fund	10,096	276,324
**T. Rowe Price New Horizons Fund	4,207	265,031
**T. Rowe Price Real Assets Fund	23,893	275,248
**T. Rowe Price Small-Cap Value Fund	5,392	253,312
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	33,731	$ 1,214,315
		3,851,959
Fixed Income Funds–24.57%
**T. Rowe Price High Yield Fund	217,993	1,436,578
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	985,875	4,968,811
**T. Rowe Price U.S. Treasury Long-Term Fund	83,274	1,113,369
		7,518,758
International Equity Funds–6.22%
**T. Rowe Price Emerging Markets Stock Fund	15,068	654,854
**T. Rowe Price International Stock Fund	37,981	663,524
**T. Rowe Price International Value Equity Fund	43,697	583,351
		1,901,729
International Fixed Income Funds–9.29%
**T. Rowe Price Emerging Markets Bond Fund	127,852	1,520,155
**T. Rowe Price International Bond Fund	132,274	1,321,417
		2,841,572
Money Market Fund–0.91%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	279,462	279,462
		279,462
Total Unaffiliated Investments (Cost $16,442,630)		16,393,480

TOTAL INVESTMENTS–100.32% (Cost $26,217,198)	30,696,440
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.32%)	(96,800)
NET ASSETS APPLICABLE TO 2,651,612 SHARES OUTSTANDING–100.00%	$30,599,640

✧✧ Standard Class shares.
** Institutional Class shares.

LVIP T. Rowe Price Target Date Funds–5

LVIP T. Rowe Price 2010 Fund
Schedule of Investments (continued)
Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–6

LVIP T. Rowe Price 2020 Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–50.92%
INVESTMENT COMPANIES–50.92%
Equity Funds–22.08%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	233,731	$ 2,948,986
LVIP SSGA S&P 500 Index Fund	1,038,273	20,772,728
LVIP SSGA Small-Cap Index Fund	89,139	2,795,847
		26,517,561
Fixed Income Fund–20.23%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	2,106,980	24,293,474
		24,293,474
International Equity Fund–8.61%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,092,388	10,341,634
		10,341,634
Total Affiliated Investments (Cost $38,213,970)		61,152,669

UNAFFILIATED INVESTMENTS–49.95%
INVESTMENT COMPANIES–49.95%
Equity Funds–17.75%
**T. Rowe Price Growth Stock Fund	103,076	7,090,628
**T. Rowe Price Mid-Cap Growth Fund	16,782	1,593,257
**T. Rowe Price Mid-Cap Value Fund	52,606	1,439,819
**T. Rowe Price New Horizons Fund	24,276	1,529,149
**T. Rowe Price Real Assets Fund	136,111	1,568,004
**T. Rowe Price Small-Cap Value Fund	28,976	1,361,280
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	187,212	$ 6,739,626
		21,321,763
Fixed Income Funds–15.24%
**T. Rowe Price High Yield Fund	614,325	4,048,402
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	1,969,566	9,926,613
**T. Rowe Price U.S. Treasury Long-Term Fund	323,387	4,323,690
		18,298,705
International Equity Funds–8.90%
**T. Rowe Price Emerging Markets Stock Fund	84,096	3,654,793
**T. Rowe Price International Stock Fund	214,654	3,750,008
**T. Rowe Price International Value Equity Fund	246,276	3,287,786
		10,692,587
International Fixed Income Funds–7.29%
**T. Rowe Price Emerging Markets Bond Fund	388,353	4,617,512
**T. Rowe Price International Bond Fund	413,796	4,133,824
		8,751,336
Money Market Fund–0.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	920,253	920,253
		920,253
Total Unaffiliated Investments (Cost $60,870,052)		59,984,644

TOTAL INVESTMENTS–100.87% (Cost $99,084,022)	121,137,313
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.87%)	(1,048,893)
NET ASSETS APPLICABLE TO 10,200,318 SHARES OUTSTANDING–100.00%	$120,088,420

✧✧ Standard Class shares.
** Institutional Class shares.

LVIP T. Rowe Price Target Date Funds–7

LVIP T. Rowe Price 2020 Fund
Schedule of Investments (continued)
Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–8

LVIP T. Rowe Price 2030 Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–53.65%
INVESTMENT COMPANIES–53.65%
Equity Funds–28.38%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	397,726	$ 5,018,118
LVIP SSGA S&P 500 Index Fund	1,766,466	35,341,685
LVIP SSGA Small-Cap Index Fund	153,135	4,803,074
		45,162,877
Fixed Income Fund–14.01%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,933,342	22,291,433
		22,291,433
International Equity Fund–11.26%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,892,258	17,914,005
		17,914,005
Total Affiliated Investments (Cost $52,106,432)		85,368,315

UNAFFILIATED INVESTMENTS–46.94%
INVESTMENT COMPANIES–46.94%
Equity Funds–22.91%
**T. Rowe Price Growth Stock Fund	175,609	12,080,109
**T. Rowe Price Mid-Cap Growth Fund	28,883	2,742,177
**T. Rowe Price Mid-Cap Value Fund	89,216	2,441,852
**T. Rowe Price New Horizons Fund	41,154	2,592,301
**T. Rowe Price Real Assets Fund	226,766	2,612,338
**T. Rowe Price Small-Cap Value Fund	50,715	2,382,603
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	322,427	$ 11,607,357
		36,458,737
Fixed Income Funds–7.36%
**T. Rowe Price High Yield Fund	468,459	3,087,143
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	708,278	3,569,721
**T. Rowe Price U.S. Treasury Long-Term Fund	378,077	5,054,895
		11,711,759
International Equity Funds–11.36%
**T. Rowe Price Emerging Markets Stock Fund	146,208	6,354,219
**T. Rowe Price International Stock Fund	355,600	6,212,324
**T. Rowe Price International Value Equity Fund	413,015	5,513,745
		18,080,288
International Fixed Income Funds–4.78%
**T. Rowe Price Emerging Markets Bond Fund	315,559	3,752,002
**T. Rowe Price International Bond Fund	385,129	3,847,435
		7,599,437
Money Market Fund–0.53%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	849,842	849,842
		849,842
Total Unaffiliated Investments (Cost $76,605,092)		74,700,063

TOTAL INVESTMENTS–100.59% (Cost $128,711,524)	160,068,378
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.59%)	(933,484)
NET ASSETS APPLICABLE TO 13,318,159 SHARES OUTSTANDING–100.00%	$159,134,894

✧✧ Standard Class shares.
** Institutional Class shares.

LVIP T. Rowe Price Target Date Funds–9

LVIP T. Rowe Price 2030 Fund
Schedule of Investments (continued)
Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–10

LVIP T. Rowe Price 2040 Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–54.08%
INVESTMENT COMPANIES–54.08%
Equity Funds–32.93%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	341,546	$ 4,309,288
LVIP SSGA S&P 500 Index Fund	1,494,096	29,892,368
LVIP SSGA Small-Cap Index Fund	128,542	4,031,721
		38,233,377
Fixed Income Fund–8.08%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	814,340	9,389,343
		9,389,343
International Equity Fund–13.07%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,603,175	15,177,262
		15,177,262
Total Affiliated Investments (Cost $35,961,863)		62,799,982

UNAFFILIATED INVESTMENTS–46.08%
INVESTMENT COMPANIES–46.08%
Equity Funds–26.57%
**T. Rowe Price Growth Stock Fund	148,359	10,205,614
**T. Rowe Price Mid-Cap Growth Fund	24,531	2,329,030
**T. Rowe Price Mid-Cap Value Fund	74,750	2,045,905
**T. Rowe Price New Horizons Fund	34,980	2,203,368
**T. Rowe Price Real Assets Fund	193,273	2,226,504
**T. Rowe Price Small-Cap Value Fund	42,555	1,999,233
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	273,254	$ 9,837,143
		30,846,797
Fixed Income Funds–3.36%
**T. Rowe Price High Yield Fund	143,167	943,474
**T. Rowe Price U.S. Treasury Long-Term Fund	220,959	2,954,216
		3,897,690
International Equity Funds–13.32%
**T. Rowe Price Emerging Markets Stock Fund	124,195	5,397,523
**T. Rowe Price International Stock Fund	304,487	5,319,388
**T. Rowe Price International Value Equity Fund	355,672	4,748,214
		15,465,125
International Fixed Income Funds–2.38%
**T. Rowe Price Emerging Markets Bond Fund	101,522	1,207,103
**T. Rowe Price International Bond Fund	156,353	1,561,965
		2,769,068
Money Market Fund–0.45%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	525,775	525,775
		525,775
Total Unaffiliated Investments (Cost $55,140,146)		53,504,455

TOTAL INVESTMENTS–100.16% (Cost $91,102,009)	116,304,437
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(186,613)
NET ASSETS APPLICABLE TO 10,196,960 SHARES OUTSTANDING–100.00%	$116,117,824

✧✧ Standard Class shares.
** Institutional Class shares.

LVIP T. Rowe Price Target Date Funds–11

LVIP T. Rowe Price 2040 Fund
Schedule of Investments (continued)
Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–12

LVIP T. Rowe Price 2050 Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–54.17%
INVESTMENT COMPANIES–54.17%
Equity Funds–34.49%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	162,364	$ 2,048,547
LVIP SSGA S&P 500 Index Fund	712,719	14,259,366
LVIP SSGA Small-Cap Index Fund	62,340	1,955,311
		18,263,224
Fixed Income Fund–5.97%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	274,369	3,163,471
		3,163,471
International Equity Fund–13.71%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	766,605	7,257,452
		7,257,452
Total Affiliated Investments (Cost $20,104,033)		28,684,147

UNAFFILIATED INVESTMENTS–46.01%
INVESTMENT COMPANIES–46.01%
Equity Funds–27.63%
**T. Rowe Price Growth Stock Fund	71,265	4,902,345
**T. Rowe Price Mid-Cap Growth Fund	11,162	1,059,738
**T. Rowe Price Mid-Cap Value Fund	35,741	978,242
**T. Rowe Price New Horizons Fund	16,991	1,070,241
**T. Rowe Price Real Assets Fund	90,453	1,042,016
**T. Rowe Price Small-Cap Value Fund	19,965	937,975
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Value Fund	128,824	$ 4,637,645
		14,628,202
Fixed Income Funds–2.55%
**T. Rowe Price High Yield Fund	37,952	250,101
**T. Rowe Price U.S. Treasury Long-Term Fund	82,383	1,101,462
		1,351,563
International Equity Funds–13.95%
**T. Rowe Price Emerging Markets Stock Fund	59,266	2,575,695
**T. Rowe Price International Stock Fund	146,698	2,562,828
**T. Rowe Price International Value Equity Fund	168,327	2,247,164
		7,385,687
International Fixed Income Funds–1.62%
**T. Rowe Price Emerging Markets Bond Fund	27,728	329,686
**T. Rowe Price International Bond Fund	52,651	525,979
		855,665
Money Market Fund–0.26%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	137,484	137,484
		137,484
Total Unaffiliated Investments (Cost $25,007,400)		24,358,601

TOTAL INVESTMENTS–100.18% (Cost $45,111,433)	53,042,748
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(96,021)
NET ASSETS APPLICABLE TO 4,706,786 SHARES OUTSTANDING–100.00%	$52,946,727

✧✧ Standard Class shares.
** Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–13

LVIP T. Rowe Price Target Date Funds
Statements of Assets and Liabilities
June 30, 2019 (unaudited)
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
ASSETS:
Unaffiliated investments, at value	$16,393,480	$ 59,984,644	$ 74,700,063	$ 53,504,455	$24,358,601
Affiliated investments, at value	14,302,960	61,152,669	85,368,315	62,799,982	28,684,147
Dividends and interest receivable	21,179	60,778	47,797	17,883	5,866
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	12,568	13,130	11,769	11,985	12,534
Receivable for fund shares sold	3,619	12,866	40,410	29,408	38,140
Prepaid expenses	50	193	246	185	77
TOTAL ASSETS	30,733,856	121,224,280	160,168,600	116,363,898	53,099,365
LIABILITIES:
Payable for fund shares redeemed	84,077	1,025,210	925,216	172,949	108,967
Other accrued expenses payable	21,171	22,257	22,700	23,386	21,171
Payable for securities purchased	20,766	59,392	46,653	16,874	5,291
Due to manager and affiliates	8,202	29,001	39,137	32,865	17,209
TOTAL LIABILITIES	134,216	1,135,860	1,033,706	246,074	152,638
TOTAL NET ASSETS	$30,599,640	$120,088,420	$159,134,894	$116,117,824	$52,946,727
Unaffiliated investments, at cost	$16,442,630	$ 60,870,052	$ 76,605,092	$ 55,140,146	$25,007,400
Affiliated investments, at cost	9,774,568	38,213,970	52,106,432	35,961,863	20,104,033
Standard Class:
Net Assets	$23,006,416	$ 98,730,699	$129,738,123	$ 86,750,516	$38,064,187
Shares Outstanding	1,992,769	8,384,166	10,855,382	7,611,239	3,379,974
Net Asset Value Per Share	$ 11.545	$ 11.776	$ 11.952	$ 11.398	$ 11.262
Service Class:
Net Assets	$ 7,593,224	$ 21,357,721	$ 29,396,771	$ 29,367,308	$14,882,540
Shares Outstanding	658,843	1,816,152	2,462,777	2,585,721	1,326,812
Net Asset Value Per Share	$ 11.525	$ 11.760	$ 11.936	$ 11.357	$ 11.217
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$22,904,037	$ 87,144,984	$117,971,241	$ 85,124,304	$43,516,888
Distributable earnings/(accumulated loss)	7,695,603	32,943,436	41,163,653	30,993,520	9,429,839
TOTAL NET ASSETS	$30,599,640	$120,088,420	$159,134,894	$116,117,824	$52,946,727
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–14

LVIP T. Rowe Price Target Date Funds
Statements of Operations
Six Months Ended June 30, 2019 (unaudited)
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 135,406	$ 381,709	$ 298,318	$ 110,699	$ 36,390
EXPENSES:
Management fees	34,860	134,619	173,083	126,956	55,869
Accounting and administration expenses	22,849	25,985	27,082	25,718	23,498
Professional fees	11,554	12,188	12,407	13,469	11,678
Distribution fees-Service Class	9,778	25,951	35,189	35,031	17,006
Shareholder servicing fees	4,403	17,006	21,608	16,152	7,079
Reports and statements to shareholders	3,417	6,544	8,832	9,327	7,500
Trustees’ fees and expenses	446	1,707	2,191	1,613	692
Consulting fees	358	363	365	363	358
Custodian fees	296	478	484	400	306
Pricing fees	223	223	223	217	217
Other	1,150	1,360	1,436	1,350	1,205
	89,334	226,424	282,900	230,596	125,408
Less:
Management fees waived	(3,005)	(23,201)	(24,705)	(14,553)	(4,744)
Expenses reimbursed	(35,554)	(36,533)	(34,273)	(37,154)	(37,749)
Total operating expenses	50,775	166,690	223,922	178,889	82,915
NET INVESTMENT INCOME (LOSS)	84,631	215,019	74,396	(68,190)	(46,525)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	94,455	375,682	(21,387)	(84,746)	(84,060)
Sale of unaffiliated investments	(102,361)	(331,435)	(201,527)	(243,433)	(31,217)
Net realized gain (loss)	(7,906)	44,247	(222,914)	(328,179)	(115,277)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	1,386,102	6,669,756	10,462,023	8,491,716	3,819,291
Unaffiliated investments	1,555,196	6,912,180	9,654,704	7,796,324	3,386,288
Net change in unrealized appreciation (depreciation)	2,941,298	13,581,936	20,116,727	16,288,040	7,205,579
NET REALIZED AND UNREALIZED GAIN	2,933,392	13,626,183	19,893,813	15,959,861	7,090,302
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,018,023	$13,841,202	$19,968,209	$15,891,671	$7,043,777
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–15

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets
	LVIP T. Rowe Price 2010 Fund		LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 84,631	$ 529,500	$ 215,019	$ 2,091,347	$ 74,396	$ 2,434,399
Net realized gain (loss)	(7,906)	5,688,814	44,247	21,937,571	(222,914)	23,430,943
Net change in unrealized appreciation (depreciation)	2,941,298	(7,547,822)	13,581,936	(30,779,092)	20,116,727	(37,395,651)
Net increase (decrease) in net assets resulting from operations	3,018,023	(1,329,508)	13,841,202	(6,750,174)	19,968,209	(11,530,309)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,102,124)	—	(7,059,529)	—	(5,542,120)
Service Class	—	(631,821)	—	(1,497,901)	—	(1,203,111)
	—	(2,733,945)	—	(8,557,430)	—	(6,745,231)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,614,103	3,908,282	8,746,488	17,296,565	10,104,427	18,617,759
Service Class	2,366,413	774,085	709,977	1,703,469	1,549,687	2,872,691
Reinvestment of dividends and distributions:
Standard Class	—	2,102,124	—	7,059,529	—	5,542,120
Service Class	—	631,821	—	1,497,901	—	1,203,111
	4,980,516	7,416,312	9,456,465	27,557,464	11,654,114	28,235,681
Cost of shares redeemed:
Standard Class	(2,917,643)	(9,821,422)	(12,261,538)	(26,345,477)	(9,442,412)	(28,096,852)
Service Class	(2,676,925)	(1,146,022)	(1,927,054)	(5,115,135)	(1,985,823)	(3,823,490)
	(5,594,568)	(10,967,444)	(14,188,592)	(31,460,612)	(11,428,235)	(31,920,342)
Increase (decrease) in net assets derived from capital share transactions	(614,052)	(3,551,132)	(4,732,127)	(3,903,148)	225,879	(3,684,661)
NET INCREASE (DECREASE) IN NET ASSETS	2,403,971	(7,614,585)	9,109,075	(19,210,752)	20,194,088	(21,960,201)
NET ASSETS:
Beginning of period	28,195,669	35,810,254	110,979,345	130,190,097	138,940,806	160,901,007
End of period	$30,599,640	$ 28,195,669	$120,088,420	$110,979,345	$159,134,894	$138,940,806
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–16

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets (continued)
	LVIP T. Rowe Price 2040 Fund		LVIP T. Rowe Price 2050 Fund
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (68,190)	$ 1,629,660	$ (46,525)	$ 683,181
Net realized gain (loss)	(328,179)	18,704,178	(115,277)	5,520,274
Net change in unrealized appreciation (depreciation)	16,288,040	(30,211,841)	7,205,579	(10,260,788)
Net increase (decrease) in net assets resulting from operations	15,891,671	(9,878,003)	7,043,777	(4,057,333)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,502,374)	—	(905,322)
Service Class	—	(1,413,492)	—	(307,084)
	—	(5,915,866)	—	(1,212,406)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,825,742	12,067,744	5,197,892	8,505,812
Service Class	3,068,343	2,958,054	1,268,576	2,616,514
Reinvestment of dividends and distributions:
Standard Class	—	4,502,374	—	905,322
Service Class	—	1,413,492	—	307,084
	8,894,085	20,941,664	6,466,468	12,334,732
Cost of shares redeemed:
Standard Class	(7,448,506)	(15,746,649)	(3,964,549)	(7,238,609)
Service Class	(3,380,155)	(3,012,187)	(282,013)	(1,047,840)
	(10,828,661)	(18,758,836)	(4,246,562)	(8,286,449)
Increase (decrease) in net assets derived from capital share transactions	(1,934,576)	2,182,828	2,219,906	4,048,283
NET INCREASE (DECREASE) IN NET ASSETS	13,957,095	(13,611,041)	9,263,683	(1,221,456)
NET ASSETS:
Beginning of period	102,160,729	115,771,770	43,683,044	44,904,500
End of period	$116,117,824	$102,160,729	$52,946,727	$ 43,683,044
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–17

LVIP T. Rowe Price 2010 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2010 Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.438	$ 11.902	$ 11.191	$ 11.379	$ 12.448	$ 12.105
Income (loss) from investment operations:
Net investment income[4]	0.034	0.189	0.202	0.197	0.208	0.158
Net realized and unrealized gain (loss)	1.073	(0.656)	0.873	0.306	(0.413)	0.421
Total from investment operations	1.107	(0.467)	1.075	0.503	(0.205)	0.579
Less dividends and distributions from:
Net investment income	—	(0.240)	(0.224)	(0.224)	(0.224)	(0.236)
Net realized gain	—	(0.757)	(0.140)	(0.467)	(0.640)	—
Total dividends and distributions	—	(0.997)	(0.364)	(0.691)	(0.864)	(0.236)
Net asset value, end of period	$ 11.545	$ 10.438	$ 11.902	$ 11.191	$ 11.379	$ 12.448
Total return[5]	10.61%	(4.22%)	9.64%	4.44%	(1.61%)	4.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 23,006	$ 21,055	$27,961	$31,758	$ 31,507	$36,507
Ratio of expenses to average net assets[6]	0.27%	0.27%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.52%	0.50%	0.47%	0.43%	0.44%	0.42%
Ratio of net investment income to average net assets	0.62% [7]	1.63%	1.72%	1.71%	1.68%	1.27%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.37% [7]	1.40%	1.55%	1.58%	1.54%	1.15%
Portfolio turnover	12%	74%	29%	47%	32%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–18

LVIP T. Rowe Price 2010 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2010 Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.433	$ 11.895	$ 11.186	$ 11.375	$ 12.443	$ 12.101
Income (loss) from investment operations:
Net investment income[4]	0.020	0.160	0.172	0.168	0.177	0.127
Net realized and unrealized gain (loss)	1.072	(0.654)	0.872	0.305	(0.412)	0.420
Total from investment operations	1.092	(0.494)	1.044	0.473	(0.235)	0.547
Less dividends and distributions from:
Net investment income	—	(0.211)	(0.195)	(0.195)	(0.193)	(0.205)
Net realized gain	—	(0.757)	(0.140)	(0.467)	(0.640)	—
Total dividends and distributions	—	(0.968)	(0.335)	(0.662)	(0.833)	(0.205)
Net asset value, end of period	$ 11.525	$ 10.433	$ 11.895	$ 11.186	$ 11.375	$ 12.443
Total return[5]	10.47%	(4.46%)	9.36%	4.17%	(1.85%)	4.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 7,593	$ 7,141	$ 7,849	$ 7,001	$ 6,455	$ 7,804
Ratio of expenses to average net assets[6]	0.52%	0.52%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.77%	0.75%	0.72%	0.68%	0.69%	0.67%
Ratio of net investment income to average net assets	0.37% [7]	1.38%	1.47%	1.46%	1.43%	1.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.12% [7]	1.15%	1.30%	1.33%	1.29%	0.90%
Portfolio turnover	12%	74%	29%	47%	32%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–19

LVIP T. Rowe Price 2020 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.458	$ 11.910	$ 11.206	$ 11.222	$ 12.110	$ 11.829
Income (loss) from investment operations:
Net investment income[4]	0.023	0.202	0.207	0.214	0.210	0.151
Net realized and unrealized gain (loss)	1.295	(0.826)	1.129	0.283	(0.480)	0.369
Total from investment operations	1.318	(0.624)	1.336	0.497	(0.270)	0.520
Less dividends and distributions from:
Net investment income	—	(0.218)	(0.231)	(0.231)	(0.219)	(0.239)
Net realized gain	—	(0.610)	(0.401)	(0.282)	(0.399)	—
Total dividends and distributions	—	(0.828)	(0.632)	(0.513)	(0.618)	(0.239)
Net asset value, end of period	$ 11.776	$ 10.458	$ 11.910	$ 11.206	$ 11.222	$ 12.110
Total return[5]	12.60%	(5.58%)	12.03%	4.45%	(2.21%)	4.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 98,731	$ 90,847	$105,395	$111,809	$123,071	$131,581
Ratio of expenses to average net assets[6]	0.24%	0.25%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.34%	0.36%	0.34%	0.32%	0.31%	0.31%
Ratio of net investment income to average net assets	0.41% [7]	1.72%	1.76%	1.89%	1.74%	1.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.31% [7]	1.61%	1.72%	1.87%	1.73%	1.24%
Portfolio turnover	3%	71%	24%	28%	28%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–20

LVIP T. Rowe Price 2020 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.456	$ 11.906	$ 11.204	$ 11.220	$ 12.107	$ 11.827
Income (loss) from investment operations:
Net investment income[4]	0.009	0.172	0.178	0.186	0.180	0.121
Net realized and unrealized gain (loss)	1.295	(0.824)	1.126	0.283	(0.479)	0.368
Total from investment operations	1.304	(0.652)	1.304	0.469	(0.299)	0.489
Less dividends and distributions from:
Net investment income	—	(0.188)	(0.201)	(0.203)	(0.189)	(0.209)
Net realized gain	—	(0.610)	(0.401)	(0.282)	(0.399)	—
Total dividends and distributions	—	(0.798)	(0.602)	(0.485)	(0.588)	(0.209)
Net asset value, end of period	$ 11.760	$ 10.456	$ 11.906	$ 11.204	$ 11.220	$ 12.107
Total return[5]	12.47%	(5.82%)	11.75%	4.20%	(2.45%)	4.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 21,358	$ 20,132	$ 24,795	$23,799	$ 23,613	$27,490
Ratio of expenses to average net assets[6]	0.49%	0.50%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.59%	0.61%	0.59%	0.57%	0.56%	0.56%
Ratio of net investment income to average net assets	0.16% [7]	1.47%	1.51%	1.64%	1.49%	1.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.06% [7]	1.36%	1.47%	1.62%	1.48%	0.99%
Portfolio turnover	3%	71%	24%	28%	28%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–21

LVIP T. Rowe Price 2030 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.447	$ 11.841	$ 10.851	$ 10.930	$ 12.174	$ 11.934
Income (loss) from investment operations:
Net investment income[4]	0.008	0.189	0.204	0.200	0.209	0.158
Net realized and unrealized gain (loss)	1.497	(1.062)	1.250	0.205	(0.539)	0.340
Total from investment operations	1.505	(0.873)	1.454	0.405	(0.330)	0.498
Less dividends and distributions from:
Net investment income	—	(0.204)	(0.231)	(0.218)	(0.205)	(0.258)
Net realized gain	—	(0.317)	(0.233)	(0.266)	(0.709)	—
Total dividends and distributions	—	(0.521)	(0.464)	(0.484)	(0.914)	(0.258)
Net asset value, end of period	$ 11.952	$ 10.447	$ 11.841	$ 10.851	$ 10.930	$ 12.174
Total return[5]	14.40%	(7.59%)	13.47%	3.72%	(2.66%)	4.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$129,738	$112,819	$131,624	$131,282	$136,001	$146,452
Ratio of expenses to average net assets[6]	0.25%	0.25%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.33%	0.35%	0.33%	0.32%	0.31%	0.31%
Ratio of net investment income to average net assets	0.15% [7]	1.63%	1.77%	1.83%	1.74%	1.30%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.07% [7]	1.53%	1.74%	1.81%	1.73%	1.29%
Portfolio turnover	3%	67%	20%	31%	30%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–22

LVIP T. Rowe Price 2030 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15	12/31/14
Net asset value, beginning of period	$ 10.447	$ 11.838	$ 10.849	$ 10.930	$ 12.172	$ 11.933
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.006)	0.160	0.175	0.173	0.178	0.128
Net realized and unrealized gain (loss)	1.495	(1.059)	1.249	0.202	(0.536)	0.338
Total from investment operations	1.489	(0.899)	1.424	0.375	(0.358)	0.466
Less dividends and distributions from:
Net investment income	—	(0.175)	(0.202)	(0.190)	(0.175)	(0.227)
Net realized gain	—	(0.317)	(0.233)	(0.266)	(0.709)	—
Total dividends and distributions	—	(0.492)	(0.435)	(0.456)	(0.884)	(0.227)
Net asset value, end of period	$ 11.936	$ 10.447	$ 11.838	$ 10.849	$ 10.930	$ 12.172
Total return[5]	14.25%	(7.82%)	13.19%	3.45%	(2.90%)	3.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 29,397	$ 26,121	$ 29,277	$24,338	$ 23,529	$23,964
Ratio of expenses to average net assets[6]	0.50%	0.50%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.58%	0.60%	0.58%	0.57%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets	(0.10%) [7]	1.38%	1.52%	1.58%	1.49%	1.05%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.18%) [7]	1.28%	1.49%	1.56%	1.48%	1.04%
Portfolio turnover	3%	67%	20%	31%	30%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–23

LVIP T. Rowe Price 2040 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.851	$ 11.399	$ 10.337	$ 10.346	$ 11.655	$ 11.523
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.003)	0.167	0.200	0.185	0.196	0.151
Net realized and unrealized gain (loss)	1.550	(1.122)	1.304	0.207	(0.577)	0.251
Total from investment operations	1.547	(0.955)	1.504	0.392	(0.381)	0.402
Less dividends and distributions from:
Net investment income	—	(0.179)	(0.225)	(0.198)	(0.189)	(0.270)
Net realized gain	—	(0.414)	(0.217)	(0.203)	(0.739)	—
Total dividends and distributions	—	(0.593)	(0.442)	(0.401)	(0.928)	(0.270)
Net asset value, end of period	$ 11.398	$ 9.851	$ 11.399	$ 10.337	$ 10.346	$ 11.655
Total return[5]	15.70%	(8.72%)	14.63%	3.81%	(3.22%)	3.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 86,751	$ 76,482	$ 87,523	$86,980	$ 87,556	$94,657
Ratio of expenses to average net assets[6]	0.26%	0.26%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.35%	0.37%	0.36%	0.34%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets	(0.06%) [7]	1.50%	1.81%	1.78%	1.70%	1.29%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15%) [7]	1.39%	1.75%	1.74%	1.67%	1.26%
Portfolio turnover	4%	65%	27%	27%	25%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–24

LVIP T. Rowe Price 2040 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.828	$ 11.372	$ 10.315	$ 10.325	$ 11.634	$ 11.503
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.017)	0.139	0.172	0.158	0.166	0.122
Net realized and unrealized gain (loss)	1.546	(1.117)	1.300	0.207	(0.575)	0.249
Total from investment operations	1.529	(0.978)	1.472	0.365	(0.409)	0.371
Less dividends and distributions from:
Net investment income	—	(0.152)	(0.198)	(0.172)	(0.161)	(0.240)
Net realized gain	—	(0.414)	(0.217)	(0.203)	(0.739)	—
Total dividends and distributions	—	(0.566)	(0.415)	(0.375)	(0.900)	(0.240)
Net asset value, end of period	$ 11.357	$ 9.828	$ 11.372	$ 10.315	$ 10.325	$ 11.634
Total return[5]	15.56%	(8.95%)	14.34%	3.55%	(3.46%)	3.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 29,367	$ 25,678	$ 28,249	$23,376	$ 22,486	$22,424
Ratio of expenses to average net assets[6]	0.51%	0.51%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.60%	0.62%	0.61%	0.59%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets	(0.31%) [7]	1.25%	1.56%	1.53%	1.45%	1.04%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40%) [7]	1.14%	1.50%	1.49%	1.42%	1.01%
Portfolio turnover	4%	65%	27%	27%	25%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–25

LVIP T. Rowe Price 2050 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.705	$ 10.912	$ 9.514	$ 9.345	$ 9.888	$ 11.054
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.006)	0.168	0.187	0.189	0.186	0.138
Net realized and unrealized gain (loss)	1.563	(1.093)	1.440	0.222	(0.554)	0.196
Total from investment operations	1.557	(0.925)	1.627	0.411	(0.368)	0.334
Less dividends and distributions from:
Net investment income	—	(0.186)	(0.213)	(0.182)	(0.157)	(0.214)
Net realized gain	—	(0.096)	(0.016)	(0.060)	(0.018)	(1.286)
Total dividends and distributions	—	(0.282)	(0.229)	(0.242)	(0.175)	(1.500)
Net asset value, end of period	$ 11.262	$ 9.705	$ 10.912	$ 9.514	$ 9.345	$ 9.888
Total return[5]	16.04%	(8.47%)	17.11%	4.41%	(3.75%)	2.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 38,064	$ 31,731	$ 33,407	$28,659	$ 24,406	$20,614
Ratio of expenses to average net assets[6]	0.27%	0.27%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.44%	0.46%	0.47%	0.50%	0.54%	0.52%
Ratio of net investment income (loss) to average net assets	(0.12%) [7]	1.54%	1.80%	2.01%	1.87%	1.24%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29%) [7]	1.35%	1.63%	1.81%	1.63%	1.02%
Portfolio turnover	3%	62%	34%	23%	26%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–26

LVIP T. Rowe Price 2050 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18 [2]	12/31/17	12/31/16 [3]	12/31/15	12/31/14
Net asset value, beginning of period	$ 9.681	$ 10.884	$ 9.491	$ 9.324	$ 9.866	$ 11.032
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.020)	0.140	0.161	0.165	0.160	0.111
Net realized and unrealized gain (loss)	1.556	(1.086)	1.435	0.221	(0.552)	0.195
Total from investment operations	1.536	(0.946)	1.596	0.386	(0.392)	0.306
Less dividends and distributions from:
Net investment income	—	(0.161)	(0.187)	(0.159)	(0.132)	(0.186)
Net realized gain	—	(0.096)	(0.016)	(0.060)	(0.018)	(1.286)
Total dividends and distributions	—	(0.257)	(0.203)	(0.219)	(0.150)	(1.472)
Net asset value, end of period	$ 11.217	$ 9.681	$ 10.884	$ 9.491	$ 9.324	$ 9.866
Total return[5]	15.87%	(8.70%)	16.82%	4.15%	(3.98%)	2.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 14,883	$ 11,952	$ 11,498	$ 7,708	$ 5,011	$ 3,075
Ratio of expenses to average net assets[6]	0.52%	0.52%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.69%	0.71%	0.72%	0.75%	0.79%	0.77%
Ratio of net investment income (loss) to average net assets	(0.37%) [7]	1.29%	1.55%	1.76%	1.62%	0.99%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.54%) [7]	1.10%	1.38%	1.56%	1.38%	0.77%
Portfolio turnover	3%	62%	34%	23%	26%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund and the Fund's managed risk strategy was removed.
[3]	Effective May 1, 2016 through January 31, 2018, Milliman Financial Risk Management LLC was responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–27

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price 2010 Fund, LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund and LVIP T. Rowe Price 2050 Fund (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. Each Fund is a diversified management investment company registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment companies, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Funds are T. Rowe Price target date funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.
Each Fund’s investment objective is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
1. Significant Accounting Policies
Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2019, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP T. Rowe Price Target Date Funds–28

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, effective May 1, 2019, LIAC receives a management fee at an annual rate of 0.19% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Prior to May 1, 2019, the management fee was 0.25% of each Fund’s average daily net assets.
Prior to May 1, 2019, LIAC had contractually agreed to waive a portion of its advisory fee. The waiver amount of each Fund’s average daily net assets were as follows:
LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
0.03%	0.06%	0.05%	0.04%	0.03%
LIAC has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed the following percentages of average daily net assets for each Fund. The reimbursement is accrued daily and received monthly.
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Standard Class	0.27%	0.24%	0.25%	0.26%	0.27%
Service Class	0.52%	0.49%	0.50%	0.51%	0.52%
LIAC retains the right to receive reimbursements of excess amounts waived or paid on or after May 1, 2019 by LIAC under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LIAC and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2019, LIAC has not recouped any previously reimbursed expenses of the Funds'.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2022	Total
LVIP T. Rowe Price 2010 Fund	17,195	17,195
LVIP T. Rowe Price 2020 Fund	18,183	18,183
LVIP T. Rowe Price 2030 Fund	15,510	15,510
LVIP T. Rowe Price 2040 Fund	15,967	15,967
LVIP T. Rowe Price 2050 Fund	17,146	17,146
T. Rowe Price Associates, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Funds, pays T. Rowe Price Associates, Inc. a fee based on each Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Administrative	$831	$3,369	$4,260	$3,153	$1,357
Legal	171	694	877	650	279
LVIP T. Rowe Price Target Date Funds–29

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2019, these fees were as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Printing and mailing	$875	$2,542	$4,290	$5,474	$4,688
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Expense reimbursement receivable from LIAC	$12,568	$13,130	$11,769	$11,985	$12,534
Management fees payable to LIAC	4,834	18,723	24,478	17,773	8,103
Distribution fees payable to LFD	1,547	4,325	5,909	5,918	2,967
Printing and mailing fees payable to Lincoln Life	1,083	3,095	5,014	6,461	4,902
Shareholder servicing fees payable to Lincoln Life	738	2,858	3,736	2,713	1,237
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP T. Rowe Price Target Date Funds–30

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
LVIP T. Rowe Price 2010 Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-46.74%@
Equity Funds-15.83%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 455,994	$ 45,000	$ 33,000	$ (2,125)	$ 86,294	$ 552,163	43,763	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	3,337,647	475,004	665,002	33,367	592,897	3,773,913	188,630	—	—
✧✧LVIP SSGA Small-Cap Index Fund	427,513	64,999	48,000	(843)	75,166	518,835	16,542	—	—
Fixed Income Fund-24.82%@
✧✧LVIP SSGA Bond Index Fund	7,543,866	920,001	1,315,000	10,794	436,424	7,596,085	658,810	—	—
International Equity Fund-6.09%@
✧✧LVIP SSGA International Index Fund	1,818,382	109,999	315,000	53,262	195,321	1,861,964	196,680	—	—
Total	$13,583,402	$1,615,003	$2,376,002	$94,455	$1,386,102	$14,302,960		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2020 Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-50.92%@
Equity Funds-22.08%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 2,637,807	$ —	$ 160,001	$ (8,361)	$ 479,541	$ 2,948,986	233,731	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	19,077,575	375,001	2,105,000	190,280	3,234,872	20,772,728	1,038,273	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,396,058	—	—	—	399,789	2,795,847	89,139	—	—
Fixed Income Fund-20.23%@
✧✧LVIP SSGA Bond Index Fund	24,226,681	1,200,001	2,530,000	(4,672)	1,401,464	24,293,474	2,106,980	—	—
International Equity Fund-8.61%@
✧✧LVIP SSGA International Index Fund	10,369,111	124,998	1,505,000	198,435	1,154,090	10,341,634	1,092,388	—	—
Total	$58,707,232	$1,700,000	$6,300,001	$375,682	$6,669,756	$61,152,669		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds–31

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2030 Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-53.65%@
Equity Funds-28.38%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 4,260,449	$ —	$ —	$ —	$ 757,669	$ 5,018,118	397,726	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	29,758,879	435,001	395,000	25,134	5,517,671	35,341,685	1,766,466	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,889,313	259,999	—	—	653,762	4,803,074	153,135	—	—
Fixed Income Fund-14.01%@
✧✧LVIP SSGA Bond Index Fund	21,379,117	950,000	1,300,000	(10,060)	1,272,376	22,291,433	1,933,342	—	—
International Equity Fund-11.26%@
✧✧LVIP SSGA International Index Fund	16,489,922	—	800,001	(36,461)	2,260,545	17,914,005	1,892,258	—	—
Total	$75,777,680	$1,645,000	$2,495,001	$(21,387)	$10,462,023	$85,368,315		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2040 Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-54.08%@
Equity Funds-32.93%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 3,651,719	$ 30,000	$ 25,000	$ (1,253)	$ 653,822	$ 4,309,288	341,546	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	25,291,589	1,200,000	1,345,000	64,620	4,681,159	29,892,368	1,494,096	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,360,492	154,999	50,000	(1,145)	567,375	4,031,721	128,542	—	—
Fixed Income Fund-8.08%@
✧✧LVIP SSGA Bond Index Fund	9,630,420	710,001	1,490,000	(4,169)	543,091	9,389,343	814,340	—	—
International Equity Fund-13.07%@
✧✧LVIP SSGA International Index Fund	14,133,792	420,000	1,280,000	(142,799)	2,046,269	15,177,262	1,603,175	—	—
Total	$56,068,012	$2,515,000	$4,190,000	$ (84,746)	$8,491,716	$62,799,982		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds–32

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2050 Fund
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-54.17%@
Equity Funds-34.49%@
✧✧LVIP SSGA Mid-Cap Index Fund	$ 1,595,140	$ 160,000	$ —	$ —	$ 293,407	$ 2,048,547	162,364	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	11,365,867	844,999	100,000	(7,142)	2,155,642	14,259,366	712,719	—	—
✧✧LVIP SSGA Small-Cap Index Fund	1,444,861	255,000	—	—	255,450	1,955,311	62,340	—	—
Fixed Income Fund-5.97%@
✧✧LVIP SSGA Bond Index Fund	3,102,677	260,000	375,000	(7,264)	183,058	3,163,471	274,369	—	—
International Equity Fund-13.71%@
✧✧LVIP SSGA International Index Fund	6,330,372	560,000	495,000	(69,654)	931,734	7,257,452	766,605	—	—
Total	$23,838,917	$2,079,999	$970,000	$(84,060)	$3,819,291	$28,684,147		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Purchases	$3,789,598	$ 4,100,054	$4,914,890	$ 4,087,461	$3,544,306
Purchases of U.S. government securities	—	—	—	13,073,755	—
Sales	4,569,000	10,895,000	4,850,000	6,510,000	1,470,000
Sales of U.S. government securities	—	—	—	15,275,837	—
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Cost of investments	$26,217,198	$99,084,022	$128,711,524	$91,102,009	$45,111,433
Aggregate unrealized appreciation of investments	$ 4,817,552	$23,956,216	$ 34,511,491	$27,727,144	$ 9,003,273
Aggregate unrealized depreciation of investments	(338,310)	(1,902,925)	(3,172,637)	(2,524,716)	(1,071,958)
Net unrealized appreciation of investments	$ 4,479,242	$22,053,291	$ 31,338,854	$25,202,428	$ 7,931,315
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP T. Rowe Price Target Date Funds–33

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2019:
Level 1	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Investments:
Assets:
Affiliated Investment Companies	$14,302,960	$ 61,152,669	$ 85,368,315	$ 62,799,982	$28,684,147
Unaffiliated Investment Companies	16,393,480	59,984,644	74,700,063	53,504,455	24,358,601
Total Investments	$30,696,440	$121,137,313	$160,068,378	$116,304,437	$53,042,748
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP T. Rowe Price 2010 Fund		LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/19	12/31/18	6/30/19	12/31/18	6/30/19	12/31/18
Shares sold:
Standard Class	236,059	339,681	774,258	1,489,926	886,099	1,596,570
Service Class	214,381	65,802	63,112	146,025	134,917	246,293
Shares reinvested:
Standard Class	—	190,690	—	632,596	—	498,643
Service Class	—	57,413	—	133,985	—	107,904
	450,440	653,586	837,370	2,402,532	1,021,016	2,449,410
Shares redeemed:
Standard Class	(260,353)	(862,597)	(1,077,300)	(2,284,342)	(829,944)	(2,411,677)
Service Class	(239,942)	(98,642)	(172,316)	(437,226)	(172,576)	(326,933)
	(500,295)	(961,239)	(1,249,616)	(2,721,568)	(1,002,520)	(2,738,610)
Net increase (decrease)	(49,855)	(307,653)	(412,246)	(319,036)	18,496	(289,200)

LVIP T. Rowe Price Target Date Funds–34

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP T. Rowe Price 2040 Fund		LVIP T. Rowe Price 2050 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/19	12/31/18	6/30/19	12/31/18
Shares sold:
Standard Class	535,312	1,075,440	483,139	778,378
Service Class	288,510	263,263	118,711	241,694
Shares reinvested:
Standard Class	—	421,421	—	93,224
Service Class	—	132,284	—	31,674
	823,822	1,892,408	601,850	1,144,970
Shares redeemed:
Standard Class	(688,162)	(1,411,078)	(372,846)	(663,314)
Service Class	(315,497)	(267,003)	(26,444)	(95,179)
	(1,003,659)	(1,678,081)	(399,290)	(758,493)
Net increase (decrease)	(179,837)	214,327	202,560	386,477
5. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
6. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
7. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP T. Rowe Price Target Date Funds–35

LVIP T. Rowe Price Growth Stock Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Growth Stock Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,204.00	0.67%	$3.66
Service Class Shares	1,000.00	1,202.50	0.92%	5.02
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.50	0.67%	$3.36
Service Class Shares	1,000.00	1,020.20	0.92%	4.61

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	97.82%
Aerospace & Defense	4.62%
Auto Components	1.12%
Automobiles	0.95%
Biotechnology	2.02%
Capital Markets	2.59%
Chemicals	0.94%
Electric Utilities	0.80%
Entertainment	4.29%
Equity Real Estate Investment Trusts	0.41%
Health Care Equipment & Supplies	5.56%
Health Care Providers & Services	4.92%
Hotels, Restaurants & Leisure	2.79%
Household Durables	0.52%
Industrial Conglomerates	1.68%
Insurance	0.70%
Interactive Media & Services	13.97%
Internet & Direct Marketing Retail	12.61%
IT Services	11.85%
Machinery	1.61%
Multiline Retail	2.15%
Multi-Utilities	1.07%
Oil, Gas & Consumable Fuels	0.45%
Pharmaceuticals	0.25%
Professional Services	1.37%
Road & Rail	0.52%
Semiconductors & Semiconductor Equipment	1.70%
Software	13.78%
Technology Hardware, Storage & Peripherals	0.77%
Textiles, Apparel & Luxury Goods	1.07%
Tobacco	0.74%
Convertible Preferred Stocks	1.01%
Preferred Stock	0.15%
Money Market Fund	0.71%
Total Investments	99.69%
Receivables and Other Assets Net of Liabilities	0.31%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	9.01%
Facebook Class A	5.79%
Microsoft	5.78%
Alphabet Class A & Class C	5.41%
Visa Class A	3.81%
Boeing	3.68%
Mastercard Class A	3.28%
Alibaba Group Holding ADR	2.26%
Tencent Holdings	2.08%
Stryker	1.93%
Total	43.03%

ADR–American Depositary Receipt
IT–Information Technology

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.82%
Aerospace & Defense–4.62%
Boeing	155,210	$ 56,497,992
Northrop Grumman	44,579	14,403,921
		70,901,913
Auto Components–1.12%
Aptiv	212,244	17,155,683
		17,155,683
Automobiles–0.95%
Ferrari	90,006	14,528,769
		14,528,769
Biotechnology–2.02%
†Alexion Pharmaceuticals	60,101	7,872,029
†Vertex Pharmaceuticals	126,367	23,173,180
		31,045,209
Capital Markets–2.59%
Charles Schwab	282,144	11,339,367
Intercontinental Exchange	102,000	8,765,880
Morgan Stanley	66,403	2,909,115
S&P Global	11,750	2,676,533
TD Ameritrade Holding	280,826	14,018,834
		39,709,729
Chemicals–0.94%
†Dow	54,463	2,685,570
DuPont de Nemours	56,313	4,227,417
Linde	37,000	7,429,600
		14,342,587
Electric Utilities–0.80%
NextEra Energy	59,977	12,286,888
		12,286,888
Entertainment–4.29%
†Electronic Arts	90,902	9,204,737
†Netflix	68,308	25,090,895
†Tencent Music Entertainment Group ADR	450,062	6,746,429
Walt Disney	176,633	24,665,032
		65,707,093
Equity Real Estate Investment Trusts–0.41%
Crown Castle International	48,504	6,322,496
		6,322,496
Health Care Equipment & Supplies–5.56%
†Alcon	136,965	8,457,539
Becton Dickinson & Co.	98,334	24,781,151
†Intuitive Surgical	42,683	22,389,368
Stryker	144,067	29,617,294
		85,245,352
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–4.92%
Anthem	51,163	$ 14,438,710
†Centene	233,689	12,254,651
†Cigna	70,590	11,121,455
HCA Healthcare	69,535	9,399,046
UnitedHealth Group	79,954	19,509,576
†WellCare Health Plans	30,260	8,626,218
		75,349,656
Hotels, Restaurants & Leisure–2.79%
Las Vegas Sands	175,473	10,368,700
McDonald's	51,153	10,622,432
MGM Resorts International	280,011	7,999,914
Wynn Resorts	111,177	13,784,836
		42,775,882
Household Durables–0.52%
†NVR	2,363	7,963,901
		7,963,901
Industrial Conglomerates–1.68%
Honeywell International	34,400	6,005,896
Roper Technologies	53,811	19,708,817
		25,714,713
Insurance–0.70%
Chubb	72,353	10,656,873
		10,656,873
Interactive Media & Services–13.97%
†Alphabet Class A	38,840	42,055,952
†Alphabet Class C	37,813	40,872,450
†Facebook Class A	459,572	88,697,396
†InterActiveCorp	48,957	10,649,616
Tencent Holdings	705,700	31,925,436
		214,200,850
Internet & Direct Marketing Retail–12.61%
†Alibaba Group Holding ADR	204,439	34,642,189
†Amazon.com	72,902	138,049,414
†Booking Holdings	8,466	15,871,295
†MercadoLibre	7,644	4,676,370
		193,239,268
IT Services–11.85%
Fidelity National Information Services	62,200	7,630,696
†Fiserv	151,879	13,845,290
Mastercard Class A	189,947	50,246,680
†PayPal Holdings	154,637	17,699,751
Total System Services	54,787	7,027,528
Visa Class A	336,152	58,339,180
†Worldpay Class A	219,250	26,869,087
		181,658,212
LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–1.61%
Fortive	176,592	$ 14,395,780
Wabtec	142,683	10,238,932
		24,634,712
Multiline Retail–2.15%
Dollar General	43,950	5,940,282
†Dollar Tree	115,492	12,402,686
Dollarama	416,694	14,659,305
		33,002,273
Multi-Utilities–1.07%
Sempra Energy	119,887	16,477,269
		16,477,269
Oil, Gas & Consumable Fuels–0.45%
Pioneer Natural Resources	45,235	6,959,857
		6,959,857
Pharmaceuticals–0.25%
†Elanco Animal Health	19,844	670,727
Eli Lilly & Co.	27,949	3,096,470
		3,767,197
Professional Services–1.37%
Equifax	47,570	6,433,367
TransUnion	198,141	14,565,345
		20,998,712
Road & Rail–0.52%
JB Hunt Transport Services	67,286	6,150,613
=†πUber Technologies	39,359	1,822,273
		7,972,886
Semiconductors & Semiconductor Equipment–1.70%
ASML Holding (New York shares)	65,786	13,678,883
Marvell Technology Group	521,282	12,443,001
		26,121,884
Software–13.78%
†Atlassian Class A	11,040	1,444,474
Intuit	91,482	23,906,991
Microsoft	661,346	88,593,910
†salesforce.com	130,521	19,803,951
†ServiceNow	37,462	10,285,941
†Slack Technologies Class A	4,453	166,988
†Splunk	104,683	13,163,887
Symantec	813,193	17,695,080
†Temenos	28,204	5,050,034
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
VMware Class A	87,547	$ 14,638,734
†Workday Class A	78,425	16,122,611
†Zoom Video Communications Class A	4,777	424,150
		211,296,751
Technology Hardware, Storage & Peripherals–0.77%
Apple	59,427	11,761,792
		11,761,792
Textiles, Apparel & Luxury Goods–1.07%
NIKE Class B	195,773	16,435,143
		16,435,143
Tobacco–0.74%
Philip Morris International	143,929	11,302,744
		11,302,744
Total Common Stock (Cost $905,627,142)		1,499,536,294
CONVERTIBLE PREFERRED STOCKS–1.01%
=†πAirbnb Series D	14,304	1,686,013
=†πAirbnb Series E	14,245	1,679,058
=†πAnt International Class C	747,330	4,192,521
=†πAurora Innovation	128,840	1,190,520
=†πMagic Leap Series C	47,862	1,292,274
=†πMagic Leap Series D	43,618	1,177,686
=†πUiPath Series D2	7,579	298,247
=†πUiPath Series D1	45,137	1,776,218
=†πWeWork Companies Series E	16,159	872,586
=†πXiaoju Kuaizhi Series A	26,379	1,265,928
Total Convertible Preferred Stocks (Cost $12,901,025)		15,431,051
PREFERRED STOCK–0.15%
=†πGm Cruise Holdings	1,260	2,299,500
Total Preferred Stock (Cost $2,299,500)		2,299,500

MONEY MARKET FUND–0.71%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	10,879,843	10,879,843
Total Money Market Fund (Cost $10,879,843)		10,879,843

TOTAL INVESTMENTS–99.69% (Cost $931,707,510)	1,528,146,688
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	4,827,308
NET ASSETS APPLICABLE TO 32,173,032 SHARES OUTSTANDING–100.00%	$1,532,973,996
LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($1,168,205,129 / 24,375,975 Shares)	$47.924
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($364,768,867 / 7,797,057 Shares)	$46.783
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$ 849,874,032
Distributable earnings/(accumulated loss)	683,099,964
TOTAL NET ASSETS	$1,532,973,996

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2019, the aggregate value of restricted securities was $19,552,824, which represented 1.28% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$ 582,359	$ 1,686,013
Airbnb Series E	7/14/2015	1,326,130	1,679,058
Ant International Class C	6/7/2018	4,192,521	4,192,521
Aurora Innovation	3/1/2019	1,190,520	1,190,520
Gm Cruise Holdings Class F	3/1/2016	2,299,500	2,299,500
Magic Leap Series C	1/20/2016	1,102,405	1,292,274
Magic Leap Series D	10/12/2017	1,177,686	1,177,686
Uber Technologies	1/16/2018	1,844,117	1,822,273
UiPath Series D1	4/30/2019	1,776,218	1,776,218
UiPath Series D2	4/30/2019	298,247	298,247
WeWork Companies Series E	6/23/2015	531,463	872,586
Xiaoju Kuaizhi Series A	10/19/2015	723,476	1,265,928
Total		$17,044,642	$19,552,824

★ Includes $1,773,333 payable for securities purchased, $664,176 payable for fund share redeemed, $104,295 other accrued expenses payable and $877,879 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 5,749,137
Interest	233,983
Foreign Taxes Withheld	(42,759)
5,940,361
EXPENSES:
Management fees	4,608,478
Distribution fees-Service Class	443,022
Shareholder servicing fees	211,957
Accounting and administration expenses	132,323
Reports and statements to shareholders	45,245
Professional fees	26,125
Trustees’ fees and expenses	20,358
Custodian fees	2,887
Consulting fees	1,265
Pricing fees	794
Interest expense	312
Other	22,465
5,515,231
Less:
Management fees waived	(153,347)
Total operating expenses	5,361,884
NET INVESTMENT INCOME	578,477
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	2,231,031
Foreign currencies	3,904
Net realized gain	2,234,935
Net change in unrealized appreciation (depreciation) of:
Investments	262,006,738
Foreign currencies	554
Net change in unrealized appreciation (depreciation)	262,007,292
NET REALIZED AND UNREALIZED GAIN	264,242,227
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$264,820,704
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 578,477	$ 1,765,867
Net realized gain	2,234,935	96,055,281
Net change in unrealized appreciation (depreciation)	262,007,292	(112,404,766)
Net increase (decrease) in net assets resulting from operations	264,820,704	(14,583,618)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(74,120,979)
Service Class	—	(28,411,523)
	—	(102,532,502)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	62,621,313	269,193,865
Service Class	27,581,754	67,311,652
Reinvestment of dividends and distributions:
Standard Class	—	74,120,979
Service Class	—	28,411,523
	90,203,067	439,038,019
Cost of shares redeemed:
Standard Class	(96,259,313)	(182,180,420)
Service Class	(42,571,650)	(71,052,224)
	(138,830,963)	(253,232,644)
Increase (decrease) in net assets derived from capital share transactions	(48,627,896)	185,805,375
NET INCREASE IN NET ASSETS	216,192,808	68,689,255
NET ASSETS:
Beginning of period	1,316,781,188	1,248,091,933
End of period	$1,532,973,996	$1,316,781,188
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months Ended[1]6/30/19 (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 39.805	$ 43.584	$ 33.206	$ 33.230	$ 31.180	$ 28.681
Income (loss) from investment operations:
Net investment income (loss)[2]	0.032	0.094	0.083	0.044	(0.011)	(0.015)
Net realized and unrealized gain (loss)	8.087	(0.084)	11.105	0.412	3.294	2.514
Total from investment operations	8.119	0.010	11.188	0.456	3.283	2.499
Less dividends and distributions from:
Net investment income	—	(0.082)	(0.095)	(0.033)	—	—
Net realized gain	—	(3.707)	(0.715)	(0.443)	(1.233)	—
Return of capital	—	—	—	(0.004)	—	—
Total dividends and distributions	—	(3.789)	(0.810)	(0.480)	(1.233)	—
Net asset value, end of period	$ 47.924	$ 39.805	$ 43.584	$ 33.206	$ 33.230	$ 31.180
Total return[3]	20.40%	(1.12%)	33.69%	1.39%	10.73%	8.71%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,168,205	$1,000,659	$924,211	$829,032	$624,231	$201,096
Ratio of expenses to average net assets	0.67%	0.68%	0.68%	0.68%	0.71%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.69%	0.70%	0.70%	0.69%	0.71%	0.76%
Ratio of net investment income (loss) to average net assets	0.14%	0.21%	0.21%	0.14%	(0.03%)	(0.05%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.12%	0.19%	0.19%	0.13%	(0.03%)	(0.05%)
Portfolio turnover	12%	50%	60%	44%	35%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months Ended[1]6/30/19 (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 38.905	$ 42.736	$ 32.582	$ 32.662	$ 30.743	$ 28.351
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.024)	(0.020)	(0.015)	(0.035)	(0.093)	(0.087)
Net realized and unrealized gain (loss)	7.902	(0.065)	10.884	0.402	3.245	2.479
Total from investment operations	7.878	(0.085)	10.869	0.367	3.152	2.392
Less dividends and distributions from:
Net investment income	—	(0.039)	—	—	—	—
Net realized gain	—	(3.707)	(0.715)	(0.443)	(1.233)	—
Return of capital	—	—	—	(0.004)	—	—
Total dividends and distributions	—	(3.746)	(0.715)	(0.447)	(1.233)	—
Net asset value, end of period	$ 46.783	$ 38.905	$ 42.736	$ 32.582	$ 32.662	$ 30.743
Total return[3]	20.25%	(1.37%)	33.36%	1.15%	10.45%	8.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$364,769	$316,122	$323,881	$250,162	$274,131	$190,460
Ratio of expenses to average net assets	0.92%	0.93%	0.93%	0.93%	0.96%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.94%	0.95%	0.95%	0.94%	0.96%	1.01%
Ratio of net investment income (loss) to average net assets	(0.11%)	(0.04%)	(0.04%)	(0.11%)	(0.28%)	(0.30%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.13%)	(0.06%)	(0.06%)	(0.12%)	(0.28%)	(0.30%)
Portfolio turnover	12%	50%	60%	44%	35%	41%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $46 for the six months ended June 30, 2019. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the Fund's average daily net assets; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund's average daily net assets in excess of $500 million.   LIAC has contractually agreed to waive a portion of its advisory fee. When Fund assets are less than $1 billion, the waiver amount is 0.00%. When Fund assets are greater than $1 billion, the waiver amount is 0.025% of the first $1 billion of average daily net assets of the Fund and 0.0125% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price Associates, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$41,134
Legal	8,472
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,476 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of
LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$749,636
Distribution fees payable to LFD	73,442
Printing and mailing fees payable to Lincoln Life	19,116
Shareholder servicing fees payable to Lincoln Life	35,685
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2019, the Fund engaged in securities sales of $571,335, which resulted in net realized gains of $29,923.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$174,857,101
Sales	224,925,743
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$931,707,510
Aggregate unrealized appreciation of investments	$611,595,976
Aggregate unrealized depreciation of investments	(15,156,798)
Net unrealized appreciation of investments	$596,439,178
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 70,901,913	$ —	$ —	$ 70,901,913
Auto Components	17,155,683	—	—	17,155,683
Automobiles	14,528,769	—	—	14,528,769
Biotechnology	31,045,209	—	—	31,045,209
Capital Markets	39,709,729	—	—	39,709,729
Chemicals	14,342,587	—	—	14,342,587
Electric Utilities	12,286,888	—	—	12,286,888
Entertainment	65,707,093	—	—	65,707,093
Equity Real Estate Investment Trusts	6,322,496	—	—	6,322,496
Health Care Equipment & Supplies	85,245,352	—	—	85,245,352
Health Care Providers & Services	75,349,656	—	—	75,349,656
Hotels, Restaurants & Leisure	42,775,882	—	—	42,775,882
Household Durables	7,963,901	—	—	7,963,901
Industrial Conglomerates	25,714,713	—	—	25,714,713
Insurance	10,656,873	—	—	10,656,873
Interactive Media & Services	182,275,414	31,925,436	—	214,200,850
Internet & Direct Marketing Retail	193,239,268	—	—	193,239,268
IT Services	181,658,212	—	—	181,658,212
Machinery	24,634,712	—	—	24,634,712
Multiline Retail	33,002,273	—	—	33,002,273
Multi-Utilities	16,477,269	—	—	16,477,269
Oil, Gas & Consumable Fuels	6,959,857	—	—	6,959,857
Pharmaceuticals	3,767,197	—	—	3,767,197
Professional Services	20,998,712	—	—	20,998,712
Road & Rail	6,150,613	—	1,822,273	7,972,886
Semiconductors & Semiconductor Equipment	26,121,884	—	—	26,121,884
Software	206,246,717	5,050,034	—	211,296,751
Technology Hardware, Storage & Peripherals	11,761,792	—	—	11,761,792
Textiles, Apparel & Luxury Goods	16,435,143	—	—	16,435,143
Tobacco	11,302,744	—	—	11,302,744
Convertible Preferred Stocks	—	—	15,431,051	15,431,051
Preferred Stock	—	—	2,299,500	2,299,500
Money Market Fund	10,879,843	—	—	10,879,843
Total Investments	$1,471,618,394	$36,975,470	$19,552,824	$1,528,146,688
LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/18	$ 140,821	$13,634,020	$13,774,841
Reclassifications	—	—	—
Purchases	1,822,273	10,459,456	12,281,729
Sales	(93,743)	(6,723,254)	(6,816,997)
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	—	21,701	21,701
Net change in unrealized appreciation (depreciation)	(47,078)	338,628	291,550
Balance as of 06/30/19	$1,822,273	$17,730,551	$19,552,824
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/19	$ —	$ 1,594,301	$ 1,594,301
We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of June 30, 2019.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	1,382,157	6,197,316
Service Class	624,077	1,491,730
Shares reinvested:
Standard Class	—	1,611,372
Service Class	—	630,645
	2,006,234	9,931,063
Shares redeemed:
Standard Class	(2,145,055)	(3,874,864)
Service Class	(952,469)	(1,575,635)
	(3,097,524)	(5,450,499)
Net increase (decrease)	(1,091,290)	4,480,564
5. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP T. Rowe Price Growth Stock Fund–13

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)
 5. Market Risk (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Growth Stock Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,276.30	0.75%	$4.23
Service Class Shares	1,000.00	1,274.70	1.00%	5.64
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.10	0.75%	$3.76
Service Class Shares	1,000.00	1,019.80	1.00%	5.01

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	98.89%
Aerospace & Defense	2.59%
Air Freight & Logistics	0.32%
Airlines	1.06%
Auto Components	0.72%
Automobiles	0.22%
Banks	1.58%
Beverages	0.51%
Biotechnology	3.64%
Building Products	1.07%
Capital Markets	3.85%
Chemicals	1.25%
Commercial Services & Supplies	2.49%
Communications Equipment	0.56%
Construction & Engineering	0.14%
Construction Materials	0.79%
Consumer Finance	0.33%
Containers & Packaging	1.50%
Distributors	0.29%
Diversified Consumer Services	0.85%
Electrical Equipment	1.38%
Electronic Equipment, Instruments & Components	3.15%
Energy Equipment & Services	0.08%
Entertainment	0.98%
Equity Real Estate Investment Trusts	1.60%
Food & Staples Retailing	0.31%
Food Products	1.43%
Gas Utilities	0.31%
Health Care Equipment & Supplies	4.37%
Health Care Providers & Services	2.43%
Health Care Technology	0.69%
Hotels, Restaurants & Leisure	4.45%
Household Durables	0.73%
Household Products	0.96%
Industrial Conglomerates	0.29%
Insurance	1.61%
Interactive Media & Services	0.84%
Internet & Direct Marketing Retail	0.69%
IT Services	10.47%
Life Sciences Tools & Services	2.22%
Machinery	2.73%
Marine	0.10%
Media	0.31%
Metals & Mining	0.18%
Multiline Retail	1.68%
Multi-Utilities	0.13%
Security Type/Sector	Percentage of Net Assets
Oil, Gas & Consumable Fuels	1.77%
Pharmaceuticals	1.05%
Professional Services	3.60%
Real Estate Management & Development	0.18%
Road & Rail	1.38%
Semiconductors & Semiconductor Equipment	5.49%
Software	10.87%
Specialty Retail	4.56%
Technology Hardware, Storage & Peripherals	0.22%
Textiles, Apparel & Luxury Goods	0.95%
Trading Companies & Distributors	0.68%
Water Utilities	0.26%
Convertible Preferred Stocks	0.98%
Money Market Fund	0.12%
Total Investments	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
ServiceNow	1.04%
Worldpay Class A	0.98%
Dollar General	0.93%
Hilton Worldwide Holdings	0.90%
Amphenol Class A	0.90%
Workday Class A	0.88%
Moody's	0.87%
Burlington Stores	0.85%
Fiserv	0.85%
Splunk	0.85%
Total	9.05%

IT–Information Technology

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.89%
Aerospace & Defense–2.59%
BWX Technologies	51,400	$ 2,677,940
Huntington Ingalls Industries	13,300	2,989,042
L3 Technologies	16,300	3,996,271
L3Harris Technologies	34,500	6,524,985
Textron	30,300	1,607,112
†TransDigm Group	12,500	6,047,500
		23,842,850
Air Freight & Logistics–0.32%
CH Robinson Worldwide	19,000	1,602,650
Expeditors International of Washington	17,500	1,327,550
		2,930,200
Airlines–1.06%
Alaska Air Group	53,400	3,412,794
American Airlines Group	56,100	1,829,421
Copa Holdings Class A	14,900	1,453,793
†United Continental Holdings	34,900	3,055,495
		9,751,503
Auto Components–0.72%
Aptiv	82,300	6,652,309
		6,652,309
Automobiles–0.22%
Ferrari	12,580	2,030,664
		2,030,664
Banks–1.58%
BankUnited	27,900	941,346
Fifth Third Bancorp	47,800	1,333,620
First Republic Bank	54,500	5,321,925
Pinnacle Financial Partners	17,600	1,011,648
Signature Bank	12,300	1,486,332
†SVB Financial Group	10,154	2,280,487
Webster Financial	45,212	2,159,777
		14,535,135
Beverages–0.51%
Brown-Forman Class B	59,955	3,323,306
Keurig Dr Pepper	47,900	1,384,310
		4,707,616
Biotechnology–3.64%
†Agios Pharmaceuticals	9,600	478,848
†Alexion Pharmaceuticals	14,600	1,912,308
†Alkermes	53,400	1,203,636
†Alnylam Pharmaceuticals	28,100	2,038,936
†Argenx ADR	5,966	844,666
†Ascendis Pharma ADR	6,636	764,136
†BioMarin Pharmaceutical	60,300	5,164,695
†Bluebird Bio	5,600	712,320
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Blueprint Medicines	9,300	$ 877,269
†Exact Sciences	30,800	3,635,632
†Exelixis	56,700	1,211,679
†FibroGen	12,600	569,268
†Immunomedics	37,400	518,738
†Incyte	43,700	3,712,752
†Madrigal Pharmaceuticals	2,630	275,650
†Neurocrine Biosciences	29,617	2,500,563
†Sage Therapeutics	14,699	2,691,240
†Sarepta Therapeutics	13,000	1,975,350
†Seattle Genetics	23,614	1,634,325
†Ultragenyx Pharmaceutical	11,704	743,204
		33,465,215
Building Products–1.07%
Allegion	36,700	4,057,185
AO Smith	48,200	2,273,112
Fortune Brands Home & Security	60,883	3,478,246
		9,808,543
Capital Markets–3.85%
Cboe Global Markets	71,500	7,409,545
E*TRADE Financial	39,800	1,775,080
FactSet Research Systems	5,950	1,705,032
Lazard Class A	79,100	2,720,249
MarketAxess Holdings	8,400	2,699,928
Moody's	41,100	8,027,241
MSCI	12,900	3,080,391
Nasdaq	23,200	2,231,144
Northern Trust	16,300	1,467,000
TD Ameritrade Holding	72,600	3,624,192
Tradeweb Markets Class A	16,145	707,312
		35,447,114
Chemicals–1.25%
†Axalta Coating Systems	45,300	1,348,581
Celanese Class A	26,500	2,856,700
CF Industries Holdings	26,100	1,219,131
PPG Industries	19,700	2,299,187
RPM International	48,000	2,933,280
Valvoline	42,784	835,571
		11,492,450
Commercial Services & Supplies–2.49%
ADT	116,700	714,204
Cintas	26,300	6,240,727
†Copart	51,900	3,879,006
†IAA	57,900	2,245,362
KAR Auction Services	57,900	1,447,500
Ritchie Bros Auctioneers	31,000	1,029,820
Rollins	62,700	2,249,049
†Stericycle	13,200	630,300
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Connections	46,725	$ 4,465,975
		22,901,943
Communications Equipment–0.56%
Motorola Solutions	30,700	5,118,611
		5,118,611
Construction & Engineering–0.14%
Valmont Industries	10,300	1,306,143
		1,306,143
Construction Materials–0.79%
Eagle Materials	18,500	1,714,950
Vulcan Materials	40,718	5,590,989
		7,305,939
Consumer Finance–0.33%
Discover Financial Services	29,300	2,273,387
†Green Dot Class A	15,800	772,620
		3,046,007
Containers & Packaging–1.50%
Avery Dennison	33,000	3,817,440
Ball	86,600	6,061,134
International Paper	36,300	1,572,516
Sealed Air	55,700	2,382,846
		13,833,936
Distributors–0.29%
Pool	14,200	2,712,200
		2,712,200
Diversified Consumer Services–0.85%
†Bright Horizons Family Solutions	14,800	2,232,876
†Grand Canyon Education	14,300	1,673,386
Service Corp. International	84,400	3,948,232
		7,854,494
Electrical Equipment–1.38%
AMETEK	22,325	2,028,003
†Generac Holdings	17,800	1,235,498
Hubbell	26,900	3,507,760
Rockwell Automation	18,500	3,030,855
†Sensata Technologies Holding	60,000	2,940,000
		12,742,116
Electronic Equipment, Instruments & Components–3.15%
Amphenol Class A	86,000	8,250,840
CDW	49,600	5,505,600
Cognex	29,100	1,396,218
†Coherent	13,220	1,802,812
Corning	99,200	3,296,416
FLIR Systems	14,000	757,400
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†IPG Photonics	8,400	$ 1,295,700
†Keysight Technologies	58,662	5,268,434
Littelfuse	7,900	1,397,589
		28,971,009
Energy Equipment & Services–0.08%
†Oceaneering International	35,900	732,001
		732,001
Entertainment–0.98%
†Electronic Arts	24,700	2,501,122
†Live Nation Entertainment	35,400	2,345,250
†Take-Two Interactive Software	21,600	2,452,248
†Zynga Class A	284,500	1,743,985
		9,042,605
Equity Real Estate Investment Trusts–1.60%
American Campus Communities	24,241	1,118,965
CubeSmart	35,600	1,190,464
Equinix	1,488	750,384
Federal Realty Investment Trust	5,700	733,932
Iron Mountain	39,800	1,245,740
MGM Growth Properties Class A	61,700	1,891,105
†SBA Communications	27,500	6,183,100
SL Green Realty	10,100	811,737
VEREIT	91,450	823,964
		14,749,391
Food & Staples Retailing–0.31%
Casey's General Stores	13,300	2,074,667
†Sprouts Farmers Market	39,900	753,711
		2,828,378
Food Products–1.43%
Conagra Brands	47,700	1,265,004
Hershey	27,900	3,739,437
Hormel Foods	24,800	1,005,392
McCormick & Co Non-Voting Shares	28,500	4,417,785
Tyson Foods Class A	33,700	2,720,938
		13,148,556
Gas Utilities–0.31%
Atmos Energy	27,018	2,852,020
		2,852,020
Health Care Equipment & Supplies–4.37%
†ABIOMED	12,100	3,151,929
†Align Technology	17,600	4,817,120
Cooper	21,200	7,142,068

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†DexCom	14,200	$ 2,127,728
†Hologic	90,300	4,336,206
†ICU Medical	6,457	1,626,583
†IDEXX Laboratories	21,700	5,974,661
†Novocure	14,100	891,543
†Penumbra	7,200	1,152,000
†STERIS	11,800	1,756,784
Teleflex	17,000	5,629,550
West Pharmaceutical Services	13,100	1,639,465
		40,245,637
Health Care Providers & Services–2.43%
†Acadia Healthcare	40,788	1,425,541
†Amedisys	10,600	1,286,946
†Centene	132,700	6,958,788
†DaVita	19,400	1,091,444
†Henry Schein	18,200	1,272,180
†Molina Healthcare	29,700	4,251,258
Universal Health Services Class B	14,800	1,929,772
†WellCare Health Plans	14,431	4,113,845
		22,329,774
Health Care Technology–0.69%
Cerner	28,700	2,103,710
†Veeva Systems Class A	26,400	4,279,704
		6,383,414
Hotels, Restaurants & Leisure–4.45%
Aramark	36,400	1,312,584
Choice Hotels International	20,100	1,748,901
Domino's Pizza	14,900	4,146,372
Dunkin' Brands Group	57,600	4,588,416
Extended Stay America	67,600	1,141,764
Hilton Worldwide Holdings	84,433	8,252,481
MGM Resorts International	89,400	2,554,158
†Norwegian Cruise Line Holdings	41,100	2,204,193
Papa John's International	20,500	916,760
Restaurant Brands International	40,700	2,830,278
Royal Caribbean Cruises	21,600	2,618,136
Wynn Resorts	21,500	2,665,785
Yum Brands	32,900	3,641,043
Yum China Holdings	51,600	2,383,920
		41,004,791
Household Durables–0.73%
†Mohawk Industries	12,800	1,887,616
†NVR	1,130	3,808,382
Toll Brothers	28,300	1,036,346
		6,732,344
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–0.96%
Church & Dwight	65,900	$ 4,814,654
Clorox	26,200	4,011,482
		8,826,136
Industrial Conglomerates–0.29%
Roper Technologies	7,200	2,637,072
		2,637,072
Insurance–1.61%
Assurant	33,400	3,553,092
Axis Capital Holdings	39,300	2,344,245
Fidelity National Financial	81,000	3,264,300
Willis Towers Watson	29,500	5,650,430
		14,812,067
Interactive Media & Services–0.84%
†InterActiveCorp	18,700	4,067,811
Match Group	39,800	2,677,346
†Zillow Group Class A	21,800	997,568
		7,742,725
Internet & Direct Marketing Retail–0.69%
†Chewy Class A	31,127	1,089,445
†Ctrip.com International ADR	25,600	944,896
†Farfetch Class A	35,006	728,125
†GrubHub	6,900	538,131
†MercadoLibre	3,400	2,080,018
†Wayfair Class A	6,430	938,780
		6,319,395
IT Services–10.47%
†Black Knight	76,455	4,598,768
Booz Allen Hamilton Holding	82,800	5,482,188
†CoreLogic	65,100	2,723,133
†EPAM Systems	11,100	1,921,410
†Euronet Worldwide	18,900	3,179,736
Fidelity National Information Services	22,037	2,703,499
†Fiserv	85,600	7,803,296
†FleetCor Technologies	26,800	7,526,780
†Gartner	43,400	6,984,796
Genpact	32,100	1,222,689
Global Payments	48,300	7,734,279
†GoDaddy Class A	42,900	3,009,435
Leidos Holdings	43,700	3,489,445
†Okta	23,400	2,890,134
Paychex	26,000	2,139,540
Sabre	104,700	2,324,340
†Shopify Class A	11,000	3,301,650
†StoneCo Class A	28,261	835,961
Total System Services	45,300	5,810,631
†Twilio Class A	27,400	3,735,990
†VeriSign	20,800	4,350,528
†WEX	17,400	3,620,940

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Worldpay Class A	73,300	$ 8,982,915
		96,372,083
Life Sciences Tools & Services–2.22%
Agilent Technologies	57,400	4,286,058
†Avantor	158,058	3,017,327
Bruker	27,900	1,393,605
†IQVIA Holdings	16,900	2,719,210
†Mettler-Toledo International	5,400	4,536,000
†PRA Health Sciences	18,600	1,844,190
†QIAGEN	64,100	2,599,255
		20,395,645
Machinery–2.73%
Donaldson	23,400	1,190,124
Flowserve	25,900	1,364,671
Fortive	47,808	3,897,308
Graco	44,200	2,217,956
IDEX	14,625	2,517,548
†Middleby	12,036	1,633,285
Nordson	15,900	2,246,829
PACCAR	23,000	1,648,180
Snap-on	10,900	1,805,476
Toro	31,400	2,100,660
Wabtec	36,972	2,653,111
Xylem	22,000	1,840,080
		25,115,228
Marine–0.10%
†Kirby	11,200	884,800
		884,800
Media–0.31%
†Altice USA Class A	32,964	802,673
Interpublic Group	34,900	788,391
Omnicom Group	15,000	1,229,250
		2,820,314
Metals & Mining–0.18%
Kirkland Lake Gold	37,900	1,626,668
		1,626,668
Multiline Retail–1.68%
Dollar General	63,100	8,528,596
†Dollar Tree	51,100	5,487,629
†Ollie's Bargain Outlet Holdings	16,400	1,428,604
		15,444,829
Multi-Utilities–0.13%
NiSource	39,900	1,149,120
		1,149,120
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–1.77%
Cabot Oil & Gas	130,600	$ 2,998,576
†Centennial Resource Development Class A	148,500	1,127,115
Cimarex Energy	8,300	492,439
Concho Resources	24,048	2,481,273
†Continental Resources	23,000	968,070
Diamondback Energy	22,200	2,419,134
HollyFrontier	32,200	1,490,216
†Jagged Peak Energy	208,100	1,720,987
=†πVenture Global LNG	455	2,366,000
=†πVenture Global LNG	36	187,200
		16,251,010
Pharmaceuticals–1.05%
†Catalent	38,769	2,101,668
†Elanco Animal Health	45,583	1,540,705
†GW Pharmaceuticals ADR	4,500	775,755
†Jazz Pharmaceuticals	20,300	2,893,968
†Nektar Therapeutics	16,200	576,396
Perrigo	38,200	1,819,084
		9,707,576
Professional Services–3.60%
†CoStar Group	13,100	7,258,186
Equifax	33,400	4,517,016
†IHS Markit	57,825	3,684,609
ManpowerGroup	8,400	811,440
Nielsen Holdings	100,600	2,273,560
Robert Half International	25,100	1,430,951
TransUnion	95,000	6,983,450
Verisk Analytics Class A	40,800	5,975,568
=†πWeWork Companies	4,358	235,332
		33,170,112
Real Estate Management & Development–0.18%
Jones Lang LaSalle	11,800	1,660,142
		1,660,142
Road & Rail–1.38%
†Genesee & Wyoming Class A	18,100	1,810,000
JB Hunt Transport Services	38,600	3,528,426
Kansas City Southern	26,200	3,191,684
Landstar System	10,300	1,112,297
Old Dominion Freight Line	14,800	2,209,048
Schneider National Class B	48,994	893,650
		12,745,105
Semiconductors & Semiconductor Equipment–5.49%
Entegris	96,300	3,593,916
KLA-Tencor	58,700	6,938,340
Lam Research	25,900	4,865,056
Marvell Technology Group	216,511	5,168,118
Maxim Integrated Products	119,400	7,142,508
Microchip Technology	84,100	7,291,470

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems	20,200	$ 2,742,756
Skyworks Solutions	72,100	5,571,167
Xilinx	61,600	7,263,872
		50,577,203
Software–10.87%
†2U	10,600	398,984
†ANSYS	8,600	1,761,452
†Atlassian Class A	53,031	6,938,576
†Autodesk	37,600	6,125,040
†Cadence Design Systems	66,800	4,730,108
CDK Global	48,900	2,417,616
†Ceridian HCM Holding	38,221	1,918,694
†Coupa Software	12,300	1,557,303
†Crowdstrike Holdings Class A	9,595	655,243
=†πDatadog	5,351	255,510
†DocuSign	38,113	1,894,597
†Dropbox Class A	51,013	1,277,876
†Fortinet	28,200	2,166,606
†Guidewire Software	33,300	3,375,954
†New Relic	15,200	1,314,952
†Palo Alto Networks	25,300	5,155,128
†Paycom Software	8,000	1,813,760
†Pluralsight Class A	29,387	891,014
†Proofpoint	21,800	2,621,450
†RealPage	46,787	2,753,415
†ServiceNow	34,800	9,555,036
Slack Technologies Class A	47,137	1,767,637
†Splunk	62,000	7,796,500
SS&C Technologies Holdings	98,600	5,680,346
Symantec	109,800	2,389,248
†Synopsys	32,500	4,182,425
†Tableau Software Class A	27,127	4,503,624
†Tyler Technologies	15,800	3,413,116
†Workday Class A	39,305	8,080,322
†Zendesk	27,400	2,439,422
†Zoom Video Communications Class A	2,323	206,259
		100,037,213
Specialty Retail–4.56%
†AutoZone	1,800	1,979,046
†Burlington Stores	45,900	7,809,885
†CarMax	42,600	3,698,958
†Five Below	13,600	1,632,272
†Michaels	40,000	348,000
†O'Reilly Automotive	14,900	5,502,868
Ross Stores	75,100	7,443,912
Tiffany & Co.	28,298	2,649,825
Tractor Supply	34,700	3,775,360
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Ulta Beauty	17,054	$ 5,915,862
Williams-Sonoma	18,900	1,228,500
		41,984,488
Technology Hardware, Storage & Peripherals–0.22%
†Pure Storage Class A	134,915	2,060,152
		2,060,152
Textiles, Apparel & Luxury Goods–0.95%
†Lululemon Athletica	24,100	4,343,061
PVH	11,800	1,116,752
Tapestry	103,300	3,277,709
		8,737,522
Trading Companies & Distributors–0.68%
Fastenal	23,600	769,124
†HD Supply Holdings	98,500	3,967,580
Watsco	9,300	1,520,829
		6,257,533
Water Utilities–0.26%
American Water Works	20,721	2,403,636
		2,403,636
Total Common Stock (Cost $534,812,244)		910,242,682
CONVERTIBLE PREFERRED STOCKS–0.98%
=†πAirbnb Series D	18,795	2,215,367
=†πAirbnb Series E	2,425	285,835
=†πTanium Series G	234,645	2,039,065
=†πUiPath Series D2	3,308	130,175
=†πUiPath Series D1	19,698	775,150
=†πWeWork Companies Series D1	27,915	1,507,410
=†πWeWork Companies Series D2	21,933	1,184,382
=†πWeWork Companies Series E	16,055	866,970
Total Convertible Preferred Stocks (Cost $4,419,200)		9,004,354

MONEY MARKET FUND–0.12%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	1,110,959	1,110,959
Total Money Market Fund (Cost $1,110,960)		1,110,959

TOTAL INVESTMENTS–99.99% (Cost $540,342,404)	920,357,995
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	113,924
NET ASSETS APPLICABLE TO 31,384,378 SHARES OUTSTANDING–100.00%	$920,471,919
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($643,424,310 / 21,675,062 Shares)	$29.685
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($277,047,609 / 9,709,316 Shares)	$28.534
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$448,702,242
Distributable earnings/(accumulated loss)	471,769,677
TOTAL NET ASSETS	$920,471,919

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2019, the aggregate value of restricted securities was $12,048,396, which represented 1.31% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$ 765,201	$ 2,215,367
Airbnb Series E	7/14/2015	225,754	285,835
Datadog Series D	2/2/2019	256,254	255,510
Tanium Series G	8/16/2015	1,164,848	2,039,065
UiPath Series D1	4/30/2019	775,150	775,150
UiPath Series D2	4/30/2019	130,175	130,175
Venture Global LNG Series B	3/8/2018	108,720	187,200
Venture Global LNG Series C	10/16/2017	1,693,275	2,366,000
WeWork Companies Class A	12/9/2014	61,758	235,332
WeWork Companies Series D1	12/9/2014	464,818	1,507,410
WeWork Companies Series D2	12/9/2014	365,211	1,184,382
WeWork Companies Series E	6/23/2015	528,043	866,970
Total		$6,539,207	$12,048,396

★ Includes $1,143,958 payable for securities purchased, $456,942 payable for fund share redeemed, $64,248 other accrued expenses payable and $607,815 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 4,019,629
Foreign Taxes Withheld	(13,110)
4,006,519
EXPENSES:
Management fees	2,933,598
Distribution fees-Service Class	311,507
Shareholder servicing fees	124,246
Accounting and administration expenses	81,685
Reports and statements to shareholders	49,258
Professional fees	18,723
Trustees’ fees and expenses	12,408
Pricing fees	1,753
Consulting fees	1,099
Custodian fees	971
Other	14,418
3,549,666
Less:
Management fees waived	(28,280)
Total operating expenses	3,521,386
NET INVESTMENT INCOME	485,133
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	35,133,648
Foreign currencies	(44)
Net realized gain	35,133,604
Net change in unrealized appreciation (depreciation) of investments	168,087,155
NET REALIZED AND UNREALIZED GAIN	203,220,759
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$203,705,892
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 485,133	$ 2,353,817
Net realized gain	35,133,604	68,741,609
Net change in unrealized appreciation (depreciation)	168,087,155	(91,033,723)
Net increase (decrease) in net assets resulting from operations	203,705,892	(19,938,297)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(48,324,420)
Service Class	—	(17,824,619)
	—	(66,149,039)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	29,010,058	52,400,310
Service Class	30,141,987	62,884,754
Reinvestment of dividends and distributions:
Standard Class	—	48,324,420
Service Class	—	17,824,619
	59,152,045	181,434,103
Cost of shares redeemed:
Standard Class	(78,085,440)	(133,038,446)
Service Class	(20,805,284)	(36,439,532)
	(98,890,724)	(169,477,978)
Increase (decrease) in net assets derived from capital share transactions	(39,738,679)	11,956,125
NET INCREASE (DECREASE) IN NET ASSETS	163,967,213	(74,131,211)
NET ASSETS:
Beginning of period	756,504,706	830,635,917
End of period	$920,471,919	$ 756,504,706
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 23.259	$ 25.969	$ 21.510	$ 21.097	$ 22.079	$ 20.943
Income (loss) from investment operations:
Net investment income[2]	0.025	0.094	0.035	0.048	0.025	0.032
Net realized and unrealized gain (loss)	6.401	(0.608)	5.236	1.526	0.420	2.346
Total from investment operations	6.426	(0.514)	5.271	1.574	0.445	2.378
Less dividends and distributions from:
Net investment income	—	(0.099)	(0.049)	(0.062)	(0.028)	(0.052)
Net realized gain	—	(2.097)	(0.763)	(1.099)	(1.399)	(1.190)
Total dividends and distributions	—	(2.196)	(0.812)	(1.161)	(1.427)	(1.242)
Net asset value, end of period	$ 29.685	$ 23.259	$ 25.969	$ 21.510	$ 21.097	$ 22.079
Total return[3]	27.63%	(3.08%)	24.74%	7.56%	2.10%	11.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$643,424	$547,099	$639,333	$536,444	$519,709	$430,439
Ratio of expenses to average net assets	0.75%	0.76%	0.76%	0.75%	0.75%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.76%	0.75%	0.75%	0.76%
Ratio of net investment income to average net assets	0.19%	0.34%	0.15%	0.23%	0.11%	0.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.18%	0.34%	0.15%	0.23%	0.11%	0.15%
Portfolio turnover	9%	24%	28%	26%	26%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 22.385	$ 25.068	$ 20.799	$ 20.440	$ 21.461	$ 20.394
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)	0.025	(0.024)	(0.004)	(0.030)	(0.021)
Net realized and unrealized gain (loss)	6.157	(0.571)	5.056	1.473	0.408	2.278
Total from investment operations	6.149	(0.546)	5.032	1.469	0.378	2.257
Less dividends and distributions from:
Net investment income	—	(0.040)	—	(0.011)	—	—
Net realized gain	—	(2.097)	(0.763)	(1.099)	(1.399)	(1.190)
Total dividends and distributions	—	(2.137)	(0.763)	(1.110)	(1.399)	(1.190)
Net asset value, end of period	$ 28.534	$ 22.385	$ 25.068	$ 20.799	$ 20.440	$ 21.461
Total return[3]	27.47%	(3.31%)	24.44%	7.29%	1.85%	11.30%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$277,048	$209,406	$191,303	$138,630	$135,470	$112,165
Ratio of expenses to average net assets	1.00%	1.01%	1.01%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.01%	1.01%	1.00%	1.00%	1.01%
Ratio of net investment income (loss) to average net assets	(0.06%)	0.09%	(0.10%)	(0.02%)	(0.14%)	(0.10%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.07%)	0.09%	(0.10%)	(0.02%)	(0.14%)	(0.10%)
Portfolio turnover	9%	24%	28%	26%	26%	34%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize the value of your shares (capital appreciation).
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2019.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.70% of the next $200 million; and 0.65% of the Fund’s average daily net assets in excess of $400 million.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$24,119
Legal	4,967
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $31,388 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$498,913
Distribution fees payable to LFD	55,399
Printing and mailing fees payable to Lincoln Life	32,070
Shareholder servicing fees payable to Lincoln Life	21,433
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 81,498,727
Sales	120,734,482
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$540,342,404
Aggregate unrealized appreciation of investments	$400,817,064
Aggregate unrealized depreciation of investments	(21,304,896)
Net unrealized appreciation of investments	$379,512,168
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 17,317,865	$6,524,985	$ —	$ 23,842,850
Air Freight & Logistics	2,930,200	—	—	2,930,200
Airlines	9,751,503	—	—	9,751,503
Auto Components	6,652,309	—	—	6,652,309
Automobiles	2,030,664	—	—	2,030,664
Banks	14,535,135	—	—	14,535,135
Beverages	4,707,616	—	—	4,707,616
Biotechnology	33,465,215	—	—	33,465,215
Building Products	9,808,543	—	—	9,808,543
Capital Markets	35,447,114	—	—	35,447,114
Chemicals	11,492,450	—	—	11,492,450
Commercial Services & Supplies	22,901,943	—	—	22,901,943
Communications Equipment	5,118,611	—	—	5,118,611
Construction & Engineering	1,306,143	—	—	1,306,143
Construction Materials	7,305,939	—	—	7,305,939
Consumer Finance	3,046,007	—	—	3,046,007
Containers & Packaging	13,833,936	—	—	13,833,936
Distributors	2,712,200	—	—	2,712,200
Diversified Consumer Services	7,854,494	—	—	7,854,494
Electrical Equipment	12,742,116	—	—	12,742,116
Electronic Equipment, Instruments & Components	28,971,009	—	—	28,971,009
Energy Equipment & Services	732,001	—	—	732,001
Entertainment	9,042,605	—	—	9,042,605
Equity Real Estate Investment Trusts	14,749,391	—	—	14,749,391
Food & Staples Retailing	2,828,378	—	—	2,828,378
Food Products	13,148,556	—	—	13,148,556
Gas Utilities	2,852,020	—	—	2,852,020
Health Care Equipment & Supplies	40,245,637	—	—	40,245,637
Health Care Providers & Services	22,329,774	—	—	22,329,774
Health Care Technology	6,383,414	—	—	6,383,414
Hotels, Restaurants & Leisure	41,004,791	—	—	41,004,791
Household Durables	6,732,344	—	—	6,732,344
Household Products	8,826,136	—	—	8,826,136
Industrial Conglomerates	2,637,072	—	—	2,637,072
Insurance	14,812,067	—	—	14,812,067
Interactive Media & Services	7,742,725	—	—	7,742,725
Internet & Direct Marketing Retail	6,319,395	—	—	6,319,395
IT Services	96,372,083	—	—	96,372,083
Life Sciences Tools & Services	20,395,645	—	—	20,395,645
Machinery	25,115,228	—	—	25,115,228
Marine	884,800	—	—	884,800
Media	2,820,314	—	—	2,820,314
Metals & Mining	1,626,668	—	—	1,626,668
Multiline Retail	15,444,829	—	—	15,444,829
Multi-Utilities	1,149,120	—	—	1,149,120
Oil, Gas & Consumable Fuels	13,697,810	—	2,553,200	16,251,010
Pharmaceuticals	9,707,576	—	—	9,707,576
Professional Services	32,934,780	—	235,332	33,170,112
Real Estate Management & Development	1,660,142	—	—	1,660,142
Road & Rail	12,745,105	—	—	12,745,105
Semiconductors & Semiconductor Equipment	50,577,203	—	—	50,577,203
Software	99,781,703	—	255,510	100,037,213
Specialty Retail	41,984,488	—	—	41,984,488
Technology Hardware, Storage & Peripherals	2,060,152	—	—	2,060,152
Textiles, Apparel & Luxury Goods	8,737,522	—	—	8,737,522
Trading Companies & Distributors	6,257,533	—	—	6,257,533
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Water Utilities	$ 2,403,636	$ —	$ —	$ 2,403,636
Convertible Preferred Stocks	—	—	9,004,354	9,004,354
Money Market Fund	1,110,959	—	—	1,110,959
Total Investments	$901,784,614	$6,524,985	$12,048,396	$920,357,995
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/18	$3,164,196	$ 8,266,980	$11,431,176
Reclassifications	—	—	—
Purchases	428,452	3,653,999	4,082,451
Sales	(573,689)	(3,309,854)	(3,883,543)
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	291,051	—	291,051
Net change in unrealized appreciation (depreciation)	(265,968)	393,229	127,261
Balance as of 06/30/19	$3,044,042	$ 9,004,354	$12,048,396
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/19	$ 172,830	$ 3,355,641	$ 3,528,471
We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of June 30, 2019.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	1,055,756	1,988,806
Service Class	1,139,121	2,443,566
Shares reinvested:
Standard Class	—	1,785,318
Service Class	—	683,178
	2,194,877	6,900,868
Shares redeemed:
Standard Class	(2,903,049)	(4,870,816)
Service Class	(784,423)	(1,403,434)
	(3,687,472)	(6,274,250)
Net increase (decrease)	(1,492,595)	626,618
5. Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–16

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 5. Market Risk (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–17

LVIP U.S. Growth Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP U.S. Growth Allocation Managed Risk Fund

LVIP U.S. Growth Allocation Managed Risk Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,099.00	0.31%	$1.61
Service Class Shares	1,000.00	1,097.70	0.56%	2.91
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.30	0.31%	$1.56
Service Class Shares	1,000.00	1,022.00	0.56%	2.81

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (collectively, the “Underlying Funds”). In addition to the Fund's expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Security Type/Sector Allocation (unaudited)
As of June 30, 2019
Security Type/Sector	Percentage of Net Assets
Affiliated Investments	97.06%
Investment Companies	97.06%
Equity Funds	69.11%
Fixed Income Funds	26.01%
Global Equity Fund	1.94%
Unaffiliated Investment	2.92%
Investment Company	2.92%
Money Market Fund	2.92%
Total Investments	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.06%
INVESTMENT COMPANIES–97.06%
Equity Funds–69.11%
Lincoln Variable Insurance Products Trust-
†✧✧LVIP Baron Growth Opportunities Fund	714,329	$ 42,437,554
✧✧LVIP MFS Value Fund	4,322,002	188,378,783
✧✧LVIP SSGA Mid-Cap Index Fund	3,109,450	39,231,934
✧✧LVIP SSGA S&P 500 Index Fund	11,975,677	239,597,374
✧✧LVIP SSGA Small-Cap Index Fund	1,672,375	52,454,022
✧✧LVIP SSGA Small-Mid Cap 200 Fund	3,300,917	39,640,717
✧✧LVIP T. Rowe Price Growth Stock Fund	4,009,533	192,156,859
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,770,432	52,526,957
✧✧LVIP Wellington Mid-Cap Value Fund	1,949,226	52,247,056
		898,671,256
Fixed Income Funds–26.01%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Bond Fund	5,918,760	82,501,602
LVIP JPMorgan High Yield Fund	2,656,768	28,836,562
LVIP PIMCO Low Duration Bond Fund	2,862,435	28,930,628
LVIP SSGA Bond Index Fund	9,505,186	109,594,793
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Short-Term Bond Index Fund	498,306	$ 5,159,456
LVIP Western Asset Core Bond Fund	8,222,233	83,200,773
		338,223,814
Global Equity Fund–1.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	2,559,670	25,164,121
		25,164,121
Total Affiliated Investments (Cost $1,107,129,874)		1,262,059,191

UNAFFILIATED INVESTMENT–2.92%
INVESTMENT COMPANY–2.92%
Money Market Fund–2.92%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	38,028,718	38,028,718
Total Unaffiliated Investment (Cost $38,028,718)		38,028,718

TOTAL INVESTMENTS–99.98% (Cost $1,145,158,592)	1,300,087,909
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	216,537
NET ASSETS APPLICABLE TO 115,594,002 SHARES OUTSTANDING–100.00%	$1,300,304,446

† Non-income producing.
✧✧ Standard Class shares.

The following futures contracts were outstanding at June 30, 2019:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
339	U.S. Treasury 5 yr Notes	$40,054,969	$39,472,584	9/30/19	$582,385	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
[1] See Note 1 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–4

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2019 (unaudited)
ASSETS:
Affiliated investments, at value	$1,262,059,191
Unaffiliated investments, at value	38,028,718
Receivable for fund shares sold	1,257,025
Cash collateral held at broker for futures contracts	223,740
Dividends and interest receivable	72,444
Cash	68,858
Prepaid expenses	1,832
Variation margin due from broker on futures contracts	1
TOTAL ASSETS	1,301,711,809
LIABILITIES:
Due to manager and affiliates	556,475
Payable for fund shares redeemed	433,527
Payable for securities purchased	368,420
Other accrued expenses payable	48,941
TOTAL LIABILITIES	1,407,363
TOTAL NET ASSETS	$1,300,304,446
Affiliated investments, at cost	$1,107,129,874
Unaffiliated investments, at cost	38,028,718
Standard Class:
Net Assets	$ 14,889,154
Shares Outstanding	1,321,700
Net Asset Value Per Share	$ 11.265
Service Class:
Net Assets	$1,285,415,292
Shares Outstanding	114,272,302
Net Asset Value Per Share	$ 11.249
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$1,168,749,575
Distributable earnings/(accumulated loss)	131,554,871
TOTAL NET ASSETS	$1,300,304,446
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–5

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest	$ 427,851
EXPENSES:
Management fees	3,215,677
Distribution fees-Service Class	1,468,702
Shareholder servicing fees	172,332
Accounting and administration expenses	70,454
Reports and statements to shareholders	30,870
Professional fees	19,689
Trustees’ fees and expenses	16,848
Custodian fees	8,177
Consulting fees	2,196
Pricing fees	572
Other	7,204
5,012,721
Less:
Management fees waived	(1,730,058)
Total operating expenses	3,282,663
NET INVESTMENT LOSS	(2,854,812)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(6,454,728)
Futures contracts	(30,071,605)
Net realized loss	(36,526,333)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	165,947,212
Unaffiliated investments	1,699,764
Futures contracts	(18,439,353)
Net change in unrealized appreciation (depreciation)	149,207,623
NET REALIZED AND UNREALIZED GAIN	112,681,290
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$109,826,478
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (2,854,812)	$ 14,043,382
Net realized gain (loss)	(36,526,333)	27,596,170
Net change in unrealized appreciation (depreciation)	149,207,623	(97,612,409)
Net increase (decrease) in net assets resulting from operations	109,826,478	(55,972,857)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(221,623)
Service Class	—	(18,188,665)
	—	(18,410,288)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,949,187	8,184,470
Service Class	143,306,320	246,492,444
Reinvestment of dividends and distributions:
Standard Class	—	221,623
Service Class	—	18,188,665
	145,255,507	273,087,202
Cost of shares redeemed:
Standard Class	(448,202)	(1,411,882)
Service Class	(34,291,591)	(72,732,577)
	(34,739,793)	(74,144,459)
Increase in net assets derived from capital share transactions	110,515,714	198,942,743
NET INCREASE IN NET ASSETS	220,342,192	124,559,598
NET ASSETS:
Beginning of period	1,079,962,254	955,402,656
End of period	$1,300,304,446	$1,079,962,254
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–6

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended			5/1/15 [1] to12/31/15
		12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 10.250	$ 10.960	$ 9.769	$ 9.507	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.013)	0.175	0.135	0.145	0.236
Net realized and unrealized gain (loss)	1.028	(0.681)	1.352	0.243	(0.600)
Total from investment operations	1.015	(0.506)	1.487	0.388	(0.364)
Less dividends and distributions from:
Net investment income	—	(0.202)	(0.178)	(0.126)	(0.113)
Net realized gain	—	(0.002)	(0.118)	—	(0.016)
Total dividends and distributions	—	(0.204)	(0.296)	(0.126)	(0.129)
Net asset value, end of period	$ 11.265	$ 10.250	$ 10.960	$ 9.769	$ 9.507
Total return[5]	9.90%	(4.62%)	15.22%	4.08%	(3.64%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 14,889	$ 12,113	$ 6,015	$ 3,775	$ 298
Ratio of expenses to average net assets[6]	0.31%	0.30%	0.29%	0.28%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.60%	0.75%	0.74%	0.73%	0.77%
Ratio of net investment income (loss) to average net assets	(0.24%) [7]	1.60%	1.27%	1.50%	3.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.53%) [7]	1.15%	0.82%	1.05%	3.15%
Portfolio turnover	13%	24%	14%	15%	9%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–7

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended			5/1/15 [1] to12/31/15
		12/31/18	12/31/17	12/31/16 [3]
Net asset value, beginning of period	$ 10.248	$ 10.959	$ 9.769	$ 9.508	$ 10.000
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.026)	0.148	0.108	0.120	0.219
Net realized and unrealized gain (loss)	1.027	(0.680)	1.352	0.243	(0.599)
Total from investment operations	1.001	(0.532)	1.460	0.363	(0.380)
Less dividends and distributions from:
Net investment income	—	(0.177)	(0.152)	(0.102)	(0.096)
Net realized gain	—	(0.002)	(0.118)	—	(0.016)
Total dividends and distributions	—	(0.179)	(0.270)	(0.102)	(0.112)
Net asset value, end of period	$ 11.249	$ 10.248	$ 10.959	$ 9.769	$ 9.508
Total return[5]	9.77%	(4.86%)	14.94%	3.82%	(3.80%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,285,415	$1,067,849	$949,388	$624,051	$255,230
Ratio of expenses to average net assets[6]	0.56%	0.55%	0.54%	0.53%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.85%	1.00%	0.99%	0.98%	1.02%
Ratio of net investment income (loss) to average net assets	(0.49%) [7]	1.35%	1.02%	1.25%	3.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.78%) [7]	0.90%	0.57%	0.80%	2.90%
Portfolio turnover	13%	24%	14%	15%	9%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–8

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.
 The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP U.S. Growth Allocation Managed Risk Fund–9

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective May 1, 2019, LIAC receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2019, the management fee and waiver amounts were 0.70% and 0.45%, respectively, of the Fund’s average daily net assets.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$33,438
Legal	6,886
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,347 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$260,391
Distribution fees payable to LFD	257,400
Printing and mailing fees payable to Lincoln Life	8,478
Shareholder servicing fees payable to Lincoln Life	30,206
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP U.S. Growth Allocation Managed Risk Fund–10

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Number of Shares 06/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.06%@
Equity Funds-69.11%@
✧✧LVIP Baron Growth Opportunities Fund	$ 34,059,607	$ 3,783,407	$ 4,481,198	$ (209,011)	$ 9,284,749	$ 42,437,554	714,329	$—	$—
✧✧LVIP MFS Value Fund	158,904,129	17,096,115	16,481,111	(1,139,471)	29,999,121	188,378,783	4,322,002	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	—	38,010,434	196,464	(4,831)	1,422,795	39,231,934	3,109,450	—	—
✧✧LVIP SSGA S&P 500 Index Fund	169,989,367	45,699,716	9,047,416	(1,047,176)	34,002,883	239,597,374	11,975,677	—	—
✧✧LVIP SSGA Small-Cap Index Fund	31,426,681	17,959,963	2,739,145	(442,645)	6,249,168	52,454,022	1,672,375	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	42,325,561	8,876,526	15,911,371	(2,000,662)	6,350,663	39,640,717	3,300,917	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	159,369,378	19,249,551	18,417,193	(1,262,378)	33,217,501	192,156,859	4,009,533	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	50,775,579	4,977,194	15,943,451	(23,583)	12,741,218	52,526,957	1,770,432	—	—
✧✧LVIP Wellington Mid-Cap Value Fund	50,225,490	6,912,597	13,115,540	(492,358)	8,716,867	52,247,056	1,949,226	—	—
Fixed Income Funds-26.01%@
✧✧LVIP Delaware Bond Fund	75,769,576	9,663,885	7,943,764	(431,034)	5,442,939	82,501,602	5,918,760	—	—
✧✧LVIP JPMorgan High Yield Fund	19,695,829	8,135,999	1,015,225	(63,117)	2,083,076	28,836,562	2,656,768	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	32,771,747	4,632,487	9,221,424	(71,577)	819,395	28,930,628	2,862,435	—	—
✧✧LVIP SSGA Bond Index Fund	96,785,738	13,736,582	6,973,090	(214,246)	6,259,809	109,594,793	9,505,186	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	4,572,060	680,328	245,442	116	152,394	5,159,456	498,306	—	—
✧✧LVIP Western Asset Core Bond Fund	73,396,351	9,472,494	5,179,622	(213,418)	5,724,968	83,200,773	8,222,233	—	—
Global Equity Fund-1.94%@
✧✧LVIP BlackRock Global Real Estate Fund	21,292,375	2,398,189	1,980,474	(25,635)	3,479,666	25,164,121	2,559,670	—	—
Total	$1,021,359,468	$211,285,467	$128,891,930	$(7,641,026)	$165,947,212	$1,262,059,191		$—	$—

@ As a percentage of Net Assets as of June 30, 2019.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$211,285,466
Sales	154,818,499
LVIP U.S. Growth Allocation Managed Risk Fund–11

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,145,158,592
Aggregate unrealized appreciation of investments and derivatives	$ 158,206,283
Aggregate unrealized depreciation of investments and derivatives	(2,694,581)
Net unrealized appreciation of investments and derivatives	$ 155,511,702
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,262,059,191	$—	$—	$1,262,059,191
Unaffiliated Investment Company	38,028,718	—	—	38,028,718
Total Investments	$1,300,087,909	$—	$—	$1,300,087,909
Derivatives:
Assets:
Futures Contract	$ 582,385	$—	$—	$ 582,385
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund–12

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	181,786	737,801
Service Class	13,225,960	22,395,087
Shares reinvested:
Standard Class	—	21,662
Service Class	—	1,777,942
	13,407,746	24,932,492
Shares redeemed:
Standard Class	(41,805)	(126,567)
Service Class	(3,155,778)	(6,602,276)
	(3,197,583)	(6,728,843)
Net increase	10,210,163	18,203,649
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	$582,385	Variation margin due from broker on futures contracts	$—

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2019. Only variation margin is reported on the Statement of Assets and Liabilities.
LVIP U.S. Growth Allocation Managed Risk Fund–13

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(35,720,153)	$(13,678,936)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	5,648,548	(4,760,417)
Total		$(30,071,605)	$(18,439,353)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$198,062,640	$143,534,582
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund–14

LVIP Wellington Capital Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Wellington Capital Growth Fund

LVIP Wellington Capital Growth Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Capital Growth Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,281.50	0.73%	$4.13
Service Class Shares	1,000.00	1,279.90	0.98%	5.54
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.20	0.73%	$3.66
Service Class Shares	1,000.00	1,019.90	0.98%	4.91

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	95.46%
Aerospace & Defense	3.03%
Beverages	3.08%
Capital Markets	2.59%
Chemicals	0.72%
Electrical Equipment	0.91%
Electronic Equipment, Instruments & Components	1.27%
Entertainment	2.19%
Equity Real Estate Investment Trusts	2.78%
Health Care Equipment & Supplies	3.09%
Health Care Providers & Services	1.78%
Hotels, Restaurants & Leisure	1.10%
Insurance	3.40%
Interactive Media & Services	10.54%
Internet & Direct Marketing Retail	7.10%
IT Services	13.19%
Life Sciences Tools & Services	1.19%
Pharmaceuticals	1.06%
Professional Services	5.20%
Road & Rail	0.26%
Semiconductors & Semiconductor Equipment	2.41%
Software	18.47%
Specialty Retail	5.49%
Technology Hardware, Storage & Peripherals	3.04%
Textiles, Apparel & Luxury Goods	1.57%
Money Market Fund	4.62%
Total Investments	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	6.88%
Amazon.com	5.70%
Alphabet Class C	5.40%
Facebook Class A	3.87%
Home Depot	3.18%
Mastercard Class A	3.05%
Apple	3.04%
FleetCor Technologies	2.36%
Visa Class A	2.27%
ServiceNow	2.26%
Total	38.01%

IT–Information Technology

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–95.46%
Aerospace & Defense–3.03%
Lockheed Martin	30,904	$ 11,234,840
Northrop Grumman	21,317	6,887,736
		18,122,576
Beverages–3.08%
Constellation Brands Class A	51,790	10,199,523
†Monster Beverage	129,262	8,250,793
		18,450,316
Capital Markets–2.59%
Intercontinental Exchange	72,042	6,191,289
MarketAxess Holdings	3,773	1,212,718
MSCI	18,001	4,298,459
S&P Global	16,638	3,789,970
		15,492,436
Chemicals–0.72%
Sherwin-Williams	9,381	4,299,219
		4,299,219
Electrical Equipment–0.91%
AMETEK	59,831	5,435,048
		5,435,048
Electronic Equipment, Instruments & Components–1.27%
CDW	68,428	7,595,508
		7,595,508
Entertainment–2.19%
†Netflix	24,743	9,088,599
†Spotify Technology	27,703	4,050,732
		13,139,331
Equity Real Estate Investment Trusts–2.78%
American Tower	54,419	11,125,964
Equinix	10,892	5,492,727
		16,618,691
Health Care Equipment & Supplies–3.09%
Danaher	24,507	3,502,541
†DexCom	18,432	2,761,851
†Edwards Lifesciences	46,980	8,679,085
†Penumbra	22,289	3,566,240
		18,509,717
Health Care Providers & Services–1.78%
UnitedHealth Group	43,609	10,641,032
		10,641,032
Hotels, Restaurants & Leisure–1.10%
Hilton Worldwide Holdings	67,625	6,609,668
		6,609,668
Insurance–3.40%
†Markel	5,609	6,111,566
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Marsh & McLennan	60,216	$ 6,006,546
Progressive	103,363	8,261,805
		20,379,917
Interactive Media & Services–10.54%
†Alphabet Class A	990	1,071,972
†Alphabet Class C	29,893	32,311,643
†Facebook Class A	119,926	23,145,718
†Pinterest Class A	113,214	3,081,685
Tencent Holdings ADR	77,417	3,503,893
		63,114,911
Internet & Direct Marketing Retail–7.10%
†Alibaba Group Holding ADR	28,254	4,787,640
†Amazon.com	18,008	34,100,489
†Wayfair Class A	24,714	3,608,244
		42,496,373
IT Services–13.19%
Fidelity National Information Services	62,519	7,669,831
†FleetCor Technologies	50,323	14,133,215
†Gartner	24,130	3,883,482
Global Payments	58,712	9,401,553
Mastercard Class A	69,082	18,274,261
†PayPal Holdings	105,037	12,022,535
Visa Class A	78,418	13,609,444
		78,994,321
Life Sciences Tools & Services–1.19%
Thermo Fisher Scientific	24,365	7,155,513
		7,155,513
Pharmaceuticals–1.06%
†Elanco Animal Health	187,943	6,352,473
		6,352,473
Professional Services–5.20%
†CoStar Group	5,635	3,122,128
Equifax	57,593	7,788,877
†IHS Markit	152,422	9,712,330
TransUnion	143,000	10,511,930
		31,135,265
Road & Rail–0.26%
Canadian National Railway	16,666	1,541,272
		1,541,272
Semiconductors & Semiconductor Equipment–2.41%
†Advanced Micro Devices	220,904	6,708,854
Microchip Technology	88,790	7,698,093
		14,406,947
LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–18.47%
†2U	58,030	$ 2,184,249
†Adobe Systems	37,150	10,946,248
†Autodesk	48,416	7,886,966
†DocuSign	111,915	5,563,295
Microsoft	307,542	41,198,326
†salesforce.com	61,033	9,260,537
†ServiceNow	49,270	13,528,064
SS&C Technologies Holdings	139,227	8,020,868
†Tyler Technologies	15,056	3,252,397
†Workday Class A	42,654	8,768,809
		110,609,759
Specialty Retail–5.49%
Home Depot	91,573	19,044,437
†O'Reilly Automotive	16,441	6,071,990
Ross Stores	48,416	4,798,994
TJX	56,386	2,981,692
		32,897,113
Technology Hardware, Storage & Peripherals–3.04%
Apple	91,871	18,183,108
		18,183,108
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.57%
NIKE Class B	31,773	$ 2,667,343
†Under Armour Class A	266,673	6,760,161
		9,427,504
Total Common Stock (Cost $296,881,392)		571,608,018

MONEY MARKET FUND–4.62%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	27,670,176	27,670,176
Total Money Market Fund (Cost $27,670,176)		27,670,176

TOTAL INVESTMENTS–100.08% (Cost $324,551,568)	599,278,194
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(465,777)
NET ASSETS APPLICABLE TO 10,928,678 SHARES OUTSTANDING–100.00%	$598,812,417
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND STANDARD CLASS ($209,394,926 / 3,751,479 Shares)	$55.817
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND SERVICE CLASS ($389,417,491 / 7,177,199 Shares)	$54.258
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$246,169,637
Distributable earnings/(accumulated loss)	352,642,780
TOTAL NET ASSETS	$598,812,417

† Non-income producing.
★ Includes $228,300 payable for securities purchased, $489,882 payable for fund share redeemed, $46,405 other accrued expenses payable and $444,897 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–4

LVIP Wellington Capital Growth Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,262,177
Foreign Taxes Withheld	(2,004)
2,260,173
EXPENSES:
Management fees	1,919,275
Distribution fees-Service Class	464,551
Shareholder servicing fees	81,757
Accounting and administration expenses	58,659
Reports and statements to shareholders	44,921
Professional fees	15,083
Trustees’ fees and expenses	8,101
Custodian fees	1,126
Consulting fees	1,023
Pricing fees	498
Other	8,979
2,603,973
Less:
Management fees waived	(72,788)
Total operating expenses	2,531,185
NET INVESTMENT LOSS	(271,012)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	31,734,843
Foreign currencies	149
Net realized gain	31,734,992
Net change in unrealized appreciation (depreciation) of investments	105,127,905
NET REALIZED AND UNREALIZED GAIN	136,862,897
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,591,885
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$ (271,012)	$ (903,849)
Net realized gain	31,734,992	49,703,196
Net change in unrealized appreciation (depreciation)	105,127,905	(40,354,267)
Net increase in net assets resulting from operations	136,591,885	8,445,080
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(12,160,533)
Service Class	—	(23,593,934)
	—	(35,754,467)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,899,139	19,042,335
Service Class	18,391,739	57,084,927
Reinvestment of dividends and distributions:
Standard Class	—	12,160,533
Service Class	—	23,593,934
	29,290,878	111,881,729
Cost of shares redeemed:
Standard Class	(19,145,350)	(21,031,801)
Service Class	(48,111,177)	(77,756,449)
	(67,256,527)	(98,788,250)
Increase (decrease) in net assets derived from capital share transactions	(37,965,649)	13,093,479
NET INCREASE (DECREASE) IN NET ASSETS	98,626,236	(14,215,908)
NET ASSETS:
Beginning of period	500,186,181	514,402,089
End of period	$598,812,417	$500,186,181
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–5

LVIP Wellington Capital Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Capital Growth Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 43.556	$ 45.771	$ 35.922	$ 38.974	$ 41.894	$ 37.738
Income (loss) from investment operations:
Net investment income (loss)[2]	0.017	(0.001)	0.033	0.033	0.066	0.083
Net realized and unrealized gain	12.244	1.127	12.657	0.102	3.557	4.211
Total from investment operations	12.261	1.126	12.690	0.135	3.623	4.294
Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.073)
Net realized gain	—	(3.341)	(2.841)	(3.187)	(6.543)	(0.065)
Total dividends and distributions	—	(3.341)	(2.841)	(3.187)	(6.543)	(0.138)
Net asset value, end of period	$ 55.817	$ 43.556	$ 45.771	$ 35.922	$ 38.974	$ 41.894
Total return[3]	28.15%	1.35%	35.86%	0.10%	9.42%	11.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$209,395	$171,308	$170,877	$128,537	$136,262	$134,373
Ratio of expenses to average net assets	0.73%	0.74%	0.75%	0.75%	0.74%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.76%	0.75%	0.74%	0.74%
Ratio of net investment income to average net assets	0.07%	(0.00%)	0.08%	0.09%	0.16%	0.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.04%	(0.02%)	0.07%	0.09%	0.16%	0.21%
Portfolio turnover	11%	30%	27%	31%	33%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–6

LVIP Wellington Capital Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Capital Growth Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 42.392	$ 44.731	$ 35.244	$ 38.390	$ 41.459	$ 37.377
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.045)	(0.122)	(0.071)	(0.060)	(0.040)	(0.015)
Net realized gain	11.911	1.124	12.399	0.101	3.514	4.162
Total from investment operations	11.866	1.002	12.328	0.041	3.474	4.147
Less dividends and distributions from:
Net realized gain	—	(3.341)	(2.841)	(3.187)	(6.543)	(0.065)
Total dividends and distributions	—	(3.341)	(2.841)	(3.187)	(6.543)	(0.065)
Net asset value, end of period	$ 54.258	$ 42.392	$ 44.731	$ 35.244	$ 38.390	$ 41.459
Total return[3]	27.99%	1.10%	35.52%	(0.15%)	9.15%	11.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$389,417	$328,878	$343,525	$298,355	$318,018	$319,768
Ratio of expenses to average net assets	0.98%	0.99%	1.00%	1.00%	0.99%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.01%	1.01%	1.00%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	(0.18%)	(0.25%)	(0.17%)	(0.16%)	(0.09%)	(0.04%)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%)	(0.27%)	(0.18%)	(0.16%)	(0.09%)	(0.04%)
Portfolio turnover	11%	30%	27%	31%	33%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund–7

LVIP Wellington Capital Growth Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington Capital Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP Wellington Capital Growth Fund–8

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,922 for the six months ended June 30, 2019. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $100 million of the Fund's average daily net assets; 0.70% of the next $150 million; 0.65% on the next $750 million; and 0.60% of the Fund's average daily net assets in excess of $1 billion.   LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% on the first $100 million of average daily net assets of the Fund; 0.00% on the next $150 million; 0.025% on the next $250 million; and 0.05% on the excess of $500 million of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$15,911
Legal	3,277
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $32,642 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$316,882
Distribution fees payable to LFD	79,052
Printing and mailing fees payable to Lincoln Life	34,888
Shareholder servicing fees payable to Lincoln Life	14,075
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2019, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Wellington Capital Growth Fund–9

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$ 61,283,607
Sales	119,685,545
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$324,551,568
Aggregate unrealized appreciation of investments	$278,044,386
Aggregate unrealized depreciation of investments	(3,317,760)
Net unrealized appreciation of investments	$274,726,626
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$571,608,018	$—	$—	$571,608,018
Money Market Fund	27,670,176	—	—	27,670,176
Total Investments	$599,278,194	$—	$—	$599,278,194
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington Capital Growth Fund–10

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	212,980	384,271
Service Class	370,352	1,193,312
Shares reinvested:
Standard Class	—	236,098
Service Class	—	470,387
	583,332	2,284,068
Shares redeemed:
Standard Class	(394,548)	(420,638)
Service Class	(951,170)	(1,585,412)
	(1,345,718)	(2,006,050)
Net increase (decrease)	(762,386)	278,018
5. Market Risk
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington Capital Growth Fund–11

LVIP Wellington Mid-Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Wellington Mid-Cap Value Fund

LVIP Wellington Mid-Cap Value Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Mid-Cap Value Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund's expenses shown in the table reflect fee waivers in effect.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,169.10	0.84%	$4.52
Service Class Shares	1,000.00	1,167.60	1.09%	5.86
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.60	0.84%	$4.21
Service Class Shares	1,000.00	1,019.40	1.09%	5.46

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund
Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Common Stock	97.38%
Aerospace & Defense	3.38%
Airlines	1.10%
Banks	10.50%
Building Products	3.27%
Chemicals	4.99%
Commercial Services & Supplies	1.84%
Communications Equipment	1.29%
Construction & Engineering	0.67%
Construction Materials	0.80%
Consumer Finance	1.16%
Electric Utilities	2.32%
Electrical Equipment	2.91%
Electronic Equipment, Instruments & Components	4.93%
Entertainment	1.68%
Equity Real Estate Investment Trusts	11.92%
Food & Staples Retailing	1.65%
Food Products	0.62%
Gas Utilities	2.43%
Health Care Equipment & Supplies	3.06%
Health Care Providers & Services	1.87%
Hotels, Restaurants & Leisure	0.83%
Household Durables	1.55%
Insurance	8.70%
IT Services	4.34%
Machinery	1.83%
Media	0.79%
Metals & Mining	3.66%
Oil, Gas & Consumable Fuels	5.56%
Road & Rail	2.17%
Semiconductors & Semiconductor Equipment	2.87%
Software	1.49%
Wireless Telecommunication Services	1.20%
Limited Partnership	0.63%
Money Market Fund	1.71%
Total Investments	99.72%
Receivables and Other Assets Net of Liabilities	0.28%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 Equity Holdings	Percentage of Net Assets
UGI	2.43%
Diamondback Energy	2.23%
Leidos Holdings	2.08%
L3Harris Technologies	2.03%
Reinsurance Group of America	1.98%
Hill-Rom Holdings	1.85%
FMC	1.81%
Celanese Class A	1.77%
Assurant	1.74%
Clean Harbors	1.73%
Total	19.65%

IT–Information Technology

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.38%
Aerospace & Defense–3.38%
L3Harris Technologies	24,411	$ 4,616,852
Moog Class A	32,685	3,059,643
		7,676,495
Airlines–1.10%
†JetBlue Airways	135,016	2,496,446
		2,496,446
Banks–10.50%
BancorpSouth Bank	59,027	1,714,144
Bank OZK	43,975	1,323,208
Comerica	43,560	3,164,198
First Midwest Bancorp	107,738	2,205,397
IBERIABANK	40,193	3,048,639
Pinnacle Financial Partners	18,165	1,044,124
South State	28,011	2,063,570
Sterling Bancorp	147,009	3,128,352
†Western Alliance Bancorp	53,728	2,402,716
Zions Bancorp	81,626	3,753,164
		23,847,512
Building Products–3.27%
Fortune Brands Home & Security	61,843	3,533,091
†JELD-WEN Holding	83,526	1,773,257
Sanwa Holdings	197,899	2,133,078
		7,439,426
Chemicals–4.99%
Cabot	67,234	3,207,734
Celanese Class A	37,325	4,023,635
FMC	49,359	4,094,329
		11,325,698
Commercial Services & Supplies–1.84%
†Atento	102,844	256,082
†Clean Harbors	55,081	3,916,259
		4,172,341
Communications Equipment–1.29%
†Lumentum Holdings	54,833	2,928,631
		2,928,631
Construction & Engineering–0.67%
Granite Construction	31,479	1,516,658
		1,516,658
Construction Materials–0.80%
Buzzi Unicem	89,319	1,813,520
		1,813,520
Consumer Finance–1.16%
SLM	270,461	2,628,881
		2,628,881
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–2.32%
Alliant Energy	67,745	$ 3,324,924
Evergy	32,239	1,939,176
		5,264,100
Electrical Equipment–2.91%
EnerSys	37,025	2,536,212
Hubbell	15,599	2,034,110
†Sensata Technologies Holding	41,869	2,051,581
		6,621,903
Electronic Equipment, Instruments & Components–4.93%
†Arrow Electronics	51,740	3,687,510
†Coherent	20,523	2,798,722
†Itron	50,702	3,172,424
KEMET	81,366	1,530,494
		11,189,150
Entertainment–1.68%
Cinemark Holdings	53,338	1,925,502
†IMAX	93,232	1,883,286
		3,808,788
Equity Real Estate Investment Trusts–11.92%
American Assets Trust	22,211	1,046,582
Brixmor Property Group	177,714	3,177,526
Corporate Office Properties Trust	108,552	2,862,516
Equity LifeStyle Properties	13,519	1,640,396
First Industrial Realty Trust	58,216	2,138,856
Gaming and Leisure Properties	80,102	3,122,376
Highwoods Properties	42,173	1,741,745
Life Storage	26,537	2,523,138
Park Hotels & Resorts	63,381	1,746,780
Physicians Realty Trust	178,013	3,104,547
PS Business Parks	6,605	1,113,141
STORE Capital	86,170	2,859,982
		27,077,585
Food & Staples Retailing–1.65%
†U.S. Foods Holding	104,874	3,750,294
		3,750,294
Food Products–0.62%
†Post Holdings	13,594	1,413,368
		1,413,368
Gas Utilities–2.43%
UGI	103,495	5,527,668
		5,527,668
Health Care Equipment & Supplies–3.06%
Hill-Rom Holdings	40,246	4,210,536
LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
STERIS	18,429	$ 2,743,710
		6,954,246
Health Care Providers & Services–1.87%
†Acadia Healthcare	59,442	2,077,498
Encompass Health	34,383	2,178,507
		4,256,005
Hotels, Restaurants & Leisure–0.83%
†Norwegian Cruise Line Holdings	35,241	1,889,975
		1,889,975
Household Durables–1.55%
Lennar Class A	53,438	2,589,606
Newell Brands	60,517	933,172
		3,522,778
Insurance–8.70%
Assurant	37,217	3,959,145
CNO Financial Group	206,177	3,439,032
Hanover Insurance Group	30,265	3,883,000
Lancashire Holdings	288,211	2,523,351
Reinsurance Group of America	28,781	4,490,699
Unum Group	44,149	1,481,199
		19,776,426
IT Services–4.34%
Amdocs	44,901	2,787,903
Booz Allen Hamilton Holding	15,411	1,020,362
Leidos Holdings	59,261	4,731,991
†VeriSign	6,298	1,317,290
		9,857,546
Machinery–1.83%
†Milacron Holdings	222,877	3,075,703
†SPX FLOW	25,804	1,080,155
		4,155,858
Media–0.79%
TEGNA	118,192	1,790,609
		1,790,609
Metals & Mining–3.66%
Carpenter Technology	64,961	3,116,829
Commercial Metals	86,336	1,541,097
Reliance Steel & Aluminum	38,729	3,664,538
		8,322,464
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–5.56%
Delek US Holdings	49,366	$ 2,000,310
Diamondback Energy	46,404	5,056,644
Encana	404,921	2,077,245
Noble Energy	93,396	2,092,070
†WPX Energy	121,678	1,400,514
		12,626,783
Road & Rail–2.17%
†Genesee & Wyoming Class A	36,427	3,642,700
Knight-Swift Transportation Holdings	39,398	1,293,830
		4,936,530
Semiconductors & Semiconductor Equipment–2.87%
†Axcelis Technologies	78,879	1,187,129
†Ichor Holdings	105,475	2,493,429
Silicon Motion Technology ADR	63,948	2,838,012
		6,518,570
Software–1.49%
SS&C Technologies Holdings	58,854	3,390,579
		3,390,579
Wireless Telecommunication Services–1.20%
Millicom International Cellular SDR	48,539	2,732,331
		2,732,331
Total Common Stock (Cost $183,529,244)		221,229,164
LIMITED PARTNERSHIP–0.63%
Oil, Gas & Consumable Fuels–0.63%
Viper Energy Partners	46,015	1,418,182
Total Limited Partnership (Cost $1,450,501)		1,418,182

MONEY MARKET FUND–1.71%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.31%)	3,884,047	3,884,047
Total Money Market Fund (Cost $3,884,047)		3,884,047

TOTAL INVESTMENTS–99.72% (Cost $188,863,792)	226,531,393
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	646,078
NET ASSETS APPLICABLE TO 8,494,201 SHARES OUTSTANDING–100.00%	$227,177,471
LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP WELLINGTON MID-CAP VALUE FUND STANDARD CLASS ($114,687,490 / 4,278,792 Shares)	$26.804
NET ASSET VALUE PER SHARE–LVIP WELLINGTON MID-CAP VALUE FUND SERVICE CLASS ($112,489,981 / 4,215,409 Shares)	$26.685
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$171,440,244
Distributable earnings/(accumulated loss)	55,737,227
TOTAL NET ASSETS	$227,177,471

† Non-income producing.
★ Includes $2,138,611 payable for securities purchased, $29,798 payable for fund share redeemed, $33,384 other accrued expenses payable and $170,377 due to manager and affiliates as of June 30, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
SDR–Swedish Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Mid-Cap Value Fund–5

LVIP Wellington Mid-Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Dividends	$ 2,202,686
Foreign Taxes Withheld	(17,592)
2,185,094
EXPENSES:
Management fees	894,455
Distribution fees-Service Class	133,771
Accounting and administration expenses	31,714
Shareholder servicing fees	31,230
Reports and statements to shareholders	17,122
Professional fees	13,770
Trustees’ fees and expenses	3,185
Custodian fees	3,019
Consulting fees	926
Pricing fees	404
Other	4,286
1,133,882
Less:
Management fees waived	(100,603)
Total operating expenses	1,033,279
NET INVESTMENT INCOME	1,151,815
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	2,441,738
Foreign currencies	458
Net realized gain	2,442,196
Net change in unrealized appreciation (depreciation) of:
Investments	29,177,879
Foreign currencies	167
Net change in unrealized appreciation (depreciation)	29,178,046
NET REALIZED AND UNREALIZED GAIN	31,620,242
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,772,057
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Mid-Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 1,151,815	$ 1,095,143
Net realized gain	2,442,196	17,373,287
Net change in unrealized appreciation (depreciation)	29,178,046	(50,415,774)
Net increase (decrease) in net assets resulting from operations	32,772,057	(31,947,344)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,099,832)
Service Class	—	(3,746,423)
	—	(7,846,255)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	13,364,130	28,384,418
Service Class	10,014,974	20,642,508
Reinvestment of dividends and distributions:
Standard Class	—	4,099,832
Service Class	—	3,746,423
	23,379,104	56,873,181
Cost of shares redeemed:
Standard Class	(16,191,452)	(34,764,725)
Service Class	(7,500,524)	(16,135,740)
	(23,691,976)	(50,900,465)
Increase (decrease) in net assets derived from capital share transactions	(312,872)	5,972,716
NET INCREASE (DECREASE) IN NET ASSETS	32,459,185	(33,820,883)
NET ASSETS:
Beginning of period	194,718,286	228,539,169
End of period	$227,177,471	$194,718,286
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Mid-Cap Value Fund–6

LVIP Wellington Mid-Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Mid-Cap Value Fund Standard Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 22.929	$ 27.870	$ 25.200	$ 22.460	$ 22.964	$ 21.273
Income (loss) from investment operations:
Net investment income[2]	0.154	0.173	0.098	0.111	0.068	0.085
Net realized and unrealized gain (loss)	3.721	(4.079)	3.241	2.823	(0.418)	1.677
Total from investment operations	3.875	(3.906)	3.339	2.934	(0.350)	1.762
Less dividends and distributions from:
Net investment income	—	(0.184)	(0.108)	(0.121)	(0.154)	(0.071)
Net realized gain	—	(0.851)	(0.561)	(0.073)	—	—
Total dividends and distributions	—	(1.035)	(0.669)	(0.194)	(0.154)	(0.071)
Net asset value, end of period	$ 26.804	$ 22.929	$ 27.870	$ 25.200	$ 22.460	$ 22.964
Total return[3]	16.91%	(14.53%)	13.43%	13.07%	(1.52%)	8.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$114,687	$ 100,655	$123,063	$ 93,907	$ 58,589	$39,097
Ratio of expenses to average net assets	0.84%	0.87%	0.88%	0.92%	0.96%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.93%	0.92%	0.92%	0.94%	0.97%	0.95%
Ratio of net investment income to average net assets	1.19%	0.63%	0.36%	0.48%	0.29%	0.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.10%	0.58%	0.32%	0.46%	0.28%	0.37%
Portfolio turnover	24%	58%	38%	50%	45%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Mid-Cap Value Fund–7

LVIP Wellington Mid-Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Mid-Cap Value Fund Service Class
	Six Months Ended6/30/19[1] (unaudited)	Year Ended
		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Net asset value, beginning of period	$ 22.856	$ 27.780	$ 25.124	$ 22.400	$ 22.843	$ 21.171
Income (loss) from investment operations:
Net investment income[2]	0.121	0.104	0.032	0.053	0.009	0.029
Net realized and unrealized gain (loss)	3.708	(4.059)	3.228	2.808	(0.412)	1.668
Total from investment operations	3.829	(3.955)	3.260	2.861	(0.403)	1.697
Less dividends and distributions from:
Net investment income	—	(0.118)	(0.043)	(0.064)	(0.040)	(0.025)
Net realized gain	—	(0.851)	(0.561)	(0.073)	—	—
Total dividends and distributions	—	(0.969)	(0.604)	(0.137)	(0.040)	(0.025)
Net asset value, end of period	$ 26.685	$ 22.856	$ 27.780	$ 25.124	$ 22.400	$ 22.843
Total return[3]	16.76%	(14.75%)	13.15%	12.78%	(1.76%)	8.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$112,490	$ 94,063	$105,476	$ 91,014	$ 79,862	$143,293
Ratio of expenses to average net assets	1.09%	1.12%	1.13%	1.17%	1.21%	1.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.18%	1.17%	1.17%	1.19%	1.22%	1.20%
Ratio of net investment income to average net assets	0.94%	0.38%	0.11%	0.23%	0.04%	0.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.85%	0.33%	0.07%	0.21%	0.03%	0.12%
Portfolio turnover	24%	58%	38%	50%	45%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Mid-Cap Value Fund–8

LVIP Wellington Mid-Cap Value Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington Mid-Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2015-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Wellington Mid-Cap Value Fund–9

LVIP Wellington Mid-Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $3,354 for the six months ended June 30, 2019. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $25 million of the Fund's average daily net assets; 0.95% of the next $25 million; 0.85% of the next $50 million; 0.75% of the next $150 million; and 0.70% of the Fund's average daily net assets in excess of $250 million.   LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.115% on the first $100 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $100 million.   The agreement will continue at least through April 30, 2020, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.   The management fee, net of waivers, is calculated daily and paid monthly.
Prior to May 1, 2019, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.90% the Fund’s average daily net assets for the Standard Class and 1.15% for the Service Class.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$6,107
Legal	1,258
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,824 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Wellington Mid-Cap Value Fund–10

LVIP Wellington Mid-Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$132,743
Distribution fees payable to LFD	22,416
Printing and mailing fees payable to Lincoln Life	9,992
Shareholder servicing fees payable to Lincoln Life	5,226
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.
For the six months ended June 30, 2019, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$51,858,986
Sales	51,972,242
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$188,863,792
Aggregate unrealized appreciation of investments	$ 45,910,749
Aggregate unrealized depreciation of investments	(8,243,148)
Net unrealized appreciation of investments	$ 37,667,601
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Wellington Mid-Cap Value Fund–11

LVIP Wellington Mid-Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$ 3,059,643	$ 4,616,852	$—	$ 7,676,495
Airlines	2,496,446	—	—	2,496,446
Banks	23,847,512	—	—	23,847,512
Building Products	5,306,348	2,133,078	—	7,439,426
Chemicals	11,325,698	—	—	11,325,698
Commercial Services & Supplies	4,172,341	—	—	4,172,341
Communications Equipment	2,928,631	—	—	2,928,631
Construction & Engineering	1,516,658	—	—	1,516,658
Construction Materials	—	1,813,520	—	1,813,520
Consumer Finance	2,628,881	—	—	2,628,881
Electric Utilities	5,264,100	—	—	5,264,100
Electrical Equipment	6,621,903	—	—	6,621,903
Electronic Equipment, Instruments & Components	11,189,150	—	—	11,189,150
Entertainment	3,808,788	—	—	3,808,788
Equity Real Estate Investment Trusts	27,077,585	—	—	27,077,585
Food & Staples Retailing	3,750,294	—	—	3,750,294
Food Products	1,413,368	—	—	1,413,368
Gas Utilities	5,527,668	—	—	5,527,668
Health Care Equipment & Supplies	6,954,246	—	—	6,954,246
Health Care Providers & Services	4,256,005	—	—	4,256,005
Hotels, Restaurants & Leisure	1,889,975	—	—	1,889,975
Household Durables	3,522,778	—	—	3,522,778
Insurance	17,253,075	2,523,351	—	19,776,426
IT Services	9,857,546	—	—	9,857,546
Machinery	4,155,858	—	—	4,155,858
Media	1,790,609	—	—	1,790,609
Metals & Mining	8,322,464	—	—	8,322,464
Oil, Gas & Consumable Fuels	12,626,783	—	—	12,626,783
Road & Rail	4,936,530	—	—	4,936,530
Semiconductors & Semiconductor Equipment	6,518,570	—	—	6,518,570
Software	3,390,579	—	—	3,390,579
Wireless Telecommunication Services	—	2,732,331	—	2,732,331
Money Market Fund	3,884,047	—	—	3,884,047
Limited Partnership	1,418,182	—	—	1,418,182
Total Investments	$212,712,261	$13,819,132	$—	$226,531,393
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington Mid-Cap Value Fund–12

LVIP Wellington Mid-Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	514,426	1,059,393
Service Class	390,076	766,488
Shares reinvested:
Standard Class	—	153,178
Service Class	—	139,329
	904,502	2,118,388
Shares redeemed:
Standard Class	(625,588)	(1,238,202)
Service Class	(290,185)	(587,150)
	(915,773)	(1,825,352)
Net increase (decrease)	(11,271)	293,036
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.
No foreign currency exchange contracts were outstanding as of and for the period ending June 30, 2019.
6. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2019. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP Wellington Mid-Cap Value Fund–13

LVIP Wellington Mid-Cap Value Fund
Notes to Financial Statements (continued)
 6. Market Risk (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington Mid-Cap Value Fund–14

LVIP Western Asset Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund's shareholder reports from the insurance company that offers your contract by mail, unless you specifically request paper copies of the reports from your insurance company. Instead, the reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by providing the instructions provided by your insurance company.
You may elect to receive all future reports in paper free of charge from your insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract.

LVIP Western Asset Core Bond Fund

LVIP Western Asset Core Bond Fund
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of the fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available without charge on the Commission’s website at http://www.sec.gov. You may also request a copy by calling 1-800-4LINCOLN (454-6265). For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Western Asset Core Bond Fund
Disclosure
OF FUND EXPENSES (unaudited)
For the Period January 1, 2019 to June 30, 2019
The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.
Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Expense Analysis of an Investment of $1,000
	BeginningAccount Value 1/1/19	Ending Account Value 6/30/19	Annualized Expense Ratio	Expenses Paid During Period 1/1/19 to 6/30/19*
Actual
Standard Class Shares	$1,000.00	$1,074.80	0.52%	$2.68
Service Class Shares	1,000.00	1,073.40	0.77%	3.96
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.20	0.52%	$2.61
Service Class Shares	1,000.00	1,021.00	0.77%	3.86

*	"Expenses Paid During Period" are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Security Type/Sector Allocation and Credit Quality Ratings (unaudited)
As of June 30, 2019
Sector designations may be different than the sector designations presented in other Fund materials.
Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	2.05%
Agency Commercial Mortgage-Backed Securities	0.79%
Agency Mortgage-Backed Securities	38.65%
Corporate Bonds	34.63%
Aerospace & Defense	0.73%
Agriculture	1.17%
Airlines	0.05%
Auto Manufacturers	0.60%
Banks	11.18%
Beverages	0.61%
Biotechnology	0.38%
Chemicals	0.21%
Commercial Services	0.30%
Computers	0.72%
Diversified Financial Services	0.40%
Electric	1.38%
Environmental Control	0.13%
Food	0.56%
Forest Products & Paper	0.20%
Health Care Products	0.30%
Health Care Services	0.46%
Household Products Ware	0.12%
Housewares	0.07%
Insurance	0.28%
Internet	0.36%
Investment Company Security	0.02%
Iron & Steel	0.33%
Lodging	0.15%
Media	1.62%
Mining	1.42%
Miscellaneous Manufacturing	0.72%
Oil & Gas	4.33%
Oil & Gas Services	0.20%
Pharmaceuticals	1.60%
Pipelines	1.02%
Retail	0.37%
Savings & Loans	0.09%
Semiconductors	0.14%
Software	0.63%
Telecommunications	1.46%
Transportation	0.28%
Trucking & Leasing	0.04%
Security Type/Sector	Percentage of Net Assets
Non-Agency Asset-Backed Securities	4.86%
Non-Agency Collateralized Mortgage Obligations	4.58%
Non-Agency Commercial Mortgage-Backed Securities	4.25%
Regional Bonds	0.19%
Sovereign Bonds	5.87%
Supranational Bank	0.03%
U.S. Treasury Obligations	3.40%
Money Market Fund	1.66%
Short-Term Investments	2.12%
Total Investments	103.08%
Options Written	(0.03%)
Liabilities Net of Receivables and Other Assets	(3.05%)
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)*
U.S. Government	44.26%
AAA	10.42%
AA	6.80%
A	19.30%
BBB	16.45%
Non-Rated	1.47%
Short-Term Investments	1.30%
Total	100.00%

*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Statement of Net Assets
June 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.05%
•Fannie Mae Connecticut Avenue Securities Series 2014-C04 1M2 7.30% (LIBOR01M + 4.90%) 11/25/24	3,757,133	$ 4,143,547
Fannie Mae REMICs
*•Series 2008-76 EI 2.10% (4.50% minus LIBOR01M) 9/25/23	26,677	111
*•Series 2010-100 SV 4.23% (6.63% minus LIBOR01M) 9/25/40	2,618,704	541,021
*•Series 2010-134 SK 3.65% (6.05% minus LIBOR01M) 6/25/38	4,897,056	181,882
*Series 2012-101 BI 4.00% 9/25/27	233,790	16,865
*•Series 2013-124 SB 3.55% (5.95% minus LIBOR01M) 12/25/43	578,360	103,895
*•Series 2013-54 BS 3.75% (6.15% minus LIBOR01M) 6/25/43	208,358	38,472
*•Series 2016-60 QS 3.70% (6.10% minus LIBOR01M) 9/25/46	1,851,102	311,100
*•Series 2016-61 BS 3.70% (6.10% minus LIBOR01M) 9/25/46	3,437,356	572,766
*•Series 2017-76 SB 3.70% (6.10% minus LIBOR01M) 10/25/57	2,849,733	488,201
•Series 2017-85 SC 3.71% (6.20% minus LIBOR01M) 11/25/47	583,342	102,636
Freddie Mac REMICs
*•Series 3973 SA 4.10% (6.49% minus LIBOR01M) 12/15/41	1,367,271	275,147
*•Series 4057 CS 3.66% (6.05% minus LIBOR01M) 4/15/39	1,939,256	100,160
Series 4793 CB 3.00% 5/15/48	3,891,714	3,946,871
Series 4793 CD 3.00% 6/15/48	2,861,102	2,901,826
Series 4813 CJ 3.00% 8/15/48	4,065,717	4,126,826
*•Freddie Mac Strips
Series 334 S7 3.71% (6.10% minus LIBOR01M) 8/15/44	2,310,148	427,140
Series 353 S1 3.61% (6.00% minus LIBOR01M) 12/15/46	845,053	185,086
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-HQ2 M2 4.60% (LIBOR01M + 2.20%) 9/25/24	4,637,044	$ 4,701,216
Series 2015-HQ2 M2 4.35% (LIBOR01M + 1.95%) 5/25/25	313,217	316,256
Series 2015-HQA2 M2 5.20% (LIBOR01M + 2.80%) 5/25/28	214,397	217,203
Series 2016-DNA1 M2 5.30% (LIBOR01M + 2.90%) 7/25/28	5,937,183	6,007,282
Series 2016-DNA3 M2 4.40% (LIBOR01M + 2.00%) 12/25/28	136,643	137,236
Series 2016-HQA1 M2 5.15% (LIBOR01M + 2.75%) 9/25/28	3,088,991	3,117,595
Series 2016-HQA2 M2 4.65% (LIBOR01M + 2.25%) 11/25/28	175,483	177,196
GNMA
*•Series 2007-51 SG 4.20% (6.58% minus LIBOR01M) 8/20/37	300,162	56,736
Series 2010-42 PC 5.00% 7/20/39	180,298	189,551
*Series 2013-53 OI 3.50% 4/20/43	2,171,576	306,383
*•Series 2016-135 SB 3.71% (6.10% minus LIBOR01M) 10/16/46	484,555	108,440
*•Series 2016-21 ST 3.77% (6.15% minus LIBOR01M) 2/20/46	2,642,619	561,469
*Series 2016-84 IG 4.50% 11/16/45	4,546,585	896,810
•Series 2017-H22 IC 2.17% 11/20/67	2,420,323	277,835
•Series 2018-H13 FC 2.81% (LIBOR01M + 0.30%) 7/20/68	796,106	790,974
Total Agency Collateralized Mortgage Obligations (Cost $36,255,939)		36,325,734
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.79%
Fannie Mae-Aces
Series 2016-M11 AL 2.94% 7/25/39	1,031,724	1,060,498
Series 2019-M10 A2 3.30% 12/25/37	230,000	246,846
LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces (continued)
Series 2019-M4 A2 3.61% 2/25/31	830,000	$ 899,903
Freddie Mac Multifamily Structured Pass Through Certificates
*♦•Series K058 X1 1.06% 8/25/26	55,062,114	3,167,426
♦Series K091 A2 3.51% 3/25/29	1,940,000	2,095,803
*♦•Series K092 X1 0.85% 4/25/29	9,999,250	606,352
GNMA
*•Series 2013-74 IO 0.80% 12/16/53	54,702,180	2,434,816
*•Series 2016-128 IO 0.95% 9/16/56	19,073,317	1,402,135
•Series 2016-56 VL 3.37% 3/16/57	2,076,003	2,156,702
Total Agency Commercial Mortgage-Backed Securities (Cost $13,675,594)		14,070,481
AGENCY MORTGAGE-BACKED SECURITIES–38.65%
Fannie Mae
2.95% 7/1/27	1,480,000	1,537,988
3.04% 6/1/29	1,000,000	1,044,246
3.07% 1/1/29	310,000	323,264
3.08% 1/1/28	2,670,000	2,796,294
3.09% 5/1/29	700,000	733,988
3.16% 5/1/29	489,523	514,818
3.19% 5/1/29	199,752	210,475
3.24% 5/1/29	880,000	930,091
3.26% 5/1/29	829,323	878,853
3.30% 4/1/29	300,000	319,910
3.31% 5/1/31	200,000	212,092
3.35% 5/1/29	180,000	191,388
3.50% 3/1/57	7,516,057	7,721,836
4.00% 8/1/56	10,456,234	10,987,530
4.00% 6/1/57	2,421,267	2,543,457
4.50% 9/1/57	3,117,330	3,336,457
Fannie Mae S.F. 15 yr
2.50% 2/1/32	15,570,503	15,688,378
3.00% 10/1/32	14,855,640	15,186,596
3.50% 4/1/32	4,001,496	4,171,453
4.00% 1/1/27	1,002,154	1,047,759
Fannie Mae S.F. 30 yr
3.00% 10/1/46	1,721,349	1,755,268
3.00% 11/1/46	24,261,835	24,575,038
3.00% 12/1/46	1,133,530	1,155,866
3.00% 1/1/47	2,852,561	2,899,953
3.00% 2/1/47	2,472,403	2,521,124
3.50% 12/1/42	271,785	282,046
3.50% 3/1/43	2,207,276	2,291,969
3.50% 11/1/44	23,232,379	24,192,447
3.50% 2/1/45	287,975	298,936
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 12/1/46	2,908,731	$ 3,019,443
3.50% 2/1/47	1,243,683	1,282,418
3.50% 10/1/47	23,531,034	24,225,704
3.50% 12/1/47	3,097,906	3,187,612
3.50% 4/1/48	3,158,467	3,264,198
3.50% 6/1/48	930,743	955,670
3.50% 2/1/49	96,134	99,637
3.50% 4/1/49	4,845,048	4,974,946
3.50% 5/1/49	4,075,488	4,182,452
3.50% 6/1/49	8,790,241	9,026,278
4.00% 11/1/42	1,464,006	1,549,271
4.00% 10/1/44	21,972,389	23,219,752
4.00% 4/1/47	2,516,622	2,635,914
4.00% 5/1/47	7,519,817	7,876,263
4.00% 9/1/47	3,680,616	3,835,167
4.00% 10/1/47	16,214,408	16,884,668
4.00% 4/1/48	14,723,292	15,299,536
4.50% 6/1/38	1,860,223	1,989,580
4.50% 6/1/39	1,572,497	1,688,085
4.50% 10/1/41	1,080,678	1,160,634
4.50% 1/1/42	4,027,774	4,325,626
4.50% 10/1/43	1,986,902	2,133,567
4.50% 3/1/44	10,389	11,053
4.50% 8/1/44	3,633,882	3,902,689
4.50% 3/1/46	3,033,453	3,256,144
4.50% 3/1/47	4,236,694	4,460,645
4.50% 6/1/47	621,688	654,551
4.50% 4/1/49	13,919,989	14,540,978
5.00% 4/1/37	39,829	43,571
5.00% 5/1/48	536,063	567,919
5.00% 10/1/48	1,087,200	1,150,985
5.00% 11/1/48	3,255,189	3,452,121
5.50% 5/1/34	609,272	676,736
5.50% 9/1/36	815,795	905,654
5.50% 1/1/38	2,478,003	2,742,218
5.50% 1/1/39	934,098	1,037,164
5.50% 3/1/40	1,646,658	1,829,017
5.50% 3/1/41	826,650	918,186
5.50% 6/1/41	554,329	605,869
5.50% 7/1/41	1,735,508	1,927,779
6.00% 1/1/39	69,083	78,181
6.00% 10/1/39	993,820	1,127,037
6.00% 4/1/40	73,439	83,227
6.00% 10/1/40	338,562	383,893
6.00% 7/1/41	978,275	1,109,418
Fannie Mae S.F. 30 yr TBA
3.50% 7/15/49	10,000,000	10,223,828
3.50% 8/13/49	6,300,000	6,439,694
4.50% 7/15/49	3,200,000	3,343,844
5.00% 7/15/49	2,600,000	2,748,332
Freddie Mac Gold Pool
3.00% 2/1/47	3,099,013	3,137,344
3.00% 2/1/48	195,809	197,713
3.00% 2/1/49	391,106	394,910

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Gold Pool (continued)
3.00% 3/1/49	7,178,404	$ 7,248,221
3.00% 4/1/49	24,034,531	24,268,287
Freddie Mac S.F. 15 yr
2.50% 1/1/33	3,352,580	3,379,599
2.50% 4/1/33	13,463,529	13,572,031
3.00% 9/1/33	59,996	61,243
3.00% 10/1/33	1,679,617	1,714,467
3.00% 11/1/33	85,551	87,326
3.00% 12/1/33	672,042	685,994
3.00% 1/1/34	262,108	267,549
Freddie Mac S.F. 20 yr
3.00% 6/1/36	242,898	247,525
4.50% 8/1/23	2,415,103	2,524,049
Freddie Mac S.F. 30 yr
3.00% 1/1/47	4,945,630	5,041,288
3.00% 4/1/47	1,671,050	1,693,194
3.00% 7/1/47	945,135	955,608
3.00% 9/1/47	3,282,595	3,327,919
3.00% 3/1/48	4,859,270	4,922,603
3.00% 9/1/48	990,485	1,000,119
3.50% 7/1/47	7,625,746	7,893,959
3.50% 11/1/47	21,856,115	22,515,357
3.50% 12/1/48	8,866,168	9,086,369
3.50% 3/1/49	1,782,235	1,833,186
4.00% 8/1/44	49,987	52,356
4.00% 5/1/45	38,266	40,049
4.00% 9/1/45	41,028	42,941
4.00% 10/1/45	66,976	70,098
4.00% 11/1/45	49,385	51,686
4.00% 12/1/45	435,390	455,671
4.00% 9/1/46	736,955	770,997
4.00% 12/1/46	698,221	722,609
4.00% 2/1/47	618,610	646,088
4.00% 7/1/47	4,031,027	4,209,480
4.00% 10/1/47	25,162,771	26,220,154
4.00% 12/1/47	7,397,130	7,703,042
4.00% 4/1/48	548,523	567,843
4.00% 5/1/48	3,225,055	3,353,423
4.00% 7/1/48	6,507,155	6,762,862
4.00% 9/1/48	6,614,546	6,845,259
4.50% 10/1/35	403,218	432,986
5.00% 7/1/47	693,250	735,631
5.00% 10/1/48	508,637	539,426
5.00% 11/1/48	598,287	633,871
5.00% 1/1/49	3,515,863	3,730,849
GNMA I S.F. 30 yr
3.00% 9/15/42	628,716	643,565
3.00% 10/15/42	117,576	120,353
3.00% 11/15/42	1,186,801	1,214,832
GNMA II S.F. 30 yr
3.00% 1/20/47	1,845,453	1,889,199
3.00% 3/20/47	75,854	77,688
3.00% 9/20/47	44,357,497	45,385,748
3.00% 11/20/47	2,789,857	2,854,529
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 2/20/48	21,530	$ 22,029
3.50% 3/20/45	39,084	40,559
3.50% 9/20/47	63,046,981	65,183,290
3.50% 10/20/47	1,675,623	1,733,296
3.50% 11/20/47	174,912	180,805
3.50% 12/20/47	13,214,885	13,659,265
4.00% 9/20/47	5,473,821	5,706,918
4.00% 11/20/47	2,816,201	2,935,183
4.00% 12/20/47	1,229,870	1,281,280
4.50% 1/20/49	98,130	102,661
5.00% 12/20/48	2,632,654	2,753,139
5.00% 1/20/49	2,450,791	2,562,954
GNMA II S.F. 30 yr TBA
3.00% 2/20/49	600,000	613,148
3.50% 2/20/49	8,900,000	9,193,770
4.00% 5/20/48	11,200,000	11,610,375
4.50% 8/20/48	200,000	208,467
Total Agency Mortgage-Backed Securities (Cost $680,410,934)		686,002,908
CORPORATE BONDS–34.63%
Aerospace & Defense–0.73%
Boeing
2.80% 3/1/27	320,000	322,201
3.10% 5/1/26	250,000	257,491
3.20% 3/1/29	1,090,000	1,129,603
4.88% 2/15/20	890,000	903,290
Harris
4.85% 4/27/35	580,000	645,204
5.05% 4/27/45	80,000	93,941
Lockheed Martin
3.55% 1/15/26	1,676,000	1,782,672
4.50% 5/15/36	240,000	275,772
Northrop Grumman
2.55% 10/15/22	1,520,000	1,523,745
2.93% 1/15/25	2,270,000	2,313,589
3.25% 1/15/28	660,000	678,113
United Technologies
3.95% 8/16/25	2,050,000	2,212,430
4.13% 11/16/28	710,000	780,665
		12,918,716
Agriculture–1.17%
Altria Group
3.49% 2/14/22	440,000	452,669
3.80% 2/14/24	640,000	667,606
4.40% 2/14/26	2,640,000	2,827,159
4.80% 2/14/29	1,880,000	2,024,175
5.80% 2/14/39	1,060,000	1,193,122
5.95% 2/14/49	870,000	994,404
6.20% 2/14/59	1,710,000	1,951,719
BAT Capital
3.56% 8/15/27	6,070,000	6,043,771
4.54% 8/15/47	1,230,000	1,142,822

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International
2.50% 8/22/22	800,000	$ 803,408
4.50% 3/20/42	2,340,000	2,524,667
Reynolds American 5.85% 8/15/45	200,000	215,726
		20,841,248
Airlines–0.05%
♦American Airlines Pass Through Trust
3.38% 11/1/28	666,309	679,168
3.70% 4/1/28	235,351	243,671
		922,839
Auto Manufacturers–0.60%
BMW US Capital 2.80% 4/11/26	644,000	649,475
Daimler Finance North America 2.70% 8/3/20	700,000	701,671
Ford Motor Credit
3.10% 5/4/23	1,366,000	1,347,003
3.20% 1/15/21	200,000	200,684
3.34% 3/18/21	1,939,000	1,949,601
General Motors 6.75% 4/1/46	191,000	215,875
General Motors Financial
2.45% 11/6/20	390,000	388,799
3.45% 4/10/22	1,140,000	1,156,570
3.70% 5/9/23	2,090,000	2,121,806
4.38% 9/25/21	643,000	663,923
Toyota Motor Credit 2.80% 7/13/22	1,225,000	1,250,243
		10,645,650
Banks–11.18%
ABN AMRO Bank 2.45% 6/4/20	430,000	430,368
Banco Santander
•3.72% (LIBOR03M + 1.12%) 4/12/23	600,000	597,898
3.80% 2/23/28	400,000	408,997
3.85% 4/12/23	1,000,000	1,038,810
4.38% 4/12/28	800,000	852,118
Bank of America
3.30% 1/11/23	3,140,000	3,238,843
μ3.55% 3/5/24	1,600,000	1,659,600
μ3.59% 7/21/28	3,730,000	3,892,211
μ3.95% 1/23/49	2,140,000	2,260,253
μ3.97% 2/7/30	170,000	182,369
4.25% 10/22/26	3,250,000	3,475,191
μ4.33% 3/15/50	450,000	502,422
4.45% 3/3/26	6,611,000	7,136,693
5.00% 1/21/44	2,180,000	2,660,835
μBank of Montreal 3.80% 12/15/32	300,000	304,503
μBarclays 4.97% 5/16/29	1,300,000	1,387,655
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
BNG Bank 1.63% 4/19/21	1,294,000	$ 1,287,751
BNP Paribas S.A.
3.38% 1/9/25	500,000	509,092
μ4.38% 3/1/33	1,540,000	1,587,843
4.40% 8/14/28	1,790,000	1,941,019
4.63% 3/13/27	390,000	416,762
μ4.71% 1/10/25	3,370,000	3,617,842
μ5.20% 1/10/30	1,460,000	1,673,386
BPCE S.A. 5.15% 7/21/24	780,000	844,354
Citigroup
3.30% 4/27/25	4,070,000	4,214,361
4.45% 9/29/27	14,000,000	15,096,736
4.65% 7/23/48	2,030,000	2,365,315
4.75% 5/18/46	620,000	702,316
8.13% 7/15/39	60,000	96,098
Commonwealth Bank of Australia 3.90% 7/12/47	350,000	379,048
Compass Bank 3.88% 4/10/25	892,000	924,751
Cooperatieve Rabobank
2.50% 1/19/21	648,000	650,461
5.25% 8/4/45	780,000	944,187
Cooperatieve Rabobank UA
2.25% 1/14/20	250,000	249,799
4.38% 8/4/25	4,000,000	4,250,171
4.75% 1/15/20	410,000	415,232
μCredit Agricole S.A. 4.00% 1/10/33	1,130,000	1,143,422
Credit Suisse Group
3.13% 12/10/20	1,139,000	1,148,189
μ3.87% 1/12/29	670,000	691,281
4.28% 1/9/28	1,610,000	1,701,020
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	2,381,000	2,591,970
Danske Bank
5.00% 1/12/22	1,920,000	2,009,150
5.38% 1/12/24	1,470,000	1,589,933
Fifth Third Bancorp 3.65% 1/25/24	760,000	799,144
Goldman Sachs Group
3.20% 2/23/23	970,000	993,374
3.50% 11/16/26	4,000,000	4,101,956
3.63% 2/20/24	720,000	751,708
μ3.69% 6/5/28	3,000,000	3,100,850
μ4.22% 5/1/29	3,140,000	3,370,418
4.25% 10/21/25	1,340,000	1,422,085
4.75% 10/21/45	2,090,000	2,407,576
5.15% 5/22/45	800,000	916,954
5.25% 7/27/21	2,380,000	2,516,366
6.25% 2/1/41	1,660,000	2,229,015
6.75% 10/1/37	750,000	982,204
HSBC Bank USA NA 4.88% 8/24/20	710,000	729,777
HSBC Holdings
3.40% 3/8/21	1,340,000	1,361,050

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings (continued)
μ3.80% 3/11/25	1,130,000	$ 1,178,041
μ3.97% 5/22/30	1,930,000	2,017,642
μ4.04% 3/13/28	2,410,000	2,533,614
4.30% 3/8/26	910,000	978,213
μ4.58% 6/19/29	4,330,000	4,739,240
μ6.88% 12/29/49	566,000	597,328
ING Bank 2.50% 10/1/19	550,000	550,128
Intesa Sanpaolo S.p.A.
3.13% 7/14/22	4,799,000	4,752,098
3.38% 1/12/23	630,000	628,184
JPMorgan Chase & Co.
3.63% 12/1/27	1,570,000	1,619,308
μ4.02% 12/5/24	2,700,000	2,871,168
4.13% 12/15/26	2,000,000	2,140,982
μ4.20% 7/23/29	1,170,000	1,280,253
4.25% 10/1/27	6,738,000	7,304,012
μ4.45% 12/5/29	930,000	1,037,793
Kreditanstalt fuer Wiederaufbau 1.50% 6/15/21	1,006,000	999,857
Lloyds Bank 2.70% 8/17/20	200,000	200,803
Lloyds Banking Group
μ2.91% 11/7/23	2,120,000	2,124,700
3.10% 7/6/21	233,000	235,970
3.90% 3/12/24	200,000	208,399
4.38% 3/22/28	360,000	382,814
4.65% 3/24/26	2,810,000	2,936,340
Morgan Stanley
μ3.77% 1/24/29	1,990,000	2,089,471
μ4.43% 1/23/30	1,730,000	1,915,336
5.50% 7/24/20	170,000	175,516
Royal Bank of Canada
2.15% 10/26/20	820,000	820,218
3.20% 4/30/21	930,000	946,825
μRoyal Bank of Scotland Group
4.27% 3/22/25	1,090,000	1,127,941
4.52% 6/25/24	2,580,000	2,688,675
4.89% 5/18/29	620,000	662,594
Santander UK
2.38% 3/16/20	490,000	490,043
5.00% 11/7/23	1,635,000	1,727,812
Santander UK Group Holdings
2.88% 10/16/20	635,000	636,730
3.13% 1/8/21	1,210,000	1,218,004
State Street 3.10% 5/15/23	730,000	750,032
Svenska Handelsbanken 3.35% 5/24/21	1,010,000	1,029,137
Toronto-Dominion Bank 3.25% 6/11/21	1,130,000	1,152,765
UBS AG 4.50% 6/26/48	200,000	236,507
UBS Group Funding Switzerland AG
3.49% 5/23/23	1,820,000	1,866,795
4.13% 4/15/26	1,176,000	1,257,382
4.25% 3/23/28	4,280,000	4,616,887
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
US Bancorp 2.35% 1/29/21	713,000	$ 715,349
US Bank NA 3.15% 4/26/21	920,000	936,982
•Wachovia Capital Trust III 5.57% (LIBOR03M + 0.93%) 3/29/49	1,850,000	1,853,663
Wells Fargo & Co.
3.00% 10/23/26	1,390,000	1,405,660
3.75% 1/24/24	430,000	452,383
4.13% 8/15/23	2,460,000	2,599,771
4.15% 1/24/29	1,700,000	1,853,537
4.30% 7/22/27	3,004,000	3,248,115
4.40% 6/14/46	2,750,000	2,973,540
4.60% 4/1/21	410,000	425,707
4.65% 11/4/44	30,000	33,435
4.75% 12/7/46	3,140,000	3,584,395
4.90% 11/17/45	1,630,000	1,895,740
Westpac Banking 2.60% 11/23/20	970,000	974,882
		198,431,448
Beverages–0.61%
Anheuser-Busch Companies/ Anheuser-Busch InBev Worldwide 4.90% 2/1/46	6,020,000	6,713,110
Anheuser-Busch InBev Finance 3.30% 2/1/23	1,213,000	1,252,841
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	460,000	498,614
4.75% 1/23/29	460,000	522,614
Diageo Investment 2.88% 5/11/22	900,000	916,617
PepsiCo 4.45% 4/14/46	769,000	921,353
		10,825,149
Biotechnology–0.38%
Amgen
2.13% 5/1/20	200,000	199,539
3.88% 11/15/21	570,000	588,438
Celgene 3.25% 8/15/22	2,818,000	2,895,594
Gilead Sciences
3.65% 3/1/26	1,590,000	1,679,980
4.75% 3/1/46	1,190,000	1,355,917
		6,719,468
Chemicals–0.21%
Equate Petrochemical B.V. 4.25% 11/3/26	1,900,000	1,995,285
OCP 4.50% 10/22/25	1,257,000	1,291,228
Syngenta Finance 3.93% 4/23/21	460,000	468,502
		3,755,015

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–0.30%
Cintas No. 2
2.90% 4/1/22	600,000	$ 610,428
3.70% 4/1/27	690,000	735,320
DP World 5.63% 9/25/48	3,660,000	4,066,805
		5,412,553
Computers–0.72%
Apple
1.55% 8/4/21	230,000	227,851
2.00% 11/13/20	950,000	949,696
2.45% 8/4/26	3,950,000	3,939,987
Dell International 4.42% 6/15/21	4,340,000	4,473,514
International Business Machines 3.00% 5/15/24	3,130,000	3,216,678
		12,807,726
Diversified Financial Services–0.40%
AerCap Ireland Capital 4.50% 5/15/21	1,590,000	1,640,145
International Lease Finance 8.63% 1/15/22	590,000	673,148
Visa
3.15% 12/14/25	1,620,000	1,700,846
4.30% 12/14/45	2,560,000	3,036,641
		7,050,780
Electric–1.38%
Cleveland Electric Illuminating 3.50% 4/1/28	300,000	304,850
Comision Federal de Electricidad
4.75% 2/23/27	1,720,000	1,772,047
4.88% 1/15/24	380,000	393,969
DTE Energy 3.30% 6/15/22	1,263,000	1,290,560
Duke Energy
2.40% 8/15/22	1,470,000	1,470,072
3.15% 8/15/27	1,840,000	1,868,100
3.75% 9/1/46	805,000	786,162
FirstEnergy
2.85% 7/15/22	2,190,000	2,217,670
3.90% 7/15/27	2,120,000	2,228,483
7.38% 11/15/31	3,010,000	4,118,295
MidAmerican Energy 3.65% 4/15/29	1,580,000	1,706,049
Perusahaan Listrik Negara
4.13% 5/15/27	1,300,000	1,329,819
5.45% 5/21/28	690,000	765,917
6.15% 5/21/48	2,550,000	3,038,664
Southern 3.25% 7/1/26	1,200,000	1,219,697
		24,510,354
Environmental Control–0.13%
Waste Management
2.40% 5/15/23	960,000	963,916
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Waste Management (continued)
3.20% 6/15/26	350,000	$ 364,392
3.45% 6/15/29	250,000	263,747
4.00% 7/15/39	180,000	193,210
4.15% 7/15/49	500,000	546,937
		2,332,202
Food–0.56%
Danone S.A.
2.08% 11/2/21	1,040,000	1,033,594
2.59% 11/2/23	2,160,000	2,172,089
2.95% 11/2/26	360,000	359,644
Kraft Heinz Foods 3.00% 6/1/26	1,602,000	1,560,283
Mars
2.70% 4/1/25	640,000	653,480
3.20% 4/1/30	1,790,000	1,861,584
Smithfield Foods 2.70% 1/31/20	2,320,000	2,315,508
		9,956,182
Forest Products & Paper–0.20%
Suzano Austria 6.00% 1/15/29	3,230,000	3,528,775
		3,528,775
Health Care Products–0.30%
Abbott Laboratories
3.75% 11/30/26	24,000	25,970
4.75% 11/30/36	650,000	769,021
4.90% 11/30/46	920,000	1,138,461
Becton Dickinson & Co.
3.36% 6/6/24	1,220,000	1,257,372
3.73% 12/15/24	313,000	328,536
4.69% 12/15/44	516,000	573,227
Medtronic
3.50% 3/15/25	1,050,000	1,114,416
4.63% 3/15/45	165,000	200,148
		5,407,151
Health Care Services–0.46%
Aetna 3.88% 8/15/47	470,000	425,711
Anthem
2.95% 12/1/22	1,230,000	1,248,392
3.13% 5/15/22	320,000	325,972
3.35% 12/1/24	430,000	445,140
3.65% 12/1/27	1,430,000	1,487,844
Humana
3.95% 3/15/27	1,220,000	1,273,083
4.80% 3/15/47	50,000	54,346
4.95% 10/1/44	220,000	243,184
UnitedHealth Group
2.70% 7/15/20	850,000	853,636
3.75% 7/15/25	810,000	865,823
3.88% 10/15/20	610,000	619,934

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
3.88% 12/15/28	300,000	$ 327,542
		8,170,607
Household Products Ware–0.12%
Reckitt Benckiser Treasury Services 2.38% 6/24/22	2,150,000	2,148,800
		2,148,800
Housewares–0.07%
Newell Brands
3.85% 4/1/23	390,000	395,990
4.20% 4/1/26	900,000	895,229
		1,291,219
Insurance–0.28%
American International Group 3.75% 7/10/25	450,000	471,503
Berkshire Hathaway Finance 4.25% 1/15/49	1,490,000	1,679,616
Chubb INA Holdings 3.35% 5/3/26	590,000	619,266
MetLife 6.40% 12/15/36	1,600,000	1,831,976
Reliance Standard Life Global Funding II 2.50% 1/15/20	320,000	319,878
		4,922,239
Internet–0.36%
Amazon.com
3.15% 8/22/27	1,250,000	1,315,108
3.88% 8/22/37	500,000	552,135
4.05% 8/22/47	610,000	693,631
4.95% 12/5/44	630,000	795,259
Tencent Holdings 3.60% 1/19/28	2,890,000	2,953,863
		6,309,996
Investment Company Security–0.02%
Temasek Financial I 2.38% 1/23/23	368,000	370,641
		370,641
Iron & Steel–0.33%
ArcelorMittal 4.55% 3/11/26	1,130,000	1,195,409
Vale Overseas 6.25% 8/10/26	4,070,000	4,643,666
		5,839,075
Lodging–0.15%
Sands China
4.60% 8/8/23	830,000	874,021
5.13% 8/8/25	1,600,000	1,719,072
		2,593,093
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–1.62%
Charter Communications Operating
3.58% 7/23/20	630,000	$ 635,769
4.20% 3/15/28	2,120,000	2,204,156
4.91% 7/23/25	2,401,000	2,608,681
5.05% 3/30/29	4,040,000	4,466,499
5.38% 4/1/38	540,000	579,189
5.38% 5/1/47	740,000	782,095
6.48% 10/23/45	1,210,000	1,427,775
Comcast
3.15% 3/1/26	1,166,000	1,207,769
3.38% 8/15/25	1,000,000	1,046,731
3.70% 4/15/24	730,000	775,304
3.95% 10/15/25	2,530,000	2,731,726
4.15% 10/15/28	4,970,000	5,482,268
4.25% 10/15/30	1,280,000	1,429,713
4.70% 10/15/48	260,000	304,949
Fox
4.71% 1/25/29	270,000	302,304
5.48% 1/25/39	1,470,000	1,737,598
5.58% 1/25/49	290,000	355,306
Walt Disney 6.65% 11/15/37	460,000	661,764
		28,739,596
Mining–1.42%
Anglo American Capital
3.63% 9/11/24	1,900,000	1,942,164
4.00% 9/11/27	930,000	934,431
4.75% 4/10/27	430,000	455,855
Barrick Gold 5.25% 4/1/42	10,000	11,749
Barrick North America Finance 5.70% 5/30/41	2,260,000	2,707,710
BHP Billiton Finance USA
2.88% 2/24/22	492,000	500,927
5.00% 9/30/43	480,000	602,121
μ6.25% 10/19/75	1,150,000	1,199,185
μ6.75% 10/19/75	920,000	1,051,118
Glencore Finance Canada 4.25% 10/25/22	820,000	857,746
Glencore Funding
2.88% 4/16/20	280,000	281,527
3.88% 10/27/27	440,000	440,862
4.00% 3/27/27	620,000	626,624
4.13% 5/30/23	10,000	10,404
4.13% 3/12/24	2,100,000	2,181,769
4.63% 4/29/24	1,380,000	1,460,069
Nacional del Cobre de Chile 3.63% 8/1/27	3,130,000	3,248,126
Southern Copper 5.25% 11/8/42	6,150,000	6,767,645
		25,280,032
Miscellaneous Manufacturing–0.72%
Eaton
2.75% 11/2/22	1,660,000	1,682,535

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Eaton (continued)
4.15% 11/2/42	1,170,000	$ 1,239,577
General Electric
4.50% 3/11/44	450,000	437,305
5.55% 5/4/20	362,000	370,408
5.88% 1/14/38	650,000	734,905
6.00% 8/7/19	1,016,000	1,019,356
6.75% 3/15/32	220,000	271,263
6.88% 1/10/39	5,560,000	6,982,408
		12,737,757
Oil & Gas–4.33%
Anadarko Petroleum
4.50% 7/15/44	2,850,000	2,923,595
5.55% 3/15/26	220,000	247,437
6.60% 3/15/46	3,500,000	4,563,297
Apache
4.75% 4/15/43	3,700,000	3,615,496
5.10% 9/1/40	400,000	405,031
6.00% 1/15/37	2,223,000	2,527,212
BP Capital Markets
3.12% 5/4/26	2,820,000	2,876,101
3.22% 11/28/23	1,520,000	1,568,958
3.25% 5/6/22	800,000	823,996
3.41% 2/11/26	200,000	209,773
Chevron 2.95% 5/16/26	997,000	1,029,834
Cimarex Energy
3.90% 5/15/27	680,000	699,391
4.38% 6/1/24	340,000	360,343
CNOOC Finance 2015 Australia 2.63% 5/5/20	488,000	488,930
CNOOC Finance 2015 USA
3.50% 5/5/25	2,600,000	2,682,799
4.38% 5/2/28	1,830,000	1,989,754
Concho Resources
3.75% 10/1/27	100,000	103,566
4.30% 8/15/28	1,030,000	1,110,016
4.38% 1/15/25	260,000	270,313
Continental Resources
3.80% 6/1/24	640,000	658,741
4.38% 1/15/28	400,000	421,319
4.50% 4/15/23	330,000	347,008
Devon Energy
3.25% 5/15/22	370,000	377,121
4.75% 5/15/42	40,000	43,883
5.00% 6/15/45	2,025,000	2,326,512
5.85% 12/15/25	2,400,000	2,845,391
Ecopetrol 5.88% 5/28/45	6,280,000	6,968,602
Exxon Mobil
3.04% 3/1/26	1,150,000	1,192,831
4.11% 3/1/46	760,000	875,730
KazMunayGas National
5.38% 4/24/30	1,850,000	2,054,105
5.75% 4/19/47	2,500,000	2,833,763
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Energy
3.85% 1/15/28	720,000	$ 734,830
4.95% 8/15/47	350,000	371,961
5.05% 11/15/44	1,200,000	1,278,391
Occidental Petroleum
3.00% 2/15/27	820,000	811,331
3.13% 2/15/22	370,000	375,854
4.10% 2/15/47	760,000	751,706
4.20% 3/15/48	210,000	212,572
4.40% 4/15/46	380,000	393,700
4.63% 6/15/45	1,170,000	1,249,807
Pertamina Persero 6.00% 5/3/42	1,790,000	2,063,520
Petroleos del Peru 4.75% 6/19/32	5,390,000	5,909,057
Petroleos Mexicanos
5.50% 6/27/44	790,000	634,568
5.63% 1/23/46	2,710,000	2,196,455
6.38% 1/23/45	900,000	777,375
6.63% 6/15/35	1,746,000	1,621,598
6.88% 8/4/26	365,000	370,439
Shell International Finance
1.88% 5/10/21	850,000	846,518
2.88% 5/10/26	804,000	822,866
4.00% 5/10/46	4,020,000	4,431,132
Sinopec Group Overseas Development 2014 4.38% 4/10/24	1,410,000	1,509,291
		76,803,819
Oil & Gas Services–0.20%
Halliburton
3.80% 11/15/25	1,120,000	1,175,284
5.00% 11/15/45	290,000	316,875
Schlumberger Holdings
3.90% 5/17/28	665,000	692,642
4.00% 12/21/25	1,270,000	1,345,371
		3,530,172
Pharmaceuticals–1.60%
AbbVie 3.60% 5/14/25	610,000	630,750
Allergan Finance
3.80% 3/15/25	790,000	820,404
4.55% 3/15/35	80,000	80,902
Bristol-Myers Squibb
2.60% 5/16/22	900,000	911,775
2.90% 7/26/24	1,700,000	1,741,022
3.20% 6/15/26	1,320,000	1,372,622
3.40% 7/26/29	700,000	733,502
Cardinal Health
2.62% 6/15/22	390,000	392,493
3.08% 6/15/24	510,000	513,791
Cigna
3.40% 9/17/21	720,000	734,279

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna (continued)
3.75% 7/15/23	1,910,000	$ 1,989,914
4.13% 11/15/25	550,000	586,183
4.38% 10/15/28	1,380,000	1,490,119
CVS Health
3.35% 3/9/21	700,000	709,956
3.70% 3/9/23	2,370,000	2,452,577
3.88% 7/20/25	1,380,000	1,442,125
4.10% 3/25/25	1,040,000	1,097,615
4.30% 3/25/28	7,500,000	7,915,336
5.05% 3/25/48	210,000	224,020
5.13% 7/20/45	1,110,000	1,185,530
Eli Lilly & Co. 3.10% 5/15/27	250,000	261,358
Johnson & Johnson 3.70% 3/1/46	1,040,000	1,126,310
		28,412,583
Pipelines–1.02%
Energy Transfer Operating
4.50% 4/15/24	10,000	10,648
4.95% 6/15/28	220,000	240,736
5.25% 4/15/29	500,000	559,140
6.25% 4/15/49	90,000	106,784
Energy Transfer Partners 5.88% 3/1/22	1,308,000	1,403,559
Enterprise Products Operating
3.95% 2/15/27	1,783,000	1,911,855
4.15% 10/16/28	450,000	490,222
Kinder Morgan Energy Partners
3.50% 3/1/21	350,000	355,549
4.25% 9/1/24	1,080,000	1,150,306
MPLX
4.00% 3/15/28	1,520,000	1,575,593
4.50% 4/15/38	980,000	991,075
4.70% 4/15/48	1,710,000	1,754,003
4.80% 2/15/29	580,000	639,348
5.50% 2/15/49	830,000	944,066
Transcontinental Gas Pipe Line 7.85% 2/1/26	4,350,000	5,557,695
Williams Companies 5.25% 3/15/20	440,000	448,224
		18,138,803
Retail–0.37%
McDonald's
3.70% 1/30/26	890,000	946,875
3.80% 4/1/28	290,000	311,648
4.88% 12/9/45	1,390,000	1,598,025
TJX 2.25% 9/15/26	560,000	549,998
Walmart
3.05% 7/8/26	1,020,000	1,069,405
3.70% 6/26/28	1,940,000	2,118,796
		6,594,747
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Savings & Loans–0.09%
μNationwide Building Society 4.36% 8/1/24	1,510,000	$ 1,577,201
		1,577,201
Semiconductors–0.14%
Broadcom 3.13% 1/15/25	790,000	772,655
Texas Instruments 4.15% 5/15/48	1,540,000	1,749,929
		2,522,584
Software–0.63%
Microsoft
1.55% 8/8/21	1,250,000	1,239,777
2.40% 2/6/22	1,840,000	1,859,998
2.40% 8/8/26	1,900,000	1,911,228
2.70% 2/12/25	310,000	318,501
2.88% 2/6/24	1,780,000	1,845,559
3.30% 2/6/27	1,040,000	1,106,021
3.45% 8/8/36	40,000	42,391
3.70% 8/8/46	280,000	303,079
3.75% 2/12/45	110,000	119,849
4.10% 2/6/37	1,240,000	1,416,844
salesforce.com 3.25% 4/11/23	920,000	955,483
		11,118,730
Telecommunications–1.46%
America Movil
3.13% 7/16/22	950,000	972,476
5.00% 3/30/20	297,000	302,700
AT&T
3.60% 2/17/23	1,321,000	1,372,009
3.80% 2/15/27	840,000	875,570
4.13% 2/17/26	1,601,000	1,704,390
4.25% 3/1/27	440,000	471,976
4.35% 6/15/45	880,000	881,213
4.50% 3/9/48	1,160,000	1,187,903
Deutsche Telekom International Finance 2.82% 1/19/22	380,000	383,583
Sprint Spectrum 3.36% 9/20/21	2,812,500	2,820,263
Telefonica Emisiones
4.10% 3/8/27	910,000	967,571
5.21% 3/8/47	490,000	541,033
Verizon Communications
3.50% 11/1/24	530,000	557,302
3.85% 11/1/42	890,000	911,222
3.88% 2/8/29	350,000	375,743
4.13% 3/16/27	440,000	478,951
4.13% 8/15/46	80,000	83,642
4.33% 9/21/28	2,170,000	2,406,818
4.40% 11/1/34	910,000	1,010,355
4.50% 8/10/33	1,740,000	1,961,897
4.52% 9/15/48	330,000	370,302

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications (continued)
4.86% 8/21/46	580,000	$ 676,257
5.25% 3/16/37	560,000	670,765
5.50% 3/16/47	120,000	150,868
Vodafone Group
4.38% 5/30/28	3,000,000	3,245,733
5.25% 5/30/48	470,000	519,633
		25,900,175
Transportation–0.28%
Union Pacific
3.75% 7/15/25	650,000	695,264
3.95% 9/10/28	2,130,000	2,332,559
4.50% 9/10/48	1,750,000	1,994,059
		5,021,882
Trucking & Leasing–0.04%
Aviation Capital Group 6.75% 4/6/21	606,000	647,428
		647,428
Total Corporate Bonds (Cost $587,749,523)		614,736,435
NON-AGENCY ASSET-BACKED SECURITIES–4.86%
•ACIS CLO Series 2015-6A A1 4.17% (LIBOR03M + 1.59%) 5/1/27	1,490,000	1,490,326
•AMMC CLO XII Series 2013-12A AR 3.75% (LIBOR03M + 1.20%) 11/10/30	2,000,000	1,991,500
•Apidos CLO XXII Series 2015-22A A1 4.09% (LIBOR03M + 1.50%) 10/20/27	3,250,000	3,255,600
Applebee's Funding/ IHOP Funding Series 2019-1A A2I 4.19% 6/7/49	3,150,000	3,178,070
Avis Budget Rental Car Funding AESOP
Series 2014-1A A 2.46% 7/20/20	166,833	166,829
Series 2019-2A A 3.35% 9/22/25	4,300,000	4,431,783
•BlueMountain CLO Series 2015-1A A1R 3.93% (LIBOR03M + 1.33%) 4/13/27	2,250,000	2,250,448
•California Street CLO Series 2012-9A AR2 1.00% (LIBOR03M + 1.32%) 7/16/32	3,230,000	3,230,000
•Carlyle Global Market Strategies CLO Series 2015-4A A1R 3.84% 7/20/32	1,750,000	1,749,988
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Carlyle US CLO Series 2017-2A A1B 3.81% (LIBOR03M + 1.22%) 7/20/31	2,500,000	$ 2,493,720
•Catskill Park CLO Series 2017-1A A2 4.29% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,496,832
•CBAM
Series 2017-1A A1 4.01% (LIBOR03M + 1.25%) 7/20/30	4,750,000	4,776,880
Series 2017-2A B1 4.34% (LIBOR03M + 1.75%) 10/17/29	1,250,000	1,248,729
•Cedar Funding VI CLO Series 2016-6A AR 3.68% (LIBOR03M + 1.09%) 10/20/28	450,000	449,494
•Cutwater Series 2014-1A A1AR 3.85% (LIBOR03M + 1.25%) 7/15/26	1,016,916	1,017,288
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 2.53% (LIBOR01M + 0.14%) 1/15/37	1,977,438	1,894,829
•Denali Capital CLO Series 2013-1A A1LR 3.64% (LIBOR03M + 1.05%) 10/26/27	4,250,000	4,242,822
•Dryden 75 CLO Series 2019-75A AR 1.00% (LIBOR03M + 1.20%) 7/15/30	1,410,000	1,410,000
Ford Credit Floorplan Master Owner Trust 4.06% 11/15/30	3,030,000	3,226,474
•Halcyon Loan Advisors Funding Series 2015-2A AR 3.66% (LIBOR03M + 1.08%) 7/25/27	1,660,000	1,657,515
•KKR CLO
Series 16 A2R 4.24% 1/20/29	820,000	820,025
Series 18 A 3.87% (LIBOR03M + 1.27%) 7/18/30	3,000,000	2,990,892
Series 21 A 3.60% (LIBOR03M + 1.00%) 4/15/31	2,000,000	1,974,888
•Myers Park CLO 4.19% 10/20/30	1,020,000	1,008,568
SBA Small Business Investment Companies
Series 2018-10B 1 3.55% 9/10/28	1,293,661	1,377,916
Series 2019-10A 1 3.11% 3/10/29	1,410,000	1,469,509

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Seneca Park CLO Series 2014-1A AR 3.71% (LIBOR03M + 1.12%) 7/17/26	984,744	$ 985,086
•SLC Student Loan Trust Series 2008-1 A4A 4.01% (LIBOR03M + 1.60%) 12/15/32	3,987,223	4,083,083
•SLM Private Credit Student Loan Trust
Series 2005-B A4 2.74% (LIBOR03M + 0.33%) 6/15/39	2,056,666	2,015,135
Series 2006-A A5 2.70% (LIBOR03M + 0.29%) 6/15/39	1,691,119	1,642,675
•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 2.70% (LIBOR01M + 0.30%) 7/25/36	2,618,691	2,617,091
•Symphony CLO XVIII Series 2016-18A B 4.39% (LIBOR03M + 1.80%) 1/23/28	1,200,000	1,197,600
•TCI-Symphony CLO Series 2016-1A BR 4.25% (LIBOR03M + 1.65%) 10/13/29	2,000,000	1,988,604
•Towd Point Mortgage Trust
Series 2015-6 A1B 2.75% 4/25/55	2,543,171	2,558,014
Series 2016-1 A1B 2.75% 2/25/55	198,867	199,590
Series 2016-2 A1 3.00% 8/25/55	219,223	221,385
•Tralee CLO V Series 2018-5A B 4.29% (LIBOR03M + 1.70%) 10/20/28	1,200,000	1,188,402
•Venture 32 CLO Series 2018-32A A2A 3.67% 7/18/31	1,750,000	1,733,581
•Venture XXIV CLO Series 2016-24A A1D 4.01% (LIBOR03M + 1.42%) 10/20/28	1,000,000	1,000,624
•Voya CLO
Series 2013-1A A1AR 3.81% (LIBOR03M + 1.21%) 10/15/30	4,625,000	4,618,553
Series 2014-2A A1R 3.84% (LIBOR03M + 1.25%) 4/17/30	3,000,000	3,008,289
Series 2016-2A A1 4.13% (LIBOR03M + 1.54%) 7/19/28	490,000	491,454
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Whitehorse XII Series 2018-12A A 3.85% (LIBOR03M + 1.25%) 10/15/31	1,490,000	$ 1,481,550
Total Non-Agency Asset-Backed Securities (Cost $85,634,262)		86,331,641
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.58%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 2.94% (LIBOR01M + 0.54%) 11/25/35	1,999,741	1,988,452
•CSMC Trust Series 2018-J1 A2 3.50% 2/25/48	17,019,979	17,055,346
Fannie Mae-Aces
3.27% 1/25/29	1,560,000	1,647,957
3.45% 1/1/29	1,730,000	1,852,235
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	1,357,896	1,364,685
•Impac CMB Trust Series Series 2007-A A 2.90% (LIBOR01M + 0.50%) 5/25/37	3,295,428	3,230,802
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.18% 10/26/48	4,393,557	4,494,925
Series 2018-4 A1 3.50% 10/25/48	3,276,850	3,329,791
•Merrill Lynch Mortgage Investors Trust Series Series 2005-A8 A3A3 2.77% (LIBOR01M + 0.37%) 8/25/36	1,616,072	1,622,123
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	2,000,857	2,037,104
Series 2015-1A A3 3.75% 5/28/52	1,100,943	1,138,109
Series 2015-2A A1 3.75% 8/25/55	357,286	369,642
Series 2015-2A A2 3.75% 8/25/55	4,434,062	4,562,451
Series 2016-3A A1B 3.25% 9/25/56	2,384,983	2,428,269
Series 2016-3A B1 4.00% 9/25/56	4,778,658	5,098,054
Series 2016-4A B2 4.75% 11/25/56	2,283,424	2,452,912
Series 2017-1A A1 4.00% 2/25/57	6,135,777	6,393,173
Series 2017-4A A1 4.00% 5/25/57	6,433,076	6,682,969
Series 2017-6A A1 4.00% 8/27/57	11,504,147	11,940,968

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Opteum Mortgage Acceptance Series 2005-1 M5 3.60% (LIBOR01M + 1.20%) 2/25/35	700,151	$ 704,998
♦•Structured Asset Securities Mortgage Pass-Through Certificates Series 2004-S3 M1 3.38% (LIBOR01M + 0.98%) 11/25/34	79,755	79,759
United States Small Business Administration Series 2019-20D 1 2.98% 4/1/39	720,000	745,875
Total Non-Agency Collateralized Mortgage Obligations (Cost $80,171,384)		81,220,599
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.25%
•BX Trust Series 2017-APPL A 3.27% (LIBOR01M + 0.88%) 7/15/34	1,248,089	1,244,990
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	2,577,390
•CHT-COSMO Mortgage Trust Series 2017-CSMO A 3.32% (LIBOR01M + 0.93%) 11/15/36	730,000	729,772
Citigroup Commercial Mortgage Trust
*•Series 2013-GC11 XA 1.54% 4/10/46	11,653,017	513,383
Series 2014-GC25 A4 3.64% 10/10/47	889,000	941,124
Series 2016-P3 A4 3.33% 4/15/49	758,000	791,534
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	775,000	792,184
Series 2014-CR16 A4 4.05% 4/10/47	774,000	828,537
Series 2014-CR20 A4 3.59% 11/10/47	402,000	424,108
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,663,974
Series 2015-CR23 A4 3.50% 5/10/48	418,000	440,325
•Credit Suisse Commercial Mortgage Securities Series 2019-SKLZ A 3.64% (LIBOR01M + 1.25%) 1/15/34	4,280,000	4,287,520
CSMC Series 2014-USA B 4.18% 9/15/37	7,380,000	7,721,374
CSMC Trust Series 2017-LSTK A 2.76% 4/5/33	1,350,000	1,353,640
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	$ 963,971
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.88% 11/10/46	948,000	985,911
GRACE Mortgage Trust Series 2014-GRCE A 3.37% 6/10/28	1,986,000	2,023,504
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	446,644
•Series 2013-PEMB A 3.67% 3/5/33	5,000,000	5,159,597
Series 2014-GC24 A5 3.93% 9/10/47	1,448,000	1,547,298
Series 2015-GC32 A4 3.76% 7/10/48	512,000	547,218
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,915,679
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	1,761,798
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	697,940
Series 2015-JP1 A5 3.91% 1/15/49	1,298,000	1,396,605
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	465,990	321,711
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.25% 2/15/46	3,000,000	3,084,218
Series 2014-C17 A5 3.74% 8/15/47	717,000	758,700
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	1,721,225
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,342,160
Series 2016-C29 A4 3.33% 5/15/49	710,000	741,299
•Morgan Stanley Capital I Trust
Series 2015-MS1 A4 3.78% 5/15/48	1,750,000	1,868,369
Series 2019-BPR A 3.79% 5/15/36	3,460,000	3,460,024
MSCG Trust Series 2016-SNR C 5.21% 11/15/34	892,500	903,535
•Rosslyn Portfolio Trust Series 2017-ROSS A 3.34% (LIBOR01M + 0.95%) 6/15/33	1,490,000	1,488,929

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	$ 1,157,631
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.14% 10/15/45	474,000	494,936
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	7,949,995
*•Series 2016-BNK1 XA 1.92% 8/15/49	17,607,392	1,770,858
*•Series 2016-C36 XA 1.47% 11/15/59	41,666,256	2,984,200
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	3,621,091
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $75,639,942)		75,424,901
ΔREGIONAL BONDS–0.19%
Canada—0.19%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,458,423
Province of Manitoba Canada 2.13% 6/22/26	872,000	865,566
Province of Quebec Canada 2.50% 4/20/26	959,000	979,719
		3,303,708
Total Regional Bonds (Cost $3,333,693)		3,303,708
ΔSOVEREIGN BONDS–5.87%
Colombia—0.66%
Colombia Government International Bond
3.88% 4/25/27	1,740,000	1,816,995
4.50% 3/15/29	1,070,000	1,170,045
5.00% 6/15/45	630,000	696,780
5.20% 5/15/49	4,220,000	4,792,907
5.63% 2/26/44	2,720,000	3,224,900
		11,701,627
India—0.07%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	1,304,071
		1,304,071
Indonesia—0.44%
Indonesia Government International Bond
3.85% 7/18/27	2,110,000	2,184,871
4.63% 4/15/43	950,000	1,006,641
4.88% 5/5/21	290,000	301,591
5.13% 1/15/45	3,840,000	4,333,494
		7,826,597
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan—0.08%
Japan Finance Organization for Municipalities 2.13% 4/13/21	1,468,000	$ 1,467,205
		1,467,205
Kazakhstan—0.20%
Kazakhstan Government International Bond 4.88% 10/14/44	3,040,000	3,508,105
		3,508,105
Kuwait—0.15%
Kuwait International Government Bond 3.50% 3/20/27	2,460,000	2,622,754
		2,622,754
Mexico—1.22%
Mexico Government International Bond
4.00% 10/2/23	11,080,000	11,570,567
4.75% 3/8/44	9,670,000	10,117,238
		21,687,805
Panama—0.37%
Panama Government International Bond
4.50% 5/15/47	3,130,000	3,543,974
6.70% 1/26/36	2,230,000	3,043,972
		6,587,946
Peru—0.37%
Peruvian Government International Bond
5.63% 11/18/50	2,030,000	2,801,420
6.55% 3/14/37	2,690,000	3,806,377
		6,607,797
Poland—0.48%
Republic of Poland Government International Bond 4.00% 1/22/24	7,860,000	8,473,017
		8,473,017
Qatar—0.54%
Qatar Government International Bond
3.25% 6/2/26	270,000	278,196
3.88% 4/23/23	3,210,000	3,370,702
4.00% 3/14/29	1,600,000	1,727,035
4.82% 3/14/49	3,700,000	4,249,802
		9,625,735
Russia—0.47%
Russian Foreign Bond - Eurobond
5.63% 4/4/42	5,200,000	6,109,792
5.88% 9/16/43	1,800,000	2,190,379
		8,300,171

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Saudi Arabia—0.04%
Saudi Government International Bond 2.88% 3/4/23	640,000	$ 648,400
		648,400
United Arab Emirates—0.28%
Abu Dhabi Government International Bond 2.50% 10/11/22	4,900,000	4,943,145
		4,943,145
Uruguay—0.50%
Uruguay Government International Bond
4.38% 1/23/31	4,280,000	4,640,590
5.10% 6/18/50	3,840,000	4,329,638
		8,970,228
Total Sovereign Bonds (Cost $97,769,157)		104,274,603
SUPRANATIONAL BANK–0.03%
FMS Wertmanagement 1.38% 6/8/21	476,000	471,616
Total Supranational Bank (Cost $477,037)		471,616
U.S. TREASURY OBLIGATIONS–3.40%
U.S. Treasury Inflation Index Bond
1.00% 2/15/46	11,268,444	11,820,403
1.38% 2/15/44	3,848,013	4,371,540
U.S. Treasury Inflation Protected Security 1.00% 2/15/49	16,022,539	16,963,538
U.S. Treasury Notes
1.75% 6/30/24	13,620,000	13,615,478
1.88% 6/30/26	13,550,000	13,556,616
Total U.S. Treasury Obligations (Cost $58,553,698)		60,327,575

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.66%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.31%)	29,400,684	$ 29,400,684
Total Money Market Fund (Cost $29,400,684)		29,400,684

	Principal Amount°
SHORT-TERM INVESTMENTS—2.12%
Agency Obligations–0.80%
Federal Home Loan Bank Discount Notes 2.45% 7/19/19	14,340,000	14,322,799
		14,322,799
Certificates of Deposit–0.49%
Sumitomo Mitsui Banking 2.54% 7/29/19	8,680,000	8,680,000
		8,680,000
≠Discounted Commercial Paper–0.83%
BNG Bank 2.58% 7/16/19	11,060,000	11,048,364
Toronto-Dominion Bank 2.57% 7/25/19	3,690,000	3,683,801
		14,732,165
Total Short-Term Investments (Cost $37,734,964)		37,734,964

TOTAL INVESTMENTS–103.08% (Cost $1,786,806,811)	1,829,625,849

Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–(0.03)%

Call Options Written–(0.00)%
U.S. Treasury 10 yr Notes Strike price $128.00, expiration date 7/26/19, notional amount $12,672,000	(99)	(60,328)
Put Options Written–(0.03)%
U.S. Treasury 10 yr Notes Strike price $126.50, expiration date 8/23/19, notional amount $99,176,000	(784)	(245,000)
U.S. Treasury 5 yr Notes Strike price $117.25, expiration date 8/23/19, notional amount $10,787,000	(92)	(18,688)
U.S. Treasury 5 yr Notes Strike price $117.25, expiration date 7/26/19, notional amount $10,787,000	(92)	(8,625)
U.S. Treasury 10 yr Notes Strike price $127.00, expiration date 8/23/19, notional amount $63,500,000	(500)	(226,562)
LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
PUT OPTIONS WRITTEN (continued)
U.S. Treasury 10 yr Notes Strike price $127.25, expiration date 7/26/19, notional amount $13,106,750	(103)	$ (33,797)
		(532,672)
Total Options Written (Premium received $(867,330) )		(593,000)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.05%)	(54,080,696)
NET ASSETS APPLICABLE TO 175,438,184 SHARES OUTSTANDING–100.00%	$1,774,952,153
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND STANDARD CLASS ($1,586,764,138 / 156,812,873 Shares)	$10.119
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND SERVICE CLASS ($188,188,015 / 18,625,311 Shares)	$10.104
COMPONENTS OF NET ASSETS AT JUNE 30, 2019:
Shares of beneficial interest (unlimited authorization–no par)	$1,731,208,483
Distributable earnings/(accumulated loss)	43,743,670
TOTAL NET ASSETS	$1,774,952,153

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.
★ Includes $6,430,774 cash collateral held at broker for futures contracts, $15,595,791 cash collateral held at brokers for swap contracts, $8,045,621 Cash collateral held at brokers for TBAs, $113,003,757 payable for securities purchased, $518,720 payable for fund share redeemed, $16,402,309 variation margin due to brokers on centrally cleared interest rate swap contracts, $179,814 other accrued expenses payable, $732,669 due to manager and affiliates and $4,808,096 variation margin due to broker on futures contracts as of June 30, 2019.
LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
The following futures contracts and swap contracts were outstanding at June 30, 2019:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(292)	30 Day Federal Funds	$(118,798,753)	$(118,798,198)	7/31/19	$ —	$ (555)
(129)	30 Day Federal Funds	(52,655,025)	(52,631,799)	8/30/19	—	(23,226)
(359)	30 Day Federal Funds	(147,119,498)	(146,467,639)	1/31/20	—	(651,859)
1,810	90 Day IMM Eurodollar	443,857,250	438,574,061	12/16/19	5,283,189	—
1,370	90 Day IMM Eurodollar	336,951,500	332,884,841	6/15/20	4,066,659	—
(234)	U.S. Treasury 10 yr Notes	(29,944,688)	(29,762,212)	9/19/19	—	(182,475)
(409)	U.S. Treasury 10 yr Ultra Notes	(56,493,125)	(55,515,566)	9/19/19	—	(977,559)
1,400	U.S. Treasury 2 yr Notes	301,251,563	299,426,967	9/30/19	1,824,596	—
(569)	U.S. Treasury 5 yr Notes	(67,230,906)	(66,547,246)	9/30/19	—	(683,660)
(507)	U.S. Treasury Long Bonds	(78,886,031)	(77,002,066)	9/19/19	—	(1,883,965)
1,467	U.S. Treasury Ultra Bonds	260,484,188	250,926,884	9/19/19	9,557,304	—
Total Futures Contracts					$20,731,748	$(4,403,299)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared/
Protection Sold/Moody's Ratings
CDX.NA.IG.32- Quarterly[4]	218,990,000	1.00%	6/20/24	$4,729,699	$3,282,851	$1,446,848	$—
LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
2 yr IRS-Semiannual/Quarterly	30,000,000	1.73%	(2.31%) [5]	6/27/21	$34,382	$—	$34,383	$—
25 yr IRS-Semiannual/Quarterly	17,908,000	2.88%	(2.52%) [5]	5/15/44	(2,319,396)	78,533	—	(2,397,928)
25 yr IRS-Semiannual/Quarterly	21,726,000	2.75%	(2.37%) [5]	8/15/44	(2,288,551)	(65,444)	—	(2,223,107)
26 yr IRS-Semiannual/Quarterly	25,803,000	3.33%	(2.52%) [5]	2/15/44	(5,857,370)	11,400	—	(5,868,771)
6 yr IRS-Semiannual/Quarterly	93,556,000	2.25%	(2.33%) [5]	12/31/25	(2,534,786)	72,238	—	(2,607,023)
7 yr IRS-Semiannual/Quarterly	74,911,000	3.00%	(2.52%) [5]	5/31/25	(5,118,612)	(943,405)	—	(4,175,207)
7 yr IRS-Semiannual/Quarterly	74,899,000	2.50%	(2.40%) [5]	1/31/26	(3,206,341)	(1,079,915)	—	(2,126,426)
7 yr IRS-Semiannual/Quarterly	61,805,000	1.55%	(1.00%)	4/30/26	42,306	75,824	—	(33,519)
2 yr IRS-Semiannual/Quarterly	351,320,000	(1.70%)	(2.33%) [5]	9/28/19	859,505	(37,226)	896,730	—
5 yr IRS-Semiannual/Quarterly	20,879,000	(2.56%)	(2.52%) [5]	5/31/22	482,485	(7,116)	489,601	—
Total IRS Contracts						$(1,895,111)	$1,420,714	$(19,431,981)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2019.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] Rate resets based on LIBOR03M.

Summary of Abbreviations:
BB–Barclays Bank
BNP–BNP Paribas
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
IRS–Interest Rate Swap
JPM–JPMorgan
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCG–Morgan Stanley Capital Group
LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
PC–Participation Certificate
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Statement of Operations
Six Months Ended June 30, 2019 (unaudited)
INVESTMENT INCOME:
Interest	$ 29,964,432
Foreign Taxes Withheld	(5,932)
29,958,500
EXPENSES:
Management fees	3,856,211
Shareholder servicing fees	248,511
Distribution fees-Service Class	187,292
Accounting and administration expenses	159,533
Professional fees	43,254
Reports and statements to shareholders	37,732
Trustees’ fees and expenses	25,474
Pricing fees	23,805
Custodian fees	8,232
Consulting fees	1,405
Other	16,979
Total operating expenses	4,608,428
NET INVESTMENT INCOME	25,350,072
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	686,187
Futures contracts	(4,368,827)
Options written	2,208,767
Swap contracts	3,052,310
Net realized gain	1,578,437
Net change in unrealized appreciation (depreciation) of:
Investments	92,457,079
Futures contracts	16,753,346
Options written	825,050
Swap contracts	(12,459,559)
Net change in unrealized appreciation (depreciation)	97,575,916
NET REALIZED AND UNREALIZED GAIN	99,154,353
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,504,425
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/19 (unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 25,350,072	$ 49,515,558
Net realized gain (loss)	1,578,437	(3,493,046)
Net change in unrealized appreciation (depreciation)	97,575,916	(66,001,787)
Net increase (decrease) in net assets resulting from operations	124,504,425	(19,979,275)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(48,011,603)
Service Class	—	(3,484,223)
Return of capital:
Standard Class	—	(7,963,135)
Service Class	—	(577,888)
	—	(60,036,849)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,118,727	164,953,866
Service Class	62,687,777	101,195,793
Reinvestment of dividends and distributions:
Standard Class	—	55,974,738
Service Class	—	4,062,111
	84,806,504	326,186,508
Cost of shares redeemed:
Standard Class	(134,556,433)	(395,546,299)
Service Class	(11,201,725)	(17,140,300)
	(145,758,158)	(412,686,599)
Decrease in net assets derived from capital share transactions	(60,951,654)	(86,500,091)
NET INCREASE (DECREASE) IN NET ASSETS	63,552,771	(166,516,215)
NET ASSETS:
Beginning of period	1,711,399,382	1,877,915,597
End of period	$1,774,952,153	$1,711,399,382
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Standard Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended		7/14/16 [1] to12/31/16
		12/31/18	12/31/17
Net asset value, beginning of period	$ 9.415	$ 9.862	$ 9.593	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.144	0.262	0.203	0.074
Net realized and unrealized gain (loss)	0.560	(0.367)	0.233	(0.406)
Total from investment operations	0.704	(0.105)	0.436	(0.332)
Less dividends and distributions from:
Net investment income	—	(0.293)	(0.167)	(0.075)
Return of capital	—	(0.049)	—	—
Total dividends and distributions	—	(0.342)	(0.167)	(0.075)
Net asset value, end of period	$ 10.119	$ 9.415	$ 9.862	$ 9.593
Total return[4]	7.48%	(1.03%)	4.54%	(3.32%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,586,764	$1,585,597	$1,836,303	$1,166,624
Ratio of expenses to average net assets	0.52%	0.52%	0.51%	0.50%
Ratio of net investment income to average net assets	2.98%	2.71%	2.06%	1.61%
Portfolio turnover	76%	176%	419%	182% [5]

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Excludes the value of securities received or delivered as a result of in-kind subscriptions of the Fund's capital shares.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Service Class
	Six Months Ended6/30/19[2] (unaudited)	Year Ended		7/14/16 [1] to12/31/16
		12/31/18	12/31/17
Net asset value, beginning of period	$ 9.413	$ 9.866	$ 9.593	$ 10.000
Income (loss) from investment operations:
Net investment income[3]	0.132	0.236	0.180	0.062
Net realized and unrealized gain (loss)	0.559	(0.364)	0.230	(0.406)
Total from investment operations	0.691	(0.128)	0.410	(0.344)
Less dividends and distributions from:
Net investment income	—	(0.279)	(0.137)	(0.063)
Return of capital	—	(0.046)	—	—
Total dividends and distributions	—	(0.325)	(0.137)	(0.063)
Net asset value, end of period	$ 10.104	$ 9.413	$ 9.866	$ 9.593
Total return[4]	7.34%	(1.27%)	4.27%	(3.44%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$188,188	$125,802	$41,613	$ 10
Ratio of expenses to average net assets	0.77%	0.77%	0.76%	0.75%
Ratio of net investment income to average net assets	2.73%	2.46%	1.81%	1.36%
Portfolio turnover	76%	176%	419%	182% [5]

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
[5]	Excludes the value of securities received or delivered as a result of in-kind subscriptions of the Fund's capital shares.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund–23

LVIP Western Asset Core Bond Fund
Notes to Financial Statements
June 30, 2019 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 95 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Western Asset Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize total return, consistent with prudent investment management and liquidity needs.
1. Significant Accounting Policies
The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended December 31, 2016-December 31, 2018), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange
LVIP Western Asset Core Bond Fund–24

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $2 billion of the Fund’s average daily net assets; and 0.35% of the Fund’s average daily net assets in excess of $2 billion.   The management fee is calculated daily and paid monthly.
Western Asset Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2019, costs for these administrative and legal services were as follows:
Administrative	$49,523
Legal	10,203
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,328 for the six months ended June 30, 2019.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2019, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LIAC	$652,070
Distribution fees payable to LFD	37,369
Printing and mailing fees payable to Lincoln Life	1,208
Shareholder servicing fees payable to Lincoln Life	42,022
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Western Asset Core Bond Fund–25

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$ 122,918,283
Purchases of U.S. government securities	1,184,745,369
Sales other than U.S. government securities	77,459,767
Sales of U.S. government securities	1,238,323,486
At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,787,327,221
Aggregate unrealized appreciation of investments and derivatives	$ 72,991,771
Aggregate unrealized depreciation of investments and derivatives	(30,408,702)
Net unrealized appreciation of investments and derivatives	$ 42,583,069
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Western Asset Core Bond Fund–26

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$ —	$ 36,325,734	$—	$ 36,325,734
Agency Commercial Mortgage-Backed Securities	—	14,070,481	—	14,070,481
Agency Mortgage-Backed Securities	—	686,002,908	—	686,002,908
Corporate Bonds	—	614,736,435	—	614,736,435
Non-Agency Asset-Backed Securities	—	86,331,641	—	86,331,641
Non-Agency Collateralized Mortgage Obligations	—	81,220,599	—	81,220,599
Non-Agency Commercial Mortgage-Backed Securities	—	75,424,901	—	75,424,901
Regional Bonds	—	3,303,708	—	3,303,708
Sovereign Bonds	—	104,274,603	—	104,274,603
Supranational Bank	—	471,616	—	471,616
U.S. Treasury Obligations	—	60,327,575	—	60,327,575
Money Market Fund	29,400,684	—	—	29,400,684
Short-Term Investment	—	37,734,964	—	37,734,964
Total Investments	$29,400,684	$1,800,225,165	$—	$1,829,625,849
Derivatives:

Assets:
Futures Contracts	$20,731,748	$ —	$—	$ 20,731,748
Swap Contracts	$ —	$ 2,867,562	$—	$ 2,867,562
Liabilities:
Futures Contracts	$ (4,403,299)	$ —	$—	$ (4,403,299)
Swap Contracts	$ —	$(19,431,981)	$—	$(19,431,981)
Options Written	$ (593,000)	$ —	$—	$ (593,000)
There were no Level 3 investments at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/19	12/31/18
Shares sold:
Standard Class	2,270,504	17,127,694
Service Class	6,419,975	10,496,612
Shares reinvested:
Standard Class	—	5,986,025
Service Class	—	434,607
	8,690,479	34,044,938
Shares redeemed:
Standard Class	(13,867,313)	(40,912,912)
Service Class	(1,159,482)	(1,784,311)
	(15,026,795)	(42,697,223)
Net decrease	(6,336,316)	(8,652,285)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in
LVIP Western Asset Core Bond Fund–27

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2019, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts–During the six months ended June 30, 2019, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2019, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and to receive premiums for writing options.
Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received payment(receipt) to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2019, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront
LVIP Western Asset Core Bond Fund–28

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2019, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2019, the notional value of the protection sold was $218,990,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2019, net unrealized appreciation of the protection sold was $1,446,848.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2019, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2019 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$20,731,748	Liabilities net of receivables and other assets	$ (4,403,299)
Options written (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(593,000)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	1,446,848	Liabilities net of receivables and other assets	—
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	1,420,714	Liabilities net of receivables and other assets	(19,431,981)
Total		$23,599,310		$(24,428,280)
LVIP Western Asset Core Bond Fund–29

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(4,368,827)	$ 16,753,346
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	2,208,767	825,050
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	495,546	5,177,328
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	2,556,764	(17,636,887)
Total		$ 892,250	$ 5,118,837
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,289,814,479	$398,152,111
Options contracts (average value)	6,768	425,475
CDS contracts (average notional value)*	159,230,000	91,245,714
Interest rate swap contracts (average notional value)**	278,829,000	497,393,857

*Long represents buying protection and short represents selling protection.
**Long represent paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2019, the Fund had no assets and liabilities subject to offsetting provisions.
6.  Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP Western Asset Core Bond Fund–30

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6.  Credit and Market Risk (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities.   Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
9. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Western Asset Core Bond Fund–31

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lincoln Variable Insurance Products Trust

By (Signature and Title) /s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date August 23, 2019

By (Signature and Title) /s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date August 23, 2019